UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 – March 31, 2010

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2010. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AXA Franklin Small Cap Value Core Portfolio‡	392,883	$3,523,393
EQ/BlackRock Basic Value Equity Portfolio‡	1,266,239	16,489,824
EQ/BlackRock International Value Portfolio‡	779,470	8,672,761
EQ/Boston Advisors Equity Income Portfolio‡	951,287	4,679,166
EQ/Core Bond Index Portfolio‡	775,804	7,400,721
EQ/Davis New York Venture Portfolio‡	1,094,796	10,009,708
EQ/Equity Growth PLUS Portfolio‡	251,195	3,425,023
EQ/GAMCO Mergers & Acquisitions Portfolio‡	725,741	8,689,664
EQ/GAMCO Small Company Value Portfolio‡	357,258	11,474,257
EQ/Global Bond PLUS Portfolio‡	1,530,006	14,978,254
EQ/Global Multi-Sector Equity Portfolio‡	1,087,531	12,694,159
EQ/International Core PLUS Portfolio‡	2,282,684	20,762,934
EQ/Large Cap Core PLUS Portfolio‡	1,867,909	13,601,464
EQ/Large Cap Growth PLUS Portfolio‡	890,014	13,937,001
EQ/Large Cap Value PLUS Portfolio‡	528,189	5,144,680
EQ/Quality Bond PLUS Portfolio‡	292,669	2,688,906
EQ/Small Company Index Portfolio‡	57,185	523,627
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	102,700	10,671,557
iShares Cohen & Steers Realty Majors Index Fund	179,400	10,283,208
iShares COMEX Gold Trust*	117,790	12,842,644
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	51,420	2,793,134
iShares FTSE/Xinhua China 25 Index Fund	69,200	2,913,320
iShares JP Morgan USD Emerging Markets Bond Fund	41,160	4,288,872
iShares MSCI EAFE Small Cap Index Fund	100,400	3,754,960
iShares MSCI Emerging Markets Index Fund	15,200	640,224
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,469,251
iShares S&P Global Clean Energy Index Fund	42,710	804,656
iShares S&P Global Energy Sector Index Fund	44,560	1,575,196
iShares S&P Latin America 40 Index Fund	24,600	1,187,442
iShares S&P North American Natural Resources Sector Index Fund	152,760	5,261,054
iShares Silver Trust*	190,350	3,262,599
Multimanager Core Bond Portfolio‡	773,621	8,047,171
Multimanager International Equity Portfolio‡	630,873	$6,771,925
Multimanager Large Cap Core Equity Portfolio‡	525,483	5,066,498
Multimanager Large Cap Value Portfolio‡	742,857	6,888,606
Multimanager Mid Cap Growth Portfolio*‡	239,572	1,891,814
Multimanager Mid Cap Value Portfolio‡	370,113	3,258,769
Multimanager Small Cap Growth Portfolio*‡	898,631	6,738,010
Multimanager Small Cap Value Portfolio‡	96,070	912,509
SPDR Barclays Capital High Yield Bond ETF	147,000	5,849,130
SPDR S&P Emerging Asia Pacific ETF	10,000	752,300

Total Investment Companies (98.5%) (Cost $273,899,291)		267,620,391

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $4,390,739)	$4,390,739	4,390,739

Total Investments (100.1%) (Cost/Amortized Cost $278,290,030)		272,011,130
Other Assets Less Liabilities (-0.1%)		(167,477)

Net Assets (100%)		$271,843,653

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/AXA Franklin Small Cap Value Core Portfolio	$3,488,288	$18,077	$396,536	$3,523,393	$—	$(120,053)
EQ/BlackRock Basic Value Equity Portfolio	15,990,679	28,922	555,159	16,489,824	—	(112,786)
EQ/BlackRock International Value Portfolio	9,014,546	24,102	626,292	8,672,761	—	(257,648)
EQ/Boston Advisors Equity Income Portfolio	4,570,851	10,846	163,113	4,679,166	—	2,776
EQ/Core Bond Index Portfolio	7,281,715	—	—	7,400,721	—	—
EQ/Davis New York Venture Portfolio	8,603,700	1,530,127	368,971	10,009,708	—	91,834
EQ/Equity Growth PLUS Portfolio	3,284,189	—	—	3,425,023	—	—
EQ/GAMCO Mergers & Acquisitions Portfolio	8,782,982	21,692	377,191	8,689,664	—	(45,412)
EQ/GAMCO Small Company Value Portfolio	10,831,737	20,487	352,382	11,474,257	—	(39,035)
EQ/Global Bond PLUS Portfolio	15,185,587	28,922	453,636	14,978,254	—	(11,264)
EQ/Global Multi-Sector Equity Portfolio	12,715,245	26,512	659,254	12,694,159	—	(253,745)
EQ/International Core PLUS Portfolio	21,027,144	40,973	1,097,604	20,762,934	—	(470,910)
EQ/Large Cap Core PLUS Portfolio	13,201,324	24,102	271,107	13,601,464	—	97,536
EQ/Large Cap Growth PLUS Portfolio	13,688,521	26,512	398,663	13,937,001	—	6,845
EQ/Large Cap Value PLUS Portfolio	6,404,805	12,051	1,597,509	5,144,680	—	86,813
EQ/Quality Bond PLUS Portfolio	3,385,935	53,024	821,496	2,688,906	—	(10,480)
EQ/Small Company Index Portfolio	499,054	1,205	13,448	523,627	—	4,984
Multimanager Core Bond Portfolio	8,302,902	91,743	430,374	8,047,171	62,821	11,998
Multimanager International Equity Portfolio	7,055,588	24,102	342,639	6,771,925	—	26,004
Multimanager Large Cap Core Equity Portfolio	4,939,876	9,641	174,210	5,066,498	—	(26,752)
Multimanager Large Cap Value Portfolio	6,731,119	18,077	364,660	6,888,606	—	(88,177)
Multimanager Mid Cap Growth Portfolio	1,808,650	4,820	104,476	1,891,814	—	(30,747)
Multimanager Mid Cap Value Portfolio	3,139,417	9,641	195,486	3,258,769	—	(48,028)
Multimanager Small Cap Growth Portfolio	6,500,040	18,077	303,509	6,738,010	—	(27,026)
Multimanager Small Cap Value Portfolio	850,245	1,205	22,783	912,509	—	(4,351)

	$197,284,139	$2,044,860	$10,090,498	$198,270,844	$62,821	$(1,217,624)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$69,349,547	$—	$—	$69,349,547
Investment Companies	—	198,270,844	—	198,270,844
Short-Term Investments	—	4,390,739	—	4,390,739

Total Assets	$69,349,547	$202,661,583	$—	$272,011,130

Total Liabilities	$—	$—	$—	$—

Total	$69,349,547	$202,661,583	$—	$272,011,130

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$7,136,520
Net Proceeds of Sales and Redemptions:
Investment Companies	$14,213,898

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,192,781
Aggregate gross unrealized depreciation	(26,395,908)

Net unrealized depreciation	$(7,203,127)

Federal income tax cost of investments	$279,214,257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	168,431	$2,332,742
AXA Tactical Manager 400 Portfolio-I*‡	34,578	484,102
AXA Tactical Manager 500 Portfolio-I‡	585,877	7,709,860
AXA Tactical Manager International Portfolio-I‡	156,208	1,922,029
EQ/Core Bond Index Portfolio‡	4,139,783	39,491,135
EQ/Intermediate Government Bond Index Portfolio‡	714,134	6,922,082

Total Investments (99.5%) (Cost $58,142,715)		58,861,950
Other Assets Less Liabilities (0.5%)		324,829

Net Assets (100%)		$59,186,779

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$1,102,458	$1,081,955	$11,096	$2,332,742	$—	$2,096
AXA Tactical Manager 400 Portfolio-I	266,016	186,143	1,807	484,102	—	391
AXA Tactical Manager 500 Portfolio-I	4,448,661	2,933,697	29,631	7,709,860	—	4,816
AXA Tactical Manager International Portfolio-I	1,103,498	806,621	8,850	1,922,029	—	678
EQ/Core Bond Index Portfolio	22,460,805	16,832,394	194,022	39,491,135	—	4,599
EQ/Intermediate Government Bond Index Portfolio	3,942,089	2,978,292	34,930	6,922,082	—	251

	$33,323,527	$24,819,102	$280,336	$58,861,950	$—	$12,831

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$58,861,950	$—	$58,861,950

Total Assets	$—	$58,861,950	$—	$58,861,950

Total Liabilities	$—	$—	$—	$—

Total	$—	$58,861,950	$—	$58,861,950

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$24,819,102
Net Proceeds of Sales and Redemptions:
Investment Companies	$293,167

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$815,811
Aggregate gross unrealized depreciation	(96,576)

Net unrealized appreciation	$719,235

Federal income tax cost of investments	$58,142,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	532,827	$7,379,587
AXA Tactical Manager 400 Portfolio-I*‡	125,734	1,760,314
AXA Tactical Manager 500 Portfolio-I‡	2,021,569	26,602,876
AXA Tactical Manager International Portfolio-I‡	531,656	6,541,647
EQ/Core Bond Index Portfolio‡	5,281,765	50,384,984
EQ/Intermediate Government Bond Index Portfolio‡	911,682	8,836,905

Total Investments (99.1%) (Cost $98,898,175)		101,506,313
Other Assets Less Liabilities (0.9%)		877,012

Net Assets (100%)		$102,383,325

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$3,167,799	$3,713,623	$—	$7,379,587	$—	$—
AXA Tactical Manager 400 Portfolio-I	968,384	668,642	—	1,760,314	—	—
AXA Tactical Manager 500 Portfolio-I	14,756,651	10,624,509	—	26,602,876	—	—
AXA Tactical Manager International Portfolio-I	3,576,158	2,897,449	—	6,541,647	—	—
EQ/Core Bond Index Portfolio	27,237,062	22,660,069	—	50,384,984	—	—
EQ/Intermediate Government Bond Index Portfolio	4,779,761	4,011,853	—	8,836,905	—	—

	$54,485,815	$44,576,145	$—	$101,506,313	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$101,506,313	$—	$101,506,313

Total Assets	$—	$101,506,313	$—	$101,506,313

Total Liabilities	$—	$—	$—	$—

Total	$—	$101,506,313	$—	$101,506,313

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$44,576,145
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,771,384
Aggregate gross unrealized depreciation	(163,246)

Net unrealized appreciation	$2,608,138

Federal income tax cost of investments	$98,898,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	1,195,342	$16,555,342
AXA Tactical Manager 400 Portfolio-I*‡	226,513	3,171,263
AXA Tactical Manager 500 Portfolio-I‡	4,227,855	55,636,546
AXA Tactical Manager International Portfolio-I‡	1,142,079	14,052,459
EQ/Core Bond Index Portfolio‡	7,454,248	71,109,209
EQ/Intermediate Government Bond Index Portfolio‡	1,286,691	12,471,851

Total Investments (99.4%) (Cost $167,356,498)		172,996,670
Other Assets Less Liabilities (0.6%)		1,024,251

Net Assets (100%)		$174,020,921

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$7,926,386	$7,547,536	$—	$16,555,342	$—	$—
AXA Tactical Manager 400 Portfolio-I	1,903,262	1,048,597	—	3,171,263	—	—
AXA Tactical Manager 500 Portfolio-I	32,436,758	20,717,196	—	55,636,546	—	—
AXA Tactical Manager International Portfolio-I	8,156,495	5,767,285	—	14,052,459	—	—
EQ/Core Bond Index Portfolio	40,813,383	29,582,880	—	71,109,209	—	—
EQ/Intermediate Government Bond Index Portfolio	7,161,356	5,242,986	—	12,471,851	—	—

	$98,397,640	$69,906,480	$—	$172,996,670	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$172,996,670	$—	$172,996,670

Total Assets	$—	$172,996,670	$—	$172,996,670

Total Liabilities	$—	$—	$—	$—

Total	$—	$172,996,670	$—	$172,996,670

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$69,906,480
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,826,044
Aggregate gross unrealized depreciation	(185,872)

Net unrealized appreciation	$5,640,172

Federal income tax cost of investments	$167,356,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	3,347,207	$46,358,412
AXA Tactical Manager 400 Portfolio-I*‡	592,866	8,300,332
AXA Tactical Manager 500 Portfolio-I‡	11,597,530	152,617,928
AXA Tactical Manager International Portfolio-I‡	3,081,827	37,919,641
EQ/Core Bond Index Portfolio‡	13,583,617	129,579,848
EQ/Intermediate Government Bond Index Portfolio‡	2,352,338	22,801,137

Total Investments (99.1%) (Cost $382,158,896)		397,577,298
Other Assets Less Liabilities (0.9%)		3,418,174

Net Assets (100%)		$400,995,472

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$21,087,417	$22,261,226	$—	$46,358,412	$—	$—
AXA Tactical Manager 400 Portfolio-I	4,785,391	2,945,253	—	8,300,332	—	—
AXA Tactical Manager 500 Portfolio-I	85,850,301	59,976,198	—	152,617,928	—	—
AXA Tactical Manager International Portfolio-I	21,149,227	16,409,264	—	37,919,641	—	—
EQ/Core Bond Index Portfolio	71,721,759	56,610,195	—	129,579,848	—	—
EQ/Intermediate Government Bond Index Portfolio	12,585,858	10,098,009	—	22,801,137	—	—

	$217,179,953	$168,300,145	$—	$397,577,298	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$397,577,298	$—	$397,577,298

Total Assets	$—	$397,577,298	$—	$397,577,298

Total Liabilities	$—	$—	$—	$—

Total	$—	$397,577,298	$—	$397,577,298

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$168,300,145
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,764,838
Aggregate gross unrealized depreciation	(346,436)

Net unrealized appreciation	$15,418,402

Federal income tax cost of investments	$382,158,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	3,021,391	$41,845,900
AXA Tactical Manager 400 Portfolio-I*‡	558,977	7,825,871
AXA Tactical Manager 500 Portfolio-I‡	11,029,809	145,146,994
AXA Tactical Manager International Portfolio-I‡	2,920,562	35,935,399
EQ/Core Bond Index Portfolio‡	8,201,972	78,242,069
EQ/Intermediate Government Bond Index Portfolio‡	1,419,755	13,761,637

Total Investments (99.3%) (Cost $307,269,294)		322,757,870
Other Assets Less Liabilities (0.7%)		2,137,237

Net Assets (100%)		$324,895,107

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$21,677,374	$17,257,150	$—	$41,845,900	$—	$—
AXA Tactical Manager 400 Portfolio-I	5,140,510	2,112,190	—	7,825,871	—	—
AXA Tactical Manager 500 Portfolio-I	90,051,022	48,354,096	—	145,146,994	—	—
AXA Tactical Manager International Portfolio-I	22,393,014	13,238,399	—	35,935,399	—	—
EQ/Core Bond Index Portfolio	48,418,868	28,974,430	—	78,242,069	—	—
EQ/Intermediate Government Bond Index Portfolio	8,499,226	5,180,243	—	13,761,637	—	—

	$196,180,014	$115,116,508	$—	$322,757,870	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$322,757,870	$—	$322,757,870

Total Assets	$—	$322,757,870	$—	$322,757,870

Total Liabilities	$—	$—	$—	$—

Total	$—	$322,757,870	$—	$322,757,870

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$115,116,508
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,759,529
Aggregate gross unrealized depreciation	(270,953)

Net unrealized appreciation	$15,488,576

Federal income tax cost of investments	$307,269,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	57,736,389	$475,310,622
EQ/Mutual Large Cap Equity Portfolio‡	57,015,318	481,371,114
EQ/Templeton Global Equity Portfolio‡	56,419,546	468,473,902

Total Investment Companies (100.1%) (Cost $1,600,564,592)		1,425,155,638

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $96,886)	$96,886	96,886

Total Investments (100.1%) (Cost/Amortized Cost $1,600,661,478)		1,425,252,524
Other Assets Less Liabilities (-0.1%)		(1,023,238)

Net Assets (100%)		$1,424,229,286

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$463,491,009	$2,458,966	$10,390,771	$475,310,622	$—	$(2,693,928)
EQ/Mutual Large Cap Equity Portfolio	462,875,838	2,458,966	11,331,235	481,371,114	—	(3,634,393)
EQ/Templeton Global Equity Portfolio	462,984,290	2,459,039	11,452,973	468,473,902	—	(3,755,899)

	$1,389,351,137	$7,376,971	$33,174,979	$1,425,155,638	$—	$(10,084,220)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,425,155,638	$—	$1,425,155,638
Short-Term Investments	—	96,886	—	96,886

Total Assets	$—	$1,425,252,524	$—	$1,425,252,524

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,425,252,524	$—	$1,425,252,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$7,376,971
Net Proceeds of Sales and Redemptions:
Investment Companies	$23,090,759

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(175,408,954)

Net unrealized depreciation	$(175,408,954)

Federal income tax cost of investments	$1,600,661,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	207,918	$4,983,794
iShares MSCI Austria Investable Market Index Fund	7,741	152,885
iShares MSCI Belgium Investable Market Index Fund	29,239	380,692
iShares MSCI EAFE Growth Index Fund	229,309	12,988,062
iShares MSCI EAFE Index Fund	2,914,441	163,208,696
iShares MSCI EAFE Value Index Fund	250,710	12,698,461
iShares MSCI France Index Fund	244,306	6,122,308
iShares MSCI Germany Index Fund	241,823	5,291,087
iShares MSCI Hong Kong Index Fund	74,164	1,208,132
iShares MSCI Italy Index Fund	75,680	1,380,403
iShares MSCI Japan Index Fund	2,550,932	26,631,730
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,361,986
iShares MSCI Pacific ex-Japan Index Fund	264,356	11,364,664
iShares MSCI Singapore Index Fund	108,214	1,244,461
iShares MSCI Spain Index Fund	52,132	2,202,056
iShares MSCI Sweden Index Fund	79,284	2,013,021
iShares MSCI Switzerland Index Fund	224,933	5,204,950
iShares MSCI United Kingdom Index Fund	870,800	14,150,500
iShares S&P Europe 350 Index Fund	1,041,734	39,940,082
SPDR DJ EURO Stoxx 50 Fund	60,160	2,340,224

Total Investment Companies (99.6%) (Cost $225,973,449)		314,868,194

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $1,353,874)	$1,353,874	1,353,874

Total Investments (100.0%) (Cost/Amortized Cost $227,327,323)		316,222,068
Other Assets Less Liabilities (0.0%)		72,598

Net Assets (100%)		$316,294,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$314,868,194	$—	$—	$314,868,194
Short-Term Investments	—	1,353,874	—	1,353,874

Total Assets	$314,868,194	$1,353,874	$—	$316,222,068

Total Liabilities	$—	$—	$—	$–

Total	$314,868,194	$1,353,874	$—	$316,222,068

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$1,835,157
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,825,493

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,894,745
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$88,894,745

Federal income tax cost of investments	$227,327,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	6,266	$79,202
Johnson Controls, Inc.	17,840	588,542

		667,744

Automobiles (0.3%)
Ford Motor Co.*	91,184	1,146,183
Harley-Davidson, Inc.	6,032	169,318

		1,315,501

Distributors (0.0%)
Genuine Parts Co.	3,938	166,341

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	3,648	223,586
DeVry, Inc.	1,846	120,359
H&R Block, Inc.	8,567	152,493

		496,438

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	11,448	445,098
Darden Restaurants, Inc.	4,079	181,679
International Game Technology	8,573	158,172
Marriott International, Inc., Class A	7,352	231,735
McDonald’s Corp.	29,127	1,943,353
Starbucks Corp.*	20,620	500,447
Starwood Hotels & Resorts Worldwide, Inc.	5,293	246,866
Wyndham Worldwide Corp.	4,476	115,167
Wynn Resorts Ltd.	1,748	132,551
Yum! Brands, Inc.	12,324	472,379

		4,427,447

Household Durables (0.3%)
D.R. Horton, Inc.	8,176	103,018
Fortune Brands, Inc.	3,888	188,607
Harman International Industries, Inc.*	1,681	78,637
Leggett & Platt, Inc.	3,458	74,831
Lennar Corp., Class A	4,936	84,949
Newell Rubbermaid, Inc.	8,146	123,819
Pulte Group, Inc.*	9,383	105,559
Stanley Black & Decker, Inc.	4,075	233,946
Whirlpool Corp.	2,142	186,889

		1,180,255

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	9,265	1,257,538
Expedia, Inc.	6,111	152,531
priceline.com, Inc.*	1,243	316,965

		1,727,034

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	7,776	45,023
Hasbro, Inc.	3,647	139,607
Mattel, Inc.	10,374	235,905

		420,535

Media (2.2%)
CBS Corp., Class B	18,966	264,386
Comcast Corp., Class A	77,318	1,455,125
DIRECTV, Class A*	24,943	843,323
Discovery Communications, Inc., Class A*	7,646	258,358
Gannett Co., Inc.	6,232	102,953
Interpublic Group of Cos., Inc.*	12,138	100,988
McGraw-Hill Cos., Inc.	8,273	294,932
Meredith Corp.	875	30,109
New York Times Co., Class A*	2,375	26,434
News Corp., Class A	60,222	$867,799
Omnicom Group, Inc.	8,737	339,083
Scripps Networks Interactive, Inc., Class A	2,181	96,727
Time Warner Cable, Inc.	9,389	500,528
Time Warner, Inc.	31,072	971,621
Viacom, Inc., Class B*	16,030	551,111
Walt Disney Co.	52,506	1,832,985
Washington Post Co., Class B	134	59,520

		8,595,982

Multiline Retail (0.7%)
Big Lots, Inc.*	2,072	75,462
Family Dollar Stores, Inc.	4,055	148,454
J.C. Penney Co., Inc.	6,698	215,475
Kohl’s Corp.*	8,548	468,259
Macy’s, Inc.	11,807	257,038
Nordstrom, Inc.	4,244	173,367
Sears Holdings Corp.*	1,402	152,019
Target Corp.	20,121	1,058,365

		2,548,439

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	2,578	117,660
AutoNation, Inc.*	2,316	41,873
AutoZone, Inc.*	890	154,050
Bed Bath & Beyond, Inc.*	7,390	323,387
Best Buy Co., Inc.	9,544	406,002
GameStop Corp., Class A*	4,875	106,811
Gap, Inc.	13,384	309,304
Home Depot, Inc.	46,032	1,489,135
Limited Brands, Inc.	7,610	187,358
Lowe’s Cos., Inc.	39,599	959,880
Office Depot, Inc.*	6,362	50,769
O’Reilly Automotive, Inc.*	4,038	168,425
RadioShack Corp.	3,784	85,632
Ross Stores, Inc.	3,569	190,835
Sherwin-Williams Co.	2,710	183,413
Staples, Inc.	20,308	475,004
Tiffany & Co.	3,608	171,344
TJX Cos., Inc.	11,645	495,145
Urban Outfitters, Inc.*	3,771	143,411

		6,059,438

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	8,678	342,955
NIKE, Inc., Class B	10,358	761,313
Polo Ralph Lauren Corp.	1,677	142,612
VF Corp.	2,210	177,131

		1,424,011

Total Consumer Discretionary		29,029,165

Consumer Staples (8.2%)
Beverages (1.8%)
Brown-Forman Corp., Class B	2,685	159,623
Coca-Cola Co.	62,403	3,432,165
Coca-Cola Enterprises, Inc.	8,328	230,352
Constellation Brands, Inc., Class A*	4,865	79,981
Dr. Pepper Snapple Group, Inc.	6,588	231,700
Molson Coors Brewing Co., Class B	4,020	169,081
PepsiCo, Inc.	44,241	2,926,985

		7,229,887

Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	12,135	724,581
CVS Caremark Corp.	37,964	1,387,964
Kroger Co.	18,228	394,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	11,062	$275,001
SUPERVALU, Inc.	6,259	104,400
Sysco Corp.	15,528	458,076
Walgreen Co.	26,324	976,357
Wal-Mart Stores, Inc.	57,762	3,211,567
Whole Foods Market, Inc.*	4,856	175,544

		7,708,309

Food Products (1.3%)
Archer-Daniels-Midland Co.	17,864	516,270
Campbell Soup Co.	5,003	176,856
ConAgra Foods, Inc.	12,577	315,305
Dean Foods Co.*	4,864	76,316
General Mills, Inc.	9,123	645,817
H.J. Heinz Co.	8,873	404,698
Hershey Co.	4,848	207,543
Hormel Foods Corp.	1,524	64,023
J.M. Smucker Co.	3,011	181,443
Kellogg Co.	6,696	357,767
Kraft Foods, Inc., Class A	47,509	1,436,672
McCormick & Co., Inc. (Non-Voting)	3,196	122,599
Mead Johnson Nutrition Co., Class A	5,768	300,109
Sara Lee Corp.	19,731	274,853
Tyson Foods, Inc., Class A	8,758	167,716

		5,247,987

Household Products (1.8%)
Clorox Co.	4,026	258,228
Colgate-Palmolive Co.	13,192	1,124,750
Kimberly-Clark Corp.	11,028	693,440
Procter & Gamble Co.	78,632	4,975,047

		7,051,465

Personal Products (0.2%)
Avon Products, Inc.	11,223	380,123
Estee Lauder Cos., Inc., Class A	3,367	218,417

		598,540

Tobacco (1.1%)
Altria Group, Inc.	56,126	1,151,706
Lorillard, Inc.	4,384	329,852
Philip Morris International, Inc.	50,921	2,656,039
Reynolds American, Inc.	4,300	232,114

		4,369,711

Total Consumer Staples		32,205,899

Energy (8.0%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	8,207	384,416
BJ Services Co.	7,468	159,815
Cameron International Corp.*	6,893	295,434
Diamond Offshore Drilling, Inc.	2,044	181,528
FMC Technologies, Inc.*	3,146	203,326
Halliburton Co.	24,898	750,177
Helmerich & Payne, Inc.	2,913	110,927
Nabors Industries Ltd.*	8,193	160,829
National Oilwell Varco, Inc.	11,612	471,215
Rowan Cos., Inc.*	3,431	99,876
Schlumberger Ltd.	32,522	2,063,846
Smith International, Inc.	6,525	279,400

		5,160,789

Oil, Gas & Consumable Fuels (6.7%)
Anadarko Petroleum Corp.	13,139	956,913
Apache Corp.	9,262	940,093
Cabot Oil & Gas Corp.	2,535	93,288
Chesapeake Energy Corp.	18,098	427,837
Chevron Corp.	54,369	4,122,801
ConocoPhillips	40,250	2,059,593
Consol Energy, Inc.	3,005	$128,193
Denbury Resources, Inc.*	10,085	170,134
Devon Energy Corp.	11,869	764,720
El Paso Corp.	20,058	217,429
EOG Resources, Inc.	6,995	650,115
Exxon Mobil Corp.	128,045	8,576,454
Hess Corp.	8,137	508,969
Marathon Oil Corp.	19,616	620,650
Massey Energy Co.	2,583	135,065
Murphy Oil Corp.	4,948	278,028
Noble Energy, Inc.	4,933	360,109
Occidental Petroleum Corp.	21,981	1,858,274
Peabody Energy Corp.	7,539	344,532
Pioneer Natural Resources Co.	3,323	187,151
Range Resources Corp.	4,573	214,337
Southwestern Energy Co.*	9,096	370,389
Spectra Energy Corp.	16,870	380,081
Sunoco, Inc.	3,473	103,183
Tesoro Corp.	4,426	61,521
Valero Energy Corp.	15,737	310,019
Williams Cos., Inc.	16,410	379,071
XTO Energy, Inc.	15,497	731,149

		25,950,098

Total Energy		31,110,887

Financials (12.1%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	6,676	302,823
Bank of New York Mellon Corp.	32,235	995,417
Charles Schwab Corp.	26,791	500,724
E*TRADE Financial Corp.*	40,510	66,841
Federated Investors, Inc., Class B	1,890	49,858
Franklin Resources, Inc.	3,884	430,736
Goldman Sachs Group, Inc.	14,250	2,431,478
Invesco Ltd.	11,123	243,705
Janus Capital Group, Inc.	4,329	61,861
Legg Mason, Inc.	4,715	135,179
Morgan Stanley	37,497	1,098,287
Northern Trust Corp.	6,296	347,917
State Street Corp.	13,636	615,529
T. Rowe Price Group, Inc.	6,785	372,700

		7,653,055

Commercial Banks (2.3%)
BB&T Corp.	19,118	619,232
Comerica, Inc.	5,007	190,466
Fifth Third Bancorp.	22,177	301,385
First Horizon National Corp.*	5,351	75,179
Huntington Bancshares, Inc./Ohio	18,688	100,355
KeyCorp	24,934	193,239
M&T Bank Corp.	2,424	192,417
Marshall & Ilsley Corp.	13,861	111,581
PNC Financial Services Group, Inc.	14,001	835,860
Regions Financial Corp.	33,459	262,653
SunTrust Banks, Inc.	13,839	370,747
U.S. Bancorp.	51,797	1,340,506
Wells Fargo & Co.	140,250	4,364,580
Zions Bancorp.	4,458	97,274

		9,055,474

Consumer Finance (0.6%)
American Express Co.	32,397	1,336,700
Capital One Financial Corp.	12,502	517,708
Discover Financial Services	14,151	210,850
SLM Corp.*	12,412	155,398

		2,220,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (3.4%)
Bank of America Corp.	271,581	$4,847,721
Citigroup, Inc.*	531,929	2,154,313
CME Group, Inc.	1,840	581,642
IntercontinentalExchange, Inc.*	2,077	232,998
JPMorgan Chase & Co.	107,555	4,813,086
Leucadia National Corp.*	4,738	117,550
Moody’s Corp.	5,619	167,165
NASDAQ OMX Group, Inc.*	4,449	93,963
NYSE Euronext	7,363	218,018

		13,226,456

Insurance (2.8%)
Aflac, Inc.	12,469	676,942
Allstate Corp.	14,988	484,262
American International Group, Inc.*	3,907	133,385
Aon Corp.	6,914	295,297
Assurant, Inc.	3,510	120,674
Berkshire Hathaway, Inc., Class B*	44,800	3,640,896
Chubb Corp.	9,186	476,294
Cincinnati Financial Corp.	3,904	112,826
Genworth Financial, Inc., Class A*	13,775	252,634
Hartford Financial Services Group, Inc.	10,341	293,891
Lincoln National Corp.	8,335	255,885
Loews Corp.	9,218	343,647
Marsh & McLennan Cos., Inc.	13,893	339,267
MetLife, Inc.	21,843	946,676
Principal Financial Group, Inc.	8,333	243,407
Progressive Corp.	17,445	333,025
Prudential Financial, Inc.	12,413	750,986
Torchmark Corp.	1,977	105,789
Travelers Cos., Inc.	14,180	764,869
Unum Group	8,506	210,694
XL Capital Ltd., Class A	8,748	165,337

		10,946,683

Real Estate Investment Trusts (REITs) (0.9%)
Apartment Investment & Management Co. (REIT), Class A	3,234	59,538
AvalonBay Communities, Inc. (REIT)	2,367	204,390
Boston Properties, Inc. (REIT)	3,955	298,365
Equity Residential (REIT)	7,980	312,417
HCP, Inc. (REIT)	8,338	275,154
Health Care REIT, Inc. (REIT)	3,671	166,039
Host Hotels & Resorts, Inc. (REIT)	16,993	248,948
Kimco Realty Corp. (REIT)	10,280	160,779
Plum Creek Timber Co., Inc. (REIT)	4,793	186,496
ProLogis (REIT)	12,236	161,515
Public Storage (REIT)	3,512	323,069
Simon Property Group, Inc. (REIT)	7,974	669,019
Ventas, Inc. (REIT)	3,955	187,783
Vornado Realty Trust (REIT)	4,458	337,471

		3,590,983

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,733	106,718

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	13,852	196,144
People’s United Financial, Inc.	11,004	172,103

		368,247

Total Financials		47,168,272

Health Care (8.8%)
Biotechnology (1.1%)
Amgen, Inc.*	26,511	$1,584,297
Biogen Idec, Inc.*	7,523	431,519
Celgene Corp.*	12,254	759,258
Cephalon, Inc.*	2,208	149,658
Genzyme Corp.*	7,444	385,823
Gilead Sciences, Inc.*	24,456	1,112,259

		4,422,814

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	16,064	934,925
Becton, Dickinson and Co.	6,194	487,654
Boston Scientific Corp.*	42,158	304,381
C.R. Bard, Inc.	2,765	239,504
CareFusion Corp.*	4,419	116,794
DENTSPLY International, Inc.	3,585	124,937
Hospira, Inc.*	4,219	239,007
Intuitive Surgical, Inc.*	1,069	372,151
Medtronic, Inc.	29,977	1,349,864
St. Jude Medical, Inc.*	9,136	375,033
Stryker Corp.	7,404	423,657
Varian Medical Systems, Inc.*	3,154	174,511
Zimmer Holdings, Inc.*	5,551	328,619

		5,471,037

Health Care Providers & Services (1.6%)
Aetna, Inc.	12,599	442,351
AmerisourceBergen Corp.	8,094	234,079
Cardinal Health, Inc.	10,135	365,164
CIGNA Corp.	8,305	303,797
Coventry Health Care, Inc.*	4,000	98,880
DaVita, Inc.*	2,601	164,903
Express Scripts, Inc.*	7,346	747,529
Humana, Inc.*	5,199	243,157
Laboratory Corp. of America Holdings*	3,290	249,086
McKesson Corp.	7,199	473,118
Medco Health Solutions, Inc.*	13,077	844,251
Patterson Cos., Inc.	2,929	90,945
Quest Diagnostics, Inc.	4,189	244,177
Tenet Healthcare Corp.*	11,401	65,214
UnitedHealth Group, Inc.	32,239	1,053,248
WellPoint, Inc.*	7,157	460,768

		6,080,667

Life Sciences Tools & Services (0.3%)
Life Technologies Corp.*	5,139	268,615
Millipore Corp.*	1,426	150,586
PerkinElmer, Inc.	2,805	67,039
Thermo Fisher Scientific, Inc.*	11,349	583,793
Waters Corp.*	2,350	158,719

		1,228,752

Pharmaceuticals (4.4%)
Abbott Laboratories, Inc.	42,032	2,214,246
Allergan, Inc.	8,120	530,398
Bristol-Myers Squibb Co.	46,405	1,239,013
Eli Lilly and Co.	27,064	980,258
Forest Laboratories, Inc.*	8,563	268,536
Johnson & Johnson	74,499	4,857,335
King Pharmaceuticals, Inc.*	6,018	70,772
Merck & Co., Inc.	84,336	3,149,950
Mylan, Inc.*	8,715	197,918
Pfizer, Inc.	218,477	3,746,880

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	2,589	$108,142

		17,363,448

Total Health Care		34,566,718

Industrials (7.7%)
Aerospace & Defense (2.2%)
Boeing Co.	20,492	1,487,924
General Dynamics Corp.	10,246	790,991
Goodrich Corp.	3,600	253,872
Honeywell International, Inc.	20,356	921,516
ITT Corp.	5,228	280,273
L-3 Communications Holdings, Inc.	3,287	301,188
Lockheed Martin Corp.	8,709	724,763
Northrop Grumman Corp.	8,424	552,362
Precision Castparts Corp.	3,711	470,221
Raytheon Co.	10,523	601,074
Rockwell Collins, Inc.	4,013	251,174
United Technologies Corp.	25,350	1,866,013

		8,501,371

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	4,748	265,176
Expeditors International of Washington, Inc.	6,108	225,507
FedEx Corp.	8,613	804,454
United Parcel Service, Inc., Class B	26,878	1,731,212

		3,026,349

Airlines (0.1%)
Southwest Airlines Co.	21,006	277,699

Building Products (0.0%)
Masco Corp.	9,123	141,589

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,338	121,537
Cintas Corp.	3,128	87,866
Iron Mountain, Inc.	4,526	124,012
Pitney Bowes, Inc.	5,072	124,010
R.R. Donnelley & Sons Co.	5,106	109,013
Republic Services, Inc.	8,306	241,040
Stericycle, Inc.*	2,028	110,526
Waste Management, Inc.	12,695	437,089

		1,355,093

Construction & Engineering (0.1%)
Fluor Corp.	5,054	235,062
Jacobs Engineering Group, Inc.*	3,608	163,045
Quanta Services, Inc.*	5,221	100,034

		498,141

Electrical Equipment (0.4%)
Emerson Electric Co.	20,081	1,010,878
First Solar, Inc.*	1,391	170,606
Rockwell Automation, Inc.	4,071	229,442
Roper Industries, Inc.	2,279	131,817

		1,542,743

Industrial Conglomerates (1.8%)
3M Co.	19,268	1,610,227
General Electric Co.	288,847	5,257,015
Textron, Inc.	7,777	165,106

		7,032,348

Machinery (1.2%)
Caterpillar, Inc.	16,726	1,051,229
Cummins, Inc.	5,618	348,035
Danaher Corp.	6,903	551,619
Deere & Co.	11,662	693,423
Dover Corp.	5,336	249,458
Eaton Corp.	4,659	$353,012
Flowserve Corp.	1,624	179,079
Illinois Tool Works, Inc.	10,158	481,083
PACCAR, Inc.	9,562	414,417
Pall Corp.	2,878	116,530
Parker Hannifin Corp.	4,560	295,214
Snap-On, Inc.	1,297	56,212

		4,789,311

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,205	89,676
Equifax, Inc.	3,174	113,629
Robert Half International, Inc.	3,697	112,500

		315,805

Road & Rail (0.5%)
CSX Corp.	10,834	551,451
Norfolk Southern Corp.	9,741	544,424
Ryder System, Inc.	1,250	48,450
Union Pacific Corp.	13,477	987,864

		2,132,189

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,291	157,935
W.W. Grainger, Inc.	1,803	194,941

		352,876

Total Industrials		29,965,514

Information Technology (13.8%)
Communications Equipment (1.8%)
Cisco Systems, Inc.*	155,001	4,034,676
Harris Corp.	3,277	155,625
JDS Uniphase Corp.*	6,830	85,580
Juniper Networks, Inc.*	14,549	446,363
Motorola, Inc.*	63,808	447,932
QUALCOMM, Inc.	45,497	1,910,419
Tellabs, Inc.	10,437	79,008

		7,159,603

Computers & Peripherals (4.2%)
Apple, Inc.*	24,548	5,767,062
Dell, Inc.*	45,930	689,409
EMC Corp.*	55,889	1,008,238
Hewlett-Packard Co.	63,728	3,387,143
International Business Machines Corp.	35,166	4,510,040
Lexmark International, Inc., Class A*	2,362	85,221
NetApp, Inc.*	9,574	311,729
QLogic Corp.*	3,588	72,836
SanDisk Corp.*	6,458	223,641
Teradata Corp.*	4,170	120,471
Western Digital Corp.*	6,390	249,146

		16,424,936

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	9,783	336,437
Amphenol Corp., Class A	4,420	186,480
Corning, Inc.	41,691	842,575
FLIR Systems, Inc.*	3,778	106,540
Jabil Circuit, Inc.	5,073	82,132
Molex, Inc.	3,141	65,521

		1,619,685

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	4,933	154,946
eBay, Inc.*	30,233	814,779
Google, Inc., Class A*	6,540	3,708,245
Monster Worldwide, Inc.*	2,882	47,870
VeriSign, Inc.*	5,340	138,893
Yahoo!, Inc.*	32,811	542,366

		5,407,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.1%)
Automatic Data Processing, Inc.	13,638	$606,482
Cognizant Technology Solutions Corp., Class A*	8,258	420,993
Computer Sciences Corp.*	3,914	213,274
Fidelity National Information Services, Inc.	8,449	198,045
Fiserv, Inc.*	4,382	222,430
Mastercard, Inc., Class A	2,608	662,432
Paychex, Inc.	9,164	281,335
SAIC, Inc.*	7,545	133,546
Total System Services, Inc.	4,574	71,629
Visa, Inc., Class A	11,979	1,090,448
Western Union Co.	17,935	304,178

		4,204,792

Office Electronics (0.1%)
Xerox Corp.	35,580	346,905

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	14,350	133,025
Altera Corp.	8,562	208,142
Analog Devices, Inc.	8,548	246,353
Applied Materials, Inc.	35,202	474,523
Broadcom Corp., Class A	12,045	399,653
Intel Corp.	149,542	3,328,805
KLA-Tencor Corp.	5,037	155,744
Linear Technology Corp.	6,567	185,715
LSI Corp.*	16,242	99,401
MEMC Electronic Materials, Inc.*	5,549	85,066
Microchip Technology, Inc.	5,509	155,133
Micron Technology, Inc.*	22,165	230,294
National Semiconductor Corp.	7,242	104,647
Novellus Systems, Inc.*	3,134	78,350
NVIDIA Corp.*	14,975	260,266
Teradyne, Inc.*	4,659	52,041
Texas Instruments, Inc.	33,124	810,544
Xilinx, Inc.	8,037	204,944

		7,212,646

Software (3.0%)
Adobe Systems, Inc.*	14,544	514,421
Autodesk, Inc.*	6,558	192,936
BMC Software, Inc.*	5,313	201,894
CA, Inc.	10,078	236,531
Citrix Systems, Inc.*	5,240	248,743
Compuware Corp.*	4,973	41,773
Electronic Arts, Inc.*	9,390	175,217
Intuit, Inc.*	8,925	306,485
McAfee, Inc.*	3,982	159,798
Microsoft Corp.	206,564	6,046,128
Novell, Inc.*	7,714	46,207
Oracle Corp.	105,816	2,718,413
Red Hat, Inc.*	4,898	143,365
Salesforce.com, Inc.*	2,847	211,959
Symantec Corp.*	22,511	380,886

		11,624,756

Total Information Technology		54,000,422

Materials (2.5%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	5,916	437,488
Airgas, Inc.	2,376	151,161
CF Industries Holdings, Inc.	1,209	110,237
Dow Chemical Co.	30,847	912,146
E.I. du Pont de Nemours & Co.	24,069	896,329
Eastman Chemical Co.	1,773	$112,905
Ecolab, Inc.	6,077	267,084
FMC Corp.	1,766	106,914
International Flavors & Fragrances, Inc.	1,813	86,426
Monsanto Co.	14,689	1,049,088
PPG Industries, Inc.	4,717	308,492
Praxair, Inc.	8,472	703,176
Sigma-Aldrich Corp.	3,034	162,804

		5,304,250

Construction Materials (0.0%)
Vulcan Materials Co.	3,196	150,979

Containers & Packaging (0.1%)
Ball Corp.	2,295	122,507
Bemis Co., Inc.	2,481	71,254
Owens-Illinois, Inc.*	4,304	152,964
Pactiv Corp.*	4,022	101,274
Sealed Air Corp.	3,767	79,409

		527,408

Metals & Mining (0.8%)
AK Steel Holding Corp.	3,680	84,125
Alcoa, Inc.	28,487	405,655
Allegheny Technologies, Inc.	2,902	156,679
Cliffs Natural Resources, Inc.	3,839	272,377
Freeport-McMoRan Copper & Gold, Inc.	11,540	964,051
Newmont Mining Corp.	13,566	690,916
Nucor Corp.	8,851	401,658
Titanium Metals Corp.*	1,669	27,689
United States Steel Corp.	4,088	259,670

		3,262,820

Paper & Forest Products (0.2%)
International Paper Co.	11,383	280,136
MeadWestvaco Corp.	4,249	108,562
Weyerhaeuser Co.	5,453	246,857

		635,555

Total Materials		9,881,012

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	159,778	4,128,664
CenturyTel, Inc.	8,533	302,580
Frontier Communications Corp.	6,483	48,234
Qwest Communications International, Inc.	42,463	221,657
Verizon Communications, Inc.	76,767	2,381,312
Windstream Corp.	11,187	121,826

		7,204,273

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	10,593	451,368
MetroPCS Communications, Inc.*	7,004	49,588
Sprint Nextel Corp.*	79,681	302,788

		803,744

Total Telecommunication Services		8,008,017

Utilities (2.5%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	4,573	105,179
American Electric Power Co., Inc.	13,479	460,712
Duke Energy Corp.	36,571	596,839
Edison International	8,391	286,721
Entergy Corp.	5,355	435,629
Exelon Corp.	18,282	800,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
FirstEnergy Corp.	7,878	$307,951
FPL Group, Inc.	11,579	559,613
Northeast Utilities	4,204	116,199
Pepco Holdings, Inc.	7,101	121,782
Pinnacle West Capital Corp.	2,384	89,948
PPL Corp.	9,695	268,648
Progress Energy, Inc.	8,174	321,729
Southern Co.	22,426	743,646

		5,215,530

Gas Utilities (0.1%)
EQT Corp.	3,198	131,118
Nicor, Inc.	942	39,489
ONEOK, Inc.	2,400	109,560
Questar Corp.	4,386	189,475

		469,642

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	19,293	212,223
Constellation Energy Group, Inc.	5,074	178,148
NRG Energy, Inc.*	1,985	41,487

		431,858

Multi-Utilities (0.9%)
Ameren Corp.	7,131	185,976
CenterPoint Energy, Inc.	11,926	171,257
CMS Energy Corp.	7,344	113,538
Consolidated Edison, Inc.	8,038	358,013
Dominion Resources, Inc.	15,880	652,827
DTE Energy Co.	4,136	184,466
Integrys Energy Group, Inc.	1,755	83,152
NiSource, Inc.	6,552	103,522
PG&E Corp.	10,485	444,774
Public Service Enterprise Group, Inc.	13,219	390,225
SCANA Corp.	2,625	98,674
Sempra Energy	7,055	352,044
TECO Energy, Inc.	4,907	77,972
Wisconsin Energy Corp.	2,874	142,004
Xcel Energy, Inc.	11,672	247,446

		3,605,890

Total Utilities		9,722,920

Total Common Stocks (73.0%) (Cost $268,436,204)		285,658,826

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.0%)
SPDR Trust Series 1 (Cost $10,542)	116	13,571

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (24.3%)
BlackRock Liquidity Funds TempFund
0.11% ‡ (Amortized Cost $95,201,614)	$95,201,614	95,201,614

Total Investments (97.3%) (Cost $363,648,360)		380,874,011
Other Assets Less Liabilities (2.7%)		10,615,678

Net Assets (100%)		$391,489,689

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$66,210,916	$140,105,414	$111,114,716	$95,201,614	$15,618	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,774	June-10	$102,274,861	$103,353,240	$1,078,379

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,029,165	$—	$—	$29,029,165
Consumer Staples	32,205,899	—	—	32,205,899
Energy	31,110,887	—	—	31,110,887
Financials	47,168,272	—	—	47,168,272
Health Care	34,566,718	—	—	34,566,718
Industrials	29,965,514	—	—	29,965,514
Information Technology	54,000,422	—	—	54,000,422
Materials	9,881,012	—	—	9,881,012
Telecommunication Services	8,008,017	—	—	8,008,017
Utilities	9,722,920	—	—	9,722,920
Futures	1,078,379	—	—	1,078,379
Investment Companies
Exchange Traded Funds (ETFs)	13,571	—	—	13,571
Short-Term Investments	—	95,201,614	—	95,201,614

Total Assets	$286,750,776	$95,201,614	$—	$381,952,390

Total Liabilities	$—	$—	$—	$—

Total	$286,750,776	$95,201,614	$—	$381,952,390

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$122,568,754
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,889,739

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,613,615
Aggregate gross unrealized depreciation	(1,406,275)

Net unrealized appreciation	$17,207,340

Federal income tax cost of investments	$363,666,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.2%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	60,540	$765,225
Johnson Controls, Inc.	162,233	5,352,067

		6,117,292

Automobiles (0.2%)
Ford Motor Co.*	801,551	10,075,496
Harley-Davidson, Inc.	54,639	1,533,717

		11,609,213

Distributors (0.0%)
Genuine Parts Co.	39,756	1,679,293

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	30,043	1,841,336
DeVry, Inc.	15,552	1,013,990
H&R Block, Inc.	82,636	1,470,921

		4,326,247

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	105,572	4,104,639
Darden Restaurants, Inc.	32,071	1,428,442
International Game Technology	73,173	1,350,042
Marriott International, Inc., Class A	58,935	1,857,631
McDonald’s Corp.	258,347	17,236,912
Starbucks Corp.*	175,614	4,262,152
Starwood Hotels & Resorts Worldwide, Inc.	43,631	2,034,950
Wyndham Worldwide Corp.	44,412	1,142,721
Wynn Resorts Ltd.	16,006	1,213,735
Yum! Brands, Inc.	110,372	4,230,559

		38,861,783

Household Durables (0.2%)
D.R. Horton, Inc.	62,899	792,527
Fortune Brands, Inc.	37,122	1,800,788
Harman International Industries, Inc.*	17,527	819,913
Leggett & Platt, Inc.	38,657	836,538
Lennar Corp., Class A	36,244	623,759
Newell Rubbermaid, Inc.	63,748	968,970
Pulte Group, Inc.*	79,355	892,744
Stanley Black & Decker, Inc.	38,595	2,215,739
Whirlpool Corp.	17,340	1,512,915

		10,463,893

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	80,960	10,988,701
Expedia, Inc.	48,968	1,222,241
priceline.com, Inc.*	10,617	2,707,335

		14,918,277

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	67,184	388,995
Hasbro, Inc.	28,087	1,075,170
Mattel, Inc.	84,289	1,916,732

		3,380,897

Media (1.6%)
CBS Corp., Class B	159,221	2,219,541
Comcast Corp., Class A	683,352	12,860,685
DIRECTV, Class A*	227,453	7,690,186
Discovery Communications, Inc., Class A*	67,935	2,295,524
Gannett Co., Inc.	54,184	895,120
Interpublic Group of Cos., Inc.*	120,929	1,006,129
McGraw-Hill Cos., Inc.	74,139	2,643,055
Meredith Corp.	8,731	300,434
New York Times Co., Class A*	27,377	$304,706
News Corp., Class A	542,824	7,822,094
Omnicom Group, Inc.	72,850	2,827,308
Scripps Networks Interactive, Inc., Class A	22,563	1,000,669
Time Warner Cable, Inc.	85,504	4,558,218
Time Warner, Inc.	279,025	8,725,112
Viacom, Inc., Class B*	147,139	5,058,639
Walt Disney Co.	462,339	16,140,254
Washington Post Co., Class B	1,679	745,778

		77,093,452

Multiline Retail (0.4%)
Big Lots, Inc.*	18,665	679,779
Family Dollar Stores, Inc.	31,723	1,161,379
J.C. Penney Co., Inc.	55,012	1,769,736
Kohl’s Corp.*	72,455	3,969,085
Macy’s, Inc.	98,764	2,150,092
Nordstrom, Inc.	38,486	1,572,153
Sears Holdings Corp.*	12,024	1,303,763
Target Corp.	178,860	9,408,036

		22,014,023

Specialty Retail (1.1%)
Abercrombie & Fitch Co., Class A	20,122	918,368
AutoNation, Inc.*	24,055	434,914
AutoZone, Inc.*	6,791	1,175,454
Bed Bath & Beyond, Inc.*	61,458	2,689,402
Best Buy Co., Inc.	80,652	3,430,936
GameStop Corp., Class A*	37,601	823,838
Gap, Inc.	112,585	2,601,839
Home Depot, Inc.	406,969	13,165,447
Limited Brands, Inc.	62,237	1,532,275
Lowe’s Cos., Inc.	350,028	8,484,679
Office Depot, Inc.*	71,438	570,075
O’Reilly Automotive, Inc.*	31,398	1,309,611
RadioShack Corp.	28,082	635,496
Ross Stores, Inc.	28,770	1,538,332
Sherwin-Williams Co.	21,787	1,474,544
Staples, Inc.	175,221	4,098,419
Tiffany & Co.	28,718	1,363,818
TJX Cos., Inc.	99,265	4,220,748
Urban Outfitters, Inc.*	31,314	1,190,872

		51,659,067

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	75,238	2,973,406
NIKE, Inc., Class B	92,382	6,790,077
Polo Ralph Lauren Corp.	14,369	1,221,940
VF Corp.	22,089	1,770,433

		12,755,856

Total Consumer Discretionary		254,879,293

Consumer Staples (5.9%)
Beverages (1.3%)
Brown-Forman Corp., Class B	27,321	1,624,234
Coca-Cola Co.	554,279	30,485,345
Coca-Cola Enterprises, Inc.	77,729	2,149,984
Constellation Brands, Inc., Class A*	50,257	826,225
Dr. Pepper Snapple Group, Inc.	62,089	2,183,670
Molson Coors Brewing Co., Class B	38,854	1,634,199
PepsiCo, Inc.	388,105	25,677,027

		64,580,684

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	103,699	6,191,867
CVS Caremark Corp.	336,545	12,304,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	152,673	$3,306,897
Safeway, Inc.	94,439	2,347,754
SUPERVALU, Inc.	48,281	805,327
Sysco Corp.	139,380	4,111,710
Walgreen Co.	236,307	8,764,627
Wal-Mart Stores, Inc.	511,056	28,414,714
Whole Foods Market, Inc.*	38,489	1,391,377

		67,638,358

Food Products (1.0%)
Archer-Daniels-Midland Co.	151,739	4,385,257
Campbell Soup Co.	47,233	1,669,687
ConAgra Foods, Inc.	103,403	2,592,313
Dean Foods Co.*	40,653	637,846
General Mills, Inc.	77,662	5,497,693
H.J. Heinz Co.	74,161	3,382,483
Hershey Co.	41,432	1,773,704
Hormel Foods Corp.	17,897	751,853
J.M. Smucker Co.	29,412	1,772,367
Kellogg Co.	59,890	3,199,923
Kraft Foods, Inc., Class A	417,666	12,630,220
McCormick & Co., Inc.(Non-Voting)	33,114	1,270,253
Mead Johnson Nutrition Co., Class A	47,929	2,493,746
Sara Lee Corp.	170,822	2,379,550
Tyson Foods, Inc., Class A	75,263	1,441,286

		45,878,181

Household Products (1.3%)
Clorox Co.	32,434	2,080,317
Colgate-Palmolive Co.	119,059	10,150,970
Kimberly-Clark Corp.	98,436	6,189,656
Procter & Gamble Co.	698,152	44,172,077

		62,593,020

Personal Products (0.1%)
Avon Products, Inc.	100,738	3,411,996
Estee Lauder Cos., Inc., Class A	29,095	1,887,393

		5,299,389

Tobacco (0.8%)
Altria Group, Inc.	495,952	10,176,935
Lorillard, Inc.	37,658	2,833,388
Philip Morris International, Inc.	454,142	23,688,047
Reynolds American, Inc.	41,665	2,249,076

		38,947,446

Total Consumer Staples		284,937,078

Energy (5.6%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	75,424	3,532,860
BJ Services Co.	72,412	1,549,617
Cameron International Corp.*	59,779	2,562,128
Diamond Offshore Drilling, Inc.	16,064	1,426,644
FMC Technologies, Inc.*	30,166	1,949,629
Halliburton Co.	214,433	6,460,866
Helmerich & Payne, Inc.	25,318	964,109
Nabors Industries Ltd.*	65,704	1,289,770
National Oilwell Varco, Inc.	99,090	4,021,072
Rowan Cos., Inc.*	25,556	743,935
Schlumberger Ltd.	287,913	18,270,959
Smith International, Inc.	58,421	2,501,587

		45,273,176

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	116,839	8,509,384
Apache Corp.	79,891	8,108,937
Cabot Oil & Gas Corp.	25,998	956,726
Chesapeake Energy Corp.	157,325	$3,719,163
Chevron Corp.	480,451	36,432,599
ConocoPhillips	356,511	18,242,668
Consol Energy, Inc.	42,205	1,800,465
Denbury Resources, Inc.*	97,701	1,648,216
Devon Energy Corp.	105,634	6,805,999
El Paso Corp.	172,415	1,868,979
EOG Resources, Inc.	59,719	5,550,284
Exxon Mobil Corp.#	1,133,942	75,951,435
Hess Corp.	68,666	4,295,058
Marathon Oil Corp.	167,678	5,305,332
Massey Energy Co.	20,318	1,062,428
Murphy Oil Corp.	46,726	2,625,534
Noble Energy, Inc.	42,378	3,093,594
Occidental Petroleum Corp.	195,100	16,493,754
Peabody Energy Corp.	63,291	2,892,399
Pioneer Natural Resources Co.	26,764	1,507,348
Range Resources Corp.	36,730	1,721,535
Southwestern Energy Co.*	81,532	3,319,983
Spectra Energy Corp.	157,828	3,555,865
Sunoco, Inc.	26,539	788,474
Tesoro Corp.	30,653	426,077
Valero Energy Corp.	132,959	2,619,292
Williams Cos., Inc.	136,868	3,161,651
XTO Energy, Inc.	137,872	6,504,801

		228,967,980

Total Energy		274,241,156

Financials (8.6%)
Capital Markets (1.4%)
Ameriprise Financial, Inc.	62,187	2,820,802
Bank of New York Mellon Corp.	286,463	8,845,977
Charles Schwab Corp.	227,854	4,258,591
E*TRADE Financial Corp.*	351,224	579,520
Federated Investors, Inc., Class B	22,882	603,627
Franklin Resources, Inc.	35,275	3,911,998
Goldman Sachs Group, Inc.	124,640	21,267,323
Invesco Ltd.	100,407	2,199,917
Janus Capital Group, Inc.	46,445	663,699
Legg Mason, Inc.	40,228	1,153,337
Morgan Stanley	328,570	9,623,815
Northern Trust Corp.	56,676	3,131,916
State Street Corp.	119,491	5,393,824
T. Rowe Price Group, Inc.	60,729	3,335,844

		67,790,190

Commercial Banks (1.6%)
BB&T Corp.	162,984	5,279,052
Comerica, Inc.	40,392	1,536,512
Fifth Third Bancorp	187,238	2,544,564
First Horizon National Corp.*	57,352	805,789
Huntington Bancshares, Inc./Ohio	178,618	959,179
KeyCorp	210,056	1,627,934
M&T Bank Corp.	20,668	1,640,626
Marshall & Ilsley Corp.	120,602	970,846
PNC Financial Services Group, Inc.	123,701	7,384,950
Regions Financial Corp.	279,474	2,193,871
SunTrust Banks, Inc.	117,932	3,159,398
U.S. Bancorp	459,848	11,900,866
Wells Fargo & Co.	1,231,887	38,336,324
Zions Bancorp	32,770	715,041

		79,054,952

Consumer Finance (0.4%)
American Express Co.	285,665	11,786,538
Capital One Financial Corp.	107,578	4,454,805
Discover Financial Services	132,477	1,973,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	116,954	$1,464,264

		19,679,514

Diversified Financial Services (2.4%)
Bank of America Corp.	2,390,001	42,661,518
Citigroup, Inc.*	4,695,590	19,017,140
CME Group, Inc.	15,841	5,007,499
IntercontinentalExchange, Inc.*	17,238	1,933,759
JPMorgan Chase & Co.	947,186	42,386,573
Leucadia National Corp.*	47,240	1,172,024
Moody’s Corp.	45,585	1,356,154
NASDAQ OMX Group, Inc.*	37,407	790,036
NYSE Euronext	63,658	1,884,913

		116,209,616

Insurance (2.0%)
Aflac, Inc.	113,042	6,137,050
Allstate Corp.	130,330	4,210,962
American International Group, Inc.*	31,038	1,059,637
Aon Corp.	66,228	2,828,598
Assurant, Inc.	29,559	1,016,239
Berkshire Hathaway, Inc., Class B*	397,926	32,339,446
Chubb Corp.	80,520	4,174,962
Cincinnati Financial Corp.	41,274	1,192,819
Genworth Financial, Inc., Class A*	114,445	2,098,921
Hartford Financial Services Group, Inc.	90,280	2,565,758
Lincoln National Corp.	73,628	2,260,380
Loews Corp.	86,230	3,214,654
Marsh & McLennan Cos., Inc.	124,429	3,038,556
MetLife, Inc.	197,558	8,562,164
Principal Financial Group, Inc.	77,781	2,271,983
Progressive Corp.	164,387	3,138,148
Prudential Financial, Inc.	111,878	6,768,619
Torchmark Corp.	21,016	1,124,566
Travelers Cos., Inc.	126,794	6,839,268
Unum Group	81,716	2,024,105
XL Capital Ltd., Class A	83,891	1,585,540

		98,452,375

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	30,249	556,884
AvalonBay Communities, Inc. (REIT)	18,790	1,622,516
Boston Properties, Inc. (REIT)	34,173	2,578,011
Equity Residential (REIT)	65,130	2,549,839
HCP, Inc. (REIT)	69,452	2,291,916
Health Care REIT, Inc. (REIT)	28,014	1,267,073
Host Hotels & Resorts, Inc. (REIT)	158,112	2,316,341
Kimco Realty Corp. (REIT)	96,678	1,512,044
Plum Creek Timber Co., Inc. (REIT)	37,227	1,448,503
ProLogis (REIT)	114,210	1,507,572
Public Storage (REIT)	31,805	2,925,742
Simon Property Group, Inc. (REIT)	68,843	5,775,928
Ventas, Inc. (REIT)	37,701	1,790,043
Vornado Realty Trust (REIT)	36,821	2,787,350

		30,929,762

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	65,728	1,041,789

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	108,573	1,537,394
People’s United Financial, Inc.	81,742	$1,278,445

		2,815,839

Total Financials		415,974,037

Health Care (6.3%)
Biotechnology (0.8%)
Amgen, Inc.*	239,283	14,299,552
Biogen Idec, Inc.*	65,704	3,768,782
Celgene Corp.*	110,921	6,872,665
Cephalon, Inc.*	17,063	1,156,530
Genzyme Corp.*	62,464	3,237,509
Gilead Sciences, Inc.*	216,283	9,836,551

		39,171,589

Health Care Equipment & Supplies (1.0%)
Baxter International, Inc.	143,256	8,337,499
Becton, Dickinson and Co.	56,129	4,419,036
Boston Scientific Corp.*	357,125	2,578,443
C.R. Bard, Inc.	22,399	1,940,201
CareFusion Corp.*	43,995	1,162,788
DENTSPLY International, Inc.	37,599	1,310,325
Hospira, Inc.*	39,870	2,258,635
Intuitive Surgical, Inc.*	9,185	3,197,574
Medtronic, Inc.	266,005	11,978,205
St. Jude Medical, Inc.*	80,178	3,291,307
Stryker Corp.	68,771	3,935,077
Varian Medical Systems, Inc.*	30,669	1,696,916
Zimmer Holdings, Inc.*	50,140	2,968,288

		49,074,294

Health Care Providers & Services (1.1%)
Aetna, Inc.	102,261	3,590,384
AmerisourceBergen Corp.	66,850	1,933,302
Cardinal Health, Inc.	85,409	3,077,286
CIGNA Corp.	64,227	2,349,424
Coventry Health Care, Inc.*	37,058	916,074
DaVita, Inc.*	25,532	1,618,729
Express Scripts, Inc.*	65,356	6,650,626
Humana, Inc.*	39,798	1,861,352
Laboratory Corp. of America Holdings*	24,702	1,870,188
McKesson Corp.	63,351	4,163,428
Medco Health Solutions, Inc.*	113,467	7,325,429
Patterson Cos., Inc.	24,164	750,292
Quest Diagnostics, Inc.	37,647	2,194,444
Tenet Healthcare Corp.*	110,780	633,662
UnitedHealth Group, Inc.	277,543	9,067,330
WellPoint, Inc.*	108,676	6,996,561

		54,998,511

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	41,821	2,185,984
Millipore Corp.*	13,845	1,462,032
PerkinElmer, Inc.	30,140	720,346
Thermo Fisher Scientific, Inc.*	96,654	4,971,882
Waters Corp.*	23,386	1,579,490

		10,919,734

Pharmaceuticals (3.2%)
Abbott Laboratories, Inc.	370,902	19,539,117
Allergan, Inc.	74,596	4,872,611
Bristol-Myers Squibb Co.	409,919	10,944,837
Eli Lilly and Co.	240,571	8,713,482
Forest Laboratories, Inc.*	73,788	2,313,992
Johnson & Johnson	659,392	42,992,358
King Pharmaceuticals, Inc.*	62,601	736,188
Merck & Co., Inc.	738,603	27,586,822
Mylan, Inc.*	71,345	1,620,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	1,931,270	$33,121,280
Watson Pharmaceuticals, Inc.*	26,686	1,114,674

		153,555,606

Total Health Care		307,719,734

Industrials (5.4%)
Aerospace & Defense (1.5%)
Boeing Co.	177,670	12,900,619
General Dynamics Corp.	93,232	7,197,510
Goodrich Corp.	28,931	2,040,214
Honeywell International, Inc.	181,255	8,205,414
ITT Corp.	42,564	2,281,856
L-3 Communications Holdings, Inc.	27,107	2,483,815
Lockheed Martin Corp.	75,717	6,301,169
Northrop Grumman Corp.	74,390	4,877,752
Precision Castparts Corp.	34,241	4,338,677
Raytheon Co.	90,522	5,170,617
Rockwell Collins, Inc.	38,721	2,423,547
United Technologies Corp.	225,172	16,574,911

		74,796,101

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	39,043	2,180,552
Expeditors International of Washington, Inc.	52,444	1,936,232
FedEx Corp.	74,236	6,933,642
United Parcel Service, Inc., Class B	238,643	15,370,996

		26,421,422

Airlines (0.0%)
Southwest Airlines Co.	174,223	2,303,228

Building Products (0.0%)
Masco Corp.	88,620	1,375,382

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	28,310	1,030,767
Cintas Corp.	33,230	933,431
Iron Mountain, Inc.	45,083	1,235,274
Pitney Bowes, Inc.	51,961	1,270,446
R.R. Donnelley & Sons Co.	50,886	1,086,416
Republic Services, Inc.	79,331	2,302,186
Stericycle, Inc.*	18,994	1,035,173
Waste Management, Inc.	118,580	4,082,709

		12,976,402

Construction & Engineering (0.1%)
Fluor Corp.	41,826	1,945,327
Jacobs Engineering Group, Inc.*	28,638	1,294,151
Quanta Services, Inc.*	52,296	1,001,992

		4,241,470

Electrical Equipment (0.3%)
Emerson Electric Co.	181,385	9,130,921
First Solar, Inc.*	11,751	1,441,260
Rockwell Automation, Inc.	35,052	1,975,531
Roper Industries, Inc.	21,386	1,236,966

		13,784,678

Industrial Conglomerates (1.3%)
3M Co.	169,902	14,198,710
General Electric Co.	2,551,695	46,440,849
Textron, Inc.	64,781	1,375,301

		62,014,860

Machinery (0.8%)
Caterpillar, Inc.	148,583	9,338,442
Cummins, Inc.	47,511	2,943,306
Danaher Corp.	61,590	4,921,657
Deere & Co.	100,539	5,978,049
Dover Corp.	45,965	$2,148,864
Eaton Corp.	38,800	2,939,876
Flowserve Corp.	12,915	1,424,137
Illinois Tool Works, Inc.	91,003	4,309,902
PACCAR, Inc.	85,721	3,715,148
Pall Corp.	29,401	1,190,446
Parker Hannifin Corp.	37,528	2,429,563
Snap-On, Inc.	14,890	645,333

		41,984,723

Professional Services (0.1%)
Dun & Bradstreet Corp.	13,108	975,497
Equifax, Inc.	31,847	1,140,123
Robert Half International, Inc.	37,293	1,134,826

		3,250,446

Road & Rail (0.4%)
CSX Corp.	92,798	4,723,418
Norfolk Southern Corp.	86,991	4,861,927
Ryder System, Inc.	12,403	480,740
Union Pacific Corp.	119,918	8,789,990

		18,856,075

Trading Companies & Distributors (0.1%)
Fastenal Co.	32,662	1,567,449
W.W. Grainger, Inc.	14,482	1,565,794

		3,133,243

Total Industrials		265,138,030

Information Technology (9.8%)
Communications Equipment (1.3%)
Cisco Systems, Inc.*	1,375,931	35,815,484
Harris Corp.	32,626	1,549,409
JDS Uniphase Corp.*	56,832	712,105
Juniper Networks, Inc.*	124,250	3,811,990
Motorola, Inc.*	548,510	3,850,540
QUALCOMM, Inc.	401,056	16,840,341
Tellabs, Inc.	86,240	652,837

		63,232,706

Computers & Peripherals (3.0%)
Apple, Inc.*	216,381	50,834,388
Dell, Inc.*	409,308	6,143,713
EMC Corp.*	486,318	8,773,177
Hewlett-Packard Co.	566,663	30,118,138
International Business Machines Corp.	313,090	40,153,793
Lexmark International, Inc., Class A*	17,546	633,060
NetApp, Inc.*	80,546	2,622,578
QLogic Corp.*	25,211	511,783
SanDisk Corp.*	53,449	1,850,939
Teradata Corp.*	42,051	1,214,853
Western Digital Corp.*	53,268	2,076,919

		144,933,341

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	84,123	2,892,990
Amphenol Corp., Class A	42,286	1,784,046
Corning, Inc.	370,297	7,483,702
FLIR Systems, Inc.*	37,968	1,070,698
Jabil Circuit, Inc.	48,204	780,423
Molex, Inc.	34,783	725,573

		14,737,432

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	39,805	1,250,275
eBay, Inc.*	268,107	7,225,484
Google, Inc., Class A*	57,835	32,793,023
Monster Worldwide, Inc.*	32,325	536,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
VeriSign, Inc.*	44,205	$1,149,772
Yahoo!, Inc.*	282,573	4,670,932

		47,626,404

IT Services (0.8%)
Automatic Data Processing, Inc.	119,353	5,307,628
Cognizant Technology Solutions Corp., Class A*	69,928	3,564,929
Computer Sciences Corp.*	37,506	2,043,702
Fidelity National Information Services, Inc.	79,619	1,866,269
Fiserv, Inc.*	37,837	1,920,606
Mastercard, Inc., Class A	22,873	5,809,742
Paychex, Inc.	76,023	2,333,906
SAIC, Inc.*	70,225	1,242,983
Total System Services, Inc.	50,484	790,580
Visa, Inc., Class A	106,791	9,721,185
Western Union Co.	167,001	2,832,337

		37,433,867

Office Electronics (0.0%)
Xerox Corp.	328,099	3,198,965

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	139,224	1,290,607
Altera Corp.	68,523	1,665,794
Analog Devices, Inc.	68,239	1,966,648
Applied Materials, Inc.	323,897	4,366,132
Broadcom Corp., Class A	104,800	3,477,264
Intel Corp.	1,322,254	29,433,374
KLA-Tencor Corp.	39,424	1,218,990
Linear Technology Corp.	51,190	1,447,653
LSI Corp.*	163,824	1,002,603
MEMC Electronic Materials, Inc.*	56,611	867,847
Microchip Technology, Inc.	41,740	1,175,398
Micron Technology, Inc.*	207,467	2,155,582
National Semiconductor Corp.	53,263	769,650
Novellus Systems, Inc.*	21,050	526,250
NVIDIA Corp.*	130,396	2,266,283
Teradyne, Inc.*	38,279	427,576
Texas Instruments, Inc.	298,937	7,314,988
Xilinx, Inc.	63,653	1,623,152

		62,995,791

Software (2.1%)
Adobe Systems, Inc.*	126,813	4,485,376
Autodesk, Inc.*	56,310	1,656,640
BMC Software, Inc.*	45,321	1,722,198
CA, Inc.	92,494	2,170,834
Citrix Systems, Inc.*	42,696	2,026,779
Compuware Corp.*	59,763	502,009
Electronic Arts, Inc.*	75,485	1,408,550
Intuit, Inc.*	74,350	2,553,179
McAfee, Inc.*	39,047	1,566,956
Microsoft Corp.	1,830,621	53,582,277
Novell, Inc.*	90,032	539,292
Oracle Corp.	938,284	24,104,516
Red Hat, Inc.*	46,598	1,363,924
Salesforce.com, Inc.*	26,944	2,005,981
Symantec Corp.*	191,857	3,246,220

		102,934,731

Total Information Technology		477,093,237

Materials (1.8%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	49,939	3,692,989
Airgas, Inc.	20,407	1,298,293
CF Industries Holdings, Inc.	12,184	$1,110,937
Dow Chemical Co.	275,238	8,138,788
E.I. du Pont de Nemours & Co.	214,419	7,984,963
Eastman Chemical Co.	17,151	1,092,176
Ecolab, Inc.	58,154	2,555,868
FMC Corp.	18,090	1,095,169
International Flavors & Fragrances, Inc.	20,422	973,517
Monsanto Co.	130,441	9,316,096
PPG Industries, Inc.	38,951	2,547,395
Praxair, Inc.	73,844	6,129,052
Sigma-Aldrich Corp.	30,386	1,630,513

		47,565,756

Construction Materials (0.0%)
Vulcan Materials Co.	30,982	1,463,590

Containers & Packaging (0.1%)
Ball Corp.	23,675	1,263,771
Bemis Co., Inc.	27,858	800,082
Owens-Illinois, Inc.*	41,641	1,479,921
Pactiv Corp.*	33,629	846,778
Sealed Air Corp.	40,195	847,311

		5,237,863

Metals & Mining (0.6%)
AK Steel Holding Corp.	24,381	557,350
Alcoa, Inc.	236,046	3,361,295
Allegheny Technologies, Inc.	22,714	1,226,329
Cliffs Natural Resources, Inc.	31,225	2,215,414
Freeport-McMoRan Copper & Gold, Inc.	103,511	8,647,309
Newmont Mining Corp.	116,187	5,917,404
Nucor Corp.	74,216	3,367,922
Titanium Metals Corp.*	19,517	323,787
United States Steel Corp.	33,768	2,144,943

		27,761,753

Paper & Forest Products (0.1%)
International Paper Co.	102,174	2,514,502
MeadWestvaco Corp.	42,660	1,089,963
Weyerhaeuser Co.	49,300	2,231,811

		5,836,276

Total Materials		87,865,238

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	1,414,882	36,560,551
CenturyTel, Inc.	73,090	2,591,771
Frontier Communications Corp.	66,112	491,873
Qwest Communications International, Inc.	355,448	1,855,439
Verizon Communications, Inc.	680,027	21,094,438
Windstream Corp.	110,289	1,201,047

		63,795,119

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	94,780	4,038,576
MetroPCS Communications, Inc.*	67,869	480,512
Sprint Nextel Corp.*	722,241	2,744,516

		7,263,604

Total Telecommunication Services		71,058,723

Utilities (1.8%)
Electric Utilities (0.9%)
Allegheny Energy, Inc.	43,136	992,128
American Electric Power Co., Inc.	112,509	3,845,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Duke Energy Corp.	308,596	$5,036,287
Edison International	79,795	2,726,595
Entergy Corp.	45,440	3,696,544
Exelon Corp.	156,499	6,856,221
FirstEnergy Corp.	71,612	2,799,313
FPL Group, Inc.	97,687	4,721,213
Northeast Utilities	44,320	1,225,005
Pepco Holdings, Inc.	50,014	857,740
Pinnacle West Capital Corp.	25,883	976,565
PPL Corp.	88,266	2,445,851
Progress Energy, Inc.	65,825	2,590,872
Southern Co.	191,908	6,363,669

		45,133,561

Gas Utilities (0.1%)
EQT Corp.	32,825	1,345,825
Nicor, Inc.	10,752	450,724
ONEOK, Inc.	25,258	1,153,027
Questar Corp.	43,289	1,870,085

		4,819,661

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	165,152	1,816,672
Constellation Energy Group, Inc.	50,129	1,760,029
NRG Energy, Inc.*	43,970	918,973

		4,495,674

Multi-Utilities (0.7%)
Ameren Corp.	58,925	1,536,764
CenterPoint Energy, Inc.	97,729	1,403,389
CMS Energy Corp.	50,808	785,492
Consolidated Edison, Inc.	65,810	2,931,177
Dominion Resources, Inc.	141,593	5,820,888
DTE Energy Co.	40,998	1,828,511
Integrys Energy Group, Inc.	19,748	935,660
NiSource, Inc.	70,152	1,108,402
PG&E Corp.	90,164	3,824,757
Public Service Enterprise Group, Inc.	119,184	3,518,312
SCANA Corp.	28,235	1,061,354
Sempra Energy	60,058	2,996,894
TECO Energy, Inc.	55,080	875,221
Wisconsin Energy Corp.	29,305	1,447,960
Xcel Energy, Inc.	112,297	2,380,696

		32,455,477

Total Utilities		86,904,373

Total Common Stocks (51.9%) (Cost $2,303,463,847)		2,525,810,899

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (43.6%)
BlackRock Liquidity Funds TempFund
0.11% ‡	$2,116,342,359	2,116,342,359

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 4/1/10	5,234,619	5,234,619

Total Short-Term Investments (43.7%) (Amortized Cost $2,121,576,978)		2,121,576,978

Total Investments (95.6%) (Cost/Amortized Cost $4,425,040,825)		4,647,387,877
Other Assets Less Liabilities (4.4%)		211,573,918

Net Assets (100%)		$4,858,961,795

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,351,668.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$2,051,190,283	$442,575,789	$377,423,713	$2,116,342,359	$393,242	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	39,334	June-10	$2,214,220,010	$2,291,598,840	$77,378,830

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$254,879,293	$—	$—	$254,879,293
Consumer Staples	284,937,078	—	—	284,937,078
Energy	274,241,156	—	—	274,241,156
Financials	415,974,037	—	—	415,974,037
Health Care	307,719,734	—	—	307,719,734
Industrials	265,138,030	—	—	265,138,030
Information Technology	477,093,237	—	—	477,093,237
Materials	87,865,238	—	—	87,865,238
Telecommunication Services	71,058,723	—	—	71,058,723
Utilities	86,904,373	—	—	86,904,373
Futures	77,378,830	—	—	77,378,830
Short-Term Investments	—	2,121,576,978	—	2,121,576,978

Total Assets	$2,603,189,729	$2,121,576,978	$—	$4,724,766,707

Total Liabilities	$—	$—	$—	$—

Total	$2,603,189,729	$2,121,576,978	$—	$4,724,766,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$42,596,164
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$28,571,764

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,380,049
Aggregate gross unrealized depreciation	(27,623,307)

Net unrealized appreciation	$218,756,742

Federal income tax cost of investments	$4,428,631,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (0.5%)
BorgWarner, Inc.*	1,767	$67,464
Gentex Corp.	2,125	41,268

		108,732

Automobiles (0.1%)
Thor Industries, Inc.	553	16,706

Distributors (0.2%)
LKQ Corp.*	2,104	42,711

Diversified Consumer Services (1.2%)
Brink’s Home Security Holdings, Inc.*	680	28,934
Career Education Corp.*	1,014	32,083
Corinthian Colleges, Inc.*	1,298	22,832
ITT Educational Services, Inc.*	454	51,066
Matthews International Corp., Class A	439	15,584
Regis Corp.	837	15,635
Service Corp. International	3,771	34,618
Sotheby’s, Inc.	1,031	32,054
Strayer Education, Inc.	214	52,113

		284,919

Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc.*	847	34,337
Bob Evans Farms, Inc.	440	13,600
Boyd Gaming Corp.*	783	7,736
Brinker International, Inc.	1,575	30,366
Burger King Holdings, Inc.	1,423	30,253
Cheesecake Factory, Inc.*	933	25,247
Chipotle Mexican Grill, Inc.*	482	54,307
International Speedway Corp., Class A	433	11,158
Life Time Fitness, Inc.*	640	17,984
Panera Bread Co., Class A*	489	37,404
Scientific Games Corp., Class A*	943	13,278
Wendy’s/Arby’s Group, Inc., Class A	5,285	26,425
WMS Industries, Inc.*	807	33,846

		335,941

Household Durables (1.1%)
American Greetings Corp., Class A	598	12,462
KB Home	1,143	19,145
M.D.C. Holdings, Inc.	585	20,247
Mohawk Industries, Inc.*	839	45,625
NVR, Inc.*	92	66,838
Ryland Group, Inc.	683	15,327
Toll Brothers, Inc.*	2,092	43,514
Tupperware Brands Corp.	965	46,532

		269,690

Internet & Catalog Retail (0.2%)
Netflix, Inc.*	645	47,562

Media (0.5%)
DreamWorks Animation SKG, Inc., Class A*	1,127	44,393
Harte-Hanks, Inc.	540	6,944
John Wiley & Sons, Inc., Class A	629	27,223
Lamar Advertising Co., Class A*	820	28,167
Scholastic Corp.	365	10,220

		116,947

Multiline Retail (0.5%)
99 Cents Only Stores*	718	11,703
Dollar Tree, Inc.*	1,336	79,118
Saks, Inc.*	2,463	$21,182

		112,003

Specialty Retail (2.8%)
Aaron’s, Inc.	840	28,006
Advance Auto Parts, Inc.	1,410	59,107
Aeropostale, Inc.*	1,478	42,611
American Eagle Outfitters, Inc.	3,164	58,597
AnnTaylor Stores Corp.*	909	18,816
Barnes & Noble, Inc.	618	13,361
CarMax, Inc.*	3,363	84,479
Chico’s FAS, Inc.	2,718	39,194
Coldwater Creek, Inc.*	811	5,628
Collective Brands, Inc.*	988	22,467
Dick’s Sporting Goods, Inc.*	1,330	34,726
Foot Locker, Inc.	2,400	36,096
Guess?, Inc.	889	41,765
J. Crew Group, Inc.*	854	39,199
PetSmart, Inc.	1,841	58,838
Rent-A-Center, Inc.*	1,016	24,028
Williams-Sonoma, Inc.	1,626	42,748

		649,666

Textiles, Apparel & Luxury Goods (0.8%)
Fossil, Inc.*	732	27,626
Hanesbrands, Inc.*	1,458	40,562
Phillips-Van Heusen Corp.	792	45,429
Timberland Co., Class A*	634	13,529
Under Armour, Inc., Class A*	587	17,264
Warnaco Group, Inc.*	702	33,492

		177,902

Total Consumer Discretionary		2,162,779

Consumer Staples (2.5%)
Beverages (0.2%)
Hansen Natural Corp.*	1,079	46,807

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	861	31,848
Ruddick Corp.	639	20,218

		52,066

Food Products (1.1%)
Corn Products International, Inc.	1,115	38,646
Flowers Foods, Inc.	1,193	29,515
Green Mountain Coffee Roasters, Inc.*	532	51,508
Lancaster Colony Corp.	283	16,686
Ralcorp Holdings, Inc.*	837	56,732
Smithfield Foods, Inc.*	2,124	44,052
Tootsie Roll Industries, Inc.	381	10,287

		247,426

Household Products (0.6%)
Church & Dwight Co., Inc.	1,077	72,105
Energizer Holdings, Inc.*	1,056	66,275

		138,380

Personal Products (0.3%)
Alberto-Culver Co.	1,263	33,027
NBTY, Inc.*	965	46,301

		79,328

Tobacco (0.1%)
Universal Corp.	382	20,127

Total Consumer Staples		584,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (3.8%)
Energy Equipment & Services (1.4%)
Atwood Oceanics, Inc.*	839	$29,055
Exterran Holdings, Inc.*	963	23,276
Helix Energy Solutions Group, Inc.*	1,431	18,646
Oceaneering International, Inc.*	818	51,935
Patterson-UTI Energy, Inc.	2,360	32,969
Pride International, Inc.*	2,650	79,791
Superior Energy Services, Inc.*	1,162	24,425
Tidewater, Inc.	766	36,209
Unit Corp.*	628	26,552

		322,858

Oil, Gas & Consumable Fuels (2.4%)
Arch Coal, Inc.	2,432	55,571
Bill Barrett Corp.*	609	18,702
Cimarex Energy Co.	1,265	75,116
Comstock Resources, Inc.*	728	23,150
Denbury Resources, Inc.*	1	18
Forest Oil Corp.*	1,723	44,488
Frontier Oil Corp.	1,546	20,871
Mariner Energy, Inc.*	1,578	23,623
Newfield Exploration Co.*	2,011	104,672
Overseas Shipholding Group, Inc.	410	16,084
Patriot Coal Corp.*	1,165	23,836
Plains Exploration & Production Co.*	2,109	63,249
Quicksilver Resources, Inc.*	1,756	24,707
Southern Union Co.	1,907	48,381

		542,468

Total Energy		865,326

Financials (12.9%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	647	51,113
Apollo Investment Corp.	2,622	33,378
Eaton Vance Corp.	1,753	58,796
Greenhill & Co., Inc.	302	24,791
Jefferies Group, Inc.	1,820	43,079
Raymond James Financial, Inc.	1,475	39,441
SEI Investments Co.	1,916	42,095
Waddell & Reed Financial, Inc., Class A	1,292	46,564

		339,257

Commercial Banks (2.4%)
Associated Banc-Corp.	2,567	35,425
BancorpSouth, Inc.	1,076	22,553
Bank of Hawaii Corp.	742	33,353
Cathay General Bancorp	1,208	14,073
City National Corp./California	640	34,541
Commerce Bancshares, Inc./Missouri	1,083	44,555
Cullen/Frost Bankers, Inc.	892	49,774
FirstMerit Corp.	1,348	29,076
Fulton Financial Corp.	2,608	26,576
International Bancshares Corp.	758	17,426
PacWest Bancorp	448	10,223
Prosperity Bancshares, Inc.	722	29,602
SVB Financial Group*	637	29,722
Synovus Financial Corp.	7,266	23,905
TCF Financial Corp.	1,817	28,963
Trustmark Corp.	825	20,155
Valley National Bancorp	2,265	34,813
Webster Financial Corp.	1,031	18,032
Westamerica Bancorp	454	26,173
Wilmington Trust Corp.	1,330	22,038

		550,978

Consumer Finance (0.1%)
AmeriCredit Corp.*	1,478	$35,117

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	1,568	56,605

Insurance (2.9%)
American Financial Group, Inc./Ohio	1,150	32,718
Arthur J. Gallagher & Co.	1,578	38,740
Brown & Brown, Inc.	1,741	31,199
Everest Reinsurance Group Ltd.	895	72,432
Fidelity National Financial, Inc., Class A	3,429	50,818
First American Corp.	1,560	52,790
Hanover Insurance Group, Inc.	773	33,711
HCC Insurance Holdings, Inc.	1,703	47,003
Horace Mann Educators Corp.	555	8,358
Mercury General Corp.	538	23,521
Old Republic International Corp.	3,576	45,344
Protective Life Corp.	1,270	27,927
Reinsurance Group of America, Inc.	1,087	57,089
StanCorp Financial Group, Inc.	699	33,293
Transatlantic Holdings, Inc.	973	51,374
Unitrin, Inc.	731	20,505
W.R. Berkley Corp.	1,907	49,754

		676,576

Real Estate Investment Trusts (REITs) (4.6%)
Alexandria Real Estate Equities, Inc. (REIT)	679	45,900
AMB Property Corp. (REIT)	2,252	61,344
BRE Properties, Inc. (REIT)	854	30,531
Camden Property Trust (REIT)	987	41,089
Corporate Office Properties Trust/Maryland (REIT)	900	36,117
Cousins Properties, Inc. (REIT)	1,457	12,106
Duke Realty Corp. (REIT)	3,336	41,366
Equity One, Inc. (REIT)	456	8,614
Essex Property Trust, Inc. (REIT)	448	40,298
Federal Realty Investment Trust (REIT)	926	67,422
Highwoods Properties, Inc. (REIT)	1,086	34,459
Hospitality Properties Trust (REIT)	1,834	43,924
Liberty Property Trust (REIT)	1,679	56,985
Macerich Co. (REIT)	1,453	55,664
Mack-Cali Realty Corp. (REIT)	1,175	41,419
Nationwide Health Properties, Inc. (REIT)	1,772	62,286
Omega Healthcare Investors, Inc. (REIT)	1,351	26,331
Potlatch Corp. (REIT)	623	21,830
Rayonier, Inc. (REIT)	1,223	55,561
Realty Income Corp. (REIT)	1,550	47,570
Regency Centers Corp. (REIT)	1,251	46,875
Senior Housing Properties Trust (REIT)	1,957	43,348
SL Green Realty Corp. (REIT)	1,183	67,750
UDR, Inc. (REIT)	2,387	42,107
Weingarten Realty Investors (REIT)	1,547	33,353

		1,064,249

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	640	46,649

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	1,284	18,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Niagara Financial Group, Inc.	2,882	$40,982
New York Community Bancorp, Inc.	6,538	108,139
NewAlliance Bancshares, Inc.	1,662	20,974
Washington Federal, Inc.	1,735	35,255

		223,968

Total Financials		2,993,399

Health Care (8.1%)
Biotechnology (0.9%)
OSI Pharmaceuticals, Inc.*	870	51,808
United Therapeutics Corp.*	734	40,612
Vertex Pharmaceuticals, Inc.*	3,041	124,286

		216,706

Health Care Equipment & Supplies (2.6%)
Beckman Coulter, Inc.	1,054	66,191
Edwards Lifesciences Corp.*	861	85,136
Gen-Probe, Inc.*	757	37,850
Hill-Rom Holdings, Inc.	970	26,394
Hologic, Inc.*	3,927	72,807
IDEXX Laboratories, Inc.*	888	51,104
Immucor, Inc.*	1,029	23,039
Kinetic Concepts, Inc.*	947	45,276
Masimo Corp.	809	21,479
ResMed, Inc.*	1,135	72,243
STERIS Corp.	908	30,563
Teleflex, Inc.	588	37,673
Thoratec Corp.*	877	29,336

		599,091

Health Care Providers & Services (2.2%)
Community Health Systems, Inc.*	1,392	51,407
Health Management Associates, Inc., Class A*	3,828	32,921
Health Net, Inc.*	1,527	37,977
Henry Schein, Inc.*	1,370	80,693
Kindred Healthcare, Inc.*	567	10,234
LifePoint Hospitals, Inc.*	844	31,042
Lincare Holdings, Inc.*	1,006	45,149
Omnicare, Inc.	1,791	50,668
Owens & Minor, Inc.	647	30,014
Psychiatric Solutions, Inc.*	864	25,747
Universal Health Services, Inc., Class B	1,481	51,968
VCA Antech, Inc.*	1,312	36,776
WellCare Health Plans, Inc.*	654	19,489

		504,085

Health Care Technology (0.4%)
Cerner Corp.*	1,033	87,867

Life Sciences Tools & Services (1.2%)
Affymetrix, Inc.*	1,132	8,309
Bio-Rad Laboratories, Inc., Class A*	287	29,710
Charles River Laboratories International, Inc.*	978	38,445
Covance, Inc.*	979	60,101
Mettler-Toledo International, Inc.*	503	54,927
Pharmaceutical Product Development, Inc.	1,816	43,130
Techne Corp.	575	36,622
Varian, Inc.*	423	21,903

		293,147

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc.*	1,747	41,386
Medicis Pharmaceutical Corp., Class A	893	22,468
Perrigo Co.	1,224	71,873
Valeant Pharmaceuticals International*	991	$42,524

		178,251

Total Health Care		1,879,147

Industrials (9.2%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.*	508	41,300
BE Aerospace, Inc.*	1,561	47,533

		88,833

Airlines (0.2%)
AirTran Holdings, Inc.*	2,123	10,785
Alaska Air Group, Inc.*	536	22,099
JetBlue Airways Corp.*	3,215	17,940

		50,824

Building Products (0.1%)
Lennox International, Inc.	755	33,462

Commercial Services & Supplies (1.0%)
Brink’s Co.	745	21,031
Clean Harbors, Inc.*	356	19,779
Copart, Inc.*	995	35,422
Corrections Corp. of America*	1,775	35,252
Deluxe Corp.	796	15,458
Herman Miller, Inc.	815	14,719
HNI Corp.	662	17,629
Mine Safety Appliances Co.	432	12,079
Rollins, Inc.	627	13,593
Waste Connections, Inc.*	1,165	39,564

		224,526

Construction & Engineering (1.0%)
Aecom Technology Corp.*	1,697	48,144
Granite Construction, Inc.	490	14,808
KBR, Inc.	2,396	53,095
Shaw Group, Inc.*	1,275	43,885
URS Corp.*	1,270	63,005

		222,937

Electrical Equipment (0.9%)
AMETEK, Inc.	1,633	67,704
Hubbell, Inc., Class B	886	44,681
Regal-Beloit Corp.	575	34,161
Thomas & Betts Corp.*	777	30,490
Woodward Governor Co.	840	26,863

		203,899

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	927	35,319

Machinery (3.5%)
AGCO Corp.*	1,379	49,465
Bucyrus International, Inc.	1,220	80,508
Crane Co.	689	24,460
Donaldson Co., Inc.	1,150	51,888
Federal Signal Corp.	686	6,181
Graco, Inc.	884	28,288
Harsco Corp.	1,192	38,072
IDEX Corp.	1,199	39,687
Joy Global, Inc.	1,553	87,900
Kennametal, Inc.	1,252	35,206
Lincoln Electric Holdings, Inc.	655	35,586
Nordson Corp.	501	34,028
Oshkosh Corp.*	1,340	54,056
Pentair, Inc.	1,462	52,076
SPX Corp.	763	50,602
Terex Corp.*	1,654	37,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Timken Co.	1,179	$35,382
Trinity Industries, Inc.	1,222	24,391
Valmont Industries, Inc.	309	25,594
Wabtec Corp.	735	30,958

		821,890

Marine (0.2%)
Alexander & Baldwin, Inc.	601	19,863
Kirby Corp.*	830	31,664

		51,527

Professional Services (0.7%)
Corporate Executive Board Co.	495	13,162
FTI Consulting, Inc.*	712	27,996
Korn/Ferry International*	663	11,702
Manpower, Inc.	1,188	67,859
Navigant Consulting, Inc.*	717	8,697
Towers Watson & Co., Class A	631	29,972

		159,388

Road & Rail (0.8%)
Con-way, Inc.	760	26,691
J.B. Hunt Transport Services, Inc.	1,336	47,936
Kansas City Southern*	1,442	52,157
Landstar System, Inc.	777	32,618
Werner Enterprises, Inc.	693	16,057

		175,459

Trading Companies & Distributors (0.3%)
GATX Corp.	719	20,599
MSC Industrial Direct Co., Class A	654	33,171
United Rentals, Inc.*	965	9,052

		62,822

Total Industrials		2,130,886

Information Technology (9.5%)
Communications Equipment (1.3%)
3Com Corp.*	5,860	45,063
ADC Telecommunications, Inc.*	1,530	11,184
ADTRAN, Inc.	868	22,872
Ciena Corp.*	1,427	21,748
CommScope, Inc.*	1,407	39,424
F5 Networks, Inc.*	1,208	74,304
Palm, Inc.*	2,611	9,817
Plantronics, Inc.	745	23,304
Polycom, Inc.*	1,289	39,418

		287,134

Computers & Peripherals (0.3%)
Diebold, Inc.	982	31,188
NCR Corp.*	2,436	33,617

		64,805

Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc.*	1,783	53,722
Avnet, Inc.*	2,290	68,700
Ingram Micro, Inc., Class A*	2,504	43,945
Itron, Inc.*	615	44,630
National Instruments Corp.	857	28,581
Tech Data Corp.*	781	32,724
Trimble Navigation Ltd.*	1,801	51,725
Vishay Intertechnology, Inc.*	2,860	29,258

		353,285

Internet Software & Services (0.6%)
AOL, Inc.*	1,602	40,498
Digital River, Inc.*	599	18,150
Equinix, Inc.*	594	57,820
ValueClick, Inc.*	1,306	13,243

		129,711

IT Services (1.7%)
Acxiom Corp.*	1,222	$21,923
Alliance Data Systems Corp.*	801	51,256
Broadridge Financial Solutions, Inc.	2,021	43,209
Convergys Corp.*	1,898	23,269
DST Systems, Inc.	595	24,663
Gartner, Inc.*	933	20,750
Global Payments, Inc.	1,245	56,710
Hewitt Associates, Inc., Class A*	1,246	49,566
Lender Processing Services, Inc.	1,424	53,756
ManTech International Corp., Class A*	324	15,821
NeuStar, Inc., Class A*	1,149	28,955
SRA International, Inc., Class A*	622	12,931

		402,809

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	865	25,604

Semiconductors & Semiconductor Equipment (1.6%)
Atmel Corp.*	6,766	34,033
Cree, Inc.*	1,609	112,984
Fairchild Semiconductor International, Inc.*	1,925	20,501
Integrated Device Technology, Inc.*	2,587	15,858
International Rectifier Corp.*	1,053	24,114
Intersil Corp., Class A	1,906	28,133
Lam Research Corp.*	1,930	72,028
RF Micro Devices, Inc.*	4,141	20,622
Semtech Corp.*	970	16,907
Silicon Laboratories, Inc.*	709	33,798

		378,978

Software (2.4%)
ACI Worldwide, Inc.*	486	10,017
Advent Software, Inc.*	253	11,322
ANSYS, Inc.*	1,371	59,145
Cadence Design Systems, Inc.*	4,138	27,559
FactSet Research Systems, Inc.	641	47,030
Fair Isaac Corp.	694	17,586
Informatica Corp.*	1,387	37,255
Jack Henry & Associates, Inc.	1,306	31,422
Mentor Graphics Corp.*	1,513	12,134
MICROS Systems, Inc.*	1,180	38,799
Parametric Technology Corp.*	1,807	32,616
Quest Software, Inc.*	984	17,505
Rovi Corp.*	1,589	59,000
Solera Holdings, Inc.	1,039	40,157
Sybase, Inc.*	1,260	58,741
Synopsys, Inc.*	2,247	50,265

		550,553

Total Information Technology		2,192,879

Materials (4.3%)
Chemicals (2.4%)
Albemarle Corp.	1,361	58,019
Ashland, Inc.	1,187	62,638
Cabot Corp.	1,005	30,552
Cytec Industries, Inc.	748	34,961
Intrepid Potash, Inc.*	608	18,441
Lubrizol Corp.	1,040	95,389
Minerals Technologies, Inc.	295	15,293
Olin Corp.	1,217	23,878
RPM International, Inc.	1,920	40,973
Scotts Miracle-Gro Co., Class A	700	32,445
Sensient Technologies Corp.	734	21,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Terra Industries, Inc.	1,511	$69,143
Valspar Corp.	1,482	43,689

		546,751

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	676	56,480

Containers & Packaging (0.9%)
AptarGroup, Inc.	1,005	39,547
Greif, Inc., Class A	506	27,790
Packaging Corp. of America	1,530	37,653
Silgan Holdings, Inc.	418	25,176
Sonoco Products Co.	1,489	45,846
Temple-Inland, Inc.	1,644	33,587

		209,599

Metals & Mining (0.7%)
Carpenter Technology Corp.	680	24,888
Commercial Metals Co.	1,676	25,240
Reliance Steel & Aluminum Co.	957	47,113
Steel Dynamics, Inc.	3,261	56,970
Worthington Industries, Inc.	892	15,423

		169,634

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	1,969	17,820

Total Materials		1,000,284

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.*	3,863	13,173
tw telecom, Inc.*	435	7,895

		21,068

Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	1,016	19,782
Telephone & Data Systems, Inc.	1,380	46,713

		66,495

Total Telecommunication Services		87,563

Utilities (3.7%)
Electric Utilities (1.2%)
Cleco Corp.	978	25,966
DPL, Inc.	1,870	50,845
Great Plains Energy, Inc.	2,134	39,628
Hawaiian Electric Industries, Inc.	1,467	32,934
IDACORP, Inc.	773	26,761
NV Energy, Inc.	3,690	45,498
PNM Resources, Inc.	1,433	17,956
Westar Energy, Inc.	1,723	38,423

		278,011

Gas Utilities (1.2%)
AGL Resources, Inc.	1,150	44,447
Atmos Energy Corp.	1,431	40,884
Energen Corp.	1,067	49,648
National Fuel Gas Co.	1,243	62,834
UGI Corp.	1,613	42,809
WGL Holdings, Inc.	782	27,096

		267,718

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	8,597	10,832

Multi-Utilities (1.1%)
Alliant Energy Corp.	1,646	54,746
Black Hills Corp.	124	3,763
MDU Resources Group, Inc.	2,842	61,330
NSTAR	1,590	56,318
OGE Energy Corp.	1,508	$58,722
Vectren Corp.	1,193	29,491

		264,370

Water Utilities (0.2%)
Aqua America, Inc.	2,100	36,897

Total Utilities		857,828

Total Common Stocks (63.7%) (Cost $13,565,676)		14,754,225

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (33.0%)
BlackRock Liquidity Funds TempFund
0.11% ‡
(Amortized Cost $7,656,317)	$7,656,317	7,656,317

Total Investments (96.7%) (Cost $21,221,993)		22,410,542
Other Assets Less Liabilities (3.3%)		762,944

Net Assets (100%)		$23,173,486

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$3,974,449	$8,931,751	$5,249,883	$7,656,317	$1,201	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	104	June-10	$8,144,979	$8,196,240	$51,261

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$2,162,779	$—	$—	$2,162,779
Consumer Staples	584,134	—	—	584,134
Energy	865,326	—	—	865,326
Financials	2,993,399	—	—	2,993,399
Health Care	1,879,147	—	—	1,879,147
Industrials	2,130,886	—	—	2,130,886
Information Technology	2,192,879	—	—	2,192,879
Materials	1,000,284	—	—	1,000,284
Telecommunication Services	87,563	—	—	87,563
Utilities	857,828	—	—	857,828
Futures	51,261	—	—	51,261
Short-Term Investments	—	7,656,317	—	7,656,317

Total Assets	$14,805,486	$7,656,317	$—	$22,461,803

Total Liabilities	$—	$—	$—	$—

Total	$14,805,486	$7,656,317	$—	$22,461,803

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,329,865
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$361,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,275,481
Aggregate gross unrealized depreciation	(87,275)

Net unrealized appreciation	$1,188,206

Federal income tax cost of investments	$21,222,336

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.4%)
BorgWarner, Inc.*	67,134	$2,563,176
Gentex Corp.	78,502	1,524,509

		4,087,685

Automobiles (0.0%)
Thor Industries, Inc.	20,503	619,396

Distributors (0.1%)
LKQ Corp.*	81,430	1,653,029

Diversified Consumer Services (1.0%)
Brink’s Home Security Holdings, Inc.*	26,565	1,130,341
Career Education Corp.*	40,151	1,270,378
Corinthian Colleges, Inc.*	49,755	875,190
ITT Educational Services, Inc.*	17,706	1,991,571
Matthews International Corp., Class A	17,683	627,746
Regis Corp.	32,185	601,216
Service Corp. International	145,982	1,340,115
Sotheby’s, Inc.	38,747	1,204,644
Strayer Education, Inc.	8,014	1,951,569

		10,992,770

Hotels, Restaurants & Leisure (1.1%)
Bally Technologies, Inc.*	31,408	1,273,280
Bob Evans Farms, Inc.	18,185	562,098
Boyd Gaming Corp.*	32,460	320,705
Brinker International, Inc.	57,948	1,117,237
Burger King Holdings, Inc.	52,689	1,120,168
Cheesecake Factory, Inc.*	34,025	920,717
Chipotle Mexican Grill, Inc.*	18,155	2,045,524
International Speedway Corp., Class A	18,089	466,154
Life Time Fitness, Inc.*	23,344	655,966
Panera Bread Co., Class A*	18,094	1,384,010
Scientific Games Corp., Class A*	36,670	516,314
Wendy’s/Arby’s Group, Inc., Class A	207,304	1,036,520
WMS Industries, Inc.*	30,120	1,263,233

		12,681,926

Household Durables (0.9%)
American Greetings Corp., Class A .	22,167	461,960
KB Home	43,044	720,987
M.D.C. Holdings, Inc.	21,341	738,612
Mohawk Industries, Inc.*	32,341	1,758,703
NVR, Inc.*	3,488	2,534,032
Ryland Group, Inc.	24,781	556,086
Toll Brothers, Inc.*	79,146	1,646,237
Tupperware Brands Corp.	36,459	1,758,053

		10,174,670

Internet & Catalog Retail (0.2%)
Netflix, Inc.*	24,750	1,825,065

Media (0.4%)
DreamWorks Animation SKG, Inc., Class A*	42,936	1,691,249
Harte-Hanks, Inc.	22,517	289,569
John Wiley & Sons, Inc., Class A	24,937	1,079,273
Lamar Advertising Co., Class A*	30,786	1,057,499
Scholastic Corp.	14,384	402,752

		4,520,342

Multiline Retail (0.4%)
99 Cents Only Stores*	25,238	$411,379
Dollar Tree, Inc.*	50,877	3,012,936
Saks, Inc.*	90,488	778,197

		4,202,512

Specialty Retail (2.2%)
Aaron’s, Inc.	31,403	1,046,976
Advance Auto Parts, Inc.	54,350	2,278,352
Aeropostale, Inc.*	57,196	1,648,961
American Eagle Outfitters, Inc.	119,778	2,218,288
AnnTaylor Stores Corp.*	33,203	687,302
Barnes & Noble, Inc.	22,406	484,418
CarMax, Inc.*	127,546	3,203,955
Chico’s FAS, Inc.	101,544	1,464,264
Coldwater Creek, Inc.*	34,656	240,513
Collective Brands, Inc.*	36,431	828,441
Dick’s Sporting Goods, Inc.*	50,796	1,326,284
Foot Locker, Inc.	89,003	1,338,605
Guess?, Inc.	33,559	1,576,602
J. Crew Group, Inc.*	31,942	1,466,138
PetSmart, Inc.	70,578	2,255,673
Rent-A-Center, Inc.*	37,366	883,706
Williams-Sonoma, Inc.	60,304	1,585,392

		24,533,870

Textiles, Apparel & Luxury Goods (0.6%)
Fossil, Inc.*	27,871	1,051,852
Hanesbrands, Inc.*	54,748	1,523,089
Phillips-Van Heusen Corp.	29,475	1,690,686
Timberland Co., Class A*	25,762	549,761
Under Armour, Inc., Class A*	21,804	641,256
Warnaco Group, Inc.*	26,057	1,243,179

		6,699,823

Total Consumer Discretionary		81,991,088

Consumer Staples (2.0%)
Beverages (0.1%)
Hansen Natural Corp.*	41,116	1,783,612

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	31,731	1,173,730
Ruddick Corp.	22,981	727,119

		1,900,849

Food Products (0.8%)
Corn Products International, Inc.	43,245	1,498,872
Flowers Foods, Inc.	43,712	1,081,435
Green Mountain Coffee Roasters, Inc.*	20,146	1,950,536
Lancaster Colony Corp.	11,296	666,012
Ralcorp Holdings, Inc.*	32,425	2,197,766
Smithfield Foods, Inc.*	81,188	1,683,839
Tootsie Roll Industries, Inc.	16,207	438,084

		9,516,544

Household Products (0.5%)
Church & Dwight Co., Inc.	40,462	2,708,931
Energizer Holdings, Inc.*	40,139	2,519,124

		5,228,055

Personal Products (0.3%)
Alberto-Culver Co.	48,414	1,266,026
NBTY, Inc.*	35,694	1,712,598

		2,978,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Universal Corp.	13,948	$734,920

Total Consumer Staples		22,142,604

Energy (2.9%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	32,314	1,119,034
Exterran Holdings, Inc.*	35,588	860,162
Helix Energy Solutions Group, Inc.*.	53,005	690,655
Oceaneering International, Inc.*	31,361	1,991,110
Patterson-UTI Energy, Inc.	88,960	1,242,771
Pride International, Inc.*	100,642	3,030,331
Superior Energy Services, Inc.*	45,168	949,431
Tidewater, Inc.	29,481	1,393,567
Unit Corp.*	23,334	986,562

		12,263,623

Oil, Gas & Consumable Fuels (1.8%)
Arch Coal, Inc.	93,972	2,147,260
Bill Barrett Corp.*	21,969	674,668
Cimarex Energy Co.	48,134	2,858,197
Comstock Resources, Inc.*	26,638	847,088
Forest Oil Corp.*	64,767	1,672,284
Frontier Oil Corp.	59,425	802,238
Mariner Energy, Inc.*	59,025	883,604
Newfield Exploration Co.*	76,566	3,985,260
Overseas Shipholding Group, Inc.	14,827	581,663
Patriot Coal Corp.*	42,437	868,261
Plains Exploration & Production Co.*	80,207	2,405,408
Quicksilver Resources, Inc.*	67,573	950,752
Southern Union Co.	71,815	1,821,947

		20,498,630

Total Energy		32,762,253

Financials (10.2%)
Capital Markets (1.2%)
Affiliated Managers Group, Inc.*	23,976	1,894,104
Apollo Investment Corp.	100,667	1,281,491
Eaton Vance Corp.	67,710	2,270,993
Greenhill & Co., Inc.	11,805	969,072
Jefferies Group, Inc.	68,805	1,628,614
Raymond James Financial, Inc.	56,993	1,523,993
SEI Investments Co.	75,075	1,649,398
Waddell & Reed Financial, Inc., Class A	48,539	1,749,346

		12,967,011

Commercial Banks (1.9%)
Associated Banc-Corp.	95,908	1,323,530
BancorpSouth, Inc.	42,573	892,330
Bank of Hawaii Corp.	27,224	1,223,719
Cathay General Bancorp	42,421	494,205
City National Corp./California	24,467	1,320,484
Commerce Bancshares, Inc./Missouri	42,168	1,734,791
Cullen/Frost Bankers, Inc.	34,120	1,903,896
First Horizon National Corp.*	424	5,958
FirstMerit Corp.	48,600	1,048,302
Fulton Financial Corp.	102,120	1,040,603
International Bancshares Corp.	30,278	696,091
PacWest Bancorp	16,610	379,040
Prosperity Bancshares, Inc.	26,591	1,090,231
SVB Financial Group*	23,300	1,087,178
Synovus Financial Corp.	280,947	924,316
TCF Financial Corp.	68,664	1,094,504
Trustmark Corp.	32,718	799,301
Valley National Bancorp	84,607	1,300,410
Webster Financial Corp.	38,528	$673,855
Westamerica Bancorp.	16,448	948,227
Wilmington Trust Corp.	51,041	845,749

		20,826,720

Consumer Finance (0.1%)
AmeriCredit Corp.*	55,501	1,318,704

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	59,246	2,138,781

Insurance (2.3%)
American Financial Group, Inc./Ohio	45,495	1,294,333
Arthur J. Gallagher & Co.	58,768	1,442,754
Brown & Brown, Inc.	68,193	1,222,019
Everest Reinsurance Group Ltd.	34,598	2,800,016
Fidelity National Financial, Inc., Class A	131,216	1,944,621
First American Corp.	57,789	1,955,580
Hanover Insurance Group, Inc.	29,063	1,267,437
HCC Insurance Holdings, Inc.	64,897	1,791,157
Horace Mann Educators Corp.	23,141	348,504
Mercury General Corp.	20,853	911,693
Old Republic International Corp.	138,955	1,761,949
Protective Life Corp.	49,638	1,091,540
Reinsurance Group of America, Inc.	42,096	2,210,882
StanCorp Financial Group, Inc.	28,140	1,340,308
Transatlantic Holdings, Inc.	36,998	1,953,494
Unitrin, Inc.	29,079	815,666
W.R. Berkley Corp.	76,631	1,999,303

		26,151,256

Real Estate Investment Trusts (REITs) (3.6%)
Alexandria Real Estate Equities, Inc. (REIT)	25,134	1,699,058
AMB Property Corp. (REIT)	84,805	2,310,088
BRE Properties, Inc. (REIT)	31,184	1,114,828
Camden Property Trust (REIT)	36,466	1,518,080
Corporate Office Properties Trust/Maryland (REIT)	33,774	1,355,351
Cousins Properties, Inc. (REIT)	57,031	473,924
Duke Realty Corp. (REIT)	129,254	1,602,750
Equity One, Inc. (REIT)	19,693	372,001
Essex Property Trust, Inc. (REIT)	16,555	1,489,122
Federal Realty Investment Trust (REIT)	35,059	2,552,646
Highwoods Properties, Inc. (REIT)	41,132	1,305,118
Hospitality Properties Trust (REIT)	70,790	1,695,420
Liberty Property Trust (REIT)	64,723	2,196,699
Macerich Co. (REIT)	56,191	2,152,677
Mack-Cali Realty Corp. (REIT)	45,280	1,596,120
Nationwide Health Properties, Inc. (REIT)	65,906	2,316,596
Omega Healthcare Investors, Inc. (REIT)	48,525	945,752
Potlatch Corp. (REIT)	22,501	788,435
Rayonier, Inc. (REIT)	45,220	2,054,345
Realty Income Corp. (REIT)	59,313	1,820,316
Regency Centers Corp. (REIT)	46,493	1,742,093
Senior Housing Properties Trust (REIT)	72,336	1,602,242
SL Green Realty Corp. (REIT)	44,772	2,564,092
UDR, Inc. (REIT)	86,997	1,534,627
Weingarten Realty Investors (REIT)	60,254	1,299,076

		40,101,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	23,964	$1,746,736

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	47,756	692,462
First Niagara Financial Group, Inc.	106,877	1,519,791
New York Community Bancorp, Inc.	250,735	4,147,157
NewAlliance Bancshares, Inc.	61,931	781,569
Washington Federal, Inc.	63,661	1,293,592

		8,434,571

Total Financials		113,685,235

Health Care (6.4%)
Biotechnology (0.8%)
OSI Pharmaceuticals, Inc.*	33,006	1,965,507
United Therapeutics Corp.*	27,037	1,495,957
Vertex Pharmaceuticals, Inc.*	115,182	4,707,489

		8,168,953

Health Care Equipment & Supplies (2.0%)
Beckman Coulter, Inc.	40,010	2,512,628
Edwards Lifesciences Corp.*	32,612	3,224,675
Gen-Probe, Inc.*	28,132	1,406,600
Hill-Rom Holdings, Inc.	36,394	990,281
Hologic, Inc.*	148,524	2,753,635
IDEXX Laboratories, Inc.*	33,849	1,948,010
Immucor, Inc.*	39,760	890,226
Kinetic Concepts, Inc.*	35,328	1,689,032
Masimo Corp.	30,092	798,943
ResMed, Inc.*	43,087	2,742,487
STERIS Corp.	33,394	1,124,042
Teleflex, Inc.	23,039	1,476,109
Thoratec Corp.*	32,919	1,101,140

		22,657,808

Health Care Providers & Services (1.7%)
Community Health Systems, Inc.*	53,101	1,961,020
Health Management Associates, Inc., Class A*	143,202	1,231,537
Health Net, Inc.*	59,199	1,472,279
Henry Schein, Inc.*	52,039	3,065,097
Kindred Healthcare, Inc.*	22,896	413,273
LifePoint Hospitals, Inc.*	31,165	1,146,249
Lincare Holdings, Inc.*	38,821	1,742,286
Omnicare, Inc.	67,924	1,921,570
Owens & Minor, Inc.	23,890	1,108,257
Psychiatric Solutions, Inc.*	32,552	970,050
Universal Health Services, Inc., Class B	56,037	1,966,338
VCA Antech, Inc.*	49,293	1,381,683
WellCare Health Plans, Inc.*	23,922	712,875

		19,092,514

Health Care Technology (0.3%)
Cerner Corp.*	39,180	3,332,651

Life Sciences Tools & Services (1.0%)
Affymetrix, Inc.*	42,219	309,887
Bio-Rad Laboratories, Inc., Class A*	11,189	1,158,285
Charles River Laboratories International, Inc.*	38,089	1,497,279
Covance, Inc.*	36,586	2,246,015
Mettler-Toledo International, Inc.*	19,547	2,134,532
Pharmaceutical Product Development, Inc.	67,193	1,595,834
Techne Corp.	21,488	1,368,571
Varian, Inc.*	16,803	$870,059

		11,180,462

Pharmaceuticals (0.6%)
Endo Pharmaceuticals Holdings, Inc.*	66,646	1,578,844
Medicis Pharmaceutical Corp., Class A	34,360	864,497
Perrigo Co.	46,232	2,714,743
Valeant Pharmaceuticals International*	38,437	1,649,332

		6,807,416

Total Health Care		71,239,804

Industrials (7.3%)
Aerospace & Defense (0.3%)
Alliant Techsystems, Inc.*	18,796	1,528,115
BE Aerospace, Inc.*	58,413	1,778,676

		3,306,791

Airlines (0.2%)
AirTran Holdings, Inc.*	75,754	384,830
Alaska Air Group, Inc.*	19,915	821,095
JetBlue Airways Corp.*	118,384	660,583

		1,866,508

Building Products (0.1%)
Lennox International, Inc.	27,758	1,230,235

Commercial Services & Supplies (0.8%)
Brink’s Co.	27,063	763,988
Clean Harbors, Inc.*	13,327	740,448
Copart, Inc.*	38,879	1,384,092
Corrections Corp. of America*	65,734	1,305,477
Deluxe Corp.	29,899	580,639
Herman Miller, Inc.	32,602	588,792
HNI Corp.	26,150	696,375
Mine Safety Appliances Co.	17,698	494,836
Rollins, Inc.	25,797	559,279
Waste Connections, Inc.*	44,983	1,527,623

		8,641,549

Construction & Engineering (0.8%)
Aecom Technology Corp.*	64,330	1,825,042
Granite Construction, Inc.	19,051	575,721
KBR, Inc.	92,296	2,045,280
Shaw Group, Inc.*	47,855	1,647,169
URS Corp.*	48,207	2,391,549

		8,484,761

Electrical Equipment (0.7%)
AMETEK, Inc.	62,079	2,573,795
Hubbell, Inc., Class B	33,647	1,696,818
Regal-Beloit Corp.	20,956	1,244,996
Thomas & Betts Corp.*	29,761	1,167,822
Woodward Governor Co.	32,831	1,049,936

		7,733,367

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	35,385	1,348,168

Machinery (2.8%)
AGCO Corp.*	52,633	1,887,946
Bucyrus International, Inc.	46,417	3,063,058
Crane Co.	27,270	968,085
Donaldson Co., Inc.	44,383	2,002,561
Federal Signal Corp.	29,361	264,543
Graco, Inc.	34,846	1,115,072
Harsco Corp.	46,357	1,480,642
IDEX Corp.	46,794	1,548,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Joy Global, Inc.	59,295	$3,356,097
Kennametal, Inc.	46,974	1,320,909
Lincoln Electric Holdings, Inc.	24,587	1,335,812
Nordson Corp.	19,532	1,326,613
Oshkosh Corp.*	51,409	2,073,839
Pentair, Inc.	55,977	1,993,901
SPX Corp.	28,060	1,860,939
Terex Corp.*	61,532	1,397,392
Timken Co.	45,968	1,379,500
Trinity Industries, Inc.	44,876	895,725
Valmont Industries, Inc.	11,399	944,179
Wabtec Corp.	27,134	1,142,884

		31,358,578

Marine (0.2%)
Alexander & Baldwin, Inc.	23,884	789,366
Kirby Corp.*	31,191	1,189,937

		1,979,303

Professional Services (0.5%)
Corporate Executive Board Co.	19,927	529,859
FTI Consulting, Inc.*	28,635	1,125,928
Korn/Ferry International*	25,748	454,452
Manpower, Inc.	45,146	2,578,740
Navigant Consulting, Inc.*	28,862	350,096
Towers Watson & Co., Class A	24,689	1,172,727

		6,211,802

Road & Rail (0.6%)
Con-way, Inc.	27,919	980,515
J.B. Hunt Transport Services, Inc.	50,029	1,795,041
Kansas City Southern*	54,774	1,981,176
Landstar System, Inc.	28,885	1,212,592
Werner Enterprises, Inc.	24,547	568,754

		6,538,078

Trading Companies & Distributors (0.2%)
GATX Corp.	26,031	745,788
MSC Industrial Direct Co., Class A	25,474	1,292,041
United Rentals, Inc.*	35,258	330,720

		2,368,549

Total Industrials		81,067,689

Information Technology (7.4%)
Communications Equipment (1.0%)
3Com Corp.*	225,979	1,737,779
ADC Telecommunications, Inc.*	54,243	396,516
ADTRAN, Inc.	31,544	831,184
Ciena Corp.*	53,321	812,612
CommScope, Inc.*	53,584	1,501,424
F5 Networks, Inc.*	45,625	2,806,394
Palm, Inc.*	95,026	357,298
Plantronics, Inc.	28,473	890,635
Polycom, Inc.*	47,888	1,464,415

		10,798,257

Computers & Peripherals (0.2%)
Diebold, Inc.	38,292	1,216,154
NCR Corp.*	90,535	1,249,383

		2,465,537

Electronic Equipment, Instruments & Components (1.2%)
Arrow Electronics, Inc.*	68,387	2,060,500
Avnet, Inc.*	87,092	2,612,760
Ingram Micro, Inc., Class A*	94,167	1,652,631
Itron, Inc.*	22,892	1,661,273
National Instruments Corp.	33,085	1,103,385
Tech Data Corp.*	29,032	1,216,441
Trimble Navigation Ltd.*	69,249	1,988,831
Vishay Intertechnology, Inc.*	108,196	$1,106,845

		13,402,666

Internet Software & Services (0.4%)
AOL, Inc.*	62,119	1,570,368
Digital River, Inc.*	21,941	664,812
Equinix, Inc.*	22,512	2,191,318
ValueClick, Inc.*	50,083	507,842

		4,934,340

IT Services (1.4%)
Acxiom Corp.*	44,610	800,303
Alliance Data Systems Corp.*	29,946	1,916,245
Broadridge Financial Solutions, Inc.	78,530	1,678,971
Convergys Corp.*	69,580	853,051
DST Systems, Inc.	22,180	919,361
Gartner, Inc.*	34,949	777,266
Global Payments, Inc.	46,500	2,118,075
Hewitt Associates, Inc., Class A*	47,893	1,905,184
Lender Processing Services, Inc.	55,038	2,077,684
ManTech International Corp., Class A*	12,936	631,665
NeuStar, Inc., Class A*	43,087	1,085,792
SRA International, Inc., Class A*	25,253	525,010

		15,288,607

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	34,242	1,013,563

Semiconductors & Semiconductor Equipment (1.3%)
Atmel Corp.*	262,898	1,322,377
Cree, Inc.*	60,559	4,252,453
Fairchild Semiconductor International, Inc.*	70,117	746,746
Integrated Device Technology, Inc.*	93,501	573,161
International Rectifier Corp.*	41,428	948,701
Intersil Corp., Class A	69,529	1,026,248
Lam Research Corp.*	73,326	2,736,526
RF Micro Devices, Inc.*	152,177	757,842
Semtech Corp.*	34,715	605,082
Silicon Laboratories, Inc.*	26,040	1,241,327

		14,210,463

Software (1.8%)
ACI Worldwide, Inc.*	20,043	413,086
Advent Software, Inc.*	9,207	412,013
ANSYS, Inc.*	51,221	2,209,674
Cadence Design Systems, Inc.*	155,120	1,033,099
FactSet Research Systems, Inc.	23,989	1,760,073
Fair Isaac Corp.	27,923	707,569
Informatica Corp.*	50,877	1,366,556
Jack Henry & Associates, Inc.	49,029	1,179,638
Mentor Graphics Corp.*	58,802	471,592
MICROS Systems, Inc.*	46,165	1,517,905
Parametric Technology Corp.*	66,932	1,208,123
Quest Software, Inc.*	34,925	621,316
Rovi Corp.*	59,054	2,192,675
Solera Holdings, Inc.	40,258	1,555,972
Sybase, Inc.*	46,602	2,172,585
Synopsys, Inc.*	83,030	1,857,381

		20,679,257

Total Information Technology		82,792,690

Materials (3.4%)
Chemicals (1.8%)
Albemarle Corp.	52,869	2,253,805
Ashland, Inc.	43,919	2,317,606
Cabot Corp.	37,551	1,141,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cytec Industries, Inc.	27,786	$1,298,718
Intrepid Potash, Inc.*	23,791	721,581
Lubrizol Corp.	39,214	3,596,708
Minerals Technologies, Inc.	10,960	568,166
Olin Corp.	44,617	875,386
RPM International, Inc.	73,402	1,566,399
Scotts Miracle-Gro Co., Class A	26,048	1,207,325
Sensient Technologies Corp.	28,599	831,087
Terra Industries, Inc.	57,486	2,630,559
Valspar Corp.	58,294	1,718,507

		20,727,397

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	25,765	2,152,666

Containers & Packaging (0.7%)
AptarGroup, Inc.	39,223	1,543,425
Greif, Inc., Class A	19,822	1,088,624
Packaging Corp. of America	58,602	1,442,195
Silgan Holdings, Inc.	15,432	929,470
Sonoco Products Co.	57,843	1,780,986
Temple-Inland, Inc.	60,933	1,244,861

		8,029,561

Metals & Mining (0.6%)
Carpenter Technology Corp.	24,876	910,462
Commercial Metals Co.	65,197	981,867
Reliance Steel & Aluminum Co.	36,516	1,797,683
Steel Dynamics, Inc.	124,322	2,171,905
Worthington Industries, Inc.	34,166	590,730

		6,452,647

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	70,363	636,785

Total Materials		37,999,056

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	119,067	406,018
tw telecom, Inc.*	87,079	1,580,484

		1,986,502

Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	40,078	780,319
Telephone & Data Systems, Inc.	54,124	1,832,097

		2,612,416

Total Telecommunication Services		4,598,918

Utilities (2.9%)
Electric Utilities (0.9%)
Cleco Corp.	35,077	931,294
DPL, Inc.	68,356	1,858,600
Great Plains Energy, Inc.	76,841	1,426,938
Hawaiian Electric Industries, Inc.	53,394	1,198,695
IDACORP, Inc.	27,748	960,636
NV Energy, Inc.	133,679	1,648,262
PNM Resources, Inc.	48,955	613,406
Westar Energy, Inc.	61,937	1,381,195

		10,019,026

Gas Utilities (0.9%)
AGL Resources, Inc.	44,662	1,726,186
Atmos Energy Corp.	53,491	1,528,238
Energen Corp.	41,468	1,929,506
National Fuel Gas Co.	46,378	2,344,408
UGI Corp.	63,058	1,673,559
WGL Holdings, Inc.	28,337	981,877

		10,183,774

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	287,372	$362,089

Multi-Utilities (1.0%)
Alliant Energy Corp.	63,186	2,101,566
Black Hills Corp.	23,269	706,214
MDU Resources Group, Inc.	107,787	2,326,044
NSTAR	61,022	2,161,399
OGE Energy Corp.	55,244	2,151,201
Vectren Corp.	47,038	1,162,780

		10,609,204

Water Utilities (0.1%)
Aqua America, Inc.	77,322	1,358,547

Total Utilities		32,532,640

Total Common Stocks (50.2%) (Cost $498,158,080)		560,811,977

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (45.7%)
BlackRock Liquidity Funds TempFund
0.11% ‡	$509,543,933	509,543,933

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 4/1/10	1,457,100	1,457,100

Total Short-Term Investments (45.8%) (Amortized Cost $511,001,033)		511,001,033

Total Investments (96.0%) (Cost/Amortized Cost $1,009,159,113)		1,071,813,010

Other Assets Less Liabilities (4.0%)		44,613,426

Net Assets (100%)		$1,116,426,436

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$441,334,009	$250,076,239	$181,866,315	$509,543,933	$89,015	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	2,179	June-10	$145,091,937	$147,540,090	$2,448,153
S&P 500 E-Mini Index	2,430	June-10	136,815,050	141,571,800	4,756,750
S&P MidCap 400 E-Mini Index	3,379	June-10	261,316,251	266,298,990	4,982,739

					$12,187,642

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$81,991,088	$—	$—	$81,991,088
Consumer Staples	22,142,604	—	—	22,142,604
Energy	32,762,253	—	—	32,762,253
Financials	113,685,235	—	—	113,685,235
Health Care	71,239,804	—	—	71,239,804
Industrials	81,067,689	—	—	81,067,689
Information Technology	82,792,690	—	—	82,792,690
Materials	37,999,056	—	—	37,999,056
Telecommunication Services	4,598,918	—	—	4,598,918
Utilities	32,532,640	—	—	32,532,640
Futures	12,187,642	—	—	12,187,642
Short-Term Investments	—	511,001,033	—	511,001,033

Total Assets	$572,999,619	$511,001,033	$—	$1,084,000,652

Total Liabilities	$—	$—	$—	$—

Total	$572,999,619	$511,001,033	$—	$1,084,000,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,409,416
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$152,699,266

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,646,728
Aggregate gross unrealized depreciation	(6,476,548)

Net unrealized appreciation	$62,170,180

Federal income tax cost of investments	$1,009,642,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.6%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	4,508	$44,990
Amerigon, Inc.*	1,985	20,068
ArvinMeritor, Inc.*	7,431	99,204
China Automotive Systems, Inc.*	574	13,265
Cooper Tire & Rubber Co.	4,661	88,652
Dana Holding Corp.*	11,147	132,426
Dorman Products, Inc.*	724	13,749
Drew Industries, Inc.*	1,365	30,057
Exide Technologies, Inc.*	4,498	25,864
Fuel Systems Solutions, Inc.*	1,189	38,001
Hawk Corp., Class A*	313	6,104
Modine Manufacturing Co.*	3,572	40,149
Raser Technologies, Inc.*	7,674	7,674
Spartan Motors, Inc.	2,208	12,365
Standard Motor Products, Inc.	1,720	17,062
Stoneridge, Inc.*	957	9,465
Superior Industries International, Inc.	2,139	34,395
Tenneco, Inc.*	4,726	111,770
Wonder Auto Technology, Inc.*	1,693	17,912

		763,172

Automobiles (0.0%)
Winnebago Industries, Inc.*	2,551	37,270

Distributors (0.0%)
Audiovox Corp., Class A*	1,075	8,363
Core-Mark Holding Co., Inc.*	903	27,641

		36,004

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	1,553	72,370
Bridgepoint Education, Inc.*	1,045	25,686
Capella Education Co.*	1,223	113,543
ChinaCast Education Corp.*	3,479	25,431
Coinstar, Inc.*	2,562	83,265
Corinthian Colleges, Inc.*	6,271	110,307
CPI Corp.	590	8,177
Grand Canyon Education, Inc.*	1,147	29,983
Jackson Hewitt Tax Service, Inc.*	3,556	7,112
K12, Inc.*	2,055	45,642
Learning Tree International, Inc.*	355	4,995
Lincoln Educational Services Corp.*	941	23,807
Mac-Gray Corp.	699	7,892
Matthews International Corp., Class A	2,365	83,957
Nobel Learning Communities, Inc.*	216	1,693
Pre-Paid Legal Services, Inc.*	636	24,073
Princeton Review, Inc.*	681	2,377
Regis Corp.	4,406	82,304
Sotheby’s, Inc.	5,524	171,741
Steiner Leisure Ltd.*	1,096	48,575
Stewart Enterprises, Inc., Class A	5,899	36,869
Universal Technical Institute, Inc.*	1,731	39,501

		1,049,300

Hotels, Restaurants & Leisure (1.9%)
AFC Enterprises, Inc.*	1,688	18,112
Ambassadors Group, Inc.	1,380	15,249
Ameristar Casinos, Inc.	1,879	34,235
Bally Technologies, Inc.*	4,505	182,633
Benihana, Inc., Class A*	1,450	9,425
BJ’s Restaurants, Inc.*	1,753	40,845
Bluegreen Corp.*	529	1,730
Bob Evans Farms, Inc.	2,364	$73,071
Buffalo Wild Wings, Inc.*	1,531	73,656
California Pizza Kitchen, Inc.*	1,816	30,491
Caribou Coffee Co., Inc.*	259	1,715
Carrols Restaurant Group, Inc.*	481	3,271
CEC Entertainment, Inc.*	1,770	67,419
Cheesecake Factory, Inc.*	4,700	127,182
Churchill Downs, Inc.	661	24,788
CKE Restaurants, Inc.	3,628	40,162
Cracker Barrel Old Country Store, Inc.	1,920	89,050
Denny’s Corp.*	6,977	26,792
DineEquity, Inc.*	1,351	53,405
Domino’s Pizza, Inc.*	3,218	43,894
Dover Downs Gaming & Entertainment, Inc.	522	2,067
Einstein Noah Restaurant Group, Inc.*	225	2,734
Frisch’s Restaurants, Inc.	36	796
Gaylord Entertainment Co.*	3,100	90,799
Great Wolf Resorts, Inc.*	2,581	8,208
Interval Leisure Group, Inc.*	2,999	43,665
Isle of Capri Casinos, Inc.*	1,254	9,756
Jack in the Box, Inc.*	4,534	106,776
Krispy Kreme Doughnuts, Inc.*	4,065	16,341
Lakes Entertainment, Inc.*	745	1,713
Landry’s Restaurants, Inc.*	480	8,602
Life Time Fitness, Inc.*	3,172	89,133
Luby’s, Inc.*	918	3,617
Marcus Corp.	1,347	17,498
McCormick & Schmick’s Seafood Restaurants, Inc.*	932	9,385
Monarch Casino & Resort, Inc.*	439	3,749
Morgans Hotel Group Co.*	2,159	13,839
Multimedia Games, Inc.*	1,650	6,435
O’Charleys, Inc.*	1,690	15,109
Orient-Express Hotels Ltd., Class A*	7,157	101,486
P.F. Chang’s China Bistro, Inc.*	2,015	88,922
Papa John’s International, Inc.*	1,615	41,522
Peet’s Coffee & Tea, Inc.*	1,019	40,403
Pinnacle Entertainment, Inc.*	5,127	49,937
Red Lion Hotels Corp.*	1,502	10,844
Red Robin Gourmet Burgers, Inc.*	1,418	34,656
Ruby Tuesday, Inc.*	5,012	52,977
Ruth’s Hospitality Group, Inc.*	2,665	14,124
Shuffle Master, Inc.*	4,683	38,354
Sonic Corp.*	5,251	58,024
Speedway Motorsports, Inc.	859	13,409
Steak n Shake Co.*	111	42,321
Texas Roadhouse, Inc.*	4,352	60,449
Town Sports International Holdings, Inc.*	917	3,585
Universal Travel Group*	841	8,334
Vail Resorts, Inc.*	2,483	99,543
Youbet.com, Inc.*	1,809	5,318

		2,171,555

Household Durables (1.0%)
American Greetings Corp., Class A	3,322	69,230
Beazer Homes USA, Inc.*	5,601	25,429
Blyth, Inc.	432	13,500
Brookfield Homes Corp.*	537	4,693
Cavco Industries, Inc.*	442	15,090
CSS Industries, Inc.	429	8,623
Ethan Allen Interiors, Inc.	2,165	44,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Furniture Brands International, Inc.*	2,970	$19,097
Helen of Troy Ltd.*	2,547	66,375
Hooker Furniture Corp.	640	10,291
Hovnanian Enterprises, Inc., Class A*	4,192	18,235
iRobot Corp.*	1,770	26,833
La-Z-Boy, Inc.*	4,361	54,687
M/I Homes, Inc.*	1,660	24,319
Meritage Homes Corp.*	2,613	54,873
National Presto Industries, Inc.	423	50,299
NIVS IntelliMedia Technology Group, Inc.*	1,791	6,877
Ryland Group, Inc.	3,310	74,276
Sealy Corp.*	4,365	15,278
Skyline Corp.	746	13,876
Standard Pacific Corp.*	8,796	39,758
Stanley Furniture Co., Inc.*	590	5,994
Tempur-Pedic International, Inc.*	6,163	185,876
Tupperware Brands Corp.	5,041	243,077
Universal Electronics, Inc.*	1,275	28,484

		1,119,734

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	2,695	6,764
Blue Nile, Inc.*	1,088	59,862
Drugstore.Com, Inc.*	6,715	23,973
Gaiam, Inc., Class A	981	8,142
HSN, Inc.*	3,131	92,177
NutriSystem, Inc.	2,623	46,716
Orbitz Worldwide, Inc.*	2,586	18,386
Overstock.com, Inc.*	1,084	17,615
PetMed Express, Inc.	2,083	46,180
Shutterfly, Inc.*	1,802	43,410
U.S. Auto Parts Network, Inc.*	456	3,429
Vitacost.com, Inc.*	1,098	13,231

		379,885

Leisure Equipment & Products (0.6%)
Brunswick Corp.	6,992	111,662
Callaway Golf Co.	5,639	49,736
Eastman Kodak Co.*	22,120	128,075
JAKKS Pacific, Inc.*	2,520	32,886
Leapfrog Enterprises, Inc.*	2,674	17,515
Marine Products Corp.*	457	2,742
Polaris Industries, Inc.	2,558	130,867
Pool Corp.	4,099	92,801
RC2 Corp.*	1,534	22,964
Smith & Wesson Holding Corp.*	5,413	20,461
Sport Supply Group, Inc.	489	6,572
Steinway Musical Instruments, Inc.* .	474	8,926
Sturm Ruger & Co., Inc.	1,843	22,098

		647,305

Media (0.8%)
Arbitron, Inc.	2,265	60,385
Ascent Media Corp., Class A*	1,086	29,593
Belo Corp., Class A	7,268	49,568
Carmike Cinemas, Inc.*	1,009	13,995
Cinemark Holdings, Inc.	2,383	43,704
CKX, Inc.*	4,212	25,819
Crown Media Holdings, Inc., Class A*	300	576
Dolan Media Co.*	2,224	24,175
EW Scripps Co., Class A*	2,098	17,728
Fisher Communications, Inc.*	336	4,738
Global Sources Ltd.*	703	4,576
Harte-Hanks, Inc.	2,810	36,137
Journal Communications, Inc., Class A*	2,730	$11,466
Knology, Inc.*	2,196	29,514
LIN TV Corp., Class A*	2,629	15,117
Live Nation Entertainment, Inc.*	11,448	165,996
LodgeNet Interactive Corp.*	2,007	13,989
Martha Stewart Living Omnimedia, Inc., Class A*	2,603	14,525
Mediacom Communications Corp., Class A*	3,305	19,665
National CineMedia, Inc.	3,242	55,957
Outdoor Channel Holdings, Inc.*	733	4,830
Playboy Enterprises, Inc., Class B*	2,418	8,850
PRIMEDIA, Inc.	1,017	3,498
RCN Corp.*	2,732	41,199
Reading International, Inc., Class A*	2,172	9,274
Rentrak Corp.*	667	14,374
Scholastic Corp.	1,972	55,216
Sinclair Broadcast Group, Inc., Class A*	3,958	20,107
Valassis Communications, Inc.*	3,979	110,736
World Wrestling Entertainment, Inc., Class A	2,017	34,894

		940,201

Multiline Retail (0.3%)
99 Cents Only Stores*	3,590	58,517
Dillard’s, Inc., Class A	4,013	94,707
Fred’s, Inc., Class A	3,558	42,625
Retail Ventures, Inc.*	1,767	16,804
Saks, Inc.*	10,549	90,721
Tuesday Morning Corp.*	2,813	18,538

		321,912

Specialty Retail (2.5%)
America’s Car-Mart, Inc.*	694	16,739
AnnTaylor Stores Corp.*	4,860	100,602
Asbury Automotive Group, Inc.*	2,829	37,626
bebe Stores, Inc.	1,620	14,418
Big 5 Sporting Goods Corp.	1,936	29,466
Books-A-Million, Inc.	801	5,799
Borders Group, Inc.*	4,904	8,435
Brown Shoe Co., Inc.	3,535	54,722
Buckle, Inc.	2,156	79,255
Build-A-Bear Workshop, Inc.*	1,429	10,175
Cabela’s, Inc.*	3,403	59,519
Cato Corp., Class A	2,067	44,317
Charming Shoppes, Inc.*	9,009	49,189
Children’s Place Retail Stores, Inc.* .	1,864	83,041
Christopher & Banks Corp.	2,596	20,768
Citi Trends, Inc.*	1,277	41,426
Coldwater Creek, Inc.*	4,984	34,589
Collective Brands, Inc.*	5,102	116,020
Conn’s, Inc.*	1,133	8,871
Destination Maternity Corp.*	281	7,211
Dress Barn, Inc.*	4,927	128,890
DSW, Inc., Class A*	1,087	27,751
Finish Line, Inc., Class A	3,603	58,801
Genesco, Inc.*	1,729	53,616
Group 1 Automotive, Inc.*	2,042	65,058
Gymboree Corp.*	2,435	125,719
Haverty Furniture Cos., Inc.	1,198	19,551
hhgregg, Inc.*	900	22,716
Hibbett Sports, Inc.*	2,476	63,336
HOT Topic, Inc.*	4,003	26,020
J. Crew Group, Inc.*	4,033	185,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Jo-Ann Stores, Inc.*	2,229	$93,573
JoS. A. Bank Clothiers, Inc.*	1,403	76,674
Kirkland’s, Inc.*	1,138	23,898
Lithia Motors, Inc., Class A*	2,034	13,018
Lumber Liquidators Holdings, Inc.* .	1,059	28,244
Men’s Wearhouse, Inc.	4,370	104,618
Midas, Inc.*	1,430	16,130
Monro Muffler Brake, Inc.	1,469	52,531
New York & Co., Inc.*	1,439	6,893
OfficeMax, Inc.*	6,334	104,004
Pacific Sunwear of California, Inc.*	5,796	30,777
PEP Boys-Manny, Moe & Jack	3,661	36,793
Pier 1 Imports, Inc.*	9,714	61,878
Rent-A-Center, Inc.*	5,522	130,595
REX Stores Corp.*	667	10,805
Rue21, Inc.*	448	15,532
Sally Beauty Holdings, Inc.*	7,241	64,590
Shoe Carnival, Inc.*	676	15,453
Sonic Automotive, Inc., Class A*	2,283	25,113
Stage Stores, Inc.	2,869	44,154
Stein Mart, Inc.*	1,803	16,281
Syms Corp.*	255	2,540
Systemax, Inc.	689	14,979
Talbots, Inc.*	2,153	27,903
Tractor Supply Co.	2,828	164,165
Ulta Salon Cosmetics & Fragrance, Inc.*	2,109	47,706
Vitamin Shoppe, Inc.*	591	13,268
West Marine, Inc.*	1,464	15,884
Wet Seal, Inc., Class A*	8,482	40,374
Zale Corp.*	2,899	7,943
Zumiez, Inc.*	1,784	36,554

		2,941,631

Textiles, Apparel & Luxury Goods (1.7%)
American Apparel, Inc.*	1,822	5,521
Carter’s, Inc.*	4,697	141,615
Cherokee, Inc.	820	14,760
Columbia Sportswear Co.	850	44,651
Crocs, Inc.*	7,073	62,030
Deckers Outdoor Corp.*	1,086	149,868
Fossil, Inc.*	3,719	140,355
Fuqi International, Inc.*	1,131	12,328
G-III Apparel Group Ltd.*	1,082	29,820
Iconix Brand Group, Inc.*	5,586	85,801
Jones Apparel Group, Inc.	6,810	129,526
Kenneth Cole Productions, Inc., Class A*	874	11,196
K-Swiss, Inc., Class A*	1,816	18,995
Liz Claiborne, Inc.*	8,038	59,722
Lululemon Athletica, Inc.*	3,218	133,547
Maidenform Brands, Inc.*	1,678	36,664
Movado Group, Inc.*	1,522	17,168
Oxford Industries, Inc.	904	18,378
Perry Ellis International, Inc.*	867	19,638
Quiksilver, Inc.*	9,821	46,453
Skechers U.S.A., Inc., Class A*	2,761	100,280
Steven Madden Ltd.*	1,333	65,050
Timberland Co., Class A*	3,365	71,809
True Religion Apparel, Inc.*	2,137	64,879
Under Armour, Inc., Class A*	2,804	82,466
Unifi, Inc.*	3,013	10,967
UniFirst Corp.	1,222	62,933
Volcom, Inc.*	1,333	26,020
Warnaco Group, Inc.*	3,792	180,916
Weyco Group, Inc.	399	9,385
Wolverine World Wide, Inc.	3,866	$112,733

		1,965,474

Total Consumer Discretionary		12,373,443

Consumer Staples (2.3%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	784	40,972
Coca-Cola Bottling Co. Consolidated	328	19,240
Heckmann Corp.*	6,674	38,709
National Beverage Corp.	582	6,472

		105,393

Food & Staples Retailing (0.6%)
Andersons, Inc.	1,565	52,396
Arden Group, Inc., Class A	56	5,952
Casey’s General Stores, Inc.	4,202	131,943
Diedrich Coffee, Inc.*	163	5,672
Great Atlantic & Pacific Tea Co., Inc.*	3,058	23,455
Ingles Markets, Inc., Class A	1,288	19,359
Nash Finch Co.	1,144	38,496
Pantry, Inc.*	2,070	25,854
Pricesmart, Inc.	1,116	25,947
Ruddick Corp.	3,611	114,252
Spartan Stores, Inc.	2,083	30,037
Susser Holdings Corp.*	405	3,422
United Natural Foods, Inc.*	3,365	94,657
Village Super Market, Inc., Class A	528	14,800
Weis Markets, Inc.	784	28,506
Winn-Dixie Stores, Inc.*	4,463	55,743

		670,491

Food Products (1.0%)
AgFeed Industries, Inc.*	3,086	13,548
Alico, Inc.	205	5,176
American Dairy, Inc.*	907	17,369
American Italian Pasta Co., Class A*	1,793	69,694
B&G Foods, Inc., Class A	3,501	36,690
Calavo Growers, Inc.	1,054	19,225
Cal-Maine Foods, Inc.	990	33,551
Chiquita Brands International, Inc.*	3,776	59,396
Darling International, Inc.*	6,327	56,690
Diamond Foods, Inc.	1,670	70,207
Dole Food Co., Inc.*	2,598	30,786
Farmer Bros Co.	361	6,765
Fresh Del Monte Produce, Inc.*	3,148	63,747
Griffin Land & Nurseries, Inc.	222	6,449
Hain Celestial Group, Inc.*	3,514	60,968
Harbinger Group, Inc.*	295	1,997
HQ Sustainable Maritime Industries, Inc.*	1,264	7,584
Imperial Sugar Co.	1,150	17,836
J&J Snack Foods Corp.	1,063	46,209
Lancaster Colony Corp.	1,625	95,810
Lance, Inc.	2,086	48,249
Lifeway Foods, Inc.*	226	2,683
Omega Protein Corp.*	1,797	10,333
Overhill Farms, Inc.*	847	4,938
Sanderson Farms, Inc.	1,724	92,424
Seneca Foods Corp., Class A*	887	25,829
Smart Balance, Inc.*	5,544	35,925
Synutra International, Inc.*	1,334	30,162
Tootsie Roll Industries, Inc.	1,882	50,858
TreeHouse Foods, Inc.*	2,716	119,151
Zhongpin, Inc.*	2,158	27,407

		1,167,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	809	$8,074
Central Garden & Pet Co., Class A*	4,505	41,266
Oil-Dri Corp. of America	636	12,294
Orchids Paper Products Co.*	643	10,577
WD-40 Co.	1,466	48,129

		120,340

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	5,597	22,836
China Sky One Medical, Inc.*	1,003	15,757
China-Biotics, Inc.*	1,111	19,898
Elizabeth Arden, Inc.*	2,119	38,142
Female Health Co.	1,669	11,967
Inter Parfums, Inc.	934	13,842
Mannatech, Inc.	1,036	3,460
Medifast, Inc.*	1,157	29,075
Nu Skin Enterprises, Inc., Class A	4,134	120,299
Nutraceutical International Corp.*	658	9,831
Prestige Brands Holdings, Inc.*	3,123	28,107
Revlon, Inc., Class A*	1,434	21,295
Schiff Nutrition International, Inc.	1,257	10,282
USANA Health Sciences, Inc.*	405	12,721

		357,512

Tobacco (0.2%)
Alliance One International, Inc.*	7,661	38,995
Star Scientific, Inc.*	5,539	14,125
Universal Corp.	2,102	110,754
Vector Group Ltd.	3,419	52,755

		216,629

Total Consumer Staples		2,638,021

Energy (3.5%)
Energy Equipment & Services (1.1%)
Allis-Chalmers Energy, Inc.*	4,208	14,896
Basic Energy Services, Inc.*	2,122	16,361
Bolt Technology Corp.*	957	10,824
Boots & Coots, Inc.*	5,081	12,347
Bristow Group, Inc.*	2,824	106,550
Bronco Drilling Co., Inc.*	2,419	11,369
Cal Dive International, Inc.*	3,253	23,844
CARBO Ceramics, Inc.	1,507	93,946
Complete Production Services, Inc.*	4,565	52,726
Dawson Geophysical Co.*	745	21,784
Dril-Quip, Inc.*	2,422	147,354
ENGlobal Corp.*	1,089	3,017
Geokinetics, Inc.*	951	6,857
Global Industries Ltd.*	8,482	54,454
Gulf Island Fabrication, Inc.	841	18,292
Gulfmark Offshore, Inc., Class A*	1,725	45,799
Hercules Offshore, Inc.*	9,879	42,578
Hornbeck Offshore Services, Inc.*	2,030	37,697
ION Geophysical Corp.*	8,133	40,014
Key Energy Services, Inc.*	10,351	98,852
Lufkin Industries, Inc.	1,250	98,938
Matrix Service Co.*	1,869	20,110
Natural Gas Services Group, Inc.*	1,162	18,441
Newpark Resources, Inc.*	6,704	35,196
OYO Geospace Corp.*	273	13,052
Parker Drilling Co.*	8,916	43,956
PHI, Inc.*	928	19,655
Pioneer Drilling Co.*	4,116	28,977
RPC, Inc.	2,004	22,305
Sulphco, Inc.*	2,972	862
Superior Well Services, Inc.*	1,602	21,435
T-3 Energy Services, Inc.*	916	$22,497
TETRA Technologies, Inc.*	5,868	71,707
TGC Industries, Inc.*	931	3,761
Union Drilling, Inc.*	457	2,815
Vantage Drilling Co.*	4,615	6,830
Willbros Group, Inc.*	3,041	36,522

		1,326,620

Oil, Gas & Consumable Fuels (2.4%)
Alon USA Energy, Inc.	291	2,110
Apco Oil and Gas International, Inc.	613	16,588
Approach Resources, Inc.*	559	5,076
Arena Resources, Inc.*	3,029	101,169
Atlas Energy, Inc.*	5,390	167,737
ATP Oil & Gas Corp.*	3,358	63,164
Berry Petroleum Co., Class A	4,009	112,893
Bill Barrett Corp.*	3,255	99,961
BPZ Resources, Inc.*	7,247	53,265
Brigham Exploration Co.*	8,190	130,631
Carrizo Oil & Gas, Inc.*	2,390	54,851
Cheniere Energy, Inc.*	5,441	16,813
Clayton Williams Energy, Inc.*	409	14,307
Clean Energy Fuels Corp.*	3,020	68,796
Cloud Peak Energy, Inc.*	2,684	44,662
Contango Oil & Gas Co.*	912	46,649
CREDO Petroleum Corp.*	261	2,581
Crosstex Energy, Inc.*	3,577	31,084
Cubic Energy, Inc.*	3,170	3,360
CVR Energy, Inc.*	1,587	13,886
Delek U.S. Holdings, Inc.	1,221	8,889
Delta Petroleum Corp.*	16,283	22,959
DHT Holdings, Inc.	4,791	18,781
Endeavour International Corp.*	11,324	14,381
Evergreen Energy, Inc.*	3,812	686
FX Energy, Inc.*	4,415	15,143
General Maritime Corp.	4,395	31,600
GeoResources, Inc.*	502	7,666
GMX Resources, Inc.*	2,828	23,246
Golar LNG Ltd.*	2,349	27,483
Goodrich Petroleum Corp.*	2,163	33,829
Gran Tierra Energy, Inc.*	16,179	95,456
Green Plains Renewable Energy, Inc.*	766	10,931
Gulfport Energy Corp.*	1,873	21,053
Harvest Natural Resources, Inc.*	2,323	17,492
International Coal Group, Inc.*	9,041	41,317
Isramco, Inc.*	50	3,278
James River Coal Co.*	2,394	38,065
Knightsbridge Tankers Ltd.	1,627	27,561
McMoRan Exploration Co.*	6,417	93,881
Nordic American Tanker Shipping Ltd.	3,935	119,112
Northern Oil and Gas, Inc.*	2,710	42,954
Oilsands Quest, Inc.*	9,015	6,664
Panhandle Oil and Gas, Inc., Class A	570	13,469
Patriot Coal Corp.*	6,101	124,826
Penn Virginia Corp.	3,829	93,811
Petroleum Development Corp.*	1,701	39,412
PetroQuest Energy, Inc.*	4,663	23,455
Rex Energy Corp.*	2,632	29,979
Rosetta Resources, Inc.*	4,364	102,772
Ship Finance International Ltd.	3,394	60,277
Stone Energy Corp.*	3,530	62,658
Swift Energy Co.*	3,153	96,923
Syntroleum Corp.*	4,829	10,237
Teekay Tankers Ltd., Class A	1,170	14,707
Toreador Resources Corp.*	2,058	16,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Uranerz Energy Corp.*	3,028	$5,632
Uranium Energy Corp.*	3,934	12,667
USEC, Inc.*	8,571	49,455
VAALCO Energy, Inc.*	4,199	20,743
Venoco, Inc.*	1,269	16,281
W&T Offshore, Inc.	2,506	21,050
Warren Resources, Inc.*	6,849	17,259
Western Refining, Inc.*	2,786	15,323
Westmoreland Coal Co.*	1,049	13,238
World Fuel Services Corp.	4,915	130,936
Zion Oil & Gas, Inc.*	1,599	9,898

		2,773,852

Total Energy		4,100,472

Financials (15.0%)
Capital Markets (1.8%)
Allied Capital Corp.*	13,922	69,192
American Capital Ltd.*	22,407	113,828
Apollo Investment Corp.	14,100	179,493
Ares Capital Corp.	10,432	154,811
Artio Global Investors, Inc.	2,389	59,104
BGC Partners, Inc., Class A	3,281	20,047
BlackRock Kelso Capital Corp.	721	7,181
Broadpoint Gleacher Securities, Inc.*	4,483	17,932
Calamos Asset Management, Inc., Class A	1,786	25,611
Capital Southwest Corp.	286	25,992
Cohen & Steers, Inc.	1,261	31,475
Cowen Group, Inc., Class A*	1,299	7,352
Diamond Hill Investment Group, Inc.	234	16,052
Duff & Phelps Corp., Class A	1,150	19,251
E*TRADE Financial Corp.*	125,453	206,997
Epoch Holding Corp.	796	8,987
Evercore Partners, Inc., Class A	1,092	32,760
FBR Capital Markets Corp.*	2,070	9,418
Fifth Street Finance Corp.	3,519	40,856
GAMCO Investors, Inc., Class A	504	22,932
GFI Group, Inc.	4,810	27,802
Gladstone Capital Corp.	1,998	23,576
Gladstone Investment Corp.	2,321	13,880
Harris & Harris Group, Inc.*	3,159	14,563
Hercules Technology Growth Capital, Inc.	2,508	26,560
International Assets Holding Corp.*	889	13,308
JMP Group, Inc.	873	7,420
KBW, Inc.*	2,701	72,657
Knight Capital Group, Inc., Class A*	7,796	118,889
Kohlberg Capital Corp.	2,015	11,405
LaBranche & Co., Inc.*	3,308	17,400
Main Street Capital Corp.	1,048	16,359
MCG Capital Corp.*	5,063	26,378
MF Global Holdings Ltd.*	8,181	66,021
MVC Capital, Inc.	1,503	20,396
NGP Capital Resources Co.	1,419	12,090
Oppenheimer Holdings, Inc., Class A	622	15,867
optionsXpress Holdings, Inc.*	3,224	52,519
PennantPark Investment Corp.	2,386	24,719
Penson Worldwide, Inc.*	1,467	14,773
Piper Jaffray Cos., Inc.*	1,681	67,744
Prospect Capital Corp.	5,437	66,060
Pzena Investment Management, Inc., Class A*	968	7,386
Riskmetrics Group, Inc.*	1,621	36,651
Safeguard Scientifics, Inc.*	1,888	24,544
Sanders Morris Harris Group, Inc.	1,160	7,180
Solar Capital Ltd.	506	$10,697
Stifel Financial Corp.*	2,496	134,160
SWS Group, Inc.	2,616	30,162
Thomas Weisel Partners Group, Inc.*	1,737	6,809
TICC Capital Corp.	2,719	17,918
TradeStation Group, Inc.*	3,260	22,853
Triangle Capital Corp.	1,128	15,837
U.S. Global Investors, Inc., Class A	1,301	12,867
Virtus Investment Partners, Inc.*	345	7,190
Westwood Holdings Group, Inc.	354	13,027

		2,146,938

Commercial Banks (4.5%)
1st Source Corp.	968	16,988
Alliance Financial Corp./New York	477	14,062
American National Bankshares, Inc.	561	11,304
Ameris Bancorp	1,448	13,076
Ames National Corp.	351	7,038
Arrow Financial Corp.	607	16,322
Auburn National Bancorp., Inc.	187	3,862
BancFirst Corp.	432	18,105
Banco Latinoamericano de Comercio Exterior S.A.	2,511	36,058
Bancorp Rhode Island, Inc.	441	12,061
Bancorp, Inc./Delaware*	1,660	14,774
Bank of Kentucky Financial Corp.	58	1,157
Bank of Marin Bancorp/California	295	9,759
Bank of the Ozarks, Inc.	1,175	41,348
Banner Corp.	2,310	8,870
Bar Harbor Bankshares	447	13,634
Boston Private Financial Holdings, Inc.	5,848	43,100
Bridge Bancorp, Inc.	331	7,745
Bryn Mawr Bank Corp.	798	14,484
Camden National Corp.	495	15,894
Cape Bancorp, Inc.*	1,092	8,812
Capital City Bank Group, Inc.	718	10,232
Cardinal Financial Corp.	1,894	20,228
Cathay General Bancorp	6,634	77,286
Center Bancorp, Inc.	630	5,235
Centerstate Banks, Inc.	1,405	17,211
Central Pacific Financial Corp.*	3,937	6,614
Century Bancorp, Inc./Massachusetts, Class A	457	8,774
Chemical Financial Corp.	1,542	36,422
Chicopee Bancorp, Inc.*	403	5,118
Citizens & Northern Corp.	736	9,237
Citizens Holding Co.	211	5,207
Citizens Republic Bancorp, Inc.*	29,514	34,827
City Holding Co.	1,418	48,623
CNB Financial Corp./Pennsylvania	487	7,519
CoBiz Financial, Inc.	2,376	14,802
Columbia Banking System, Inc.	2,444	49,638
Community Bank System, Inc.	2,835	64,581
Community Trust Bancorp, Inc.	1,383	37,465
CVB Financial Corp.	7,272	72,211
Danvers Bancorp, Inc.	2,059	28,476
Eagle Bancorp, Inc.*	1,290	15,287
East West Bancorp, Inc.	8,976	156,362
Enterprise Bancorp, Inc./Massachusetts	229	2,796
Enterprise Financial Services Corp.	1,220	13,493
F.N.B. Corp./Pennsylvania	9,739	78,983
Farmers Capital Bank Corp.	354	3,034
Financial Institutions, Inc.	699	10,219
First Bancorp, Inc./Maine	448	7,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp/North Carolina	954	$12,898
First BanCorp/Puerto Rico	7,646	18,427
First Busey Corp.	3,592	15,877
First California Financial Group, Inc.*	199	525
First Commonwealth Financial Corp.	7,346	49,292
First Community Bancshares, Inc./Virginia	1,525	18,864
First Financial Bancorp	4,724	84,040
First Financial Bankshares, Inc.	1,621	83,563
First Financial Corp./Indiana	813	23,544
First Merchants Corp.	2,178	15,159
First Midwest Bancorp, Inc./Illinois	5,960	80,758
First of Long Island Corp.	280	6,748
First South Bancorp, Inc./North Carolina	357	4,463
FirstMerit Corp.	7,082	152,759
German American Bancorp, Inc.	675	10,213
Glacier Bancorp, Inc.	5,886	89,644
Great Southern Bancorp, Inc.	648	14,541
Guaranty Bancorp*	2,674	4,252
Hampton Roads Bankshares, Inc.	2,783	4,341
Hancock Holding Co.	2,209	92,358
Harleysville National Corp.	3,989	26,726
Heartland Financial USA, Inc.	825	13,175
Heritage Financial Corp./Washington*	490	7,394
Home Bancorp, Inc.*	1,028	14,392
Home Bancshares, Inc./Arkansas	1,578	41,722
IBERIABANK Corp.	2,180	130,822
Independent Bank Corp./Massachusetts	1,864	45,966
International Bancshares Corp.	4,168	95,822
Investors Bancorp, Inc.*	3,524	46,517
Lakeland Bancorp, Inc.	1,240	10,974
Lakeland Financial Corp.	1,510	28,766
MainSource Financial Group, Inc.	2,087	14,046
MB Financial, Inc.	3,922	88,363
Merchants Bancshares, Inc.	225	4,885
Metro Bancorp, Inc.*	1,021	14,059
Midsouth Bancorp, Inc.	312	5,148
Nara Bancorp, Inc.*	2,963	25,956
National Bankshares, Inc./Virginia	423	11,527
National Penn Bancshares, Inc.	10,763	74,265
NBT Bancorp, Inc.	2,608	59,593
Northfield Bancorp, Inc./New Jersey	1,297	18,781
Northrim BanCorp, Inc.	280	4,782
Norwood Financial Corp.	30	810
Ohio Valley Banc Corp.	232	4,997
Old National Bancorp/Indiana	7,409	88,538
Old Point Financial Corp.	183	2,701
Old Second Bancorp, Inc.	1,279	8,429
OmniAmerican Bancorp, Inc.*	891	10,273
Oriental Financial Group, Inc.	2,717	36,680
Orrstown Financial Services, Inc.	367	9,311
Pacific Capital Bancorp N.A.*	5,201	9,414
Pacific Continental Corp.	1,405	14,753
PacWest Bancorp	2,347	53,559
Park National Corp.	878	54,708
Peapack Gladstone Financial Corp.	508	7,981
Penns Woods Bancorp, Inc.	438	14,695
Peoples Bancorp, Inc./Ohio	1,027	16,925
Peoples Financial Corp./Mississippi	528	7,904
Pinnacle Financial Partners, Inc.*	2,893	43,713
Porter Bancorp, Inc.	152	1,991
Premierwest Bancorp*	6,894	3,102
PrivateBancorp, Inc.	4,472	61,266
Prosperity Bancshares, Inc.	3,833	$157,153
Renasant Corp.	1,968	31,842
Republic Bancorp, Inc./Kentucky, Class A	568	10,701
Republic First Bancorp, Inc.*	1,170	4,528
S&T Bancorp, Inc.	2,108	44,057
Sandy Spring Bancorp, Inc.	1,743	26,145
Santander BanCorp*	220	2,699
SCBT Financial Corp.	922	34,151
Shore Bancshares, Inc.	433	6,170
Sierra Bancorp	953	12,284
Signature Bank/New York*	3,399	125,933
Simmons First National Corp., Class A	1,506	41,520
Smithtown Bancorp, Inc.	1,722	7,112
South Financial Group, Inc.	13,818	9,552
Southside Bancshares, Inc.	976	21,052
Southwest Bancorp, Inc./Oklahoma	1,529	12,645
State Bancorp, Inc./New York	846	6,658
StellarOne Corp.	2,118	28,318
Sterling Bancorp/New York	1,956	19,658
Sterling Bancshares, Inc./Texas	8,447	47,134
Sterling Financial Corp./Washington*	2,966	1,691
Suffolk Bancorp	643	19,747
Sun Bancorp, Inc./New Jersey*	514	2,025
Susquehanna Bancshares, Inc.	10,113	99,209
SVB Financial Group*	3,408	159,017
SY Bancorp, Inc.	750	17,063
Texas Capital Bancshares, Inc.*	3,106	58,983
Tompkins Financial Corp.	631	23,019
Tower Bancorp, Inc.	525	14,054
TowneBank/Virginia	1,625	22,685
Trico Bancshares	919	18,288
Trustmark Corp.	5,324	130,065
UMB Financial Corp.	2,523	102,434
Umpqua Holdings Corp.	8,031	106,491
Union First Market Bankshares Corp.	1,827	27,588
United Bankshares, Inc.	3,252	85,267
United Community Banks, Inc./Georgia*	7,217	31,827
United Security Bancshares, Inc./Alabama	543	8,129
Univest Corp. of Pennsylvania	1,164	21,755
Washington Banking Co.	1,392	17,525
Washington Trust Bancorp, Inc.	909	16,944
Webster Financial Corp.	5,690	99,518
WesBanco, Inc.	1,635	26,585
West Bancorp, Inc.	719	4,731
Westamerica Bancorp	2,435	140,378
Western Alliance Bancorp*	4,142	23,568
Wilber Corp.	243	1,592
Wilshire Bancorp, Inc.	1,870	20,626
Wintrust Financial Corp.	2,340	87,071
Yadkin Valley Financial Corp.	703	3,023

		5,233,381

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	3,362	19,567
Cardtronics, Inc.*	877	11,024
Cash America International, Inc.	2,486	98,147
CompuCredit Holdings Corp.	1,513	7,807
Credit Acceptance Corp.*	423	17,445
Dollar Financial Corp.*	2,057	49,491
EZCORP, Inc., Class A*	3,826	78,816
First Cash Financial Services, Inc.*	2,023	43,636
First Marblehead Corp.*	4,099	11,641

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nelnet, Inc., Class A	1,425	$26,448
QC Holdings, Inc.	150	775
Rewards Network, Inc.	369	4,945
World Acceptance Corp.*	1,395	50,332

		420,074

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	792	4,997
Compass Diversified Holdings	1,707	26,049
Encore Capital Group, Inc.*	966	15,891
Life Partners Holdings, Inc.	751	16,650
MarketAxess Holdings, Inc.	2,352	36,997
Medallion Financial Corp.	1,705	13,572
NewStar Financial, Inc.*	1,885	12,026
PHH Corp.*	4,253	100,243
PICO Holdings, Inc.*	1,725	64,153
Portfolio Recovery Associates, Inc.*	1,317	72,264
Primus Guaranty Ltd.*	891	3,742
Resource America, Inc., Class A	1,587	7,617

		374,201

Insurance (2.2%)
Ambac Financial Group, Inc.*	9,139	5,089
American Equity Investment Life Holding Co.	5,025	53,516
American Physicians Capital, Inc.	832	26,582
American Physicians Service Group, Inc.	719	17,975
American Safety Insurance Holdings Ltd.*	1,004	16,656
AMERISAFE, Inc.*	1,827	29,908
Amtrust Financial Services, Inc.	1,573	21,943
Argo Group International Holdings Ltd.	2,643	86,135
Assured Guaranty Ltd.	9,913	217,789
Baldwin & Lyons, Inc., Class B	501	12,069
Citizens, Inc./Texas*	2,098	14,497
CNA Surety Corp.*	1,131	20,120
Conseco, Inc.*	20,750	129,065
Crawford & Co., Class B*	1,089	4,432
Delphi Financial Group, Inc., Class A	3,912	98,426
Donegal Group, Inc., Class A	681	9,881
Eastern Insurance Holdings, Inc.	331	3,356
eHealth, Inc.*	2,072	32,634
EMC Insurance Group, Inc.	226	5,090
Employers Holdings, Inc.	1,423	21,132
Enstar Group, Ltd.*	492	34,027
FBL Financial Group, Inc., Class A	933	22,840
First Acceptance Corp.*	720	1,469
First Mercury Financial Corp.	1,357	17,682
Flagstone Reinsurance Holdings Ltd.	2,843	32,581
FPIC Insurance Group, Inc.*	1,045	28,330
Greenlight Capital Reinsurance Ltd., Class A*	2,172	57,949
Hallmark Financial Services*	1,319	11,871
Harleysville Group, Inc.	957	32,308
Hilltop Holdings, Inc.*	3,643	42,805
Horace Mann Educators Corp.	3,502	52,740
Independence Holding Co.	496	4,707
Infinity Property & Casualty Corp.	1,222	55,528
Kansas City Life Insurance Co.	215	6,790
Maiden Holdings Ltd.	3,583	26,478
Max Capital Group Ltd.	3,599	82,741
Meadowbrook Insurance Group, Inc.	4,165	32,903
Mercer Insurance Group, Inc.	357	6,426
Montpelier Reinsurance Holdings Ltd.	6,054	101,768
National Financial Partners Corp.*	3,149	$44,401
National Interstate Corp.	296	6,130
National Western Life Insurance Co., Class A	160	29,496
Navigators Group, Inc.*	1,138	44,758
NYMAGIC, Inc.	583	12,377
Phoenix Cos., Inc.*	10,209	24,706
Platinum Underwriters Holdings Ltd.	4,270	158,332
PMA Capital Corp., Class A*	2,329	14,300
Presidential Life Corp.	1,483	14,786
ProAssurance Corp.*	2,625	153,667
RLI Corp.	1,600	91,232
Safety Insurance Group, Inc.	1,209	45,543
SeaBright Insurance Holdings, Inc.	2,200	24,222
Selective Insurance Group, Inc.	4,063	67,446
State Auto Financial Corp.	966	17,340
Stewart Information Services Corp.	1,631	22,508
Tower Group, Inc.	3,828	84,867
United America Indemnity Ltd., Class A*	2,762	26,432
United Fire & Casualty Co.	1,578	28,388
Universal Insurance Holdings, Inc.	1,764	8,926
Zenith National Insurance Corp.	2,923	112,009

		2,510,104

Real Estate Investment Trusts (REITs) (4.7%)
Acadia Realty Trust (REIT)	2,998	53,544
Agree Realty Corp. (REIT)	411	9,395
Alexander’s, Inc. (REIT)*	154	46,066
American Campus Communities, Inc. (REIT)	4,409	121,953
American Capital Agency Corp. (REIT)	1,462	37,427
Anworth Mortgage Asset Corp. (REIT)	9,981	67,272
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,103	19,865
Ashford Hospitality Trust, Inc. (REIT)*	4,216	30,229
Associated Estates Realty Corp. (REIT)	1,579	21,774
BioMed Realty Trust, Inc. (REIT)	8,033	132,866
CapLease, Inc. (REIT)	3,863	21,440
Capstead Mortgage Corp. (REIT)	6,129	73,303
CBL & Associates Properties, Inc. (REIT)	11,044	151,303
Cedar Shopping Centers, Inc. (REIT)	3,195	25,272
Chesapeake Lodging Trust (REIT)*	713	13,882
Cogdell Spencer, Inc. (REIT)	3,070	22,718
Colonial Properties Trust (REIT)	5,140	66,203
Colony Financial, Inc. (REIT)	1,095	21,900
Cousins Properties, Inc. (REIT)	6,619	55,008
CreXus Investment Corp. (REIT)	1,132	15,135
Cypress Sharpridge Investments, Inc. (REIT)	1,038	13,888
DCT Industrial Trust, Inc. (REIT)	16,521	86,405
Developers Diversified Realty Corp. (REIT)	16,739	203,714
DiamondRock Hospitality Co. (REIT)*	10,569	106,853
DuPont Fabros Technology, Inc. (REIT)	2,002	43,223
Dynex Capital, Inc. (REIT)	1,559	14,031
EastGroup Properties, Inc. (REIT)	2,220	83,783
Education Realty Trust, Inc. (REIT)	5,403	31,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Entertainment Properties Trust (REIT)	3,446	$141,734
Equity Lifestyle Properties, Inc. (REIT)	2,141	115,357
Equity One, Inc. (REIT)	2,590	48,925
Extra Space Storage, Inc. (REIT)	6,696	84,905
FelCor Lodging Trust, Inc. (REIT)*	5,930	33,801
First Industrial Realty Trust, Inc. (REIT)*	4,858	37,698
First Potomac Realty Trust (REIT)	2,819	42,370
Franklin Street Properties Corp. (REIT)	5,158	74,430
Getty Realty Corp. (REIT)	1,246	29,156
Gladstone Commercial Corp. (REIT)	1,059	15,303
Glimcher Realty Trust (REIT)	5,912	29,974
Government Properties Income Trust (REIT)	1,563	40,654
Gramercy Capital Corp./New York (REIT)*	2,858	7,974
Hatteras Financial Corp. (REIT)	3,135	80,789
Healthcare Realty Trust, Inc. (REIT)	5,020	116,916
Hersha Hospitality Trust (REIT)	9,174	47,521
Highwoods Properties, Inc. (REIT)	5,727	181,718
Home Properties, Inc. (REIT)	2,915	136,422
Inland Real Estate Corp. (REIT)	5,260	48,129
Invesco Mortgage Capital, Inc. (REIT)	1,590	36,570
Investors Real Estate Trust (REIT)	5,820	52,496
iStar Financial, Inc. (REIT)*	7,074	32,470
Kilroy Realty Corp. (REIT)	3,660	112,874
Kite Realty Group Trust (REIT)	3,094	14,635
LaSalle Hotel Properties (REIT)	5,011	116,756
Lexington Realty Trust (REIT)	7,400	48,174
LTC Properties, Inc. (REIT)	2,067	55,933
Medical Properties Trust, Inc. (REIT)	6,671	69,912
MFA Financial, Inc. (REIT)	23,518	173,093
Mid-America Apartment Communities, Inc. (REIT)	2,282	118,185
Mission West Properties, Inc. (REIT)	1,219	8,387
Monmouth Real Estate Investment Corp. (REIT), Class A	1,254	10,546
National Health Investors, Inc. (REIT)	2,004	77,675
National Retail Properties, Inc. (REIT)	6,692	152,778
NorthStar Realty Finance Corp. (REIT)	6,186	26,043
Omega Healthcare Investors, Inc. (REIT)	6,986	136,157
Parkway Properties, Inc./Maryland (REIT)	1,558	29,259
Pebblebrook Hotel Trust (REIT)*	1,625	34,174
Pennsylvania Real Estate Investment Trust (REIT)	3,468	43,246
Pennymac Mortgage Investment Trust (REIT)*	964	16,012
Post Properties, Inc. (REIT)	4,159	91,581
Potlatch Corp. (REIT)	3,119	109,290
PS Business Parks, Inc. (REIT)	1,375	73,425
RAIT Financial Trust (REIT)*	5,490	10,870
Ramco-Gershenson Properties Trust (REIT)	2,565	28,882
Redwood Trust, Inc. (REIT)	6,624	102,142
Resource Capital Corp. (REIT)	3,038	20,537
Saul Centers, Inc. (REIT)	414	17,140
Sovran Self Storage, Inc. (REIT)	2,116	73,764
Strategic Hotels & Resorts, Inc. (REIT)*	6,900	$29,325
Sun Communities, Inc. (REIT)	1,586	39,967
Sunstone Hotel Investors, Inc. (REIT)*	7,688	85,875
Tanger Factory Outlet Centers (REIT)	3,379	145,838
Terreno Realty Corp. (REIT)*	789	15,567
UMH Properties, Inc. (REIT)	291	2,377
Universal Health Realty Income Trust (REIT)	1,045	36,930
Urstadt Biddle Properties, Inc. (REIT), Class A	831	13,138
U-Store-It Trust (REIT)	6,017	43,322
Walter Investment Management Corp. (REIT)	2,194	35,104
Washington Real Estate Investment Trust (REIT)	4,609	140,805
Winthrop Realty Trust (REIT)	1,611	19,396

		5,403,891

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	124	1,333
Avatar Holdings, Inc.*	805	17,501
China Housing & Land Development, Inc.*	3,131	11,898
Consolidated-Tomoka Land Co.	337	10,619
Forestar Group, Inc.*	2,792	52,713
Tejon Ranch Co.*	762	23,256

		117,320

Thrifts & Mortgage Finance (1.0%)
Abington Bancorp, Inc.	2,301	18,178
Astoria Financial Corp.	7,208	104,516
Bank Mutual Corp.	4,420	28,730
BankFinancial Corp.	1,339	12,279
Beneficial Mutual Bancorp, Inc.*	2,241	21,245
Berkshire Hills Bancorp, Inc.	1,303	23,884
Brookline Bancorp, Inc.	5,175	55,062
Brooklyn Federal Bancorp, Inc.	199	1,672
Clifton Savings Bancorp, Inc.	445	4,125
Dime Community Bancshares, Inc.	2,428	30,666
Doral Financial Corp.*	150	646
ESB Financial Corp.	444	5,723
ESSA Bancorp, Inc.	1,568	19,663
First Defiance Financial Corp.	406	4,109
First Financial Holdings, Inc.	1,507	22,695
First Financial Northwest, Inc.	927	6,331
First Financial Service Corp.	214	1,872
Flagstar Bancorp, Inc.*	5,874	3,524
Flushing Financial Corp.	2,157	27,308
Fox Chase Bancorp, Inc.*	237	2,562
Home Federal Bancorp, Inc./Idaho	1,650	23,941
Kearny Financial Corp.	1,080	11,264
Kentucky First Federal Bancorp	49	514
K-Fed Bancorp	216	1,927
Legacy Bancorp., Inc./Massachusetts	936	8,883
Meridian Interstate Bancorp, Inc.*	453	4,711
MGIC Investment Corp.*	10,450	114,637
NASB Financial, Inc.	241	5,572
NewAlliance Bancshares, Inc.	8,638	109,012
Northeast Community Bancorp, Inc.	246	1,769
Northwest Bancshares, Inc.	3,485	40,914
OceanFirst Financial Corp.	1,444	16,404
Ocwen Financial Corp.*	4,937	54,751
Oritani Financial Corp.	571	9,176

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
PMI Group, Inc.*	6,645	$36,016
Provident Financial Services, Inc.	5,200	61,880
Provident New York Bancorp	2,362	22,392
Prudential Bancorp, Inc. of Pennsylvania	211	1,781
Radian Group, Inc.	6,446	100,815
Rockville Financial, Inc.	352	4,291
Roma Financial Corp.	354	4,439
Territorial Bancorp, Inc.	1,200	22,836
Tree.com, Inc.*	675	6,176
TrustCo Bank Corp. NY/New York	5,573	34,385
United Financial Bancorp, Inc.	1,632	22,815
ViewPoint Financial Group	554	8,980
Waterstone Financial, Inc.*	265	959
Westfield Financial, Inc.	2,998	27,552
WSFS Financial Corp.	680	26,520

		1,180,102

Total Financials		17,386,011

Health Care (10.2%)
Biotechnology (2.8%)
Acorda Therapeutics, Inc.*	3,010	102,942
Affymax, Inc.*	1,287	30,154
Alkermes, Inc.*	7,916	102,671
Allos Therapeutics, Inc.*	6,258	46,497
Alnylam Pharmaceuticals, Inc.*	2,762	47,009
AMAG Pharmaceuticals, Inc.*	1,774	61,930
Amicus Therapeutics, Inc.*	731	2,332
Arena Pharmaceuticals, Inc.*	8,335	25,839
ARIAD Pharmaceuticals, Inc.*	9,557	32,494
ArQule, Inc.*	2,670	15,379
Array BioPharma, Inc.*	3,856	10,565
AVI BioPharma, Inc.*	9,492	11,296
BioCryst Pharmaceuticals, Inc.*	2,358	15,492
Biospecifics Technologies Corp.*	216	5,994
Cardium Therapeutics, Inc.*	1,810	797
Celera Corp.*	7,064	50,154
Cell Therapeutics, Inc.*	50,316	27,206
Celldex Therapeutics, Inc.*	2,463	15,123
Cepheid, Inc.*	4,862	84,988
Chelsea Therapeutics International, Inc.*	2,993	10,625
Clinical Data, Inc.*	940	18,236
Cubist Pharmaceuticals, Inc.*	4,793	108,034
Curis, Inc.*	5,143	15,789
Cytokinetics, Inc.*	2,810	8,992
Cytori Therapeutics, Inc.*	2,731	12,453
Dyax Corp.*	5,162	17,602
Emergent Biosolutions, Inc.*	1,135	19,057
Enzon Pharmaceuticals, Inc.*	4,489	45,698
Exelixis, Inc.*	8,265	50,169
Facet Biotech Corp.*	1,888	50,957
Genomic Health, Inc.*	1,027	18,065
Geron Corp.*	7,692	43,691
GTx, Inc.*	967	3,230
Halozyme Therapeutics, Inc.*	5,117	40,885
Hemispherx Biopharma, Inc.*	6,465	4,784
Human Genome Sciences, Inc.*	14,832	447,926
Idenix Pharmaceuticals, Inc.*	1,690	4,766
Idera Pharmaceuticals, Inc.*	1,275	7,918
Immunogen, Inc.*	4,970	40,207
Immunomedics, Inc.*	5,942	19,727
Incyte Corp.*	7,220	100,791
Infinity Pharmaceuticals, Inc.*	1,063	6,484
Insmed, Inc.*	12,358	14,582
InterMune, Inc.*	3,656	$162,948
Isis Pharmaceuticals, Inc.*	7,280	79,498
Lexicon Pharmaceuticals, Inc.*	11,382	16,845
Ligand Pharmaceuticals, Inc., Class B*	7,863	13,760
MannKind Corp.*	4,954	32,498
Martek Biosciences Corp.*	2,844	64,018
Maxygen, Inc.*	2,264	14,875
Medivation, Inc.*	2,272	23,833
Metabolix, Inc.*	1,598	19,464
Micromet, Inc.*	5,147	41,588
Molecular Insight Pharmaceuticals, Inc.*	715	937
Momenta Pharmaceuticals, Inc.*	3,355	50,224
Myriad Pharmaceuticals, Inc.*	2,433	10,997
Nabi Biopharmaceuticals*	3,754	20,534
Nanosphere, Inc.*	506	2,424
Neurocrine Biosciences, Inc.*	3,574	9,114
NeurogesX, Inc.*	566	5,320
Novavax, Inc.*	6,885	15,904
NPS Pharmaceuticals, Inc.*	3,386	17,065
Omeros Corp.*	144	1,014
OncoGenex Pharmaceutical, Inc.*	476	9,772
Onyx Pharmaceuticals, Inc.*	5,112	154,791
Opko Health, Inc.*	2,385	4,722
Orexigen Therapeutics, Inc.*	2,547	15,002
Osiris Therapeutics, Inc.*	1,152	8,525
OXiGENE, Inc.*	1,483	1,824
PDL BioPharma, Inc.	10,201	63,348
Pharmasset, Inc.*	1,702	45,614
Poniard Pharmaceuticals, Inc.*	3,805	4,376
Progenics Pharmaceuticals, Inc.*	1,644	8,763
Protalix BioTherapeutics, Inc.*	2,589	16,984
Regeneron Pharmaceuticals, Inc.*	5,026	133,139
Repligen Corp.*	3,304	13,414
Rigel Pharmaceuticals, Inc.*	4,346	34,638
Sangamo BioSciences, Inc.*	3,148	17,062
Savient Pharmaceuticals, Inc.*	5,608	81,036
Sciclone Pharmaceuticals, Inc.*	3,580	12,637
Seattle Genetics, Inc.*	6,465	77,192
SIGA Technologies, Inc.*	2,840	18,829
Spectrum Pharmaceuticals, Inc.*	4,036	18,606
StemCells, Inc.*	11,653	13,518
Synta Pharmaceuticals Corp.*	1,924	8,292
Theravance, Inc.*	5,439	72,448
Vanda Pharmaceuticals, Inc.*	2,379	27,454
Vical, Inc.*	4,183	14,055
ZymoGenetics, Inc.*	3,338	19,127

		3,297,558

Health Care Equipment & Supplies (2.6%)
Abaxis, Inc.*	1,653	44,945
ABIOMED, Inc.*	2,233	23,067
Accuray, Inc.*	2,821	17,180
AGA Medical Holdings, Inc.*	921	14,966
Align Technology, Inc.*	4,594	88,848
Alphatec Holdings, Inc.*	2,259	14,390
American Medical Systems Holdings, Inc.*	6,171	114,657
Analogic Corp.	1,131	48,328
AngioDynamics, Inc.*	1,774	27,710
Atrion Corp.	100	14,304
ATS Medical, Inc.*	3,884	10,098
Bovie Medical Corp.*	972	6,075
Cantel Medical Corp.	1,179	23,403
Cardiac Science Corp.*	2,743	5,129
Cardiovascular Systems, Inc.*	442	2,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Conceptus, Inc.*	2,647	$52,834
CONMED Corp.*	2,196	52,287
CryoLife, Inc.*	2,070	13,393
Cutera, Inc.*	1,398	14,497
Cyberonics, Inc.*	2,385	45,697
Cynosure, Inc., Class A*	507	5,699
Delcath Systems, Inc.*	2,922	23,668
DexCom, Inc.*	4,343	42,257
Electro-Optical Sciences, Inc.*	2,056	15,255
Endologix, Inc.*	3,376	13,639
EnteroMedics, Inc.*	969	494
ev3, Inc.*	5,832	92,495
Exactech, Inc.*	475	9,961
Greatbatch, Inc.*	2,082	44,118
Haemonetics Corp.*	2,117	120,987
Hansen Medical, Inc.*	3,097	7,092
HeartWare International, Inc.*	498	22,146
ICU Medical, Inc.*	1,099	37,861
Immucor, Inc.*	5,556	124,399
Insulet Corp.*	2,713	40,939
Integra LifeSciences Holdings Corp.*	1,597	69,996
Invacare Corp.	2,494	66,191
IRIS International, Inc.*	1,209	12,344
Kensey Nash Corp.*	812	19,155
MAKO Surgical Corp.*	1,620	21,838
Masimo Corp.	3,998	106,147
Medical Action Industries, Inc.*	1,050	12,883
Meridian Bioscience, Inc.	3,485	70,989
Merit Medical Systems, Inc.*	2,056	31,354
Micrus Endovascular Corp.*	1,419	27,983
Natus Medical, Inc.*	2,047	32,568
Neogen Corp.*	1,477	37,073
NuVasive, Inc.*	3,076	139,035
NxStage Medical, Inc.*	1,635	18,721
OraSure Technologies, Inc.*	4,163	24,687
Orthofix International N.V.*	1,297	47,185
Orthovita, Inc.*	6,067	25,845
Palomar Medical Technologies, Inc.*	1,736	18,853
Quidel Corp.*	2,330	33,878
Rochester Medical Corp.*	582	7,461
Rockwell Medical Technologies, Inc.*	1,093	6,318
RTI Biologics, Inc.*	3,748	16,229
Sirona Dental Systems, Inc.*	1,281	48,716
Somanetics Corp.*	1,157	22,145
SonoSite, Inc.*	1,293	41,518
Spectranetics Corp.*	2,202	15,216
Stereotaxis, Inc.*	2,017	10,105
STERIS Corp.	4,842	162,982
SurModics, Inc.*	1,420	29,735
Symmetry Medical, Inc.*	3,220	32,329
Synovis Life Technologies, Inc.*	1,161	18,030
Thoratec Corp.*	4,446	148,719
TomoTherapy, Inc.*	3,070	10,469
TranS1, Inc.*	508	1,651
Utah Medical Products, Inc.	408	11,477
Vascular Solutions, Inc.*	963	8,657
Volcano Corp.*	4,048	97,800
West Pharmaceutical Services, Inc.	2,571	107,853
Wright Medical Group, Inc.*	3,295	58,552
Young Innovations, Inc.	315	8,870
Zoll Medical Corp.*	1,833	48,318

		2,965,040

Health Care Providers & Services (2.6%)
Air Methods Corp.*	1,013	34,442
Alliance HealthCare Services, Inc.*	1,563	8,784
Allied Healthcare International, Inc.*	2,692	$7,322
Almost Family, Inc.*	763	28,757
Amedisys, Inc.*	2,297	126,840
America Service Group, Inc.	930	14,964
American Caresource Holding, Inc.*	469	830
American Dental Partners, Inc.*	996	12,998
AMERIGROUP Corp.*	4,320	143,597
AMN Healthcare Services, Inc.*	2,980	26,224
Amsurg Corp.*	2,311	49,895
Assisted Living Concepts, Inc., Class A*	709	23,284
Bio-Reference Labs, Inc.*	1,081	47,532
BioScrip, Inc.*	2,822	22,520
Capital Senior Living Corp.*	1,302	6,849
CardioNet, Inc.*	2,279	17,434
Catalyst Health Solutions, Inc.*	3,099	128,237
Centene Corp.*	4,117	98,973
Chemed Corp.	1,932	105,062
Chindex International, Inc.*	882	10,416
Clarient, Inc.*	2,806	7,352
Continuecare Corp.*	2,972	10,996
Corvel Corp.*	484	17,303
Cross Country Healthcare, Inc.*	2,194	22,181
Emergency Medical Services Corp., Class A*	2,448	138,434
Emeritus Corp.*	1,482	30,159
Ensign Group, Inc.	1,152	19,964
Genoptix, Inc.*	1,503	53,341
Gentiva Health Services, Inc.*	2,236	63,234
Hanger Orthopedic Group, Inc.*	2,321	42,196
Health Grades, Inc.*	2,356	14,984
HealthSouth Corp.*	7,413	138,623
Healthspring, Inc.*	3,844	67,654
Healthways, Inc.*	2,556	41,075
HMS Holdings Corp.*	2,175	110,903
inVentiv Health, Inc.*	2,558	57,453
IPC The Hospitalist Co., Inc.*	1,201	42,167
Kindred Healthcare, Inc.*	3,414	61,623
Landauer, Inc.	697	45,458
LCA-Vision, Inc.*	1,813	15,084
LHC Group, Inc.*	1,372	46,003
Magellan Health Services, Inc.*	1,123	48,828
MedCath Corp.*	1,683	17,621
Metropolitan Health Networks, Inc.*	4,284	13,837
Molina Healthcare, Inc.*	1,285	32,343
MWI Veterinary Supply, Inc.*	789	31,876
National Healthcare Corp.	544	19,247
National Research Corp.	27	684
Nighthawk Radiology Holdings, Inc.*	1,182	3,759
NovaMed, Inc.*	982	3,339
Odyssey HealthCare, Inc.*	2,930	53,062
Owens & Minor, Inc.	3,461	160,556
PharMerica Corp.*	2,753	50,160
Providence Service Corp.*	1,121	17,028
PSS World Medical, Inc.*	4,977	117,009
Psychiatric Solutions, Inc.*	4,713	140,447
RadNet, Inc.*	1,533	4,875
RehabCare Group, Inc.*	2,146	58,521
Res-Care, Inc.*	2,408	28,872
Select Medical Holdings Corp.*	2,365	19,961
Skilled Healthcare Group, Inc., Class A*	2,290	14,129
Sun Healthcare Group, Inc.*	4,051	38,647
Sunrise Senior Living, Inc.*	4,600	23,552
Team Health Holdings, Inc.*	1,216	20,429

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Triple-S Management Corp., Class B*	1,471	$26,110
U.S. Physical Therapy, Inc.*	945	16,443
Universal American Corp.*	1,969	30,323
Virtual Radiologic Corp.*	265	2,915
WellCare Health Plans, Inc.*	3,414	101,737

		3,057,457

Health Care Technology (0.5%)
AMICAS, Inc.*	2,497	15,032
athenahealth, Inc.*	2,781	101,673
Computer Programs & Systems, Inc.	894	34,937
Eclipsys Corp.*	4,743	94,291
MedAssets, Inc.*	3,059	64,239
Medidata Solutions, Inc.*	788	11,978
MedQuist, Inc.	390	3,046
Merge Healthcare, Inc.*	1,749	3,620
Omnicell, Inc.*	2,424	34,009
Phase Forward, Inc.*	3,475	45,418
Quality Systems, Inc.	1,977	121,467
Transcend Services, Inc.*	817	13,276
Vital Images, Inc.*	1,380	22,315

		565,301

Life Sciences Tools & Services (0.6%)
Accelrys, Inc.*	2,284	14,069
Affymetrix, Inc.*	6,063	44,502
Albany Molecular Research, Inc.*	1,497	12,500
BioDelivery Sciences International, Inc.*	1,497	5,733
Bruker Corp.*	3,728	54,615
Cambrex Corp.*	2,993	12,122
Dionex Corp.*	1,384	103,496
Enzo Biochem, Inc.*	2,241	13,491
eResearchTechnology, Inc.*	3,937	27,205
Harvard Bioscience, Inc.*	2,508	9,706
Kendle International, Inc.*	1,347	23,546
Luminex Corp.*	3,152	53,048
PAREXEL International Corp.*	4,798	111,841
Sequenom, Inc.*	5,334	33,658
Varian, Inc.*	2,274	117,748

		637,280

Pharmaceuticals (1.1%)
Acura Pharmaceuticals, Inc.*	280	1,509
Adolor Corp.*	5,337	9,607
Akorn, Inc.*	3,268	5,000
Ardea Biosciences, Inc.*	1,314	23,994
ARYx Therapeutics, Inc.*	927	807
Auxilium Pharmaceuticals, Inc.*	3,840	119,654
AVANIR Pharmaceuticals, Inc., Class A*	5,204	12,073
Biodel, Inc.*	1,822	7,780
BioMimetic Therapeutics, Inc.*	1,041	13,689
BMP Sunstone Corp.*	1,963	9,933
Cadence Pharmaceuticals, Inc.*	1,720	15,704
Caraco Pharmaceutical Laboratories Ltd.*	466	2,791
Cornerstone Therapeutics, Inc.*	255	1,619
Cumberland Pharmaceuticals, Inc.*	448	4,717
Cypress Bioscience, Inc.*	3,562	17,454
Depomed, Inc.*	3,422	12,148
Discovery Laboratories, Inc.*	6,983	3,631
Durect Corp.*	6,060	18,241
Hi-Tech Pharmacal Co., Inc.*	809	17,911
Impax Laboratories, Inc.*	5,076	90,759
Inspire Pharmaceuticals, Inc.*	5,375	33,540
Ironwood Pharmaceuticals, Inc.*	1,489	20,131
ISTA Pharmaceuticals, Inc.*	2,048	$8,335
Javelin Pharmaceuticals, Inc.*	5,910	7,624
KV Pharmaceutical Co., Class A*	3,754	6,607
Lannett Co., Inc.*	405	1,721
MAP Pharmaceuticals, Inc.*	889	14,126
Matrixx Initiatives, Inc.*	1,338	6,784
Medicines Co.*	3,991	31,289
Medicis Pharmaceutical Corp., Class A	4,661	117,271
MiddleBrook Pharmaceuticals, Inc.*	1,630	489
Nektar Therapeutics*	7,320	111,337
Obagi Medical Products, Inc.*	1,158	14,104
Optimer Pharmaceuticals, Inc.*	2,596	31,879
Pain Therapeutics, Inc.*	3,316	20,791
Par Pharmaceutical Cos., Inc.*	2,942	72,962
Pozen, Inc.*	1,829	17,522
Questcor Pharmaceuticals, Inc.*	5,039	41,471
Repros Therapeutics, Inc.*	300	203
Salix Pharmaceuticals Ltd.*	4,417	164,533
Santarus, Inc.*	4,686	25,211
Sucampo Pharmaceuticals, Inc., Class A*	471	1,682
SuperGen, Inc.*	5,694	18,221
ViroPharma, Inc.*	6,449	87,900
Vivus, Inc.*	6,783	59,148
XenoPort, Inc.*	2,212	20,483

		1,324,385

Total Health Care		11,847,021

Industrials (10.8%)
Aerospace & Defense (1.3%)
AAR Corp.*	3,014	74,807
Aerovironment, Inc.*	1,183	30,888
American Science & Engineering, Inc.	794	59,487
Applied Signal Technology, Inc.	1,267	24,808
Argon ST, Inc.*	1,239	32,970
Ascent Solar Technologies, Inc.*	1,621	6,241
Astronics Corp.*	444	4,356
Ceradyne, Inc.*	2,264	51,370
Cubic Corp.	1,158	41,688
Curtiss-Wright Corp.	3,563	123,992
DigitalGlobe, Inc.*	1,039	29,040
Ducommun, Inc.	1,035	21,745
DynCorp International, Inc., Class A*	2,271	26,094
Esterline Technologies Corp.*	2,337	115,518
GenCorp, Inc.*	4,531	26,099
GeoEye, Inc.*	1,641	48,410
Global Defense Technology & Systems, Inc.*	546	7,316
HEICO Corp.	1,947	100,387
Herley Industries, Inc.*	870	12,754
Hexcel Corp.*	7,602	109,773
Ladish Co., Inc.*	1,119	22,559
LMI Aerospace, Inc.*	862	16,016
Moog, Inc., Class A*	3,577	126,697
Orbital Sciences Corp.*	4,780	90,868
Stanley, Inc.*	1,068	30,214
Taser International, Inc.*	5,429	31,814
Teledyne Technologies, Inc.*	2,833	116,918
Todd Shipyards Corp.	240	3,943
Triumph Group, Inc.	1,409	98,757

		1,485,529

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	3,569	12,028
Atlas Air Worldwide Holdings, Inc.*	1,624	86,153
Dynamex, Inc.*	592	10,182

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Forward Air Corp.	2,197	$57,781
Hub Group, Inc., Class A*	3,149	88,109
Pacer International, Inc.*	3,244	19,529

		273,782

Airlines (0.7%)
AirTran Holdings, Inc.*	10,301	52,329
Alaska Air Group, Inc.*	2,875	118,536
Allegiant Travel Co.*	1,206	69,779
Hawaiian Holdings, Inc.*	3,886	28,640
JetBlue Airways Corp.*	19,871	110,880
Republic Airways Holdings, Inc.*	3,234	19,145
SkyWest, Inc.	4,289	61,247
U.S. Airways Group, Inc.*	13,377	98,321
UAL Corp.*	13,636	266,584

		825,461

Building Products (0.4%)
AAON, Inc.	1,199	27,121
American Woodmark Corp.	648	12,565
Ameron International Corp.	799	50,249
Apogee Enterprises, Inc.	2,504	39,588
Builders FirstSource, Inc.*	4,243	13,366
Gibraltar Industries, Inc.*	1,987	25,056
Griffon Corp.*	3,286	40,944
Insteel Industries, Inc.	1,167	12,475
NCI Building Systems, Inc.*	1,684	18,591
Quanex Building Products Corp.	3,251	53,739
Simpson Manufacturing Co., Inc.	2,947	81,809
Trex Co., Inc.*	1,122	23,887
Universal Forest Products, Inc.	1,483	57,125

		456,515

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	3,562	75,514
ACCO Brands Corp.*	4,123	31,582
American Reprographics Co.*	2,608	23,394
APAC Customer Services, Inc.*	1,614	9,280
ATC Technology Corp.*	1,453	24,933
Bowne & Co., Inc.	2,903	32,397
Cenveo, Inc.*	4,058	35,142
Clean Harbors, Inc.*	1,810	100,564
Consolidated Graphics, Inc.*	851	35,240
Cornell Cos., Inc.*	1,084	19,848
Courier Corp.	1,058	17,468
Deluxe Corp.	4,309	83,681
EnergySolutions, Inc.	5,706	36,690
EnerNOC, Inc.*	1,220	36,210
Ennis, Inc.	1,890	30,750
Fuel Tech, Inc.*	1,747	14,011
G&K Services, Inc., Class A	1,655	42,831
GEO Group, Inc.*	4,004	79,359
Healthcare Services Group, Inc.	3,239	72,521
Heritage-Crystal Clean, Inc.*	42	475
Herman Miller, Inc.	4,171	75,328
HNI Corp.	3,512	93,525
Innerworkings, Inc.*	1,555	8,086
Interface, Inc., Class A	3,639	42,140
Kimball International, Inc., Class B	2,174	15,109
Knoll, Inc.	3,530	39,712
M&F Worldwide Corp.*	801	24,511
McGrath RentCorp	1,773	42,960
Metalico, Inc.*	3,116	18,665
Mine Safety Appliances Co.	2,013	56,283
Mobile Mini, Inc.*	2,656	41,141
Multi-Color Corp.	594	7,116
North American Galvanizing & Coatings, Inc.*	1,527	$8,490
Perma-Fix Environmental Services*	3,083	6,906
Rollins, Inc.	3,389	73,474
Schawk, Inc.	1,029	18,656
Standard Parking Corp.*	868	14,253
Standard Register Co.	1,536	8,218
Steelcase, Inc., Class A	5,350	34,615
Sykes Enterprises, Inc.*	2,914	66,556
Team, Inc.*	1,734	28,767
Tetra Tech, Inc.*	4,742	109,256
U.S. Ecology, Inc.	1,341	21,590
United Stationers, Inc.*	1,864	109,696
Viad Corp.	1,497	30,763
Waste Services, Inc.*	1,363	13,480

		1,811,186

Construction & Engineering (0.6%)
Argan, Inc.*	411	5,343
Comfort Systems USA, Inc.	2,837	35,434
Dycom Industries, Inc.*	3,460	30,344
EMCOR Group, Inc.*	5,221	128,593
Furmanite Corp.*	2,439	12,658
Granite Construction, Inc.	2,867	86,641
Great Lakes Dredge & Dock Corp.	2,745	14,411
Insituform Technologies, Inc., Class A*	3,013	80,176
Integrated Electrical Services, Inc.*	244	1,379
Layne Christensen Co.*	1,476	39,424
MasTec, Inc.*	4,456	56,190
Michael Baker Corp.*	556	19,171
MYR Group, Inc.*	1,594	25,998
Northwest Pipe Co.*	873	19,075
Orion Marine Group, Inc.*	2,013	36,335
Pike Electric Corp.*	1,687	15,723
Primoris Services Corp.	429	3,321
Sterling Construction Co., Inc.*	1,474	23,171
Tutor Perini Corp.*	1,948	42,369

		675,756

Electrical Equipment (1.5%)
A. O. Smith Corp.	1,702	89,474
Acuity Brands, Inc.	3,586	151,365
Advanced Battery Technologies, Inc.*	5,114	19,945
American Superconductor Corp.*	3,608	104,271
AZZ, Inc.	1,084	36,693
Baldor Electric Co.	3,688	137,931
Belden, Inc.	3,637	99,872
Brady Corp., Class A	3,764	117,136
Broadwind Energy, Inc.*	2,352	10,513
Chase Corp.	246	3,105
China BAK Battery, Inc.*	4,409	10,626
Encore Wire Corp.	1,674	34,819
Ener1, Inc.*	3,604	17,047
Energy Conversion Devices, Inc.*	3,915	30,655
EnerSys*	3,423	84,411
Evergreen Solar, Inc.*	13,180	14,893
Franklin Electric Co., Inc.	1,743	52,273
FuelCell Energy, Inc.*	6,773	19,100
Fushi Copperweld, Inc.*	1,714	19,231
Generac Holdings, Inc.*	1,644	23,032
GrafTech International Ltd.*	9,628	131,615
GT Solar International, Inc.*	2,107	11,020
Harbin Electric, Inc.*	1,351	29,168
II-VI, Inc.*	1,905	64,465
LaBarge, Inc.*	769	8,498

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
LSI Industries, Inc.	1,137	$7,754
Microvision, Inc.*	8,115	22,884
Orion Energy Systems, Inc.*	1,869	9,158
Polypore International, Inc.*	1,992	34,780
Powell Industries, Inc.*	751	24,430
PowerSecure International, Inc.*	1,722	13,569
Preformed Line Products Co.	231	8,813
Regal-Beloit Corp.	2,851	169,378
SatCon Technology Corp.*	6,680	16,232
Ultralife Corp.*	1,581	6,340
Valence Technology, Inc.*	2,974	2,528
Vicor Corp.*	1,307	18,050
Woodward Governor Co.	4,789	153,152

		1,808,226

Industrial Conglomerates (0.2%)
Otter Tail Corp.	2,695	59,182
Raven Industries, Inc.	1,191	35,123
Seaboard Corp.	24	31,178
Standex International Corp.	1,135	29,249
Tredegar Corp.	2,176	37,166
United Capital Corp.*	25	593

		192,491

Machinery (1.9%)
3D Systems Corp.*	1,231	16,803
Actuant Corp., Class A	5,317	103,947
Alamo Group, Inc.	434	8,676
Albany International Corp., Class A	2,067	44,502
Altra Holdings, Inc.*	1,947	26,732
American Railcar Industries, Inc.	459	5,581
Ampco-Pittsburgh Corp.	583	14,470
Astec Industries, Inc.*	1,461	42,311
Badger Meter, Inc.	1,307	50,333
Barnes Group, Inc.	3,548	69,009
Blount International, Inc.*	2,816	29,174
Briggs & Stratton Corp.	4,243	82,738
Cascade Corp.	646	20,808
Chart Industries, Inc.*	2,440	48,800
China Fire & Security Group, Inc.*	1,020	13,229
CIRCOR International, Inc.	1,493	49,583
CLARCOR, Inc.	4,033	139,098
Colfax Corp.*	1,663	19,574
Columbus McKinnon Corp.*	1,375	21,821
Duoyuan Printing, Inc.*	1,185	12,798
Dynamic Materials Corp.	1,192	18,619
Eastern Co.	243	3,290
Energy Recovery, Inc.*	3,194	20,122
EnPro Industries, Inc.*	1,596	46,412
ESCO Technologies, Inc.	2,019	64,224
Federal Signal Corp.	4,301	38,752
Flow International Corp.*	4,478	13,479
Force Protection, Inc.*	6,115	36,812
FreightCar America, Inc.	1,104	26,673
Gorman-Rupp Co.	1,003	25,516
Graham Corp.	966	17,378
Greenbrier Cos., Inc.*	1,114	12,265
Hurco Cos., Inc.*	691	11,630
John Bean Technologies Corp.	2,046	35,887
Kadant, Inc.*	918	13,228
Kaydon Corp.	2,802	105,355
K-Tron International, Inc.*	180	26,995
L.B. Foster Co., Class A*	745	21,523
Lindsay Corp.	1,074	44,474
Met-Pro Corp.	1,183	11,593
Middleby Corp.*	1,392	80,165
Miller Industries, Inc.	663	$8,241
Mueller Industries, Inc.	2,854	76,459
Mueller Water Products, Inc., Class A	11,962	57,178
NACCO Industries, Inc., Class A	395	29,289
Nordson Corp.	2,680	182,026
Omega Flex, Inc.	45	472
PMFG, Inc.*	982	12,992
Portec Rail Products, Inc.	490	5,694
RBC Bearings, Inc.*	1,623	51,725
Robbins & Myers, Inc.	2,325	55,381
Sauer-Danfoss, Inc.*	706	9,376
SmartHeat, Inc.*	1,051	11,288
Sun Hydraulics Corp.	897	23,304
Tecumseh Products Co., Class A*	1,710	20,982
Tennant Co.	1,399	38,319
Titan International, Inc.	3,201	27,945
Trimas Corp.*	873	5,666
Twin Disc, Inc.	931	11,377
Watts Water Technologies, Inc., Class A	2,250	69,885

		2,191,978

Marine (0.1%)
American Commercial Lines, Inc.*	768	19,277
Eagle Bulk Shipping, Inc.*	5,492	29,162
Genco Shipping & Trading Ltd.*	2,210	46,653
Horizon Lines, Inc., Class A	2,899	15,771
International Shipholding Corp.	574	16,870
Ultrapetrol Bahamas Ltd.*	1,212	6,654

		134,387

Professional Services (1.0%)
Acacia Research Corp.- Acacia Technologies*	2,890	31,299
Administaff, Inc.	1,562	33,333
Advisory Board Co.*	1,379	43,439
Barrett Business Services, Inc.	844	11,445
CBIZ, Inc.*	2,971	19,519
CDI Corp.	1,012	14,836
COMSYS IT Partners, Inc.*	1,072	18,739
Corporate Executive Board Co.	2,915	77,510
CoStar Group, Inc.*	1,710	70,999
CRA International, Inc.*	741	16,984
Diamond Management & Technology Consultants, Inc.	2,328	18,275
Exponent, Inc.*	1,251	35,679
Franklin Covey Co.*	662	5,256
GP Strategies Corp.*	1,670	13,961
Heidrick & Struggles International, Inc.	1,502	42,101
Hill International, Inc.*	1,536	8,955
Huron Consulting Group, Inc.*	1,858	37,717
ICF International, Inc.*	1,057	26,256
Kelly Services, Inc., Class A*	2,315	38,568
Kforce, Inc.*	2,521	38,344
Korn/Ferry International*	3,829	67,582
Mistras Group, Inc.*	601	6,004
Navigant Consulting, Inc.*	3,764	45,657
Odyssey Marine Exploration, Inc.*	3,209	4,204
On Assignment, Inc.*	2,598	18,524
Resources Connection, Inc.*	3,842	73,651
School Specialty, Inc.*	1,711	38,857
SFN Group, Inc.*	3,907	31,295
Towers Watson & Co., Class A	3,386	160,835
TrueBlue, Inc.*	3,751	58,140
Volt Information Sciences, Inc.*	754	7,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
VSE Corp.	388	$15,970

		1,131,632

Road & Rail (0.7%)
Amerco, Inc.*	675	36,646
Arkansas Best Corp.	2,166	64,720
Avis Budget Group, Inc.*	8,443	97,095
Celadon Group, Inc.*	1,542	21,495
Dollar Thrifty Automotive Group, Inc.*	2,381	76,502
Genesee & Wyoming, Inc., Class A*	2,903	99,050
Heartland Express, Inc.	3,853	63,575
Knight Transportation, Inc.	4,786	100,937
Marten Transport Ltd.*	1,466	28,895
Old Dominion Freight Line, Inc.*	2,378	79,401
Patriot Transportation Holding, Inc.*	60	5,069
RailAmerica, Inc.*	1,635	19,293
Saia, Inc.*	1,324	18,377
Universal Truckload Services, Inc.*	273	4,799
USA Truck, Inc.*	356	5,753
Werner Enterprises, Inc.	3,631	84,130
YRC Worldwide, Inc.*	87,615	47,645

		853,382

Trading Companies & Distributors (0.6%)
Aceto Corp.	2,617	15,807
Aircastle Ltd.	3,560	33,713
Applied Industrial Technologies, Inc.	3,590	89,212
Beacon Roofing Supply, Inc.*	3,852	73,689
BlueLinx Holdings, Inc.*	483	1,840
DXP Enterprises, Inc.*	414	5,287
H&E Equipment Services, Inc.*	1,948	20,999
Houston Wire & Cable Co.	1,680	19,454
Interline Brands, Inc.*	2,458	47,046
Kaman Corp.	1,939	48,494
Lawson Products, Inc.	213	3,295
RSC Holdings, Inc.*	3,560	28,338
Rush Enterprises, Inc., Class A*	2,323	30,687
TAL International Group, Inc.	1,076	21,498
Textainer Group Holdings Ltd.	582	12,542
Titan Machinery, Inc.*	1,290	17,660
United Rentals, Inc.*	5,135	48,166
Watsco, Inc.	2,226	126,615
Willis Lease Finance Corp.*	334	5,271

		649,613

Transportation Infrastructure (0.0%)
CAI International, Inc.*	574	7,072

Total Industrials		12,497,010

Information Technology (12.8%)
Communications Equipment (2.2%)
3Com Corp.*	31,259	240,382
Acme Packet, Inc.*	3,287	63,373
ADC Telecommunications, Inc.*	7,459	54,525
ADTRAN, Inc.	4,630	122,000
Airvana, Inc.*	1,620	12,409
Anaren, Inc.*	1,093	15,564
Arris Group, Inc.*	9,738	116,953
Aruba Networks, Inc.*	4,580	62,563
Aviat Networks, Inc.*	5,204	34,503
Bel Fuse, Inc., Class B	694	13,984
BigBand Networks, Inc.*	3,685	13,008
Black Box Corp.	1,551	47,709
Blue Coat Systems, Inc.*	3,316	102,929
Cogo Group, Inc.*	1,851	12,938
Communications Systems, Inc.	246	$3,181
Comtech Telecommunications Corp.*	2,386	76,328
DG FastChannel, Inc.*	1,767	56,456
Digi International, Inc.*	2,331	24,802
Emcore Corp.*	6,911	8,362
EMS Technologies, Inc.*	1,438	23,871
Emulex Corp.*	6,963	92,469
Extreme Networks, Inc.*	6,357	19,516
Globecomm Systems, Inc.*	1,309	10,066
Harmonic, Inc.*	8,277	52,228
Hughes Communications, Inc.*	622	17,323
Infinera Corp.*	6,458	55,022
InterDigital, Inc.*	3,684	102,636
Ixia*	2,097	19,439
KVH Industries, Inc.*	1,336	17,622
Loral Space & Communications, Inc.*	801	28,131
NETGEAR, Inc.*	2,922	76,264
Network Equipment Technologies, Inc.*	1,900	10,469
Oplink Communications, Inc.*	1,837	34,058
Opnext, Inc.*	1,075	2,537
Palm, Inc.*	13,850	52,076
Parkervision, Inc.*	1,681	2,858
PC-Tel, Inc.*	975	6,025
Plantronics, Inc.	4,085	127,779
Polycom, Inc.*	6,636	202,929
Powerwave Technologies, Inc.*	12,678	15,847
Riverbed Technology, Inc.*	4,300	122,120
SeaChange International, Inc.*	2,990	21,468
ShoreTel, Inc.*	3,209	21,211
Sonus Networks, Inc.*	17,806	46,474
Sycamore Networks, Inc.	1,363	27,410
Symmetricom, Inc.*	3,067	17,881
Tekelec*	5,618	102,023
UTStarcom, Inc.*	8,153	22,747
ViaSat, Inc.*	2,580	89,294

		2,521,762

Computers & Peripherals (0.5%)
3PAR, Inc.*	2,498	24,980
ActivIdentity Corp.*	4,843	13,754
Adaptec, Inc.*	8,827	28,864
Avid Technology, Inc.*	2,040	28,111
Compellent Technologies, Inc.*	1,504	26,395
Cray, Inc.*	2,337	13,905
Electronics for Imaging, Inc.*	3,307	38,460
Imation Corp.*	2,128	23,429
Immersion Corp.*	2,848	14,240
Intermec, Inc.*	4,792	67,951
Intevac, Inc.*	1,953	26,991
Isilon Systems, Inc.*	1,756	15,119
Netezza Corp.*	3,598	46,018
Novatel Wireless, Inc.*	2,843	19,133
Quantum Corp.*	17,946	47,198
Rimage Corp.*	547	7,910
Silicon Graphics International Corp.*	2,653	28,361
STEC, Inc.*	2,211	26,488
Stratasys, Inc.*	1,747	42,592
Super Micro Computer, Inc.*	1,678	28,996
Synaptics, Inc.*	2,896	79,959

		648,854

Electronic Equipment, Instruments & Components (1.5%)
Agilysys, Inc.	1,180	13,181
Anixter International, Inc.*	2,498	117,031
Benchmark Electronics, Inc.*	5,125	106,292

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Brightpoint, Inc.*	3,870	$29,141
Checkpoint Systems, Inc.*	3,020	66,802
China Security & Surveillance Technology, Inc.*	3,879	29,830
Cogent, Inc.*	3,703	37,771
Cognex Corp.	3,025	55,932
Coherent, Inc.*	1,887	60,309
Comverge, Inc.*	1,975	22,337
CPI International, Inc.*	370	4,906
CTS Corp.	2,406	22,665
Daktronics, Inc.	3,091	23,553
DDi Corp.*	1,441	8,170
DTS, Inc.*	1,521	51,775
Echelon Corp.*	2,358	21,151
Electro Rent Corp.	1,125	14,771
Electro Scientific Industries, Inc.*	1,974	25,287
FARO Technologies, Inc.*	1,246	32,085
ICx Technologies, Inc.*	1,279	8,915
Insight Enterprises, Inc.*	3,526	50,633
IPG Photonics Corp.*	1,693	25,056
L-1 Identity Solutions, Inc.*	6,387	57,036
Littelfuse, Inc.*	1,677	63,743
Maxwell Technologies, Inc.*	2,014	24,953
Measurement Specialties, Inc.*	1,008	14,828
Mercury Computer Systems, Inc.*	1,651	22,652
Methode Electronics, Inc.	3,284	32,512
MTS Systems Corp.	1,224	35,533
Multi-Fineline Electronix, Inc.*	661	17,027
Newport Corp.*	2,691	33,638
OSI Systems, Inc.*	1,369	38,400
PAR Technology Corp.*	280	1,694
Park Electrochemical Corp.	1,524	43,800
PC Connection, Inc.*	451	2,796
PC Mall, Inc.*	463	2,343
Plexus Corp.*	3,290	118,539
Power-One, Inc.*	6,821	28,785
RadiSys Corp.*	2,194	19,658
RAE Systems, Inc.*	1,995	1,626
Rofin-Sinar Technologies, Inc.*	2,516	56,912
Rogers Corp.*	1,388	40,266
Scansource, Inc.*	2,266	65,215
SMART Modular Technologies (WWH), Inc.*	2,638	20,339
Spectrum Control, Inc.*	1,284	15,010
SYNNEX Corp.*	1,693	50,045
Technitrol, Inc.	3,798	20,053
TTM Technologies, Inc.*	3,151	27,981
Universal Display Corp.*	2,648	31,167
X-Rite, Inc.*	1,474	4,466
Zygo Corp.*	958	8,842

		1,727,452

Internet Software & Services (1.3%)
Ancestry.com, Inc.*	436	7,390
Archipelago Learning, Inc.*	433	6,313
Art Technology Group, Inc.*	12,122	53,458
comScore, Inc.*	1,602	26,737
Constant Contact, Inc.*	2,073	48,135
DealerTrack Holdings, Inc.*	2,848	48,644
Dice Holdings, Inc.*	895	6,802
Digital River, Inc.*	3,208	97,202
DivX, Inc.*	3,126	22,382
EarthLink, Inc.	9,056	77,338
GSI Commerce, Inc.*	2,346	64,914
Imergent, Inc.	286	1,925
InfoSpace, Inc.*	3,087	34,111
Innodata Isogen, Inc.*	2,263	$9,165
Internap Network Services Corp.*	4,562	25,547
Internet Brands, Inc., Class A*	1,827	16,845
Internet Capital Group, Inc.*	3,307	27,944
Ipass, Inc.*	6,753	7,766
j2 Global Communications, Inc.*	3,778	88,405
Keynote Systems, Inc.	1,270	14,465
Knot, Inc.*	2,085	16,305
Limelight Networks, Inc.*	2,013	7,368
Liquidity Services, Inc.*	1,000	11,540
LivePerson, Inc.*	3,022	23,179
LogMeIn, Inc.*	588	12,166
LoopNet, Inc.*	1,524	17,130
Marchex, Inc., Class B	2,169	11,084
MercadoLibre, Inc.*	2,079	100,229
ModusLink Global Solutions, Inc.*	3,994	33,669
Move, Inc.*	13,728	28,691
NIC, Inc.	3,655	28,765
OpenTable, Inc.*	317	12,087
Openwave Systems, Inc.*	7,836	18,023
Perficient, Inc.*	2,427	27,352
QuinStreet, Inc.*	759	12,911
Rackspace Hosting, Inc.*	5,281	98,913
RealNetworks, Inc.*	7,276	35,143
Saba Software, Inc.*	2,508	12,415
SAVVIS, Inc.*	2,782	45,903
Stamps.com, Inc.*	471	4,757
support.com, Inc.*	4,762	15,572
Switch & Data Facilities Co., Inc.*	1,510	26,818
TechTarget, Inc.*	499	2,610
Terremark Worldwide, Inc.*	5,045	35,365
Travelzoo, Inc.*	252	3,782
United Online, Inc.	6,408	47,932
ValueClick, Inc.*	7,341	74,438
Vocus, Inc.*	1,159	19,761
Web.com Group, Inc.*	2,599	14,165
Zix Corp.*	6,313	14,583

		1,498,144

IT Services (1.5%)
Acxiom Corp.*	5,347	95,925
CACI International, Inc., Class A*	2,509	122,565
Cass Information Systems, Inc.	540	16,821
China Information Security Technology, Inc.*	2,700	13,635
CIBER, Inc.*	4,823	18,038
Computer Task Group, Inc.*	903	6,547
CSG Systems International, Inc.*	3,022	63,341
Cybersource Corp.*	5,779	101,942
Dynamics Research Corp.*	1,001	11,281
Echo Global Logistics, Inc.*	208	2,685
eLoyalty Corp.*	255	1,436
Euronet Worldwide, Inc.*	3,790	69,850
ExlService Holdings, Inc.*	1,051	17,531
Forrester Research, Inc.*	1,404	42,218
Gartner, Inc.*	5,603	124,611
Global Cash Access Holdings, Inc.*	2,706	22,108
Hackett Group, Inc.*	2,428	6,750
Heartland Payment Systems, Inc.	3,202	59,557
iGATE Corp.	1,534	14,926
infoGROUP, Inc.*	2,431	18,962
Information Services Group, Inc.*	1,138	3,881
Integral Systems, Inc.*	1,741	16,766
Lionbridge Technologies, Inc.*	3,977	14,436
ManTech International Corp., Class A*	1,704	83,206

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MAXIMUS, Inc.	1,485	$90,481
MoneyGram International, Inc.*	7,393	28,167
NCI, Inc., Class A*	658	19,891
Ness Technologies, Inc.*	3,551	22,407
Online Resources Corp.*	1,459	5,880
RightNow Technologies, Inc.*	1,600	28,576
Sapient Corp.	6,488	59,300
SRA International, Inc., Class A*	3,188	66,278
StarTek, Inc.*	1,313	9,125
Syntel, Inc.	948	36,470
TeleTech Holdings, Inc.*	2,437	41,624
Tier Technologies, Inc., Class B*	870	6,925
TNS, Inc.*	2,166	48,302
Unisys Corp.*	3,382	117,998
VeriFone Holdings, Inc.*	5,756	116,329
Virtusa Corp.*	720	7,423
Wright Express Corp.*	3,002	90,420

		1,744,614

Semiconductors & Semiconductor Equipment (2.7%)
Actel Corp.*	1,839	25,470
Advanced Analogic Technologies, Inc.*	4,306	15,028
Advanced Energy Industries, Inc.*	2,869	47,511
Amkor Technology, Inc.*	8,514	60,194
ANADIGICS, Inc.*	4,604	22,375
Applied Micro Circuits Corp.*	5,706	49,243
Atheros Communications, Inc.*	5,333	206,440
ATMI, Inc.*	2,325	44,896
Brooks Automation, Inc.*	4,888	43,112
Cabot Microelectronics Corp.*	1,800	68,094
Cavium Networks, Inc.*	3,101	77,091
CEVA, Inc.*	1,873	21,839
Cirrus Logic, Inc.*	5,681	47,664
Cohu, Inc.	1,612	22,197
Cymer, Inc.*	2,517	93,884
Diodes, Inc.*	2,578	57,747
DSP Group, Inc.*	2,207	18,384
Entegris, Inc.*	10,084	50,823
Entropic Communications, Inc.*	3,754	19,070
Exar Corp.*	2,346	16,539
FEI Co.*	3,192	73,129
FormFactor, Inc.*	4,188	74,379
GSI Technology, Inc.*	2,064	9,618
Hittite Microwave Corp.*	1,651	72,594
IXYS Corp.*	1,567	13,382
Kopin Corp.*	4,816	17,819
Kulicke & Soffa Industries, Inc.*	5,210	37,773
Lattice Semiconductor Corp.*	10,246	37,603
MEMSIC, Inc.*	546	1,742
Micrel, Inc.	4,070	43,386
Microsemi Corp.*	6,814	118,155
Microtune, Inc.*	3,046	8,316
MIPS Technologies, Inc.*	4,325	19,290
MKS Instruments, Inc.*	3,815	74,736
Monolithic Power Systems, Inc.*	2,581	57,556
Netlogic Microsystems, Inc.*	3,935	115,807
NVE Corp.*	451	20,430
OmniVision Technologies, Inc.*	4,258	73,152
Pericom Semiconductor Corp.*	1,756	18,807
Photronics, Inc.*	3,799	19,337
PLX Technology, Inc.*	3,503	18,461
Power Integrations, Inc.	2,030	83,636
RF Micro Devices, Inc.*	22,124	110,178
Rubicon Technology, Inc.*	882	17,816
Rudolph Technologies, Inc.*	2,806	24,047
Semtech Corp.*	5,184	$90,357
Sigma Designs, Inc.*	2,753	32,293
Silicon Image, Inc.*	7,150	21,593
Silicon Storage Technology, Inc.*	5,558	16,896
Skyworks Solutions, Inc.*	13,805	215,358
Standard Microsystems Corp.*	1,598	37,201
Supertex, Inc.*	1,035	26,486
Techwell, Inc.*	1,085	20,290
Tessera Technologies, Inc.*	4,105	83,249
Trident Microsystems, Inc.*	6,585	11,458
TriQuint Semiconductor, Inc.*	12,409	86,863
Ultratech, Inc.*	1,686	22,930
Veeco Instruments, Inc.*	3,191	138,809
Virage Logic Corp.*	925	7,271
Volterra Semiconductor Corp.*	1,989	49,924
White Electronic Designs Corp.*	2,433	17,031
Zoran Corp.*	4,513	48,560

		3,095,319

Software (3.1%)
ACI Worldwide, Inc.*	2,640	54,410
Actuate Corp.*	4,154	23,221
Advent Software, Inc.*	1,147	51,328
American Software, Inc., Class A	1,173	6,815
ArcSight, Inc.*	1,603	45,124
Ariba, Inc.*	7,376	94,782
AsiaInfo Holdings, Inc.*	2,641	69,934
Blackbaud, Inc.	3,403	85,722
Blackboard, Inc.*	2,737	114,023
Bottomline Technologies, Inc.*	2,349	39,534
Callidus Software, Inc.*	1,191	4,323
China TransInfo Technology Corp.*	1,209	8,149
Chordiant Software, Inc.*	2,946	14,936
CommVault Systems, Inc.*	3,232	69,003
Concur Technologies, Inc.*	3,142	128,853
Deltek, Inc.*	1,087	8,305
DemandTec, Inc.*	1,228	8,535
Double-Take Software, Inc.*	1,725	15,370
Ebix, Inc.*	2,002	31,972
Epicor Software Corp.*	3,499	33,450
EPIQ Systems, Inc.*	2,932	36,445
ePlus, Inc.*	208	3,650
Fair Isaac Corp.	4,108	104,097
FalconStor Software, Inc.*	2,268	7,893
Fortinet, Inc.*	802	14,099
GSE Systems, Inc.*	1,069	5,783
Informatica Corp.*	6,994	187,859
Interactive Intelligence, Inc.*	870	16,260
Jack Henry & Associates, Inc.	6,657	160,167
JDA Software Group, Inc.*	2,586	71,943
Kenexa Corp.*	2,017	27,734
Lawson Software, Inc.*	10,635	70,297
Manhattan Associates, Inc.*	2,027	51,648
Mentor Graphics Corp.*	8,171	65,531
MicroStrategy, Inc., Class A*	772	65,674
Monotype Imaging Holdings, Inc.*	1,489	14,488
Net 1 UEPS Technologies, Inc.*	2,346	43,143
NetScout Systems, Inc.*	1,795	26,548
NetSuite, Inc.*	1,133	16,474
Opnet Technologies, Inc.	1,207	19,457
Parametric Technology Corp.*	9,354	168,840
Pegasystems, Inc.	1,125	41,625
Pervasive Software, Inc.*	597	3,021
Phoenix Technologies Ltd.*	3,633	11,698
Progress Software Corp.*	3,361	105,636
PROS Holdings, Inc.*	1,275	12,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
QAD, Inc.*	501	$2,630
Quest Software, Inc.*	4,700	83,613
Radiant Systems, Inc.*	1,980	28,255
Renaissance Learning, Inc.	305	4,950
Rosetta Stone, Inc.*	633	15,053
S1 Corp.*	4,817	28,420
Smith Micro Software, Inc.*	2,056	18,175
SolarWinds, Inc.*	885	19,169
Solera Holdings, Inc.	5,555	214,701
SonicWALL, Inc.*	4,722	41,034
Sourcefire, Inc.*	1,911	43,857
SRS Labs, Inc.*	576	5,725
SuccessFactors, Inc.*	3,604	68,620
Symyx Technologies, Inc.*	2,244	10,076
Synchronoss Technologies, Inc.*	1,706	33,045
Take-Two Interactive Software, Inc.*	6,864	67,610
Taleo Corp., Class A*	3,083	79,881
TeleCommunication Systems, Inc., Class A*	3,694	27,077
THQ, Inc.*	5,860	41,079
TIBCO Software, Inc.*	13,864	149,593
TiVo, Inc.*	9,087	155,569
Tyler Technologies, Inc.*	2,754	51,610
Ultimate Software Group, Inc.*	2,099	69,162
Unica Corp.*	804	7,148
VASCO Data Security International, Inc.*	2,494	20,576
Websense, Inc.*	3,766	85,752

		3,632,776

Total Information Technology		14,868,921

Materials (3.3%)
Chemicals (1.6%)
A. Schulman, Inc.	1,764	43,165
American Vanguard Corp.	1,548	12,616
Ampal American Israel, Class A*	784	2,180
Arch Chemicals, Inc.	1,924	66,166
Balchem Corp.	2,379	58,642
Calgon Carbon Corp.*	4,624	79,163
China Green Agriculture, Inc.*	1,114	15,596
Ferro Corp.*	6,731	59,166
H.B. Fuller Co.	3,788	87,920
Hawkins, Inc.	887	21,465
ICO, Inc.	2,013	16,265
Innophos Holdings, Inc.	1,492	41,627
Innospec, Inc.*	1,698	19,289
Koppers Holdings, Inc.	1,785	50,551
Kraton Performance Polymers, Inc.*	858	15,324
Landec Corp.*	2,654	17,596
LSB Industries, Inc.*	1,248	19,020
Minerals Technologies, Inc.	1,597	82,789
NewMarket Corp.	848	87,336
NL Industries, Inc.	166	1,424
Olin Corp.	6,520	127,923
OM Group, Inc.*	2,583	87,512
Omnova Solutions, Inc.*	3,862	30,317
PolyOne Corp.*	7,751	79,370
Quaker Chemical Corp.	786	21,309
Rockwood Holdings, Inc.*	3,889	103,525
Sensient Technologies Corp.	3,823	111,096
ShengdaTech, Inc.*	1,855	13,894
Solutia, Inc.*	9,538	153,657
Spartech Corp.*	2,262	26,465
Stepan Co.	534	29,845
STR Holdings, Inc.*	856	20,116
W.R. Grace & Co.*	5,783	$160,536
Westlake Chemical Corp.	1,413	36,441
Zep, Inc.	1,872	40,959
Zoltek Cos., Inc.*	2,569	24,765

		1,865,030

Construction Materials (0.1%)
Headwaters, Inc.*	5,393	24,754
Texas Industries, Inc.	2,011	68,716
U.S. Concrete, Inc.*	2,266	861
United States Lime & Minerals, Inc.*	66	2,552

		96,883

Containers & Packaging (0.3%)
AEP Industries, Inc.*	520	13,530
Boise, Inc.*	2,233	13,688
Bway Holding Co.*	591	11,879
Graham Packaging Co., Inc.*	1,485	18,637
Graphic Packaging Holding Co.*	8,338	30,100
Myers Industries, Inc.	2,241	23,486
Rock-Tenn Co., Class A	3,191	145,414
Silgan Holdings, Inc.	2,234	134,554

		391,288

Metals & Mining (0.8%)
A.M. Castle & Co.*	1,152	15,068
Allied Nevada Gold Corp.*	4,307	71,367
AMCOL International Corp.	1,795	48,824
Brush Engineered Materials, Inc.*	1,506	33,991
Century Aluminum Co.*	4,770	65,635
China Precision Steel, Inc.*	1,744	3,662
Coeur d’Alene Mines Corp.*	6,360	95,273
General Moly, Inc.*	5,926	19,674
General Steel Holdings, Inc.*	2,248	9,239
Haynes International, Inc.	882	31,338
Hecla Mining Co.*	19,641	107,436
Horsehead Holding Corp.*	3,302	39,096
Kaiser Aluminum Corp.	1,156	44,587
Olympic Steel, Inc.	836	27,295
Paramount Gold and Silver Corp.*	7,841	10,899
RTI International Metals, Inc.*	2,518	76,371
Stillwater Mining Co.*	3,506	45,508
Sutor Technology Group Ltd.*	424	1,230
U.S. Gold Corp.*	7,500	20,250
Universal Stainless & Alloy Products, Inc.*	408	9,788
Worthington Industries, Inc.	5,086	87,937

		864,468

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.*	3,326	43,504
Clearwater Paper Corp.*	897	44,177
Deltic Timber Corp.	790	34,799
Domtar Corp.*	3,315	213,519
Glatfelter	3,943	57,134
KapStone Paper and Packaging Corp.*	2,426	28,797
Louisiana-Pacific Corp.*	10,014	90,627
Neenah Paper, Inc.	1,078	17,075
Schweitzer-Mauduit International, Inc.	1,485	70,627
Wausau Paper Corp.*	3,239	27,661

		627,920

Total Materials		3,845,589

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
AboveNet, Inc.*	1,065	54,027
Alaska Communications Systems Group, Inc.	4,021	32,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Atlantic Tele-Network, Inc.	646	$29,025
Cbeyond, Inc.*	2,127	29,097
Cincinnati Bell, Inc.*	15,528	52,951
Cogent Communications Group, Inc.*	3,828	39,849
Consolidated Communications Holdings, Inc.	2,112	40,044
General Communication, Inc., Class A*	2,995	17,281
Global Crossing Ltd.*	2,146	32,512
HickoryTech Corp.	1,488	13,139
inContact, Inc.*	1,442	4,110
Iowa Telecommunications Services, Inc.	2,421	40,431
Neutral Tandem, Inc.*	2,846	45,479
PAETEC Holding Corp.*	9,390	43,945
Premiere Global Services, Inc.*	4,489	37,079
SureWest Communications*	1,526	13,108

		524,728

Wireless Telecommunication Services (0.2%)
NTELOS Holdings Corp.	2,686	47,784
Shenandoah Telecommunications Co.	1,711	32,167
Syniverse Holdings, Inc.*	5,362	104,398
USA Mobility, Inc.*	2,166	27,443

		211,792

Total Telecommunication Services		736,520

Utilities (2.1%)
Electric Utilities (0.8%)
Allete, Inc.	2,705	90,563
Central Vermont Public Service Corp.	1,487	29,993
Cleco Corp.	4,884	129,670
El Paso Electric Co.*	3,466	71,400
Empire District Electric Co.	3,553	64,025
IDACORP, Inc.	4,321	149,593
MGE Energy, Inc.	1,765	62,410
PNM Resources, Inc.	7,781	97,496
Portland General Electric Co.	6,963	134,456
UIL Holdings Corp.	2,371	65,203
UniSource Energy Corp.	1,050	33,012
Unitil Corp.	1,252	29,109

		956,930

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	897	26,731
Laclede Group, Inc.	1,687	56,886
New Jersey Resources Corp.	3,527	132,474
Nicor, Inc.	3,739	156,739
Northwest Natural Gas Co.	2,071	96,508
Piedmont Natural Gas Co., Inc.	6,105	168,376
South Jersey Industries, Inc.	2,409	101,154
Southwest Gas Corp.	3,508	104,959
WGL Holdings, Inc.	3,968	137,491

		981,318

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	11,542	10,503

Multi-Utilities (0.2%)
Avista Corp.	4,790	99,201
Black Hills Corp.	1,193	36,207
CH Energy Group, Inc.	1,306	53,337
NorthWestern Corp.	3,280	87,937

		276,682

Water Utilities (0.2%)
American States Water Co.	1,387	48,129
Artesian Resources Corp., Class A	738	13,033
Cadiz, Inc.*	1,110	$14,175
California Water Service Group	1,709	64,275
Connecticut Water Service, Inc.	678	15,777
Consolidated Water Co., Ltd.	1,477	20,058
Middlesex Water Co.	903	15,396
Pennichuck Corp.	483	11,355
SJW Corp.	875	22,243
Southwest Water Co.	2,351	24,544
York Water Co.	729	10,024

		259,009

Total Utilities		2,484,442

Total Common Stocks (71.2%) (Cost $76,956,948)		82,777,450

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $15,448)	1,034	16,709

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (26.5%)
BlackRock Liquidity Funds TempFund
0.11% ‡
(Amortized Cost $30,826,153)	$30,826,153	30,826,153

Total Investments (97.7%) (Cost $107,798,549)		113,620,312
Other Assets Less Liabilities (2.3%)		2,666,337

Net Assets (100%)		$116,286,649

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$16,591,734	$54,782,602	$40,548,183	$30,826,153	$4,569	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	480	June-10	$32,431,144	$32,500,800	$69,656

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$12,373,443	$—	$—	$12,373,443
Consumer Staples	2,638,021	—	—	2,638,021
Energy	4,100,472	—	—	4,100,472
Financials	17,386,011	—	—	17,386,011
Health Care	11,847,021	—	—	11,847,021
Industrials	12,492,654	4,356	—	12,497,010
Information Technology	14,868,921	—	—	14,868,921
Materials	3,845,589	—	—	3,845,589
Telecommunication Services	736,520	—	—	736,520
Utilities	2,484,442	—	—	2,484,442
Futures	69,656	—	—	69,656
Investment Companies
Investment Companies	16,709	—	—	16,709
Short-Term Investments	—	30,826,153	—	30,826,153

Total Assets	$82,859,459	$30,830,509	$—	$113,689,968

Total Liabilities	$—	$—	$—	$—

Total	$82,859,459	$30,830,509	$—	$113,689,968

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,664,921
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,243,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,849,942
Aggregate gross unrealized depreciation	(1,049,856)

Net unrealized appreciation	$5,800,086

Federal income tax cost of investments	$107,820,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.0%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	23,342	$232,953
Amerigon, Inc.*	12,544	126,820
ArvinMeritor, Inc.*	37,402	499,317
China Automotive Systems, Inc.*	5,330	123,176
Cooper Tire & Rubber Co.	25,848	491,629
Dana Holding Corp.*	61,100	725,868
Dorman Products, Inc.*	7,391	140,355
Drew Industries, Inc.*	7,289	160,504
Exide Technologies, Inc.*	21,887	125,850
Fuel Systems Solutions, Inc.*	6,507	207,964
Hawk Corp., Class A*	3,886	75,777
Modine Manufacturing Co.*	18,729	210,514
Raser Technologies, Inc.*	16,680	16,680
Spartan Motors, Inc.	6,409	35,890
Standard Motor Products, Inc.	15,139	150,179
Stoneridge, Inc.*	7,905	78,181
Superior Industries International, Inc.	10,276	165,238
Tenneco, Inc.*	26,606	629,232
Wonder Auto Technology, Inc.*	8,590	90,882

		4,287,009

Automobiles (0.0%)
Winnebago Industries, Inc.*	12,070	176,343

Distributors (0.0%)
Audiovox Corp., Class A*	16,520	128,525
Core-Mark Holding Co., Inc.*	3,895	119,226

		247,751

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	8,214	382,772
Bridgepoint Education, Inc.*	6,916	169,995
Capella Education Co.*	6,590	611,816
ChinaCast Education Corp.*	14,204	103,831
Coinstar, Inc.*	13,902	451,815
Corinthian Colleges, Inc.*	35,596	626,134
CPI Corp.	1,661	23,021
Grand Canyon Education, Inc.*	5,703	149,076
Jackson Hewitt Tax Service, Inc.*	22,719	45,438
K12, Inc.*	10,547	234,249
Learning Tree International, Inc.*	6,451	90,766
Lincoln Educational Services Corp.*	5,054	127,866
Mac-Gray Corp.	5,809	65,584
Matthews International Corp., Class A	13,166	467,393
Pre-Paid Legal Services, Inc.*	3,367	127,441
Princeton Review, Inc.*	13,538	47,248
Regis Corp.	26,253	490,406
Sotheby’s, Inc.	31,229	970,910
Steiner Leisure Ltd.*	5,786	256,435
Stewart Enterprises, Inc., Class A	33,181	207,381
Universal Technical Institute, Inc.*	8,028	183,199

		5,832,776

Hotels, Restaurants & Leisure (1.4%)
AFC Enterprises, Inc.*	11,459	122,955
Ambassadors Group, Inc.	10,700	118,235
Ameristar Casinos, Inc.	11,243	204,847
Bally Technologies, Inc.*	24,784	1,004,743
Benihana, Inc., Class A*	2,056	13,364
BJ’s Restaurants, Inc.*	9,109	212,240
Bluegreen Corp.*	873	2,855
Bob Evans Farms, Inc.	13,908	$429,896
Buffalo Wild Wings, Inc.*	8,108	390,076
California Pizza Kitchen, Inc.*	7,718	129,585
Caribou Coffee Co., Inc.*	5,824	38,555
Carrols Restaurant Group, Inc.*	9,228	62,750
CEC Entertainment, Inc.*	10,687	407,068
Cheesecake Factory, Inc.*	27,074	732,622
Churchill Downs, Inc.	4,100	153,750
CKE Restaurants, Inc.	21,524	238,271
Cracker Barrel Old Country Store, Inc.	9,552	443,022
Denny’s Corp.*	41,524	159,452
DineEquity, Inc.*	7,941	313,908
Domino’s Pizza, Inc.*	17,141	233,803
Dover Downs Gaming & Entertainment, Inc.	7,778	30,801
Einstein Noah Restaurant Group, Inc.*	3,945	47,932
Frisch’s Restaurants, Inc.	1,859	41,084
Gaylord Entertainment Co.*	17,435	510,671
Great Wolf Resorts, Inc.*	4,442	14,126
Interval Leisure Group, Inc.*	17,411	253,504
Isle of Capri Casinos, Inc.*	12,310	95,772
Jack in the Box, Inc.*	24,453	575,868
Krispy Kreme Doughnuts, Inc.*	28,545	114,751
Lakes Entertainment, Inc.*	1,517	3,489
Landry’s Restaurants, Inc.*	5,209	93,345
Life Time Fitness, Inc.*	17,692	497,145
Luby’s, Inc.*	14,197	55,936
Marcus Corp.	9,129	118,586
McCormick & Schmick’s Seafood Restaurants, Inc.*	3,846	38,729
Monarch Casino & Resort, Inc.*	1,179	10,069
Morgans Hotel Group Co.*	12,540	80,381
Multimedia Games, Inc.*	13,128	51,199
O’Charleys, Inc.*	10,714	95,783
Orient-Express Hotels Ltd., Class A*	36,427	516,535
P.F. Chang’s China Bistro, Inc.*	10,639	469,499
Papa John’s International, Inc.*	8,507	218,715
Peet’s Coffee & Tea, Inc.*	5,039	199,796
Pinnacle Entertainment, Inc.*	26,462	257,740
Red Lion Hotels Corp.*	3,589	25,913
Red Robin Gourmet Burgers, Inc.*	6,324	154,559
Ruby Tuesday, Inc.*	26,145	276,353
Ruth’s Hospitality Group, Inc.*	5,662	30,009
Shuffle Master, Inc.*	21,677	177,535
Sonic Corp.*	26,257	290,140
Speedway Motorsports, Inc.	6,702	104,618
Steak n Shake Co.*	565	215,418
Texas Roadhouse, Inc.*	21,712	301,580
Town Sports International Holdings, Inc.*	3,228	12,621
Universal Travel Group*	7,896	78,249
Vail Resorts, Inc.*	13,365	535,803
Youbet.com, Inc.*	7,359	21,635

		12,027,886

Household Durables (0.7%)
American Greetings Corp., Class A	17,315	360,845
Beazer Homes USA, Inc.*	24,510	111,275
Blyth, Inc.	3,978	124,312
Brookfield Homes Corp.*	12,461	108,909
Cavco Industries, Inc.*	2,784	95,046
CSS Industries, Inc.	6,311	126,851
Ethan Allen Interiors, Inc.	9,962	205,516

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Furniture Brands International, Inc.*	21,284	$136,856
Helen of Troy Ltd.*	13,436	350,142
Hooker Furniture Corp.	7,520	120,922
Hovnanian Enterprises, Inc., Class A*	31,970	139,070
iRobot Corp.*	7,563	114,655
La-Z-Boy, Inc.*	20,988	263,190
M/I Homes, Inc.*	4,781	70,042
Meritage Homes Corp.*	14,100	296,100
National Presto Industries, Inc.	1,992	236,869
NIVS IntelliMedia Technology Group, Inc.*	21,098	81,016
Ryland Group, Inc.	19,842	445,254
Sealy Corp.*	22,576	79,016
Skyline Corp.	4,524	84,146
Standard Pacific Corp.*	42,169	190,604
Stanley Furniture Co., Inc.*	1,793	18,217
Tempur-Pedic International, Inc.*	34,955	1,054,243
Tupperware Brands Corp.	29,201	1,408,072
Universal Electronics, Inc.*	6,411	143,222

		6,364,390

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	24,910	62,524
Blue Nile, Inc.*	6,030	331,771
Drugstore.Com, Inc.*	34,544	123,322
Gaiam, Inc., Class A	9,216	76,493
HSN, Inc.*	17,175	505,632
NutriSystem, Inc.	13,814	246,027
Orbitz Worldwide, Inc.*	18,193	129,352
Overstock.com, Inc.*	6,933	112,661
PetMed Express, Inc.	10,809	239,635
Shutterfly, Inc.*	8,530	205,488
U.S. Auto Parts Network, Inc.*	11,159	83,916
Vitacost.com, Inc.*	6,765	81,518

		2,198,339

Leisure Equipment & Products (0.4%)
Brunswick Corp.	38,998	622,798
Callaway Golf Co.	29,496	260,155
Eastman Kodak Co.*	125,250	725,198
JAKKS Pacific, Inc.*	12,986	169,467
Leapfrog Enterprises, Inc.*	16,889	110,623
Marine Products Corp.*	11,596	69,576
Polaris Industries, Inc.	14,444	738,955
Pool Corp.	21,132	478,428
RC2 Corp.*	9,142	136,856
Smith & Wesson Holding Corp.*	24,227	91,578
Sport Supply Group, Inc.	6,665	89,578
Steinway Musical Instruments, Inc.*	5,603	105,504
Sturm Ruger & Co., Inc.	13,858	166,157

		3,764,873

Media (0.6%)
Arbitron, Inc.	11,922	317,841
Ascent Media Corp., Class A*	5,618	153,090
Belo Corp., Class A	37,829	257,994
Carmike Cinemas, Inc.*	2,836	39,335
Cinemark Holdings, Inc.	14,213	260,666
CKX, Inc.*	21,934	134,455
Crown Media Holdings, Inc., Class A*	56,590	108,653
Dolan Media Co.*	12,966	140,940
EW Scripps Co., Class A*	11,771	99,465
Fisher Communications, Inc.*	3,077	43,386
Global Sources Ltd.*	19,273	125,467
Harte-Hanks, Inc.	15,092	194,083
Journal Communications, Inc., Class A*	20,560	$86,352
Knology, Inc.*	13,215	177,610
LIN TV Corp., Class A*	18,432	105,984
Live Nation Entertainment, Inc.*	63,275	917,487
LodgeNet Interactive Corp.*	9,733	67,839
Martha Stewart Living Omnimedia, Inc., Class A*	25,761	143,746
Mediacom Communications Corp., Class A*	28,514	169,658
National CineMedia, Inc.	17,819	307,556
Outdoor Channel Holdings, Inc.*	11,108	73,202
Playboy Enterprises, Inc., Class B*	7,057	25,829
PRIMEDIA, Inc.	19,358	66,592
RCN Corp.*	16,494	248,730
Reading International, Inc., Class A*	11,025	47,077
Rentrak Corp.*	4,336	93,441
Scholastic Corp.	9,489	265,692
Sinclair Broadcast Group, Inc., Class A*	23,760	120,701
Valassis Communications, Inc.*	21,219	590,525
Value Line, Inc.	2,400	55,416
World Wrestling Entertainment, Inc., Class A	9,195	159,073

		5,597,885

Multiline Retail (0.2%)
99 Cents Only Stores*	19,823	323,115
Dillard’s, Inc., Class A	22,761	537,160
Fred’s, Inc., Class A	16,521	197,922
Retail Ventures, Inc.*	12,801	121,737
Saks, Inc.*	59,337	510,298
Tuesday Morning Corp.*	17,426	114,837

		1,805,069

Specialty Retail (1.9%)
America’s Car-Mart, Inc.*	4,922	118,719
AnnTaylor Stores Corp.*	25,941	536,979
Asbury Automotive Group, Inc.*	12,747	169,535
bebe Stores, Inc.	4,917	43,761
Big 5 Sporting Goods Corp.	9,343	142,200
Books-A-Million, Inc.	630	4,561
Borders Group, Inc.*	29,388	50,547
Brown Shoe Co., Inc.	20,539	317,944
Buckle, Inc.	11,591	426,085
Build-A-Bear Workshop, Inc.*	9,716	69,178
Cabela’s, Inc.*	18,016	315,100
Cato Corp., Class A	11,191	239,935
Charming Shoppes, Inc.*	49,058	267,857
Children’s Place Retail Stores, Inc.*	9,908	441,401
Christopher & Banks Corp.	15,076	120,608
Citi Trends, Inc.*	6,243	202,523
Coldwater Creek, Inc.*	20,917	145,164
Collective Brands, Inc.*	29,176	663,462
Conn’s, Inc.*	10,505	82,254
Destination Maternity Corp.*	3,052	78,314
Dress Barn, Inc.*	26,231	686,203
DSW, Inc., Class A*	5,729	146,261
Finish Line, Inc., Class A	19,009	310,227
Genesco, Inc.*	10,019	310,689
Group 1 Automotive, Inc.*	11,428	364,096
Gymboree Corp.*	13,009	671,655
Haverty Furniture Cos., Inc.	7,384	120,507
hhgregg, Inc.*	5,962	150,481
Hibbett Sports, Inc.*	12,026	307,625
HOT Topic, Inc.*	18,137	117,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
J. Crew Group, Inc.*	23,465	$1,077,043
Jo-Ann Stores, Inc.*	12,173	511,023
JoS. A. Bank Clothiers, Inc.*	8,727	476,931
Kirkland’s, Inc.*	6,875	144,375
Lithia Motors, Inc., Class A*	16,352	104,653
Lumber Liquidators Holdings, Inc.*	5,814	155,059
Men’s Wearhouse, Inc.	22,825	546,431
Midas, Inc.*	8,806	99,332
Monro Muffler Brake, Inc.	7,671	274,315
New York & Co., Inc.*	17,149	82,144
OfficeMax, Inc.*	34,745	570,513
Pacific Sunwear of California, Inc.*	26,474	140,577
PEP Boys-Manny, Moe & Jack	20,834	209,382
Pier 1 Imports, Inc.*	50,182	319,659
Rent-A-Center, Inc.*	31,092	735,326
REX Stores Corp.*	4,230	68,526
Rue21, Inc.*	3,461	119,993
Sally Beauty Holdings, Inc.*	39,727	354,365
Shoe Carnival, Inc.*	4,443	101,567
Sonic Automotive, Inc., Class A*	13,052	143,572
Stage Stores, Inc.	16,778	258,213
Stein Mart, Inc.*	15,482	139,802
Syms Corp.*	7,615	75,845
Systemax, Inc.	6,181	134,375
Talbots, Inc.*	16,548	214,462
Tractor Supply Co.	16,786	974,427
Ulta Salon Cosmetics & Fragrance, Inc.*	12,444	281,483
Vitamin Shoppe, Inc.*	4,695	105,403
West Marine, Inc.*	7,572	82,156
Wet Seal, Inc., Class A*	36,522	173,845
Zale Corp.*	17,769	48,687
Zumiez, Inc.*	7,961	163,121

		16,508,367

Textiles, Apparel & Luxury Goods (1.3%)
American Apparel, Inc.*	27,771	84,146
Carter’s, Inc.*	26,612	802,352
Cherokee, Inc.	7,437	133,866
Columbia Sportswear Co.	4,726	248,257
Crocs, Inc.*	37,485	328,743
Deckers Outdoor Corp.*	6,108	842,904
Fossil, Inc.*	21,280	803,107
Fuqi International, Inc.*	6,312	68,801
G-III Apparel Group Ltd.*	5,629	155,135
Iconix Brand Group, Inc.*	31,322	481,106
Jones Apparel Group, Inc.	39,000	741,780
Kenneth Cole Productions, Inc., Class A*	6,753	86,506
K-Swiss, Inc., Class A*	11,074	115,834
Liz Claiborne, Inc.*	40,484	300,796
Lululemon Athletica, Inc.*	18,052	749,158
Maidenform Brands, Inc.*	7,355	160,707
Movado Group, Inc.*	12,595	142,072
Oxford Industries, Inc.	4,592	93,355
Perry Ellis International, Inc.*	6,126	138,754
Quiksilver, Inc.*	50,673	239,683
Skechers U.S.A., Inc., Class A*	14,694	533,686
Steven Madden Ltd.*	7,205	351,604
Timberland Co., Class A*	18,472	394,193
True Religion Apparel, Inc.*	11,325	343,827
Under Armour, Inc., Class A*	15,094	443,915
Unifi, Inc.*	21,191	77,135
UniFirst Corp.	6,388	328,982
Volcom, Inc.*	8,068	157,487
Warnaco Group, Inc.*	21,442	1,022,998
Weyco Group, Inc.	2,857	$67,197
Wolverine World Wide, Inc.	22,239	648,489

		11,086,575

Total Consumer Discretionary		69,897,263

Consumer Staples (1.7%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,099	214,214
Coca-Cola Bottling Co. Consolidated	2,250	131,985
Heckmann Corp.*	38,083	220,881
National Beverage Corp.	6,439	71,602

		638,682

Food & Staples Retailing (0.4%)
Andersons, Inc.	7,833	262,249
Arden Group, Inc., Class A	1,129	119,990
Casey’s General Stores, Inc.	23,655	742,767
Diedrich Coffee, Inc.*	1,802	62,710
Great Atlantic & Pacific Tea Co., Inc.*	14,316	109,804
Ingles Markets, Inc., Class A	8,870	133,316
Nash Finch Co.	4,962	166,971
Pantry, Inc.*	10,613	132,556
Pricesmart, Inc.	6,072	141,174
Ruddick Corp.	19,223	608,216
Spartan Stores, Inc.	10,826	156,111
Susser Holdings Corp.*	11,581	97,859
United Natural Foods, Inc.*	18,598	523,162
Village Super Market, Inc., Class A	3,565	99,927
Weis Markets, Inc.	4,245	154,348
Winn-Dixie Stores, Inc.*	23,090	288,394

		3,799,554

Food Products (0.8%)
AgFeed Industries, Inc.*	19,891	87,321
Alico, Inc.	4,473	112,943
American Dairy, Inc.*	4,210	80,621
American Italian Pasta Co., Class A*	9,196	357,449
B&G Foods, Inc., Class A	16,835	176,431
Calavo Growers, Inc.	5,686	103,713
Cal-Maine Foods, Inc.	6,136	207,949
Chiquita Brands International, Inc.*	19,945	313,735
Darling International, Inc.*	36,714	328,957
Diamond Foods, Inc.	8,593	361,250
Dole Food Co., Inc.*	14,980	177,513
Farmer Bros Co.	6,504	121,885
Fresh Del Monte Produce, Inc.*	17,611	356,623
Griffin Land & Nurseries, Inc.	2,340	67,977
Hain Celestial Group, Inc.*	18,436	319,865
Harbinger Group, Inc.*	459	3,107
HQ Sustainable Maritime Industries, Inc.*	4,388	26,328
Imperial Sugar Co.	6,891	106,879
J&J Snack Foods Corp.	5,823	253,126
Lancaster Colony Corp.	8,394	494,910
Lance, Inc.	11,890	275,016
Lifeway Foods, Inc.*	4,443	52,738
Omega Protein Corp.*	2,984	17,158
Overhill Farms, Inc.*	2,539	14,802
Sanderson Farms, Inc.	9,375	502,594
Seneca Foods Corp., Class A*	3,881	113,015
Smart Balance, Inc.*	24,121	156,304
Synutra International, Inc.*	8,374	189,336
Tootsie Roll Industries, Inc.	10,212	276,043
TreeHouse Foods, Inc.*	15,085	661,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zhongpin, Inc.*	11,408	$144,882

		6,462,249

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	2,455	24,501
Central Garden & Pet Co., Class A*	26,384	241,677
Oil-Dri Corp. of America	4,029	77,881
Orchids Paper Products Co.*	4,052	66,655
WD-40 Co.	7,222	237,098

		647,812

Personal Products (0.2%)
American Oriental Bioengineering, Inc.*	32,670	133,294
China Sky One Medical, Inc.*	7,553	118,658
China-Biotics, Inc.*	5,829	104,397
Elizabeth Arden, Inc.*	11,138	200,484
Female Health Co.	4,190	30,042
Inter Parfums, Inc.	6,915	102,480
Mannatech, Inc.	3,916	13,079
Medifast, Inc.*	5,869	147,488
Nu Skin Enterprises, Inc., Class A	22,426	652,597
Nutraceutical International Corp.*	1,970	29,432
Prestige Brands Holdings, Inc.*	7,139	64,251
Revlon, Inc., Class A*	8,459	125,616
Schiff Nutrition International, Inc.	10,543	86,242
USANA Health Sciences, Inc.*	4,392	137,953

		1,946,013

Tobacco (0.1%)
Alliance One International, Inc.*	45,397	231,071
Star Scientific, Inc.*	31,641	80,684
Universal Corp.	11,194	589,812
Vector Group Ltd.	15,512	239,350

		1,140,917

Total Consumer Staples		14,635,227

Energy (2.6%)
Energy Equipment & Services (0.8%)
Allis-Chalmers Energy, Inc.*	21,218	75,112
Basic Energy Services, Inc.*	11,344	87,462
Bolt Technology Corp.*	5,894	66,661
Boots & Coots, Inc.*	20,132	48,921
Bristow Group, Inc.*	15,652	590,550
Bronco Drilling Co., Inc.*	17,415	81,851
Cal Dive International, Inc.*	15,513	113,710
CARBO Ceramics, Inc.	9,089	566,608
Complete Production Services, Inc.*	24,705	285,343
Dawson Geophysical Co.*	3,762	110,001
Dril-Quip, Inc.*	13,607	827,850
ENGlobal Corp.*	12,622	34,963
Geokinetics, Inc.*	1,375	9,914
Global Industries Ltd.*	42,175	270,764
Gulf Island Fabrication, Inc.	6,485	141,049
Gulfmark Offshore, Inc., Class A*	9,126	242,295
Hercules Offshore, Inc.*	49,492	213,311
Hornbeck Offshore Services, Inc.*	10,543	195,784
ION Geophysical Corp.*	45,578	224,244
Key Energy Services, Inc.*	53,643	512,291
Lufkin Industries, Inc.	6,385	505,373
Matrix Service Co.*	8,936	96,151
Natural Gas Services Group, Inc.*	6,261	99,362
Newpark Resources, Inc.*	38,425	201,731
OYO Geospace Corp.*	2,172	103,843
Parker Drilling Co.*	48,597	239,583
PHI, Inc.*	8,188	173,422
Pioneer Drilling Co.*	17,941	126,305
RPC, Inc.	11,332	$126,125
Sulphco, Inc.*	88,301	25,607
Superior Well Services, Inc.*	8,084	108,164
T-3 Energy Services, Inc.*	5,386	132,280
TETRA Technologies, Inc.*	32,115	392,445
TGC Industries, Inc.*	1,385	5,595
Union Drilling, Inc.*	16,215	99,884
Vantage Drilling Co.*	34,976	51,764
Willbros Group, Inc.*	16,618	199,582

		7,385,900

Oil, Gas & Consumable Fuels (1.8%)
Alon USA Energy, Inc.	13,557	98,288
Apco Oil and Gas International, Inc.	4,964	134,326
Approach Resources, Inc.*	9,354	84,934
Arena Resources, Inc.*	17,736	592,382
Atlas Energy, Inc.*	30,749	956,909
ATP Oil & Gas Corp.*	16,080	302,465
Berry Petroleum Co., Class A	20,208	569,057
Bill Barrett Corp.*	18,168	557,939
BPZ Resources, Inc.*	37,413	274,986
Brigham Exploration Co.*	44,732	713,475
Carrizo Oil & Gas, Inc.*	12,278	281,780
Cheniere Energy, Inc.*	31,823	98,333
Clayton Williams Energy, Inc.*	2,483	86,855
Clean Energy Fuels Corp.*	15,458	352,133
Cloud Peak Energy, Inc.*	14,238	236,920
Contango Oil & Gas Co.*	5,241	268,077
CREDO Petroleum Corp.*	705	6,972
Crosstex Energy, Inc.*	22,595	196,351
Cubic Energy, Inc.*	1,936	2,052
CVR Energy, Inc.*	14,058	123,008
Delek U.S. Holdings, Inc.	14,018	102,051
Delta Petroleum Corp.*	110,895	156,362
DHT Holdings, Inc.	36,033	141,249
Endeavour International Corp.*	68,951	87,568
Evergreen Energy, Inc.*	117,562	21,161
FX Energy, Inc.*	23,178	79,501
General Maritime Corp.	22,396	161,027
GeoResources, Inc.*	7,360	112,387
GMX Resources, Inc.*	13,958	114,735
Golar LNG Ltd.*	12,427	145,396
Goodrich Petroleum Corp.*	11,343	177,405
Gran Tierra Energy, Inc.*	87,531	516,433
Green Plains Renewable Energy, Inc.*	8,026	114,531
Gulfport Energy Corp.*	10,982	123,438
Harvest Natural Resources, Inc.*	27,260	205,268
International Coal Group, Inc.*	45,136	206,272
Isramco, Inc.*	1,055	69,155
James River Coal Co.*	11,965	190,243
Knightsbridge Tankers Ltd.	7,414	125,593
McMoRan Exploration Co.*	34,558	505,584
Nordic American Tanker Shipping Ltd.	21,100	638,697
Northern Oil and Gas, Inc.*	15,233	241,443
Oilsands Quest, Inc.*	113,593	83,968
Panhandle Oil and Gas, Inc., Class A	5,581	131,879
Patriot Coal Corp.*	34,467	705,195
Penn Virginia Corp.	20,845	510,702
Petroleum Development Corp.*	7,705	178,525
PetroQuest Energy, Inc.*	20,374	102,481
PrimeEnergy Corp.*	1,082	29,138
Rex Energy Corp.*	12,403	141,270
Rosetta Resources, Inc.*	23,585	555,427
Ship Finance International Ltd.	20,055	356,177

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Stone Energy Corp.*	19,688	$349,462
Swift Energy Co.*	16,707	513,573
Syntroleum Corp.*	26,246	55,642
Teekay Tankers Ltd., Class A	9,958	125,172
Toreador Resources Corp.*	6,730	55,051
Uranerz Energy Corp.*	8,622	16,037
Uranium Energy Corp.*	27,874	89,754
USEC, Inc.*	47,635	274,854
VAALCO Energy, Inc.*	34,890	172,357
Venoco, Inc.*	8,368	107,361
W&T Offshore, Inc.	13,214	110,998
Warren Resources, Inc.*	34,092	85,912
Western Refining, Inc.*	26,633	146,482
Westmoreland Coal Co.*	1,851	23,360
World Fuel Services Corp.	27,700	737,928
Zion Oil & Gas, Inc.*	2,289	14,169

		15,845,615

Total Energy		23,231,515

Financials (11.2%)
Capital Markets (1.4%)
Allied Capital Corp.*	76,449	379,952
American Capital Ltd.*	123,855	629,183
Apollo Investment Corp.	78,002	992,966
Ares Capital Corp.	53,339	791,551
Artio Global Investors, Inc.	12,797	316,598
BGC Partners, Inc., Class A	27,139	165,819
BlackRock Kelso Capital Corp.	9,864	98,245
Broadpoint Gleacher Securities, Inc.*	22,474	89,896
Calamos Asset Management, Inc., Class A	4,214	60,429
Capital Southwest Corp.	1,555	141,318
Cohen & Steers, Inc.	8,098	202,126
Cowen Group, Inc., Class A*	12,744	72,131
Diamond Hill Investment Group, Inc.	1,625	111,475
Duff & Phelps Corp., Class A	6,075	101,696
E*TRADE Financial Corp.*	721,705	1,190,813
Epoch Holding Corp.	6,342	71,601
Evercore Partners, Inc., Class A	6,277	188,310
FBR Capital Markets Corp.*	8,664	39,421
Fifth Street Finance Corp.	18,998	220,567
GAMCO Investors, Inc., Class A	2,809	127,810
GFI Group, Inc.	23,325	134,819
Gladstone Capital Corp.	15,393	181,637
Gladstone Investment Corp.	3,989	23,854
Harris & Harris Group, Inc.*	13,541	62,424
Hercules Technology Growth Capital, Inc.	15,481	163,944
International Assets Holding Corp.*	5,692	85,209
JMP Group, Inc.	7,674	65,229
KBW, Inc.*	15,253	410,306
Knight Capital Group, Inc., Class A*	43,769	667,477
Kohlberg Capital Corp.	3,599	20,370
LaBranche & Co., Inc.*	25,447	133,851
Main Street Capital Corp.	3,186	49,733
MCG Capital Corp.*	30,252	157,613
MF Global Holdings Ltd.*	41,659	336,188
MVC Capital, Inc.	9,540	129,458
NGP Capital Resources Co.	12,566	107,062
Oppenheimer Holdings, Inc., Class A	4,337	110,637
optionsXpress Holdings, Inc.*	16,812	273,868
PennantPark Investment Corp.	12,538	129,894
Penson Worldwide, Inc.*	11,505	115,855
Piper Jaffray Cos., Inc.*	9,081	365,964
Prospect Capital Corp.	29,216	354,974
Pzena Investment Management, Inc., Class A*	8,868	$67,663
Riskmetrics Group, Inc.*	10,297	232,815
Safeguard Scientifics, Inc.*	13,421	174,473
Sanders Morris Harris Group, Inc.	11,371	70,387
Solar Capital Ltd.	1,603	33,887
Stifel Financial Corp.*	13,649	733,634
SWS Group, Inc.	11,979	138,118
Thomas Weisel Partners Group, Inc.*	3,328	13,046
TICC Capital Corp.	7,753	51,092
TradeStation Group, Inc.*	20,533	143,936
Triangle Capital Corp.	2,799	39,298
U.S. Global Investors, Inc., Class A	7,095	70,170
Virtus Investment Partners, Inc.*	1,788	37,262
Westwood Holdings Group, Inc.	3,633	133,694

		12,011,748

Commercial Banks (3.3%)
1st Source Corp.	8,626	151,386
Alliance Financial Corp./New York	1,293	38,118
American National Bankshares, Inc.	859	17,309
Ameris Bancorp	3,183	28,743
Ames National Corp.	6,618	132,691
Arrow Financial Corp.	5,603	150,665
Auburn National Bancorp., Inc.	71	1,466
BancFirst Corp.	1,770	74,181
Banco Latinoamericano de Comercio Exterior S.A.	12,929	185,660
Bancorp Rhode Island, Inc.	432	11,815
Bancorp, Inc./Delaware*	11,924	106,124
Bank of Kentucky Financial Corp.	2,426	48,374
Bank of Marin Bancorp/California	2,644	87,464
Bank of the Ozarks, Inc.	6,387	224,759
Banner Corp.	8,155	31,315
Bar Harbor Bankshares	1,019	31,079
Boston Private Financial Holdings, Inc.	31,375	231,234
Bridge Bancorp, Inc.	3,043	71,206
Bryn Mawr Bank Corp.	5,961	108,192
Camden National Corp.	3,729	119,738
Cape Bancorp, Inc.*	3,631	29,302
Capital City Bank Group, Inc.	5,922	84,388
Cardinal Financial Corp.	11,095	118,495
Cathay General Bancorp	30,837	359,251
Center Bancorp, Inc.	1,669	13,869
Centerstate Banks, Inc.	10,540	129,115
Central Pacific Financial Corp.*	18,170	30,526
Century Bancorp, Inc./Massachusetts, Class A	2,038	39,130
Chemical Financial Corp.	8,712	205,777
Chicopee Bancorp, Inc.*	582	7,391
Citizens & Northern Corp.	3,710	46,560
Citizens Holding Co.	2,411	59,503
Citizens Republic Bancorp, Inc.*	173,918	205,223
City Holding Co.	7,348	251,963
CNB Financial Corp./Pennsylvania	3,946	60,926
CoBiz Financial, Inc.	16,325	101,705
Columbia Banking System, Inc.	13,008	264,192
Community Bank System, Inc.	15,680	357,190
Community Trust Bancorp, Inc.	7,181	194,533
CVB Financial Corp.	38,362	380,935
Danvers Bancorp, Inc.	8,904	123,142
Eagle Bancorp, Inc.*	7,371	87,346
East West Bancorp, Inc.	50,330	876,749
Enterprise Bancorp, Inc./Massachusetts	373	4,554

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Enterprise Financial Services Corp.	5,609	$62,036
F.N.B. Corp./Pennsylvania	48,141	390,424
Farmers Capital Bank Corp.	3,075	26,353
Financial Institutions, Inc.	5,131	75,015
First Bancorp, Inc./Maine	4,053	64,605
First Bancorp/North Carolina	8,679	117,340
First BanCorp/Puerto Rico	48,172	116,095
First Busey Corp.	25,360	112,091
First California Financial Group, Inc.*	608	1,605
First Commonwealth Financial Corp.	40,725	273,265
First Community Bancshares, Inc./Virginia	10,071	124,578
First Financial Bancorp	23,471	417,549
First Financial Bankshares, Inc.	8,921	459,878
First Financial Corp./Indiana	4,608	133,448
First Merchants Corp.	6,987	48,630
First Midwest Bancorp, Inc./Illinois	33,943	459,928
First of Long Island Corp.	2,928	70,565
First South Bancorp, Inc./North Carolina	1,411	17,638
FirstMerit Corp.	39,760	857,623
German American Bancorp, Inc.	5,273	79,780
Glacier Bancorp, Inc.	30,326	461,865
Great Southern Bancorp, Inc.	6,476	145,321
Guaranty Bancorp*	15,166	24,114
Hampton Roads Bankshares, Inc.	4,781	7,458
Hancock Holding Co.	12,180	509,246
Harleysville National Corp.	16,044	107,495
Heartland Financial USA, Inc.	7,369	117,683
Heritage Financial Corp./Washington*	1,420	21,428
Home Bancorp, Inc.*	1,919	26,866
Home Bancshares, Inc./Arkansas	7,639	201,975
IBERIABANK Corp.	12,333	740,103
Independent Bank Corp./Massachusetts	9,801	241,693
International Bancshares Corp.	22,840	525,092
Investors Bancorp, Inc.*	19,562	258,218
Lakeland Bancorp, Inc.	17,932	158,698
Lakeland Financial Corp.	5,149	98,088
MainSource Financial Group, Inc.	11,871	79,892
MB Financial, Inc.	21,726	489,487
Merchants Bancshares, Inc.	2,513	54,557
Metro Bancorp, Inc.*	8,169	112,487
Midsouth Bancorp, Inc.	1,980	32,670
Nara Bancorp, Inc.*	16,019	140,326
National Bankshares, Inc./Virginia	3,213	87,554
National Penn Bancshares, Inc.	56,875	392,438
NBT Bancorp, Inc.	15,382	351,479
Northfield Bancorp, Inc./New Jersey	10,195	147,624
Northrim BanCorp, Inc.	810	13,835
Norwood Financial Corp.	56	1,512
Ohio Valley Banc Corp.	452	9,736
Old National Bancorp/Indiana	39,703	474,451
Old Second Bancorp, Inc.	5,802	38,235
OmniAmerican Bancorp, Inc.*	3,337	38,476
Oriental Financial Group, Inc.	12,077	163,039
Orrstown Financial Services, Inc.	4,178	105,996
Pacific Capital Bancorp N.A.*	21,922	39,679
Pacific Continental Corp.	7,582	79,611
PacWest Bancorp	12,583	287,144
Park National Corp.	4,729	294,664
Peapack Gladstone Financial Corp.	4,784	75,157
Penns Woods Bancorp, Inc.	550	18,453
Peoples Bancorp, Inc./Ohio	4,613	76,022
Peoples Financial Corp./Mississippi	1,623	$24,296
Pinnacle Financial Partners, Inc.*	15,915	240,476
Porter Bancorp, Inc.	2,835	37,139
Premierwest Bancorp*	8,878	3,995
PrivateBancorp, Inc.	24,211	331,691
Prosperity Bancshares, Inc.	21,635	887,035
Renasant Corp.	10,082	163,127
Republic Bancorp, Inc./Kentucky, Class A	7,237	136,345
S&T Bancorp, Inc.	10,624	222,042
Sandy Spring Bancorp, Inc.	12,503	187,545
Santander BanCorp*	4,297	52,724
SCBT Financial Corp.	5,837	216,202
Shore Bancshares, Inc.	6,389	91,043
Sierra Bancorp	4,325	55,749
Signature Bank/New York*	18,425	682,646
Simmons First National Corp., Class A	6,456	177,992
Smithtown Bancorp, Inc.	11,473	47,383
South Financial Group, Inc.	125,154	86,519
Southside Bancshares, Inc.	5,528	119,239
Southwest Bancorp, Inc./Oklahoma	6,643	54,938
State Bancorp, Inc./New York	3,259	25,648
StellarOne Corp.	13,665	182,701
Sterling Bancorp/New York	10,102	101,525
Sterling Bancshares, Inc./Texas	39,659	221,297
Suffolk Bancorp	3,818	117,251
Sun Bancorp, Inc./New Jersey*	8,882	34,995
Susquehanna Bancshares, Inc.	58,391	572,816
SVB Financial Group*	18,587	867,269
SY Bancorp, Inc.	4,962	112,886
Texas Capital Bancshares, Inc.*	16,224	308,094
Tompkins Financial Corp.	3,652	133,225
Tower Bancorp, Inc.	3,119	83,496
TowneBank/Virginia	10,856	151,550
Trico Bancshares	8,309	165,349
Trustmark Corp.	27,845	680,253
UMB Financial Corp.	14,545	590,527
Umpqua Holdings Corp.	41,054	544,376
Union First Market Bankshares Corp.	10,222	154,352
United Bankshares, Inc.	18,089	474,294
United Community Banks, Inc./Georgia*	35,850	158,098
United Security Bancshares, Inc./Alabama	928	13,892
Univest Corp. of Pennsylvania	5,722	106,944
Washington Banking Co.	7,856	98,907
Washington Trust Bancorp, Inc.	9,141	170,388
Webster Financial Corp.	31,114	544,184
WesBanco, Inc.	9,732	158,242
West Bancorp, Inc.	8,786	57,812
Westamerica Bancorp	13,759	793,206
Western Alliance Bancorp*	22,759	129,499
Wilber Corp.	164	1,074
Wilshire Bancorp, Inc.	11,495	126,790
Wintrust Financial Corp.	12,017	447,153
Yadkin Valley Financial Corp.	3,993	17,170

		29,204,986

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	26,102	151,914
Cardtronics, Inc.*	7,318	91,987
Cash America International, Inc.	13,232	522,399
CompuCredit Holdings Corp.	23,764	122,622
Credit Acceptance Corp.*	2,952	121,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar Financial Corp.*	10,149	$244,185
EZCORP, Inc., Class A*	20,266	417,480
First Cash Financial Services, Inc.*	10,361	223,487
First Marblehead Corp.*	31,726	90,102
Nelnet, Inc., Class A	9,316	172,905
Rewards Network, Inc.	888	11,899
World Acceptance Corp.*	7,482	269,951

		2,440,671

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	16,902	106,652
California First National Bancorp	3,600	48,060
Compass Diversified Holdings	12,749	194,550
Encore Capital Group, Inc.*	6,307	103,750
Life Partners Holdings, Inc.	4,497	99,698
MarketAxess Holdings, Inc.	14,796	232,741
Medallion Financial Corp.	12,355	98,346
NewStar Financial, Inc.*	24,460	156,055
PHH Corp.*	23,840	561,909
PICO Holdings, Inc.*	9,618	357,693
Portfolio Recovery Associates, Inc.*	7,249	397,753
Primus Guaranty Ltd.*	20,828	87,477
Resource America, Inc., Class A	1,826	8,765

		2,453,449

Insurance (1.6%)
Ambac Financial Group, Inc.*	100,759	56,103
American Equity Investment Life Holding Co.	24,462	260,520
American Physicians Capital, Inc.	3,038	97,064
American Physicians Service Group, Inc.	3,445	86,125
American Safety Insurance Holdings Ltd.*	5,815	96,471
AMERISAFE, Inc.*	8,165	133,661
Amtrust Financial Services, Inc.	9,932	138,551
Argo Group International Holdings Ltd.	13,313	433,871
Assured Guaranty Ltd.	56,382	1,238,713
Baldwin & Lyons, Inc., Class B	2,340	56,371
Citizens, Inc./Texas*	21,294	147,142
CNA Surety Corp.*	10,258	182,490
Conseco, Inc.*	115,934	721,109
Crawford & Co., Class B*	24,283	98,832
Delphi Financial Group, Inc., Class A	19,964	502,294
Donegal Group, Inc., Class A	7,529	109,246
Eastern Insurance Holdings, Inc.	955	9,684
eHealth, Inc.*	10,979	172,919
EMC Insurance Group, Inc.	2,517	56,683
Employers Holdings, Inc.	18,691	277,561
Enstar Group, Ltd.*	2,800	193,648
FBL Financial Group, Inc., Class A	4,685	114,689
First Acceptance Corp.*	16,300	33,252
First Mercury Financial Corp.	5,372	69,997
Flagstone Reinsurance Holdings Ltd.	18,488	211,872
FPIC Insurance Group, Inc.*	4,761	129,071
Greenlight Capital Reinsurance Ltd., Class A*	11,936	318,452
Hallmark Financial Services*	5,877	52,893
Harleysville Group, Inc.	5,892	198,914
Hilltop Holdings, Inc.*	16,347	192,077
Horace Mann Educators Corp.	16,211	244,138
Independence Holding Co.	5,537	52,546
Infinity Property & Casualty Corp.	5,668	257,554
Kansas City Life Insurance Co.	2,505	79,108
Maiden Holdings Ltd.	20,583	152,108
Max Capital Group Ltd.	20,162	$463,524
Meadowbrook Insurance Group, Inc.	25,629	202,469
Mercer Insurance Group, Inc.	667	12,006
Montpelier Reinsurance Holdings Ltd.	36,901	620,306
National Financial Partners Corp.*	18,279	257,734
National Interstate Corp.	6,756	139,917
National Western Life Insurance Co., Class A	830	153,010
Navigators Group, Inc.*	5,788	227,642
NYMAGIC, Inc.	2,698	57,279
Phoenix Cos., Inc.*	42,380	102,560
Platinum Underwriters Holdings Ltd.	24,002	889,994
PMA Capital Corp., Class A*	18,566	113,995
Presidential Life Corp.	13,081	130,418
ProAssurance Corp.*	15,103	884,130
RLI Corp.	8,159	465,226
Safety Insurance Group, Inc.	5,781	217,770
SeaBright Insurance Holdings, Inc.	10,383	114,317
Selective Insurance Group, Inc.	22,257	369,466
State Auto Financial Corp.	8,724	156,596
Stewart Information Services Corp.	10,429	143,920
Tower Group, Inc.	20,334	450,805
United America Indemnity Ltd., Class A*	14,854	142,153
United Fire & Casualty Co.	7,880	141,761
Universal Insurance Holdings, Inc.	11,869	60,057
Zenith National Insurance Corp.	16,267	623,351

		14,316,135

Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	16,826	300,512
Agree Realty Corp. (REIT)	3,987	91,143
Alexander’s, Inc. (REIT)*	868	259,645
American Campus Communities, Inc. (REIT)	24,350	673,521
American Capital Agency Corp. (REIT)	7,940	203,264
Anworth Mortgage Asset Corp. (REIT)	51,163	344,839
Apollo Commercial Real Estate Finance, Inc. (REIT)	6,862	123,585
Ashford Hospitality Trust, Inc. (REIT)*	23,382	167,649
Associated Estates Realty Corp. (REIT)	4,795	66,123
BioMed Realty Trust, Inc. (REIT)	46,192	764,016
CapLease, Inc. (REIT)	25,546	141,780
Capstead Mortgage Corp. (REIT)	30,367	363,189
CBL & Associates Properties, Inc. (REIT)	63,086	864,278
Cedar Shopping Centers, Inc. (REIT)	18,153	143,590
Chesapeake Lodging Trust (REIT)*	2,166	42,172
Cogdell Spencer, Inc. (REIT)	13,892	102,801
Colonial Properties Trust (REIT)	29,696	382,484
Colony Financial, Inc. (REIT)	6,685	133,700
Cousins Properties, Inc. (REIT)	30,882	256,629
CreXus Investment Corp. (REIT)	6,691	89,459
Cypress Sharpridge Investments, Inc. (REIT)	5,942	79,504
DCT Industrial Trust, Inc. (REIT)	90,544	473,545
Developers Diversified Realty Corp. (REIT)	93,691	1,140,219
DiamondRock Hospitality Co. (REIT)*	59,403	600,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
DuPont Fabros Technology, Inc. (REIT)	11,248	$242,844
Dynex Capital, Inc. (REIT)	4,963	44,667
EastGroup Properties, Inc. (REIT)	11,938	450,540
Education Realty Trust, Inc. (REIT)	27,155	155,870
Entertainment Properties Trust (REIT)	18,415	757,409
Equity Lifestyle Properties, Inc. (REIT)	11,514	620,374
Equity One, Inc. (REIT)	14,270	269,560
Extra Space Storage, Inc. (REIT)	37,287	472,799
FelCor Lodging Trust, Inc. (REIT)*	39,895	227,401
First Industrial Realty Trust, Inc. (REIT)*	24,454	189,763
First Potomac Realty Trust (REIT)	14,912	224,127
Franklin Street Properties Corp. (REIT)	28,233	407,402
Getty Realty Corp. (REIT)	8,279	193,729
Gladstone Commercial Corp. (REIT)	5,503	79,518
Glimcher Realty Trust (REIT)	42,844	217,219
Government Properties Income Trust (REIT)	8,342	216,975
Gramercy Capital Corp./New York (REIT)*	27,283	76,120
Hatteras Financial Corp. (REIT)	16,779	432,395
Healthcare Realty Trust, Inc. (REIT)	28,193	656,615
Hersha Hospitality Trust (REIT)	51,565	267,107
Highwoods Properties, Inc. (REIT)	32,726	1,038,396
Home Properties, Inc. (REIT)	16,022	749,830
Inland Real Estate Corp. (REIT)	31,187	285,361
Invesco Mortgage Capital, Inc. (REIT)	8,520	195,960
Investors Real Estate Trust (REIT)	32,316	291,490
iStar Financial, Inc. (REIT)*	25,421	116,682
Kilroy Realty Corp. (REIT)	20,544	633,577
Kite Realty Group Trust (REIT)	27,867	131,811
LaSalle Hotel Properties (REIT)	28,836	671,879
Lexington Realty Trust (REIT)	40,027	260,576
LTC Properties, Inc. (REIT)	10,317	279,178
Medical Properties Trust, Inc. (REIT)	33,747	353,669
MFA Financial, Inc. (REIT)	131,571	968,363
Mid-America Apartment Communities, Inc. (REIT)	13,049	675,808
Mission West Properties, Inc. (REIT)	8,870	61,026
Monmouth Real Estate Investment Corp. (REIT), Class A	14,177	119,229
National Health Investors, Inc. (REIT)	11,253	436,166
National Retail Properties, Inc. (REIT)	37,645	859,435
NorthStar Realty Finance Corp. (REIT)	43,335	182,440
Omega Healthcare Investors, Inc. (REIT)	40,035	780,282
Parkway Properties, Inc./Maryland (REIT)	9,153	171,893
Pebblebrook Hotel Trust (REIT)*	8,937	187,945
Pennsylvania Real Estate Investment Trust (REIT)	16,297	203,224
Pennymac Mortgage Investment Trust (REIT)*	4,919	81,705
Post Properties, Inc. (REIT)	21,978	483,956
Potlatch Corp. (REIT)	17,521	613,936
PS Business Parks, Inc. (REIT)	7,796	416,306
RAIT Financial Trust (REIT)*	34,864	69,031
Ramco-Gershenson Properties Trust (REIT)	11,429	$128,691
Redwood Trust, Inc. (REIT)	33,446	515,737
Resource Capital Corp. (REIT)	21,904	148,071
Saul Centers, Inc. (REIT)	3,584	148,378
Sovran Self Storage, Inc. (REIT)	11,943	416,333
Strategic Hotels & Resorts, Inc. (REIT)*	38,144	162,112
Sun Communities, Inc. (REIT)	8,027	202,280
Sunstone Hotel Investors, Inc. (REIT)*	43,138	481,851
Tanger Factory Outlet Centers (REIT)	19,061	822,673
Terreno Realty Corp. (REIT)*	2,394	47,234
Transcontinental Realty Investors, Inc.*	3,400	42,568
UMH Properties, Inc. (REIT)	2,982	24,363
Universal Health Realty Income Trust (REIT)	4,726	167,017
Urstadt Biddle Properties, Inc. (REIT), Class A	8,905	140,788
U-Store-It Trust (REIT)	33,281	239,623
Walter Investment Management Corp. (REIT)	10,525	168,400
Washington Real Estate Investment Trust (REIT)	26,496	809,453
Winthrop Realty Trust (REIT)	9,001	108,372

		30,103,743

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	3,600	38,700
Avatar Holdings, Inc.*	2,346	51,002
China Housing & Land Development, Inc.*	7,751	29,454
Consolidated-Tomoka Land Co.	3,149	99,225
Forestar Group, Inc.*	15,268	288,260
Tejon Ranch Co.*	4,823	147,198

		653,839

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	12,241	96,704
Astoria Financial Corp.	39,222	568,719
Bank Mutual Corp.	18,665	121,322
BankFinancial Corp.	9,144	83,850
Beneficial Mutual Bancorp, Inc.*	14,049	133,185
Berkshire Hills Bancorp, Inc.	5,766	105,691
Brookline Bancorp, Inc.	26,966	286,918
Brooklyn Federal Bancorp, Inc.	6,352	53,357
Clifton Savings Bancorp, Inc.	11,814	109,516
Dime Community Bancshares, Inc.	10,268	129,685
Doral Financial Corp.*	3,427	14,770
ESB Financial Corp.	5,086	65,559
ESSA Bancorp, Inc.	8,890	111,481
First Defiance Financial Corp.	1,154	11,678
First Financial Holdings, Inc.	6,691	100,766
First Financial Northwest, Inc.	6,868	46,908
First Financial Service Corp.	48	420
Flagstar Bancorp, Inc.*	131,729	79,037
Flushing Financial Corp.	11,434	144,754
Fox Chase Bancorp, Inc.*	142	1,535
Home Federal Bancorp, Inc./Idaho	9,622	139,615
Kearny Financial Corp.	12,956	135,131
Legacy Bancorp., Inc./Massachusetts	633	6,007
Meridian Interstate Bancorp, Inc.*	10,214	106,226
MGIC Investment Corp.*	55,413	607,881
NASB Financial, Inc.	2,641	61,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
NewAlliance Bancshares, Inc.	50,340	$635,291
Northwest Bancshares, Inc.	17,149	201,329
OceanFirst Financial Corp.	12,427	141,171
Ocwen Financial Corp.*	24,273	269,188
Oritani Financial Corp.	9,129	146,703
PMI Group, Inc.*	58,771	318,539
Provident Financial Services, Inc.	27,284	324,680
Provident New York Bancorp	14,697	139,328
Radian Group, Inc.	37,160	581,182
Rockville Financial, Inc.	7,334	89,401
Roma Financial Corp.	7,775	97,498
Territorial Bancorp, Inc.	4,826	91,839
Tree.com, Inc.*	725	6,634
TrustCo Bank Corp. NY/New York	34,494	212,828
United Financial Bancorp, Inc.	9,701	135,620
ViewPoint Financial Group	6,170	100,016
Waterstone Financial, Inc.*	15,793	57,171
Westfield Financial, Inc.	10,759	98,875
WSFS Financial Corp.	3,207	125,073

		7,094,141

Total Financials		98,278,712

Health Care (7.6%)
Biotechnology (2.1%)
Acorda Therapeutics, Inc.*	17,072	583,862
Affymax, Inc.*	7,399	173,359
Alkermes, Inc.*	43,181	560,058
Allos Therapeutics, Inc.*	31,256	232,232
Alnylam Pharmaceuticals, Inc.*	15,127	257,462
AMAG Pharmaceuticals, Inc.*	9,927	346,552
Amicus Therapeutics, Inc.*	6,260	19,969
Arena Pharmaceuticals, Inc.*	40,585	125,813
ARIAD Pharmaceuticals, Inc.*	46,017	156,458
ArQule, Inc.*	18,705	107,741
Array BioPharma, Inc.*	23,673	64,864
AVI BioPharma, Inc.*	39,547	47,061
BioCryst Pharmaceuticals, Inc.*	13,359	87,769
Biospecifics Technologies Corp.*	1,816	50,394
Celera Corp.*	34,342	243,828
Cell Therapeutics, Inc.*	278,229	150,438
Celldex Therapeutics, Inc.*	16,800	103,152
Cepheid, Inc.*	25,795	450,897
Chelsea Therapeutics International, Inc.*	8,269	29,355
Clinical Data, Inc.*	8,562	166,103
Cubist Pharmaceuticals, Inc.*	24,948	562,328
Curis, Inc.*	36,134	110,931
Cytokinetics, Inc.*	33,100	105,920
Cytori Therapeutics, Inc.*	15,423	70,329
Dyax Corp.*	28,171	96,063
Emergent Biosolutions, Inc.*	7,470	125,421
Enzon Pharmaceuticals, Inc.*	23,476	238,986
Exelixis, Inc.*	47,678	289,405
Facet Biotech Corp.*	10,431	281,533
Genomic Health, Inc.*	5,651	99,401
Geron Corp.*	42,512	241,468
GTx, Inc.*	16,452	54,950
Halozyme Therapeutics, Inc.*	28,695	229,273
Hemispherx Biopharma, Inc.*	86,568	64,060
Human Genome Sciences, Inc.#*	84,338	2,547,008
Idenix Pharmaceuticals, Inc.*	10,203	28,772
Idera Pharmaceuticals, Inc.*	10,449	64,888
Immunogen, Inc.*	24,314	196,700
Immunomedics, Inc.*	42,993	142,737
Incyte Corp.*	38,563	538,339
Infinity Pharmaceuticals, Inc.*	9,451	$57,651
Insmed, Inc.*	55,080	64,994
InterMune, Inc.*	20,664	920,994
Isis Pharmaceuticals, Inc.*	39,951	436,265
Lexicon Pharmaceuticals, Inc.*	34,560	51,149
Ligand Pharmaceuticals, Inc., Class B*	67,447	118,032
MannKind Corp.*	26,759	175,539
Martek Biosciences Corp.*	15,001	337,673
Maxygen, Inc.*	10,265	67,441
Medivation, Inc.*	12,756	133,810
Metabolix, Inc.*	8,548	104,115
Micromet, Inc.*	26,583	214,791
Molecular Insight Pharmaceuticals, Inc.*	1,020	1,336
Momenta Pharmaceuticals, Inc.*	17,625	263,846
Myriad Pharmaceuticals, Inc.*	11,034	49,874
Nabi Biopharmaceuticals*	19,471	106,506
Nanosphere, Inc.*	8,469	40,566
Neurocrine Biosciences, Inc.*	17,733	45,219
NeurogesX, Inc.*	1,718	16,149
Novavax, Inc.*	50,661	117,027
NPS Pharmaceuticals, Inc.*	31,032	156,401
Omeros Corp.*	705	4,963
OncoGenex Pharmaceutical, Inc.*	2,545	52,249
Onyx Pharmaceuticals, Inc.*	28,434	860,982
Opko Health, Inc.*	34,760	68,825
Orexigen Therapeutics, Inc.*	16,121	94,953
Osiris Therapeutics, Inc.*	12,615	93,351
OXiGENE, Inc.*	2,653	3,263
PDL BioPharma, Inc.	57,051	354,287
Pharmasset, Inc.*	10,101	270,707
Poniard Pharmaceuticals, Inc.*	18,860	21,689
Progenics Pharmaceuticals, Inc.*	14,213	75,755
Protalix BioTherapeutics, Inc.*	13,711	89,944
Regeneron Pharmaceuticals, Inc.*	28,791	762,674
Repligen Corp.*	21,262	86,324
Rigel Pharmaceuticals, Inc.*	21,315	169,881
Sangamo BioSciences, Inc.*	18,763	101,695
Savient Pharmaceuticals, Inc.*	30,598	442,141
Sciclone Pharmaceuticals, Inc.*	21,474	75,803
Seattle Genetics, Inc.*	37,533	448,144
SIGA Technologies, Inc.*	22,108	146,576
Spectrum Pharmaceuticals, Inc.*	29,052	133,930
StemCells, Inc.*	55,668	64,575
Synta Pharmaceuticals Corp.*	9,063	39,062
Theravance, Inc.*	28,002	372,987
Vanda Pharmaceuticals, Inc.*	11,041	127,413
Vical, Inc.*	19,220	64,579
ZymoGenetics, Inc.*	19,181	109,907

		18,661,916

Health Care Equipment & Supplies (1.9%)
Abaxis, Inc.*	8,708	236,770
ABIOMED, Inc.*	11,079	114,446
Accuray, Inc.*	17,032	103,725
AGA Medical Holdings, Inc.*	6,896	112,060
Align Technology, Inc.*	25,003	483,558
Alphatec Holdings, Inc.*	15,485	98,639
American Medical Systems Holdings, Inc.*	34,751	645,674
Analogic Corp.	6,010	256,807
AngioDynamics, Inc.*	10,043	156,872
Atrion Corp.	690	98,698
ATS Medical, Inc.*	46,757	121,568
Bovie Medical Corp.*	8,517	53,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cantel Medical Corp.	6,444	$127,913
Cardiac Science Corp.*	1,534	2,869
Cardiovascular Systems, Inc.*	913	4,848
Conceptus, Inc.*	13,012	259,719
CONMED Corp.*	12,879	306,649
CryoLife, Inc.*	12,885	83,366
Cutera, Inc.*	2,713	28,134
Cyberonics, Inc.*	12,006	230,035
Cynosure, Inc., Class A*	5,273	59,268
Delcath Systems, Inc.*	19,271	156,095
DexCom, Inc.*	23,160	225,347
Electro-Optical Sciences, Inc.*	10,802	80,151
Endologix, Inc.*	22,268	89,963
ev3, Inc.*	32,348	513,039
Exactech, Inc.*	5,521	115,775
Greatbatch, Inc.*	11,384	241,227
Haemonetics Corp.*	12,115	692,372
Hansen Medical, Inc.*	3,514	8,047
HeartWare International, Inc.*	2,934	130,475
ICU Medical, Inc.*	4,957	170,769
Immucor, Inc.*	31,950	715,360
Insulet Corp.*	15,184	229,127
Integra LifeSciences Holdings Corp.*	8,438	369,838
Invacare Corp.	12,590	334,139
IRIS International, Inc.*	13,158	134,343
Kensey Nash Corp.*	5,367	126,608
MAKO Surgical Corp.*	8,389	113,084
Masimo Corp.	22,965	609,721
Medical Action Industries, Inc.*	5,744	70,479
Meridian Bioscience, Inc.	18,765	382,243
Merit Medical Systems, Inc.*	11,001	167,765
Micrus Endovascular Corp.*	6,091	120,115
Natus Medical, Inc.*	10,187	162,075
Neogen Corp.*	8,138	204,264
NuVasive, Inc.*	16,729	756,151
NxStage Medical, Inc.*	12,716	145,598
OraSure Technologies, Inc.*	9,880	58,588
Orthofix International N.V.*	7,128	259,317
Orthovita, Inc.*	33,053	140,806
Palomar Medical Technologies, Inc.*	12,961	140,756
Quidel Corp.*	10,985	159,722
Rochester Medical Corp.*	5,383	69,010
Rockwell Medical Technologies, Inc.*	2,891	16,710
RTI Biologics, Inc.*	41,572	180,007
Sirona Dental Systems, Inc.*	7,499	285,187
Somanetics Corp.*	5,588	106,954
SonoSite, Inc.*	7,217	231,738
Spectranetics Corp.*	15,209	105,094
Stereotaxis, Inc.*	16,593	83,131
STERIS Corp.	27,306	919,120
SurModics, Inc.*	5,485	114,856
Symmetry Medical, Inc.*	14,074	141,303
Synovis Life Technologies, Inc.*	5,161	80,150
Thoratec Corp.*	26,493	886,191
TomoTherapy, Inc.*	21,432	73,083
TranS1, Inc.*	1,508	4,901
Utah Medical Products, Inc.	363	10,211
Vascular Solutions, Inc.*	8,513	76,532
Volcano Corp.*	22,050	532,728
West Pharmaceutical Services, Inc.	14,869	623,755
Wright Medical Group, Inc.*	18,218	323,734
Young Innovations, Inc.	3,122	87,915
Zoll Medical Corp.*	9,111	240,166

		16,600,684

Health Care Providers & Services (2.0%)
Air Methods Corp.*	5,134	$174,556
Alliance HealthCare Services, Inc.*	21,433	120,453
Allied Healthcare International, Inc.*	23,954	65,155
Almost Family, Inc.*	3,535	133,234
Amedisys, Inc.*	12,864	710,350
America Service Group, Inc.	3,782	60,852
American Dental Partners, Inc.*	6,922	90,332
AMERIGROUP Corp.*	24,904	827,809
AMN Healthcare Services, Inc.*	11,953	105,186
Amsurg Corp.*	13,863	299,302
Assisted Living Concepts, Inc., Class A*	5,361	176,055
Bio-Reference Labs, Inc.*	5,579	245,309
BioScrip, Inc.*	16,114	128,590
Capital Senior Living Corp.*	12,064	63,457
CardioNet, Inc.*	10,319	78,940
Catalyst Health Solutions, Inc.*	17,276	714,881
Centene Corp.*	22,718	546,141
Chemed Corp.	9,807	533,305
Chindex International, Inc.*	10,516	124,194
Clarient, Inc.*	39,968	104,716
Continuecare Corp.*	22,668	83,872
Corvel Corp.*	3,910	139,782
Cross Country Healthcare, Inc.*	12,346	124,818
Emergency Medical Services Corp., Class A*	13,192	746,008
Emeritus Corp.*	7,578	154,212
Ensign Group, Inc.	5,699	98,764
Genoptix, Inc.*	7,769	275,722
Gentiva Health Services, Inc.*	12,259	346,684
Hanger Orthopedic Group, Inc.*	11,182	203,289
Health Grades, Inc.*	12,616	80,238
HealthSouth Corp.*	41,054	767,710
Healthspring, Inc.*	21,453	377,573
Healthways, Inc.*	14,179	227,856
HMS Holdings Corp.*	11,708	596,991
inVentiv Health, Inc.*	14,168	318,213
IPC The Hospitalist Co., Inc.*	6,942	243,734
Kindred Healthcare, Inc.*	16,537	298,493
Landauer, Inc.	4,107	267,859
LCA-Vision, Inc.*	5,186	43,147
LHC Group, Inc.*	6,747	226,227
Magellan Health Services, Inc.*	14,117	613,807
MedCath Corp.*	10,462	109,537
Metropolitan Health Networks, Inc.*	9,854	31,828
Molina Healthcare, Inc.*	6,524	164,209
MWI Veterinary Supply, Inc.*	4,522	182,689
National Healthcare Corp.	3,479	123,087
National Research Corp.	2,546	64,465
Nighthawk Radiology Holdings, Inc.*	13,788	43,846
NovaMed, Inc.*	2,759	9,381
Odyssey HealthCare, Inc.*	13,008	235,575
Owens & Minor, Inc.#	19,516	905,347
PharMerica Corp.*	12,781	232,870
Providence Service Corp.*	6,900	104,811
PSS World Medical, Inc.*	27,917	656,329
Psychiatric Solutions, Inc.*	26,485	789,253
RadNet, Inc.*	4,955	15,757
RehabCare Group, Inc.*	11,535	314,559
Res-Care, Inc.*	10,551	126,506
Select Medical Holdings Corp.*	13,896	117,282
Skilled Healthcare Group, Inc., Class A*	16,253	100,281
Sun Healthcare Group, Inc.*	19,510	186,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sunrise Senior Living, Inc.*	21,110	$108,083
Team Health Holdings, Inc.*	4,097	68,830
Triple-S Management Corp., Class B*	8,524	151,301
U.S. Physical Therapy, Inc.*	7,803	135,772
Universal American Corp.*	12,729	196,027
Virtual Radiologic Corp.*	4,076	44,836
WellCare Health Plans, Inc.*	19,506	581,279

		17,337,681

Health Care Technology (0.3%)
AMICAS, Inc.*	21,285	128,136
athenahealth, Inc.*	15,761	576,222
Computer Programs & Systems, Inc.	4,578	178,908
Eclipsys Corp.*	24,304	483,164
MedAssets, Inc.*	16,964	356,244
Medidata Solutions, Inc.*	8,093	123,014
MedQuist, Inc.	9,062	70,774
Merge Healthcare, Inc.*	34,164	70,719
Omnicell, Inc.*	13,803	193,656
Phase Forward, Inc.*	18,608	243,207
Quality Systems, Inc.	11,070	680,141
Transcend Services, Inc.*	4,353	70,736
Vital Images, Inc.*	8,290	134,049

		3,308,970

Life Sciences Tools & Services (0.4%)
Accelrys, Inc.*	12,679	78,103
Affymetrix, Inc.*	30,985	227,430
Albany Molecular Research, Inc.*	6,421	53,615
BioDelivery Sciences International, Inc.*	3,023	11,578
Bruker Corp.*	20,953	306,961
Cambrex Corp.*	11,677	47,292
Dionex Corp.*	8,028	600,334
Enzo Biochem, Inc.*	27,026	162,697
eResearchTechnology, Inc.*	17,018	117,594
Harvard Bioscience, Inc.*	14,272	55,233
Kendle International, Inc.*	5,953	104,058
Luminex Corp.*	17,394	292,741
PAREXEL International Corp.*	25,620	597,202
Sequenom, Inc.*	24,355	153,680
Varian, Inc.*	13,061	676,299

		3,484,817

Pharmaceuticals (0.9%)
Acura Pharmaceuticals, Inc.*	20,675	111,438
Adolor Corp.*	22,847	41,125
Akorn, Inc.*	37,915	58,010
Ardea Biosciences, Inc.*	6,717	122,652
ARYx Therapeutics, Inc.*	2,092	1,820
Auxilium Pharmaceuticals, Inc.*	21,668	675,175
AVANIR Pharmaceuticals, Inc., Class A*	34,082	79,070
Biodel, Inc.*	7,101	30,321
BioMimetic Therapeutics, Inc.*	6,317	83,069
BMP Sunstone Corp.*	20,217	102,298
Cadence Pharmaceuticals, Inc.*	11,089	101,243
Caraco Pharmaceutical Laboratories Ltd.*	11,502	68,897
Cornerstone Therapeutics, Inc.*	6,370	40,449
Cumberland Pharmaceuticals, Inc.*	3,975	41,857
Cypress Bioscience, Inc.*	24,583	120,457
Depomed, Inc.*	22,450	79,697
Discovery Laboratories, Inc.*	21,205	11,027
Durect Corp.*	32,703	98,436
Hi-Tech Pharmacal Co., Inc.*	4,565	101,069
Impax Laboratories, Inc.*	25,951	464,004
Inspire Pharmaceuticals, Inc.*	26,267	$163,906
Ironwood Pharmaceuticals, Inc.*	5,014	67,789
ISTA Pharmaceuticals, Inc.*	16,673	67,859
Javelin Pharmaceuticals, Inc.*	14,806	19,100
KV Pharmaceutical Co., Class A*	27,083	47,666
Lannett Co., Inc.*	8,599	36,546
MAP Pharmaceuticals, Inc.*	5,791	92,019
Matrixx Initiatives, Inc.*	4,216	21,375
Medicines Co.*	22,072	173,044
Medicis Pharmaceutical Corp., Class A	26,753	673,105
Nektar Therapeutics*	42,174	641,467
Obagi Medical Products, Inc.*	7,138	86,941
Optimer Pharmaceuticals, Inc.*	12,798	157,159
Pain Therapeutics, Inc.*	14,521	91,047
Par Pharmaceutical Cos., Inc.*	15,598	386,830
Pozen, Inc.*	21,208	203,173
Questcor Pharmaceuticals, Inc.*	33,859	278,660
Salix Pharmaceuticals Ltd.*	24,968	930,058
Santarus, Inc.*	22,300	119,974
Sucampo Pharmaceuticals, Inc., Class A*	10,928	39,013
SuperGen, Inc.*	26,817	85,814
ViroPharma, Inc.*	36,355	495,519
Vivus, Inc.*	35,946	313,449
XenoPort, Inc.*	12,576	116,454

		7,740,081

Total Health Care		67,134,149

Industrials (8.1%)
Aerospace & Defense (1.0%)
AAR Corp.*	16,880	418,962
Aerovironment, Inc.*	6,088	158,958
American Science & Engineering, Inc.	4,415	330,772
Applied Signal Technology, Inc.	5,795	113,466
Argon ST, Inc.*	6,518	173,444
Ascent Solar Technologies, Inc.*	14,560	56,056
Astronics Corp.*	5,401	52,984
Ceradyne, Inc.*	10,974	249,000
Cubic Corp.	6,664	239,904
Curtiss-Wright Corp.	20,509	713,713
DigitalGlobe, Inc.*	5,860	163,787
Ducommun, Inc.	5,698	119,715
DynCorp International, Inc., Class A*	9,642	110,786
Esterline Technologies Corp.*	12,739	629,689
GenCorp, Inc.*	21,258	122,446
GeoEye, Inc.*	8,805	259,747
Global Defense Technology & Systems, Inc.*	1,297	17,380
HEICO Corp.	10,455	539,060
Herley Industries, Inc.*	7,163	105,009
Hexcel Corp.*	42,016	606,711
Ladish Co., Inc.*	7,686	154,950
LMI Aerospace, Inc.*	6,422	119,321
Moog, Inc., Class A*	20,590	729,298
Orbital Sciences Corp.*	25,353	481,960
Stanley, Inc.*	5,122	144,901
Taser International, Inc.*	34,991	205,047
Teledyne Technologies, Inc.*	16,321	673,568
Todd Shipyards Corp.	3,267	53,677
Triumph Group, Inc.	7,700	539,693

		8,284,004

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	49,217	165,861
Atlas Air Worldwide Holdings, Inc.*	9,124	484,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Dynamex, Inc.*	4,633	$79,688
Forward Air Corp.	12,143	319,361
Hub Group, Inc., Class A*	15,980	447,120
Pacer International, Inc.*	20,450	123,109

		1,619,167

Airlines (0.5%)
AirTran Holdings, Inc.*	63,932	324,774
Alaska Air Group, Inc.*	15,818	652,176
Allegiant Travel Co.*	7,334	424,345
Hawaiian Holdings, Inc.*	20,807	153,348
JetBlue Airways Corp.*	118,907	663,501
Republic Airways Holdings, Inc.*	14,753	87,338
SkyWest, Inc.	23,457	334,966
U.S. Airways Group, Inc.*	71,256	523,732
UAL Corp.*	77,536	1,515,829

		4,680,009

Building Products (0.3%)
AAON, Inc.	5,186	117,307
American Woodmark Corp.	3,813	73,934
Ameron International Corp.	4,154	261,245
Apogee Enterprises, Inc.	12,912	204,139
Builders FirstSource, Inc.*	21,307	67,117
Gibraltar Industries, Inc.*	9,884	124,637
Griffon Corp.*	18,588	231,607
Insteel Industries, Inc.	11,323	121,043
NCI Building Systems, Inc.*	10,033	110,764
Quanex Building Products Corp.	17,025	281,423
Simpson Manufacturing Co., Inc.	16,433	456,180
Trex Co., Inc.*	9,267	197,295
Universal Forest Products, Inc.	8,545	329,153

		2,575,844

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	20,030	424,636
ACCO Brands Corp.*	24,884	190,611
American Reprographics Co.*	14,913	133,770
Amrep Corp.*	3,676	53,412
APAC Customer Services, Inc.*	12,183	70,052
ATC Technology Corp.*	7,067	121,270
Bowne & Co., Inc.	21,677	241,915
Cenveo, Inc.*	23,388	202,540
Clean Harbors, Inc.*	10,105	561,434
Consolidated Graphics, Inc.*	4,204	174,088
Cornell Cos., Inc.*	5,291	96,878
Courier Corp.	9,104	150,307
Deluxe Corp.	23,948	465,070
EnergySolutions, Inc.	31,733	204,043
EnerNOC, Inc.*	6,356	188,646
Ennis, Inc.	11,608	188,862
Fuel Tech, Inc.*	12,239	98,157
G&K Services, Inc., Class A	7,805	201,993
GEO Group, Inc.*	22,821	452,312
Healthcare Services Group, Inc.	18,644	417,439
Herman Miller, Inc.	22,799	411,750
HNI Corp.	19,163	510,311
Innerworkings, Inc.*	18,299	95,155
Interface, Inc., Class A	22,105	255,976
Kimball International, Inc., Class B	17,643	122,619
Knoll, Inc.	19,399	218,239
M&F Worldwide Corp.*	4,419	135,221
McGrath RentCorp	10,405	252,113
Metalico, Inc.*	20,985	125,700
Mine Safety Appliances Co.	11,651	325,762
Mobile Mini, Inc.*	14,831	229,732
Multi-Color Corp.	9,309	111,522
North American Galvanizing & Coatings, Inc.*	8,504	$47,282
Perma-Fix Environmental Services*	27,386	61,345
Rollins, Inc.	19,628	425,535
Schawk, Inc.	8,417	152,600
Standard Parking Corp.*	4,666	76,616
Standard Register Co.	17,882	95,669
Steelcase, Inc., Class A	32,663	211,330
Sykes Enterprises, Inc.*	18,151	414,569
Team, Inc.*	7,393	122,650
Tetra Tech, Inc.#*	27,304	629,084
U.S. Ecology, Inc.	7,695	123,890
United Stationers, Inc.*	10,758	633,108
Viad Corp.	9,022	185,402
Waste Services, Inc.*	9,375	92,719

		10,703,334

Construction & Engineering (0.4%)
Argan, Inc.*	4,573	59,449
Comfort Systems USA, Inc.	15,828	197,692
Dycom Industries, Inc.*	14,979	131,366
EMCOR Group, Inc.*	29,894	736,289
Furmanite Corp.*	23,408	121,488
Granite Construction, Inc.	14,868	449,311
Great Lakes Dredge & Dock Corp.	22,472	117,978
Insituform Technologies, Inc., Class A*	17,020	452,902
Integrated Electrical Services, Inc.*	7,225	40,821
Layne Christensen Co.*	8,238	220,037
MasTec, Inc.*	21,963	276,953
Michael Baker Corp.*	3,701	127,610
MYR Group, Inc.*	7,326	119,487
Northwest Pipe Co.*	2,403	52,506
Orion Marine Group, Inc.*	11,550	208,478
Pike Electric Corp.*	10,129	94,402
Primoris Services Corp.	7,272	56,285
Sterling Construction Co., Inc.*	5,528	86,900
Tutor Perini Corp.*	11,296	245,688

		3,795,642

Electrical Equipment (1.2%)
A. O. Smith Corp.	9,918	521,389
Acuity Brands, Inc.	19,548	825,121
Advanced Battery Technologies, Inc.*	35,812	139,667
American Superconductor Corp.*	20,387	589,184
AZZ, Inc.	5,589	189,188
Baldor Electric Co.	21,054	787,420
Belden, Inc.	20,287	557,081
Brady Corp., Class A	21,722	675,989
Broadwind Energy, Inc.*	14,255	63,720
Chase Corp.	4,210	53,130
China BAK Battery, Inc.*	24,028	57,907
Encore Wire Corp.	7,110	147,888
Ener1, Inc.*	26,949	127,469
Energy Conversion Devices, Inc.*	20,254	158,589
EnerSys*	18,569	457,911
Evergreen Solar, Inc.*	74,887	84,622
Franklin Electric Co., Inc.	9,602	287,964
FuelCell Energy, Inc.*	38,990	109,952
Fushi Copperweld, Inc.*	9,870	110,741
Generac Holdings, Inc.*	4,992	69,938
GrafTech International Ltd.*	56,256	769,019
GT Solar International, Inc.*	22,126	115,719
Harbin Electric, Inc.*	7,313	157,888
II-VI, Inc.*	11,142	377,045
LaBarge, Inc.*	7,356	81,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lihua International, Inc.*	5,900	$54,162
LSI Industries, Inc.	9,158	62,457
Microvision, Inc.*	29,808	84,059
Orion Energy Systems, Inc.*	2,980	14,602
Polypore International, Inc.*	9,943	173,605
Powell Industries, Inc.*	3,726	121,207
PowerSecure International, Inc.*	11,265	88,768
Preformed Line Products Co.	1,418	54,097
Regal-Beloit Corp.	16,309	968,918
SatCon Technology Corp.*	18,518	44,999
Ultralife Corp.*	9,712	38,945
Valence Technology, Inc.*	71,493	60,769
Vicor Corp.*	11,947	164,988
Woodward Governor Co.	27,457	878,075

		10,325,476

Industrial Conglomerates (0.1%)
Otter Tail Corp.	15,277	335,483
Raven Industries, Inc.	7,175	211,591
Seaboard Corp.	118	153,294
Standex International Corp.	5,186	133,643
Tredegar Corp.	13,808	235,840
United Capital Corp.*	3,297	78,205

		1,148,056

Machinery (1.4%)
3D Systems Corp.*	9,215	125,785
Actuant Corp., Class A	29,377	574,320
Alamo Group, Inc.	5,646	112,864
Albany International Corp., Class A	12,077	260,018
Altra Holdings, Inc.*	12,595	172,929
American Railcar Industries, Inc.	8,101	98,508
Ampco-Pittsburgh Corp.	3,294	81,757
Astec Industries, Inc.*	7,551	218,677
Badger Meter, Inc.	6,449	248,351
Barnes Group, Inc.	19,710	383,359
Blount International, Inc.*	16,158	167,397
Briggs & Stratton Corp.	22,693	442,513
Cascade Corp.	3,652	117,631
Chart Industries, Inc.*	12,856	257,120
China Fire & Security Group, Inc.*	2,855	37,029
CIRCOR International, Inc.	7,784	258,507
CLARCOR, Inc.	23,141	798,133
Colfax Corp.*	10,059	118,394
Columbus McKinnon Corp.*	7,760	123,151
Duoyuan Printing, Inc.*	8,404	90,763
Dynamic Materials Corp.	5,132	80,162
Eastern Co.	677	9,167
Energy Recovery, Inc.*	18,628	117,356
EnPro Industries, Inc.*	9,052	263,232
ESCO Technologies, Inc.	11,570	368,042
Federal Signal Corp.	19,160	172,632
Flow International Corp.*	23,173	69,751
Force Protection, Inc.*	31,227	187,987
FreightCar America, Inc.	5,941	143,535
Gorman-Rupp Co.	5,906	150,249
Graham Corp.	4,666	83,941
Greenbrier Cos., Inc.*	8,002	88,102
Hurco Cos., Inc.*	2,774	46,686
John Bean Technologies Corp.	11,558	202,727
Kadant, Inc.*	6,316	91,014
Kaydon Corp.	14,868	559,037
K-Tron International, Inc.*	1,228	184,163
L.B. Foster Co., Class A*	3,500	101,115
Lindsay Corp.	5,722	236,948
Met-Pro Corp.	9,776	95,805
Middleby Corp.*	7,318	$421,444
Miller Industries, Inc.	6,185	76,880
Mueller Industries, Inc.	16,166	433,087
Mueller Water Products, Inc., Class A	65,404	312,631
NACCO Industries, Inc., Class A	2,564	190,121
Nordson Corp.	15,322	1,040,670
Omega Flex, Inc.	3,100	32,550
PMFG, Inc.*	6,081	80,452
Portec Rail Products, Inc.	673	7,820
RBC Bearings, Inc.*	8,573	273,221
Robbins & Myers, Inc.	12,117	288,627
Sauer-Danfoss, Inc.*	8,043	106,811
SmartHeat, Inc.*	6,628	71,185
Sun Hydraulics Corp.	5,553	144,267
Tecumseh Products Co., Class A*	8,382	102,847
Tennant Co.	7,762	212,601
Titan International, Inc.	14,766	128,907
Trimas Corp.*	13,012	84,448
Twin Disc, Inc.	10,042	122,713
Watts Water Technologies, Inc., Class A	12,344	383,405

		12,453,544

Marine (0.1%)
American Commercial Lines, Inc.*	7,641	191,789
Eagle Bulk Shipping, Inc.*	28,548	151,590
Genco Shipping & Trading Ltd.*	11,663	246,206
Horizon Lines, Inc., Class A	12,814	69,708
International Shipholding Corp.	4,569	134,283
Ultrapetrol Bahamas Ltd.*	17,641	96,849

		890,425

Professional Services (0.7%)
Acacia Research Corp.- Acacia Technologies*	12,740	137,974
Administaff, Inc.	9,162	195,517
Advisory Board Co.*	7,510	236,565
Barrett Business Services, Inc.	5,686	77,102
CBIZ, Inc.*	17,349	113,983
CDI Corp.	5,297	77,654
COMSYS IT Partners, Inc.*	3,194	55,831
Corporate Executive Board Co.	16,226	431,449
CoStar Group, Inc.*	8,391	348,394
CRA International, Inc.*	3,600	82,512
Diamond Management & Technology Consultants, Inc.	10,596	83,179
Exponent, Inc.*	6,259	178,507
Franklin Covey Co.*	2,009	15,952
GP Strategies Corp.*	10,169	85,013
Heidrick & Struggles International, Inc.	6,980	195,649
Hill International, Inc.*	22,290	129,951
Huron Consulting Group, Inc.*	9,812	199,184
ICF International, Inc.*	4,894	121,567
Kelly Services, Inc., Class A*	11,315	188,508
Kforce, Inc.*	10,870	165,333
Korn/Ferry International*	21,317	376,245
Mistras Group, Inc.*	5,812	58,062
Navigant Consulting, Inc.*	22,164	268,849
Odyssey Marine Exploration, Inc.*	20,167	26,419
On Assignment, Inc.*	15,770	112,440
Resources Connection, Inc.*	20,329	389,707
School Specialty, Inc.*	7,185	163,171
SFN Group, Inc.*	20,043	160,544
Towers Watson & Co., Class A#	19,440	923,400
TrueBlue, Inc.*	17,510	271,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Volt Information Sciences, Inc.*	8,211	$83,834
VSE Corp.	1,855	76,352

		6,030,252

Road & Rail (0.6%)
Amerco, Inc.*	4,065	220,689
Arkansas Best Corp.	11,393	340,423
Avis Budget Group, Inc.*	45,707	525,631
Celadon Group, Inc.*	14,762	205,782
Dollar Thrifty Automotive Group, Inc.*	12,941	415,794
Genesee & Wyoming, Inc., Class A*	15,785	538,584
Heartland Express, Inc.	21,179	349,454
Knight Transportation, Inc.	24,583	518,456
Marten Transport Ltd.*	6,264	123,463
Old Dominion Freight Line, Inc.*	13,242	442,150
Patriot Transportation Holding, Inc.*	669	56,517
RailAmerica, Inc.*	8,930	105,374
Saia, Inc.*	8,933	123,990
Universal Truckload Services, Inc.*	4,238	74,504
USA Truck, Inc.*	4,882	78,893
Werner Enterprises, Inc.	19,710	456,681
YRC Worldwide, Inc.*	469,463	255,294

		4,831,679

Trading Companies & Distributors (0.4%)
Aceto Corp.	17,745	107,180
Aircastle Ltd.	18,525	175,432
Applied Industrial Technologies, Inc.	18,425	457,861
Beacon Roofing Supply, Inc.*	19,800	378,774
BlueLinx Holdings, Inc.*	771	2,937
DXP Enterprises, Inc.*	4,670	59,636
H&E Equipment Services, Inc.*	11,256	121,340
Houston Wire & Cable Co.	8,140	94,261
Interline Brands, Inc.*	13,850	265,089
Kaman Corp.	11,079	277,086
Lawson Products, Inc.	4,538	70,203
RSC Holdings, Inc.*	17,691	140,820
Rush Enterprises, Inc., Class A*	12,809	169,207
TAL International Group, Inc.	8,518	170,190
Textainer Group Holdings Ltd.	5,652	121,801
Titan Machinery, Inc.*	7,664	104,920
United Rentals, Inc.*	27,091	254,113
Watsco, Inc.	12,475	709,578
Willis Lease Finance Corp.*	4,400	69,432

		3,749,860

Transportation Infrastructure (0.0%)
CAI International, Inc.*	8,054	99,225

Total Industrials		71,186,517

Information Technology (9.6%)
Communications Equipment (1.6%)
3Com Corp.#*	177,667	1,366,259
Acme Packet, Inc.*	17,253	332,638
ADC Telecommunications, Inc.*	43,310	316,596
ADTRAN, Inc.	26,004	685,205
Airvana, Inc.*	11,758	90,066
Anaren, Inc.*	5,513	78,505
Arris Group, Inc.*	56,405	677,424
Aruba Networks, Inc.*	25,256	344,997
Aviat Networks, Inc.*	25,780	170,921
Bel Fuse, Inc., Class B	4,063	81,870
BigBand Networks, Inc.*	31,264	110,362
Black Box Corp.	7,224	222,210
Blue Coat Systems, Inc.*	18,284	567,535
Cogo Group, Inc.*	11,914	$83,279
Communications Systems, Inc.	4,419	57,138
Comtech Telecommunications Corp.*	12,996	415,742
DG FastChannel, Inc.*	9,325	297,934
Digi International, Inc.*	9,293	98,878
Emcore Corp.*	23,916	28,938
EMS Technologies, Inc.*	9,505	157,783
Emulex Corp.*	37,038	491,865
Extreme Networks, Inc.*	35,060	107,634
Globecomm Systems, Inc.*	9,354	71,932
Harmonic, Inc.*	40,146	253,321
Hughes Communications, Inc.*	4,641	129,252
Infinera Corp.*	35,972	306,481
InterDigital, Inc.*	18,653	519,673
Ixia*	8,718	80,816
KVH Industries, Inc.*	7,755	102,288
Loral Space & Communications, Inc.*	4,143	145,502
NETGEAR, Inc.*	14,842	387,376
Network Equipment Technologies, Inc.*	19,684	108,459
Oplink Communications, Inc.*	9,052	167,824
Opnext, Inc.*	51,643	121,878
Palm, Inc.#*	78,449	294,968
Parkervision, Inc.*	15,629	26,569
PC-Tel, Inc.*	10,472	64,717
Plantronics, Inc.	22,226	695,229
Polycom, Inc.#*	39,169	1,197,788
Powerwave Technologies, Inc.*	67,144	83,930
Riverbed Technology, Inc.*	24,904	707,274
SeaChange International, Inc.*	6,486	46,570
ShoreTel, Inc.*	17,431	115,219
Sonus Networks, Inc.*	94,393	246,366
Sycamore Networks, Inc.	7,935	159,573
Symmetricom, Inc.*	20,078	117,055
Tekelec*	30,218	548,759
UTStarcom, Inc.*	44,994	125,533
ViaSat, Inc.*	14,339	496,273

		14,104,404

Computers & Peripherals (0.4%)
3PAR, Inc.*	15,707	157,070
ActivIdentity Corp.*	7,786	22,112
Adaptec, Inc.*	46,918	153,422
Avid Technology, Inc.*	12,402	170,900
Compellent Technologies, Inc.*	7,520	131,976
Cray, Inc.*	20,434	121,582
Electronics for Imaging, Inc.*	21,421	249,126
Imation Corp.*	16,087	177,118
Immersion Corp.*	18,375	91,875
Intermec, Inc.*	26,172	371,119
Intevac, Inc.*	9,987	138,020
Isilon Systems, Inc.*	11,117	95,717
Netezza Corp.*	21,085	269,677
Novatel Wireless, Inc.*	15,635	105,224
Quantum Corp.*	97,190	255,610
Rimage Corp.*	7,134	103,158
Silicon Graphics International Corp.*	13,666	146,089
STEC, Inc.*	11,444	137,099
Stratasys, Inc.*	8,839	215,495
Super Micro Computer, Inc.*	11,032	190,633
Synaptics, Inc.*	15,619	431,241

		3,734,263

Electronic Equipment, Instruments & Components (1.1%)
Agilysys, Inc.	7,607	84,970
Anixter International, Inc.*	14,060	658,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Benchmark Electronics, Inc.*	29,484	$611,498
Brightpoint, Inc.*	21,312	160,479
Checkpoint Systems, Inc.*	16,465	364,206
China Security & Surveillance Technology, Inc.*	20,658	158,860
Cogent, Inc.*	16,496	168,259
Cognex Corp.	16,867	311,871
Coherent, Inc.*	9,480	302,981
Comverge, Inc.*	8,157	92,256
CPI International, Inc.*	5,438	72,108
CTS Corp.	16,624	156,598
Daktronics, Inc.	11,735	89,421
DDi Corp.*	14,736	83,553
DTS, Inc.*	7,923	269,699
Echelon Corp.*	11,830	106,115
Electro Rent Corp.	8,411	110,436
Electro Scientific Industries, Inc.*	11,682	149,646
FARO Technologies, Inc.*	6,727	173,220
ICx Technologies, Inc.*	12,583	87,704
Insight Enterprises, Inc.*	20,509	294,509
IPG Photonics Corp.*	10,242	151,582
L-1 Identity Solutions, Inc.*	32,525	290,448
Littelfuse, Inc.*	9,168	348,476
Maxwell Technologies, Inc.*	9,207	114,075
Measurement Specialties, Inc.*	7,040	103,558
Mercury Computer Systems, Inc.*	10,241	140,507
Methode Electronics, Inc.	17,239	170,666
MTS Systems Corp.	7,794	226,260
Multi-Fineline Electronix, Inc.*	4,078	105,049
Newport Corp.*	16,940	211,750
OSI Systems, Inc.*	7,534	211,329
PAR Technology Corp.*	447	2,704
Park Electrochemical Corp.	8,480	243,715
PC Connection, Inc.*	15,640	96,968
PC Mall, Inc.*	1,402	7,094
Plexus Corp.*	17,133	617,302
Power-One, Inc.*	38,411	162,094
RadiSys Corp.*	17,426	156,137
RAE Systems, Inc.*	784	639
Rofin-Sinar Technologies, Inc.*	12,580	284,560
Rogers Corp.*	6,472	187,753
Scansource, Inc.*	11,875	341,762
SMART Modular Technologies (WWH), Inc.*	18,456	142,296
Spectrum Control, Inc.*	7,524	87,956
SYNNEX Corp.*	8,395	248,156
Technitrol, Inc.	29,574	156,151
TTM Technologies, Inc.*	19,427	172,512
Universal Display Corp.*	12,230	143,947
X-Rite, Inc.*	24,477	74,165
Zygo Corp.*	8,193	75,621

		9,782,332

Internet Software & Services (1.0%)
Ancestry.com, Inc.*	5,617	95,208
Archipelago Learning, Inc.*	4,528	66,018
Art Technology Group, Inc.*	60,741	267,868
comScore, Inc.*	9,308	155,351
Constant Contact, Inc.*	10,920	253,562
DealerTrack Holdings, Inc.*	15,772	269,386
Dice Holdings, Inc.*	11,800	89,680
Digital River, Inc.*	17,311	524,523
DivX, Inc.*	19,507	139,670
EarthLink, Inc.	47,755	407,828
GSI Commerce, Inc.*	13,313	368,371
Imergent, Inc.	771	5,189
InfoSpace, Inc.*	14,810	$163,651
Innodata Isogen, Inc.*	23,084	93,490
Internap Network Services Corp.*	22,075	123,620
Internet Brands, Inc., Class A*	15,987	147,400
Internet Capital Group, Inc.*	18,979	160,373
Ipass, Inc.*	14,395	16,554
j2 Global Communications, Inc.*	20,300	475,020
Keynote Systems, Inc.	9,864	112,351
Knot, Inc.*	11,615	90,829
Limelight Networks, Inc.*	31,563	115,521
Liquidity Services, Inc.*	7,546	87,081
LivePerson, Inc.*	16,445	126,133
LogMeIn, Inc.*	3,427	70,905
LoopNet, Inc.*	9,002	101,182
Marchex, Inc., Class B	6,086	31,099
MercadoLibre, Inc.*	11,628	560,586
ModusLink Global Solutions, Inc.*	20,906	176,238
Move, Inc.*	52,038	108,759
NIC, Inc.	21,293	167,576
OpenTable, Inc.*	3,969	151,338
Openwave Systems, Inc.*	60,581	139,336
Perficient, Inc.*	11,977	134,981
QuinStreet, Inc.*	2,731	46,454
Rackspace Hosting, Inc.*	30,180	565,271
RealNetworks, Inc.*	38,156	184,294
Saba Software, Inc.*	14,454	71,547
SAVVIS, Inc.*	15,628	257,862
Stamps.com, Inc.*	9,418	95,122
support.com, Inc.*	25,776	84,288
Switch & Data Facilities Co., Inc.*	9,155	162,593
TechTarget, Inc.*	10,881	56,908
Terremark Worldwide, Inc.*	24,844	174,156
Travelzoo, Inc.*	3,966	59,530
United Online, Inc.	33,431	250,064
ValueClick, Inc.*	39,923	404,819
Vocus, Inc.*	6,448	109,938
Web.com Group, Inc.*	11,656	63,525
Zix Corp.*	42,268	97,639

		8,680,687

IT Services (1.1%)
Acxiom Corp.*	29,088	521,839
CACI International, Inc., Class A*	14,139	690,690
Cass Information Systems, Inc.	4,993	155,532
China Information Security Technology, Inc.*	15,033	75,917
CIBER, Inc.*	25,695	96,099
Computer Task Group, Inc.*	7,638	55,375
CSG Systems International, Inc.*	15,847	332,153
Cybersource Corp.*	30,037	529,853
Dynamics Research Corp.*	4,399	49,577
Echo Global Logistics, Inc.*	5,431	70,114
eLoyalty Corp.*	5,903	33,234
Euronet Worldwide, Inc.*	20,973	386,532
ExlService Holdings, Inc.*	7,078	118,061
Forrester Research, Inc.*	6,563	197,349
Gartner, Inc.*	31,443	699,292
Global Cash Access Holdings, Inc.*	16,641	135,957
Hackett Group, Inc.*	22,790	63,356
Heartland Payment Systems, Inc.	16,135	300,111
iGATE Corp.	10,657	103,693
infoGROUP, Inc.*	15,764	122,959
Information Services Group, Inc.*	3,458	11,792
Integral Systems, Inc.*	5,035	48,487
Lionbridge Technologies, Inc.*	28,055	101,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ManTech International Corp., Class A*	9,564	$467,010
MAXIMUS, Inc.	7,477	455,574
MoneyGram International, Inc.*	31,067	118,365
NCI, Inc., Class A*	5,022	151,815
Ness Technologies, Inc.*	14,013	88,422
Online Resources Corp.*	13,170	53,075
RightNow Technologies, Inc.*	8,590	153,417
Sapient Corp.	35,449	324,004
SRA International, Inc., Class A*	17,609	366,091
StarTek, Inc.*	1,859	12,920
Syntel, Inc.	5,457	209,931
TeleTech Holdings, Inc.*	14,577	248,975
Tier Technologies, Inc., Class B*	7,431	59,151
TNS, Inc.*	11,396	254,131
Unisys Corp.*	19,354	675,261
VeriFone Holdings, Inc.*	32,450	655,815
Virtusa Corp.*	8,357	86,161
Wright Express Corp.*	16,335	492,010

		9,771,940

Semiconductors & Semiconductor Equipment (2.0%)
Actel Corp.*	10,310	142,793
Advanced Analogic Technologies, Inc.*	32,159	112,235
Advanced Energy Industries, Inc.*	13,087	216,721
Amkor Technology, Inc.*	46,450	328,401
ANADIGICS, Inc.*	29,232	142,067
Applied Micro Circuits Corp.*	30,034	259,193
Atheros Communications, Inc.*	30,524	1,181,584
ATMI, Inc.*	13,919	268,776
Brooks Automation, Inc.*	27,890	245,990
Cabot Microelectronics Corp.*	10,355	391,730
Cavium Networks, Inc.*	16,787	417,325
CEVA, Inc.*	8,926	104,077
Cirrus Logic, Inc.*	28,289	237,345
Cohu, Inc.	9,593	132,096
Cymer, Inc.*	13,517	504,184
Diodes, Inc.*	13,804	309,210
DSP Group, Inc.*	11,999	99,952
Entegris, Inc.*	54,130	272,815
Entropic Communications, Inc.*	28,264	143,581
Exar Corp.*	21,414	150,969
FEI Co.*	16,232	371,875
FormFactor, Inc.*	22,780	404,573
GSI Technology, Inc.*	13,946	64,988
Hittite Microwave Corp.*	9,080	399,248
IXYS Corp.*	18,570	158,588
Kopin Corp.*	26,191	96,907
Kulicke & Soffa Industries, Inc.*	31,184	226,084
Lattice Semiconductor Corp.*	48,882	179,397
MEMSIC, Inc.*	14,506	46,274
Micrel, Inc.	16,022	170,794
Microsemi Corp.*	36,747	637,193
Microtune, Inc.*	52,189	142,476
MIPS Technologies, Inc.*	24,067	107,339
MKS Instruments, Inc.*	22,127	433,468
Monolithic Power Systems, Inc.*	14,222	317,151
Netlogic Microsystems, Inc.*	22,057	649,137
NVE Corp.*	3,294	149,218
OmniVision Technologies, Inc.*	23,747	407,973
Pericom Semiconductor Corp.*	15,221	163,017
Photronics, Inc.*	35,637	181,392
PLX Technology, Inc.*	22,637	119,297
Power Integrations, Inc.	10,521	433,465
RF Micro Devices, Inc.*	118,089	588,083
Rubicon Technology, Inc.*	6,180	$124,836
Rudolph Technologies, Inc.*	14,687	125,868
Semtech Corp.*	27,251	474,985
Sigma Designs, Inc.*	13,800	161,874
Silicon Image, Inc.*	32,729	98,842
Silicon Storage Technology, Inc.*	32,949	100,165
Skyworks Solutions, Inc.*	78,139	1,218,968
Standard Microsystems Corp.*	9,687	225,513
Supertex, Inc.*	3,754	96,065
Techwell, Inc.*	7,113	133,013
Tessera Technologies, Inc.*	21,789	441,881
Trident Microsystems, Inc.*	43,211	75,187
TriQuint Semiconductor, Inc.*	65,837	460,859
Ultratech, Inc.*	9,034	122,862
Veeco Instruments, Inc.*	17,450	759,075
Virage Logic Corp.*	10,007	78,655
Volterra Semiconductor Corp.*	10,856	272,486
White Electronic Designs Corp.*	3,865	27,055
Zoran Corp.*	23,705	255,066

		17,362,236

Software (2.4%)
ACI Worldwide, Inc.*	14,900	307,089
Actuate Corp.*	12,612	70,501
Advent Software, Inc.*	6,620	296,245
American Software, Inc., Class A	9,855	57,258
ArcSight, Inc.*	8,081	227,480
Ariba, Inc.*	39,673	509,798
AsiaInfo Holdings, Inc.*	13,778	364,841
Blackbaud, Inc.	18,866	475,235
Blackboard, Inc.*	15,331	638,689
Bottomline Technologies, Inc.*	10,936	184,053
Callidus Software, Inc.*	3,689	13,391
China TransInfo Technology Corp.*	14,999	101,093
Chordiant Software, Inc.*	25,632	129,954
CommVault Systems, Inc.*	18,301	390,726
Concur Technologies, Inc.*	18,102	742,363
Deltek, Inc.*	10,843	82,841
DemandTec, Inc.*	18,814	130,757
Double-Take Software, Inc.*	11,336	101,004
Ebix, Inc.*	10,954	174,935
Epicor Software Corp.*	18,642	178,218
EPIQ Systems, Inc.*	13,116	163,032
ePlus, Inc.*	3,544	62,197
Fair Isaac Corp.	22,129	560,749
FalconStor Software, Inc.*	33,692	117,248
Fortinet, Inc.*	5,378	94,545
GSE Systems, Inc.*	13,041	70,552
Informatica Corp.*	40,735	1,094,142
Interactive Intelligence, Inc.*	5,604	104,739
Jack Henry & Associates, Inc.	38,893	935,766
JDA Software Group, Inc.*	14,679	408,370
Kenexa Corp.*	10,519	144,636
Lawson Software, Inc.*	59,875	395,774
Manhattan Associates, Inc.*	10,187	259,565
Mentor Graphics Corp.*	45,142	362,039
MicroStrategy, Inc., Class A*	4,042	343,853
Monotype Imaging Holdings, Inc.*	11,325	110,192
Net 1 UEPS Technologies, Inc.*	12,956	238,261
NetScout Systems, Inc.*	10,796	159,673
NetSuite, Inc.*	4,396	63,918
Opnet Technologies, Inc.	7,767	125,204
Parametric Technology Corp.*	54,303	980,169
Pegasystems, Inc.	6,590	243,830
Pervasive Software, Inc.*	1,538	7,782
Phoenix Technologies Ltd.*	6,852	22,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Progress Software Corp.*	17,334	$544,808
PROS Holdings, Inc.*	9,403	92,902
QAD, Inc.*	9,676	50,799
Quest Software, Inc.*	27,790	494,384
Radiant Systems, Inc.*	12,335	176,020
Renaissance Learning, Inc.	6,895	111,906
Rosetta Stone, Inc.*	5,605	133,287
S1 Corp.*	22,117	130,490
Smith Micro Software, Inc.*	14,031	124,034
SolarWinds, Inc.*	5,791	125,433
Solera Holdings, Inc.#	31,773	1,228,026
SonicWALL, Inc.*	24,675	214,426
Sourcefire, Inc.*	9,513	218,323
SRS Labs, Inc.*	7,348	73,039
SuccessFactors, Inc.*	20,787	395,785
Symyx Technologies, Inc.*	19,793	88,871
Synchronoss Technologies, Inc.*	7,352	142,408
Take-Two Interactive Software, Inc.*	38,087	375,157
Taleo Corp., Class A*	17,129	443,812
TeleCommunication Systems, Inc., Class A*	19,318	141,601
THQ, Inc.*	29,039	203,563
TIBCO Software, Inc.*	80,114	864,430
TiVo, Inc.*	48,254	826,109
Tyler Technologies, Inc.*	13,769	258,031
Ultimate Software Group, Inc.*	10,290	339,056
Unica Corp.*	8,642	76,827
VASCO Data Security International, Inc.*	11,884	98,043
Websense, Inc.*	18,774	427,484

		20,643,824

Total Information Technology		84,079,686

Materials (2.5%)
Chemicals (1.2%)
A. Schulman, Inc.	9,750	238,582
American Vanguard Corp.	12,634	102,967
Ampal American Israel, Class A*	19,816	55,088
Arch Chemicals, Inc.	11,265	387,403
Balchem Corp.	11,609	286,162
Calgon Carbon Corp.*	25,855	442,638
China Green Agriculture, Inc.*	5,806	81,284
Ferro Corp.*	37,465	329,317
H.B. Fuller Co.	20,999	487,387
Hawkins, Inc.	2,692	65,146
ICO, Inc.	11,995	96,920
Innophos Holdings, Inc.	7,351	205,093
Innospec, Inc.*	14,559	165,390
Koppers Holdings, Inc.	8,116	229,845
Kraton Performance Polymers, Inc.*	3,043	54,348
Landec Corp.*	14,211	94,219
LSB Industries, Inc.*	7,179	109,408
Minerals Technologies, Inc.	8,568	444,165
NewMarket Corp.	4,598	473,548
NL Industries, Inc.	11,536	98,979
Olin Corp.	36,630	718,681
OM Group, Inc.*	13,909	471,237
Omnova Solutions, Inc.*	18,290	143,577
PolyOne Corp.*	41,812	428,155
Quaker Chemical Corp.	6,605	179,062
Rockwood Holdings, Inc.*	21,445	570,866
Sensient Technologies Corp.	22,071	641,383
ShengdaTech, Inc.*	19,127	143,261
Solutia, Inc.*	54,489	877,818
Spartech Corp.*	11,806	138,130
Stepan Co.	3,041	$169,961
STR Holdings, Inc.*	2,600	61,100
W.R. Grace & Co.*	32,990	915,802
Westlake Chemical Corp.	8,466	218,338
Zep, Inc.	9,635	210,814
Zoltek Cos., Inc.*	16,079	155,002

		10,491,076

Construction Materials (0.1%)
Headwaters, Inc.*	25,253	115,912
Texas Industries, Inc.	11,272	385,164
United States Lime & Minerals, Inc.*	1,503	58,121

		559,197

Containers & Packaging (0.2%)
AEP Industries, Inc.*	2,978	77,488
Boise, Inc.*	19,480	119,412
Bway Holding Co.*	5,025	101,002
Graham Packaging Co., Inc.*	4,507	56,563
Graphic Packaging Holding Co.*	51,057	184,316
Myers Industries, Inc.	14,936	156,529
Rock-Tenn Co., Class A	17,967	818,756
Silgan Holdings, Inc.	12,168	732,879

		2,246,945

Metals & Mining (0.6%)
A.M. Castle & Co.*	8,421	110,147
Allied Nevada Gold Corp.*	24,846	411,698
AMCOL International Corp.	9,908	269,498
Brush Engineered Materials, Inc.*	7,680	173,338
Century Aluminum Co.*	26,583	365,782
China Precision Steel, Inc.*	35,454	74,453
Coeur d’Alene Mines Corp.*	34,655	519,132
General Moly, Inc.*	33,940	112,681
General Steel Holdings, Inc.*	20,765	85,344
Haynes International, Inc.	5,299	188,274
Hecla Mining Co.*	104,886	573,726
Horsehead Holding Corp.*	17,301	204,844
Kaiser Aluminum Corp.	6,525	251,669
Olympic Steel, Inc.	5,619	183,460
Paramount Gold and Silver Corp.*	63,607	88,414
RTI International Metals, Inc.*	13,349	404,875
Stillwater Mining Co.*	18,434	239,273
Sutor Technology Group Ltd.*	21,144	61,318
U.S. Gold Corp.*	38,522	104,009
Universal Stainless & Alloy Products, Inc.*	4,174	100,134
Worthington Industries, Inc.	26,926	465,551

		4,987,620

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	17,565	229,750
Clearwater Paper Corp.*	4,754	234,135
Deltic Timber Corp.	4,637	204,260
Domtar Corp.*	18,763	1,208,525
Glatfelter	20,236	293,220
KapStone Paper and Packaging Corp.*	12,220	145,051
Louisiana-Pacific Corp.*	57,164	517,334
Neenah Paper, Inc.	7,554	119,655
Schweitzer-Mauduit International, Inc.	8,013	381,098
Wausau Paper Corp.*	17,789	151,918

		3,484,946

Total Materials		21,769,784

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
AboveNet, Inc.*	6,609	$335,275
Alaska Communications Systems Group, Inc.	22,540	183,025
Atlantic Tele-Network, Inc.	3,544	159,232
Cbeyond, Inc.*	9,698	132,669
Cincinnati Bell, Inc.*	90,006	306,920
Cogent Communications Group, Inc.*	20,139	209,647
Consolidated Communications Holdings, Inc.	9,915	187,988
General Communication, Inc., Class A*	25,809	148,918
Global Crossing Ltd.*	13,310	201,646
HickoryTech Corp.	6,414	56,636
inContact, Inc.*	27,080	77,178
Iowa Telecommunications Services, Inc.	14,523	242,534
Neutral Tandem, Inc.*	14,984	239,444
PAETEC Holding Corp.*	48,279	225,946
Premiere Global Services, Inc.*	24,896	205,641
SureWest Communications*	5,777	49,624

		2,962,323

Wireless Telecommunication Services (0.1%)
NTELOS Holdings Corp.	12,427	221,076
Shenandoah Telecommunications Co.	11,013	207,044
Syniverse Holdings, Inc.*	29,635	576,994
USA Mobility, Inc.*	14,423	182,740

		1,187,854

Total Telecommunication Services		4,150,177

Utilities (1.6%)
Electric Utilities (0.6%)
Allete, Inc.	12,562	420,576
Central Vermont Public Service Corp.	9,014	181,812
Cleco Corp.	27,874	740,055
El Paso Electric Co.*	19,274	397,044
Empire District Electric Co.	17,768	320,179
IDACORP, Inc.	22,588	781,997
MGE Energy, Inc.	9,976	352,751
PNM Resources, Inc.	39,952	500,599
Portland General Electric Co.	36,059	696,299
UIL Holdings Corp.	13,280	365,200
UniSource Energy Corp.	14,841	466,601
Unitil Corp.	4,750	110,438

		5,333,551

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,708	140,298
Laclede Group, Inc.	9,562	322,431
New Jersey Resources Corp.	19,818	744,364
Nicor, Inc.	21,193	888,411
Northwest Natural Gas Co.	11,460	534,036
Piedmont Natural Gas Co., Inc.#	34,471	950,710
South Jersey Industries, Inc.	13,207	554,562
Southwest Gas Corp.	20,065	600,345
WGL Holdings, Inc.	22,813	790,470

		5,525,627

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	59,901	54,510

Multi-Utilities (0.2%)
Avista Corp.	23,238	481,259
Black Hills Corp.	14,505	440,227
CH Energy Group, Inc.	6,791	277,344
NorthWestern Corp.	16,026	$429,657

		1,628,487

Water Utilities (0.2%)
American States Water Co.	8,213	284,991
Artesian Resources Corp., Class A	4,013	70,870
Cadiz, Inc.*	3,764	48,066
California Water Service Group	9,138	343,680
Connecticut Water Service, Inc.	3,687	85,796
Consolidated Water Co., Ltd.	8,146	110,623
Middlesex Water Co.	7,530	128,387
Pennichuck Corp.	2,371	55,742
SJW Corp.	5,949	151,224
Southwest Water Co.	12,895	134,624
York Water Co.	10,276	141,295

		1,555,298

Total Utilities		14,097,473

Total Common Stocks (53.4%) (Cost $412,928,271)		468,460,503

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $40,587)	3,018	48,771

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Krispy Kreme Doughnuts, Inc., expiring 3/2/12* (Cost $9)	159	1

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (43.3%)
BlackRock Liquidity Funds TempFund 0.11% ‡	$379,483,805	379,483,805

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10	1,616,282	1,616,282

Total Short-Term Investments (43.5%) (Amortized Cost $381,100,087)		381,100,087

Total Investments (96.9%) (Cost/Amortized Cost $794,068,954)		849,609,362
Other Assets Less Liabilities (3.1%)		26,972,680

Net Assets (100%)		$876,582,042

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $730,345.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$334,787,282	$147,450,052	$102,753,529	$379,483,805	$65,635	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,998	June-10	$399,412,016	$406,124,580	$6,712,564

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,897,263	$—	$—	$69,897,263
Consumer Staples	14,635,227	—	—	14,635,227
Energy	23,231,515	—	—	23,231,515
Financials	98,278,712	—	—	98,278,712
Health Care	67,134,149	—	—	67,134,149
Industrials	71,133,533	52,984	—	71,186,517
Information Technology	84,079,686	—	—	84,079,686
Materials	21,769,784	—	—	21,769,784
Telecommunication Services	4,150,177	—	—	4,150,177
Utilities	14,097,473	—	—	14,097,473
Futures	6,712,564	—	—	6,712,564
Investment Companies
Investment Companies	48,771	—	—	48,771
Short-Term Investments	—	381,100,087	—	381,100,087
Warrants
Consumer Discretionary	1	—	—	1

Total Assets	$475,168,855	$381,153,071	$—	$856,321,926

Total Liabilities	$—	$—	$—	$—

Total	$475,168,855	$381,153,071	$—	$856,321,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$46,311,805
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$15,814,649

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,229,900
Aggregate gross unrealized depreciation	(14,938,945)

Net unrealized appreciation	$50,290,955

Federal income tax cost of investments	$799,318,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.8%)
AGL Energy Ltd.	2,492	$34,370
Alumina Ltd.	13,577	21,492
Amcor Ltd.	6,747	39,563
AMP Ltd.	11,401	65,493
Aristocrat Leisure Ltd.	2,291	9,524
Arrow Energy Ltd.*	3,325	15,347
Asciano Group*	15,376	26,738
ASX Ltd.	953	29,681
Australia & New Zealand Banking Group Ltd.	13,650	317,657
Bendigo and Adelaide Bank Ltd.	1,953	17,922
BHP Billiton Ltd.	18,264	730,567
Billabong International Ltd.	1,147	11,894
BlueScope Steel Ltd.*	10,112	27,003
Boral Ltd.	3,329	17,138
Brambles Ltd.	7,755	52,377
Caltex Australia Ltd.	769	7,981
CFS Retail Property Trust (REIT)	9,747	16,771
Coca-Cola Amatil Ltd.	3,112	32,127
Cochlear Ltd.	316	21,122
Commonwealth Bank of Australia	8,354	431,522
Computershare Ltd.	2,469	28,366
Crown Ltd.	2,734	20,522
CSL Ltd.	3,079	102,931
CSR Ltd.	8,119	12,330
Dexus Property Group (REIT)	26,511	19,706
Energy Resources of Australia Ltd.	389	6,747
Fairfax Media Ltd.	11,813	19,512
Fortescue Metals Group Ltd.*	6,833	30,724
Foster’s Group Ltd.	10,620	51,553
Goodman Fielder Ltd.	7,465	9,796
Goodman Group (REIT)	33,818	20,327
GPT Group (REIT)	51,268	27,051
Harvey Norman Holdings Ltd.	3,018	10,025
Incitec Pivot Ltd.	8,911	28,375
Insurance Australia Group Ltd.	11,710	41,693
Intoll Group	12,732	13,086
Leighton Holdings Ltd.	826	29,561
Lend Lease Group	2,439	19,382
Macquarie Group Ltd.	1,820	78,913
MAp Group	4,205	11,923
Metcash Ltd.	4,331	16,454
Mirvac Group (REIT)	14,928	20,206
National Australia Bank Ltd.	11,420	288,398
Newcrest Mining Ltd.	2,647	79,720
Nufarm Ltd.	996	7,522
OneSteel Ltd.	7,361	26,344
Orica Ltd.	1,980	48,676
Origin Energy Ltd.	4,814	73,111
OZ Minerals Ltd.*	17,434	18,318
Paladin Energy Ltd.*	3,641	13,198
Qantas Airways Ltd.*	6,744	17,576
QBE Insurance Group Ltd.	5,639	107,788
Rio Tinto Ltd.	2,378	171,082
Santos Ltd.	4,566	61,425
Sims Metal Management Ltd.	902	17,928
Sonic Healthcare Ltd.	2,053	27,072
SP AusNet	4,244	3,525
Stockland Corp., Ltd. (REIT)	13,076	47,877
Suncorp-Metway Ltd.	7,079	55,476
TABCORP Holdings Ltd.	3,399	21,522
Tatts Group Ltd.	6,846	15,454
Telstra Corp., Ltd.	23,915	$65,617
Toll Holdings Ltd.	3,680	25,057
Transurban Group	6,407	29,691
Wesfarmers Ltd.	5,485	160,009
Wesfarmers Ltd. (PPS)	820	23,981
Westfield Group (REIT)	11,343	125,531
Westpac Banking Corp.	16,025	409,397
Woodside Petroleum Ltd.	2,972	127,908
Woolworths Ltd.	6,766	173,847
WorleyParsons Ltd.	919	21,463

		4,809,985

Austria (0.2%)
Erste Group Bank AG	1,016	42,677
Immoeast AG*	2,358	12,930
OMV AG	795	29,829
Raiffeisen International Bank Holding AG	304	14,453
Telekom Austria AG	1,687	23,583
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	342	13,576
Vienna Insurance Group	155	8,186
Voestalpine AG	652	26,375

		171,609

Belgium (0.5%)
Anheuser-Busch InBev N.V.	3,935	198,216
Belgacom S.A.	846	33,046
Cie Nationale a Portefeuille	116	6,079
Colruyt S.A.	84	20,677
Delhaize Group S.A.	556	44,682
Dexia S.A.*	2,478	14,780
Fortis*	12,507	44,529
Groupe Bruxelles Lambert S.A.	446	39,408
KBC Groep N.V.*	885	42,858
Mobistar S.A.	174	10,708
Solvay S.A.	329	33,821
UCB S.A.	561	23,955
Umicore S.A.	637	22,245

		535,004

Bermuda (0.0%)
Seadrill Ltd.	1,542	35,935

China (0.0%)
Foxconn International Holdings Ltd.*	11,404	12,029
Yangzijiang Shipbuilding Holdings Ltd.	9,327	7,734

		19,763

Cyprus (0.0%)
Bank of Cyprus PCL	3,140	19,848

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	3	21,848
A. P. Moller - Maersk A/S, Class B	7	53,340
Carlsberg A/S, Class B	600	50,357
Coloplast A/S, Class B	150	16,519
Danske Bank A/S*	2,500	61,504
DSV A/S	1,170	20,909
H. Lundbeck A/S	200	3,770
Novo Nordisk A/S, Class B	2,350	182,353
Novozymes A/S, Class B	250	27,668
Topdanmark A/S*	75	9,770
TrygVesta A/S	162	10,693
Vestas Wind Systems A/S*	1,100	59,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
William Demant Holding A/S*	75	$5,307

		523,810

Finland (0.7%)
Elisa Oyj*	750	15,468
Fortum Oyj	2,400	58,705
Kesko Oyj, Class B	400	15,743
Kone Oyj, Class B	860	35,544
Metso Oyj	600	19,376
Neste Oil Oyj	750	13,078
Nokia Oyj	20,400	317,689
Nokian Renkaat Oyj	600	15,584
Orion Oyj, Class B	516	11,416
Outokumpu Oyj	600	13,169
Pohjola Bank plc	794	8,922
Rautaruukki Oyj	500	10,805
Sampo Oyj, Class A	2,300	61,012
Sanoma Oyj	290	6,424
Stora Enso Oyj*	3,200	24,376
UPM-Kymmene Oyj	2,900	38,483
Wartsila Oyj	500	25,325

		691,119

France (5.6%)
Accor S.A.	808	44,701
Aeroports de Paris S.A.	124	10,210
Air France-KLM*	857	13,549
Air Liquide S.A.	1,370	164,463
Alcatel-Lucent*	12,746	40,301
Alstom S.A.	1,109	69,157
Atos Origin S.A.*	258	12,956
AXA S.A.	9,296	206,791
BioMerieux	46	5,283
BNP Paribas S.A.	5,157	396,047
Bouygues S.A.	1,230	61,834
Bureau Veritas S.A.	278	14,756
Cap Gemini S.A.	808	39,801
Carrefour S.A.	3,463	166,909
Casino Guichard Perrachon S.A.	308	26,062
Christian Dior S.A.	314	33,496
Cie de Saint-Gobain S.A.	2,105	101,215
Cie Generale de Geophysique-Veritas*	798	22,640
Cie Generale d’Optique Essilor International S.A.	1,104	70,485
CNP Assurances S.A.	167	15,771
Compagnie Generale des Etablissements Michelin, Class B	808	59,543
Credit Agricole S.A.	5,076	88,852
Danone S.A.	3,001	180,777
Dassault Systemes S.A.	364	21,531
EDF S.A.	1,300	70,936
Eiffage S.A.	171	8,845
Eramet S.A.	21	7,228
Eurazeo S.A.	150	10,420
Eutelsat Communications S.A.	557	19,801
Fonciere Des Regions (REIT)	131	14,429
France Telecom S.A.	10,107	241,828
GDF Suez S.A.	6,775	261,709
Gecina S.A. (REIT)	80	8,854
Groupe Eurotunnel S.A.	2,633	26,832
Hermes International S.A.	264	36,673
ICADE (REIT)	132	14,693
Iliad S.A.	86	8,869
Imerys S.A.	128	7,890
Ipsen S.A.	148	7,227
J.C. Decaux S.A.*	264	7,377
Klepierre S.A. (REIT)	508	$19,953
Lafarge S.A.	1,096	77,124
Lagardere S.C.A.	656	26,545
Legrand S.A.	593	18,734
L’Oreal S.A.	1,308	137,551
LVMH Moet Hennessy Louis Vuitton S.A.	1,338	156,392
M6-Metropole Television	245	6,337
Natixis S.A.*	4,831	26,067
Neopost S.A.	175	13,986
PagesJaunes Groupe S.A.	736	8,452
Pernod-Ricard S.A.	1,083	91,963
Peugeot S.A.*	845	24,880
PPR S.A.	418	55,650
Publicis Groupe S.A.	661	28,283
Renault S.A.*	1,018	47,711
Safran S.A.	1,046	27,267
Sanofi-Aventis S.A.	5,733	427,351
Schneider Electric S.A.	1,287	150,953
SCOR SE	961	24,272
Societe BIC S.A.	154	11,792
Societe Des Autoroutes Paris-Rhin-Rhone*	84	6,041
Societe Generale S.A.	3,427	215,534
Societe Television Francaise 1 S.A.	667	12,374
Sodexo S.A.	523	31,258
Suez Environnement Co. S.A.	1,492	34,338
Technip S.A.	573	46,590
Thales S.A.	502	20,151
Total S.A.	11,495	667,296
Unibail-Rodamco S.A. (REIT)	499	101,096
Vallourec S.A.	314	63,319
Veolia Environnement	2,163	75,023
Vinci S.A.	2,415	142,330
Vivendi S.A.	6,706	179,474

		5,596,828

Germany (4.3%)
Adidas AG	1,149	61,455
Allianz SE (Registered)	2,481	311,070
BASF SE	5,005	310,419
Bayer AG	4,505	304,721
Bayerische Motoren Werke (BMW) AG	1,813	83,697
Bayerische Motoren Werke (BMW) AG (Preference)	205	7,256
Beiersdorf AG	490	29,309
Celesio AG	477	15,250
Commerzbank AG*	3,911	33,496
Daimler AG	4,915	231,383
Deutsche Bank AG (Registered)	3,214	247,567
Deutsche Boerse AG	1,067	79,090
Deutsche Lufthansa AG (Registered)	1,362	22,590
Deutsche Post AG (Registered)	4,634	80,396
Deutsche Postbank AG*	490	15,721
Deutsche Telekom AG (Registered)	15,460	209,541
E.ON AG	10,352	382,196
Fraport AG	146	7,688
Fresenius Medical Care AG & Co. KGaA	1,056	59,583
Fresenius SE	111	8,262
Fresenius SE (Preference)	446	33,674
GEA Group AG	877	20,326
Hannover Rueckversicherung AG (Registered)*	357	17,629
HeidelbergCement AG	773	43,119
Henkel AG & Co. KGaA	633	29,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA (Preference)	981	$52,814
Hochtief AG	235	19,749
Infineon Technologies AG*	5,987	41,556
K+S AG	944	57,286
Linde AG	830	99,033
MAN SE	583	48,805
Merck KGaA	358	29,012
Metro AG	627	37,194
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,083	175,750
Porsche Automobil Holding SE (Preference)	432	26,365
Puma AG Rudolf Dassler Sport	19	6,019
RWE AG	2,284	202,368
RWE AG (Non-Voting)(Preference)	173	14,228
Salzgitter AG	218	20,237
SAP AG	4,680	226,672
Siemens AG (Registered)	4,480	448,675
Solarworld AG	484	7,299
Suedzucker AG	381	8,408
ThyssenKrupp AG	1,837	63,157
TUI AG*	797	8,962
United Internet AG*	559	8,479
Volkswagen AG	165	15,934
Volkswagen AG (Preference)	577	52,916
Wacker Chemie AG	89	13,271

		4,328,956

Greece (0.2%)
Alpha Bank AE*	2,581	24,437
Coca Cola Hellenic Bottling Co. S.A.	903	24,344
EFG Eurobank Ergasias S.A.*	1,813	16,651
Hellenic Petroleum S.A.	299	3,425
Hellenic Telecommunications Organization S.A.	1,151	14,287
Marfin Investment Group S.A.*	3,693	8,479
National Bank of Greece S.A.*	3,325	66,915
OPAP S.A.	1,235	28,023
Piraeus Bank S.A.*	1,698	14,838
Public Power Corp. S.A.*	544	9,552
Titan Cement Co. S.A.	296	7,836

		218,787

Hong Kong (1.3%)
ASM Pacific Technology Ltd.	1,000	9,473
Bank of East Asia Ltd.	8,000	29,468
BOC Hong Kong Holdings Ltd.	20,500	48,898
Cathay Pacific Airways Ltd.*	7,000	14,750
Cheung Kong Holdings Ltd.	8,000	103,036
Cheung Kong Infrastructure Holdings Ltd.	2,000	7,741
Chinese Estates Holdings Ltd.	2,000	3,343
CLP Holdings Ltd.	11,000	78,630
Esprit Holdings Ltd.	6,181	48,760
Genting Singapore plc*	25,941	16,411
Hang Lung Group Ltd.	4,000	21,225
Hang Lung Properties Ltd.	11,000	44,344
Hang Seng Bank Ltd.	4,200	58,530
Henderson Land Development Co., Ltd.	6,000	42,271
Hong Kong & China Gas Co., Ltd.	22,000	54,856
Hong Kong Exchanges and Clearing Ltd.	5,500	91,805
HongKong Electric Holdings Ltd.	7,500	44,483
Hopewell Holdings Ltd.	3,000	8,887
Hutchison Whampoa Ltd.	12,000	87,787
Hysan Development Co., Ltd.	4,000	11,566
Kerry Properties Ltd.	4,000	$21,457
Li & Fung Ltd.	12,000	59,040
Lifestyle International Holdings Ltd.	1,664	3,005
Link REIT (REIT)	12,000	29,582
Mongolia Energy Co., Ltd.*	14,648	6,773
MTR Corp.	8,000	30,293
New World Development Ltd.	14,000	27,408
Noble Group Ltd.	10,000	21,874
NWS Holdings Ltd.	3,000	5,989
Orient Overseas International Ltd.	1,500	11,118
PCCW Ltd.	21,000	6,248
Shangri-La Asia Ltd.	6,000	11,777
Sino Land Co., Ltd.	10,000	19,603
Sun Hung Kai Properties Ltd.	8,000	120,346
Swire Pacific Ltd., Class A	4,000	48,118
Television Broadcasts Ltd.	1,000	4,843
Wharf Holdings Ltd.	8,000	45,078
Wheelock & Co., Ltd.	4,000	11,798
Wing Hang Bank Ltd.	1,000	9,144
Yue Yuen Industrial Holdings Ltd.†	3,500	12,171

		1,331,929

Ireland (0.3%)
CRH plc	3,812	95,199
Elan Corp. plc*	2,378	17,922
Experian plc	5,644	55,543
Kerry Group plc, Class A	723	22,460
Shire plc	3,080	67,958

		259,082

Italy (1.8%)
A2A S.p.A.	6,296	11,812
Assicurazioni Generali S.p.A.	6,411	153,871
Atlantia S.p.A.	1,427	33,305
Autogrill S.p.A.*	597	7,265
Banca Carige S.p.A.	2,479	6,772
Banca Monte dei Paschi di Siena S.p.A.	12,465	18,452
Banca Popolare Societa Cooperativa	2,227	13,829
Banco Popolare S.c.a.r.l.*	3,552	24,707
Enel S.p.A.	35,903	200,759
ENI S.p.A.	14,154	332,064
Exor S.p.A.	236	4,099
Fiat S.p.A.*	4,203	54,724
Finmeccanica S.p.A.	2,249	30,012
Fondiaria-Sai S.p.A.	470	7,072
Intesa Sanpaolo S.p.A.*	46,148	168,887
Italcementi S.p.A.	385	4,451
Luxottica Group S.p.A.	508	13,585
Mediaset S.p.A.	3,935	33,802
Mediobanca S.p.A.*	2,634	28,301
Mediolanum S.p.A.	1,445	8,456
Parmalat S.p.A.	9,510	26,043
Pirelli & C S.p.A.*	15,155	9,313
Prysmian S.p.A.	569	11,182
Saipem S.p.A.	1,458	56,419
Snam Rete Gas S.p.A.	7,901	40,045
Telecom Italia S.p.A.	54,983	79,164
Telecom Italia S.p.A. (RNC)	30,208	34,068
Terna Rete Elettrica Nazionale S.p.A.	7,227	31,260
UniCredit S.p.A.*	89,247	263,684
Unione di Banche Italiane S.c.p.A.	3,175	42,840
Unipol Gruppo Finanziario S.p.A.*	5,236	5,912

		1,756,155

Japan (12.4%)
77 Bank Ltd.	2,000	11,424
ABC-Mart, Inc.	100	3,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Acom Co., Ltd.	70	$1,146
Advantest Corp.	900	22,507
Aeon Co., Ltd.	3,500	39,721
Aeon Credit Service Co., Ltd.	500	5,936
Aeon Mall Co., Ltd.	300	6,325
Air Water, Inc.	1,000	11,445
Aisin Seiki Co., Ltd.	1,100	32,945
Ajinomoto Co., Inc.	4,000	39,619
Alfresa Holdings Corp.	200	8,621
All Nippon Airways Co., Ltd.*	5,000	14,280
Amada Co., Ltd.	2,000	16,772
Aozora Bank Ltd.	4,000	5,648
Asahi Breweries Ltd.	2,100	39,376
Asahi Glass Co., Ltd.	6,000	67,579
Asahi Kasei Corp.	7,000	37,662
Asics Corp.	1,000	9,776
Astellas Pharma, Inc.	2,500	90,518
Bank of Kyoto Ltd.	2,000	18,419
Bank of Yokohama Ltd.	7,000	34,292
Benesse Holdings, Inc.	400	17,328
Bridgestone Corp.	3,300	56,335
Brother Industries Ltd.	1,000	12,087
Canon Marketing Japan, Inc.	200	2,723
Canon, Inc.	5,700	263,996
Casio Computer Co., Ltd.	1,300	9,998
Central Japan Railway Co.	8	60,926
Chiba Bank Ltd.	4,000	23,917
Chiyoda Corp.	1,000	9,926
Chubu Electric Power Co., Inc.	3,600	89,990
Chugai Pharmaceutical Co., Ltd.	1,200	22,565
Chugoku Bank Ltd.	1,000	13,499
Chugoku Electric Power Co., Inc.	1,400	27,823
Chuo Mitsui Trust Holdings, Inc.	5,000	18,772
Citizen Holdings Co., Ltd.	1,500	10,252
Coca-Cola West Co., Ltd.	300	4,906
Cosmo Oil Co., Ltd.	3,000	7,252
Credit Saison Co., Ltd.	900	13,959
Dai Nippon Printing Co., Ltd.	3,000	40,528
Daicel Chemical Industries Ltd.	2,000	13,755
Daido Steel Co., Ltd.	1,000	4,204
Daihatsu Motor Co., Ltd.	1,000	9,552
Daiichi Sankyo Co., Ltd.	3,700	69,298
Daikin Industries Ltd.	1,300	53,188
Dainippon Sumitomo Pharma Co., Ltd.	1,000	9,167
Daito Trust Construction Co., Ltd.	400	19,296
Daiwa House Industry Co., Ltd.	3,000	33,854
Daiwa Securities Group, Inc.	9,000	47,363
DeNA Co., Ltd.	2	14,804
Denki Kagaku Kogyo KK	3,000	12,900
Denso Corp.	2,700	80,431
Dentsu, Inc.	881	23,153
Dowa Holdings Co., Ltd.	2,000	12,044
East Japan Railway Co.	1,809	125,773
Eisai Co., Ltd.	1,400	49,941
Electric Power Development Co., Ltd.	700	23,061
Elpida Memory, Inc.*	1,000	19,692
FamilyMart Co., Ltd.	300	9,546
Fanuc Ltd.	1,000	106,108
Fast Retailing Co., Ltd.	300	52,145
Fuji Electric Holdings Co., Ltd.	3,000	8,183
Fuji Heavy Industries Ltd.*	3,000	15,531
Fuji Media Holdings, Inc.	4	5,926
Fujifilm Holdings Corp.	2,500	86,105
Fujitsu Ltd.	10,000	65,462
Fukuoka Financial Group, Inc.	4,000	16,986
Furukawa Electric Co., Ltd.	4,000	$20,794
GS Yuasa Corp.	2,000	13,499
Gunma Bank Ltd.	2,000	11,060
Hachijuni Bank Ltd.	2,000	11,381
Hakuhodo DY Holdings, Inc.	60	3,158
Hankyu Hanshin Holdings, Inc.	6,000	27,789
Hino Motors Ltd.	2,000	8,450
Hirose Electric Co., Ltd.	100	11,531
Hiroshima Bank Ltd.	2,000	8,450
Hisamitsu Pharmaceutical Co., Inc.	300	11,151
Hitachi Chemical Co., Ltd.	600	12,964
Hitachi Construction Machinery Co., Ltd.	600	14,177
Hitachi High-Technologies Corp.	400	9,177
Hitachi Ltd.*	24,000	89,592
Hitachi Metals Ltd.	1,000	10,514
Hokkaido Electric Power Co., Inc.	800	15,351
Hokuhoku Financial Group, Inc.	6,000	13,156
Hokuriku Electric Power Co.	900	19,792
Honda Motor Co., Ltd.	9,000	317,681
HOYA Corp.	2,300	63,201
Ibiden Co., Ltd.	700	24,110
Idemitsu Kosan Co., Ltd.	100	7,573
IHI Corp.	7,000	12,804
INPEX Corp.	4	29,351
Isetan Mitsukoshi Holdings Ltd.	2,000	21,500
Isuzu Motors Ltd.	7,000	18,943
Ito En Ltd.	200	3,096
ITOCHU Corp.	8,000	70,082
ITOCHU Techno-Solutions Corp.	200	6,568
Iyo Bank Ltd.	1,000	9,509
J. Front Retailing Co., Ltd.	3,000	17,649
Jafco Co., Ltd.	200	5,252
Japan Petroleum Exploration Co.	200	10,140
Japan Prime Realty Investment Corp. (REIT)	4	8,904
Japan Real Estate Investment Corp. (REIT)	3	25,575
Japan Retail Fund Investment Corp. (REIT)	7	8,236
Japan Steel Works Ltd.	2,000	22,912
Japan Tobacco, Inc.	24	89,336
JFE Holdings, Inc.	2,700	108,734
JGC Corp.	1,000	17,841
Joyo Bank Ltd.	3,000	13,381
JS Group Corp.	1,400	28,497
JSR Corp.	900	18,801
JTEKT Corp.	1,100	12,990
Jupiter Telecommunications Co., Ltd.	14	16,173
Kajima Corp.	5,000	12,247
Kamigumi Co., Ltd.	1,000	8,044
Kaneka Corp.	2,000	12,964
Kansai Electric Power Co., Inc.	4,200	96,228
Kansai Paint Co., Ltd.	1,000	8,151
Kao Corp.	3,000	76,051
Kawasaki Heavy Industries Ltd.	8,000	22,077
Kawasaki Kisen Kaisha Ltd.*	4,000	15,959
KDDI Corp.	16	82,832
Keihin Electric Express Railway Co., Ltd.	2,000	16,430
Keio Corp.	3,000	20,248
Keisei Electric Railway Co., Ltd.	1,000	6,086
Keyence Corp.	200	47,791
Kikkoman Corp.	1,000	11,702
Kintetsu Corp.	9,000	28,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kirin Holdings Co., Ltd.	5,000	$73,751
Kobe Steel Ltd.	14,000	30,099
Koito Manufacturing Co., Ltd.	2,000	29,693
Komatsu Ltd.	5,200	109,017
Konami Corp.	500	9,643
Konica Minolta Holdings, Inc.	2,500	29,174
Kubota Corp.	6,000	54,680
Kuraray Co., Ltd.	2,000	26,912
Kurita Water Industries Ltd.	600	16,975
Kyocera Corp.	900	87,699
Kyowa Hakko Kirin Co., Ltd.	1,000	10,322
Kyushu Electric Power Co., Inc.	2,100	45,711
Lawson, Inc.	400	17,071
Mabuchi Motor Co., Ltd.	200	11,509
Makita Corp.	600	19,767
Marubeni Corp.	9,000	55,931
Marui Group Co., Ltd.	1,300	9,428
Maruichi Steel Tube Ltd.	200	4,056
Matsui Securities Co., Ltd.	700	5,002
Mazda Motor Corp.	8,500	23,912
McDonald’s Holdings Co. Japan Ltd.	176	3,573
Medipal Holdings Corp.	600	7,105
MEIJI Holdings Co. Ltd.	311	12,075
Minebea Co., Ltd.	2,000	12,172
Mitsubishi Chemical Holdings Corp.	6,500	33,233
Mitsubishi Corp.	6,800	178,201
Mitsubishi Electric Corp.	11,000	101,070
Mitsubishi Estate Co., Ltd.	6,000	98,192
Mitsubishi Gas Chemical Co., Inc.	2,000	12,044
Mitsubishi Heavy Industries Ltd.	17,000	70,371
Mitsubishi Logistics Corp.	1,000	12,429
Mitsubishi Materials Corp.*	6,000	17,264
Mitsubishi Motors Corp.*	18,000	24,452
Mitsubishi Tanabe Pharma Corp.	1,000	14,119
Mitsubishi UFJ Financial Group, Inc.	68,500	359,022
Mitsubishi UFJ Lease & Finance Co., Ltd.	250	9,092
Mitsui & Co., Ltd.	9,000	151,235
Mitsui Chemicals, Inc.	5,000	15,135
Mitsui Engineering & Shipbuilding Co., Ltd.	4,000	9,969
Mitsui Fudosan Co., Ltd.	5,000	84,875
Mitsui Mining & Smelting Co., Ltd.	3,000	8,985
Mitsui O.S.K. Lines Ltd.	6,000	43,063
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,680	74,389
Mitsumi Electric Co., Ltd.	500	10,942
Mizuho Financial Group, Inc.	74,635	147,689
Mizuho Securities Co., Ltd.	2,000	6,332
Mizuho Trust & Banking Co., Ltd.	6,000	6,033
Murata Manufacturing Co., Ltd.	1,200	68,157
Namco Bandai Holdings, Inc.	1,100	10,719
NEC Corp.	14,000	42,079
NGK Insulators Ltd.	1,000	20,398
NGK Spark Plug Co., Ltd.	1,000	13,584
NHK Spring Co., Ltd.	1,000	9,177
Nidec Corp.	600	64,306
Nikon Corp.	2,000	43,662
Nintendo Co., Ltd.	500	167,398
Nippon Building Fund, Inc. (REIT)	3	25,832
Nippon Electric Glass Co., Ltd.	2,000	28,174
Nippon Express Co., Ltd.	5,000	21,500
Nippon Meat Packers, Inc.	1,000	12,654
Nippon Mining Holdings, Inc.†	5,000	23,371
Nippon Oil Corp.†	7,000	35,266
Nippon Paper Group, Inc.	430	$11,062
Nippon Sheet Glass Co., Ltd.	4,000	11,809
Nippon Steel Corp.	28,000	109,915
Nippon Telegraph & Telephone Corp.	2,724	114,799
Nippon Yusen KK	8,000	31,576
Nipponkoa Insurance Co., Ltd.†	3,000	18,836
Nishi-Nippon City Bank Ltd.	3,000	8,857
Nissan Chemical Industries Ltd.	1,000	13,991
Nissan Motor Co., Ltd.*	13,300	113,951
Nissha Printing Co., Ltd.	200	7,808
Nisshin Seifun Group, Inc.	1,000	12,910
Nisshin Steel Co., Ltd.	3,000	6,257
Nisshinbo Holdings, Inc.	2,000	20,708
Nissin Food Holdings Co., Ltd.	400	13,456
Nitori Co., Ltd.	200	15,189
Nitto Denko Corp.	900	34,945
NOK Corp.	600	9,030
Nomura Holdings, Inc.	20,100	148,132
Nomura Real Estate Holdings, Inc.	500	7,712
Nomura Real Estate Office Fund, Inc. (REIT)	1	5,616
Nomura Research Institute Ltd.	400	9,113
NSK Ltd.	3,000	23,682
NTN Corp.	3,000	13,542
NTT Data Corp.	7	23,323
NTT DoCoMo, Inc.	84	127,945
NTT Urban Development Corp.	7	5,915
Obayashi Corp.	4,000	17,756
Obic Co., Ltd.	40	7,265
Odakyu Electric Railway Co., Ltd.	3,000	24,965
OJI Paper Co., Ltd.	4,000	17,542
Olympus Corp.	1,000	32,089
Omron Corp.	1,100	25,532
Ono Pharmaceutical Co., Ltd.	500	22,248
Oracle Corp. Japan	100	4,637
Oriental Land Co., Ltd.	200	13,948
ORIX Corp.	580	51,430
Osaka Gas Co., Ltd.	11,000	39,416
Otsuka Corp.	100	6,354
Panasonic Corp.	11,000	168,253
Panasonic Electric Works Co., Ltd.	2,000	25,243
Rakuten, Inc.	40	28,923
Resona Holdings, Inc.	2,605	32,935
Ricoh Co., Ltd.	4,000	62,467
Rinnai Corp.	200	10,504
Rohm Co., Ltd.	500	37,330
Sankyo Co., Ltd.	300	14,841
Santen Pharmaceutical Co., Ltd.	400	12,006
Sanyo Electric Co., Ltd.*	10,000	16,045
Sapporo Hokuyo Holdings, Inc.	1,075	4,910
Sapporo Holdings Ltd.	1,000	5,220
SBI Holdings, Inc.	94	18,551
Secom Co., Ltd.	1,200	52,498
Sega Sammy Holdings, Inc.	1,100	13,319
Seiko Epson Corp.	800	12,425
Sekisui Chemical Co., Ltd.	2,000	13,563
Sekisui House Ltd.	3,000	29,971
Senshu Ikeda Holdings, Inc.	1,645	2,991
Seven & I Holdings Co., Ltd.	4,200	101,485
Seven Bank Ltd.	3	6,033
Sharp Corp.	5,000	62,520
Shikoku Electric Power Co., Inc.	1,000	28,335
Shimadzu Corp.	1,000	8,012
Shimamura Co., Ltd.	100	8,857
Shimano, Inc.	300	13,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Shimizu Corp.	3,000	$12,515
Shin-Etsu Chemical Co., Ltd.	2,200	127,778
Shinko Electric Industries Co., Ltd.	400	6,187
Shinsei Bank Ltd.	5,000	6,043
Shionogi & Co., Ltd.	2,000	38,036
Shiseido Co., Ltd.	2,000	43,427
Shizuoka Bank Ltd.	3,000	26,153
Showa Denko KK	8,000	18,055
Showa Shell Sekiyu KK	1,100	7,436
SMC Corp.	300	40,721
Softbank Corp.	4,100	100,998
Sojitz Corp.	7,100	13,746
Sompo Japan Insurance, Inc.†	5,000	35,084
Sony Corp.	5,500	210,611
Sony Financial Holdings, Inc.	5	16,419
Square Enix Holdings Co., Ltd.	400	8,745
Stanley Electric Co., Ltd.	800	15,514
Sumco Corp.*	700	14,885
Sumitomo Chemical Co., Ltd.	9,000	43,994
Sumitomo Corp.	6,200	71,291
Sumitomo Electric Industries Ltd.	4,100	50,258
Sumitomo Heavy Industries Ltd.	3,000	18,066
Sumitomo Metal Industries Ltd.	18,000	54,487
Sumitomo Metal Mining Co., Ltd.	3,000	44,636
Sumitomo Mitsui Financial Group, Inc.	6,997	231,262
Sumitomo Realty & Development Co., Ltd.	2,000	38,058
Sumitomo Rubber Industries Ltd.	1,000	8,814
Sumitomo Trust & Banking Co., Ltd.	8,000	46,893
Suruga Bank Ltd.	1,000	8,942
Suzuken Co., Ltd.	400	14,098
Suzuki Motor Corp.	1,900	41,926
Sysmex Corp.	200	11,723
T&D Holdings, Inc.	1,600	37,874
Taiheiyo Cement Corp.*	5,000	7,167
Taisei Corp.	6,000	13,221
Taiyo Nippon Sanso Corp.	1,000	9,776
Takashimaya Co., Ltd.	2,000	16,430
Takeda Pharmaceutical Co., Ltd.	4,100	180,463
TDK Corp.	600	39,919
Teijin Ltd.	5,000	16,793
Terumo Corp.	900	47,941
THK Co., Ltd.	700	15,274
Tobu Railway Co., Ltd.	4,000	22,206
Toho Co., Ltd.	400	6,443
Toho Gas Co., Ltd.	3,000	16,365
Tohoku Electric Power Co., Inc.	2,400	50,726
Tokio Marine Holdings, Inc.	4,000	112,654
Tokuyama Corp.	2,000	11,081
Tokyo Electric Power Co., Inc.	6,600	175,925
Tokyo Electron Ltd.	900	59,686
Tokyo Gas Co., Ltd.	13,000	57,290
Tokyo Steel Manufacturing Co., Ltd.	600	7,515
Tokyo Tatemono Co., Ltd.	2,000	7,188
Tokyu Corp.	6,000	25,094
Tokyu Land Corp.	3,000	11,456
TonenGeneral Sekiyu KK	1,000	8,439
Toppan Printing Co., Ltd.	3,000	27,083
Toray Industries, Inc.	7,000	40,881
Toshiba Corp.*	22,000	113,659
Tosoh Corp.	3,000	7,637
TOTO Ltd.	1,000	6,814
Toyo Seikan Kaisha Ltd.	900	15,942
Toyo Suisan Kaisha Ltd.	1,000	25,864
Toyoda Gosei Co., Ltd.	400	11,214
Toyota Boshoku Corp.	400	$7,684
Toyota Industries Corp.	1,000	28,559
Toyota Motor Corp.	16,000	640,924
Toyota Tsusho Corp.	1,000	15,681
Trend Micro, Inc.	500	17,435
Tsumura & Co.	300	8,712
Ube Industries Ltd.	6,000	15,403
Unicharm Corp.	200	19,318
UNY Co., Ltd.	1,000	8,268
Ushio, Inc.	600	10,179
USS Co., Ltd.	130	8,830
West Japan Railway Co.	9	30,998
Yahoo! Japan Corp.	72	26,223
Yakult Honsha Co., Ltd.	500	13,488
Yamada Denki Co., Ltd.	480	35,426
Yamaguchi Financial Group, Inc.	1,000	10,942
Yamaha Corp.	900	11,619
Yamaha Motor Co., Ltd.*	1,200	17,983
Yamato Holdings Co., Ltd.	2,000	28,110
Yamato Kogyo Co., Ltd.	300	9,964
Yamazaki Baking Co., Ltd.	1,000	12,376
Yaskawa Electric Corp.	1,000	9,145
Yokogawa Electric Corp.	1,300	11,319

		12,361,972

Luxembourg (0.3%)
ArcelorMittal S.A.	4,682	205,458
Millicom International Cellular S.A. (SDR)	385	34,445
SES S.A. (FDR)	1,565	39,517
Tenaris S.A.	2,594	55,987

		335,407

Macau (0.0%)
Sands China Ltd.*	9,200	14,622

Mexico (0.0%)
Fresnillo plc	705	9,072

Netherlands (2.5%)
Aegon N.V.*	8,701	59,583
Akzo Nobel N.V.	1,272	72,492
ASML Holding N.V.	2,365	84,521
Corio N.V. (REIT)	300	20,031
European Aeronautic Defence and Space Co. N.V.	2,243	45,124
Fugro N.V. (CVA)	375	24,509
Heineken Holding N.V.	521	23,176
Heineken N.V.	1,345	69,123
ING Groep N.V. (CVA)*	19,614	195,826
James Hardie Industries SE (CDI)*	2,420	16,122
Koninklijke (Royal) KPN N.V.	9,124	144,553
Koninklijke Ahold N.V.	6,532	87,078
Koninklijke Boskalis Westminster N.V.	365	13,988
Koninklijke DSM N.V.	853	38,037
Koninklijke Philips Electronics N.V.	5,308	170,198
Koninklijke Vopak N.V.*	160	12,601
QIAGEN N.V.*	1,283	29,546
Randstad Holding N.V.*	567	26,945
Reed Elsevier N.V.	3,987	48,455
Royal Dutch Shell plc, Class A	19,162	555,396
Royal Dutch Shell plc, Class B	14,537	400,497
SBM Offshore N.V.	923	18,469
TNT N.V.	2,041	58,524
Unilever N.V. (CVA)	8,877	268,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Wolters Kluwer N.V.	1,544	$33,481

		2,516,785

New Zealand (0.1%)
Auckland International Airport Ltd.	3,903	5,378
Contact Energy Ltd.*	849	3,860
Fletcher Building Ltd.	2,931	17,385
Sky City Entertainment Group Ltd.	3,410	7,800
Telecom Corp. of New Zealand Ltd.	10,603	16,344

		50,767

Norway (0.4%)
DnB NOR ASA*	4,922	56,233
Norsk Hydro ASA*	3,792	28,903
Orkla ASA	4,275	37,800
Renewable Energy Corp. ASA*	1,930	9,028
Statoil ASA	6,150	142,388
Telenor ASA*	4,500	61,028
Yara International ASA	1,050	45,581

		380,961

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	13,317	14,821
Banco Espirito Santo S.A. (Registered)*	2,964	16,013
Brisa Auto-Estradas de Portugal S.A.	663	5,624
Cimpor Cimentos de Portugal SGPS S.A.	916	6,922
EDP - Energias de Portugal S.A.	9,673	38,450
Galp Energia SGPS S.A., Class B	878	15,250
Jeronimo Martins SGPS S.A.	1,197	12,126
Portugal Telecom SGPS S.A. (Registered)	3,228	36,091

		145,297

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	7,000	9,607
CapitaLand Ltd.	14,000	39,730
CapitaMall Trust (REIT)	11,000	13,918
CapitaMalls Asia Ltd.*	7,032	11,360
City Developments Ltd.	3,000	22,731
ComfortDelgro Corp., Ltd.	8,000	8,921
Cosco Corp. (Singapore) Ltd.	5,000	4,432
DBS Group Holdings Ltd.	9,000	91,998
Fraser and Neave Ltd.	6,000	20,587
Golden Agri-Resources Ltd.*	36,609	15,178
Jardine Cycle & Carriage Ltd.	1,000	21,001
Keppel Corp., Ltd.	7,000	45,634
Neptune Orient Lines Ltd.	6,000	8,621
Olam International Ltd.	7,000	12,960
Oversea-Chinese Banking Corp., Ltd.	14,000	87,165
SembCorp Industries Ltd.	3,000	8,857
SembCorp Marine Ltd.	5,000	14,975
Singapore Airlines Ltd.	3,000	32,596
Singapore Exchange Ltd.	5,000	27,342
Singapore Press Holdings Ltd.	9,000	24,576
Singapore Technologies Engineering Ltd.	5,000	11,401
Singapore Telecommunications Ltd.	42,000	95,171
StarHub Ltd.	2,890	4,731
United Overseas Bank Ltd.	7,000	96,172
UOL Group Ltd.	2,000	5,576
Wilmar International Ltd.	6,000	28,736

		763,976

Spain (2.2%)
Abertis Infraestructuras S.A.	1,565	30,121
Acciona S.A.	143	15,859
Acerinox S.A.	782	$15,394
ACS Actividades de Construccion y Servicios S.A.	784	36,172
Banco Bilbao Vizcaya Argentaria S.A.	19,409	265,556
Banco de Sabadell S.A.	5,025	27,745
Banco de Valencia S.A.	717	4,571
Banco Popular Espanol S.A.	4,797	35,311
Banco Santander S.A.	44,795	595,343
Bankinter S.A.	1,611	13,404
Criteria Caixacorp S.A.	4,255	21,086
EDP Renovaveis S.A.*	825	6,446
Enagas S.A.	1,004	22,002
Ferrovial S.A.	2,455	23,874
Fomento de Construcciones y Contratas S.A.	227	8,310
Gamesa Corp. Tecnologica S.A.	1,028	14,093
Gas Natural SDG S.A.	1,288	23,781
Gestevision Telecinco S.A.	574	9,009
Grifols S.A.	731	10,920
Iberdrola Renovables S.A.	4,746	19,711
Iberdrola S.A.	20,071	170,108
Iberia Lineas Aereas de Espana S.A.*	1,816	6,348
Inditex S.A.	1,197	78,904
Indra Sistemas S.A.	567	11,625
Mapfre S.A.	4,381	16,071
Red Electrica Corporacion S.A.	601	32,255
Repsol YPF S.A.	4,011	94,968
Sacyr Vallehermoso S.A.*	189	1,668
Telefonica S.A.	23,053	546,135
Zardoya Otis S.A.	659	11,420

		2,168,210

Sweden (1.5%)
Alfa Laval AB	1,850	27,235
Assa Abloy AB, Class B	1,800	35,224
Atlas Copco AB, Class A	3,695	57,314
Atlas Copco AB, Class B	1,873	26,251
Electrolux AB, Class B	1,331	30,415
Getinge AB, Class B	1,200	28,768
Hennes & Mauritz AB, Class B	2,800	181,907
Holmen AB, Class B	300	8,081
Husqvarna AB, Class B*	2,293	16,672
Investor AB, Class B	2,600	49,871
Kinnevik Investment AB, Class B	1,217	22,417
Lundin Petroleum AB*	1,200	10,163
Nordea Bank AB	17,600	173,670
Ratos AB, Class B*	572	18,973
Sandvik AB	5,539	69,232
Scania AB, Class B	1,547	24,467
Securitas AB, Class B	1,800	19,195
Skandinaviska Enskilda Banken AB, Class A*	8,200	52,387
Skanska AB, Class B	2,200	39,974
SKF AB, Class B	2,156	38,309
SSAB AB, Class A	1,013	18,210
SSAB AB, Class B	272	4,415
Svenska Cellulosa AB, Class B	3,141	44,284
Svenska Handelsbanken AB, Class A	2,700	79,124
Swedbank AB, Class A*	3,350	34,379
Swedish Match AB	1,400	33,465
Tele2 AB, Class B	1,700	28,370
Telefonaktiebolaget LM Ericsson, Class B	16,000	168,629
TeliaSonera AB*	12,500	88,722
Volvo AB, Class A*	2,040	20,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Volvo AB, Class B	5,990	$60,268

		1,510,591

Switzerland (4.6%)
ABB Ltd. (Registered)*	12,028	262,713
Actelion Ltd. (Registered)*	566	25,750
Adecco S.A. (Registered)	681	38,655
Aryzta AG	382	16,738
Baloise Holding AG (Registered)	287	25,450
BKW FMB Energie AG	28	2,081
Cie Financiere Richemont S.A., Class A	2,856	110,594
Credit Suisse Group AG (Registered)	6,129	315,925
GAM Holding Ltd.	1,163	14,284
Geberit AG (Registered)	214	38,298
Givaudan S.A. (Registered)	41	35,968
Holcim Ltd. (Registered)*	1,341	99,965
Julius Baer Group Ltd.	1,137	41,247
Kuehne & Nagel International AG (Registered)	300	30,359
Lindt & Spruengli AG	3	7,099
Lindt & Spruengli AG (Registered)	1	27,077
Logitech International S.A. (Registered)*	1,021	16,800
Lonza Group AG (Registered)	252	20,554
Nestle S.A. (Registered)	18,865	966,151
Nobel Biocare Holding AG (Registered)	690	18,454
Novartis AG (Registered)	11,483	620,217
Pargesa Holding S.A.	107	9,082
Roche Holding AG	3,823	620,005
Schindler Holding AG	347	30,454
SGS S.A. (Registered)	29	39,991
Sonova Holding AG	253	31,433
STMicroelectronics N.V.	3,777	37,597
Straumann Holding AG (Registered)	44	10,954
Swatch Group AG	169	53,886
Swatch Group AG (Registered)	175	10,406
Swiss Life Holding AG (Registered)*	166	21,805
Swiss Reinsurance Co., Ltd.*	1,904	93,719
Swisscom AG (Registered)	128	46,713
Syngenta AG (Registered)	516	143,290
UBS AG (Registered)*	19,379	315,019
Xstrata plc*	10,170	192,681
Zurich Financial Services AG	806	206,622

		4,598,036

United Kingdom (10.4%)
3i Group plc	5,381	23,778
Admiral Group plc	1,090	21,834
AMEC plc	1,855	22,492
Anglo American plc*	7,174	312,879
Antofagasta plc	2,190	34,563
Associated British Foods plc	1,980	29,400
AstraZeneca plc	7,897	352,201
Autonomy Corp. plc*	1,194	33,031
Aviva plc	15,255	89,195
BAE Systems plc	19,357	109,067
Balfour Beatty plc	3,398	15,067
Barclays plc	62,127	339,683
BG Group plc	18,358	317,723
BHP Billiton plc	12,019	412,198
BP plc	102,074	965,630
British Airways plc*	2,162	7,972
British American Tobacco plc	10,872	374,758
British Land Co. plc (REIT)	4,775	34,861
British Sky Broadcasting Group plc	6,270	57,279
BT Group plc, Class A	42,444	79,802
Bunzl plc	1,844	$20,175
Burberry Group plc	2,411	26,141
Cable & Wireless Worldwide plc*	14,249	19,893
Cairn Energy plc*	7,598	48,080
Capita Group plc	3,442	39,514
Carnival plc	922	37,847
Carphone Warehouse Group plc*	1	1
Centrica plc	28,042	125,065
Cobham plc	6,395	24,940
Compass Group plc	10,167	81,153
Diageo plc	13,644	228,995
Drax Group plc	2,069	11,730
Eurasian Natural Resources Corp.	1,202	21,742
Firstgroup plc	2,695	14,682
G4S plc	7,044	27,952
GlaxoSmithKline plc	28,245	542,416
Hammerson plc (REIT)	3,903	23,300
Home Retail Group plc	4,893	20,122
HSBC Holdings plc	94,694	959,904
ICAP plc	2,933	16,637
Imperial Tobacco Group plc	5,546	169,163
Inmarsat plc	2,419	27,751
Intercontinental Hotels Group plc	1,445	22,630
International Power plc	8,387	40,587
Invensys plc	4,494	23,234
Investec plc	1,903	15,565
J Sainsbury plc	6,470	32,164
Johnson Matthey plc	1,188	31,477
Kazakhmys plc*	1,189	27,552
Kingfisher plc	13,008	42,322
Land Securities Group plc (REIT)	4,159	42,790
Legal & General Group plc	32,918	43,984
Liberty International plc (REIT)	2,766	21,134
Lloyds Banking Group plc*	207,856	197,990
London Stock Exchange Group plc	853	9,197
Lonmin plc*	855	26,442
Man Group plc	9,429	34,555
Marks & Spencer Group plc	8,692	48,817
National Grid plc	13,256	129,044
Next plc	1,091	35,827
Old Mutual plc*	28,737	53,420
Pearson plc	4,453	70,007
Petrofac Ltd.	1,088	19,845
Prudential plc	13,905	115,527
Randgold Resources Ltd.	497	37,823
Reckitt Benckiser Group plc	3,323	182,393
Reed Elsevier plc	6,674	53,222
Resolution Ltd.*	13,576	16,883
Rexam plc	4,892	21,744
Rio Tinto plc	7,395	438,216
Rolls-Royce Group plc*	10,156	91,777
Royal Bank of Scotland Group plc*	92,715	61,906
RSA Insurance Group plc	19,257	37,259
SABMiller plc	5,017	147,089
Sage Group plc	7,315	26,541
Schroders plc	695	14,839
Scottish & Southern Energy plc	5,054	84,441
Segro plc (REIT)	4,079	19,783
Serco Group plc	2,744	25,026
Severn Trent plc	1,318	23,901
Smith & Nephew plc	4,876	48,577
Smiths Group plc	1,951	33,633
Standard Chartered plc	11,008	300,266
Standard Life plc	11,101	33,742
Tesco plc	43,267	285,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Thomas Cook Group plc	4,797	$19,640
Tomkins plc	4,985	17,853
TUI Travel plc	2,348	10,743
Tullow Oil plc	4,843	91,866
Unilever plc	6,999	205,516
United Utilities Group plc	3,778	32,048
Vedanta Resources plc	756	31,847
Vodafone Group plc	284,883	657,111
Whitbread plc	979	21,898
WM Morrison Supermarkets plc	11,662	51,941
Wolseley plc*	1,561	37,712
WPP plc	6,884	71,349

		10,439,217

United States (0.0%)
Synthes, Inc.	327	40,813

Total Common Stocks (55.6%) (Cost $54,471,794)		55,634,536

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $—)	742	461

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (5.4%)
BlackRock Liquidity Funds TempFund
0.11% ‡
(Amortized Cost $5,350,790)	$5,350,790	$5,350,790

Total Investments (61.0%) (Cost $59,822,584)		60,985,787
Other Assets Less Liabilities (39.0%)		38,977,393

Net Assets (100%)		$99,963,180

*	Non-income producing.

†	Securities (totaling $124,728 or 0.1% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.4%
Consumer Staples	5.8
Energy	4.5
Financials	14.3
Health Care	4.3
Industrials	6.1
Information Technology	2.7
Materials	5.8
Telecommunication Services	3.2
Utilities	3.5
Cash and Other	44.4

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$15,480,657	$15,272,478	$25,402,345	$5,350,790	$1,566	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Dow Jones EURO Stoxx 50 Index	442	June-10	$16,910,201	$17,020,108	$109,907
FTSE 100 Index	126	June-10	10,662,199	10,727,557	65,358
SPI 200 Index	37	June-10	4,109,301	4,141,423	32,122
TOPIX Index	99	June-10	9,790,180	10,351,107	560,927

					$768,314

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	1,670	$1,530,861	$1,493,164	$37,697
Japanese Yen vs. U.S. Dollar, expiring 4/15/10	395,000	4,225,285	4,350,077	(124,792)

				$(87,095)

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	125	$111,856	$114,585	$(2,729)

				$(89,824)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$5,525,970	$12,171	$5,538,141
Consumer Staples	—	5,590,063	—	5,590,063
Energy	—	4,394,683	58,637	4,453,320
Financials	—	14,034,014	53,920	14,087,934
Health Care	—	4,501,904	—	4,501,904
Industrials	—	6,535,886	—	6,535,886
Information Technology	—	2,906,396	—	2,906,396
Materials	—	5,867,537	—	5,867,537
Telecommunication Services	—	3,055,861	—	3,055,861
Utilities	—	3,097,494	—	3,097,494
Forward Currency Contracts	—	37,697	—	37,697
Futures	768,314	—	—	768,314
Rights
Consumer Discretionary	—	461	—	461
Short-Term Investments	—	5,350,790	—	5,350,790

Total Assets	$768,314	$60,898,756	$124,728	$61,791,798

Liabilities:
Forward Currency Contracts	$—	$(127,521)	$—	$(127,521)

Total Liabilities	$—	$(127,521)	$—	$(127,521)

Total	$768,314	$60,771,235	$124,728	$61,664,277

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy
Balance as of 12/31/09	$—	$—
Total gains or losses (realized/unrealized) included in earnings	1,870	1,966
Purchases, sales, issuances, and settlements (net)	5,969	20,678
Transfers into Level 3	4,332	35,993
Transfers out of Level 3	—	—

Balance as of 3/31/10	$12,171	$58,637

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$1,870	$1,966

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$439
Total gains or losses (realized/unrealized) included in earnings	4,103	(4)
Purchases, sales, issuances, and settlements (net)	13,050	(435)
Transfers into Level 3	36,767	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$53,920	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$4,103	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,106,500
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$98,275

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,432,640
Aggregate gross unrealized depreciation	(1,342,187)

Net unrealized appreciation	$1,090,453

Federal income tax cost of investments	$59,895,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
AGL Energy Ltd.	51,238	$706,689
Alumina Ltd.	304,497	482,002
Amcor Ltd.	130,706	766,432
AMP Ltd.	254,080	1,459,560
Aristocrat Leisure Ltd.	42,001	174,596
Arrow Energy Ltd.*	84,345	389,318
Asciano Group*	370,198	643,755
ASX Ltd.	16,831	524,202
Australia & New Zealand Banking Group Ltd.	317,078	7,378,914
AXA Asia Pacific Holdings Ltd.	63,828	370,174
Bendigo and Adelaide Bank Ltd.	30,132	276,506
BGP Holdings plc(b)*†	810,676	—
BHP Billiton Ltd.	418,467	16,738,832
Billabong International Ltd.	26,464	274,417
BlueScope Steel Ltd.*	179,862	480,297
Boral Ltd.	79,271	408,088
Brambles Ltd.	169,556	1,145,165
Caltex Australia Ltd.	34,806	361,238
CFS Retail Property Trust (REIT)	203,867	350,772
Coca-Cola Amatil Ltd.	66,256	683,998
Cochlear Ltd.	8,942	597,698
Commonwealth Bank of Australia	189,096	9,767,663
Computershare Ltd.	59,171	679,814
Crown Ltd.	62,661	470,357
CSL Ltd.	72,501	2,423,708
CSR Ltd.	229,605	348,704
Dexus Property Group (REIT)	777,025	577,560
Energy Resources of Australia Ltd.	10,505	182,194
Fairfax Media Ltd.	279,952	462,416
Fortescue Metals Group Ltd.*	135,607	609,755
Foster’s Group Ltd.	230,803	1,120,403
Goodman Fielder Ltd.	253,934	333,222
Goodman Group (REIT)	648,303	389,670
GPT Group (REIT)	1,021,795	539,149
Harvey Norman Holdings Ltd.	74,771	248,381
Incitec Pivot Ltd.	151,333	481,881
Insurance Australia Group Ltd.	276,666	985,064
Intoll Group	309,235	317,822
Leighton Holdings Ltd.	16,517	591,116
Lend Lease Group	54,595	433,858
Macquarie Group Ltd.	39,492	1,712,332
MAp Group	50,831	144,133
Metcash Ltd.	109,876	417,427
Mirvac Group (REIT)	325,633	440,755
National Australia Bank Ltd.	258,239	6,521,497
Newcrest Mining Ltd.	58,859	1,772,673
Nufarm Ltd.	43,943	331,869
OneSteel Ltd.	167,618	599,877
Orica Ltd.	45,859	1,127,390
Origin Energy Ltd.	110,745	1,681,896
OZ Minerals Ltd.*	536,402	563,603
Paladin Energy Ltd.*	62,656	227,110
Qantas Airways Ltd.*	103,513	269,768
QBE Insurance Group Ltd.	127,628	2,439,564
Rio Tinto Ltd.	54,023	3,886,618
Santos Ltd.	99,713	1,341,414
Sims Metal Management Ltd.	12,670	251,833
Sonic Healthcare Ltd.	44,261	583,653
SP AusNet	246,828	204,984
Stockland Corp., Ltd. (REIT)	295,971	1,083,675
Suncorp-Metway Ltd.	165,640	1,298,076
TABCORP Holdings Ltd.	69,644	$440,971
Tatts Group Ltd.	226,912	512,235
Telstra Corp., Ltd.	531,599	1,458,587
Toll Holdings Ltd.	99,203	675,470
Transurban Group	139,449	646,225
Wesfarmers Ltd.	123,163	3,592,923
Wesfarmers Ltd. (PPS)	19,334	565,433
Westfield Group (REIT)	251,786	2,786,480
Westpac Banking Corp.	360,650	9,213,661
Woodside Petroleum Ltd.	63,614	2,737,806
Woolworths Ltd.	151,139	3,883,396
WorleyParsons Ltd.	18,286	427,055

		109,015,779

Austria (0.2%)
Erste Group Bank AG	23,480	986,283
Immoeast AG*	47,832	262,293
OMV AG	19,610	735,788
Raiffeisen International Bank Holding AG	6,989	332,277
Telekom Austria AG	39,214	548,182
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	9,238	366,708
Vienna Insurance Group	5,431	286,813
Voestalpine AG	13,836	559,693

		4,078,037

Belgium (0.5%)
Anheuser-Busch InBev N.V.*	105,112	4,543,840
Belgacom S.A.	17,266	674,424
Cie Nationale a Portefeuille	3,916	205,219
Colruyt S.A.	1,730	425,850
Delhaize Group S.A.	11,965	961,551
Dexia S.A.*	62,650	373,674
Fortis*	267,974	954,071
Groupe Bruxelles Lambert S.A.	10,393	918,321
KBC Groep N.V.*	20,261	981,191
Mobistar S.A.	4,737	291,526
Solvay S.A.	7,533	774,377
UCB S.A.	13,156	561,772
Umicore S.A.	13,000	453,974

		12,119,790

Bermuda (0.0%)
Seadrill Ltd.	34,889	813,051

China (0.0%)
Foxconn International Holdings Ltd.*	274,551	289,606
Yangzijiang Shipbuilding Holdings Ltd.	117,319	97,280

		386,886

Cyprus (0.0%)
Bank of Cyprus PCL	73,105	462,100

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	69	502,496
A. P. Moller - Maersk A/S, Class B	145	1,104,902
Carlsberg A/S, Class B	13,003	1,091,329
Coloplast A/S, Class B	2,261	248,998
Danske Bank A/S*	57,103	1,404,835
DSV A/S	26,394	471,681
H. Lundbeck A/S	6,051	114,064
Novo Nordisk A/S, Class B	55,191	4,282,665
Novozymes A/S, Class B	6,072	671,998
Topdanmark A/S*	1,871	243,728
TrygVesta A/S	4,262	281,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vestas Wind Systems A/S*	24,847	$1,350,135
William Demant Holding A/S*	3,746	265,057

		12,033,196

Finland (0.6%)
Elisa Oyj*	18,025	371,755
Fortum Oyj	56,018	1,370,215
Kesko Oyj, Class B	8,733	343,713
Kone Oyj, Class B	19,968	825,275
Metso Oyj	15,023	485,153
Neste Oil Oyj	17,969	313,324
Nokia Oyj	461,271	7,183,371
Nokian Renkaat Oyj	13,141	341,311
Orion Oyj, Class B	9,305	205,861
Outokumpu Oyj	11,196	245,731
Pohjola Bank plc	17,299	194,396
Rautaruukki Oyj	13,629	294,528
Sampo Oyj, Class A	52,069	1,381,222
Sanoma Oyj	9,995	221,396
Stora Enso Oyj*	67,588	514,863
UPM-Kymmene Oyj	62,359	827,512
Wartsila Oyj	11,095	561,955

		15,681,581

France (5.2%)
Accor S.A.	18,290	1,011,851
Aeroports de Paris S.A.	5,722	471,124
Air France-KLM*	12,235	193,427
Air Liquide S.A.	30,635	3,677,602
Alcatel-Lucent*	234,510	741,490
Alstom S.A.	24,532	1,529,804
Atos Origin S.A.*	4,435	222,713
AXA S.A.	203,924	4,536,331
BioMerieux	1,726	198,224
BNP Paribas S.A.	115,246	8,850,658
Bouygues S.A.	26,892	1,351,893
Bureau Veritas S.A.	7,707	409,092
Cap Gemini S.A.	17,265	850,443
Carrefour S.A.	77,695	3,744,739
Casino Guichard Perrachon S.A.	8,957	757,925
Christian Dior S.A.	7,438	793,444
Cie de Saint-Gobain S.A.	45,900	2,207,016
Cie Generale de Geophysique-Veritas*	19,686	558,500
Cie Generale d’Optique Essilor International S.A.	24,131	1,540,649
CNP Assurances S.A.	6,886	650,296
Compagnie Generale des Etablissements Michelin, Class B	17,597	1,296,749
Credit Agricole S.A.	110,906	1,941,346
Danone S.A.	67,043	4,038,603
Dassault Systemes S.A.	9,080	537,098
EDF S.A.	29,981	1,635,951
Eiffage S.A.	3,081	159,359
Eramet S.A.	1,158	398,599
Eurazeo S.A.	3,855	267,783
Eutelsat Communications S.A.	16,106	572,554
Fonciere Des Regions (REIT)	2,501	275,474
France Telecom S.A.	226,462	5,418,503
GDF Suez S.A.	150,719	5,822,062
Gecina S.A. (REIT)	3,705	410,041
Groupe Eurotunnel S.A.	59,122	602,492
Hermes International S.A.	7,152	993,515
ICADE (REIT)	1,599	177,980
Iliad S.A.	2,492	256,980
Imerys S.A.	2,817	173,650
Ipsen S.A.	2,350	114,757
J.C. Decaux S.A.*	5,394	$150,735
Klepierre S.A. (REIT)	12,816	503,373
Lafarge S.A.	24,384	1,715,874
Lagardere S.C.A.	16,058	649,795
Legrand S.A.	10,317	325,932
L’Oreal S.A.	29,312	3,082,497
LVMH Moet Hennessy Louis Vuitton S.A.	29,954	3,501,181
M6-Metropole Television	5,590	144,585
Natixis S.A.*	103,284	557,305
Neopost S.A.	5,386	430,438
PagesJaunes Groupe S.A.	11,584	133,022
Pernod-Ricard S.A.	24,027	2,040,261
Peugeot S.A.*	17,386	511,916
PPR S.A.	9,440	1,256,781
Publicis Groupe S.A.	15,099	646,065
Renault S.A.*	23,545	1,103,497
Safran S.A.	44,657	1,164,098
Sanofi-Aventis S.A.	129,724	9,669,935
Schneider Electric S.A.	28,686	3,364,594
SCOR SE	28,097	709,650
Societe BIC S.A.	2,258	172,891
Societe Des Autoroutes Paris-Rhin-Rhone*	1,764	126,871
Societe Generale S.A.	79,440	4,996,221
Societe Television Francaise 1 S.A.	9,519	176,589
Sodexo S.A.	11,353	678,526
Suez Environnement Co. S.A.	38,709	890,891
Technip S.A.	11,213	911,719
Thales S.A.	13,138	527,377
Total S.A.	263,252	15,282,025
Unibail-Rodamco S.A. (REIT)	10,520	2,131,326
Vallourec S.A.	6,876	1,386,559
Veolia Environnement	46,819	1,623,903
Vinci S.A.	52,823	3,113,156
Vivendi S.A.	147,114	3,937,231

		127,007,536

Germany (4.0%)
Adidas AG	24,262	1,297,671
Allianz SE (Registered)	55,754	6,990,483
BASF SE	113,311	7,027,758
Bayer AG	102,031	6,901,433
Bayerische Motoren Werke (BMW) AG	40,164	1,854,180
Bayerische Motoren Werke (BMW) AG (Preference)	11,092	392,588
Beiersdorf AG	8,154	487,720
Celesio AG	15,855	506,883
Commerzbank AG*	85,066	728,545
Daimler AG	110,862	5,219,040
Deutsche Bank AG (Registered)	73,215	5,639,573
Deutsche Boerse AG	23,745	1,760,067
Deutsche Lufthansa AG (Registered)	33,317	552,595
Deutsche Post AG (Registered)	106,274	1,843,758
Deutsche Postbank AG*	11,537	370,161
Deutsche Telekom AG (Registered)	349,392	4,735,580
E.ON AG	236,050	8,714,970
Fraport AG	2,813	148,119
Fresenius Medical Care AG & Co. KGaA	24,389	1,376,110
Fresenius SE	1,984	147,678
Fresenius SE (Preference)	9,422	711,374
GEA Group AG	19,225	445,581
Hannover Rueckversicherung AG (Registered)*	6,277	309,957

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
HeidelbergCement AG	17,614	$982,541
Henkel AG & Co. KGaA	21,203	982,421
Henkel AG & Co. KGaA (Preference)	22,983	1,237,334
Hochtief AG	6,421	539,604
Infineon Technologies AG*	135,201	938,429
K+S AG	19,469	1,181,470
Linde AG	18,866	2,251,024
MAN SE	12,658	1,059,643
Merck KGaA	7,891	639,479
Metro AG	13,152	780,184
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	24,716	4,010,927
Porsche Automobil Holding SE (Preference)	6,014	367,029
Puma AG Rudolf Dassler Sport	659	208,768
RWE AG	51,397	4,553,910
RWE AG (Non-Voting)(Preference)	5,113	420,499
Salzgitter AG	4,230	392,672
SAP AG	105,379	5,103,959
Siemens AG (Registered)	101,749	10,190,233
Solarworld AG	5,601	84,463
Suedzucker AG	7,170	158,239
ThyssenKrupp AG	34,274	1,178,367
TUI AG*	20,430	229,718
United Internet AG*	16,006	242,776
Volkswagen AG	6,758	652,630
Volkswagen AG (Preference)	15,556	1,426,627
Wacker Chemie AG	4,380	653,109

		98,627,879

Greece (0.2%)
Alpha Bank AE*	55,062	521,330
Coca Cola Hellenic Bottling Co. S.A.	23,546	634,776
EFG Eurobank Ergasias S.A.*	40,570	372,612
Hellenic Petroleum S.A.	9,734	111,488
Hellenic Telecommunications Organization S.A.	32,735	406,322
Marfin Investment Group S.A.*	79,607	182,786
National Bank of Greece S.A.*	76,050	1,530,482
OPAP S.A.	28,815	653,839
Piraeus Bank S.A.*	34,805	304,151
Public Power Corp. S.A.*	12,858	225,767
Titan Cement Co. S.A.	7,328	193,992

		5,137,545

Hong Kong (1.3%)
ASM Pacific Technology Ltd.	21,277	201,555
Bank of East Asia Ltd.	147,121	541,927
BOC Hong Kong Holdings Ltd.	442,423	1,055,308
Cathay Pacific Airways Ltd.*	194,368	409,551
Cheung Kong Holdings Ltd.	170,508	2,196,065
Cheung Kong Infrastructure Holdings Ltd.	63,113	244,266
Chinese Estates Holdings Ltd.	215,173	359,719
CLP Holdings Ltd.	258,628	1,848,711
Esprit Holdings Ltd.	138,600	1,093,377
Genting Singapore plc*	544,772	344,632
Hang Lung Group Ltd.	98,000	520,024
Hang Lung Properties Ltd.	264,111	1,064,710
Hang Seng Bank Ltd.	97,232	1,354,993
Henderson Land Development Co., Ltd.	138,496	975,720
Hong Kong & China Gas Co., Ltd.	504,111	1,256,991
Hong Kong Aircraft Engineering Co., Ltd.	3,969	50,122
Hong Kong Exchanges and Clearing Ltd.	124,522	$2,078,507
HongKong Electric Holdings Ltd.	164,665	976,633
Hopewell Holdings Ltd.	45,362	134,376
Hutchison Whampoa Ltd.	269,533	1,971,790
Hysan Development Co., Ltd.	40,907	118,281
Kerry Properties Ltd.	85,324	457,706
Li & Fung Ltd.	281,375	1,384,361
Lifestyle International Holdings Ltd.	58,750	106,086
Link REIT (REIT)	216,119	532,765
Mongolia Energy Co., Ltd.*	331,602	153,325
MTR Corp.	187,016	708,152
New World Development Ltd.	246,631	482,827
Noble Group Ltd.	343,673	751,735
NWS Holdings Ltd.	119,914	239,388
Orient Overseas International Ltd.	30,705	227,591
PCCW Ltd.	372,065	110,696
Shangri-La Asia Ltd.	178,240	349,857
Sino Land Co., Ltd.	217,735	426,819
Sun Hung Kai Properties Ltd.	171,708	2,583,056
Swire Pacific Ltd., Class A	98,312	1,182,644
Television Broadcasts Ltd.	29,446	142,598
Wharf Holdings Ltd.	171,326	965,388
Wheelock & Co., Ltd.	184,774	544,975
Wing Hang Bank Ltd.	32,351	295,833
Yue Yuen Industrial Holdings Ltd.†	92,337	321,100

		30,764,160

Ireland (0.2%)
Anglo Irish Bank Corp., Ltd.(b)*†	52,563	—
CRH plc	89,716	2,240,110
Elan Corp. plc*	67,811	511,066
Experian plc	105,134	1,034,622
Kerry Group plc, Class A	18,678	579,858
Shire plc	71,340	1,574,078

		5,939,734

Italy (1.6%)
A2A S.p.A.	175,360	328,985
Assicurazioni Generali S.p.A.	144,517	3,468,560
Atlantia S.p.A.	32,708	763,380
Autogrill S.p.A.*	9,425	114,696
Banca Carige S.p.A.	106,932	292,105
Banca Monte dei Paschi di Siena S.p.A.	164,423	243,397
Banca Popolare Societa Cooperativa	30,624	190,163
Banco Popolare S.c.a.r.l.*	76,150	529,688
Enel S.p.A.	812,476	4,543,115
ENI S.p.A.	320,656	7,522,843
Exor S.p.A.	8,337	144,808
Fiat S.p.A.*	92,744	1,207,551
Finmeccanica S.p.A.	49,133	655,651
Fondiaria-Sai S.p.A.	6,462	97,229
Intesa Sanpaolo S.p.A.*	1,142,253	4,109,936
Italcementi S.p.A.	7,431	85,914
Luxottica Group S.p.A.	15,857	424,062
Mediaset S.p.A.	76,410	656,372
Mediobanca S.p.A.*	62,050	666,691
Mediolanum S.p.A.	50,862	297,629
Parmalat S.p.A.	210,750	577,127
Pirelli & C S.p.A.*	271,880	167,083
Prysmian S.p.A.	12,961	254,709
Saipem S.p.A.	31,711	1,227,093
Snam Rete Gas S.p.A.	173,337	878,526
Telecom Italia S.p.A.	1,226,415	1,765,784
Telecom Italia S.p.A. (RNC)	779,319	878,910
Terna Rete Elettrica Nazionale S.p.A .	128,359	555,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit S.p.A.*	2,029,198	$5,995,361
Unione di Banche Italiane S.c.p.A	74,061	999,305
Unipol Gruppo Finanziario S.p.A.*	70,737	79,872

		39,721,756

Japan (11.5%)
77 Bank Ltd.	29,541	168,733
ABC-Mart, Inc.	4,660	149,036
Acom Co., Ltd.	14,964	244,892
Advantest Corp.	20,002	500,210
Aeon Co., Ltd.	82,048	931,147
Aeon Credit Service Co., Ltd.	6,862	81,472
Aeon Mall Co., Ltd.	13,938	293,847
Air Water, Inc.	6,000	68,670
Aisin Seiki Co., Ltd.	24,862	744,610
Ajinomoto Co., Inc.	85,832	850,149
Alfresa Holdings Corp.	4,534	195,444
All Nippon Airways Co., Ltd.*	124,698	356,128
Amada Co., Ltd.	38,852	325,810
Aozora Bank Ltd.	66,082	93,302
Asahi Breweries Ltd.	45,613	855,274
Asahi Glass Co., Ltd.	128,248	1,444,488
Asahi Kasei Corp.	162,922	876,562
Asics Corp.	11,052	108,049
Astellas Pharma, Inc.	54,870	1,986,683
Bank of Kyoto Ltd.	36,918	339,998
Bank of Yokohama Ltd.	143,300	702,015
Benesse Holdings, Inc.	8,226	356,351
Bridgestone Corp.	73,436	1,253,651
Brother Industries Ltd.	29,985	362,424
Canon Marketing Japan, Inc.	9,038	123,065
Canon, Inc.	132,670	6,144,626
Casio Computer Co., Ltd.	34,873	268,196
Central Japan Railway Co.	192	1,462,231
Chiba Bank Ltd.	88,328	528,135
Chiyoda Corp.	7,000	69,483
Chubu Electric Power Co., Inc.	80,646	2,015,934
Chugai Pharmaceutical Co., Ltd.	29,653	557,599
Chugoku Bank Ltd.	30,489	411,564
Chugoku Electric Power Co., Inc.	36,438	724,161
Chuo Mitsui Trust Holdings, Inc.	124,129	466,031
Citizen Holdings Co., Ltd.	21,811	149,077
Coca-Cola West Co., Ltd.	6,452	105,520
Cosmo Oil Co., Ltd.	28,778	69,567
Credit Saison Co., Ltd.	17,784	275,824
Dai Nippon Printing Co., Ltd.	71,838	970,493
Daicel Chemical Industries Ltd.	40,045	275,419
Daido Steel Co., Ltd.	27,481	115,521
Daihatsu Motor Co., Ltd.	23,800	227,333
Daiichi Sankyo Co., Ltd.	81,213	1,521,061
Daikin Industries Ltd.	29,777	1,218,280
Dainippon Sumitomo Pharma Co., Ltd.	29,608	271,409
Daito Trust Construction Co., Ltd.	10,362	499,868
Daiwa House Industry Co., Ltd.	65,342	737,360
Daiwa Securities Group, Inc.	196,524	1,034,226
DeNA Co., Ltd.	16	118,430
Denki Kagaku Kogyo KK	56,282	242,008
Denso Corp.	61,388	1,828,704
Dentsu, Inc.	18,322	481,518
Dowa Holdings Co., Ltd.	20,608	124,102
East Japan Railway Co.	41,432	2,880,608
Eisai Co., Ltd.	32,246	1,150,288
Electric Power Development Co., Ltd.	18,697	615,967
Elpida Memory, Inc.*	31,861	627,405
FamilyMart Co., Ltd.	8,696	276,721
Fanuc Ltd.	23,356	2,478,249
Fast Retailing Co., Ltd.	5,884	$1,022,730
Fuji Electric Holdings Co., Ltd.	61,712	168,323
Fuji Heavy Industries Ltd.*	109,520	566,988
Fuji Media Holdings, Inc.	159	235,549
Fujifilm Holdings Corp.	57,732	1,988,416
Fujitsu Ltd.	225,258	1,474,574
Fukuoka Financial Group, Inc.	88,017	373,759
Furukawa Electric Co., Ltd.	111,712	580,726
GS Yuasa Corp.	32,037	216,230
Gunma Bank Ltd.	40,726	225,215
Hachijuni Bank Ltd.	27,684	157,534
Hakuhodo DY Holdings, Inc.	1,654	87,043
Hankyu Hanshin Holdings, Inc.	144,552	669,494
Hino Motors Ltd.	34,170	144,370
Hirose Electric Co., Ltd.	2,934	338,309
Hiroshima Bank Ltd.	52,720	222,745
Hisamitsu Pharmaceutical Co., Inc.	6,733	250,264
Hitachi Chemical Co., Ltd.	13,612	294,109
Hitachi Construction Machinery Co., Ltd.	16,787	396,647
Hitachi High-Technologies Corp.	12,282	281,794
Hitachi Ltd.*	556,589	2,077,758
Hitachi Metals Ltd.	22,614	237,775
Hokkaido Electric Power Co., Inc.	21,832	418,939
Hokuhoku Financial Group, Inc.	143,048	313,668
Hokuriku Electric Power Co.	23,662	520,367
Honda Motor Co., Ltd.	203,196	7,172,391
HOYA Corp.	52,598	1,445,334
Ibiden Co., Ltd.	16,766	577,458
Idemitsu Kosan Co., Ltd.	3,910	296,104
IHI Corp.	171,166	313,075
INPEX Corp.	106	777,794
Isetan Mitsukoshi Holdings Ltd.	46,132	495,910
Isuzu Motors Ltd.	213,862	578,747
Ito En Ltd.	7,289	112,816
ITOCHU Corp.	181,968	1,594,093
ITOCHU Techno-Solutions Corp.	2,666	87,545
Iyo Bank Ltd.	47,422	450,938
J. Front Retailing Co., Ltd.	52,332	307,868
Jafco Co., Ltd.	1,584	41,595
Japan Petroleum Exploration Co.	3,490	176,945
Japan Prime Realty Investment Corp. (REIT)	48	106,844
Japan Real Estate Investment Corp. (REIT)	63	537,073
Japan Retail Fund Investment Corp. (REIT)	124	145,898
Japan Steel Works Ltd.	43,978	503,802
Japan Tobacco, Inc.	564	2,099,390
JFE Holdings, Inc.	59,924	2,413,241
JGC Corp.	22,674	404,538
Joyo Bank Ltd.	75,520	336,847
JS Group Corp.	30,077	612,221
JSR Corp.	20,482	427,868
JTEKT Corp.	24,418	288,346
Jupiter Telecommunications Co., Ltd.	198	228,730
Kajima Corp.	166,261	407,250
Kamigumi Co., Ltd.	45,296	364,345
Kaneka Corp.	39,356	255,105
Kansai Electric Power Co., Inc.	92,677	2,123,373
Kansai Paint Co., Ltd.	26,548	216,382
Kao Corp.	65,733	1,666,352
Kawasaki Heavy Industries Ltd.	129,160	356,437
Kawasaki Kisen Kaisha Ltd.*	59,838	238,738
KDDI Corp.	353	1,827,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Keihin Electric Express Railway Co., Ltd.	48,534	$398,696
Keio Corp.	77,653	524,110
Keisei Electric Railway Co., Ltd.	12,784	77,806
Keyence Corp.	5,221	1,247,589
Kikkoman Corp.	10,883	127,351
Kinden Corp.	11,304	99,026
Kintetsu Corp.	190,020	591,462
Kirin Holdings Co., Ltd.	102,009	1,504,657
Kobe Steel Ltd.	323,905	696,384
Koito Manufacturing Co., Ltd.	4,000	59,386
Komatsu Ltd.	115,428	2,419,926
Konami Corp.	17,312	333,870
Konica Minolta Holdings, Inc.	61,564	718,433
Kubota Corp.	131,492	1,198,323
Kuraray Co., Ltd.	32,508	437,427
Kurita Water Industries Ltd.	13,786	390,031
Kyocera Corp.	19,796	1,928,993
Kyowa Hakko Kirin Co., Ltd.	29,733	306,903
Kyushu Electric Power Co., Inc.	48,012	1,045,079
Lawson, Inc.	5,820	248,388
Mabuchi Motor Co., Ltd.	5,748	330,776
Makita Corp.	12,954	426,766
Marubeni Corp.	198,332	1,232,548
Marui Group Co., Ltd.	23,714	171,977
Maruichi Steel Tube Ltd.	1,238	25,107
Matsui Securities Co., Ltd.	10,036	71,709
Mazda Motor Corp.	174,621	491,232
McDonald’s Holdings Co. Japan Ltd.	15,165	307,874
Medipal Holdings Corp.	17,878	211,690
MEIJI Holdings Co. Ltd.	12,282	476,882
Minebea Co., Ltd.	32,289	196,518
Mitsubishi Chemical Holdings Corp.	155,641	795,768
Mitsubishi Corp.	163,716	4,290,343
Mitsubishi Electric Corp.	243,629	2,238,499
Mitsubishi Estate Co., Ltd.	146,989	2,405,532
Mitsubishi Gas Chemical Co., Inc.	74,289	447,371
Mitsubishi Heavy Industries Ltd.	382,744	1,584,361
Mitsubishi Logistics Corp.	24,992	310,629
Mitsubishi Materials Corp.*	119,181	342,921
Mitsubishi Motors Corp.*	462,782	628,659
Mitsubishi Rayon Co., Ltd.*	44,413	187,647
Mitsubishi Tanabe Pharma Corp.	26,110	368,651
Mitsubishi UFJ Financial Group, Inc.	1,549,514	8,121,316
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,070	402,589
Mitsui & Co., Ltd.	211,946	3,561,527
Mitsui Chemicals, Inc.	120,712	365,403
Mitsui Engineering & Shipbuilding Co., Ltd.	81,142	202,226
Mitsui Fudosan Co., Ltd.	101,573	1,724,210
Mitsui Mining & Smelting Co., Ltd.	25,879	77,507
Mitsui O.S.K. Lines Ltd.	137,425	986,332
Mitsui Sumitomo Insurance Group Holdings, Inc.	66,207	1,837,699
Mitsumi Electric Co., Ltd.	8,800	192,585
Mizuho Financial Group, Inc.	1,683,244	3,330,839
Mizuho Securities Co., Ltd.	70,778	224,091
Mizuho Trust & Banking Co., Ltd.	212,412	213,571
Murata Manufacturing Co., Ltd.	27,129	1,540,860
Namco Bandai Holdings, Inc.	23,781	231,731
NEC Corp.	329,258	989,641
NGK Insulators Ltd.	29,733	606,491
NGK Spark Plug Co., Ltd.	11,539	156,750
NHK Spring Co., Ltd.	14,925	136,973
Nidec Corp.	13,754	$1,474,116
Nikon Corp.	38,541	841,397
Nintendo Co., Ltd.	12,161	4,071,444
Nippon Building Fund, Inc. (REIT)	67	576,907
Nippon Electric Glass Co., Ltd.	41,978	591,347
Nippon Express Co., Ltd.	97,573	419,557
Nippon Meat Packers, Inc.	17,925	226,819
Nippon Mining Holdings, Inc.†	114,728	536,273
Nippon Oil Corp.†	148,545	748,366
Nippon Paper Group, Inc.	16,293	419,132
Nippon Sheet Glass Co., Ltd.	55,586	164,100
Nippon Steel Corp.	641,433	2,517,980
Nippon Telegraph & Telephone Corp.	66,069	2,784,382
Nippon Yusen KK	154,558	610,032
Nipponkoa Insurance Co., Ltd.†	87,024	546,402
Nishi-Nippon City Bank Ltd.	71,520	211,140
Nissan Chemical Industries Ltd.	18,304	256,088
Nissan Motor Co., Ltd.*	302,752	2,593,907
Nissha Printing Co., Ltd.	1,200	46,850
Nisshin Seifun Group, Inc.	16,862	217,696
Nisshin Steel Co., Ltd.	58,328	121,660
Nisshinbo Holdings, Inc.	12,866	133,215
Nissin Food Holdings Co., Ltd.	8,594	289,102
Nitori Co., Ltd.	3,075	233,528
Nitto Denko Corp.	19,689	764,478
NOK Corp.	9,736	146,524
Nomura Holdings, Inc.	445,392	3,282,438
Nomura Real Estate Holdings, Inc.	14,325	220,950
Nomura Real Estate Office Fund, Inc. (REIT)	33	185,314
Nomura Research Institute Ltd.	13,012	296,455
NSK Ltd.	51,030	402,825
NTN Corp.	24,340	109,867
NTT Data Corp.	142	473,131
NTT DoCoMo, Inc.	1,961	2,986,912
NTT Urban Development Corp.	367	310,119
Obayashi Corp.	114,334	507,526
Obic Co., Ltd.	312	56,667
Odakyu Electric Railway Co., Ltd.	82,897	689,848
OJI Paper Co., Ltd.	114,388	501,648
Olympus Corp.	26,048	835,854
Omron Corp.	26,656	618,713
Ono Pharmaceutical Co., Ltd.	9,825	437,180
Oracle Corp. Japan	5,460	253,173
Oriental Land Co., Ltd.	5,014	349,677
ORIX Corp.	12,599	1,117,186
Osaka Gas Co., Ltd.	228,132	817,459
Otsuka Corp.	861	54,705
Panasonic Corp.	245,314	3,752,262
Panasonic Electric Works Co., Ltd.	49,474	624,445
Rakuten, Inc.	848	613,165
Resona Holdings, Inc.	62,567	791,039
Ricoh Co., Ltd.	85,520	1,335,535
Rinnai Corp.	4,316	226,672
Rohm Co., Ltd.	11,574	864,119
Sankyo Co., Ltd.	5,602	277,134
Santen Pharmaceutical Co., Ltd.	6,769	203,164
Sanyo Electric Co., Ltd.*	202,517	324,928
Sapporo Hokuyo Holdings, Inc.	12,663	57,836
Sapporo Holdings Ltd.	18,296	95,502
SBI Holdings, Inc.	1,438	283,785
Secom Co., Ltd.	25,073	1,096,893
Sega Sammy Holdings, Inc.	35,725	432,567
Seiko Epson Corp.	20,578	319,598
Sekisui Chemical Co., Ltd.	72,786	493,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sekisui House Ltd.	61,030	$609,712
Senshu Ikeda Holdings, Inc.	96,251	175,021
Seven & I Holdings Co., Ltd.	96,988	2,343,522
Seven Bank Ltd.	64	128,698
Sharp Corp.	121,062	1,513,761
Shikoku Electric Power Co., Inc.	23,457	664,644
Shimadzu Corp.	44,860	359,398
Shimamura Co., Ltd.	4,654	412,184
Shimano, Inc.	7,664	338,974
Shimizu Corp.	113,090	471,763
Shin-Etsu Chemical Co., Ltd.	50,136	2,911,953
Shinko Electric Industries Co., Ltd.	8,048	124,478
Shinsei Bank Ltd.	158,420	191,480
Shionogi & Co., Ltd.	38,793	737,768
Shiseido Co., Ltd.	40,978	889,778
Shizuoka Bank Ltd.	78,276	682,372
Showa Denko KK	201,618	455,037
Showa Shell Sekiyu KK	28,425	192,155
SMC Corp.	6,452	875,772
Softbank Corp.	92,428	2,276,839
Sojitz Corp.	230,058	445,401
Sompo Japan Insurance, Inc.†	115,194	808,292
Sony Corp.	123,136	4,715,230
Sony Financial Holdings, Inc.	126	413,755
Square Enix Holdings Co., Ltd.	10,876	237,785
Stanley Electric Co., Ltd.	15,816	306,711
Sumco Corp.*	14,948	317,859
Sumitomo Chemical Co., Ltd.	200,842	981,761
Sumitomo Corp.	135,772	1,561,182
Sumitomo Electric Industries Ltd.	95,940	1,176,032
Sumitomo Heavy Industries Ltd.	62,216	374,667
Sumitomo Metal Industries Ltd.	428,080	1,295,825
Sumitomo Metal Mining Co., Ltd.	63,216	940,565
Sumitomo Mitsui Financial Group, Inc.	162,612	5,374,597
Sumitomo Realty & Development Co., Ltd.	46,474	884,343
Sumitomo Rubber Industries Ltd.	15,864	139,822
Sumitomo Trust & Banking Co., Ltd.	170,908	1,001,793
Suruga Bank Ltd.	19,110	170,884
Suzuken Co., Ltd.	11,794	415,673
Suzuki Motor Corp.	41,964	926,000
Sysmex Corp.	1,600	93,785
T&D Holdings, Inc.	33,548	794,114
Taiheiyo Cement Corp.*	52,446	75,171
Taisei Corp.	75,613	166,609
Taisho Pharmaceutical Co., Ltd.	21,429	389,660
Taiyo Nippon Sanso Corp.	31,608	309,014
Takashimaya Co., Ltd.	28,045	230,384
Takeda Pharmaceutical Co., Ltd.	91,777	4,039,602
TDK Corp.	13,929	926,713
Teijin Ltd.	102,750	345,101
Terumo Corp.	21,450	1,142,593
THK Co., Ltd.	17,092	372,956
Tobu Railway Co., Ltd.	94,009	521,881
Toho Co., Ltd.	19,354	311,767
Toho Gas Co., Ltd.	60,408	329,533
Tohoku Electric Power Co., Inc.	54,541	1,152,776
Tokio Marine Holdings, Inc.	88,385	2,489,226
Tokuyama Corp.	58,548	324,397
Tokyo Electric Power Co., Inc.	149,142	3,975,418
Tokyo Electron Ltd.	20,864	1,383,643
Tokyo Gas Co., Ltd.	277,289	1,221,982
Tokyo Steel Manufacturing Co., Ltd.	12,424	155,616
Tokyo Tatemono Co., Ltd.	27,152	97,583
Tokyu Corp.	148,989	623,112
Tokyu Land Corp.	23,306	$88,996
TonenGeneral Sekiyu KK	34,170	288,374
Toppan Printing Co., Ltd.	74,090	668,863
Toray Industries, Inc.	170,226	994,153
Toshiba Corp.*	485,317	2,507,307
Tosoh Corp.	36,905	93,950
TOTO Ltd.	57,733	393,367
Toyo Seikan Kaisha Ltd.	22,396	396,703
Toyo Suisan Kaisha Ltd.	13,244	342,539
Toyoda Gosei Co., Ltd.	14,058	394,117
Toyota Boshoku Corp.	8,108	155,760
Toyota Industries Corp.	23,582	673,483
Toyota Motor Corp.	362,364	14,515,490
Toyota Tsusho Corp.	22,686	355,735
Trend Micro, Inc.	12,118	422,555
Tsumura & Co.	10,996	319,330
Ube Industries Ltd.	120,877	310,306
Unicharm Corp.	4,802	463,815
UNY Co., Ltd.	15,789	130,548
Ushio, Inc.	12,436	210,969
USS Co., Ltd.	2,199	149,360
West Japan Railway Co.	199	685,399
Yahoo! Japan Corp.	1,879	684,351
Yakult Honsha Co., Ltd.	13,393	361,292
Yamada Denki Co., Ltd.	11,188	825,727
Yamaguchi Financial Group, Inc.	26,237	287,094
Yamaha Corp.	23,021	297,212
Yamaha Motor Co., Ltd.*	20,668	309,722
Yamato Holdings Co., Ltd.	45,164	634,779
Yamato Kogyo Co., Ltd.	5,946	197,479
Yamazaki Baking Co., Ltd.	19,429	240,447
Yaskawa Electric Corp.	13,145	120,216
Yokogawa Electric Corp.	29,697	258,566

		281,343,233

Luxembourg (0.3%)
ArcelorMittal S.A.	106,384	4,668,408
Millicom International Cellular S.A. (SDR)	8,386	750,264
SES S.A. (FDR)	48,233	1,217,903
Tenaris S.A.	59,754	1,289,694

		7,926,269

Macau (0.0%)
Sands China Ltd.*	169,629	269,597

Mexico (0.0%)
Fresnillo plc	40,056	515,457

Netherlands (2.3%)
Aegon N.V.*	187,583	1,284,530
Akzo Nobel N.V.	28,445	1,621,100
ASML Holding N.V.	52,574	1,878,900
Corio N.V. (REIT)	7,145	477,067
European Aeronautic Defence and Space Co. N.V.	40,972	824,272
Fugro N.V. (CVA)	9,790	639,854
Heineken Holding N.V.	14,799	658,314
Heineken N.V.	26,361	1,354,751
ING Groep N.V. (CVA)*	469,010	4,682,598
James Hardie Industries SE (CDI)*	77,451	515,989
Koninklijke (Royal) KPN N.V.	213,238	3,378,356
Koninklijke Ahold N.V.	143,758	1,916,426
Koninklijke Boskalis Westminster N.V.	7,645	292,992
Koninklijke DSM N.V.	18,836	839,930
Koninklijke Philips Electronics N.V.	118,908	3,812,717

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke Vopak N.V.*	2,199	$173,185
QIAGEN N.V.*	30,633	705,435
Randstad Holding N.V.*	13,272	630,720
Reed Elsevier N.V.	87,405	1,062,246
Royal Dutch Shell plc, Class A	440,057	12,754,722
Royal Dutch Shell plc, Class B	334,930	9,227,393
SBM Offshore N.V.	15,105	302,249
TNT N.V.	47,269	1,355,406
Unilever N.V. (CVA)	201,745	6,102,344
Wolters Kluwer N.V.	35,393	767,486

		57,258,982

New Zealand (0.1%)
Auckland International Airport Ltd.	91,049	125,473
Contact Energy Ltd.*	31,513	143,266
Fletcher Building Ltd.	82,099	486,964
Sky City Entertainment Group Ltd.	64,100	146,617
Telecom Corp. of New Zealand Ltd.	249,622	384,782

		1,287,102

Norway (0.4%)
DnB NOR ASA*	106,218	1,213,522
Norsk Hydro ASA*	80,986	617,288
Orkla ASA	86,388	763,846
Renewable Energy Corp. ASA*	59,743	279,455
Statoil ASA	141,777	3,282,493
Telenor ASA*	106,249	1,440,919
Yara International ASA	23,584	1,023,804

		8,621,327

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	260,959	290,431
Banco Espirito Santo S.A. (Registered)*	69,461	375,270
Brisa Auto-Estradas de Portugal S.A.	23,290	197,548
Cimpor Cimentos de Portugal SGPS S.A.	29,603	223,706
EDP - Energias de Portugal S.A.	224,623	892,868
Galp Energia SGPS S.A., Class B	20,549	356,923
Jeronimo Martins SGPS S.A.	23,885	241,952
Portugal Telecom SGPS S.A. (Registered)	72,358	809,012

		3,387,710

Singapore (0.7%)
Ascendas Real Estate Investment Trust (REIT)	294,256	403,854
CapitaLand Ltd.	305,507	866,981
CapitaMall Trust (REIT)	229,182	289,969
CapitaMalls Asia Ltd.*	139,976	226,131
City Developments Ltd.	55,569	421,052
ComfortDelgro Corp., Ltd.	193,450	215,720
Cosco Corp. (Singapore) Ltd.	251,874	223,256
DBS Group Holdings Ltd.	215,770	2,205,591
Fraser and Neave Ltd.	130,313	447,123
Golden Agri-Resources Ltd.*	781,095	323,839
Jardine Cycle & Carriage Ltd.	17,094	358,999
Keppel Corp., Ltd.	159,751	1,041,445
Neptune Orient Lines Ltd.	155,724	223,743
Olam International Ltd.	144,504	267,533
Oversea-Chinese Banking Corp., Ltd.	319,631	1,990,054
SembCorp Industries Ltd.	101,109	298,495
SembCorp Marine Ltd.	100,768	301,811
Singapore Airlines Ltd.	70,548	766,525
Singapore Exchange Ltd.	101,062	552,646
Singapore Press Holdings Ltd.	182,517	498,384
Singapore Technologies Engineering Ltd.	159,179	$362,973
Singapore Telecommunications Ltd.	1,003,645	2,274,245
StarHub Ltd.	68,152	111,561
United Overseas Bank Ltd.	149,135	2,048,947
UOL Group Ltd.	67,059	186,947
Wilmar International Ltd.	163,874	784,843

		17,692,667

Spain (2.0%)
Abertis Infraestructuras S.A.	36,514	702,776
Acciona S.A.	2,952	327,382
Acerinox S.A.	18,165	357,591
ACS Actividades de Construccion y Servicios S.A.	18,396	848,758
Banco Bilbao Vizcaya Argentaria S.A.	440,881	6,032,171
Banco de Sabadell S.A.	91,380	504,551
Banco de Valencia S.A.	45,539	290,314
Banco Popular Espanol S.A.	104,547	769,575
Banco Santander S.A.	1,021,417	13,575,022
Bankinter S.A.	21,864	181,909
Criteria Caixacorp S.A.	110,797	549,058
EDP Renovaveis S.A.*	28,754	224,670
Enagas S.A.	20,488	448,980
Ferrovial S.A.	58,058	564,596
Fomento de Construcciones y Contratas S.A.	2,321	84,970
Gamesa Corp. Tecnologica S.A.	23,599	323,521
Gas Natural SDG S.A.	25,401	468,988
Gestevision Telecinco S.A.	10,045	157,652
Grifols S.A.	13,717	204,907
Iberdrola Renovables S.A.	142,053	589,982
Iberdrola S.A.	451,196	3,824,034
Iberia Lineas Aereas de Espana S.A.*	40,296	140,854
Inditex S.A.	27,243	1,795,817
Indra Sistemas S.A.	10,533	215,957
Mapfre S.A.	100,139	367,346
Red Electrica Corporacion S.A.	12,619	677,238
Repsol YPF S.A.	90,029	2,131,607
Sacyr Vallehermoso S.A.*	7,238	63,857
Telefonica S.A.	524,128	12,416,803
Zardoya Otis S.A.	17,759	307,743

		49,148,629

Sweden (1.4%)
Alfa Laval AB	54,589	803,647
Assa Abloy AB, Class B	38,693	757,184
Atlas Copco AB, Class A	85,726	1,329,711
Atlas Copco AB, Class B	45,870	642,889
Electrolux AB, Class B	28,246	645,457
Getinge AB, Class B	25,219	604,577
Hennes & Mauritz AB, Class B	64,058	4,161,650
Holmen AB, Class B	8,389	225,973
Husqvarna AB, Class B*	74,641	542,704
Investor AB, Class B	58,404	1,120,261
Kinnevik Investment AB, Class B	28,351	522,212
Lundin Petroleum AB*	38,866	329,149
Nordea Bank AB	403,049	3,977,127
Ratos AB, Class B*	13,374	443,602
Sandvik AB	121,604	1,519,924
Scania AB, Class B	42,947	679,244
Securitas AB, Class B	39,848	424,936
Skandinaviska Enskilda Banken AB, Class A*	183,637	1,173,195
Skanska AB, Class B	41,537	754,737
SKF AB, Class B	45,822	814,193

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SSAB AB, Class A	16,479	$296,232
SSAB AB, Class B	8,303	134,769
Svenska Cellulosa AB, Class B	47,585	670,879
Svenska Handelsbanken AB, Class A	61,898	1,813,924
Swedbank AB, Class A*	74,569	765,250
Swedish Match AB	29,229	698,685
Tele2 AB, Class B	43,136	719,869
Telefonaktiebolaget LM Ericsson, Class B	368,444	3,883,138
TeliaSonera AB*	283,234	2,010,324
Volvo AB, Class A*	54,781	542,454
Volvo AB, Class B	130,780	1,315,842

		34,323,738

Switzerland (4.3%)
ABB Ltd. (Registered)*	275,118	6,009,074
Actelion Ltd. (Registered)*	12,693	577,469
Adecco S.A. (Registered)	12,928	733,821
Aryzta AG	12,821	561,770
Baloise Holding AG (Registered)	3,891	345,038
BKW FMB Energie AG	1,430	106,260
Cie Financiere Richemont S.A., Class A	63,392	2,454,757
Credit Suisse Group AG (Registered)	139,264	7,178,489
GAM Holding Ltd.	19,072	234,240
Geberit AG (Registered)	4,945	884,979
Givaudan S.A. (Registered)	892	782,530
Holcim Ltd. (Registered)*	29,827	2,223,447
Julius Baer Group Ltd.	21,394	776,101
Kuehne & Nagel International AG (Registered)	7,077	716,157
Lindt & Spruengli AG	67	158,540
Lindt & Spruengli AG (Registered)	10	270,770
Logitech International S.A. (Registered)*	20,670	340,122
Lonza Group AG (Registered)	4,170	340,118
Nestle S.A. (Registered)	432,093	22,129,194
Nobel Biocare Holding AG (Registered)	9,574	256,057
Novartis AG (Registered)	262,112	14,157,130
Pargesa Holding S.A.	5,034	427,298
Roche Holding AG	87,172	14,137,341
Schindler Holding AG	9,136	798,730
SGS S.A. (Registered)	673	928,056
Sonova Holding AG	8,242	1,023,996
STMicroelectronics N.V.	80,583	802,146
Straumann Holding AG (Registered)	581	144,644
Swatch Group AG	2,944	938,707
Swatch Group AG (Registered)	9,763	580,558
Swiss Life Holding AG (Registered)*	5,127	673,454
Swiss Reinsurance Co., Ltd.*	42,811	2,107,256
Swisscom AG (Registered)	2,962	1,080,973
Syngenta AG (Registered)	11,698	3,248,458
UBS AG (Registered)*	442,212	7,188,461
Xstrata plc*	238,102	4,511,077
Zurich Financial Services AG	18,033	4,622,837

		104,450,055

United Kingdom (9.7%)
3i Group plc	137,553	607,841
Admiral Group plc	31,112	623,204
AMEC plc	27,212	329,941
Anglo American plc*	163,938	7,149,820
Antofagasta plc	46,388	732,095
Associated British Foods plc	26,349	391,249
AstraZeneca plc	180,935	8,069,579
Autonomy Corp. plc*	29,780	$823,835
Aviva plc	334,405	1,955,242
BAE Systems plc	425,971	2,400,124
Balfour Beatty plc	39,814	176,541
Barclays plc	1,374,992	7,517,841
BG Group plc	414,428	7,172,542
BHP Billiton plc	273,469	9,378,756
BP plc	2,322,870	21,974,571
British Airways plc*	83,028	306,168
British American Tobacco plc	247,094	8,517,333
British Land Co. plc (REIT)	140,189	1,023,477
British Sky Broadcasting Group plc	121,419	1,109,205
BT Group plc, Class A	944,518	1,775,866
Bunzl plc	33,735	369,100
Burberry Group plc	65,577	711,021
Cable & Wireless Communications plc	177,974	149,487
Cable & Wireless Worldwide plc*	325,460	454,375
Cairn Energy plc*	168,265	1,064,777
Capita Group plc	101,281	1,162,694
Carnival plc	24,266	996,080
Carphone Warehouse Group plc*	12,614	30,530
Centrica plc	624,653	2,785,910
Cobham plc	165,236	644,416
Compass Group plc	224,185	1,789,456
Diageo plc	321,198	5,390,843
Drax Group plc	27,488	155,840
Eurasian Natural Resources Corp.	41,399	748,850
Firstgroup plc	44,963	244,951
G4S plc	178,128	706,859
GlaxoSmithKline plc	647,179	12,428,401
Hammerson plc (REIT)	121,735	726,739
Home Retail Group plc	115,590	475,355
HSBC Holdings plc	2,140,010	21,693,067
ICAP plc	120,284	682,301
Imperial Tobacco Group plc	125,471	3,827,085
Inmarsat plc	24,681	283,148
Intercontinental Hotels Group plc	30,544	478,337
International Power plc	155,984	754,855
Invensys plc	127,113	657,190
Investec plc	44,254	361,968
J Sainsbury plc	155,881	774,936
Johnson Matthey plc	22,594	598,640
Kazakhmys plc*	34,101	790,196
Kingfisher plc	222,870	725,112
Land Securities Group plc (REIT)	71,849	739,229
Legal & General Group plc	347,708	464,593
Liberty International plc (REIT)	56,721	433,383
Lloyds Banking Group plc*	4,764,490	4,538,342
London Stock Exchange Group plc	16,488	177,771
Lonmin plc*	15,841	489,909
Man Group plc	173,775	636,844
Marks & Spencer Group plc	150,155	843,311
National Grid plc	306,572	2,984,406
Next plc	35,414	1,162,950
Old Mutual plc*	498,638	926,937
Pearson plc	119,908	1,885,110
Petrofac Ltd.	39,387	718,433
Prudential plc	314,896	2,616,254
Randgold Resources Ltd.	9,596	730,281
Reckitt Benckiser Group plc	74,283	4,077,243
Reed Elsevier plc	149,489	1,192,094
Resolution Ltd.*	272,146	338,438
Rexam plc	47,754	212,255
Rio Tinto plc	169,859	10,065,568
Rolls-Royce Group plc*	224,387	2,027,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Bank of Scotland Group plc*	2,156,606	$1,439,966
RSA Insurance Group plc	561,039	1,085,505
SABMiller plc	117,943	3,457,865
Sage Group plc	147,515	535,235
Schroders plc	12,272	262,022
Scottish & Southern Energy plc	115,136	1,923,655
Segro plc (REIT)	52,158	252,963
Serco Group plc	47,154	430,053
Severn Trent plc	40,316	731,095
Smith & Nephew plc	109,657	1,092,445
Smiths Group plc	68,184	1,175,410
Standard Chartered plc	250,178	6,824,121
Standard Life plc	373,563	1,135,464
TalkTalk Telecom Group plc*	25,227	49,384
Tesco plc	985,872	6,514,597
Thomas Cook Group plc	48,067	196,797
Tomkins plc	69,755	249,814
TUI Travel plc	116,721	534,029
Tullow Oil plc	102,268	1,939,896
Unilever plc	160,119	4,701,674
United Utilities Group plc	89,245	757,050
Vedanta Resources plc	19,389	816,777
Vodafone Group plc	6,545,746	15,098,418
Whitbread plc	14,866	332,522
WM Morrison Supermarkets plc	268,632	1,196,450
Wolseley plc*	32,470	784,430
WPP plc	141,932	1,471,058

		236,947,516

United States (0.0%)
Synthes, Inc.	6,672	832,734

Total Common Stocks (51.6%) (Cost $1,249,437,456)		1,265,794,046

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.1%)
Vanguard Tax Managed Fund Europe Pacific ETF (Cost $2,993,434)	87,900	3,043,098

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $— )	18,034	11,204

	Number of Warrants	Value (Note 1)
WARRANTS:
France (0.0%)
Fonciere Des Regions, expiring 12/31/10*	675	757

Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	26,916	3,403
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	9,090	449

		3,852

	Number of Warrants	Value (Note 1)
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	16,829	$1,504

Total Warrants (0.0%) (Cost $2,795)		6,113

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.0%)
BlackRock Liquidity Funds TempFund
0.11%‡	$467,681	467,681

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 4/1/10	1,141,338	1,141,338

Total Short-Term Investments (0.1%) (Amortized Cost $1,609,019)		1,609,019

Total Investments (51.8%) (Cost/Amortized Cost $1,254,042,704)		1,270,463,480
Other Assets Less Liabilities (48.2%)		1,181,219,229

Net Assets (100%)		$2,451,682,709

*	Non-income producing.

†	Securities (totaling $2,960,433 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.1%
Consumer Staples	5.6
Energy	4.0
Financials	13.5
Health Care	4.2
Industrials	5.6
Information Technology	2.7
Materials	5.2
Telecommunication Services	2.7
Utilities	3.1
Cash and Other	48.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$87,423,535	$52,375,230	$139,331,084	$467,681	$7,623	$—

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Dow Jones EURO Stoxx 50 Index	12,198	June-10	$465,926,390	$469,708,770	$3,782,380
FTSE 100 Index	3,461	June-10	292,139,353	294,667,248	2,527,895
SPI 200 Index	1,041	June-10	115,283,382	116,519,503	1,236,121
TOPIX Index	2,800	June-10	275,193,698	292,758,584	17,564,886

					$25,111,282

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	1,600	$1,466,694	$1,452,816	$13,878
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	1,500	1,375,025	1,324,815	50,210
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	16,000	14,666,933	14,305,760	361,173
British Pound vs. U.S. Dollar, expiring 4/15/10	2,000	3,034,867	2,993,740	41,127
British Pound vs. U.S. Dollar, expiring 4/15/10	2,500	3,793,583	3,929,525	(135,942)
European Union Euro vs. U.S. Dollar, expiring 4/15/10	3,000	4,051,950	4,072,770	(20,820)
European Union Euro vs. U.S. Dollar, expiring 4/15/10	2,000	2,701,300	2,710,480	(9,180)
European Union Euro vs. U.S. Dollar, expiring 4/15/10	46,500	62,805,225	63,485,985	(680,760)

				$(380,314)

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	600	$544,872	$550,010	$(5,138)
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	2,300	2,085,297	2,108,372	(23,075)
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	1,200	1,073,820	1,100,020	(26,200)
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	1,000	893,530	916,683	(23,153)
Australian Dollar vs. U.S. Dollar, expiring 4/15/10	630	559,094	577,511	(18,417)
British Pound vs. U.S. Dollar, expiring 4/15/10	170	253,282	257,964	(4,682)
British Pound vs. U.S. Dollar, expiring 4/15/10	450	689,854	682,845	7,009
British Pound vs. U.S. Dollar, expiring 4/15/10	750	1,138,418	1,138,075	343
European Union Euro vs. U.S. Dollar, expiring 4/15/10	50	68,785	67,533	1,252
European Union Euro vs. U.S. Dollar, expiring 4/15/10	550	734,465	742,858	(8,393)
European Union Euro vs. U.S. Dollar, expiring 4/15/10	3,000	4,094,910	4,051,950	42,960
European Union Euro vs. U.S. Dollar, expiring 4/15/10	2,000	2,717,772	2,701,300	16,472
European Union Euro vs. U.S. Dollar, expiring 4/15/10	1,500	2,025,285	2,025,975	(690)

				$(41,712)

				$(422,026)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$124,738,617	$321,100	$125,059,717
Consumer Staples	—	126,238,712	—	126,238,712
Energy	—	100,292,370	1,284,639	101,577,009
Financials	—	318,687,510	1,354,694	320,042,204
Health Care	—	103,184,576	—	103,184,576
Industrials	—	149,165,925	—	149,165,925
Information Technology	—	66,990,576	—	66,990,576
Materials	—	132,963,571	—	132,963,571
Telecommunication Services	—	69,980,658	—	69,980,658
Utilities	—	70,591,098	—	70,591,098
Forward Currency Contracts	—	534,424	—	534,424
Futures	25,111,282	—	—	25,111,282
Investment Companies
Exchange Traded Funds (ETFs)	3,043,098	—	—	3,043,098
Rights
Consumer Discretionary	—	11,204	—	11,204
Short-Term Investments	—	1,609,019	—	1,609,019
Warrants
Consumer Staples	—	1,504	—	1,504
Financials	—	4,609	—	4,609

Total Assets	$28,154,380	$1,264,994,373	$2,960,433	$1,296,109,186

Liabilities
Forward Currency Contracts	$—	$(956,450)	$—	$(956,450)

Total Liabilities	$—	$(956,450)	$—	$(956,450)

Total	$28,154,380	$1,264,037,923	$2,960,433	$1,295,152,736

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy
Balance as of 12/31/09	$—	$—
Total gains or losses (realized/unrealized) included in earnings	54,419	108,201
Purchases, sales, issuances, and settlements (net)	—	(17,460)
Transfers into Level 3	266,681	1,193,898
Transfers out of Level 3	—	—

Balance as of 3/31/10	$321,100	$1,284,639

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$54,419	$109,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-II

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$43,878
Total gains or losses (realized/unrealized) included in earnings	114,879	(425)
Purchases, sales, issuances, and settlements (net)	(3,856)	(43,453)
Transfers into Level 3	1,243,671	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$1,354,694	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(656,848)	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,173,690
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,081,752

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,443,749
Aggregate gross unrealized depreciation	(58,864,390)

Net unrealized appreciation	$12,579,359

Federal income tax cost of investments	$1,257,884,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.4%)
Amcor Ltd.^	387,649	$2,273,090
Australia & New Zealand Banking
Group Ltd.	585,400	13,623,197
Bank of Queensland Ltd.^	309,300	3,346,346
Bendigo and Adelaide Bank Ltd.	466,600	4,281,755
BHP Billiton Ltd.	581,800	23,272,211
Commonwealth Bank of Australia^	291,000	15,031,465
David Jones Ltd.^	750,000	3,269,128
Fairfax Media Ltd.^	2,173,200	3,589,627
Goodman Fielder Ltd.^	3,177,900	4,170,166
GPT Group (REIT)	6,416,000	3,385,394
Incitec Pivot Ltd.	1,940,800	6,179,984
Insurance Australia Group Ltd.^	1,317,800	4,692,003
Macquarie Atlas Roads Group*^	969,560	836,334
Macquarie Group Ltd.^	332,000	14,395,175
National Australia Bank Ltd.^	491,821	12,420,314
QBE Insurance Group Ltd.	257,433	4,920,742
Telstra Corp., Ltd.	2,766,500	7,590,649
Wesfarmers Ltd.	180,900	5,277,232
Westfield Group (REIT)^	277,300	3,068,840
Westpac Banking Corp.^	407,700	10,415,665
Woolworths Ltd.	157,000	4,033,989
WorleyParsons Ltd.^	144,600	3,377,016

		153,450,322

Austria (0.2%)
OMV AG	94,300	3,538,236

Belgium (1.0%)
Anheuser-Busch InBev N.V.	330,500	16,648,109
KBC Groep N.V.*	87,100	4,218,040

		20,866,149

Canada (1.5%)
EnCana Corp.	96,300	2,996,190
National Bank of Canada	55,700	3,391,412
Nexen, Inc.	175,900	4,352,254
Penn West Energy Trust	185,300	3,924,386
Research In Motion Ltd.*	54,000	3,993,300
Suncor Energy, Inc.	252,640	8,216,117
Talisman Energy, Inc.	199,900	3,418,760

		30,292,419

Denmark (1.4%)
Carlsberg A/S, Class B	108,575	9,112,594
Danske Bank A/S*	271,700	6,684,299
Novo Nordisk A/S, Class B	122,227	9,484,467
Vestas Wind Systems A/S*	57,500	3,124,433

		28,405,793

Finland (0.8%)
Nokia Oyj	1,103,500	17,184,799

France (9.3%)
Alcatel-Lucent*^	1,089,800	3,445,808
BNP Paribas S.A.	300,550	23,081,627
Bouygues S.A.	112,200	5,640,428
Carrefour S.A.	127,400	6,140,418
Casino Guichard Perrachon S.A.^	55,900	4,730,159
Cie de Saint-Gobain S.A.^	108,100	5,197,787
Credit Agricole S.A.^	377,810	6,613,346
EDF S.A.	119,600	6,526,125
France Telecom S.A.	452,200	10,819,683
Lafarge S.A.^	32,400	2,279,951
L’Oreal S.A.	71,600	7,529,571
LVMH Moet Hennessy Louis Vuitton S.A.	53,200	$6,218,295
Mercialys S.A. (REIT)	6,987	251,024
Renault S.A.*	149,700	7,016,073
Rexel S.A.*^	424,300	6,447,159
Sanofi-Aventis S.A.	382,755	28,531,466
Societe Generale S.A.	193,376	12,162,000
Technip S.A.	80,700	6,561,647
Total S.A.	426,105	24,735,795
Vallourec S.A.^	32,000	6,452,865
Veolia Environnement^	76,760	2,662,397
Vivendi S.A.	399,450	10,690,532

		193,734,156

Germany (8.5%)
Allianz SE (Registered)	133,900	16,788,494
BASF SE	106,300	6,592,923
Bayer AG	310,644	21,012,132
Bayerische Motoren Werke (BMW) AG^	154,600	7,137,143
Celesio AG	215,500	6,889,510
Daimler AG	78,600	3,700,245
Deutsche Bank AG (Registered)	204,900	15,782,949
Deutsche Post AG (Registered)^	466,150	8,087,283
Deutsche Telekom AG (Registered)	647,070	8,770,240
E.ON AG	414,234	15,293,527
Fresenius Medical Care AG & Co. KGaA^	124,600	7,030,356
Metro AG^	40,800	2,420,278
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	47,500	7,708,328
RWE AG^	59,250	5,249,706
SAP AG	177,600	8,601,933
Siemens AG (Registered)	203,900	20,420,727
ThyssenKrupp AG	127,100	4,369,799
Volkswagen AG (Preference)^	126,400	11,592,035

		177,447,608

Hong Kong (1.7%)
Cheung Kong Holdings Ltd.	271,000	3,490,356
Esprit Holdings Ltd.	850,900	6,712,512
Hong Kong Exchanges and Clearing Ltd.^	613,400	10,238,805
Li & Fung Ltd.	1,236,000	6,081,103
New World Development Ltd.	1,937,000	3,792,047
Noble Group Ltd.	2,371,000	5,186,218

		35,501,041

Ireland (0.6%)
Charter International plc	497,400	5,664,808
CRH plc	190,266	4,749,042
Irish Life & Permanent Group Holdings plc*	376,100	1,498,539

		11,912,389

Italy (3.0%)
Assicurazioni Generali S.p.A.^	124,000	2,976,130
Banca Popolare Societa Cooperativa	621,500	3,859,275
Enel S.p.A.	1,392,404	7,785,893
ENI S.p.A.^	433,792	10,177,103
Intesa Sanpaolo S.p.A.*	1,148,600	4,277,866
Saipem S.p.A.	410,200	15,873,149
Telecom Italia S.p.A.	2,995,700	4,313,187
Telecom Italia S.p.A. (RNC)	1,935,900	2,183,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit S.p.A.*	4,084,149	$12,066,810

		63,512,707

Japan (21.4%)
Aeon Co., Ltd.^	323,500	3,671,339
All Nippon Airways Co., Ltd.*^	1,514,000	4,323,864
Asahi Breweries Ltd.^	245,600	4,605,164
Astellas Pharma, Inc.	99,500	3,602,605
Benesse Holdings, Inc.	86,700	3,755,856
Bridgestone Corp.^	245,800	4,196,137
Canon, Inc.	268,300	12,426,345
Central Japan Railway Co.	333	2,536,057
Chubu Electric Power Co., Inc.	124,400	3,109,667
DIC Corp.^	3,306,000	7,143,138
East Japan Railway Co.	79,300	5,513,424
Elpida Memory, Inc.*	159,700	3,144,804
Fujifilm Holdings Corp.	104,300	3,592,320
Fujitsu Ltd.	502,000	3,286,170
Furukawa Electric Co., Ltd.^	526,000	2,734,367
Honda Motor Co., Ltd.	516,700	18,238,421
ITOCHU Corp.	646,000	5,659,151
Japan Tobacco, Inc.	2,129	7,924,826
JFE Holdings, Inc.	130,600	5,259,482
Kansai Electric Power Co., Inc.	156,400	3,583,365
Kao Corp.	160,700	4,073,794
KDDI Corp.	1,136	5,881,100
Kirin Holdings Co., Ltd.	409,000	6,032,848
Konica Minolta Holdings, Inc.	334,000	3,897,679
Kyushu Electric Power Co., Inc.	70,200	1,528,046
Mitsubishi Corp.	838,800	21,981,602
Mitsubishi Estate Co., Ltd.	225,000	3,682,212
Mitsubishi Gas Chemical Co., Inc.^	688,000	4,143,160
Mitsubishi Heavy Industries Ltd.^	531,000	2,198,064
Mitsubishi Materials Corp.*	1,096,000	3,153,535
Mitsubishi Tanabe Pharma Corp.^	325,000	4,588,726
Mitsubishi UFJ Financial Group, Inc.	2,540,700	13,316,323
Mitsui & Co., Ltd.	883,900	14,852,999
Mitsui Fudosan Co., Ltd.	340,000	5,771,526
Mizuho Financial Group, Inc.^	1,628,000	3,221,521
Murata Manufacturing Co., Ltd.^	112,600	6,395,401
Namco Bandai Holdings, Inc.^	633,700	6,174,999
NGK Insulators Ltd.^	169,000	3,447,246
NGK Spark Plug Co., Ltd	267,000	3,627,019
Nihon Unisys Ltd.	409,400	2,745,682
Nintendo Co., Ltd.^	13,600	4,553,214
Nippon Denko Co. Ltd.^	644,000	4,801,241
Nippon Electric Glass Co., Ltd.	510,000	7,184,405
Nippon Shokubai Co., Ltd.^	380,000	3,434,592
Nippon Steel Corp.^	1,072,000	4,208,193
Nippon Telegraph & Telephone Corp.	207,200	8,732,142
Nippon Yusen KK	1,288,000	5,083,667
Nissan Motor Co., Ltd.*	1,011,700	8,668,004
Nomura Holdings, Inc.	420,100	3,096,041
NTT DoCoMo, Inc.	3,392	5,166,550
NTT Urban Development Corp.^	3,424	2,893,315
OJI Paper Co., Ltd.^	288,000	1,263,023
Omron Corp.	234,700	5,447,631
ORIX Corp.^	84,310	7,475,986
Panasonic Corp.	254,000	3,885,121
Ricoh Co., Ltd.^	159,000	2,483,046
Seven & I Holdings Co., Ltd.	165,800	4,006,227
Sharp Corp.^	380,000	4,751,524
Softbank Corp.	272,200	6,705,280
Sony Corp.^	258,800	9,910,194
Sumitomo Corp.	235,100	$2,703,311
Sumitomo Mitsui Financial Group, Inc.	217,700	7,195,347
Sumitomo Realty & Development Co., Ltd.^	237,000	4,509,819
Suzuki Motor Corp.^	255,400	5,635,792
Takeda Pharmaceutical Co., Ltd.^	173,800	7,649,877
Tohoku Electric Power Co., Inc.	78,700	1,663,399
Tokio Marine Holdings, Inc.	312,000	8,786,993
Tokyo Electric Power Co., Inc.^	311,700	8,308,444
Tokyo Gas Co., Ltd.	1,115,000	4,913,681
Toshiba Corp.*	2,811,000	14,522,548
Tosoh Corp.^	2,684,000	6,832,731
Toyota Motor Corp.	642,500	25,737,111
Unicharm Corp.^	82,300	7,949,182
West Japan Railway Co.	680	2,342,069
Yamada Denki Co., Ltd.	51,090	3,770,681

		445,290,365

Luxembourg (1.7%)
ArcelorMittal S.A.^	391,146	17,164,511
SES S.A. (FDR)^	314,500	7,941,251
Tenaris S.A.	504,190	10,882,128

		35,987,890

Netherlands (4.7%)
ASML Holding N.V.^	265,400	9,484,918
Delta Lloyd N.V.*	143,400	3,406,888
Koninklijke (Royal) KPN N.V.	358,500	5,679,760
Koninklijke Ahold N.V.	96,322	1,284,060
Koninklijke DSM N.V.	121,100	5,400,056
Koninklijke Philips Electronics N.V.	179,210	5,746,267
Nutreco Holding N.V.	92,200	5,809,321
QIAGEN N.V.*^	197,800	4,555,054
Randstad Holding N.V.*^	148,100	7,038,100
Royal Dutch Shell plc, Class A	640,208	18,524,719
Royal Dutch Shell plc, Class B	431,868	11,898,055
TNT N.V.^	85,485	2,451,223
Unilever N.V. (CVA)	546,600	16,533,451

		97,811,872

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.^	1,681,200	2,576,398

Norway (0.5%)
Statoil ASA	193,452	4,478,900
Yara International ASA^	134,200	5,825,750

		10,304,650

Singapore (0.4%)
DBS Group Holdings Ltd.	225,000	2,299,939
United Overseas Bank Ltd.	370,000	5,083,384

		7,383,323

Spain (4.3%)
ACS Actividades de Construccion y Servicios S.A.	37,100	1,711,728
Banco Bilbao Vizcaya Argentaria S.A.	743,603	10,174,039
Banco Santander S.A.	2,624,062	34,874,823
Iberdrola S.A.	758,400	6,427,689
Inditex S.A.	68,980	4,547,056
Repsol YPF S.A.	154,700	3,662,816
Telefonica S.A.	1,192,619	28,253,622

		89,651,773

Sweden (1.8%)
Atlas Copco AB, Class A^	474,646	7,362,318
Hennes & Mauritz AB, Class B	121,250	7,877,237
SKF AB, Class B	497,200	8,834,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Telefonaktiebolaget LM Ericsson, Class B	594,000	$6,260,338
TeliaSonera AB*	480,000	3,406,919
Volvo AB, Class B^	345,500	3,476,245

		37,217,608

Switzerland (9.2%)
ABB Ltd. (Registered)*	470,600	10,278,754
Alcon, Inc.	33,500	5,412,260
Cie Financiere Richemont S.A., Class A	147,800	5,723,325
Credit Suisse Group AG (Registered)	431,814	22,258,243
GAM Holding Ltd.	193,524	2,376,836
Holcim Ltd. (Registered)*^	49,300	3,675,057
Julius Baer Group Ltd.	193,524	7,020,384
Nestle S.A. (Registered)	557,052	28,528,839
Novartis AG (Registered)	490,890	26,513,833
Roche Holding AG	145,258	23,557,585
Swiss Life Holding AG (Registered)*	50,800	6,672,800
Swiss Reinsurance Co., Ltd.*	73,692	3,627,290
Syngenta AG (Registered)^	32,857	9,124,175
UBS AG (Registered)*	571,410	9,288,664
Xstrata plc*	1,162,060	22,016,374
Zurich Financial Services AG	22,440	5,752,591

		191,827,010

United Kingdom (20.0%)
Anglo American plc*	300,200	13,092,608
Arriva plc	505,900	5,627,265
AstraZeneca plc	317,061	14,140,707
BAE Systems plc	2,082,277	11,732,543
Barclays plc	2,757,700	15,077,870
BG Group plc	980,133	16,963,248
BHP Billiton plc	556,444	19,083,525
BP plc	3,715,136	35,145,540
British American Tobacco plc	519,900	17,920,960
BT Group plc, Class A	2,765,530	5,199,701
Carnival plc	299,300	12,285,779
Drax Group plc	449,400	2,547,819
GlaxoSmithKline plc	856,238	16,443,162
HSBC Holdings plc^	3,710,800	37,684,391
Imperial Tobacco Group plc	250,800	7,649,839
Inchcape plc*	11,969,000	5,354,440
Kazakhmys plc*	184,500	4,275,275
Kingfisher plc	1,622,600	5,279,161
Man Group plc	1,197,016	4,386,779
Marks & Spencer Group plc	941,800	5,289,401
Mitchells & Butlers plc*	876,600	4,216,862
Morgan Crucible Co. plc	1,158,700	3,581,713
National Grid plc	411,100	4,001,961
Next plc	141,000	4,630,257
Premier Foods plc*	8,441,200	4,065,742
Rentokil Initial plc*	1,700,500	3,364,983
Rexam plc	814,000	3,618,033
Rio Tinto plc	542,450	32,144,706
Rolls-Royce Group plc*	745,500	6,736,869
Savills plc	660,600	3,488,562
Scottish & Southern Energy plc	189,200	3,161,092
Standard Chartered plc	999,541	27,264,542
Tate & Lyle plc	833,000	5,741,440
Tesco plc	2,804,335	18,530,916
TUI Travel plc	640,500	2,930,456
Tullow Oil plc	319,720	6,064,689
Vodafone Group plc	12,058,378	$27,813,855

		416,536,691

Total Common Stocks (99.5%) (Cost $1,951,864,278)		2,070,433,199

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $— )	126,400	78,532

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A., expiring 6/30/11* (Cost $— )	121,900	6,026

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.2%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10(v)	$84,812,081	84,812,081
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09(h)(s)	10,000,000	2,300,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		87,112,081

Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10	10,199,075	10,199,075

Total Short-Term Investments (4.7%) (Cost/Amortized Cost $105,011,157)		97,311,156

Total Investments (104.2%) (Cost/Amortized Cost $2,056,875,435)		2,167,828,913
Other Assets Less Liabilities (-4.2%)		(86,386,881)

Net Assets (100%)		$2,081,442,032

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(h)	Security in default. (s) Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%- 15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $86,508,323.

Glossary:

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.2%
Consumer Staples	10.0
Energy	9.4
Financials	23.6
Health Care	8.7
Industrials	10.6
Information Technology	5.6
Materials	10.6
Telecommunication Services	6.2
Utilities	3.6
Cash and Other	0.5

100.0%

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 6/17/10	84,308	$76,720,842	$76,079,539	$641,303
New Zealand Dollar vs. U.S. Dollar, expiring 6/17/10	106,336	75,158,285	73,938,611	1,219,674
Norwegian Krone vs. U.S. Dollar, expiring 6/17/10	586,422	98,321,136	98,678,558	(357,422)
Swedish Krona vs. U.S. Dollar, expiring 6/17/10	306,745	42,488,576	42,882,506	(393,930)
Swedish Krona vs. U.S. Dollar, expiring 6/17/10	109,066	15,107,202	15,388,305	(281,103)
Swedish Krona vs. U.S. Dollar, expiring 6/17/10	174,427	24,160,637	24,326,725	(166,088)

				$662,434

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/17/10	9,707	$14,550,890	$14,724,257	$(173,367)
British Pound vs. U.S. Dollar, expiring 6/17/10	15,697	23,609,229	23,810,308	(201,079)
Canadian Dollar vs. U.S. Dollar, expiring 6/17/10	24,848	24,192,386	24,464,077	(271,691)
European Union Euro vs. U.S. Dollar, expiring 6/17/10	88,306	120,009,620	119,270,499	739,121
European Union Euro vs. U.S. Dollar, expiring 6/17/10	18,970	25,342,402	25,621,830	(279,428)
European Union Euro vs. U.S. Dollar, expiring 6/17/10	25,919	35,349,110	35,007,497	341,613
European Union Euro vs. U.S. Dollar, expiring 6/17/10	11,710	15,945,272	15,816,111	129,161
Japanese Yen vs. U.S. Dollar, expiring 6/17/10	1,889,823	21,037,069	20,222,527	814,542
Swiss Franc vs. U.S. Dollar, expiring 6/17/10	69,204	64,310,606	65,672,776	(1,362,170)

				$(263,298)

				$399,136

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$230,432,777	$—	$230,432,777
Consumer Staples	—	204,390,464	—	204,390,464
Energy	22,907,707	171,883,041	—	194,790,748
Financials	3,391,412	485,757,939	—	489,149,351
Health Care	5,412,260	173,999,480	—	179,411,740
Industrials	—	218,376,422	—	218,376,422
Information Technology	3,993,300	114,657,041	—	118,650,341
Materials	—	225,376,165	—	225,376,165
Telecommunication Services	—	133,092,380	—	133,092,380
Utilities	—	76,762,811	—	76,762,811
Forward Currency Contracts	—	3,885,414	—	3,885,414
Rights
Consumer Discretionary	—	78,532	—	78,532
Short-Term Investments	—	97,311,156	—	97,311,156
Warrants
Financials	—	6,026	—	6,026

Total Assets	$35,704,679	$2,136,009,648	$—	$2,171,714,327

Liabilities
Forward Currency Contracts	$—	$(3,486,278)	$—	$(3,486,278)

Total Liabilities	$—	$(3,486,278)	$—	$(3,486,278)

Total	$35,704,679	$2,132,523,370	$—	$2,168,228,049

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Industrials
Balance as of 12/31/09	$72,248
Total gains or losses (realized/unrealized) included in earnings	(700)
Purchases, sales, issuances, and settlements (net)	(71,548)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$287,108,141
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$308,908,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$269,426,286
Aggregate gross unrealized depreciation	(168,995,225)

Net unrealized appreciation	$100,431,061

Federal income tax cost of investments	$2,067,397,852

At March 31, 2010, the Portfolio had loaned securities with a total value of $90,225,415. This was secured by collateral of $94,812,081, which was received as cash and subsequently invested in short-term investments currently valued at $87,112,081 as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $811,227,551 of which $12,792,555 expires in the year 2010, and $110,657,426 expires in the year 2016, and $687,777,570 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*^	47,100	$470,058
ArvinMeritor, Inc.*^	50,600	675,510
China Automotive Systems, Inc.*^	9,700	224,167
Cooper Tire & Rubber Co.^	36,500	694,230
Dana Holding Corp.*	88,300	1,049,004
Dorman Products, Inc.*^	11,400	216,486
Drew Industries, Inc.*^	18,900	416,178
Exide Technologies, Inc.*^	45,900	263,925
Fuel Systems Solutions, Inc.*^	7,400	236,504
Modine Manufacturing Co.*^	32,900	369,796
Raser Technologies, Inc.*	41,500	41,500
Standard Motor Products, Inc.^	21,900	217,248
Superior Industries International, Inc.^	10,800	173,664
Tenneco, Inc.*^	38,100	901,065
Wonder Auto Technology, Inc.*^	16,400	173,512

		6,122,847

Automobiles (0.0%)
Winnebago Industries, Inc.*^	19,800	289,278

Distributors (0.7%)
Audiovox Corp., Class A*	24,200	188,276
Core-Mark Holding Co., Inc.*^	10,600	324,466
LKQ Corp.*	457,010	9,277,303

		9,790,045

Diversified Consumer Services (1.4%)
American Public Education, Inc.*^	12,150	566,190
Bridgepoint Education, Inc.*^	9,300	228,594
Capella Education Co.*^	9,750	905,190
ChinaCast Education Corp.*	21,900	160,089
Coinstar, Inc.*^	18,750	609,375
Corinthian Colleges, Inc.*^	52,700	926,993
Grand Canyon Education, Inc.*^	12,641	330,436
Jackson Hewitt Tax Service, Inc.*^	22,000	44,000
K12, Inc.*	15,800	350,918
Learning Tree International, Inc.*^	11,000	154,770
Lincoln Educational Services Corp.*	7,400	187,220
Mac-Gray Corp.	11,700	132,093
Matthews International Corp., Class A	18,200	646,100
Pre-Paid Legal Services, Inc.*^	3,800	143,830
Princeton Review, Inc.*	21,300	74,337
Regis Corp.^	36,810	687,611
Sotheby’s, Inc.	40,800	1,268,472
Steiner Leisure Ltd.*^	7,600	336,832
Stewart Enterprises, Inc., Class A^	54,300	339,375
Strayer Education, Inc.^	43,480	10,588,249
Universal Technical Institute, Inc.*^	13,200	301,224

		18,981,898

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*^	300	3,219
Ambassadors Group, Inc.	16,227	179,308
Ameristar Casinos, Inc.^	16,200	295,164
Bally Technologies, Inc.*^	36,300	1,471,602
BJ’s Restaurants, Inc.*^	11,400	265,620
Bob Evans Farms, Inc.^	18,700	578,017
Buffalo Wild Wings, Inc.*^	10,300	495,533
California Pizza Kitchen, Inc.*	14,400	241,776
CEC Entertainment, Inc.*	15,400	586,586
Cheesecake Factory, Inc.*^	36,200	$979,572
Chipotle Mexican Grill, Inc.*^	63,200	7,120,744
Churchill Downs, Inc.^	4,400	165,000
CKE Restaurants, Inc.	34,600	383,022
Cracker Barrel Old Country Store, Inc.	13,300	616,854
Denny’s Corp.*^	84,812	325,678
DineEquity, Inc.*^	11,300	446,689
Domino’s Pizza, Inc.*	28,500	388,740
Dover Downs Gaming & Entertainment, Inc.	39,900	158,004
Einstein Noah Restaurant Group, Inc.*	500	6,075
Gaylord Entertainment Co.*^	192,300	5,632,467
Interval Leisure Group, Inc.*	26,500	385,840
Isle of Capri Casinos, Inc.*^	12,100	94,138
Jack in the Box, Inc.*^	38,700	911,385
Life Time Fitness, Inc.*	27,000	758,700
Luby’s, Inc.*^	21,600	85,104
Marcus Corp.	17,900	232,521
Morgans Hotel Group Co.*^	33,100	212,171
Orient-Express Hotels Ltd., Class A*	755,490	10,712,848
P.F. Chang’s China Bistro, Inc.*^	14,500	639,885
Panera Bread Co., Class A*	97,900	7,488,371
Papa John’s International, Inc.*	12,033	309,369
Peet’s Coffee & Tea, Inc.*	6,600	261,690
Pinnacle Entertainment, Inc.*	39,600	385,704
Red Robin Gourmet Burgers, Inc.*	9,600	234,624
Ruby Tuesday, Inc.*^	33,800	357,266
Shuffle Master, Inc.*	32,300	264,537
Sonic Corp.*	37,500	414,375
Speedway Motorsports, Inc.	10,300	160,783
Steak n Shake Co.*^	870	331,705
Texas Roadhouse, Inc.*	32,100	445,869
Vail Resorts, Inc.*	18,700	749,683

		45,776,238

Household Durables (1.6%)
American Greetings Corp., Class A^	26,400	550,176
Beazer Homes USA, Inc.*	13,600	61,744
Blyth, Inc.	3,800	118,750
Cavco Industries, Inc.*^	3,900	133,146
Ethan Allen Interiors, Inc.^	14,900	307,387
Helen of Troy Ltd.*	19,600	510,776
Hovnanian Enterprises, Inc., Class A*^	33,100	143,985
iRobot Corp.*^	14,519	220,108
La-Z-Boy, Inc.*	36,000	451,440
M/I Homes, Inc.*	16,000	234,400
Meritage Homes Corp.*	20,100	422,100
National Presto Industries, Inc.	3,578	425,460
Ryland Group, Inc.	24,800	556,512
Sealy Corp.*	62,900	220,150
Standard Pacific Corp.*	77,100	348,492
Tempur-Pedic International, Inc.*	459,630	13,862,441
Tupperware Brands Corp.	41,700	2,010,774
Universal Electronics, Inc.*	8,600	192,124

		20,769,965

Internet & Catalog Retail (1.0%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	82,830
Blue Nile, Inc.*^	8,700	478,674
Drugstore.Com, Inc.*^	56,800	202,776
Gaiam, Inc., Class A	1,800	14,940
HSN, Inc.*	26,600	783,104

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Netflix, Inc.*^	133,500	$9,844,290
NutriSystem, Inc.^	19,800	352,638
Orbitz Worldwide, Inc.*^	28,300	201,213
Overstock.com, Inc.*^	11,900	193,375
PetMed Express, Inc.^	11,200	248,304
Shutterfly, Inc.*	13,500	325,215

		12,727,359

Leisure Equipment & Products (0.4%)
Brunswick Corp.^	57,300	915,081
Callaway Golf Co.^	43,800	386,316
Eastman Kodak Co.*	179,600	1,039,884
JAKKS Pacific, Inc.*^	18,700	244,035
Leapfrog Enterprises, Inc.*	38,800	254,140
Polaris Industries, Inc.^	19,200	982,272
Pool Corp.^	28,000	633,920
RC2 Corp.*	11,900	178,143
Smith & Wesson Holding Corp.*^	24,600	92,988
Sturm Ruger & Co., Inc.^	12,800	153,472

		4,880,251

Media (1.9%)
Arbitron, Inc.^	17,800	474,548
Ascent Media Corp., Class A*^	9,400	256,150
Belo Corp., Class A	57,600	392,832
Cinemark Holdings, Inc.^	24,065	441,352
CKX, Inc.*	33,275	203,976
Crown Media Holdings, Inc., Class A*^	60,100	115,392
Dolan Media Co.*^	15,800	171,746
EW Scripps Co., Class A*^	26,800	226,460
Fisher Communications, Inc.*	130	1,833
Global Sources Ltd.*	28,700	186,837
Harte-Hanks, Inc.^	23,800	306,068
Knology, Inc.*	22,900	307,776
Lamar Advertising Co., Class A*	260,190	8,937,526
LIN TV Corp., Class A*	1,500	8,625
Live Nation Entertainment, Inc.*	89,225	1,293,763
Mediacom Communications Corp., Class A*	31,000	184,450
National CineMedia, Inc.^	575,840	9,938,998
RCN Corp.*	20,100	303,108
Rentrak Corp.*	9,100	196,105
Scholastic Corp.	15,600	436,800
Valassis Communications, Inc.*	30,900	859,947
Value Line, Inc.	6,000	138,540
World Wrestling Entertainment, Inc., Class A^	14,200	245,660

		25,628,492

Multiline Retail (1.1%)
99 Cents Only Stores*^	31,000	505,300
Dillard’s, Inc., Class A	31,100	733,960
Dollar Tree, Inc.*^	201,700	11,944,674
Fred’s, Inc., Class A	25,800	309,084
Retail Ventures, Inc.*	23,000	218,730
Saks, Inc.*^	79,600	684,560

		14,396,308

Specialty Retail (4.1%)
America’s Car-Mart, Inc.*^	7,300	176,076
AnnTaylor Stores Corp.*^	39,200	811,440
Asbury Automotive Group, Inc.*	26,300	349,790
bebe Stores, Inc.^	29,600	263,440
Big 5 Sporting Goods Corp.	17,350	264,067
Brown Shoe Co., Inc.^	27,000	417,960
Buckle, Inc.^	17,100	628,596
Build-A-Bear Workshop, Inc.*	2,900	20,648
Cabela’s, Inc.*	25,500	$445,995
CarMax, Inc.*^	302,300	7,593,776
Cato Corp., Class A	17,800	381,632
Charming Shoppes, Inc.*	74,241	405,356
Children’s Place Retail Stores, Inc.*	15,945	710,350
Christopher & Banks Corp.	26,600	212,800
Citi Trends, Inc.*	8,400	272,496
Coldwater Creek, Inc.*^	36,927	256,273
Collective Brands, Inc.*^	46,800	1,064,232
Dick’s Sporting Goods, Inc.*	356,350	9,304,299
Dress Barn, Inc.*	35,995	941,629
DSW, Inc., Class A*	8,600	219,558
Finish Line, Inc., Class A	22,300	363,936
Genesco, Inc.*^	12,900	400,029
Group 1 Automotive, Inc.*^	13,700	436,482
Gymboree Corp.*	18,578	959,182
hhgregg, Inc.*^	8,900	224,636
Hibbett Sports, Inc.*^	15,648	400,276
HOT Topic, Inc.*	28,800	187,200
J. Crew Group, Inc.*	197,080	9,045,972
Jo-Ann Stores, Inc.*	16,500	692,670
JoS. A. Bank Clothiers, Inc.*^	11,400	623,010
Kirkland’s, Inc.*	11,100	233,100
Lithia Motors, Inc., Class A*	17,900	114,560
Lumber Liquidators Holdings, Inc.*^	12,300	328,041
Men’s Wearhouse, Inc.^	34,900	835,506
Monro Muffler Brake, Inc.	10,700	382,632
New York & Co., Inc.*	50,700	242,853
OfficeMax, Inc.*^	51,100	839,062
Pacific Sunwear of California, Inc.*^	49,500	262,845
PEP Boys-Manny, Moe & Jack^	31,700	318,585
Pier 1 Imports, Inc.*	90,700	577,759
Rent-A-Center, Inc.*	44,000	1,040,600
REX Stores Corp.*	13,400	217,080
Rue21, Inc.*	5,700	197,619
Sally Beauty Holdings, Inc.*^	59,000	526,280
Shoe Carnival, Inc.*	9,300	212,598
Sonic Automotive, Inc., Class A*	16,900	185,900
Stage Stores, Inc.	18,900	290,871
Stein Mart, Inc.*	18,500	167,055
Syms Corp.*^	7,591	75,606
Systemax, Inc.^	10,200	221,748
Talbots, Inc.*^	19,295	250,063
Tractor Supply Co.^	119,700	6,948,585
Ulta Salon Cosmetics & Fragrance, Inc.*	17,600	398,112
Wet Seal, Inc., Class A*^	43,400	206,584
Zale Corp.*^	18,300	50,142
Zumiez, Inc.*^	16,356	335,135

		53,532,727

Textiles, Apparel & Luxury Goods (1.9%)
American Apparel, Inc.*	32,700	99,081
Carter’s, Inc.*	306,670	9,246,101
Columbia Sportswear Co.^	8,000	420,240
Crocs, Inc.*	77,700	681,429
Deckers Outdoor Corp.*	8,800	1,214,400
Fossil, Inc.*	31,400	1,185,036
Fuqi International, Inc.*^	6,300	68,670
G-III Apparel Group Ltd.*^	9,900	272,844
Iconix Brand Group, Inc.*	46,000	706,560
Jones Apparel Group, Inc.	57,200	1,087,944
Kenneth Cole Productions, Inc., Class A*	14,600	187,026
K-Swiss, Inc., Class A*^	17,700	185,142
Liz Claiborne, Inc.*^	63,700	473,291

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lululemon Athletica, Inc.*^	27,186	$1,128,219
Maidenform Brands, Inc.*	12,300	268,755
Movado Group, Inc.*^	11,400	128,592
Oxford Industries, Inc.	8,000	162,640
Perry Ellis International, Inc.*	10,500	237,825
Quiksilver, Inc.*	97,100	459,283
Skechers U.S.A., Inc., Class A*	21,500	780,880
Steven Madden Ltd.*	11,500	561,200
Timberland Co., Class A*	26,419	563,781
True Religion Apparel, Inc.*^	13,700	415,932
Under Armour, Inc., Class A*	19,900	585,259
Unifi, Inc.*	31,300	113,932
UniFirst Corp.	9,400	484,100
Volcom, Inc.*^	13,100	255,712
Warnaco Group, Inc.*	29,700	1,416,987
Weyco Group, Inc.^	7,300	171,696
Wolverine World Wide, Inc.	34,600	1,008,936

		24,571,493

Total Consumer Discretionary		237,466,901

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*^	4,700	245,622
Coca-Cola Bottling Co. Consolidated	2,800	164,248
Heckmann Corp.*	53,600	310,880
National Beverage Corp.^	12,800	142,336

		863,086

Food & Staples Retailing (0.4%)
Andersons, Inc.	11,800	395,064
Arden Group, Inc., Class A^	1,022	108,618
Casey’s General Stores, Inc.	32,700	1,026,780
Diedrich Coffee, Inc.*	5,100	177,480
Great Atlantic & Pacific Tea Co., Inc.*^	27,100	207,857
Ingles Markets, Inc., Class A	8,500	127,755
Nash Finch Co.^	8,600	289,390
Pantry, Inc.*^	15,000	187,350
Pricesmart, Inc.^	7,200	167,400
Ruddick Corp.^	27,000	854,280
Spartan Stores, Inc.^	10,300	148,526
Susser Holdings Corp.*	8,600	72,670
United Natural Foods, Inc.*^	28,700	807,331
Weis Markets, Inc.^	7,400	269,064
Winn-Dixie Stores, Inc.*^	33,700	420,913

		5,260,478

Food Products (1.3%)
AgFeed Industries, Inc.*^	30,800	135,212
Alico, Inc.	8,700	219,675
American Dairy, Inc.*^	7,000	134,050
American Italian Pasta Co., Class A*	14,000	544,180
B&G Foods, Inc., Class A	20,700	216,936
Calavo Growers, Inc.^	7,600	138,624
Cal-Maine Foods, Inc.^	9,100	308,399
Chiquita Brands International, Inc.*^	28,100	442,013
Darling International, Inc.*^	53,300	477,568
Diamond Foods, Inc.^	10,400	437,216
Dole Food Co., Inc.*^	23,177	274,647
Farmer Bros Co.	6,932	129,906
Fresh Del Monte Produce, Inc.*	24,600	498,150
Green Mountain Coffee Roasters, Inc.*	84,000	8,132,880
Hain Celestial Group, Inc.*^	27,243	472,666
HQ Sustainable Maritime Industries, Inc.*	500	3,000
Imperial Sugar Co.	11,200	173,712
J&J Snack Foods Corp.	9,000	$391,230
Lancaster Colony Corp.	13,000	766,480
Lance, Inc.	16,400	379,332
Lifeway Foods, Inc.*^	11,200	132,944
Omega Protein Corp.*	1,800	10,350
Sanderson Farms, Inc.^	13,600	729,096
Seneca Foods Corp., Class A*	6,000	174,720
Smart Balance, Inc.*	40,700	263,736
Synutra International, Inc.*	11,500	260,015
Tootsie Roll Industries, Inc.^	15,590	421,400
TreeHouse Foods, Inc.*^	20,000	877,400
Zhongpin, Inc.*^	11,600	147,320

		17,292,857

Household Products (0.1%)
Central Garden & Pet Co., Class A*	34,800	318,768
WD-40 Co.	10,700	351,281

		670,049

Personal Products (0.2%)
American Oriental Bioengineering, Inc.*^	29,100	118,728
China Sky One Medical, Inc.*^	7,700	120,967
China-Biotics, Inc.*	11,900	213,129
Elizabeth Arden, Inc.*	13,200	237,600
Inter Parfums, Inc.	14,300	211,926
Mannatech, Inc.	18,600	62,124
Medifast, Inc.*	8,200	206,066
Nu Skin Enterprises, Inc., Class A^	31,300	910,830
Prestige Brands Holdings, Inc.*	22,000	198,000
Revlon, Inc., Class A*	12,300	182,655
Schiff Nutrition International, Inc.	14,300	116,974
USANA Health Sciences, Inc.*^	5,200	163,332

		2,742,331

Tobacco (0.1%)
Alliance One International, Inc.*^	41,900	213,271
Star Scientific, Inc.*^	43,200	110,160
Universal Corp.^	17,400	916,806
Vector Group Ltd.^	22,785	351,573

		1,591,810

Total Consumer Staples		28,420,611

Energy (5.4%)
Energy Equipment & Services (2.7%)
Allis-Chalmers Energy, Inc.*	34,011	120,399
Basic Energy Services, Inc.*^	19,500	150,345
Bolt Technology Corp.*^	14,500	163,995
Bristow Group, Inc.*	23,001	867,828
Bronco Drilling Co., Inc.*^	19,900	93,530
Cal Dive International, Inc.*	30,000	219,900
CARBO Ceramics, Inc.^	11,900	741,846
Complete Production Services, Inc.*^	521,650	6,025,057
Dawson Geophysical Co.*^	6,300	184,212
Dril-Quip, Inc.*^	79,100	4,812,444
ENGlobal Corp.*	1,400	3,878
FMC Technologies, Inc.*^	84,300	5,448,309
Global Industries Ltd.*	66,800	428,856
Gulf Island Fabrication, Inc.^	8,000	174,000
Gulfmark Offshore, Inc., Class A*^	14,200	377,010
Hercules Offshore, Inc.*^	58,900	253,859
Hornbeck Offshore Services, Inc.*^	15,200	282,264
ION Geophysical Corp.*^	64,200	315,864
Key Energy Services, Inc.*^	82,700	789,785
Lufkin Industries, Inc.	9,200	728,180
Matrix Service Co.*	15,100	162,476
Natural Gas Services Group, Inc.*^	9,600	152,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Newpark Resources, Inc.*	42,400	$222,600
Oceaneering International, Inc.*^	82,910	5,263,956
Parker Drilling Co.*^	77,700	383,061
PHI, Inc.*	10,200	216,036
Pioneer Drilling Co.*	26,000	183,040
RPC, Inc.^	19,800	220,374
Superior Energy Services, Inc.*	225,180	4,733,284
Superior Well Services, Inc.*^	12,200	163,236
T-3 Energy Services, Inc.*^	9,100	223,496
TETRA Technologies, Inc.*	50,400	615,888
Union Drilling, Inc.*	15,800	97,328
Vantage Drilling Co.*^	102,100	151,108
Willbros Group, Inc.*	25,200	302,652

		35,272,448

Oil, Gas & Consumable Fuels (2.7%)
Alon USA Energy, Inc.^	34,700	251,575
Apco Oil and Gas International, Inc.^	11,191	302,828
Approach Resources, Inc.*	11,600	105,328
Arena Resources, Inc.*^	24,300	811,620
Atlas Energy, Inc.*	42,800	1,331,936
ATP Oil & Gas Corp.*	25,300	475,893
Berry Petroleum Co., Class A^	32,500	915,200
Bill Barrett Corp.*	25,700	789,247
BPZ Resources, Inc.*^	59,700	438,795
Brigham Exploration Co.*	63,600	1,014,420
Cabot Oil & Gas Corp.	131,760	4,848,768
Carrizo Oil & Gas, Inc.*^	17,900	410,805
Cheniere Energy, Inc.*^	33,500	103,515
Clean Energy Fuels Corp.*^	21,500	489,770
Cloud Peak Energy, Inc.*	19,606	326,244
Concho Resources, Inc.*	111,770	5,628,737
Contango Oil & Gas Co.*^	7,207	368,638
Crosstex Energy, Inc.*	42,000	364,980
CVR Energy, Inc.*	14,500	126,875
Delek U.S. Holdings, Inc.	14,400	104,832
Delta Petroleum Corp.*^	104,000	146,640
DHT Holdings, Inc.^	23,000	90,160
Endeavour International Corp.*	133,700	169,799
Evergreen Energy, Inc.*	106,900	19,242
General Maritime Corp.^	27,984	201,205
GeoResources, Inc.*	15,400	235,158
GMX Resources, Inc.*^	20,400	167,688
Golar LNG Ltd.*	22,100	258,570
Goodrich Petroleum Corp.*^	14,800	231,472
Gran Tierra Energy, Inc.*	127,537	752,468
Green Plains Renewable Energy, Inc.*	14,500	206,915
Gulfport Energy Corp.*^	21,300	239,412
International Coal Group, Inc.*	83,200	380,224
James River Coal Co.*	14,300	227,370
Knightsbridge Tankers Ltd.	10,800	182,952
McMoRan Exploration Co.*^	48,800	713,944
Newfield Exploration Co.*^	72,790	3,788,720
Nordic American Tanker Shipping Ltd.	27,400	829,398
Northern Oil and Gas, Inc.*	26,400	418,440
Oilsands Quest, Inc.*	111,700	82,569
Panhandle Oil and Gas, Inc., Class A	5,800	137,054
Patriot Coal Corp.*	42,800	875,688
Penn Virginia Corp.	27,500	673,750
Petroleum Development Corp.*	9,300	215,481
PetroQuest Energy, Inc.*^	38,600	194,158
Rex Energy Corp.*^	27,200	309,808
Rosetta Resources, Inc.*	33,400	786,570
Ship Finance International Ltd.^	27,200	483,072
Stone Energy Corp.*	32,600	$578,650
Swift Energy Co.*	23,800	731,612
Teekay Tankers Ltd., Class A^	2,700	33,939
USEC, Inc.*	71,800	414,286
VAALCO Energy, Inc.*	27,900	137,826
Venoco, Inc.*	15,900	203,997
W&T Offshore, Inc.^	22,700	190,680
Warren Resources, Inc.*	85,129	214,525
Western Refining, Inc.*^	50,200	276,100
Westmoreland Coal Co.*^	500	6,310
World Fuel Services Corp.^	37,800	1,006,992

		36,022,850

Total Energy		71,295,298

Financials (13.6%)
Capital Markets (4.2%)
Affiliated Managers Group, Inc.*^	102,350	8,085,650
Allied Capital Corp.*	119,600	594,412
American Capital Ltd.*	180,600	917,448
Apollo Investment Corp.^	113,100	1,439,763
Ares Capital Corp.^	84,000	1,246,560
Artio Global Investors, Inc.	17,836	441,263
BGC Partners, Inc., Class A^	42,200	257,842
BlackRock Kelso Capital Corp.	25,900	257,964
Broadpoint Gleacher Securities, Inc.*^	29,370	117,480
Calamos Asset Management, Inc., Class A	14,700	210,798
Capital Southwest Corp.^	2,507	227,836
Cohen & Steers, Inc.	10,866	271,215
Cowen Group, Inc., Class A*^	25,000	141,500
Diamond Hill Investment Group, Inc.	1,900	130,340
Duff & Phelps Corp., Class A	9,250	154,845
E*TRADE Financial Corp.*	1,010,961	1,668,086
Epoch Holding Corp.^	17,600	198,704
Evercore Partners, Inc., Class A^	10,100	303,000
FBR Capital Markets Corp.*	22,400	101,920
Fifth Street Finance Corp.^	24,900	289,089
GAMCO Investors, Inc., Class A	3,800	172,900
GFI Group, Inc.	42,981	248,430
Gladstone Capital Corp.^	14,300	168,740
Gladstone Investment Corp.	1,000	5,980
Greenhill & Co., Inc.	104,440	8,573,480
Hercules Technology Growth Capital, Inc.	24,307	257,411
International Assets Holding Corp.*	9,500	142,215
JMP Group, Inc.	18,700	158,950
KBW, Inc.*	289,971	7,800,220
Knight Capital Group, Inc., Class A*	62,004	945,561
Lazard Ltd., Class A	200,100	7,143,570
MCG Capital Corp.*^	70,100	365,221
MF Global Holdings Ltd.*^	64,800	522,936
MVC Capital, Inc.^	18,200	246,974
NGP Capital Resources Co.^	12,453	106,099
Oppenheimer Holdings, Inc., Class A	7,900	201,529
optionsXpress Holdings, Inc.*	26,900	438,201
PennantPark Investment Corp.	21,245	220,098
Penson Worldwide, Inc.*^	16,500	166,155
Piper Jaffray Cos., Inc.*^	11,800	475,540
Prospect Capital Corp.^	41,061	498,891
Pzena Investment Management, Inc., Class A*	20,600	157,178
Riskmetrics Group, Inc.*^	14,700	332,367
Safeguard Scientifics, Inc.*^	18,200	236,600
Sanders Morris Harris Group, Inc.^	18,000	111,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Stifel Financial Corp.*	152,880	$8,217,300
SWS Group, Inc.	11,500	132,595
Thomas Weisel Partners Group, Inc.*^	1,000	3,920
TradeStation Group, Inc.*^	20,900	146,509
U.S. Global Investors, Inc., Class A	1,000	9,890
Virtus Investment Partners, Inc.*	3,495	72,836
Westwood Holdings Group, Inc.^	5,400	198,720

		55,534,151

Commercial Banks (3.3%)
1st Source Corp.^	7,000	122,850
Ameris Bancorp^	10,334	93,315
Ames National Corp.^	12,600	252,630
Arrow Financial Corp.^	6,180	166,180
BancFirst Corp.^	3,400	142,494
Banco Latinoamericano de Comercio Exterior S.A.^	12,900	185,244
Bank of Marin Bancorp/California^	5,400	178,632
Bank of the Ozarks, Inc.^	5,800	204,102
Banner Corp.^	12,500	48,000
Boston Private Financial Holdings, Inc.^	35,900	264,583
Bridge Bancorp, Inc.^	5,500	128,700
Bryn Mawr Bank Corp.^	5,500	99,825
Camden National Corp.^	3,900	125,229
Capital City Bank Group, Inc.	9,000	128,250
Cardinal Financial Corp.	18,250	194,910
Cathay General Bancorp	50,401	587,172
Centerstate Banks, Inc.	15,600	191,100
Central Pacific Financial Corp.*^	18,200	30,576
Chemical Financial Corp.^	15,100	356,662
Citizens Holding Co.	4,900	120,932
Citizens Republic Bancorp, Inc.*	315,400	372,172
City Holding Co.^	10,500	360,045
CoBiz Financial, Inc.	28,600	178,178
Columbia Banking System, Inc.^	17,900	363,549
Community Bank System, Inc.^	18,106	412,455
Community Trust Bancorp, Inc.	10,100	273,609
CVB Financial Corp.^	54,800	544,164
Danvers Bancorp, Inc.^	8,400	116,172
Eagle Bancorp, Inc.*	17,300	205,005
East West Bancorp, Inc.^	71,092	1,238,423
F.N.B. Corp./Pennsylvania	73,500	596,085
Farmers Capital Bank Corp.^	4,500	38,565
Financial Institutions, Inc.	7,100	103,802
First Bancorp/North Carolina^	7,800	105,456
First BanCorp/Puerto Rico^	53,800	129,658
First Commonwealth Financial Corp.	60,100	403,271
First Community Bancshares, Inc./Virginia^	14,400	178,128
First Financial Bancorp^	32,800	583,512
First Financial Bankshares, Inc.^	13,500	695,925
First Financial Corp./Indiana^	7,900	228,784
First Merchants Corp.^	18,600	129,456
First Midwest Bancorp, Inc./Illinois^	47,300	640,915
First of Long Island Corp.^	5,900	142,190
FirstMerit Corp.	52,965	1,142,455
German American Bancorp, Inc.^	9,600	145,248
Glacier Bancorp, Inc.^	40,500	616,815
Great Southern Bancorp, Inc.	7,500	168,300
Hampton Roads Bankshares, Inc.^	19,500	30,420
Hancock Holding Co.^	18,000	752,580
Harleysville National Corp.	27,700	185,590
Heartland Financial USA, Inc.^	16,530	263,984
Home Bancshares, Inc./Arkansas^	13,714	362,598
IBERIABANK Corp.	72,368	$4,342,804
Independent Bank Corp./Massachusetts^	13,600	335,376
International Bancshares Corp.^	33,400	767,866
Investors Bancorp, Inc.*	32,200	425,040
Lakeland Bancorp, Inc.^	10,800	95,580
Lakeland Financial Corp.^	6,100	116,205
MainSource Financial Group, Inc.^	10,800	72,684
MB Financial, Inc.^	31,700	714,201
Merchants Bancshares, Inc.^	6,900	149,799
Metro Bancorp, Inc.*	10,300	141,831
Nara Bancorp, Inc.*^	20,100	176,076
National Bankshares, Inc./Virginia^	5,800	158,050
National Penn Bancshares, Inc.	80,100	552,690
NBT Bancorp, Inc.	22,900	523,265
Northfield Bancorp, Inc./New Jersey^	13,300	192,584
Old National Bancorp/Indiana	55,300	660,835
Old Second Bancorp, Inc.^	23,500	154,865
Oriental Financial Group, Inc.^	22,400	302,400
Orrstown Financial Services, Inc.	3,800	96,406
Pacific Capital Bancorp N.A.*^	21,700	39,277
Pacific Continental Corp.^	16,800	176,400
PacWest Bancorp^	18,400	419,888
Park National Corp.	6,600	411,246
Peapack Gladstone Financial Corp.^	13,545	212,792
Peoples Bancorp, Inc./Ohio	5,800	95,584
Pinnacle Financial Partners, Inc.*^	21,281	321,556
Premierwest Bancorp*^	159,831	71,924
PrivateBancorp, Inc.	34,018	466,047
Prosperity Bancshares, Inc.^	30,900	1,266,900
Renasant Corp.^	10,100	163,418
Republic Bancorp, Inc./Kentucky, Class A^	6,400	120,576
S&T Bancorp, Inc.^	13,201	275,901
Sandy Spring Bancorp, Inc.^	8,700	130,500
Santander BanCorp*	21,023	257,952
SCBT Financial Corp.^	8,200	303,728
Shore Bancshares, Inc.	4,700	66,975
Sierra Bancorp^	6,500	83,785
Signature Bank/New York*	26,500	981,825
Simmons First National Corp., Class A	9,400	259,158
Smithtown Bancorp, Inc.^	16,800	69,384
South Financial Group, Inc.	103,400	71,480
Southside Bancshares, Inc.^	11,445	246,869
Southwest Bancorp, Inc./Oklahoma	7,800	64,506
State Bancorp, Inc./New York^	8,500	66,895
StellarOne Corp.^	11,000	147,070
Sterling Bancorp/New York^	10,200	102,510
Sterling Bancshares, Inc./Texas^	46,400	258,912
Suffolk Bancorp^	4,500	138,195
Sun Bancorp, Inc./New Jersey*^	13,125	51,712
Susquehanna Bancshares, Inc.^	83,203	816,221
SVB Financial Group*^	26,527	1,237,750
SY Bancorp, Inc.	6,300	143,325
Texas Capital Bancshares, Inc.*	20,700	393,093
Tompkins Financial Corp.^	6,051	220,740
TowneBank/Virginia^	9,800	136,808
Trico Bancshares^	12,500	248,750
Trustmark Corp.^	38,400	938,112
UMB Financial Corp.^	20,400	828,240
Umpqua Holdings Corp.	56,060	743,356
Union First Market Bankshares Corp.^	14,300	215,930
United Bankshares, Inc.^	22,200	582,084

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
United Community Banks, Inc./Georgia*	51,992	$229,285
Univest Corp. of Pennsylvania^	10,447	195,254
Washington Trust Bancorp, Inc.^	10,300	191,992
Webster Financial Corp.^	43,400	759,066
WesBanco, Inc.^	16,600	269,916
West Bancorp, Inc.^	21,800	143,444
Westamerica Bancorp	19,100	1,101,115
Western Alliance Bancorp*	27,500	156,475
Wilshire Bancorp, Inc.^	16,500	181,995
Wintrust Financial Corp.^	16,100	599,081
Yadkin Valley Financial Corp.	6,400	27,520

		43,009,969

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	40,900	238,038
Cardtronics, Inc.*^	20,200	253,914
Cash America International, Inc.^	19,200	758,016
Credit Acceptance Corp.*	5,000	206,200
Dollar Financial Corp.*	15,100	363,306
EZCORP, Inc., Class A*	30,300	624,180
First Cash Financial Services, Inc.*^	15,400	332,178
First Marblehead Corp.*	83,700	237,708
Nelnet, Inc., Class A	16,800	311,808
World Acceptance Corp.*^	8,500	306,680

		3,632,028

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*^	18,300	115,473
Compass Diversified Holdings	15,600	238,056
Encore Capital Group, Inc.*	11,500	189,175
Life Partners Holdings, Inc.	9,200	203,964
MarketAxess Holdings, Inc.	20,100	316,173
Medallion Financial Corp.	15,894	126,516
PHH Corp.*^	36,400	857,948
PICO Holdings, Inc.*	14,400	535,536
Portfolio Recovery Associates, Inc.*	9,900	543,213
Primus Guaranty Ltd.*	40,600	170,520

		3,296,574

Insurance (1.6%)
Ambac Financial Group, Inc.*^	217,700	121,215
American Equity Investment Life Holding Co.^	28,600	304,590
American Physicians Capital, Inc.^	5,200	166,140
American Physicians Service Group, Inc.^	6,900	172,500
American Safety Insurance Holdings Ltd.*	7,900	131,061
AMERISAFE, Inc.*^	8,900	145,693
Amtrust Financial Services, Inc.^	14,800	206,460
Argo Group International Holdings Ltd.	19,900	648,541
Assured Guaranty Ltd.^	79,465	1,745,846
Baldwin & Lyons, Inc., Class B	6,487	156,272
Citizens, Inc./Texas*	17,600	121,616
CNA Surety Corp.*^	7,900	140,541
Conseco, Inc.*^	161,400	1,003,908
Crawford & Co., Class B*^	38,900	158,323
Delphi Financial Group, Inc., Class A	28,405	714,670
Donegal Group, Inc., Class A^	11,200	162,512
eHealth, Inc.*^	16,600	261,450
EMC Insurance Group, Inc.^	6,062	136,516
Employers Holdings, Inc.	30,900	458,865
Enstar Group, Ltd.*	4,450	307,762
FBL Financial Group, Inc., Class A^	8,200	200,736
First Acceptance Corp.*^	36,158	$73,762
First Mercury Financial Corp.^	10,000	130,300
Flagstone Reinsurance Holdings Ltd.^	31,354	359,317
FPIC Insurance Group, Inc.*^	5,700	154,527
Greenlight Capital Reinsurance Ltd., Class A*^	16,866	449,985
Harleysville Group, Inc.^	8,800	297,088
Hilltop Holdings, Inc.*	24,641	289,532
Horace Mann Educators Corp.	19,200	289,152
Independence Holding Co.	9,227	87,564
Infinity Property & Casualty Corp.	9,300	422,592
Kansas City Life Insurance Co.^	6,200	195,796
Maiden Holdings Ltd.	25,900	191,401
Max Capital Group Ltd.	29,200	671,308
Meadowbrook Insurance Group, Inc.^	38,500	304,150
Montpelier Reinsurance Holdings Ltd.^	61,700	1,037,177
National Financial Partners Corp.*	33,435	471,434
National Interstate Corp.^	10,000	207,100
National Western Life Insurance Co., Class A	1,200	221,220
Navigators Group, Inc.*	7,600	298,908
Phoenix Cos., Inc.*^	69,800	168,916
Platinum Underwriters Holdings Ltd.	35,000	1,297,800
PMA Capital Corp., Class A*	22,200	136,308
Presidential Life Corp.	13,900	138,583
ProAssurance Corp.*	20,600	1,205,924
RLI Corp.^	12,000	684,240
Safety Insurance Group, Inc.	10,100	380,467
SeaBright Insurance Holdings, Inc.^	22,500	247,725
Selective Insurance Group, Inc.	31,300	519,580
State Auto Financial Corp.	6,700	120,265
Stewart Information Services Corp.^	11,400	157,320
Tower Group, Inc.	27,126	601,383
United America Indemnity Ltd., Class A*	23,100	221,067
United Fire & Casualty Co.	14,600	262,654
Universal Insurance Holdings, Inc.^	30,200	152,812
Zenith National Insurance Corp.	24,900	954,168

		20,866,742

Real Estate Investment Trusts (REITs) (3.1%)
Acadia Realty Trust (REIT)^	25,986	464,110
Agree Realty Corp. (REIT)	7,178	164,089
Alexander’s, Inc. (REIT)*^	1,300	388,869
American Campus Communities, Inc. (REIT)	33,900	937,674
American Capital Agency Corp. (REIT)	10,416	266,650
Anworth Mortgage Asset Corp. (REIT)^	64,400	434,056
Ashford Hospitality Trust, Inc. (REIT)*^	36,700	263,139
Associated Estates Realty Corp. (REIT)	13,400	184,786
BioMed Realty Trust, Inc. (REIT)^	63,700	1,053,598
CapLease, Inc. (REIT)^	47,000	260,850
Capstead Mortgage Corp. (REIT)	39,500	472,420
CBL & Associates Properties, Inc. (REIT)^	84,690	1,160,253
Cedar Shopping Centers, Inc. (REIT)	23,500	185,885
Cogdell Spencer, Inc. (REIT)	33,400	247,160
Colonial Properties Trust (REIT)	42,000	540,960
Colony Financial, Inc. (REIT)	9,234	184,680
Cousins Properties, Inc. (REIT)	47,135	391,692

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cypress Sharpridge Investments, Inc. (REIT)	12,100	$161,898
DCT Industrial Trust, Inc. (REIT)^	130,300	681,469
Developers Diversified Realty Corp. (REIT)^	132,192	1,608,777
DiamondRock Hospitality Co. (REIT)*^	72,728	735,280
DuPont Fabros Technology, Inc. (REIT)	20,600	444,754
EastGroup Properties, Inc. (REIT)^	16,900	637,806
Education Realty Trust, Inc. (REIT)	36,600	210,084
Entertainment Properties Trust (REIT)^	26,978	1,109,605
Equity Lifestyle Properties, Inc. (REIT)	16,300	878,244
Equity One, Inc. (REIT)	23,700	447,693
Extra Space Storage, Inc. (REIT)	50,200	636,536
FelCor Lodging Trust, Inc. (REIT)*	41,240	235,068
First Industrial Realty Trust, Inc. (REIT)*	36,300	281,688
First Potomac Realty Trust (REIT)^	28,707	431,466
Franklin Street Properties Corp. (REIT)^	42,300	610,389
Getty Realty Corp. (REIT)^	8,200	191,880
Glimcher Realty Trust (REIT)	33,000	167,310
Government Properties Income Trust (REIT)^	7,300	189,873
Gramercy Capital Corp./New York (REIT)*	5,000	13,950
Hatteras Financial Corp. (REIT)^	24,200	623,634
Healthcare Realty Trust, Inc. (REIT)	38,900	905,981
Hersha Hospitality Trust (REIT)	44,929	232,732
Highwoods Properties, Inc. (REIT)^	47,400	1,504,002
Home Properties, Inc. (REIT)^	20,400	954,720
Inland Real Estate Corp. (REIT)	47,500	434,625
Invesco Mortgage Capital, Inc. (REIT)	7,900	181,700
Investors Real Estate Trust (REIT)^	46,300	417,626
iStar Financial, Inc. (REIT)*^	66,700	306,153
Kilroy Realty Corp. (REIT)^	27,500	848,100
Kite Realty Group Trust (REIT)^	53,200	251,636
LaSalle Hotel Properties (REIT)^	41,000	955,300
Lexington Realty Trust (REIT)^	63,545	413,678
LTC Properties, Inc. (REIT)	15,000	405,900
Medical Properties Trust, Inc. (REIT)	53,668	562,441
MFA Financial, Inc. (REIT)	178,290	1,312,214
Mid-America Apartment Communities, Inc. (REIT)	17,000	880,430
Mission West Properties, Inc. (REIT)	18,245	125,525
Monmouth Real Estate Investment Corp. (REIT), Class A^	24,500	206,045
National Health Investors, Inc. (REIT)^	17,400	674,424
National Retail Properties, Inc. (REIT)^	51,700	1,180,311
NorthStar Realty Finance Corp. (REIT)	56,900	239,549
Omega Healthcare Investors, Inc. (REIT)	54,000	1,052,460
Parkway Properties, Inc./Maryland (REIT)^	14,169	266,094
Pebblebrook Hotel Trust (REIT)*	12,028	252,949
Pennsylvania Real Estate Investment Trust (REIT)^	24,600	306,762
Pennymac Mortgage Investment Trust (REIT)*	9,300	$154,473
Post Properties, Inc. (REIT)^	27,600	607,752
Potlatch Corp. (REIT)	26,100	914,544
PS Business Parks, Inc. (REIT)	11,400	608,760
RAIT Financial Trust (REIT)*^	63,100	124,938
Ramco-Gershenson Properties Trust (REIT)^	18,200	204,932
Redwood Trust, Inc. (REIT)^	51,900	800,298
Resource Capital Corp. (REIT)	2,200	14,872
Saul Centers, Inc. (REIT)	5,200	215,280
Sovran Self Storage, Inc. (REIT)^	17,400	606,564
Strategic Hotels & Resorts, Inc. (REIT)*^	84,800	360,400
Sun Communities, Inc. (REIT)^	10,700	269,640
Sunstone Hotel Investors, Inc. (REIT)*	62,263	695,478
Tanger Factory Outlet Centers (REIT)^	24,600	1,061,736
Universal Health Realty Income Trust (REIT)	5,500	194,370
Urstadt Biddle Properties, Inc. (REIT), Class A^	9,800	154,938
U-Store-It Trust (REIT)	50,700	365,040
Walter Investment Management Corp. (REIT)	11,900	190,400
Washington Real Estate Investment Trust (REIT)^	37,800	1,154,790

		41,468,837

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.^	2,900	91,379
Forestar Group, Inc.*^	24,000	453,120
Tejon Ranch Co.*^	7,900	241,108

		785,607

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.^	21,300	168,270
Astoria Financial Corp.^	57,300	830,850
Bank Mutual Corp.	31,300	203,450
BankFinancial Corp.	17,900	164,143
Beneficial Mutual Bancorp, Inc.*^	15,400	145,992
Berkshire Hills Bancorp, Inc.^	9,200	168,636
Brookline Bancorp, Inc.	31,834	338,714
Brooklyn Federal Bancorp, Inc.	6,600	55,440
Clifton Savings Bancorp, Inc.	12,400	114,948
Dime Community Bancshares, Inc.^	16,700	210,921
ESB Financial Corp.	10,100	130,189
ESSA Bancorp, Inc.^	13,300	166,782
First Financial Holdings, Inc.^	6,800	102,408
First Financial Northwest, Inc.^	11,800	80,594
Flagstar Bancorp, Inc.*	159,300	95,580
Flushing Financial Corp.^	12,100	153,186
Fox Chase Bancorp, Inc.*^	7,700	83,237
Home Federal Bancorp, Inc./Idaho^	9,600	139,296
Kearny Financial Corp.^	12,250	127,767
K-Fed Bancorp	15,800	140,936
MGIC Investment Corp.*^	83,800	919,286
NASB Financial, Inc.^	7,900	182,648
NewAlliance Bancshares, Inc.^	71,700	904,854
Northwest Bancshares, Inc.	18,000	211,320
OceanFirst Financial Corp.^	23,600	268,096
Ocwen Financial Corp.*^	36,400	403,676
Oritani Financial Corp.^	10,246	164,653
PMI Group, Inc.*^	38,700	209,754
Provident Financial Services, Inc.	36,100	429,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Provident New York Bancorp	18,900	$179,172
Prudential Bancorp, Inc.
of Pennsylvania^	11,800	99,592
Radian Group, Inc.^	61,100	955,604
Rockville Financial, Inc	8,200	99,958
Roma Financial Corp.^	9,400	117,876
Territorial Bancorp, Inc	9,900	188,397
TrustCo Bank Corp. NY/New York	50,000	308,500
United Financial Bancorp, Inc.	11,100	155,178
ViewPoint Financial Group	12,200	197,762
Westfield Financial, Inc.	14,900	136,931
WSFS Financial Corp.^	3,900	152,100

		9,906,286

Total Financials		178,500,194

Health Care (16.8%)
Biotechnology (5.0%)
Acorda Therapeutics, Inc.*^	23,600	807,120
Affymax, Inc.*^	11,200	262,416
Alexion Pharmaceuticals, Inc.*	126,970	6,903,359
Alkermes, Inc.*	62,000	804,140
Allos Therapeutics, Inc.*	38,200	283,826
Alnylam Pharmaceuticals, Inc.*^	20,900	355,718
AMAG Pharmaceuticals, Inc.*^	11,053	385,860
Amicus Therapeutics, Inc.*	10,200	32,538
Arena Pharmaceuticals, Inc.*^	53,600	166,160
ARIAD Pharmaceuticals, Inc.*^	59,500	202,300
ArQule, Inc.*^	30,200	173,952
Array BioPharma, Inc.*^	29,100	79,734
BioCryst Pharmaceuticals, Inc.*^	17,500	114,975
Celera Corp.*	50,800	360,680
Cell Therapeutics, Inc.*^	309,300	167,238
Celldex Therapeutics, Inc.*	12,900	79,206
Cepheid, Inc.*^	37,200	650,256
Clinical Data, Inc.*^	11,400	221,160
Cubist Pharmaceuticals, Inc.*	36,400	820,456
Cytokinetics, Inc.*	34,200	109,440
Cytori Therapeutics, Inc.*	28,800	131,328
Dendreon Corp.*	144,720	5,277,938
Dyax Corp.*	42,600	145,266
Emergent Biosolutions, Inc.*	10,500	176,295
Enzon Pharmaceuticals, Inc.*	21,100	214,798
Exelixis, Inc.*^	65,800	399,406
Facet Biotech Corp.*^	13,060	352,489
Genomic Health, Inc.*^	6,600	116,094
Geron Corp.*	56,900	323,192
GTx, Inc.*	16,800	56,112
Halozyme Therapeutics, Inc.*	39,500	315,605
Hemispherx Biopharma, Inc.*	74,100	54,834
Human Genome Sciences, Inc.#*^	326,173	9,850,425
Idera Pharmaceuticals, Inc.*	14,100	87,561
Immunogen, Inc.*^	34,200	276,678
Immunomedics, Inc.*	58,400	193,888
Incyte Corp.*^	306,915	4,284,533
Insmed, Inc.*	83,700	98,766
InterMune, Inc.*	64,210	2,861,840
Isis Pharmaceuticals, Inc.*^	59,600	650,832
Lexicon Pharmaceuticals, Inc.*^	73,300	108,484
Ligand Pharmaceuticals, Inc., Class B*	75,900	132,825
MannKind Corp.*^	33,455	219,465
Martek Biosciences Corp.*^	19,900	447,949
Maxygen, Inc.*	18,000	118,260
Medivation, Inc.*	16,800	176,232
Metabolix, Inc.*^	11,700	142,506
Micromet, Inc.*	33,000	266,640
Molecular Insight Pharmaceuticals, Inc.*^	800	$1,048
Momenta Pharmaceuticals, Inc.*	25,300	378,741
Myriad Pharmaceuticals, Inc.*	14,738	66,616
Novavax, Inc.*^	60,400	139,524
NPS Pharmaceuticals, Inc.*	31,800	160,272
OncoGenex Pharmaceutical, Inc.*	5,300	108,809
Onyx Pharmaceuticals, Inc.*	186,610	5,650,551
Opko Health, Inc.*^	73,800	146,124
Orexigen Therapeutics, Inc.*	21,300	125,457
OSI Pharmaceuticals, Inc.*	29,800	1,774,590
PDL BioPharma, Inc.^	79,300	492,453
Pharmasset, Inc.*^	14,400	385,920
Protalix BioTherapeutics, Inc.*^	22,000	144,320
Regeneron Pharmaceuticals, Inc.*	161,280	4,272,307
Rigel Pharmaceuticals, Inc.*	31,600	251,852
Sangamo BioSciences, Inc.*^	29,300	158,806
Savient Pharmaceuticals, Inc.*^	39,600	572,220
Seattle Genetics, Inc.*	222,620	2,658,083
SIGA Technologies, Inc.*^	19,900	131,937
Spectrum Pharmaceuticals, Inc.*	24,700	113,867
StemCells, Inc.*^	92,700	107,532
Synta Pharmaceuticals Corp.*	47,400	204,294
Theravance, Inc.*^	30,400	404,928
United Therapeutics Corp.*^	110,400	6,108,432
Vanda Pharmaceuticals, Inc.*	17,800	205,412
ZymoGenetics, Inc.*	33,600	192,528

		65,417,398

Health Care Equipment & Supplies (4.2%)
Abaxis, Inc.*^	14,700	399,693
ABIOMED, Inc.*^	17,100	176,643
Accuray, Inc.*^	23,200	141,288
AGA Medical Holdings, Inc.*	13,600	221,000
Align Technology, Inc.*	205,900	3,982,106
Alphatec Holdings, Inc.*	37,100	236,327
American Medical Systems Holdings, Inc.*^	48,800	906,704
Analogic Corp.^	8,700	371,751
AngioDynamics, Inc.*	11,400	178,068
Atrion Corp.^	1,200	171,648
ATS Medical, Inc.*^	48,700	126,620
Bovie Medical Corp.*^	16,500	103,125
Cantel Medical Corp.	10,300	204,455
Cardiac Science Corp.*	16,900	31,603
Conceptus, Inc.*^	19,600	391,216
CONMED Corp.*	18,600	442,866
CryoLife, Inc.*^	17,100	110,637
Cyberonics, Inc.*^	18,300	350,628
DexCom, Inc.*	26,500	257,845
Electro-Optical Sciences, Inc.*^	16,100	119,462
Endologix, Inc.*^	46,600	188,264
ev3, Inc.*	44,000	697,840
Exactech, Inc.*	6,800	142,596
Greatbatch, Inc.*	15,100	319,969
Haemonetics Corp.*	16,500	942,975
HeartWare International, Inc.*	6,100	271,267
ICU Medical, Inc.*^	7,600	261,820
Immucor, Inc.*	43,700	978,443
Insulet Corp.*	17,400	262,566
Integra LifeSciences Holdings Corp.*^	11,600	508,428
Invacare Corp.^	20,100	533,454
IRIS International, Inc.*	10,400	106,184
Kensey Nash Corp.*^	5,800	136,822
MAKO Surgical Corp.*^	16,200	218,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Masimo Corp.^	220,270	$5,848,169
Medical Action Industries, Inc.*^	13,200	161,964
Meridian Bioscience, Inc.^	26,900	547,953
Merit Medical Systems, Inc.*	17,900	272,975
Micrus Endovascular Corp.*	16,100	317,492
Natus Medical, Inc.*^	18,100	287,971
Neogen Corp.*^	10,200	256,020
NuVasive, Inc.*^	129,570	5,856,564
NxStage Medical, Inc.*^	32,100	367,545
OraSure Technologies, Inc.*^	33,600	199,248
Orthofix International N.V.*^	8,900	323,782
Orthovita, Inc.*^	43,000	183,180
Palomar Medical Technologies, Inc.*^	12,100	131,406
Quidel Corp.*^	17,000	247,180
ResMed, Inc.*^	135,110	8,599,751
Rochester Medical Corp.*	11,000	141,020
RTI Biologics, Inc.*	36,200	156,746
Sirona Dental Systems, Inc.*^	47,300	1,798,819
Somanetics Corp.*^	7,100	135,894
SonoSite, Inc.*	7,900	253,669
Spectranetics Corp.*^	36,900	254,979
Stereotaxis, Inc.*^	24,000	120,240
STERIS Corp.^	38,700	1,302,642
SurModics, Inc.*^	7,300	152,862
Symmetry Medical, Inc.*	23,800	238,952
Synovis Life Technologies, Inc.*	7,400	114,922
Thoratec Corp.*^	36,000	1,204,200
TomoTherapy, Inc.*	3,500	11,935
Vascular Solutions, Inc.*^	17,600	158,224
Volcano Corp.*^	377,180	9,112,669
West Pharmaceutical Services, Inc.^	21,900	918,705
Wright Medical Group, Inc.*^	23,600	419,372
Young Innovations, Inc.	7,000	197,120
Zoll Medical Corp.*	14,100	371,676

		55,158,535

Health Care Providers & Services (3.7%)
Air Methods Corp.*^	7,000	238,000
Alliance HealthCare Services, Inc.*^	28,100	157,922
Almost Family, Inc.*	4,600	173,374
Amedisys, Inc.*^	17,900	988,438
America Service Group, Inc.	10,400	167,336
American Dental Partners, Inc.*^	13,800	180,090
AMERIGROUP Corp.*	34,600	1,150,104
AMN Healthcare Services, Inc.*	19,500	171,600
Amsurg Corp.*	17,416	376,011
Assisted Living Concepts, Inc., Class A*^	5,680	186,531
Bio-Reference Labs, Inc.*^	7,900	347,363
BioScrip, Inc.*^	28,500	227,430
CardioNet, Inc.*^	15,855	121,291
Catalyst Health Solutions, Inc.*	24,500	1,013,810
Centene Corp.*	29,800	716,392
Chemed Corp.^	14,500	788,510
Chindex International, Inc.*^	13,100	154,711
Clarient, Inc.*	39,600	103,752
Continuecare Corp.*^	700	2,590
Corvel Corp.*	5,900	210,925
Cross Country Healthcare, Inc.*	17,000	171,870
Emergency Medical Services Corp., Class A*	174,594	9,873,291
Emeritus Corp.*^	15,191	309,137
Ensign Group, Inc.^	7,300	126,509
Genoptix, Inc.*^	9,650	342,479
Gentiva Health Services, Inc.*^	19,400	548,632
Hanger Orthopedic Group, Inc.*	20,000	363,600
HealthSouth Corp.*^	59,100	$1,105,170
Healthspring, Inc.*	32,100	564,960
Healthways, Inc.*	22,800	366,396
HMS Holdings Corp.*	185,900	9,479,041
inVentiv Health, Inc.*	21,500	482,890
IPC The Hospitalist Co., Inc.*	10,800	379,188
Kindred Healthcare, Inc.*^	26,100	471,105
Landauer, Inc.	6,233	406,516
LHC Group, Inc.*^	9,600	321,888
Magellan Health Services, Inc.*	185,200	8,052,496
MedCath Corp.*^	13,300	139,251
Molina Healthcare, Inc.*^	6,800	171,156
MWI Veterinary Supply, Inc.*^	7,200	290,880
National Healthcare Corp.^	5,900	208,742
National Research Corp.	3,600	91,152
Nighthawk Radiology Holdings, Inc.*	23,350	74,253
Odyssey HealthCare, Inc.*	21,500	389,365
Owens & Minor, Inc.#	26,500	1,229,335
PharMerica Corp.*	19,300	351,646
Providence Service Corp.*	1,000	15,190
PSS World Medical, Inc.*^	39,700	933,347
Psychiatric Solutions, Inc.*	37,200	1,108,560
RadNet, Inc.*	34,900	110,982
RehabCare Group, Inc.*^	15,800	430,866
Res-Care, Inc.*	16,900	202,631
Select Medical Holdings Corp.*^	21,619	182,464
Skilled Healthcare Group, Inc., Class A*^	15,990	98,658
Sun Healthcare Group, Inc.*	29,200	278,568
Sunrise Senior Living, Inc.*	12,900	66,048
Triple-S Management Corp., Class B*^	11,700	207,675
U.S. Physical Therapy, Inc.*	8,500	147,900
Universal American Corp.*	17,100	263,340
Virtual Radiologic Corp.*	12,900	141,900
WellCare Health Plans, Inc.*	28,300	843,340

		48,818,597

Health Care Technology (1.0%)
athenahealth, Inc.*^	22,450	820,772
Computer Programs & Systems, Inc.^	6,500	254,020
Eclipsys Corp.*	35,323	702,221
MedAssets, Inc.*^	311,020	6,531,420
Medidata Solutions, Inc.*^	9,300	141,360
MedQuist, Inc.^	24,300	189,783
Merge Healthcare, Inc.*	37,800	78,246
Omnicell, Inc.*^	14,700	206,241
Phase Forward, Inc.*	28,910	377,854
Quality Systems, Inc.^	15,800	970,752
SXC Health Solutions Corp.*	38,800	2,610,464
Vital Images, Inc.*	8,700	140,679

		13,023,812

Life Sciences Tools & Services (0.9%)
Affymetrix, Inc.*^	48,000	352,320
Albany Molecular Research, Inc.*^	20,300	169,505
Bruker Corp.*	32,700	479,055
Cambrex Corp.*^	26,300	106,515
Dionex Corp.*	11,900	889,882
Enzo Biochem, Inc.*^	32,500	195,650
eResearchTechnology, Inc.*^	27,400	189,334
Kendle International, Inc.*	6,100	106,628
Luminex Corp.*	28,500	479,655
PAREXEL International Corp.*	36,777	857,272
QIAGEN N.V.*^	333,010	7,655,900
Sequenom, Inc.*^	40,000	252,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Varian, Inc.*	19,200	$994,176

		12,728,292

Pharmaceuticals (2.0%)
Acura Pharmaceuticals, Inc.*	17,404	93,808
Adolor Corp.*^	42,700	76,860
Akorn, Inc.*^	63,800	97,614
Ardea Biosciences, Inc.*	8,100	147,906
Auxilium Pharmaceuticals, Inc.*^	30,200	941,032
AVANIR Pharmaceuticals, Inc., Class A*^	74,100	171,912
Biodel, Inc.*^	1,500	6,405
BioMimetic Therapeutics, Inc.*^	10,300	135,445
BMP Sunstone Corp.*	17,600	89,056
Cadence Pharmaceuticals, Inc.*^	15,700	143,341
Caraco Pharmaceutical Laboratories Ltd.*	19,400	116,206
Cornerstone Therapeutics, Inc.*^	12,900	81,915
Cumberland Pharmaceuticals, Inc.*^	11,300	118,989
Cypress Bioscience, Inc.*^	17,700	86,730
Depomed, Inc.*^	45,000	159,750
Discovery Laboratories, Inc.*	78,100	40,612
Durect Corp.*	59,736	179,805
Hi-Tech Pharmacal Co., Inc.*^	9,000	199,260
Impax Laboratories, Inc.*	40,600	725,928
Inspire Pharmaceuticals, Inc.*^	38,932	242,936
Ironwood Pharmaceuticals, Inc.*	159,100	2,151,032
ISTA Pharmaceuticals, Inc.*	35,700	145,299
Javelin Pharmaceuticals, Inc.*	2,000	2,580
KV Pharmaceutical Co., Class A*	56,400	99,264
Lannett Co., Inc.*	24,100	102,425
MAP Pharmaceuticals, Inc.*^	11,500	182,735
Medicines Co.*	31,500	246,960
Medicis Pharmaceutical Corp., Class A	302,700	7,615,932
Nektar Therapeutics*^	242,500	3,688,425
Obagi Medical Products, Inc.*	15,000	182,700
Optimer Pharmaceuticals, Inc.*^	18,600	228,408
Pain Therapeutics, Inc.*	21,400	134,178
Par Pharmaceutical Cos., Inc.*	22,400	555,520
Pozen, Inc.*	16,400	157,112
Questcor Pharmaceuticals, Inc.*^	41,400	340,722
Salix Pharmaceuticals Ltd.*	138,100	5,144,225
Santarus, Inc.*	51,800	278,684
Sucampo Pharmaceuticals, Inc., Class A*^	21,600	77,112
ViroPharma, Inc.*	51,100	696,493
Vivus, Inc.*^	44,900	391,528
XenoPort, Inc.*^	19,800	183,348

		26,460,192

Total Health Care		221,606,826

Industrials (15.9%)
Aerospace & Defense (1.4%)
AAR Corp.*^	24,500	608,090
Aerovironment, Inc.*	7,000	182,770
American Science & Engineering, Inc.	6,082	455,663
Applied Signal Technology, Inc.	6,000	117,480
Argon ST, Inc.*^	6,100	162,321
Ascent Solar Technologies, Inc.*^	1,000	3,850
Ceradyne, Inc.*	16,600	376,654
Cubic Corp.	12,600	453,600
Curtiss-Wright Corp.	29,400	1,023,120
DigitalGlobe, Inc.*	9,900	276,705
Ducommun, Inc.^	8,200	172,282
DynCorp International, Inc., Class A*	16,600	190,734
Esterline Technologies Corp.*	21,300	$1,052,859
GenCorp, Inc.*^	31,800	183,168
GeoEye, Inc.*	12,400	365,800
HEICO Corp.	15,500	799,180
Herley Industries, Inc.*^	9,300	136,338
Hexcel Corp.*	572,640	8,268,922
Ladish Co., Inc.*^	10,100	203,616
Moog, Inc., Class A*^	27,700	981,134
Orbital Sciences Corp.*^	39,400	748,994
Stanley, Inc.*	10,050	284,314
Taser International, Inc.*^	32,100	188,106
Teledyne Technologies, Inc.*	22,400	924,448
Triumph Group, Inc.	9,900	693,891

		18,854,039

Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	13,400	710,870
Forward Air Corp.^	18,500	486,550
Hub Group, Inc., Class A*^	21,600	604,368
Pacer International, Inc.*^	41,860	251,997

		2,053,785

Airlines (0.5%)
AirTran Holdings, Inc.*^	73,200	371,856
Alaska Air Group, Inc.*	26,400	1,088,472
Allegiant Travel Co.*^	10,190	589,593
Hawaiian Holdings, Inc.*^	28,300	208,571
JetBlue Airways Corp.*^	154,200	860,436
Republic Airways Holdings, Inc.*	22,100	130,832
SkyWest, Inc.	34,100	486,948
U.S. Airways Group, Inc.*^	103,400	759,990
UAL Corp.*	109,200	2,134,860

		6,631,558

Building Products (0.7%)
AAON, Inc.^	8,700	196,794
American Woodmark Corp.^	6,900	133,791
Ameron International Corp.^	6,000	377,340
Apogee Enterprises, Inc.^	14,500	229,245
Builders FirstSource, Inc.*	36,400	114,660
Gibraltar Industries, Inc.*	17,300	218,153
Griffon Corp.*	26,400	328,944
Insteel Industries, Inc.^	14,800	158,212
NCI Building Systems, Inc.*	5,980	66,019
Quanex Building Products Corp.^	25,200	416,556
Simpson Manufacturing Co., Inc.	223,480	6,203,805
Trex Co., Inc.*	10,900	232,061
Universal Forest Products, Inc.	14,900	573,948

		9,249,528

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.^	31,100	659,320
ACCO Brands Corp.*^	29,400	225,204
American Reprographics Co.*	22,700	203,619
Amrep Corp.*	3,800	55,214
APAC Customer Services, Inc.*	32,200	185,150
ATC Technology Corp.*	10,600	181,896
Bowne & Co., Inc.^	21,745	242,674
Cenveo, Inc.*	40,000	346,400
Clean Harbors, Inc.*^	12,807	711,557
Consolidated Graphics, Inc.*	6,700	277,447
Cornell Cos., Inc.*	7,200	131,832
Courier Corp.^	7,000	115,570
Deluxe Corp.	33,300	646,686
EnergySolutions, Inc.	50,600	325,358
EnerNOC, Inc.*^	9,300	276,024
Ennis, Inc.	13,300	216,391
Fuel Tech, Inc.*	21,300	170,826

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
G&K Services, Inc., Class A	9,300	$240,684
GEO Group, Inc.*^	34,200	677,844
Healthcare Services Group, Inc.^	25,200	564,228
Herman Miller, Inc.^	34,000	614,040
HNI Corp.	29,300	780,259
Innerworkings, Inc.*	20,100	104,520
Interface, Inc., Class A	30,300	350,874
Kimball International, Inc., Class B	20,800	144,560
Knoll, Inc.^	22,800	256,500
M&F Worldwide Corp.*	6,800	208,080
McGrath RentCorp	15,500	375,565
Mine Safety Appliances Co.^	18,800	525,648
Mobile Mini, Inc.*^	22,500	348,525
Multi-Color Corp.^	7,100	85,058
Rollins, Inc.^	29,400	637,392
Schawk, Inc.	13,900	252,007
Standard Parking Corp.*	7,231	118,733
Standard Register Co.^	18,300	97,905
Steelcase, Inc., Class A^	47,800	309,266
Sykes Enterprises, Inc.*	24,228	553,368
Team, Inc.*	18,000	298,620
Tetra Tech, Inc.#*	38,900	896,256
U.S. Ecology, Inc.	12,200	196,420
United Stationers, Inc.*	15,245	897,168
Viad Corp.^	9,800	201,390
Waste Services, Inc.*	16,500	163,185

		14,869,263

Construction & Engineering (0.4%)
Argan, Inc.*^	12,000	156,000
Comfort Systems USA, Inc.	18,900	236,061
Dycom Industries, Inc.*	22,700	199,079
EMCOR Group, Inc.*	44,700	1,100,961
Furmanite Corp.*	21,300	110,547
Granite Construction, Inc.^	21,800	658,796
Great Lakes Dredge & Dock Corp.	29,600	155,400
Insituform Technologies, Inc., Class A*^	25,200	670,572
Integrated Electrical Services, Inc.*	9,300	52,545
Layne Christensen Co.*	13,000	347,230
MasTec, Inc.*^	34,900	440,089
Michael Baker Corp.*^	4,800	165,504
MYR Group, Inc.*	11,500	187,565
Northwest Pipe Co.*	6,000	131,100
Orion Marine Group, Inc.*	17,100	308,655
Pike Electric Corp.*	20,700	192,924
Primoris Services Corp.	21,200	164,088
Sterling Construction Co., Inc.*	9,900	155,628
Tutor Perini Corp.*^	17,200	374,100

		5,806,844

Electrical Equipment (2.6%)
A. O. Smith Corp.	12,600	662,382
Acuity Brands, Inc.^	27,400	1,156,554
Advanced Battery Technologies, Inc.*	41,200	160,680
American Superconductor Corp.*^	30,000	867,000
AMETEK, Inc.	215,920	8,952,043
AZZ, Inc.^	7,900	267,415
Baldor Electric Co.^	306,140	11,449,636
Belden, Inc.^	28,200	774,372
Brady Corp., Class A^	33,300	1,036,296
Broadwind Energy, Inc.*	21,000	93,870
China BAK Battery, Inc.*^	50,900	122,669
Encore Wire Corp.^	12,200	253,760
Ener1, Inc.*^	30,676	145,097
Energy Conversion Devices, Inc.*^	29,400	230,202
EnerSys*	27,000	$665,820
Evergreen Solar, Inc.*^	94,900	107,237
Franklin Electric Co., Inc.	14,400	431,856
FuelCell Energy, Inc.*	66,623	187,877
GrafTech International Ltd.*^	77,700	1,062,159
GT Solar International, Inc.*^	27,378	143,187
Harbin Electric, Inc.*^	11,500	248,285
II-VI, Inc.*	16,000	541,440
LaBarge, Inc.*^	10,800	119,340
LSI Industries, Inc.	16,200	110,484
Microvision, Inc.*^	68,100	192,042
Orion Energy Systems, Inc.*^	1,500	7,350
Polypore International, Inc.*	14,123	246,588
Powell Industries, Inc.*	4,200	136,626
PowerSecure International, Inc.*	1,000	7,880
Preformed Line Products Co.	4,298	163,969
Regal-Beloit Corp.	23,300	1,384,253
SatCon Technology Corp.*	74,500	181,035
Valence Technology, Inc.*^	82,830	70,405
Vicor Corp.*^	21,594	298,213
Woodward Governor Co.	40,400	1,291,992

		33,770,014

Industrial Conglomerates (0.1%)
Otter Tail Corp.	25,300	555,588
Raven Industries, Inc.^	10,400	306,696
Seaboard Corp.	200	259,820
Standex International Corp.	6,900	177,813
Tredegar Corp.	19,800	338,184
United Capital Corp.*^	5,000	118,600

		1,756,701

Machinery (5.6%)
3D Systems Corp.*	15,400	210,210
Actuant Corp., Class A^	421,400	8,238,370
Alamo Group, Inc.	7,500	149,925
Albany International Corp., Class A^	16,700	359,551
Altra Holdings, Inc.*^	16,800	230,664
American Railcar Industries, Inc.	16,300	198,208
Ampco-Pittsburgh Corp.	6,300	156,366
Astec Industries, Inc.*^	11,400	330,144
Badger Meter, Inc.^	9,500	365,845
Barnes Group, Inc.^	28,010	544,795
Blount International, Inc.*^	21,000	217,560
Briggs & Stratton Corp.^	29,100	567,450
Bucyrus International, Inc.^	171,630	11,325,864
Cascade Corp.^	5,300	170,713
Chart Industries, Inc.*	16,600	332,000
China Fire & Security Group, Inc.*^	9,000	116,730
CIRCOR International, Inc.	10,900	361,989
CLARCOR, Inc.^	33,200	1,145,068
Colfax Corp.*^	24,112	283,798
Columbus McKinnon Corp.*	11,300	179,331
Energy Recovery, Inc.*^	17,600	110,880
EnPro Industries, Inc.*^	12,800	372,224
ESCO Technologies, Inc.^	16,900	537,589
Federal Signal Corp.	41,200	371,212
Flow International Corp.*^	4,300	12,943
Force Protection, Inc.*	44,300	266,686
FreightCar America, Inc.	7,300	176,368
Gorman-Rupp Co.^	6,700	170,448
Graham Corp.^	11,200	201,488
Hurco Cos., Inc.*^	7,400	124,542
IDEX Corp.	218,470	7,231,357
John Bean Technologies Corp.	18,400	322,736
Joy Global, Inc.	174,890	9,898,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kadant, Inc.*^	11,500	$165,715
Kaydon Corp.	22,300	838,480
K-Tron International, Inc.*	1,500	224,955
L.B. Foster Co., Class A*	5,100	147,339
Lincoln Electric Holdings, Inc.	164,940	8,961,190
Lindsay Corp.	8,200	339,562
Middleby Corp.*^	10,500	604,695
Mueller Industries, Inc.	26,000	696,540
Mueller Water Products, Inc., Class A	97,400	465,572
NACCO Industries, Inc., Class A	4,500	333,675
Nordson Corp.	22,800	1,548,576
PMFG, Inc.*	11,400	150,822
RBC Bearings, Inc.*	189,900	6,052,113
Robbins & Myers, Inc.	18,100	431,142
Sauer-Danfoss, Inc.*	16,300	216,464
SmartHeat, Inc.*	12,700	136,398
Sun Hydraulics Corp.^	8,000	207,840
Tecumseh Products Co., Class A*	14,800	181,596
Tennant Co.^	10,500	287,595
Titan International, Inc.^	22,800	199,044
Valmont Industries, Inc.^	73,580	6,094,631
Watts Water Technologies, Inc., Class A^	19,092	592,998

		74,158,770

Marine (0.5%)
American Commercial Lines, Inc.*^	6,175	154,993
Eagle Bulk Shipping, Inc.*^	26,200	139,122
Genco Shipping & Trading Ltd.*^	15,800	333,538
Horizon Lines, Inc., Class A^	2,300	12,512
International Shipholding Corp.	4,900	144,011
Kirby Corp.*^	139,550	5,323,832
Ultrapetrol Bahamas Ltd.*	2,100	11,529

		6,119,537

Professional Services (0.6%)
Acacia Research Corp.- Acacia Technologies*	21,400	231,762
Administaff, Inc.	14,100	300,894
Advisory Board Co.*	8,200	258,300
CBIZ, Inc.*^	21,100	138,627
CDI Corp.	14,200	208,172
Corporate Executive Board Co.^	22,800	606,252
CoStar Group, Inc.*^	13,273	551,095
CRA International, Inc.*^	7,200	165,024
Exponent, Inc.*	6,900	196,788
Heidrick & Struggles International, Inc.^	11,100	311,133
Hill International, Inc.*^	26,800	156,244
Huron Consulting Group, Inc.*	13,200	267,960
ICF International, Inc.*^	5,700	141,588
Kelly Services, Inc., Class A*^	17,000	283,220
Kforce, Inc.*	20,200	307,242
Korn/Ferry International*	30,100	531,265
Navigant Consulting, Inc.*	28,300	343,279
Odyssey Marine Exploration, Inc.*	32,100	42,051
On Assignment, Inc.*	21,100	150,443
Resources Connection, Inc.*	26,700	511,839
School Specialty, Inc.*	12,600	286,146
SFN Group, Inc.*^	33,400	267,534
Towers Watson & Co., Class A#	27,000	1,282,500
TrueBlue, Inc.*^	28,300	438,650
Volt Information Sciences, Inc.*	19,000	193,990

		8,171,998

Road & Rail (1.8%)
Amerco, Inc.*	4,300	233,447
Arkansas Best Corp.^	14,900	$445,212
Avis Budget Group, Inc.*	68,100	783,150
Celadon Group, Inc.*	12,800	178,432
Dollar Thrifty Automotive Group, Inc.*^	18,300	587,979
Genesee & Wyoming, Inc., Class A*^	182,260	6,218,711
Heartland Express, Inc.^	37,900	625,350
Knight Transportation, Inc.^	344,630	7,268,247
Marten Transport Ltd.*	9,700	191,187
Old Dominion Freight Line, Inc.*	18,600	621,054
Patriot Transportation Holding, Inc.*^	1,800	152,064
RailAmerica, Inc.*	394,361	4,653,460
Saia, Inc.*^	9,800	136,024
Universal Truckload Services, Inc.*	11,100	195,138
USA Truck, Inc.*	11,300	182,608
Werner Enterprises, Inc.	24,800	574,616
YRC Worldwide, Inc.*	676,931	368,115

		23,414,794

Trading Companies & Distributors (0.4%)
Aircastle Ltd.	26,800	253,796
Applied Industrial Technologies, Inc.^	24,800	616,280
Beacon Roofing Supply, Inc.*	26,700	510,771
H&E Equipment Services, Inc.*^	16,000	172,480
Houston Wire & Cable Co.^	13,700	158,646
Interline Brands, Inc.*	25,962	496,913
Kaman Corp.	16,500	412,665
Lawson Products, Inc.	5,900	91,273
RSC Holdings, Inc.*^	31,400	249,944
Rush Enterprises, Inc., Class A*	15,700	207,397
Textainer Group Holdings Ltd.^	10,600	228,430
Titan Machinery, Inc.*^	11,000	150,590
United Rentals, Inc.*	40,300	378,014
Watsco, Inc.^	17,400	989,712

		4,916,911

Transportation Infrastructure (0.0%)
CAI International, Inc.*	900	11,088

Total Industrials		209,784,830

Information Technology (20.6%)
Communications Equipment (4.0%)
3Com Corp.#*	261,900	2,014,011
Acme Packet, Inc.*	26,900	518,632
ADC Telecommunications, Inc.*	64,700	472,957
ADTRAN, Inc.^	36,500	961,775
Airvana, Inc.*	23,900	183,074
Anaren, Inc.*	10,300	146,672
Arris Group, Inc.*	80,300	964,403
Aruba Networks, Inc.*^	41,300	564,158
Aviat Networks, Inc.*	41,669	276,265
Bel Fuse, Inc., Class B	7,300	147,095
BigBand Networks, Inc.*	26,300	92,839
Black Box Corp.^	11,400	350,664
Blue Coat Systems, Inc.*	352,620	10,945,325
Cogo Group, Inc.*	29,600	206,904
Comtech Telecommunications Corp.*^	18,500	591,815
DG FastChannel, Inc.*^	12,200	389,790
Digi International, Inc.*^	16,700	177,688
EMS Technologies, Inc.*^	7,400	122,840
Emulex Corp.*	54,500	723,760
F5 Networks, Inc.*	125,340	7,709,663
Finisar Corp.*^	458,119	7,197,049
Harmonic, Inc.*	57,000	359,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hughes Communications, Inc.*	7,200	$200,520
Infinera Corp.*^	54,500	464,340
InterDigital, Inc.*^	26,500	738,290
Ixia*	20,450	189,572
Loral Space & Communications, Inc.*	11,700	410,904
NETGEAR, Inc.*	23,000	600,300
Oplink Communications, Inc.*	15,200	281,808
Opnext, Inc.*	70,500	166,380
Palm, Inc.#*^	104,280	392,093
PC-Tel, Inc.*	17,800	110,004
Plantronics, Inc.^	31,600	988,448
Polycom, Inc.#*	56,500	1,727,770
Riverbed Technology, Inc.*^	295,650	8,396,460
SeaChange International, Inc.*	16,900	121,342
ShoreTel, Inc.*^	29,380	194,202
Sonus Networks, Inc.*	96,200	251,082
Sycamore Networks, Inc.	12,890	259,218
Symmetricom, Inc.*	27,500	160,325
Tekelec*	42,900	779,064
UTStarcom, Inc.*^	75,300	210,087
ViaSat, Inc.*^	19,500	674,895

		52,434,153

Computers & Peripherals (0.3%)
3PAR, Inc.*^	17,000	170,000
Adaptec, Inc.*^	57,000	186,390
Avid Technology, Inc.*	14,200	195,676
Cray, Inc.*^	22,900	136,255
Electronics for Imaging, Inc.*	29,449	342,492
Imation Corp.*	20,000	220,200
Intermec, Inc.*	36,100	511,898
Intevac, Inc.*^	14,000	193,480
Netezza Corp.*^	31,600	404,164
Novatel Wireless, Inc.*^	24,500	164,885
Quantum Corp.*	133,200	350,316
Silicon Graphics International Corp.*	19,200	205,248
STEC, Inc.*^	15,900	190,482
Stratasys, Inc.*	11,700	285,246
Super Micro Computer, Inc.*^	18,400	317,952
Synaptics, Inc.*^	22,500	621,225

		4,495,909

Electronic Equipment, Instruments & Components (1.0%)
Agilysys, Inc.	16,300	182,071
Anixter International, Inc.*^	19,500	913,575
Benchmark Electronics, Inc.*	48,500	1,005,890
Brightpoint, Inc.*	31,600	237,948
Checkpoint Systems, Inc.*	25,900	572,908
China Security & Surveillance Technology, Inc.*	21,100	162,259
Cogent, Inc.*	25,700	262,140
Cognex Corp.	26,100	482,589
Coherent, Inc.*	15,300	488,988
Comverge, Inc.*	14,200	160,602
CPI International, Inc.*	500	6,630
CTS Corp.	20,100	189,342
Daktronics, Inc.^	27,614	210,419
DTS, Inc.*	11,600	394,864
Echelon Corp.*^	21,700	194,649
Electro Rent Corp.	15,800	207,454
Electro Scientific Industries, Inc.*^	16,600	212,646
FARO Technologies, Inc.*	13,195	339,771
Insight Enterprises, Inc.*	33,600	482,496
IPG Photonics Corp.*^	19,000	281,200
L-1 Identity Solutions, Inc.*	47,700	425,961
Littelfuse, Inc.*	14,200	539,742
Maxwell Technologies, Inc.*	19,000	$235,410
Measurement Specialties, Inc.*	500	7,355
Mercury Computer Systems, Inc.*	17,600	241,472
Methode Electronics, Inc.	20,900	206,910
MTS Systems Corp.	8,300	240,949
Multi-Fineline Electronix, Inc.*	7,050	181,608
Newport Corp.*	29,600	370,000
OSI Systems, Inc.*^	8,000	224,400
Park Electrochemical Corp.	13,200	379,368
PC Connection, Inc.*	22,600	140,120
PC Mall, Inc.*	800	4,048
Plexus Corp.*	25,895	932,997
Power-One, Inc.*^	48,800	205,936
RadiSys Corp.*	19,200	172,032
Rofin-Sinar Technologies, Inc.*	19,200	434,304
Rogers Corp.*^	8,400	243,684
Scansource, Inc.*	16,900	486,382
SYNNEX Corp.*^	12,900	381,324
Technitrol, Inc.	26,400	139,392
TTM Technologies, Inc.*^	27,900	247,752
Universal Display Corp.*^	17,700	208,329

		13,637,916

Internet Software & Services (2.3%)
Art Technology Group, Inc.*^	83,700	369,117
comScore, Inc.*	13,100	218,639
Constant Contact, Inc.*^	16,000	371,520
DealerTrack Holdings, Inc.*^	471,540	8,053,903
Dice Holdings, Inc.*^	32,200	244,720
Digital River, Inc.*^	24,100	730,230
DivX, Inc.*	18,700	133,892
EarthLink, Inc.^	75,000	640,500
GSI Commerce, Inc.*^	17,600	486,992
InfoSpace, Inc.*	17,200	190,060
Internap Network Services Corp.*	37,000	207,200
Internet Brands, Inc., Class A*^	16,700	153,974
Internet Capital Group, Inc.*	22,000	185,900
j2 Global Communications, Inc.*^	28,500	666,900
Keynote Systems, Inc.	11,900	135,541
Knot, Inc.*^	22,000	172,040
Limelight Networks, Inc.*^	32,900	120,414
Liquidity Services, Inc.*	20,500	236,570
LivePerson, Inc.*	27,000	207,090
LogMeIn, Inc.*	9,500	196,555
LoopNet, Inc.*	16,500	185,460
Marchex, Inc., Class B^	25,200	128,772
MercadoLibre, Inc.*	16,800	809,928
ModusLink Global Solutions, Inc.*	27,100	228,453
Move, Inc.*^	97,100	202,939
NIC, Inc.	34,595	272,262
OpenTable, Inc.*^	5,200	198,276
Openwave Systems, Inc.*^	69,800	160,540
Perficient, Inc.*	22,600	254,702
Rackspace Hosting, Inc.*^	44,475	833,017
RealNetworks, Inc.*^	64,600	312,018
SAVVIS, Inc.*	24,400	402,600
Stamps.com, Inc.*	11,900	120,190
support.com, Inc.*^	33,800	110,526
Switch & Data Facilities Co., Inc.*	16,800	298,368
TechTarget, Inc.*	29,000	151,670
Terremark Worldwide, Inc.*^	29,800	208,898
Travelzoo, Inc.*	11,900	178,619
United Online, Inc.^	50,400	376,992
ValueClick, Inc.*	52,500	532,350
VistaPrint NV*	180,960	10,359,960
Vocus, Inc.*	11,000	187,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Web.com Group, Inc.*^	600	$3,270

		30,239,117

IT Services (2.1%)
Acxiom Corp.*	40,300	722,982
CACI International, Inc., Class A*^	19,600	957,460
Cass Information Systems, Inc.^	4,100	127,715
China Information Security Technology, Inc.*	28,200	142,410
CIBER, Inc.*	33,100	123,794
CSG Systems International, Inc.*	22,600	473,696
Cybersource Corp.*	541,470	9,551,531
Euronet Worldwide, Inc.*	30,640	564,695
ExlService Holdings, Inc.*	10,400	173,472
Forrester Research, Inc.*	10,500	315,735
Gartner, Inc.*^	43,100	958,544
Global Cash Access Holdings, Inc.*	683,450	5,583,787
Hackett Group, Inc.*^	42,200	117,316
Heartland Payment Systems, Inc.^	19,500	362,700
iGATE Corp.	20,100	195,573
infoGROUP, Inc.*	21,600	168,480
ManTech International Corp., Class A*	14,700	717,801
MAXIMUS, Inc.	9,930	605,035
NCI, Inc., Class A*	6,700	202,541
Ness Technologies, Inc.*^	25,700	162,167
Online Resources Corp.*	26,500	106,795
RightNow Technologies, Inc.*	19,500	348,270
Sapient Corp.	57,000	520,980
SRA International, Inc., Class A*	25,800	536,382
Syntel, Inc.	8,550	328,918
TeleTech Holdings, Inc.*	18,400	314,272
Tier Technologies, Inc., Class B*	19,500	155,220
TNS, Inc.*	13,700	305,510
Unisys Corp.*	27,589	962,580
VeriFone Holdings, Inc.*	45,100	911,471
Virtusa Corp.*	15,200	156,712
Wright Express Corp.*	22,800	686,736

		27,561,280

Semiconductors & Semiconductor Equipment (4.6%)
Actel Corp.*	11,900	164,815
Advanced Analogic Technologies, Inc.*^	33,400	116,566
Advanced Energy Industries, Inc.*	17,300	286,488
Amkor Technology, Inc.*^	73,200	517,524
ANADIGICS, Inc.*^	40,000	194,400
Applied Micro Circuits Corp.*	42,100	363,323
Atheros Communications, Inc.*^	172,500	6,677,475
ATMI, Inc.*	20,400	393,924
Brooks Automation, Inc.*	40,700	358,974
Cabot Microelectronics Corp.*	14,100	533,403
Cavium Networks, Inc.*	24,300	604,098
CEVA, Inc.*	16,600	193,556
Cirrus Logic, Inc.*	30,600	256,734
Cohu, Inc.^	12,200	167,994
Cymer, Inc.*	18,400	686,320
Diodes, Inc.*	21,300	477,120
DSP Group, Inc.*^	17,400	144,942
Entegris, Inc.*^	88,900	448,056
Exar Corp.*	23,600	166,380
Fairchild Semiconductor International, Inc.*^	600,130	6,391,385
FEI Co.*	22,100	506,311
FormFactor, Inc.*^	33,700	598,512
Hittite Microwave Corp.*^	132,470	5,824,706
Kopin Corp.*^	54,100	$200,170
Kulicke & Soffa Industries, Inc.*	41,400	300,150
Lattice Semiconductor Corp.*	68,400	251,028
Micrel, Inc	23,400	249,444
Microsemi Corp.*	50,100	868,734
MIPS Technologies, Inc.*^	43,700	194,902
MKS Instruments, Inc.*	29,200	572,028
Monolithic Power Systems, Inc.*^	22,700	506,210
Netlogic Microsystems, Inc.*^	30,200	888,786
NVE Corp.*	3,300	149,490
OmniVision Technologies, Inc.*	33,200	570,376
ON Semiconductor Corp.*	749,180	5,993,440
Pericom Semiconductor Corp.*	16,800	179,928
Photronics, Inc.*^	42,100	214,289
PLX Technology, Inc.*	27,200	143,344
Power Integrations, Inc	17,900	737,480
RF Micro Devices, Inc.*^	172,000	856,560
Rubicon Technology, Inc.*	11,800	238,360
Semtech Corp.*^	41,300	719,859
Sigma Designs, Inc.*	17,200	201,756
Silicon Image, Inc.*^	44,300	133,786
Silicon Storage Technology, Inc.*	73,900	224,656
Skyworks Solutions, Inc.*	552,670	8,621,652
Standard Microsystems Corp.*	14,600	339,888
Supertex, Inc.*	6,692	171,248
Techwell, Inc.*	14,500	271,150
Teradyne, Inc.*^	642,700	7,178,959
Tessera Technologies, Inc.*	32,600	661,128
Trident Microsystems, Inc.*^	66,000	114,840
TriQuint Semiconductor, Inc.*	93,700	655,900
Ultratech, Inc.*	11,000	149,600
Veeco Instruments, Inc.*^	24,688	1,073,928
Volterra Semiconductor Corp.*^	14,800	371,480
Zoran Corp.*	33,400	359,384

		60,436,939

Software (6.3%)
ACI Worldwide, Inc.*	24,200	498,762
Actuate Corp.*^	30,300	169,377
Advent Software, Inc.*^	10,500	469,875
American Software, Inc., Class A^	27,600	160,356
ArcSight, Inc.*^	14,500	408,175
Ariba, Inc.*^	57,300	736,305
AsiaInfo Holdings, Inc.*^	167,200	4,427,456
Blackbaud, Inc.^	28,900	727,991
Blackboard, Inc.*^	20,700	862,362
Bottomline Technologies, Inc.*	17,700	297,891
Chordiant Software, Inc.*	1,500	7,605
CommVault Systems, Inc.*	28,200	602,070
Concur Technologies, Inc.*	143,700	5,893,137
Deltek, Inc.*	23,700	181,068
DemandTec, Inc.*^	12,700	88,265
Double-Take Software, Inc.*^	14,000	124,740
Ebix, Inc.*^	12,909	206,157
Epicor Software Corp.*	34,700	331,732
EPIQ Systems, Inc.*^	20,700	257,301
Fair Isaac Corp.^	28,400	719,656
FalconStor Software, Inc.*	35,800	124,584
Informatica Corp.*^	398,590	10,706,127
Interactive Intelligence, Inc.*	9,800	183,162
Jack Henry & Associates, Inc.	56,100	1,349,766
JDA Software Group, Inc.*	20,927	582,189
Kenexa Corp.*^	16,500	226,875
Lawson Software, Inc.*	92,100	608,781
Manhattan Associates, Inc.*^	11,600	295,568
Mentor Graphics Corp.*	59,400	476,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MicroStrategy, Inc., Class A*	5,900	$501,913
Monotype Imaging Holdings, Inc.*	18,000	175,140
Net 1 UEPS Technologies, Inc.*	19,716	362,577
NetScout Systems, Inc.*	19,100	282,489
NetSuite, Inc.*^	13,000	189,020
Opnet Technologies, Inc.	8,900	143,468
Parametric Technology Corp.*	77,600	1,400,680
Pegasystems, Inc.^	12,700	469,900
Phoenix Technologies Ltd.*^	1,800	5,796
Progress Software Corp.*	29,100	914,613
PROS Holdings, Inc.*^	20,200	199,576
QAD, Inc.*	21,977	115,379
Quest Software, Inc.*	43,931	781,533
Radiant Systems, Inc.*	25,900	369,593
Renaissance Learning, Inc.	14,256	231,375
Rosetta Stone, Inc.*	5,800	137,924
S1 Corp.*	35,400	208,860
Smith Micro Software, Inc.*^	22,800	201,552
SolarWinds, Inc.*	345,300	7,479,198
Solera Holdings, Inc.#	46,550	1,799,158
SonicWALL, Inc.*^	25,600	222,464
Sourcefire, Inc.*^	13,200	302,940
SuccessFactors, Inc.*^	370,209	7,048,779
Symyx Technologies, Inc.*	25,200	113,148
Synchronoss Technologies, Inc.*	14,300	276,991
Take-Two Interactive Software, Inc.*^	46,600	459,010
Taleo Corp., Class A*	221,400	5,736,474
TeleCommunication Systems, Inc., Class A*^	25,900	189,847
THQ, Inc.*^	47,478	332,821
TIBCO Software, Inc.*	1,080,910	11,663,019
TiVo, Inc.*^	70,000	1,198,400
Tyler Technologies, Inc.*	24,100	451,634
Ultimate Software Group, Inc.*^	16,000	527,200
Unica Corp.*	200	1,778
VanceInfo Technologies, Inc. (ADR)*^	252,300	5,623,767
VASCO Data Security International, Inc.*	20,900	172,425
Websense, Inc.*	28,200	642,114

		82,656,276

Total Information Technology		271,461,590

Materials (3.6%)
Chemicals (2.3%)
A. Schulman, Inc.	12,800	313,216
Airgas, Inc.	51,870	3,299,969
American Vanguard Corp.	16,437	133,961
Ampal American Israel, Class A*^	53,100	147,618
Arch Chemicals, Inc.	16,000	550,240
Balchem Corp.	17,700	436,305
Calgon Carbon Corp.*^	357,730	6,124,338
China Green Agriculture, Inc.*^	10,500	147,000
Ferro Corp.*^	55,554	488,320
H.B. Fuller Co.	29,200	677,732
Hawkins, Inc.^	6,600	159,720
ICO, Inc.^	1,000	8,080
Innophos Holdings, Inc.	10,400	290,160
Innospec, Inc.*	17,900	203,344
Koppers Holdings, Inc.^	13,500	382,320
LSB Industries, Inc.*	11,500	175,260
Minerals Technologies, Inc.	11,300	585,792
NewMarket Corp.	6,400	659,136
NL Industries, Inc.^	23,211	199,150
Olin Corp.^	51,200	$1,004,544
OM Group, Inc.*^	18,400	623,392
Omnova Solutions, Inc.*^	27,800	218,230
PolyOne Corp.*^	61,000	624,640
Rockwood Holdings, Inc.*^	33,000	878,460
Sensient Technologies Corp.	31,600	918,296
ShengdaTech, Inc.*^	27,400	205,226
Solutia, Inc.*	551,890	8,890,948
Spartech Corp.*	23,400	273,780
Stepan Co.^	4,200	234,738
W.R. Grace & Co.*	47,600	1,321,376
Westlake Chemical Corp.^	13,100	337,849
Zep, Inc.	11,600	253,808
Zoltek Cos., Inc.*^	17,300	166,772

		30,933,720

Construction Materials (0.1%)
Headwaters, Inc.*	35,800	164,322
Texas Industries, Inc.	15,300	522,801
U.S. Concrete, Inc.*	2,400	912
United States Lime & Minerals, Inc.*^	3,600	139,212

		827,247

Containers & Packaging (0.3%)
AEP Industries, Inc.*^	4,700	122,294
Boise, Inc.*	30,800	188,804
Bway Holding Co.*^	10,500	211,050
Graphic Packaging Holding Co.*	93,878	338,900
Myers Industries, Inc.	19,600	205,408
Rock-Tenn Co., Class A	25,700	1,171,149
Silgan Holdings, Inc.	17,900	1,078,117

		3,315,722

Metals & Mining (0.5%)
A.M. Castle & Co.*	12,900	168,732
Allied Nevada Gold Corp.*^	34,900	578,293
AMCOL International Corp.^	18,000	489,600
Brush Engineered Materials, Inc.*	11,100	250,527
Century Aluminum Co.*	30,400	418,304
China Precision Steel, Inc.*^	3,600	7,560
Coeur d’Alene Mines Corp.*^	47,770	715,595
General Moly, Inc.*^	67,700	224,764
General Steel Holdings, Inc.*^	1,500	6,165
Haynes International, Inc.	7,000	248,710
Hecla Mining Co.*^	143,300	783,851
Horsehead Holding Corp.*^	22,700	268,768
Kaiser Aluminum Corp.	10,200	393,414
Olympic Steel, Inc.	6,900	225,285
RTI International Metals, Inc.*^	19,000	576,270
Stillwater Mining Co.*^	33,575	435,803
U.S. Gold Corp.*	64,000	172,800
Worthington Industries, Inc.	41,799	722,705

		6,687,146

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	26,200	342,696
Clearwater Paper Corp.*^	7,014	345,439
Deltic Timber Corp.^	7,100	312,755
Domtar Corp.*^	27,800	1,790,598
Glatfelter	29,400	426,006
KapStone Paper and Packaging Corp.*^	23,800	282,506
Louisiana-Pacific Corp.*^	79,600	720,380
Schweitzer-Mauduit International, Inc.^	11,400	542,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Wausau Paper Corp.*	29,100	$248,514

		5,011,078

Total Materials		46,774,913

Telecommunication Services (1.5%)
Diversified Telecommunication Services (0.9%)
AboveNet, Inc.*^	8,200	415,986
Alaska Communications Systems Group, Inc.^	20,400	165,648
Atlantic Tele-Network, Inc.^	8,300	372,919
Cbeyond, Inc.*^	11,300	154,584
Cincinnati Bell, Inc.*^	152,000	518,320
Cogent Communications Group, Inc.*	22,400	233,184
Consolidated Communications Holdings, Inc.^	14,700	278,712
General Communication, Inc., Class A*^	22,000	126,940
Global Crossing Ltd.*	22,650	343,148
Iowa Telecommunications Services, Inc.	20,800	347,360
Neutral Tandem, Inc.*^	21,950	350,761
PAETEC Holding Corp.*	91,196	426,797
Premiere Global Services, Inc.*	34,199	282,484
SureWest Communications*^	21,400	183,826
tw telecom, Inc.*	404,800	7,347,120

		11,547,789

Wireless Telecommunication Services (0.6%)
NTELOS Holdings Corp.^	18,000	320,220
SBA Communications Corp., Class A*^	195,920	7,066,834
Shenandoah Telecommunications Co.^	13,764	258,763
Syniverse Holdings, Inc.*	45,800	891,726
USA Mobility, Inc.*^	12,643	160,187

		8,697,730

Total Telecommunication Services		20,245,519

Utilities (1.5%)
Electric Utilities (0.6%)
Allete, Inc.^	17,200	575,856
Cleco Corp.	39,700	1,054,035
El Paso Electric Co.*	27,100	558,260
Empire District Electric Co.	24,525	441,940
IDACORP, Inc.	29,800	1,031,676
MGE Energy, Inc.	15,400	544,544
PNM Resources, Inc.	58,000	726,740
Portland General Electric Co.	49,600	957,776
UIL Holdings Corp.^	19,100	525,250
UniSource Energy Corp.	22,600	710,544
Unitil Corp.	7,300	169,725

		7,296,346

Gas Utilities (0.6%)
Chesapeake Utilities Corp.^	4,560	135,888
Laclede Group, Inc.^	14,800	499,056
New Jersey Resources Corp.	27,000	1,014,120
Nicor, Inc.	28,900	1,211,488
Northwest Natural Gas Co.	17,300	806,180
Piedmont Natural Gas Co., Inc.#^	48,400	1,334,872
South Jersey Industries, Inc.^	19,900	835,601
Southwest Gas Corp.^	29,900	894,608
WGL Holdings, Inc.	31,800	1,101,870

		7,833,683

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	3,500	3,185

Multi-Utilities (0.2%)
Avista Corp.	35,900	$743,489
Black Hills Corp.^	26,000	789,100
CH Energy Group, Inc.^	10,900	445,156
NorthWestern Corp.	24,091	645,880

		2,623,625

Water Utilities (0.1%)
American States Water Co.^	10,300	357,410
Artesian Resources Corp., Class A^	9,700	171,302
Cadiz, Inc.*	12,500	159,625
California Water Service Group	12,900	485,169
Connecticut Water Service, Inc.	7,400	172,198
Consolidated Water Co., Ltd.^	9,200	124,936
SJW Corp.^	6,100	155,062
Southwest Water Co.^	25,350	264,654
York Water Co.^	10,300	141,625

		2,031,981

Total Utilities		19,788,820

Total Common Stocks (99.2%) (Cost $935,878,723)		1,305,345,502

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co.^ (Cost $10,567)	1,329	21,477

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.4%)
Credit Agricole S.A./New York
0.41%, 7/2/10 (l)	$4,999,541	5,000,026
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	82,240,336	82,240,336
Monumental Global Funding Ltd.
0.31%, 5/24/10 (l)	5,500,000	5,482,488
Pricoa Global Funding I
0.40%, 6/25/10 (l)	4,999,874	4,968,345

Total Short-Term Investments of Cash Collateral for Securities Loaned		97,691,195

Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 4/1/10	10,504,359	10,504,359

Total Short-Term Investments (8.2%) (Cost/Amortized Cost $108,244,110)		108,195,554

Total Investments (107.4%) (Cost/Amortized Cost $1,044,133,400)		1,413,562,533
Other Assets Less Liabilities (-7.4%)		(97,705,021)

Net Assets (100%)		$1,315,857,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $3,031,501.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $83,885,143.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	39	June-10	$2,623,325	$2,640,690	$17,365

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$237,466,901	$—	$—	$237,466,901
Consumer Staples	28,420,611	—	—	28,420,611
Energy	71,295,298	—	—	71,295,298
Financials	178,500,194	—	—	178,500,194
Health Care	221,606,826	—	—	221,606,826
Industrials	209,784,830	—	—	209,784,830
Information Technology	271,461,590	—	—	271,461,590
Materials	46,774,913	—	—	46,774,913
Telecommunication Services	20,245,519	—	—	20,245,519
Utilities	19,788,820	—	—	19,788,820
Futures	17,365	—	—	17,365
Investment Companies
Investment Companies	21,477	—	—	21,477
Short-Term Investments	—	108,195,554	—	108,195,554

Total Assets	$1,305,384,344	$108,195,554	$—	$1,413,579,898

Total Liabilities	$—	$—	$—	$—

Total	$1,305,384,344	$108,195,554	$—	$1,413,579,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$805
Total gains or losses (realized/unrealized) included in earnings	(805)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$135,713,501
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$148,952,536

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$390,237,416
Aggregate gross unrealized depreciation	(46,670,336)

Net unrealized appreciation	$343,567,080

Federal income tax cost of investments	$1,069,995,453

At March 31, 2010, the Portfolio had loaned securities with a total value of $94,355,436. This was secured by collateral of $97,739,751, which was received as cash and subsequently invested in short-term investments currently valued at $97,691,195, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $266,514,719 of which $91,657,737 expires in the year 2016, and $174,856,982 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Auto Components (2.0%)
American Axle & Manufacturing Holdings, Inc.*	9,330	$93,113
Amerigon, Inc.*	3,850	38,924
ArvinMeritor, Inc.*	16,078	214,641
Autoliv, Inc.*	60,000	3,091,800
China Automotive Systems, Inc.*	1,001	23,133
Cooper Tire & Rubber Co.	10,636	202,297
Dana Holding Corp.*	24,320	288,922
Dorman Products, Inc.*	1,950	37,030
Drew Industries, Inc.*	18,210	400,984
Exide Technologies, Inc.*	8,500	48,875
Fuel Systems Solutions, Inc.*	2,220	70,951
Gentex Corp.	137,250	2,665,395
Hawk Corp., Class A*	900	17,550
Modine Manufacturing Co.*	8,000	89,920
Raser Technologies, Inc.*	8,980	8,980
Spartan Motors, Inc.	5,800	32,480
Standard Motor Products, Inc.	3,300	32,736
Stoneridge, Inc.*	2,570	25,417
Superior Industries International, Inc.	4,170	67,054
Tenneco, Inc.*	10,190	240,994
Wonder Auto Technology, Inc.*	2,780	29,412

		7,720,608

Automobiles (1.4%)
Thor Industries, Inc.	145,000	4,380,450
Winnebago Industries, Inc.*	65,710	960,023

		5,340,473

Distributors (0.0%)
Audiovox Corp., Class A*	3,090	24,040
Core-Mark Holding Co., Inc.*	1,730	52,956

		76,996

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	3,369	156,995
Bridgepoint Education, Inc.*	2,400	58,992
Capella Education Co.*	2,630	244,169
ChinaCast Education Corp.*	5,200	38,012
Coinstar, Inc.*	5,015	162,988
Corinthian Colleges, Inc.*	13,566	238,626
CPI Corp.	1,000	13,860
Grand Canyon Education, Inc.*	2,980	77,897
Jackson Hewitt Tax Service, Inc.*	2,690	5,380
K12, Inc.*	3,890	86,397
Learning Tree International, Inc.*	1,490	20,964
Lincoln Educational Services Corp.*	1,530	38,709
Mac-Gray Corp.	1,900	21,451
Matthews International Corp., Class A	5,300	188,150
Nobel Learning Communities, Inc.*	1,000	7,840
Pre-Paid Legal Services, Inc.*	1,380	52,233
Princeton Review, Inc.*	2,610	9,109
Regis Corp.	86,610	1,617,875
Sotheby’s, Inc.	11,930	370,904
Steiner Leisure Ltd.*	2,650	117,448
Stewart Enterprises, Inc., Class A	14,510	90,687
Universal Technical Institute, Inc.*	3,650	83,293

		3,701,979

Hotels, Restaurants & Leisure (1.2%)
AFC Enterprises, Inc.*	4,510	48,392
Ambassadors Group, Inc.	3,360	37,128
Ameristar Casinos, Inc.	4,540	82,719
Bally Technologies, Inc.*	9,311	377,468
Benihana, Inc., Class A*	2,700	$17,550
BJ’s Restaurants, Inc.*	3,809	88,750
Bluegreen Corp.*	2,440	7,979
Bob Evans Farms, Inc.	5,440	168,150
Buffalo Wild Wings, Inc.*	3,000	144,330
California Pizza Kitchen, Inc.*	3,955	66,404
Caribou Coffee Co., Inc.*	1,000	6,620
Carrols Restaurant Group, Inc.*	1,800	12,240
CEC Entertainment, Inc.*	3,950	150,456
Cheesecake Factory, Inc.*	10,166	275,092
Churchill Downs, Inc.	1,680	63,000
CKE Restaurants, Inc.	9,220	102,065
Cracker Barrel Old Country Store, Inc.	3,790	175,780
Denny’s Corp.*	17,150	65,856
DineEquity, Inc.*	3,110	122,938
Domino’s Pizza, Inc.*	6,870	93,707
Dover Downs Gaming & Entertainment, Inc.	2,560	10,138
Einstein Noah Restaurant Group, Inc.*	770	9,356
Frisch’s Restaurants, Inc.	300	6,630
Gaylord Entertainment Co.*	6,860	200,929
Great Wolf Resorts, Inc.*	4,730	15,041
Interval Leisure Group, Inc.*	7,300	106,288
Isle of Capri Casinos, Inc.*	2,820	21,940
Jack in the Box, Inc.*	9,660	227,493
Krispy Kreme Doughnuts, Inc.*	10,470	42,089
Lakes Entertainment, Inc.*	4,000	9,200
Landry’s Restaurants, Inc.*	1,580	28,314
Life Time Fitness, Inc.*	6,990	196,419
Luby’s, Inc.*	3,580	14,105
Marcus Corp.	3,590	46,634
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,500	25,175
Monarch Casino & Resort, Inc.*	1,540	13,152
Morgans Hotel Group Co.*	4,150	26,602
Multimedia Games, Inc.*	5,200	20,280
O’Charleys, Inc.*	3,240	28,966
Orient-Express Hotels Ltd., Class A*	15,500	219,790
P.F. Chang’s China Bistro, Inc.*	3,933	173,563
Papa John’s International, Inc.*	3,920	100,783
Peet’s Coffee & Tea, Inc.*	1,780	70,577
Pinnacle Entertainment, Inc.*	10,710	104,315
Red Lion Hotels Corp.*	2,100	15,162
Red Robin Gourmet Burgers, Inc.*	2,355	57,556
Ruby Tuesday, Inc.*	10,930	115,530
Ruth’s Hospitality Group, Inc.*	3,900	20,670
Shuffle Master, Inc.*	9,550	78,215
Sonic Corp.*	10,603	117,163
Speedway Motorsports, Inc.	2,380	37,152
Steak n Shake Co.*	208	79,304
Texas Roadhouse, Inc.*	8,950	124,316
Town Sports International Holdings, Inc.*	2,940	11,495
Universal Travel Group*	2,200	21,802
Vail Resorts, Inc.*	5,060	202,855
Youbet.com, Inc.*	5,249	15,432

		4,721,055

Household Durables (2.3%)
American Greetings Corp., Class A	6,880	143,379
Bassett Furniture Industries, Inc.*	1,000	5,640
Beazer Homes USA, Inc.*	10,456	47,470
Blyth, Inc.	1,090	34,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Brookfield Homes Corp.*	1,740	$15,208
Cavco Industries, Inc.*	1,130	38,578
CSS Industries, Inc.	1,380	27,738
D.R. Horton, Inc.	98,000	1,234,800
Ethan Allen Interiors, Inc.	33,906	699,481
Furniture Brands International, Inc.*	7,500	48,225
Helen of Troy Ltd.*	5,181	135,017
Hooker Furniture Corp.	75,744	1,217,964
Hovnanian Enterprises, Inc., Class A*	9,080	39,498
iRobot Corp.*	3,320	50,331
La-Z-Boy, Inc.*	97,360	1,220,894
M.D.C. Holdings, Inc.	38,550	1,334,216
M/I Homes, Inc.*	62,630	917,529
Meritage Homes Corp.*	5,790	121,590
National Presto Industries, Inc.	890	105,830
NIVS IntelliMedia Technology Group, Inc.*	1,000	3,840
Ryland Group, Inc.	7,156	160,581
Sealy Corp.*	8,080	28,280
Skyline Corp.	1,190	22,134
Standard Pacific Corp.*	19,110	86,377
Stanley Furniture Co., Inc.*	1,700	17,272
Tempur-Pedic International, Inc.*	13,086	394,674
Tupperware Brands Corp.	10,766	519,137
Universal Electronics, Inc.*	2,460	54,956

		8,724,701

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	4,690	11,772
Blue Nile, Inc.*	2,150	118,293
Drugstore.Com, Inc.*	15,270	54,514
Gaiam, Inc., Class A	3,230	26,809
HSN, Inc.*	7,000	206,080
NutriSystem, Inc.	5,290	94,215
Orbitz Worldwide, Inc.*	6,380	45,361
Overstock.com, Inc.*	2,800	45,500
PetMed Express, Inc.	3,647	80,854
Shutterfly, Inc.*	3,911	94,216
U.S. Auto Parts Network, Inc.*	1,400	10,528
Vitacost.com, Inc.*	1,500	18,075

		806,217

Leisure Equipment & Products (0.6%)
Brunswick Corp.	75,630	1,207,811
Callaway Golf Co.	10,410	91,816
Eastman Kodak Co.*	47,938	277,561
JAKKS Pacific, Inc.*	5,400	70,470
Leapfrog Enterprises, Inc.*	5,100	33,405
Marine Products Corp.*	1,760	10,560
Polaris Industries, Inc.	5,350	273,706
Pool Corp.	8,640	195,610
RC2 Corp.*	3,520	52,695
Smith & Wesson Holding Corp.*	11,053	41,780
Sport Supply Group, Inc.	1,500	20,160
Steinway Musical Instruments, Inc.*	1,210	22,784
Sturm Ruger & Co., Inc.	4,000	47,960

		2,346,318

Media (0.6%)
Arbitron, Inc.	4,914	131,007
Ascent Media Corp., Class A*	2,500	68,125
Belo Corp., Class A	15,820	107,892
Carmike Cinemas, Inc.*	1,800	24,966
Cinemark Holdings, Inc.	5,610	102,887
CKX, Inc.*	10,704	65,616
Crown Media Holdings, Inc., Class A*	1,900	3,648
Dolan Media Co.*	5,200	$56,524
EW Scripps Co., Class A*	4,519	38,186
Fisher Communications, Inc.*	1,000	14,100
Global Sources Ltd.*	2,840	18,488
Harte-Hanks, Inc.	6,510	83,719
Journal Communications, Inc., Class A*	7,390	31,038
Knology, Inc.*	5,020	67,469
LIN TV Corp., Class A*	4,800	27,600
Live Nation Entertainment, Inc.*	24,675	357,787
LodgeNet Interactive Corp.*	3,500	24,395
Martha Stewart Living Omnimedia, Inc., Class A*	5,660	31,583
Mediacom Communications Corp., Class A*	7,050	41,947
National CineMedia, Inc.	7,470	128,932
Outdoor Channel Holdings, Inc.*	2,600	17,134
Playboy Enterprises, Inc., Class B*	5,210	19,069
PRIMEDIA, Inc.	4,390	15,102
RCN Corp.*	6,560	98,925
Reading International, Inc., Class A*	3,600	15,372
Rentrak Corp.*	1,800	38,790
Scholastic Corp.	3,940	110,320
Sinclair Broadcast Group, Inc., Class A*	8,530	43,332
Valassis Communications, Inc.*	8,610	239,616
Value Line, Inc.	240	5,542
World Wrestling Entertainment, Inc., Class A	3,402	58,855

		2,087,966

Multiline Retail (2.0%)
99 Cents Only Stores*	7,750	126,325
Dillard’s, Inc., Class A	8,681	204,872
Fred’s, Inc., Class A	151,690	1,817,246
J.C. Penney Co., Inc.	119,000	3,828,230
Retail Ventures, Inc.*	4,410	41,939
Saks, Inc.*	124,205	1,068,163
Tuesday Morning Corp.*	55,850	368,051

		7,454,826

Specialty Retail (4.7%)
America’s Car-Mart, Inc.*	1,770	42,692
AnnTaylor Stores Corp.*	10,000	207,000
Asbury Automotive Group, Inc.*	5,490	73,017
bebe Stores, Inc.	4,020	35,778
Big 5 Sporting Goods Corp.	3,820	58,140
Books-A-Million, Inc.	1,600	11,584
Borders Group, Inc.*	5,328	9,164
Brown Shoe Co., Inc.	97,910	1,515,647
Buckle, Inc.	4,370	160,641
Build-A-Bear Workshop, Inc.*	2,900	20,648
Cabela’s, Inc.*	6,700	117,183
Cato Corp., Class A	10,090	216,330
Charming Shoppes, Inc.*	20,580	112,367
Children’s Place Retail Stores, Inc.*	3,687	164,256
Christopher & Banks Corp.	185,470	1,483,760
Citi Trends, Inc.*	2,580	83,695
Coldwater Creek, Inc.*	10,140	70,372
Collective Brands, Inc.*	11,240	255,598
Conn’s, Inc.*	1,193	9,341
Destination Maternity Corp.*	1,000	25,660
Dress Barn, Inc.*	10,660	278,866
DSW, Inc., Class A*	2,360	60,251
Finish Line, Inc., Class A	7,570	123,542
Genesco, Inc.*	4,160	129,002

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Group 1 Automotive, Inc.*	112,460	$3,582,976
Gymboree Corp.*	17,740	915,916
Haverty Furniture Cos., Inc.	3,088	50,396
hhgregg, Inc.*	2,000	50,480
Hibbett Sports, Inc.*	4,730	120,993
HOT Topic, Inc.*	6,780	44,070
J. Crew Group, Inc.*	8,658	397,402
Jo-Ann Stores, Inc.*	4,520	189,750
JoS. A. Bank Clothiers, Inc.*	3,373	184,334
Kirkland’s, Inc.*	1,900	39,900
Lithia Motors, Inc., Class A*	4,300	27,520
Lumber Liquidators Holdings, Inc.*	2,740	73,076
Men’s Wearhouse, Inc.	125,176	2,996,713
Midas, Inc.*	2,460	27,749
Monro Muffler Brake, Inc.	2,757	98,590
New York & Co., Inc.*	4,100	19,639
OfficeMax, Inc.*	13,400	220,028
Pacific Sunwear of California, Inc.*	11,760	62,446
PEP Boys-Manny, Moe & Jack	8,880	89,244
Pier 1 Imports, Inc.*	105,492	671,984
Rent-A-Center, Inc.*	11,670	275,996
REX Stores Corp.*	1,290	20,898
Rue21, Inc.*	1,000	34,670
Sally Beauty Holdings, Inc.*	16,780	149,678
Shoe Carnival, Inc.*	1,550	35,433
Sonic Automotive, Inc., Class A*	5,877	64,647
Stage Stores, Inc.	6,820	104,960
Stein Mart, Inc.*	4,460	40,274
Syms Corp.*	1,140	11,354
Systemax, Inc.	1,820	39,567
Talbots, Inc.*	4,270	55,339
Tractor Supply Co.	6,340	368,037
Ulta Salon Cosmetics & Fragrance, Inc.*	4,840	109,481
Vitamin Shoppe, Inc.*	1,300	29,185
West Marine, Inc.*	106,750	1,158,237
Wet Seal, Inc., Class A*	16,880	80,349
Zale Corp.*	1,979	5,422
Zumiez, Inc.*	3,490	71,510

		17,782,777

Textiles, Apparel & Luxury Goods (1.7%)
American Apparel, Inc.*	5,840	17,695
Carter’s, Inc.*	9,720	293,058
Cherokee, Inc.	1,320	23,760
Columbia Sportswear Co.	1,970	103,484
Crocs, Inc.*	14,950	131,111
Deckers Outdoor Corp.*	2,240	309,120
Fossil, Inc.*	8,190	309,091
Fuqi International, Inc.*	2,410	26,269
G-III Apparel Group Ltd.*	2,336	64,380
Iconix Brand Group, Inc.*	12,380	190,157
Jones Apparel Group, Inc	15,314	291,272
Kenneth Cole Productions, Inc., Class A*	1,570	20,112
K-Swiss, Inc., Class A*	4,630	48,430
Liz Claiborne, Inc.*	17,300	128,539
Lululemon Athletica, Inc.*	7,230	300,045
Maidenform Brands, Inc.*	3,140	68,609
Movado Group, Inc.*	2,760	31,133
Oxford Industries, Inc.	2,491	50,642
Perry Ellis International, Inc.*	1,392	31,529
Quiksilver, Inc.*	22,900	108,317
Skechers U.S.A., Inc., Class A*	5,615	203,937
Steven Madden Ltd.*	2,890	141,032
Timberland Co., Class A*	30,190	644,255
True Religion Apparel, Inc.*	4,635	$140,718
Under Armour, Inc., Class A*	5,880	172,931
Unifi, Inc.*	7,960	28,974
UniFirst Corp.	2,460	126,690
Volcom, Inc.*	3,220	62,854
Warnaco Group, Inc.*	46,215	2,204,918
Weyco Group, Inc.	1,250	29,400
Wolverine World Wide, Inc.	8,530	248,735

		6,551,197

Total Consumer Discretionary		67,315,113

Consumer Staples (2.0%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	1,380	72,119
Coca-Cola Bottling Co. Consolidated	710	41,649
Heckmann Corp.*	14,800	85,840
National Beverage Corp.	1,880	20,905

		220,513

Food & Staples Retailing (0.9%)
Andersons, Inc.	3,370	112,828
Arden Group, Inc., Class A	200	21,256
Casey’s General Stores, Inc.	67,425	2,117,145
Diedrich Coffee, Inc.*	500	17,400
Great Atlantic & Pacific Tea Co., Inc.*	6,460	49,548
Ingles Markets, Inc., Class A	2,290	34,419
Nash Finch Co.	2,320	78,068
Pantry, Inc.*	3,610	45,089
Pricesmart, Inc.	2,720	63,240
Ruddick Corp.	7,630	241,413
Spartan Stores, Inc.	3,880	55,950
Susser Holdings Corp.*	1,340	11,323
United Natural Foods, Inc.*	7,650	215,194
Village Super Market, Inc., Class A	1,110	31,113
Weis Markets, Inc.	2,000	72,720
Winn-Dixie Stores, Inc.*	9,680	120,903

		3,287,609

Food Products (0.7%)
AgFeed Industries, Inc.*	5,280	23,179
Alico, Inc.	620	15,655
American Dairy, Inc.*	1,557	29,817
American Italian Pasta Co., Class A*	3,891	151,243
B&G Foods, Inc., Class A	7,557	79,197
Calavo Growers, Inc.	1,830	33,379
Cal-Maine Foods, Inc.	2,270	76,930
Chiquita Brands International, Inc.*	7,474	117,566
Darling International, Inc.*	14,980	134,221
Diamond Foods, Inc.	3,610	151,764
Dole Food Co., Inc.*	5,700	67,545
Farmer Bros Co.	1,190	22,301
Fresh Del Monte Produce, Inc.*	7,310	148,028
Griffin Land & Nurseries, Inc.	580	16,849
Hain Celestial Group, Inc.*	7,627	132,328
Harbinger Group, Inc.*	1,700	11,509
HQ Sustainable Maritime Industries, Inc.*	1,770	10,620
Imperial Sugar Co.	2,460	38,155
J&J Snack Foods Corp.	2,450	106,502
Lancaster Colony Corp.	3,290	193,978
Lance, Inc.	4,970	114,956
Lifeway Foods, Inc.*	830	9,852
Omega Protein Corp.*	3,310	19,033
Overhill Farms, Inc.*	3,200	18,656
Sanderson Farms, Inc.	3,450	184,955
Seneca Foods Corp., Class A*	1,400	40,768
Smart Balance, Inc.*	12,042	78,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Synutra International, Inc.*	3,418	$77,281
Tootsie Roll Industries, Inc.	4,398	118,881
TreeHouse Foods, Inc.*	5,874	257,692
Zhongpin, Inc.*	4,706	59,766

		2,540,638

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	1,273	12,705
Central Garden & Pet Co., Class A*	11,070	101,401
Oil-Dri Corp. of America	1,100	21,263
Orchids Paper Products Co.*	800	13,160
WD-40 Co.	2,850	93,565

		242,094

Personal Products (0.2%)
American Oriental Bioengineering, Inc.*	12,160	49,613
China Sky One Medical, Inc.*	2,070	32,520
China-Biotics, Inc.*	1,500	26,865
Elizabeth Arden, Inc.*	4,600	82,800
Female Health Co.	3,300	23,661
Inter Parfums, Inc.	2,480	36,754
Mannatech, Inc.	2,750	9,185
Medifast, Inc.*	2,028	50,964
Nu Skin Enterprises, Inc., Class A	8,760	254,916
Nutraceutical International Corp.*	1,800	26,892
Prestige Brands Holdings, Inc.*	5,870	52,830
Revlon, Inc., Class A*	3,700	54,945
Schiff Nutrition International, Inc.	1,735	14,192
USANA Health Sciences, Inc.*	1,160	36,435

		752,572

Tobacco (0.1%)
Alliance One International, Inc.*	14,650	74,569
Star Scientific, Inc.*	11,928	30,416
Universal Corp.	4,430	233,417
Vector Group Ltd.	7,045	108,704

		447,106

Total Consumer Staples		7,490,532

Energy (7.7%)
Energy Equipment & Services (5.5%)
Allis-Chalmers Energy, Inc.*	9,240	32,710
Atwood Oceanics, Inc.*	51,850	1,795,566
Basic Energy Services, Inc.*	3,740	28,835
Bolt Technology Corp.*	1,530	17,304
Boots & Coots, Inc.*	15,600	37,908
Bristow Group, Inc.*	65,340	2,465,278
Bronco Drilling Co., Inc.*	3,410	16,027
Cal Dive International, Inc.*	7,800	57,174
CARBO Ceramics, Inc.	6,128	382,020
Complete Production Services, Inc.*	10,640	122,892
Dawson Geophysical Co.*	1,622	47,427
Dril-Quip, Inc.*	5,200	316,368
ENGlobal Corp.*	3,010	8,338
Geokinetics, Inc.*	956	6,893
Global Industries Ltd.*	243,450	1,562,949
Gulf Island Fabrication, Inc.	2,140	46,545
Gulfmark Offshore, Inc., Class A*	4,190	111,244
Helix Energy Solutions Group, Inc.*	110,700	1,442,421
Hercules Offshore, Inc.*	21,442	92,415
Hornbeck Offshore Services, Inc.*	4,210	78,180
ION Geophysical Corp.*	19,742	97,131
Key Energy Services, Inc.*	21,800	208,190
Lufkin Industries, Inc.	2,560	202,624
Matrix Service Co.*	4,690	50,464
Natural Gas Services Group, Inc.*	2,200	34,914
Newpark Resources, Inc.*	15,860	$83,265
Oil States International, Inc.*	43,900	1,990,426
OYO Geospace Corp.*	720	34,423
Parker Drilling Co.*	21,260	104,812
PHI, Inc.*	2,410	51,044
Pioneer Drilling Co.*	7,580	53,363
Rowan Cos., Inc.*	149,000	4,337,390
RPC, Inc.	5,070	56,429
Sulphco, Inc.*	9,950	2,885
Superior Well Services, Inc.*	2,920	39,070
T-3 Energy Services, Inc.*	2,200	54,032
TETRA Technologies, Inc.*	13,300	162,526
TGC Industries, Inc.*	2,800	11,312
Tidewater, Inc.	38,500	1,819,895
Union Drilling, Inc.*	1,860	11,458
Unit Corp.*	63,150	2,669,982
Vantage Drilling Co.*	9,900	14,652
Willbros Group, Inc.*	7,340	88,153

		20,846,934

Oil, Gas & Consumable Fuels (2.2%)
Alon USA Energy, Inc.	1,280	9,280
Apco Oil and Gas International, Inc.	1,580	42,755
Approach Resources, Inc.*	2,440	22,155
Arch Coal, Inc.	16,800	383,880
Arena Resources, Inc.*	6,980	233,132
Atlas Energy, Inc.*	11,900	370,328
ATP Oil & Gas Corp.*	7,261	136,579
Berry Petroleum Co., Class A	8,690	244,710
Bill Barrett Corp.*	6,737	206,893
BPZ Resources, Inc.*	15,960	117,306
Brigham Exploration Co.*	17,150	273,542
Carrizo Oil & Gas, Inc.*	4,780	109,701
Cheniere Energy, Inc.*	11,716	36,202
Clayton Williams Energy, Inc.*	1,050	36,729
Clean Energy Fuels Corp.*	5,928	135,040
Cloud Peak Energy, Inc.*	5,000	83,200
Contango Oil & Gas Co.*	2,080	106,392
CREDO Petroleum Corp.*	1,100	10,879
Crosstex Energy, Inc.*	6,890	59,874
Cubic Energy, Inc.*	3,900	4,134
CVR Energy, Inc.*	4,020	35,175
Delek U.S. Holdings, Inc.	2,230	16,234
Delta Petroleum Corp.*	32,810	46,262
DHT Holdings, Inc.	7,490	29,361
Endeavour International Corp.*	20,680	26,264
Evergreen Energy, Inc.*	20,930	3,767
FX Energy, Inc.*	7,460	25,588
General Maritime Corp.	9,410	67,658
GeoResources, Inc.*	1,270	19,393
GMX Resources, Inc.*	5,910	48,580
Golar LNG Ltd.*	6,160	72,072
Goodrich Petroleum Corp.*	3,849	60,198
Gran Tierra Energy, Inc.*	35,840	211,456
Green Plains Renewable Energy, Inc.*	2,000	28,540
Gulfport Energy Corp.*	4,690	52,716
Harvest Natural Resources, Inc.*	5,850	44,050
International Coal Group, Inc.*	19,539	89,293
Isramco, Inc.*	200	13,110
James River Coal Co.*	4,435	70,517
Knightsbridge Tankers Ltd.	2,550	43,197
McMoRan Exploration Co.*	13,884	203,123
Nordic American Tanker Shipping Ltd.	7,971	241,282
Northern Oil and Gas, Inc.*	5,890	93,356
Oilsands Quest, Inc.*	34,620	25,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Overseas Shipholding Group, Inc.	29,000	$1,137,670
Panhandle Oil and Gas, Inc., Class A	1,280	30,246
Patriot Coal Corp.*	12,891	263,750
Penn Virginia Corp.	7,830	191,835
Petroleum Development Corp.*	3,676	85,173
PetroQuest Energy, Inc.*	9,920	49,898
PrimeEnergy Corp.*	60	1,616
Rex Energy Corp.*	4,920	56,039
Rosetta Resources, Inc.*	9,380	220,899
Ship Finance International Ltd.	8,030	142,613
Stone Energy Corp.*	7,634	135,503
Swift Energy Co.*	6,823	209,739
Syntroleum Corp.*	12,300	26,076
Teekay Corp.	47,869	1,088,541
Teekay Tankers Ltd., Class A	1,119	14,066
Toreador Resources Corp.*	4,220	34,520
Uranerz Energy Corp.*	9,500	17,670
Uranium Energy Corp.*	9,000	28,980
USEC, Inc.*	20,340	117,362
VAALCO Energy, Inc.*	10,450	51,623
Venoco, Inc.*	3,190	40,928
W&T Offshore, Inc.	6,300	52,920
Warren Resources, Inc.*	10,680	26,914
Western Refining, Inc.*	7,749	42,620
Westmoreland Coal Co.*	1,680	21,202
World Fuel Services Corp.	10,100	269,064
Zion Oil & Gas, Inc.*	2,337	14,466

		8,561,427

Total Energy		29,408,361

Financials (16.5%)
Capital Markets (1.2%)
Allied Capital Corp.*	32,466	161,356
American Capital Ltd.*	50,157	254,798
Apollo Investment Corp.	30,450	387,629
Ares Capital Corp.	22,570	334,939
Artio Global Investors, Inc.	4,600	113,804
BGC Partners, Inc., Class A	8,860	54,135
BlackRock Kelso Capital Corp.	2,250	22,410
Broadpoint Gleacher Securities, Inc.*	8,570	34,280
Calamos Asset Management, Inc., Class A	3,470	49,760
Capital Southwest Corp.	530	48,166
Cohen & Steers, Inc.	3,030	75,629
Cowen Group, Inc., Class A*	2,900	16,414
Diamond Hill Investment Group, Inc.	390	26,754
Duff & Phelps Corp., Class A	3,060	51,224
E*TRADE Financial Corp.*	276,000	455,400
Epoch Holding Corp.	1,920	21,677
Evercore Partners, Inc., Class A	2,410	72,300
FBR Capital Markets Corp.*	2,730	12,422
Fifth Street Finance Corp.	6,130	71,169
GAMCO Investors, Inc., Class A	1,340	60,970
GFI Group, Inc.	11,560	66,817
Gladstone Capital Corp.	3,660	43,188
Gladstone Investment Corp.	3,890	23,262
Harris & Harris Group, Inc.*	5,760	26,554
Hercules Technology Growth Capital, Inc.	5,880	62,269
International Assets Holding Corp.*	2,271	33,997
JMP Group, Inc.	2,900	24,650
KBW, Inc.*	6,210	167,049
Knight Capital Group, Inc., Class A*	15,657	238,769
Kohlberg Capital Corp.	3,070	17,376
LaBranche & Co., Inc.*	7,155	37,635
Main Street Capital Corp.	1,400	$21,854
MCG Capital Corp.*	12,600	65,646
MF Global Holdings Ltd.*	17,734	143,113
MVC Capital, Inc.	3,860	52,380
NGP Capital Resources Co.	3,840	32,717
Oppenheimer Holdings, Inc., Class A	1,800	45,918
optionsXpress Holdings, Inc.*	7,570	123,315
PennantPark Investment Corp.	3,740	38,746
Penson Worldwide, Inc.*	3,670	36,957
Piper Jaffray Cos., Inc.*	3,540	142,662
Prospect Capital Corp.	11,791	143,261
Pzena Investment Management, Inc., Class A*	1,100	8,393
Riskmetrics Group, Inc.*	3,760	85,014
Safeguard Scientifics, Inc.*	3,611	46,943
Sanders Morris Harris Group, Inc.	3,400	21,046
Solar Capital Ltd.	893	18,878
Stifel Financial Corp.*	5,220	280,575
SWS Group, Inc.	4,350	50,155
Thomas Weisel Partners Group, Inc.*	3,540	13,877
TICC Capital Corp.	4,400	28,996
TradeStation Group, Inc.*	5,830	40,868
Triangle Capital Corp.	1,500	21,060
U.S. Global Investors, Inc., Class A	2,710	26,802
Virtus Investment Partners, Inc.*	1,010	21,048
Westwood Holdings Group, Inc.	940	34,592

		4,611,618

Commercial Banks (3.4%)
1st Source Corp.	2,620	45,981
Alliance Financial Corp./New York	700	20,636
American National Bankshares, Inc.	1,300	26,195
Ameris Bancorp	2,495	22,530
Ames National Corp.	1,140	22,857
Arrow Financial Corp.	1,648	44,315
Auburn National Bancorp., Inc.	500	10,325
BancFirst Corp.	1,100	46,101
Banco Latinoamericano de Comercio Exterior S.A.	4,930	70,795
Bancorp Rhode Island, Inc.	600	16,410
Bancorp, Inc./Delaware*	2,701	24,039
Bank of Kentucky Financial Corp.	700	13,958
Bank of Marin Bancorp/California	900	29,772
Bank of the Ozarks, Inc.	2,554	89,875
Banner Corp.	2,770	10,637
Bar Harbor Bankshares	500	15,250
Boston Private Financial Holdings, Inc.	12,690	93,525
Bridge Bancorp, Inc.	1,100	25,740
Bryn Mawr Bank Corp.	1,200	21,780
Camden National Corp.	1,350	43,348
Cape Bancorp, Inc.*	1,900	15,333
Capital City Bank Group, Inc.	2,070	29,497
Cardinal Financial Corp.	4,960	52,973
Cathay General Bancorp	13,905	161,993
Center Bancorp, Inc.	2,019	16,778
Centerstate Banks, Inc.	2,720	33,320
Central Pacific Financial Corp.*	4,980	8,366
Century Bancorp, Inc./Massachusetts, Class A	800	15,360
Chemical Financial Corp.	62,720	1,481,446
Chicopee Bancorp, Inc.*	1,400	17,780
Citizens & Northern Corp.	1,577	19,791
Citizens Holding Co.	700	17,276
Citizens Republic Bancorp, Inc.*	63,743	75,217
City Holding Co.	2,820	96,698

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CNB Financial Corp./Pennsylvania	1,400	$21,616
CoBiz Financial, Inc.	4,200	26,166
Columbia Banking System, Inc.	4,620	93,832
Community Bank System, Inc.	5,820	132,580
Community Trust Bancorp, Inc.	2,710	73,414
CVB Financial Corp.	15,780	156,695
Danvers Bancorp, Inc.	3,580	49,511
Eagle Bancorp, Inc.*	2,000	23,700
East West Bancorp, Inc.	19,442	338,680
Enterprise Bancorp, Inc./Massachusetts	1,100	13,431
Enterprise Financial Services Corp.	1,940	21,456
F.N.B. Corp./Pennsylvania	19,420	157,496
Farmers Capital Bank Corp.	1,100	9,427
Financial Institutions, Inc.	1,970	28,801
First Bancorp, Inc./Maine	1,510	24,069
First Bancorp/North Carolina	2,500	33,800
First BanCorp/Puerto Rico	12,200	29,402
First Busey Corp.	6,985	30,874
First California Financial Group, Inc.*	1,300	3,432
First Commonwealth Financial Corp.	15,010	100,717
First Community Bancshares, Inc./Virginia	2,080	25,730
First Financial Bancorp	9,780	173,986
First Financial Bankshares, Inc.	3,710	191,251
First Financial Corp./Indiana	2,070	59,947
First Merchants Corp.	3,760	26,170
First Midwest Bancorp, Inc./Illinois	12,907	174,890
First of Long Island Corp.	1,100	26,510
First South Bancorp, Inc./North Carolina	1,410	17,625
FirstMerit Corp.	15,342	330,927
German American Bancorp, Inc.	1,900	28,747
Glacier Bancorp, Inc.	12,753	194,228
Great Southern Bancorp, Inc.	1,700	38,148
Guaranty Bancorp*	9,380	14,914
Hampton Roads Bankshares, Inc.	3,600	5,616
Hancock Holding Co.	5,184	216,743
Harleysville National Corp.	7,680	51,456
Heartland Financial USA, Inc.	2,280	36,412
Heritage Financial Corp./Washington*	1,100	16,599
Home Bancorp, Inc.*	1,800	25,200
Home Bancshares, Inc./Arkansas	2,720	71,917
IBERIABANK Corp.	4,723	283,427
Independent Bank Corp./Massachusetts	3,680	90,749
International Bancshares Corp.	9,470	217,715
Investors Bancorp, Inc.*	8,000	105,600
Lakeland Bancorp, Inc.	3,550	31,418
Lakeland Financial Corp.	2,340	44,577
MainSource Financial Group, Inc.	3,560	23,959
MB Financial, Inc.	8,834	199,030
Merchants Bancshares, Inc.	800	17,368
Metro Bancorp, Inc.*	1,210	16,662
Midsouth Bancorp, Inc.	1,000	16,500
Nara Bancorp, Inc.*	6,330	55,451
National Bankshares, Inc./Virginia	1,400	38,150
National Penn Bancshares, Inc.	23,350	161,115
NBT Bancorp, Inc.	6,100	139,385
Northfield Bancorp, Inc./New Jersey	3,430	49,666
Northrim BanCorp, Inc.	1,300	22,204
Norwood Financial Corp.	400	10,800
Ohio Valley Banc Corp.	700	15,078
Old National Bancorp/Indiana	16,070	192,037
Old Point Financial Corp.	500	7,380
Old Second Bancorp, Inc.	2,420	$15,948
OmniAmerican Bancorp, Inc.*	1,924	22,184
Oriental Financial Group, Inc.	5,319	71,807
Orrstown Financial Services, Inc.	900	22,833
Pacific Capital Bancorp N.A.*	6,410	11,602
Pacific Continental Corp.	2,610	27,405
PacWest Bancorp	4,390	100,180
Park National Corp.	1,930	120,258
Peapack Gladstone Financial Corp.	1,522	23,911
Penns Woods Bancorp, Inc.	800	26,840
Peoples Bancorp, Inc./Ohio	15,960	263,021
Peoples Financial Corp./Mississippi	600	8,982
Pinnacle Financial Partners, Inc.*	6,270	94,740
Porter Bancorp, Inc.	735	9,629
Premierwest Bancorp*	13,551	6,098
PrivateBancorp, Inc.	9,700	132,890
Prosperity Bancshares, Inc.	8,310	340,710
Renasant Corp.	3,770	60,999
Republic Bancorp, Inc./Kentucky, Class A	1,610	30,332
Republic First Bancorp, Inc.*	1,600	6,192
S&T Bancorp, Inc.	4,190	87,571
Sandy Spring Bancorp, Inc.	3,760	56,400
Santander BanCorp*	750	9,202
SCBT Financial Corp.	2,070	76,673
Shore Bancshares, Inc.	1,480	21,090
Sierra Bancorp	1,310	16,886
Signature Bank/New York*	7,173	265,760
Simmons First National Corp., Class A	2,640	72,785
Smithtown Bancorp, Inc.	2,830	11,688
South Financial Group, Inc.	29,663	20,506
Southside Bancshares, Inc.	2,237	48,252
Southwest Bancorp, Inc./Oklahoma	2,530	20,923
State Bancorp, Inc./New York	2,500	19,675
StellarOne Corp.	4,060	54,282
Sterling Bancorp/New York	3,689	37,074
Sterling Bancshares, Inc./Texas	16,561	92,410
Sterling Financial Corp./Washington*	9,320	5,312
Suffolk Bancorp	1,760	54,050
Sun Bancorp, Inc./New Jersey*	2,419	9,531
Susquehanna Bancshares, Inc.	22,897	224,620
SVB Financial Group*	7,387	344,677
SY Bancorp, Inc.	1,950	44,362
Texas Capital Bancshares, Inc.*	6,520	123,815
Tompkins Financial Corp.	1,661	60,593
Tower Bancorp, Inc.	600	16,062
TowneBank/Virginia	3,740	52,210
Trico Bancshares	2,410	47,959
Trustmark Corp.	10,910	266,531
UMB Financial Corp.	5,820	236,292
Umpqua Holdings Corp.	16,180	214,547
Union First Market Bankshares Corp.	3,938	59,464
United Bankshares, Inc.	6,840	179,345
United Community Banks, Inc./Georgia*	15,614	68,858
United Security Bancshares, Inc./Alabama	1,000	14,970
Univest Corp. of Pennsylvania	2,570	48,033
Washington Banking Co.	2,100	26,439
Washington Trust Bancorp, Inc.	2,490	46,414
Webster Financial Corp.	12,300	215,127
WesBanco, Inc.	3,910	63,577
West Bancorp, Inc.	2,950	19,411
Westamerica Bancorp	5,279	304,334
Western Alliance Bancorp*	8,980	51,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Wilber Corp.	1,300	$8,515
Wilshire Bancorp, Inc.	3,340	36,840
Wintrust Financial Corp.	5,061	188,320
Yadkin Valley Financial Corp.	2,860	12,298

		12,921,623

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	7,530	43,825
Cardtronics, Inc.*	2,260	28,408
Cash America International, Inc.	5,380	212,403
CompuCredit Holdings Corp.	2,900	14,964
Credit Acceptance Corp.*	1,040	42,890
Dollar Financial Corp.*	4,170	100,330
EZCORP, Inc., Class A*	7,850	161,710
First Cash Financial Services, Inc.*	3,990	86,064
First Marblehead Corp.*	11,050	31,382
Nelnet, Inc., Class A	3,670	68,115
QC Holdings, Inc.	1,000	5,170
Rewards Network, Inc.	1,033	13,842
World Acceptance Corp.*	3,027	109,214

		918,317

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	2,660	16,785
California First National Bancorp	200	2,670
Compass Diversified Holdings	4,130	63,024
Encore Capital Group, Inc.*	2,410	39,644
Life Partners Holdings, Inc.	990	21,948
MarketAxess Holdings, Inc.	5,650	88,874
Medallion Financial Corp.	2,590	20,616
NewStar Financial, Inc.*	4,190	26,732
PHH Corp.*	9,201	216,868
PICO Holdings, Inc.*	3,800	141,322
Portfolio Recovery Associates, Inc.*	2,880	158,026
Primus Guaranty Ltd.*	3,740	15,708
Resource America, Inc., Class A	1,790	8,592

		820,809

Insurance (7.2%)
Ambac Financial Group, Inc.*	57,030	31,754
American Equity Investment Life Holding Co.	9,660	102,879
American National Insurance Co.	12,350	1,402,219
American Physicians Capital, Inc.	1,660	53,037
American Physicians Service Group, Inc.	1,100	27,500
American Safety Insurance Holdings Ltd.*	1,540	25,549
AMERISAFE, Inc.*	3,800	62,206
Amtrust Financial Services, Inc.	3,970	55,382
Argo Group International Holdings Ltd.	5,330	173,705
Arthur J. Gallagher & Co.	39,300	964,815
Aspen Insurance Holdings Ltd.	80,950	2,334,598
Assured Guaranty Ltd.	21,600	474,552
Baldwin & Lyons, Inc., Class B	1,500	36,135
Citizens, Inc./Texas*	5,700	39,387
CNA Surety Corp.*	2,910	51,769
Conseco, Inc.*	43,300	269,326
Crawford & Co., Class B*	4,180	17,013
Delphi Financial Group, Inc., Class A	7,830	197,003
Donegal Group, Inc., Class A	2,030	29,455
Eastern Insurance Holdings, Inc.	1,600	16,224
eHealth, Inc.*	4,420	69,615
EMC Insurance Group, Inc.	910	20,493
Employers Holdings, Inc.	8,290	123,106
Enstar Group, Ltd.*	1,232	$85,205
Erie Indemnity Co., Class A	35,050	1,511,707
FBL Financial Group, Inc., Class A	2,250	55,080
First Acceptance Corp.*	3,000	6,120
First Mercury Financial Corp.	2,440	31,793
Flagstone Reinsurance Holdings Ltd.	7,270	83,314
FPIC Insurance Group, Inc.*	1,530	41,478
Greenlight Capital Reinsurance Ltd., Class A*	5,000	133,400
Hallmark Financial Services*	1,520	13,680
Harleysville Group, Inc.	2,470	83,387
Hilltop Holdings, Inc.*	6,790	79,782
Horace Mann Educators Corp.	7,120	107,227
Independence Holding Co.	1,150	10,914
Infinity Property & Casualty Corp.	2,400	109,056
Kansas City Life Insurance Co.	790	24,948
Maiden Holdings Ltd.	8,830	65,254
Max Capital Group Ltd.	7,990	183,690
Meadowbrook Insurance Group, Inc.	10,660	84,214
Mercer Insurance Group, Inc.	900	16,200
Montpelier Reinsurance Holdings Ltd.	113,346	1,905,346
National Financial Partners Corp.*	7,040	99,264
National Interstate Corp.	1,070	22,160
National Western Life Insurance Co., Class A	400	73,740
Navigators Group, Inc.*	2,180	85,739
NYMAGIC, Inc.	770	16,347
Old Republic International Corp.	257,000	3,258,760
Phoenix Cos., Inc.*	20,700	50,094
Platinum Underwriters Holdings Ltd.	8,696	322,448
PMA Capital Corp., Class A*	5,510	33,831
Presidential Life Corp.	3,760	37,487
ProAssurance Corp.*	5,800	339,532
Protective Life Corp.	188,000	4,134,120
RLI Corp.	24,940	1,422,079
Safety Insurance Group, Inc.	2,140	80,614
SeaBright Insurance Holdings, Inc.	3,300	36,333
Selective Insurance Group, Inc.	9,450	156,870
StanCorp Financial Group, Inc.	28,650	1,364,599
State Auto Financial Corp.	2,460	44,157
Stewart Information Services Corp.	3,400	46,920
Tower Group, Inc.	94,734	2,100,253
United America Indemnity Ltd., Class A*	6,210	59,430
United Fire & Casualty Co.	3,950	71,060
Universal Insurance Holdings, Inc.	3,400	17,204
Validus Holdings Ltd.	72,222	1,988,272
Zenith National Insurance Corp.	6,752	258,737

		27,329,567

Real Estate Investment Trusts (REITs) (3.0%)
Acadia Realty Trust (REIT)	7,579	135,361
Agree Realty Corp. (REIT)	1,350	30,861
Alexander’s, Inc. (REIT)*	350	104,695
American Campus Communities, Inc. (REIT)	9,548	264,098
American Capital Agency Corp. (REIT)	2,503	64,077
Anworth Mortgage Asset Corp. (REIT)	20,620	138,979
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,300	23,413
Ashford Hospitality Trust, Inc. (REIT)*	9,110	65,319
Associated Estates Realty Corp. (REIT)	2,830	39,026

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
BioMed Realty Trust, Inc. (REIT)	17,927	$296,513
CapLease, Inc. (REIT)	7,950	44,122
Capstead Mortgage Corp. (REIT)	11,690	139,812
CBL & Associates Properties, Inc. (REIT)	24,851	340,459
Cedar Shopping Centers, Inc. (REIT)	6,920	54,737
Chesapeake Lodging Trust (REIT)*	1,553	30,237
Cogdell Spencer, Inc. (REIT)	4,680	34,632
Colonial Properties Trust (REIT)	11,380	146,574
Colony Financial, Inc. (REIT)	2,100	42,000
Cousins Properties, Inc. (REIT)	12,431	103,298
CreXus Investment Corp. (REIT)	1,900	25,403
Cypress Sharpridge Investments, Inc. (REIT)	2,800	37,464
DCT Industrial Trust, Inc. (REIT)	35,778	187,119
Developers Diversified Realty Corp. (REIT)	36,642	445,933
DiamondRock Hospitality Co. (REIT)*	22,887	231,388
DuPont Fabros Technology, Inc. (REIT)	4,930	106,439
Dynex Capital, Inc. (REIT)	1,800	16,200
EastGroup Properties, Inc. (REIT)	4,770	180,020
Education Realty Trust, Inc. (REIT)	8,850	50,799
Entertainment Properties Trust (REIT)	7,212	296,629
Equity Lifestyle Properties, Inc. (REIT)	4,636	249,788
Equity One, Inc. (REIT)	5,593	105,652
Extra Space Storage, Inc. (REIT)	15,126	191,798
FelCor Lodging Trust, Inc. (REIT)*	11,490	65,493
First Industrial Realty Trust, Inc. (REIT)*	8,410	65,262
First Potomac Realty Trust (REIT)	5,986	89,970
Franklin Street Properties Corp. (REIT)	11,270	162,626
Getty Realty Corp. (REIT)	3,030	70,902
Gladstone Commercial Corp. (REIT)	1,700	24,565
Glimcher Realty Trust (REIT)	12,353	62,630
Government Properties Income Trust (REIT)	2,600	67,626
Gramercy Capital Corp./New York (REIT)*	7,640	21,316
Hatteras Financial Corp. (REIT)	6,780	174,721
Healthcare Realty Trust, Inc. (REIT)	10,871	253,186
Hersha Hospitality Trust (REIT)	19,825	102,693
Highwoods Properties, Inc. (REIT)	12,403	393,547
Home Properties, Inc. (REIT)	6,158	288,194
Inland Real Estate Corp. (REIT)	12,110	110,806
Invesco Mortgage Capital, Inc. (REIT)	2,600	59,800
Investors Real Estate Trust (REIT)	12,120	109,322
iStar Financial, Inc. (REIT)*	18,169	83,396
Kilroy Realty Corp. (REIT)	7,926	244,438
Kite Realty Group Trust (REIT)	6,960	32,921
LaSalle Hotel Properties (REIT)	11,330	263,989
Lexington Realty Trust (REIT)	16,137	105,052
LTC Properties, Inc. (REIT)	4,476	121,121
Medical Properties Trust, Inc. (REIT)	14,370	150,598
MFA Financial, Inc. (REIT)	50,881	374,484
Mid-America Apartment Communities, Inc. (REIT)	4,942	255,946
Mission West Properties, Inc. (REIT)	2,840	19,539
Monmouth Real Estate Investment Corp. (REIT), Class A	3,540	29,771
National Health Investors, Inc. (REIT)	4,590	$177,908
National Retail Properties, Inc. (REIT)	14,492	330,852
NorthStar Realty Finance Corp. (REIT)	10,630	44,752
Omega Healthcare Investors, Inc. (REIT)	15,428	300,692
Parkway Properties, Inc./Maryland (REIT)	3,830	71,927
Pebblebrook Hotel Trust (REIT)*	3,528	74,194
Pennsylvania Real Estate Investment Trust (REIT)	6,360	79,309
Pennymac Mortgage Investment Trust (REIT)*	2,500	41,525
Post Properties, Inc. (REIT)	8,830	194,437
Potlatch Corp. (REIT)	7,278	255,021
PS Business Parks, Inc. (REIT)	3,050	162,870
RAIT Financial Trust (REIT)*	10,049	19,897
Ramco-Gershenson Properties Trust (REIT)	4,010	45,153
Redwood Trust, Inc. (REIT)	14,010	216,034
Resource Capital Corp. (REIT)	6,610	44,684
Saul Centers, Inc. (REIT)	1,090	45,126
Sovran Self Storage, Inc. (REIT)	5,139	179,145
Strategic Hotels & Resorts, Inc. (REIT)*	14,909	63,363
Sun Communities, Inc. (REIT)	2,980	75,096
Sunstone Hotel Investors, Inc. (REIT)*	17,690	197,597
Tanger Factory Outlet Centers (REIT)	7,358	317,571
Terreno Realty Corp. (REIT)*	1,714	33,817
Transcontinental Realty Investors, Inc.*	100	1,252
UMH Properties, Inc. (REIT)	2,000	16,340
Universal Health Realty Income Trust (REIT)	2,080	73,507
Urstadt Biddle Properties, Inc. (REIT), Class A	3,640	57,548
U-Store-It Trust (REIT)	15,100	108,720
Walter Investment Management Corp. (REIT)	4,700	75,200
Washington Real Estate Investment Trust (REIT)	10,573	323,005
Winthrop Realty Trust (REIT)	2,545	30,642

		11,683,943

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	700	7,525
Avatar Holdings, Inc.*	1,080	23,479
China Housing & Land Development, Inc.*	4,600	17,480
Consolidated-Tomoka Land Co.	960	30,250
Forestar Group, Inc.*	6,380	120,454
Tejon Ranch Co.*	1,940	59,209

		258,397

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	3,880	30,652
Astoria Financial Corp.	14,800	214,600
Bank Mutual Corp.	8,440	54,860
BankFinancial Corp.	3,540	32,462
Beneficial Mutual Bancorp, Inc.*	5,780	54,794
Berkshire Hills Bancorp, Inc.	2,400	43,992
Brookline Bancorp, Inc.	11,236	119,551

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Brooklyn Federal Bancorp, Inc.	590	$4,956
Cheviot Financial Corp.	800	7,376
Clifton Savings Bancorp, Inc.	1,640	15,203
Dime Community Bancshares, Inc.	5,030	63,529
Doral Financial Corp.*	960	4,137
ESB Financial Corp.	1,500	19,335
ESSA Bancorp, Inc.	2,720	34,109
First Defiance Financial Corp.	1,300	13,156
First Financial Holdings, Inc.	2,360	35,542
First Financial Northwest, Inc.	3,570	24,383
First Financial Service Corp.	600	5,250
Flagstar Bancorp, Inc.*	19,728	11,837
Flushing Financial Corp.	4,690	59,375
Fox Chase Bancorp, Inc.*	970	10,486
Heritage Financial Group	300	3,624
Home Federal Bancorp, Inc./Idaho	3,240	47,012
Kearny Financial Corp.	3,100	32,333
Kentucky First Federal Bancorp	900	9,441
K-Fed Bancorp	1,000	8,920
Legacy Bancorp., Inc./Massachusetts	1,600	15,184
Meridian Interstate Bancorp, Inc.*	1,710	17,784
MGIC Investment Corp.*	22,472	246,518
NASB Financial, Inc.	590	13,641
NewAlliance Bancshares, Inc.	19,300	243,566
Northeast Community Bancorp, Inc.	900	6,471
Northwest Bancshares, Inc.	6,727	78,975
OceanFirst Financial Corp.	2,360	26,810
Ocwen Financial Corp.*	9,555	105,965
Oritani Financial Corp.	1,620	26,033
PMI Group, Inc.*	11,505	62,357
Provident Financial Services, Inc.	10,720	127,568
Provident New York Bancorp	5,750	54,510
Prudential Bancorp, Inc. of Pennsylvania	1,000	8,440
Radian Group, Inc.	13,947	218,131
Rockville Financial, Inc.	1,440	17,554
Roma Financial Corp.	1,520	19,061
Territorial Bancorp, Inc.	2,000	38,060
Tree.com, Inc.*	1,400	12,810
TrustCo Bank Corp. NY/New York	332,590	2,052,080
United Financial Bancorp, Inc.	2,830	39,563
ViewPoint Financial Group	1,840	29,826
Waterstone Financial, Inc.*	1,210	4,380
Westfield Financial, Inc.	5,530	50,821
WSFS Financial Corp.	1,090	42,510

		4,519,533

Total Financials		63,063,807

Health Care (9.3%)
Biotechnology (1.9%)
Acorda Therapeutics, Inc.*	6,740	230,508
Affymax, Inc.*	2,860	67,010
Alkermes, Inc.*	16,860	218,674
Allos Therapeutics, Inc.*	13,580	100,899
Alnylam Pharmaceuticals, Inc.*	6,480	110,290
AMAG Pharmaceuticals, Inc.*	3,570	124,629
Amicus Therapeutics, Inc.*	2,550	8,135
Arena Pharmaceuticals, Inc.*	17,720	54,932
ARIAD Pharmaceuticals, Inc.*	20,421	69,431
ArQule, Inc.*	7,110	40,954
Array BioPharma, Inc.*	8,470	23,208
AVI BioPharma, Inc.*	15,200	18,088
BioCryst Pharmaceuticals, Inc.*	4,300	28,251
Biospecifics Technologies Corp.*	600	16,650
Cardium Therapeutics, Inc.*	8,200	3,612
Celera Corp.*	14,460	$102,666
Cell Therapeutics, Inc.*	100,000	54,070
Celldex Therapeutics, Inc.*	5,366	32,947
Cepheid, Inc.*	10,400	181,792
Chelsea Therapeutics International, Inc.*	4,700	16,685
Clinical Data, Inc.*	2,060	39,964
Cubist Pharmaceuticals, Inc.*	10,521	237,143
Curis, Inc.*	11,018	33,825
Cytokinetics, Inc.*	6,640	21,248
Cytori Therapeutics, Inc.*	5,840	26,630
Dyax Corp.*	11,640	39,692
Emergent Biosolutions, Inc.*	2,720	45,669
Enzon Pharmaceuticals, Inc.*	9,699	98,736
Exelixis, Inc.*	19,070	115,755
Facet Biotech Corp.*	4,130	111,469
Genomic Health, Inc.*	2,440	42,920
Geron Corp.*	15,944	90,562
GTx, Inc.*	3,230	10,788
Halozyme Therapeutics, Inc.*	11,400	91,086
Hemispherx Biopharma, Inc.*	19,200	14,208
Human Genome Sciences, Inc.*	32,201	972,470
Idenix Pharmaceuticals, Inc.*	4,450	12,549
Idera Pharmaceuticals, Inc.*	3,820	23,722
Immunogen, Inc.*	9,560	77,340
Immunomedics, Inc.*	11,480	38,114
Incyte Corp.*	15,651	218,488
Infinity Pharmaceuticals, Inc.*	3,600	21,960
Insmed, Inc.*	21,800	25,724
InterMune, Inc.*	7,660	341,406
Isis Pharmaceuticals, Inc.*	16,610	181,381
Lexicon Pharmaceuticals, Inc.*	24,537	36,315
Ligand Pharmaceuticals, Inc., Class B*	19,830	34,703
MannKind Corp.*	9,690	63,566
Martek Biosciences Corp.*	5,490	123,580
Maxygen, Inc.*	4,360	28,645
Medivation, Inc.*	5,050	52,975
Metabolix, Inc.*	3,445	41,960
Micromet, Inc.*	11,125	89,890
Molecular Insight Pharmaceuticals, Inc.*	3,010	3,943
Momenta Pharmaceuticals, Inc.*	7,280	108,982
Myriad Pharmaceuticals, Inc.*	5,205	23,527
Nabi Biopharmaceuticals*	9,666	52,873
Nanosphere, Inc.*	1,810	8,670
Neurocrine Biosciences, Inc.*	7,020	17,901
NeurogesX, Inc.*	2,200	20,680
Novavax, Inc.*	13,510	31,208
NPS Pharmaceuticals, Inc.*	8,500	42,840
Omeros Corp.*	400	2,816
OncoGenex Pharmaceutical, Inc.*	900	18,477
Onyx Pharmaceuticals, Inc.*	11,080	335,502
Opko Health, Inc.*	8,420	16,672
Orexigen Therapeutics, Inc.*	4,110	24,208
Osiris Therapeutics, Inc.*	2,940	21,756
OXiGENE, Inc.*	5,900	7,257
PDL BioPharma, Inc.	19,526	121,256
Pharmasset, Inc.*	3,653	97,900
Poniard Pharmaceuticals, Inc.*	4,600	5,290
Progenics Pharmaceuticals, Inc.*	4,780	25,477
Protalix BioTherapeutics, Inc.*	5,800	38,048
Regeneron Pharmaceuticals, Inc.*	11,230	297,483
Repligen Corp.*	5,380	21,843
Rigel Pharmaceuticals, Inc.*	8,600	68,542
Sangamo BioSciences, Inc.*	7,810	42,330

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Savient Pharmaceuticals, Inc.*	12,162	$175,741
Sciclone Pharmaceuticals, Inc.*	7,400	26,122
Seattle Genetics, Inc.*	14,330	171,100
SIGA Technologies, Inc.*	4,600	30,498
Spectrum Pharmaceuticals, Inc.*	8,792	40,531
StemCells, Inc.*	23,500	27,260
Synta Pharmaceuticals Corp.*	2,940	12,671
Theravance, Inc.*	11,763	156,683
Vanda Pharmaceuticals, Inc.*	4,166	48,076
Vical, Inc.*	9,100	30,576
ZymoGenetics, Inc.*	7,300	41,829

		7,124,482

Health Care Equipment & Supplies (3.2%)
Abaxis, Inc.*	3,720	101,147
ABIOMED, Inc.*	5,480	56,608
Accuray, Inc.*	7,380	44,944
AGA Medical Holdings, Inc.*	2,000	32,500
Align Technology, Inc.*	10,370	200,556
Alphatec Holdings, Inc.*	4,866	30,996
American Medical Systems Holdings, Inc.*	13,170	244,699
Analogic Corp.	2,340	99,988
AngioDynamics, Inc.*	4,320	67,478
Atrion Corp.	260	37,190
ATS Medical, Inc.*	9,200	23,920
Bovie Medical Corp.*	3,300	20,625
Cantel Medical Corp.	2,580	51,213
Cardiac Science Corp.*	3,370	6,302
Cardiovascular Systems, Inc.*	1,900	10,089
Conceptus, Inc.*	5,730	114,371
CONMED Corp.*	5,180	123,336
CryoLife, Inc.*	4,300	27,821
Cutera, Inc.*	2,200	22,814
Cyberonics, Inc.*	5,030	96,375
Cynosure, Inc., Class A*	1,670	18,771
Delcath Systems, Inc.*	4,982	40,354
DexCom, Inc.*	8,556	83,250
Electro-Optical Sciences, Inc.*	4,200	31,164
Endologix, Inc.*	8,600	34,744
EnteroMedics, Inc.*	3,300	1,683
ev3, Inc.*	12,890	204,435
Exactech, Inc.*	1,420	29,777
Greatbatch, Inc.*	4,470	94,719
Haemonetics Corp.*	4,319	246,831
Hansen Medical, Inc.*	4,140	9,481
HeartWare International, Inc.*	1,100	48,917
ICU Medical, Inc.*	2,020	69,589
Immucor, Inc.*	12,270	274,725
Insulet Corp.*	5,890	88,880
Integra LifeSciences Holdings Corp.*	3,440	150,775
Invacare Corp.	4,980	132,169
IRIS International, Inc.*	3,160	32,264
Kensey Nash Corp.*	1,750	41,282
MAKO Surgical Corp.*	2,600	35,048
Masimo Corp.	9,020	239,481
Medical Action Industries, Inc.*	2,480	30,430
Meridian Bioscience, Inc.	6,920	140,960
Merit Medical Systems, Inc.*	4,810	73,353
Micrus Endovascular Corp.*	2,730	53,836
Natus Medical, Inc.*	4,880	77,641
Neogen Corp.*	3,735	93,749
NuVasive, Inc.*	6,656	300,851
NxStage Medical, Inc.*	4,130	47,288
OraSure Technologies, Inc.*	8,230	48,804
Orthofix International N.V.*	3,080	112,050
Orthovita, Inc.*	11,580	$49,331
Palomar Medical Technologies, Inc.*	3,190	34,643
Quidel Corp.*	5,064	73,631
Rochester Medical Corp.*	1,700	21,794
Rockwell Medical Technologies, Inc.*	2,300	13,294
RTI Biologics, Inc.*	9,330	40,399
Sirona Dental Systems, Inc.*	3,050	115,991
Somanetics Corp.*	1,770	33,878
SonoSite, Inc.*	2,809	90,197
Spectranetics Corp.*	5,640	38,972
Stereotaxis, Inc.*	4,620	23,146
STERIS Corp.	74,200	2,497,572
SurModics, Inc.*	2,670	55,910
Symmetry Medical, Inc.*	6,430	64,557
Synovis Life Technologies, Inc.*	2,520	39,136
Teleflex, Inc.	38,000	2,434,660
Thoratec Corp.*	9,619	321,756
TomoTherapy, Inc.*	7,190	24,518
TranS1, Inc.*	2,220	7,215
Utah Medical Products, Inc.	500	14,065
Vascular Solutions, Inc.*	3,200	28,768
Volcano Corp.*	8,610	208,018
West Pharmaceutical Services, Inc.	32,310	1,355,405
Wright Medical Group, Inc.*	6,166	109,570
Young Innovations, Inc.	1,100	30,976
Zoll Medical Corp.*	3,940	103,858

		12,131,533

Health Care Providers & Services (1.7%)
Air Methods Corp.*	2,102	71,468
Alliance HealthCare Services, Inc.*	4,470	25,121
Allied Healthcare International, Inc.*	7,300	19,856
Almost Family, Inc.*	1,410	53,143
Amedisys, Inc.*	4,659	257,270
America Service Group, Inc.	1,600	25,744
American Caresource Holding, Inc.*	2,400	4,248
American Dental Partners, Inc.*	2,600	33,930
AMERIGROUP Corp.*	8,986	298,695
AMN Healthcare Services, Inc.*	5,700	50,160
Amsurg Corp.*	5,500	118,745
Assisted Living Concepts, Inc., Class A*	1,840	60,426
Bio-Reference Labs, Inc.*	1,920	84,422
BioScrip, Inc.*	7,500	59,850
Capital Senior Living Corp.*	3,960	20,830
CardioNet, Inc.*	3,356	25,673
Catalyst Health Solutions, Inc.*	6,430	266,073
Centene Corp.*	8,096	194,628
Chemed Corp.	3,900	212,082
Chindex International, Inc.*	2,660	31,415
Clarient, Inc.*	5,900	15,458
Continuecare Corp.*	6,100	22,570
Corvel Corp.*	1,320	47,190
Cross Country Healthcare, Inc.*	5,470	55,302
Emergency Medical Services Corp., Class A*	5,000	282,750
Emeritus Corp.*	3,440	70,004
Ensign Group, Inc.	2,140	37,086
Genoptix, Inc.*	3,030	107,535
Gentiva Health Services, Inc.*	4,950	139,986
Hanger Orthopedic Group, Inc.*	4,360	79,265
Health Grades, Inc.*	3,900	24,804
HealthSouth Corp.*	16,190	302,753
Healthspring, Inc.*	8,720	153,472
Healthways, Inc.*	6,090	97,866
HMS Holdings Corp.*	4,342	221,399

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
inVentiv Health, Inc.*	6,020	$135,209
IPC The Hospitalist Co., Inc.*	2,940	103,223
Kindred Healthcare, Inc.*	6,580	118,769
Landauer, Inc.	1,710	111,526
LCA-Vision, Inc.*	2,600	21,632
LHC Group, Inc.*	2,540	85,166
Magellan Health Services, Inc.*	6,181	268,750
MedCath Corp.*	2,115	22,144
Metropolitan Health Networks, Inc.*	8,288	26,770
Molina Healthcare, Inc.*	2,667	67,128
MWI Veterinary Supply, Inc.*	1,990	80,396
National Healthcare Corp.	1,380	48,824
National Research Corp.	300	7,596
Nighthawk Radiology Holdings, Inc.*	3,820	12,148
NovaMed, Inc.*	3,200	10,880
Odyssey HealthCare, Inc.*	6,080	110,109
Owens & Minor, Inc.	7,502	348,018
PharMerica Corp.*	5,780	105,312
Providence Service Corp.*	2,130	32,355
PSS World Medical, Inc.*	10,001	235,124
Psychiatric Solutions, Inc.*	9,586	285,663
RadNet, Inc.*	4,890	15,550
RehabCare Group, Inc.*	4,037	110,089
Res-Care, Inc.*	4,460	53,475
Select Medical Holdings Corp.*	5,300	44,732
Skilled Healthcare Group, Inc., Class A*	2,960	18,263
Sun Healthcare Group, Inc.*	7,800	74,412
Sunrise Senior Living, Inc.*	7,980	40,858
Team Health Holdings, Inc.*	2,568	43,142
Triple-S Management Corp., Class B*	3,610	64,078
U.S. Physical Therapy, Inc.*	2,060	35,844
Universal American Corp.*	4,550	70,070
Virtual Radiologic Corp.*	1,140	12,540
WellCare Health Plans, Inc.*	7,393	220,311

		6,611,325

Health Care Technology (0.3%)
AMICAS, Inc.*	7,100	42,742
athenahealth, Inc.*	5,830	213,145
Computer Programs & Systems, Inc.	1,900	74,252
Eclipsys Corp.*	10,070	200,191
MedAssets, Inc.*	6,880	144,480
Medidata Solutions, Inc.*	1,200	18,240
MedQuist, Inc.	2,100	16,401
Merge Healthcare, Inc.*	4,400	9,108
Omnicell, Inc.*	5,490	77,025
Phase Forward, Inc.*	7,541	98,561
Quality Systems, Inc.	4,011	246,436
Transcend Services, Inc.*	1,100	17,875
Vital Images, Inc.*	2,550	41,233

		1,199,689

Life Sciences Tools & Services (1.5%)
Accelrys, Inc.*	4,690	28,890
Affymetrix, Inc.*	12,660	92,924
Albany Molecular Research, Inc.*	4,170	34,820
BioDelivery Sciences International, Inc.*	1,500	5,745
Bruker Corp.*	8,780	128,627
Cambrex Corp.*	5,140	20,817
Dionex Corp.*	3,110	232,566
Enzo Biochem, Inc.*	5,630	33,893
eResearchTechnology, Inc.*	7,620	52,654
Harvard Bioscience, Inc.*	5,000	19,350
Kendle International, Inc.*	2,928	51,181
Luminex Corp.*	7,600	$127,908
Mettler-Toledo International, Inc.*	19,700	2,151,240
PAREXEL International Corp.*	9,950	231,935
Pharmaceutical Product Development, Inc.	85,400	2,028,250
Sequenom, Inc.*	9,829	62,021
Varian, Inc.*	5,060	262,007

		5,564,828

Pharmaceuticals (0.7%)
Acura Pharmaceuticals, Inc.*	1,410	7,600
Adolor Corp.*	8,320	14,976
Akorn, Inc.*	10,030	15,346
Ardea Biosciences, Inc.*	2,480	45,285
ARYx Therapeutics, Inc.*	4,200	3,654
Auxilium Pharmaceuticals, Inc.*	8,180	254,889
AVANIR Pharmaceuticals, Inc., Class A*	12,100	28,072
Biodel, Inc.*	3,170	13,536
BioMimetic Therapeutics, Inc.*	2,177	28,628
BMP Sunstone Corp.*	6,320	31,979
Cadence Pharmaceuticals, Inc.*	4,420	40,355
Caraco Pharmaceutical Laboratories Ltd.*	1,890	11,321
Cornerstone Therapeutics, Inc.*	1,000	6,350
Cumberland Pharmaceuticals, Inc.*	1,300	13,689
Cypress Bioscience, Inc.*	6,770	33,173
Depomed, Inc.*	9,150	32,483
Discovery Laboratories, Inc.*	16,390	8,523
Durect Corp.*	14,390	43,314
Hi-Tech Pharmacal Co., Inc.*	1,248	27,631
Impax Laboratories, Inc.*	11,006	196,787
Inspire Pharmaceuticals, Inc.*	10,080	62,899
Ironwood Pharmaceuticals, Inc.*	3,220	43,534
ISTA Pharmaceuticals, Inc.*	6,500	26,455
Javelin Pharmaceuticals, Inc.*	8,470	10,926
KV Pharmaceutical Co., Class A*	5,680	9,997
Lannett Co., Inc.*	2,200	9,350
MAP Pharmaceuticals, Inc.*	1,380	21,928
Matrixx Initiatives, Inc.*	800	4,056
Medicines Co.*	9,420	73,853
Medicis Pharmaceutical Corp., Class A	9,983	251,172
MiddleBrook Pharmaceuticals, Inc.*	6,500	1,950
Nektar Therapeutics*	16,580	252,182
Obagi Medical Products, Inc.*	3,080	37,514
Optimer Pharmaceuticals, Inc.*	5,216	64,052
Pain Therapeutics, Inc.*	6,210	38,937
Par Pharmaceutical Cos., Inc.*	5,880	145,824
Pozen, Inc.*	4,720	45,218
Questcor Pharmaceuticals, Inc.*	9,158	75,370
Repros Therapeutics, Inc.*	2,000	1,350
Salix Pharmaceuticals Ltd.*	9,561	356,147
Santarus, Inc.*	8,800	47,344
Sucampo Pharmaceuticals, Inc., Class A*	1,720	6,140
SuperGen, Inc.*	11,600	37,120
ViroPharma, Inc.*	13,880	189,184
Vivus, Inc.*	14,712	128,289
XenoPort, Inc.*	5,050	46,763

		2,845,145

Total Health Care		35,477,002

Industrials (20.9%)
Aerospace & Defense (1.0%)
AAR Corp.*	6,820	169,272
Aerovironment, Inc.*	2,569	67,077

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
American Science & Engineering, Inc.	1,670	$125,116
Applied Signal Technology, Inc.	2,294	44,917
Argon ST, Inc.*	2,390	63,598
Ascent Solar Technologies, Inc.*	3,090	11,897
Astronics Corp.*	1,900	18,639
Ceradyne, Inc.*	34,980	793,696
Cubic Corp.	2,720	97,920
Curtiss-Wright Corp.	8,050	280,140
DigitalGlobe, Inc.*	2,600	72,670
Ducommun, Inc.	1,840	38,658
DynCorp International, Inc., Class A*	4,300	49,407
Esterline Technologies Corp.*	5,026	248,435
GenCorp, Inc.*	8,690	50,054
GeoEye, Inc.*	3,580	105,610
Global Defense Technology & Systems, Inc.*	500	6,700
HEICO Corp.	3,867	199,383
Herley Industries, Inc.*	2,270	33,278
Hexcel Corp.*	16,957	244,859
Ladish Co., Inc.*	2,800	56,448
LMI Aerospace, Inc.*	1,710	31,772
Moog, Inc., Class A*	7,870	278,755
Orbital Sciences Corp.*	9,940	188,960
Stanley, Inc.*	2,040	57,712
Taser International, Inc.*	11,550	67,683
Teledyne Technologies, Inc.*	6,541	269,947
Todd Shipyards Corp.	1,000	16,430
Triumph Group, Inc.	2,781	194,920

		3,883,953

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	10,200	34,374
Atlas Air Worldwide Holdings, Inc.*	3,740	198,407
Dynamex, Inc.*	1,510	25,972
Forward Air Corp.	5,210	137,023
Hub Group, Inc., Class A*	6,420	179,632
Pacer International, Inc.*	7,057	42,483

		617,891

Airlines (1.0%)
AirTran Holdings, Inc.*	22,267	113,116
Alaska Air Group, Inc.*	6,203	255,750
Allegiant Travel Co.*	2,528	146,270
Hawaiian Holdings, Inc.*	8,910	65,667
JetBlue Airways Corp.*	42,989	239,879
Republic Airways Holdings, Inc.*	5,028	29,766
SkyWest, Inc.	142,420	2,033,757
U.S. Airways Group, Inc.*	28,997	213,128
UAL Corp.*	29,541	577,526

		3,674,859

Building Products (2.6%)
AAON, Inc.	1,820	41,169
American Woodmark Corp.	63,360	1,228,550
Ameron International Corp.	1,490	93,706
Apogee Enterprises, Inc.	119,040	1,882,022
Builders FirstSource, Inc.*	7,285	22,948
Gibraltar Industries, Inc.*	104,340	1,315,727
Griffon Corp.*	7,500	93,450
Insteel Industries, Inc.	3,020	32,284
NCI Building Systems, Inc.*	3,036	33,518
Quanex Building Products Corp.	6,490	107,280
Simpson Manufacturing Co., Inc.	83,500	2,317,960
Trex Co., Inc.*	2,994	63,742
Universal Forest Products, Inc.	71,306	2,746,707

		9,979,063

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.	145,600	$3,086,720
ACCO Brands Corp.*	9,610	73,613
American Reprographics Co.*	6,490	58,215
Amrep Corp.*	200	2,906
APAC Customer Services, Inc.*	4,500	25,875
ATC Technology Corp.*	3,500	60,060
Bowne & Co., Inc.	6,317	70,498
Cenveo, Inc.*	9,030	78,200
Clean Harbors, Inc.*	3,720	206,683
Consolidated Graphics, Inc.*	1,846	76,443
Cornell Cos., Inc.*	1,950	35,704
Courier Corp.	1,830	30,213
Deluxe Corp.	9,140	177,499
EnergySolutions, Inc.	13,760	88,477
EnerNOC, Inc.*	2,290	67,967
Ennis, Inc.	4,500	73,215
Fuel Tech, Inc.*	3,330	26,707
G&K Services, Inc., Class A	3,280	84,886
GEO Group, Inc.*	8,830	175,011
Healthcare Services Group, Inc.	7,500	167,925
Heritage-Crystal Clean, Inc.*	300	3,390
Herman Miller, Inc.	9,810	177,169
HNI Corp.	8,030	213,839
Innerworkings, Inc.*	4,180	21,736
Interface, Inc., Class A	9,090	105,262
Kimball International, Inc., Class B	5,700	39,615
Knoll, Inc.	8,570	96,412
M&F Worldwide Corp.*	2,020	61,812
McGrath RentCorp	4,250	102,977
Metalico, Inc.*	4,842	29,004
Mine Safety Appliances Co.	56,750	1,586,730
Mobile Mini, Inc.*	6,460	100,065
Multi-Color Corp.	1,850	22,163
North American Galvanizing & Coatings, Inc.*	2,600	14,456
Perma-Fix Environmental Services*	9,100	20,384
Rollins, Inc.	8,000	173,440
Schawk, Inc.	2,640	47,863
Standard Parking Corp.*	1,260	20,689
Standard Register Co.	2,940	15,729
Steelcase, Inc., Class A	12,500	80,875
Sykes Enterprises, Inc.*	6,559	149,808
Team, Inc.*	3,240	53,752
Tetra Tech, Inc.*	10,550	243,072
U.S. Ecology, Inc.	3,420	55,062
United Stationers, Inc.*	4,220	248,347
Viad Corp.	3,670	75,418
Waste Services, Inc.*	3,140	31,055

		8,456,941

Construction & Engineering (0.8%)
Argan, Inc.*	1,200	15,600
Comfort Systems USA, Inc.	6,980	87,180
Dycom Industries, Inc.*	7,070	62,004
EMCOR Group, Inc.*	79,910	1,968,183
Furmanite Corp.*	6,480	33,631
Granite Construction, Inc.	5,692	172,012
Great Lakes Dredge & Dock Corp.	6,910	36,278
Insituform Technologies, Inc., Class A*	6,910	183,875
Integrated Electrical Services, Inc.*	1,360	7,684
Layne Christensen Co.*	3,480	92,951
MasTec, Inc.*	9,420	118,786
Michael Baker Corp.*	1,380	47,583
MYR Group, Inc.*	3,200	52,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Pipe Co.*	1,500	$32,775
Orion Marine Group, Inc.*	4,520	81,586
Pike Electric Corp.*	2,960	27,587
Primoris Services Corp.	1,600	12,384
Sterling Construction Co., Inc.*	2,510	39,457
Tutor Perini Corp.*	4,450	96,788

		3,168,536

Electrical Equipment (2.5%)
A. O. Smith Corp.	17,650	927,860
Acuity Brands, Inc.	7,497	316,448
Advanced Battery Technologies, Inc.*	8,570	33,423
American Superconductor Corp.*	7,540	217,906
AZZ, Inc.	2,100	71,085
Baldor Electric Co.	8,170	305,558
Belden, Inc.	8,310	228,193
Brady Corp., Class A	73,410	2,284,519
Broadwind Energy, Inc.*	5,900	26,373
Chase Corp.	1,000	12,620
China BAK Battery, Inc.*	6,750	16,267
Encore Wire Corp.	3,280	68,224
Ener1, Inc.*	8,280	39,164
Energy Conversion Devices, Inc.*	7,256	56,814
EnerSys*	7,156	176,467
Evergreen Solar, Inc.*	34,530	39,019
Franklin Electric Co., Inc.	36,250	1,087,138
FuelCell Energy, Inc.*	12,130	34,207
Fushi Copperweld, Inc.*	2,972	33,346
Generac Holdings, Inc.*	3,151	44,146
GrafTech International Ltd.*	21,230	290,214
GT Solar International, Inc.*	5,270	27,562
Harbin Electric, Inc.*	2,920	63,043
II-VI, Inc.*	4,390	148,558
LaBarge, Inc.*	2,110	23,316
LSI Industries, Inc.	3,300	22,506
Microvision, Inc.*	14,020	39,536
Orion Energy Systems, Inc.*	3,690	18,081
Polypore International, Inc.*	3,990	69,665
Powell Industries, Inc.*	11,600	377,348
PowerSecure International, Inc.*	3,040	23,955
Preformed Line Products Co.	360	13,734
Regal-Beloit Corp.	6,432	382,125
Roper Industries, Inc.	28,550	1,651,332
SatCon Technology Corp.*	10,300	25,029
Ultralife Corp.*	2,190	8,782
Valence Technology, Inc.*	9,200	7,820
Vicor Corp.*	3,410	47,092
Woodward Governor Co.	10,670	341,227

		9,599,702

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	60,200	2,293,620
Otter Tail Corp.	6,330	139,007
Raven Industries, Inc.	2,890	85,226
Seaboard Corp.	60	77,946
Standex International Corp.	2,160	55,663
Tredegar Corp.	5,200	88,816
United Capital Corp.*	330	7,828

		2,748,106

Machinery (7.4%)
3D Systems Corp.*	3,130	42,725
Actuant Corp., Class A	11,730	229,322
Alamo Group, Inc.	1,090	21,789
Albany International Corp., Class A	5,010	107,865
Altra Holdings, Inc.*	4,640	63,707
American Railcar Industries, Inc.	1,610	19,578
Ampco-Pittsburgh Corp.	1,470	$36,485
Astec Industries, Inc.*	40,140	1,162,454
Badger Meter, Inc.	2,450	94,350
Barnes Group, Inc.	8,500	165,325
Blount International, Inc.*	6,900	71,484
Briggs & Stratton Corp.	64,220	1,252,290
Cascade Corp.	1,610	51,858
Chart Industries, Inc.*	5,030	100,600
China Fire & Security Group, Inc.*	2,530	32,814
CIRCOR International, Inc.	23,320	774,457
CLARCOR, Inc.	9,140	315,239
CNH Global N.V.*	11,000	338,250
Colfax Corp.*	4,250	50,023
Columbus McKinnon Corp.*	3,360	53,323
Duoyuan Printing, Inc.*	800	8,640
Dynamic Materials Corp.	2,330	36,395
Eastern Co.	1,100	14,894
Energy Recovery, Inc.*	6,340	39,942
EnPro Industries, Inc.*	3,740	108,759
ESCO Technologies, Inc.	4,730	150,461
Federal Signal Corp.	8,730	78,657
Flow International Corp.*	6,610	19,896
Force Protection, Inc.*	13,276	79,922
FreightCar America, Inc.	2,370	57,259
Gardner Denver, Inc.	49,000	2,157,960
Gorman-Rupp Co.	2,590	65,890
Graco, Inc.	55,450	1,774,400
Graham Corp.	2,070	37,239
Greenbrier Cos., Inc.*	2,940	32,369
Hurco Cos., Inc.*	1,140	19,186
John Bean Technologies Corp.	5,100	89,454
Kadant, Inc.*	2,250	32,423
Kaydon Corp.	5,970	224,472
Kennametal, Inc.	109,500	3,079,140
K-Tron International, Inc.*	420	62,987
L.B. Foster Co., Class A*	1,790	51,713
Lincoln Electric Holdings, Inc.	43,250	2,349,772
Lindsay Corp.	1,978	81,909
Met-Pro Corp.	2,640	25,872
Middleby Corp.*	2,717	156,472
Miller Industries, Inc.	2,100	26,103
Mueller Industries, Inc.	82,240	2,203,210
Mueller Water Products, Inc., Class A	26,510	126,718
NACCO Industries, Inc., Class A	960	71,184
Nordson Corp.	50,940	3,459,845
Omega Flex, Inc.	540	5,670
PMFG, Inc.*	2,240	29,635
Portec Rail Products, Inc.	1,000	11,620
RBC Bearings, Inc.*	3,850	122,699
Robbins & Myers, Inc.	4,560	108,619
Sauer-Danfoss, Inc.*	2,000	26,560
SmartHeat, Inc.*	1,200	12,888
Sun Hydraulics Corp.	2,040	52,999
Tecumseh Products Co., Class A*	3,446	42,282
Tennant Co.	3,440	94,222
Timken Co.	16,550	496,666
Titan International, Inc.	5,420	47,317
Trimas Corp.*	2,550	16,549
Trinity Industries, Inc.	138,500	2,764,460
Twin Disc, Inc.	1,550	18,941
Wabash National Corp.*	153,900	1,078,839
Watts Water Technologies, Inc., Class A	47,200	1,466,032

		28,103,079

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.1%)
American Commercial Lines, Inc.*	1,585	$39,784
Eagle Bulk Shipping, Inc.*	9,772	51,889
Genco Shipping & Trading Ltd.*	4,650	98,162
Horizon Lines, Inc., Class A	5,350	29,104
International Shipholding Corp.	980	28,802
Ultrapetrol Bahamas Ltd.*	3,880	21,301

		269,042

Professional Services (0.7%)
Acacia Research Corp.- Acacia Technologies*	6,000	64,980
Administaff, Inc.	21,770	464,572
Advisory Board Co.*	2,790	87,885
Barrett Business Services, Inc.	1,200	16,272
CBIZ, Inc.*	7,880	51,772
CDI Corp.	2,150	31,519
COMSYS IT Partners, Inc.*	2,530	44,224
Corporate Executive Board Co.	5,700	151,563
CoStar Group, Inc.*	3,410	141,583
CRA International, Inc.*	1,720	39,422
Diamond Management & Technology Consultants, Inc.	3,900	30,615
Exponent, Inc.*	2,400	68,448
Franklin Covey Co.*	2,000	15,880
GP Strategies Corp.*	2,500	20,900
Heidrick & Struggles International, Inc.	3,200	89,696
Hill International, Inc.*	4,490	26,177
Huron Consulting Group, Inc.*	3,680	74,704
ICF International, Inc.*	1,660	41,234
Kelly Services, Inc., Class A*	4,630	77,136
Kforce, Inc.*	5,340	81,221
Korn/Ferry International*	7,400	130,610
Mistras Group, Inc.*	1,400	13,986
Navigant Consulting, Inc.*	9,385	113,840
Odyssey Marine Exploration, Inc.*	9,090	11,908
On Assignment, Inc.*	6,270	44,705
Resources Connection, Inc.*	7,435	142,529
School Specialty, Inc.*	3,380	76,760
SFN Group, Inc.*	9,250	74,093
Towers Watson & Co., Class A	7,410	351,975
TrueBlue, Inc.*	7,860	121,830
Volt Information Sciences, Inc.*	2,100	21,441
VSE Corp.	800	32,928

		2,756,408

Road & Rail (0.9%)
Amerco, Inc.*	1,560	84,692
Arkansas Best Corp.	4,158	124,241
Avis Budget Group, Inc.*	18,302	210,473
Celadon Group, Inc.*	3,950	55,063
Dollar Thrifty Automotive Group, Inc.*	4,840	155,509
Genesee & Wyoming, Inc., Class A*	54,290	1,852,375
Heartland Express, Inc.	8,760	144,540
Knight Transportation, Inc.	10,160	214,274
Marten Transport Ltd.*	2,760	54,400
Old Dominion Freight Line, Inc.*	5,160	172,292
Patriot Transportation Holding, Inc.*	180	15,206
RailAmerica, Inc.*	3,300	38,940
Saia, Inc.*	2,460	34,145
Universal Truckload Services, Inc.*	1,030	18,108
USA Truck, Inc.*	1,600	25,856
Werner Enterprises, Inc.	7,037	163,047
YRC Worldwide, Inc.*	184,867	$100,531

		3,463,692

Trading Companies & Distributors (0.8%)
Aceto Corp.	3,930	23,737
Aircastle Ltd.	8,370	79,264
Applied Industrial Technologies, Inc.	65,620	1,630,657
Beacon Roofing Supply, Inc.*	8,020	153,423
BlueLinx Holdings, Inc.*	1,600	6,096
DXP Enterprises, Inc.*	1,370	17,495
H&E Equipment Services, Inc.*	5,130	55,301
Houston Wire & Cable Co.	3,150	36,477
Interline Brands, Inc.*	5,760	110,246
Kaman Corp.	4,610	115,296
Lawson Products, Inc.	720	11,138
RSC Holdings, Inc.*	8,410	66,944
Rush Enterprises, Inc., Class A*	5,910	78,071
TAL International Group, Inc.	2,490	49,750
Textainer Group Holdings Ltd.	1,660	35,773
Titan Machinery, Inc.*	2,200	30,118
United Rentals, Inc.*	10,800	101,304
Watsco, Inc.	4,520	257,098
Willis Lease Finance Corp.*	700	11,046

		2,869,234

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,590	19,589

Total Industrials		79,610,095

Information Technology (10.3%)
Communications Equipment (1.4%)
3Com Corp.*	68,841	529,387
Acme Packet, Inc.*	7,130	137,466
ADC Telecommunications, Inc.*	16,300	119,153
ADTRAN, Inc.	9,310	245,319
Airvana, Inc.*	4,180	32,019
Anaren, Inc.*	3,133	44,614
Arris Group, Inc.*	21,068	253,027
Aruba Networks, Inc.*	10,778	147,228
Aviat Networks, Inc.*	9,760	64,709
Bel Fuse, Inc., Class B	1,880	37,882
BigBand Networks, Inc.*	5,800	20,474
Black Box Corp.	2,950	90,742
Blue Coat Systems, Inc.*	7,061	219,173
Cogo Group, Inc.*	4,140	28,939
Communications Systems, Inc.	900	11,637
Comtech Telecommunications Corp.*	4,676	149,585
DG FastChannel, Inc.*	3,834	122,496
Digi International, Inc.*	4,400	46,816
Emcore Corp.*	13,420	16,238
EMS Technologies, Inc.*	2,720	45,152
Emulex Corp.*	13,949	185,243
Extreme Networks, Inc.*	15,860	48,690
Globecomm Systems, Inc.*	3,720	28,607
Harmonic, Inc.*	17,430	109,983
Hughes Communications, Inc.*	1,560	43,446
Infinera Corp.*	14,710	125,329
InterDigital, Inc.*	7,700	214,522
Ixia*	5,250	48,668
KVH Industries, Inc.*	2,900	38,251
Loral Space & Communications, Inc.*	1,870	65,674
NETGEAR, Inc.*	6,270	163,647
Network Equipment Technologies, Inc.*	4,900	26,999
Oplink Communications, Inc.*	3,177	58,902
Opnext, Inc.*	4,750	11,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Palm, Inc.*	29,420	$110,619
Parkervision, Inc.*	5,160	8,772
PC-Tel, Inc.*	3,390	20,950
Plantronics, Inc.	8,640	270,259
Polycom, Inc.*	14,362	439,190
Powerwave Technologies, Inc.*	23,080	28,850
Riverbed Technology, Inc.*	9,863	280,109
SeaChange International, Inc.*	6,490	46,598
ShoreTel, Inc.*	7,600	50,236
Sonus Networks, Inc.*	36,850	96,179
Sycamore Networks, Inc.	3,412	68,615
Symmetricom, Inc.*	8,100	47,223
Tekelec*	11,128	202,084
UTStarcom, Inc.*	19,530	54,489
ViaSat, Inc.*	5,041	174,469

		5,429,869

Computers & Peripherals (0.5%)
3PAR, Inc.*	4,780	47,800
ActivIdentity Corp.*	7,600	21,584
Adaptec, Inc.*	23,770	77,728
Avid Technology, Inc.*	5,280	72,758
Compellent Technologies, Inc.*	3,268	57,353
Cray, Inc.*	5,850	34,808
Diebold, Inc.	11,450	363,652
Electronics for Imaging, Inc.*	8,480	98,622
Imation Corp.*	5,350	58,904
Immersion Corp.*	4,900	24,500
Intermec, Inc.*	11,110	157,540
Intevac, Inc.*	3,900	53,898
Isilon Systems, Inc.*	4,280	36,851
Netezza Corp.*	8,650	110,633
Novatel Wireless, Inc.*	4,420	29,747
Quantum Corp.*	36,100	94,943
Rimage Corp.*	1,590	22,991
Silicon Graphics International Corp.*	5,170	55,267
STEC, Inc.*	3,849	46,111
Stratasys, Inc.*	3,510	85,574
Super Micro Computer, Inc.*	4,050	69,984
Synaptics, Inc.*	5,734	158,316

		1,779,564

Electronic Equipment, Instruments & Components (2.2%)
Agilysys, Inc.	3,180	35,521
Anixter International, Inc.*	5,009	234,672
Benchmark Electronics, Inc.*	163,970	3,400,738
Brightpoint, Inc.*	8,411	63,335
Checkpoint Systems, Inc.*	6,900	152,628
China Security & Surveillance Technology, Inc.*	8,426	64,796
Cogent, Inc.*	6,840	69,768
Cognex Corp.	7,110	131,464
Coherent, Inc.*	3,600	115,056
Comverge, Inc.*	3,300	37,323
CPI International, Inc.*	1,350	17,901
CTS Corp.	5,960	56,143
Daktronics, Inc.	5,930	45,187
DDi Corp.*	3,100	17,577
DTS, Inc.*	3,080	104,843
Echelon Corp.*	5,820	52,205
Electro Rent Corp.	3,240	42,541
Electro Scientific Industries, Inc.*	4,930	63,153
FARO Technologies, Inc.*	2,920	75,190
ICx Technologies, Inc.*	2,080	14,498
Insight Enterprises, Inc.*	8,330	119,619
IPG Photonics Corp.*	3,980	58,904
L-1 Identity Solutions, Inc.*	13,230	$118,144
Littelfuse, Inc.*	3,920	148,999
Maxwell Technologies, Inc.*	4,000	49,560
Measurement Specialties, Inc.*	2,520	37,069
Mercury Computer Systems, Inc.*	4,040	55,429
Methode Electronics, Inc.	6,790	67,221
MTS Systems Corp.	3,020	87,671
Multi-Fineline Electronix, Inc.*	1,720	44,307
Newport Corp.*	6,430	80,375
OSI Systems, Inc.*	2,750	77,137
PAR Technology Corp.*	1,800	10,890
Park Electrochemical Corp.	3,630	104,326
PC Connection, Inc.*	1,670	10,354
PC Mall, Inc.*	1,930	9,766
Plexus Corp.*	7,020	252,931
Power-One, Inc.*	14,817	62,528
RadiSys Corp.*	4,150	37,184
RAE Systems, Inc.*	9,100	7,416
Rofin-Sinar Technologies, Inc.*	73,350	1,659,177
Rogers Corp.*	2,750	79,777
Scansource, Inc.*	4,600	132,388
SMART Modular Technologies (WWH), Inc.*	6,550	50,500
Spectrum Control, Inc.*	2,100	24,549
SYNNEX Corp.*	3,050	90,158
Technitrol, Inc.	7,270	38,386
TTM Technologies, Inc.*	7,720	68,554
Universal Display Corp.*	5,050	59,438
X-Rite, Inc.*	6,000	18,180
Zygo Corp.*	2,670	24,644

		8,480,120

Internet Software & Services (0.9%)
Ancestry.com, Inc.*	925	15,679
Archipelago Learning, Inc.*	1,000	14,580
Art Technology Group, Inc.*	26,060	114,925
comScore, Inc.*	3,740	62,421
Constant Contact, Inc.*	4,350	101,007
DealerTrack Holdings, Inc.*	6,880	117,510
Dice Holdings, Inc.*	2,740	20,824
Digital River, Inc.*	6,416	194,405
DivX, Inc.*	6,220	44,535
EarthLink, Inc.	17,364	148,289
GSI Commerce, Inc.*	5,290	146,374
Imergent, Inc.	1,700	11,441
InfoSpace, Inc.*	6,220	68,731
Innodata Isogen, Inc.*	3,500	14,175
Internap Network Services Corp.*	9,060	50,736
Internet Brands, Inc., Class A*	5,160	47,575
Internet Capital Group, Inc.*	6,520	55,094
Ipass, Inc.*	8,300	9,545
j2 Global Communications, Inc.*	8,194	191,740
Keynote Systems, Inc.	2,220	25,286
Knot, Inc.*	5,310	41,524
Limelight Networks, Inc.*	5,040	18,446
Liquidity Services, Inc.*	2,580	29,773
LivePerson, Inc.*	8,000	61,360
LogMeIn, Inc.*	1,200	24,828
LoopNet, Inc.*	3,400	38,216
Marchex, Inc., Class B	3,520	17,987
MercadoLibre, Inc.*	4,570	220,320
ModusLink Global Solutions, Inc.*	8,220	69,295
Move, Inc.*	28,590	59,753
NIC, Inc.	8,770	69,020
OpenTable, Inc.*	500	19,065
Openwave Systems, Inc.*	16,900	38,870

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Perficient, Inc.*	5,100	$57,477
QuinStreet, Inc.*	1,640	27,896
Rackspace Hosting, Inc.*	11,630	217,830
RealNetworks, Inc.*	15,020	72,547
Saba Software, Inc.*	5,000	24,750
SAVVIS, Inc.*	6,580	108,570
Stamps.com, Inc.*	2,130	21,513
support.com, Inc.*	8,270	27,043
Switch & Data Facilities Co., Inc.*	3,910	69,442
TechTarget, Inc.*	2,110	11,035
Terremark Worldwide, Inc.*	9,730	68,207
Travelzoo, Inc.*	1,200	18,012
United Online, Inc.	14,690	109,881
ValueClick, Inc.*	15,140	153,520
Vocus, Inc.*	2,930	49,956
Web.com Group, Inc.*	4,880	26,596
Zix Corp.*	12,800	29,568

		3,257,172

IT Services (1.0%)
Acxiom Corp.*	12,320	221,021
CACI International, Inc., Class A*	5,178	252,945
Cass Information Systems, Inc.	1,470	45,791
China Information Security Technology, Inc.*	4,070	20,554
CIBER, Inc.*	11,150	41,701
Computer Task Group, Inc.*	2,400	17,400
CSG Systems International, Inc.*	6,270	131,419
Cybersource Corp.*	12,070	212,915
Dynamics Research Corp.*	1,400	15,778
Echo Global Logistics, Inc.*	431	5,564
eLoyalty Corp.*	1,400	7,882
Euronet Worldwide, Inc.*	8,710	160,525
ExlService Holdings, Inc.*	2,620	43,702
Forrester Research, Inc.*	2,790	83,895
Gartner, Inc.*	11,580	257,539
Global Cash Access Holdings, Inc.*	7,080	57,844
Hackett Group, Inc.*	7,290	20,266
Heartland Payment Systems, Inc.	6,900	128,340
iGATE Corp.	3,810	37,071
infoGROUP, Inc.*	5,770	45,006
Information Services Group, Inc.*	3,900	13,299
Integral Systems, Inc.*	3,810	36,690
Lionbridge Technologies, Inc.*	11,600	42,108
ManTech International Corp., Class A*	3,750	183,113
MAXIMUS, Inc.	3,050	185,837
MoneyGram International, Inc.*	16,000	60,960
NCI, Inc., Class A*	1,434	43,350
Ness Technologies, Inc.*	6,770	42,719
Online Resources Corp.*	4,580	18,457
RightNow Technologies, Inc.*	3,670	65,546
Sapient Corp.	15,460	141,304
SRA International, Inc., Class A*	7,430	154,470
StarTek, Inc.*	2,400	16,680
Syntel, Inc.	2,260	86,942
TeleTech Holdings, Inc.*	5,600	95,648
Tier Technologies, Inc., Class B*	2,900	23,084
TNS, Inc.*	4,350	97,005
Unisys Corp.*	7,569	264,083
VeriFone Holdings, Inc.*	12,840	259,496
Virtusa Corp.*	2,640	27,218
Wright Express Corp.*	6,650	200,298

		3,865,465

Semiconductors & Semiconductor Equipment (2.2%)
Actel Corp.*	4,630	$64,125
Advanced Analogic Technologies, Inc.*	7,530	26,280
Advanced Energy Industries, Inc.*	5,860	97,042
Amkor Technology, Inc.*	19,520	138,006
ANADIGICS, Inc.*	11,260	54,724
Applied Micro Circuits Corp.*	11,080	95,620
Atheros Communications, Inc.*	11,543	446,830
ATMI, Inc.*	5,650	109,101
Brooks Automation, Inc.*	11,540	101,783
Cabot Microelectronics Corp.*	4,230	160,021
Cavium Networks, Inc.*	6,729	167,283
CEVA, Inc.*	3,520	41,043
Cirrus Logic, Inc.*	12,334	103,482
Cohu, Inc.	126,340	1,739,702
Cymer, Inc.*	5,110	190,603
Diodes, Inc.*	5,880	131,712
DSP Group, Inc.*	4,110	34,236
Entegris, Inc.*	22,250	112,140
Entropic Communications, Inc.*	8,860	45,009
Exar Corp.*	6,480	45,684
FEI Co.*	6,720	153,955
FormFactor, Inc.*	8,710	154,690
GSI Technology, Inc.*	4,000	18,640
Hittite Microwave Corp.*	3,700	162,689
IXYS Corp.*	4,240	36,210
Kopin Corp.*	12,090	44,733
Kulicke & Soffa Industries, Inc.*	11,330	82,142
Lattice Semiconductor Corp.*	21,328	78,274
MEMSIC, Inc.*	3,400	10,846
Micrel, Inc.	8,140	86,772
Microsemi Corp.*	14,190	246,055
Microtune, Inc.*	9,270	25,307
MIPS Technologies, Inc.*	7,760	34,610
MKS Instruments, Inc.*	8,790	172,196
Monolithic Power Systems, Inc.*	5,880	131,124
Netlogic Microsystems, Inc.*	7,941	233,704
NVE Corp.*	990	44,847
OmniVision Technologies, Inc.*	23,289	400,105
Pericom Semiconductor Corp.*	4,770	51,087
Photronics, Inc.*	8,340	42,451
PLX Technology, Inc.*	5,960	31,409
Power Integrations, Inc.	3,936	162,163
RF Micro Devices, Inc.*	45,132	224,757
Rubicon Technology, Inc.*	2,250	45,450
Rudolph Technologies, Inc.*	5,420	46,449
Semtech Corp.*	10,126	176,496
Sigma Designs, Inc.*	5,320	62,404
Silicon Image, Inc.*	13,400	40,468
Silicon Storage Technology, Inc.*	14,240	43,290
Skyworks Solutions, Inc.*	28,719	448,016
Standard Microsystems Corp.*	3,960	92,189
Supertex, Inc.*	2,230	57,066
Techwell, Inc.*	2,680	50,116
Tessera Technologies, Inc.*	8,902	180,533
Trident Microsystems, Inc.*	11,210	19,505
TriQuint Semiconductor, Inc.*	24,694	172,858
Ultratech, Inc.*	4,660	63,376
Veeco Instruments, Inc.*	6,575	286,012
Virage Logic Corp.*	2,600	20,436
Volterra Semiconductor Corp.*	4,290	107,679
White Electronic Designs Corp.*	3,800	26,600
Zoran Corp.*	9,770	105,125

		8,577,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Software (2.1%)
ACI Worldwide, Inc.*	6,290	$129,637
Actuate Corp.*	7,850	43,882
Advent Software, Inc.*	2,730	122,167
American Software, Inc., Class A	3,930	22,833
ArcSight, Inc.*	3,100	87,265
Ariba, Inc.*	15,140	194,549
AsiaInfo Holdings, Inc.*	5,340	141,403
Blackbaud, Inc.	7,900	199,001
Blackboard, Inc.*	5,619	234,088
Bottomline Technologies, Inc.*	4,340	73,042
Callidus Software, Inc.*	5,180	18,803
China TransInfo Technology Corp.*	1,200	8,088
Chordiant Software, Inc.*	5,320	26,972
CommVault Systems, Inc.*	7,410	158,204
Concur Technologies, Inc.*	6,920	283,789
Deltek, Inc.*	2,590	19,788
DemandTec, Inc.*	3,590	24,950
Double-Take Software, Inc.*	3,730	33,234
Ebix, Inc.*	3,630	57,971
Epicor Software Corp.*	8,160	78,010
EPIQ Systems, Inc.*	6,360	79,055
ePlus, Inc.*	600	10,530
Fair Isaac Corp.	8,450	214,123
FalconStor Software, Inc.*	6,270	21,820
Fortinet, Inc.*	1,800	31,644
GSE Systems, Inc.*	3,200	17,312
Informatica Corp.*	15,613	419,365
Interactive Intelligence, Inc.*	2,230	41,679
Jack Henry & Associates, Inc.	14,271	343,360
JDA Software Group, Inc.*	5,571	154,985
Kenexa Corp.*	4,060	55,825
Lawson Software, Inc.*	24,000	158,640
Manhattan Associates, Inc.*	3,970	101,156
Mentor Graphics Corp.*	17,664	141,665
MicroStrategy, Inc., Class A*	1,580	134,411
Monotype Imaging Holdings, Inc.*	4,240	41,255
Net 1 UEPS Technologies, Inc.*	5,700	104,823
NetScout Systems, Inc.*	4,180	61,822
NetSuite, Inc.*	3,140	45,656
Opnet Technologies, Inc.	2,290	36,915
Parametric Technology Corp.*	19,754	356,560
Pegasystems, Inc.	2,500	92,500
Pervasive Software, Inc.*	3,200	16,192
Phoenix Technologies Ltd.*	7,740	24,923
Progress Software Corp.*	7,270	228,496
PROS Holdings, Inc.*	3,660	36,161
QAD, Inc.*	2,190	11,498
Quest Software, Inc.*	10,161	180,764
Radiant Systems, Inc.*	4,920	70,208
Renaissance Learning, Inc.	870	14,120
Rosetta Stone, Inc.*	1,100	26,158
S1 Corp.*	9,490	55,991
Smith Micro Software, Inc.*	4,880	43,139
SolarWinds, Inc.*	2,000	43,320
Solera Holdings, Inc.	12,260	473,849
SonicWALL, Inc.*	9,650	83,858
Sourcefire, Inc.*	4,100	94,095
SRS Labs, Inc.*	1,900	18,886
SuccessFactors, Inc.*	7,940	151,178
Symyx Technologies, Inc.*	6,050	27,164
Synchronoss Technologies, Inc.*	3,590	69,538
Take-Two Interactive Software, Inc.*	14,072	138,609
Taleo Corp., Class A*	6,650	172,301
TeleCommunication Systems, Inc., Class A*	7,690	$56,368
THQ, Inc.*	11,360	79,634
TIBCO Software, Inc.*	28,277	305,109
TiVo, Inc.*	18,795	321,770
Tyler Technologies, Inc.*	5,350	100,259
Ultimate Software Group, Inc.*	4,310	142,014
Unica Corp.*	2,420	21,514
VASCO Data Security International, Inc.*	4,730	39,023
Websense, Inc.*	8,040	183,071

		7,851,987

Total Information Technology		39,241,437

Materials (8.2%)
Chemicals (3.4%)
A. Schulman, Inc.	3,990	97,635
Airgas, Inc.	15,500	986,110
American Vanguard Corp.	3,260	26,569
Ampal American Israel, Class A*	3,550	9,869
Arch Chemicals, Inc.	4,540	156,131
Balchem Corp.	4,845	119,429
Cabot Corp.	84,500	2,568,800
Calgon Carbon Corp.*	10,030	171,713
China Green Agriculture, Inc.*	1,500	21,000
Ferro Corp.*	14,620	128,510
H.B. Fuller Co.	8,510	197,517
Hawkins, Inc.	1,300	31,460
ICO, Inc.	4,820	38,946
Innophos Holdings, Inc.	3,239	90,368
Innospec, Inc.*	4,230	48,053
Koppers Holdings, Inc.	3,460	97,987
Kraton Performance Polymers, Inc.*	1,854	33,112
Landec Corp.*	5,060	33,548
LSB Industries, Inc.*	3,040	46,329
Minerals Technologies, Inc.	3,464	179,574
NewMarket Corp.	1,686	173,641
NL Industries, Inc.	1,200	10,296
Olin Corp.	14,059	275,837
OM Group, Inc.*	5,602	189,796
Omnova Solutions, Inc.*	7,200	56,520
PolyOne Corp.*	16,490	168,858
Quaker Chemical Corp.	1,930	52,322
Rockwood Holdings, Inc.*	8,740	232,659
RPM International, Inc.	119,850	2,557,599
Sensient Technologies Corp.	10,440	303,386
ShengdaTech, Inc.*	5,070	37,974
Solutia, Inc.*	20,970	337,827
Spartech Corp.*	5,430	63,531
Stepan Co.	1,230	68,745
STR Holdings, Inc.*	1,844	43,334
W.R. Grace & Co.*	12,730	353,385
Westlake Chemical Corp.	110,080	2,838,963
Zep, Inc.	3,820	83,582
Zoltek Cos., Inc.*	4,940	47,622

		12,978,537

Construction Materials (0.1%)
Headwaters, Inc.*	10,270	47,139
Texas Industries, Inc.	4,100	140,097
U.S. Concrete, Inc.*	5,930	2,254
United States Lime & Minerals, Inc.*	320	12,374

		201,864

Containers & Packaging (0.5%)
AEP Industries, Inc.*	1,150	29,923
AptarGroup, Inc.	30,750	1,210,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Boise, Inc.*	5,210	$31,937
Bway Holding Co.*	1,320	26,532
Graham Packaging Co., Inc.*	2,768	34,739
Graphic Packaging Holding Co.*	18,990	68,554
Myers Industries, Inc.	5,590	58,583
Rock-Tenn Co., Class A	6,916	315,162
Silgan Holdings, Inc.	4,640	279,467

		2,054,910

Metals & Mining (3.5%)
A.M. Castle & Co.*	2,850	37,278
Allied Nevada Gold Corp.*	9,430	156,255
AMCOL International Corp.	4,070	110,704
Brush Engineered Materials, Inc.*	3,640	82,155
Century Aluminum Co.*	10,000	137,600
China Precision Steel, Inc.*	6,410	13,461
Coeur d’Alene Mines Corp.*	13,757	206,080
General Moly, Inc.*	11,150	37,018
General Steel Holdings, Inc.*	2,410	9,905
Gerdau Ameristeel Corp.*	186,450	1,459,904
Haynes International, Inc.	2,120	75,324
Hecla Mining Co.*	42,464	232,278
Horsehead Holding Corp.*	7,370	87,261
Kaiser Aluminum Corp.	2,493	96,155
Olympic Steel, Inc.	1,800	58,770
Paramount Gold and Silver Corp.*	16,900	23,491
Reliance Steel & Aluminum Co.	107,700	5,302,071
RTI International Metals, Inc.*	5,455	165,450
Steel Dynamics, Inc.	254,050	4,438,253
Stillwater Mining Co.*	7,240	93,975
Sutor Technology Group Ltd.*	1,370	3,973
U.S. Gold Corp.*	16,200	43,740
United States Steel Corp.	6,900	438,288
Universal Stainless & Alloy Products, Inc.*	1,180	28,308
Worthington Industries, Inc.	10,760	186,040

		13,523,737

Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.*	6,910	90,383
Clearwater Paper Corp.*	1,976	97,318
Deltic Timber Corp.	1,940	85,457
Domtar Corp.*	7,176	462,206
Glatfelter	97,710	1,415,818
KapStone Paper and Packaging Corp.*	5,260	62,436
Louisiana-Pacific Corp.*	21,860	197,833
Neenah Paper, Inc.	2,640	41,817
Schweitzer-Mauduit International, Inc.	3,030	144,107
Wausau Paper Corp.*	7,740	66,100

		2,663,475

Total Materials		31,422,523

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	2,200	111,606
Alaska Communications Systems Group, Inc.	7,940	64,473
Atlantic Tele-Network, Inc.	1,560	70,091
Cbeyond, Inc.*	4,170	57,045
Cincinnati Bell, Inc.*	37,882	129,178
Cogent Communications Group, Inc.*	7,900	82,239
Consolidated Communications Holdings, Inc.	4,170	79,063
General Communication, Inc., Class A*	7,910	45,641
Global Crossing Ltd.*	5,160	78,174
HickoryTech Corp.	2,100	18,543
inContact, Inc.*	5,700	$16,245
Iowa Telecommunications Services, Inc.	6,307	105,327
Neutral Tandem, Inc.*	6,170	98,597
PAETEC Holding Corp.*	21,980	102,866
Premiere Global Services, Inc.*	10,840	89,538
SureWest Communications*	2,400	20,616

		1,169,242

Wireless Telecommunication Services (0.1%)
NTELOS Holdings Corp.	5,430	96,600
Shenandoah Telecommunications Co.	4,190	78,772
Syniverse Holdings, Inc.*	11,910	231,888
USA Mobility, Inc.*	4,223	53,505

		460,765

Total Telecommunication Services		1,630,007

Utilities (2.8%)
Electric Utilities (1.1%)
Allete, Inc.	4,970	166,396
Central Vermont Public Service Corp.	2,010	40,542
Cleco Corp.	10,530	279,571
El Paso Electric Co.*	7,790	160,474
Empire District Electric Co.	6,260	112,805
IDACORP, Inc.	8,230	284,923
MGE Energy, Inc.	4,230	149,573
NV Energy, Inc.	187,000	2,305,710
PNM Resources, Inc.	15,934	199,653
Portland General Electric Co.	13,260	256,051
UIL Holdings Corp.	5,080	139,700
UniSource Energy Corp.	6,310	198,386
Unitil Corp.	2,200	51,150

		4,344,934

Gas Utilities (1.3%)
Atmos Energy Corp.	22,150	632,825
Chesapeake Utilities Corp.	1,885	56,173
Energen Corp.	51,000	2,373,030
Laclede Group, Inc.	3,750	126,450
New Jersey Resources Corp.	7,320	274,939
Nicor, Inc.	7,687	322,239
Northwest Natural Gas Co.	4,550	212,030
Piedmont Natural Gas Co., Inc.	12,970	357,713
South Jersey Industries, Inc.	5,217	219,062
Southwest Gas Corp.	7,800	233,376
WGL Holdings, Inc.	8,900	308,385

		5,116,222

Independent Power Producers & Energy Traders (0.0%)
U.S. Geothermal, Inc.*	11,130	10,128

Multi-Utilities (0.2%)
Avista Corp.	9,500	196,745
Black Hills Corp.	6,870	208,504
CH Energy Group, Inc.	2,920	119,253
NorthWestern Corp.	6,310	169,171

		693,673

Water Utilities (0.2%)
American States Water Co.	3,249	112,740
Artesian Resources Corp., Class A	1,000	17,660
Cadiz, Inc.*	2,040	26,051
California Water Service Group	3,450	129,754
Connecticut Water Service, Inc.	1,470	34,207
Consolidated Water Co., Ltd.	2,550	34,629
Middlesex Water Co.	2,400	40,920
Pennichuck Corp.	700	16,457
SJW Corp.	2,280	57,958

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Water Co.	4,340	$45,310
York Water Co.	1,900	26,125

		541,811

Total Utilities		10,706,768

Total Common Stocks (95.8%) (Cost $298,351,124)		365,365,645

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $26,301)	2,180	35,229

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $15,947,993)	$15,947,993	15,947,993

Total Investments (100.0%) (Cost/Amortized Cost $314,325,418)		381,348,867
Other Assets Less Liabilities (0.0%)		167,521

Net Assets (100%)		$381,516,388

*	Non-income producing.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	93	June-10	$6,284,787	$6,297,030	$12,243

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$67,315,113	$—	$—	$67,315,113
Consumer Staples	7,490,532	—	—	7,490,532

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Energy	$29,408,361	$—	$—	$29,408,361
Financials	63,063,807	—	—	63,063,807
Health Care	35,477,002	—	—	35,477,002
Industrials	79,591,456	18,639	—	79,610,095
Information Technology	39,241,437	—	—	39,241,437
Materials	31,422,523	—	—	31,422,523
Telecommunication Services	1,630,007	—	—	1,630,007
Utilities	10,706,768	—	—	10,706,768
Futures	12,243	—	—	12,243
Investment Companies
Investment Companies	35,229	—	—	35,229
Short-Term Investments	—	15,947,993	—	15,947,993

Total Assets	$365,394,478	$15,966,632	$—	$381,361,110

Total Liabilities	$—	$—	$—	$—

Total	$365,394,478	$15,966,632	$—	$381,361,110

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,831,598
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,897,512

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,891,473
Aggregate gross unrealized depreciation	(16,631,962)

Net unrealized appreciation	$66,259,511

Federal income tax cost of investments	$315,089,356

The Portfolio has a net capital loss carryforward of $210,435,931 of which $22,248,489 expires in the year 2016, and $188,187,442 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Media (6.7%)
Comcast Corp., Class A	1,193,900	$21,454,383
Time Warner, Inc.^	980,570	30,662,424
Viacom, Inc., Class B*	1,385,700	47,640,366
Walt Disney Co.	848,300	29,614,153

		129,371,326

Specialty Retail (0.5%)
Limited Brands, Inc.^	337,600	8,311,712

Total Consumer Discretionary		137,683,038

Consumer Staples (10.6%)
Food & Staples Retailing (1.0%)
Kroger Co.	828,400	17,943,144

Food Products (7.3%)
General Mills, Inc.	461,600	32,676,664
Kraft Foods, Inc., Class A	1,753,529	53,026,717
Unilever N.V. (N.Y. Shares)	1,838,200	55,440,112

		141,143,493

Household Products (2.3%)
Kimberly-Clark Corp.	707,020	44,457,417

Total Consumer Staples		203,544,054

Energy (14.1%)
Energy Equipment & Services (4.9%)
Halliburton Co.	2,026,800	61,067,484
Noble Corp.*	781,500	32,682,330

		93,749,814

Oil, Gas & Consumable Fuels (9.2%)
Anadarko Petroleum Corp.	460,600	33,545,498
Chevron Corp.	281,000	21,308,230
Devon Energy Corp.	90,300	5,818,029
Exxon Mobil Corp.^	937,990	62,826,570
Hess Corp.	374,500	23,424,975
Peabody Energy Corp.	675,400	30,865,780

		177,789,082

Total Energy		271,538,896

Financials (19.0%)
Capital Markets (2.7%)
Bank of New York Mellon Corp.	792,578	24,474,809
Morgan Stanley	958,100	28,062,749

		52,537,558

Commercial Banks (1.6%)
U.S. Bancorp^	415,700	10,758,316
Wells Fargo & Co.	636,700	19,814,104

		30,572,420

Diversified Financial Services (7.3%)
Bank of America Corp.	2,998,689	53,526,599
Citigroup, Inc.*	5,479,900	22,193,595
JPMorgan Chase & Co.	1,464,690	65,544,877

		141,265,071

Insurance (7.4%)
ACE Ltd.	436,300	22,818,490
Hartford Financial Services Group, Inc.^	401,700	11,416,314
MetLife, Inc.	640,317	27,751,339
Prudential Financial, Inc.	249,865	15,116,832
Travelers Cos., Inc.^	1,204,638	$64,978,174

		142,081,149

Total Financials		366,456,198

Health Care (9.6%)
Health Care Equipment & Supplies (1.3%)
Covidien plc	480,950	24,182,166

Health Care Providers & Services (1.2%)
UnitedHealth Group, Inc.*	722,000	23,587,740

Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.^	2,173,600	58,035,120
Eli Lilly and Co.	494,900	17,925,278
Merck & Co., Inc.	848,811	31,703,091
Pfizer, Inc.	1,761,641	30,212,143

		137,875,632

Total Health Care		185,645,538

Industrials (10.5%)
Aerospace & Defense (4.4%)
Honeywell International, Inc.	597,400	27,044,298
Northrop Grumman Corp.	320,800	21,034,856
Raytheon Co.	650,177	37,138,110

		85,217,264

Construction & Engineering (1.4%)
Fluor Corp.^	599,700	27,892,047

Electrical Equipment (0.4%)
Sensata Technologies Holding N.V.*^	396,600	7,122,936

Industrial Conglomerates (3.7%)
General Electric Co.	2,463,100	44,828,420
Tyco International Ltd.	694,250	26,555,063

		71,383,483

Machinery (0.6%)
Deere & Co.	193,600	11,511,456

Total Industrials		203,127,186

Information Technology (15.4%)
Computers & Peripherals (4.9%)
Hewlett-Packard Co.^	909,613	48,345,931
International Business Machines Corp.	360,960	46,293,120

		94,639,051

Office Electronics (2.2%)
Xerox Corp.^	4,254,887	41,485,148

Semiconductors & Semiconductor Equipment (8.3%)
Analog Devices, Inc.	605,000	17,436,100
Intel Corp.	1,459,000	32,477,340
Lam Research Corp.*	366,500	13,677,780
LSI Corp.*^	10,314,404	63,124,153
Maxim Integrated Products, Inc.	877,400	17,012,786
Micron Technology, Inc.*^	1,599,200	16,615,688

		160,343,847

Total Information Technology		296,468,046

Materials (5.0%)
Chemicals (1.7%)
E.I. du Pont de Nemours & Co.	903,950	33,663,098

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Metals & Mining (3.3%)
Alcoa, Inc.	2,140,400	$30,479,296
Nucor Corp.^	352,000	15,973,760
United States Steel Corp.^	254,600	16,172,192

		62,625,248

Total Materials		96,288,346

Telecommunication Services (4.6%)
Diversified Telecommunication Services (4.6%)
AT&T, Inc.	708,158	18,298,803
Qwest Communications International, Inc.	9,208,200	48,066,804
Verizon Communications, Inc.	743,700	23,069,574

Total Telecommunication Services		89,435,181

Utilities (2.3%)
Electric Utilities (1.2%)
Southern Co.^	683,100	22,651,596

Multi-Utilities (1.1%)
Dominion Resources, Inc.	524,520	21,563,017

Total Utilities		44,214,613

Total Common Stocks (98.3%) (Cost $1,565,640,220)		1,894,401,096

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.2%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$4,343,248	4,343,248

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10	23,138,042	23,138,042

Total Short-Term Investments (1.4%) (Amortized Cost $27,481,290)		27,481,290

Total Investments (99.7%) (Cost/Amortized Cost $1,593,121,510)		1,921,882,386
Other Assets Less Liabilities (0.3%)		5,419,320

Net Assets (100%)		$1,927,301,706

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $4,430,113.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$137,683,038	$—	$—	$137,683,038
Consumer Staples	203,544,054	—	—	203,544,054
Energy	271,538,896	—	—	271,538,896
Financials	366,456,198	—	—	366,456,198
Health Care	185,645,538	—	—	185,645,538
Industrials	203,127,186	—	—	203,127,186
Information Technology	296,468,046	—	—	296,468,046
Materials	96,288,346	—	—	96,288,346
Telecommunication Services	89,435,181	—	—	89,435,181
Utilities	44,214,613	—	—	44,214,613
Short-Term Investments	—	27,481,290	—	27,481,290

Total Assets	$1,894,401,096	$27,481,290	$—	$1,921,882,386

Total Liabilities	$—	$—	$—	$—

Total	$1,894,401,096	$27,481,290	$—	$1,921,882,386

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$241,123,245
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$216,230,959

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,225,281
Aggregate gross unrealized depreciation	(57,452,824)

Net unrealized appreciation	$140,772,457

Federal income tax cost of investments	$1,781,109,929

At March 31, 2010, the Portfolio had loaned securities with a total value of $4,119,589. This was secured by collateral of $4,343,248, which was received as cash and subsequently invested in short-term investments currently valued at $4,343,248, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $1,282,193,580 of which $265,431,085 expires in the year 2016 and $1,016,762,495 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.8%)
Newcrest Mining Ltd.^	643,811	$19,389,832
Octaviar Ltd.(b)*†	9,487,254	—
Suncorp-Metway Ltd.^	3,070,515	24,062,800
Telstra Corp., Ltd.	5,605,821	15,381,103

Total Australia		58,833,735

Japan (24.3%)
Fujifilm Holdings Corp.^	911,700	31,400,941
Hitachi Ltd.*	7,349,000	27,433,961
JFE Holdings, Inc.^	607,900	24,481,159
Mitsubishi Corp.	1,415,200	37,086,747
Mitsubishi Heavy Industries Ltd.	7,081,000	29,311,659
Mitsubishi UFJ Financial Group, Inc.	4,918,800	25,780,426
Mitsui Chemicals, Inc.	4,754,000	14,390,651
Nippon Telegraph & Telephone Corp.	414,100	17,451,642
Nomura Holdings, Inc.	4,002,000	29,493,828
Seven & I Holdings Co., Ltd.	1,102,600	26,642,137
Sony Corp.^	809,300	30,990,416
TDK Corp.^	400,600	26,652,391
Tokio Marine Holdings, Inc.	680,800	19,173,670
Toyota Motor Corp.	969,800	38,848,016

Total Japan		379,137,644

Latin America (0.5%)
Brazil (0.5%)
Cyrela Brazil Realty S.A.	688,838	8,068,432

Total Latin America		8,068,432

Other European Countries (38.8%)
Belgium (0.4%)
KBC Groep N.V.*	126,445	6,123,422

France (11.7%)
EDF S.A.^	507,560	27,695,651
Sanofi-Aventis S.A.	486,128	36,237,135
Societe Generale S.A.	571,839	35,964,680
Total S.A.	855,471	49,660,893
Vinci S.A.	572,191	33,722,427

		183,280,786

Germany (8.4%)
Bayer AG	436,519	29,526,386
Continental AG*^	389,525	19,752,873
Daimler AG	662,243	31,176,351
Deutsche Post AG (Registered)	1,553,610	26,953,734
HeidelbergCement AG	431,326	24,060,160

		131,469,504

Hungary (0.7%)
OTP Bank plc*	298,772	10,449,211

Italy (4.0%)
ENI S.p.A.^	1,645,869	38,613,388
Fiat S.p.A.*^	1,815,869	23,643,097

		62,256,485

Netherlands (3.1%)
European Aeronautic Defence and Space Co. N.V.^	903,080	18,168,102
Koninklijke Ahold N.V.	2,304,582	30,722,188

		48,890,290

Russia (1.0%)
Gazprom OAO (ADR)	660,756	15,507,943

Switzerland (9.5%)
Nestle S.A. (Registered)	981,528	$50,267,936
Novartis AG (Registered)	889,469	48,041,786
Petroplus Holdings AG*^	649,384	12,065,092
Zurich Financial Services AG	148,229	37,999,145

		148,373,959

Total Other European Countries		606,351,600

Scandinavia (6.5%)
Denmark (1.9%)
Carlsberg A/S, Class B	352,759	29,606,719

Finland (2.9%)
KCI Konecranes Oyj	659,825	19,490,383
Nokia Oyj	1,669,256	25,995,314

		45,485,697

Norway (1.7%)
Statoil ASA^	1,147,129	26,558,916

Total Scandanavia		101,651,332

Southeast Asia (5.9%)
China (1.0%)
China Construction Bank Corp., Class H	18,784,000	15,386,707

Hong Kong (1.4%)
Hutchison Whampoa Ltd.	3,090,000	22,605,145

South Korea (1.3%)
Samsung Electronics Co., Ltd. (GDR)	56,013	20,584,778

Taiwan (2.2%)
Quanta Computer, Inc.	7,454,000	14,458,291
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,853,514	19,443,362

		33,901,653

Total Southeast Asia		92,478,283

United Kingdom (16.7%)
Aviva plc	3,525,595	20,613,898
Barclays plc	6,007,029	32,843,747
BHP Billiton plc	1,167,038	40,024,152
BT Group plc, Class A	14,703,037	27,644,393
Centrica plc	7,117,575	31,743,904
Ladbrokes plc	8,772,154	21,165,673
Lloyds Banking Group plc*	33,359,329	31,775,920
United Business Media Ltd.	3,308,044	27,534,463
Vodafone Group plc	11,915,655	27,484,650

Total United Kingdom		260,830,800

Total Common Stocks (96.5%) (Cost $1,488,295,688)		1,507,351,826

	Number of Warrants	Value (Note 1)
WARRANTS:
Germany (1.2%)
Axis Bank Ltd., expiring 8/17/17*	744,511	19,363,838

India (0.4%)
Rolta India Ltd., expiring 5/26/14*†	1,423,162	5,672,677

Total Warrants (1.6%) (Cost $20,660,989)		25,036,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.2%)
Credit Agricole S.A./New York
0.41%, 7/2/10 (l)	$4,999,541	$5,000,026
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	31,266,668	31,266,668
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	2,300,000
Monumental Global Funding II
0.43%, 5/26/10 (l)	1,000,000	992,900
Pricoa Global Funding I
0.40%, 6/25/10 (l)	10,999,723	10,930,359

Total Short-Term Investments of Cash Collateral for Securities Loaned		50,489,953

Time Deposit (2.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	30,721,187	30,721,187

Total Short-Term Investments (5.2%) (Cost/Amortized Cost $88,987,120)		81,211,140

Total Investments (103.3%) (Cost/Amortized Cost $1,597,943,797)		1,613,599,481
Other Assets Less Liabilities (-3.3%)		(51,220,910)

Net Assets (100%)		$1,562,378,571

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	12.9%
Consumer Staples	8.8
Energy	9.2
Financials	19.6
Health Care	7.3
Industrials	11.8
Information Technology	11.1
Materials	7.9
Telecommunication Services	5.7
Utilities	3.8
Cash and Other	1.9

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,672,677 or 0.4% of net assets) at fair value by management.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $31,892,001.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
British Pound vs. U.S. Dollar, expiring 6/11/10	78,013	$118,340,641	$116,645,413	$1,695,228

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 6/11/10	14,181	$21,311,857	$21,512,241	$(200,384)
European Union Euro vs. U.S. Dollar, expiring 6/11/10	31,809	43,417,166	42,962,932	454,234
Japanese Yen vs. U.S. Dollar, expiring 6/11/10	6,634,333	73,228,248	70,989,431	2,238,817

				$2,492,667

				$4,187,895

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,068,432	$193,110,889	$—	$201,179,321
Consumer Staples	—	137,238,980	—	137,238,980
Energy	15,507,943	126,898,289	—	142,406,232
Financials	—	289,667,454	—	289,667,454
Health Care	—	113,805,307	—	113,805,307
Industrials	—	187,338,197	—	187,338,197
Information Technology	19,443,362	146,525,676	—	165,969,038
Materials	—	122,345,954	—	122,345,954
Telecommunication Services	—	87,961,788	—	87,961,788
Utilities	—	59,439,555	—	59,439,555
Forward Currency Contracts	—	4,388,279	—	4,388,279
Short-Term Investments	—	81,211,140	—	81,211,140
Warrants
Financials	—	19,363,838	—	19,363,838
Information Technology	—	—	5,672,677	5,672,677

Total Assets	$43,019,737	$1,569,295,346	$5,672,677	$1,617,987,760

Liabilities:
Forward Currency Contracts	$—	$(200,384)	$—	$(200,384)

Total Liabilities	$—	$(200,384)	$—	$(200,384)

Total	$43,019,737	$1,569,094,962	$5,672,677	$1,617,787,376

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Information Technology
Balance as of 12/31/09	$5,977,372
Total gains or losses (realized/unrealized) included in earnings	(304,695)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$5,672,677

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(304,695)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$546,232,186
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$551,688,034

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,591,540
Aggregate gross unrealized depreciation	(103,940,575)

Net unrealized depreciation	$(23,349,035)

Federal income tax cost of investments	$1,636,948,516

At March 31, 2010, the Portfolio had loaned securities with a total value of $55,756,272. This was secured by collateral of $58,265,932, which was received as cash and subsequently invested in short-term investments currently valued at $50,489,953, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $756,884,710 of which $412,038,712 expires in the year 2016 and $344,845,998 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (1.4%)
Cooper Tire & Rubber Co.	402,000	$7,646,040
Johnson Controls, Inc.	111,600	3,681,684

		11,327,724

Diversified Consumer Services (1.0%)
Service Corp. International	438,400	4,024,512
Weight Watchers International, Inc.	157,200	4,013,316

		8,037,828

Hotels, Restaurants & Leisure (0.6%)
Brinker International, Inc.	236,100	4,552,008

Household Durables (0.6%)
Whirlpool Corp.	50,800	4,432,300

Leisure Equipment & Products (1.7%)
Mattel, Inc.	221,400	5,034,636
Polaris Industries, Inc.	156,300	7,996,308

		13,030,944

Media (3.0%)
Comcast Corp., Class A	710,403	13,369,784
Regal Entertainment Group, Class A	404,800	7,112,336
Shaw Communications, Inc., Class B	150,300	2,986,461

		23,468,581

Specialty Retail (1.5%)
Gap, Inc.	497,680	11,501,385

Total Consumer Discretionary		76,350,770

Consumer Staples (6.7%)
Food & Staples Retailing (1.1%)
SUPERVALU, Inc.	514,214	8,577,090

Food Products (3.0%)
Campbell Soup Co.	88,600	3,132,010
ConAgra Foods, Inc.	360,100	9,027,707
Del Monte Foods Co.	234,300	3,420,780
Kraft Foods, Inc., Class A	96,800	2,927,232
Sara Lee Corp.	352,800	4,914,504

		23,422,233

Household Products (1.6%)
Clorox Co.	79,300	5,086,302
Kimberly-Clark Corp.	63,500	3,992,880
Procter & Gamble Co.	50,000	3,163,500

		12,242,682

Tobacco (1.0%)
Reynolds American, Inc.	140,400	7,578,792

Total Consumer Staples		51,820,797

Energy (17.5%)
Energy Equipment & Services (0.6%)
Ensco plc (ADR)	98,000	4,388,440

Oil, Gas & Consumable Fuels (16.9%)
Cenovus Energy, Inc.	295,400	7,742,434
Chevron Corp.	420,800	31,909,264
CNOOC Ltd. (ADR)	81,200	13,404,496
ConocoPhillips	138,900	7,107,513
EnCana Corp.	203,800	6,323,914
ENI S.p.A. (ADR)	75,600	3,547,908
Exxon Mobil Corp.	390,600	26,162,388
Linn Energy LLC	228,400	$5,874,448
Sasol Ltd. (ADR)	256,000	10,565,120
Spectra Energy Corp.	343,400	7,736,802
Teekay Corp.	96,500	2,194,410
Williams Cos., Inc.	363,800	8,403,780

		130,972,477

Total Energy		135,360,917

Financials (23.5%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.	223,600	10,142,496
Federated Investors, Inc., Class B	319,800	8,436,324

		18,578,820

Commercial Banks (5.1%)
Bancolombia S.A. (ADR)	84,900	3,876,534
Bank of Hawaii Corp.	38,400	1,726,080
BB&T Corp.	195,800	6,341,962
BOK Financial Corp.	52,100	2,732,124
Cullen/Frost Bankers, Inc.	70,400	3,928,320
PNC Financial Services Group, Inc.	69,500	4,149,150
Wells Fargo & Co.	538,200	16,748,784

		39,502,954

Diversified Financial Services (5.7%)
Bank of America Corp.	883,860	15,776,901
Citigroup, Inc.*	436,600	1,768,230
JPMorgan Chase & Co.	516,200	23,099,950
NYSE Euronext	121,300	3,591,693

		44,236,774

Insurance (6.9%)
Axis Capital Holdings Ltd.	197,100	6,161,346
Chubb Corp.	80,500	4,173,925
Endurance Specialty Holdings Ltd.	259,200	9,629,280
PartnerReinsurance Ltd.	91,500	7,294,380
Sun Life Financial, Inc.	249,700	8,022,861
Travelers Cos., Inc.	176,100	9,498,834
Validus Holdings Ltd.	125,900	3,466,027
XL Capital Ltd., Class A	285,600	5,397,840

		53,644,493

Real Estate Investment Trusts (REITs) (2.3%)
Annaly Capital Management, Inc. (REIT)	576,300	9,900,834
Digital Realty Trust, Inc. (REIT)	137,000	7,425,400

		17,326,234

Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	608,100	8,610,696

Total Financials		181,899,971

Health Care (8.4%)
Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	261,200	7,553,904
Cardinal Health, Inc.	170,400	6,139,512
CIGNA Corp.	119,300	4,363,994

		18,057,410

Pharmaceuticals (6.1%)
Eli Lilly and Co.	234,360	8,488,519
Johnson & Johnson	59,620	3,887,224
Merck & Co., Inc.	130,000	4,855,500
Pfizer, Inc.	1,271,500	21,806,225
Sanofi-Aventis S.A. (ADR)	224,800	8,398,528

		47,435,996

Total Health Care		65,493,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (10.7%)
Aerospace & Defense (0.3%)
Honeywell International, Inc.	48,300	$2,186,541

Building Products (0.2%)
Masco Corp.	126,400	1,961,728

Commercial Services & Supplies (1.1%)
Pitney Bowes, Inc.	195,700	4,784,865
R.R. Donnelley & Sons Co.	190,100	4,058,635

		8,843,500

Industrial Conglomerates (5.4%)
Carlisle Cos., Inc.	156,100	5,947,410
General Electric Co.	1,953,200	35,548,240

		41,495,650

Machinery (2.3%)
Caterpillar, Inc.	133,200	8,371,620
Crane Co.	132,100	4,689,550
Timken Co.	150,700	4,522,507

		17,583,677

Road & Rail (1.1%)
Ryder System, Inc.	225,500	8,740,380

Transportation Infrastructure (0.3%)
Grupo Aeroportuario del Sureste SAB de CV (ADR)	44,500	2,307,325

Total Industrials		83,118,801

Information Technology (5.4%)
Communications Equipment (0.5%)
Harris Corp.	76,400	3,628,236

Computers & Peripherals (1.4%)
Diebold, Inc.	118,200	3,754,032
International Business Machines Corp.	55,800	7,156,350

		10,910,382

Office Electronics (0.7%)
Xerox Corp.	587,000	5,723,250

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	718,100	15,984,906

Software (0.7%)
Microsoft Corp.	187,400	5,485,198

Total Information Technology		41,731,972

Materials (4.0%)
Chemicals (1.6%)
Eastman Chemical Co.	69,300	4,413,024
Lubrizol Corp.	58,600	5,374,792
Valspar Corp.	99,000	2,918,520

		12,706,336

Containers & Packaging (1.1%)
Greif, Inc., Class A	78,500	4,311,220
Temple-Inland, Inc.	195,600	3,996,108

		8,307,328

Metals & Mining (1.3%)
Cia Siderurgica Nacional S.A. (ADR)	105,100	4,196,643
Compass Minerals International, Inc.	33,900	2,719,797
Southern Copper Corp.	86,100	$2,726,787

		9,643,227

Total Materials		30,656,891

Telecommunication Services (5.7%)
Diversified Telecommunication Services (5.4%)
AT&T, Inc.	382,800	9,891,552
Qwest Communications International, Inc.	2,337,600	12,202,272
Telecom Italia S.p.A. (ADR)	117,800	1,689,252
Verizon Communications, Inc.	578,200	17,935,764

		41,718,840

Wireless Telecommunication Services (0.3%)
Cellcom Israel Ltd.	80,300	2,743,851

Total Telecommunication Services		44,462,691

Utilities (6.6%)
Electric Utilities (1.2%)
Northeast Utilities	157,800	4,361,592
Pinnacle West Capital Corp.	138,300	5,218,059

		9,579,651

Gas Utilities (1.5%)
Atmos Energy Corp.	196,000	5,599,720
Energen Corp.	82,700	3,848,031
UGI Corp.	89,600	2,377,984

		11,825,735

Multi-Utilities (3.6%)
CMS Energy Corp.	388,400	6,004,664
NSTAR	224,800	7,962,416
PG&E Corp.	222,300	9,429,966
Public Service Enterprise Group, Inc.	144,700	4,271,544

		27,668,590

Water Utilities (0.3%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	57,800	2,127,040

Total Utilities		51,201,016

Total Common Stocks (98.3%) (Cost $663,524,846)		762,097,232

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $12,072,709)	$12,072,709	12,072,709

Total Investments (99.9%) (Cost/Amortized Cost $675,597,555)		774,169,941
Other Assets Less Liabilities (0.1%)		519,162

Net Assets (100%)		$774,689,103

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$76,350,770	$—	$—	$76,350,770
Consumer Staples	51,820,797	—	—	51,820,797
Energy	135,360,917	—	—	135,360,917
Financials	181,899,971	—	—	181,899,971
Health Care	65,493,406	—	—	65,493,406
Industrials	83,118,801	—	—	83,118,801
Information Technology	41,731,972	—	—	41,731,972
Materials	30,656,891	—	—	30,656,891
Telecommunication Services	44,462,691	—	—	44,462,691
Utilities	51,201,016	—	—	51,201,016
Short-Term Investments	—	12,072,709	—	12,072,709

Total Assets	$762,097,232	$12,072,709	$—	$774,169,941

Total Liabilities	$—	$—	$—	$—

Total	$762,097,232	$12,072,709	$—	$774,169,941

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,813,815
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$71,882,301

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,663,552
Aggregate gross unrealized depreciation	(18,192,607)

Net unrealized appreciation	$81,470,945

Federal income tax cost of investments	$692,698,996

The Portfolio has a net capital loss carryforward of $90,700,354 of which $26,529,757 expires in the year 2016 and $64,170,597 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Diversified Consumer Services (1.9%)
DeVry, Inc.	13,200	$860,640
ITT Educational Services, Inc.*	5,400	607,392

		1,468,032

Hotels, Restaurants & Leisure (1.2%)
Starbucks Corp.*	37,900	919,833

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*	15,300	2,076,669
Expedia, Inc.	34,500	861,120

		2,937,789

Media (3.5%)
DIRECTV, Class A*	35,400	1,196,874
Time Warner, Inc.	22,833	713,988
Viacom, Inc., Class B*	23,400	804,492

		2,715,354

Multiline Retail (1.9%)
Dollar Tree, Inc.*	13,200	781,704
Family Dollar Stores, Inc.	17,400	637,014

		1,418,718

Specialty Retail (6.6%)
Bed Bath & Beyond, Inc.*	18,000	787,680
Best Buy Co., Inc.	14,900	633,846
CarMax, Inc.*	32,600	818,912
Home Depot, Inc.	25,700	831,395
Ross Stores, Inc.	16,300	871,561
TJX Cos., Inc.	26,700	1,135,284

		5,078,678

Total Consumer Discretionary		14,538,404

Consumer Staples (6.5%)
Food & Staples Retailing (2.3%)
Walgreen Co.	26,700	990,303
Whole Foods Market, Inc.*	20,200	730,230

		1,720,533

Food Products (2.0%)
Campbell Soup Co.	21,400	756,490
General Mills, Inc.	11,400	807,006

		1,563,496

Household Products (0.9%)
Procter & Gamble Co.	11,300	714,951

Personal Products (1.3%)
Estee Lauder Cos., Inc., Class A	15,500	1,005,485

Total Consumer Staples		5,004,465

Energy (5.6%)
Energy Equipment & Services (4.3%)
Cameron International Corp.*	21,000	900,060
FMC Technologies, Inc.*	17,300	1,118,099
Noble Corp.*	31,600	1,321,512

		3,339,671

Oil, Gas & Consumable Fuels (1.3%)
Southwestern Energy Co.*	23,400	952,848

Total Energy		4,292,519

Financials (9.4%)
Capital Markets (2.7%)
BlackRock, Inc.	3,000	653,280
Franklin Resources, Inc.	3,300	$365,970
Goldman Sachs Group, Inc.	6,000	1,023,780

		2,043,030

Commercial Banks (1.7%)
Banco Bilbao Vizcaya Argentaria S.A. (ADR)	35,200	481,888
Barclays plc (ADR)	36,400	791,700

		1,273,588

Consumer Finance (1.0%)
SLM Corp.*	62,700	785,004

Insurance (3.1%)
Aflac, Inc.	16,300	884,927
Prudential Financial, Inc.	12,900	780,450
XL Capital Ltd., Class A	40,200	759,780

		2,425,157

Thrifts & Mortgage Finance (0.9%)
Hudson City Bancorp, Inc.	49,900	706,584

Total Financials		7,233,363

Health Care (17.1%)
Biotechnology (3.3%)
Amgen, Inc.*	11,300	675,288
Biogen Idec, Inc.*	12,900	739,944
Gilead Sciences, Inc.*	25,400	1,155,192

		2,570,424

Health Care Equipment & Supplies (3.0%)
Medtronic, Inc.	16,500	742,995
Stryker Corp.	13,600	778,192
Varian Medical Systems, Inc.*	14,000	774,620

		2,295,807

Health Care Providers & Services (4.5%)
AmerisourceBergen Corp.	29,300	847,356
Express Scripts, Inc.*	11,200	1,139,712
McKesson Corp.	11,300	742,636
Quest Diagnostics, Inc.	12,700	740,283

		3,469,987

Life Sciences Tools & Services (1.0%)
Life Technologies Corp.*	14,300	747,461

Pharmaceuticals (5.3%)
Allergan, Inc.	12,100	790,372
Bristol-Myers Squibb Co.	26,187	699,193
Forest Laboratories, Inc.*	35,400	1,110,144
Johnson & Johnson	22,600	1,473,520

		4,073,229

Total Health Care		13,156,908

Industrials (5.0%)
Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	13,600	759,560

Electrical Equipment (2.4%)
Cooper Industries plc	19,400	930,036
First Solar, Inc.*	7,700	944,405

		1,874,441

Trading Companies & Distributors (1.6%)
W.W. Grainger, Inc.	11,100	1,200,132

Total Industrials		3,834,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (28.9%)
Communications Equipment (2.7%)
Cisco Systems, Inc.*	30,985	$806,540
Research In Motion Ltd.*	16,900	1,249,755

		2,056,295

Computers & Peripherals (9.2%)
Apple, Inc.*	10,600	2,490,258
Hewlett-Packard Co.	29,300	1,557,295
International Business Machines Corp.	16,898	2,167,168
Seagate Technology*	47,800	872,828

		7,087,549

Electronic Equipment, Instruments & Components (1.3%)
Dolby Laboratories, Inc., Class A*	17,400	1,020,858

Internet Software & Services (4.3%)
eBay, Inc.*	45,400	1,223,530
Google, Inc., Class A*	3,700	2,097,937

		3,321,467

IT Services (6.5%)
Cognizant Technology Solutions Corp., Class A*	24,200	1,233,716
Infosys Technologies Ltd. (ADR)	21,900	1,288,815
Mastercard, Inc., Class A	6,300	1,600,200
Visa, Inc., Class A	9,800	892,094

		5,014,825

Semiconductors & Semiconductor Equipment (3.1%)
Intel Corp.	38,500	857,010
Micron Technology, Inc.*	145,000	1,506,550

		2,363,560

Software (1.8%)
Microsoft Corp.	48,900	1,431,303

Total Information Technology		22,295,857

Materials (5.4%)
Chemicals (4.6%)
Ecolab, Inc.	15,000	659,250
Lubrizol Corp.	10,100	926,372
Potash Corp. of Saskatchewan, Inc.	7,100	847,385
Praxair, Inc.	13,900	1,153,700

		3,586,707

Metals & Mining (0.8%)
Aluminum Corp of China Ltd. (ADR)*	23,700	610,038

Total Materials		4,196,745

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	24,800	640,832

Total Telecommunication Services		640,832

Utilities (0.8%)
Gas Utilities (0.8%)
Questar Corp.	15,000	648,000

Total Utilities		648,000

Total Common Stocks (98.4%) (Cost $64,974,451)		75,841,226

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10 (Amortized Cost $925,580)	$925,580	$925,580

Total Investments (99.6%) (Cost/Amortized Cost $65,900,031)		76,766,806
Other Assets Less Liabilities (0.4%)		326,120

Net Assets (100%)		$77,092,926

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,538,404	$—	$—	$14,538,404
Consumer Staples	5,004,465	—	—	5,004,465
Energy	4,292,519	—	—	4,292,519
Financials	7,233,363	—	—	7,233,363
Health Care	13,156,908	—	—	13,156,908
Industrials	3,834,133	—	—	3,834,133
Information Technology	22,295,857	—	—	22,295,857
Materials	4,196,745	—	—	4,196,745
Telecommunication Services	640,832	—	—	640,832
Utilities	648,000	—	—	648,000
Short-Term Investments	—	925,580	—	925,580

Total Assets	$75,841,226	$925,580	$—	$76,766,806

Total Liabilities	$—	$—	$—	$—

Total	$75,841,226	$925,580	$—	$76,766,806

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,483,121
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,337,552

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,148,634
Aggregate gross unrealized depreciation	(3,420,251)

Net unrealized appreciation	$10,728,383

Federal income tax cost of investments	$66,038,423

The Portfolio has a net capital loss carryforward of $19,816,854 of which $7,445,003 expires in the year 2016 and $12,371,851 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.8%)
Diversified Consumer Services (1.3%)
Strayer Education, Inc.	18,900	$4,602,528

Media (5.1%)
DreamWorks Animation SKG, Inc., Class A*	112,700	4,439,253
Omnicom Group, Inc.	47,600	1,847,356
Scripps Networks Interactive, Inc., Class A	43,700	1,938,095
Time Warner Cable, Inc.	49,167	2,621,093
Time Warner, Inc.	46,033	1,439,452
Viacom, Inc., Class B*	184,600	6,346,548

		18,631,797

Multiline Retail (3.0%)
Target Corp.	206,950	10,885,570

Specialty Retail (2.0%)
Lowe’s Cos., Inc.	88,500	2,145,240
Urban Outfitters, Inc.*	135,500	5,153,065

		7,298,305

Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.	130,600	5,161,312

Total Consumer Discretionary		46,579,512

Consumer Staples (9.7%)
Beverages (3.4%)
PepsiCo, Inc.	185,800	12,292,528

Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	34,500	2,059,995
Wal-Mart Stores, Inc.	98,700	5,487,720

		7,547,715

Household Products (1.6%)
Colgate-Palmolive Co.	26,400	2,250,864
Procter & Gamble Co.	57,200	3,619,044

		5,869,908

Personal Products (1.2%)
Alberto-Culver Co.	64,700	1,691,905
Avon Products, Inc.	85,900	2,909,433

		4,601,338

Tobacco (1.4%)
Philip Morris International, Inc.	97,700	5,096,032

Total Consumer Staples		35,407,521

Energy (4.6%)
Energy Equipment & Services (4.6%)
Baker Hughes, Inc.	22,900	1,072,636
Diamond Offshore Drilling, Inc.	12,000	1,065,720
Schlumberger Ltd.	145,291	9,220,167
Transocean Ltd.*	23,700	2,047,206
Weatherford International Ltd.*	224,500	3,560,570

Total Energy		16,966,299

Financials (7.6%)
Capital Markets (4.5%)
Bank of New York Mellon Corp.	40,300	1,244,464
Charles Schwab Corp.	280,700	5,246,283
Goldman Sachs Group, Inc.	57,700	9,845,351

		16,336,098

Diversified Financial Services (1.4%)
JPMorgan Chase & Co.	118,100	$5,284,975

Insurance (1.7%)
Berkshire Hathaway, Inc., Class A*	16	1,948,800
Progressive Corp.	189,000	3,608,010
RenaissanceReinsurance Holdings Ltd.	13,700	777,612

		6,334,422

Total Financials		27,955,495

Health Care (19.3%)
Biotechnology (3.3%)
Celgene Corp.*	197,100	12,212,316

Health Care Equipment & Supplies (4.6%)
Baxter International, Inc.	154,500	8,991,900
Medtronic, Inc.	173,400	7,808,202

		16,800,102

Health Care Providers & Services (3.2%)
Aetna, Inc.	56,400	1,980,204
DaVita, Inc.*	109,700	6,954,980
UnitedHealth Group, Inc.*	85,100	2,780,217

		11,715,401

Health Care Technology (3.4%)
Cerner Corp.*	143,800	12,231,628

Pharmaceuticals (4.8%)
Allergan, Inc.	82,200	5,369,304
Merck & Co., Inc.	39,800	1,486,530
Shire plc (ADR)	107,000	7,057,720
Teva Pharmaceutical Industries Ltd. (ADR)	56,084	3,537,779

		17,451,333

Total Health Care		70,410,780

Industrials (7.7%)
Air Freight & Logistics (1.3%)
FedEx Corp.	50,000	4,670,000

Commercial Services & Supplies (0.7%)
Iron Mountain, Inc.	99,000	2,712,600

Construction & Engineering (0.3%)
Jacobs Engineering Group, Inc.*	22,000	994,180

Electrical Equipment (2.1%)
Emerson Electric Co.	42,600	2,144,484
First Solar, Inc.*	45,700	5,605,105

		7,749,589

Machinery (2.7%)
Cummins, Inc.	17,800	1,102,710
Danaher Corp.	57,900	4,626,789
Illinois Tool Works, Inc.	82,700	3,916,672

		9,646,171

Trading Companies & Distributors (0.6%)
W.W. Grainger, Inc.	20,800	2,248,896

Total Industrials		28,021,436

Information Technology (27.1%)
Communications Equipment (8.6%)
Cisco Systems, Inc.*	372,880	9,706,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Juniper Networks, Inc.*	273,300	$8,384,844
QUALCOMM, Inc.	216,700	9,099,233
Research In Motion Ltd.*	54,200	4,008,090

		31,198,234

Computers & Peripherals (4.4%)
Apple, Inc.*	47,800	11,229,654
International Business Machines Corp.	15,400	1,975,050
NetApp, Inc.*	86,400	2,813,184

		16,017,888

Electronic Equipment, Instruments & Components (0.3%)
Jabil Circuit, Inc.	69,100	1,118,729

Internet Software & Services (4.9%)
Akamai Technologies, Inc.*	55,200	1,733,832
eBay, Inc.*	76,600	2,064,370
Google, Inc., Class A*	23,380	13,256,694
Yahoo!, Inc.*	55,399	915,745

		17,970,641

IT Services (2.5%)
Paychex, Inc.	61,600	1,891,120
Visa, Inc., Class A	78,800	7,173,164

		9,064,284

Semiconductors & Semiconductor Equipment (1.7%)
Broadcom Corp., Class A	146,400	4,857,552
Maxim Integrated Products, Inc.	78,000	1,512,420

		6,369,972

Software (4.7%)
Adobe Systems, Inc.*	182,200	6,444,414
Nintendo Co., Ltd. (ADR)	118,400	4,931,360
Oracle Corp.	220,200	5,656,938

		17,032,712

Total Information Technology		98,772,460

Materials (6.6%)
Chemicals (2.2%)
Ecolab, Inc.	47,400	2,083,230
Monsanto Co.	83,500	5,963,570

		8,046,800

Construction Materials (1.2%)
Vulcan Materials Co.	89,200	4,213,808

Metals & Mining (3.2%)
Allegheny Technologies, Inc.	138,100	7,456,019
Cliffs Natural Resources, Inc.	61,400	4,356,330

		11,812,349

Total Materials		24,072,957

Telecommunication Services (1.8%)
Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	151,858	6,470,669

Total Telecommunication Services		6,470,669

Total Common Stocks (97.2%) (Cost $295,959,831)		354,657,129

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10 (Amortized Cost $9,380,490)	$9,380,490	$9,380,490

Total Investments (99.8%) (Cost/Amortized Cost $305,340,321)		364,037,619
Other Assets Less Liabilities (0.2%)		824,955

Net Assets (100%)		$364,862,574

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,579,512	$—	$—	$46,579,512
Consumer Staples	35,407,521	—	—	35,407,521
Energy	16,966,299	—	—	16,966,299
Financials	27,955,495	—	—	27,955,495
Health Care	70,410,780	—	—	70,410,780
Industrials	28,021,436	—	—	28,021,436
Information Technology	98,772,460	—	—	98,772,460
Materials	24,072,957	—	—	24,072,957
Telecommunication Services	6,470,669	—	—	6,470,669
Short-Term Investments	—	9,380,490	–	9,380,490

Total Assets	$354,657,129	$9,380,490	$—	$364,037,619

Total Liabilities	$—	$—	$—	$—

Total	$354,657,129	$9,380,490	$—	$364,037,619

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,106,666
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,971,226

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,309,034
Aggregate gross unrealized depreciation	(5,217,908)

Net unrealized appreciation	$58,091,126

Federal income tax cost of investments	$305,946,493

The Portfolio has a net capital loss carryforward of $168,770,670 of which $36,146,108 expires in the year 2010, $17,002,340 expires in the year 2011, $29,260,906 expires in the year 2016, and $86,361,316 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.2%)
Diversified Consumer Services (1.1%)
Strayer Education, Inc.^	57,500	$14,002,400

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	222,900	8,666,352
McDonald’s Corp.	156,900	10,468,368

		19,134,720

Household Durables (0.6%)
Stanley Black & Decker, Inc.	122,700	7,044,207

Media (3.7%)
CBS Corp., Class B^	213,600	2,977,584
DreamWorks Animation SKG, Inc., Class A*	144,700	5,699,733
Gannett Co., Inc.^	824,300	13,617,436
Scripps Networks Interactive, Inc., Class A	160,300	7,109,305
Time Warner Cable, Inc.	206,430	11,004,783
Viacom, Inc., Class B*	151,600	5,212,008

		45,620,849

Multiline Retail (1.7%)
Target Corp.	383,000	20,145,800

Specialty Retail (3.0%)
Home Depot, Inc.	331,600	10,727,260
Lowe’s Cos., Inc.	384,300	9,315,432
Urban Outfitters, Inc.*^	424,200	16,132,326

		36,175,018

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	157,200	6,212,544

Total Consumer Discretionary		148,335,538

Consumer Staples (11.0%)
Beverages (2.6%)
Coca-Cola Co.	163,700	9,003,500
PepsiCo, Inc.	341,900	22,620,104

		31,623,604

Food & Staples Retailing (1.1%)
Costco Wholesale Corp.	89,300	5,332,103
Wal-Mart Stores, Inc.	134,500	7,478,200

		12,810,303

Food Products (2.4%)
General Mills, Inc.	203,300	14,391,607
Kraft Foods, Inc., Class A	496,814	15,023,655

		29,415,262

Household Products (2.5%)
Colgate-Palmolive Co.	143,100	12,200,706
Procter & Gamble Co.	290,500	18,379,935

		30,580,641

Personal Products (0.5%)
Alberto-Culver Co.	225,900	5,907,285

Tobacco (1.9%)
Philip Morris International, Inc.	440,972	23,001,100

Total Consumer Staples		133,338,195

Energy (10.8%)
Energy Equipment & Services (2.2%)
Diamond Offshore Drilling, Inc.^	40,400	3,587,924
Schlumberger Ltd.	118,200	$7,500,972
Transocean Ltd.*	75,100	6,487,138
Weatherford International Ltd.*	582,600	9,240,036

		26,816,070

Oil, Gas & Consumable Fuels (8.6%)
Cenovus Energy, Inc.	444,800	11,658,208
Chevron Corp.	470,512	35,678,925
Pioneer Natural Resources Co.	337,300	18,996,736
Royal Dutch Shell plc (ADR), Class A	670,200	38,777,772

		105,111,641

Total Energy		131,927,711

Financials (14.0%)
Capital Markets (6.0%)
Bank of New York Mellon Corp.	222,600	6,873,888
BlackRock, Inc.^	11,000	2,395,360
Charles Schwab Corp.^	396,400	7,408,716
Goldman Sachs Group, Inc.	300,900	51,342,567
State Street Corp.	116,900	5,276,866

		73,297,397

Diversified Financial Services (2.8%)
CME Group, Inc.	19,700	6,227,367
JPMorgan Chase & Co.	618,936	27,697,386

		33,924,753

Insurance (3.8%)
Allstate Corp.	412,600	13,331,106
Aon Corp.	177,000	7,559,670
Berkshire Hathaway, Inc., Class A*	57	6,942,600
Progressive Corp.	542,700	10,360,143
RenaissanceReinsurance Holdings Ltd.	146,800	8,332,368

		46,525,887

Real Estate Investment Trusts (REITs) (1.4%)
Plum Creek Timber Co., Inc. (REIT)^	151,600	5,898,756
Ventas, Inc. (REIT)^	234,800	11,148,304

		17,047,060

Total Financials		170,795,097

Health Care (16.1%)
Biotechnology (2.8%)
Celgene Corp.*	547,100	33,898,316

Health Care Equipment & Supplies (2.6%)
Baxter International, Inc.	239,100	13,915,620
Boston Scientific Corp.*	985,400	7,114,588
Medtronic, Inc.	247,500	11,144,925

		32,175,133

Health Care Providers & Services (1.6%)
DaVita, Inc.*	306,175	19,411,495

Health Care Technology (1.6%)
Cerner Corp.*^	232,200	19,750,932

Life Sciences Tools & Services (0.6%)
Mettler-Toledo International, Inc.*	63,900	6,977,880

Pharmaceuticals (6.9%)
Allergan, Inc.	338,312	22,098,540
Johnson & Johnson	186,600	12,166,320
Merck & Co., Inc.	591,810	22,104,103

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc (ADR)^	412,600	$27,215,096

		83,584,059

Total Health Care		195,797,815

Industrials (8.9%)
Aerospace & Defense (0.4%)
Spirit AeroSystems Holdings, Inc., Class A*	228,900	5,351,682

Air Freight & Logistics (1.6%)
FedEx Corp.	206,400	19,277,760

Commercial Services & Supplies (0.6%)
Iron Mountain, Inc.	275,400	7,545,960

Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc.*^	134,700	6,087,093

Electrical Equipment (1.4%)
Emerson Electric Co.	211,400	10,641,876
First Solar, Inc.*^	50,200	6,157,030

		16,798,906

Industrial Conglomerates (0.4%)
General Electric Co.^	288,728	5,254,850

Machinery (2.6%)
Cummins, Inc.	199,600	12,365,220
Danaher Corp.	108,500	8,670,235
Illinois Tool Works, Inc.	121,800	5,768,448
Parker Hannifin Corp.	80,900	5,237,466

		32,041,369

Road & Rail (1.4%)
Norfolk Southern Corp.	296,500	16,571,385

Total Industrials		108,929,005

Information Technology (15.6%)
Communications Equipment (4.3%)
Cisco Systems, Inc.*	569,087	14,813,334
Juniper Networks, Inc.*^	523,800	16,070,184
QUALCOMM, Inc.	405,000	17,005,950
Research In Motion Ltd.*	60,600	4,481,370

		52,370,838

Computers & Peripherals (4.0%)
Apple, Inc.*	149,600	35,145,528
NetApp, Inc.*	406,500	13,235,640

		48,381,168

Electronic Equipment, Instruments & Components (1.1%)
Jabil Circuit, Inc.	815,800	13,207,802

Internet Software & Services (1.6%)
Google, Inc., Class A*	35,380	20,060,814

IT Services (1.7%)
Visa, Inc., Class A	226,400	20,609,192

Semiconductors & Semiconductor Equipment (0.8%)
Maxim Integrated Products, Inc.^	520,300	10,088,617

Software (2.1%)
Adobe Systems, Inc.*	275,300	9,737,361
Oracle Corp.	615,300	$15,807,057

		25,544,418

Total Information Technology		190,262,849

Materials (5.0%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	112,700	8,334,165
Monsanto Co.	83,400	5,956,428
Potash Corp. of Saskatchewan, Inc.	67,400	8,044,190

		22,334,783

Construction Materials (0.5%)
Vulcan Materials Co.^	124,900	5,900,276

Metals & Mining (2.7%)
Allegheny Technologies, Inc.^	214,300	11,570,057
Barrick Gold Corp.	165,300	6,337,602
Cliffs Natural Resources, Inc.	110,400	7,832,880
Nucor Corp.^	150,200	6,816,076

		32,556,615

Total Materials		60,791,674

Telecommunication Services (3.4%)
Diversified Telecommunication Services (0.4%)
tw telecom, Inc.*^	224,300	4,071,045

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	865,700	36,887,477

Total Telecommunication Services		40,958,522

Utilities (1.4%)
Electric Utilities (0.4%)
Edison International	156,100	5,333,937

Multi-Utilities (0.4%)
Sempra Energy	91,600	4,570,840

Water Utilities (0.6%)
American Water Works Co., Inc.	316,600	6,889,216

Total Utilities		16,793,993

Total Common Stocks (98.4%) (Cost $1,016,186,791)		1,197,930,399

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.2%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$1,950,087	1,950,087

Time Deposit (2.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10	30,532,482	30,532,482

Total Short-Term Investments (2.7%) (Amortized Cost $32,482,569)		32,482,569

Total Investments (101.1%) (Cost/Amortized Cost $1,048,669,360)		1,230,412,968
Other Assets Less Liabilities (-1.1%)		(13,111,446)

Net Assets (100%)		$1,217,301,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $1,989,089.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$148,335,538	$—	$—	$148,335,538
Consumer Staples	133,338,195	—	—	133,338,195
Energy	131,927,711	—	—	131,927,711
Financials	170,795,097	—	—	170,795,097
Health Care	195,797,815	—	—	195,797,815
Industrials	108,929,005	—	—	108,929,005
Information Technology	190,262,849	—	—	190,262,849
Materials	60,791,674	—	—	60,791,674
Telecommunication Services	40,958,522	—	—	40,958,522
Utilities	16,793,993	—	—	16,793,993
Short-Term Investments	—	32,482,569	—	32,482,569

Total Assets	$1,197,930,399	$32,482,569	$—	$1,230,412,968

Total Liabilities	$—	$—	$—	$—

Total	$1,197,930,399	$32,482,569	$—	$1,230,412,968

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$48,581,993
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$94,507,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$210,607,856
Aggregate gross unrealized depreciation	(28,864,248)

Net unrealized appreciation	$181,743,608

Federal income tax cost of investments	$1,048,669,360

At March 31, 2010, the Portfolio had loaned securities with a total value of $1,923,514. This was secured by collateral of $1,950,087, which was received as cash and subsequently invested in short-term investments currently valued at $1,950,087, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $423,362,470 of which $191,969,826 expires in the year 2016 and $231,392,644 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Auto Components (0.3%)
ArvinMeritor, Inc.*	200	$2,670
Autoliv, Inc.*^	35,000	1,803,550
BorgWarner, Inc.*	56,830	2,169,769
Federal Mogul Corp.*^	69,800	1,281,528
Fuel Systems Solutions, Inc.*^	11,800	377,128
Gentex Corp.	62,900	1,221,518
Goodyear Tire & Rubber Co.*	99,100	1,252,624
Johnson Controls, Inc.	272,530	8,990,765
Modine Manufacturing Co.*	830	9,329
Stoneridge, Inc.*	800	7,912

		17,116,793

Automobiles (0.4%)
Ford Motor Co.*^	1,344,200	16,896,594
Harley-Davidson, Inc.^	109,650	3,077,875
Thor Industries, Inc.	26,110	788,783
Winnebago Industries, Inc.*	1,470	21,477

		20,784,729

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,224
Genuine Parts Co.^	71,500	3,020,160
LKQ Corp.*	62,200	1,262,660

		4,284,044

Diversified Consumer Services (0.4%)
American Public Education, Inc.*^	8,600	400,760
Apollo Group, Inc., Class A*	53,030	3,250,209
Capella Education Co.*^	7,800	724,152
Career Education Corp.*	40,090	1,268,447
Coinstar, Inc.*	19,900	646,750
Corinthian Colleges, Inc.*^	34,300	603,337
DeVry, Inc.	25,800	1,682,160
Education Management Corp.*^	68,800	1,506,720
H&R Block, Inc.^	142,850	2,542,730
Hillenbrand, Inc.	26,700	587,133
ITT Educational Services, Inc.*	16,100	1,810,928
K12, Inc.*	16,500	366,465
Matthews International Corp., Class A	13,300	472,150
Regis Corp.	40,600	758,408
Sotheby’s, Inc.	48,300	1,501,647
Steiner Leisure Ltd.*	150	6,648
Strayer Education, Inc.^	6,000	1,461,120
Weight Watchers International, Inc.	15,500	395,715

		19,985,479

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	26,650	1,080,391
BJ’s Restaurants, Inc.*	550	12,815
Bob Evans Farms, Inc.^	23,530	727,312
Brinker International, Inc.	50,690	977,303
Burger King Holdings, Inc.	33,000	701,580
Carnival Corp.	192,560	7,486,733
CEC Entertainment, Inc.*^	22,050	839,885
Choice Hotels International, Inc.	15,500	539,555
Churchill Downs, Inc.	30	1,125
CKE Restaurants, Inc.	660	7,306
Darden Restaurants, Inc.	62,950	2,803,793
Denny’s Corp.*	2,590	9,946
Gaylord Entertainment Co.*	30,900	905,061
International Game Technology	144,360	2,663,442
International Speedway Corp., Class A	14,900	383,973
Interval Leisure Group, Inc.*	1,064	$15,492
Isle of Capri Casinos, Inc.*	420	3,268
Jack in the Box, Inc.*	25,580	602,409
Krispy Kreme Doughnuts, Inc.*	1,140	4,583
Las Vegas Sands Corp.*	126,200	2,669,130
Life Time Fitness, Inc.*	25,100	705,310
Marriott International, Inc., Class A	132,125	4,164,580
McDonald’s Corp.	449,440	29,986,637
O’Charleys, Inc.*	60	536
Panera Bread Co., Class A*	12,200	933,178
Papa John’s International, Inc.*	23,600	606,756
Penn National Gaming, Inc.*	500	13,900
Royal Caribbean Cruises Ltd.*^	61,750	2,037,132
Ruby Tuesday, Inc.*	1,320	13,952
Scientific Games Corp., Class A*^	30,000	422,400
Speedway Motorsports, Inc.	27,700	432,397
Starbucks Corp.*	322,550	7,828,289
Starwood Hotels & Resorts Worldwide, Inc.	86,700	4,043,688
Steak n Shake Co.*	27	10,294
Town Sports International Holdings, Inc.*	160	626
Vail Resorts, Inc.*	16,600	665,494
Wendy’s/Arby’s Group, Inc., Class A	192,500	962,500
WMS Industries, Inc.*	19,600	822,024
Wyndham Worldwide Corp.	80,470	2,070,493
Wynn Resorts Ltd.	22,100	1,675,843
Yum! Brands, Inc.	209,840	8,043,167

		87,874,298

Household Durables (0.6%)
Blyth, Inc.	360	11,250
CSS Industries, Inc.	240	4,824
D.R. Horton, Inc.	112,300	1,414,980
Ethan Allen Interiors, Inc.	26,010	536,586
Fortune Brands, Inc.^	65,850	3,194,384
Garmin Ltd.^	47,900	1,843,192
Harman International Industries, Inc.*	26,390	1,234,524
Jarden Corp.	29,900	995,371
KB Home	34,750	582,063
Leggett & Platt, Inc.	69,300	1,499,652
Lennar Corp., Class A	61,000	1,049,810
M.D.C. Holdings, Inc.	15,500	536,455
Meritage Homes Corp.*	35,900	753,900
Mohawk Industries, Inc.*	25,700	1,397,566
Newell Rubbermaid, Inc.	124,600	1,893,920
NVR, Inc.*	2,500	1,816,250
Pulte Group, Inc.*	134,500	1,513,125
Ryland Group, Inc.	25,700	576,708
Stanley Black & Decker, Inc.	69,035	3,963,299
Toll Brothers, Inc.*	56,300	1,171,040
Tupperware Brands Corp.	27,600	1,330,872
Whirlpool Corp.^	33,820	2,950,795

		30,270,566

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	140,480	19,067,350
Expedia, Inc.	91,010	2,271,610
HSN, Inc.*	924	27,203
Liberty Media Corp. - Interactive, Class A*	301,830	4,621,017
Netflix, Inc.*	19,160	1,412,858
Orbitz Worldwide, Inc.*	470	3,342
Overstock.com, Inc.*^	600	9,750
priceline.com, Inc.*	16,180	4,125,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterfly, Inc.*	670	$16,140

		31,555,170

Leisure Equipment & Products (0.1%)
Callaway Golf Co.^	41,600	366,912
Hasbro, Inc.	54,300	2,078,604
JAKKS Pacific, Inc.*	21,720	283,446
Leapfrog Enterprises, Inc.*	1,750	11,463
Mattel, Inc.	154,700	3,517,878
Pool Corp.	25,400	575,056
RC2 Corp.*	390	5,838
Steinway Musical Instruments, Inc.*	140	2,636

		6,841,833

Media (3.0%)
Arbitron, Inc.^	14,700	391,902
Ascent Media Corp., Class A*	250	6,812
Cablevision Systems Corp. - New York Group, Class A	100,350	2,422,449
CBS Corp., Class B	263,520	3,673,469
Central European Media Enterprises Ltd., Class A*	21,400	627,234
Clear Channel Outdoor Holdings, Inc., Class A*	92,040	976,544
Comcast Corp., Class A	1,230,724	23,162,226
DIRECTV, Class A*	415,846	14,059,753
Discovery Communications, Inc., Class C*	119,850	3,524,789
DISH Network Corp., Class A	115,060	2,395,549
Gannett Co., Inc.	106,620	1,761,362
Global Sources Ltd.*	523	3,405
Harte-Hanks, Inc.	1,100	14,146
Interactive Data Corp.	19,100	611,200
Interpublic Group of Cos., Inc.*	192,700	1,603,264
Knology, Inc.*	70	941
Lamar Advertising Co., Class A*	37,000	1,270,950
Liberty Global, Inc., Class A*^	151,700	4,423,572
Live Nation Entertainment, Inc.*	51,860	751,970
Madison Square Garden, Inc., Class A*	25,087	545,141
McGraw-Hill Cos., Inc.^	142,430	5,077,629
Mediacom Communications Corp., Class A*	106,800	635,460
Morningstar, Inc.*	13,000	625,170
News Corp., Class A	992,194	14,297,516
Omnicom Group, Inc.	141,700	5,499,377
Time Warner Cable, Inc.	154,302	8,225,840
Time Warner, Inc.	522,026	16,323,753
Viacom, Inc., Class B*	250,460	8,610,815
Virgin Media, Inc.^	135,100	2,331,826
Walt Disney Co.	793,868	27,713,932
Warner Music Group Corp.*^	138,550	957,380
World Wrestling Entertainment, Inc., Class A	32,700	565,710

		153,091,086

Multiline Retail (0.9%)
Big Lots, Inc.*	36,400	1,325,688
Dollar Tree, Inc.*	37,350	2,211,867
Family Dollar Stores, Inc.	55,850	2,044,668
J.C. Penney Co., Inc.	106,650	3,430,931
Kohl’s Corp.*	144,410	7,910,780
Macy’s, Inc.	203,500	4,430,195
Nordstrom, Inc.	79,290	3,238,996
Saks, Inc.*	86,100	740,460
Sears Holdings Corp.*^	20,900	2,266,187
Target Corp.	307,260	$16,161,876

		43,761,648

Specialty Retail (2.2%)
Abercrombie & Fitch Co., Class A^	36,600	1,670,424
Advance Auto Parts, Inc.	42,950	1,800,464
AnnTaylor Stores Corp.*^	55,500	1,148,850
AutoZone, Inc.*	17,290	2,992,726
Barnes & Noble, Inc.	24,670	533,365
bebe Stores, Inc.	62,900	559,810
Bed Bath & Beyond, Inc.*	118,850	5,200,876
Best Buy Co., Inc.^	150,210	6,389,933
Borders Group, Inc.*	1,010	1,737
Buckle, Inc.^	19,100	702,116
Cabela’s, Inc.*^	62,700	1,096,623
CarMax, Inc.*^	100,250	2,518,280
Cato Corp., Class A	80	1,715
Charming Shoppes, Inc.*	2,540	13,868
Chico’s FAS, Inc.	1,350	19,467
Children’s Place Retail Stores, Inc.*	450	20,048
Christopher & Banks Corp.^	1,620	12,960
Collective Brands, Inc.*	34,310	780,209
Dick’s Sporting Goods, Inc.*	41,500	1,083,565
DSW, Inc., Class A*	33,940	866,488
Foot Locker, Inc.	68,400	1,028,736
Gap, Inc.	215,890	4,989,218
Guess?, Inc.	29,000	1,362,420
Gymboree Corp.*	18,980	979,937
hhgregg, Inc.*	60	1,514
Home Depot, Inc.	680,160	22,003,176
J. Crew Group, Inc.*^	29,300	1,344,870
Limited Brands, Inc.	119,890	2,951,692
Lowe’s Cos., Inc.	633,840	15,364,282
Men’s Wearhouse, Inc.^	34,000	813,960
New York & Co., Inc.*	1,660	7,951
O’Reilly Automotive, Inc.*	56,950	2,375,385
PetSmart, Inc.	50,500	1,613,980
RadioShack Corp.	61,100	1,382,693
Rent-A-Center, Inc.*	33,110	783,052
Ross Stores, Inc.	58,880	3,148,314
Sally Beauty Holdings, Inc.*^	102,890	917,779
Sherwin-Williams Co.	42,600	2,883,168
Signet Jewelers Ltd.*	380	12,289
Sonic Automotive, Inc., Class A*	990	10,890
Stage Stores, Inc.	1,110	17,083
Staples, Inc.	311,850	7,294,172
Systemax, Inc.^	1,000	21,740
Tiffany & Co.	54,700	2,597,703
TJX Cos., Inc.	183,900	7,819,428
Tractor Supply Co.^	15,500	899,775
Urban Outfitters, Inc.*	49,350	1,876,781
Wet Seal, Inc., Class A*	3,010	14,328
Williams-Sonoma, Inc.	52,900	1,390,741
Zumiez, Inc.*	1,260	25,817

		113,346,398

Textiles, Apparel & Luxury Goods (0.7%)
American Apparel, Inc.*	280	848
Carter’s, Inc.*	24,680	744,102
Coach, Inc.	152,220	6,015,734
Crocs, Inc.*	1,390	12,190
Deckers Outdoor Corp.*	6,000	828,000
Fossil, Inc.*	26,200	988,788
Hanesbrands, Inc.*	42,700	1,187,914
Jones Apparel Group, Inc.	53,230	1,012,435
K-Swiss, Inc., Class A*	350	3,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Liz Claiborne, Inc.*^	71,600	$531,988
Maidenform Brands, Inc.*	310	6,774
Movado Group, Inc.*	280	3,158
NIKE, Inc., Class B	160,680	11,809,980
Oxford Industries, Inc.	990	20,127
Perry Ellis International, Inc.*	700	15,855
Phillips-Van Heusen Corp.	23,440	1,344,519
Polo Ralph Lauren Corp.	27,070	2,302,033
Skechers U.S.A., Inc., Class A*	35,000	1,271,200
Steven Madden Ltd.*	60	2,928
Timberland Co., Class A*	36,300	774,642
Under Armour, Inc., Class A*^	16,400	482,324
Unifi, Inc.*	2,210	8,044
UniFirst Corp.	180	9,270
VF Corp.	38,600	3,093,790
Volcom, Inc.*	190	3,709
Warnaco Group, Inc.*	22,800	1,087,788
Wolverine World Wide, Inc.	21,100	615,276

		34,177,077

Total Consumer Discretionary		563,089,121

Consumer Staples (10.1%)
Beverages (2.1%)
Brown-Forman Corp., Class B	44,800	2,663,360
Central European Distribution Corp.*	17,900	626,679
Coca-Cola Co.	953,070	52,418,850
Coca-Cola Enterprises, Inc.	136,200	3,767,292
Dr. Pepper Snapple Group, Inc.	112,710	3,964,011
Molson Coors Brewing Co., Class B	49,250	2,071,455
PepsiCo, Inc.	665,390	44,022,202

		109,533,849

Food & Staples Retailing (2.4%)
Andersons, Inc.	180	6,026
Casey’s General Stores, Inc.	410	12,874
Costco Wholesale Corp.	188,050	11,228,465
CVS Caremark Corp.	586,410	21,439,150
Kroger Co.	275,510	5,967,547
Pantry, Inc.*	650	8,119
Ruddick Corp.^	16,800	531,552
Safeway, Inc.	191,840	4,769,142
Spartan Stores, Inc.^	16,400	236,488
Sysco Corp.	263,150	7,762,925
United Natural Foods, Inc.*	20,200	568,226
Walgreen Co.	420,380	15,591,894
Wal-Mart Stores, Inc.	895,420	49,785,352
Weis Markets, Inc.	12,700	461,772
Whole Foods Market, Inc.*	53,500	1,934,025
Winn-Dixie Stores, Inc.*	28,850	360,337

		120,663,894

Food Products (1.8%)
Archer-Daniels-Midland Co.	282,060	8,151,534
Bunge Ltd.^	51,980	3,203,527
Cal-Maine Foods, Inc.	16,800	569,352
Campbell Soup Co.	92,000	3,252,200
ConAgra Foods, Inc.	195,850	4,909,960
Corn Products International, Inc.	30,600	1,060,596
Darling International, Inc.*	88,070	789,107
Del Monte Foods Co.	86,610	1,264,506
Flowers Foods, Inc.^	700	17,318
Fresh Del Monte Produce, Inc.*	440	8,910
General Mills, Inc.	141,300	10,002,627
Green Mountain Coffee Roasters, Inc.*	3,822	370,046
H.J. Heinz Co.	135,900	6,198,399
Hain Celestial Group, Inc.*	20,900	362,615
Hershey Co.	66,050	$2,827,601
J&J Snack Foods Corp.	13,990	608,145
J.M. Smucker Co.	52,627	3,171,303
Kellogg Co.	106,800	5,706,324
Kraft Foods, Inc., Class A	705,210	21,325,550
Lancaster Colony Corp.	14,100	831,336
Lance, Inc.	21,600	499,608
McCormick & Co., Inc. (Non-Voting)	48,950	1,877,722
Mead Johnson Nutrition Co., Class A	81,200	4,224,836
Ralcorp Holdings, Inc.*	23,000	1,558,940
Sara Lee Corp.	308,450	4,296,709
Synutra International, Inc.*^	39,100	884,051
Tootsie Roll Industries, Inc.	18,068	488,385
TreeHouse Foods, Inc.*^	15,900	697,533
Tyson Foods, Inc., Class A	179,100	3,429,765

		92,588,505

Household Products (2.2%)
Church & Dwight Co., Inc.	28,950	1,938,202
Clorox Co.	58,750	3,768,225
Colgate-Palmolive Co.	216,910	18,493,747
Energizer Holdings, Inc.*	25,850	1,622,346
Kimberly-Clark Corp.	176,800	11,117,184
Procter & Gamble Co.	1,173,980	74,277,715

		111,217,419

Personal Products (0.2%)
Alberto-Culver Co.	600	15,690
Avon Products, Inc.	198,350	6,718,114
Elizabeth Arden, Inc.*	430	7,740
Estee Lauder Cos., Inc., Class A	41,950	2,721,297
Inter Parfums, Inc.	410	6,076
NBTY, Inc.*	550	26,389
Prestige Brands Holdings, Inc.*	130	1,170

		9,496,476

Tobacco (1.4%)
Altria Group, Inc.	837,390	17,183,243
Lorillard, Inc.	75,050	5,646,762
Philip Morris International, Inc.	811,530	42,329,404
Reynolds American, Inc.	74,700	4,032,306

		69,191,715

Total Consumer Staples		512,691,858

Energy (10.2%)
Energy Equipment & Services (1.8%)
Allis-Chalmers Energy, Inc.*	1,490	5,275
Atwood Oceanics, Inc.*	25,000	865,750
Baker Hughes, Inc.^	140,960	6,602,566
Basic Energy Services, Inc.*	1,750	13,492
BJ Services Co.	128,200	2,743,480
Bristow Group, Inc.*^	18,000	679,140
Cal Dive International, Inc.*	60,000	439,800
Cameron International Corp.*	100,750	4,318,145
Complete Production Services, Inc.*	44,480	513,744
Diamond Offshore Drilling, Inc.^	30,510	2,709,593
Dresser-Rand Group, Inc.*	37,500	1,178,250
ENGlobal Corp.*	840	2,327
FMC Technologies, Inc.*	61,300	3,961,819
Gulfmark Offshore, Inc., Class A*	13,500	358,425
Halliburton Co.	384,230	11,576,850
Helix Energy Solutions Group, Inc.*	44,290	577,099
Helmerich & Payne, Inc.^	47,400	1,804,992
Hercules Offshore, Inc.*	350	1,509
ION Geophysical Corp.*^	93,100	458,052
Key Energy Services, Inc.*	79,290	757,219
Lufkin Industries, Inc.	8,920	706,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nabors Industries Ltd.*	118,390	$2,323,996
National Oilwell Varco, Inc.	187,280	7,599,822
Patterson-UTI Energy, Inc.	63,600	888,492
Pride International, Inc.*	75,720	2,279,929
Schlumberger Ltd.	479,820	30,449,377
Seahawk Drilling, Inc.*	5,047	95,136
Smith International, Inc.	96,950	4,151,399
Superior Energy Services, Inc.*	630	13,243
T-3 Energy Services, Inc.*	720	17,683
TETRA Technologies, Inc.*	1,460	17,841
Unit Corp.*	20,200	854,056
Willbros Group, Inc.*	44,500	534,445

		89,498,964

Oil, Gas & Consumable Fuels (8.4%)
Alpha Natural Resources, Inc.*	49,067	2,447,953
Anadarko Petroleum Corp.	205,180	14,943,259
Apache Corp.	142,080	14,421,120
Apco Oil and Gas International, Inc.^	16,300	441,078
Arch Coal, Inc.	68,500	1,565,225
Arena Resources, Inc.*	16,400	547,760
Atlas Energy, Inc.*	20,100	625,512
Berry Petroleum Co., Class A^	23,500	661,760
Bill Barrett Corp.*	20,430	627,405
BPZ Resources, Inc.*^	56,300	413,805
Cabot Oil & Gas Corp.	45,100	1,659,680
Carrizo Oil & Gas, Inc.*^	19,100	438,345
Chesapeake Energy Corp.	253,610	5,995,340
Chevron Corp.	803,900	60,959,737
Cimarex Energy Co.	35,160	2,087,801
Clayton Williams Energy, Inc.*	8,800	307,824
Concho Resources, Inc.*	30,800	1,551,088
ConocoPhillips	609,950	31,211,141
Consol Energy, Inc.	80,350	3,427,731
Contango Oil & Gas Co.*	8,880	454,212
CVR Energy, Inc.*	50	438
Delek U.S. Holdings, Inc.	1,230	8,954
Denbury Resources, Inc.*	168,659	2,845,277
Devon Energy Corp.	192,630	12,411,151
El Paso Corp.	303,250	3,287,230
EOG Resources, Inc.	105,700	9,823,758
Exxon Mobil Corp.#	1,956,810	131,067,134
Frontier Oil Corp.	45,970	620,595
Frontline Ltd.^	18,100	554,403
General Maritime Corp.	558	4,012
GMX Resources, Inc.*^	11,700	96,174
Hess Corp.	127,520	7,976,376
Holly Corp.^	23,200	647,512
International Coal Group, Inc.*	148,900	680,473
Knightsbridge Tankers Ltd.	110	1,863
Marathon Oil Corp.	317,490	10,045,384
Mariner Energy, Inc.*	39,510	591,465
Massey Energy Co.	34,900	1,824,921
Murphy Oil Corp.	85,320	4,794,131
Newfield Exploration Co.*	58,150	3,026,708
Noble Energy, Inc.	71,230	5,199,790
Nordic American Tanker Shipping Ltd.	14,600	441,942
Occidental Petroleum Corp.	339,560	28,706,402
Overseas Shipholding Group, Inc.^	11,700	458,991
Patriot Coal Corp.*	34,900	714,054
Peabody Energy Corp.	114,700	5,241,790
Penn Virginia Corp.	18,700	458,150
Petrohawk Energy Corp.*	107,500	2,180,100
PetroQuest Energy, Inc.*	420	2,113
Pioneer Natural Resources Co.^	51,850	2,920,192
Plains Exploration & Production Co.*	51,850	$1,554,982
Quicksilver Resources, Inc.*	44,800	630,336
Range Resources Corp.^	65,750	3,081,702
SandRidge Energy, Inc.*^	43,900	338,030
Southern Union Co.^	49,900	1,265,963
Southwestern Energy Co.*	147,750	6,016,380
Spectra Energy Corp.^	280,900	6,328,677
St. Mary Land & Exploration Co.	25,800	898,098
Stone Energy Corp.*	18,200	323,050
Swift Energy Co.*	16,320	501,677
Teekay Corp.	26,100	593,514
Tesoro Corp.^	55,810	775,759
Valero Energy Corp.	223,430	4,401,571
W&T Offshore, Inc.	1,110	9,324
Western Refining, Inc.*^	50,200	276,100
Whiting Petroleum Corp.*	18,300	1,479,372
Williams Cos., Inc.	261,600	6,042,960
World Fuel Services Corp.^	27,400	729,936
XTO Energy, Inc.	241,150	11,377,457

		428,044,147

Total Energy		517,543,111

Financials (16.0%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*^	19,440	1,535,760
American Capital Ltd.*	71,305	362,229
Ameriprise Financial, Inc.	109,360	4,960,570
Apollo Investment Corp.	63,900	813,447
Ares Capital Corp.^	70,900	1,052,156
Bank of New York Mellon Corp.	515,850	15,929,448
BGC Partners, Inc., Class A	300	1,833
BlackRock, Inc.	13,110	2,854,834
Charles Schwab Corp.	413,934	7,736,426
Cohen & Steers, Inc.	33,000	823,680
E*TRADE Financial Corp.*	247,100	407,715
Eaton Vance Corp.	46,940	1,574,368
Federated Investors, Inc., Class B^	36,800	970,784
Franklin Resources, Inc.	73,630	8,165,567
GAMCO Investors, Inc., Class A	13,460	612,430
GFI Group, Inc.	620	3,584
GLG Partners, Inc.*^	149,700	459,579
Goldman Sachs Group, Inc.	207,300	35,371,599
Greenhill & Co., Inc.	7,800	640,302
Invesco Ltd.	180,800	3,961,328
KBW, Inc.*	18,300	492,270
Knight Capital Group, Inc., Class A*	1,310	19,978
LaBranche & Co., Inc.*	4,530	23,828
Lazard Ltd., Class A	34,700	1,238,790
Legg Mason, Inc.^	57,050	1,635,623
MF Global Holdings Ltd.*	820	6,617
Morgan Stanley	578,373	16,940,545
Northern Trust Corp.	102,150	5,644,809
Penson Worldwide, Inc.*	740	7,452
Piper Jaffray Cos., Inc.*	12,500	503,750
Raymond James Financial, Inc.^	57,000	1,524,180
Riskmetrics Group, Inc.*	32,100	725,781
SEI Investments Co.	59,650	1,310,510
State Street Corp.	213,250	9,626,105
Stifel Financial Corp.*	11,200	602,000
SWS Group, Inc.	1,820	20,985
T. Rowe Price Group, Inc.	119,580	6,568,529
TD Ameritrade Holding Corp.*	128,336	2,446,084
Thomas Weisel Partners Group, Inc.*	90	353
Virtus Investment Partners, Inc.*	91	1,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Waddell & Reed Financial, Inc., Class A	51,220	$1,845,969

		139,423,693

Commercial Banks (3.2%)
Associated Banc-Corp^	1,100	15,180
BancFirst Corp.^	8,900	372,999
BancorpSouth, Inc.^	59,550	1,248,168
Bank of Hawaii Corp.	20,900	939,455
Bank of the Ozarks, Inc.^	13,600	478,584
BB&T Corp.	279,750	9,061,103
BOK Financial Corp.^	9,750	511,290
Boston Private Financial Holdings, Inc.^	58,230	429,155
Capital City Bank Group, Inc.	15,400	219,450
CapitalSource, Inc.	100,680	562,801
Cathay General Bancorp	21,630	251,989
Central Pacific Financial Corp.*^	2,110	3,545
Chemical Financial Corp.^	15,800	373,196
City Holding Co.^	11,030	378,219
City National Corp./California^	400	21,588
CoBiz Financial, Inc.	190	1,184
Columbia Banking System, Inc.	360	7,312
Comerica, Inc.	66,600	2,533,464
Commerce Bancshares, Inc./Missouri	26,197	1,077,745
Community Bank System, Inc.^	17,900	407,762
Community Trust Bancorp, Inc.^	13,600	368,424
Cullen/Frost Bankers, Inc.	24,500	1,367,100
CVB Financial Corp.^	35,000	347,550
East West Bancorp, Inc.	26,400	459,888
F.N.B. Corp./Pennsylvania^	38,100	308,991
Fifth Third Bancorp	338,450	4,599,535
First BanCorp/Puerto Rico^	42,400	102,184
First Busey Corp.	24,100	106,522
First Citizens BancShares, Inc./North Carolina, Class A	2,800	556,528
First Commonwealth Financial Corp.	38,600	259,006
First Financial Bancorp	32,400	576,396
First Financial Bankshares, Inc.^	9,000	463,950
First Financial Corp./Indiana^	10,700	309,872
First Horizon National Corp.*	99,934	1,404,076
First Midwest Bancorp, Inc./Illinois	20,700	280,485
FirstMerit Corp.	34,795	750,528
Glacier Bancorp, Inc.^	24,600	374,658
Guaranty Bancorp*	320	509
Hancock Holding Co.^	11,100	464,091
Harleysville National Corp.	32,100	215,070
Huntington Bancshares, Inc./Ohio	169,600	910,752
IBERIABANK Corp.	8,400	504,084
Independent Bank Corp./Massachusetts^	16,700	411,822
International Bancshares Corp.	22,010	506,010
Investors Bancorp, Inc.*	30,300	399,960
KeyCorp	339,300	2,629,575
M&T Bank Corp.^	29,699	2,357,507
MainSource Financial Group, Inc.	240	1,615
Marshall & Ilsley Corp.	170,900	1,375,745
MB Financial, Inc.^	15,900	358,227
NBT Bancorp, Inc.^	16,500	377,025
Old National Bancorp/Indiana	28,300	338,185
Old Second Bancorp, Inc.	10	66
Pacific Capital Bancorp N.A.*^	27,780	50,282
PacWest Bancorp^	15,730	358,959
Park National Corp.^	6,500	405,015
Pinnacle Financial Partners, Inc.*^	15,700	237,227
PNC Financial Services Group, Inc.	208,218	12,430,615
Popular, Inc.*	123,100	$358,221
PrivateBancorp, Inc.	12,900	176,730
Prosperity Bancshares, Inc.	15,900	651,900
Regions Financial Corp.^	498,900	3,916,365
Republic Bancorp, Inc./Kentucky, Class A^	18,900	356,076
S&T Bancorp, Inc.^	13,000	271,700
Sandy Spring Bancorp, Inc.	10	150
Santander BanCorp*	200	2,454
Signature Bank/New York*	14,900	552,045
Simmons First National Corp., Class A	30	827
Sterling Bancorp/New York	90	904
SunTrust Banks, Inc.^	212,250	5,686,177
Susquehanna Bancshares, Inc.^	35,400	347,274
SVB Financial Group*^	13,400	625,244
Synovus Financial Corp.^	133,000	437,570
TCF Financial Corp.^	56,950	907,783
Texas Capital Bancshares, Inc.*	25,300	480,447
Tompkins Financial Corp.^	9,239	337,039
TowneBank/Virginia^	19,300	269,428
Trico Bancshares	50	995
Trustmark Corp.^	23,350	570,440
U.S. Bancorp	760,990	19,694,421
UMB Financial Corp.	13,250	537,950
Umpqua Holdings Corp.	27,590	365,843
United Bankshares, Inc.^	15,700	411,654
United Community Banks, Inc./Georgia*	36,021	158,853
Valley National Bancorp	62,050	953,708
Webster Financial Corp.^	25,700	449,493
Wells Fargo & Co.^	2,116,219	65,856,735
WesBanco, Inc.	16,900	274,794
Westamerica Bancorp	12,600	726,390
Western Alliance Bancorp*^	35,020	199,264
Whitney Holding Corp./Louisiana	27,570	380,190
Wilmington Trust Corp.^	28,400	470,588
Wintrust Financial Corp.^	17,700	658,617
Zions Bancorp.^	51,100	1,115,002

		164,065,494

Consumer Finance (0.7%)
American Express Co.	406,856	16,786,879
AmeriCredit Corp.*	78,670	1,869,199
Capital One Financial Corp.^	194,370	8,048,862
Cash America International, Inc.	14,600	576,408
Credit Acceptance Corp.*	28,800	1,187,712
Discover Financial Services	236,170	3,518,933
Dollar Financial Corp.*	540	12,992
EZCORP, Inc., Class A*	26,400	543,840
First Cash Financial Services, Inc.*	350	7,549
Nelnet, Inc., Class A	1,130	20,973
SLM Corp.*^	189,684	2,374,844
Student Loan Corp.	90	3,198

		34,951,389

Diversified Financial Services (3.9%)
Bank of America Corp.	4,028,782	71,913,759
Citigroup, Inc.*	7,668,722	31,058,324
CME Group, Inc.	29,633	9,367,288
Encore Capital Group, Inc.*	210	3,454
Interactive Brokers Group, Inc., Class A*	22,340	360,791
IntercontinentalExchange, Inc.*^	32,350	3,629,023
JPMorgan Chase & Co.	1,599,225	71,565,319
Leucadia National Corp.*	88,450	2,194,445

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Life Partners Holdings, Inc.	60	$1,330
MarketAxess Holdings, Inc.	60	944
Moody’s Corp.^	91,750	2,729,562
MSCI, Inc., Class A*	30,550	1,102,855
NASDAQ OMX Group, Inc.*	59,000	1,246,080
NYSE Euronext	110,650	3,276,347
PHH Corp.*	860	20,270
PICO Holdings, Inc.*	60	2,231

		198,472,022

Insurance (3.0%)
Aflac, Inc.	209,250	11,360,183
Allied World Assurance Co. Holdings Ltd./Bermuda	380	17,043
Allstate Corp.	241,740	7,810,619
American Equity Investment Life Holding Co.	2,100	22,365
American Financial Group, Inc./Ohio	33,330	948,239
American International Group, Inc.*^	45,636	1,558,013
American National Insurance Co.	6,620	751,635
American Physicians Capital, Inc.	146	4,665
AMERISAFE, Inc.*	840	13,751
Amtrust Financial Services, Inc.	44,760	624,402
Aon Corp.	117,000	4,997,070
Arch Capital Group Ltd.*	18,700	1,425,875
Argo Group International Holdings Ltd.	13,329	434,392
Arthur J. Gallagher & Co.^	39,500	969,725
Aspen Insurance Holdings Ltd.	570	16,439
Assurant, Inc.	48,100	1,653,678
Assured Guaranty Ltd.	47,400	1,041,378
Axis Capital Holdings Ltd.	64,970	2,030,962
Brown & Brown, Inc.^	49,800	892,416
Chubb Corp.	158,860	8,236,891
Cincinnati Financial Corp.	65,020	1,879,078
CNA Financial Corp.*^	30,260	808,547
CNA Surety Corp.*	28,900	514,131
Delphi Financial Group, Inc., Class A	690	17,360
EMC Insurance Group, Inc.	30	676
Employers Holdings, Inc.	31,180	463,023
Endurance Specialty Holdings Ltd.	24,000	891,600
Enstar Group, Ltd.*	6,500	449,540
Erie Indemnity Co., Class A	13,200	569,316
Everest Reinsurance Group Ltd.	27,700	2,241,761
FBL Financial Group, Inc., Class A	190	4,651
Flagstone Reinsurance Holdings Ltd.	40,000	458,400
FPIC Insurance Group, Inc.*	405	10,980
Genworth Financial, Inc., Class A*	183,700	3,369,058
Hanover Insurance Group, Inc.	22,290	972,067
Harleysville Group, Inc.^	13,310	449,346
Hartford Financial Services Group, Inc.	172,910	4,914,102
HCC Insurance Holdings, Inc.	52,780	1,456,728
Hilltop Holdings, Inc.*	47,080	553,190
Infinity Property & Casualty Corp.	10,500	477,120
Lincoln National Corp.	131,550	4,038,585
Loews Corp.	138,992	5,181,622
Maiden Holdings Ltd.	60	443
Marsh & McLennan Cos., Inc.	227,150	5,547,003
Max Capital Group Ltd.	26,900	618,431
Mercury General Corp.	11,300	494,036
MetLife, Inc.	248,960	10,789,926
Montpelier Reinsurance Holdings Ltd.	39,680	667,021
National Interstate Corp.	10	207
National Western Life Insurance Co., Class A	2,100	$387,135
Navigators Group, Inc.*	8,380	329,585
Old Republic International Corp.	98,880	1,253,798
OneBeacon Insurance Group Ltd., Class A^	38,870	670,507
PartnerReinsurance Ltd.	33,260	2,651,487
Phoenix Cos., Inc.*^	84,810	205,240
Platinum Underwriters Holdings Ltd.	21,680	803,894
PMA Capital Corp., Class A*	390	2,395
Presidential Life Corp.	250	2,492
Principal Financial Group, Inc.	132,400	3,867,404
ProAssurance Corp.*	13,700	801,998
Progressive Corp.	287,100	5,480,739
Protective Life Corp.	44,800	985,152
Prudential Financial, Inc.	193,431	11,702,576
Reinsurance Group of America, Inc.	26,010	1,366,045
RenaissanceReinsurance Holdings Ltd.^	26,200	1,487,112
RLI Corp.^	8,140	464,143
Safety Insurance Group, Inc.	11,300	425,671
Selective Insurance Group, Inc.	23,400	388,440
StanCorp Financial Group, Inc.	22,680	1,080,248
State Auto Financial Corp.	270	4,847
Stewart Information Services Corp.	250	3,450
Torchmark Corp.	38,680	2,069,767
Transatlantic Holdings, Inc.	11,300	596,640
Travelers Cos., Inc.	227,570	12,275,126
United America Indemnity Ltd., Class A*	361	3,455
United Fire & Casualty Co.	18,570	334,074
Unitrin, Inc.	21,400	600,270
Unum Group	157,900	3,911,183
Validus Holdings Ltd.	48,618	1,338,454
Wesco Financial Corp.	1,400	539,700
White Mountains Insurance Group Ltd.	3,900	1,384,500
XL Capital Ltd., Class A	156,470	2,957,283
Zenith National Insurance Corp.	15,600	597,792

		153,620,291

Real Estate Investment Trusts (REITs) (2.1%)
Acadia Realty Trust (REIT)^	30,325	541,605
Alexander’s, Inc. (REIT)*^	1,300	388,869
Alexandria Real Estate Equities, Inc. (REIT)	14,880	1,005,888
AMB Property Corp. (REIT)	48,910	1,332,308
American Campus Communities, Inc. (REIT)	19,200	531,072
Annaly Capital Management, Inc. (REIT)	229,258	3,938,652
Apartment Investment & Management Co. (REIT), Class A	43,188	795,091
AvalonBay Communities, Inc. (REIT)^	35,749	3,086,926
BioMed Realty Trust, Inc. (REIT)	35,200	582,208
Boston Properties, Inc. (REIT)	55,170	4,162,025
Brandywine Realty Trust (REIT)	51,000	622,710
BRE Properties, Inc. (REIT)	60	2,145
Camden Property Trust (REIT)	44,880	1,868,354
Capstead Mortgage Corp. (REIT)	41,700	498,732
CBL & Associates Properties, Inc. (REIT)	77,091	1,056,147
Corporate Office Properties Trust/Maryland (REIT)	21,109	847,104
Cousins Properties, Inc. (REIT)	34,506	286,745

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
DCT Industrial Trust, Inc. (REIT)	91,400	$478,022
Developers Diversified Realty Corp. (REIT)^	84,708	1,030,896
Digital Realty Trust, Inc. (REIT)^	33,589	1,820,524
Douglas Emmett, Inc. (REIT)^	53,300	819,221
EastGroup Properties, Inc. (REIT)	12,100	456,654
Entertainment Properties Trust (REIT)^	14,840	610,369
Equity Lifestyle Properties, Inc. (REIT)	10,900	587,292
Equity One, Inc. (REIT)	31,300	591,257
Equity Residential (REIT)	122,887	4,811,026
Essex Property Trust, Inc. (REIT)^	11,300	1,016,435
Federal Realty Investment Trust (REIT)	27,780	2,022,662
Franklin Street Properties Corp. (REIT)^	41,600	600,288
Hatteras Financial Corp. (REIT)^	18,700	481,899
HCP, Inc. (REIT)	123,597	4,078,701
Health Care REIT, Inc. (REIT)^	48,317	2,185,378
Healthcare Realty Trust, Inc. (REIT)	28,300	659,107
Highwoods Properties, Inc. (REIT)	29,530	936,987
Home Properties, Inc. (REIT)^	13,610	636,948
Hospitality Properties Trust (REIT)	43,400	1,039,430
Host Hotels & Resorts, Inc. (REIT)^	248,713	3,643,645
HRPT Properties Trust (REIT)	132,000	1,026,960
Inland Real Estate Corp. (REIT)	39,600	362,340
Investors Real Estate Trust (REIT)^	42,400	382,448
Kilroy Realty Corp. (REIT)^	14,700	453,348
Kimco Realty Corp. (REIT)	162,122	2,535,588
LaSalle Hotel Properties (REIT)	37,300	869,090
Lexington Realty Trust (REIT)	69,728	453,929
Liberty Property Trust (REIT)	43,552	1,478,155
LTC Properties, Inc. (REIT)	20,600	557,436
Macerich Co. (REIT)	42,284	1,619,900
Mack-Cali Realty Corp. (REIT)	31,539	1,111,750
MFA Financial, Inc. (REIT)	87,250	642,160
National Health Investors, Inc. (REIT)^	14,680	568,997
National Retail Properties, Inc. (REIT)^	38,290	874,161
Nationwide Health Properties, Inc. (REIT)	47,714	1,677,147
Omega Healthcare Investors, Inc. (REIT)	240	4,678
Plum Creek Timber Co., Inc. (REIT)^	76,314	2,969,378
Post Properties, Inc. (REIT)	27,600	607,752
Potlatch Corp. (REIT)	18,640	653,146
ProLogis (REIT)^	191,206	2,523,919
PS Business Parks, Inc. (REIT)	9,900	528,660
Public Storage (REIT)	57,202	5,262,012
Rayonier, Inc. (REIT)	34,350	1,560,521
Realty Income Corp. (REIT)^	45,831	1,406,553
Regency Centers Corp. (REIT)	31,486	1,179,780
Saul Centers, Inc. (REIT)	11,800	488,520
Senior Housing Properties Trust (REIT)	54,290	1,202,524
Simon Property Group, Inc. (REIT)^	96,559	8,101,300
SL Green Realty Corp. (REIT)^	35,100	2,010,177
Sovran Self Storage, Inc. (REIT)^	14,800	515,928
Tanger Factory Outlet Centers (REIT)	14,750	636,610
Taubman Centers, Inc. (REIT)	500	19,960
UDR, Inc. (REIT)	64,036	1,129,595
Ventas, Inc. (REIT)	74,104	3,518,458
Vornado Realty Trust (REIT)^	63,847	$4,833,218
Walter Investment Management Corp. (REIT)	8,947	143,152
Washington Real Estate Investment Trust (REIT)^	24,370	744,503
Weingarten Realty Investors (REIT)^	36,986	797,418

		105,504,493

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,522
CB Richard Ellis Group, Inc., Class A*	108,150	1,714,177
Forest City Enterprises, Inc., Class A*^	50,700	730,587
Forestar Group, Inc.*	60	1,133
Jones Lang LaSalle, Inc.	16,500	1,202,685
St. Joe Co.*^	40,442	1,308,299

		4,958,403

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	537,950
Bank Mutual Corp.	38,400	249,600
Beneficial Mutual Bancorp, Inc.*^	36,500	346,020
Brookline Bancorp, Inc.	37,000	393,680
Dime Community Bancshares, Inc.	27,100	342,273
Doral Financial Corp.*^	57,000	245,670
First Niagara Financial Group, Inc.	154,200	2,192,724
Hudson City Bancorp, Inc.^	219,590	3,109,394
Kearny Financial Corp.^	36,700	382,781
New York Community Bancorp, Inc.^	140,650	2,326,351
NewAlliance Bancshares, Inc.	1,150	14,513
Northwest Bancshares, Inc.	38,475	451,697
OceanFirst Financial Corp.	40	454
Ocwen Financial Corp.*^	1,700	18,853
Oritani Financial Corp.^	24,900	400,143
People’s United Financial, Inc.	134,800	2,108,272
PMI Group, Inc.*	790	4,282
Provident Financial Services, Inc.	27,500	327,250
TFS Financial Corp.	1,200	16,020
Tree.com, Inc.*	100	915
TrustCo Bank Corp. NY/New York^	38,400	236,928

		13,705,770

Total Financials		814,701,555

Health Care (12.5%)
Biotechnology (1.8%)
Abraxis Bioscience, Inc.*	6,700	346,725
Acorda Therapeutics, Inc.*^	22,400	766,080
Alexion Pharmaceuticals, Inc.*	32,500	1,767,025
Alkermes, Inc.*	52,400	679,628
Alnylam Pharmaceuticals, Inc.*	15,400	262,108
Amgen, Inc.*	413,740	24,725,102
Amylin Pharmaceuticals, Inc.*^	61,100	1,374,139
Biogen Idec, Inc.*	120,760	6,926,794
BioMarin Pharmaceutical, Inc.*^	44,600	1,042,302
Celera Corp.*	33,600	238,560
Celgene Corp.*	192,000	11,896,320
Cephalon, Inc.*^	28,150	1,908,007
Cepheid, Inc.*^	29,600	517,408
Cubist Pharmaceuticals, Inc.*	23,500	529,690
Dendreon Corp.*	50,250	1,832,618
Emergent Biosolutions, Inc.*	20,900	350,911
Enzon Pharmaceuticals, Inc.*	520	5,294
Facet Biotech Corp.*	10,330	278,807
Genomic Health, Inc.*^	20,600	362,354
Genzyme Corp.*	113,550	5,885,297
Gilead Sciences, Inc.*	370,400	16,845,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GTx, Inc.*	25,400	$84,836
Human Genome Sciences, Inc.*	67,800	2,047,560
InterMune, Inc.*	36,200	1,613,434
Isis Pharmaceuticals, Inc.*^	37,500	409,500
Martek Biosciences Corp.*^	15,450	347,779
Myriad Genetics, Inc.*	39,050	939,152
Myriad Pharmaceuticals, Inc.*	9,762	44,124
Onyx Pharmaceuticals, Inc.*	23,500	711,580
OSI Pharmaceuticals, Inc.*	25,000	1,488,750
Osiris Therapeutics, Inc.*	23,300	172,420
Regeneron Pharmaceuticals, Inc.*	700	18,543
Seattle Genetics, Inc.*	41,000	489,540
United Therapeutics Corp.*	18,700	1,034,671
Vertex Pharmaceuticals, Inc.*	64,600	2,640,202

		90,583,052

Health Care Equipment & Supplies (2.3%)
ABIOMED, Inc.*^	28,300	292,339
Align Technology, Inc.*	61,200	1,183,608
American Medical Systems Holdings, Inc.*	38,800	720,904
Analogic Corp.	10,710	457,638
Baxter International, Inc.	249,080	14,496,456
Beckman Coulter, Inc.	27,500	1,727,000
Becton, Dickinson and Co.	106,140	8,356,402
Boston Scientific Corp.*	680,600	4,913,932
C.R. Bard, Inc.	42,680	3,696,942
CareFusion Corp.*	76,000	2,008,680
CONMED Corp.*	16,400	390,484
Cooper Cos., Inc.	27,100	1,053,648
CryoLife, Inc.*	650	4,205
DENTSPLY International, Inc.	63,200	2,202,520
Edwards Lifesciences Corp.*	22,750	2,249,520
ev3, Inc.*	73,000	1,157,780
Exactech, Inc.*	240	5,033
Gen-Probe, Inc.*	24,050	1,202,500
Greatbatch, Inc.*	16,300	345,397
Haemonetics Corp.*	10,900	622,935
Hill-Rom Holdings, Inc.	25,930	705,555
Hologic, Inc.*	109,600	2,031,984
Hospira, Inc.*	68,150	3,860,697
ICU Medical, Inc.*	12,600	434,070
IDEXX Laboratories, Inc.*	300	17,265
Immucor, Inc.*	30,700	687,373
Integra LifeSciences Holdings Corp.*	12,400	543,492
Intuitive Surgical, Inc.*	17,500	6,092,275
Invacare Corp.^	24,960	662,438
Inverness Medical Innovations, Inc.*^	33,150	1,291,193
Kensey Nash Corp.*	290	6,841
Kinetic Concepts, Inc.*	25,080	1,199,075
Masimo Corp.	19,800	525,690
Medtronic, Inc.	458,740	20,657,062
Meridian Bioscience, Inc.^	17,700	360,549
Merit Medical Systems, Inc.*	25,300	385,825
Natus Medical, Inc.*	590	9,387
NuVasive, Inc.*^	15,950	720,940
Palomar Medical Technologies, Inc.*	10	109
Quidel Corp.*^	26,740	388,800
ResMed, Inc.*^	33,150	2,109,997
Sirona Dental Systems, Inc.*	27,890	1,060,657
Somanetics Corp.*	440	8,422
St. Jude Medical, Inc.*	146,200	6,001,510
STERIS Corp.	25,760	867,082
Stryker Corp.	133,970	7,665,763
Symmetry Medical, Inc.*	30,100	302,204
Thoratec Corp.*	23,300	779,385
Varian Medical Systems, Inc.*^	53,510	$2,960,708
Volcano Corp.*^	24,500	591,920
West Pharmaceutical Services, Inc.^ .	14,200	595,690
Zimmer Holdings, Inc.*	105,600	6,251,520
Zoll Medical Corp.*^	18,500	487,660

		117,351,061

Health Care Providers & Services (2.4%)
Aetna, Inc.	213,880	7,509,327
Amedisys, Inc.*^	10,800	596,376
AMERIGROUP Corp.*^	23,790	790,780
AmerisourceBergen Corp.	139,200	4,025,664
AMN Healthcare Services, Inc.*	780	6,864
Amsurg Corp.*	18,000	388,620
Cardinal Health, Inc.	152,000	5,476,560
CardioNet, Inc.*^	18,600	142,290
Catalyst Health Solutions, Inc.*	19,500	806,910
Centene Corp.*	24,110	579,604
Chemed Corp.	9,900	538,362
CIGNA Corp.	131,840	4,822,707
Corvel Corp.*	90	3,217
Coventry Health Care, Inc.*	61,100	1,510,392
Cross Country Healthcare, Inc.*	40	404
DaVita, Inc.*	43,500	2,757,900
Express Scripts, Inc.*	107,100	10,898,496
Genoptix, Inc.*^	10,700	379,743
Gentiva Health Services, Inc.*^	16,960	479,629
Hanger Orthopedic Group, Inc.*	210	3,818
Health Net, Inc.*	49,340	1,227,086
HealthSouth Corp.*^	39,300	734,910
Healthspring, Inc.*	26,220	461,472
Healthways, Inc.*	1,470	23,623
Henry Schein, Inc.*^	38,350	2,258,815
HMS Holdings Corp.*	16,500	841,335
Humana, Inc.*	73,700	3,446,949
Laboratory Corp. of America Holdings*^	47,450	3,592,440
Landauer, Inc.	7,900	515,238
LHC Group, Inc.*^	12,800	429,184
LifePoint Hospitals, Inc.*	22,950	844,101
Lincare Holdings, Inc.*	32,110	1,441,097
Magellan Health Services, Inc.*	16,900	734,812
McKesson Corp.	122,580	8,055,958
MedCath Corp.*	470	4,921
Medco Health Solutions, Inc.*	196,500	12,686,040
MEDNAX, Inc.*	19,720	1,147,507
Molina Healthcare, Inc.*^	18,950	476,972
MWI Veterinary Supply, Inc.*	100	4,040
National Healthcare Corp.	9,200	325,496
Omnicare, Inc.	48,120	1,361,315
Owens & Minor, Inc.	17,900	830,381
PharMerica Corp.*	22,370	407,581
PSS World Medical, Inc.*^	25,500	599,505
Psychiatric Solutions, Inc.*	24,950	743,510
Quest Diagnostics, Inc.	66,730	3,889,692
Sun Healthcare Group, Inc.*	37,500	357,750
UnitedHealth Group, Inc.	486,120	15,881,540
Universal American Corp.*	43,720	673,288
Universal Health Services, Inc., Class B	380	13,334
VCA Antech, Inc.*	36,850	1,032,905
WellCare Health Plans, Inc.*	19,320	575,736
WellPoint, Inc.*	186,680	12,018,458

		119,354,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.*	59,050	$1,155,018
athenahealth, Inc.*	16,000	584,960
Cerner Corp.*^	27,200	2,313,632
MedAssets, Inc.*	30,600	642,600
Phase Forward, Inc.*	30,800	402,556
Quality Systems, Inc.	10,700	657,408

		5,756,174

Life Sciences Tools & Services (0.6%)
Albany Molecular Research, Inc.*	720	6,012
Bio-Rad Laboratories, Inc., Class A*	8,500	879,920
Bruker Corp.*	83,900	1,229,135
Charles River Laboratories International, Inc.*^	30,150	1,185,197
Covance, Inc.*	26,100	1,602,279
Dionex Corp.*	8,280	619,178
eResearchTechnology, Inc.*	270	1,866
Illumina, Inc.*^	53,500	2,081,150
Life Technologies Corp.*	72,293	3,778,755
Luminex Corp.*	18,500	311,355
Millipore Corp.*	24,550	2,592,480
PAREXEL International Corp.*	50,770	1,183,449
PerkinElmer, Inc.	51,200	1,223,680
Sequenom, Inc.*^	23,800	150,178
Techne Corp.	16,550	1,054,069
Thermo Fisher Scientific, Inc.*	184,050	9,467,532
Varian, Inc.*	12,900	667,962
Waters Corp.*	44,000	2,971,760

		31,005,957

Pharmaceuticals (5.3%)
Abbott Laboratories, Inc.	647,450	34,107,666
Allergan, Inc.	134,970	8,816,240
Auxilium Pharmaceuticals, Inc.*^	19,350	602,946
Bristol-Myers Squibb Co.	699,230	18,669,441
Eli Lilly and Co.	438,010	15,864,722
Endo Pharmaceuticals Holdings, Inc.*	49,250	1,166,733
Forest Laboratories, Inc.*	129,430	4,058,925
Johnson & Johnson	1,109,860	72,362,872
King Pharmaceuticals, Inc.*	100,970	1,187,407
KV Pharmaceutical Co., Class A*	140	246
Medicines Co.*	26,000	203,840
Medicis Pharmaceutical Corp., Class A	33,880	852,421
Merck & Co., Inc.	1,249,890	46,683,392
Mylan, Inc.*^	120,550	2,737,691
Perrigo Co.	32,300	1,896,656
Pfizer, Inc.	3,265,056	55,995,710
Questcor Pharmaceuticals, Inc.*	47,400	390,102
Salix Pharmaceuticals Ltd.*	43,200	1,609,200
Valeant Pharmaceuticals International*	29,600	1,270,136
ViroPharma, Inc.*	36,500	497,495
Watson Pharmaceuticals, Inc.*	45,320	1,893,016

		270,866,857

Total Health Care		634,917,755

Industrials (11.1%)
Aerospace & Defense (2.7%)
AAR Corp.*^	27,680	687,018
Aerovironment, Inc.*	12,600	328,986
Alliant Techsystems, Inc.*	14,400	1,170,720
American Science & Engineering, Inc.	6,000	449,520
BE Aerospace, Inc.*	47,060	1,432,977
Boeing Co.	306,200	22,233,182
Ceradyne, Inc.*	610	$13,841
Curtiss-Wright Corp.	20,100	699,480
DynCorp International, Inc., Class A*	29,070	334,014
General Dynamics Corp.	149,170	11,515,924
Goodrich Corp.	55,290	3,899,051
Herley Industries, Inc.*	90	1,319
Hexcel Corp.*	43,500	628,140
Honeywell International, Inc.	329,500	14,916,465
ITT Corp.	79,150	4,243,231
L-3 Communications Holdings, Inc.	52,970	4,853,641
Lockheed Martin Corp.	127,560	10,615,543
Moog, Inc., Class A*	18,400	651,728
Northrop Grumman Corp.	121,950	7,996,261
Orbital Sciences Corp.*	25,500	484,755
Precision Castparts Corp.	61,470	7,788,864
Raytheon Co.	158,690	9,064,373
Rockwell Collins, Inc.	70,550	4,415,725
Spirit AeroSystems Holdings, Inc., Class A*^	47,700	1,115,226
Stanley, Inc.*	12,500	353,625
Taser International, Inc.*	1,760	10,314
TransDigm Group, Inc.	15,150	803,556
Triumph Group, Inc.^	10,700	749,963
United Technologies Corp.	339,740	25,008,261

		136,465,703

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	700	37,135
C.H. Robinson Worldwide, Inc.	70,700	3,948,595
Expeditors International of Washington, Inc.	90,000	3,322,800
FedEx Corp.	135,950	12,697,730
Forward Air Corp.^	17,900	470,770
United Parcel Service, Inc., Class B	299,750	19,306,897
UTi Worldwide, Inc.	43,600	667,952

		40,451,879

Airlines (0.3%)
Allegiant Travel Co.*	11,300	653,818
AMR Corp.*	141,500	1,289,065
Continental Airlines, Inc., Class B*^	52,800	1,160,016
Delta Air Lines, Inc.*	269,150	3,926,898
Hawaiian Holdings, Inc.*	1,650	12,161
JetBlue Airways Corp.*	75,300	420,174
Republic Airways Holdings, Inc.*	1,790	10,597
SkyWest, Inc.^	30,300	432,684
Southwest Airlines Co.	319,300	4,221,146
U.S. Airways Group, Inc.*^	54,300	399,105
UAL Corp.*	56,800	1,110,440

		13,636,104

Building Products (0.2%)
AAON, Inc.	510	11,536
American Woodmark Corp.	190	3,684
Ameron International Corp.	8,700	547,143
Armstrong World Industries, Inc.*	22,840	829,321
Griffon Corp.*	59,795	745,046
Insteel Industries, Inc.^	1,300	13,897
Lennox International, Inc.^	21,110	935,595
Masco Corp.	162,800	2,526,656
NCI Building Systems, Inc.*	56	618
Owens Corning, Inc.*	33,070	841,301
Quanex Building Products Corp.	1,600	26,448
Simpson Manufacturing Co., Inc.	17,300	480,248
USG Corp.*	34,200	586,872

		7,548,365

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	27,600	$585,120
American Reprographics Co.*	41,190	369,474
Amrep Corp.*	60	872
ATC Technology Corp.*	430	7,379
Avery Dennison Corp.	48,350	1,760,424
Bowne & Co., Inc.	383	4,274
Brink’s Co.	17,300	488,379
Cenveo, Inc.*	1,730	14,982
Cintas Corp.	600	16,854
Clean Harbors, Inc.*	8,100	450,036
Copart, Inc.*	29,100	1,035,960
Courier Corp.	80	1,321
Covanta Holding Corp.*	52,300	871,318
Deluxe Corp.	35,620	691,740
G&K Services, Inc., Class A	530	13,716
GEO Group, Inc.*	26,800	531,176
Healthcare Services Group, Inc.	29,000	649,310
Herman Miller, Inc.^	27,500	496,650
HNI Corp.	25,800	687,054
Iron Mountain, Inc.	80,650	2,209,810
Mine Safety Appliances Co.^	16,600	464,136
Pitney Bowes, Inc.	94,420	2,308,569
R.R. Donnelley & Sons Co.	97,730	2,086,536
Republic Services, Inc.	133,435	3,872,284
Rollins, Inc.	24,800	537,664
Schawk, Inc.	700	12,691
Steelcase, Inc., Class A	53,000	342,910
Stericycle, Inc.*	35,800	1,951,100
Sykes Enterprises, Inc.*	23,790	543,364
Team, Inc.*^	17,410	288,832
Tetra Tech, Inc.*	25,100	578,304
U.S. Ecology, Inc.	520	8,372
United Stationers, Inc.*	13,100	770,935
Viad Corp.	930	19,111
Waste Connections, Inc.*	32,700	1,110,492
Waste Management, Inc.	208,250	7,170,047
Waste Services, Inc.*	380	3,758

		32,954,954

Construction & Engineering (0.3%)
Aecom Technology Corp.*	40,800	1,157,496
EMCOR Group, Inc.*	30,820	759,097
Fluor Corp.	81,760	3,802,658
Granite Construction, Inc.	14,500	438,190
Insituform Technologies, Inc., Class A*^	750	19,958
Jacobs Engineering Group, Inc.*	54,800	2,476,412
Layne Christensen Co.*	440	11,752
MasTec, Inc.*	46,200	582,582
Northwest Pipe Co.*	250	5,462
Orion Marine Group, Inc.*	30	541
Pike Electric Corp.*	1,190	11,091
Quanta Services, Inc.*	80,850	1,549,086
Shaw Group, Inc.*	480	16,522
Tutor Perini Corp.*	27,780	604,215
URS Corp.*	38,100	1,890,141

		13,325,203

Electrical Equipment (0.8%)
A. O. Smith Corp.	13,400	704,438
Acuity Brands, Inc.^	17,600	742,896
American Superconductor Corp.*^	32,000	924,800
AMETEK, Inc.	45,700	1,894,722
Baldor Electric Co.^	26,260	982,124
Belden, Inc.	24,800	681,008
Brady Corp., Class A	22,860	$711,403
Emerson Electric Co.^	331,910	16,708,349
Encore Wire Corp.	23,400	486,720
Ener1, Inc.*^	59,500	281,435
Energy Conversion Devices, Inc.*^	22,100	173,043
EnerSys*	48,500	1,196,010
Evergreen Solar, Inc.*^	109,900	124,187
First Solar, Inc.*^	21,350	2,618,578
FuelCell Energy, Inc.*^	510	1,438
General Cable Corp.*^	28,900	780,300
GrafTech International Ltd.*	70,400	962,368
GT Solar International, Inc.*	105,900	553,857
Hubbell, Inc., Class B	24,400	1,230,492
II-VI, Inc.*	16,400	554,976
LSI Industries, Inc.	250	1,705
Powell Industries, Inc.*	290	9,434
Regal-Beloit Corp.	13,900	825,799
Rockwell Automation, Inc.^	60,500	3,409,780
Roper Industries, Inc.	38,650	2,235,516
SunPower Corp., Class A*^	450	8,505
Thomas & Betts Corp.*	25,600	1,004,544
Vicor Corp.*	280	3,867
Woodward Governor Co.	230	7,355

		39,819,649

Industrial Conglomerates (2.1%)
3M Co.	288,130	24,079,024
General Electric Co.	4,288,892	78,057,834
McDermott International, Inc.*	105,000	2,826,600
Otter Tail Corp.^	20,400	447,984
Raven Industries, Inc.^	13,400	395,166
Standex International Corp.	380	9,793
Textron, Inc.^	114,400	2,428,712

		108,245,113

Machinery (2.0%)
3D Systems Corp.*	10	137
Actuant Corp., Class A^	23,500	459,425
AGCO Corp.*	500	17,935
Albany International Corp., Class A	28,450	612,528
Altra Holdings, Inc.*	710	9,748
American Railcar Industries, Inc.	80	973
Astec Industries, Inc.*	17,100	495,216
Barnes Group, Inc.^	31,620	615,009
Blount International, Inc.*	42,020	435,327
Briggs & Stratton Corp.^	29,400	573,300
Bucyrus International, Inc.	28,400	1,874,116
Cascade Corp.	270	8,697
Caterpillar, Inc.	243,710	15,317,174
Chart Industries, Inc.*	580	11,600
CLARCOR, Inc.	21,900	755,331
Colfax Corp.*	630	7,415
Cummins, Inc.	95,860	5,938,527
Danaher Corp.	110,130	8,800,488
Deere & Co.	191,540	11,388,968
Dover Corp.	81,890	3,828,357
Eaton Corp.	70,800	5,364,516
Flowserve Corp.	24,680	2,721,464
Force Protection, Inc.*	400	2,408
Gardner Denver, Inc.	23,200	1,021,728
Graco, Inc.	25,160	805,120
Graham Corp.	210	3,778
IDEX Corp.	540	17,874
Illinois Tool Works, Inc.	200,810	9,510,362
Joy Global, Inc.	45,680	2,585,488
Kadant, Inc.*	470	6,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kaydon Corp.	13,700	$515,120
Kennametal, Inc.	35,190	989,543
K-Tron International, Inc.*	20	2,999
L.B. Foster Co., Class A*	400	11,556
Lincoln Electric Holdings, Inc.	19,230	1,044,766
Lindsay Corp.	9,060	375,175
Manitowoc Co., Inc.	59,400	772,200
Met-Pro Corp.	100	980
Middleby Corp.*^	12,100	696,839
Mueller Water Products, Inc., Class A	3,270	15,631
NACCO Industries, Inc., Class A	300	22,245
Navistar International Corp.*	27,100	1,212,183
Nordson Corp.	14,630	993,670
Oshkosh Corp.*	37,200	1,500,648
PACCAR, Inc.	156,330	6,775,342
Pall Corp.	52,300	2,117,627
Parker Hannifin Corp.	71,110	4,603,661
RBC Bearings, Inc.*^	20,400	650,148
Robbins & Myers, Inc.	21,170	504,269
Sauer-Danfoss, Inc.*	1,570	20,850
Snap-On, Inc.	25,100	1,087,834
Sun Hydraulics Corp.^	550	14,289
Tecumseh Products Co., Class A*	680	8,344
Terex Corp.*	48,030	1,090,761
Timken Co.	36,640	1,099,566
Toro Co.^	14,920	733,616
Trinity Industries, Inc.^	36,070	719,957
Twin Disc, Inc.	40	489
Valmont Industries, Inc.	7,700	637,791
WABCO Holdings, Inc.*	29,970	896,702
Wabtec Corp.	21,200	892,944
Watts Water Technologies, Inc., Class A^	17,510	543,861

		103,741,388

Marine (0.0%)
Alexander & Baldwin, Inc.^	18,080	597,544
American Commercial Lines, Inc.*	525	13,178
Eagle Bulk Shipping, Inc.*	41,100	218,241
Genco Shipping & Trading Ltd.*^	24,910	525,850
Horizon Lines, Inc., Class A	250	1,360
Kirby Corp.*	24,350	928,952

		2,285,125

Professional Services (0.3%)
Administaff, Inc.	23,300	497,222
Advisory Board Co.*	140	4,410
CBIZ, Inc.*	52,020	341,771
Corporate Executive Board Co.	15,490	411,879
CoStar Group, Inc.*^	13,600	564,672
Dun & Bradstreet Corp.	24,250	1,804,685
Equifax, Inc.	56,620	2,026,996
Exponent, Inc.*	470	13,404
FTI Consulting, Inc.*	21,500	845,380
Hill International, Inc.*	850	4,956
Huron Consulting Group, Inc.*	8,900	180,670
IHS, Inc., Class A*	20,200	1,080,094
Kelly Services, Inc., Class A*	32,000	533,120
Kforce, Inc.*	780	11,864
Korn/Ferry International*	34,380	606,807
Manpower, Inc.	34,980	1,998,058
Navigant Consulting, Inc.*	24,000	291,120
On Assignment, Inc.*	770	5,490
Resources Connection, Inc.*	27,650	530,050
Robert Half International, Inc.^	62,260	1,894,572
School Specialty, Inc.*^	500	11,355
SFN Group, Inc.*	980	$7,850
Towers Watson & Co., Class A	17,900	850,250
Verisk Analytics, Inc., Class A*	50,500	1,424,100

		15,940,775

Road & Rail (0.8%)
Amerco, Inc.*	9,440	512,498
Arkansas Best Corp.^	16,890	504,673
Avis Budget Group, Inc.*	890	10,235
Con-way, Inc.	19,100	670,792
CSX Corp.	166,050	8,451,945
Heartland Express, Inc.^	29,400	485,100
J.B. Hunt Transport Services, Inc.	35,950	1,289,886
Kansas City Southern*	750	27,128
Knight Transportation, Inc.^	28,700	605,283
Landstar System, Inc.	23,650	992,827
Norfolk Southern Corp.	164,570	9,197,817
Old Dominion Freight Line, Inc.*	16,400	547,596
Ryder System, Inc.	24,900	965,124
Union Pacific Corp.	204,160	14,964,928
Werner Enterprises, Inc.^	22,800	528,276

		39,754,108

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	23,300	579,005
Beacon Roofing Supply, Inc.*	32,000	612,160
DXP Enterprises, Inc.*	230	2,937
Fastenal Co.	54,900	2,634,651
GATX Corp.^	21,500	615,975
H&E Equipment Services, Inc.*	750	8,085
Houston Wire & Cable Co.	910	10,538
Interline Brands, Inc.*	180	3,445
RSC Holdings, Inc.*	46,900	373,324
Textainer Group Holdings Ltd.	280	6,034
W.W. Grainger, Inc.^	33,050	3,573,366
Watsco, Inc.^	12,210	694,505
WESCO International, Inc.*	25,320	878,857

		9,992,882

Total Industrials		564,161,248

Information Technology (18.6%)
Communications Equipment (2.4%)
Acme Packet, Inc.*	810	15,617
ADC Telecommunications, Inc.*	64,000	467,840
Arris Group, Inc.*	67,300	808,273
Aviat Networks, Inc.*	14,656	97,169
BigBand Networks, Inc.*	820	2,895
Black Box Corp.^	16,060	494,006
Blue Coat Systems, Inc.*	400	12,416
Brocade Communications Systems, Inc.*	144,160	823,154
Cisco Systems, Inc.*	2,349,670	61,161,910
CommScope, Inc.*	600	16,812
Comtech Telecommunications Corp.*	10,200	326,298
Digi International, Inc.*	650	6,916
EchoStar Corp., Class A*	23,550	477,594
Emulex Corp.*	55,090	731,595
Extreme Networks, Inc.*	423	1,299
F5 Networks, Inc.*	32,900	2,023,679
Harmonic, Inc.*	77,400	488,394
Harris Corp.	59,640	2,832,304
Hughes Communications, Inc.*	70	1,949
Infinera Corp.*	56,500	481,380
InterDigital, Inc.*^	20,100	559,986
Ixia*	1,220	11,309
JDS Uniphase Corp.*	99,450	1,246,108
Juniper Networks, Inc.*	235,100	7,212,868

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Motorola, Inc.*	1,043,150	$7,322,913
NETGEAR, Inc.*	400	10,440
Oplink Communications, Inc.*	210	3,893
Palm, Inc.*^	1,000	3,760
Parkervision, Inc.*	500	850
Plantronics, Inc.	30,900	966,552
Polycom, Inc.*	37,800	1,155,924
Powerwave Technologies, Inc.*	2,150	2,688
QUALCOMM, Inc.	678,280	28,480,977
Riverbed Technology, Inc.*^	38,800	1,101,920
SeaChange International, Inc.*	800	5,744
Sonus Networks, Inc.*	245,790	641,512
Sycamore Networks, Inc.^	15,470	311,102
Symmetricom, Inc.*	340	1,982
Tekelec*	34,920	634,147
Tellabs, Inc.	2,460	18,622
UTStarcom, Inc.*	480	1,339
ViaSat, Inc.*^	22,120	765,573

		121,731,709

Computers & Peripherals (5.0%)
Apple, Inc.*	357,750	84,046,208
Avid Technology, Inc.*	29,200	402,376
Dell, Inc.*	781,144	11,724,971
Diebold, Inc.	27,650	878,164
Electronics for Imaging, Inc.*	43,600	507,068
EMC Corp.*	835,190	15,066,828
Hewlett-Packard Co.	968,520	51,476,838
Imation Corp.*	1,210	13,322
Intermec, Inc.*	33,700	477,866
International Business Machines Corp.	532,200	68,254,650
Lexmark International, Inc., Class A*	590	21,287
NCR Corp.*	1,100	15,180
NetApp, Inc.*	157,750	5,136,340
Netezza Corp.*	500	6,395
QLogic Corp.*^	56,900	1,155,070
SanDisk Corp.*	97,990	3,393,394
Seagate Technology*	241,110	4,402,669
Silicon Graphics International Corp.*	210	2,245
Synaptics, Inc.*^	15,300	422,433
Teradata Corp.*	81,860	2,364,935
Western Digital Corp.*	102,170	3,983,608

		253,751,847

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	159,630	5,489,676
Agilysys, Inc.	120	1,340
Amphenol Corp., Class A	79,820	3,367,606
Anixter International, Inc.*^	13,400	627,790
Avnet, Inc.*	64,920	1,947,600
AVX Corp.	48,140	683,588
Benchmark Electronics, Inc.*	35,100	727,974
Checkpoint Systems, Inc.*^	34,400	760,928
Cogent, Inc.*	4,359	44,462
Cognex Corp.	27,500	508,475
Coherent, Inc.*	17,400	556,104
Corning, Inc.	689,390	13,932,572
CTS Corp.	1,260	11,869
Daktronics, Inc.	480	3,658
Dolby Laboratories, Inc., Class A*^	21,250	1,246,737
Electro Scientific Industries, Inc.*	620	7,942
FLIR Systems, Inc.*	59,200	1,669,440
Ingram Micro, Inc., Class A*	72,800	1,277,640
Insight Enterprises, Inc.*	1,230	17,663
IPG Photonics Corp.*^	30,000	444,000
Itron, Inc.*	15,310	$1,111,047
L-1 Identity Solutions, Inc.*^	58,060	518,476
Littelfuse, Inc.*	700	26,607
Molex, Inc.^	800	16,688
MTS Systems Corp.	13,200	383,196
National Instruments Corp.	23,800	793,730
Newport Corp.*	1,260	15,750
OSI Systems, Inc.*	330	9,256
Park Electrochemical Corp.	370	10,634
PC Connection, Inc.*	160	992
Plexus Corp.*	25,500	918,765
Rofin-Sinar Technologies, Inc.*	21,200	479,544
Scansource, Inc.*	23,370	672,588
Tech Data Corp.*	400	16,760
Technitrol, Inc.	960	5,069
Vishay Intertechnology, Inc.*	103,200	1,055,736

		39,361,902

Internet Software & Services (1.8%)
Akamai Technologies, Inc.*^	74,400	2,336,904
AOL, Inc.*	47,456	1,199,688
Art Technology Group, Inc.*	910	4,013
comScore, Inc.*	70	1,168
DealerTrack Holdings, Inc.*	40,300	688,324
Digital River, Inc.*	16,500	499,950
EarthLink, Inc.^	65,000	555,100
eBay, Inc.*	448,370	12,083,572
Equinix, Inc.*	16,000	1,557,440
Google, Inc., Class A*	97,525	55,297,650
IAC/InterActiveCorp*	40,250	915,285
j2 Global Communications, Inc.*^	25,600	599,040
LoopNet, Inc.*	950	10,678
Marchex, Inc., Class B	840	4,293
ModusLink Global Solutions, Inc.*	210	1,770
NIC, Inc.	60	472
Perficient, Inc.*	320	3,606
RealNetworks, Inc.*	103,810	501,402
Sohu.com, Inc.*	14,210	775,866
Stamps.com, Inc.*	770	7,777
United Online, Inc.	58,100	434,588
ValueClick, Inc.*	68,980	699,457
VeriSign, Inc.*	90,350	2,350,004
Vocus, Inc.*	400	6,820
Yahoo!, Inc.*	512,450	8,470,799

		89,005,666

IT Services (1.7%)
Acxiom Corp.*	57,190	1,025,989
Alliance Data Systems Corp.*^	300	19,197
Amdocs Ltd.*	90,010	2,710,201
Automatic Data Processing, Inc.	220,450	9,803,411
Broadridge Financial Solutions, Inc.	61,110	1,306,532
CACI International, Inc., Class A*	12,200	595,970
Cognizant Technology Solutions Corp., Class A*	130,050	6,629,949
Computer Sciences Corp.*	66,240	3,609,418
Convergys Corp.*^	71,800	880,268
CSG Systems International, Inc.*	27,540	577,238
Cybersource Corp.*	40,700	717,948
DST Systems, Inc.	19,880	824,026
Euronet Worldwide, Inc.*	45,000	829,350
ExlService Holdings, Inc.*	390	6,505
Fidelity National Information Services, Inc.	141,125	3,307,970
Fiserv, Inc.*	71,450	3,626,802
Forrester Research, Inc.*	16,300	490,141

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	26,600	$591,584
Genpact Ltd.*	53,400	895,518
Global Cash Access Holdings, Inc.*	1,320	10,784
Global Payments, Inc.	34,600	1,576,030
Hackett Group, Inc.*	80	222
Heartland Payment Systems, Inc.^	26,360	490,296
iGATE Corp.	880	8,562
infoGROUP, Inc.*	520	4,056
Integral Systems, Inc.*	840	8,089
Lender Processing Services, Inc.	40,850	1,542,088
ManTech International Corp., Class A*^	8,400	410,172
Mastercard, Inc., Class A	36,700	9,321,800
MAXIMUS, Inc.	14,700	895,671
Ness Technologies, Inc.*	400	2,524
NeuStar, Inc., Class A*	32,590	821,268
Online Resources Corp.*	10	40
Paychex, Inc.^	139,910	4,295,237
SAIC, Inc.*	163,050	2,885,985
Sapient Corp.	88,500	808,890
SRA International, Inc., Class A*	31,500	654,885
Syntel, Inc.	16,680	641,680
TeleTech Holdings, Inc.*	47,050	803,614
Unisys Corp.*	496	17,305
VeriFone Holdings, Inc.*^	40,500	818,505
Visa, Inc., Class A	196,150	17,855,535
Western Union Co.	329,360	5,585,946
Wright Express Corp.*	28,800	867,456

		88,774,657

Office Electronics (0.1%)
Xerox Corp.	592,831	5,780,102
Zebra Technologies Corp., Class A*	27,700	819,920

		6,600,022

Semiconductors & Semiconductor Equipment (2.8%)
Actel Corp.*	590	8,172
Advanced Analogic Technologies, Inc.*	70	244
Advanced Micro Devices, Inc.*^	232,600	2,156,202
Altera Corp.	128,450	3,122,619
Amkor Technology, Inc.*^	115,200	814,464
Analog Devices, Inc.	127,070	3,662,157
Applied Materials, Inc.	602,520	8,121,970
Atheros Communications, Inc.*	27,100	1,049,041
Atmel Corp.*	197,000	990,910
ATMI, Inc.*	880	16,993
Broadcom Corp., Class A	224,570	7,451,233
Cabot Microelectronics Corp.*	17,380	657,485
Cavium Networks, Inc.*	700	17,402
Cirrus Logic, Inc.*	2,560	21,478
Cree, Inc.*	38,900	2,731,558
Cymer, Inc.*	18,300	682,590
Cypress Semiconductor Corp.*	98,500	1,132,750
Diodes, Inc.*	480	10,752
DSP Group, Inc.*	640	5,331
Entegris, Inc.*	4,540	22,882
Exar Corp.*	1,400	9,870
Fairchild Semiconductor International, Inc.*	86,600	922,290
FEI Co.*	23,160	530,596
FormFactor, Inc.*^	28,800	511,488
Hittite Microwave Corp.*	14,400	633,168
Integrated Device Technology, Inc.*	77,100	472,623
Intel Corp.	2,249,410	50,071,867
International Rectifier Corp.*	33,800	774,020
IXYS Corp.*	700	$5,978
KLA-Tencor Corp.	76,180	2,355,486
Kulicke & Soffa Industries, Inc.*	610	4,422
Lam Research Corp.*	54,500	2,033,940
Linear Technology Corp.^	94,050	2,659,734
LSI Corp.*	283,110	1,732,633
Marvell Technology Group Ltd.*	216,430	4,410,843
Maxim Integrated Products, Inc.	131,550	2,550,754
MEMC Electronic Materials, Inc.*	100,270	1,537,139
Micrel, Inc.	58,400	622,544
Microchip Technology, Inc.^	81,000	2,280,960
Micron Technology, Inc.*	382,650	3,975,733
Microsemi Corp.*	300	5,202
MKS Instruments, Inc.*	27,400	536,766
Monolithic Power Systems, Inc.*^	31,420	700,666
NVIDIA Corp.*	259,860	4,516,367
OmniVision Technologies, Inc.*	1,350	23,193
Pericom Semiconductor Corp.*	1,210	12,959
PMC-Sierra, Inc.*	103,000	918,760
Power Integrations, Inc.	22,300	918,760
RF Micro Devices, Inc.*	3,270	16,285
Rudolph Technologies, Inc.*	10	86
Semtech Corp.*	41,070	715,850
Silicon Image, Inc.*	5,630	17,003
Silicon Laboratories, Inc.*	21,840	1,041,113
Silicon Storage Technology, Inc.*	820	2,493
Skyworks Solutions, Inc.*	72,500	1,131,000
Standard Microsystems Corp.*	30	698
Supertex, Inc.*	430	11,004
Teradyne, Inc.*^	91,610	1,023,284
Tessera Technologies, Inc.*	22,000	446,160
Texas Instruments, Inc.	566,190	13,854,669
TriQuint Semiconductor, Inc.*	124,000	868,000
Varian Semiconductor Equipment Associates, Inc.*	500	16,560
Volterra Semiconductor Corp.*	80	2,008
Xilinx, Inc.^	123,200	3,141,600

		140,692,807

Software (4.0%)
ACI Worldwide, Inc.*	29,500	607,995
Activision Blizzard, Inc.	250,300	3,018,618
Adobe Systems, Inc.*	232,420	8,220,695
Advent Software, Inc.*	19,620	877,995
ANSYS, Inc.*	35,880	1,547,863
Ariba, Inc.*	45,100	579,535
AsiaInfo Holdings, Inc.*^	38,900	1,030,072
Autodesk, Inc.*	98,350	2,893,457
Blackbaud, Inc.^	33,450	842,605
Blackboard, Inc.*	15,200	633,232
BMC Software, Inc.*	84,000	3,192,000
Bottomline Technologies, Inc.*	220	3,703
CA, Inc.	171,850	4,033,319
Cadence Design Systems, Inc.*	112,030	746,120
Citrix Systems, Inc.*^	78,550	3,728,768
Compuware Corp.*	2,250	18,900
Concur Technologies, Inc.*	20,300	832,503
Electronic Arts, Inc.*	134,200	2,504,172
EPIQ Systems, Inc.*^	30,400	377,872
FactSet Research Systems, Inc.	18,970	1,391,829
Fair Isaac Corp.^	29,200	739,928
Informatica Corp.*	37,700	1,012,622
Intuit, Inc.*^	140,650	4,829,921
Jack Henry & Associates, Inc.	30,730	739,364
Kenexa Corp.*	870	11,963
Lawson Software, Inc.*	99,400	657,034

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Manhattan Associates, Inc.*	790	$20,129
McAfee, Inc.*	65,400	2,624,502
Mentor Graphics Corp.*	83,970	673,439
Microsoft Corp.	3,104,150	90,858,471
MicroStrategy, Inc., Class A*	200	17,014
Net 1 UEPS Technologies, Inc.*^	37,420	688,154
Novell, Inc.*	150,200	899,698
Nuance Communications, Inc.*	84,490	1,405,914
Oracle Corp.	1,573,690	40,428,096
Parametric Technology Corp.*	51,050	921,452
Phoenix Technologies Ltd.*	30	97
Progress Software Corp.*	19,160	602,199
Quest Software, Inc.*	31,000	551,490
Radiant Systems, Inc.*	160	2,283
Red Hat, Inc.*	88,200	2,581,614
Rovi Corp.*^	41,550	1,542,752
Salesforce.com, Inc.*	47,100	3,506,595
Solera Holdings, Inc.	21,110	815,901
SonicWALL, Inc.*	1,330	11,558
Sybase, Inc.*	36,000	1,678,320
Symantec Corp.*	368,490	6,234,851
Symyx Technologies, Inc.*	470	2,110
Synchronoss Technologies, Inc.*	910	17,627
Synopsys, Inc.*	61,920	1,385,150
Take-Two Interactive Software, Inc.*^	34,600	340,810
Taleo Corp., Class A*	190	4,923
TIBCO Software, Inc.*	85,640	924,056
TiVo, Inc.*	66,900	1,145,328
VMware, Inc., Class A*	500	26,650
Websense, Inc.*	24,500	557,865

		205,541,133

Total Information Technology		945,459,743

Materials (4.0%)
Chemicals (2.2%)
A. Schulman, Inc.	470	11,501
Air Products & Chemicals, Inc.	93,580	6,920,241
Airgas, Inc.	37,700	2,398,474
Albemarle Corp.	36,800	1,568,784
Arch Chemicals, Inc.	15,700	539,923
Ashland, Inc.	31,964	1,686,740
Cabot Corp.	29,200	887,680
Celanese Corp., Class A	62,200	1,981,070
CF Industries Holdings, Inc.	24,350	2,220,233
Dow Chemical Co.	480,580	14,210,751
E.I. du Pont de Nemours & Co.	400,440	14,912,385
Eastman Chemical Co.	33,860	2,156,205
Ecolab, Inc.	102,012	4,483,427
Ferro Corp.*^	40,360	354,764
FMC Corp.	34,250	2,073,495
H.B. Fuller Co.	26,770	621,332
Huntsman Corp.	61,000	735,050
Innophos Holdings, Inc.	510	14,229
Innospec, Inc.*	730	8,293
International Flavors & Fragrances, Inc.	35,000	1,668,450
Intrepid Potash, Inc.*^	21,300	646,029
LSB Industries, Inc.*	580	8,839
Lubrizol Corp.	31,400	2,880,008
Minerals Technologies, Inc.	8,600	445,824
Monsanto Co.	223,700	15,976,654
Mosaic Co.	69,430	4,219,261
Nalco Holding Co.	900	21,897
NewMarket Corp.	11,300	1,163,787
NL Industries, Inc.^	33,600	$288,288
PolyOne Corp.*	2,750	28,160
PPG Industries, Inc.	70,400	4,604,160
Praxair, Inc.	139,200	11,553,600
Quaker Chemical Corp.	480	13,013
Rockwood Holdings, Inc.*	41,030	1,092,219
RPM International, Inc.	950	20,273
Scotts Miracle-Gro Co., Class A	19,400	899,190
Sensient Technologies Corp.	20,600	598,636
Sigma-Aldrich Corp.	55,600	2,983,496
Solutia, Inc.*	49,700	800,667
Spartech Corp.*	1,320	15,444
Terra Industries, Inc.	46,720	2,137,907
Valspar Corp.	44,500	1,311,860
Westlake Chemical Corp.	310	7,995

		111,170,234

Construction Materials (0.1%)
Eagle Materials, Inc.	23,200	615,728
Martin Marietta Materials, Inc.	17,700	1,478,835
Texas Industries, Inc.	15,000	512,550
Vulcan Materials Co.^	48,700	2,300,588

		4,907,701

Containers & Packaging (0.3%)
AptarGroup, Inc.	29,600	1,164,760
Ball Corp.	42,250	2,255,305
Bemis Co., Inc.	42,300	1,214,856
Crown Holdings, Inc.*	72,750	1,961,340
Graphic Packaging Holding Co.*^	297,700	1,074,697
Greif, Inc., Class A	14,800	812,816
Myers Industries, Inc.	1,070	11,214
Owens-Illinois, Inc.*	77,550	2,756,127
Packaging Corp. of America	48,600	1,196,046
Pactiv Corp.*	56,450	1,421,411
Sealed Air Corp.^	69,960	1,474,757
Sonoco Products Co.	44,160	1,359,686

		16,703,015

Metals & Mining (1.1%)
Alcoa, Inc.	420,250	5,984,360
Allegheny Technologies, Inc.	44,660	2,411,193
AMCOL International Corp.^	19,500	530,400
Carpenter Technology Corp.	24,000	878,400
Cliffs Natural Resources, Inc.	55,540	3,940,563
Commercial Metals Co.	49,390	743,813
Freeport-McMoRan Copper & Gold, Inc.	175,550	14,665,447
General Steel Holdings, Inc.*^	690	2,836
Kaiser Aluminum Corp.	14,160	546,151
Newmont Mining Corp.	208,500	10,618,905
Nucor Corp.	135,020	6,127,208
Olympic Steel, Inc.	720	23,508
Royal Gold, Inc.	13,400	619,214
Schnitzer Steel Industries, Inc., Class A	16,000	840,480
Southern Copper Corp.	94,560	2,994,715
Steel Dynamics, Inc.	71,300	1,245,611
Titanium Metals Corp.*^	30,000	497,700
United States Steel Corp.^	51,590	3,276,997
Universal Stainless & Alloy Products, Inc.*	40	960
Walter Energy, Inc.	22,000	2,029,940
Worthington Industries, Inc.	37,000	639,730

		58,618,131

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.*	1,360	17,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Clearwater Paper Corp.*	5,325	$262,256
Deltic Timber Corp.^	9,200	405,260
Domtar Corp.*^	19,740	1,271,453
Glatfelter	1,440	20,866
International Paper Co.	197,450	4,859,245
Louisiana-Pacific Corp.*	3,030	27,422
MeadWestvaco Corp.	78,600	2,008,230
Neenah Paper, Inc.	160	2,534
Wausau Paper Corp.*	45,000	384,300
Weyerhaeuser Co.^	90,100	4,078,827

		13,338,182

Total Materials		204,737,263

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	2,365,954	61,136,251
Atlantic Tele-Network, Inc.	110	4,942
Cbeyond, Inc.*	370	5,062
CenturyTel, Inc.	138,269	4,903,019
Frontier Communications Corp.	2,350	17,484
Global Crossing Ltd.*	48,290	731,593
Iowa Telecommunications Services, Inc.	27,800	464,260
Premiere Global Services, Inc.*	51,900	428,694
Qwest Communications International, Inc.	625,680	3,266,050
Verizon Communications, Inc.	1,150,440	35,686,649
Windstream Corp.	189,720	2,066,051

		108,710,055

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	181,200	7,720,932
Clearwire Corp., Class A*^	196,900	1,407,835
Crown Castle International Corp.*	127,050	4,857,122
MetroPCS Communications, Inc.*^	108,050	764,994
NII Holdings, Inc.*	73,400	3,057,844
SBA Communications Corp., Class A*	48,700	1,756,609
Shenandoah Telecommunications Co.^	17,900	336,520
Sprint Nextel Corp.*	1,287,925	4,894,115
Syniverse Holdings, Inc.*	45,100	878,097
Telephone & Data Systems, Inc.	510	17,263
USA Mobility, Inc.*	400	5,068

		25,696,399

Total Telecommunication Services		134,406,454

Utilities (3.5%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.	73,200	1,683,600
Allete, Inc.	38,700	1,295,676
American Electric Power Co., Inc.	205,570	7,026,383
Cleco Corp.	25,900	687,645
Duke Energy Corp.	544,600	8,887,872
Edison International	142,260	4,861,024
El Paso Electric Co.*	24,400	502,640
Empire District Electric Co.	22,600	407,252
Entergy Corp.	82,600	6,719,510
Exelon Corp.	282,640	12,382,458
FirstEnergy Corp.^	131,950	5,157,925
FPL Group, Inc.	181,050	8,750,147
Great Plains Energy, Inc.	51,600	958,212
IDACORP, Inc.	20,050	694,131
ITC Holdings Corp.^	20,600	1,133,000
MGE Energy, Inc.	12,100	427,856
Northeast Utilities	61,550	1,701,242
NV Energy, Inc.	100,300	$1,236,699
Pepco Holdings, Inc.	87,450	1,499,767
Pinnacle West Capital Corp.	42,600	1,607,298
PNM Resources, Inc.	47,700	597,681
PPL Corp.	162,850	4,512,574
Progress Energy, Inc.	112,420	4,424,851
Southern Co.	336,350	11,153,366
UniSource Energy Corp.	16,400	515,616
Westar Energy, Inc.	43,900	978,970

		89,803,395

Gas Utilities (0.3%)
AGL Resources, Inc.	32,350	1,250,328
Atmos Energy Corp.	38,500	1,099,945
EQT Corp.	56,800	2,328,800
Laclede Group, Inc.	8,600	289,992
National Fuel Gas Co.	28,900	1,460,895
New Jersey Resources Corp.	18,100	679,836
Nicor, Inc.	400	16,768
Northwest Natural Gas Co.^	11,500	535,900
ONEOK, Inc.	46,500	2,122,725
Piedmont Natural Gas Co., Inc.^	30,900	852,222
Questar Corp.	76,700	3,313,440
South Jersey Industries, Inc.	12,100	508,079
UGI Corp.	45,950	1,219,513
WGL Holdings, Inc.	21,650	750,172

		16,428,615

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	275,595	3,031,545
Calpine Corp.*	152,700	1,815,603
Constellation Energy Group, Inc.	75,150	2,638,517
Dynegy, Inc., Class A*	6,350	8,001
Mirant Corp.*	74,000	803,640
NRG Energy, Inc.*	102,550	2,143,295
Ormat Technologies, Inc.	14,750	415,065
RRI Energy, Inc.*	154,470	569,994

		11,425,660

Multi-Utilities (1.2%)
Ameren Corp.	88,700	2,313,296
Avista Corp.	23,950	496,005
Black Hills Corp.^	16,500	500,775
CenterPoint Energy, Inc.	139,350	2,001,066
CH Energy Group, Inc.	10,200	416,568
Consolidated Edison, Inc.	124,100	5,527,414
Dominion Resources, Inc.	248,250	10,205,557
DTE Energy Co.	71,900	3,206,740
Integrys Energy Group, Inc.^	33,090	1,567,804
MDU Resources Group, Inc.	78,350	1,690,793
NiSource, Inc.	121,000	1,911,800
NorthWestern Corp.	21,400	573,734
NSTAR	46,700	1,654,114
OGE Energy Corp.	40,000	1,557,600
PG&E Corp.	148,720	6,308,702
Public Service Enterprise Group, Inc.	211,600	6,246,432
SCANA Corp.	50,350	1,892,656
Sempra Energy	107,390	5,358,761
TECO Energy, Inc.	1,250	19,863
Vectren Corp.	34,700	857,784
Wisconsin Energy Corp.	51,050	2,522,381
Xcel Energy, Inc.	185,580	3,934,296

		60,764,141

Water Utilities (0.0%)
American Water Works Co., Inc.	65,800	1,431,808
Aqua America, Inc.^	53,850	946,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
California Water Service Group^	10,500	$394,905

		2,772,858

Total Utilities		181,194,669

Total Common Stocks (99.6%) (Cost $4,308,119,427)		5,072,902,777

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.7%)
Credit Agricole S.A./New York
0.41%, 7/2/10 (l)	$19,998,166	20,000,105
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	46,960,559	46,960,559
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	2,300,000
Monumental Global Funding II
0.43%, 5/26/10 (l)	4,000,000	3,971,600
Monumental Global Funding Ltd.
0.31%, 5/24/10 (l)	7,000,000	6,977,712
Pricoa Global Funding I
0.40%, 6/25/10 (l)	8,999,773	8,943,021

Total Short-Term Investments of Cash Collateral for Securities Loaned		89,152,997

Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10	28,803,276	28,803,276

Total Short-Term Investments (2.3%) (Cost/Amortized Cost $125,761,774)		117,956,273

Total Investments (101.9%) (Cost/Amortized Cost $4,433,881,201)		5,190,859,050
Other Assets Less Liabilities (-1.9%)		(98,381,090)

Net Assets (100%)		$5,092,477,960

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $20,495,880.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $47,899,770.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	40	June-10	$2,731,692	$2,708,400	$(23,292)
S&P 500 E-Mini Index	332	June-10	19,300,999	19,342,320	41,321

					$18,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$563,089,121	$—	$—	$563,089,121
Consumer Staples	512,691,858	—	—	512,691,858
Energy	517,543,111	—	—	517,543,111
Financials	814,701,555	—	—	814,701,555
Health Care	634,917,755	—	—	634,917,755
Industrials	564,161,248	—	—	564,161,248
Information Technology	945,459,743	—	—	945,459,743
Materials	204,737,263	—	—	204,737,263
Telecommunication Services	134,406,454	—	—	134,406,454
Utilities	181,194,669	—	—	181,194,669
Futures	41,321	—	—	41,321
Short-Term Investments	—	117,956,273	—	117,956,273

Total Assets	$5,072,944,098	$117,956,273	$—	$5,190,900,371

Liabilities:
Futures	$(23,292)	$—	$—	$(23,292)

Total Liabilities	$(23,292)	$—	$—	$(23,292)

Total	$5,072,920,806	$117,956,273	$—	$5,190,877,079

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$3,023
Total gains or losses (realized/unrealized) included in earnings	(3,023)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,611,590
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$173,410,985

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,213,642,320
Aggregate gross unrealized depreciation	(515,298,489)

Net unrealized appreciation	$698,343,831

Federal income tax cost of investments	$4,492,515,219

At March 31, 2010, the Portfolio had loaned securities with a total value of $94,106,361. This was secured by collateral of $96,958,498, which was received as cash and subsequently invested in short-term investments currently valued at $89,152,997, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $2,894,789,060 of which $669,460,381 expires in the year 2010, $6,931,676 expires in the year 2015, $529,022,662 expires in the year 2016 and $1,689,374,341 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.5%)
Asset-Backed Securities (0.3%)
AEP Texas Central Transition Funding LLC, Series 2002-1 A4
5.170%, 1/1/18	$365,000	$398,250
Series 2002-1 A5
6.250%, 1/15/17	350,000	400,544
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	500,000	533,225
Series 2006-A10 A10
5.150%, 6/16/14	100,000	105,427
Series 2007-A7 A7
5.750%, 7/15/20	200,000	222,677
Series 2009-A2 A2
3.200%, 4/15/14	1,500,000	1,538,781
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,623,679
Series 2008-A9 A9
4.260%, 5/15/13	750,000	778,314
Series 2009-A3 A3
2.400%, 6/17/13	995,000	1,012,765
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	250,000	269,363
Series 2003-A7 A7
4.150%, 7/7/17	600,000	625,146
Series 2005-A2 A2
4.850%, 3/10/17	500,000	538,532
Series 2006-A3 A3
5.300%, 3/15/18	1,350,000	1,477,577
Series 2006-A4 A4
5.450%, 5/10/13	250,000	262,423
Series 2007-A8 A8
5.650%, 9/20/19	750,000	833,033
Series 2008-A1 A1
5.350%, 2/7/20	600,000	653,564
Series 2009-A4 A4
4.900%, 6/23/16	1,200,000	1,298,865
Series 2009-A5 A5
2.250%, 12/23/14	250,000	251,895
Daimler Chrysler Auto Trust, Series 2007-A A4
5.280%, 3/8/13	250,000	262,758
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	104,620
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	950,000	989,638
Series 2008-A A4
4.280%, 6/16/14	250,000	259,545
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	650,000	693,774
USAA Auto Owner Trust, Series 2008-1 A4
4.500%, 10/15/13	350,000	364,894
Series 2009-2 A4
2.530%, 7/15/15	200,000	202,016

		15,701,305

Non-Agency CMO (3.2%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A3
4.512%, 12/10/42	$3,000,000	$3,074,134
Series 2005-1 A4
5.039%, 11/10/42(l)	2,700,000	2,786,801
Series 2005-4 A2
4.764%, 7/10/45	274,089	276,441
Series 2006-4 A4
5.634%, 7/10/46	50,000	50,830
Series 2006-6 A4
5.356%, 10/10/45	750,000	761,268
Series 2007-2 A4
5.689%, 4/10/49(l)	3,375,000	3,222,823
Series 2007-3 A4
5.658%, 6/10/49(l)	3,390,000	3,021,930
Series 2007-4 A4
5.744%, 2/10/51(l)	1,000,000	951,399
Bank of America-First Union NB Commercial Mortgage, Series 2001-3 A2
5.464%, 4/11/37	1,237,647	1,276,724
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4 A3
5.610%, 11/15/33	3,000,000	3,108,843
Series 2004-T16 A6
4.750%, 2/13/46(l)	2,560,000	2,582,996
Series 2005-PW10 A4
5.405%, 12/11/40(l)	175,000	181,704
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	3,105,000	3,120,127
Series 2005-PWR8 A4
4.674%, 6/11/41	1,000,000	1,002,789
Series 2006-T24 A4
5.537%, 10/12/41	750,000	752,486
Series 2007-PW16 A4
5.719%, 6/11/40(l)	1,250,000	1,196,819
Chase Commercial Mortgage Securities Corp., Series 2000-3 A2
7.319%, 10/15/32	336,255	341,224
Citigroup Commercial Mortgage Trust, Inc., Series 2006-C5 A4
5.431%, 10/15/49	1,250,000	1,261,087
Series 2007-C6 A4
5.699%, 12/10/49(l)	1,650,000	1,603,889
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4 A4
5.322%, 12/11/49	100,000	96,289
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	2,610,000	2,671,627
Credit Suisse Mortgage Capital Certificates, Series 2006-C2 A2
5.658%, 3/15/39(l)	250,000	254,165
Series 2006-C3 A3
5.826%, 6/15/38(l)	100,000	100,416
Series 2006-C4 A3
5.467%, 9/15/39	2,090,000	1,957,726
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	1,077,629	1,129,790
Series 2004-C1 A4
4.750%, 1/15/37(l)	250,000	256,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-C2 A1
3.819%, 5/15/36	$485,634	$485,791
Series 2004-C2 A2
5.416%, 5/15/36(l)	750,000	783,784
Series 2004-C4 A6
4.691%, 10/15/39	600,000	609,355
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	1,004,969
Series 2005-C3 A4
4.686%, 7/15/37	345,000	344,061
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.820%, 5/15/46(l)	50,000	44,167
GE Capital Commercial Mortgage Corp.,
Series 2004-C3 A3
4.865%, 7/10/39(l)	600,000	612,924
Series 2005-C1 A3
4.578%, 6/10/48	1,110,000	1,093,943
Series 2007-C1 A4
5.543%, 12/10/49	2,325,000	2,123,049
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3 A5
4.864%, 12/10/41	2,700,000	2,703,231
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)	3,450,000	3,520,688
Series 2006-GG7 A4
5.886%, 7/10/38(l)	3,178,000	3,264,391
Series 2007-GG9 A4
5.444%, 3/10/39	2,300,000	2,206,914
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	3,941,000	4,109,737
Series 2005-GG4 A4
4.761%, 7/10/39	2,500,000	2,470,785
Series 2006-GG6 A4
5.553%, 4/10/38(l)	3,372,000	3,381,662
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	761,007
Series 2006-GG8 A4
5.560%, 11/10/39	65,000	61,285
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7 A4
4.879%, 1/12/38(l)	5,236,000	5,457,736
Series 2005-LDP1 A3
4.865%, 3/15/46	3,000,000	3,019,143
Series 2005-LDP2 A3
4.697%, 7/15/42	200,000	203,059
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	1,155,737
Series 2005-LDP4 A3A1
4.871%, 10/15/42	700,000	706,638
Series 2006-CB15 A4
5.814%, 6/12/43(l)	3,285,000	3,298,059
Series 2006-CB16 A4
5.552%, 5/12/45	1,000,000	1,010,060
Series 2006-LDP9 A1S
5.284%, 5/15/47	2,703,575	2,791,168
Series 2007-CB18 A4
5.440%, 6/12/47^	1,960,000	1,926,500
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10 A2
7.371%, 8/15/32(l)	11,260	11,303
LB-UBS Commercial Mortgage Trust, Series 2004-C2 A4
4.367%, 3/15/36	$3,590,000	$3,644,369
Series 2004-C8 A4
4.510%, 12/15/29	1,611,000	1,637,846
Series 2005-C3 A5
4.739%, 7/15/30	200,000	202,701
Series 2005-C7 A4
5.197%, 11/15/30(l)	300,000	309,560
Series 2006-C1 A4
5.156%, 2/15/31	2,500,000	2,583,678
Series 2007-C6 A4
5.858%, 7/15/40(l)	2,650,000	2,584,403
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,480,000	3,472,199
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,820,000	2,835,784
Series 2005-MCP1 A4
4.747%, 6/12/43(l)	130,000	132,168
Series 2007-C1 A4
5.827%, 6/12/50(l)	2,825,000	2,774,390
Series 2008-C1 A3
5.710%, 2/12/51	300,000	305,308
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4 A3
5.172%, 12/12/49(l)	100,000	97,204
Series 2007-5 A4
5.378%, 8/12/48	4,150,000	3,466,284
Series 2007-6 A4
5.485%, 3/12/51(l)	2,750,000	2,362,270
Morgan Stanley Capital I, Inc., Series 2003-T11 A4
5.150%, 6/13/41	200,000	207,476
Series 2004-IQ8 A5
5.110%, 6/15/40(l)	630,000	653,637
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,237,919
Series 2005-IQ9 A5
4.700%, 7/15/56	3,800,000	3,836,919
Series 2006-HQ8 A3
5.438%, 3/12/44(l)	1,000,000	1,015,824
Series 2007-HQ12 A5
5.631%, 4/12/49(l)	1,540,000	1,505,489
Series 2007-IQ14 A2
5.610%, 4/15/49^	2,500,000	2,530,141
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	85,000	77,975
Series 2007-T25 A3
5.514%, 11/12/49(l)	4,150,000	4,123,087
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3 A4
6.390%, 7/15/33	904,752	937,456
Series 2001-TOP5 A4
6.390%, 10/15/35	933,092	977,421
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4 A3
6.072%, 8/15/39(l)	1,015,000	1,061,759
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	2,765,000	2,872,009
Series 2003-C9 A4
5.012%, 12/15/35(l)	250,000	256,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-C11 A5
5.215%, 1/15/41(l)	$1,002,000	$1,020,843
Series 2006-C27 A3
5.765%, 7/15/45(l)	85,000	86,915
Series 2006-C27 AM
5.795%, 7/15/45(l)	500,000	404,644
Series 2007-C30 A5
5.342%, 12/15/43	175,000	149,470
Series 2007-C31 A2
5.421%, 4/15/47	3,250,000	3,315,526
Series 2007-C33 A4
5.902%, 2/15/51(l)	1,757,000	1,638,391

		140,519,155

Total Asset-Backed and Mortgage-Backed Securities		156,220,460

Corporate Bonds (20.5%)
Consumer Discretionary (1.3%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$50,000	49,880

Automobiles (0.0%)
Daimler Finance N.A. LLC
5.750%, 9/8/11	500,000	527,022
6.500%, 11/15/13	1,232,000	1,365,844
8.500%, 1/18/31	30,000	36,626

		1,929,492

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	150,000	169,896
Marriott International, Inc.
5.625%, 2/15/13	500,000	531,982
McDonald’s Corp.
4.300%, 3/1/13	250,000	266,330
5.350%, 3/1/18	500,000	542,224
5.000%, 2/1/19	750,000	787,028
6.300%, 3/1/38	507,000	550,710
Yum! Brands, Inc.
6.875%, 11/15/37	1,045,000	1,134,667

		3,982,837

Household Durables (0.1%)
Fortune Brands, Inc.
3.000%, 6/1/12	300,000	300,602
6.375%, 6/15/14	300,000	328,315
5.375%, 1/15/16	500,000	520,927
Newell Rubbermaid, Inc.
10.600%, 4/15/19	95,000	125,333
Toll Brothers Finance Corp.
8.910%, 10/15/17	400,000	456,218
6.750%, 11/1/19	250,000	252,605
Whirlpool Corp.
8.000%, 5/1/12	225,000	247,288
5.500%, 3/1/13	500,000	523,372

		2,754,660

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	155,000	153,147

Media (0.9%)
CBS Corp.
5.625%, 8/15/12	500,000	539,356
4.625%, 5/15/18	45,000	42,789
8.875%, 5/15/19	250,000	302,001
5.750%, 4/15/20	$70,000	$70,301
7.875%, 7/30/30	581,000	640,286
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,073,000	1,243,762
Comcast Corp.
6.500%, 1/15/15	300,000	337,695
5.900%, 3/15/16	1,046,000	1,142,638
5.700%, 5/15/18	800,000	848,232
5.700%, 7/1/19	1,050,000	1,096,404
7.050%, 3/15/33	250,000	268,856
6.500%, 11/15/35	1,000,000	1,024,276
6.450%, 3/15/37	465,000	473,540
6.950%, 8/15/37	1,142,000	1,235,436
6.550%, 7/1/39	550,000	569,172
COX Communications, Inc.
4.625%, 6/1/13	800,000	845,835
5.450%, 12/15/14	545,000	589,116
DIRECTV Holdings LLC
3.550%, 3/15/15§	190,000	186,950
5.200%, 3/15/20§	265,000	260,894
6.350%, 3/15/40§	80,000	79,413
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14§	300,000	313,414
7.625%, 5/15/16	786,000	880,320
5.875%, 10/1/19§	500,000	520,344
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	620,046
Historic TW, Inc.
6.625%, 5/15/29	500,000	527,190
McGraw-Hill Cos., Inc.
6.550%, 11/15/37	200,000	214,167
News America Holdings, Inc.
9.250%, 2/1/13	676,000	794,323
News America, Inc.
6.900%, 3/1/19	250,000	284,116
6.200%, 12/15/34	35,000	34,908
6.150%, 3/1/37	471,000	464,265
6.650%, 11/15/37	800,000	841,364
7.850%, 3/1/39	500,000	593,393
Omnicom Group, Inc.
6.250%, 7/15/19	300,000	324,985
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	750,000	935,667
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	961,750
6.500%, 7/15/18	500,000	564,249
4.700%, 10/15/19	300,000	301,530
Time Warner Cable, Inc.
5.400%, 7/2/12	500,000	536,751
6.200%, 7/1/13	1,400,000	1,544,890
7.500%, 4/1/14	500,000	577,227
5.850%, 5/1/17	960,000	1,027,921
6.750%, 7/1/18	500,000	558,681
8.250%, 4/1/19	750,000	907,566
5.000%, 2/1/20	440,000	433,832
6.550%, 5/1/37	95,000	97,100
7.300%, 7/1/38	775,000	862,516
6.750%, 6/15/39	500,000	524,503
Time Warner Entertainment Co. LP
8.375%, 3/15/23	500,000	610,221
Time Warner, Inc.
6.875%, 5/1/12	1,585,000	1,743,428
5.875%, 11/15/16	472,000	515,679
7.700%, 5/1/32	1,999,000	2,307,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 11/15/36	$500,000	$513,634
Viacom, Inc.
4.375%, 9/15/14	200,000	206,638
5.625%, 9/15/19	700,000	727,084
6.875%, 4/30/36	500,000	530,092
Walt Disney Co.
6.375%, 3/1/12	60,000	65,755
4.500%, 12/15/13	2,500,000	2,692,317
5.500%, 3/15/19	500,000	542,960

		38,498,968

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	440,000	489,501
Nordstrom, Inc.
6.750%, 6/1/14	200,000	224,580
Target Corp.
5.125%, 1/15/13	800,000	868,595
6.000%, 1/15/18	1,250,000	1,399,473
6.350%, 11/1/32	25,000	26,580
6.500%, 10/15/37	500,000	544,121
7.000%, 1/15/38	1,000,000	1,155,929

		4,708,779

Specialty Retail (0.1%)
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,120,764
5.400%, 3/1/16	1,442,000	1,558,222
5.875%, 12/16/36	789,000	765,667
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	547,432
5.400%, 10/15/16	20,000	21,779
5.800%, 10/15/36	463,000	466,122
Staples, Inc.
7.750%, 4/1/11	1,000,000	1,061,060
9.750%, 1/15/14	500,000	606,165
TJX Cos., Inc.
4.200%, 8/15/15	200,000	211,540
6.950%, 4/15/19	285,000	336,774

		6,695,525

Total Consumer Discretionary		58,773,288

Consumer Staples (1.6%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.
5.050%, 10/15/16	1,000,000	1,049,847
5.750%, 4/1/36	30,000	28,980
6.450%, 9/1/37	612,000	652,206
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	2,250,000	2,310,388
4.125%, 1/15/15	1,250,000	1,286,124
5.375%, 1/15/20	2,250,000	2,321,057
6.375%, 1/15/40	500,000	533,679
Bottling Group LLC
4.625%, 11/15/12	159,000	170,700
6.950%, 3/15/14	700,000	810,396
5.125%, 1/15/19	500,000	523,893
Coca-Cola Co.
3.625%, 3/15/14	200,000	208,055
5.350%, 11/15/17	460,000	506,067
4.875%, 3/15/19	500,000	520,013
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	600,000	701,053
8.500%, 2/1/22	1,000,000	1,293,722
6.950%, 11/15/26	35,000	41,452
6.750%, 9/15/28	466,000	534,715
Diageo Capital plc
7.375%, 1/15/14	$1,000,000	$1,162,931
5.750%, 10/23/17	580,000	628,424
Diageo Finance B.V.
3.875%, 4/1/11	300,000	308,324
3.250%, 1/15/15	400,000	401,555
5.300%, 10/28/15	910,000	999,091
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/11	200,000	200,511
2.350%, 12/21/12	200,000	201,418
6.820%, 5/1/18	550,000	628,325
Pepsi Bottling Group, Inc. Series B
7.000%, 3/1/29	200,000	235,757
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	264,294
PepsiCo, Inc.
4.650%, 2/15/13	212,000	228,686
3.750%, 3/1/14	1,250,000	1,306,924
7.900%, 11/1/18	600,000	743,132
4.500%, 1/15/20	1,000,000	1,011,313
5.500%, 1/15/40	200,000	198,016

		22,011,048

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.300%, 3/15/12	300,000	322,270
5.500%, 3/15/17	360,000	395,051
CVS Caremark Corp.
5.750%, 6/1/17	1,000,000	1,078,391
6.600%, 3/15/19	500,000	559,008
6.250%, 6/1/27	486,000	504,683
6.125%, 9/15/39	500,000	496,939
Delhaize America, Inc.
9.000%, 4/15/31	250,000	318,027
Delhaize Group
5.875%, 2/1/14	250,000	273,363
Kroger Co.
7.500%, 1/15/14	1,000,000	1,154,695
4.950%, 1/15/15	90,000	95,444
3.900%, 10/1/15	500,000	506,133
6.400%, 8/15/17	250,000	277,942
8.000%, 9/15/29	500,000	609,237
6.900%, 4/15/38	400,000	446,197
Safeway, Inc.
5.800%, 8/15/12	950,000	1,036,041
7.250%, 2/1/31	200,000	228,734
Sysco Corp.
5.250%, 2/12/18	1,000,000	1,065,289
Walgreen Co.
4.875%, 8/1/13	500,000	544,330
5.250%, 1/15/19	500,000	531,376
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,874,000	2,009,996
4.550%, 5/1/13	1,000,000	1,075,231
3.200%, 5/15/14	300,000	307,595
4.125%, 2/1/19	750,000	749,753
5.250%, 9/1/35	1,045,000	998,410
6.500%, 8/15/37	1,560,000	1,729,430

		17,313,565

Food Products (0.4%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	35,000	33,708
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	656,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Campbell Soup Co.
5.000%, 12/3/12	$500,000	$544,245
3.375%, 8/15/14	200,000	205,428
4.500%, 2/15/19	382,000	388,688
ConAgra Foods, Inc.
6.750%, 9/15/11	1,060,000	1,139,055
General Mills, Inc.
6.000%, 2/15/12	949,000	1,032,546
5.650%, 2/15/19	500,000	536,309
H.J. Heinz Co.
5.350%, 7/15/13	400,000	433,741
Hershey Co.
4.850%, 8/15/15	452,000	477,210
Kellogg Co.
4.250%, 3/6/13	1,500,000	1,584,672
7.450%, 4/1/31	25,000	30,420
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	63,726
6.250%, 6/1/12	951,000	1,040,750
6.000%, 2/11/13	300,000	329,266
5.250%, 10/1/13	115,000	124,428
6.750%, 2/19/14	750,000	843,358
4.125%, 2/9/16	300,000	303,992
6.125%, 2/1/18	1,312,000	1,435,840
5.375%, 2/10/20	900,000	914,719
6.500%, 11/1/31	500,000	514,667
7.000%, 8/11/37	700,000	768,312
6.500%, 2/9/40	900,000	932,653
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	200,000	198,825
Sara Lee Corp.
6.250%, 9/15/11	500,000	531,293
Unilever Capital Corp.
5.900%, 11/15/32	500,000	523,210

		15,587,881

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	940,000	1,019,313
3.550%, 11/1/15	200,000	202,690
5.950%, 10/15/17	50,000	54,728
Kimberly-Clark Corp.
7.500%, 11/1/18	700,000	850,151
6.625%, 8/1/37	100,000	114,091
Procter & Gamble Co.
1.375%, 8/1/12	300,000	300,041
4.600%, 1/15/14	800,000	859,545
4.950%, 8/15/14	525,000	573,839
4.700%, 2/15/19	1,200,000	1,230,649
5.550%, 3/5/37	1,019,000	1,030,362

		6,235,409

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	767,535
Estee Lauder Cos., Inc.
7.750%, 11/1/13	500,000	581,210
Procter & Gamble International Funding
1.350%, 8/26/11	500,000	503,614

		1,852,359

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	948,000	1,108,106
9.700%, 11/10/18	1,075,000	1,321,851
9.250%, 8/6/19	500,000	607,566
9.950%, 11/10/38	500,000	656,581
10.200%, 2/6/39	$500,000	$670,344
Lorillard Tobacco Co.
8.125%, 6/23/19	300,000	330,509
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	214,822
6.875%, 3/17/14	500,000	572,559
5.650%, 5/16/18	956,000	1,029,298
6.375%, 5/16/38	500,000	544,005
Reynolds American, Inc.
6.750%, 6/15/17	1,400,000	1,499,518

		8,555,159

Total Consumer Staples		71,555,421

Energy (1.7%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	205,000	222,613
5.700%, 10/15/39	500,000	490,194
Halliburton Co.
6.150%, 9/15/19	250,000	280,212
6.700%, 9/15/38	500,000	557,035
7.450%, 9/15/39	250,000	305,025
Rowan Cos., Inc.
7.875%, 8/1/19	190,000	217,610
Transocean, Inc.
6.000%, 3/15/18	476,000	518,150
6.800%, 3/15/38	200,000	224,579
Weatherford International Ltd.
5.500%, 2/15/16	519,000	553,031
9.625%, 3/1/19	1,000,000	1,265,367
7.000%, 3/15/38	500,000	528,649

		5,162,465

Oil, Gas & Consumable Fuels (1.6%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	444,000	529,655
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,202,000	1,309,544
8.700%, 3/15/19	289,000	357,545
6.450%, 9/15/36	800,000	815,312
7.950%, 6/15/39	100,000	120,202
Apache Corp.
5.250%, 4/15/13	1,000,000	1,088,065
6.000%, 1/15/37	532,000	559,761
Buckeye Partners LP
5.500%, 8/15/19	300,000	303,698
Canadian Natural Resources Ltd.
5.700%, 5/15/17	487,000	519,659
6.450%, 6/30/33	500,000	514,159
6.250%, 3/15/38	600,000	620,428
Cenovus Energy, Inc.
4.500%, 9/15/14§	250,000	260,824
5.700%, 10/15/19§	500,000	525,756
6.750%, 11/15/39§	500,000	542,282
Chevron Corp.
3.450%, 3/3/12	500,000	520,508
3.950%, 3/3/14	500,000	522,175
4.950%, 3/3/19	1,000,000	1,056,745
Conoco Funding Co.
6.350%, 10/15/11	1,000,000	1,078,714
Conoco, Inc.
6.950%, 4/15/29	540,000	619,814
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,952,995
4.750%, 2/1/14	1,000,000	1,075,325

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 2/1/19	$1,000,000	$1,090,098
6.500%, 2/1/39	1,350,000	1,508,028
Devon Energy Corp.
6.300%, 1/15/19	500,000	558,083
7.950%, 4/15/32	500,000	628,340
Devon Financing Corp. ULC
6.875%, 9/30/11	962,000	1,038,010
7.875%, 9/30/31	60,000	74,494
El Paso Natural Gas Co.
8.375%, 6/15/32	500,000	585,176
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	389,833
Enbridge, Inc.
5.800%, 6/15/14	500,000	551,003
EnCana Corp.
4.750%, 10/15/13	463,000	495,852
6.500%, 5/15/19	85,000	94,805
6.500%, 8/15/34	500,000	529,953
6.500%, 2/1/38	600,000	638,840
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	540,506
6.700%, 7/1/18	459,000	501,390
9.000%, 4/15/19	700,000	859,538
Enterprise Products Operating LLC
9.750%, 1/31/14	1,375,000	1,669,656
5.600%, 10/15/14	55,000	59,531
6.875%, 3/1/33	500,000	535,202
6.650%, 10/15/34	250,000	260,210
6.125%, 10/15/39	150,000	147,484
EOG Resources, Inc.
5.625%, 6/1/19	260,000	279,046
Hess Corp.
8.125%, 2/15/19	750,000	914,213
7.300%, 8/15/31	666,000	758,901
Husky Energy, Inc.
5.900%, 6/15/14	170,000	185,008
7.250%, 12/15/19	100,000	115,830
6.800%, 9/15/37	1,000,000	1,086,008
Kerr-McGee Corp.
6.950%, 7/1/24	85,000	94,550
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	65,694
5.000%, 12/15/13	500,000	536,041
5.625%, 2/15/15	1,135,000	1,230,759
6.000%, 2/1/17	535,000	574,562
6.850%, 2/15/20	1,290,000	1,447,156
7.400%, 3/15/31	500,000	562,198
6.950%, 1/15/38	500,000	541,615
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	222,119
6.550%, 7/15/19	100,000	110,755
Marathon Oil Corp.
6.125%, 3/15/12	100,000	108,847
6.500%, 2/15/14	500,000	560,589
7.500%, 2/15/19	500,000	587,302
6.600%, 10/1/37	500,000	524,867
Nabors Industries, Inc.
9.250%, 1/15/19	500,000	621,939
Nexen, Inc.
5.650%, 5/15/17	250,000	263,379
6.200%, 7/30/19	60,000	64,689
5.875%, 3/10/35	725,000	689,350
7.500%, 7/30/39	235,000	268,060
Noble Energy, Inc.
8.250%, 3/1/19	500,000	605,552
Occidental Petroleum Corp.
7.000%, 11/1/13	$500,000	$579,173
4.125%, 6/1/16	300,000	309,086
ONEOK Partners LP
8.625%, 3/1/19	1,500,000	1,852,269
PC Financial Partnership
5.000%, 11/15/14	600,000	633,007
Pemex Project Funding Master Trust
6.625%, 6/15/35	470,000	463,037
Petrobras International Finance Co.
6.125%, 10/6/16	500,000	538,613
7.875%, 3/15/19	1,500,000	1,754,337
5.750%, 1/20/20	1,000,000	1,024,491
6.875%, 1/20/40	500,000	516,092
Petro-Canada, Inc.
6.800%, 5/15/38	500,000	534,975
Petroleos Mexicanos
4.875%, 3/15/15§	500,000	513,500
8.000%, 5/3/19	1,500,000	1,758,750
6.000%, 3/5/20§	240,000	246,000
Plains All American Pipeline LP
6.650%, 1/15/37	479,000	496,694
Shell International Finance B.V.
5.625%, 6/27/11	750,000	794,263
1.875%, 3/25/13	185,000	184,819
4.000%, 3/21/14	950,000	999,711
3.250%, 9/22/15	500,000	502,486
4.300%, 9/22/19	1,000,000	985,998
4.375%, 3/25/20	325,000	322,198
6.375%, 12/15/38	600,000	660,724
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	539,186
7.500%, 9/15/38	150,000	170,082
Statoil ASA
5.250%, 4/15/19	715,000	746,692
7.750%, 6/15/23	25,000	31,075
Suncor Energy, Inc.
6.100%, 6/1/18	500,000	538,742
5.950%, 12/1/34	500,000	491,265
6.850%, 6/1/39	500,000	538,761
Sunoco, Inc.
9.625%, 4/15/15	500,000	601,496
Talisman Energy, Inc.
7.750%, 6/1/19	150,000	178,733
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	27,643
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	750,000	878,711
5.600%, 3/31/34	25,000	24,271
6.200%, 10/15/37	750,000	777,608
7.625%, 1/15/39	1,750,000	2,132,492
Valero Energy Corp.
4.500%, 2/1/15	90,000	90,165
6.125%, 6/15/17	500,000	520,445
9.375%, 3/15/19	750,000	892,902
6.125%, 2/1/20	135,000	135,034
7.500%, 4/15/32	435,000	448,319
6.625%, 6/15/37	345,000	328,114
XTO Energy, Inc.
6.250%, 4/15/13	750,000	837,405
5.750%, 12/15/13	500,000	557,044
6.500%, 12/15/18	500,000	577,073
6.750%, 8/1/37	1,000,000	1,170,801

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.375%, 6/15/38	$80,000	$89,590

		69,662,099

Total Energy		74,824,564

Financials (8.7%)
Capital Markets (1.7%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	1,800,000	1,951,553
5.125%, 8/27/13	250,000	272,826
4.300%, 5/15/14	785,000	826,365
Bear Stearns Cos. LLC
6.950%, 8/10/12	2,900,000	3,212,733
5.300%, 10/30/15	586,000	623,849
5.550%, 1/22/17	2,040,000	2,119,240
6.400%, 10/2/17	1,000,000	1,104,716
7.250%, 2/1/18	2,070,000	2,392,278
BlackRock, Inc.
3.500%, 12/10/14	400,000	404,914
5.000%, 12/10/19	600,000	600,615
Charles Schwab Corp.
4.950%, 6/1/14	750,000	799,671
Deutsche Bank AG/London
5.375%, 10/12/12	2,003,000	2,179,757
2.375%, 1/11/13	400,000	400,679
6.000%, 9/1/17	1,000,000	1,096,445
Goldman Sachs Capital I
6.345%, 2/15/34	1,294,000	1,194,823
Goldman Sachs Capital II
5.793%, 12/29/49(l)	135,000	114,413
Goldman Sachs Group, Inc.
1.625%, 7/15/11	956,000	966,771
6.600%, 1/15/12	1,000,000	1,085,047
2.150%, 3/15/12	250,000	254,688
3.250%, 6/15/12	2,018,000	2,104,161
3.625%, 8/1/12	390,000	403,882
5.450%, 11/1/12	2,400,000	2,594,405
5.250%, 10/15/13	1,575,000	1,693,008
6.000%, 5/1/14	750,000	821,238
5.125%, 1/15/15	1,938,000	2,044,245
5.350%, 1/15/16	555,000	584,650
5.625%, 1/15/17	500,000	512,352
6.250%, 9/1/17	1,500,000	1,613,113
5.950%, 1/18/18	50,000	52,457
6.150%, 4/1/18	1,954,000	2,067,488
7.500%, 2/15/19	1,000,000	1,142,799
5.950%, 1/15/27	1,572,000	1,509,059
6.125%, 2/15/33	534,000	527,805
6.450%, 5/1/36	500,000	483,465
6.750%, 10/1/37	996,000	994,749
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	112,926
8.500%, 7/15/19	600,000	665,606
Lazard Group LLC
7.125%, 5/15/15	400,000	419,999
Lehman Brothers Holdings, Inc.
0.000%, 12/23/10(b)(h)§	3,000,000	690,000
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,068,005
6.150%, 4/25/13	1,960,000	2,110,336
6.050%, 5/16/16	1,000,000	1,019,652
5.700%, 5/2/17	2,500,000	2,484,987
6.875%, 4/25/18	2,500,000	2,694,173
6.875%, 11/15/18	130,000	139,082
6.220%, 9/15/26	500,000	482,540
6.110%, 1/29/37	$1,500,000	$1,380,138
Morgan Stanley
2.000%, 9/22/11	1,000,000	1,016,797
3.250%, 12/1/11	1,900,000	1,969,916
5.625%, 1/9/12	1,900,000	2,012,415
2.250%, 3/13/12	250,000	255,073
6.600%, 4/1/12	1,000,000	1,084,969
1.950%, 6/20/12	1,000,000	1,015,093
5.250%, 11/2/12	1,820,000	1,939,975
4.750%, 4/1/14	1,000,000	1,021,077
6.000%, 5/13/14	300,000	324,041
6.000%, 4/28/15	500,000	535,608
5.375%, 10/15/15	1,900,000	1,973,427
5.750%, 10/18/16	1,000,000	1,039,652
5.550%, 4/27/17	1,750,000	1,789,793
5.950%, 12/28/17	3,000,000	3,082,110
7.300%, 5/13/19	1,300,000	1,436,252
5.625%, 9/23/19	500,000	498,237
7.250%, 4/1/32	275,000	313,006
Nomura Holdings, Inc.
5.000%, 3/4/15	600,000	613,329
6.700%, 3/4/20	458,000	475,319
Northern Trust Corp.
4.625%, 5/1/14	130,000	138,259
Raymond James Financial, Inc.
8.600%, 8/15/19	200,000	228,578

		76,780,629

Commercial Banks (2.3%)
American Express Bank FSB
3.150%, 12/9/11	1,500,000	1,554,838
5.500%, 4/16/13	500,000	535,488
Bank of Nova Scotia
2.250%, 1/22/13	485,000	489,473
3.400%, 1/22/15	450,000	452,960
Barclays Bank plc
5.450%, 9/12/12	500,000	538,995
5.000%, 9/22/16	1,000,000	1,027,870
6.750%, 5/22/19	850,000	940,349
BB&T Capital Trust II
6.750%, 6/7/36	500,000	497,807
BB&T Corp.
4.750%, 10/1/12	500,000	527,260
3.375%, 9/25/13	1,200,000	1,224,782
5.200%, 12/23/15	35,000	36,625
5.250%, 11/1/19	460,000	462,489
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	100,000	100,419
Charter One Bank N.A.
5.500%, 4/26/11	250,000	256,169
6.375%, 5/15/12	1,000,000	1,033,496
Citibank N.A.
1.375%, 8/10/11	1,000,000	1,008,078
1.250%, 9/22/11	600,000	603,907
1.250%, 11/15/11	1,000,000	1,005,918
1.875%, 5/7/12	1,000,000	1,012,968
1.750%, 12/28/12	500,000	501,422
Credit Suisse AG
5.400%, 1/14/20	1,000,000	1,007,817
Credit Suisse AG/New York
3.450%, 7/2/12	550,000	569,355
5.000%, 5/15/13	2,000,000	2,149,554
5.500%, 5/1/14	750,000	816,324
6.000%, 2/15/18	820,000	868,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Financial LLC
5.375%, 3/2/15	$500,000	$530,779
Fifth Third Bancorp
8.250%, 3/1/38	990,000	1,040,241
FleetBoston Financial Corp.
6.875%, 1/15/28	1,000,000	995,536
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	1,371,750
GMAC, Inc.
1.750%, 10/30/12	1,000,000	1,005,785
2.200%, 12/19/12	1,000,000	1,015,027
HSBC Bank USA/New York
4.625%, 4/1/14	1,000,000	1,043,385
HSBC Holdings plc
5.250%, 12/12/12	40,000	42,781
6.500%, 5/2/36	2,000,000	2,060,950
6.500%, 9/15/37	850,000	881,095
HSBC USA, Inc.
3.125%, 12/16/11	500,000	517,651
ICICI Bank Ltd.
6.625%, 10/3/12§	600,000	637,232
KeyBank N.A.
5.800%, 7/1/14	1,500,000	1,534,111
KeyCorp
6.500%, 5/14/13	920,000	982,476
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	3,000,000	3,103,842
2.000%, 1/17/12	3,500,000	3,556,364
1.875%, 1/14/13	1,500,000	1,505,483
3.250%, 3/15/13	2,801,000	2,912,012
3.500%, 3/10/14	3,500,000	3,642,243
4.125%, 10/15/14	15,000	15,738
2.750%, 10/21/14^	1,000,000	1,002,117
4.875%, 1/17/17	2,965,000	3,220,224
4.500%, 7/16/18	1,000,000	1,051,444
4.875%, 6/17/19	1,500,000	1,609,280
(Zero Coupon), 4/18/36	1,289,000	336,412
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	109,316
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	529,944
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	1,000,000	1,082,837
1.875%, 9/24/12	500,000	503,868
4.125%, 7/15/13	500,000	532,375
3.125%, 7/15/15	1,500,000	1,504,672
5.125%, 2/1/17	600,000	654,484
Marshall & Ilsley Corp.
5.350%, 4/1/11	1,027,000	1,032,465
National City Bank/Ohio
6.200%, 12/15/11	500,000	538,891
North Fork Bancorp, Inc.
5.875%, 8/15/12	500,000	524,857
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,518,836
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	994,906
PNC Funding Corp.
2.300%, 6/22/12	1,000,000	1,022,687
3.625%, 2/8/15	200,000	201,198
4.250%, 9/21/15	1,000,000	1,030,063
5.625%, 2/1/17	745,000	768,716
5.125%, 2/8/20	200,000	201,468
Regions Bank/Alabama
3.250%, 12/9/11	1,000,000	1,037,197
7.500%, 5/15/18	$500,000	$496,067
Regions Financial Corp.
7.750%, 11/10/14	600,000	631,285
Royal Bank of Scotland Group plc
5.000%, 10/1/14	250,000	239,251
6.400%, 10/21/19	750,000	749,812
Sovereign Bank
2.750%, 1/17/12	500,000	515,407
SunTrust Bank/Georgia
6.375%, 4/1/11	1,500,000	1,565,957
3.000%, 11/16/11	500,000	516,262
7.250%, 3/15/18	500,000	534,673
U.S. Bancorp
2.125%, 2/15/13	200,000	199,386
4.200%, 5/15/14	350,000	367,217
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,000,000	1,064,763
4.950%, 10/30/14	1,000,000	1,064,593
UBS AG/Connecticut
5.875%, 12/20/17	1,250,000	1,294,579
5.750%, 4/25/18	1,000,000	1,024,320
UBS AG/New York
7.750%, 9/1/26	200,000	222,366
USB Capital XIII Trust
6.625%, 12/15/39	250,000	253,065
Wachovia Bank N.A.
4.875%, 2/1/15	1,000,000	1,036,901
6.600%, 1/15/38	1,700,000	1,749,082
Wachovia Corp.
5.300%, 10/15/11	1,000,000	1,058,041
5.700%, 8/1/13	976,000	1,068,832
5.250%, 8/1/14	1,055,000	1,108,158
5.625%, 10/15/16	1,447,000	1,524,914
5.750%, 6/15/17	110,000	117,143
Wells Fargo & Co.
5.300%, 8/26/11	1,000,000	1,053,387
3.000%, 12/9/11	1,480,000	1,528,171
5.250%, 10/23/12	940,000	1,012,717
4.375%, 1/31/13	1,000,000	1,055,344
4.950%, 10/16/13	500,000	528,218
3.750%, 10/1/14	1,600,000	1,619,381
5.125%, 9/15/16	55,000	57,077
5.625%, 12/11/17	1,470,000	1,559,473
5.375%, 2/7/35	1,000,000	929,646
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,158,372
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	516,250
Wells Fargo Capital XV
9.750%, 12/31/49(l)	500,000	560,000
Westpac Banking Corp.
2.250%, 11/19/12	400,000	402,801
4.200%, 2/27/15	700,000	720,562
4.875%, 11/19/19	400,000	397,312
Zions Bancorp
7.750%, 9/23/14	500,000	504,310

		101,630,396

Consumer Finance (0.5%)
American Express Co.
7.250%, 5/20/14	500,000	566,634
5.500%, 9/12/16	30,000	31,331
7.000%, 3/19/18	2,071,000	2,352,225
8.125%, 5/20/19	500,000	605,600

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
American Express Credit Corp.
5.875%, 5/2/13	$1,500,000	$1,624,845
7.300%, 8/20/13	1,500,000	1,683,619
5.125%, 8/25/14	500,000	530,864
Boeing Capital Corp.
5.800%, 1/15/13	200,000	220,112
Capital One Financial Corp.
5.700%, 9/15/11	500,000	522,574
7.375%, 5/23/14	250,000	285,683
5.500%, 6/1/15	500,000	525,765
6.150%, 9/1/16	500,000	518,737
6.750%, 9/15/17	1,000,000	1,105,013
Discover Financial Services
6.450%, 6/12/17	498,000	490,644
8.700%, 11/18/19	500,000	547,636
HSBC Finance Corp.
6.750%, 5/15/11	1,000,000	1,051,107
7.000%, 5/15/12	500,000	545,265
6.375%, 11/27/12	953,000	1,043,726
4.750%, 7/15/13	2,036,000	2,138,315
5.000%, 6/30/15	485,000	505,072
PACCAR Financial Corp.
1.950%, 12/17/12	400,000	399,147
SLM Corp.
5.400%, 10/25/11	455,000	459,269
5.125%, 8/27/12	500,000	496,825
5.375%, 1/15/13	210,000	207,406
5.375%, 5/15/14	600,000	568,313
8.450%, 6/15/18	1,000,000	1,011,361
8.000%, 3/25/20	250,000	243,440
5.625%, 8/1/33	200,000	154,325

		20,434,853

Diversified Financial Services (3.0%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,000,000	1,089,348
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,080,000	1,251,338
Bank of America Corp.
5.375%, 8/15/11	1,000,000	1,051,091
2.100%, 4/30/12	3,150,000	3,208,007
3.125%, 6/15/12	1,954,000	2,030,440
4.900%, 5/1/13	1,000,000	1,046,178
4.750%, 8/15/13	2,099,000	2,182,685
7.375%, 5/15/14	2,000,000	2,249,082
5.125%, 11/15/14	1,000,000	1,036,946
6.500%, 8/1/16	800,000	864,796
5.625%, 10/14/16	1,085,000	1,123,367
6.000%, 9/1/17	60,000	62,402
5.750%, 12/1/17	1,500,000	1,537,911
5.650%, 5/1/18	1,100,000	1,112,837
7.625%, 6/1/19	1,000,000	1,143,863
Bank of America N.A.
5.300%, 3/15/17	1,000,000	989,901
6.000%, 10/15/36	500,000	462,654
Boeing Capital Corp.
6.500%, 2/15/12	943,000	1,030,172
BP Capital Markets plc
1.550%, 8/11/11	300,000	302,953
3.125%, 3/10/12	1,000,000	1,035,909
5.250%, 11/7/13	750,000	825,319
3.625%, 5/8/14	500,000	518,667
3.875%, 3/10/15	300,000	311,573
4.750%, 3/10/19	750,000	770,956
Capital One Capital IV
6.745%, 2/17/37(l)	$489,000	$421,762
Capital One Capital VI
8.875%, 5/15/40	605,000	659,319
Caterpillar Financial Services Corp.
5.125%, 10/12/11	937,000	992,373
4.250%, 2/8/13	949,000	1,009,458
2.000%, 4/5/13	200,000	199,658
6.125%, 2/17/14	550,000	619,820
7.150%, 2/15/19	1,150,000	1,353,660
Citigroup Funding, Inc.
1.375%, 5/5/11	1,000,000	1,007,874
2.125%, 7/12/12	500,000	508,966
1.875%, 10/22/12	1,500,000	1,511,967
1.875%, 11/15/12	1,000,000	1,007,248
2.250%, 12/10/12	1,000,000	1,016,230
Citigroup, Inc.
2.875%, 12/9/11	980,000	1,011,194
6.000%, 2/21/12	135,000	143,181
2.125%, 4/30/12	3,100,000	3,156,749
5.300%, 10/17/12	500,000	525,149
5.500%, 4/11/13	3,000,000	3,152,343
6.500%, 8/19/13	2,000,000	2,156,024
6.375%, 8/12/14	2,000,000	2,136,606
5.000%, 9/15/14	1,565,000	1,562,795
5.500%, 10/15/14	1,000,000	1,034,906
6.125%, 11/21/17	185,000	190,304
6.125%, 5/15/18	3,403,000	3,477,148
8.500%, 5/22/19	1,000,000	1,167,186
5.850%, 12/11/34	1,095,000	994,271
6.125%, 8/25/36	2,000,000	1,745,274
5.875%, 5/29/37	500,000	450,393
6.875%, 3/5/38	500,000	505,248
8.125%, 7/15/39	815,000	940,838
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,097,816
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	434,000	449,345
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	318,103
5.125%, 8/15/15	1,932,000	2,069,008
Credit Suisse USA, Inc.
6.125%, 11/15/11	75,000	80,572
6.500%, 1/15/12	1,000,000	1,087,267
7.125%, 7/15/32	400,000	469,105
Diageo Investment Corp.
7.450%, 4/15/35	200,000	239,175
Equifax, Inc.
4.450%, 12/1/14	200,000	205,797
General Electric Capital Corp.
5.500%, 4/28/11	1,000,000	1,049,414
3.000%, 12/9/11	3,056,000	3,158,055
5.875%, 2/15/12	2,829,000	3,040,971
2.250%, 3/12/12	1,000,000	1,021,267
2.200%, 6/8/12	1,000,000	1,018,561
2.000%, 9/28/12	1,000,000	1,013,613
5.250%, 10/19/12	1,500,000	1,610,312
2.125%, 12/21/12	1,500,000	1,519,625
2.625%, 12/28/12	2,000,000	2,053,816
5.450%, 1/15/13	4,110,000	4,447,686
5.900%, 5/13/14	1,300,000	1,430,320
4.375%, 9/21/15	700,000	721,776
5.400%, 2/15/17	1,034,000	1,081,695
5.625%, 9/15/17	50,000	52,646
5.625%, 5/1/18	2,500,000	2,612,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.750%, 3/15/32	$1,144,000	$1,210,329
6.150%, 8/7/37	485,000	474,284
5.875%, 1/14/38	1,061,000	1,008,745
6.875%, 1/10/39	3,000,000	3,235,830
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	542,870
John Deere Capital Corp.
7.000%, 3/15/12	1,250,000	1,382,588
2.875%, 6/19/12	1,250,000	1,293,360
5.250%, 10/1/12	750,000	814,269
4.500%, 4/3/13	500,000	533,823
5.750%, 9/10/18	400,000	436,880
JPMorgan Chase & Co.
5.600%, 6/1/11	1,500,000	1,579,660
3.125%, 12/1/11	2,037,000	2,107,794
6.625%, 3/15/12	1,935,000	2,103,500
2.125%, 6/22/12	1,000,000	1,018,883
2.125%, 12/26/12	1,000,000	1,014,230
5.750%, 1/2/13	100,000	108,527
4.750%, 5/1/13	500,000	532,942
4.650%, 6/1/14	500,000	528,330
5.125%, 9/15/14	1,000,000	1,056,400
3.700%, 1/20/15	500,000	503,079
5.250%, 5/1/15	170,000	179,105
6.000%, 1/15/18	976,000	1,059,645
6.300%, 4/23/19	1,000,000	1,103,556
6.400%, 5/15/38	500,000	539,854
JPMorgan Chase Capital XV
5.875%, 3/15/35	490,000	445,864
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	474,000	464,575
JPMorgan Chase Capital XXII
6.450%, 2/2/37	250,000	232,102
JPMorgan Chase Capital XXV
6.800%, 10/1/37	995,000	990,449
JPMorgan Chase Capital XXVII
7.000%, 11/1/39	1,000,000	1,020,504
K2 Corp.
0.000%, 2/15/11(b)†	13,500,000	—
Links Finance LLC
0.000%, 12/31/09(b)(h)†	7,100,000	—
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	991,547
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	200,000	199,045
5.550%, 1/15/20	200,000	198,894
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,840,000	2,024,009
4.750%, 3/1/14	1,500,000	1,598,238
10.375%, 11/1/18	1,000,000	1,330,066
8.000%, 3/1/32	25,000	29,785
Private Export Funding Corp.
5.685%, 5/15/12	300,000	327,760
4.550%, 5/15/15	400,000	429,094
4.950%, 11/15/15	200,000	217,679
4.300%, 12/15/21	400,000	377,040
Teco Finance, Inc.
4.000%, 3/15/16	105,000	103,469
5.150%, 3/15/20	85,000	83,938
Unilever Capital Corp.
3.650%, 2/15/14	500,000	520,451
4.800%, 2/15/19	750,000	773,273
Western Union Co.
6.500%, 2/26/14	200,000	225,549
5.253%, 4/1/20§	$1,002,000	$1,013,323

		131,709,951

Insurance (0.8%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	549,117
5.600%, 5/15/15	250,000	272,961
5.900%, 6/15/19	100,000	109,002
Aegon N.V.
4.625%, 12/1/15	600,000	605,314
Aflac, Inc.
8.500%, 5/15/19	300,000	361,216
6.900%, 12/17/39	110,000	113,362
Allstate Corp.
6.200%, 5/16/14	475,000	528,710
7.450%, 5/16/19	200,000	234,692
5.550%, 5/9/35	500,000	480,161
5.950%, 4/1/36	703,000	704,836
6.500%, 5/15/57(l)	250,000	239,375
American International Group, Inc.
5.375%, 10/18/11	25,000	25,677
5.450%, 5/18/17	75,000	68,996
5.850%, 1/16/18	500,000	464,583
8.250%, 8/15/18	2,500,000	2,623,200
6.250%, 5/1/36	500,000	436,016
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	1,000,000	1,052,868
5.000%, 8/15/13	1,250,000	1,365,099
4.850%, 1/15/15	1,030,000	1,107,157
5.750%, 1/15/40	400,000	395,691
Chubb Corp.
5.750%, 5/15/18	250,000	270,297
6.500%, 5/15/38	500,000	545,262
CNA Financial Corp.
7.350%, 11/15/19	240,000	250,831
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	77,439
Genworth Financial, Inc.
8.625%, 12/15/16	1,000,000	1,091,261
6.515%, 5/22/18	1,000,000	985,120
Hartford Financial Services Group, Inc.
6.300%, 3/15/18	500,000	523,391
6.100%, 10/1/41	419,000	374,198
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	208,393
Lincoln National Corp.
8.750%, 7/1/19	400,000	489,109
6.250%, 2/15/20	100,000	104,272
6.300%, 10/9/37	450,000	443,064
Markel Corp.
7.125%, 9/30/19	200,000	214,997
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	299,975
5.750%, 9/15/15	150,000	158,849
9.250%, 4/15/19	500,000	622,669
5.875%, 8/1/33	35,000	30,829
MetLife, Inc.
6.125%, 12/1/11	292,000	312,399
5.500%, 6/15/14	500,000	532,505
6.750%, 6/1/16	1,500,000	1,680,980
7.717%, 2/15/19	1,200,000	1,401,194
5.700%, 6/15/35	812,000	778,827
6.400%, 12/15/36	483,000	432,285
PartnerRe Finance B LLC
5.500%, 6/1/20	200,000	198,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Principal Financial Group, Inc.
8.875%, 5/15/19	$380,000	$456,325
Protective Life Corp.
7.375%, 10/15/19	400,000	424,884
8.450%, 10/15/39	200,000	209,751
Prudential Financial, Inc.
2.750%, 1/14/13	300,000	300,365
4.500%, 7/15/13	932,000	974,409
5.100%, 9/20/14	55,000	58,093
3.875%, 1/14/15	135,000	134,746
6.200%, 1/15/15	85,000	92,788
6.000%, 12/1/17	879,000	930,283
6.625%, 12/1/37	1,500,000	1,573,426
Reinsurance Group of America, Inc.
6.450%, 11/15/19	200,000	208,987
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	868,000	879,764
Torchmark Corp.
9.250%, 6/15/19	175,000	209,602
Transatlantic Holdings, Inc.
8.000%, 11/30/39	400,000	408,803
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	43,551
5.800%, 5/15/18	1,000,000	1,071,227
5.900%, 6/2/19	1,000,000	1,093,697
6.250%, 3/15/37(l)	250,000	246,089
6.250%, 6/15/37	500,000	528,915
Unum Group
7.125%, 9/30/16	100,000	108,704
Validus Holdings Ltd.
8.875%, 1/26/40	100,000	102,621
Willis North America, Inc.
5.625%, 7/15/15	470,000	482,528
7.000%, 9/29/19	100,000	104,718

		34,408,555

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	300,000	316,224
Boston Properties LP
6.250%, 1/15/13	1,000,000	1,083,842
5.875%, 10/15/19	200,000	207,621
Duke Realty LP
6.750%, 3/15/20	65,000	66,157
Equity One, Inc.
6.250%, 12/15/14	200,000	205,007
ERP Operating LP
5.125%, 3/15/16	1,000,000	1,028,385
HCP, Inc.
5.950%, 9/15/11	265,000	276,411
5.650%, 12/15/13	475,000	496,522
6.000%, 1/30/17	500,000	498,032
Health Care REIT, Inc.
6.125%, 4/15/20	285,000	285,886
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	400,000	410,366
Hospitality Properties Trust
7.875%, 8/15/14	1,150,000	1,235,017
5.625%, 3/15/17	250,000	233,250
HRPT Properties Trust
6.650%, 1/15/18	250,000	251,453
Kimco Realty Corp.
6.875%, 10/1/19	200,000	210,740
Liberty Property LP
6.625%, 10/1/17	500,000	505,767
Mack-Cali Realty LP
7.750%, 8/15/19	$500,000	$551,361
ProLogis
7.625%, 8/15/14	300,000	328,017
5.625%, 11/15/16	55,000	53,202
6.250%, 3/15/17	200,000	196,888
6.625%, 5/15/18	900,000	894,372
6.875%, 3/15/20	150,000	148,161
Simon Property Group LP
5.300%, 5/30/13	932,000	986,168
6.750%, 5/15/14	875,000	957,307
4.200%, 2/1/15	310,000	310,787
5.100%, 6/15/15	464,000	476,541
5.750%, 12/1/15	35,000	37,026
10.350%, 4/1/19	1,000,000	1,257,366
5.650%, 2/1/20	400,000	390,257
6.750%, 2/1/40	200,000	198,952

		14,097,085

Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,600,000	1,700,803
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,009,215
Western Corporate Federal Credit Union
1.750%, 11/2/12	400,000	401,153

		3,111,171

Total Financials		382,172,640

Health Care (1.2%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	480,000	532,315
6.150%, 6/1/18	200,000	225,059
5.700%, 2/1/19	750,000	821,730
4.500%, 3/15/20	100,000	99,838
6.375%, 6/1/37	474,000	509,635
5.750%, 3/15/40	110,000	108,909
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	216,305
6.875%, 3/1/18	100,000	109,595
Genentech, Inc.
4.750%, 7/15/15	500,000	533,814
Life Technologies Corp.
6.000%, 3/1/20	500,000	511,937

		3,669,137

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.900%, 9/1/16	936,000	1,059,260
Beckman Coulter, Inc.
6.000%, 6/1/15	450,000	489,885
CareFusion Corp.
5.125%, 8/1/14	200,000	212,255
6.375%, 8/1/19	500,000	546,776
Covidien International Finance S.A.
6.000%, 10/15/17	750,000	822,484
Hospira, Inc.
5.900%, 6/15/14	205,000	223,347
6.400%, 5/15/15	220,000	243,989
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	400,000	396,491
4.900%, 11/1/19§	600,000	595,460
5.900%, 11/1/39§	200,000	194,809
Medtronic, Inc.
6.500%, 3/15/39	500,000	558,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
St Jude Medical, Inc.
3.750%, 7/15/14	$500,000	$512,699
4.875%, 7/15/19	500,000	511,011
Stryker Corp.
3.000%, 1/15/15	200,000	199,906
4.375%, 1/15/20	200,000	198,341

		6,765,370

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.500%, 9/15/18	500,000	557,933
6.625%, 6/15/36	668,000	703,896
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,390
CIGNA Corp.
5.375%, 3/15/17	25,000	25,834
8.500%, 5/1/19	500,000	606,125
Coventry Health Care, Inc.
6.300%, 8/15/14	250,000	255,598
Express Scripts, Inc.
5.250%, 6/15/12	800,000	853,003
6.250%, 6/15/14	275,000	304,682
7.250%, 6/15/19	160,000	185,231
Humana, Inc.
6.300%, 8/1/18	500,000	508,677
McKesson Corp.
6.500%, 2/15/14	500,000	558,468
Medco Health Solutions, Inc.
7.125%, 3/15/18	750,000	855,084
Quest Diagnostics, Inc.
4.750%, 1/30/20	120,000	117,396
5.750%, 1/30/40	80,000	76,466
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	85,416
5.800%, 3/15/36	25,000	23,411
6.875%, 2/15/38	1,500,000	1,591,914
WellPoint Health Networks, Inc.
6.375%, 1/15/12	943,000	1,016,703
WellPoint, Inc.
6.000%, 2/15/14	100,000	109,933
5.000%, 12/15/14	40,000	42,698
5.250%, 1/15/16	500,000	527,128
7.000%, 2/15/19	1,000,000	1,133,986
5.850%, 1/15/36	500,000	483,808

		10,645,780

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	944,000	992,069
5.875%, 5/15/16	55,000	62,186
5.125%, 4/1/19	1,700,000	1,790,658
6.000%, 4/1/39	650,000	688,024
AstraZeneca plc
5.400%, 9/15/12	800,000	873,631
5.900%, 9/15/17	400,000	446,771
6.450%, 9/15/37	1,008,000	1,121,711
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	132,232
5.450%, 5/1/18	1,000,000	1,075,561
5.875%, 11/15/36	480,000	492,732
Eli Lilly and Co.
3.550%, 3/6/12	271,000	282,757
5.200%, 3/15/17	965,000	1,038,530
5.950%, 11/15/37	500,000	523,237
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	714,000	773,906
5.650%, 5/15/18	$2,044,000	$2,219,463
6.375%, 5/15/38	750,000	827,213
Johnson & Johnson
5.150%, 8/15/12	200,000	217,979
5.550%, 8/15/17	500,000	552,251
4.950%, 5/15/33	192,000	185,077
5.950%, 8/15/37	20,000	21,652
5.850%, 7/15/38	600,000	641,587
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,081,501
6.000%, 9/15/17	850,000	956,542
5.000%, 6/30/19	950,000	993,362
5.750%, 11/15/36	300,000	307,427
6.550%, 9/15/37	375,000	428,263
Novartis Capital Corp.
1.900%, 4/24/13	75,000	74,958
4.125%, 2/10/14	400,000	423,523
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,200,000	1,271,857
Pfizer, Inc.
4.450%, 3/15/12	1,000,000	1,059,992
4.500%, 2/15/14	250,000	267,046
5.350%, 3/15/15	1,500,000	1,652,782
6.200%, 3/15/19	1,075,000	1,214,192
7.200%, 3/15/39	1,000,000	1,219,587
Teva Pharmaceutical Finance LLC
5.550%, 2/1/16	190,000	208,033
6.150%, 2/1/36	190,000	197,086
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	85,000	88,502
6.125%, 8/15/19	170,000	178,693
Wyeth
5.500%, 2/1/14	1,070,000	1,180,372
5.500%, 2/15/16	1,162,000	1,296,217
7.250%, 3/1/23	483,000	566,218
5.950%, 4/1/37	555,000	581,073

		30,206,453

Total Health Care		51,286,740

Industrials (1.2%)
Aerospace & Defense (0.3%)
Boeing Co.
5.125%, 2/15/13	35,000	37,913
3.500%, 2/15/15	200,000	203,487
6.000%, 3/15/19	500,000	551,599
4.875%, 2/15/20	310,000	317,172
6.875%, 3/15/39	500,000	583,576
5.875%, 2/15/40	55,000	56,369
Embraer Overseas Ltd.
6.375%, 1/15/20	500,000	508,750
General Dynamics Corp.
1.800%, 7/15/11	100,000	100,978
5.250%, 2/1/14	1,000,000	1,098,711
Goodrich Corp.
6.125%, 3/1/19	250,000	271,681
4.875%, 3/1/20	200,000	201,435
Honeywell International, Inc.
5.625%, 8/1/12	428,000	466,630
3.875%, 2/15/14	500,000	523,635
5.400%, 3/15/16	110,000	121,284
5.300%, 3/1/18	944,000	1,005,464
5.000%, 2/15/19	500,000	520,667
5.700%, 3/15/36	200,000	201,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
ITT Corp.
4.900%, 5/1/14	$355,000	$377,012
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	489,551
7.750%, 5/1/26	676,000	823,032
8.500%, 12/1/29	25,000	32,430
Northrop Grumman Corp.
3.700%, 8/1/14	120,000	122,790
Northrop Grumman Systems Corp.
7.750%, 2/15/31	286,000	350,498
Raytheon Co.
5.375%, 4/1/13	90,000	98,155
4.400%, 2/15/20	200,000	197,126
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	103,860
United Technologies Corp.
4.875%, 5/1/15	600,000	650,831
6.125%, 2/1/19	550,000	618,623
4.500%, 4/15/20	175,000	175,808
6.050%, 6/1/36	666,000	698,362
6.125%, 7/15/38	500,000	533,285
5.700%, 4/15/40	115,000	116,304

		12,158,091

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	50,000	57,418
United Parcel Service, Inc.
4.500%, 1/15/13	1,000,000	1,068,902
5.125%, 4/1/19	1,000,000	1,067,866
6.200%, 1/15/38	830,000	903,379

		3,097,565

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	489,893	533,984
Delta Air Lines, Inc.
7.750%, 12/17/19	250,000	262,500

		796,484

Building Products (0.0%)
CRH America, Inc.
5.625%, 9/30/11	253,000	265,159
6.000%, 9/30/16	535,000	574,844
Owens Corning
9.000%, 6/15/19	500,000	589,203

		1,429,206

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,635,000
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	300,000	309,882
Cornell University
5.450%, 2/1/19	200,000	214,224
Darthmouth College
4.750%, 6/1/19	100,000	103,141
Johns Hopkins University
5.250%, 7/1/19	500,000	523,050
Pitney Bowes, Inc.
5.750%, 9/15/17	480,000	516,789
Princeton University
5.700%, 3/1/39	550,000	571,505
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	1,000,000	1,109,785
11.250%, 2/1/19^	300,000	376,454
Republic Services, Inc.
5.500%, 9/15/19§	$295,000	$302,124
Science Applications International Corp.
6.250%, 7/1/12	500,000	547,420
Vanderbilt University
5.250%, 4/1/19	100,000	104,891
Waste Management, Inc.
6.375%, 11/15/12	500,000	554,004
7.375%, 3/11/19	700,000	811,429
Yale University
2.900%, 10/15/14	600,000	605,077

		8,284,775

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	200,000	205,738
Emerson Electric Co.
4.125%, 4/15/15	750,000	787,103
4.875%, 10/15/19	500,000	523,067
5.250%, 11/15/39	200,000	189,372
Thomas & Betts Corp.
5.625%, 11/15/21	200,000	201,600

		1,906,880

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	500,000	536,344
5.700%, 3/15/37	200,000	206,736
Acuity Brands Lighting, Inc.
6.000%, 12/15/19§	100,000	97,132
GE Capital Trust I
6.375%, 11/15/67(l)	500,000	466,875
General Electric Co.
5.000%, 2/1/13	2,025,000	2,182,895
5.250%, 12/6/17	1,500,000	1,573,272
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	269,000	326,172
6.875%, 8/15/18	500,000	562,278
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	1,002,000	1,132,342
Textron, Inc.
6.200%, 3/15/15	300,000	317,749
Tyco International Finance S.A.
6.000%, 11/15/13	431,000	476,306
4.125%, 10/15/14	1,000,000	1,033,982
8.500%, 1/15/19	300,000	372,049
6.875%, 1/15/21	250,000	285,675

		9,569,807

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	750,000	788,687
Danaher Corp.
5.400%, 3/1/19	500,000	532,311
Deere & Co.
4.375%, 10/16/19	300,000	297,575
5.375%, 10/16/29	600,000	598,192
Dover Corp.
5.450%, 3/15/18	466,000	493,434
Eaton Corp.
6.950%, 3/20/19	500,000	578,282
Parker Hannifin Corp.
6.250%, 5/15/38	257,000	274,039
Roper Industries, Inc.
6.625%, 8/15/13	300,000	334,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Snap-On, Inc.
6.125%, 9/1/21	$200,000	$209,092

		4,105,963

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
6.750%, 7/15/11	70,000	74,479
5.900%, 7/1/12	948,000	1,029,591
4.700%, 10/1/19	300,000	297,058
6.150%, 5/1/37	500,000	514,025
Canadian National Railway Co.
5.550%, 3/1/19	1,937,000	2,079,902
6.200%, 6/1/36	506,000	544,682
Canadian Pacific Railway Co.
7.250%, 5/15/19	555,000	630,503
CSX Corp.
6.300%, 3/15/12	100,000	108,067
5.750%, 3/15/13	1,000,000	1,085,554
6.250%, 3/15/18	460,000	497,052
6.220%, 4/30/40§	300,000	302,206
Norfolk Southern Corp.
7.700%, 5/15/17	990,000	1,176,447
5.900%, 6/15/19	1,100,000	1,188,491
7.050%, 5/1/37	725,000	839,493
Union Pacific Corp.
7.875%, 1/15/19	750,000	901,045
6.125%, 2/15/20	1,000,000	1,083,408

		12,352,003

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 10/1/12	250,000	260,951
4.750%, 5/15/15	160,000	158,805

		419,756

Total Industrials		54,120,530

Information Technology (0.7%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	300,000	308,524
Cisco Systems, Inc.
5.500%, 2/22/16	1,075,000	1,197,889
4.950%, 2/15/19	1,500,000	1,559,902
5.900%, 2/15/39	500,000	507,627
Harris Corp.
6.375%, 6/15/19	165,000	179,890
Motorola, Inc.
8.000%, 11/1/11	500,000	540,246
6.000%, 11/15/17	533,000	551,591
Nokia Oyj
5.375%, 5/15/19	500,000	526,642
6.625%, 5/15/39	190,000	208,470

		5,580,781

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	145,000	150,685
5.875%, 6/15/19	700,000	757,504
7.100%, 4/15/28	275,000	306,098
Hewlett-Packard Co.
4.250%, 2/24/12	1,500,000	1,584,582
5.250%, 3/1/12	469,000	503,484
4.750%, 6/2/14	1,000,000	1,079,631
5.500%, 3/1/18	500,000	543,374
International Business Machines Corp.
2.100%, 5/6/13	1,000,000	1,006,986
5.700%, 9/14/17	$2,500,000	$2,770,460
6.500%, 1/15/28	975,000	1,088,136
5.875%, 11/29/32	25,000	26,137
5.600%, 11/30/39	550,000	554,734

		10,371,811

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
5.500%, 9/14/15	500,000	535,981
Arrow Electronics, Inc.
6.000%, 4/1/20	200,000	201,791
Corning, Inc.
6.625%, 5/15/19	60,000	66,550

		804,322

IT Services (0.1%)
Computer Sciences Corp.
6.500%, 3/15/18	1,000,000	1,107,114
Electronic Data Systems Corp.
6.000%, 8/1/13	513,000	573,850
Fiserv, Inc.
6.125%, 11/20/12	500,000	544,178
6.800%, 11/20/17	500,000	554,184

		2,779,326

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	920,000	975,846
5.650%, 5/15/13	500,000	536,274
8.250%, 5/15/14	80,000	92,890
6.350%, 5/15/18	1,095,000	1,186,185
5.625%, 12/15/19	400,000	411,155

		3,202,350

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	200,000	211,221

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	200,000	200,793
4.750%, 2/1/20	250,000	245,560
Microsoft Corp.
2.950%, 6/1/14	405,000	411,177
4.200%, 6/1/19	265,000	268,408
5.200%, 6/1/39	390,000	385,929
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,086,372
3.750%, 7/8/14	475,000	495,687
5.250%, 1/15/16	920,000	1,013,508
5.750%, 4/15/18	750,000	822,606
5.000%, 7/8/19	500,000	523,348
6.500%, 4/15/38	865,000	954,769

		6,408,157

Total Information Technology		29,357,968

Materials (0.9%)
Chemicals (0.3%)
Agrium Inc.
6.750%, 1/15/19	500,000	553,887
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	194,664
Airgas, Inc.
2.850%, 10/1/13	200,000	199,557
Cabot Corp.
5.000%, 10/1/16	200,000	199,595
Dow Chemical Co.
4.850%, 8/15/12	1,000,000	1,057,518

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 10/1/12	$927,000	$1,009,108
7.600%, 5/15/14	770,000	879,026
5.900%, 2/15/15	500,000	541,312
8.550%, 5/15/19	1,275,000	1,542,420
7.375%, 11/1/29	25,000	27,876
9.400%, 5/15/39	455,000	609,900
E.I. du Pont de Nemours & Co.
5.875%, 1/15/14	1,000,000	1,111,961
3.250%, 1/15/15	400,000	402,435
6.000%, 7/15/18	500,000	555,680
5.750%, 3/15/19	500,000	543,659
5.600%, 12/15/36	100,000	98,763
Lubrizol Corp.
8.875%, 2/1/19	500,000	630,630
Monsanto Co.
5.125%, 4/15/18	200,000	211,374
5.875%, 4/15/38	150,000	153,225
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	520,000	562,173
3.750%, 9/30/15	240,000	242,849
6.500%, 5/15/19	215,000	239,132
4.875%, 3/30/20	145,000	145,249
PPG Industries, Inc.
5.750%, 3/15/13	500,000	540,861
6.650%, 3/15/18	300,000	333,952
Praxair, Inc.
2.125%, 6/14/13	600,000	601,465
4.625%, 3/30/15	503,000	536,013
4.500%, 8/15/19	700,000	707,431
Sherwin-Williams Co.
3.125%, 12/15/14	200,000	200,983
Valspar Corp.
7.250%, 6/15/19	200,000	225,736

		14,858,434

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	400,000	423,485
7.125%, 7/15/36	200,000	201,107
Vulcan Materials Co.
6.300%, 6/15/13	500,000	549,535

		1,174,127

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	115,000	123,679
6.800%, 8/1/19	90,000	100,521

		224,200

Metals & Mining (0.5%)
Alcoa, Inc.
6.000%, 1/15/12	220,000	232,194
6.000%, 7/15/13^	300,000	320,001
6.750%, 7/15/18	500,000	518,184
5.720%, 2/23/19	300,000	291,648
5.900%, 2/1/27	970,000	859,253
Allegheny Technologies, Inc.
9.375%, 6/1/19	400,000	465,409
ArcelorMittal S.A.
5.375%, 6/1/13	500,000	532,207
9.000%, 2/15/15	350,000	418,014
6.125%, 6/1/18	250,000	262,427
9.850%, 6/1/19	525,000	667,273
ArcelorMittal USA Partnership
9.750%, 4/1/14	160,000	165,200
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	1,000,000	984,830
Barrick Gold Corp.
6.950%, 4/1/19	$750,000	$858,152
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	118,413
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	444,000	475,322
4.800%, 4/15/13	40,000	42,978
5.500%, 4/1/14	700,000	770,251
6.500%, 4/1/19	1,200,000	1,371,954
Commercial Metals Co.
6.500%, 7/15/17	300,000	305,198
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,112,500
Newmont Mining Corp.
5.125%, 10/1/19	720,000	724,293
6.250%, 10/1/39	400,000	399,988
Nucor Corp.
5.850%, 6/1/18	700,000	759,872
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	525,894
6.125%, 12/15/33	340,000	350,984
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	1,400,000	1,538,872
8.950%, 5/1/14	1,450,000	1,747,254
6.500%, 7/15/18	500,000	562,784
7.125%, 7/15/28	300,000	343,396
Vale Overseas Ltd.
6.250%, 1/23/17	1,080,000	1,170,925
5.625%, 9/15/19	500,000	516,319
6.875%, 11/21/36	1,001,000	1,035,584
6.875%, 11/10/39	342,000	354,363
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	518,533

		21,320,469

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	400,000	422,538
7.950%, 6/15/18	500,000	584,171
9.375%, 5/15/19	500,000	625,048
7.500%, 8/15/21	400,000	454,526

		2,086,283

Total Materials		39,663,513

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	375,000	368,484
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,093,082
8.000%, 11/15/31	40,000	48,630
AT&T, Inc.
4.950%, 1/15/13	1,900,000	2,040,965
5.100%, 9/15/14	60,000	64,916
5.500%, 2/1/18	1,200,000	1,273,979
5.800%, 2/15/19	1,000,000	1,068,947
6.150%, 9/15/34	478,000	472,205
6.800%, 5/15/36	482,000	509,627
6.300%, 1/15/38	1,070,000	1,085,818
6.400%, 5/15/38	942,000	968,502
BellSouth Capital Funding Corp.
7.875%, 2/15/30	486,000	564,861
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,692,678
6.875%, 10/15/31	1,000,000	1,047,032

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 11/15/34	$230,000	$222,050
British Telecommunications plc
5.950%, 1/15/18	500,000	513,298
9.625%, 12/15/30	515,000	648,529
CenturyTel, Inc.
6.150%, 9/15/19	1,000,000	990,587
7.600%, 9/15/39	200,000	192,791
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,000,000	1,072,341
4.875%, 7/8/14	1,050,000	1,104,024
6.750%, 8/20/18	1,000,000	1,120,407
6.000%, 7/8/19	550,000	589,337
8.750%, 6/15/30	572,000	732,566
9.250%, 6/1/32	200,000	265,022
Embarq Corp.
7.082%, 6/1/16	525,000	571,802
7.995%, 6/1/36	500,000	506,972
France Telecom S.A.
4.375%, 7/8/14	500,000	527,050
8.500%, 3/1/31	525,000	696,384
GTE Corp.
8.750%, 11/1/21	500,000	616,661
Koninklijke (Royal) KPN N.V.
8.375%, 10/1/30	500,000	620,667
Pacific Bell Telephone Co.
7.125%, 3/15/26	200,000	218,618
Qwest Corp.
8.375%, 5/1/16	2,000,000	2,250,000
6.500%, 6/1/17	750,000	780,938
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,065,000	1,115,508
6.175%, 6/18/14	550,000	587,892
6.999%, 6/4/18	500,000	540,747
7.175%, 6/18/19	550,000	593,783
6.375%, 11/15/33	971,000	899,508
7.721%, 6/4/38	500,000	536,439
Telefonica Emisiones S.A.U.
5.984%, 6/20/11	900,000	946,077
4.949%, 1/15/15	230,000	242,868
6.221%, 7/3/17	473,000	518,723
5.877%, 7/15/19	290,000	310,601
7.045%, 6/20/36	1,500,000	1,691,115
Telefonica Europe B.V.
8.250%, 9/15/30	1,000,000	1,226,728
TELUS Corp.
8.000%, 6/1/11	350,000	376,676
Verizon Communications, Inc.
7.375%, 9/1/12	55,000	62,283
4.350%, 2/15/13	1,500,000	1,591,019
5.550%, 2/15/16	930,000	1,016,754
5.500%, 2/15/18	918,000	972,970
8.750%, 11/1/18	500,000	627,255
7.750%, 12/1/30	779,000	926,948
5.850%, 9/15/35	210,000	204,386
6.400%, 2/15/38	833,000	864,264
8.950%, 3/1/39	1,250,000	1,695,083
Verizon New England, Inc.
6.500%, 9/15/11	1,563,000	1,661,883
Verizon New York, Inc. Series A
6.875%, 4/1/12	750,000	816,638

		46,565,918

Wireless Telecommunication Services (0.3%)
Alltel Corp.
7.000%, 7/1/12	$300,000	$333,511
7.875%, 7/1/32	150,000	179,727
America Movil S.A.B. de C.V.
5.625%, 11/15/17	934,000	986,661
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	50,000	51,556
5.250%, 2/1/12	600,000	639,394
5.550%, 2/1/14	2,000,000	2,185,684
8.500%, 11/15/18	1,100,000	1,372,425
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	953,000	1,075,429
8.750%, 3/1/31	1,835,000	2,369,372
Rogers Communications, Inc.
6.375%, 3/1/14	1,000,000	1,109,767
6.800%, 8/15/18	500,000	568,775
Vodafone Group plc
5.350%, 2/27/12	500,000	533,107
4.150%, 6/10/14	500,000	519,213
5.625%, 2/27/17	1,500,000	1,605,108
4.625%, 7/15/18	80,000	78,871
7.875%, 2/15/30	482,000	575,475
6.150%, 2/27/37	473,000	484,485

		14,668,560

Total Telecommunication Services		61,234,478

Utilities (1.8%)
Electric Utilities (1.3%)
Alabama Power Co.
5.500%, 10/15/17	35,000	37,599
Ameren Energy Generating Co.
6.300%, 4/1/20	160,000	160,786
Appalachian Power Co.
5.650%, 8/15/12	500,000	537,336
6.700%, 8/15/37	210,000	227,618
7.000%, 4/1/38	90,000	101,241
Carolina Power & Light Co.
5.300%, 1/15/19	1,000,000	1,051,992
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	500,000	567,989
Cleco Power LLC
6.500%, 12/1/35	200,000	198,253
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	500,000	522,427
Columbus Southern Power Co.
6.600%, 3/1/33	460,000	496,070
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	548,061
6.150%, 9/15/17	940,000	1,038,821
5.900%, 3/15/36	441,000	447,632
Connecticut Light & Power Co.
5.500%, 2/1/19	500,000	527,354
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	250,000	294,955
6.650%, 4/1/19	500,000	571,462
Series 02-B
4.875%, 2/1/13	922,000	990,900
Series 07-A
6.300%, 8/15/37	444,000	473,146
Series 08-B
6.750%, 4/1/38	500,000	564,075
Series 09-C
5.500%, 12/1/39	170,000	162,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Consumers Energy Co.
6.700%, 9/15/19	$250,000	$282,611
Detroit Edison Co.
6.400%, 10/1/13	500,000	560,642
5.600%, 6/15/18	250,000	264,558
6.625%, 6/1/36	200,000	221,559
Duke Energy Carolinas LLC
6.000%, 1/15/38	500,000	523,106
Duke Energy Corp.
6.300%, 2/1/14	500,000	556,997
3.350%, 4/1/15	400,000	397,456
5.050%, 9/15/19	300,000	303,518
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	52,862
6.050%, 6/15/16	500,000	543,970
6.450%, 4/1/39	155,000	168,665
Duke Energy Ohio, Inc.
5.700%, 9/15/12	880,000	953,385
5.450%, 4/1/19	500,000	533,531
Energy East Corp.
6.750%, 7/15/36	500,000	534,223
Energy Texas Inc.
7.125%, 2/1/19	500,000	560,715
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	120,000	122,516
Entergy Louisiana LLC
5.400%, 11/1/24	145,000	145,219
Exelon Corp.
4.900%, 6/15/15	35,000	36,478
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	533,146
6.200%, 10/1/17	250,000	272,070
6.250%, 10/1/39	500,000	505,600
FirstEnergy Corp. Series B
6.450%, 11/15/11	21,000	22,274
Series C
7.375%, 11/15/31	369,000	381,872
FirstEnergy Solutions Corp.
6.800%, 8/15/39	995,000	974,226
Florida Power & Light Co.
5.550%, 11/1/17	500,000	537,894
5.650%, 2/1/37	15,000	14,760
5.950%, 2/1/38	1,000,000	1,025,110
5.690%, 3/1/40	200,000	197,805
Florida Power Corp.
4.800%, 3/1/13	55,000	58,872
4.550%, 4/1/20	100,000	99,342
6.350%, 9/15/37	200,000	215,961
6.400%, 6/15/38	500,000	543,778
5.650%, 4/1/40	150,000	146,672
FPL Group Capital, Inc.
7.875%, 12/15/15	200,000	242,371
6.000%, 3/1/19	500,000	535,435
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,125,018
5.400%, 6/1/18	500,000	532,750
4.250%, 12/1/19	165,000	162,006
5.950%, 2/1/39	250,000	257,798
Hydro Quebec
6.300%, 5/11/11	100,000	106,082
7.500%, 4/1/16	2,000,000	2,414,272
Illinois Power Co.
9.750%, 11/15/18	1,000,000	1,281,644
Indiana Michigan Power Co.
7.000%, 3/15/19	$750,000	$846,502
Interstate Power and Light Co.
6.250%, 7/15/39	120,000	125,515
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	582,021
MidAmerican Energy Co.
6.750%, 12/30/31	193,000	215,030
MidAmerican Energy Holdings Co.
5.000%, 2/15/14	170,000	180,319
5.750%, 4/1/18	750,000	792,572
6.500%, 9/15/37	1,250,000	1,321,846
MidAmerican Funding LLC
6.927%, 3/1/29	482,000	528,504
Nevada Power Co.
7.125%, 3/15/19	500,000	563,043
Northern States Power Co.
5.250%, 3/1/18	1,000,000	1,047,135
5.350%, 11/1/39	240,000	227,492
NSTAR
4.500%, 11/15/19	200,000	199,020
NSTAR Electric Co.
5.500%, 3/15/40	100,000	98,738
Oglethorpe Power Corp.
5.950%, 11/1/39	400,000	410,310
Ohio Power Co.
6.000%, 6/1/16	500,000	548,039
5.375%, 10/1/21	190,000	193,951
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	500,000	546,022
6.800%, 9/1/18	500,000	561,723
7.000%, 9/1/22	40,000	45,600
7.250%, 1/15/33	250,000	281,203
7.500%, 9/1/38	500,000	585,009
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	564,506
4.800%, 3/1/14	750,000	804,785
6.050%, 3/1/34	1,373,000	1,413,936
5.400%, 1/15/40	200,000	188,244
PacifiCorp
5.500%, 1/15/19	300,000	320,789
5.750%, 4/1/37	30,000	29,808
6.000%, 1/15/39	500,000	514,075
Pepco Holdings, Inc.
6.450%, 8/15/12	450,000	482,160
6.125%, 6/1/17	500,000	523,252
Portland General Electric Co.
6.100%, 4/15/19	200,000	221,749
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	578,672
6.250%, 5/15/39	150,000	160,151
Progress Energy, Inc.
6.850%, 4/15/12	120,000	130,931
6.050%, 3/15/14	1,000,000	1,100,451
6.000%, 12/1/39	200,000	194,928
PSEG Power LLC
2.500%, 4/15/13§	150,000	150,091
5.125%, 4/15/20§	120,000	119,923
Public Service Co. of Colorado
6.250%, 9/1/37	329,000	354,542
Public Service Electric & Gas Co.
6.330%, 11/1/13	1,500,000	1,701,630
5.300%, 5/1/18	250,000	263,694
5.800%, 5/1/37	500,000	510,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Puget Sound Energy, Inc.
5.757%, 10/1/39	$200,000	$194,202
5.795%, 3/15/40	130,000	127,247
San Diego Gas & Electric Co.
5.350%, 5/15/35	100,000	96,554
6.125%, 9/15/37	250,000	268,021
6.000%, 6/1/39	60,000	63,540
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	539,684
South Carolina Electric & Gas Co.
6.050%, 1/15/38	500,000	519,425
Southern California Edison Co.
5.750%, 3/15/14	500,000	555,464
5.500%, 8/15/18	500,000	536,173
5.550%, 1/15/36	500,000	492,074
5.950%, 2/1/38	555,000	576,807
5.500%, 3/15/40	200,000	196,052
Southern Co.
4.150%, 5/15/14	250,000	260,930
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	269,341
6.200%, 3/15/40	65,000	64,848
Tampa Electric Co.
6.100%, 5/15/18	125,000	135,513
Toledo Edison Co.
7.250%, 5/1/20	585,000	676,417
TransAlta Corp.
4.750%, 1/15/15	600,000	619,613
6.500%, 3/15/40	140,000	138,409
Union Electric Co.
6.700%, 2/1/19	500,000	553,101
8.450%, 3/15/39	160,000	211,691
Virginia Electric & Power Co.
5.000%, 6/30/19	135,000	138,678
Series A
5.400%, 1/15/16	930,000	1,000,955
6.000%, 5/15/37	500,000	515,840
Series B
6.000%, 1/15/36	55,000	56,703
Wisconsin Electric Power Co.
4.250%, 12/15/19	600,000	586,768
Wisconsin Power & Light Co.
5.000%, 7/15/19	200,000	202,458
7.600%, 10/1/38	115,000	140,575

		58,434,415

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	300,000	368,060
Boardwalk Pipelines LP
5.750%, 9/15/19	400,000	413,222
Consolidated Natural Gas Co.
6.250%, 11/1/11	100,000	107,138
El Paso Natural Gas Co.
5.950%, 4/15/17	500,000	520,840
Enbridge Energy Partners LP
5.200%, 3/15/20	60,000	60,262
EQT Corp.
8.125%, 6/1/19	450,000	534,618
ONEOK, Inc.
6.000%, 6/15/35	25,000	23,853
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	265,420
Plains All American Pipeline LP
8.750%, 5/1/19	200,000	243,994
Plains All American Pipeline LP / PAA Finance Corp.
6.125%, 1/15/17	$200,000	$214,767
Sempra Energy
6.000%, 10/15/39	635,000	623,190
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,359,996
Southern Union Co.
7.600%, 2/1/24	300,000	334,621
Spectra Energy Capital LLC
8.000%, 10/1/19	345,000	406,680
Williams Partners LP
3.800%, 2/15/15§	350,000	349,372
5.250%, 3/15/20§	720,000	721,468
6.300%, 4/15/40§	380,000	377,608

		6,925,109

Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
6.790%, 5/23/12	190,000	211,785
4.750%, 8/1/13	2,000,000	2,173,118
5.500%, 7/18/17	478,000	532,465
6.750%, 11/1/25	492,000	582,410
5.880%, 4/1/36	35,000	37,562
6.150%, 1/15/38	488,000	542,945
5.250%, 9/15/39	300,000	296,663
5.375%, 4/1/56	500,000	499,995

		4,876,943

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	201,564
Avista Corp.
5.125%, 4/1/22	115,000	115,429
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	529,436
Dominion Resources, Inc.
5.150%, 7/15/15	271,000	290,868
5.600%, 11/15/16	80,000	86,353
6.000%, 11/30/17	941,000	1,026,162
5.200%, 8/15/19	170,000	173,999
7.000%, 6/15/38	500,000	570,000
DTE Energy Co.
7.625%, 5/15/14	1,100,000	1,251,409
NiSource Finance Corp.
5.400%, 7/15/14	500,000	527,282
10.750%, 3/15/16	250,000	317,786
6.400%, 3/15/18	250,000	268,053
6.800%, 1/15/19	500,000	543,559
PG&E Corp.
5.750%, 4/1/14	500,000	546,183
Sempra Energy
6.500%, 6/1/16	1,000,000	1,117,186
9.800%, 2/15/19	1,000,000	1,299,606

		8,864,875

Total Utilities		79,101,342

Total Corporate Bonds		902,090,484

Government Securities (75.2%)
Agency ABS (1.2%)
Federal Farm Credit Bank
1.750%, 2/21/13	$2,000,000	1,995,192
2.375%, 11/4/13	200,000	200,217
Federal Home Loan Bank
0.700%, 4/18/11	5,000,000	5,004,835
0.750%, 7/8/11	1,000,000	1,000,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.375%, 10/19/11	$600,000	$600,312
1.000%, 12/28/11	1,000,000	999,802
1.250%, 2/10/12	400,000	399,494
1.125%, 3/23/12	200,000	199,499
1.350%, 4/9/12	400,000	399,459
1.550%, 8/10/12	400,000	400,524
1.750%, 12/14/12	1,000,000	1,003,177
1.850%, 12/21/12	200,000	199,224
2.000%, 2/19/13	200,000	200,179
1.625%, 3/20/13	6,000,000	5,993,628
2.350%, 10/7/13	200,000	200,178
3.000%, 1/29/15	200,000	200,111
Federal Home Loan Mortgage Corp.
0.750%, 9/15/11	200,000	199,323
1.250%, 12/15/11	200,000	199,395
1.000%, 12/22/11	200,000	199,291
1.250%, 1/19/12	200,000	199,749
1.250%, 1/27/12	200,000	199,895
1.300%, 3/30/12	400,000	398,360
1.125%, 4/25/12	400,000	399,270
1.250%, 6/15/12	200,000	198,751
2.000%, 11/5/12	1,000,000	1,004,207
1.700%, 12/17/12	600,000	597,953
1.875%, 3/8/13	400,000	398,533
1.800%, 3/18/13	200,000	198,746
2.000%, 3/29/13	1,000,000	998,190
2.125%, 6/18/13	200,000	198,875
2.200%, 12/17/13	200,000	198,443
3.150%, 1/22/15	1,000,000	1,003,940
3.000%, 2/17/15	200,000	198,838
3.000%, 3/16/15	200,000	199,923
3.125%, 3/16/15	200,000	200,546
3.000%, 3/17/15	100,000	100,526
3.050%, 4/9/15	200,000	199,549
4.750%, 1/22/20	200,000	201,801
Federal National Mortgage Association
5.000%, 10/15/11	5,000,000	5,312,790
0.875%, 1/12/12^	2,000,000	1,992,146
1.000%, 4/4/12	5,000,000	4,979,510
1.550%, 9/17/12	100,000	99,403
1.500%, 9/24/12	200,000	199,301
2.050%, 10/19/12	1,000,000	1,000,776
1.750%, 12/28/12	400,000	399,405
2.050%, 1/28/13	400,000	399,256
1.800%, 2/8/13	400,000	399,687
1.750%, 2/22/13	5,000,000	5,003,950
1.800%, 3/15/13	400,000	398,184
1.850%, 3/25/13	400,000	398,205
2.000%, 4/8/13	400,000	399,425
2.150%, 4/12/13	150,000	150,490
1.750%, 5/7/13	600,000	598,472
2.050%, 8/26/13	200,000	199,389
2.125%, 9/10/13	200,000	200,342
2.100%, 9/16/13	400,000	398,044
3.125%, 11/10/14	600,000	606,067
3.125%, 1/21/15	400,000	403,620
3.000%, 3/9/15	400,000	400,505
4.000%, 1/20/17	1,400,000	1,410,977
6.000%, 3/9/20	200,000	213,055
4.300%, 3/30/20	200,000	198,695

		52,451,862

Foreign Governments (1.6%)
Canadian Government Bond
2.375%, 9/10/14	1,000,000	998,112
Council Of Europe Development Bank
2.750%, 2/10/15	$500,000	$497,742
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,160,113
5.875%, 1/14/15	700,000	754,567
4.125%, 9/9/15	400,000	401,244
Federative Republic of Brazil
6.000%, 1/17/17	3,000,000	3,259,500
8.000%, 1/15/18	2,222,222	2,590,000
5.875%, 1/15/19	2,000,000	2,150,000
8.875%, 4/15/24	115,000	151,800
8.750%, 2/4/25	500,000	660,000
8.250%, 1/20/34	3,155,000	4,022,625
7.125%, 1/20/37	50,000	56,925
Hungary Government International Bond
4.750%, 2/3/15^	500,000	514,290
Israel Government AID Bond
5.500%, 4/26/24	1,500,000	1,633,200
Oesterreichische Kontrollbank AG
4.875%, 2/16/16	1,943,000	2,089,782
Province of British Columbia
6.500%, 1/15/26	300,000	344,512
7.250%, 9/1/36	1,000,000	1,272,517
Province of Manitoba
4.900%, 12/6/16	650,000	702,859
Province of Nova Scotia
5.125%, 1/26/17	1,025,000	1,124,384
Province of Ontario
2.625%, 1/20/12	4,700,000	4,822,863
5.125%, 7/17/12	75,000	81,029
3.500%, 7/15/13	1,000,000	1,043,126
5.450%, 4/27/16	700,000	771,511
4.000%, 10/7/19	500,000	490,962
Province of Quebec
4.600%, 5/26/15	1,270,000	1,362,308
5.125%, 11/14/16	20,000	21,901
4.625%, 5/14/18	1,000,000	1,043,571
7.125%, 2/9/24	100,000	120,110
7.500%, 9/15/29	2,070,000	2,694,231
Republic of Chile
5.500%, 1/15/13	350,000	381,850
Republic of Italy
3.500%, 7/15/11	1,200,000	1,235,795
5.625%, 6/15/12	1,998,000	2,159,029
2.125%, 10/5/12	1,000,000	1,002,933
4.500%, 1/21/15	2,002,000	2,101,239
5.375%, 6/12/17	1,000,000	1,074,715
6.875%, 9/27/23	503,000	576,867
5.375%, 6/15/33	1,525,000	1,512,492
Republic of Korea
4.250%, 6/1/13^	500,000	522,887
5.750%, 4/16/14	500,000	546,040
4.875%, 9/22/14	45,000	47,802
7.125%, 4/16/19	700,000	820,162
Republic of Malaysia
7.500%, 7/15/11	500,000	537,902
Republic of Peru
8.375%, 5/3/16	500,000	608,250
7.125%, 3/30/19	1,000,000	1,158,500
7.350%, 7/21/25	500,000	580,000
6.550%, 3/14/37	678,000	725,460
Republic of Poland
6.250%, 7/3/12	500,000	544,001
5.000%, 10/19/15	500,000	527,625
6.375%, 7/15/19	1,090,000	1,194,115

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Republic of South Africa
6.500%, 6/2/14	$500,000	$550,625
6.875%, 5/27/19	1,445,000	1,612,981
5.875%, 5/30/22	605,000	618,613
State of Israel
4.625%, 6/15/13	300,000	319,629
5.500%, 11/9/16	464,000	510,448
5.125%, 3/26/19	575,000	595,568
United Mexican States
5.875%, 2/17/14	2,000,000	2,231,000
6.625%, 3/3/15	474,000	535,620
5.625%, 1/15/17	574,000	614,180
5.950%, 3/19/19	1,000,000	1,080,000
8.125%, 12/30/19^	1,458,000	1,815,210
8.300%, 8/15/31	1,468,000	1,886,380
6.750%, 9/27/34	886,000	974,600
6.050%, 1/11/40	550,000	548,625

		68,586,927

Municipal Bonds (0.4%)
American Municipal Power-Ohio, Inc.
6.449%, 2/15/44	200,000	203,450
Bay Area Toll Authority California State
6.263%, 4/1/49	1,000,000	999,350
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	200,000	196,374
City of San Antonio, Texas
5.985%, 2/1/39	125,000	131,291
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	200,000	201,006
6.820%, 7/1/45	300,000	307,809
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	200,000	202,422
Los Angeles Department of Airports
6.582%, 5/15/39	200,000	202,966
Los Angeles Department of Water & Power
6.008%, 7/1/39	200,000	197,292
Los Angeles, California Unified School District
5.755%, 7/1/29	200,000	186,546
5.750%, 7/1/34	400,000	365,980
6.758%, 7/1/34	1,155,000	1,194,085
Metropolitan Transportation Authority
5.871%, 11/15/39	200,000	180,714
6.668%, 11/15/39	150,000	150,915
Municipal Electric Authority of Georgia
6.637%, 4/1/57	200,000	198,374
7.055%, 4/1/57	200,000	193,890
New Jersey State Turnpike Authority
7.414%, 1/1/40	365,000	425,017
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	200,000	205,600
New York City Municipal Water Finance Authority
5.750%, 6/15/41	400,000	389,380
5.952%, 6/15/42	400,000	403,112
6.011%, 6/15/42	65,000	65,587
New York State Urban Development Corp.
5.770%, 3/15/39	200,000	197,746
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	500,000	509,880
Port of Seattle Series 2009
7.000%, 5/1/36	1,000,000	1,006,710
San Diego County, California Water Authority
6.138%, 5/1/49	200,000	205,160
State of California
4.850%, 10/1/14	$500,000	$511,840
5.450%, 4/1/15	250,000	260,705
5.950%, 4/1/16	35,000	36,391
5.750%, 3/1/17	200,000	203,546
6.200%, 3/1/19	200,000	204,312
6.200%, 10/1/19	400,000	409,092
6.650%, 3/1/22	200,000	207,230
7.500%, 4/1/34	1,500,000	1,547,775
7.950%, 3/1/36	200,000	204,866
7.550%, 4/1/39	665,000	687,524
7.300%, 10/1/39	200,000	200,708
7.350%, 11/1/39	450,000	454,414
7.625%, 3/1/40	165,000	171,793
State of Georgia
4.503%, 11/1/25	200,000	202,098
State of Illinois
2.766%, 1/1/12	200,000	201,370
3.321%, 1/1/13	200,000	200,936
4.071%, 1/1/14	200,000	201,584
4.421%, 1/1/15	200,000	201,584
5.100%, 6/1/33	3,000,000	2,459,460
State of Illinois Toll Highway Authority
6.184%, 1/1/34	110,000	112,257
5.851%, 12/1/34	200,000	195,720
State of Massachusetts
5.456%, 12/1/39	400,000	399,344
State of New York
5.206%, 10/1/31	300,000	273,123
State of Utah
4.554%, 7/1/24	240,000	240,281
State of Washington
5.481%, 8/1/39	200,000	203,106
University of Virginia
6.200%, 9/1/39	250,000	272,773
Utah Transit Authority
5.937%, 6/15/39	80,000	83,478

		18,867,966

Supranational (1.4%)
African Development Bank
1.000%, 11/23/11	500,000	498,862
1.875%, 1/23/12	500,000	506,302
1.750%, 10/1/12	300,000	301,428
3.000%, 5/27/14	500,000	509,986
Asian Development Bank
2.125%, 3/15/12	3,000,000	3,054,600
2.750%, 5/21/14	600,000	609,871
5.500%, 6/27/16	1,000,000	1,121,040
Corp. Andina de Fomento
8.125%, 6/4/19	875,000	1,027,913
Eksportfinans A/S
5.000%, 2/14/12	1,930,000	2,059,586
3.000%, 11/17/14	500,000	501,921
European Bank for Reconstruction & Development
1.250%, 6/10/11	1,500,000	1,507,974
3.625%, 6/17/13	400,000	419,315
European Investment Bank
2.625%, 5/16/11	385,000	393,170
3.125%, 7/15/11	2,000,000	2,059,784
3.250%, 10/14/11	2,500,000	2,587,307
2.000%, 2/10/12	2,500,000	2,538,012
1.750%, 9/14/12	2,000,000	2,013,648
1.625%, 3/15/13^	1,000,000	994,748
2.375%, 3/14/14	3,000,000	2,998,407

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.625%, 5/15/14	$3,760,000	$4,071,715
3.125%, 6/4/14	1,000,000	1,025,371
2.875%, 1/15/15	1,000,000	1,003,306
4.875%, 2/16/16	1,018,000	1,104,466
4.875%, 1/17/17	55,000	59,665
5.125%, 5/30/17	2,500,000	2,746,605
4.875%, 2/15/36	500,000	494,750
Export Development Canada
2.625%, 11/15/11	1,000,000	1,025,145
2.375%, 3/19/12	1,000,000	1,023,702
1.750%, 9/24/12	500,000	503,572
3.500%, 5/16/13	500,000	523,756
Inter-American Development Bank
5.000%, 4/5/11	1,907,000	1,990,717
4.750%, 10/19/12	500,000	540,453
1.750%, 10/22/12	2,000,000	2,012,054
3.000%, 4/22/14	1,500,000	1,545,147
4.250%, 9/10/18	1,467,000	1,527,454
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	2,034,978
3.500%, 10/8/13	1,000,000	1,051,297
5.000%, 4/1/16	500,000	546,099
7.625%, 1/19/23	491,000	647,486
4.750%, 2/15/35	540,000	522,368
International Finance Corp.
3.500%, 5/15/13	500,000	523,472
3.000%, 4/22/14	1,545,000	1,567,937
Japan Finance Corp.
2.000%, 6/24/11	2,600,000	2,625,849
2.125%, 11/5/12	1,000,000	1,010,157
Korea Development Bank
5.300%, 1/17/13	100,000	106,159
5.750%, 9/10/13	70,000	75,929
8.000%, 1/23/14	1,000,000	1,153,242
Nordic Investment Bank
1.625%, 1/28/13	500,000	499,258
2.625%, 10/6/14	1,000,000	1,000,211
5.000%, 2/1/17	500,000	540,713
Svensk Exportkredit AB
4.875%, 9/29/11	500,000	527,461
3.250%, 9/16/14	500,000	510,807
5.125%, 3/1/17	250,000	271,995

		62,117,170

U.S. Government Agencies (41.3%)
Federal Farm Credit Bank
5.375%, 7/18/11	1,920,000	2,034,482
3.875%, 8/25/11	960,000	1,000,941
2.000%, 1/17/12	1,000,000	1,016,816
2.125%, 6/18/12	2,000,000	2,034,070
1.875%, 12/7/12	600,000	602,961
2.625%, 4/17/14	50,000	50,490
3.750%, 6/17/14	500,000	503,882
3.000%, 9/22/14	1,000,000	1,015,044
3.700%, 4/1/16	500,000	500,000
5.125%, 8/25/16	485,000	537,513
4.875%, 1/17/17	4,895,000	5,304,060
Federal Home Loan Bank
1.375%, 5/16/11	50,000	50,406
1.625%, 7/27/11	3,800,000	3,842,115
5.375%, 8/19/11	35,000	37,125
4.875%, 11/18/11	8,830,000	9,385,866
2.250%, 4/13/12	5,000,000	5,105,705
5.750%, 5/15/12	100,000	109,411
1.875%, 6/20/12	$50,000	$50,608
2.000%, 7/27/12	1,000,000	1,004,141
2.000%, 10/5/12	1,000,000	1,005,554
2.000%, 12/28/12	1,000,000	999,077
3.375%, 2/27/13	6,000,000	6,273,912
5.125%, 8/14/13^	3,000,000	3,307,653
4.500%, 9/16/13	120,000	129,762
2.500%, 10/15/13	400,000	399,726
3.625%, 10/18/13	5,000,000	5,280,805
5.500%, 8/13/14	3,000,000	3,376,002
5.375%, 5/18/16	100,000	111,124
4.750%, 12/16/16	5,025,000	5,379,373
4.875%, 5/17/17	2,130,000	2,302,764
5.250%, 6/5/17	950,000	1,046,605
5.000%, 11/17/17	3,040,000	3,322,547
5.500%, 7/15/36	860,000	885,051
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,050,296
Federal Home Loan Mortgage Corp.
4.000%, 6/1/10	95,960	96,276
5.125%, 4/18/11	290,000	303,655
1.750%, 4/20/11	1,000,000	1,000,558
1.625%, 4/26/11	2,550,000	2,577,558
1.700%, 6/29/11	1,000,000	1,002,814
1.750%, 7/27/11	2,000,000	2,001,998
1.625%, 8/11/11	1,000,000	1,001,407
1.500%, 8/24/11	1,500,000	1,505,471
5.500%, 9/15/11^	5,000,000	5,336,565
2.000%, 10/14/11	1,000,000	1,000,601
1.125%, 12/15/11	2,000,000	2,004,568
5.750%, 1/15/12	75,000	81,129
4.750%, 3/5/12^	3,900,000	4,168,694
2.125%, 3/23/12	5,000,000	5,090,390
2.200%, 4/20/12	1,000,000	1,000,960
2.000%, 4/27/12	550,000	555,910
2.050%, 5/11/12	2,000,000	2,003,680
1.750%, 6/15/12	5,050,000	5,098,773
2.000%, 6/15/12	1,050,000	1,053,067
5.125%, 7/15/12	75,000	81,347
2.250%, 8/24/12	1,000,000	1,006,951
2.000%, 9/28/12	1,000,000	1,001,101
2.000%, 10/1/12	2,000,000	2,000,000
2.500%, 4/8/13	1,750,000	1,776,971
3.500%, 5/29/13	5,000,000	5,249,835
4.875%, 11/15/13^	3,844,000	4,218,479
2.500%, 1/7/14	4,170,000	4,218,343
4.500%, 1/15/14	170,000	184,011
5.500%, 2/1/14	35,509	38,006
3.000%, 4/21/14	500,000	500,834
2.500%, 4/23/14	50,000	50,408
2.750%, 4/29/14	1,000,000	1,004,035
5.000%, 7/15/14	5,000,000	5,517,925
3.000%, 7/28/14	800,000	817,718
3.625%, 8/25/14	150,000	151,821
3.000%, 12/30/14	800,000	804,551
4.500%, 1/15/15	1,916,000	2,071,918
4.750%, 11/17/15	8,836,000	9,612,340
5.125%, 10/18/16^	1,500,000	1,646,447
6.000%, 2/1/17	62,178	67,527
6.000%, 4/1/17	52,160	56,675
4.340%, 12/18/17	2,000,000	2,009,660
4.875%, 6/13/18	12,000,000	12,841,116
3.750%, 3/27/19	1,025,000	999,922
4.000%, 12/1/20	126,791	131,065
5.500%, 3/1/21	164,110	176,857

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 4/1/21	$5,801,797	$6,080,782
4.500%, 6/1/21	118,051	123,507
5.000%, 7/1/21	176,717	188,038
4.500%, 8/1/21	183,802	192,755
6.000%, 9/1/21	37,588	40,833
5.000%, 5/1/22	216,539	228,922
5.000%, 6/1/22	29,695	31,393
5.500%, 6/1/22	11,153	11,965
5.000%, 8/1/22	116,575	123,241
5.500%, 8/1/22	728,640	782,324
6.000%, 9/1/22	1,227,423	1,328,781
5.000%, 11/1/22	97,602	103,168
5.500%, 11/1/22	96,594	103,476
5.000%, 1/1/23	676,846	715,149
5.000%, 2/1/23	146,697	154,995
5.500%, 2/1/23	784,130	839,264
5.000%, 3/1/23	2,075,508	2,193,955
5.000%, 4/1/23	1,738,788	1,837,138
5.000%, 5/1/23	3,926,302	4,159,363
5.500%, 5/1/23	95,079	102,002
5.000%, 6/1/23	1,269,819	1,341,643
5.000%, 7/1/23	6,163,969	6,512,618
5.000%, 8/1/23	68,403	72,272
5.500%, 8/1/23	10,314,786	11,040,044
6.000%, 8/1/23	607,932	656,994
5.000%, 9/1/23	19,087	20,167
6.000%, 9/1/23	87,257	94,422
5.000%, 10/1/23	370,676	391,642
5.500%, 10/1/23	141,773	151,874
5.000%, 11/1/23	1,388,061	1,466,573
5.500%, 11/1/23	173,626	185,834
4.500%, 12/1/23	4,778,510	4,960,505
5.000%, 12/1/23	17,141	18,110
5.000%, 1/1/24	2,546,124	2,690,139
6.000%, 1/1/24	760,745	821,189
5.000%, 2/1/24	460,637	486,692
6.000%, 2/1/24	994,141	1,073,129
5.000%, 3/1/24	564,922	596,875
5.000%, 4/1/24	935,962	988,903
4.000%, 5/1/24	4,426,204	4,497,956
4.000%, 7/1/24	7,620,419	7,743,953
4.500%, 7/1/24	18,169,262	18,861,255
4.000%, 8/1/24	1,911,851	1,942,844
4.000%, 2/1/25	12,997,463	13,208,163
5.000%, 8/1/26	112,993	117,848
5.500%, 8/1/26	57,477	61,136
6.500%, 9/1/27	67,236	73,300
6.750%, 3/15/31	690,000	837,574
6.250%, 7/15/32	1,756,000	2,032,468
4.696%, 2/1/34(l)	102,906	107,211
5.000%, 4/1/34	707,221	734,902
5.000%, 10/1/34	3,946,322	4,098,317
4.759%, 1/1/35(l)	750,450	782,106
2.375%, 2/1/35(l)	149,443	153,769
6.000%, 2/1/35	379,111	410,447
5.000%, 5/1/35	9,243,464	9,593,704
4.721%, 8/1/35(l)	83,720	87,365
5.500%, 10/1/35	147,570	156,107
5.500%, 11/1/35	6,378,612	6,747,625
5.000%, 12/1/35	7,271,142	7,535,289
5.000%, 3/1/36	708,787	733,871
6.000%, 3/1/36	250,213	269,018
5.328%, 4/1/36(l)	776,579	815,893
5.543%, 4/1/36(l)	1,226,797	1,294,449
4.500%, 5/1/36	131,938	133,366
5.000%, 5/1/36	$103,846	$107,521
6.000%, 6/1/36	11,848,636	12,739,134
5.000%, 8/1/36	76,872	79,448
6.500%, 8/1/36	18,109,836	19,735,477
5.500%, 9/1/36	568,370	600,363
6.000%, 9/1/36	266,418	286,191
5.000%, 10/1/36	19,421,622	20,127,173
5.877%, 11/1/36(l)	506,359	529,682
6.000%, 11/1/36	3,180,602	3,416,663
6.500%, 11/1/36	127,925	139,408
5.500%, 12/1/36	311,647	329,190
6.500%, 12/1/36	81,034	88,105
5.500%, 1/1/37	2,864,060	3,025,276
5.534%, 1/1/37(l)	4,575,330	4,791,583
5.637%, 1/1/37(l)	1,090,681	1,141,078
5.500%, 4/1/37	4,272,058	4,522,375
6.000%, 4/1/37	33,591	36,042
5.500%, 5/1/37	78,622	83,048
5.745%, 5/1/37(l)	6,225,944	6,607,282
6.000%, 5/1/37	420,535	451,090
5.395%, 6/1/37(l)	378,730	400,353
5.448%, 6/1/37(l)	3,532,098	3,710,851
5.541%, 6/1/37(l)	428,393	454,199
6.000%, 6/1/37	1,261,871	1,365,384
5.426%, 7/1/37(l)	685,622	721,374
5.500%, 8/1/37	380,640	402,374
6.000%, 8/1/37	3,238,542	3,473,842
5.500%, 9/1/37	187,318	197,862
5.500%, 10/1/37	2,429,151	2,565,886
6.000%, 10/1/37	5,334,506	5,747,096
6.500%, 10/1/37	2,684,194	2,916,754
5.593%, 11/1/37(l)	4,398,065	4,560,086
6.000%, 11/1/37	384,743	412,697
6.500%, 11/1/37	525,003	570,489
5.500%, 12/1/37	1,491,312	1,575,257
5.293%, 1/1/38(l)	6,054,075	6,350,131
5.500%, 1/1/38	223,416	236,132
6.000%, 1/1/38	1,576,117	1,690,631
6.500%, 1/1/38	198,501	215,885
5.500%, 2/1/38	134,170	141,723
6.000%, 2/1/38	539,298	578,481
6.500%, 2/1/38	3,378,519	3,671,236
5.000%, 3/1/38	1,394,294	1,441,024
6.000%, 3/1/38	104,986	112,614
5.500%, 4/1/38	19,554,899	20,666,394
5.000%, 5/1/38	707,277	730,982
5.500%, 5/1/38	2,829,037	2,988,281
6.000%, 5/1/38	8,532,669	9,157,953
5.500%, 6/1/38	1,773,030	1,872,832
5.000%, 7/1/38	10,962,851	11,330,278
5.500%, 7/1/38	3,694,004	3,901,936
6.000%, 7/1/38	11,485,819	12,376,638
5.500%, 8/1/38	10,441,307	11,029,039
5.500%, 9/1/38	335,682	354,577
6.000%, 9/1/38	4,979,635	5,344,500
6.500%, 9/1/38	269,144	292,462
5.500%, 10/1/38	9,348,986	9,875,232
6.000%, 10/1/38	3,221,655	3,455,728
6.500%, 10/1/38	1,306,861	1,420,088
5.000%, 11/1/38	9,575,511	9,938,333
6.000%, 11/1/38	94,911	101,806
5.000%, 12/1/38	1,238,705	1,280,220
5.500%, 12/1/38	6,904,563	7,301,846
6.000%, 12/1/38	14,848,228	15,954,884
6.500%, 12/1/38	7,898,189	8,582,493

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 1/1/39	$123,220	$127,349
5.500%, 1/1/39	27,719,952	29,313,765
4.500%, 2/1/39	11,000,761	11,037,287
5.500%, 2/1/39	607,013	641,181
6.500%, 2/1/39	1,624,690	1,765,454
5.000%, 3/1/39	4,138,690	4,277,401
5.500%, 3/1/39	467,596	493,916
4.000%, 4/1/39	3,482,997	3,380,004
4.500%, 4/1/39	3,419,155	3,430,507
4.000%, 5/1/39	12,706,689	12,330,949
4.000%, 6/1/39	2,945,539	2,858,439
4.500%, 6/1/39	24,960,512	25,043,388
4.500%, 7/1/39	10,967,804	11,004,221
5.000%, 7/1/39	15,570,093	16,091,934
4.500%, 8/1/39	1,041,672	1,047,409
5.000%, 8/1/39	1,918,607	1,983,810
5.500%, 8/1/39	4,487,105	4,745,289
4.500%, 9/1/39	4,583,146	4,598,364
5.000%, 9/1/39	3,934,252	4,068,570
4.500%, 10/1/39	14,805,386	14,854,544
4.500%, 2/1/40	5,000,597	5,018,763
5.000%, 4/15/25 TBA	5,000,000	5,277,344
4.500%, 4/15/40 TBA	8,000,000	8,015,625
5.000%, 4/15/40 TBA	13,000,000	13,423,515
5.500%, 4/15/40 TBA	5,000,000	5,280,078
Federal National Mortgage Association
2.000%, 4/1/11	2,000,000	2,000,000
5.500%, 4/1/11	4,175	4,464
1.750%, 4/15/11	2,000,000	2,000,736
2.125%, 4/15/11	250,000	250,136
5.125%, 4/15/11	365,000	382,417
6.000%, 5/15/11	2,101,000	2,227,905
1.250%, 9/28/11	1,000,000	1,000,445
1.000%, 11/23/11	2,335,000	2,336,978
1.430%, 12/8/11	500,000	500,891
2.000%, 1/9/12	2,000,000	2,031,396
2.250%, 4/9/12	1,000,000	1,000,417
2.150%, 4/13/12	1,000,000	1,000,582
1.875%, 4/20/12	50,000	50,649
1.500%, 4/26/12	1,000,000	1,000,541
4.875%, 5/18/12	250,000	268,843
1.750%, 8/10/12	10,000,000	10,066,830
2.000%, 9/28/12	3,000,000	3,015,588
1.875%, 10/29/12	1,000,000	1,000,140
3.625%, 2/12/13	3,000,000	3,161,943
4.375%, 3/15/13	115,000	123,778
2.170%, 3/21/13	250,000	250,502
4.625%, 10/15/13	4,799,000	5,223,328
5.125%, 1/2/14	90,000	97,740
2.750%, 2/5/14	5,000,000	5,093,320
3.150%, 2/18/14	250,000	252,395
2.750%, 3/13/14	5,150,000	5,242,195
2.900%, 4/7/14	500,000	503,016
3.000%, 5/12/14	1,000,000	1,003,149
2.500%, 5/15/14	150,000	150,853
3.000%, 7/28/14	1,000,000	1,007,448
3.000%, 9/15/14	250,000	251,382
3.000%, 9/29/14	1,000,000	1,013,326
3.125%, 9/29/14	1,000,000	1,002,292
4.625%, 10/15/14	5,000,000	5,430,375
2.625%, 11/20/14^	1,000,000	1,000,064
4.375%, 10/15/15	1,434,000	1,530,057
3.450%, 4/8/16	1,000,000	1,000,564
5.375%, 7/15/16	2,000,000	2,225,546
5.250%, 9/15/16	100,000	110,355
4.875%, 12/15/16	$1,400,000	$1,510,489
5.500%, 2/1/17	78,808	84,817
5.000%, 2/13/17	1,635,000	1,780,626
5.500%, 6/1/17	25,476	27,444
5.375%, 6/12/17	5,150,000	5,702,688
5.500%, 8/1/17	26,752	28,860
5.500%, 10/1/17	22,637	24,399
5.500%, 1/1/18	69,295	74,687
5.500%, 4/1/18	80,347	86,587
5.500%, 11/1/18	761,047	820,358
5.500%, 3/1/19	81,181	87,487
5.500%, 5/1/19	206,642	222,689
4.250%, 5/21/19	500,000	502,575
5.500%, 7/1/19	17,019	18,333
5.500%, 8/1/19	138,314	148,991
5.500%, 9/1/19	57,059	61,463
5.500%, 11/1/19	74,295	80,004
5.500%, 6/1/20	691,298	744,905
4.500%, 8/1/20	194,312	203,777
4.000%, 9/1/20	88,412	91,378
5.500%, 10/1/20	130,842	140,996
5.500%, 1/1/21	195,961	210,905
5.500%, 2/1/21	49,291	53,010
5.000%, 6/1/21	224,037	238,267
5.500%, 6/1/21	48,804	52,487
6.000%, 8/1/21	369,005	400,646
6.000%, 10/1/21	55,133	59,688
5.500%, 7/1/22	1,163,032	1,245,630
5.500%, 9/1/22	124,244	133,543
5.000%, 12/1/22	1,623,083	1,712,987
5.500%, 12/1/22	2,520,172	2,694,615
5.000%, 1/1/23	204,523	215,852
5.000%, 3/1/23	639,782	675,220
5.500%, 3/1/23	303,453	324,742
4.000%, 4/1/23	1,506,648	1,534,603
4.500%, 4/1/23	391,901	406,827
5.000%, 4/1/23	985,136	1,039,703
4.500%, 5/1/23	1,007,918	1,046,305
5.000%, 5/1/23	1,118,329	1,180,274
6.000%, 5/1/23	1,878,476	2,026,626
4.000%, 6/1/23	926,398	943,586
4.500%, 6/1/23	5,083,201	5,306,050
5.000%, 6/1/23	11,350,449	11,979,157
5.000%, 7/1/23	4,247,023	4,482,268
6.000%, 7/1/23	2,409,980	2,600,048
5.000%, 8/1/23	2,604,582	2,748,851
5.500%, 8/1/23	3,073,366	3,286,101
5.500%, 9/1/23	200,255	214,242
5.000%, 10/1/23	17,650	18,628
4.500%, 4/1/24	11,353,153	11,785,548
4.000%, 6/1/24	5,609,280	5,699,336
4.500%, 7/1/24	4,652,994	4,830,207
4.000%, 8/1/24	1,773,742	1,802,218
4.500%, 8/1/24	10,423,716	10,820,713
5.800%, 2/9/26	481,000	497,158
5.500%, 4/1/26	62,360	66,168
5.000%, 5/1/26	80,565	83,917
6.000%, 10/1/26	791,199	848,469
7.125%, 1/15/30	1,474,000	1,852,336
7.250%, 5/15/30	1,000,000	1,271,230
6.625%, 11/15/30	4,100,000	4,899,779
7.000%, 4/1/32	20,016	22,522
6.500%, 6/1/32	35,803	39,354
6.500%, 8/1/32	40,806	44,859
6.500%, 9/1/32	360,354	396,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 12/1/32	$15,602	$16,536
5.000%, 1/1/33	805,396	835,881
5.500%, 3/1/33	804,539	852,560
5.500%, 6/1/33	45,979	48,724
6.000%, 6/1/33	22,849	24,692
5.000%, 7/1/33	279,113	289,635
5.000%, 8/1/33	1,937,457	2,010,418
5.000%, 11/1/33	741,468	769,303
5.500%, 11/1/33	5,012,053	5,311,210
4.723%, 1/1/34(l)	3,370,322	3,528,589
5.000%, 2/1/34	380,754	394,809
6.000%, 2/1/34	754,885	815,777
5.000%, 3/1/34	1,173,630	1,217,687
5.000%, 4/1/34	728,998	755,908
5.000%, 5/1/34	907,640	941,145
4.235%, 6/1/34(l)	53,999	56,733
5.000%, 7/1/34	1,153,384	1,195,600
5.000%, 8/1/34	1,679,203	1,742,239
5.500%, 8/1/34	55,031	58,221
6.000%, 8/1/34	457,793	494,649
5.500%, 11/1/34	1,617,817	1,711,600
5.000%, 12/1/34	1,265,472	1,312,186
2.583%, 1/1/35(l)	108,139	112,153
5.000%, 2/1/35	266,048	275,537
6.500%, 2/1/35	493,505	538,749
5.000%, 3/1/35	342,151	354,674
6.000%, 4/1/35	2,489,902	2,691,137
5.000%, 5/1/35	2,173,782	2,251,308
5.500%, 5/1/35	35,273,854	37,285,568
5.000%, 6/1/35	3,542,041	3,667,258
5.000%, 7/1/35	6,767,792	7,017,619
5.500%, 8/1/35	2,965,145	3,135,816
4.500%, 9/1/35	5,509,387	5,570,291
4.837%, 9/1/35(l)	198,002	206,439
5.000%, 9/1/35	371,670	385,622
5.500%, 9/1/35	4,696,627	4,955,675
4.500%, 10/1/35	119,319	120,638
5.000%, 10/1/35	7,193,752	7,441,319
5.500%, 10/1/35	12,111,795	12,782,042
5.000%, 11/1/35	14,401,433	14,910,469
5.500%, 12/1/35	14,076,417	14,855,870
6.500%, 1/1/36	190,773	206,653
5.000%, 2/1/36	5,618,785	5,812,150
5.000%, 3/1/36	4,508,856	4,664,024
6.000%, 3/1/36	8,159,470	8,709,278
6.000%, 4/1/36	4,064,233	4,317,771
5.000%, 6/1/36	1,049,789	1,084,604
5.500%, 6/1/36	6,506,294	6,860,301
6.052%, 6/1/36(l)	132,590	139,303
5.000%, 7/1/36	12,901,785	13,329,661
5.500%, 7/1/36	946,308	998,650
6.000%, 7/1/36	545,249	578,752
7.000%, 7/1/36	41,007	44,937
6.000%, 8/1/36	208,281	221,078
6.500%, 8/1/36	1,858,278	2,007,095
6.000%, 9/1/36	4,168,544	4,430,371
6.500%, 9/1/36	8,180,834	8,833,703
6.000%, 10/1/36	3,558,552	3,778,094
6.500%, 10/1/36	1,352,876	1,464,224
6.000%, 11/1/36	1,091,583	1,158,418
6.000%, 12/1/36	2,266,111	2,404,296
6.500%, 12/1/36	1,200,638	1,294,954
6.000%, 1/1/37	668,438	708,884
5.000%, 2/1/37	295,658	305,094
5.500%, 2/1/37	157,939	167,571
6.000%, 2/1/37	$4,282,036	$4,541,132
5.500%, 4/1/37	173,117	184,072
6.000%, 4/1/37	2,451,892	2,605,267
7.000%, 4/1/37	1,410,117	1,541,709
5.500%, 5/1/37	162,522	172,604
6.000%, 6/1/37	389,512	413,017
5.000%, 7/1/37	1,046,962	1,080,375
5.500%, 7/1/37	392,309	417,135
6.500%, 7/1/37	4,305,138	4,643,327
5.625%, 7/15/37	491,000	513,629
5.500%, 8/1/37	4,451,741	4,689,842
6.000%, 8/1/37	6,139,634	6,507,292
6.500%, 8/1/37	177,391	191,326
5.000%, 9/1/37	148,679	153,424
5.826%, 9/1/37(l)	5,795,817	6,107,580
6.000%, 9/1/37	15,376,673	16,314,438
5.500%, 10/1/37	234,248	248,851
6.500%, 10/1/37	1,348,141	1,454,044
5.000%, 11/1/37	102,059	105,316
5.500%, 11/1/37	531,682	559,845
6.000%, 11/1/37	1,990,322	2,138,043
7.500%, 11/1/37	391,215	427,458
5.500%, 12/1/37	887,934	934,967
6.500%, 12/1/37	2,719,314	2,932,929
5.000%, 1/1/38	649,770	670,507
6.000%, 1/1/38	2,649,627	2,808,557
5.000%, 2/1/38	19,721,480	20,381,788
5.500%, 2/1/38	2,036,163	2,144,017
5.000%, 3/1/38	2,869,021	2,960,583
6.000%, 3/1/38	3,185,873	3,376,652
4.500%, 4/1/38	573,264	575,123
5.500%, 4/1/38	304,203	323,833
4.500%, 5/1/38	905,568	908,504
5.000%, 5/1/38	532,692	549,692
5.500%, 5/1/38	1,923,024	2,047,119
6.000%, 5/1/38	13,346,734	14,145,973
5.000%, 6/1/38	350,268	361,446
5.500%, 6/1/38	43,767,549	46,089,983
6.000%, 6/1/38	4,934,544	5,244,722
4.965%, 7/1/38(l)	7,530,618	7,928,785
5.500%, 7/1/38	11,293,918	11,893,544
6.000%, 7/1/38	412,043	439,778
6.000%, 8/1/38	1,382,035	1,482,689
5.500%, 9/1/38	2,487,345	2,626,951
6.000%, 9/1/38	7,972,123	8,449,644
6.500%, 9/1/38	263,791	285,832
6.000%, 10/1/38	6,314,806	6,693,389
4.000%, 11/1/38	380,444	369,373
6.500%, 11/1/38	1,909,121	2,068,637
5.500%, 12/1/38	5,182,244	5,516,660
4.500%, 1/1/39	45,142	45,289
5.000%, 1/1/39	9,449,706	9,751,285
6.000%, 1/1/39	851,979	902,998
4.000%, 2/1/39	3,885,737	3,772,656
4.500%, 2/1/39	8,356,360	8,383,453
5.459%, 2/1/39(l)	7,179,568	7,619,316
4.500%, 3/1/39	12,092,125	12,134,801
5.000%, 3/1/39	1,825,272	1,884,950
4.500%, 4/1/39	2,836,351	2,845,546
6.000%, 4/1/39	23,016	24,395
4.500%, 5/1/39	12,575,840	12,622,507
4.000%, 6/1/39	4,886,255	4,744,057
4.500%, 6/1/39	20,221,085	20,286,645
4.000%, 7/1/39	224,991	218,443
4.500%, 7/1/39	18,023,923	18,086,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 8/1/39	$18,398,670	$17,863,239
4.000%, 9/1/39	7,907,479	7,677,359
4.000%, 1/1/40	1,990,259	1,932,339
4.500%, 1/1/40	9,939,319	9,980,863
4.500%, 2/1/40	12,477,349	12,523,652
4.000%, 4/25/25 TBA	3,500,000	3,550,039
4.500%, 4/25/25 TBA	7,000,000	7,257,578
5.000%, 4/25/25 TBA	6,000,000	6,326,719
5.500%, 4/25/25 TBA	6,000,000	6,413,437
4.500%, 4/25/40 TBA	3,500,000	3,506,563
5.000%, 4/25/40 TBA	29,275,000	30,192,130
6.500%, 4/25/40 TBA	10,000,000	10,837,500
Government National Mortgage Association
5.000%, 8/15/21	40,218	42,870
4.500%, 8/15/24	2,499,114	2,613,722
6.000%, 1/15/29	14,919	16,188
6.000%, 6/15/29	9,403	10,199
6.000%, 12/15/31	16,523	17,911
7.000%, 2/15/32	16,420	18,179
6.500%, 5/15/32	186,106	204,404
6.000%, 7/15/32	16,533	17,922
6.000%, 1/15/33	12,895	13,991
6.500%, 1/15/33	160,345	176,110
6.500%, 2/15/33	202,218	222,413
7.000%, 2/15/33	12,790	14,144
5.500%, 4/15/33	25,885	27,591
4.500%, 8/15/33	36,848	37,735
5.000%, 11/15/33	73,565	77,128
6.500%, 6/15/34	199,684	219,317
6.500%, 8/15/34	1,627,667	1,787,700
6.000%, 9/15/34	338,626	365,915
6.000%, 12/15/34	28,315	30,544
6.000%, 1/15/35	105,000	113,264
6.000%, 2/15/35	51,805	55,883
6.000%, 3/15/35	211,771	228,440
5.500%, 4/15/35	258,129	275,029
6.000%, 5/15/35	18,308	19,844
6.000%, 7/15/35	123,114	133,400
6.000%, 9/15/35	18,639	20,176
6.000%, 10/15/35	40,783	43,866
6.000%, 12/15/35	57,520	61,867
6.500%, 12/15/35	1,855,318	2,037,734
6.000%, 1/15/36	23,902	25,709
6.000%, 2/15/36	8,532	9,161
6.000%, 3/15/36	40,434	43,414
6.000%, 4/15/36	32,722	35,134
6.000%, 5/15/36	316,546	339,879
5.000%, 6/15/36	205,868	215,067
6.000%, 6/15/36	748,173	802,451
6.000%, 7/15/36	651,196	697,976
6.000%, 8/15/36	579,689	623,077
6.500%, 8/15/36	50,382	54,768
6.000%, 9/15/36	396,181	424,641
6.000%, 10/15/36	950,602	1,018,890
6.500%, 2/15/37	44,478	48,490
6.500%, 3/15/37	16,321	17,629
5.500%, 5/15/37	1,593,669	1,688,542
6.000%, 6/15/37	77,557	82,934
5.500%, 7/15/37	74,842	79,298
6.500%, 8/15/37	4,591	5,017
6.500%, 9/15/37	12,598	13,585
6.000%, 10/15/37	159,916	170,954
5.000%, 11/15/37	575,629	599,374
5.000%, 12/15/37	766,936	798,573
5.500%, 12/15/37	163,493	173,175
6.500%, 12/15/37	$438,896	$473,270
6.000%, 1/15/38	1,632,886	1,745,593
5.000%, 2/15/38	96,152	100,118
6.000%, 2/15/38	245,714	262,650
6.500%, 3/15/38	42,312	45,768
6.000%, 4/15/38	4,257,121	4,580,229
6.000%, 5/15/38	761,461	813,782
5.500%, 6/15/38	968,398	1,025,442
6.000%, 6/15/38	2,114,998	2,260,321
5.500%, 7/15/38	447,944	474,331
6.000%, 7/15/38	3,297,936	3,543,656
6.500%, 7/15/38	25,464	27,443
5.500%, 8/15/38	520,877	551,560
6.000%, 8/15/38	723,526	773,240
6.500%, 8/15/38	1,033,749	1,114,066
6.000%, 9/15/38	579,354	619,162
6.500%, 9/15/38	1,542,007	1,661,813
5.500%, 10/15/38	334,961	354,692
6.000%, 10/15/38	10,539,586	11,264,404
6.500%, 10/15/38	1,173,359	1,264,523
6.000%, 11/15/38	1,956,104	2,090,509
6.500%, 11/15/38	408,573	440,317
5.500%, 12/15/38	9,984,719	10,572,880
6.000%, 12/15/38	1,681,638	1,797,185
6.500%, 12/15/38	2,019,126	2,183,743
5.500%, 1/15/39	27,858,859	29,499,919
6.000%, 1/15/39	1,799,293	1,922,924
6.500%, 1/15/39	274,181	295,483
5.000%, 2/15/39	23,077,962	24,022,716
6.000%, 2/15/39	676,435	722,913
6.000%, 3/15/39	148,209	158,392
4.500%, 4/15/39	13,176,313	13,353,370
4.500%, 5/15/39	9,738,783	9,871,170
5.000%, 5/15/39	286,116	297,829
4.000%, 6/15/39	732,317	718,186
4.500%, 6/15/39	13,770,410	13,955,450
5.000%, 6/15/39	8,420,416	8,767,868
6.000%, 6/15/39	277,159	296,203
4.000%, 7/15/39	2,081,800	2,041,902
5.000%, 7/15/39	434,513	452,763
5.500%, 7/15/39	347,054	367,498
4.000%, 8/15/39	1,556,138	1,526,109
5.000%, 8/15/39	1,985,109	2,066,375
6.000%, 8/15/39	153,826	164,395
4.000%, 9/15/39	1,054,206	1,033,863
4.500%, 9/15/39	4,957,903	5,024,525
5.000%, 9/15/39	5,974,263	6,223,501
5.500%, 10/15/39	10,037,533	10,628,806
6.000%, 10/15/39	228,858	244,583
5.000%, 11/15/39	4,955,318	5,162,048
4.500%, 12/15/39	7,967,001	8,075,303
4.500%, 1/15/40	5,734,533	5,811,590
4.500%, 4/15/40 TBA	6,500,000	6,573,125
5.000%, 4/15/40 TBA	25,000,000	25,974,610

		1,819,810,894

U.S. Treasuries (29.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,920,000	2,695,200
9.250%, 2/15/16	2,604,000	3,508,890
7.250%, 5/15/16	4,432,000	5,502,603
7.500%, 11/15/16	5,019,000	6,338,450
8.750%, 5/15/17	5,000,000	6,757,810
8.875%, 8/15/17	2,903,000	3,963,730
8.875%, 2/15/19^	200,000	279,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
8.125%, 8/15/19	$195,000	$262,214
8.500%, 2/15/20	7,891,000	10,914,239
8.750%, 8/15/20	2,175,000	3,074,228
7.875%, 2/15/21	3,000,000	4,035,000
8.125%, 5/15/21	6,000,000	8,217,186
8.000%, 11/15/21	6,987,000	9,519,788
7.250%, 8/15/22	3,000,000	3,899,064
7.625%, 11/15/22	2,000,000	2,678,438
7.125%, 2/15/23	6,085,000	7,842,044
6.250%, 8/15/23	2,390,000	2,872,108
6.750%, 8/15/26	4,947,000	6,283,462
6.500%, 11/15/26	4,000,000	4,965,000
6.625%, 2/15/27	3,409,000	4,285,754
6.375%, 8/15/27	5,422,000	6,661,437
6.125%, 11/15/27	6,950,000	8,324,793
5.500%, 8/15/28	4,500,000	5,040,702
5.250%, 11/15/28	1,000,000	1,088,750
5.250%, 2/15/29	4,170,000	4,537,481
6.125%, 8/15/29	5,994,000	7,217,148
6.250%, 5/15/30	6,150,000	7,527,981
5.375%, 2/15/31	7,107,000	7,862,119
4.500%, 2/15/36	2,000,000	1,953,438
4.750%, 2/15/37	4,244,000	4,302,355
5.000%, 5/15/37	4,474,000	4,710,983
4.375%, 2/15/38	7,046,000	6,700,309
4.500%, 5/15/38	6,455,000	6,262,357
3.500%, 2/15/39	7,125,000	5,765,685
4.250%, 5/15/39	10,680,000	9,895,682
4.500%, 8/15/39	14,150,000	13,663,594
4.375%, 11/15/39	10,500,000	9,929,062
4.625%, 2/15/40	11,000,000	10,841,875
U.S. Treasury Notes
0.875%, 4/30/11	250,000	251,026
4.875%, 4/30/11	5,300,000	5,550,096
0.875%, 5/31/11	10,000,000	10,042,970
4.875%, 5/31/11	10,300,000	10,821,839
1.125%, 6/30/11	2,000,000	2,014,532
5.125%, 6/30/11	14,787,000	15,628,011
1.000%, 7/31/11	14,500,000	14,574,762
4.875%, 7/31/11	5,000,000	5,283,010
5.000%, 8/15/11	10,000,000	10,600,780
1.000%, 8/31/11	13,100,000	13,160,378
4.625%, 8/31/11	6,000,000	6,333,984
1.000%, 9/30/11	22,000,000	22,088,506
4.500%, 9/30/11	13,155,000	13,893,943
1.000%, 10/31/11	15,000,000	15,052,155
1.750%, 11/15/11	8,150,000	8,272,886
0.750%, 11/30/11^	13,000,000	12,982,229
4.500%, 11/30/11	11,916,000	12,643,996
1.125%, 12/15/11	15,400,000	15,468,576
1.000%, 12/31/11	15,000,000	15,029,880
4.625%, 12/31/11	8,414,000	8,961,894
1.125%, 1/15/12	10,150,000	10,187,271
0.875%, 1/31/12	10,000,000	9,988,280
1.375%, 2/15/12	10,000,000	10,077,730
4.875%, 2/15/12	10,000,000	10,732,030
0.875%, 2/29/12	20,000,000	19,958,600
4.625%, 2/29/12	3,000,000	3,209,298
1.375%, 3/15/12	8,000,000	8,061,248
4.500%, 3/31/12	7,661,000	8,190,689
1.375%, 4/15/12	200,000	201,391
4.500%, 4/30/12^	4,790,000	5,131,288
1.375%, 5/15/12	15,000,000	15,092,580
1.875%, 6/15/12	10,000,000	10,163,280
1.500%, 7/15/12^	4,550,000	4,585,545
4.625%, 7/31/12	$5,000,000	$5,396,485
1.750%, 8/15/12	15,100,000	15,285,217
4.375%, 8/15/12	690,000	741,426
4.125%, 8/31/12	3,830,000	4,093,312
1.375%, 9/15/12	10,000,000	10,021,880
4.250%, 9/30/12	10,000,000	10,728,910
1.375%, 10/15/12^	18,000,000	18,022,500
1.375%, 11/15/12	20,000,000	19,995,320
1.125%, 12/15/12	10,000,000	9,913,280
3.625%, 12/31/12	5,767,000	6,107,611
1.375%, 1/15/13	15,000,000	14,951,955
3.875%, 2/15/13	10,000,000	10,671,090
2.750%, 2/28/13	9,000,000	9,314,298
3.125%, 4/30/13	6,705,000	7,008,817
3.625%, 5/15/13	4,315,000	4,577,607
3.375%, 6/30/13	6,707,000	7,057,548
3.375%, 7/31/13	9,586,000	10,087,770
4.250%, 8/15/13	10,415,000	11,270,988
3.125%, 8/31/13	5,000,000	5,217,190
3.125%, 9/30/13	10,000,000	10,427,340
2.750%, 10/31/13	7,667,000	7,889,220
4.250%, 11/15/13	500,000	541,601
2.000%, 11/30/13	5,752,000	5,761,888
1.500%, 12/31/13	4,943,000	4,851,861
1.750%, 1/31/14	9,200,000	9,095,782
4.000%, 2/15/14	465,000	499,766
1.875%, 2/28/14	5,350,000	5,304,857
1.750%, 3/31/14	10,125,000	9,973,125
1.875%, 4/30/14	9,675,000	9,557,845
4.750%, 5/15/14^	15,000,000	16,560,930
2.250%, 5/31/14	15,300,000	15,320,318
2.625%, 6/30/14	15,250,000	15,475,181
2.625%, 7/31/14	19,885,000	20,156,868
4.250%, 8/15/14^	5,000,000	5,421,875
2.375%, 8/31/14	200,000	200,469
2.375%, 9/30/14	20,000,000	20,006,240
2.375%, 10/31/14	22,000,000	21,970,784
4.250%, 11/15/14	5,000,000	5,418,360
2.625%, 12/31/14	25,000,000	25,179,700
2.250%, 1/31/15^	3,000,000	2,967,423
4.000%, 2/15/15	13,135,000	14,062,659
2.500%, 3/31/15	15,000,000	14,957,850
4.125%, 5/15/15	15,000,000	16,132,035
4.250%, 8/15/15	15,000,000	16,195,320
2.625%, 2/29/16	6,000,000	5,896,872
2.375%, 3/31/16	7,000,000	6,770,316
2.625%, 4/30/16	5,000,000	4,894,920
5.125%, 5/15/16	2,889,000	3,242,452
3.250%, 5/31/16	5,150,000	5,214,777
3.250%, 6/30/16	9,000,000	9,101,250
4.875%, 8/15/16	12,614,000	13,978,873
3.000%, 8/31/16	15,200,000	15,089,557
3.000%, 9/30/16	15,000,000	14,859,375
3.125%, 10/31/16	15,000,000	14,948,430
2.750%, 11/30/16	10,000,000	9,724,220
3.250%, 12/31/16	10,000,000	10,013,280
3.125%, 1/31/17	15,000,000	14,893,365
4.625%, 2/15/17	4,058,000	4,421,633
4.500%, 5/15/17	3,500,000	3,778,908
4.750%, 8/15/17	6,070,000	6,639,536
4.250%, 11/15/17	9,867,000	10,437,431
3.500%, 2/15/18	9,675,000	9,704,480
3.875%, 5/15/18	11,206,000	11,488,772
4.000%, 8/15/18	7,000,000	7,210,546
3.750%, 11/15/18	16,860,000	16,987,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/19	$17,350,000	$16,104,322
3.125%, 5/15/19	25,375,000	24,167,708
3.625%, 8/15/19	18,275,000	18,052,264
3.375%, 11/15/19	25,000,000	24,123,050

		1,290,551,417

Total Government Securities		3,312,386,236

Total Long-Term Debt Securities (99.2%) (Cost $4,282,713,693)		4,370,697,180

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.6%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$24,260,159	24,260,159

Time Deposit (5.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	222,444,279	222,444,279

Total Short-Term Investments (5.6%) (Amortized Cost $246,704,438)		246,704,438

Total Investments (104.8%) (Cost/Amortized Cost $4,529,418,131)		4,617,401,618
Other Assets Less Liabilities (-4.8%)		(210,144,182)

Net Assets (100%)		$4,407,257,436

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $10,967,191 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $24,745,362.

Glossary:

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$15,701,305	$—	$15,701,305
Non-Agency CMO	—	140,519,155	—	140,519,155
Corporate Bonds
Consumer Discretionary	—	58,773,288	—	58,773,288
Consumer Staples	—	71,555,421	—	71,555,421
Energy	—	74,824,564	—	74,824,564
Financials	—	382,172,640	—	382,172,640
Health Care	—	51,286,740	—	51,286,740
Industrials	—	54,120,530	—	54,120,530
Information Technology	—	29,357,968	—	29,357,968
Materials	—	39,663,513	—	39,663,513
Telecommunication Services	—	61,234,478	—	61,234,478
Utilities	—	79,101,342	—	79,101,342
Government Securities
Agency ABS	—	52,451,862	—	52,451,862
Foreign Governments	—	68,586,927	—	68,586,927
Municipal Bonds	—	18,867,966	—	18,867,966
Supranational	—	62,117,170	—	62,117,170
U.S. Government Agencies	—	1,819,810,894	—	1,819,810,894
U.S. Treasuries	—	1,290,551,417	—	1,290,551,417
Short-Term Investments	—	246,704,438	—	246,704,438

Total Assets	$—	$4,617,401,618	$—	$4,617,401,618

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,617,401,618	$—	$4,617,401,618

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$659,547,774
Long-term U.S. Treasury securities	270,011,378

$929,559,152

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$634,402,591
Long-term U.S. Treasury securities	120,455,867

$754,858,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,549,808
Aggregate gross unrealized depreciation	(55,390,562)

Net unrealized appreciation	$85,159,246

Federal income tax cost of investments	$4,532,242,372

At March 31, 2010, the Portfolio had loaned securities with a total value of $23,783,649. This was secured by collateral of $24,260,159, which was received as cash and subsequently invested in short-term investments currently valued at $24,260,159, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $403,960,463 of which $959,420 expires in the year 2013, $6,549,439 expires in the year 2015, $195,283,000 expires in the year 2016 and $201,168,604 expires in the year 2017.

Included in the capital loss carryforward amounts are $130,392,762 of losses acquired from EQ/Bond Index and the EQ/Long Term Bond as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Automobiles (0.8%)
Harley-Davidson, Inc.	118,820	$3,335,277

Diversified Consumer Services (0.7%)
H&R Block, Inc.	164,340	2,925,252

Household Durables (0.2%)
Hunter Douglas N.V.	13,143	672,963

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	9,370	1,271,790
Liberty Media Corp. - Interactive, Class A*	74,590	1,141,973

		2,413,763

Media (2.1%)
Grupo Televisa S.A. (ADR)	76,600	1,610,132
Liberty Media Corp. - Starz*	5,939	324,745
News Corp., Class A	208,879	3,009,946
Walt Disney Co.	102,200	3,567,802

		8,512,625

Specialty Retail (2.4%)
Bed Bath & Beyond, Inc.*	149,320	6,534,243
CarMax, Inc.*	144,260	3,623,812

		10,158,055

Total Consumer Discretionary		28,017,935

Consumer Staples (14.2%)
Beverages (3.5%)
Coca-Cola Co.	91,400	5,027,000
Diageo plc (ADR)	74,225	5,006,476
Heineken Holding N.V.	97,567	4,340,137

		14,373,613

Food & Staples Retailing (6.5%)
Costco Wholesale Corp.	247,990	14,807,483
CVS Caremark Corp.	327,770	11,983,271

		26,790,754

Food Products (1.5%)
Hershey Co.	28,380	1,214,948
Mead Johnson Nutrition Co., Class A	29,610	1,540,608
Nestle S.A. (Registered)	39,200	2,007,587
Unilever N.V. (N.Y. Shares)	48,500	1,462,760

		6,225,903

Household Products (1.7%)
Procter & Gamble Co.	114,030	7,214,678

Personal Products (0.1%)
Natura Cosmeticos S.A.	23,000	469,092

Tobacco (0.9%)
Philip Morris International, Inc.	74,390	3,880,183

Total Consumer Staples		58,954,223

Energy (13.7%)
Energy Equipment & Services (0.8%)
Transocean Ltd.*	36,994	3,195,542

Oil, Gas & Consumable Fuels (12.9%)
Canadian Natural Resources Ltd.	137,645	10,191,236
China Coal Energy Co., Class H	1,630,600	2,545,368
ConocoPhillips	19,670	1,006,514
Devon Energy Corp.	175,060	$11,279,116
EOG Resources, Inc.	139,770	12,990,224
Occidental Petroleum Corp.	161,590	13,660,818
OGX Petroleo e Gas Participacoes S.A.	210,000	1,964,967

		53,638,243

Total Energy		56,833,785

Financials (29.6%)
Capital Markets (5.7%)
Ameriprise Financial, Inc.	65,850	2,986,956
Bank of New York Mellon Corp.	455,570	14,068,002
GAM Holding Ltd.	90,300	1,109,052
Goldman Sachs Group, Inc.	13,560	2,313,743
Julius Baer Group Ltd.	90,300	3,275,773

		23,753,526

Commercial Banks (4.4%)
Wells Fargo & Co.	592,127	18,426,992

Consumer Finance (4.0%)
American Express Co.	400,205	16,512,458

Diversified Financial Services (3.2%)
Bank of America Corp.	29,164	520,577
JPMorgan Chase & Co.	213,700	9,563,075
Moody’s Corp.	107,178	3,188,546

		13,272,198

Insurance (11.4%)
Berkshire Hathaway, Inc., Class B*	243,700	19,805,499
Everest Reinsurance Group Ltd.	7,475	604,952
Fairfax Financial Holdings Ltd.	5,650	2,120,858
Loews Corp.	269,921	10,062,655
Markel Corp.*	1,012	379,156
Principal Financial Group, Inc.	31,375	916,464
Progressive Corp.	478,939	9,142,946
Transatlantic Holdings, Inc.	77,893	4,112,750

		47,145,280

Real Estate Management & Development (0.9%)
Brookfield Asset Management, Inc., Class A	52,516	1,334,957
Hang Lung Group Ltd.	465,000	2,467,463

		3,802,420

Total Financials		122,912,874

Health Care (10.4%)
Health Care Equipment & Supplies (1.1%)
Becton, Dickinson and Co.	49,300	3,881,389
CareFusion Corp.*	30,610	809,022

		4,690,411

Health Care Providers & Services (2.7%)
Cardinal Health, Inc.	55,020	1,982,371
Express Scripts, Inc.*	72,280	7,355,213
Laboratory Corp. of America Holdings*	22,800	1,726,188

		11,063,772

Pharmaceuticals (6.6%)
Johnson & Johnson	139,440	9,091,488
Merck & Co., Inc.	299,338	11,180,274
Pfizer, Inc.	420,200	7,206,430

		27,478,192

Total Health Care		43,232,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (5.1%)
Air Freight & Logistics (0.2%)
United Parcel Service, Inc., Class B	11,380	$732,986

Commercial Services & Supplies (1.5%)
Iron Mountain, Inc.	233,136	6,387,926

Electrical Equipment (0.7%)
ABB Ltd. (ADR)*	121,840	2,660,986

Industrial Conglomerates (0.7%)
Tyco International Ltd.	79,567	3,043,438

Machinery (0.1%)
PACCAR, Inc.	13,125	568,837

Marine (0.8%)
China Shipping Development Co., Ltd., Class H	761,000	1,242,809
Kuehne & Nagel International AG (Registered)	19,551	1,978,463

		3,221,272

Transportation Infrastructure (1.1%)
China Merchants Holdings International Co., Ltd.	969,506	3,571,223
COSCO Pacific Ltd.	554,669	840,121
LLX Logistica S.A.*	48,300	228,416

		4,639,760

Total Industrials		21,255,205

Information Technology (8.4%)
Computers & Peripherals (1.5%)
Hewlett-Packard Co.	117,640	6,252,566

Electronic Equipment, Instruments & Components (1.2%)
Agilent Technologies, Inc.*	147,362	5,067,779

Internet Software & Services (1.0%)
Google, Inc., Class A*	7,705	4,368,812

IT Services (0.3%)
Visa, Inc., Class A	13,220	1,203,417

Semiconductors & Semiconductor Equipment (1.6%)
Texas Instruments, Inc.	270,500	6,619,135

Software (2.8%)
Activision Blizzard, Inc.	181,900	2,193,714
Microsoft Corp.	316,861	9,274,521

		11,468,235

Total Information Technology		34,979,944

Materials (5.2%)
Chemicals (0.7%)
Monsanto Co.	24,380	1,741,220
Potash Corp. of Saskatchewan, Inc. .	8,653	1,032,735

		2,773,955

Construction Materials (0.9%)
Martin Marietta Materials, Inc.	14,520	1,213,146
Vulcan Materials Co.	53,245	2,515,294

		3,728,440

Containers & Packaging (1.7%)
Sealed Air Corp.	328,822	$6,931,568

Metals & Mining (0.9%)
BHP Billiton plc.	51,550	1,767,933
Rio Tinto plc.	33,138	1,963,704

		3,731,637

Paper & Forest Products (1.0%)
Sino-Forest Corp.*	215,400	4,220,410
Sino-Forest Corp. (ADR)(b)*§	6,800	133,235

		4,353,645

Total Materials		21,519,245

Total Common Stocks (93.4%) (Cost $332,613,475)		387,705,586

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Materials (0.5%)
Paper & Forest Products (0.5%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	2,009,280

Total Materials		2,009,280

Total Convertible Bonds		2,009,280

Corporate Bond (1.8%)
Consumer Discretionary (1.8%)
Automobiles (1.8%)
Harley-Davidson, Inc.
15.000%, 2/1/14	$6,000,000	7,625,082

Total Consumer Discretionary		7,625,082

Total Corporate Bonds		7,625,082

Total Long-Term Debt Securities (2.3%) (Cost $7,664,000)		9,634,362

SHORT-TERM INVESTMENTS:
Commercial Paper (3.9%)
Intesa Funding LLC
0.06%, 4/1/10 (p)	$16,159,000	16,158,973

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	84	84

Total Short-Term Investments (3.9%) (Cost/Amortized Cost $16,159,084)		16,159,057

Total Investments (99.6%) (Cost/Amortized Cost $356,436,559)		413,499,005
Other Assets Less Liabilities (0.4%)		1,648,457

Net Assets (100%)		$415,147,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $2,142,515 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid Security.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$27,344,972	$672,963	$—	$28,017,935
Consumer Staples	52,606,499	6,347,724	—	58,954,223
Energy	54,288,417	2,545,368	—	56,833,785
Financials	116,060,586	6,852,288	—	122,912,874
Health Care	43,232,375	—	—	43,232,375
Industrials	13,622,589	7,632,616	—	21,255,205
Information Technology	34,979,944	—	—	34,979,944
Materials	17,787,608	3,731,637	—	21,519,245
Convertible Bonds
Materials	—	2,009,280	—	2,009,280
Corporate Bonds
Consumer Discretionary	—	7,625,082	—	7,625,082
Short-Term Investments	—	16,159,057	—	16,159,057

Total Assets	$359,922,990	$53,576,015	$—	$413,499,005

Total Liabilities	$—	$—	$—	$—

Total	$359,922,990	$53,576,015	$—	$413,499,005

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$15,911,343
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$16,850,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$52,990,573
Aggregate gross unrealized depreciation	(12,504,379)

Net unrealized appreciation	$40,486,194

Federal income tax cost of investments	$373,012,811

The Portfolio has a net capital loss carryforward of $575,027,647 of which $41,603,879 expires in the year 2016 and $533,423,768 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	65,450	$827,288
Johnson Controls, Inc.	181,500	5,987,685

		6,814,973

Automobiles (0.5%)
Ford Motor Co.*^	894,583	11,244,908
Harley-Davidson, Inc.^	63,350	1,778,235

		13,023,143

Distributors (0.1%)
Genuine Parts Co.^	43,100	1,820,544

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	34,750	2,129,828
DeVry, Inc.	16,680	1,087,536
H&R Block, Inc.	90,650	1,613,570

		4,830,934

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	118,200	4,595,616
Darden Restaurants, Inc.	37,750	1,681,385
International Game Technology^	80,300	1,481,535
Marriott International, Inc., Class A .	68,527	2,159,971
McDonald’s Corp.	292,000	19,482,240
Starbucks Corp.*	200,900	4,875,843
Starwood Hotels & Resorts Worldwide, Inc.	50,600	2,359,984
Wyndham Worldwide Corp.	48,245	1,241,344
Wynn Resorts Ltd.	18,679	1,416,429
Yum! Brands, Inc.	126,480	4,847,978

		44,142,325

Household Durables (0.4%)
D.R. Horton, Inc.^	74,750	941,850
Fortune Brands, Inc.	40,650	1,971,932
Harman International Industries, Inc.*	18,700	874,786
Leggett & Platt, Inc.	41,050	888,322
Lennar Corp., Class A	43,600	750,356
Newell Rubbermaid, Inc.^	75,076	1,141,155
Pulte Group, Inc.*^	85,407	960,829
Stanley Black & Decker, Inc.	42,596	2,445,436
Whirlpool Corp.^	20,066	1,750,758

		11,725,424

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	90,250	12,249,633
Expedia, Inc.	57,019	1,423,194
priceline.com, Inc.*	11,906	3,036,030

		16,708,857

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	72,500	419,775
Hasbro, Inc.	33,708	1,290,342
Mattel, Inc.	97,750	2,222,835

		3,932,952

Media (3.0%)
CBS Corp., Class B	183,100	2,552,414
Comcast Corp., Class A	772,250	14,533,745
DIRECTV, Class A*	258,810	8,750,366
Discovery Communications, Inc., Class A*^	77,116	2,605,750
Gannett Co., Inc.	63,850	1,054,802
Interpublic Group of Cos., Inc.*^	131,426	1,093,464
McGraw-Hill Cos., Inc.	85,200	3,037,380
Meredith Corp.^	9,850	338,938
New York Times Co., Class A*	31,250	347,813
News Corp., Class A	609,500	$8,782,895
Omnicom Group, Inc.	84,200	3,267,802
Scripps Networks Interactive, Inc., Class A	24,161	1,071,540
Time Warner Cable, Inc.	95,297	5,080,283
Time Warner, Inc.^	315,800	9,875,066
Viacom, Inc., Class B*	164,200	5,645,196
Walt Disney Co.	520,300	18,163,673
Washington Post Co., Class B	1,750	777,315

		86,978,442

Multiline Retail (0.9%)
Big Lots, Inc.*	22,350	813,987
Family Dollar Stores, Inc.	37,550	1,374,706
J.C. Penney Co., Inc.^	63,750	2,050,837
Kohl’s Corp.*	82,900	4,541,262
Macy’s, Inc.	113,872	2,478,993
Nordstrom, Inc.	44,700	1,825,995
Sears Holdings Corp.*^	13,162	1,427,156
Target Corp.	203,500	10,704,100

		25,217,036

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A^	23,734	1,083,220
AutoNation, Inc.*^	24,939	450,897
AutoZone, Inc.*	8,100	1,402,029
Bed Bath & Beyond, Inc.*	71,050	3,109,148
Best Buy Co., Inc.	92,375	3,929,632
GameStop Corp., Class A*^	44,513	975,280
Gap, Inc.^	128,775	2,975,990
Home Depot, Inc.	460,008	14,881,259
Limited Brands, Inc.	72,307	1,780,198
Lowe’s Cos., Inc.	398,150	9,651,156
Office Depot, Inc.*	76,650	611,667
O’Reilly Automotive, Inc.*^	37,114	1,548,025
RadioShack Corp.	33,850	766,026
Ross Stores, Inc.	33,800	1,807,286
Sherwin-Williams Co.^	25,750	1,742,760
Staples, Inc.	195,825	4,580,347
Tiffany & Co.	33,600	1,595,664
TJX Cos., Inc.	113,500	4,826,020
Urban Outfitters, Inc.*	35,008	1,331,354

		59,047,958

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	86,250	3,408,600
NIKE, Inc., Class B	105,450	7,750,575
Polo Ralph Lauren Corp.	15,550	1,322,372
VF Corp.	24,000	1,923,600

		14,405,147

Total Consumer Discretionary		288,647,735

Consumer Staples (11.2%)
Beverages (2.5%)
Brown-Forman Corp., Class B	29,750	1,768,638
Coca-Cola Co.	626,833	34,475,815
Coca-Cola Enterprises, Inc.	85,950	2,377,377
Constellation Brands, Inc., Class A*	53,850	885,294
Dr. Pepper Snapple Group, Inc.	68,725	2,417,058
Molson Coors Brewing Co., Class B	42,500	1,787,550
PepsiCo, Inc.	434,953	28,776,490

		72,488,222

Food & Staples Retailing (2.7%)
Costco Wholesale Corp.	117,950	7,042,795
CVS Caremark Corp.	381,545	13,949,285
Kroger Co.	176,000	3,812,160

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.^	109,850	$2,730,871
SUPERVALU, Inc.^	57,279	955,414
Sysco Corp.	160,100	4,722,950
Walgreen Co.	267,450	9,919,720
Wal-Mart Stores, Inc.	577,203	32,092,487
Whole Foods Market, Inc.*^	37,950	1,371,892

		76,597,574

Food Products (1.8%)
Archer-Daniels-Midland Co.	173,716	5,020,392
Campbell Soup Co.	51,300	1,813,455
ConAgra Foods, Inc.	119,750	3,002,133
Dean Foods Co.*^	48,760	765,044
General Mills, Inc.	88,350	6,254,297
H.J. Heinz Co.	85,400	3,895,094
Hershey Co.	45,000	1,926,450
Hormel Foods Corp.^	18,829	791,006
J.M. Smucker Co.	32,247	1,943,204
Kellogg Co.	68,800	3,675,984
Kraft Foods, Inc., Class A	469,131	14,186,521
McCormick & Co., Inc. (Non- Voting)	35,400	1,357,944
Mead Johnson Nutrition Co., Class A	55,300	2,877,259
Sara Lee Corp.	188,600	2,627,198
Tyson Foods, Inc., Class A	82,450	1,578,918

		51,714,899

Household Products (2.5%)
Clorox Co.	37,850	2,427,699
Colgate-Palmolive Co.^	134,500	11,467,470
Kimberly-Clark Corp.	112,394	7,067,335
Procter & Gamble Co.	790,405	50,008,924

		70,971,428

Personal Products (0.2%)
Avon Products, Inc.	115,450	3,910,292
Estee Lauder Cos., Inc., Class A	31,900	2,069,353

		5,979,645

Tobacco (1.5%)
Altria Group, Inc.	560,500	11,501,460
Lorillard, Inc.	43,474	3,270,984
Philip Morris International, Inc.	515,300	26,878,048
Reynolds American, Inc.	45,700	2,466,886

		44,117,378

Total Consumer Staples		321,869,146

Energy (10.8%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.^	83,810	3,925,660
BJ Services Co.	79,300	1,697,020
Cameron International Corp.*	66,124	2,834,075
Diamond Offshore Drilling, Inc.^	18,847	1,673,802
FMC Technologies, Inc.*	33,080	2,137,960
Halliburton Co.	243,950	7,350,214
Helmerich & Payne, Inc.	28,819	1,097,428
Nabors Industries Ltd.*	76,600	1,503,658
National Oilwell Varco, Inc.	113,197	4,593,534
Rowan Cos., Inc.*	30,700	893,677
Schlumberger Ltd.	324,800	20,611,808
Smith International, Inc.	66,860	2,862,945

		51,181,781

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	132,994	9,685,953
Apache Corp.	90,930	9,229,395
Cabot Oil & Gas Corp.^	27,984	1,029,811
Chesapeake Energy Corp.	175,200	4,141,728
Chevron Corp.	542,734	41,155,519
ConocoPhillips	401,384	20,538,819
Consol Energy, Inc.	48,900	$2,086,074
Denbury Resources, Inc.*	107,452	1,812,715
Devon Energy Corp.	120,100	7,738,043
El Paso Corp.	189,696	2,056,305
EOG Resources, Inc.	68,300	6,347,802
Exxon Mobil Corp.#^	1,284,249	86,018,998
Hess Corp.	78,750	4,925,812
Marathon Oil Corp.	191,414	6,056,339
Massey Energy Co.	23,106	1,208,213
Murphy Oil Corp.	51,600	2,899,404
Noble Energy, Inc.	46,953	3,427,569
Occidental Petroleum Corp.	219,600	18,564,984
Peabody Energy Corp.	72,450	3,310,965
Pioneer Natural Resources Co.^	31,229	1,758,817
Range Resources Corp.	42,669	1,999,896
Southwestern Energy Co.*	93,443	3,804,999
Spectra Energy Corp.	174,956	3,941,759
Sunoco, Inc.	31,600	938,836
Tesoro Corp.^	37,854	526,171
Valero Energy Corp.	152,635	3,006,910
Williams Cos., Inc.	157,700	3,642,870
XTO Energy, Inc.	156,995	7,407,024

		259,261,730

Total Energy		310,443,511

Financials (16.3%)
Capital Markets (2.7%)
Ameriprise Financial, Inc.	68,957	3,127,890
Bank of New York Mellon Corp.	325,719	10,058,203
Charles Schwab Corp.	257,705	4,816,507
E*TRADE Financial Corp.*	418,809	691,035
Federated Investors, Inc., Class B^	23,751	626,551
Franklin Resources, Inc.	40,317	4,471,155
Goldman Sachs Group, Inc.	139,092	23,733,268
Invesco Ltd.	115,951	2,540,486
Janus Capital Group, Inc.^	49,232	703,525
Legg Mason, Inc.^	43,863	1,257,552
Morgan Stanley	367,713	10,770,314
Northern Trust Corp.	65,300	3,608,478
State Street Corp.	133,820	6,040,635
T. Rowe Price Group, Inc.^	69,686	3,827,852

		76,273,451

Commercial Banks (3.1%)
BB&T Corp.	185,950	6,022,920
Comerica, Inc.	40,850	1,553,934
Fifth Third Bancorp^	215,117	2,923,440
First Horizon National Corp.*	60,832	854,690
Huntington Bancshares, Inc./Ohio^	193,388	1,038,494
KeyCorp^	237,650	1,841,788
M&T Bank Corp.^	22,350	1,774,143
Marshall & Ilsley Corp.^	141,850	1,141,892
PNC Financial Services Group, Inc.	139,879	8,350,776
Regions Financial Corp.	321,302	2,522,221
SunTrust Banks, Inc.	135,000	3,616,650
U.S. Bancorp	517,295	13,387,595
Wells Fargo & Co.	1,382,653	43,028,161
Zions Bancorp.^	37,300	813,886

		88,870,590

Consumer Finance (0.8%)
American Express Co.	321,644	13,271,031
Capital One Financial Corp.	121,706	5,039,846
Discover Financial Services	146,771	2,186,888
SLM Corp.*	128,292	1,606,216

		22,103,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (4.5%)
Bank of America Corp.	2,688,074	$47,982,121
Citigroup, Inc.*	5,275,190	21,364,519
CME Group, Inc.	18,023	5,697,251
IntercontinentalExchange, Inc.*	19,847	2,226,436
JPMorgan Chase & Co.	1,066,041	47,705,335
Leucadia National Corp.*^	51,242	1,271,314
Moody’s Corp.^	53,076	1,579,011
NASDAQ OMX Group, Inc.*	39,923	843,174
NYSE Euronext^	70,321	2,082,205

		130,751,366

Insurance (3.9%)
Aflac, Inc.	126,600	6,873,114
Allstate Corp.	145,076	4,687,406
American International Group, Inc.*^	36,366	1,241,535
Aon Corp.	74,125	3,165,879
Assurant, Inc.	31,580	1,085,720
Berkshire Hathaway, Inc., Class B*^.	450,943	36,648,138
Chubb Corp.	92,400	4,790,940
Cincinnati Financial Corp.^	43,963	1,270,531
Genworth Financial, Inc., Class A*	132,070	2,422,164
Hartford Financial Services Group, Inc.	103,600	2,944,312
Lincoln National Corp.	81,628	2,505,980
Loews Corp.	97,597	3,638,416
Marsh & McLennan Cos., Inc.	142,650	3,483,513
MetLife, Inc.	221,450	9,597,643
Principal Financial Group, Inc.	86,200	2,517,902
Progressive Corp.	182,350	3,481,061
Prudential Financial, Inc.	125,500	7,592,750
Torchmark Corp.^	22,350	1,195,948
Travelers Cos., Inc.	147,774	7,970,929
Unum Group	89,670	2,221,126
XL Capital Ltd., Class A	92,500	1,748,250

		111,083,257

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT), Class A	31,563	581,075
AvalonBay Communities, Inc. (REIT)^	22,044	1,903,499
Boston Properties, Inc. (REIT)	37,500	2,829,000
Equity Residential (REIT)	74,700	2,924,505
HCP, Inc. (REIT)	79,268	2,615,844
Health Care REIT, Inc. (REIT)	33,243	1,503,581
Host Hotels & Resorts, Inc. (REIT)^	170,689	2,500,594
Kimco Realty Corp. (REIT)	108,670	1,699,599
Plum Creek Timber Co., Inc. (REIT)^	44,050	1,713,985
ProLogis (REIT)	127,950	1,688,940
Public Storage (REIT)	36,700	3,376,033
Simon Property Group, Inc. (REIT) .	77,105	6,469,110
Ventas, Inc. (REIT)^	42,340	2,010,303
Vornado Realty Trust (REIT)^	42,405	3,210,058

		35,026,126

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	72,950	1,156,258

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.^	127,814	1,809,846
People’s United Financial, Inc.	94,193	1,473,179

		3,283,025

Total Financials		468,548,054

Health Care (12.1%)
Biotechnology (1.6%)
Amgen, Inc.*	273,854	$16,365,515
Biogen Idec, Inc.*	78,189	4,484,921
Celgene Corp.*	124,300	7,701,628
Cephalon, Inc.*^	20,193	1,368,682
Genzyme Corp.*	71,750	3,718,802
Gilead Sciences, Inc.*	243,400	11,069,832

		44,709,380

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	163,100	9,492,420
Becton, Dickinson and Co.	64,200	5,054,466
Boston Scientific Corp.*	408,556	2,949,774
C.R. Bard, Inc.^	26,150	2,265,113
CareFusion Corp.*	47,887	1,265,653
DENTSPLY International, Inc.	41,130	1,433,380
Hospira, Inc.*	43,910	2,487,502
Intuitive Surgical, Inc.*	10,363	3,607,671
Medtronic, Inc.	299,400	13,481,982
St. Jude Medical, Inc.*	90,422	3,711,823
Stryker Corp.	76,350	4,368,747
Varian Medical Systems, Inc.*	33,638	1,861,191
Zimmer Holdings, Inc.*	57,650	3,412,880

		55,392,602

Health Care Providers & Services (2.2%)
Aetna, Inc.	117,222	4,115,664
AmerisourceBergen Corp.	77,900	2,252,868
Cardinal Health, Inc.	98,075	3,533,642
CIGNA Corp.	73,950	2,705,091
Coventry Health Care, Inc.*^	39,950	987,564
DaVita, Inc.*	27,694	1,755,800
Express Scripts, Inc.*	74,300	7,560,768
Humana, Inc.*	45,950	2,149,082
Laboratory Corp. of America Holdings*	28,700	2,172,877
McKesson Corp.	72,531	4,766,737
Medco Health Solutions, Inc.*	128,972	8,326,432
Patterson Cos., Inc.^	25,100	779,355
Quest Diagnostics, Inc.	42,050	2,451,095
Tenet Healthcare Corp.*	117,100	669,812
UnitedHealth Group, Inc.^	314,300	10,268,181
WellPoint, Inc.*	123,950	7,979,901

		62,474,869

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	48,206	2,519,728
Millipore Corp.*	15,050	1,589,280
PerkinElmer, Inc.	31,500	752,850
Thermo Fisher Scientific, Inc.*	110,400	5,678,976
Waters Corp.*	25,600	1,729,024

		12,269,858

Pharmaceuticals (6.0%)
Abbott Laboratories, Inc.	418,450	22,043,946
Allergan, Inc.	83,200	5,434,624
Bristol-Myers Squibb Co.	462,973	12,361,379
Eli Lilly and Co.	273,460	9,904,721
Forest Laboratories, Inc.*	81,600	2,558,976
Johnson & Johnson	746,460	48,669,192
King Pharmaceuticals, Inc.*	67,110	789,214
Merck & Co., Inc.	826,317	30,862,940
Mylan, Inc.*^	82,650	1,876,982
Pfizer, Inc	2,182,994	37,438,347

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	28,650	$1,196,710

		173,137,031

Total Health Care		347,983,740

Industrials (10.4%)
Aerospace & Defense (2.9%)
Boeing Co.	196,574	14,273,238
General Dynamics Corp.	104,400	8,059,680
Goodrich Corp.	33,650	2,372,998
Honeywell International, Inc.	206,412	9,344,271
ITT Corp.	49,400	2,648,334
L-3 Communications Holdings, Inc.	31,500	2,886,345
Lockheed Martin Corp.	86,508	7,199,196
Northrop Grumman Corp.^	84,870	5,564,926
Precision Castparts Corp.	38,050	4,821,315
Raytheon Co.	103,650	5,920,488
Rockwell Collins, Inc.	42,550	2,663,205
United Technologies Corp.	253,600	18,667,496

		84,421,492

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	45,352	2,532,909
Expeditors International of Washington, Inc.^	57,348	2,117,288
FedEx Corp.	84,510	7,893,234
United Parcel Service, Inc., Class B	268,550	17,297,306

		29,840,737

Airlines (0.1%)
Southwest Airlines Co.^	200,618	2,652,170

Building Products (0.1%)
Masco Corp.^	97,050	1,506,216

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	30,500	1,110,505
Cintas Corp.^	35,550	998,600
Iron Mountain, Inc.	48,897	1,339,778
Pitney Bowes, Inc.	56,000	1,369,200
R.R. Donnelley & Sons Co.	55,500	1,184,925
Republic Services, Inc.	87,401	2,536,377
Stericycle, Inc.*	22,815	1,243,417
Waste Management, Inc.	132,456	4,560,460

		14,343,262

Construction & Engineering (0.2%)
Fluor Corp.	48,400	2,251,084
Jacobs Engineering Group, Inc.*	33,614	1,519,017
Quanta Services, Inc.*	56,700	1,086,372

		4,856,473

Electrical Equipment (0.5%)
Emerson Electric Co.^	203,500	10,244,190
First Solar, Inc.*^	13,100	1,606,715
Rockwell Automation, Inc.	38,450	2,167,042
Roper Industries, Inc.	24,655	1,426,045

		15,443,992

Industrial Conglomerates (2.4%)
3M Co.	191,500	16,003,655
General Electric Co.	2,880,383	52,422,971
Textron, Inc.^	73,300	1,556,159

		69,982,785

Machinery (1.7%)
Caterpillar, Inc.	168,500	10,590,225
Cummins, Inc.	54,600	3,382,470
Danaher Corp.	70,450	5,629,660
Deere & Co.	114,400	6,802,224
Dover Corp.	50,300	2,351,525
Eaton Corp.	44,850	$3,398,284
Flowserve Corp.	15,097	1,664,746
Illinois Tool Works, Inc.	104,350	4,942,016
PACCAR, Inc.^	98,350	4,262,489
Pall Corp.	31,550	1,277,460
Parker Hannifin Corp.	43,500	2,816,190
Snap-On, Inc.	15,600	676,104

		47,793,393

Professional Services (0.1%)
Dun & Bradstreet Corp.	14,056	1,046,047
Equifax, Inc.	34,150	1,222,570
Robert Half International, Inc.^	40,800	1,241,544

		3,510,161

Road & Rail (0.8%)
CSX Corp.	106,200	5,405,580
Norfolk Southern Corp.	99,550	5,563,849
Ryder System, Inc.	15,100	585,276
Union Pacific Corp.	136,500	10,005,450

		21,560,155

Trading Companies & Distributors (0.1%)
Fastenal Co.^	35,683	1,712,427
W.W. Grainger, Inc.	17,100	1,848,852

		3,561,279

Total Industrials		299,472,115

Information Technology (18.8%)
Communications Equipment (2.5%)
Cisco Systems, Inc.*	1,556,150	40,506,585
Harris Corp.	35,584	1,689,884
JDS Uniphase Corp.*^	60,150	753,679
Juniper Networks, Inc.*^	142,100	4,359,628
Motorola, Inc.*	625,102	4,388,216
QUALCOMM, Inc.	451,800	18,971,082
Tellabs, Inc.	104,450	790,686

		71,459,760

Computers & Peripherals (5.7%)
Apple, Inc.*	243,700	57,252,441
Dell, Inc.*	465,802	6,991,688
EMC Corp.*	551,800	9,954,472
Hewlett-Packard Co.	641,449	34,093,014
International Business Machines Corp.	355,401	45,580,178
Lexmark International, Inc., Class A*^	21,050	759,484
NetApp, Inc.*	91,600	2,982,496
QLogic Corp.*	31,000	629,300
SanDisk Corp.*^	61,650	2,134,940
Teradata Corp.*	46,255	1,336,307
Western Digital Corp.*	60,920	2,375,271

		164,089,591

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	93,323	3,209,378
Amphenol Corp., Class A	46,356	1,955,760
Corning, Inc	420,892	8,506,227
FLIR Systems, Inc.*	40,997	1,156,115
Jabil Circuit, Inc	51,550	834,595
Molex, Inc	36,600	763,476

		16,425,551

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*^	46,258	1,452,964
eBay, Inc.*	304,250	8,199,538
Google, Inc., Class A*	65,228	36,984,928
Monster Worldwide, Inc.*^	33,950	563,909
VeriSign, Inc.*^	51,950	1,351,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*^	322,097	$5,324,263

		53,876,822

IT Services (1.5%)
Automatic Data Processing, Inc.	136,450	6,067,932
Cognizant Technology Solutions Corp., Class A*	79,700	4,063,106
Computer Sciences Corp.*	41,200	2,244,988
Fidelity National Information Services, Inc.	88,599	2,076,761
Fiserv, Inc.*	41,650	2,114,154
Mastercard, Inc., Class A	25,993	6,602,222
Paychex, Inc.^	86,975	2,670,132
SAIC, Inc.*	82,800	1,465,560
Total System Services, Inc.^	53,325	835,069
Visa, Inc., Class A^	121,200	11,032,836
Western Union Co.	187,149	3,174,047

		42,346,807

Office Electronics (0.1%)
Xerox Corp.	365,496	3,563,586

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*^	152,300	1,411,821
Altera Corp.	79,900	1,942,369
Analog Devices, Inc.	78,950	2,275,339
Applied Materials, Inc.	360,800	4,863,584
Broadcom Corp., Class A	116,450	3,863,811
Intel Corp.	1,493,850	33,253,101
KLA-Tencor Corp.	46,150	1,426,958
Linear Technology Corp.^	60,350	1,706,698
LSI Corp.*	176,600	1,080,792
MEMC Electronic Materials, Inc.*^	60,471	927,020
Microchip Technology, Inc.^	49,636	1,397,750
Micron Technology, Inc.*^	229,850	2,388,142
National Semiconductor Corp.	64,000	924,800
Novellus Systems, Inc.*	26,200	655,000
NVIDIA Corp.*^	150,050	2,607,869
Teradyne, Inc.*^	47,250	527,782
Texas Instruments, Inc.	338,931	8,293,642
Xilinx, Inc.^	74,850	1,908,675

		71,455,153

Software (4.0%)
Adobe Systems, Inc.*	141,650	5,010,160
Autodesk, Inc.*	62,050	1,825,511
BMC Software, Inc.*	49,550	1,882,900
CA, Inc.	107,225	2,516,571
Citrix Systems, Inc.*	49,450	2,347,391
Compuware Corp.*	62,250	522,900
Electronic Arts, Inc.*	88,050	1,643,013
Intuit, Inc.*	85,600	2,939,504
McAfee, Inc.*	42,689	1,713,110
Microsoft Corp.	2,075,173	60,740,314
Novell, Inc.*	93,750	561,562
Oracle Corp.	1,057,797	27,174,805
Red Hat, Inc.*	50,710	1,484,282
Salesforce.com, Inc.*^	29,718	2,212,505
Symantec Corp.*^	219,190	3,708,695

		116,283,223

Total Information Technology		539,500,493

Materials (3.5%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	57,250	4,233,638
Airgas, Inc.	22,259	1,416,118
CF Industries Holdings, Inc.	13,145	1,198,561
Dow Chemical Co.	309,401	$9,148,988
E.I. du Pont de Nemours & Co.	244,400	9,101,456
Eastman Chemical Co.	19,650	1,251,312
Ecolab, Inc.	64,231	2,822,952
FMC Corp.	19,530	1,182,346
International Flavors & Fragrances, Inc.	21,400	1,020,138
Monsanto Co.	147,448	10,530,736
PPG Industries, Inc.^	45,200	2,956,080
Praxair, Inc.	83,050	6,893,150
Sigma-Aldrich Corp.	32,950	1,768,097

		53,523,572

Construction Materials (0.1%)
Vulcan Materials Co.^	33,900	1,601,436

Containers & Packaging (0.2%)
Ball Corp.	25,400	1,355,852
Bemis Co., Inc.	29,250	840,060
Owens-Illinois, Inc.*	45,582	1,619,984
Pactiv Corp.*	35,750	900,185
Sealed Air Corp.	42,934	905,049

		5,621,130

Metals & Mining (1.1%)
AK Steel Holding Corp.	29,498	674,324
Alcoa, Inc.	263,498	3,752,212
Allegheny Technologies, Inc.^	26,550	1,433,434
Cliffs Natural Resources, Inc.	35,400	2,511,630
Freeport-McMoRan Copper & Gold, Inc.	116,294	9,715,201
Newmont Mining Corp.	132,600	6,753,318
Nucor Corp.	85,150	3,864,107
Titanium Metals Corp.*^	22,883	379,629
United States Steel Corp.^	38,800	2,464,576

		31,548,431

Paper & Forest Products (0.2%)
International Paper Co.	117,135	2,882,692
MeadWestvaco Corp.	46,259	1,181,917
Weyerhaeuser Co.	57,150	2,587,181

		6,651,790

Total Materials		98,946,359

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,596,300	41,248,392
CenturyTel, Inc.^	80,500	2,854,530
Frontier Communications Corp.^	84,450	628,308
Qwest Communications
International, Inc.	401,693	2,096,837
Verizon Communications, Inc.	768,396	23,835,644
Windstream Corp.	118,086	1,285,957

		71,949,668

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	108,542	4,624,974
MetroPCS Communications, Inc.*^	70,450	498,786
Sprint Nextel Corp.*^	803,091	3,051,746

		8,175,506

Total Telecommunication Services		80,125,174

Utilities (3.4%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.	45,850	1,054,550
American Electric Power Co., Inc.	129,230	4,417,081
Duke Energy Corp.	352,862	5,758,708
Edison International	88,100	3,010,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	51,150	$4,161,052
Exelon Corp.	178,350	7,813,514
FirstEnergy Corp.	82,451	3,223,010
FPL Group, Inc.	111,850	5,405,711
Northeast Utilities	47,424	1,310,799
Pepco Holdings, Inc.	59,855	1,026,513
Pinnacle West Capital Corp.	27,400	1,033,802
PPL Corp.	101,988	2,826,087
Progress Energy, Inc.	75,650	2,977,584
Southern Co.	216,450	7,177,482

		51,196,270

Gas Utilities (0.2%)
EQT Corp.	35,367	1,450,047
Nicor, Inc.	12,250	513,520
ONEOK, Inc.	28,657	1,308,192
Questar Corp.	47,100	2,034,720

		5,306,479

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	180,500	1,985,500
Constellation Energy Group, Inc.	54,300	1,906,473
NRG Energy, Inc.*^	69,268	1,447,701

		5,339,674

Multi-Utilities (1.2%)
Ameren Corp.	64,050	1,670,424
CenterPoint Energy, Inc.	105,550	1,515,698
CMS Energy Corp.^	62,100	960,066
Consolidated Edison, Inc.	75,850	3,378,359
Dominion Resources, Inc.	161,546	6,641,156
DTE Energy Co.	44,550	1,986,930
Integrys Energy Group, Inc.^	20,624	977,165
NiSource, Inc.	74,559	1,178,032
PG&E Corp.	100,300	4,254,726
Public Service Enterprise Group, Inc.	136,800	4,038,336
SCANA Corp.	29,911	1,124,355
Sempra Energy	66,622	3,324,438
TECO Energy, Inc.^	57,800	918,442
Wisconsin Energy Corp.^	31,602	1,561,455
Xcel Energy, Inc.	123,445	2,617,034

		36,146,616

Total Utilities		97,989,039

Total Common Stocks (99.4%) (Cost $2,723,194,381)		2,853,525,366

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.7%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$19,416,118	19,416,118

Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10	15,933,203	15,933,203

Total Short-Term Investments (1.2%) (Amortized Cost $35,349,321)		35,349,321

Total Investments (100.6%) (Cost/Amortized Cost $2,758,543,702)		2,888,874,687
Other Assets Less Liabilities (-0.6%)		(18,177,431)

Net Assets (100%)		$2,870,697,256

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $11,855,460.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $19,804,440.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	218	June-10	$12,594,465	$12,700,680	$106,215

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$288,647,735	$—	$—	$288,647,735
Consumer Staples	321,869,146	—	—	321,869,146
Energy	310,443,511	—	—	310,443,511
Financials	468,548,054	—	—	468,548,054
Health Care	347,983,740	—	—	347,983,740
Industrials	299,472,115	—	—	299,472,115
Information Technology	539,500,493	—	—	539,500,493
Materials	98,946,359	—	—	98,946,359
Telecommunication Services	80,125,174	—	—	80,125,174
Utilities	97,989,039	—	—	97,989,039
Futures	106,215	—	—	106,215
Short-Term Investments	—	35,349,321	—	35,349,321

Total Assets	$2,853,631,581	$35,349,321	$—	$2,888,980,902

Total Liabilities	$—	$—	$—	$—

Total	$2,853,631,581	$35,349,321	$—	$2,888,980,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,136,358
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$72,339,288

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,999,202
Aggregate gross unrealized depreciation	(559,994,753)

Net unrealized appreciation	$72,004,449

Federal income tax cost of investments	$2,816,870,238

At March 31, 2010, the Portfolio had loaned securities with a total value of $18,893,273. This was secured by collateral of $19,416,118, which was received as cash and subsequently invested in short-term investments currently valued at $19,416,118, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $18,371,566 which expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.3%)
BorgWarner, Inc.*	26,800	$1,023,224
Federal Mogul Corp.*	1,600	29,376
Gentex Corp.	33,100	642,802
Goodyear Tire & Rubber Co.*	60,200	760,928
Johnson Controls, Inc.	85,700	2,827,243
TRW Automotive Holdings Corp.*	1,900	54,302

		5,337,875

Automobiles (0.0%)
Thor Industries, Inc.	4,700	141,987

Distributors (0.1%)
LKQ Corp.*	33,900	688,170

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	32,000	1,961,280
Brink’s Home Security Holdings, Inc.*	11,800	502,090
Career Education Corp.*	16,500	522,060
DeVry, Inc.	15,600	1,017,120
Education Management Corp.*	1,600	35,040
H&R Block, Inc.	83,400	1,484,520
Hillenbrand, Inc.	6,200	136,338
ITT Educational Services, Inc.*	9,000	1,012,320
Strayer Education, Inc.	3,300	803,616
Weight Watchers International, Inc.	800	20,424

		7,494,808

Hotels, Restaurants & Leisure (3.0%)
Brinker International, Inc.	23,700	456,936
Burger King Holdings, Inc.	27,100	576,146
Carnival Corp.	45,400	1,765,152
Chipotle Mexican Grill, Inc.*	8,100	912,627
Choice Hotels International, Inc.	2,400	83,544
Darden Restaurants, Inc.	101,100	4,502,994
Hyatt Hotels Corp., Class A*	5,700	222,072
International Game Technology	61,200	1,129,140
Las Vegas Sands Corp.*	336,000	7,106,400
Marriott International, Inc., Class A .	35,134	1,107,424
McDonald’s Corp.	262,500	17,514,000
MGM MIRAGE*	22,700	272,400
Panera Bread Co., Class A*	6,400	489,536
Royal Caribbean Cruises Ltd.*	8,400	277,116
Scientific Games Corp., Class A*	15,400	216,832
Starbucks Corp.*	405,900	9,851,193
Starwood Hotels & Resorts Worldwide, Inc.^	136,400	6,361,696
Wendy’s/Arby’s Group, Inc., Class A	24,400	122,000
WMS Industries, Inc.*	13,200	553,608
Wyndham Worldwide Corp.	16,900	434,837
Yum! Brands, Inc.	108,300	4,151,139

		58,106,792

Household Durables (0.1%)
Garmin Ltd.	20,400	784,992
Harman International Industries, Inc.*	8,400	392,952
Leggett & Platt, Inc.	23,000	497,720
M.D.C. Holdings, Inc.	1,900	65,759
Newell Rubbermaid, Inc.	11,700	177,840
NVR, Inc.*	200	145,300
Pulte Group, Inc.*	4,600	51,750

		2,116,313

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.*	179,160	24,317,387
Expedia, Inc.	37,100	$926,016
Netflix, Inc.*	10,200	752,148
priceline.com, Inc.*	10,300	2,626,500

		28,622,051

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	18,200	696,696
Mattel, Inc.	67,300	1,530,402

		2,227,098

Media (1.5%)
CBS Corp., Class B	419,000	5,840,860
Comcast Corp., Class A	550,400	10,358,528
CTC Media, Inc.	6,800	117,096
DIRECTV, Class A*	104,700	3,539,907
Discovery Communications, Inc., Class C*	61,300	1,802,833
Interactive Data Corp.	4,400	140,800
John Wiley & Sons, Inc., Class A	10,000	432,800
McGraw-Hill Cos., Inc.	76,400	2,723,660
Morningstar, Inc.*	5,100	245,259
New York Times Co., Class A*	1,900	21,147
Omnicom Group, Inc.	72,500	2,813,725
Regal Entertainment Group, Class A	6,600	115,962
Scripps Networks Interactive, Inc., Class A	12,700	563,245
Warner Music Group Corp.*	800	5,528

		28,721,350

Multiline Retail (1.4%)
Big Lots, Inc.*	2,400	87,408
Dollar General Corp.*	5,100	128,775
Dollar Tree, Inc.*	22,500	1,332,450
Family Dollar Stores, Inc.	35,000	1,281,350
Kohl’s Corp.*	238,300	13,054,074
Nordstrom, Inc.	38,241	1,562,145
Target Corp.	178,400	9,383,840

		26,830,042

Specialty Retail (2.5%)
Aaron’s, Inc.	12,400	413,416
Abercrombie & Fitch Co., Class A	11,300	515,732
Advance Auto Parts, Inc.	23,400	980,928
Aeropostale, Inc.*	24,150	696,245
American Eagle Outfitters, Inc.	41,900	775,988
AutoZone, Inc.*	6,700	1,159,703
Barnes & Noble, Inc.	100	2,162
Bed Bath & Beyond, Inc.*	62,600	2,739,376
Best Buy Co., Inc.	79,100	3,364,914
CarMax, Inc.*^	198,100	4,976,272
Chico’s FAS, Inc.	40,600	585,452
Dick’s Sporting Goods, Inc.*	20,300	530,033
Foot Locker, Inc.	13,300	200,032
GameStop Corp., Class A*	36,100	790,951
Gap, Inc.	99,100	2,290,201
Guess?, Inc.	14,500	681,210
Home Depot, Inc.	231,600	7,492,260
Limited Brands, Inc.	40,500	997,110
Lowe’s Cos., Inc.	106,000	2,569,440
Office Depot, Inc.*	13,000	103,740
O’Reilly Automotive, Inc.*	33,500	1,397,285
Penske Automotive Group, Inc.*	500	7,210
PetSmart, Inc.	31,100	993,956
RadioShack Corp.	4,300	97,309
Ross Stores, Inc.	30,500	1,630,835
Sherwin-Williams Co.	19,400	1,312,992
Staples, Inc.	166,224	3,887,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tiffany & Co.	27,900	$1,324,971
TJX Cos., Inc.	97,249	4,135,027
Urban Outfitters, Inc.*	31,400	1,194,142
Williams-Sonoma, Inc.	9,900	260,271

		48,107,142

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	75,100	2,967,952
Hanesbrands, Inc.*	22,900	637,078
NIKE, Inc., Class B	85,200	6,262,200
Phillips-Van Heusen Corp.	8,200	470,352
Polo Ralph Lauren Corp.	12,400	1,054,496
VF Corp.	3,700	296,555

		11,688,633

Total Consumer Discretionary		220,082,261

Consumer Staples (14.3%)
Beverages (3.4%)
Brown-Forman Corp., Class B	18,700	1,111,715
Coca-Cola Co.	649,800	35,739,000
Coca-Cola Enterprises, Inc.	60,900	1,684,494
Hansen Natural Corp.*	17,000	737,460
PepsiCo, Inc.	386,236	25,553,374

		64,826,043

Food & Staples Retailing (3.6%)
BJ’s Wholesale Club, Inc.*	2,500	92,475
Costco Wholesale Corp.	101,700	6,072,507
CVS Caremark Corp.	102,400	3,743,744
Kroger Co.	127,700	2,765,982
Sysco Corp.	138,400	4,082,800
Walgreen Co.	235,100	8,719,859
Wal-Mart Stores, Inc.	723,900	40,248,840
Whole Foods Market, Inc.*	107,200	3,875,280

		69,601,487

Food Products (1.0%)
Archer-Daniels-Midland Co.	82,900	2,395,810
Campbell Soup Co.	33,300	1,177,155
Dean Foods Co.*	44,400	696,636
Flowers Foods, Inc.	16,600	410,684
General Mills, Inc.	30,900	2,187,411
Green Mountain Coffee Roasters, Inc.*	8,800	852,016
H.J. Heinz Co.	59,200	2,700,112
Hershey Co.	22,100	946,101
Hormel Foods Corp.	1,800	75,618
Kellogg Co.	59,400	3,173,742
Kraft Foods, Inc., Class A	55,700	1,684,368
McCormick & Co., Inc. (Non-Voting)	31,900	1,223,684
Mead Johnson Nutrition Co., Class A	23,007	1,197,054
Sara Lee Corp.	41,600	579,488
Smithfield Foods, Inc.*	2,400	49,776

		19,349,655

Household Products (3.3%)
Church & Dwight Co., Inc.	17,400	1,164,930
Clorox Co.	28,300	1,815,162
Colgate-Palmolive Co.	118,200	10,077,732
Energizer Holdings, Inc.*	14,379	902,426
Kimberly-Clark Corp.	84,800	5,332,224
Procter & Gamble Co.	696,500	44,067,555

		63,360,029

Personal Products (0.7%)
Alberto-Culver Co.	17,500	457,625
Avon Products, Inc.	315,700	10,692,759
Estee Lauder Cos., Inc., Class A	27,300	1,770,951
Herbalife Ltd.	15,000	691,800
NBTY, Inc.*	9,600	$460,608

		14,073,743

Tobacco (2.3%)
Altria Group, Inc.	490,300	10,060,956
Lorillard, Inc.	32,200	2,422,728
Philip Morris International, Inc.	605,800	31,598,528

		44,082,212

Total Consumer Staples		275,293,169

Energy (3.7%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	11,400	394,782
Cameron International Corp.*	53,100	2,275,866
Diamond Offshore Drilling, Inc.	15,600	1,385,436
Dresser-Rand Group, Inc.*	20,100	631,542
Exterran Holdings, Inc.*	5,200	125,684
FMC Technologies, Inc.*	30,000	1,938,900
Helmerich & Payne, Inc.	7,500	285,600
Oceaneering International, Inc.*	13,300	844,417
Patterson-UTI Energy, Inc.	5,800	81,026
Pride International, Inc.*	17,500	526,925
Rowan Cos., Inc.*	5,100	148,461
Schlumberger Ltd	184,800	11,727,408
Smith International, Inc	35,900	1,537,238
Transocean Ltd.*	36,000	3,109,680

		25,012,965

Oil, Gas & Consumable Fuels (2.4%)
Alpha Natural Resources, Inc.*	31,108	1,551,978
Anadarko Petroleum Corp.	81,200	5,913,796
CNX Gas Corp.*	5,600	213,080
Cobalt International Energy, Inc.*	2,700	36,720
Continental Resources, Inc.*	5,300	225,515
El Paso Corp.	40,000	433,600
EOG Resources, Inc.	75,100	6,979,794
EXCO Resources, Inc.	31,900	586,322
Exxon Mobil Corp.	292,400	19,584,952
Forest Oil Corp.*	8,200	211,724
Frontier Oil Corp.	16,700	225,450
Holly Corp.	10,500	293,055
Mariner Energy, Inc.*	19,000	284,430
Massey Energy Co.	21,100	1,103,319
Peabody Energy Corp.	66,400	3,034,480
Petrohawk Energy Corp.*	69,900	1,417,572
Plains Exploration & Production Co.*	16,700	500,833
Quicksilver Resources, Inc.*	25,300	355,971
Range Resources Corp.	3,800	178,106
Southwestern Energy Co.*	80,600	3,282,032
St. Mary Land & Exploration Co	2,200	76,582
Teekay Corp	2,600	59,124
Tesoro Corp	14,100	195,990

		46,744,425

Total Energy		71,757,390

Financials (4.8%)
Capital Markets (1.7%)
Affiliated Managers Group, Inc.*	10,000	790,000
Ameriprise Financial, Inc	3,100	140,616
Bank of New York Mellon Corp	54,200	1,673,696
BlackRock, Inc	2,600	566,176
Charles Schwab Corp	223,000	4,167,870
Eaton Vance Corp	29,800	999,492
Federated Investors, Inc., Class B	20,300	535,514
Franklin Resources, Inc	15,300	1,696,770
GLG Partners, Inc.*	49,400	151,658
Goldman Sachs Group, Inc	33,920	5,787,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Greenhill & Co., Inc.	5,600	$459,704
Invesco Ltd.	4,700	102,977
Janus Capital Group, Inc.	37,400	534,446
Jefferies Group, Inc.	20,900	494,703
Lazard Ltd., Class A	18,800	671,160
Morgan Stanley	71,200	2,085,448
Northern Trust Corp.	56,065	3,098,152
SEI Investments Co.	31,700	696,449
State Street Corp.	61,111	2,758,550
T. Rowe Price Group, Inc.	59,800	3,284,814
TD Ameritrade Holding Corp.*	63,200	1,204,592
Waddell & Reed Financial, Inc., Class A	21,400	771,256

		32,671,813

Commercial Banks (0.7%)
BOK Financial Corp.	1,800	94,392
CapitalSource, Inc.	2,300	12,857
Commerce Bancshares, Inc./Missouri	4,870	200,352
Wells Fargo & Co.^	424,200	13,201,104

		13,508,705

Consumer Finance (0.2%)
American Express Co.	41,000	1,691,660
AmeriCredit Corp.*	4,800	114,048
Capital One Financial Corp.	29,200	1,209,172
SLM Corp.*	20,000	250,400

		3,265,280

Diversified Financial Services (0.8%)
CME Group, Inc.	612	193,459
IntercontinentalExchange, Inc.*	17,600	1,974,368
JPMorgan Chase & Co.	110,200	4,931,450
Leucadia National Corp.*	21,800	540,858
Moody’s Corp.	219,400	6,527,150
MSCI, Inc., Class A*	24,600	888,060
NASDAQ OMX Group, Inc.*	11,900	251,328
NYSE Euronext	14,000	414,540

		15,721,213

Insurance (0.8%)
Aflac, Inc.	110,400	5,993,616
American International Group, Inc.*	11,115	379,466
Arthur J. Gallagher & Co.	22,600	554,830
Axis Capital Holdings Ltd.	6,700	209,442
Brown & Brown, Inc.	22,300	399,616
CNA Financial Corp.*	800	21,376
Endurance Specialty Holdings Ltd.	4,000	148,600
Erie Indemnity Co., Class A	5,400	232,902
Fidelity National Financial, Inc., Class A	4,000	59,280
Genworth Financial, Inc., Class A*	46,600	854,644
Hanover Insurance Group, Inc.	900	39,249
Lincoln National Corp.	21,000	644,700
Marsh & McLennan Cos., Inc.	5,700	139,194
Principal Financial Group, Inc.	72,600	2,120,646
Progressive Corp.	11,800	225,262
Prudential Financial, Inc.	55,700	3,369,850
Reinsurance Group of America, Inc.	1,500	78,780
Validus Holdings Ltd.	600	16,518
W.R. Berkley Corp.	7,800	203,502

		15,691,473

Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	2,200	148,720
Digital Realty Trust, Inc. (REIT)	18,800	1,018,960
Federal Realty Investment
Trust (REIT)	2,000	145,620
HCP, Inc. (REIT)	24,800	$818,400
Health Care REIT, Inc. (REIT)	12,700	574,421
Nationwide Health Properties, Inc. (REIT)	20,400	717,060
Plum Creek Timber Co., Inc. (REIT)	14,800	575,868
Public Storage (REIT)	31,300	2,879,287
Rayonier, Inc. (REIT)	9,300	422,499
Simon Property Group, Inc. (REIT)	23,164	1,943,460

		9,244,295

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	61,800	979,530
St. Joe Co.*	22,600	731,110

		1,710,640

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	2,900	108,634
Hudson City Bancorp, Inc.	56,300	797,208
TFS Financial Corp.	2,500	33,375

		939,217

Total Financials		92,752,636

Health Care (15.8%)
Biotechnology (3.3%)
Abraxis Bioscience, Inc.*	1,700	87,975
Alexion Pharmaceuticals, Inc.*	21,500	1,168,955
Amgen, Inc.*	402,000	24,023,520
Amylin Pharmaceuticals, Inc.*	35,600	800,644
Biogen Idec, Inc.*	62,200	3,567,792
BioMarin Pharmaceutical, Inc.*	23,500	549,195
Celgene Corp.*	107,400	6,654,504
Cephalon, Inc.*	16,600	1,125,148
Dendreon Corp.*	32,700	1,192,569
Genzyme Corp.*	62,100	3,218,643
Gilead Sciences, Inc.*	374,900	17,050,452
Myriad Genetics, Inc.*	24,800	596,440
OSI Pharmaceuticals, Inc.*	13,800	821,790
Talecris Biotherapeutics Holdings Corp.*	11,700	233,064
United Therapeutics Corp.*	12,000	663,960
Vertex Pharmaceuticals, Inc.*	47,200	1,929,064

		63,683,715

Health Care Equipment & Supplies (3.4%)
Baxter International, Inc.	143,300	8,340,060
Beckman Coulter, Inc.	16,600	1,042,480
Becton, Dickinson and Co.	56,300	4,432,499
Boston Scientific Corp.*	119,900	865,678
C.R. Bard, Inc.	24,000	2,078,880
DENTSPLY International, Inc.	36,900	1,285,965
Edwards Lifesciences Corp.*	13,700	1,354,656
Gen-Probe, Inc.*	11,800	590,000
Hill-Rom Holdings, Inc.	6,500	176,865
Hologic, Inc.*	6,500	120,510
Hospira, Inc.*	39,400	2,232,010
IDEXX Laboratories, Inc.*	15,200	874,760
Intuitive Surgical, Inc.*	8,936	3,110,890
Inverness Medical Innovations, Inc.*	7,800	303,810
Kinetic Concepts, Inc.*	5,700	272,517
Medtronic, Inc.	265,800	11,968,974
ResMed, Inc.*	18,600	1,183,890
St. Jude Medical, Inc.*	241,900	9,929,995
Stryker Corp.	79,700	4,560,434
Teleflex, Inc.	4,400	281,908
Varian Medical Systems, Inc.*	30,368	1,680,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zimmer Holdings, Inc.*	128,300	$7,595,360

		64,282,402

Health Care Providers & Services (2.2%)
Aetna, Inc.	20,600	723,266
AmerisourceBergen Corp.	57,200	1,654,224
CIGNA Corp.	2,600	95,108
Community Health Systems, Inc.*	10,100	372,993
Coventry Health Care, Inc.*	8,400	207,648
DaVita, Inc.*	25,400	1,610,360
Emdeon, Inc., Class A*	5,300	87,556
Express Scripts, Inc.*	169,600	17,258,496
Health Management Associates, Inc., Class A*	57,700	496,220
Henry Schein, Inc.*	21,600	1,272,240
Humana, Inc.*	13,600	636,072
Laboratory Corp. of America Holdings*	26,700	2,021,457
Lincare Holdings, Inc.*	13,200	592,416
McKesson Corp.	30,400	1,997,888
Medco Health Solutions, Inc.*	114,200	7,372,752
MEDNAX, Inc.*	3,800	221,122
Omnicare, Inc.	9,900	280,071
Patterson Cos., Inc.	23,700	735,885
Quest Diagnostics, Inc.	35,900	2,092,611
Tenet Healthcare Corp.*	84,500	483,340
Universal Health Services, Inc., Class B	1,800	63,162
VCA Antech, Inc.*	20,400	571,812
WellPoint, Inc.*	6,800	437,784

		41,284,483

Health Care Technology (0.4%)
Allscripts-Misys Healthcare Solutions, Inc.*	16,200	316,872
Cerner Corp.*^	92,400	7,859,544

		8,176,416

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	4,500	465,840
Charles River Laboratories International, Inc.*	11,400	448,134
Covance, Inc.*^	115,700	7,102,823
Illumina, Inc.*	30,300	1,178,670
Life Technologies Corp.*	134,700	7,040,769
Mettler-Toledo International, Inc.*	8,700	950,040
Millipore Corp.*	13,700	1,446,720
PerkinElmer, Inc.	6,600	157,740
Pharmaceutical Product Development, Inc.	26,800	636,500
Techne Corp.	9,000	573,210
Thermo Fisher Scientific, Inc.*	6,000	308,640
Waters Corp.*	23,200	1,566,928

		21,876,014

Pharmaceuticals (5.4%)
Abbott Laboratories, Inc.	582,199	30,670,243
Allergan, Inc.	71,700	4,683,444
Bristol-Myers Squibb Co.	221,885	5,924,330
Eli Lilly and Co.	123,700	4,480,414
Johnson & Johnson	506,000	32,991,200
Merck & Co., Inc.	275,745	10,299,076
Mylan, Inc.*	48,800	1,108,248
Perrigo Co.	19,600	1,150,912
Pfizer, Inc.	398,000	6,825,700
Teva Pharmaceutical Industries Ltd. (ADR)	90,500	5,708,740
Valeant Pharmaceuticals International*	16,600	$712,306

		104,554,613

Total Health Care		303,857,643

Industrials (11.3%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc.*	7,900	642,270
BE Aerospace, Inc.*	12,100	368,445
Boeing Co.	11,900	864,059
General Dynamics Corp.	6,200	478,640
Goodrich Corp.	29,900	2,108,548
Honeywell International, Inc.	175,900	7,962,993
ITT Corp.	4,700	251,967
Lockheed Martin Corp.	72,700	6,050,094
Northrop Grumman Corp.	7,000	458,990
Precision Castparts Corp.	32,900	4,168,759
Raytheon Co.	71,000	4,055,520
Rockwell Collins, Inc.	38,700	2,422,233
Spirit AeroSystems Holdings, Inc., Class A*	8,800	205,744
TransDigm Group, Inc.	9,300	493,272
United Technologies Corp.	182,000	13,397,020

		43,928,554

Air Freight & Logistics (1.3%)
C.H. Robinson Worldwide, Inc.	41,100	2,295,435
Expeditors International of Washington, Inc.	51,900	1,916,148
United Parcel Service, Inc., Class B	325,700	20,978,337
UTi Worldwide, Inc.	22,700	347,764

		25,537,684

Airlines (1.0%)
AMR Corp.*	77,900	709,669
Continental Airlines, Inc., Class B*	31,400	689,858
Copa Holdings S.A., Class A	7,700	468,160
Delta Air Lines, Inc.*^	961,300	14,025,367
Southwest Airlines Co.	49,500	654,390
UAL Corp.*	133,700	2,613,835

		19,161,279

Building Products (0.1%)
Armstrong World Industries, Inc.*	1,000	36,310
Lennox International, Inc.	11,900	527,408
Masco Corp.	83,600	1,297,472
Owens Corning, Inc.*	7,300	185,712

		2,046,902

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	5,500	200,255
Brink’s Co.	10,300	290,769
Cintas Corp.	2,700	75,843
Copart, Inc.*	16,300	580,280
Corrections Corp. of America*	2,800	55,608
Iron Mountain, Inc.	44,900	1,230,260
KAR Auction Services, Inc.*	1,400	21,084
R.R. Donnelley & Sons Co.	10,000	213,500
Republic Services, Inc.	21,500	623,930
Stericycle, Inc.*	20,600	1,122,700
Waste Connections, Inc.*	14,100	478,836
Waste Management, Inc.	103,200	3,553,176

		8,446,241

Construction & Engineering (0.3%)
Aecom Technology Corp.*	24,000	680,880
Fluor Corp.	43,500	2,023,185
Jacobs Engineering Group, Inc.*	29,900	1,351,181
Shaw Group, Inc.*	16,300	561,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	1,300	$64,493

		4,680,785

Electrical Equipment (0.7%)
A123 Systems, Inc.*	7,600	104,424
AMETEK, Inc.	26,600	1,102,836
Emerson Electric Co.	178,000	8,960,520
First Solar, Inc.*	12,397	1,520,492
Hubbell, Inc., Class B	1,700	85,731
Rockwell Automation, Inc.	3,700	208,532
Roper Industries, Inc.	19,200	1,110,528
SunPower Corp., Class A*	20,900	395,010
Thomas & Betts Corp.*	4,400	172,656

		13,660,729

Industrial Conglomerates (0.8%)
3M Co.	164,900	13,780,693
Carlisle Cos., Inc.	4,300	163,830
McDermott International, Inc.*	55,100	1,483,292

		15,427,815

Machinery (3.3%)
Bucyrus International, Inc.	4,700	310,153
Caterpillar, Inc.	70,200	4,412,070
Crane Co.	6,600	234,300
Cummins, Inc.	127,400	7,892,430
Danaher Corp.	204,200	16,317,622
Deere & Co.	23,410	1,391,958
Donaldson Co., Inc.	18,700	843,744
Dover Corp.	29,800	1,393,150
Flowserve Corp.	13,100	1,444,537
Graco, Inc.	7,100	227,200
Harsco Corp.	13,800	440,772
IDEX Corp.	12,400	410,440
Joy Global, Inc.	201,900	11,427,540
Navistar International Corp.*	16,100	720,153
PACCAR, Inc.^	292,600	12,681,284
Pall Corp.	29,300	1,186,357
Pentair, Inc.	7,100	252,902
Snap-On, Inc.	4,100	177,694
Toro Co.	8,600	422,862
Valmont Industries, Inc.	6,600	546,678
WABCO Holdings, Inc.*	14,400	430,848
Wabtec Corp.	11,600	488,592

		63,653,286

Marine (0.0%)
Kirby Corp.*	2,900	110,635

Professional Services (0.5%)
Dun & Bradstreet Corp.	13,100	974,902
Equifax, Inc.	24,200	866,360
FTI Consulting, Inc.*	12,300	483,636
IHS, Inc., Class A*	11,600	620,252
Manpower, Inc.	68,400	3,907,008
Robert Half International, Inc.	37,700	1,147,211
Verisk Analytics, Inc., Class A*	17,700	499,140

		8,498,509

Road & Rail (0.4%)
Con-way, Inc.	4,000	140,480
J.B. Hunt Transport Services, Inc.	21,100	757,068
Kansas City Southern*	10,900	394,253
Landstar System, Inc.	12,700	533,146
Norfolk Southern Corp.	9,500	530,955
Union Pacific Corp.	62,400	4,573,920

		6,929,822

Trading Companies & Distributors (0.2%)
Fastenal Co.	32,400	1,554,876
GATX Corp.	2,800	$80,220
MSC Industrial Direct Co., Class A	10,800	547,776
W.W. Grainger, Inc.	14,000	1,513,680
WESCO International, Inc.*	3,900	135,369

		3,831,921

Total Industrials		215,914,162

Information Technology (32.4%)
Communications Equipment (4.2%)
Brocade Communications Systems, Inc.*	35,400	202,134
Ciena Corp.*	2,600	39,624
Cisco Systems, Inc.*	1,727,843	44,975,753
F5 Networks, Inc.*	81,100	4,988,461
Harris Corp.	25,600	1,215,744
JDS Uniphase Corp.*	24,300	304,479
Juniper Networks, Inc.*	123,200	3,779,776
Motorola, Inc.*	24,700	173,394
QUALCOMM, Inc.	602,800	25,311,572

		80,990,937

Computers & Peripherals (9.8%)
Apple, Inc.*	325,600	76,493,208
Dell, Inc.*	407,400	6,115,074
Diebold, Inc.	13,600	431,936
EMC Corp.*	198,100	3,573,724
Hewlett-Packard Co.	731,000	38,852,650
International Business Machines Corp.	314,946	40,391,825
NCR Corp.*	41,200	568,560
NetApp, Inc.*	325,300	10,591,768
QLogic Corp.*	30,900	627,270
SanDisk Corp.*	23,900	827,657
Seagate Technology*^	365,400	6,672,204
Teradata Corp.*	35,400	1,022,706
Western Digital Corp.*	48,900	1,906,611

		188,075,193

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	80,100	2,754,639
Amphenol Corp., Class A	41,800	1,763,542
Arrow Electronics, Inc.*	9,600	289,248
Avnet, Inc.*	10,300	309,000
AVX Corp.	900	12,780
Corning, Inc.	313,800	6,341,898
Dolby Laboratories, Inc., Class A*	12,900	756,843
FLIR Systems, Inc.*	37,200	1,049,040
Itron, Inc.*	9,300	674,901
Jabil Circuit, Inc.	19,700	318,943
Molex, Inc.	1,300	27,118
National Instruments Corp.	13,400	446,890
Trimble Navigation Ltd.*	29,200	838,624
Vishay Intertechnology, Inc.*	10,300	105,369

		15,688,835

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	42,600	1,338,066
Baidu, Inc. (ADR)*	9,100	5,432,700
eBay, Inc.*	55,800	1,503,810
Equinix, Inc.*	9,400	914,996
Google, Inc., Class A*	91,950	52,136,569
IAC/InterActiveCorp*	7,600	172,824
Monster Worldwide, Inc.*	18,000	298,980
Sohu.com, Inc.*	8,000	436,800
VeriSign, Inc.*	47,500	1,235,475
WebMD Health Corp.*	12,154	563,703

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Yahoo!, Inc.*	259,600	$4,291,188

		68,325,111

IT Services (2.3%)
Alliance Data Systems Corp.*	13,100	838,269
Amdocs Ltd.*	7,100	213,781
Automatic Data Processing, Inc.	116,900	5,198,543
Broadridge Financial Solutions, Inc.	20,600	440,428
Cognizant Technology Solutions Corp., Class A*	67,900	3,461,542
Convergys Corp.*	3,300	40,458
DST Systems, Inc.	8,200	339,890
Fidelity National Information Services, Inc.	45,760	1,072,614
Fiserv, Inc.*	37,700	1,913,652
Genpact Ltd.*	14,000	234,780
Global Payments, Inc.	19,900	906,445
Hewitt Associates, Inc., Class A*	20,500	815,490
Lender Processing Services, Inc.	23,000	868,250
Mastercard, Inc., Class A	40,111	10,188,194
NeuStar, Inc., Class A*	18,300	461,160
Paychex, Inc.	73,400	2,253,380
SAIC, Inc.*	71,800	1,270,860
Total System Services, Inc.	28,100	440,046
Visa, Inc., Class A	106,800	9,722,004
Western Union Co.	164,700	2,793,312

		43,473,098

Office Electronics (0.0%)
Xerox Corp.	57,200	557,700
Zebra Technologies Corp., Class A*	15,100	446,960

		1,004,660

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Micro Devices, Inc.*	65,000	602,550
Altera Corp.	71,200	1,730,872
Analog Devices, Inc.	70,400	2,028,928
Broadcom Corp., Class A	274,100	9,094,638
Cree, Inc.*	51,400	3,609,308
Cypress Semiconductor Corp.*	35,700	410,550
Integrated Device Technology, Inc.*	4,300	26,359
Intel Corp.	808,600	17,999,436
International Rectifier Corp.*	8,300	190,070
Intersil Corp., Class A	15,800	233,208
Lam Research Corp.*	164,900	6,154,068
Linear Technology Corp.	49,600	1,402,688
Marvell Technology Group Ltd.*	107,200	2,184,736
Maxim Integrated Products, Inc.	61,200	1,186,668
MEMC Electronic Materials, Inc.*	54,700	838,551
Microchip Technology, Inc.	40,700	1,146,112
Micron Technology, Inc.*	704,600	7,320,794
National Semiconductor Corp.	57,500	830,875
Novellus Systems, Inc.*	15,400	385,000
NVIDIA Corp.*^	392,900	6,828,602
ON Semiconductor Corp.*	103,000	824,000
Rambus, Inc.*	26,300	574,655
Silicon Laboratories, Inc.*	10,700	510,069
Teradyne, Inc.*	40,600	453,502
Texas Instruments, Inc.	301,300	7,372,811
Varian Semiconductor Equipment Associates, Inc.*	18,000	596,160
Xilinx, Inc.	66,900	1,705,950

		76,241,160

Software (7.7%)
Activision Blizzard, Inc.	70,300	847,818
Adobe Systems, Inc.*	121,500	4,297,455
ANSYS, Inc.*	21,300	918,882
Autodesk, Inc.*	37,700	$1,109,134
BMC Software, Inc.*	45,300	1,721,400
CA, Inc.	67,600	1,586,572
Cadence Design Systems, Inc.*	69,800	464,868
Check Point Software Technologies Ltd.*^	223,900	7,849,934
Citrix Systems, Inc.*	43,800	2,079,186
Electronic Arts, Inc.*	78,800	1,470,408
FactSet Research Systems, Inc.	9,900	726,363
Intuit, Inc.*	77,900	2,675,086
McAfee, Inc.*	38,100	1,528,953
MICROS Systems, Inc.*	19,600	644,448
Microsoft Corp.	2,667,000	78,063,090
Novell, Inc.*	40,500	242,595
Nuance Communications, Inc.*	48,200	802,048
Oracle Corp.	902,700	23,190,363
Red Hat, Inc.*	46,300	1,355,201
Rovi Corp.*	16,700	620,071
Salesforce.com, Inc.*^	140,800	10,482,560
Sybase, Inc.*	20,600	960,372
Symantec Corp.*	189,600	3,208,032
Synopsys, Inc.*	21,700	485,429
VMware, Inc., Class A*	12,300	655,590

		147,985,858

Total Information Technology		621,784,852

Materials (3.5%)
Chemicals (1.9%)
Air Products & Chemicals, Inc.	16,100	1,190,595
Albemarle Corp.	1,400	59,682
Ashland, Inc.	600	31,662
Celanese Corp., Class A	36,200	1,152,970
CF Industries Holdings, Inc.	10,100	920,918
E.I. du Pont de Nemours & Co.	68,200	2,539,768
Ecolab, Inc.	143,000	6,284,850
FMC Corp.	15,300	926,262
International Flavors & Fragrances, Inc.	17,800	848,526
Intrepid Potash, Inc.*	10,600	321,498
Lubrizol Corp.	13,600	1,247,392
Monsanto Co.	129,600	9,256,032
Mosaic Co.	37,426	2,274,378
Nalco Holding Co.	33,700	819,921
Praxair, Inc.	72,600	6,025,800
RPM International, Inc.	17,600	375,584
Scotts Miracle-Gro Co., Class A	10,200	472,770
Sigma-Aldrich Corp.	30,000	1,609,800
Terra Industries, Inc.	16,900	773,344
Valhi, Inc.	500	9,840

		37,141,592

Construction Materials (0.0%)
Eagle Materials, Inc.	10,200	270,708
Martin Marietta Materials, Inc.	4,400	367,620

		638,328

Containers & Packaging (0.2%)
Ball Corp.	17,200	918,136
Crown Holdings, Inc.*	43,300	1,167,368
Owens-Illinois, Inc.*	35,900	1,275,886
Packaging Corp. of America	2,600	63,986
Pactiv Corp.*	26,200	659,716

		4,085,092

Metals & Mining (1.4%)
Agnico-Eagle Mines Ltd.	34,400	1,915,048
Alcoa, Inc.	110,100	1,567,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cliffs Natural Resources, Inc.	4,400	$312,180
Compass Minerals International, Inc.	4,500	361,035
Freeport-McMoRan Copper & Gold, Inc.	99,200	8,287,168
Newmont Mining Corp.	112,900	5,749,997
Royal Gold, Inc.	2,700	124,767
Schnitzer Steel Industries, Inc., Class A	6,300	330,939
Southern Copper Corp.	29,700	940,599
United States Steel Corp.^	78,400	4,979,968
Walter Energy, Inc.	14,000	1,291,780

		25,861,305

Total Materials		67,726,317

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.0%)
Frontier Communications Corp.	28,500	212,040
Windstream Corp.	58,000	631,620

		843,660

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	93,400	3,979,774
Crown Castle International Corp.*	23,700	906,051
Leap Wireless International, Inc.*	8,300	135,788
MetroPCS Communications, Inc.*	55,600	393,648
NII Holdings, Inc.*	65,900	2,745,394
SBA Communications Corp., Class A*	28,300	1,020,781

		9,181,436

Total Telecommunication Services		10,025,096

Utilities (0.6%)
Electric Utilities (0.2%)
Allegheny Energy, Inc.	25,200	579,600
DPL, Inc.	3,700	100,603
Exelon Corp.	10,800	473,148
FPL Group, Inc.	10,600	512,298
ITC Holdings Corp.	11,900	654,500
NV Energy, Inc.	18,100	223,173
PPL Corp.	87,200	2,416,312

		4,959,634

Gas Utilities (0.1%)
EQT Corp.	32,500	1,332,500

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	123,400	1,357,400
Calpine Corp.*	39,200	466,088
Constellation Energy Group, Inc.	34,700	1,218,317
Ormat Technologies, Inc.	5,100	143,514

		3,185,319

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	72,900	1,046,844
Integrys Energy Group, Inc.	2,300	108,974

		1,155,818

Total Utilities		10,633,271

Total Common Stocks (98.4%) (Cost $1,474,960,824)		1,889,826,797

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.5%)
Credit Agricole S.A./New York
0.41%, 7/2/10 (l)	$4,999,541	$5,000,026
Pricoa Global Funding I
0.40%, 6/25/10 (l)	4,999,874	4,968,345

Total Short-Term Investments of Cash Collateral for Securities Loaned		9,968,371

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 4/1/10	26,796,317	26,796,317

Total Short-Term Investments (1.9%) (Cost/Amortized Cost $36,795,732)		36,764,688

Total Investments (100.3%) (Cost/Amortized Cost $1,511,756,556)		1,926,591,485
Other Assets Less Liabilities (-0.3%)		(6,100,691)

Net Assets (100%)		$1,920,490,794

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	128	June-10	$4,983,159	$5,006,720	$23,561
S&P 500 Index	69	June-10	20,052,912	20,099,700	46,788

					$70,349

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$220,082,261	$—	$—	$220,082,261
Consumer Staples	275,293,169	—	—	275,293,169
Energy	71,757,390	—	—	71,757,390
Financials	92,752,636	—	—	92,752,636
Health Care	303,857,643	—	—	303,857,643
Industrials	215,914,162	—	—	215,914,162
Information Technology	621,784,852	—	—	621,784,852
Materials	67,726,317	—	—	67,726,317
Telecommunication Services	10,025,096	—	—	10,025,096
Utilities	10,633,271	—	—	10,633,271
Futures	70,349	—	—	70,349
Short-Term Investments	—	36,764,688	—	36,764,688

Total Assets	$1,889,897,146	$36,764,688	$—	$1,926,661,834

Total Liabilities	$—	$—	$—	$—

Total	$1,889,897,146	$36,764,688	$—	$1,926,661,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$95,459,186
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$187,333,934

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,949,035
Aggregate gross unrealized depreciation	(6,525,371)

Net unrealized appreciation	$396,423,664

Federal income tax cost of investments	$1,530,167,821

At March 31, 2010, the Portfolio had loaned securities with a total value of $8,457,508. This was secured by collateral of $9,999,415, which was received as cash and subsequently invested in short-term investments currently valued at $9,968,371, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $814,811,184 of which $369,709,558 expires in the year 2016 and $445,101,626 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.3%)
Internet & Catalog Retail (10.7%)
Amazon.com, Inc.*	225,227	$30,570,061
Blue Nile, Inc.*	298,020	16,397,060

		46,967,121

Media (1.7%)
Omnicom Group, Inc.	196,117	7,611,301

Multiline Retail (0.8%)
Target Corp.	65,192	3,429,099

Specialty Retail (0.8%)
Home Depot, Inc.	112,400	3,636,140

Textiles, Apparel & Luxury Goods (3.3%)
Timberland Co., Class A*	669,000	14,276,460

Total Consumer Discretionary		75,920,121

Consumer Staples (5.5%)
Beverages (0.8%)
Coca-Cola Co.	60,581	3,331,955

Food Products (2.4%)
McCormick & Co., Inc. (Non- Voting)	279,573	10,724,420

Household Products (2.3%)
Clorox Co.	107,746	6,910,829
Procter & Gamble Co.	50,227	3,177,862

		10,088,691

Total Consumer Staples		24,145,066

Energy (3.6%)
Energy Equipment & Services (3.4%)
Schlumberger Ltd.	189,000	11,993,940
Weatherford International Ltd.*	191,800	3,041,948

		15,035,888

Oil, Gas & Consumable Fuels (0.2%)
Chevron Corp.	5,180	392,800
ConocoPhillips	7,643	391,092

		783,892

Total Energy		15,819,780

Financials (13.8%)
Capital Markets (7.4%)
Legg Mason, Inc.	409,853	11,750,486
SEI Investments Co.	942,089	20,697,695

		32,448,181

Consumer Finance (2.2%)
American Express Co.	238,500	9,840,510

Diversified Financial Services (3.3%)
MSCI, Inc., Class A*	399,600	14,425,560

Insurance (0.9%)
Marsh & McLennan Cos., Inc.	156,592	3,823,976

Total Financials		60,538,227

Health Care (16.8%)
Biotechnology (7.5%)
Amgen, Inc.*	220,450	13,174,092
Biogen Idec, Inc.*	341,936	$19,613,449

		32,787,541

Health Care Equipment & Supplies (4.7%)
Medtronic, Inc.	141,069	6,352,337
Zimmer Holdings, Inc.*	243,018	14,386,666

		20,739,003

Health Care Providers & Services (0.2%)
WellPoint, Inc.*	14,838	955,270

Pharmaceuticals (4.4%)
Merck & Co., Inc.	197,643	7,381,966
Novartis AG (ADR)	224,376	12,138,742

		19,520,708

Total Health Care		74,002,522

Industrials (8.6%)
Air Freight & Logistics (7.1%)
Expeditors International of Washington, Inc.	555,700	20,516,444
United Parcel Service, Inc., Class B	168,300	10,840,203

		31,356,647

Professional Services (1.5%)
CoStar Group, Inc.*	105,600	4,384,512
Verisk Analytics, Inc., Class A*	75,859	2,139,224

		6,523,736

Total Industrials		37,880,383

Information Technology (33.4%)
Communications Equipment (4.4%)
Cisco Systems, Inc.*	320,825	8,351,075
QUALCOMM, Inc	264,091	11,089,181

		19,440,256

Internet Software & Services (5.1%)
Google, Inc., Class A*	39,663	22,489,317

IT Services (6.8%)
Automatic Data Processing, Inc.	117,772	5,237,321
Visa, Inc., Class A	270,700	24,641,821

		29,879,142

Semiconductors & Semiconductor Equipment (6.7%)
Altera Corp.	795,103	19,328,954
Analog Devices, Inc.	142,000	4,092,440
Linear Technology Corp.	204,900	5,794,572

		29,215,966

Software (10.4%)
FactSet Research Systems, Inc.	262,100	19,230,277
Microsoft Corp.	287,668	8,420,042
Oracle Corp.	697,776	17,925,866

		45,576,185

Total Information Technology		146,600,866

Total Common Stocks (99.0%) (Cost $367,493,816)		434,906,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $25,793,852)	$25,793,852	$25,793,852

Total Investments (104.9%) (Cost/Amortized Cost $393,287,668)		460,700,817
Other Assets Less Liabilities (-4.9%)		(21,670,179)

Net Assets (100%)		$439,030,638

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$75,920,121	$–	$–	$75,920,121
Consumer Staples	24,145,066	–	–	24,145,066
Energy	15,819,780	–	–	15,819,780
Financials	60,538,227	–	–	60,538,227
Health Care	74,002,522	–	–	74,002,522
Industrials	37,880,383	–	–	37,880,383
Information Technology	146,600,866	–	–	146,600,866
Short-Term Investments	–	25,793,852	–	25,793,852

Total Assets	$434,906,965	$25,793,852	$–	$460,700,817

Total Liabilities	$–	$–	$–	$–

Total	$434,906,965	$25,793,852	$–	$460,700,817

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$43,405,110
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,629,669

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,936,139
Aggregate gross unrealized depreciation	(8,182,818)

Net unrealized appreciation	$64,753,321

Federal income tax cost of investments	$395,947,496

The Portfolio has a net capital loss carryforward of $6,053,099 which expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.6%)
Asset-Backed Securities (0.1%)
Chase Issuance Trust,
Series 2007-A15 A
4.960%, 9/17/12	$485,000	$494,523
Ford Credit Auto Owner Trust,
Series 2009-C A3
2.720%, 11/15/13	400,000	408,022

		902,545

Non-Agency CMO (0.5%)
Banc of America Commercial Mortgage, Inc.,
Series 2005-4 A5A
4.933%, 7/10/45	368,000	360,137
Series 2006-6 A4
5.356%, 10/10/45	484,000	491,272
Series 2007-1 A4
5.451%, 1/15/49	235,000	226,545
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A4
6.095%, 12/10/49(l)	335,000	337,597
CS First Boston Mortgage Securities Corp.,
Series 2001-CK1 C
6.730%, 12/18/35	553,000	556,151
Series 2002-CKS4 A2
5.183%, 11/15/36	530,000	553,261
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.820%, 5/15/46(l)	225,000	198,751
First Union National Bank Commercial Mortgage Trust,
Series 2000-C2 A2
7.202%, 10/15/32	529,886	536,037
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	395,000	395,938
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB3 A3
6.465%, 11/15/35	622,000	651,319
Series 2001-CIBC B
6.446%, 3/15/33	691,000	694,536
Series 2006-LDP7 A4
5.874%, 4/15/45(l)	415,000	442,483
Series 2007-CB18 AM
5.466%, 6/12/47(l)	45,000	32,957
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	225,000	206,404
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C32 A2
5.735%, 6/15/49(l)	450,000	464,907
Series 2007-C33 A4
5.902%, 2/15/51(l)	210,000	195,824

		6,344,119

Total Asset-Backed and Mortgage- Backed Securities		7,246,664

Convertible Bonds (0.6%)
Financials (0.5%)
Real Estate Investment Trusts (REITs) (0.5%)iStar Financial, Inc.
0.751%, 10/1/12(l)	$7,500,000	$5,703,750

Total Financials		5,703,750

Information Technology (0.1%)
Semiconductors & Semiconductor Equipment (0.1%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12§	1,301,000	1,296,121

Total Information Technology		1,296,121

Total Convertible Bonds		6,999,871

Corporate Bonds (27.5%)
Consumer Discretionary (3.5%)
Auto Components (0.2%)
Allison Transmission, Inc.
Term Loan
3.010%, 8/7/14(l)	$2,771,345	2,633,768

		2,633,768

Automobiles (0.1%)
Daimler Finance N.A. LLC
5.875%, 3/15/11	224,000	233,047
6.500%, 11/15/13	69,000	76,496
Motors Liquidation Co.
8.375%, 7/15/33(h)	1,700,000	637,500

		947,043

Hotels, Restaurants & Leisure (0.6%)
Harrahs Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,077,500
McDonald’s Corp.
5.350%, 3/1/18	40,000	43,378
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,810,000
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	750,000	806,250
Wyndham Worldwide Corp.
9.875%, 5/1/14	2,500,000	2,839,235
Yum! Brands, Inc.
6.875%, 11/15/37	75,000	81,435

		6,657,798

Household Durables (0.4%)
Fortune Brands, Inc.
5.375%, 1/15/16	50,000	52,093
Jarden Corp.
8.000%, 5/1/16	700,000	733,250
KB Home
5.750%, 2/1/14	4,000,000	3,880,000

		4,665,343

Media (1.9%)
Cablevision Systems Corp.
Series B
8.000%, 4/15/12	2,500,000	2,671,875
CBS Corp.
7.875%, 7/30/30	55,000	60,612
Cequel Communications Holdings I, LLC
8.625%, 11/15/17§	2,000,000	2,055,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Clear Channel Communications, Inc.
Term Loan B
3.898%, 11/13/15(l)		$4,657,991	$3,771,520
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17§		1,500,000	1,565,625
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		25,000	33,404
Comcast Corp.
5.300%, 1/15/14		150,000	161,276
5.900%, 3/15/16		50,000	54,619
6.500%, 1/15/17		94,000	104,501
7.050%, 3/15/33		40,000	43,017
COX Communications, Inc.
7.125%, 10/1/12		100,000	111,766
Dex One Corp.
12.000%, 1/29/17		2,514,084	2,564,366
News America Holdings, Inc.
8.000%, 10/17/16		100,000	117,297
News America, Inc.
5.300%, 12/15/14		80,000	87,658
6.200%, 12/15/34		40,000	39,895
SuperMedia, Inc.
8.000%, 12/31/15		1,180,868	1,106,695
Time Warner Cable, Inc.
6.200%, 7/1/13		249,000	274,770
8.250%, 4/1/19		170,000	205,715
6.750%, 6/15/39		125,000	131,126
Time Warner, Inc.
6.875%, 5/1/12		77,000	84,696
7.625%, 4/15/31		169,000	193,018
7.700%, 5/1/32		143,000	165,047
Umbrella Acquisition, Inc.
9.750%, 3/15/15 PIK§		4,431,025	3,821,759
Univision Communications, Inc.
12.000%, 7/1/14§		500,000	547,500
Viacom, Inc.
6.250%, 4/30/16		69,000	76,232
Virgin Media, Inc.
7.000%, 1/15/18§	GBP	900,000	1,394,772

			21,443,761

Multiline Retail (0.3%)
Dollar General Corp.
11.875%, 7/15/17 PIK		$2,746,000	3,199,090
Target Corp.
6.350%, 11/1/32		125,000	132,902

			3,331,992

Specialty Retail (0.0%)
Home Depot, Inc.
5.400%, 3/1/16		105,000	113,463

Total Consumer Discretionary			39,793,168

Consumer Staples (0.6%)
Beverages (0.0%)
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37		55,000	58,613
Bottling Group LLC
4.625%, 11/15/12		61,000	65,489
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14		56,000	65,431
Diageo Capital plc
5.500%, 9/30/16		63,000	68,402
Diageo Finance B.V.
5.300%, 10/28/15		95,000	104,301
PepsiCo, Inc.
7.900%, 11/1/18		$94,000	$116,424

			478,660

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17		92,000	100,957
CVS Caremark Corp.
6.250%, 6/1/27		83,000	86,191
Kroger Co.
7.500%, 4/1/31		30,000	35,013
SUPERVALU, Inc.
8.000%, 5/1/16		3,300,000	3,341,250
Wal-Mart Stores, Inc.
5.000%, 4/5/12		254,000	272,433
5.250%, 9/1/35		102,000	97,452

			3,933,296

Food Products (0.2%)
Archer-Daniels-Midland Co.
6.450%, 1/15/38		25,000	27,784
General Mills, Inc.
6.000%, 2/15/12		115,000	125,124
JBS USA LLC/JBS USA
11.625%, 5/1/14§		1,500,000	1,710,000
Kellogg Co.
7.450%, 4/1/31		35,000	42,588
Kraft Foods, Inc.
5.625%, 11/1/11		61,000	64,788
6.125%, 8/23/18		150,000	163,464
7.000%, 8/11/37		45,000	49,391
6.875%, 2/1/38		191,000	206,630
Unilever Capital Corp.
5.900%, 11/15/32		30,000	31,393

			2,421,162

Household Products (0.0%)
Kimberly-Clark Corp.
6.125%, 8/1/17		50,000	56,336
Procter & Gamble Co.
5.800%, 8/15/34		78,000	81,436

			137,772

Tobacco (0.0%)
Altria Group, Inc.
9.700%, 11/10/18		113,000	138,948
10.200%, 2/6/39		73,000	97,870
Philip Morris International, Inc.
5.650%, 5/16/18		63,000	67,831

			304,649

Total Consumer Staples			7,275,539

Energy (4.8%)
Energy Equipment & Services (0.3%)
SEACOR Holdings, Inc.
7.375%, 10/1/19		1,000,000	1,029,353
SESI LLC
6.875%, 6/1/14		2,000,000	1,960,000
Transocean, Inc.
6.800%, 3/15/38		30,000	33,687
Weatherford International Ltd.
5.500%, 2/15/16		75,000	79,917

			3,102,957

Oil, Gas & Consumable Fuels (4.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16		80,000	87,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Antero Resources Corp.
9.375%, 12/1/17§	$1,000,000	$1,030,000
Apache Corp.
5.625%, 1/15/17	50,000	54,925
Bill Barrett Corp.
9.875%, 7/15/16	200,000	215,500
Callon Petroleum Co.
13.000%, 9/15/16	3,000,000	2,550,000
Canadian Natural Resources Ltd.
6.250%, 3/15/38	112,000	115,813
Cenovus Energy, Inc.
5.700%, 10/15/19§	115,000	120,924
Chesapeake Energy Corp.
6.500%, 8/15/17	4,000,000	3,870,000
7.250%, 12/15/18	6,000,000	6,000,000
6.875%, 11/15/20	1,300,000	1,264,250
Chevron Corp.
3.450%, 3/3/12	159,000	165,522
Conoco Funding Co.
6.350%, 10/15/11	73,000	78,746
ConocoPhillips
4.600%, 1/15/15	150,000	160,873
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	162,523
Denbury Resources, Inc.
8.250%, 2/15/20	700,000	742,000
Devon Financing Corp. ULC
6.875%, 9/30/11	61,000	65,820
El Paso Corp.
12.000%, 12/12/13	2,800,000	3,276,000
7.750%, 1/15/32	1,700,000	1,670,437
EnCana Corp.
4.750%, 10/15/13	90,000	96,386
EnCana Holdings Finance Corp.
5.800%, 5/1/14	142,000	156,777
EOG Resources, Inc.
5.625%, 6/1/19	15,000	16,099
Forest Oil Corp.
8.500%, 2/15/14	2,000,000	2,110,000
Hess Corp.
7.300%, 8/15/31	25,000	28,487
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	193,000	206,912
6.850%, 2/15/20	200,000	224,365
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	1,700,000	1,702,125
Marathon Oil Corp.
6.600%, 10/1/37	45,000	47,238
Mariner Energy, Inc.
7.500%, 4/15/13	1,450,000	1,460,875
Nabors Industries, Inc.
6.150%, 2/15/18	65,000	69,245
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,831,500
Nexen, Inc.
6.400%, 5/15/37	75,000	75,602
ONEOK Partners LP
8.625%, 3/1/19	100,000	123,485
Pemex Project Funding Master Trust
6.625%, 6/15/35	75,000	73,889
Petrobras International Finance Co.
5.750%, 1/20/20	165,000	169,041
Petro-Canada, Inc.
5.950%, 5/15/35	20,000	19,573
6.800%, 5/15/38	15,000	16,049
PetroHawk Energy Corp.
7.875%, 6/1/15	$4,200,000	$4,278,750
Pioneer Natural Resources Co.
6.650%, 3/15/17	2,500,000	2,499,450
6.875%, 5/1/18	4,000,000	3,997,764
Plains All American Pipeline LP
6.500%, 5/1/18	40,000	43,582
Plains Exploration & Production Co.
10.000%, 3/1/16	3,000,000	3,315,000
Quicksilver Resources, Inc.
11.750%, 1/1/16	1,300,000	1,488,500
SandRidge Energy, Inc.
9.875%, 5/15/16§	2,000,000	2,055,000
Shell International Finance B.V.
4.000%, 3/21/14	190,000	199,943
6.375%, 12/15/38	45,000	49,554
Spectra Energy Capital LLC
7.500%, 9/15/38	30,000	34,016
Statoil ASA
5.250%, 4/15/19	25,000	26,108
Suncor Energy, Inc.
6.100%, 6/1/18	90,000	96,973
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	118,000	138,250
Valero Energy Corp.
6.625%, 6/15/37	61,000	58,014
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	3,740,000
XTO Energy, Inc.
6.375%, 6/15/38	73,000	81,751

		52,160,794

Total Energy		55,263,751

Financials (8.0%)
Capital Markets (0.2%)
Bank of New York Mellon Corp.
5.125%, 8/27/13	63,000	68,752
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	171,231
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	50,000	46,875
Deutsche Bank AG/London
4.875%, 5/20/13	191,000	204,681
Goldman Sachs Capital II
5.793%, 12/29/49(l)	50,000	42,375
Goldman Sachs Group, Inc.
5.250%, 10/15/13	113,000	121,467
5.125%, 1/15/15	84,000	88,605
5.350%, 1/15/16	83,000	87,434
5.750%, 10/1/16	130,000	138,963
5.625%, 1/15/17	215,000	220,312
6.125%, 2/15/33	71,000	70,176
6.750%, 10/1/37	121,000	120,848
Morgan Stanley
6.600%, 4/1/12	63,000	68,353
5.300%, 3/1/13	82,000	87,267
4.750%, 4/1/14	75,000	76,581
5.450%, 1/9/17	251,000	254,490
7.300%, 5/13/19	200,000	220,962
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)	50,000	49,509

		2,138,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Banks (1.6%)
CapitalSource, Inc.
4.000%, 7/15/34(e)	$2,000,000	$1,915,000
GMAC, Inc.
6.875%, 9/15/11	6,698,000	6,806,843
8.000%, 3/15/20§	3,000,000	3,075,000
HSBC Bank USA/New York
4.625%, 4/1/14	83,000	86,601
5.875%, 11/1/34	90,000	87,323
HSBC Holdings plc
6.500%, 5/2/36	92,000	94,804
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	156,000	166,321
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14	408,000	424,582
4.125%, 10/15/14	94,000	98,624
4.375%, 7/21/15	203,000	215,025
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	134,169
PNC Funding Corp.
5.250%, 11/15/15	57,000	59,919
Regions Bank/Alabama
3.250%, 12/9/11	483,000	500,966
State Street Bank and Trust Co.
8.250%, 3/15/42(l)	20,000	20,700
USB Capital IX
6.189%, 10/29/49(l)	50,000	42,750
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	118,502
6.600%, 1/15/38	209,000	215,034
Wachovia Capital Trust III
5.800%, 3/29/49(l)	100,000	84,750
Wells Fargo & Co.
5.375%, 2/7/35	57,000	52,990
Wells Fargo Capital X
5.950%, 12/15/36	100,000	91,684
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	129,062
Wells Fargo Capital XV
9.750%, 12/31/49(l)	4,000,000	4,480,000

		18,900,649

Consumer Finance (2.3%)
American Express Co.
4.875%, 7/15/13	158,000	166,652
8.125%, 5/20/19	85,000	102,952
6.800%, 9/1/66(l)	30,000	29,250
Capital One Capital III
7.686%, 8/15/36	25,000	23,906
Capital One Financial Corp.
7.375%, 5/23/14	100,000	114,273
Ford Motor Credit Co. LLC
7.375%, 2/1/11	6,000,000	6,149,814
7.250%, 10/25/11	2,000,000	2,067,782
3.001%, 1/13/12(l)	6,000,000	5,827,500
8.000%, 6/1/14	6,000,000	6,316,536
12.000%, 5/15/15	3,000,000	3,584,088
International Lease Finance Corp.
8.625%, 9/15/15§	500,000	511,129
8.750%, 3/15/17§	1,400,000	1,432,246
SLM Corp.
5.375%, 5/15/14	125,000	118,399

		26,444,527

Diversified Financial Services (2.2%)
Bank of America Corp.
2.100%, 4/30/12	$323,000	$328,948
4.875%, 1/15/13	89,000	93,155
4.750%, 8/1/15	75,000	75,822
5.250%, 12/1/15	101,000	102,529
5.625%, 10/14/16	75,000	77,652
5.650%, 5/1/18	325,000	328,793
Bank of America N.A.
5.300%, 3/15/17	106,000	104,929
BP Capital Markets plc
5.250%, 11/7/13	110,000	121,047
Capital One Capital IV
6.745%, 2/17/37(l)	20,000	17,250
Caterpillar Financial Services Corp.
7.150%, 2/15/19	135,000	158,908
CEVA Group plc
11.500%, 4/1/18§	2,900,000	3,008,750
Citigroup Funding, Inc.
2.250%, 12/10/12	495,000	503,034
Citigroup, Inc.
5.250%, 2/27/12	156,000	163,378
5.500%, 10/15/14	400,000	413,962
5.300%, 1/7/16	274,000	279,128
5.850%, 8/2/16	58,000	59,482
5.850%, 12/11/34	55,000	49,941
Countrywide Home Loans, Inc.
4.000%, 3/22/11	85,000	87,386
Credit Suisse USA, Inc.
7.125%, 7/15/32	62,000	72,711
General Electric Capital Corp.
4.875%, 3/4/15	65,000	68,303
5.400%, 2/15/17	72,000	75,321
5.625%, 9/15/17	191,000	201,110
6.750%, 3/15/32	148,000	156,581
6.150%, 8/7/37	128,000	125,172
6.375%, 11/15/67(l)	100,000	93,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, 1/15/16§	1,500,000	1,443,750
8.000%, 1/15/18§	1,500,000	1,445,625
JPMorgan Chase & Co.
6.625%, 3/15/12	90,000	97,837
3.700%, 1/20/15	225,000	226,386
5.150%, 10/1/15	393,000	414,744
7.900%, 4/29/49(l)	9,468,000	10,093,835
LBI Escrow Corp.
8.000%, 11/1/17§	1,100,000	1,141,250
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	87,232
New Communications Holdings, Inc.
8.250%, 4/15/17§	700,000	712,250
8.500%, 4/15/20§	700,000	705,250
Petroplus Finance Ltd.
7.000%, 5/1/17§	2,500,000	2,150,000
Principal Life Global Funding I
5.250%, 1/15/13§	123,000	130,998

		25,416,324

Insurance (0.4%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	88,957
AIG SunAmerica Global Financing X
6.900%, 3/15/32§	71,000	69,274
Allstate Corp.
7.500%, 6/15/13	77,000	87,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 5/15/37(l)	$20,000	$18,950
6.500%, 5/15/57(l)	20,000	19,150
American International Group, Inc.
5.600%, 10/18/16	80,000	74,461
5.850%, 1/16/18	281,000	261,096
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	110,000	117,622
Chubb Corp.
6.000%, 5/11/37	25,000	25,643
6.375%, 3/29/67(l)	50,000	50,312
Liberty Mutual Group, Inc.
10.750%, 6/15/58(l)§	3,000,000	3,360,000
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	43,587
MetLife, Inc.
6.125%, 12/1/11	79,000	84,519
5.700%, 6/15/35	67,000	64,263
6.400%, 12/15/36	50,000	44,750
Metropolitan Life Global Funding I
5.125%, 6/10/14§	75,000	79,439
Nationwide Financial Services, Inc.
6.750%, 5/15/37	10,000	8,415
Progressive Corp.
6.700%, 6/15/37(l)	40,000	39,275
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	70,573
6.250%, 3/15/37(l)	50,000	49,218
Travelers Property Casualty Corp.
6.375%, 3/15/33	25,000	26,255

		4,683,467

Real Estate Investment Trusts (REITs) (1.0%)
Boston Properties, Inc.
5.000%, 6/1/15	60,000	61,493
ERP Operating LP
5.250%, 9/15/14	45,000	47,117
HCP, Inc.
6.000%, 1/30/17	45,000	44,823
6.700%, 1/30/18	1,000,000	1,019,146
Hospitality Properties Trust
6.300%, 6/15/16	55,000	54,134
Host Hotels & Resorts LP
6.875%, 11/1/14	4,000,000	4,040,000
Series O
6.375%, 3/15/15	4,500,000	4,466,250
Series Q
6.750%, 6/1/16	1,000,000	1,002,500
iStar Financial, Inc.
8.625%, 6/1/13	1,000,000	855,000

		11,590,463

Real Estate Management & Development (0.3%)
Duke Realty LP
5.950%, 2/15/17	3,000,000	2,949,465

Thrifts & Mortgage Finance (0.0%)
Washington Mutual Preferred Funding LLC
9.750%, 10/29/49(h)§	2,500,000	71,875

Total Financials		92,195,651

Health Care (2.8%)
Biotechnology (0.0%)
Amgen, Inc.
6.400%, 2/1/39	40,000	43,219

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
5.375%, 6/1/18	$157,000	$168,718
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	205,072

		373,790

Health Care Providers & Services (2.7%)
Aetna, Inc.
6.000%, 6/15/16	116,000	127,178
DaVita, Inc.
6.625%, 3/15/13	3,086,000	3,105,287
HCA, Inc.
6.500%, 2/15/16	6,000,000	5,692,500
8.500%, 4/15/19§	6,000,000	6,453,750
Tenet Healthcare Corp.
7.375%, 2/1/13	7,000,000	7,070,000
9.250%, 2/1/15	5,000,000	5,243,750
U.S. Oncology Holdings, Inc.
6.643%, 3/15/12 PIK(l)	3,251,432	3,080,732
UnitedHealth Group, Inc.
5.800%, 3/15/36	86,000	80,536

		30,853,733

Pharmaceuticals (0.1%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	61,000	68,971
5.125%, 4/1/19	50,000	52,666
AstraZeneca plc
5.900%, 9/15/17	63,000	70,367
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	180,716
Eli Lilly and Co.
5.200%, 3/15/17	158,000	170,039
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	200,881
5.375%, 4/15/34	55,000	53,376
Johnson & Johnson
4.950%, 5/15/33	105,000	101,214
Merck & Co., Inc.
5.300%, 12/1/13	151,000	167,738
4.750%, 3/1/15	80,000	86,520
Pfizer, Inc.
7.200%, 3/15/39	55,000	67,077
Wyeth
5.500%, 2/1/14	191,000	210,702

		1,430,267

Total Health Care		32,701,009

Industrials (2.2%)
Aerospace & Defense (0.1%)
Boeing Co.
5.000%, 3/15/14	75,000	81,191
Goodrich Corp.
6.800%, 7/1/36	25,000	27,342
Honeywell International, Inc.
5.400%, 3/15/16	94,000	103,643
5.300%, 3/1/18	85,000	90,534
Lockheed Martin Corp.
Series B
6.150%, 9/1/36	35,000	37,035
Raytheon Co.
6.400%, 12/15/18	50,000	56,541
United Technologies Corp.
4.875%, 5/1/15	93,000	100,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 2/1/19	$33,000	$37,117

		534,282

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	65,643

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	51,137

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	83,000	89,182

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15(e)	2,000,000	1,915,000
Pitney Bowes, Inc.
5.000%, 3/15/15	50,000	53,469
R.R. Donnelley & Sons Co.
6.125%, 1/15/17	75,000	75,290
Waste Management, Inc.
7.375%, 3/11/19	52,000	60,278

		2,104,037

Industrial Conglomerates (0.7%)
3M Co.
5.700%, 3/15/37	25,000	25,842
Bombardier, Inc.
7.750%, 3/15/20§	2,500,000	2,612,500
General Electric Co.
5.000%, 2/1/13	173,000	186,489
RBS Global, Inc./Rexnord LLC
9.500%, 8/1/14§	3,409,000	3,545,360
11.750%, 8/1/16	2,000,000	2,145,000

		8,515,191

Machinery (0.5%)
Deere & Co.
6.950%, 4/25/14	73,000	84,347
8.100%, 5/15/30	68,000	86,228
Manitowoc Co., Inc.
9.500%, 2/15/18	1,000,000	1,042,500
Terex Corp.
8.000%, 11/15/17	5,000,000	4,862,500

		6,075,575

Road & Rail (0.7%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	40,000	42,817
Canadian National Railway Co.
5.550%, 5/15/18	48,000	51,616
6.200%, 6/1/36	55,000	59,205
CSX Corp.
5.500%, 8/1/13	66,000	71,436
7.375%, 2/1/19	40,000	46,612
Hertz Corp.
8.875%, 1/1/14	7,000,000	7,192,500
10.500%, 1/1/16	500,000	536,875
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	43,218
Union Pacific Corp.
6.150%, 5/1/37	$25,000 $	25,838

		8,070,117

Total Industrials		25,505,164

Information Technology (1.7%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	134,832
5.900%, 2/15/39	80,000	81,220

		216,052

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
5.500%, 3/1/18	156,000	169,533
International Business Machines Corp.
4.750%, 11/29/12	152,000	164,441
5.600%, 11/30/39	60,000	60,517

		394,491

Electronic Equipment, Instruments & Components (0.4%)
Sanmina-SCI Corp.
6.750%, 3/1/13	2,000,000	2,000,000
8.125%, 3/1/16	2,000,000	2,012,500

		4,012,500

IT Services (0.7%)
First Data Corp.
9.875%, 9/24/15	4,000,000	3,410,000
Term Loan
3.040%, 9/24/14(l)	4,800,761	4,245,947

		7,655,947

Semiconductors & Semiconductor Equipment (0.4%)
Freescale Semiconductor, Inc.
0.417%, 12/15/14	1,763,458	1,811,625
8.875%, 12/15/14	1,750,000	1,671,250
10.125%, 12/15/16	1,750,000	1,548,750

		5,031,625

Software (0.2%)
IMS Health, Inc.
12.500%, 3/1/18§	1,000,000	1,163,750
Microsoft Corp.
2.950%, 6/1/14	85,000	86,297
Oracle Corp.
3.750%, 7/8/14	135,000	140,879
5.250%, 1/15/16	411,000	452,774

		1,843,700

Total Information Technology		19,154,315

Materials (0.8%)
Chemicals (0.4%)
Dow Chemical Co.
7.600%, 5/15/14	75,000	85,620
8.550%, 5/15/19	50,000	60,487
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	94,000	101,437
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR 4,000,000	4,241,041
Lubrizol Corp.
8.875%, 2/1/19	$55,000	69,369
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36	20,000	19,623

		4,577,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Metals & Mining (0.3%)
ArcelorMittal S.A.
6.125%, 6/1/18	$205,000	$215,190
Barrick Gold Finance Co.
4.875%, 11/15/14	125,000	132,887
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15	50,000	54,529
6.500%, 4/1/19	35,000	40,015
Consol Energy, Inc.
8.250%, 4/1/20§	1,400,000	1,438,500
Newmont Mining Corp.
5.875%, 4/1/35	30,000	28,879
Novelis, Inc.
2.240%, 7/7/14	742,237	717,584
2.260%, 7/7/14	643,604	622,228
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	210,000	220,876
Vale Overseas Ltd.
6.875%, 11/21/36	117,000	121,042

		3,591,730

Paper & Forest Products (0.1%)
International Paper Co.
9.375%, 5/15/19	40,000	50,004
7.500%, 8/15/21	175,000	198,855
NewPage Corp.
10.000%, 5/1/12	1,000,000	693,750

		942,609

Total Materials		9,111,916

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
6.250%, 3/15/11	61,000	64,128
5.875%, 8/15/12	61,000	66,677
5.100%, 9/15/14	109,000	117,932
5.500%, 2/1/18	75,000	79,624
6.150%, 9/15/34	158,000	156,084
6.550%, 2/15/39	45,000	47,306
BellSouth Corp.
6.000%, 10/15/11	123,000	131,654
5.200%, 9/15/14	62,000	66,802
British Telecommunications plc
9.625%, 12/15/30	80,000	100,742
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	96,000	102,945
8.750%, 6/15/30	57,000	73,000
France Telecom S.A.
4.375%, 7/8/14	100,000	105,410
Qwest Corp.
8.375%, 5/1/16	140,000	157,500
Telecom Italia Capital S.A.
5.250%, 10/1/15	143,000	146,417
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	199,000	221,073
Verizon Communications, Inc.
7.375%, 9/1/12	76,000	86,064
4.900%, 9/15/15	82,000	88,020
8.750%, 11/1/18	100,000	125,451
7.750%, 12/1/30	155,000	184,438

		2,121,267

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35	50,000	50,358
AT&T Mobility LLC
7.125%, 12/15/31	$55,000	$60,897
Crown Castle International Corp.
9.000%, 1/15/15	1,500,000	1,623,750
Rogers Communications, Inc.
7.250%, 12/15/12	105,000	119,004
Vodafone Group plc
5.000%, 12/16/13	94,000	101,450
4.150%, 6/10/14	45,000	46,729
6.150%, 2/27/37	25,000	25,607

		2,027,795

Total Telecommunication Services		4,149,062

Utilities (2.7%)
Electric Utilities (2.0%)
Alabama Power Co.
5.700%, 2/15/33	25,000	24,944
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	131,089
Calpine Construction Finance Co.
LP/ CCFC Finance Corp.
8.000%, 6/1/16§	1,000,000	1,022,500
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	159,139
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	92,197
Series 08-A
5.850%, 4/1/18	100,000	109,442
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	26,000	30,630
Duke Energy Corp.
6.250%, 1/15/12	182,000	197,504
5.050%, 9/15/19	165,000	166,935
Energy Future Holdings Corp.
10.875%, 11/1/17(e)	3,000,000	2,227,500
11.250%, 11/1/17 PIK	775,920	527,626
Exelon Corp.
5.625%, 6/15/35	80,000	74,291
FirstEnergy Corp.
Series C
7.375%, 11/15/31	60,000	62,093
Florida Power & Light Co.
5.850%, 5/1/37	30,000	30,338
Georgia Power Co.
6.000%, 11/1/13	60,000	67,501
5.950%, 2/1/39	40,000	41,248
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	76,000	82,964
5.750%, 4/1/18	70,000	73,973
6.125%, 4/1/36	55,000	55,414
Northern States Power Co.
5.250%, 3/1/18	25,000	26,178
Series B
8.000%, 8/28/12	90,000	102,992
Ohio Power Co.
6.000%, 6/1/16	65,000	71,245
Series G
6.600%, 2/15/33	125,000	133,168
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	79,000	85,428
6.375%, 1/15/15	65,000	71,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Pacific Gas & Electric Co.
4.800%, 3/1/14	$75,000 $	80,478
5.800%, 3/1/37	65,000	64,497
Progress Energy, Inc.
7.750%, 3/1/31	35,000	41,273
PSEG Power LLC
5.500%, 12/1/15	75,000	80,991
Public Service Co. of New Mexico
7.950%, 5/15/18	1,500,000	1,564,936
Southern California Edison Co.
6.000%, 1/15/34	45,000	46,939
Texas Competitive Electric Holdings Co. LLC
10.500%, 11/1/16 PIK	594,140	406,986
Series A
10.250%, 11/1/15(e)	7,000,000	4,865,000
Series B
10.250%, 11/1/15	6,150,000	4,274,250
Term Loan
3.729%, 10/10/14(l)	7,208,440	5,907,914
Virginia Electric & Power Co.
Series A
5.950%, 9/15/17	100,000	109,193

		23,110,709

Gas Utilities (0.0%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	85,881
Sempra Energy
6.000%, 10/15/39	70,000	68,698

		154,579

Independent Power Producers & Energy Traders (0.5%)
Dynegy Holdings, Inc.
7.500%, 6/1/15	2,000,000	1,660,000
7.750%, 6/1/19	3,500,000	2,642,500
RRI Energy, Inc.
7.875%, 6/15/17	1,800,000	1,615,500
Tennessee Valley Authority
5.250%, 9/15/39	100,000	98,888

		6,016,888

Multi-Utilities (0.2%)
CMS Energy Corp.
8.750%, 6/15/19	1,000,000	1,129,090
Dominion Resources, Inc.
8.875%, 1/15/19	113,000	142,559
Series A
5.000%, 12/1/14	81,000	86,315
Series B
5.950%, 6/15/35	30,000	30,322
DTE Energy Co.
6.350%, 6/1/16	60,000	64,866
Dynegy-Roseton/Danskammer Trust
Series B
7.670%, 11/8/16	750,000	729,375

		2,182,527

Total Utilities		31,464,703

Total Corporate Bonds		316,614,278

Government Securities (11.6%)
Foreign Governments (0.3%)
Canadian Government Bond
2.375%, 9/10/14	$285,000	284,462
European Investment Bank
4.625%, 10/20/15	$340,000	$365,661
Federative Republic of Brazil
8.000%, 1/15/18	474,667	553,224
5.875%, 1/15/19	155,000	166,625
Province of British Columbia
4.300%, 5/30/13	15,000	15,987
Province of Nova Scotia
5.125%, 1/26/17	50,000	54,848
Province of Ontario
4.100%, 6/16/14	240,000	256,390
4.500%, 2/3/15	96,000	102,822
4.750%, 1/19/16	47,000	50,535
Province of Quebec
4.600%, 5/26/15	47,000	50,416
7.500%, 9/15/29	82,000	106,728
Republic of Italy
4.375%, 6/15/13	78,000	82,460
4.500%, 1/21/15	129,000	135,394
4.750%, 1/25/16	49,000	51,375
6.875%, 9/27/23	29,000	33,259
5.375%, 6/15/33	122,000	120,999
Republic of Peru
7.125%, 3/30/19	85,000	98,472
Republic of Poland
5.000%, 10/19/15	33,000	34,823
Republic of South Africa
6.500%, 6/2/14	31,000	34,139
United Mexican States
6.375%, 1/16/13	106,000	117,660
6.750%, 9/27/34	194,000	213,400

		2,929,679

Municipal Bonds (0.2%)
Metropolitan Transportation Authority
7.336%, 11/15/39	30,000	34,020
New Jersey State Turnpike Authority
7.414%, 1/1/40	117,000	136,239
Port Authority of New York & New Jersey
6.040%, 12/1/29	70,000	71,630
State of California
7.950%, 3/1/36	2,000,000	2,048,660
7.550%, 4/1/39	275,000	284,314
State of Illinois
5.100%, 6/1/33	105,000	86,081

		2,660,944

Supranational (0.2%)
Asian Development Bank
2.625%, 2/9/15	360,000	358,613
Eksportfinans A/S
5.500%, 5/25/16	60,000	66,085
European Investment Bank
3.000%, 4/8/14	130,000	132,967
4.625%, 5/15/14	123,000	133,197
Inter-American Development Bank
5.125%, 9/13/16	75,000	82,836
International Bank for Reconstruction
& Development
7.625%, 1/19/23	137,000	180,663
Svensk Exportkredit AB
4.875%, 9/29/11	800,000	843,937

		1,798,298

U.S. Government Agencies (6.5%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	195,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Federal Home Loan Bank
4.000%, 9/6/13	$400,000	$426,163
3.625%, 10/18/13	685,000	723,470
5.250%, 6/5/17	595,000	655,505
Federal Home Loan Mortgage Corp.
3.875%, 6/29/11	616,000	640,048
5.125%, 7/15/12	841,000	912,170
4.875%, 11/15/13	1,044,000	1,145,705
5.500%, 11/1/18	70,381	75,913
5.500%, 5/1/20	51,667	55,687
5.500%, 12/1/21	130,046	139,921
5.500%, 3/1/22	143,915	154,663
6.750%, 9/15/29	78,000	93,330
6.250%, 7/15/32	189,000	218,757
6.000%, 12/1/33	356,854	388,134
5.681%, 11/1/36(l)	1,429,356	1,516,540
5.989%, 4/1/37(l)	953,286	1,011,674
Federal National Mortgage Association
5.125%, 4/15/11	665,000	696,732
5.375%, 11/15/11	490,000	524,789
1.750%, 8/10/12	1,000,000	1,006,683
4.625%, 10/15/14	251,000	272,605
5.000%, 4/15/15	233,000	256,750
5.375%, 6/12/17	1,796,000	1,988,743
5.000%, 2/1/18	282,586	301,374
5.000%, 11/1/18	500,572	533,696
5.000%, 12/1/18	819,545	873,903
5.000%, 10/1/19	280,319	298,736
5.500%, 3/1/20	93,597	100,807
4.500%, 9/1/20	1,254,854	1,321,469
5.000%, 3/1/21	59,778	63,575
6.000%, 9/1/21	166,014	180,041
5.000%, 2/1/24	122,847	129,729
4.000%, 6/1/24	1,037,199	1,053,851
6.250%, 5/15/29	164,000	185,291
5.500%, 7/1/33	2,377,504	2,519,411
5.000%, 11/1/33	2,555,793	2,651,735
5.000%, 6/1/35	1,358,960	1,408,700
4.500%, 10/1/35	782,187	790,833
5.500%, 1/1/36	1,898,753	2,003,481
5.500%, 11/1/36	1,496,069	1,577,184
5.500%, 2/1/37	3,054,427	3,216,216
5.000%, 5/1/37	384,432	396,701
5.000%, 7/1/37	103,150	106,442
6.000%, 9/1/37	3,895,307	4,128,569
6.000%, 12/1/37	88,882	94,204
6.000%, 5/1/38	235,226	249,312
6.000%, 8/1/38	299,860	317,816
6.500%, 9/1/38	1,596,518	1,721,932
6.000%, 10/1/38	2,074,978	2,199,233
6.000%, 11/1/38	82,927	87,945
4.500%, 6/1/39	1,261,529	1,265,619
4.000%, 7/1/39	639,410	620,802
4.500%, 7/1/39	6,136,582	6,157,547
4.000%, 8/1/39	1,573,710	1,528,894
4.500%, 8/1/39	880,439	883,293
5.000%, 8/1/39	964,569	996,107
4.000%, 9/1/39	493,018	478,671
6.000%, 9/1/39	881,598	934,391
4.500%, 12/1/39	1,092,283	1,095,825
4.500%, 4/1/40	400,000	401,297
4.000%, 4/25/25 TBA	700,000	710,008
4.500%, 4/25/25 TBA	1,200,000	1,244,156
5.000%, 4/25/40 TBA	5,100,000	5,259,773
5.500%, 4/25/40 TBA	700,000	737,571
6.500%, 4/25/40 TBA	$900,000	$975,375
4.500%, 5/25/40 TBA	3,500,000	3,493,848
5.000%, 5/25/40 TBA	1,500,000	1,540,722
6.000%, 5/25/40 TBA	800,000	852,906
Government National Mortgage Association
5.000%, 9/15/39	1,074,471	1,118,457
5.500%, 4/15/40 TBA	2,800,000	2,960,344

		74,866,816

U.S. Treasuries (4.4%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	677,133
8.125%, 8/15/19	304,000	408,785
8.500%, 2/15/20	342,000	473,029
8.000%, 11/15/21	545,000	742,562
6.250%, 8/15/23	905,000	1,087,556
6.375%, 8/15/27	958,000	1,176,993
5.375%, 2/15/31	282,000	311,962
4.500%, 2/15/36	300,000	293,016
5.000%, 5/15/37	44,000	46,331
4.375%, 2/15/38	337,000	320,466
4.500%, 5/15/38	875,000	848,886
4.250%, 5/15/39	90,000	83,391
4.500%, 8/15/39	200,000	193,125
4.375%, 11/15/39	715,000	676,122
4.625%, 2/15/40	1,655,000	1,631,209
U.S. Treasury Notes
0.875%, 2/28/11	633,000	635,597
1.000%, 8/31/11	1,630,000	1,637,513
4.500%, 9/30/11	1,703,000	1,798,661
0.875%, 2/29/12	6,800,000	6,785,924
4.625%, 2/29/12	2,780,000	2,973,950
1.375%, 5/15/12	1,300,000	1,308,024
4.750%, 5/31/12	749,000	807,340
1.875%, 6/15/12	910,000	924,858
4.250%, 9/30/12	522,000	560,049
3.875%, 10/31/12	727,000	773,801
1.125%, 12/15/12	1,000,000	991,328
1.375%, 2/15/13	4,925,000	4,901,912
1.500%, 12/31/13	1,396,000	1,370,261
2.375%, 8/31/14	49,000	49,115
2.125%, 11/30/14	1,000,000	986,875
4.000%, 2/15/15	284,000	304,058
2.375%, 2/28/15	2,280,000	2,264,336
4.125%, 5/15/15	312,000	335,546
3.250%, 6/30/16	685,000	692,706
4.875%, 8/15/16	372,000	412,252
3.000%, 2/28/17	240,000	236,231
4.500%, 5/15/17	1,227,000	1,324,777
4.250%, 11/15/17	1,355,000	1,433,335
4.000%, 8/15/18	903,000	930,160
3.625%, 8/15/19	440,000	434,637
3.375%, 11/15/19	2,265,000	2,185,548
3.625%, 2/15/20	4,825,000	4,742,825

		50,772,185

Total Government Securities		133,027,922

Total Long-Term Debt Securities (40.3%) (Cost $447,634,889)		463,888,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
Motors Liquidation Co.
6.250%*	200,000	$1,716,000

Total Consumer Discretionary		1,716,000

Financials (2.1%)
Commercial Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	6,839,000

Diversified Financial Services (1.2%)
Bank of America Corp.
7.250%	8,210	8,025,275
Citigroup, Inc.
7.500%	50,000	6,094,000

		14,119,275

Real Estate Investment Trusts (REITs) (0.2%)
FelCor Lodging Trust, Inc.
1.950%*	130,000	2,311,556

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%*	80	240,000
8.750%*	189,400	303,040

		543,040

Total Financials		23,812,871

Total Convertible Preferred Stocks (2.2%) (Cost $38,898,040)		25,528,871

PREFERRED STOCKS:
Financials (0.4%)
Commercial Banks (0.3%)
GMAC, Inc.
7.000%§	4,046	3,084,064

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
0.000%(l)*	149,600	189,992
6.750%*	200,000	186,000
7.625%*	306,800	337,480
Freddie Mac
0.000%(l)*	288,100	365,887

		1,079,359

Total Financials		4,163,423

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,561,875

Total Health Care		1,561,875

Utilities (0.1%)
Electric Utilities (0.1%)
FPL Group, Inc.
8.375%	20,000	1,016,000

Total Utilities		1,016,000

Total Preferred Stocks (0.6%) (Cost $27,375,379)		6,741,298

COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	8,600	$108,704
Johnson Controls, Inc.	24,000	791,760

		900,464

Automobiles (0.1%)
Ford Motor Co.*	120,200	1,510,914
Harley-Davidson, Inc.	8,300	232,981

		1,743,895

Distributors (0.0%)
Genuine Parts Co.	6,000	253,440

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,500	275,805
DeVry, Inc.	2,200	143,440
H&R Block, Inc.	12,000	213,600

		632,845

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	15,500	602,640
Darden Restaurants, Inc.	4,800	213,792
International Game Technology	10,600	195,570
Marriott International, Inc.,
Class A	8,737	275,390
McDonald’s Corp.	38,300	2,555,376
Starbucks Corp.*	26,500	643,155
Starwood Hotels & Resorts
Worldwide, Inc.	6,600	307,824
Wyndham Worldwide Corp.	6,900	177,537
Wynn Resorts Ltd.	2,400	181,992
Yum! Brands, Inc.	16,700	640,111

		5,793,387

Household Durables (0.1%)
D.R. Horton, Inc.	9,300	117,180
Fortune Brands, Inc.	5,400	261,954
Harman International
Industries, Inc.*	2,700	126,306
Leggett & Platt, Inc.	5,300	114,692
Lennar Corp., Class A	5,300	91,213
Newell Rubbermaid, Inc.	9,900	150,480
Pulte Group, Inc.*	11,290	127,013
Stanley Black & Decker, Inc.	5,915	339,580
Whirlpool Corp.	2,600	226,850

		1,555,268

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	12,210	1,657,264
Expedia, Inc.	7,300	182,208
priceline.com, Inc.*	1,600	408,000

		2,247,472

Leisure Equipment & Products (0.0%)
Eastman Kodak Co.*	10,300	59,637
Hasbro, Inc.	4,400	168,432
Mattel, Inc.	12,600	286,524

		514,593

Media (2.8%)
CBS Corp., Class B	24,200	337,348
Charter Communications, Inc.,
Class A*	187,113	6,455,399
Comcast Corp., Class A	300,388	5,653,302
Dex One Corp.*	365,741	10,211,489
DIRECTV, Class A*	33,400	1,129,254
Discovery Communications, Inc., Class A*	10,200	344,658
Gannett Co., Inc.	8,500	140,420

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Interpublic Group of Cos., Inc.*	17,300	$143,936
McGraw-Hill Cos., Inc.	11,300	402,845
Meredith Corp.	1,600	55,056
New York Times Co., Class A*	4,500	50,085
News Corp., Class A	80,400	1,158,564
Omnicom Group, Inc.	11,100	430,791
Scripps Networks Interactive, Inc., Class A	3,500	155,225
SuperMedia, Inc.*	5,475	223,927
Time Warner Cable, Inc.	12,500	666,375
Time Warner, Inc.	41,000	1,282,070
Viacom, Inc., Class B*	21,700	746,046
Walt Disney Co.	69,200	2,415,772
Washington Post Co., Class B	246	109,268

		32,111,830

Multiline Retail (0.5%)
Big Lots, Inc.*	2,900	105,618
Family Dollar Stores, Inc.	4,900	179,389
J.C. Penney Co., Inc.	8,300	267,011
Kohl’s Corp.*	11,000	602,580
Macy’s, Inc.	15,000	326,550
Nordstrom, Inc.	5,900	241,015
Sears Holdings Corp.*	1,700	184,331
Target Corp.	71,800	3,776,680

		5,683,174

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	2,900	132,356
AutoNation, Inc.*	3,700	66,896
AutoZone, Inc.*	1,100	190,399
Bed Bath & Beyond, Inc.*	9,300	406,968
Best Buy Co., Inc.	12,300	523,242
GameStop Corp., Class A*	5,900	129,269
Gap, Inc.	16,900	390,559
Home Depot, Inc.	60,700	1,963,645
Limited Brands, Inc.	9,300	228,966
Lowe’s Cos., Inc.	52,500	1,272,600
Office Depot, Inc.*	11,300	90,174
O’Reilly Automotive, Inc.*	4,900	204,379
RadioShack Corp.	4,100	92,783
Ross Stores, Inc.	4,300	229,921
Sherwin-Williams Co.	3,300	223,344
Staples, Inc.	26,000	608,140
Tiffany & Co.	4,500	213,705
TJX Cos., Inc.	15,000	637,800
Urban Outfitters, Inc.*	4,700	178,741

		7,783,887

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	11,200	442,624
NIKE, Inc., Class B	13,900	1,021,650
Polo Ralph Lauren Corp.	2,000	170,080
VF Corp.	3,100	248,465

		1,882,819

Total Consumer Discretionary		61,103,074

Consumer Staples (4.1%)
Beverages (1.2%)
Brown-Forman Corp., Class B	4,100	243,745
Coca-Cola Co.	82,300	4,526,500
Coca-Cola Enterprises, Inc.	11,400	315,324
Constellation Brands, Inc.,
Class A*	7,900	129,876
Diageo plc	150,000	2,517,533
Dr. Pepper Snapple Group, Inc.	9,100	320,047
Molson Coors Brewing Co., Class B	5,700	239,742
PepsiCo, Inc.	88,621	$5,863,165

		14,155,932

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	15,700	937,447
CVS Caremark Corp.	49,600	1,813,376
Kroger Co.	23,200	502,512
Safeway, Inc.	13,900	345,554
SUPERVALU, Inc.	7,600	126,768
Sysco Corp.	21,100	622,450
Walgreen Co.	35,100	1,301,859
Wal-Mart Stores, Inc.	76,100	4,231,160
Whole Foods Market, Inc.*	5,900	213,285

		10,094,411

Food Products (0.6%)
Archer-Daniels-Midland Co.	22,900	661,810
Campbell Soup Co.	6,800	240,380
ConAgra Foods, Inc.	15,700	393,599
Dean Foods Co.*	6,500	101,985
General Mills, Inc.	11,700	828,243
H.J. Heinz Co.	11,300	515,393
Hershey Co.	5,900	252,579
Hormel Foods Corp.	2,400	100,824
J.M. Smucker Co.	4,200	253,092
Kellogg Co.	9,100	486,213
Kraft Foods, Inc., Class A	62,000	1,874,880
McCormick & Co., Inc.(Non- Voting)	5,200	199,472
Mead Johnson Nutrition Co., Class A	7,200	374,616
Sara Lee Corp.	24,900	346,857
Tyson Foods, Inc., Class A	10,900	208,735

		6,838,678

Household Products (0.8%)
Clorox Co.	5,000	320,700
Colgate-Palmolive Co.	17,600	1,500,576
Kimberly-Clark Corp.	14,800	930,624
Procter & Gamble Co.	103,600	6,554,772

		9,306,672

Personal Products (0.1%)
Avon Products, Inc.	15,300	518,211
Estee Lauder Cos., Inc., Class A	4,100	265,967

		784,178

Tobacco (0.5%)
Altria Group, Inc.	74,200	1,522,584
Lorillard, Inc.	5,500	413,820
Philip Morris International, Inc.	67,100	3,499,936
Reynolds American, Inc.	6,000	323,880

		5,760,220

Total Consumer Staples		46,940,091

Energy (6.2%)
Energy Equipment & Services (0.6%)
Baker Hughes, Inc.	11,400	533,976
BJ Services Co.	11,100	237,540
Cameron International Corp.*	8,700	372,882
Diamond Offshore Drilling, Inc.	2,400	213,144
FMC Technologies, Inc.*	4,400	284,372
Halliburton Co.	32,300	973,199
Helmerich & Payne, Inc.	3,800	144,704
Nabors Industries Ltd.*	9,900	194,337
National Oilwell Varco, Inc.	14,900	604,642
Rowan Cos., Inc.*	3,800	110,618
Schlumberger Ltd.	43,000	2,728,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Smith International, Inc.	9,200	$393,944

		6,792,138

Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	17,600	1,281,808
Apache Corp.	12,000	1,218,000
Cabot Oil & Gas Corp.	3,700	136,160
Callon Petroleum Co.*	150,000	804,000
Canadian Oil Sands Trust	250,000	7,495,200
Chesapeake Energy Corp.	23,200	548,448
Chevron Corp.	71,700	5,437,011
ConocoPhillips	203,100	10,392,627
Consol Energy, Inc.	7,100	302,886
Denbury Resources, Inc.*	14,100	237,867
Devon Energy Corp.	15,900	1,024,437
El Paso Corp.	25,000	271,000
EOG Resources, Inc.	9,000	836,460
Exxon Mobil Corp.	343,700	23,021,026
Hess Corp.	10,400	650,520
Marathon Oil Corp.	25,300	800,492
Massey Energy Co.	2,900	151,641
Murphy Oil Corp.	6,900	387,711
Noble Energy, Inc.	6,100	445,300
Occidental Petroleum Corp.	28,900	2,443,206
Peabody Energy Corp.	9,600	438,720
Pioneer Natural Resources Co.	4,100	230,912
Range Resources Corp.	5,500	257,785
Southwestern Energy Co.*	12,400	504,928
Spectra Energy Corp.	148,100	3,336,693
Sunoco, Inc.	4,200	124,782
Tesoro Corp.	4,300	59,770
Valero Energy Corp.	20,100	395,970
Williams Cos., Inc.	20,800	480,480
XTO Energy, Inc.	21,200	1,000,216

		64,716,056

Total Energy		71,508,194

Financials (9.8%)
Capital Markets (1.9%)
Ameriprise Financial, Inc.	9,200	417,312
Bank of New York Mellon Corp.	43,100	1,330,928
Charles Schwab Corp.	34,300	641,067
Credit Suisse USA, Inc. (ADR)*	125,000	2,066,250
Deutsche Bank AG (ADR)*§	75,000	1,883,850
E*TRADE Financial Corp.*	64,000	105,600
Federated Investors, Inc., Class B	3,200	84,416
Franklin Resources, Inc.	5,300	587,770
Goldman Sachs Group, Inc.	18,770	3,202,725
Goldman Sachs Group, Inc.*§	180,000	7,958,910
Invesco Ltd.	15,300	335,223
Janus Capital Group, Inc.	7,000	100,030
Legg Mason, Inc.	5,800	166,286
Morgan Stanley	49,800	1,458,642
Northern Trust Corp.	8,600	475,236
State Street Corp.	17,700	798,978
T. Rowe Price Group, Inc.	9,200	505,356

		22,118,579

Commercial Banks (2.4%)
Barclays Bank plc (ADR)*§	250,000	2,892,750
Barclays plc	300,000	1,640,266
BB&T Corp.	24,600	796,794
Comerica, Inc.	6,200	235,848
Fifth Third Bancorp	28,400	385,956
First Horizon National Corp.*	8,681	121,969
HSBC Holdings plc	500,000	5,068,450
Huntington Bancshares, Inc./Ohio	25,500	$136,935
KeyCorp	31,300	242,575
M&T Bank Corp.	2,900	230,202
Marshall & Ilsley Corp.	18,800	151,340
PNC Financial Services Group, Inc.	18,500	1,104,450
Regions Financial Corp.	42,400	332,840
SunTrust Banks, Inc.	17,800	476,862
U.S. Bancorp	68,300	1,767,604
Wells Fargo & Co.	384,200	11,956,304
Zions Bancorp	4,900	106,918

		27,648,063

Consumer Finance (0.7%)
American Express Co.	42,700	1,761,802
Capital One Financial Corp.	128,200	5,308,762
Discover Financial Services	19,400	289,060
SLM Corp.*	18,200	227,864

		7,587,488

Diversified Financial Services (3.0%)
Bank of America Corp.	857,900	15,313,515
Citigroup, Inc.*	1,201,000	4,864,050
CME Group, Inc.	2,379	752,026
IntercontinentalExchange, Inc.*	2,600	291,668
JPMorgan Chase & Co.	291,800	13,058,050
Leucadia National Corp.*	7,300	181,113
Moody’s Corp.	7,000	208,250
NASDAQ OMX Group, Inc.*	5,600	118,272
NYSE Euronext	9,300	275,373

		35,062,317

Insurance (1.3%)
Aflac, Inc.	16,700	906,643
Allstate Corp.	19,100	617,121
American International Group, Inc.*	4,575	156,190
Aon Corp.	9,500	405,745
Assurant, Inc.	4,100	140,958
Berkshire Hathaway, Inc., Class B* .	59,004	4,795,255
Chubb Corp.	11,700	606,645
Cincinnati Financial Corp.	5,900	170,510
Genworth Financial, Inc., Class A* .	17,500	320,950
Hartford Financial Services Group, Inc.	13,700	389,354
Lincoln National Corp.	10,800	331,560
Loews Corp.	12,600	469,728
Marsh & McLennan Cos., Inc.	18,900	461,538
MetLife, Inc.	29,200	1,265,528
Principal Financial Group, Inc.	11,400	332,994
Progressive Corp.	24,000	458,160
Prudential Financial, Inc.	16,600	1,004,300
Torchmark Corp.	2,900	155,179
Travelers Cos., Inc.	18,300	987,102
Unum Group	11,900	294,763
XL Capital Ltd., Class A	12,200	230,580

		14,500,803

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	4,900	90,209
AvalonBay Communities, Inc. (REIT)	2,700	233,145
Boston Properties, Inc. (REIT)	4,900	369,656
Equity Residential (REIT)	9,700	379,755
HCP, Inc. (REIT)	10,300	339,900
Health Care REIT, Inc. (REIT)	4,100	185,443
Host Hotels & Resorts, Inc. (REIT)	23,266	340,847

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
iStar Financial, Inc. (REIT)*	156,800	$719,712
Kimco Realty Corp. (REIT)	14,500	226,780
Plum Creek Timber Co., Inc. (REIT)	5,800	225,678
ProLogis (REIT)	16,900	223,080
Public Storage (REIT)	4,900	450,751
Simon Property Group, Inc. (REIT)	10,230	858,297
Ventas, Inc. (REIT)	5,600	265,888
Vornado Realty Trust (REIT)	5,556	420,589

		5,329,730

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	9,900	156,915

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	16,100	227,976
People's United Financial, Inc.	13,300	208,012

		435,988

Total Financials		112,839,883

Health Care (5.5%)
Biotechnology (0.5%)
Amgen, Inc.*	35,000	2,091,600
Biogen Idec, Inc.*	9,600	550,656
Celgene Corp.*	16,400	1,016,144
Cephalon, Inc.*	2,600	176,228
Genzyme Corp.*	9,500	492,385
Gilead Sciences, Inc.*	32,200	1,464,456

		5,791,469

Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	21,500	1,251,300
Becton, Dickinson and Co.	8,400	661,332
Boston Scientific Corp.*	53,900	389,158
C.R. Bard, Inc.	3,400	294,508
CareFusion Corp.*	6,850	181,045
DENTSPLY International, Inc.	5,200	181,220
Hospira, Inc.*	5,900	334,235
Intuitive Surgical, Inc.*	1,389	483,553
Medtronic, Inc.	39,400	1,774,182
St. Jude Medical, Inc.*	11,600	476,180
Stryker Corp.	10,100	577,922
Varian Medical Systems, Inc.*	4,400	243,452
Zimmer Holdings, Inc.*	7,600	449,920

		7,298,007

Health Care Providers & Services (0.7%)
Aetna, Inc.	15,400	540,694
AmerisourceBergen Corp.	10,100	292,092
Cardinal Health, Inc.	12,900	464,787
CIGNA Corp.	9,700	354,826
Coventry Health Care, Inc.*	5,800	143,376
DaVita, Inc.*	3,700	234,580
Express Scripts, Inc.*	9,800	997,248
Humana, Inc.*	6,000	280,620
Laboratory Corp. of America Holdings*	3,800	287,698
McKesson Corp.	9,600	630,912
Medco Health Solutions, Inc.*	16,600	1,071,696
Patterson Cos., Inc.	3,300	102,465
Quest Diagnostics, Inc.	5,400	314,766
Tenet Healthcare Corp.*	17,100	97,812
UnitedHealth Group, Inc.	41,300	1,349,271
WellPoint, Inc.*	17,300	$1,113,774

		8,276,617

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	6,300	329,301
Millipore Corp.*	2,100	221,760
PerkinElmer, Inc.	4,500	107,550
Thermo Fisher Scientific, Inc.*	14,600	751,024
Waters Corp.*	3,300	222,882

		1,632,517

Pharmaceuticals (3.5%)
Abbott Laboratories, Inc.	100,200	5,278,536
Allergan, Inc.	11,000	718,520
Bristol-Myers Squibb Co.	61,100	1,631,370
Eli Lilly and Co.	36,200	1,311,164
Forest Laboratories, Inc.*	10,800	338,688
Johnson & Johnson	178,200	11,618,640
King Pharmaceuticals, Inc.*	8,900	104,664
Merck & Co., Inc.	371,168	13,863,125
Mylan, Inc.*	10,700	242,997
Pfizer, Inc.	287,909	4,937,639
Watson Pharmaceuticals, Inc.*	3,800	158,726

		40,204,069

Total Health Care		63,202,679

Industrials (3.4%)
Aerospace & Defense (1.0%)
Boeing Co.	27,100	1,967,731
General Dynamics Corp.	13,700	1,057,640
Goodrich Corp.	4,300	303,236
Honeywell International, Inc.	27,300	1,235,871
ITT Corp.	6,500	348,465
L-3 Communications Holdings, Inc.	4,100	375,683
Lockheed Martin Corp.	11,300	940,386
Northrop Grumman Corp.	10,800	708,156
Precision Castparts Corp.	5,000	633,550
Raytheon Co.	13,500	771,120
Rockwell Collins, Inc.	5,600	350,504
United Technologies Corp.	33,400	2,458,574

		11,150,916

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	5,900	329,515
Expeditors International of Washington, Inc.	7,300	269,516
FedEx Corp.	11,200	1,046,080
United Parcel Service, Inc., Class B	35,400	2,280,114

		3,925,225

Airlines (0.0%)
Southwest Airlines Co.	26,300	347,686

Building Products (0.0%)
Masco Corp.	12,800	198,656

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	4,000	145,640
Cintas Corp.	4,700	132,023
Iron Mountain, Inc.	7,000	191,800
Pitney Bowes, Inc.	7,400	180,930
R.R. Donnelley & Sons Co.	7,300	155,855
Republic Services, Inc.	11,500	333,730
Stericycle, Inc.*	3,400	185,300
Waste Management, Inc.	17,300	595,639

		1,920,917

Construction & Engineering (0.1%)
Fluor Corp.	6,300	293,013
Jacobs Engineering Group, Inc.*	4,500	203,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Quanta Services, Inc.*	7,500	$143,700

		640,068

Electrical Equipment (0.2%)
Emerson Electric Co.	26,800	1,349,112
First Solar, Inc.*	1,600	196,240
Rockwell Automation, Inc.	5,100	287,436
Roper Industries, Inc.	3,400	196,656

		2,029,444

Industrial Conglomerates (0.8%)
3M Co.	25,400	2,122,678
General Electric Co.	380,600	6,926,920
Textron, Inc.	9,700	205,931

		9,255,529

Machinery (0.6%)
Caterpillar, Inc.	22,300	1,401,555
Cummins, Inc.	7,100	439,845
Danaher Corp.	9,300	743,163
Deere & Co.	15,100	897,846
Dover Corp.	6,500	303,875
Eaton Corp.	5,900	447,043
Flowserve Corp.	2,000	220,540
Illinois Tool Works, Inc.	13,800	653,568
PACCAR, Inc.	13,000	563,420
Pall Corp.	4,200	170,058
Parker Hannifin Corp.	5,700	369,018
Snap-On, Inc.	2,400	104,016

		6,313,947

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,800	133,956
Equifax, Inc.	4,900	175,420
Robert Half International, Inc.	5,300	161,279

		470,655

Road & Rail (0.2%)
CSX Corp.	13,900	707,510
Norfolk Southern Corp.	13,200	737,748
Ryder System, Inc.	2,200	85,272
Union Pacific Corp.	18,000	1,319,400

		2,849,930

Trading Companies & Distributors (0.0%)
Fastenal Co.	4,700	225,553
W.W. Grainger, Inc.	2,200	237,864

		463,417

Total Industrials		39,566,390

Information Technology (6.8%)
Communications Equipment (0.8%)
Cisco Systems, Inc.*	204,300	5,317,929
Harris Corp.	4,700	223,203
JDS Uniphase Corp.*	8,000	100,240
Juniper Networks, Inc.*	18,800	576,784
Motorola, Inc.*	82,600	579,852
QUALCOMM, Inc.	59,900	2,515,201
Tellabs, Inc.	13,700	103,709

		9,416,918

Computers & Peripherals (1.9%)
Apple, Inc.*	32,300	7,588,239
Dell, Inc.*	61,400	921,614
EMC Corp.*	73,200	1,320,528
Hewlett-Packard Co.	84,000	4,464,600
International Business Machines Corp.	46,300	5,937,975
Lexmark International, Inc., Class A*	2,600	93,808
NetApp, Inc.*	12,200	$397,232
QLogic Corp.*	4,000	81,200
SanDisk Corp.*	8,100	280,503
Teradata Corp.*	6,200	179,118
Western Digital Corp.*	8,100	315,819

		21,580,636

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	12,400	426,436
Amphenol Corp., Class A	6,200	261,578
Corning, Inc.	55,600	1,123,676
FLIR Systems, Inc.*	5,500	155,100
Jabil Circuit, Inc.	6,900	111,711
Molex, Inc.	5,200	108,472

		2,186,973

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	6,100	191,601
eBay, Inc.*	40,400	1,088,780
Google, Inc., Class A*	8,620	4,887,626
Monster Worldwide, Inc.*	4,500	74,745
VeriSign, Inc.*	6,600	171,666
Yahoo!, Inc.*	42,500	702,525

		7,116,943

IT Services (0.5%)
Automatic Data Processing, Inc.	18,000	800,460
Cognizant Technology Solutions Corp., Class A*	10,600	540,388
Computer Sciences Corp.*	5,500	299,695
Fidelity National Information Services, Inc.	11,800	276,592
Fiserv, Inc.*	5,400	274,104
Mastercard, Inc., Class A	3,444	874,776
Paychex, Inc.	11,400	349,980
SAIC, Inc.*	10,900	192,930
Total System Services, Inc.	7,600	119,016
Visa, Inc., Class A	15,900	1,447,377
Western Union Co.	24,300	412,128

		5,587,446

Office Electronics (0.2%)
Xerox Corp.	248,200	2,419,950

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	20,100	186,327
Altera Corp.	10,300	250,393
Analog Devices, Inc.	10,200	293,964
Applied Materials, Inc.	47,800	644,344
Broadcom Corp., Class A	15,400	510,972
Intel Corp.	347,100	7,726,446
KLA-Tencor Corp.	5,900	182,428
Linear Technology Corp.	7,500	212,100
LSI Corp.*	23,400	143,208
MEMC Electronic Materials, Inc.* .	8,100	124,173
Microchip Technology, Inc.	6,600	185,856
Micron Technology, Inc.*	30,400	315,856
National Semiconductor Corp.	8,400	121,380
Novellus Systems, Inc.*	3,400	85,000
NVIDIA Corp.*	19,800	344,124
Teradyne, Inc.*	6,300	70,371
Texas Instruments, Inc.	44,300	1,084,021
Xilinx, Inc.	69,500	1,772,250

		14,253,213

Software (1.3%)
Adobe Systems, Inc.*	18,700	661,419
Autodesk, Inc.*	8,100	238,302
BMC Software, Inc.*	6,500	247,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CA, Inc.	14,100	$330,927
Citrix Systems, Inc.*	6,400	303,808
Compuware Corp.*	9,700	81,480
Electronic Arts, Inc.*	11,300	210,858
Intuit, Inc.*	11,200	384,608
McAfee, Inc.*	5,700	228,741
Microsoft Corp.	272,200	7,967,294
Novell, Inc.*	14,100	84,459
Oracle Corp.	139,500	3,583,755
Red Hat, Inc.*	6,800	199,036
Salesforce.com, Inc.*	3,800	282,910
Symantec Corp.*	28,700	485,604

		15,290,201

Total Information Technology		77,852,280

Materials (1.7%)
Chemicals (0.6%)
Air Products & Chemicals, Inc.	7,600	562,020
Airgas, Inc.	2,800	178,136
CF Industries Holdings, Inc.	1,800	164,124
Dow Chemical Co.	41,000	1,212,370
E.I. du Pont de Nemours & Co.	32,200	1,199,128
Eastman Chemical Co.	2,600	165,568
Ecolab, Inc.	8,400	369,180
FMC Corp.	2,600	157,404
International Flavors & Fragrances, Inc.	2,700	128,709
Monsanto Co.	19,500	1,392,690
PPG Industries, Inc.	5,900	385,860
Praxair, Inc.	10,900	904,700
Sigma-Aldrich Corp.	4,300	230,738

		7,050,627

Construction Materials (0.0%)
Vulcan Materials Co.	4,500	212,580

Containers & Packaging (0.1%)
Ball Corp.	3,400	181,492
Bemis Co., Inc.	4,400	126,368
Owens-Illinois, Inc.*	6,000	213,240
Pactiv Corp.*	4,300	108,274
Sealed Air Corp.	6,400	134,912

		764,286

Metals & Mining (0.9%)
AK Steel Holding Corp.	3,600	82,296
Alcoa, Inc.	35,700	508,368
Allegheny Technologies, Inc.	3,500	188,965
Barrick Gold Corp.	50,000	1,917,000
Cliffs Natural Resources, Inc.	4,700	333,465
Freeport-McMoRan Copper & Gold, Inc.	15,400	1,286,516
Newmont Mining Corp.	97,500	4,965,675
Nucor Corp.	31,300	1,420,394
Titanium Metals Corp.*	3,300	54,747
United States Steel Corp.	5,100	323,952

		11,081,378

Paper & Forest Products (0.1%)
International Paper Co.	15,500	381,455
MeadWestvaco Corp.	6,100	155,855
Weyerhaeuser Co.	7,500	339,525

		876,835

Total Materials		19,985,706

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	435,600	11,255,904
CenturyTel, Inc.	10,409	$369,103
Frontier Communications Corp.	11,200	83,328
Qwest Communications International, Inc.	51,800	270,396
Verizon Communications, Inc.	201,100	6,238,122
Windstream Corp.	15,700	170,973

		18,387,826

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	14,400	613,584
MetroPCS Communications, Inc.*	10,300	72,924
Sprint Nextel Corp.*	106,300	403,940
Vodafone Group plc	2,000,000	4,613,200

		5,703,648

Total Telecommunication Services		24,091,474

Utilities (6.6%)
Electric Utilities (3.0%)
Allegheny Energy, Inc.	7,000	161,000
American Electric Power Co., Inc.	137,000	4,682,660
Duke Energy Corp.	421,700	6,882,144
Edison International	11,600	396,372
Entergy Corp.	6,800	553,180
Exelon Corp.	23,500	1,029,535
FirstEnergy Corp.	46,400	1,813,776
FPL Group, Inc.	129,700	6,268,401
Northeast Utilities	6,200	171,368
Pepco Holdings, Inc.	8,000	137,200
Pinnacle West Capital Corp.	3,700	139,601
PPL Corp.	13,500	374,085
Progress Energy, Inc.	80,200	3,156,672
Southern Co.	279,000	9,251,640

		35,017,634

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,546,000
EQT Corp.	4,700	192,700
Nicor, Inc.	1,800	75,456
ONEOK, Inc.	4,100	187,165
Questar Corp.	6,200	267,840

		2,269,161

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	23,900	262,900
Constellation Energy Group, Inc.	7,100	249,281
NRG Energy, Inc.*	4,816	100,655

		612,836

Multi-Utilities (3.3%)
Ameren Corp.	168,400	4,391,872
CenterPoint Energy, Inc.	14,000	201,040
CMS Energy Corp.	8,200	126,772
Consolidated Edison, Inc.	10,100	449,854
Dominion Resources, Inc.	141,400	5,812,954
DTE Energy Co.	40,900	1,824,140
Integrys Energy Group, Inc.	3,200	151,616
NiSource, Inc.	10,600	167,480
PG&E Corp.	163,300	6,927,186
Public Service Enterprise Group, Inc.	183,000	5,402,160
SCANA Corp.	4,500	169,155
Sempra Energy	88,700	4,426,130
TECO Energy, Inc.	158,600	2,520,154
Wisconsin Energy Corp.	4,200	207,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Xcel Energy, Inc.	216,300	$4,585,560

		37,363,595

Water Utilities (0.0%)
American Water Works Co., Inc.	21,000	456,960

Total Utilities		75,720,186

Total Common Stocks (51.5%) (Cost $541,487,575)		592,809,957

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.1%)
Media (0.1%)
Charter Communications, Inc.,expiring 11/30/14* (Cost $19,529,652)	53,070	278,617

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (5.7%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $66,019,005)	$66,019,005	$66,019,005

Total Investments Before Securities Sold Short (100.4%) (Cost/Amortized Cost $1,140,944,540)		1,155,266,483

SECURITIES SOLD SHORT:
U.S. Government Agency (-0.3%)
Federal National Mortgage Association
4.500%, 4/25/40 TBA	$(3,500,000)	$(3,507,658)

Total Securities Sold Short (-0.3%) (Proceeds Received $3,505,469)		(3,507,658)

Total Investments after Securities Sold Short (100.1%) (Cost/Amortized Cost $1,137,439,071)		1,151,758,825
Other Assets Less Liabilities (-0.1%)		(1,155,926)

Net Assets (100%)		$1,150,602,899

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $76,672,637 or 6.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

Glossary:

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	371	June-10	$21,627,129	$21,614,460	$(12,669)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$902,545	$—	$902,545
Non-Agency CMO	—	6,344,119	—	6,344,119
Common Stocks
Consumer Discretionary	61,103,074	—	—	61,103,074
Consumer Staples	44,422,558	2,517,533	—	46,940,091
Energy	71,508,194	—	—	71,508,194
Financials	94,222,157	18,617,726	—	112,839,883
Health Care	63,202,679	—	—	63,202,679
Industrials	39,566,390	—	—	39,566,390
Information Technology	77,852,280	—	—	77,852,280
Materials	19,985,706	—	—	19,985,706
Telecommunication Services	19,478,274	4,613,200	—	24,091,474
Utilities	75,720,186	—	—	75,720,186
Convertible Bonds
Financials	—	5,703,750	—	5,703,750
Information Technology	—	1,296,121	—	1,296,121
Convertible Preferred Stocks
Consumer Discretionary	1,716,000	—	—	1,716,000
Financials	13,236,040	10,576,831	—	23,812,871
Corporate Bonds
Consumer Discretionary	—	39,793,168	—	39,793,168
Consumer Staples	—	7,275,539	—	7,275,539
Energy	—	55,263,751	—	55,263,751
Financials	—	92,195,651	—	92,195,651
Health Care	—	32,701,009	—	32,701,009
Industrials	—	25,505,164	—	25,505,164
Information Technology	—	19,154,315	—	19,154,315
Materials	—	9,111,916	—	9,111,916
Telecommunication Services	—	4,149,062	—	4,149,062
Utilities	—	31,464,703	—	31,464,703
Government Securities
Foreign Governments	—	2,929,679	—	2,929,679
Municipal Bonds	—	2,660,944	—	2,660,944
Supranational	—	1,798,298	—	1,798,298
U.S. Government Agencies	—	74,866,816	—	74,866,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Treasuries	$—	$50,772,185	$—	$50,772,185
Preferred Stocks
Financials	4,163,423	—	—	4,163,423
Health Care	1,561,875	—	—	1,561,875
Utilities	1,016,000	—	—	1,016,000
Short-Term Investments	—	66,019,005	—	66,019,005
Warrants
Consumer Discretionary	278,617	—	—	278,617

Total Assets	$589,033,453	$566,233,030	$—	$1,155,266,483

Liabilities:
Futures	$(12,669)	$—	$—	$(12,669)
Government Securities
U.S. Government Agencies	—	(3,507,658)	—	(3,507,658)

Total Liabilities	$(12,669)	$(3,507,658)	$—	$(3,520,327)

Total	$589,020,784	$562,725,372	$—	$1,151,746,156

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Consumer Discretionary
Balance as of 12/31/09	$4,940,926
Total gains or losses (realized/unrealized) included in earnings	(2,331,282)
Purchases, sales, issuances, and settlements (net)	(2,609,644)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$128,478,349
Long-term U.S. Treasury securities	28,045,821

$156,524,170

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$151,395,983
Long-term U.S. Treasury securities	18,525,312

$169,921,295

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,033,242
Aggregate gross unrealized depreciation	(112,540,462)

Net unrealized appreciation	$13,492,780

Federal income tax cost of investments	$1,141,773,703

The Portfolio has a net capital loss carryforward of $265,333,115 of which $85,491,338 expires in the year 2016 and $179,841,777 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.4%)
Diversified Consumer Services (1.6%)
Brink’s Home Security Holdings, Inc.*	70,000	$2,978,500
Corinthian Colleges, Inc.*	8,500	149,515
Keystone North America, Inc.	1,000	7,907

		3,135,922

Hotels, Restaurants & Leisure (0.5%)
Boyd Gaming Corp.*	45,000	444,600
Churchill Downs, Inc.	3,000	112,500
CKE Restaurants, Inc.	5,000	55,350
Dover Motorsports, Inc.	35,000	72,100
Ladbrokes plc	45,000	108,577
Landry’s Restaurants, Inc.*	1,000	17,920
MGM MIRAGE*	12,000	144,000

		955,047

Household Durables (0.4%)
Fortune Brands, Inc.	3,000	145,530
Harman International Industries, Inc.*	8,000	374,240
Nobility Homes, Inc.*	2,400	23,496
Skyline Corp.	11,000	204,600

		747,866

Media (2.5%)
Acme Communications, Inc.*	20,000	12,000
Ascent Media Corp., Class A*	5,000	136,250
Beasley Broadcasting Group, Inc., Class A*	20,000	83,000
Cablevision Systems Corp. - New York Group, Class A	35,000	844,900
Clear Channel Outdoor Holdings, Inc., Class A*	145,400	1,542,694
Crown Media Holdings, Inc., Class A*	13,000	24,960
DIRECTV, Class A*	2,000	67,620
Fisher Communications, Inc.*	32,000	451,200
Liberty Media Corp., Capital Series, Class A*	10,000	363,700
LIN TV Corp., Class A*	35,000	201,250
Media General, Inc., Class A*	58,000	480,820
RCN Corp.*	35,000	527,800
Salem Communications Corp., Class A*	18,000	64,440

		4,800,634

Multiline Retail (0.2%)
Macy’s, Inc.	16,000	348,320

Specialty Retail (0.2%)
Midas, Inc.*	31,000	349,680
Sally Beauty Holdings, Inc.*	10,000	89,200

		438,880

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	34,000	80,920

Total Consumer Discretionary		10,507,589

Consumer Staples (3.2%)
Beverages (0.3%)
Coca-Cola Enterprises, Inc.	15,000	414,900
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	4,000	190,120

		605,020

Food & Staples Retailing (0.8%)
Diedrich Coffee, Inc.*	45,200	1,572,960

Food Products (2.0%)
Flowers Foods, Inc.	500	$12,370
Hershey Co.	12,000	513,720
Kraft Foods, Inc., Class A	42,964	1,299,231
Reddy Ice Holdings, Inc.*	1,000	4,620
Sara Lee Corp.	74,000	1,030,820
Tootsie Roll Industries, Inc.	36,050	974,432

		3,835,193

Personal Products (0.1%)
Alberto-Culver Co.	3,500	91,525

Total Consumer Staples		6,104,698

Energy (3.7%)
Energy Equipment & Services (0.3%)
Rowan Cos., Inc.*	13,000	378,430
RPC, Inc.	18,000	200,340
Smith International, Inc.	1,000	42,820

		621,590

Oil, Gas & Consumable Fuels (3.4%)
Anadarko Petroleum Corp.	8,000	582,640
CNX Gas Corp.*	121,300	4,615,465
Denbury Resources, Inc.*	1,208	20,379
Dragon Oil plc*	160,000	1,175,152
WesternZagros Resources Ltd.*	40,000	31,901

		6,425,537

Total Energy		7,047,127

Financials (2.6%)
Capital Markets (0.5%)
BKF Capital Group, Inc.*	12,000	11,040
Deutsche Bank AG (Registered)	3,000	230,610
Riskmetrics Group, Inc.*	10,000	226,100
SWS Group, Inc.	38,000	438,140

		905,890

Consumer Finance (0.6%)
American Express Co.	8,000	330,080
SLM Corp.*	64,000	801,280

		1,131,360

Insurance (1.2%)
CNA Surety Corp.*	50,000	889,500
Marsh & McLennan Cos., Inc.	20,000	488,400
Zenith National Insurance Corp.	25,000	958,000

		2,335,900

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.	4,000	50,640
NewAlliance Bancshares, Inc.	40,000	504,800

		555,440

Total Financials		4,928,590

Health Care (11.5%)
Biotechnology (2.0%)
Biogen Idec, Inc.*	8,500	487,560
Facet Biotech Corp.*	120,000	3,238,800
OSI Pharmaceuticals, Inc.*	500	29,775

		3,756,135

Health Care Equipment & Supplies (1.8%)
Alcon, Inc.	13,000	2,100,280
ArthroCare Corp.*	42,000	1,248,240
Exactech, Inc.*	10,000	209,700

		3,558,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (0.1%)
Chemed Corp.	5,000	$271,900

Health Care Technology (1.3%)
AMICAS, Inc.*	400,000	2,408,000

Life Sciences Tools & Services (6.3%)
Millipore Corp.*	61,000	6,441,600
Varian, Inc.*	110,000	5,695,800

		12,137,400

Pharmaceuticals (0.0%)
Allergan, Inc.	1,500	97,980

Total Health Care		22,229,635

Industrials (5.3%)
Aerospace & Defense (0.6%)
Herley Industries, Inc.*	76,000	1,114,160
ITT Corp.	2,000	107,220

		1,221,380

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	10,000	87,900

Building Products (0.3%)
Griffon Corp.*	45,000	560,700

Commercial Services & Supplies (1.0%)
Bowne & Co., Inc.	170,000	1,897,200

Electrical Equipment (0.2%)
SL Industries, Inc.*	44,000	398,200

Machinery (2.3%)
Baldwin Technology Co., Inc., Class A*	20,000	24,000
CIRCOR International, Inc.	5,000	166,050
K-Tron International, Inc.*	19,100	2,864,427
Navistar International Corp.*	24,000	1,073,520
Tennant Co.	14,000	383,460

		4,511,457

Professional Services (0.0%)
COMSYS IT Partners, Inc.*	3,000	52,440

Trading Companies & Distributors (0.2%)
Kaman Corp.	12,000	300,120

Transportation Infrastructure (0.6%)
Smit Internationale N.V	15,000	1,215,585

Total Industrials		10,244,982

Information Technology (10.7%)
Communications Equipment (5.2%)
3Com Corp.*	700,000	5,383,000
Emulex Corp.*	24,900	330,672
Tandberg ASA	150,000	4,277,998

		9,991,670

Computers & Peripherals (0.8%)
Diebold, Inc.	33,000	1,048,080
SanDisk Corp.*	14,000	484,820

		1,532,900

Electronic Equipment, Instruments & Components (0.7%)
Bell Microproducts, Inc.*	160,000	1,116,800
Park Electrochemical Corp.	7,000	201,180
Zygo Corp.*	15,000	$138,450

		1,456,430

Internet Software & Services (1.4%)
SkillSoft plc (ADR)*	80,000	825,600
Yahoo!, Inc.*	110,000	1,818,300

		2,643,900

Office Electronics (0.8%)
OCE N.V.*	140,000	1,599,143

Semiconductors & Semiconductor Equipment (0.2%)
International Rectifier Corp.*	6,000	137,400
Techwell, Inc.*	7,000	130,900
White Electronic Designs Corp.*	5,000	35,000

		303,300

Software (1.6%)
Chordiant Software, Inc.*	206,500	1,046,955
Mentor Graphics Corp.*	10,000	80,200
Novell, Inc.*	20,000	119,800
PLATO Learning, Inc.*	100,000	556,000
Take-Two Interactive Software, Inc.*	122,000	1,201,700

		3,004,655

Total Information Technology		20,531,998

Materials (0.8%)
Chemicals (0.4%)
Airgas, Inc.	1,500	95,430
Ferro Corp.*	32,000	281,280
ICO, Inc.	30,000	242,400
Terra Industries, Inc.	1,500	68,640

		687,750

Containers & Packaging (0.3%)
Bway Holding Co.*	5,000	100,500
Greif, Inc., Class A	1,000	54,920
Myers Industries, Inc.	42,000	440,160

		595,580

Metals & Mining (0.1%)
Camino Minerals Corp.*†	4,000	630
Corriente Resources, Inc., Class A*	4,000	32,240
Delta plc	70,000	202,093
Gold Fields Ltd. (ADR)	3,000	37,860

		272,823

Total Materials		1,556,153

Telecommunication Services (4.0%)
Diversified Telecommunication Services (1.4%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	94,600
BCE, Inc.	69,000	2,025,150
Cincinnati Bell, Inc.*	170,000	579,700

		2,699,450

Wireless Telecommunication Services (2.6%)
Millicom International Cellular S.A	18,000	1,604,700
Sprint Nextel Corp.*	290,000	1,102,000
Telephone & Data Systems, Inc.	25,000	846,250
U.S. Cellular Corp.*	37,000	1,531,060

		5,084,010

Total Telecommunication Services		7,783,460

Utilities (1.6%)
Electric Utilities (0.6%)
Allegheny Energy, Inc.	20,000	460,000
PNM Resources, Inc.	40,000	501,200
Westar Energy, Inc.	12,000	267,600

		1,228,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	25,000	$877,750
NRG Energy, Inc.*	15,000	313,500

		1,191,250

Multi-Utilities (0.3%)
GDF Suez*	3,801	5
NorthWestern Corp.	18,000	482,580

		482,585

Water Utilities (0.1%)
Southwest Water Co.	10,000	104,400

Total Utilities		3,007,035

Total Common Stocks (48.8%) (Cost $90,102,376)		93,941,267

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11* (Cost $—)	6,000	900

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (46.8%)
U.S. Treasury Bills
0.08%, 4/8/10 (p)	$20,000,000	19,999,649
0.08%, 4/22/10 (p)	10,000,000	9,999,528
0.12%, 5/27/10 (p)	20,000,000	19,996,262
0.13%, 6/24/10 (p)	40,000,000	39,987,400

Total Government Securities		89,982,839

Time Deposit (6.7%)
JPMorgan Chase Nassau
0.000%, 4/1/10	12,910,143	12,910,143

Total Short-Term Investments (53.5%) (Cost/Amortized Cost $102,893,168)		102,892,982

Total Investments (102.3%) (Cost/Amortized Cost $192,995,544)		196,835,149
Other Assets Less Liabilities (-2.3%)		(4,435,157)

Net Assets (100%)		$192,399,992

*	Non-income producing.

†	Securities (totaling $630 or 0.0% of net assets) at fair value by management.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
British Pound vs. U.S. Dollar, expiring 4/1/10	83	$126,190	$124,676	$1,514

	Local Contract Sell Amount (000's)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
British Pound vs. U.S. Dollar, expiring 4/1/10	8	$11,696	$11,869	$(173)

				$1,341

The following is a summary of the inputs used to value the Portfolio's assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$10,399,012	$108,577	$–	$10,507,589
Consumer Staples	6,104,698	–	–	6,104,698
Energy	5,871,975	1,175,152	–	7,047,127
Financials	4,917,550	11,040	–	4,928,590
Health Care	22,229,635	–	–	22,229,635
Industrials	9,029,397	1,215,585	–	10,244,982
Information Technology	14,654,857	5,877,141	–	20,531,998
Materials	1,353,430	202,093	630	1,556,153
Telecommunication Services	7,688,860	94,600	–	7,783,460
Utilities	3,007,030	5	–	3,007,035
Forward Currency Contracts	–	1,514	–	1,514
Rights
Health Care	900	–	–	900
Short-Term Investments	–	102,892,982	–	102,892,982

Total Assets	$85,257,344	$111,578,689	$630	$196,836,663

Liabilities:
Forward Currency Contracts	$–	$(173)	$–	$(173)

Total Liabilities	$–	$(173)	$–	$(173)

Total	$85,257,344	$111,578,516	$630	$196,836,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	35
Purchases, sales, issuances, and settlements (net)	595
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$630

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$35

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$49,655,682
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$50,791,677

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,844,260
Aggregate gross unrealized depreciation	(7,945,295)

Net unrealized depreciation	$(101,035)

Federal income tax cost of investments	$196,936,184

The Portfolio has a net capital loss carryforward of $4,090,924 which expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (3.5%)
BorgWarner, Inc.*	200,000	$7,636,000
Dana Holding Corp.*	500,000	5,940,000
Federal Mogul Corp.*	66,000	1,211,760
Hawk Corp., Class A*	137,000	2,671,500
Modine Manufacturing Co.*	555,000	6,238,200
SORL Auto Parts, Inc.*^	13,500	124,740
Spartan Motors, Inc	290,000	1,624,000
Standard Motor Products, Inc	715,000	7,092,800
Stoneridge, Inc.*	300,000	2,967,000
Strattec Security Corp.*	119,500	2,428,240
Superior Industries International, Inc.	310,000	4,984,800
Tenneco, Inc.*	540,000	12,771,000

		55,690,040

Automobiles (0.0%)
Thor Industries, Inc	4,000	120,840
Winnebago Industries, Inc.*^	10,000	146,100

		266,940

Diversified Consumer Services (1.2%)
Brink’s Home Security Holdings, Inc.*	180,000	7,659,000
Cambium Learning Group, Inc.*	285,000	1,140,000
Corinthian Colleges, Inc.*^	200,000	3,518,000
Matthews International Corp., Class A	15,000	532,500
Stewart Enterprises, Inc., Class A	200,000	1,250,000
Universal Technical Institute, Inc.*	195,000	4,449,900

		18,549,400

Hotels, Restaurants & Leisure (4.2%)
Boyd Gaming Corp.*^	250,000	2,470,000
Canterbury Park Holding Corp.*	188,045	1,363,326
Churchill Downs, Inc	214,000	8,025,000
Denny’s Corp.*	112,500	432,000
Dover Downs Gaming & Entertainment, Inc	90,000	356,400
Dover Motorsports, Inc	445,000	916,700
Gaylord Entertainment Co.*	405,000	11,862,450
International Speedway Corp., Class A	24,000	618,480
Lakes Entertainment, Inc.*	95,000	218,500
Las Vegas Sands Corp.*	300,000	6,345,000
Marcus Corp	157,000	2,039,430
Morgans Hotel Group Co.*^	65,000	416,650
Nathan’s Famous, Inc.*	109,000	1,688,410
Orient-Express Hotels Ltd., Class A*	314,000	4,452,520
Penn National Gaming, Inc.*	110,000	3,058,000
Pinnacle Entertainment, Inc.*	600,000	5,844,000
Sonesta International Hotels Corp., Class A‡	342,000	4,842,720
Steak n Shake Co.*	29,907	11,402,642
Wendy’s/Arby’s Group, Inc., Class A	110,000	550,000
Western Sizzlin Corp.*	14,100	126,618
Youbet.com, Inc.*	120,000	352,800

		67,381,646

Household Durables (0.9%)
Cavco Industries, Inc.*	104,000	3,550,560
Coachmen Industries, Inc.*	473,519	653,456
Harman International Industries, Inc.*	140,000	6,549,200
Nobility Homes, Inc.*	58,000	567,820
Palm Harbor Homes, Inc.*^	15,000	30,150
Skyline Corp.	146,000	2,715,600

		14,066,786

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	370,000	$928,700
NutriSystem, Inc.^	35,000	623,350

		1,552,050

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.*	300,000	1,737,000
Marine Products Corp.*^	255,000	1,530,000
Universal Entertainment Corp.	125,000	1,818,377

		5,085,377

Media (4.6%)
Acme Communications, Inc.*	200,000	120,000
ante4, Inc.*	45,503	53,694
Ascent Media Corp., Class A*	105,077	2,863,348
Beasley Broadcasting Group, Inc., Class A*‡	380,000	1,577,000
Belo Corp., Class A	210,000	1,432,200
Cablevision Systems Corp. - New York Group, Class A	315,000	7,604,100
Carmike Cinemas, Inc.*	140,000	1,941,800
Clear Channel Outdoor Holdings, Inc., Class A*	170,000	1,803,700
Crown Media Holdings, Inc., Class A*^	122,000	234,240
Cumulus Media, Inc., Class A*	5	17
Discovery Communications, Inc., Class A*	27,000	912,330
Discovery Communications, Inc., Class C*	12,500	367,625
Emmis Communications Corp., Class A*	120,000	136,800
EW Scripps Co., Class A*	342,000	2,889,900
Fisher Communications, Inc.*	320,000	4,512,000
Global Sources Ltd.*	205,000	1,334,550
Gray Television, Inc.*	830,000	1,909,000
Grupo Televisa S.A. (ADR)	110,000	2,312,200
Il Sole 24 Ore	470,000	1,091,865
Imax Corp.*	50,000	899,500
Interactive Data Corp	130,000	4,160,000
Interpublic Group of Cos., Inc.*	975,000	8,112,000
Journal Communications, Inc., Class A*	990,000	4,158,000
LIN TV Corp., Class A*	580,000	3,335,000
Madison Square Garden, Inc., Class A*	200,000	4,346,000
Martha Stewart Living Omnimedia, Inc., Class A*	315,000	1,757,700
MDC Partners, Inc., Class A	7,000	72,450
Media General, Inc., Class A*^	800,000	6,632,000
Meredith Corp	50,000	1,720,500
PRIMEDIA, Inc	140,000	481,600
Salem Communications Corp., Class A*	535,000	1,915,300
SearchMedia Holdings Ltd.*^	125,000	588,750
Sinclair Broadcast Group, Inc., Class A*	250,000	1,270,000
Warner Music Group Corp.*	45,000	310,950
World Wrestling Entertainment, Inc., Class A	2,000	34,600

		72,890,719

Multiline Retail (0.5%)
99 Cents Only Stores*	80,000	1,304,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bon-Ton Stores, Inc.*^	510,000	$6,803,400
		8,107,400
Specialty Retail (5.2%)
AutoNation, Inc.*	600,000	10,848,000
Bed Bath & Beyond, Inc.*	125,000	5,470,000
Big 5 Sporting Goods Corp.	50,000	761,000
Bowlin Travel Centers, Inc.*	74,800	82,280
Coldwater Creek, Inc.*	960,000	6,662,400
Collective Brands, Inc.*	13,000	295,620
Midas, Inc.*	522,000	5,888,160
Monro Muffler Brake, Inc.	44,000	1,573,440
O’Reilly Automotive, Inc.*	525,000	21,897,750
Penske Automotive Group, Inc.*	490,000	7,065,800
PEP Boys-Manny, Moe & Jack	540,000	5,427,000
Sally Beauty Holdings, Inc.*	475,000	4,237,000
Tractor Supply Co.	198,000	11,493,900

		81,702,350

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	85,000	2,364,700
Movado Group, Inc.*	50,000	564,000
Wolverine World Wide, Inc.	25,000	729,000

		3,657,700

Total Consumer Discretionary		328,950,408

Consumer Staples (8.2%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	85,000	4,442,100
Brown-Forman Corp., Class A	30,000	1,884,000
Brown-Forman Corp., Class B	3,025	179,836
Davide Campari-Milano S.p.A	140,000	1,496,656

		8,002,592

Food & Staples Retailing (2.1%)
Casey’s General Stores, Inc.	170,000	5,338,000
Great Atlantic & Pacific Tea Co., Inc.*^	862,500	6,615,375
Ingles Markets, Inc., Class A‡	650,003	9,769,545
United Natural Foods, Inc.*	60,000	1,687,800
Village Super Market, Inc., Class A	88,087	2,469,079
Weis Markets, Inc.	60,000	2,181,600
Winn-Dixie Stores, Inc.*	474,500	5,926,505

		33,987,904

Food Products (3.6%)
American Dairy, Inc.*^	160,000	3,064,000
Bull-Dog Sauce Co., Ltd.	40,000	86,854
Corn Products International, Inc.	320,000	11,091,200
Dean Foods Co.*	70,000	1,098,300
Del Monte Foods Co.	600,000	8,760,000
Diamond Foods, Inc.	7,000	294,280
Flowers Foods, Inc.	35,000	865,900
Griffin Land & Nurseries, Inc.	246,022	7,146,939
Hain Celestial Group, Inc.*	140,000	2,429,000
J&J Snack Foods Corp.	50,000	2,173,500
John B. Sanfilippo & Son, Inc.*	2,000	29,500
Lifeway Foods, Inc.*^	210,005	2,492,759
Ralcorp Holdings, Inc.*	54,000	3,660,120
Rock Field Co., Ltd.	200,000	2,920,099
Smart Balance, Inc.*	140,000	907,200
Tootsie Roll Industries, Inc.	339,982	9,189,724

		56,209,375

Household Products (1.1%)
Church & Dwight Co., Inc.	45,000	3,012,750
Energizer Holdings, Inc.*	52,000	3,263,520
Katy Industries, Inc.*‡	636,300	1,113,525
Oil-Dri Corp. of America‡	432,000	8,350,560
WD-40 Co.	38,000	$1,247,540

		16,987,895

Personal Products (0.9%)
Alberto-Culver Co.	85,000	2,222,750
Elizabeth Arden, Inc.*	11,000	198,000
Revlon, Inc., Class A*^	22,000	326,700
Schiff Nutrition International, Inc.‡	1,255,000	10,265,900
United-Guardian, Inc.	153,000	1,904,850

		14,918,200

Total Consumer Staples		130,105,966

Energy (2.6%)
Energy Equipment & Services (2.5%)
Key Energy Services, Inc.*	90,000	859,500
Lufkin Industries, Inc.	127,000	10,052,050
Oceaneering International, Inc.*	60,000	3,809,400
Rowan Cos., Inc.*	215,000	6,258,650
RPC, Inc.	1,600,000	17,808,000
Union Drilling, Inc.*	130,000	800,800

		39,588,400

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	55,000	1,071,950

Total Energy		40,660,350

Financials (5.6%)
Capital Markets (3.2%)
Artio Global Investors, Inc.	75,000	1,855,500
BKF Capital Group, Inc.*	50,000	46,000
Calamos Asset Management, Inc., Class A	105,000	1,505,700
Cohen & Steers, Inc.^	180,000	4,492,800
Duff & Phelps Corp., Class A	32,000	535,680
Epoch Holding Corp.^	430,000	4,854,700
GAM Holding Ltd.	180,000	2,210,736
Janus Capital Group, Inc.	625,000	8,931,250
KKR & Co. (Guernsey) L.P	150,000	1,725,000
Legg Mason, Inc.	35,000	1,003,450
Pzena Investment Management, Inc., Class A*	16,000	122,080
Riskmetrics Group, Inc.*	20,000	452,200
SWS Group, Inc.	560,000	6,456,800
Waddell & Reed Financial, Inc., Class A	480,000	17,299,200

		51,491,096

Commercial Banks (0.5%)
Fidelity Southern Corp.*	25,757	147,072
Hudson Valley Holding Corp.	36,000	871,200
Nara Bancorp, Inc.*	560,000	4,905,600
Sterling Bancorp/New York	280,000	2,814,000

		8,737,872

Consumer Finance (0.2%)
Discover Financial Services	170,000	2,533,000

Diversified Financial Services (0.1%)
BPW Acquisition Corp.*	150,000	1,867,500

Insurance (1.1%)
Alleghany Corp.*	3,329	968,155
Argo Group International Holdings Ltd.	75,000	2,444,250
CNA Surety Corp.*	755,000	13,431,450

		16,843,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	6,000	$246,000

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	10,760	88,770
Capital Properties, Inc., Class B§†	7,800	64,350

		153,120

Thrifts & Mortgage Finance (0.5%)
Crazy Woman Creek Bancorp, Inc.	15,750	204,750
Flushing Financial Corp.	190,000	2,405,400
NewAlliance Bancshares, Inc.	385,000	4,858,700

		7,468,850

Total Financials		89,341,293

Health Care (7.5%)
Biotechnology (0.5%)
Cepheid, Inc.*	200,000	3,496,000
Crucell N.V. (ADR)*	235,000	4,794,000

		8,290,000

Health Care Equipment & Supplies (3.4%)
Align Technology, Inc.*	88,000	1,701,920
AngioDynamics, Inc.*	120,000	1,874,400
Anika Therapeutics, Inc.*	8,000	57,040
ArthroCare Corp.*	175,000	5,201,000
Biolase Technology, Inc.*^	135,000	263,250
CONMED Corp.*	80,000	1,904,800
Cooper Cos., Inc.	100,000	3,888,000
Cutera, Inc.*	390,000	4,044,300
Cynosure, Inc., Class A*	16,000	179,840
Del Global Technologies Corp.*	70,000	70,000
DENTSPLY International, Inc.	3,000	104,550
DexCom, Inc.*	58,000	564,340
Exactech, Inc.*	177,100	3,713,787
Greatbatch, Inc.*	60,000	1,271,400
ICU Medical, Inc.*	27,000	930,150
Inverness Medical Innovations, Inc.*.	10,000	389,500
IRIS International, Inc.*	170,000	1,735,700
Kensey Nash Corp.*	67,000	1,580,530
Kinetic Concepts, Inc.*	38,000	1,816,780
Micrus Endovascular Corp.*	245,000	4,831,400
National Dentex Corp.*	40,000	390,000
Neogen Corp.*	10,000	251,000
Orthofix International N.V.*	60,000	2,182,800
Palomar Medical Technologies, Inc.*	55,000	597,300
Quidel Corp.*	135,000	1,962,900
Rochester Medical Corp.*	30,000	384,600
RTI Biologics, Inc.*	100,000	433,000
SSL International plc	640,000	7,895,856
Syneron Medical Ltd.*	30,000	327,900
Vascular Solutions, Inc.*	230,000	2,067,700
Wright Medical Group, Inc.*	18,000	319,860
Young Innovations, Inc.	55,400	1,560,064

		54,495,667

Health Care Providers & Services (2.0%)
American Dental Partners, Inc.*	20,000	261,000
Animal Health International, Inc.*	200,000	378,000
Chemed Corp.	240,000	13,051,200
Continuecare Corp.*	50,000	185,000
Henry Schein, Inc.*	10,000	589,000
MWI Veterinary Supply, Inc.*	30,000	1,212,000
Odyssey HealthCare, Inc.*	510,000	9,236,100
Owens & Minor, Inc.	80,000	3,711,200
Patterson Cos., Inc.	50,000	1,552,500
PSS World Medical, Inc.*	60,000	$1,410,600

		31,586,600

Health Care Technology (0.2%)
AMICAS, Inc.*	625,000	3,762,500

Life Sciences Tools & Services (1.0%)
Life Technologies Corp.*	20,000	1,045,400
Millipore Corp.*	30,000	3,168,000
Varian, Inc.*	210,000	10,873,800

		15,087,200

Pharmaceuticals (0.4%)
Allergan, Inc.	32,000	2,090,240
Heska Corp.*	140,000	114,940
Matrixx Initiatives, Inc.*	106,000	537,420
Pain Therapeutics, Inc.*	495,000	3,103,650

		5,846,250

Total Health Care		119,068,217

Industrials (26.2%)
Aerospace & Defense (3.5%)
AAR Corp.*	75,000	1,861,500
Astronics Corp.*	10,000	98,100
Astronics Corp., Class B*	2,600	23,400
Curtiss-Wright Corp.	694,400	24,165,120
GenCorp, Inc.*	804,800	4,635,648
HEICO Corp.	27,000	1,392,120
Herley Industries, Inc.*	424,000	6,215,840
Innovative Solutions & Support, Inc.*	15,000	94,500
Moog, Inc., Class A*	60,000	2,125,200
Moog, Inc., Class B*	30,900	1,096,950
Precision Castparts Corp.	110,000	13,938,100

		55,646,478

Air Freight & Logistics (0.2%)
Park-Ohio Holdings Corp.*	459,000	4,034,610

Building Products (0.8%)
Griffon Corp.*	960,000	11,961,600

Commercial Services & Supplies (2.2%)
ACCO Brands Corp.*	150,000	1,149,000
Bowne & Co., Inc.	100,000	1,116,000
Brink’s Co.	130,000	3,669,900
Casella Waste Systems, Inc., Class A*	130,000	653,900
Covanta Holding Corp.*	220,000	3,665,200
KAR Auction Services, Inc.*	105,800	1,593,348
Republic Services, Inc.	400,000	11,608,000
Rollins, Inc.	438,000	9,495,840
Waste Connections, Inc.*	15,000	509,400
Waste Services, Inc.*	55,000	543,950
WCA Waste Corp.*	100,000	509,000

		34,513,538

Construction & Engineering (0.7%)
Furmanite Corp.*	520,000	2,698,800
Insituform Technologies, Inc., Class A*	80,000	2,128,800
Layne Christensen Co.*	210,000	5,609,100

		10,436,700

Electrical Equipment (4.8%)
A. O. Smith Corp.	15,000	788,550
AMETEK, Inc.	182,000	7,545,720
AZZ, Inc.	4,000	135,400
Baldor Electric Co.	320,000	11,968,000
Belden, Inc.	50,000	1,373,000
C&D Technologies, Inc.*^	10,000	16,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ener1, Inc.*^	14,000	$66,220
Franklin Electric Co., Inc.	120,000	3,598,800
GrafTech International Ltd.*	1,500,000	20,505,000
Magnetek, Inc.*	645,000	1,083,600
Rockwell Automation, Inc.	116,000	6,537,760
Roper Industries, Inc.	40,000	2,313,600
SL Industries, Inc.*	270,000	2,443,500
Tech/Ops Sevcon, Inc.*‡	437,519	2,205,096
Thomas & Betts Corp.*	360,000	14,126,400
Woodward Governor Co.	50,000	1,599,000

		76,305,646

Industrial Conglomerates (1.5%)
Otter Tail Corp.	150,000	3,294,000
Standex International Corp.	86,000	2,216,220
Textron, Inc.	290,000	6,156,700
Tredegar Corp.	750,000	12,810,000

		24,476,920

Machinery (9.7%)
Ampco-Pittsburgh Corp.	245,000	6,080,900
Badger Meter, Inc.	38,000	1,463,380
Baldwin Technology Co., Inc., Class A*	460,000	552,000
Barnes Group, Inc.	15,000	291,750
CIRCOR International, Inc.	437,000	14,512,770
CLARCOR, Inc.	390,000	13,451,100
CNH Global N.V.*	815,000	25,061,250
Crane Co.	570,000	20,235,000
Donaldson Co., Inc.	113,000	5,098,560
Flowserve Corp.	44,500	4,907,015
Gorman-Rupp Co.	130,091	3,309,515
Graco, Inc.	144,700	4,630,400
Greenbrier Cos., Inc.*	127,000	1,398,270
IDEX Corp.	170,000	5,627,000
Interpump Group S.p.A.*	30,000	148,099
K-Tron International, Inc.*	15,000	2,249,550
L.S. Starrett Co., Class A	117,000	1,210,950
Lindsay Corp.^	77,000	3,188,570
Met-Pro Corp.	95,000	931,000
Middleby Corp.*	1,000	57,590
Mueller Water Products, Inc., Class A	64,000	305,920
Navistar International Corp.*	200,000	8,946,000
Nordson Corp.	20,000	1,358,400
Robbins & Myers, Inc.	192,000	4,573,440
Tennant Co.	335,000	9,175,650
Terex Corp.*	95,000	2,157,450
Twin Disc, Inc.	30,000	366,600
Valmont Industries, Inc.	10,000	828,300
Watts Water Technologies, Inc., Class A	350,000	10,871,000

		152,987,429

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	110,650	1,284,646

Trading Companies & Distributors (2.4%)
GATX Corp.	482,000	13,809,300
Kaman Corp.	723,000	18,082,230
National Patent Development Corp.*	243,000	340,200
Rush Enterprises, Inc., Class B*	460,021	5,658,258
United Rentals, Inc.*	80,000	750,400

		38,640,388

Transportation Infrastructure (0.3%)
BBA Aviation plc	1,600,000	$4,727,316

Total Industrials		415,015,271

Information Technology (7.6%)
Communications Equipment (0.5%)
3Com Corp.*	300,000	2,307,000
Communications Systems, Inc.	138,000	1,784,340
EchoStar Corp., Class A*	30,000	608,400
Plantronics, Inc.	45,000	1,407,600
Sycamore Networks, Inc.	90,000	1,809,900

		7,917,240

Computers & Peripherals (2.4%)
Diebold, Inc.	476,100	15,120,936
Intermec, Inc.*	1,155,000	16,377,900
NCR Corp.*	380,000	5,244,000
TransAct Technologies, Inc.*	122,000	888,160

		37,630,996

Electronic Equipment, Instruments & Components (2.3%)
Anixter International, Inc.*	6,000	281,100
CTS Corp.	834,000	7,856,280
Gerber Scientific, Inc.*	490,000	3,042,900
KEMET Corp.*^	265,000	371,000
Littelfuse, Inc.*	125,000	4,751,250
Methode Electronics, Inc.	157,000	1,554,300
Park Electrochemical Corp.	560,000	16,094,400
Trans-Lux Corp.*‡	110,000	93,500
Zygo Corp.*	315,000	2,907,450

		36,952,180

Internet Software & Services (0.3%)
Stamps.com, Inc.*	40,000	404,000
ValueClick, Inc.*	390,000	3,954,600

		4,358,600

IT Services (0.1%)
Edgewater Technology, Inc.*	580,000	1,856,000

Office Electronics (0.5%)
Zebra Technologies Corp., Class A* .	290,000	8,584,000

Semiconductors & Semiconductor Equipment (0.4%)
Cypress Semiconductor Corp.*	400,000	4,600,000
MoSys, Inc.*	20,000	80,200
Trident Microsystems, Inc.*	590,000	1,026,600
Zoran Corp.*	100,000	1,076,000

		6,782,800

Software (1.1%)
FalconStor Software, Inc.*	80,000	278,400
GSE Systems, Inc.*	18,000	97,380
Mentor Graphics Corp.*	85,000	681,700
Take-Two Interactive Software, Inc.*	430,000	4,235,500
TiVo, Inc.*	585,000	10,015,200
Tyler Technologies, Inc.*	65,000	1,218,100

		16,526,280

Total Information Technology		120,608,096

Materials (7.9%)
Chemicals (6.1%)
Albemarle Corp.	20,000	852,600
Arch Chemicals, Inc.	75,000	2,579,250
Ashland, Inc.	134,000	7,071,180
Core Molding Technologies, Inc.*	310,000	1,054,000
Cytec Industries, Inc.	6,000	280,440
Ferro Corp.*	2,000,000	17,580,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
H.B. Fuller Co.	350,000	$8,123,500
Hawkins, Inc.^	136,000	3,291,200
Huntsman Corp.	1,040,000	12,532,000
Material Sciences Corp.*	16,000	32,960
NewMarket Corp.	46,300	4,768,437
Olin Corp.	50,000	981,000
Omnova Solutions, Inc.*	750,000	5,887,500
Penford Corp.*	20,000	205,000
Quaker Chemical Corp.	5,000	135,550
Rockwood Holdings, Inc.*	100,000	2,662,000
Scotts Miracle-Gro Co., Class A	80,000	3,708,000
Sensient Technologies Corp.	305,000	8,863,300
Zep, Inc.	747,000	16,344,360

		96,952,277

Containers & Packaging (1.2%)
Greif, Inc., Class A	144,000	7,908,480
Myers Industries, Inc.	865,000	9,065,200
Sonoco Products Co.	50,000	1,539,500

		18,513,180

Metals & Mining (0.5%)
Barrick Gold Corp.	20,000	766,800
Brush Engineered Materials, Inc.*	270,000	6,093,900
Kinross Gold Corp.	20,000	341,800
WHX Corp.*	200,000	484,000

		7,686,500

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	30,000	1,426,800

Total Materials		124,578,757

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.6%)
AboveNet, Inc.*	35,000	1,775,550
Cincinnati Bell, Inc.*	3,555,400	12,123,914
HickoryTech Corp.	54,900	484,767
Iowa Telecommunications Services, Inc.	80,000	1,336,000
New Ulm Telecom, Inc.	28,000	145,880
Verizon Communications, Inc.	80,000	2,481,600
Vimpel-Communications (ADR)	305,000	5,615,050
Windstream Corp.	40,000	435,600

		24,398,361

Wireless Telecommunication Services (0.7%)
Clearwire Corp., Class A*^	105,000	750,750
Rogers Communications, Inc., Class B	200,000	6,826,000
U.S. Cellular Corp.*	96,000	3,972,480

		11,549,230

Total Telecommunication Services		35,947,591

Utilities (8.2%)
Electric Utilities (3.6%)
Allegheny Energy, Inc.	22,000	506,000
Central Vermont Public Service Corp.	66,400	1,339,288
El Paso Electric Co.*	725,000	14,935,000
Great Plains Energy, Inc.	590,000	10,956,300
Maine & Maritimes Corp.	54,300	2,383,770
PNM Resources, Inc.	1,225,000	15,349,250
UniSource Energy Corp.	140,000	4,401,600
Westar Energy, Inc.	280,000	6,244,000

		56,115,208

Gas Utilities (1.8%)
AGL Resources, Inc.	4,000	154,600
Chesapeake Utilities Corp.	19,000	566,200
National Fuel Gas Co.	180,000	$9,099,000
ONEOK, Inc.	86,000	3,925,900
Southwest Gas Corp.	490,000	14,660,800

		28,406,500

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	350,000	3,850,000
Ormat Technologies, Inc.	90,000	2,532,600

		6,382,600

Multi-Utilities (1.9%)
Black Hills Corp.	375,000	11,381,250
CH Energy Group, Inc.	253,000	10,332,520
NorthWestern Corp.	320,000	8,579,200

		30,292,970

Water Utilities (0.5%)
Cadiz, Inc.*^	4,000	51,080
Pennichuck Corp.	200,000	4,702,000
SJW Corp.	110,000	2,796,200
York Water Co.	50,000	687,500

		8,236,780

Total Utilities		129,434,058

Total Common Stocks (96.8%) (Cost $1,315,687,356)		1,533,710,007

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc. 12.750%†	1,000	13,347

Total Preferred Stocks (0.0%) (Cost $6,528)		13,347

	Number of Rights	Value (Note 1)
RIGHTS:
Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Clearwire Corp. , expiring 6/21/10* (Cost $—)	120,000	22,200

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp. , expiring 12/27/14*	4,531	2,266

Media (0.0%)
SearchMedia Holdings Ltd. , expiring 11/19/11*	125,000	118,737

Total Consumer Discretionary		121,003

Financials (0.1%)
Diversified Financial Services (0.1%)
BPW Acquisition Corp., expiring 2/26/14*	584,000	986,960

Total Financials		986,960

Total Warrants (0.1%) (Cost $275,481)		1,107,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (3.1%)
U.S. Treasury Bills
0.08%, 4/8/10 (p)	$20,000,000	$19,999,649
0.14%, 6/17/10 (p)	30,000,000	29,990,700

Total Government Securities		49,990,349

Short-Term Investments of Cash Collateral for Securities Loaned (0.7%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	1,849,971	1,849,971
Pricoa Global Funding I
0.40%, 6/25/10 (l)	9,999,748	9,936,689

Total Short-Term Investments of Cash Collateral for Securities Loaned		11,786,660

Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 4/1/10	5,841,812	5,841,812

Total Short-Term Investments (4.2%) (Cost/Amortized Cost $67,681,079)		67,618,821

Total Investments (101.1%) (Cost/Amortized Cost $1,383,650,444)		1,602,472,338
Other Assets Less Liabilities (-1.1%)		(17,985,497)

Net Assets (100%)		$1,584,486,841

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $77,697 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $64,350 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(p)	Yield to maturity.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $1,886,970.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value March 31, 2010	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$1,285,100	$71,793	$—	$1,577,000	$—	$—
Ingles Markets, Inc., Class A .	8,926,745	886,861	—	9,769,545	97,351	—
Katy Industries, Inc.	1,100,750	11,379	—	1,113,525	—	—
Oil-Dri Corp. of America	6,696,000	—	—	8,350,560	64,800	—
Schiff Nutrition International, Inc.	9,814,100	—	—	10,265,900	—	—
Sonesta International Hotels Corp., Class A	3,597,840	13,084	42,024	4,842,720	—	29,404
Tech/Ops Sevcon, Inc.	923,165	—	—	2,205,096	—	—
Trans-Lux Corp.	78,100	—	—	93,500	—	—

	$32,421,800	$983,117	$42,024	$38,217,846	$162,151	$29,404

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$325,957,886	$2,992,522	$—	$328,950,408
Consumer Staples	124,488,832	5,617,134	—	130,105,966
Energy	40,660,350	—	—	40,660,350
Financials	84,755,687	4,521,256	64,350	89,341,293
Health Care	111,172,361	7,895,856	—	119,068,217
Industrials	408,944,806	6,070,465	—	415,015,271
Information Technology	120,608,096	—	—	120,608,096
Materials	124,578,757	—	—	124,578,757
Telecommunication Services	35,801,711	145,880	—	35,947,591
Utilities	129,434,058	—	—	129,434,058
Preferred Stocks
Consumer Staples	—	—	13,347	13,347
Rights
Telecommunication Services	22,200	—	—	22,200
Short-Term Investments	—	67,618,821	—	67,618,821
Warrants
Consumer Discretionary	121,003	—	—	121,003
Financials	986,960	—	—	986,960

Total Assets	$1,507,532,707	$94,861,934	$77,697	$1,602,472,338

Total Liabilities	$—	$—	$—	$—

Total	$1,507,532,707	$94,861,934	$77,697	$1,602,472,338

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Staples	Investments in Securities-Financials
Balance as of 12/31/09	$15,309	$66,300
Total gains or losses (realized/unrealized) included in earnings	(1,962)	(1,950)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$13,347	$64,350

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(1,962)	$(1,950)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,406,985
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$45,788,075

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,022,773
Aggregate gross unrealized depreciation	(131,570,475)

Net unrealized appreciation	$202,452,298

Federal income tax cost of investments	$1,400,020,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had loaned securities with a total value of $11,510,070. This was secured by collateral of $11,849,719, which was received as cash and subsequently invested in short-term investments currently valued at $11,786,660, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $72,920,076 which expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$224,203

Australia (2.2%)
Australia Government Bond
5.750%, 5/15/21	AUD	8,200,000	7,496,663
3.000%, 9/20/25		12,875,000	12,199,667
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		$200,000	218,116
6.500%, 4/1/19		250,000	285,824
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11	AUD	360,000	330,967
6.000%, 6/15/11		408,000	372,871
New South Wales Treasury Corp.
6.000%, 4/1/19		7,350,000	6,730,658
Qantas Airways Ltd.
6.050%, 4/15/16§		$100,000	103,335
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		100,000	108,626
Westpac Banking Corp.
4.625%, 6/1/18		100,000	97,619

Total Australia			27,944,346

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	106,112
4.875%, 2/16/16		200,000	215,109

Total Austria			321,221

Bermuda (0.1%)
Central European Media Enterprises Ltd.
2.616%, 5/15/14(l)	EUR	603,000	675,987
11.625%, 9/15/16		700,000	1,030,546

Total Bermuda			1,706,533

Brazil (1.0%)
Federative Republic of Brazil
8.000%, 1/15/18		$1,866,667	2,175,600
5.875%, 1/15/19		845,000	908,375
12.500%, 1/5/22	BRL	15,000,000	9,847,612

Total Brazil			12,931,587

Canada (2.3%)
Anadarko Finance Co.
Series B
6.750%, 5/1/11		$100,000	105,242
7.500%, 5/1/31		200,000	224,745
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,169,409
Bombardier, Inc.
7.250%, 11/15/16	EUR	1,512,000	2,164,714
Burlington Resources Finance Co.
6.500%, 12/1/11		$100,000	108,527
Canadian Government Bond
2.375%, 9/10/14		1,655,000	1,651,875
Canadian National Railway Co.
5.550%, 5/15/18		252,000	270,984
6.900%, 7/15/28		100,000	114,530
6.200%, 6/1/36		125,000	134,556
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	106,889
6.500%, 2/15/37		500,000	530,536
Cenovus Energy, Inc.
5.700%, 10/15/19§		595,000	625,649
Conoco Funding Co.
6.350%, 10/15/11		300,000	323,614
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		$600,000	$667,902
Devon Financing Corp. ULC
6.875%, 9/30/11		300,000	323,704
EnCana Corp.
6.500%, 2/1/38		200,000	212,947
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	662,440
Hydro Quebec
8.400%, 1/15/22		200,000	257,182
Nexen, Inc.
5.200%, 3/10/15		200,000	211,456
5.875%, 3/10/35		100,000	95,083
6.400%, 5/15/37		200,000	201,605
Petro-Canada, Inc.
5.950%, 5/15/35		120,000	117,437
6.800%, 5/15/38		95,000	101,645
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36		280,000	274,727
Province of British Columbia
4.300%, 5/30/13		100,000	106,578
Province of Manitoba
5.000%, 2/15/12		200,000	214,214
Province of Nova Scotia
5.125%, 1/26/17		500,000	548,480
Province of Ontario
4.375%, 2/15/13		200,000	213,249
4.100%, 6/16/14		1,445,000	1,543,679
4.500%, 2/3/15		400,000	428,423
6.250%, 6/16/15	NZD	14,700,000	10,706,748
4.750%, 1/19/16		$200,000	215,044
Province of Quebec
4.600%, 5/26/15		200,000	214,537
7.500%, 9/15/29		300,000	390,468
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		1,990,000	2,093,058
Rogers Communications, Inc.
7.250%, 12/15/12		400,000	453,349
Suncor Energy, Inc.
6.100%, 6/1/18		500,000	538,742
TransCanada Pipelines Ltd.
5.850%, 3/15/36		400,000	398,554
Vale Inco Ltd.
7.750%, 5/15/12		100,000	109,539
Xstrata Canada Corp.
6.200%, 6/15/35		100,000	94,326

Total Canada			28,926,386

Cayman Islands (0.5%)
Petrobras International Finance Co.
5.750%, 1/20/20		4,530,000	4,640,944
Sable International Finance Ltd.
7.750%, 2/15/17(b)§		650,000	676,000
Transocean, Inc.
6.800%, 3/15/38		140,000	157,205
Vale Overseas Ltd.
6.875%, 11/21/36		400,000	413,820
XL Capital Ltd.
5.250%, 9/15/14		400,000	413,496

Total Cayman Islands			6,301,465

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	103,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Chile
5.500%, 1/15/13		$100,000	$109,100

Total Chile			212,610

Denmark (1.6%)
Kingdom of Denmark
4.000%, 11/15/15	DKK	15,340,000	2,981,016
Realkredit Danmark A/S
2.000%, 1/1/13		94,300,000	16,899,731

Total Denmark			19,880,747

France (2.4%)
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,361,631
France Government Bond OAT
4.250%, 4/25/19	EUR	3,000,000	4,372,662
2.250%, 7/25/20		7,740,000	12,872,606
France Telecom S.A.
7.250%, 1/28/13		2,400,000	3,678,026
8.500%, 3/1/31		$200,000	265,289
Lafarge S.A.
6.500%, 7/15/16		100,000	105,871
Rexel S.A.
8.250%, 12/15/16	EUR	700,000	995,091
Total Capital S.A.
4.875%, 1/28/19		2,000,000	2,977,284
Veolia Environnement
4.375%, 1/16/17		2,722,000	3,824,793

Total France			30,453,253

Germany (3.6%)
Bundesobligation
3.500%, 4/12/13		6,675,000	9,584,022
Bundesrepublik Deutschland
4.250%, 7/4/18		3,430,000	5,081,224
Series 05
4.000%, 1/4/37		2,250,000	3,107,947
Series 07
4.250%, 7/4/39		1,850,000	2,686,905
Series 09
3.250%, 1/4/20		8,400,000	11,489,888
Deutsche Bank AG/London
4.875%, 5/20/13		$800,000	857,300
HeidelbergCement AG
8.000%, 1/31/17	EUR	1,200,000	1,687,637
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14		$1,600,000	1,665,026
4.125%, 10/15/14		400,000	419,676
4.375%, 7/21/15		800,000	847,391
4.375%, 7/4/18	EUR	2,000,000	2,935,662
4.875%, 6/17/19		$2,000,000	2,139,600
Landwirtschaftliche Rentenbank
4.875%, 2/14/11		100,000	103,803
5.125%, 2/1/17		500,000	545,403
UPC Germany GmbH
9.625%, 12/1/19	EUR	1,230,000	1,744,364

Total Germany			44,895,848

Hungary (0.9%)
Hungary Government Bond
6.750%, 2/24/17	HUF	2,299,000,000	11,754,060

Ireland (0.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	1,432,000	1,984,814
Smurfit Kappa Acquisitions
7.250%, 11/15/17		1,000,000	1,391,170

Total Ireland			3,375,984

Italy (0.1%)
Republic of Italy
4.375%, 6/15/13		$300,000	$317,153
4.500%, 1/21/15		500,000	524,785
4.750%, 1/25/16		200,000	209,694
6.875%, 9/27/23		100,000	114,685
5.375%, 6/15/33		400,000	396,719

Total Italy			1,563,036

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		1,000,000	987,500

Luxembourg (0.4%)
ArcelorMittal S.A.
6.125%, 6/1/18		1,195,000	1,254,400
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	877,316
Telecom Italia Capital S.A.
6.200%, 7/18/11		100,000	104,999
5.250%, 10/1/15		600,000	614,335
6.000%, 9/30/34		100,000	88,714
Wind Acquisition Finance S.A.
11.000%, 12/1/15	EUR	840,000	1,219,637
11.750%, 7/15/17		330,000	494,743

Total Luxembourg			4,654,144

Malaysia (0.9%)
Malaysian Government Bond
3.835%, 8/12/15	MYR	15,900,000	4,888,987
4.240%, 2/7/18		21,000,000	6,515,852

Total Malaysia			11,404,839

Mexico (1.1%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	109,304
6.375%, 3/1/35		100,000	100,715
United Mexican States
6.375%, 1/16/13		400,000	444,000
9.500%, 12/18/14	MXN	131,000,000	11,773,709
6.750%, 9/27/34		$800,000	880,000

Total Mexico			13,307,728

Netherlands (2.8%)
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,544,843
BMW Finance N.V.
4.000%, 9/17/14		2,600,000	3,656,948
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	428,936
4.875%, 7/8/14		4,500,000	4,731,530
5.750%, 3/23/16		200,000	215,001
8.750%, 6/15/30		200,000	256,142
Diageo Finance B.V.
5.300%, 10/28/15		400,000	439,161
E.ON International Finance B.V.
5.125%, 1/27/14	GBP	300,000	486,125
5.750%, 5/7/20	EUR	824,000	1,279,162
Netherlands Government Bond
4.500%, 7/15/17		2,150,000	3,213,017
3.500%, 7/15/20		4,800,000	6,579,913
4.000%, 1/15/37		5,000,000	6,829,156
New World Resources N.V.
7.375%, 5/15/15		930,000	1,187,019
OI European Group B.V.
6.875%, 3/31/17		1,125,000	1,534,676
Shell International Finance B.V.
4.000%, 3/21/14		$810,000	852,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
6.375%, 12/15/38		$235,000	$258,783

Total Netherlands			35,492,798

New Zealand (0.1%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	2,400,000	1,734,624

Norway (1.5%)
Eksportfinans A/S
5.500%, 5/25/16		$540,000	594,763
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	4,868,754
4.250%, 5/19/17		77,000,000	13,567,363
Statoil ASA
6.800%, 1/15/28		$300,000	335,929
Yara International ASA
5.250%, 12/15/14§		100,000	105,687

Total Norway			19,472,496

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		470,000	544,495

Poland (0.9%)
Poland Government Bond
5.250%, 4/25/13	PLN	30,050,000	10,707,977
Republic of Poland
5.000%, 10/19/15		$100,000	105,525

Total Poland			10,813,502

Slovenia (0.3%)
Slovenia Government Bond
4.625%, 9/9/24	EUR	2,400,000	3,376,928

South Africa (0.0%)
Republic of South Africa
6.500%, 6/2/14		$100,000	110,125
Savcio Holdings Pty Ltd.
8.000%, 2/15/13	EUR	345,000	465,974

Total South Africa			576,099

South Korea (1.0%)
Korea Development Bank
5.750%, 9/10/13		$100,000	108,471
Korea Treasury Bond
5.250%, 3/10/27	KRW	12,856,500,000	11,504,082
Republic of Korea
4.250%, 6/1/13		$400,000	418,310

Total South Korea			12,030,863

Spain (0.1%)
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		900,000	999,829

Supranational (2.0%)
Asian Development Bank
2.625%, 2/9/15		2,165,000	2,156,660
Corp. Andina de Fomento
6.875%, 3/15/12		100,000	108,113
Eurofima
6.250%, 12/28/18	AUD	5,480,000	4,890,065
European Investment Bank
3.000%, 4/8/14		$705,000	721,090
4.625%, 5/15/14		500,000	541,452
6.500%, 9/10/14	NZD	4,800,000	3,558,277
4.625%, 10/20/15		$1,400,000	1,505,662
4.875%, 2/16/16		300,000	325,481
5.125%, 9/13/16		200,000	220,152
6.125%, 1/23/17	AUD	3,960,000	3,588,187
4.750%, 10/15/17	EUR	4,200,000	6,318,592
Inter-American Development Bank
5.000%, 4/5/11		$200,000	208,780
5.125%, 9/13/16		$525,000	$579,851
International Bank for Reconstruction & Development
7.625%, 1/19/23		500,000	659,355

Total Supranational			25,381,717

Sweden (3.2%)
Svensk Exportkredit AB
4.875%, 9/29/11		3,200,000	3,375,747
Swedish Government Bond
3.750%, 8/12/17	SEK	128,315,000	18,786,812
4.250%, 3/12/19		115,600,000	17,471,760

Total Sweden			39,634,319

Switzerland (0.1%)
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)		$250,000	234,375
UBS AG/Connecticut
5.875%, 7/15/16		500,000	514,662
5.875%, 12/20/17		200,000	207,133
Weatherford International Ltd.
5.500%, 2/15/16		425,000	452,867

Total Switzerland			1,409,037

United Kingdom (2.3%)
AstraZeneca plc
5.400%, 6/1/14		100,000	109,670
5.900%, 9/15/17		200,000	223,385
6.450%, 9/15/37		100,000	111,281
BAT International Finance plc
5.750%, 12/9/13	GBP	1,135,000	1,880,269
5.375%, 6/29/17	EUR	2,100,000	3,124,011
BP Capital Markets plc
5.250%, 11/7/13		$590,000	649,251
3.875%, 3/10/15		720,000	747,775
British Telecommunications plc
9.625%, 12/15/30		300,000	377,784
Diageo Capital plc
5.500%, 9/30/16		300,000	325,725
HSBC Holdings plc
6.500%, 5/2/36		400,000	412,190
6.500%, 9/15/37		250,000	259,146
Imperial Tobacco Finance plc
4.375%, 11/22/13	EUR	1,200,000	1,696,012
Infinis plc
9.125%, 12/15/14	GBP	1,125,000	1,766,939
ISS Financing plc
11.000%, 6/15/14	EUR	700,000	1,054,182
Kerling plc
10.625%, 1/28/17(b)§		1,050,000	1,489,092
Marks & Spencer plc
6.250%, 12/1/17(m)		$750,000	771,122
National Grid plc
6.500%, 4/22/14	EUR	900,000	1,373,498
5.000%, 7/2/18		500,000	726,680
Royal Bank of Scotland Group plc
5.000%, 10/1/14		$200,000	191,401
Tesco plc
5.875%, 9/12/16	EUR	2,450,000	3,770,588
5.500%, 11/15/17(m)		$975,000	1,023,298
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,349,595
Virgin Media Finance plc
8.750%, 4/15/14		126,103	175,431
9.125%, 8/15/16		$540,000	573,750
8.875%, 10/15/19	GBP	655,000	1,043,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Vodafone Group plc
5.000%, 12/16/13		$400,000	$431,703
4.150%, 6/10/14		260,000	269,991
6.250%, 1/15/16	EUR	900,000	1,392,914
7.875%, 2/15/30		$100,000	119,393
6.150%, 2/27/37		100,000	102,428
William Hill plc
7.125%, 11/11/16	GBP	1,180,000	1,835,595

Total United Kingdom			29,377,859

United States (68.7%)
3M Co.
5.700%, 3/15/37		$325,000	335,946
Abbott Laboratories, Inc.
5.875%, 5/15/16		200,000	226,133
5.125%, 4/1/19		400,000	421,331
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	329,470
Aetna, Inc.
6.000%, 6/15/16		400,000	438,544
Ahold Finance USA, Inc.
6.500%, 3/14/17	GBP	510,000	843,098
AIG SunAmerica Global Financing X
6.900%, 3/15/32§		$300,000	292,709
Alabama Power Co.
5.700%, 2/15/33		200,000	199,553
6.000%, 3/1/39		55,000	57,106
Alcoa, Inc.
5.870%, 2/23/22		200,000	183,766
Allstate Corp.
6.125%, 2/15/12		100,000	108,045
7.500%, 6/15/13		300,000	341,716
5.550%, 5/9/35		100,000	96,032
5.950%, 4/1/36		100,000	100,261
6.125%, 5/15/37(l)		115,000	108,963
6.500%, 5/15/57(l)		115,000	110,113
Altria Group, Inc.
9.700%, 11/10/18		400,000	491,851
10.200%, 2/6/39		200,000	268,138
American Electric Power Co., Inc.
5.250%, 6/1/15		100,000	106,916
American Express Co.
4.875%, 7/15/13		600,000	632,855
8.125%, 5/20/19		470,000	569,264
6.800%, 9/1/66(l)		170,000	165,750
American International Group, Inc.
5.050%, 10/1/15		100,000	92,868
5.600%, 10/18/16		200,000	186,154
5.850%, 1/16/18		1,100,000	1,022,083
Amgen, Inc.
6.400%, 2/1/39		210,000	226,900
Anadarko Petroleum Corp.
6.450%, 9/15/36		200,000	203,828
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19		100,000	100,566
6.450%, 9/1/37		295,000	314,381
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/19§		4,500,000	5,166,869
Apache Corp.
6.250%, 4/15/12		100,000	109,191
5.625%, 1/15/17		225,000	247,162
Appalachian Power Co.
Series L
5.800%, 10/1/35		100,000	96,557
ARAMARK Corp.
8.500%, 2/1/15		$570,000	$582,825
Archer-Daniels-Midland Co.
5.375%, 9/15/35		100,000	96,308
6.450%, 1/15/38		125,000	138,920
Arizona Public Service Co.
5.500%, 9/1/35		100,000	89,724
Associates Corp. of North America
6.950%, 11/1/18		100,000	105,385
AT&T Mobility LLC
7.125%, 12/15/31		295,000	326,630
AT&T, Inc.
6.250%, 3/15/11		200,000	210,255
5.875%, 8/15/12		200,000	218,614
5.100%, 9/15/14		500,000	540,971
5.625%, 6/15/16		100,000	109,632
5.500%, 2/1/18		420,000	445,893
6.150%, 9/15/34		700,000	691,513
6.550%, 2/15/39		235,000	247,042
Atmos Energy Corp.
8.500%, 3/15/19		350,000	429,403
Baltimore Gas & Electric Co.
5.900%, 10/1/16		500,000	537,252
Banc of America Commercial Mortgage, Inc.
Series 2005-4 A5A
4.933%, 7/10/45		1,000,000	978,633
Series 2006-6 A4
5.356%, 10/10/45		1,400,000	1,421,034
Series 2007-1 A4
5.451%, 1/15/49		1,280,000	1,233,950
Bank of America Corp.
5.375%, 8/15/11		200,000	210,218
2.100%, 4/30/12		1,300,000	1,323,940
4.875%, 9/15/12		100,000	104,785
4.875%, 1/15/13		300,000	314,005
4.750%, 8/1/15		300,000	303,287
5.250%, 12/1/15		400,000	406,057
7.000%, 6/15/16	EUR	2,400,000	3,671,258
5.625%, 10/14/16		$300,000	310,608
5.650%, 5/1/18		1,300,000	1,315,171
Bank of America N.A.
5.300%, 3/15/17		400,000	395,960
Bank of New York Mellon Corp.
5.125%, 8/27/13		200,000	218,261
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		200,000	213,620
Bank One Corp.
5.250%, 1/30/13		100,000	107,471
8.000%, 4/29/27		100,000	116,690
Baxter International, Inc.
4.625%, 3/15/15		100,000	106,888
5.375%, 6/1/18		600,000	644,781
BB&T Corp.
4.750%, 10/1/12		100,000	105,452
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11 A4
5.456%, 3/11/39(l)		2,000,000	2,112,401
Bear Stearns Cos. LLC
5.700%, 11/15/14		200,000	217,802
5.300%, 10/30/15		100,000	106,459
4.650%, 7/2/18		200,000	195,042
BellSouth Corp.
6.000%, 10/15/11		500,000	535,180
5.200%, 9/15/14		300,000	323,236
6.550%, 6/15/34		100,000	101,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		$200,000	$214,982
Black & Decker Corp.
4.750%, 11/1/14		100,000	103,270
Boeing Co.
5.000%, 3/15/14		425,000	460,082
Boston Properties, Inc.
5.000%, 6/1/15		340,000	348,464
Bottling Group LLC
4.625%, 11/15/12		200,000	214,717
Bristol-Myers Squibb Co.
5.250%, 8/15/13		700,000	771,350
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18		200,000	214,084
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§		100,000	105,907
Campbell Soup Co.
4.875%, 10/1/13		100,000	109,046
Capital One Capital III
7.686%, 8/15/36		150,000	143,438
Capital One Capital IV
6.745%, 2/17/37(l)		110,000	94,875
Capital One Financial Corp.
7.375%, 5/23/14		300,000	342,820
5.250%, 2/21/17		200,000	205,246
Caterpillar Financial Services Corp.
5.500%, 3/15/16		200,000	217,194
7.150%, 2/15/19		160,000	188,335
Caterpillar, Inc.
7.300%, 5/1/31		100,000	118,786
6.050%, 8/15/36		100,000	105,158
CBS Corp.
5.625%, 8/15/12		200,000	215,742
5.500%, 5/15/33		100,000	85,779
CEDC Finance Corp. International, Inc.
8.875%, 12/1/16	EUR	650,000	930,598
Cemex Finance LLC
9.625%, 12/14/17		585,000	813,842
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/1/13		$200,000	229,012
Charter One Bank N.A.
6.375%, 5/15/12(b)		400,000	413,398
Chevron Corp.
3.450%, 3/3/12		841,000	875,495
Chubb Corp.
6.000%, 5/11/37		200,000	205,141
6.375%, 3/29/67(l)		250,000	251,563
Cisco Systems, Inc.
5.500%, 2/22/16		540,000	601,730
5.900%, 2/15/39		420,000	426,407
Citibank Credit Card Issuance Trust
Series 2006-A4 A4
5.450%, 5/10/13		2,200,000	2,309,322
Citigroup Commercial Mortgage Trust, Inc.
Series 2008-C7 A4
6.095%, 12/10/49(l)		1,825,000	1,839,146
Citigroup Funding, Inc.
2.250%, 12/10/12		5,000,000	5,081,150
Citigroup, Inc.
6.000%, 2/21/12		100,000	106,060
5.250%, 2/27/12		600,000	628,375
5.625%, 8/27/12		100,000	104,826
5.500%, 10/15/14		1,500,000	1,552,359
5.300%, 1/7/16		1,000,000	1,018,717
5.850%, 8/2/16		$200,000	$205,111
6.625%, 6/15/32		200,000	186,896
5.875%, 2/22/33		100,000	86,285
5.850%, 12/11/34		295,000	267,863
5.875%, 5/29/37		200,000	180,157
Coca-Cola Bottling Co. Consolidated
5.000%, 11/15/12		100,000	106,567
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14		200,000	233,684
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		100,000	115,914
9.455%, 11/15/22		100,000	133,617
Comcast Corp.
5.300%, 1/15/14		510,000	548,336
5.900%, 3/15/16		200,000	218,478
6.500%, 1/15/17		400,000	444,684
7.050%, 3/15/33		310,000	333,382
6.500%, 11/15/35		100,000	102,428
Comerica, Inc.
4.800%, 5/1/15		100,000	100,226
Commonwealth Edison Co.
6.150%, 9/15/17		600,000	663,077
Series 98
6.150%, 3/15/12		100,000	108,315
ConAgra Foods, Inc.
6.750%, 9/15/11		100,000	107,458
7.000%, 10/1/28		100,000	109,076
ConocoPhillips
4.750%, 10/15/12		200,000	215,291
4.600%, 1/15/15		580,000	622,042
5.900%, 10/15/32		100,000	103,681
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13		200,000	219,068
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13		100,000	107,473
Series 05-C
5.375%, 12/15/15		455,000	493,523
Series 08-A
5.850%, 4/1/18		600,000	656,654
Costco Wholesale Corp.
5.500%, 3/15/17		400,000	438,946
Countrywide Home Loans, Inc.
4.000%, 3/22/11		300,000	308,421
COX Communications, Inc.
5.450%, 12/15/14		200,000	216,189
5.500%, 10/1/15		500,000	538,881
Credit Suisse FB USA, Inc.
5.125%, 1/15/14		100,000	107,430
Credit Suisse USA, Inc.
6.125%, 11/15/11		100,000	107,430
6.500%, 1/15/12		200,000	217,453
5.850%, 8/16/16		200,000	216,431
7.125%, 7/15/32		300,000	351,830
CRH America, Inc.
6.000%, 9/30/16		300,000	322,343
CS First Boston Mortgage Securities Corp.
Series 2001-CK1 C
6.730%, 12/18/35		1,175,000	1,181,695
CSX Corp.
6.750%, 3/15/11		100,000	105,202
7.375%, 2/1/19		275,000	320,454
CVS Caremark Corp.
6.250%, 6/1/27		400,000	415,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
CW Capital Cobalt Ltd.
Series 2007-C3 A4
5.820%, 5/15/46(l)	$1,205,000	$1,064,423
Daimler Finance N.A. LLC
4.875%, 6/15/10	1,320,000	1,329,439
5.875%, 3/15/11	900,000	936,348
7.300%, 1/15/12	200,000	217,778
6.500%, 11/15/13	300,000	332,592
Deere & Co.
6.950%, 4/25/14	300,000	346,633
8.100%, 5/15/30	300,000	380,417
Dell, Inc.
5.875%, 6/15/19	500,000	541,075
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	106,156
Devon Energy Corp.
7.950%, 4/15/32	200,000	251,336
Dominion Resources, Inc.
5.700%, 9/17/12	100,000	108,358
8.875%, 1/15/19	637,000	803,626
Series A
5.000%, 12/1/14	300,000	319,685
Dow Chemical Co.
6.000%, 10/1/12	200,000	217,715
7.600%, 5/15/14	1,325,000	1,512,609
8.550%, 5/15/19	170,000	205,656
DTE Energy Co.
6.350%, 6/1/16	340,000	367,575
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	224,000	263,886
Duke Energy Corp.
6.250%, 1/15/12	700,000	759,631
5.050%, 9/15/19	835,000	844,792
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	400,000	431,648
Eli Lilly and Co.
6.000%, 3/15/12	200,000	218,776
5.200%, 3/15/17	600,000	645,718
Embarq Corp.
7.082%, 6/1/16	100,000	108,915
Emerson Electric Co.
6.000%, 8/15/32	100,000	104,795
Enterprise Products Operating LLC
5.600%, 10/15/14	3,220,000	3,485,273
EOG Resources, Inc.
5.625%, 6/1/19	75,000	80,494
ERP Operating LP
5.250%, 9/15/14	255,000	266,996
Exelon Corp.
4.900%, 6/15/15	200,000	208,447
5.625%, 6/15/35	445,000	413,242
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,105,238
Federal Home Loan Bank
4.000%, 9/6/13	2,000,000	2,130,814
3.625%, 10/18/13	2,700,000	2,851,635
5.250%, 6/5/17	3,800,000	4,186,417
Federal Home Loan Mortgage Corp.
2.750%, 4/11/11	10,900,000	11,137,881
3.875%, 6/29/11	2,500,000	2,597,598
5.125%, 7/15/12	8,300,000	9,002,388
2.125%, 9/21/12	5,000,000	5,078,510
4.875%, 11/15/13	4,100,000	4,499,418
5.000%, 7/1/20	565,568	602,507
5.000%, 10/1/20	$317,375	$337,905
5.500%, 5/1/21	490,491	528,045
5.500%, 5/1/22	372,831	401,842
6.750%, 9/15/29	300,000	358,960
6.250%, 7/15/32	700,000	810,209
6.000%, 9/1/34	2,012,545	2,181,410
6.000%, 5/1/35	1,688,414	1,830,082
4.500%, 10/1/35	3,160,165	3,195,346
6.500%, 8/1/36	3,435,312	3,743,685
7.000%, 10/1/37	537,966	595,125
6.500%, 2/1/38	1,010,317	1,098,561
6.500%, 6/1/38	20,242	21,995
5.000%, 8/1/38	8,101,168	8,372,684
6.500%, 9/1/38	255,328	277,689
5.500%, 12/1/38	6,254,764	6,606,839
6.500%, 1/1/39	391,657	425,590
5.500%, 5/1/39	11,695,120	12,353,427
6.000%, 4/15/40 TBA	8,000,000	8,581,249
Federal National Mortgage Association
5.125%, 4/15/11	2,700,000	2,828,839
5.375%, 11/15/11	1,900,000	2,034,896
4.625%, 10/15/14	1,000,000	1,086,075
2.625%, 11/20/14	2,500,000	2,500,160
5.000%, 4/15/15	900,000	991,739
4.375%, 10/15/15	100,000	106,699
5.375%, 6/12/17	4,300,000	4,761,467
4.500%, 3/1/18	3,892,852	4,099,507
5.500%, 10/1/19	255,310	275,017
4.500%, 6/1/23	4,038,462	4,192,270
5.000%, 9/1/23	4,767,268	5,031,330
6.000%, 10/1/23	1,322,799	1,427,124
5.500%, 1/1/24	2,189,327	2,340,869
4.000%, 4/1/24	3,227,576	3,279,394
4.000%, 5/1/24	2,792,980	2,837,821
4.500%, 9/1/24	2,574,798	2,672,861
6.250%, 5/15/29	600,000	677,894
5.500%, 3/1/33	4,665,224	4,943,680
5.000%, 3/1/34	8,283,200	8,593,650
5.000%, 5/1/34	1,542,615	1,599,077
5.500%, 9/1/34	5,682,270	6,015,216
5.500%, 11/1/34	9,397,143	9,933,075
5.500%, 12/1/34	1,502,857	1,588,567
5.500%, 7/1/35	3,881,478	4,099,204
5.000%, 9/1/35	3,426,720	3,555,356
5.000%, 10/1/35	8,519,788	8,812,989
5.500%, 6/1/36	10,522,032	11,150,067
5.000%, 12/1/36	1,230,810	1,271,629
6.000%, 7/1/37	5,401,241	5,724,682
6.500%, 8/1/37	4,303,811	4,679,554
6.500%, 9/1/38	2,155,299	2,324,608
5.500%, 11/1/38	5,315,085	5,596,618
4.500%, 3/1/39	9,578,896	9,609,953
5.000%, 3/1/39	6,271,360	6,471,505
4.500%, 6/1/39	6,784,327	6,806,323
4.000%, 7/1/39	3,441,100	3,340,958
4.500%, 7/1/39	16,854,126	16,911,852
4.000%, 8/1/39	7,177,444	6,973,844
4.500%, 8/1/39	6,358,727	6,379,343
4.000%, 9/1/39	2,169,280	2,106,151
4.500%, 12/1/39	6,156,505	6,176,465
4.500%, 4/1/40	5,200,000	5,216,859
5.500%, 4/25/25 TBA	15,000,000	16,033,593
5.000%, 4/25/40 TBA	16,400,000	16,913,781
4.500%, 5/25/40 TBA	10,100,000	10,082,247
5.000%, 5/25/40 TBA	8,500,000	8,730,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 6/25/40 TBA		$10,900,000	$11,423,711
6.000%, 6/25/40 TBA		24,400,000	25,933,579
FIA Card Services N.A.
7.125%, 11/15/12§		100,000	109,571
Financing Corp. Fico
9.800%, 4/6/18		400,000	537,097
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 A2
6.136%, 3/15/33		1,367,526	1,391,719
FirstEnergy Corp.
Series C
7.375%, 11/15/31		700,000	724,419
Florida Power & Light Co.
4.850%, 2/1/13		100,000	107,462
5.950%, 10/1/33		100,000	102,208
5.850%, 5/1/37		170,000	171,912
Florida Power Corp.
5.900%, 3/1/33		200,000	203,345
Ford Credit Auto Owner Trust
Series 2007-B A4A
5.240%, 7/15/12		2,500,000	2,615,506
Fortune Brands, Inc.
5.375%, 1/15/16		400,000	416,741
Genentech, Inc.
5.250%, 7/15/35		100,000	93,749
General Dynamics Corp.
4.250%, 5/15/13		100,000	106,811
General Electric Capital Corp.
5.500%, 4/28/11		200,000	209,883
6.000%, 6/15/12		100,000	108,382
7.625%, 12/10/14	NZD	2,000,000	1,500,922
4.875%, 3/4/15		$300,000	315,247
5.000%, 1/8/16		100,000	104,877
5.400%, 2/15/17		300,000	313,838
5.625%, 9/15/17		1,100,000	1,158,222
6.750%, 3/15/32		600,000	634,788
6.150%, 8/7/37		500,000	488,953
6.375%, 11/15/67(l)		575,000	539,781
General Electric Co.
5.000%, 2/1/13		700,000	754,581
General Mills, Inc.
6.000%, 2/15/12		735,000	799,706
Genworth Financial, Inc.
6.500%, 6/15/34		100,000	86,866
Georgia Power Co.
5.950%, 2/1/39		205,000	211,394
Series K
5.125%, 11/15/12		100,000	108,503
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		700,000	760,090
5.375%, 4/15/34		295,000	286,287
Golden West Financial Corp.
4.750%, 10/1/12		100,000	105,057
Goldman Sachs Capital II
5.793%, 12/29/49(l)		325,000	275,438
Goldman Sachs Group, Inc.
6.600%, 1/15/12		100,000	108,505
5.250%, 10/15/13		500,000	537,463
5.125%, 1/15/15		400,000	421,929
5.350%, 1/15/16		400,000	421,369
5.750%, 10/1/16		600,000	641,369
5.625%, 1/15/17		900,000	922,234
6.125%, 2/15/33		300,000	296,519
6.750%, 10/1/37		500,000	499,372
Goodrich Corp.
6.800%, 7/1/36		$100,000	$109,369
Government National Mortgage Association
5.500%, 2/15/36		4,353,869	4,629,387
5.500%, 4/15/40 TBA		3,500,000	3,700,430
6.000%, 4/15/40 TBA		8,900,000	9,504,921
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 A5
5.224%, 4/10/37(l)		2,105,000	2,109,997
GTE Corp.
6.840%, 4/15/18		100,000	110,419
H.J. Heinz Finance Co.
6.000%, 3/15/12		100,000	108,097
Hartford Financial Services Group, Inc.
4.750%, 3/1/14		100,000	103,347
HCP, Inc.
6.000%, 1/30/17		255,000	253,996
Hess Corp.
7.300%, 8/15/31		100,000	113,949
Hewlett-Packard Co.
6.500%, 7/1/12		200,000	221,313
5.500%, 3/1/18		600,000	652,049
Historic TW, Inc.
6.875%, 6/15/18		100,000	112,947
Home Depot, Inc.
5.250%, 12/16/13		100,000	108,286
5.400%, 3/1/16		500,000	540,299
Honeywell International, Inc.
6.125%, 11/1/11		100,000	108,138
5.400%, 3/15/16		400,000	441,032
5.300%, 3/1/18		470,000	500,602
Hospitality Properties Trust
6.300%, 6/15/16		257,000	252,952
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	417,354
5.875%, 11/1/34		400,000	388,101
HSBC Finance Corp.
7.000%, 5/15/12		200,000	218,106
5.250%, 4/15/15		200,000	209,948
International Business Machines Corp.
4.750%, 11/29/12		725,000	784,342
5.875%, 11/29/32		600,000	627,294
International Paper Co.
7.500%, 8/15/21		1,075,000	1,221,538
Iron Mountain, Inc.
7.250%, 4/15/14	GBP	601,000	912,018
6.750%, 10/15/18	EUR	708,000	941,916
Jefferies Group, Inc.
6.250%, 1/15/36		$100,000	85,117
Johnson & Johnson
4.950%, 5/15/33		400,000	385,578
Johnson Controls, Inc.
4.875%, 9/15/13		100,000	106,295
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB3 A3
6.465%, 11/15/35		1,958,000	2,050,294
Series 2001-CIBC B
6.446%, 3/15/33		2,000,000	2,010,235
Series 2006-LDP7 A4
5.874%, 4/15/45(l)		1,200,000	1,279,470
Series 2007-CB18 AM
5.466%, 6/12/47(l)		235,000	172,106
JPMorgan Chase & Co.
6.625%, 3/15/12		400,000	434,832

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
3.700%, 1/20/15		$500,000	$503,080
4.750%, 3/1/15		100,000	105,035
5.150%, 10/1/15		300,000	316,599
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		925,000	985,984
6.000%, 10/1/17		600,000	639,697
Series AI
5.875%, 6/13/16(b)		300,000	322,745
Kellogg Co.
7.450%, 4/1/31		100,000	121,681
KeyBank N.A.
5.700%, 8/15/12		100,000	105,043
5.800%, 7/1/14		100,000	102,274
Kimberly-Clark Corp.
5.625%, 2/15/12		200,000	216,272
4.875%, 8/15/15		600,000	646,582
6.625%, 8/1/37		370,000	422,138
Kinder Morgan Energy Partners LP
6.750%, 3/15/11		100,000	105,067
5.000%, 12/15/13		800,000	857,666
6.850%, 2/15/20		800,000	897,460
5.800%, 3/15/35		100,000	93,987
Kraft Foods, Inc.
5.625%, 11/1/11		300,000	318,630
6.000%, 2/11/13		200,000	219,511
6.500%, 11/1/31		200,000	205,867
7.000%, 8/11/37		235,000	257,933
6.875%, 2/1/38		300,000	324,549
Kroger Co.
6.200%, 6/15/12		100,000	108,559
7.500%, 4/1/31		100,000	116,708
LB-UBS Commercial Mortgage Trust
Series 2003-C8 A4
5.124%, 11/15/32(l)		1,500,000	1,568,851
Lincoln National Corp.
6.150%, 4/7/36		300,000	286,185
Lockheed Martin Corp.
7.650%, 5/1/16		200,000	240,694
Series B
6.150%, 9/1/36		100,000	105,815
Lubrizol Corp.
5.500%, 10/1/14		100,000	108,409
M&I Marshall & llsley Bank
5.250%, 9/4/12		100,000	99,565
Marathon Oil Corp.
6.600%, 10/1/37		255,000	267,682
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	255,294
McDonald’s Corp.
4.250%, 6/10/16	EUR	1,100,000	1,571,883
5.350%, 3/1/18		$200,000	216,889
5.700%, 2/1/39		275,000	273,817
Mellon Funding Corp.
6.400%, 5/14/11		100,000	105,727
5.000%, 12/1/14		100,000	107,390
Merck & Co., Inc.
5.300%, 12/1/13		600,000	666,507
4.750%, 3/1/15		300,000	324,450
5.950%, 12/1/28		200,000	206,531
MetLife, Inc.
6.125%, 12/1/11		300,000	320,958
5.500%, 6/15/14		100,000	106,501
6.400%, 12/15/36		300,000	268,500
Series A
6.817%, 8/15/18		480,000	532,463
Metropolitan Edison Co.
4.875%, 4/1/14		$100,000	$104,846
Metropolitan Life Global Funding I
5.125%, 6/10/14§		390,000	413,083
Metropolitan Transportation Authority
7.336%, 11/15/39		170,000	192,780
Microsoft Corp.
2.950%, 6/1/14		335,000	340,109
MidAmerican Energy Co.
5.800%, 10/15/36		200,000	199,539
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	327,491
5.750%, 4/1/18		600,000	634,057
Morgan Stanley
6.600%, 4/1/12		300,000	325,491
5.300%, 3/1/13		300,000	319,271
4.750%, 4/1/14		300,000	306,323
5.450%, 1/9/17		1,000,000	1,013,906
7.300%, 5/13/19		1,000,000	1,104,808
7.250%, 4/1/32		200,000	227,641
Morgan Stanley Capital I, Inc.
Series 2007-IQ14 A4
5.692%, 4/15/49(l)		1,205,000	1,105,410
Nabors Industries, Inc.
6.150%, 2/15/18		360,000	383,511
National City Corp.
4.900%, 1/15/15		200,000	208,912
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	213,098
5.450%, 4/10/17		400,000	425,523
8.000%, 3/1/32		100,000	119,139
Nationwide Financial Services, Inc.
6.750%, 5/15/37		60,000	50,488
New Cingular Wireless Services, Inc.
8.750%, 3/1/31		200,000	258,242
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,249,000	1,454,373
Newmont Mining Corp.
5.875%, 4/1/35		100,000	96,264
News America Holdings, Inc.
8.000%, 10/17/16		650,000	762,429
News America, Inc.
5.300%, 12/15/14		300,000	328,716
7.280%, 6/30/28		100,000	107,384
6.200%, 12/15/34		200,000	199,476
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	297,123
Northern States Power Co.
Series B
8.000%, 8/28/12		510,000	583,621
Northrop Grumman Systems Corp.
7.750%, 2/15/31		100,000	122,552
Occidental Petroleum Corp.
6.750%, 1/15/12		100,000	109,305
7.000%, 11/1/13		200,000	231,669
Ohio Power Co.
Series G
6.600%, 2/15/33		325,000	346,236
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	108,225
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	331,905
ONEOK Partners LP
8.625%, 3/1/19		550,000	679,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Oracle Corp.
3.750%, 7/8/14		$750,000	$782,664
5.250%, 1/15/16		400,000	440,656
5.750%, 4/15/18		120,000	131,617
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	321,914
5.800%, 3/1/37		310,000	307,601
Pemex Project Funding Master Trust
6.625%, 6/15/35		625,000	615,741
Pepco Holdings, Inc.
6.450%, 8/15/12		100,000	107,147
Pepsi Bottling Group, Inc.
Series B
7.000%, 3/1/29		100,000	117,878
PepsiCo, Inc.
7.900%, 11/1/18		400,000	495,421
Pfizer, Inc.
5.350%, 3/15/15		1,425,000	1,570,143
4.750%, 6/3/16	EUR	1,800,000	2,652,066
4.650%, 3/1/18		$100,000	102,333
7.200%, 3/15/39		395,000	481,737
Pharmacia Corp.
6.600%, 12/1/28		100,000	112,470
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	215,334
6.375%, 5/16/38		100,000	108,801
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	105,455
4.750%, 5/15/18		100,000	100,934
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	228,806
PNC Funding Corp.
5.250%, 11/15/15		200,000	210,243
Port Authority of New York & New Jersey
6.040%, 12/1/29		375,000	383,734
Praxair, Inc.
3.950%, 6/1/13		100,000	105,183
Pregis Corp.
5.684%, 4/15/13(l)	EUR	600,000	745,559
Principal Life Global Funding l
6.250%, 2/15/12§		$100,000	106,939
Procter & Gamble Co.
4.500%, 5/12/14	EUR	1,500,000	2,185,170
4.850%, 12/15/15		$100,000	109,648
5.125%, 10/24/17	EUR	1,500,000	2,254,031
5.800%, 8/15/34		$300,000	313,214
Progress Energy, Inc.
7.750%, 3/1/31		100,000	117,922
Progressive Corp.
6.700%, 6/15/37(l)		220,000	216,011
Prudential Financial, Inc.
5.100%, 12/14/11		400,000	419,963
5.100%, 9/20/14		200,000	211,246
PSEG Power LLC
5.500%, 12/1/15		625,000	674,929
Qwest Corp.
8.375%, 5/1/16		710,000	798,750
R.R. Donnelley & Sons Co.
4.950%, 4/1/14		100,000	100,502
6.125%, 1/15/17		425,000	426,644
Raytheon Co.
7.000%, 11/1/28		100,000	115,174
Regions Bank/Alabama
3.250%, 12/9/11		1,900,000	1,970,674
Regions Financial Corp.
6.375%, 5/15/12		$700,000	$702,160
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	1,080,000	1,480,583
Safeway, Inc.
5.625%, 8/15/14		$100,000	109,187
Sara Lee Corp.
6.250%, 9/15/11		100,000	106,259
Sempra Energy
6.000%, 10/15/39		420,000	412,189
Simon Property Group LP
6.100%, 5/1/16		200,000	210,548
SLM Corp.
6.500%, 6/15/10	NZD	795,000	564,837
5.375%, 5/15/14		$600,000	568,314
Southern California Edison Co.
6.000%, 1/15/34		355,000	370,299
Southern Power Co.
Series B
6.250%, 7/15/12		100,000	109,346
Southwest Airlines Co.
5.125%, 3/1/17		100,000	97,343
Sovereign Bank
5.125%, 3/15/13		100,000	102,504
Spectra Energy Capital LLC
7.500%, 9/15/38		170,000	192,760
State of California
7.550%, 4/1/39		340,000	351,516
State of Illinois
5.100%, 6/1/33		1,185,000	971,487
State Street Bank and Trust Co.
5.300%, 1/15/16		100,000	108,237
8.250%, 3/15/42(l)		110,000	113,852
SunTrust Banks, Inc./Georgia
5.200%, 1/17/17		100,000	95,947
5.450%, 12/1/17		100,000	96,757
Sysco Corp.
5.375%, 9/21/35		100,000	98,027
Target Corp.
7.000%, 7/15/31		100,000	112,658
6.350%, 11/1/32		100,000	106,322
6.500%, 10/15/37		300,000	326,472
Tennessee Valley Authority
4.500%, 4/1/18		550,000	567,385
Series B
4.700%, 7/15/33		300,000	275,128
Series E
6.250%, 12/15/17		100,000	115,387
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36		100,000	103,730
TIAA Global Markets, Inc.
4.950%, 7/15/13§		500,000	536,810
Time Warner Cable, Inc.
6.200%, 7/1/13		1,245,000	1,373,849
8.250%, 4/1/19		1,970,000	2,383,873
Time Warner, Inc.
6.875%, 5/1/12		1,610,000	1,770,928
7.625%, 4/15/31		600,000	685,272
7.700%, 5/1/32		700,000	807,920
Toll Brothers Finance Corp.
6.875%, 11/15/12		8,000	8,601
Travelers Cos., Inc.
5.750%, 12/15/17		300,000	325,722
6.250%, 3/15/37(l)		250,000	246,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Travelers Property Casualty Corp.
6.375%, 3/15/33		$100,000	$105,020
U.S. Bank N.A./Ohio
6.375%, 8/1/11		200,000	212,953
4.950%, 10/30/14		100,000	106,459
4.800%, 4/15/15		100,000	106,343
U.S. Treasury Bonds
8.125%, 8/15/19		1,200,000	1,613,626
8.500%, 2/15/20		1,300,000	1,798,063
8.000%, 11/15/21		2,100,000	2,861,250
6.250%, 8/15/23		6,900,000	8,291,860
6.375%, 8/15/27		5,700,000	7,002,985
5.375%, 2/15/31		780,000	862,875
4.500%, 2/15/36		2,100,000	2,051,110
5.000%, 5/15/37		200,000	210,594
4.375%, 2/15/38		1,200,000	1,141,126
4.500%, 5/15/38		3,100,000	3,007,484
3.500%, 2/15/39		1,500,000	1,213,829
4.250%, 5/15/39		2,770,000	2,566,577
4.500%, 8/15/39		4,550,000	4,393,593
4.375%, 11/15/39		3,375,000	3,191,483
U.S. Treasury Notes
0.875%, 2/28/11		2,500,000	2,510,255
0.875%, 5/31/11		4,500,000	4,519,337
1.000%, 7/31/11		13,000,000	13,067,028
4.500%, 9/30/11		12,800,000	13,519,002
0.875%, 2/29/12		6,005,000	5,992,569
4.625%, 2/29/12		11,100,000	11,874,402
1.375%, 5/15/12		4,000,000	4,024,688
4.750%, 5/31/12		2,800,000	3,018,095
1.875%, 6/15/12		4,895,000	4,974,926
1.375%, 9/15/12		13,870,000	13,900,347
4.250%, 9/30/12		2,100,000	2,253,071
3.875%, 10/31/12		2,700,000	2,873,813
1.125%, 12/15/12		7,000,000	6,939,296
3.625%, 12/31/12		2,300,000	2,435,843
1.375%, 2/15/13		16,810,000	16,731,194
2.750%, 2/28/13		5,450,000	5,640,325
1.500%, 12/31/13		5,500,000	5,398,591
1.875%, 4/30/14		16,345,000	16,147,077
2.375%, 8/31/14		288,000	288,675
2.375%, 10/31/14		1,725,000	1,722,709
2.125%, 11/30/14		8,000,000	7,895,000
4.000%, 2/15/15		1,100,000	1,177,688
2.375%, 2/28/15		9,975,000	9,906,472
2.500%, 3/31/15		3,000,000	2,991,570
4.125%, 5/15/15		1,200,000	1,290,563
2.625%, 4/30/16		3,095,000	3,029,955
4.875%, 8/15/16		1,400,000	1,551,484
4.625%, 2/15/17		2,400,000	2,615,062
3.000%, 2/28/17		1,440,000	1,417,388
4.500%, 5/15/17		4,300,000	4,642,658
4.250%, 11/15/17		9,630,000	10,186,730
4.000%, 8/15/18		3,500,000	3,605,273
2.750%, 2/15/19		10,200,000	9,467,671
3.625%, 8/15/19		7,745,000	7,650,604
3.375%, 11/15/19		12,380,000	11,945,734
UBS Preferred Funding Trust I
8.622%, 10/29/49(l)		275,000	272,300
UBS Preferred Funding Trust V
Series 1
6.243%, 5/29/49(l)		150,000	135,000
Unilever Capital Corp.
5.900%, 11/15/32		200,000	209,284
Union Pacific Corp.
6.150%, 5/1/37		$125,000	$129,192
Union Planters Corp.
4.375%, 12/1/10		100,000	100,502
UnionBanCal Corp.
5.250%, 12/16/13		100,000	107,014
United Parcel Service, Inc.
5.500%, 1/15/18		170,000	185,990
8.375%, 4/1/30(e)		100,000	127,445
United Technologies Corp.
4.875%, 5/1/15		400,000	433,887
6.125%, 2/1/19		287,000	322,809
UnitedHealth Group, Inc.
5.375%, 3/15/16		200,000	210,799
5.800%, 3/15/36		400,000	374,587
USB Capital IX
6.189%, 10/29/49(l)		275,000	235,125
Valero Energy Corp.
6.875%, 4/15/12		200,000	216,735
6.625%, 6/15/37		300,000	285,317
Verizon Communications, Inc.
6.875%, 6/15/12		200,000	222,286
7.375%, 9/1/12		300,000	339,727
4.375%, 6/1/13		200,000	212,364
4.900%, 9/15/15		300,000	322,024
7.750%, 12/1/30		900,000	1,070,929
5.850%, 9/15/35		100,000	97,327
7.350%, 4/1/39		100,000	115,883
Viacom, Inc.
6.250%, 4/30/16		300,000	331,442
6.875%, 4/30/36		100,000	106,019
Virginia Electric & Power Co.
Series A
5.400%, 1/15/16		100,000	107,630
5.950%, 9/15/17		700,000	764,349
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 A5
5.215%, 1/15/41(l)		3,500,000	3,565,820
Series 2007-C32 A2
5.735%, 6/15/49(l)		2,375,000	2,453,677
Series 2007-C33 A4
5.902%, 2/15/51(l)		1,130,000	1,053,718
Wachovia Bank N.A.
5.600%, 3/15/16		400,000	419,476
6.600%, 1/15/38		800,000	823,098
Wachovia Capital Trust III
5.800%, 3/29/49(l)		525,000	444,938
Wachovia Corp.
4.875%, 2/15/14		100,000	103,597
Wal-Mart Stores, Inc.
5.000%, 4/5/12		1,000,000	1,072,570
4.750%, 1/29/13	GBP	255,000	412,735
7.550%, 2/15/30		$100,000	123,597
5.250%, 9/1/35		400,000	382,166
Walt Disney Co.
6.375%, 3/1/12		100,000	109,592
Waste Management, Inc.
6.375%, 11/15/12		100,000	110,801
7.375%, 3/11/19		283,000	328,049
7.000%, 7/15/28		100,000	107,521
WellPoint, Inc.
5.250%, 1/15/16		200,000	210,851
5.950%, 12/15/34		100,000	97,839
Wells Fargo & Co.
5.125%, 9/15/16		100,000	103,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 2/7/35	$200,000	$185,929
Wells Fargo Capital X
5.950%, 12/15/36	525,000	481,339
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	625,000	645,313
Wyeth
5.500%, 2/1/14	400,000	441,261
5.500%, 2/15/16	200,000	223,101
6.500%, 2/1/34	100,000	111,466
XCEL Energy, Inc.
6.500%, 7/1/36	100,000	105,637
XTO Energy, Inc.
5.300%, 6/30/15	100,000	109,765
5.650%, 4/1/16	100,000	110,716
6.500%, 12/15/18	100,000	115,415
6.375%, 6/15/38	300,000	335,961
Yum! Brands, Inc.
8.875%, 4/15/11	100,000	107,249

Total United States		862,877,554

Total Long Term Debt Securities (100.5%) (Cost $1,247,384,318)		1,264,567,610

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (10.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $125,652,964)	$125,652,964	$125,652,964

Total Investments Before Securities Sold Short (110.5%) (Cost/Amortized Cost $1,373,037,282)		1,390,220,574

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-2.5%)
Federal National Mortgage Association
4.500%, 4/25/40 TBA	$(10,100,000)	$(10,118,938)
6.000%, 4/25/40 TBA	(8,900,000)	(9,452,078)
5.500%, 5/25/40 TBA	(10,900,000)	(11,440,742)

Total Securities Sold Short (-2.5%) (Proceeds Received $31,050,984)		(31,011,758)

Total Investments after Securities Sold Short (108.0%) (Cost/Amortized Cost $1,341,986,298)	1,359,208,816
Other Assets Less Liabilities (-8.0%)		(101,159,373)

Net Assets (100%)		$1,258,049,443

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $9,840,277 or 0.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

HUF — Hungary Forint

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. Australian Dollar, expiring 5/28/10	7,897	11,880	$10,665,784	$10,836,263	$(170,479)
European Union Euro vs. Japanese Yen, expiring 4/6/10	28,155	3,500,000	38,027,197	37,437,365	589,832
Japanese Yen vs. Australian Dollar, expiring 6/25/10	1,720,000	21,037	18,406,302	19,126,258	(719,956)
Japanese Yen vs. British Pound, expiring 5/6/10	510,000	3,801	5,456,062	5,767,697	(311,635)
Japanese Yen vs. European Union Euro, expiring 4/1/10	2,140,000	16,920	22,890,149	22,852,536	37,613
Japanese Yen vs. European Union Euro, expiring 4/6/10	3,500,000	27,850	37,437,365	37,615,857	(178,492)
Japanese Yen vs. European Union Euro, expiring 5/28/10	750,000	6,045	8,024,553	8,164,908	(140,355)
Japanese Yen vs. European Union Euro, expiring 5/28/10	585,500	4,808	6,264,501	6,493,350	(228,849)
Japanese Yen vs. European Union Euro, expiring 7/1/10	2,230,000	17,901	23,864,965	24,178,111	(313,146)
Japanese Yen vs. New Zealand Dollar, expiring 4/14/10	112,797	1,780	1,206,574	1,263,675	(57,101)
Japanese Yen vs. New Zealand Dollar, expiring 4/14/10	1,685,000	25,050	18,024,215	17,783,871	240,344
Japanese Yen vs. U.S. Dollar, expiring 5/28/10	3,705,000	41,188	39,641,292	41,188,176	(1,546,884)
U.S. Dollar vs. British Pound, expiring 5/6/10	3,725	2,480	3,724,970	3,762,879	(37,909)
U.S. Dollar vs. European Union Euro, expiring 4/6/10	9,600	7,059	9,600,000	9,533,720	66,280
U.S. Dollar vs. European Union Euro, expiring 6/7/10	9,600	7,100	9,600,000	9,589,634	10,366

					$(2,760,371)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$4,924,828	$—	$4,924,828
Collateralized debt obligations	—	24,429,884	—	24,429,884
Non-Agency CMO	—	4,162,695	—	4,162,695
Corporate Bonds
Consumer Discretionary	—	24,714,564	—	24,714,564
Consumer Staples	—	33,699,528	—	33,699,528
Energy	—	27,197,099	—	27,197,099
Financials	—	104,254,313	—	104,254,313
Government	—	115,387	—	115,387
Health Care	—	14,437,648	—	14,437,648
Industrials	—	16,338,362	—	16,338,362
Information Technology	—	6,544,347	—	6,544,347
Materials	—	19,826,811	—	19,826,811
Telecommunication Services	—	26,331,393	—	26,331,393
Utilities	—	25,223,923	—	25,223,923
Forward Currency Contracts Government Securities	—	944,435	—	944,435
Agency ABS	—	1,379,610	—	1,379,610
Foreign Governments	—	249,704,361	—	249,704,361
Municipal Bonds	—	3,353,890	—	3,353,890
Supranational	—	27,626,771	—	27,626,771
U.S. Government Agencies	—	392,890,646	—	392,890,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Treasuries	$—	$257,411,550	$—	$257,411,550
Short-Term Investments	—	125,652,964	—	125,652,964

Total Assets	$—	$1,391,165,009	$—	$1,391,165,009

Liabilities:
Forward Currency Contracts Government Securities	$—	$(3,704,806)	$—	$(3,704,806)
U.S. Government Agencies	—	(31,011,758)	—	(31,011,758)

Total Liabilities	$—	$(34,716,564)	$—	$(34,716,564)

Total	$—	$1,356,448,445	$—	$1,356,448,445

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,772,083
Total gains or losses (realized/unrealized) included in earnings	85,720
Purchases, sales, issuances, and settlements (net)	(1,857,803)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$457,304,266
Long-term U.S. Treasury securities	76,808,149

$534,112,415

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$392,181,544
Long-term U.S. Treasury securities	79,231,357

$471,412,901

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,137,338
Aggregate gross unrealized depreciation	(13,893,722)

Net unrealized appreciation	$16,243,616

Federal income tax cost of investments	$1,373,976,958

The Portfolio has a net capital loss carryforward of $21,139,706 which expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.1%)
AGL Energy Ltd.	43,905	$605,550
Alumina Ltd.	194,838	308,418
Amcor Ltd.	110,130	645,779
AMP Ltd.	180,559	1,037,219
Aristocrat Leisure Ltd.	25,895	107,644
Arrow Energy Ltd.*	39,087	180,417
Asciano Group*	267,490	465,151
ASX Ltd.	16,810	523,548
Australia & New Zealand Banking Group Ltd.	220,139	5,122,988
Bendigo and Adelaide Bank Ltd.	35,871	329,170
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	296,412	11,856,588
Billabong International Ltd.	13,246	137,354
BlueScope Steel Ltd.*	174,994	467,297
Boral Ltd.	58,560	301,468
Brambles Ltd.	132,477	894,737
Caltex Australia Ltd.	7,595	78,826
CFS Retail Property Trust (REIT)	186,237	320,438
Coca-Cola Amatil Ltd.	54,965	567,435
Cochlear Ltd.	4,146	277,125
Commonwealth Bank of Australia	134,129	6,928,369
Computershare Ltd.	44,098	506,641
Crown Ltd.	50,427	378,524
CSL Ltd.	51,383	1,717,733
CSR Ltd.	98,595	149,737
Dexus Property Group (REIT)	383,199	284,830
Energy Resources of Australia Ltd.	7,710	133,719
Fairfax Media Ltd.	167,864	277,273
Fortescue Metals Group Ltd.*	106,578	479,226
Foster’s Group Ltd.	181,083	879,044
Goodman Fielder Ltd.	82,335	108,043
Goodman Group (REIT)	457,980	275,274
GPT Group (REIT)	796,081	420,051
Harvey Norman Holdings Ltd.	49,813	165,473
Incitec Pivot Ltd.	154,001	490,377
Insurance Australia Group Ltd.	201,770	718,398
Intoll Group	161,210	165,687
Leighton Holdings Ltd.	13,988	500,607
Lend Lease Group	34,677	275,573
Macquarie Group Ltd.	28,715	1,245,053
MAp Group	62,178	176,308
Metcash Ltd.	54,958	208,789
Mirvac Group (REIT)	220,369	298,277
National Australia Bank Ltd.	184,479	4,658,782
Newcrest Mining Ltd.	44,220	1,331,786
Nufarm Ltd.	10,932	82,561
OneSteel Ltd.	129,826	464,626
Orica Ltd.	33,882	832,950
Origin Energy Ltd.	75,742	1,150,302
OZ Minerals Ltd.*	281,517	295,793
Paladin Energy Ltd.*	45,209	163,870
Qantas Airways Ltd.*	123,700	322,378
QBE Insurance Group Ltd.	91,883	1,756,311
Rio Tinto Ltd.	38,331	2,757,676
Santos Ltd.	75,552	1,016,382
Sims Metal Management Ltd.	11,579	230,148
Sonic Healthcare Ltd.	35,067	462,416
SP AusNet	57,816	48,015
Stockland Corp., Ltd. (REIT)	222,390	814,264
Suncorp-Metway Ltd.	119,802	938,856
TABCORP Holdings Ltd.	55,636	352,275
Tatts Group Ltd.	86,000	$194,138
Telstra Corp., Ltd.	349,157	958,008
Toll Holdings Ltd.	65,473	445,803
Transurban Group	111,714	517,698
Wesfarmers Ltd.	86,554	2,524,961
Wesfarmers Ltd. (PPS)	11,930	348,899
Westfield Group (REIT)	185,543	2,053,378
Westpac Banking Corp.	261,860	6,689,836
Woodside Petroleum Ltd.	46,716	2,010,553
Woolworths Ltd.	107,158	2,753,339
WorleyParsons Ltd.	16,444	384,036

		77,570,198

Austria (0.1%)
Erste Group Bank AG	16,923	710,854
Immoeast AG*	32,436	177,867
OMV AG	14,005	525,483
Raiffeisen International Bank Holding AG	4,265	202,771
Telekom Austria AG	28,020	391,698
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,037	239,642
Vienna Insurance Group	3,613	190,804
Voestalpine AG	11,572	468,110

		2,907,229

Belgium (0.4%)
Anheuser-Busch InBev N.V.	61,681	3,107,026
Belgacom S.A.	13,536	528,727
Cie Nationale a Portefeuille	2,506	131,328
Colruyt S.A.	1,329	327,141
Delhaize Group S.A.	9,817	788,930
Dexia S.A.*	47,677	284,368
Fortis*	203,983	726,243
Groupe Bruxelles Lambert S.A.	7,328	647,499
KBC Groep N.V.*	15,217	736,922
Mobistar S.A.	3,392	208,752
Solvay S.A.	5,709	586,874
UCB S.A.	8,215	350,787
Umicore S.A.	11,953	417,411

		8,842,008

Bermuda (0.1%)
Nabors Industries Ltd.*	28,871	566,738
Seadrill Ltd.	26,898	626,829
XL Capital Ltd., Class A	31,715	599,414

		1,792,981

Brazil (2.5%)
Banco Bradesco S.A. (ADR)	165,950	3,058,459
Banco Bradesco S.A. (Preference)	65,230	1,194,303
BRF - Brasil Foods S.A.	197,227	5,331,179
Cia de Bebidas das Americas (Preference) (ADR)	45,300	4,152,198
Cia de Concessoes Rodoviarias	44,400	970,965
Cielo S.A.	438,800	4,167,533
Itau Unibanco Holding S.A.	114,676	2,511,026
Itau Unibanco Holding S.A. (Preference) (ADR)	245,584	5,400,392
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	308,200	2,166,334
NET Servicos de Comunicacao S.A. (Preference)*	184,808	2,390,184
OGX Petroleo e Gas Participacoes S.A.	142,800	1,336,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
PDG Realty S.A. Empreendimentos e Participacoes	248,100	$2,075,929
Petroleo Brasileiro S.A. (Preference)	327,542	6,490,612
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	21,700	859,103
Petroleo Brasileiro S.A. (ADR)	56,000	2,491,440
Tim Participacoes S.A. (ADR)	43,300	1,202,008
Ultrapar Participacoes S.A. (Preference)	44,800	2,140,555
Vale S.A. (Preference), Class A	21,356	592,638
Vale S.A. (ADR)	428,285	11,889,192
Vivo Participacoes S.A.(Preference) (ADR)	87,900	2,382,969

		62,803,197

Cayman Islands (0.0%)
Sany Heavy Equipment International Holdings Co., Ltd.*	1,090,000	1,221,367

China (2.2%)
Bank of China Ltd., Class H	5,465,900	2,914,490
China Citic Bank Corp. Ltd, Class H^	3,494,000	2,619,065
China Coal Energy Co., Class H	1,909,000	2,979,950
China Construction Bank Corp., Class H	9,580,000	7,847,352
China Dongxiang Group Co.	1,426,600	1,028,942
China Life Insurance Co., Ltd., Class H	1,279,000	6,127,932
China Longyuan Power Group Corp., Class H*	455,000	539,138
China Oilfield Services Ltd., Class H	1,506,000	2,211,212
China Pacific Insurance Group Co. Ltd., Class H*	702,200	3,111,141
China Petroleum & Chemical Corp., Class H	6,732,000	5,514,444
China Telecom Corp. Ltd., Class H	2,680,000	1,322,008
China Zhongwang Holdings Ltd.*^	2,866,800	2,518,154
Dongfeng Motor Group Co., Ltd., Class H	1,919,000	3,119,140
Foxconn International Holdings Ltd.*	158,455	167,144
Industrial & Commercial Bank of China Ltd., Class H	5,586,000	4,259,152
PetroChina Co., Ltd., Class H	1,570,000	1,836,056
Ping An Insurance Group Co. of China Ltd., Class H	439,000	3,782,606
Tsingtao Brewery Co., Ltd., Class H	210,000	1,056,187
Want Want China Holdings Ltd.	2,228,000	1,581,129
Yangzijiang Shipbuilding Holdings Ltd.	104,647	86,772

		54,622,014

Cyprus (0.0%)
Bank of Cyprus PCL	53,142	335,913

Czech Republic (0.3%)
CEZ A/S	25,652	1,211,751
Komercni Banka A/S	21,687	4,401,220
Telefonica O2 Czech Republic A/S	63,656	1,486,562

		7,099,533

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	43	313,150
A. P. Moller - Maersk A/S, Class B	113	861,062
Carlsberg A/S, Class B	9,943	834,506
Coloplast A/S, Class B	1,806	198,890
Danske Bank A/S*	42,328	1,041,343
DSV A/S	20,093	359,077
H. Lundbeck A/S	6,400	120,643
Novo Nordisk A/S, Class B	39,150	3,037,929
Novozymes A/S, Class B	4,303	$476,220
Topdanmark A/S*	1,373	178,855
TrygVesta A/S	2,279	150,423
Vestas Wind Systems A/S*	18,558	1,008,404
William Demant Holding A/S*	1,548	109,532

		8,690,034

Egypt (0.4%)
Commercial International Bank Egypt SAE	384,230	4,540,139
Orascom Construction Industries	41,074	1,968,657
Orascom Construction Industries (GDR)^	24,243	1,175,785
Telecom Egypt	1,017,890	3,144,626

		10,829,207

Finland (0.5%)
Elisa Oyj*	12,539	258,610
Fortum Oyj	38,237	935,287
Kesko Oyj, Class B	4,663	183,526
Kone Oyj, Class B	13,064	539,934
Metso Oyj	12,798	413,299
Neste Oil Oyj	11,464	199,897
Nokia Oyj	328,386	5,113,953
Nokian Renkaat Oyj	10,610	275,574
Orion Oyj, Class B	5,670	125,441
Outokumpu Oyj	11,553	253,566
Pohjola Bank plc	13,409	150,682
Rautaruukki Oyj	8,313	179,647
Sampo Oyj, Class A	39,439	1,046,189
Sanoma Oyj	4,459	98,770
Stora Enso Oyj*	59,373	452,284
UPM-Kymmene Oyj	49,913	662,352
Wartsila Oyj	8,714	441,359

		11,330,370

France (3.6%)
Accor S.A.	14,304	791,335
Aeroports de Paris S.A.	2,942	242,231
Air France-KLM*	15,576	246,247
Air Liquide S.A.	21,212	2,546,411
Alcatel-Lucent*	224,072	708,487
Alstom S.A.	16,855	1,051,070
Atos Origin S.A.*	2,965	148,894
AXA S.A.	143,657	3,195,679
BioMerieux	1,334	153,204
BNP Paribas S.A.	81,145	6,231,770
Bouygues S.A.	19,284	969,430
Bureau Veritas S.A.	4,509	239,340
Cap Gemini S.A.	14,291	703,949
Carrefour S.A.	53,990	2,602,207
Casino Guichard Perrachon S.A.	5,734	485,201
Christian Dior S.A.	6,359	678,342
Cie de Saint-Gobain S.A.	32,239	1,550,152
Cie Generale de Geophysique-Veritas*	14,763	418,832
Cie Generale d’Optique Essilor International S.A.	19,146	1,222,381
CNP Assurances S.A.	3,943	372,367
Compagnie Generale des Etablissements Michelin, Class B	14,076	1,037,281
Credit Agricole S.A.	77,576	1,357,923
Danone S.A.	46,528	2,802,800
Dassault Systemes S.A.	6,799	402,173
EDF S.A.	20,429	1,114,734
Eiffage S.A.	4,086	211,341
Eramet S.A.	365	125,638
Eurazeo S.A.	3,169	220,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Eutelsat Communications S.A.	9,165	$325,808
Fonciere Des Regions (REIT)	2,590	285,277
France Telecom S.A.	157,886	3,777,701
GDF Suez S.A.	105,766	4,085,591
Gecina S.A. (REIT)	1,777	196,665
Groupe Eurotunnel S.A.	40,584	413,578
Hermes International S.A.	4,932	685,126
ICADE (REIT)	1,842	205,028
Iliad S.A.	1,512	155,921
Imerys S.A.	3,667	226,047
Ipsen S.A.	2,443	119,298
J.C. Decaux S.A.*	7,930	221,603
Klepierre S.A. (REIT)	9,239	362,879
Lafarge S.A.	17,528	1,233,425
Lagardere S.C.A.	12,048	487,528
Legrand S.A.	9,555	301,859
L’Oreal S.A.	20,267	2,131,310
LVMH Moet Hennessy Louis Vuitton S.A.	20,688	2,418,122
M6-Metropole Television	3,743	96,812
Natixis S.A.*	85,867	463,325
Neopost S.A.	2,128	170,065
PagesJaunes Groupe S.A.	6,752	77,535
Pernod-Ricard S.A.	17,995	1,528,052
Peugeot S.A.*	14,998	441,604
PPR S.A.	6,525	868,697
Publicis Groupe S.A.	11,889	508,714
Renault S.A.*	17,791	833,821
Safran S.A.	19,726	514,208
Sanofi-Aventis S.A.	90,325	6,733,040
Schneider Electric S.A.	19,855	2,328,802
SCOR SE	16,895	426,720
Societe BIC S.A.	1,794	137,364
Societe Des Autoroutes Paris-Rhin-Rhone*	2,156	155,064
Societe Generale S.A.	53,259	3,349,619
Societe Television Francaise 1 S.A.	13,512	250,663
Sodexo S.A.	9,514	568,616
Suez Environnement Co. S.A.	27,119	624,146
Technip S.A.	10,069	818,702
Thales S.A.	9,321	374,157
Total S.A.	181,864	10,557,376
Unibail-Rodamco S.A. (REIT)	7,795	1,579,247
Vallourec S.A.	5,446	1,098,197
Veolia Environnement	34,460	1,195,234
Vinci S.A.	36,917	2,175,726
Vivendi S.A.	104,087	2,785,694

		90,123,516

Germany (2.8%)
Adidas AG	20,024	1,070,998
Allianz SE (Registered)	39,434	4,944,268
BASF SE	78,483	4,867,661
Bayer AG	70,765	4,786,584
Bayerische Motoren Werke (BMW) AG	31,224	1,441,463
Bayerische Motoren Werke (BMW) AG (Preference)	3,068	108,588
Beiersdorf AG	7,195	430,358
Celesio AG	6,043	193,194
Commerzbank AG*	69,114	591,925
Daimler AG	76,784	3,614,753
Deutsche Bank AG (Registered)	51,133	3,938,651
Deutsche Boerse AG	17,608	1,305,170
Deutsche Lufthansa AG (Registered)	25,479	422,594
Deutsche Post AG (Registered)	77,354	1,342,022
Deutsche Postbank AG*	9,233	$296,238
Deutsche Telekom AG (Registered)	244,036	3,307,608
E.ON AG	162,553	6,001,460
Fraport AG	2,367	124,635
Fresenius Medical Care AG & Co. KGaA	18,509	1,044,341
Fresenius SE	1,730	128,771
Fresenius SE (Preference)	8,060	608,541
GEA Group AG	14,442	334,724
Hannover Rueckversicherung AG (Registered)*	5,547	273,910
HeidelbergCement AG	13,511	753,669
Henkel AG & Co. KGaA	10,526	487,712
Henkel AG & Co. KGaA (Preference)	15,125	814,283
Hochtief AG	3,881	326,149
Infineon Technologies AG*	94,024	652,620
K+S AG	16,405	995,533
Linde AG	13,347	1,592,516
MAN SE	10,312	863,251
Merck KGaA	6,432	521,243
Metro AG	9,931	589,112
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,549	2,847,862
Porsche Automobil Holding SE (Preference)	8,662	528,634
Puma AG Rudolf Dassler Sport	363	114,997
RWE AG	36,928	3,271,918
RWE AG (Non-Voting)(Preference)	2,823	232,167
Salzgitter AG	4,111	381,625
SAP AG	72,905	3,531,103
Siemens AG (Registered)	70,592	7,069,838
Solarworld AG	4,970	74,948
Suedzucker AG	3,957	87,329
ThyssenKrupp AG	31,670	1,088,840
TUI AG*	8,640	97,150
United Internet AG*	8,501	128,941
Volkswagen AG	3,079	297,344
Volkswagen AG (Preference)	9,147	838,863
Wacker Chemie AG	1,783	265,866

		69,631,970

Greece (0.1%)
Alpha Bank AE*	46,478	440,056
Coca Cola Hellenic Bottling Co. S.A.	14,708	396,513
EFG Eurobank Ergasias S.A.*	26,384	242,322
Hellenic Petroleum S.A.	7,176	82,190
Hellenic Telecommunications Organization S.A.	23,801	295,429
Marfin Investment Group S.A.*	50,505	115,965
National Bank of Greece S.A.*	55,667	1,120,281
OPAP S.A.	21,101	478,801
Piraeus Bank S.A.*	27,917	243,958
Public Power Corp. S.A.*	10,934	191,984
Titan Cement Co. S.A.	5,317	140,756

		3,748,255

Hong Kong (2.0%)
ASM Pacific Technology Ltd.	13,000	123,148
Bank of East Asia Ltd.	120,800	444,973
Beijing Enterprises Holdings Ltd.	418,500	2,907,953
Belle International Holdings Ltd.	2,006,000	2,697,317
BOC Hong Kong Holdings Ltd.	335,500	800,265
Cathay Pacific Airways Ltd.*	77,000	162,246
Cheung Kong Holdings Ltd.	126,000	1,622,823
Cheung Kong Infrastructure Holdings Ltd.	28,000	108,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
China Mobile Ltd.	522,000	$5,022,172
China Resources Power Holdings Co., Ltd.	1,412,200	3,022,927
China Unicom Hong Kong Ltd.	2,222,000	2,501,244
Chinese Estates Holdings Ltd.	55,500	92,783
CLP Holdings Ltd.	186,000	1,329,555
Esprit Holdings Ltd.	109,233	861,709
Fushan International Energy Group Ltd.^	2,470,000	1,876,936
Genting Singapore plc*	480,958	304,262
GOME Electrical Appliances Holdings Ltd.*^	16,611,359	5,584,010
Hang Lung Group Ltd.	64,000	339,608
Hang Lung Properties Ltd.	184,000	741,759
Hang Seng Bank Ltd.	66,700	929,509
Henderson Land Development Co., Ltd.	103,000	725,646
Hengan International Group Co., Ltd.	149,000	1,111,131
Hong Kong & China Gas Co., Ltd.	345,000	860,251
Hong Kong Aircraft Engineering Co., Ltd.	3,600	45,462
Hong Kong Exchanges and Clearing Ltd.	94,300	1,574,045
HongKong Electric Holdings Ltd.	123,000	729,517
Hopewell Holdings Ltd.	55,000	162,926
Hutchison Whampoa Ltd.	193,000	1,411,907
Hysan Development Co., Ltd.	55,000	159,030
Kerry Properties Ltd.	62,500	335,271
Li & Fung Ltd.	208,000	1,023,357
Lifestyle International Holdings Ltd.	30,500	55,074
Link REIT (REIT)	196,000	483,168
Mongolia Energy Co., Ltd.*	356,131	164,666
MTR Corp.	117,500	444,924
New World Development Ltd.	205,000	401,327
Noble Group Ltd.	158,000	345,602
NWS Holdings Ltd.	100,000	199,633
Orient Overseas International Ltd.	25,000	185,304
PCCW Ltd.	492,000	146,379
Shanghai Industrial Holdings Ltd.	866,000	3,970,712
Shangri-La Asia Ltd.	96,000	188,433
Sino Land Co., Ltd.	162,000	317,563
Sun Hung Kai Properties Ltd.	131,000	1,970,673
Swire Pacific Ltd., Class A	72,500	872,138
Television Broadcasts Ltd.	24,000	116,225
Wharf Holdings Ltd.	132,000	743,794
Wheelock & Co., Ltd.	65,000	191,712
Wing Hang Bank Ltd.	16,500	150,884
Yue Yuen Industrial Holdings Ltd.†	44,500	154,748

		50,715,069

Hungary (0.3%)
MOL Hungarian Oil and Gas Nyrt.*	32,075	3,281,605
OTP Bank plc*	31,325	1,095,556
Richter Gedeon Nyrt	17,881	3,868,160

		8,245,321

India (2.1%)
Asian Paints Ltd.	39,431	1,790,709
Bharat Heavy Electricals Ltd.	50,961	2,713,663
Colgate-Palmolive India Ltd.	76,356	1,148,529
Deccan Chronicle Holdings Ltd.	294,700	1,011,872
Dr. Reddy’s Laboratories Ltd.	89,958	2,554,671
Glenmark Pharmaceuticals Ltd.	319,682	1,912,253
Godrej Consumer Products Ltd.	192,300	1,119,234
GVK Power & Infrastructure Ltd.*	423,515	423,091
HDFC Bank Ltd.	147,883	6,368,900
Hero Honda Motors Ltd.	55,308	$2,395,386
Hindalco Industries Ltd.	520,211	2,100,195
Hindustan Construction Co.	479,712	1,432,885
IndusInd Bank Ltd.	552,000	2,091,440
Infosys Technologies Ltd.	112,675	6,565,367
ITC Ltd.	296,055	1,734,654
KSK Energy Ventures Ltd.*	341,500	1,401,523
Marico Ltd.	494,400	1,200,898
Nestle India Ltd.	18,056	1,076,302
Reliance Industries Ltd.	96,126	2,300,108
Rural Electrification Corp. Ltd.	169,838	948,210
Shree Renuka Sugars Ltd.	598,540	950,571
Sun TV Network Ltd.	132,690	1,264,981
Tata Motors Ltd.	202,271	3,413,760
Wipro Ltd.	132,019	2,078,869
Yes Bank Ltd.*	284,950	1,626,110

		51,624,181

Indonesia (0.7%)
PT Astra International Tbk	834,900	3,844,421
PT Bank Central Asia Tbk	5,096,500	3,080,471
PT Bank Rakyat Indonesia	2,034,500	1,844,566
PT Bumi Resources Tbk	6,088,500	1,505,481
PT Indocement Tunggal Prakarsa Tbk	340,000	532,447
PT Indofood Sukses Makmur Tbk	5,068,000	2,102,500
PT Indosat Tbk	714,000	431,562
PT Perusahaan Gas Negara	4,276,500	1,997,376
PT Telekomunikasi Indonesia Tbk	3,344,500	2,958,759

		18,297,583

Ireland (0.2%)
CRH plc	62,154	1,552,204
Elan Corp. plc*	42,300	318,799
Experian plc	95,565	940,454
Kerry Group plc, Class A	14,108	438,264
Shire plc	52,068	1,148,852

		4,398,573

Israel (0.1%)
Check Point Software Technologies Ltd.*	66,489	2,331,104

Italy (1.1%)
A2A S.p.A.	129,712	243,347
Assicurazioni Generali S.p.A.	98,051	2,353,327
Atlantia S.p.A.	24,946	582,220
Autogrill S.p.A.*	4,409	53,655
Banca Carige S.p.A.	50,945	139,166
Banca Monte dei Paschi di Siena S.p.A.	195,453	289,331
Banca Popolare Societa Cooperativa	35,575	220,907
Banco Popolare S.c.a.r.l.*	60,274	419,257
Enel S.p.A.	560,625	3,134,842
ENI S.p.A.	224,375	5,264,015
Exor S.p.A.	3,985	69,217
Fiat S.p.A.*	71,587	932,082
Finmeccanica S.p.A.	40,738	543,625
Fondiaria-Sai S.p.A.	2,292	34,486
Intesa Sanpaolo S.p.A.*	710,985	2,599,237
Italcementi S.p.A.	2,927	33,841
Luxottica Group S.p.A.	12,478	333,697
Mediaset S.p.A.	71,065	610,458
Mediobanca S.p.A.*	47,872	514,357
Mediolanum S.p.A.	21,400	125,226
Parmalat S.p.A.	163,601	448,012
Pirelli & C S.p.A.*	327,216	201,089
Prysmian S.p.A.	6,882	135,245
Saipem S.p.A.	24,902	963,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Snam Rete Gas S.p.A.	141,622	$717,785
Telecom Italia S.p.A.	883,063	1,271,428
Telecom Italia S.p.A. (RNC)	503,963	568,366
Terna Rete Elettrica Nazionale S.p.A.	130,790	565,726
UniCredit S.p.A.*	1,389,247	4,104,595
Unione di Banche Italiane S.c.p.A.	56,377	760,694
Unipol Gruppo Finanziario S.p.A.*	72,036	81,339

		28,314,183

Japan (8.0%)
77 Bank Ltd.	39,000	222,762
ABC-Mart, Inc.	2,500	79,955
Acom Co., Ltd.	3,070	50,242
Advantest Corp.	16,200	405,130
Aeon Co., Ltd.	57,700	654,826
Aeon Credit Service Co., Ltd.	2,900	34,432
Aeon Mall Co., Ltd.	5,400	113,845
Air Water, Inc.	8,000	91,561
Aisin Seiki Co., Ltd.	18,200	545,085
Ajinomoto Co., Inc.	59,000	584,383
Alfresa Holdings Corp.	2,300	99,144
All Nippon Airways Co., Ltd.*	89,000	254,177
Amada Co., Ltd.	25,000	209,648
Aozora Bank Ltd.	68,000	96,010
Asahi Breweries Ltd.	37,000	693,775
Asahi Glass Co., Ltd.	94,000	1,058,744
Asahi Kasei Corp.	112,000	602,589
Asics Corp.	15,000	146,647
Astellas Pharma, Inc.	38,600	1,397,593
Bank of Kyoto Ltd.	30,000	276,286
Bank of Yokohama Ltd.	101,000	494,791
Benesse Holdings, Inc.	7,900	342,229
Bridgestone Corp.	57,300	978,188
Brother Industries Ltd.	16,500	199,433
Canon Marketing Japan, Inc.	5,300	72,167
Canon, Inc.	92,700	4,293,411
Casio Computer Co., Ltd.	22,700	174,578
Central Japan Railway Co.	128	974,821
Chiba Bank Ltd.	61,000	364,734
Chiyoda Corp.	9,000	89,336
Chubu Electric Power Co., Inc.	56,500	1,412,349
Chugai Pharmaceutical Co., Ltd.	21,000	394,887
Chugoku Bank Ltd.	12,000	161,985
Chugoku Electric Power Co., Inc.	22,500	447,160
Chuo Mitsui Trust Holdings, Inc.	84,000	315,371
Citizen Holdings Co., Ltd.	21,100	144,218
Coca-Cola West Co., Ltd.	4,800	78,503
Cosmo Oil Co., Ltd.	54,000	130,538
Credit Saison Co., Ltd.	16,500	255,910
Dai Nippon Printing Co., Ltd.	52,000	702,492
Daicel Chemical Industries Ltd.	18,000	123,799
Daido Steel Co., Ltd.	14,000	58,851
Daihatsu Motor Co., Ltd.	13,000	124,174
Daiichi Sankyo Co., Ltd.	62,600	1,172,453
Daikin Industries Ltd.	21,700	887,822
Dainippon Sumitomo Pharma Co., Ltd.	19,400	177,835
Daito Trust Construction Co., Ltd.	7,700	371,452
Daiwa House Industry Co., Ltd.	46,000	519,093
Daiwa Securities Group, Inc.	154,400	812,545
DeNA Co., Ltd.	19	140,635
Denki Kagaku Kogyo KK	45,000	193,497
Denso Corp.	43,800	1,304,771
Dentsu, Inc.	16,706	439,048
Dowa Holdings Co., Ltd.	14,000	84,308
East Japan Railway Co.	30,896	2,148,080
Eisai Co., Ltd.	23,500	838,298
Electric Power Development Co., Ltd.	13,400	$441,459
Elpida Memory, Inc.*	14,400	283,564
FamilyMart Co., Ltd.	6,500	206,840
Fanuc Ltd.	16,400	1,740,165
Fast Retailing Co., Ltd.	3,900	677,880
Fuji Electric Holdings Co., Ltd.	34,000	92,737
Fuji Heavy Industries Ltd.*	57,000	295,090
Fuji Media Holdings, Inc.	78	115,552
Fujifilm Holdings Corp.	39,600	1,363,911
Fujitsu Ltd.	168,000	1,099,754
Fukuoka Financial Group, Inc.	69,000	293,005
Furukawa Electric Co., Ltd.	64,000	332,699
GS Yuasa Corp.	37,000	249,727
Gunma Bank Ltd.	44,000	243,320
Hachijuni Bank Ltd.	30,000	170,713
Hakuhodo DY Holdings, Inc.	1,230	64,730
Hankyu Hanshin Holdings, Inc.	96,000	444,625
Hino Motors Ltd.	12,000	50,701
Hirose Electric Co., Ltd.	3,100	357,450
Hiroshima Bank Ltd.	57,000	240,828
Hisamitsu Pharmaceutical Co., Inc.	4,500	167,264
Hitachi Chemical Co., Ltd.	7,000	151,246
Hitachi Construction Machinery Co., Ltd.	11,700	276,450
Hitachi High-Technologies Corp.	4,000	91,775
Hitachi Ltd.*	390,200	1,456,624
Hitachi Metals Ltd.	19,000	199,775
Hokkaido Electric Power Co., Inc.	18,900	362,676
Hokuhoku Financial Group, Inc.	89,000	195,155
Hokuriku Electric Power Co.	14,300	314,481
Honda Motor Co., Ltd.	144,400	5,097,016
HOYA Corp.	37,800	1,038,701
Ibiden Co., Ltd.	12,700	437,416
Idemitsu Kosan Co., Ltd.	1,500	113,595
IHI Corp.	93,000	170,104
INPEX Corp.	72	528,313
Isetan Mitsukoshi Holdings Ltd.	36,100	388,068
Isuzu Motors Ltd.	121,000	327,447
Ito En Ltd.	2,600	40,242
ITOCHU Corp.	140,000	1,226,441
ITOCHU Techno-Solutions Corp.	2,100	68,959
Iyo Bank Ltd.	27,000	256,744
J. Front Retailing Co., Ltd.	35,000	205,904
Jafco Co., Ltd.	1,200	31,511
Japan Petroleum Exploration Co.	1,700	86,191
Japan Prime Realty Investment Corp. (REIT)	41	91,262
Japan Real Estate Investment Corp. (REIT)	49	417,724
Japan Retail Fund Investment Corp. (REIT)	132	155,311
Japan Steel Works Ltd.	33,000	378,040
Japan Tobacco, Inc.	382	1,421,927
JFE Holdings, Inc.	42,100	1,695,438
JGC Corp.	21,000	374,671
Joyo Bank Ltd.	51,000	227,479
JS Group Corp.	19,600	398,960
JSR Corp.	18,600	388,553
JTEKT Corp.	21,500	253,888
Jupiter Telecommunications Co., Ltd.	180	207,937
Kajima Corp.	60,000	146,968
Kamigumi Co., Ltd.	17,000	136,742
Kaneka Corp.	19,000	123,158
Kansai Electric Power Co., Inc.	69,400	1,590,061
Kansai Paint Co., Ltd.	14,000	114,108

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.	50,000	$1,267,515
Kawasaki Heavy Industries Ltd.	145,000	400,150
Kawasaki Kisen Kaisha Ltd.*	61,000	243,374
KDDI Corp.	268	1,387,443
Keihin Electric Express Railway Co., Ltd.	32,000	262,873
Keio Corp.	43,000	290,224
Keisei Electric Railway Co., Ltd.	17,000	103,466
Keyence Corp.	3,800	908,033
Kikkoman Corp.	11,000	128,720
Kinden Corp.	7,000	61,322
Kintetsu Corp.	144,000	448,219
Kirin Holdings Co., Ltd.	70,000	1,032,517
Kobe Steel Ltd.	236,000	507,391
Koito Manufacturing Co., Ltd.	6,000	89,079
Komatsu Ltd.	81,500	1,708,632
Konami Corp.	6,800	131,141
Konica Minolta Holdings, Inc.	46,500	542,641
Kubota Corp.	103,000	938,667
Kuraray Co., Ltd.	34,500	464,231
Kurita Water Industries Ltd.	11,800	333,843
Kyocera Corp.	13,800	1,344,721
Kyowa Hakko Kirin Co., Ltd.	19,000	196,117
Kyushu Electric Power Co., Inc.	34,600	753,139
Lawson, Inc.	7,000	298,749
Mabuchi Motor Co., Ltd.	1,700	97,829
Makita Corp.	9,300	306,386
Marubeni Corp.	154,000	957,044
Marui Group Co., Ltd.	20,500	148,668
Maruichi Steel Tube Ltd.	1,800	36,504
Matsui Securities Co., Ltd.	6,500	46,443
Mazda Motor Corp.	149,300	420,001
McDonald’s Holdings Co. Japan Ltd.	7,070	143,533
Medipal Holdings Corp.	9,700	114,856
MEIJI Holdings Co. Ltd.	6,500	252,380
Minebea Co., Ltd.	24,000	146,069
Mitsubishi Chemical Holdings Corp.	115,000	587,977
Mitsubishi Corp.	109,800	2,877,420
Mitsubishi Electric Corp.	165,000	1,516,045
Mitsubishi Estate Co., Ltd.	101,000	1,652,904
Mitsubishi Gas Chemical Co., Inc.	26,000	156,573
Mitsubishi Heavy Industries Ltd.	274,000	1,134,218
Mitsubishi Logistics Corp.	7,000	87,004
Mitsubishi Materials Corp.*	116,000	333,768
Mitsubishi Motors Corp.*	301,000	408,889
Mitsubishi Tanabe Pharma Corp.	21,000	296,502
Mitsubishi UFJ Financial Group, Inc.	1,118,500	5,862,285
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	149,471
Mitsui & Co., Ltd.	151,300	2,542,436
Mitsui Chemicals, Inc.	64,000	193,732
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	124,612
Mitsui Fudosan Co., Ltd.	77,000	1,307,081
Mitsui Mining & Smelting Co., Ltd.	32,000	95,839
Mitsui O.S.K. Lines Ltd.	110,000	789,496
Mitsui Sumitomo Insurance Group Holdings, Inc.	47,707	1,324,202
Mitsumi Electric Co., Ltd.	5,300	115,989
Mizuho Financial Group, Inc.	1,182,607	2,340,168
Mizuho Securities Co., Ltd.	39,000	123,478
Mizuho Trust & Banking Co., Ltd.	93,000	93,507
Murata Manufacturing Co., Ltd.	19,500	1,107,552
Namco Bandai Holdings, Inc.	19,000	185,143
NEC Corp.	209,000	628,185
NGK Insulators Ltd.	24,000	$489,550
NGK Spark Plug Co., Ltd.	12,000	163,012
NHK Spring Co., Ltd.	15,000	137,662
Nidec Corp.	10,000	1,071,772
Nikon Corp.	30,000	654,936
Nintendo Co., Ltd.	8,900	2,979,677
Nippon Building Fund, Inc. (REIT)	52	447,748
Nippon Electric Glass Co., Ltd.	33,000	464,873
Nippon Express Co., Ltd.	88,000	378,393
Nippon Meat Packers, Inc.	20,000	253,075
Nippon Mining Holdings, Inc.†	87,500	409,001
Nippon Oil Corp.†	115,000	579,367
Nippon Paper Group, Inc.	8,500	218,660
Nippon Sheet Glass Co., Ltd.	58,000	171,227
Nippon Steel Corp.	465,000	1,825,382
Nippon Telegraph & Telephone Corp.	46,354	1,953,522
Nippon Yusen KK	143,000	564,413
Nipponkoa Insurance Co., Ltd.†	60,000	376,725
Nishi-Nippon City Bank Ltd.	62,000	183,036
Nissan Chemical Industries Ltd.	9,000	125,917
Nissan Motor Co., Ltd.*	214,000	1,833,501
Nissha Printing Co., Ltd.	1,600	62,467
Nisshin Seifun Group, Inc.	12,500	161,381
Nisshin Steel Co., Ltd.	46,000	95,946
Nisshinbo Holdings, Inc.	7,000	72,478
Nissin Food Holdings Co., Ltd.	7,700	259,028
Nitori Co., Ltd.	3,900	296,181
Nitto Denko Corp.	16,000	621,243
NOK Corp.	6,800	102,338
Nomura Holdings, Inc.	320,100	2,359,064
Nomura Real Estate Holdings, Inc.	6,700	103,342
Nomura Real Estate Office Fund, Inc. (REIT)	19	106,696
Nomura Research Institute Ltd.	7,400	168,596
NSK Ltd.	48,000	378,907
NTN Corp.	31,000	139,929
NTT Data Corp.	116	386,501
NTT DoCoMo, Inc.	1,319	2,009,045
NTT Urban Development Corp.	67	56,616
Obayashi Corp.	57,000	253,022
Obic Co., Ltd.	340	61,752
Odakyu Electric Railway Co., Ltd.	57,000	474,340
OJI Paper Co., Ltd.	78,000	342,069
Olympus Corp.	21,000	673,869
Omron Corp.	20,300	471,184
Ono Pharmaceutical Co., Ltd.	7,200	320,377
Oracle Corp. Japan	2,200	102,011
Oriental Land Co., Ltd.	5,200	362,648
ORIX Corp.	9,760	865,444
Osaka Gas Co., Ltd.	187,000	670,072
Otsuka Corp.	1,600	101,658
Panasonic Corp.	169,800	2,597,219
Panasonic Electric Works Co., Ltd.	29,000	366,028
Rakuten, Inc.	711	514,104
Resona Holdings, Inc.	44,400	561,352
Ricoh Co., Ltd.	61,000	952,615
Rinnai Corp.	3,800	199,572
Rohm Co., Ltd.	9,100	679,410
Sankyo Co., Ltd.	5,300	262,194
Santen Pharmaceutical Co., Ltd.	4,800	144,067
Sanyo Electric Co., Ltd.*	163,000	261,525
Sapporo Hokuyo Holdings, Inc.	15,487	70,734
Sapporo Holdings Ltd.	15,000	78,297
SBI Holdings, Inc.	1,704	336,280
Secom Co., Ltd.	19,800	866,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sega Sammy Holdings, Inc.	14,700	$177,991
Seiko Epson Corp.	14,900	231,413
Sekisui Chemical Co., Ltd.	45,000	305,166
Sekisui House Ltd.	51,000	509,509
Senshu Ikeda Holdings, Inc.	26,411	48,025
Seven & I Holdings Co., Ltd.	65,600	1,585,094
Seven Bank Ltd.	53	106,578
Sharp Corp.	93,000	1,162,873
Shikoku Electric Power Co., Inc.	14,600	413,685
Shimadzu Corp.	15,000	120,173
Shimamura Co., Ltd.	1,500	132,848
Shimano, Inc.	5,000	221,147
Shimizu Corp.	54,000	225,265
Shin-Etsu Chemical Co., Ltd.	35,500	2,061,878
Shinko Electric Industries Co., Ltd.	4,000	61,868
Shinsei Bank Ltd.	102,000	123,286
Shionogi & Co., Ltd.	28,000	532,506
Shiseido Co., Ltd.	33,000	716,547
Shizuoka Bank Ltd.	49,000	427,158
Showa Denko KK	147,000	331,768
Showa Shell Sekiyu KK	11,600	78,417
SMC Corp.	5,100	692,256
Softbank Corp.	65,300	1,608,577
Sojitz Corp.	110,100	213,158
Sompo Japan Insurance, Inc.†	78,000	547,310
Sony Corp.	87,200	3,339,138
Sony Financial Holdings, Inc.	84	275,837
Square Enix Holdings Co., Ltd.	6,700	146,484
Stanley Electric Co., Ltd.	11,500	223,013
Sumco Corp.*	12,400	263,677
Sumitomo Chemical Co., Ltd.	145,000	708,792
Sumitomo Corp.	101,400	1,165,954
Sumitomo Electric Industries Ltd.	67,900	832,318
Sumitomo Heavy Industries Ltd.	60,000	361,322
Sumitomo Metal Industries Ltd.	306,000	926,281
Sumitomo Metal Mining Co., Ltd.	49,000	729,051
Sumitomo Mitsui Financial Group, Inc.	115,054	3,802,726
Sumitomo Realty & Development Co., Ltd.	35,000	666,007
Sumitomo Rubber Industries Ltd.	10,600	93,426
Sumitomo Trust & Banking Co., Ltd.	124,000	726,837
Suruga Bank Ltd.	24,000	214,611
Suzuken Co., Ltd.	4,800	169,173
Suzuki Motor Corp.	32,300	712,749
Sysmex Corp.	2,100	123,093
T&D Holdings, Inc.	25,350	600,059
Taiheiyo Cement Corp.*	48,000	68,799
Taisei Corp.	67,000	147,631
Taisho Pharmaceutical Co., Ltd.	9,000	163,654
Taiyo Nippon Sanso Corp.	30,000	293,293
Takashimaya Co., Ltd.	20,000	164,296
Takeda Pharmaceutical Co., Ltd.	67,400	2,966,638
TDK Corp.	11,300	751,802
Teijin Ltd.	70,000	235,105
Terumo Corp.	15,600	830,977
THK Co., Ltd.	8,300	181,110
Tobu Railway Co., Ltd.	65,000	360,841
Toho Co., Ltd.	7,000	112,761
Toho Gas Co., Ltd.	32,000	174,564
Tohoku Electric Power Co., Inc.	38,700	817,961
Tokio Marine Holdings, Inc.	62,400	1,757,399
Tokuyama Corp.	21,000	116,355
Tokyo Electric Power Co., Inc.	107,900	2,876,102
Tokyo Electron Ltd.	16,000	1,061,076
Tokyo Gas Co., Ltd.	216,000	951,888
Tokyo Steel Manufacturing Co., Ltd.	4,400	$55,112
Tokyo Tatemono Co., Ltd.	25,000	89,849
Tokyu Corp.	92,000	384,768
Tokyu Land Corp.	47,000	179,474
TonenGeneral Sekiyu KK	20,000	168,788
Toppan Printing Co., Ltd.	48,000	433,330
Toray Industries, Inc.	127,000	741,705
Toshiba Corp.*	346,000	1,787,549
Tosoh Corp.	30,000	76,372
TOTO Ltd.	15,000	102,203
Toyo Seikan Kaisha Ltd.	13,500	239,127
Toyo Suisan Kaisha Ltd.	10,000	258,637
Toyoda Gosei Co., Ltd.	7,100	199,049
Toyota Boshoku Corp.	4,100	78,764
Toyota Industries Corp.	16,300	465,515
Toyota Motor Corp.	258,200	10,342,914
Toyota Tsusho Corp.	16,100	252,461
Trend Micro, Inc.	9,500	331,265
Tsumura & Co.	4,000	116,162
Ube Industries Ltd.	74,000	189,967
Unicharm Corp.	4,300	415,328
UNY Co., Ltd.	10,000	82,683
Ushio, Inc.	7,600	128,929
USS Co., Ltd.	2,120	143,994
West Japan Railway Co.	168	578,629
Yahoo! Japan Corp.	1,147	417,749
Yakult Honsha Co., Ltd.	7,100	191,531
Yamada Denki Co., Ltd.	7,990	589,699
Yamaguchi Financial Group, Inc.	17,000	186,020
Yamaha Corp.	11,300	145,888
Yamaha Motor Co., Ltd.*	22,400	335,677
Yamato Holdings Co., Ltd.	38,000	534,089
Yamato Kogyo Co., Ltd.	2,200	73,067
Yamazaki Baking Co., Ltd.	7,000	86,630
Yaskawa Electric Corp.	16,000	146,326
Yokogawa Electric Corp.	15,500	134,956

		200,386,829

Luxembourg (0.2%)
ArcelorMittal S.A.	72,640	3,187,633
Millicom International Cellular S.A. (SDR)	6,874	614,991
SES S.A. (FDR)	27,855	703,350
Tenaris S.A.	41,117	887,444

		5,393,418

Macau (0.0%)
Sands China Ltd.*	184,400	293,074

Malaysia (0.2%)
Axiata Group Bhd*	2,148,600	2,535,901
Sime Darby Bhd	833,000	2,224,228

		4,760,129

Mexico (1.2%)
America Movil S.A.B. de C.V. (ADR)	257,649	12,970,051
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	132,600	6,302,478
Fresnillo plc	17,485	225,004
Grupo Financiero Banorte S.A.B. de C.V., Class O	735,124	3,260,677
Grupo Televisa S.A. (ADR)	203,700	4,281,774
Wal-Mart de Mexico S.A.B. de C.V.	389,200	1,994,202

		29,034,186

Netherlands (1.6%)
Aegon N.V.*	143,559	983,063
Akzo Nobel N.V.	21,834	1,244,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ASML Holding N.V.	40,777	$1,457,296
Corio N.V. (REIT)	5,345	356,882
European Aeronautic Defence and Space Co. N.V.	34,897	702,055
Fugro N.V. (CVA)	6,148	401,821
Heineken Holding N.V.	8,595	382,337
Heineken N.V.	22,037	1,132,531
ING Groep N.V. (CVA)*	309,703	3,092,076
James Hardie Industries SE (CDI)*	32,060	213,588
Koninklijke (Royal) KPN N.V.	148,106	2,346,462
Koninklijke Ahold N.V.	107,483	1,432,847
Koninklijke Boskalis Westminster N.V.	5,373	205,919
Koninklijke DSM N.V.	12,933	576,705
Koninklijke Philips Electronics N.V.	82,382	2,641,532
Koninklijke Vopak N.V.*	2,200	173,264
QIAGEN N.V.*	19,584	450,992
Randstad Holding N.V.*	10,252	487,202
Reed Elsevier N.V.	65,402	794,840
Royal Dutch Shell plc, Class A	313,970	9,100,185
Royal Dutch Shell plc, Class B	238,669	6,575,382
SBM Offshore N.V.	13,868	277,497
TNT N.V.	33,239	953,105
Unilever N.V. (CVA)	140,758	4,257,621
Wolters Kluwer N.V.	27,858	604,092

		40,843,628

New Zealand (0.0%)
Auckland International Airport Ltd.	44,662	61,548
Contact Energy Ltd.*	13,818	62,820
Fletcher Building Ltd.	59,313	351,811
Sky City Entertainment Group Ltd.	40,683	93,055
Telecom Corp. of New Zealand Ltd.	177,356	273,387

		842,621

Norway (0.3%)
DnB NOR ASA*	77,977	890,873
Norsk Hydro ASA*	68,791	524,336
Orkla ASA	72,468	640,765
Renewable Energy Corp. ASA*	32,954	154,146
Statoil ASA	100,100	2,317,566
Telenor ASA*	74,200	1,006,280
Yara International ASA	18,200	790,079

		6,324,045

Philippines (0.3%)
Ayala Corp.	183,200	1,347,953
Metro Pacific Investments Corp.*	18,668,000	1,280,611
Metropolitan Bank & Trust	1,151,550	1,274,120
Philippine Long Distance Telephone Co.	33,750	1,807,369
SM Investments Corp.	85,875	703,115

		6,413,168

Poland (0.8%)
Bank Handlowy w Warszawie S.A.*	56,688	1,587,566
Bank Zachodni WBK S.A.*	23,967	1,727,510
Central European Distribution Corp.*	94,936	3,323,709
Polski Koncern Naftowy Orlen S.A.*	250,024	3,395,971
Powszechna Kasa Oszczednosci Bank Polski S.A.	383,420	5,362,189
Telekomunikacja Polska S.A.	632,955	3,591,753

		18,988,698

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	256,420	285,379
Banco Espirito Santo S.A. (Registered)*	49,748	268,768
Brisa Auto-Estradas de Portugal S.A.	19,881	168,632
Cimpor Cimentos de Portugal SGPS S.A.	15,910	$120,230
EDP - Energias de Portugal S.A.	166,229	660,754
Galp Energia SGPS S.A., Class B	10,848	188,423
Jeronimo Martins SGPS S.A.	14,042	142,244
Portugal Telecom SGPS S.A. (Registered)	55,101	616,067

		2,450,497

Russia (0.9%)
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	13,100	742,770
LUKOIL OAO (OTC Exchange) (ADR)	120,730	6,845,391
Polyus Gold Co. (ADR)	55,627	1,432,395
Rosneft Oil Co. (GDR)	393,446	3,120,027
RusHydro OJSC*	26,649,206	1,399,083
RusHydro OJSC (ADR)*^	269,684	1,423,931
Sberbank of Russian Federation	698,875	2,047,704
Vimpel-Communications OJSC (ADR)	49,368	908,865
Wimm-Bill-Dann Foods OJSC (ADR)	119,368	2,676,231
X5 Retail Group N.V. (GDR)(m)*	73,618	2,561,906

		23,158,303

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	124,000	170,185
CapitaLand Ltd.	248,000	703,785
CapitaMall Trust (REIT)	158,000	199,907
CapitaMalls Asia Ltd.*	123,800	199,999
City Developments Ltd.	51,000	386,433
ComfortDelgro Corp., Ltd.	215,000	239,751
Cosco Corp. (Singapore) Ltd.	111,000	98,388
DBS Group Holdings Ltd.	159,000	1,625,290
Fraser and Neave Ltd.	71,000	243,611
Golden Agri-Resources Ltd.*	4,916,605	2,038,408
Jardine Cycle & Carriage Ltd.	9,000	189,013
Keppel Corp., Ltd.	122,000	795,339
Neptune Orient Lines Ltd.	116,750	167,745
Olam International Ltd.	136,000	251,789
Oversea-Chinese Banking Corp., Ltd.	226,000	1,407,098
SembCorp Industries Ltd.	67,000	197,798
SembCorp Marine Ltd.	88,000	263,569
Singapore Airlines Ltd.	50,000	543,265
Singapore Exchange Ltd.	85,000	464,813
Singapore Press Holdings Ltd.	122,000	333,136
Singapore Technologies Engineering Ltd.	98,000	223,468
Singapore Telecommunications Ltd.	699,000	1,583,924
StarHub Ltd.	93,717	153,409
United Overseas Bank Ltd.	107,000	1,470,060
UOL Group Ltd.	51,000	142,178
Wilmar International Ltd.	111,000	531,613

		14,623,974

South Africa (1.4%)
Anglo Platinum Ltd.*	37,419	3,801,621
AVI Ltd.	289,000	944,321
Impala Platinum Holdings Ltd.	216,600	6,363,810
Imperial Holdings Ltd.	164,600	2,266,379
Kumba Iron Ore Ltd.	41,600	2,015,533
MTN Group Ltd.*	545,498	8,387,956
Naspers Ltd., Class N	156,256	6,789,775
Tiger Brands Ltd.	163,521	4,117,351

		34,686,746

South Korea (2.3%)
Amorepacific Corp.	2,319	1,686,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cheil Industries, Inc.	31,280	$1,766,576
Cheil Worldwide, Inc.	7,910	2,341,995
Hyundai Engineering & Construction Co., Ltd.	24,312	1,334,372
Hyundai Mobis	15,440	2,046,931
Hyundai Motor Co.	16,480	1,682,301
KB Financial Group, Inc.	31,671	1,528,337
Kia Motors Corp.	162,441	3,625,114
Korea Exchange Bank	56,307	671,832
Korea Life Insurance Co. Ltd.*	106,380	823,623
KT Corp.	21,350	882,153
LG Chem Ltd.	21,856	4,645,692
LG Display Co., Ltd.	89,550	3,161,892
LG Display Co., Ltd. (ADR)	36,300	641,784
LG Telecom Ltd.	61,561	420,037
NCSoft Corp.	4,718	598,376
NHN Corp.*	15,413	2,452,022
OCI Co. Ltd.	9,664	1,682,627
Samsung Electronics Co., Ltd. (Preference)	4,799	2,281,906
Samsung Electronics Co., Ltd.	17,983	13,001,099
Samsung Fire & Marine Insurance Co., Ltd.	10,985	1,762,144
Shinhan Financial Group Co., Ltd.	104,053	4,087,813
Shinsegae Co., Ltd.	4,430	2,094,702
SSCP Co., Ltd.*	83,127	535,592
Woongjin Coway Co., Ltd.	94,848	2,938,196

		58,693,922

Spain (1.4%)
Abertis Infraestructuras S.A.	28,335	545,357
Acciona S.A.	2,784	308,751
Acerinox S.A.	11,605	228,453
ACS Actividades de Construccion y Servicios S.A.	13,998	645,843
Banco Bilbao Vizcaya Argentaria S.A.	303,331	4,150,200
Banco de Sabadell S.A.	74,352	410,531
Banco de Valencia S.A.	19,669	125,391
Banco Popular Espanol S.A.	86,634	637,717
Banco Santander S.A.	708,072	9,410,557
Bankinter S.A.	24,266	201,893
Criteria Caixacorp S.A.	66,919	331,619
EDP Renovaveis S.A.*	14,204	110,983
Enagas S.A.	13,446	294,660
Ferrovial S.A.	45,474	442,220
Fomento de Construcciones y Contratas S.A.	2,654	97,161
Gamesa Corp. Tecnologica S.A.	16,561	227,036
Gas Natural SDG S.A.	20,977	387,307
Gestevision Telecinco S.A.	5,555	87,183
Grifols S.A.	8,118	121,268
Iberdrola Renovables S.A.	83,977	348,777
Iberdrola S.A.	323,723	2,743,659
Iberia Lineas Aereas de Espana S.A.*	45,412	158,737
Inditex S.A.	20,169	1,329,510
Indra Sistemas S.A.	9,416	193,055
Mapfre S.A.	84,374	309,515
Red Electrica Corporacion S.A.	9,864	529,382
Repsol YPF S.A.	65,282	1,545,675
Sacyr Vallehermoso S.A.*	3,314	29,238
Telefonica S.A.	364,624	8,638,089
Zardoya Otis S.A.	10,573	183,218

		34,772,985

Sweden (1.0%)
Alfa Laval AB	26,844	395,191
Assa Abloy AB, Class B	27,992	$547,776
Atlas Copco AB, Class A	63,550	985,735
Atlas Copco AB, Class B	30,396	426,014
Electrolux AB, Class B	23,476	536,457
Getinge AB, Class B	18,401	441,129
Hennes & Mauritz AB, Class B	45,809	2,976,069
Holmen AB, Class B	6,875	185,191
Husqvarna AB, Class B*	30,108	218,911
Investor AB, Class B	42,108	807,683
Kinnevik Investment AB, Class B	21,578	397,456
Lundin Petroleum AB*	19,783	167,539
Nordea Bank AB	282,404	2,786,650
Ratos AB, Class B*	10,226	339,186
Sandvik AB	94,456	1,180,602
Scania AB, Class B	24,694	390,557
Securitas AB, Class B	33,160	353,616
Skandinaviska Enskilda Banken AB, Class A*	140,769	899,326
Skanska AB, Class B	35,129	638,302
SKF AB, Class B	38,137	677,641
SSAB AB, Class A	19,231	345,703
SSAB AB, Class B	6,711	108,929
Svenska Cellulosa AB, Class B	52,599	741,570
Svenska Handelsbanken AB, Class A	41,791	1,224,687
Swedbank AB, Class A*	50,914	522,495
Swedish Match AB	22,623	540,776
Tele2 AB, Class B	23,556	393,111
Telefonaktiebolaget LM Ericsson, Class B	263,723	2,779,453
TeliaSonera AB*	189,885	1,347,756
Volvo AB, Class A*	34,048	337,151
Volvo AB, Class B	102,966	1,035,991

		24,728,653

Switzerland (3.0%)
ABB Ltd. (Registered)*	200,162	4,371,900
Actelion Ltd. (Registered)*	8,468	385,252
Adecco S.A. (Registered)	12,207	692,895
Aryzta AG	6,166	270,172
Baloise Holding AG (Registered)	3,902	346,014
BKW FMB Energie AG	469	34,850
Cie Financiere Richemont S.A., Class A	48,877	1,892,686
Credit Suisse Group AG (Registered)	103,175	5,318,249
GAM Holding Ltd.	14,601	179,328
Geberit AG (Registered)	3,724	666,463
Givaudan S.A. (Registered)	721	632,516
Holcim Ltd. (Registered)*	23,122	1,723,624
Julius Baer Group Ltd.	19,712	715,083
Kuehne & Nagel International AG (Registered)	5,473	553,840
Lindt & Spruengli AG	79	186,936
Lindt & Spruengli AG (Registered)	8	216,616
Logitech International S.A. (Registered)*	13,160	216,546
Lonza Group AG (Registered)	3,478	283,676
Nestle S.A. (Registered)	315,200	16,142,640
Nobel Biocare Holding AG (Registered)	9,433	252,286
Novartis AG (Registered)	190,203	10,273,199
Pargesa Holding S.A.	1,755	148,969
Roche Holding AG	63,573	10,310,113
Schindler Holding AG	6,009	526,236
SGS S.A. (Registered)	455	627,437
Sonova Holding AG	4,227	525,168
STMicroelectronics N.V.	68,521	682,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Straumann Holding AG (Registered)	491	$122,238
Swatch Group AG	2,987	952,418
Swatch Group AG (Registered)	4,003	238,039
Swiss Life Holding AG (Registered)*	2,239	294,102
Swiss Reinsurance Co., Ltd.*	32,540	1,601,694
Swisscom AG (Registered)	2,265	826,605
Syngenta AG (Registered)	8,772	2,435,927
UBS AG (Registered)*	320,790	5,214,663
Xstrata plc*	168,148	3,185,730
Zurich Financial Services AG	13,173	3,376,955

		76,423,143

Taiwan (1.6%)
Acer, Inc.	941,089	2,779,588
AU Optronics Corp.	2,658,160	3,021,588
Cathay Financial Holding Co., Ltd.*	1,959,750	3,270,570
China Steel Corp.	2,613,000	2,702,848
Fubon Financial Holding Co. Ltd.*	2,213,000	2,689,773
Hon Hai Precision Industry Co., Ltd.	1,690,800	7,320,518
HTC Corp.	89,935	1,050,629
Lite-On Technology Corp.	1,058,000	1,404,204
Prime View International Co. Ltd.*	288,000	521,443
Siliconware Precision Industries Co.	976,000	1,177,051
Taishin Financial Holding Co., Ltd.*	1,961,599	796,795
Taiwan Fertilizer Co., Ltd.	328,000	1,048,303
Taiwan Semiconductor Manufacturing Co., Ltd.	3,847,133	7,450,050
Uni-President Enterprises Corp.	1,365,000	1,553,774
Wistron Corp.	989,967	1,798,636
Yuanta Financial Holding Co., Ltd.	2,161,000	1,296,273

		39,882,043

Thailand (0.5%)
Bangkok Bank PCL (NVDR)	610,800	2,484,002
Banpu PCL (NVDR)	82,200	1,550,704
Kasikornbank PCL	600	1,911
Kasikornbank PCL (NVDR)	646,600	1,929,701
PTT Exploration & Production PCL (Foreign)	257,400	1,182,121
PTT PCL (Foreign)	124,400	1,007,973
Siam Cement PCL (NVDR)	150,500	1,196,181
Siam Commercial Bank PCL (Foreign)	699,400	1,989,943
Total Access Communication PCL	140,400	162,827
Total Access Communication PCL (NVDR)	1,269,100	1,471,818

		12,977,181

Turkey (0.5%)
Akbank TAS	272,747	1,761,107
Anadolu Efes Biracilik Ve Malt Sanayii A/S	171,859	1,811,724
Coca-Cola Icecek A/S	123,839	1,052,560
TAV Havalimanlari Holding A/S*	375,355	1,508,592
Turk Telekomunikasyon A/S	265,303	891,481
Turkcell Iletisim Hizmet A/S	247,627	1,509,175
Turkiye Garanti Bankasi A/S	663,801	3,105,246
Turkiye Halk Bankasi A/S	143,895	1,042,889

		12,682,774

United Kingdom (6.9%)
3i Group plc	77,570	342,779
Admiral Group plc	16,659	333,696
AMEC plc	25,549	309,777
Anglo American plc*	116,314	5,072,797
Antofagasta plc	38,396	605,966
Associated British Foods plc	34,993	519,602
AstraZeneca plc	128,091	5,712,772
Autonomy Corp. plc*	20,701	572,673
Aviva plc	236,180	$1,380,927
BAE Systems plc	322,016	1,814,392
Balfour Beatty plc	62,424	276,796
Barclays plc	999,749	5,466,180
BG Group plc	297,789	5,153,860
BHP Billiton plc	194,968	6,686,525
BP plc	1,659,628	15,700,239
British Airways plc*	64,416	237,536
British American Tobacco plc	176,412	6,080,924
British Land Co. plc (REIT)	82,656	603,446
British Sky Broadcasting Group plc	103,199	942,759
BT Group plc, Class A	687,967	1,293,503
Bunzl plc	23,620	258,430
Burberry Group plc	32,804	355,679
Cable & Wireless Worldwide plc*	205,660	287,122
Cairn Energy plc*	131,430	831,686
Capita Group plc	57,114	655,662
Carnival plc	15,332	629,354
Carphone Warehouse Group plc*	1	1
Centrica plc	458,225	2,043,653
Cobham plc	84,846	330,897
Compass Group plc	170,951	1,364,539
Diageo plc	224,510	3,768,075
Drax Group plc	30,428	172,508
Eurasian Natural Resources Corp.	24,490	442,990
Firstgroup plc	44,718	243,616
G4S plc	99,040	393,017
GlaxoSmithKline plc	460,478	8,843,002
Hammerson plc (REIT)	63,238	377,521
Home Retail Group plc	78,441	322,583
HSBC Holdings plc	1,539,631	15,607,086
ICAP plc	39,789	225,700
Imperial Tobacco Group plc	88,989	2,714,320
Inmarsat plc	33,591	385,366
Intercontinental Hotels Group plc	22,822	357,406
International Power plc	123,530	597,800
Invensys plc	71,451	369,410
Investec plc	35,869	293,384
J Sainsbury plc	115,003	571,718
Johnson Matthey plc	17,038	451,431
Kazakhmys plc*	21,336	494,403
Kingfisher plc	221,239	719,805
Land Securities Group plc (REIT)	70,048	720,699
Legal & General Group plc	543,306	725,943
Liberty International plc (REIT)	37,092	283,406
Lloyds Banking Group plc*	3,437,638	3,274,470
London Stock Exchange Group plc	10,738	115,775
Lonmin plc*	11,594	358,564
Man Group plc	153,868	563,890
Marks & Spencer Group plc	148,220	832,443
National Grid plc	222,072	2,161,818
Next plc	19,241	631,849
Old Mutual plc*	500,295	930,017
Pearson plc	73,467	1,154,997
Petrofac Ltd.	14,617	266,619
Prudential plc	229,215	1,904,390
Randgold Resources Ltd.	7,287	554,560
Reckitt Benckiser Group plc	54,548	2,994,029
Reed Elsevier plc	114,156	910,333
Resolution Ltd.*	168,960	210,117
Rexam plc	66,061	293,625
Rio Tinto plc	120,804	7,158,649
Rolls-Royce Group plc*	171,058	1,545,802
Royal Bank of Scotland Group plc*	1,514,156	1,011,002
RSA Insurance Group plc	293,530	567,925

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SABMiller plc	248,600	$7,304,449
Sage Group plc	102,347	371,350
Schroders plc	7,922	169,144
Scottish & Southern Energy plc	81,065	1,354,408
Segro plc (REIT)	56,726	275,117
Serco Group plc	36,703	334,738
Severn Trent plc	20,180	365,947
Smith & Nephew plc	78,231	779,368
Smiths Group plc	30,673	528,766
Standard Chartered plc	176,611	4,817,429
Standard Life plc	190,849	580,096
Tesco plc	701,827	4,637,640
Thomas Cook Group plc	59,841	245,002
Tomkins plc	63,589	227,731
TUI Travel plc	36,884	168,754
Tullow Oil plc	75,757	1,437,016
Unilever plc	114,451	3,360,696
United Utilities Group plc	53,370	452,728
Vedanta Resources plc	12,710	535,419
Vodafone Group plc	4,655,795	10,739,057
Whitbread plc	13,044	291,767
WM Morrison Supermarkets plc	197,526	879,754
Wolseley plc*	26,845	648,538
WPP plc	116,774	1,210,307

		174,101,456

United States (40.2%)
3M Co.	67,885	5,673,149
Abbott Laboratories, Inc.	148,021	7,797,746
Abercrombie & Fitch Co., Class A	9,087	414,731
Adobe Systems, Inc.*	50,003	1,768,606
Advanced Micro Devices, Inc.*	51,369	476,191
AES Corp.*	62,722	689,942
Aetna, Inc.	41,140	1,444,425
Aflac, Inc.	44,718	2,427,740
Agilent Technologies, Inc.*	32,324	1,111,622
Air Products & Chemicals, Inc.	20,275	1,499,336
Airgas, Inc.	7,700	489,874
AK Steel Holding Corp.	11,829	270,411
Akamai Technologies, Inc.*	16,414	515,564
Alcoa, Inc.	96,587	1,375,399
Allegheny Energy, Inc.	15,528	357,144
Allegheny Technologies, Inc.	9,992	539,468
Allergan, Inc.	29,395	1,920,081
Allstate Corp.	51,181	1,653,658
Altera Corp.	28,376	689,821
Altria Group, Inc.	198,424	4,071,660
Amazon.com, Inc.*	32,649	4,431,449
Ameren Corp.	21,521	561,268
American Electric Power Co., Inc.	47,418	1,620,747
American Express Co.	114,095	4,707,560
American International Group, Inc.*	13,332	455,154
American Tower Corp., Class A*	37,755	1,608,741
Ameriprise Financial, Inc.	24,081	1,092,314
AmerisourceBergen Corp.	28,480	823,642
Amgen, Inc.*	93,382	5,580,508
Amphenol Corp., Class A	17,514	738,916
Anadarko Petroleum Corp.	46,985	3,421,918
Analog Devices, Inc.	28,403	818,574
Aon Corp.	25,693	1,097,348
Apache Corp.	32,137	3,261,906
Apartment Investment & Management Co. (REIT), Class A	10,761	198,110
Apollo Group, Inc., Class A*	12,210	748,351
Apple, Inc.*	86,483	20,317,451
Applied Materials, Inc.	125,818	1,696,027
Archer-Daniels-Midland Co.	61,254	$1,770,241
Assurant, Inc.	10,802	371,373
AT&T, Inc.	562,814	14,543,114
Autodesk, Inc.*	21,313	627,028
Automatic Data Processing, Inc.	48,179	2,142,520
AutoNation, Inc.*	10,283	185,917
AutoZone, Inc.*	2,947	510,096
AvalonBay Communities, Inc. (REIT)	8,354	721,368
Avery Dennison Corp.	10,378	377,863
Avon Products, Inc.	41,984	1,421,998
Baker Hughes, Inc.	29,368	1,375,597
Ball Corp.	8,632	460,776
Bank of America Corp.	956,680	17,076,738
Bank of New York Mellon Corp.	115,239	3,558,580
Baxter International, Inc.	57,490	3,345,918
BB&T Corp.	65,864	2,133,335
Becton, Dickinson and Co.	22,472	1,769,221
Bed Bath & Beyond, Inc.*	25,015	1,094,656
Bemis Co., Inc.	9,841	282,634
Berkshire Hathaway, Inc., Class B*	157,832	12,827,007
Best Buy Co., Inc.	32,697	1,390,930
Big Lots, Inc.*	7,627	277,775
Biogen Idec, Inc.*	25,676	1,472,775
BJ Services Co.	26,776	573,006
BMC Software, Inc.*	16,992	645,696
Boeing Co.	72,168	5,240,118
Boston Properties, Inc. (REIT)	12,875	971,290
Boston Scientific Corp.*	148,558	1,072,589
Bristol-Myers Squibb Co.	163,464	4,364,489
Broadcom Corp., Class A	40,397	1,340,372
Brown-Forman Corp., Class B	9,687	575,892
C.H. Robinson Worldwide, Inc.	15,928	889,579
C.R. Bard, Inc.	9,778	846,970
CA, Inc.	39,955	937,744
Cabot Oil & Gas Corp.	10,837	398,802
Cameron International Corp.*	22,794	976,951
Campbell Soup Co.	18,265	645,668
Capital One Financial Corp.	43,395	1,796,987
Cardinal Health, Inc.	34,502	1,243,107
CareFusion Corp.*	16,501	436,121
Carnival Corp.	41,389	1,609,204
Caterpillar, Inc.	59,598	3,745,734
CB Richard Ellis Group, Inc., Class A*	23,772	376,786
CBS Corp., Class B	66,826	931,554
Celgene Corp.*	43,799	2,713,786
CenterPoint Energy, Inc.	34,348	493,237
CenturyTel, Inc.	27,612	979,122
Cephalon, Inc.*	7,763	526,176
CF Industries Holdings, Inc.	4,293	391,436
Charles Schwab Corp.	92,622	1,731,105
Chesapeake Energy Corp.	62,151	1,469,250
Chevron Corp.	191,534	14,524,023
Chubb Corp.	31,275	1,621,609
CIGNA Corp.	26,206	958,615
Cincinnati Financial Corp.	14,882	430,090
Cintas Corp.	12,066	338,934
Cisco Systems, Inc.*	545,929	14,210,532
Citigroup, Inc.*	1,873,815	7,588,951
Citrix Systems, Inc.*	17,533	832,292
Cliffs Natural Resources, Inc.	12,400	879,780
Clorox Co.	14,212	911,558
CME Group, Inc.	6,356	2,009,195
CMS Energy Corp.	25,759	398,234
Coach, Inc.	29,946	1,183,466
Coca-Cola Co.	219,770	12,087,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Coca-Cola Enterprises, Inc.	29,300	$810,438
Cognizant Technology Solutions Corp., Class A*	28,417	1,448,699
Colgate-Palmolive Co.	47,087	4,014,638
Comcast Corp., Class A	270,553	5,091,807
Comerica, Inc.	16,190	615,868
Computer Sciences Corp.*	13,999	762,806
Compuware Corp.*	22,289	187,228
ConAgra Foods, Inc.	43,172	1,082,322
ConocoPhillips	141,817	7,256,776
Consol Energy, Inc.	17,233	735,160
Consolidated Edison, Inc.	28,279	1,259,547
Constellation Brands, Inc., Class A*	18,070	297,071
Constellation Energy Group, Inc.	18,245	640,582
Corning, Inc.	148,675	3,004,722
Costco Wholesale Corp.	41,929	2,503,581
Coventry Health Care, Inc.*	13,617	336,612
CSX Corp.	37,241	1,895,567
Cummins, Inc.	19,243	1,192,104
CVS Caremark Corp.	132,534	4,845,443
D.R. Horton, Inc.	28,839	363,371
Danaher Corp.	24,655	1,970,181
Darden Restaurants, Inc.	14,339	638,659
DaVita, Inc.*	9,519	603,505
Dean Foods Co.*	19,263	302,236
Deere & Co.	40,438	2,404,443
Dell, Inc.*	164,173	2,464,237
Denbury Resources, Inc.*	37,310	629,420
DENTSPLY International, Inc.	13,617	474,552
Devon Energy Corp.	42,435	2,734,087
DeVry, Inc.	5,700	371,640
Diamond Offshore Drilling, Inc.	6,649	590,498
DIRECTV, Class A*	89,111	3,012,843
Discover Financial Services	50,755	756,249
Discovery Communications, Inc., Class A*	28,200	952,878
Dominion Resources, Inc.	56,896	2,338,995
Dover Corp.	17,079	798,443
Dow Chemical Co.	109,731	3,244,746
Dr. Pepper Snapple Group, Inc.	23,518	827,128
DTE Energy Co.	15,031	670,383
Duke Energy Corp.	126,365	2,062,277
Dun & Bradstreet Corp.	4,882	363,318
E*TRADE Financial Corp.*	162,341	267,863
E.I. du Pont de Nemours & Co.	86,148	3,208,152
Eastman Chemical Co.	6,622	421,689
Eastman Kodak Co.*	24,652	142,735
Eaton Corp.	15,782	1,195,802
eBay, Inc.*	107,749	2,903,836
Ecolab, Inc.	22,041	968,702
Edison International	30,305	1,035,522
El Paso Corp.	65,056	705,207
Electronic Arts, Inc.*	33,132	618,243
Eli Lilly and Co.	96,786	3,505,589
EMC Corp.*	195,626	3,529,093
Emerson Electric Co.	71,725	3,610,636
Entergy Corp.	18,565	1,510,263
EOG Resources, Inc.	23,910	2,222,195
EQT Corp.	12,016	492,656
Equifax, Inc.	11,621	416,032
Equity Residential (REIT)	28,079	1,099,293
Estee Lauder Cos., Inc., Class A	10,716	695,147
Exelon Corp.	62,897	2,755,518
Expedia, Inc.	21,535	537,514
Expeditors International of Washington, Inc.	19,448	$718,020
Express Scripts, Inc.*	26,223	2,668,452
Exxon Mobil Corp.	450,986	30,207,042
Family Dollar Stores, Inc.	14,312	523,962
Fastenal Co.	11,807	566,618
Federated Investors, Inc., Class B	8,259	217,872
FedEx Corp.	29,854	2,788,364
Fidelity National Information Services, Inc.	32,424	760,019
Fifth Third Bancorp	78,107	1,061,474
First Horizon National Corp.*	20,626	289,796
First Solar, Inc.*	4,600	564,190
FirstEnergy Corp.	30,695	1,199,868
Fiserv, Inc.*	14,263	723,990
FLIR Systems, Inc.*	13,790	388,878
Flowserve Corp.	5,685	626,885
Fluor Corp.	17,833	829,413
FMC Corp.	6,900	417,726
FMC Technologies, Inc.*	11,300	730,319
Ford Motor Co.*	321,207	4,037,572
Forest Laboratories, Inc.*	30,171	946,163
Fortune Brands, Inc.	13,817	670,263
FPL Group, Inc.	39,460	1,907,102
Franklin Resources, Inc.	14,104	1,564,134
Freeport-McMoRan Copper & Gold, Inc.	41,033	3,427,897
Frontier Communications Corp.	28,601	212,791
GameStop Corp., Class A*	17,195	376,742
Gannett Co., Inc.	24,591	406,243
Gap, Inc.	45,404	1,049,286
General Dynamics Corp.	36,763	2,838,104
General Electric Co.	1,017,495	18,518,409
General Mills, Inc.	31,391	2,222,169
Genuine Parts Co.	14,658	619,154
Genworth Financial, Inc., Class A*	48,580	890,957
Genzyme Corp.*	25,406	1,316,793
Gilead Sciences, Inc.*	86,107	3,916,146
Goldman Sachs Group, Inc.	50,192	8,564,261
Goodrich Corp.	11,948	842,573
Goodyear Tire & Rubber Co.*	22,137	279,812
Google, Inc., Class A*	23,046	13,067,312
H&R Block, Inc.	31,156	554,577
H.J. Heinz Co.	29,613	1,350,649
Halliburton Co.	86,188	2,596,844
Harley-Davidson, Inc.	23,445	658,101
Harman International Industries, Inc.*	6,330	296,117
Harris Corp.	12,166	577,763
Hartford Financial Services Group, Inc.	37,791	1,074,020
Hasbro, Inc.	12,848	491,821
HCP, Inc. (REIT)	27,155	896,115
Health Care REIT, Inc. (REIT)	12,970	586,633
Helmerich & Payne, Inc.	10,700	407,456
Hershey Co.	15,190	650,284
Hess Corp.	27,798	1,738,765
Hewlett-Packard Co.	224,470	11,930,580
Home Depot, Inc.	162,153	5,245,650
Honeywell International, Inc.	72,901	3,300,228
Hormel Foods Corp.	6,471	271,847
Hospira, Inc.*	14,817	839,383
Host Hotels & Resorts, Inc. (REIT)	59,800	876,070
Hudson City Bancorp, Inc.	48,876	692,084
Humana, Inc.*	16,941	792,331
Huntington Bancshares, Inc./Ohio	62,636	336,355
Illinois Tool Works, Inc.	36,877	1,746,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Integrys Energy Group, Inc.	7,030	$333,081
Intel Corp.	526,736	11,725,143
IntercontinentalExchange, Inc.*	6,836	766,862
International Business Machines Corp.	123,877	15,887,225
International Flavors & Fragrances, Inc.	7,190	342,747
International Game Technology	27,362	504,829
International Paper Co.	41,329	1,017,107
Interpublic Group of Cos., Inc.*	43,770	364,166
Intuit, Inc.*	29,946	1,028,346
Intuitive Surgical, Inc.*	3,625	1,261,971
Invesco Ltd.	42,517	931,547
Iron Mountain, Inc.	16,468	451,223
ITT Corp.	18,419	987,443
J.C. Penney Co., Inc.	22,553	725,530
J.M. Smucker Co.	10,902	656,955
Jabil Circuit, Inc.	19,260	311,819
Jacobs Engineering Group, Inc.*	11,361	513,404
Janus Capital Group, Inc.	16,495	235,714
JDS Uniphase Corp.*	20,236	253,557
Johnson & Johnson	262,397	17,108,284
Johnson Controls, Inc.	64,452	2,126,271
JPMorgan Chase & Co.	378,859	16,953,940
Juniper Networks, Inc.*	50,116	1,537,559
Kellogg Co.	24,182	1,292,044
KeyCorp	80,433	623,356
Kimberly-Clark Corp.	39,706	2,496,713
Kimco Realty Corp. (REIT)	39,613	619,547
King Pharmaceuticals, Inc.*	22,782	267,916
KLA-Tencor Corp.	17,714	547,717
Kohl’s Corp.*	29,208	1,600,014
Kraft Foods, Inc., Class A	165,612	5,008,107
Kroger Co.	62,010	1,343,137
L-3 Communications Holdings, Inc.	11,602	1,063,091
Laboratory Corp. of America Holdings*	10,697	809,870
Legg Mason, Inc.	15,972	457,917
Leggett & Platt, Inc.	14,366	310,880
Lennar Corp., Class A	17,445	300,228
Leucadia National Corp.*	17,119	424,722
Lexmark International, Inc., Class A*	8,354	301,412
Life Technologies Corp.*	18,101	946,139
Limited Brands, Inc.	26,779	659,299
Lincoln National Corp.	28,315	869,271
Linear Technology Corp.	23,140	654,399
Lockheed Martin Corp.	30,064	2,501,926
Loews Corp.	34,180	1,274,230
Lorillard, Inc.	14,755	1,110,166
Lowe’s Cos., Inc.	140,412	3,403,587
LSI Corp.*	59,444	363,797
M&T Bank Corp.	7,481	593,842
Macy’s, Inc.	40,124	873,499
Marathon Oil Corp.	67,536	2,136,839
Marriott International, Inc., Class A	24,972	787,117
Marsh & McLennan Cos., Inc.	49,471	1,208,082
Marshall & Ilsley Corp.	46,306	372,763
Masco Corp.	32,966	511,632
Massey Energy Co.	8,473	443,053
Mastercard, Inc., Class A	9,186	2,333,244
Mattel, Inc.	34,680	788,623
McAfee, Inc.*	14,367	576,548
McCormick & Co., Inc.(Non-Voting)	11,952	458,479
McDonald’s Corp.	102,551	6,842,203
McGraw-Hill Cos., Inc.	31,113	1,109,178
McKesson Corp.	25,693	1,688,544
Mead Johnson Nutrition Co., Class A	69,293	$3,605,315
MeadWestvaco Corp.	15,745	402,285
Medco Health Solutions, Inc.*	44,201	2,853,617
Medtronic, Inc.	105,310	4,742,109
MEMC Electronic Materials, Inc.*	20,540	314,878
Merck & Co., Inc.	297,078	11,095,863
Meredith Corp.	2,396	82,446
MetLife, Inc.	78,128	3,386,068
MetroPCS Communications, Inc.*	23,200	164,256
Microchip Technology, Inc.	19,406	546,473
Micron Technology, Inc.*	81,084	842,463
Microsoft Corp.	727,539	21,295,067
Millipore Corp.*	5,085	536,976
Molex, Inc.	12,702	264,964
Molson Coors Brewing Co., Class B	14,317	602,173
Monsanto Co.	52,013	3,714,768
Monster Worldwide, Inc.*	11,580	192,344
Moody’s Corp.	19,838	590,180
Morgan Stanley	132,098	3,869,150
Motorola, Inc.*	220,542	1,548,205
Murphy Oil Corp.	17,852	1,003,104
Mylan, Inc.*	29,281	664,972
NASDAQ OMX Group, Inc.*	12,826	270,885
National Oilwell Varco, Inc.	39,878	1,618,249
National Semiconductor Corp.	25,570	369,486
NetApp, Inc.*	32,851	1,069,629
New York Times Co., Class A*	10,749	119,636
Newell Rubbermaid, Inc.	25,498	387,570
Newmont Mining Corp.	46,528	2,369,671
News Corp., Class A	214,904	3,096,767
Nicor, Inc.	3,866	162,063
NIKE, Inc., Class B	37,144	2,730,084
NiSource, Inc.	25,211	398,334
Noble Energy, Inc.	16,214	1,183,622
Nordstrom, Inc.	16,623	679,050
Norfolk Southern Corp.	35,239	1,969,508
Northeast Utilities	16,087	444,645
Northern Trust Corp.	23,953	1,323,643
Northrop Grumman Corp.	28,863	1,892,547
Novell, Inc.*	31,039	185,924
Novellus Systems, Inc.*	11,078	276,950
NRG Energy, Inc.*	12,809	267,708
Nucor Corp.	30,027	1,362,625
NVIDIA Corp.*	52,867	918,828
NYSE Euronext	24,315	719,967
Occidental Petroleum Corp.	77,415	6,544,664
Office Depot, Inc.*	25,194	201,048
Omnicom Group, Inc.	29,140	1,130,923
ONEOK, Inc.	10,500	479,325
Oracle Corp.	372,768	9,576,410
O’Reilly Automotive, Inc.*	14,253	594,493
Owens-Illinois, Inc.*	15,541	552,327
PACCAR, Inc.	34,566	1,498,090
Pactiv Corp.*	12,066	303,822
Pall Corp.	10,788	436,806
Parker Hannifin Corp.	16,123	1,043,803
Patterson Cos., Inc.	8,395	260,665
Paychex, Inc.	30,646	940,832
Peabody Energy Corp.	25,647	1,172,068
People’s United Financial, Inc.	36,975	578,289
Pepco Holdings, Inc.	20,226	346,876
PepsiCo, Inc.	156,673	10,365,486
PerkinElmer, Inc.	10,705	255,850
Pfizer, Inc.	769,590	13,198,468
PG&E Corp.	35,039	1,486,354

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Philip Morris International, Inc.	179,348	$9,354,792
Pinnacle West Capital Corp.	9,251	349,040
Pioneer Natural Resources Co.	11,616	654,213
Pitney Bowes, Inc.	18,889	461,836
Plum Creek Timber Co., Inc. (REIT)	16,868	656,334
PNC Financial Services Group, Inc.	49,297	2,943,031
Polo Ralph Lauren Corp.	5,171	439,742
PPG Industries, Inc.	15,382	1,005,983
PPL Corp.	35,207	975,586
Praxair, Inc.	29,249	2,427,667
Precision Castparts Corp.	13,312	1,686,764
priceline.com, Inc.*	4,300	1,096,500
Principal Financial Group, Inc.	30,101	879,250
Procter & Gamble Co.	277,006	17,526,170
Progress Energy, Inc.	28,466	1,120,422
Progressive Corp.	63,580	1,213,742
ProLogis (REIT)	46,111	608,665
Prudential Financial, Inc.	44,324	2,681,602
Public Service Enterprise Group, Inc.	50,301	1,484,886
Public Storage (REIT)	12,948	1,191,087
Pulte Group, Inc.*	30,856	347,130
QLogic Corp.*	12,648	256,754
QUALCOMM, Inc.	160,273	6,729,863
Quanta Services, Inc.*	18,900	362,124
Quest Diagnostics, Inc.	14,372	837,744
Questar Corp.	15,923	687,874
Qwest Communications International, Inc.	136,490	712,478
R.R. Donnelley & Sons Co.	18,874	402,960
RadioShack Corp.	13,307	301,137
Range Resources Corp.	15,163	710,690
Raytheon Co.	36,127	2,063,574
Red Hat, Inc.*	17,300	506,371
Regions Financial Corp.	117,963	926,010
Republic Services, Inc.	29,832	865,725
Reynolds American, Inc.	15,450	833,991
Robert Half International, Inc.	13,990	425,716
Rockwell Automation, Inc.	12,985	731,835
Rockwell Collins, Inc.	14,558	911,185
Roper Industries, Inc.	8,800	508,992
Ross Stores, Inc.	11,300	604,211
Rowan Cos., Inc.*	12,129	353,075
Ryder System, Inc.	5,971	231,436
Safeway, Inc.	37,056	921,212
SAIC, Inc.*	27,600	488,520
Salesforce.com, Inc.*	10,124	753,732
SanDisk Corp.*	21,799	754,899
Sara Lee Corp.	64,777	902,344
SCANA Corp.	11,161	419,542
Schlumberger Ltd.	114,905	7,291,871
Scripps Networks Interactive, Inc., Class A	8,281	367,262
Sealed Air Corp.	14,553	306,777
Sears Holdings Corp.*	4,985	540,524
Sempra Energy	23,064	1,150,894
Sherwin-Williams Co.	9,592	649,187
Sigma-Aldrich Corp.	11,161	598,899
Simon Property Group, Inc. (REIT)	27,644	2,319,332
SLM Corp.*	43,664	546,673
Smith International, Inc.	24,381	1,043,994
Snap-On, Inc.	5,266	228,228
Southern Co.	77,586	2,572,752
Southwest Airlines Co.	68,584	906,680
Southwestern Energy Co.*	33,042	1,345,470
Spectra Energy Corp.	60,849	1,370,928
Sprint Nextel Corp.*	280,294	$1,065,117
St. Jude Medical, Inc.*	31,029	1,273,740
Stanley Black & Decker, Inc.	14,304	821,193
Staples, Inc.	68,555	1,603,501
Starbucks Corp.*	70,852	1,719,578
Starwood Hotels & Resorts Worldwide, Inc.	18,692	871,795
State Street Corp.	47,256	2,133,136
Stericycle, Inc.*	9,000	490,500
Stryker Corp.	26,626	1,523,540
Sunoco, Inc.	12,216	362,937
SunTrust Banks, Inc.	47,607	1,275,392
SUPERVALU, Inc.	22,035	367,544
Symantec Corp.*	76,879	1,300,793
Synthes, Inc.	5,827	727,270
Sysco Corp.	56,493	1,666,543
T. Rowe Price Group, Inc.	25,542	1,403,022
Target Corp.	71,716	3,772,262
TECO Energy, Inc.	19,546	310,586
Tellabs, Inc.	36,273	274,587
Tenet Healthcare Corp.*	38,243	218,750
Teradata Corp.*	15,863	458,282
Teradyne, Inc.*	15,946	178,117
Tesoro Corp.	15,599	216,826
Texas Instruments, Inc.	118,419	2,897,713
Textron, Inc.	27,450	582,764
Thermo Fisher Scientific, Inc.*	39,065	2,009,504
Tiffany & Co.	12,748	605,403
Time Warner Cable, Inc.	33,461	1,783,806
Time Warner, Inc.	109,627	3,428,036
Titanium Metals Corp.*	7,825	129,817
TJX Cos., Inc.	39,978	1,699,865
Torchmark Corp.	7,614	407,425
Total System Services, Inc.	18,114	283,665
Travelers Cos., Inc.	48,947	2,640,201
Tyson Foods, Inc., Class A	27,695	530,359
U.S. Bancorp	182,432	4,721,340
Union Pacific Corp.	48,193	3,532,547
United Parcel Service, Inc., Class B	94,635	6,095,440
United States Steel Corp.	13,716	871,240
United Technologies Corp.	89,309	6,574,035
UnitedHealth Group, Inc.	110,424	3,607,552
Unum Group	30,546	756,624
Urban Outfitters, Inc.*	13,300	505,799
Valero Energy Corp.	53,871	1,061,259
Varian Medical Systems, Inc.*	11,548	638,951
Ventas, Inc. (REIT)	15,550	738,314
VeriSign, Inc.*	18,824	489,612
Verizon Communications, Inc.	270,419	8,388,397
VF Corp.	9,087	728,323
Viacom, Inc., Class B*	57,907	1,990,843
Visa, Inc., Class A	42,600	3,877,878
Vornado Realty Trust (REIT)	14,740	1,115,818
Vulcan Materials Co.	11,383	537,733
W.W. Grainger, Inc.	6,403	692,292
Walgreen Co.	93,975	3,485,533
Wal-Mart Stores, Inc.	203,434	11,310,930
Walt Disney Co.	184,989	6,457,966
Washington Post Co., Class B	552	245,187
Waste Management, Inc.	46,687	1,607,433
Waters Corp.*	8,805	594,690
Watson Pharmaceuticals, Inc.*	9,624	401,994
WellPoint, Inc.*	42,275	2,721,665
Wells Fargo & Co.	494,096	15,376,268
Western Digital Corp.*	21,800	849,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Western Union Co.	65,096	$1,104,028
Weyerhaeuser Co.	21,162	958,004
Whirlpool Corp.	7,508	655,073
Whole Foods Market, Inc.*	15,899	574,749
Williams Cos., Inc.	55,674	1,286,069
Windstream Corp.	39,394	429,001
Wisconsin Energy Corp.	10,716	529,478
Wyndham Worldwide Corp.	16,306	419,553
Wynn Resorts Ltd.	6,576	498,658
Xcel Energy, Inc.	42,013	890,676
Xerox Corp.	128,961	1,257,370
Xilinx, Inc.	26,366	672,333
XTO Energy, Inc.	56,701	2,675,153
Yahoo!, Inc.*	113,463	1,875,543
Yum! Brands, Inc.	44,785	1,716,609
Zimmer Holdings, Inc.*	20,253	1,198,978
Zions Bancorp	14,702	320,798

		1,008,983,812

Total Common Stocks (95.9%) (Cost $1,817,477,596)		2,406,919,091

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.3%)
SPDR Trust Series 1 (Cost $5,943,438)	70,700	8,271,193

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $—)	12,226	7,596

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (0.3%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$6,807,688	6,807,688

Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10	13,376,152	13,376,152

Total Short-Term Investments (0.8%) (Amortized Cost $20,183,840)		20,183,840

Total Investments (97.0%) (Cost/Amortized Cost $1,843,604,874)		2,435,381,720
Other Assets Less Liabilities (3.0%)		76,106,213

Net Assets (100%)		$2,511,487,933

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $2,067,151 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $6,943,842.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	9.0%
Consumer Staples	10.8
Energy	9.7
Exchange Traded Funds	0.3
Financials	20.9
Health Care	8.3
Industrials	9.1
Information Technology	12.0
Materials	6.5
Telecommunication Services	5.7
Utilities	3.9
Cash and Other	3.8

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Dow Jones EURO Stoxx 50 Index	575	June-10	$22,013,891	$22,141,543	$127,652
E-Mini MSCI EAFE Index	55	June-10	4,257,690	4,327,950	70,260
FTSE 100 Index	181	June-10	15,343,914	15,410,220	66,306
Hang Seng Index	10	April-10	1,330,704	1,367,164	36,460
OMXS 30 Index	134	April-10	1,881,069	1,888,278	7,209
S&P 500 Index	39	June-10	11,259,450	11,360,700	101,250
SPI 200 Index	62	June-10	6,902,874	6,939,682	36,808
TOPIX Index	168	June-10	16,729,524	17,565,515	835,991

					$1,281,936

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,299,681	$132,694,716	$154,748	$246,149,145
Consumer Staples	139,550,059	125,883,416	—	265,433,475
Energy	129,759,323	101,634,699	988,368	232,382,390
Financials	181,583,652	328,092,028	924,035	510,599,715
Health Care	122,434,047	81,837,026	—	204,271,073
Industrials	106,653,706	131,664,293	—	238,317,999
Information Technology	197,250,044	104,303,631	—	301,553,675
Materials	48,693,723	130,177,492	—	178,871,215
Telecommunication Services	45,566,910	87,859,746	—	133,426,656
Utilities	34,403,407	61,510,341	—	95,913,748
Futures	1,281,936	—	—	1,281,936
Investment Companies
Exchange Traded Funds (ETFs)	8,271,193	—	—	8,271,193
Rights
Consumer Discretionary	—	7,596	—	7,596
Short-Term Investments	—	20,183,840	—	20,183,840

Total Assets	$1,128,747,681	$1,305,848,824	$2,067,151	$2,436,663,656

Total Liabilities	$—	$—	$—	$—

Total	$1,128,747,681	$1,305,848,824	$2,067,151	$2,436,663,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy	Investments in Securities-Financials
Balance as of 12/31/09	$—	$—	$—
Total gains or losses (realized/unrealized) included in earnings	26,226	69,035	88,293
Purchases, sales, issuances, and settlements (net)	—	87,218	—
Transfers into Level 3	128,522	832,115	835,742
Transfers out of Level 3	—	—	—

Balance as of 3/31/10	$154,748	$988,368	$924,035

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$26,226	$69,035	$88,293

	Investments in Securities-Industrials	Investments in Securities- Telecommunication Services
Balance as of 12/31/09	$16,724	$614,908
Total gains or losses (realized/unrealized) included in earnings	(162)	15,374
Purchases, sales, issuances, and settlements (net)	(16,562)	(630,282)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,544,718
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$93,726,016

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$559,323,833
Aggregate gross unrealized depreciation	(15,496,073)

Net unrealized appreciation	$543,827,760

Federal income tax cost of investments	$1,891,553,960

At March 31, 2010, the Portfolio had loaned securities with a total value of $6,185,323. This was secured by collateral of $6,807,688, which was received as cash and subsequently invested in short-term investments currently valued at $6,807,688, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $898,047,754 of which $69,721,524 expires in the year 2016, and $828,326,230 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (4.0%)
Financials (3.8%)
Capital Markets (0.6%)
Citigroup Funding, Inc.
1.250%, 6/3/11^	$1,000,000	$1,005,722
Goldman Sachs Group, Inc.
1.625%, 7/15/11	1,400,000	1,415,774
2.150%, 3/15/12	500,000	509,375
3.250%, 6/15/12	2,000,000	2,085,392
Morgan Stanley
2.000%, 9/22/11	1,000,000	1,016,797
3.250%, 12/1/11	1,500,000	1,555,197
2.250%, 3/13/12	500,000	510,147
1.950%, 6/20/12	1,700,000	1,725,658

		9,824,062

Commercial Banks (1.2%)
American Express Bank FSB
3.150%, 12/9/11^	1,700,000	1,762,150
Citibank N.A.
1.375%, 8/10/11	900,000	907,270
1.250%, 9/22/11	1,250,000	1,258,140
1.875%, 5/7/12	500,000	506,484
1.875%, 6/4/12^	1,500,000	1,518,141
GMAC, Inc.
1.750%, 10/30/12	2,000,000	2,011,570
2.200%, 12/19/12	2,000,000	2,030,054
HSBC USA, Inc.
3.125%, 12/16/11	1,450,000	1,501,187
KeyBank N.A.
3.200%, 6/15/12	650,000	675,044
PNC Funding Corp.
1.875%, 6/22/11	250,000	252,908
2.300%, 6/22/12	1,300,000	1,329,493
Regions Bank/Alabama
3.250%, 12/9/11	1,300,000	1,348,356
Sovereign Bank
2.750%, 1/17/12	550,000	566,948
SunTrust Bank/Georgia
3.000%, 11/16/11	1,000,000	1,032,525
U.S. Bancorp
1.800%, 5/15/12^	1,680,000	1,699,078
Wells Fargo & Co.
3.000%, 12/9/11	1,320,000	1,362,964
2.125%, 6/15/12	1,000,000	1,015,413

		20,777,725

Diversified Financial Services (1.9%)
Bank of America Corp.
2.100%, 4/30/12	2,400,000	2,444,196
3.125%, 6/15/12	3,000,000	3,117,360
2.375%, 6/22/12^	1,000,000	1,024,538
Citigroup Funding, Inc.
1.375%, 5/5/11	500,000	503,937
2.125%, 7/12/12	245,000	249,393
1.875%, 10/22/12	1,800,000	1,814,361
2.250%, 12/10/12	2,000,000	2,032,460
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,547,746
2.125%, 4/30/12	4,800,000	4,887,869
General Electric Capital Corp.
3.000%, 12/9/11	2,100,000	2,170,130
2.250%, 3/12/12	1,000,000	1,021,267
2.200%, 6/8/12	2,350,000	2,393,618
2.125%, 12/21/12	$1,010,000	$1,023,214
2.625%, 12/28/12	1,000,000	1,026,908
John Deere Capital Corp.
2.875%, 6/19/12	1,050,000	1,086,422
JPMorgan Chase & Co.
3.125%, 12/1/11	2,000,000	2,069,508
2.200%, 6/15/12	1,475,000	1,503,968
2.125%, 6/22/12	1,200,000	1,222,660
2.125%, 12/26/12	1,450,000	1,470,633
Private Export Funding Corp.
5.685%, 5/15/12	450,000	491,639
4.550%, 5/15/15	600,000	643,642
4.950%, 11/15/15	200,000	217,678

		33,963,147

Thrifts & Mortgage Finance (0.1%)
Santander Holdings USA, Inc.
2.500%, 6/15/12	400,000	409,391
U.S. Central Federal Credit Union
1.250%, 10/19/11	1,000,000	1,005,989
1.900%, 10/19/12	500,000	504,607
Western Corporate Federal Credit Union
1.750%, 11/2/12^	700,000	702,018

		2,622,005

Total Financials		67,186,939

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,629,839
5.500%, 7/18/17	2,000,000	2,227,886

Total Utilities		3,857,725

Total Corporate Bonds		71,044,664

Government Securities (73.2%)
Agency ABS (3.7%)
Federal Farm Credit Bank
0.875%, 12/9/11	250,000	249,549
1.050%, 12/23/11	250,000	250,167
1.125%, 1/6/12	250,000	249,612
1.830%, 12/3/12	200,000	199,604
1.625%, 12/24/12	250,000	249,372
1.750%, 2/21/13	2,900,000	2,893,028
2.480%, 10/28/13	200,000	200,352
2.375%, 11/4/13	100,000	100,109
Federal Home Loan Bank
0.800%, 6/30/11	250,000	249,618
0.750%, 7/8/11	1,000,000	1,000,233
1.250%, 10/19/11	250,000	250,346
1.375%, 10/19/11	1,000,000	1,000,520
1.000%, 12/28/11	1,500,000	1,499,703
1.200%, 1/19/12	200,000	199,781
1.125%, 3/23/12	100,000	99,749
1.200%, 3/26/12	250,000	249,030
1.350%, 4/9/12	600,000	599,188
1.625%, 4/27/12	250,000	250,226
1.125%, 5/18/12	1,000,000	997,223
1.375%, 6/11/12	250,000	250,261
1.550%, 8/10/12	200,000	200,262
1.900%, 10/15/12	250,000	250,786
1.750%, 12/14/12	1,000,000	1,003,177
1.850%, 12/21/12	500,000	498,061
1.500%, 1/16/13^	1,500,000	1,497,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.000%, 2/19/13	$100,000	$100,090
2.000%, 3/4/13	200,000	199,707
2.000%, 3/15/13	250,000	249,198
1.625%, 3/20/13	1,800,000	1,798,088
2.300%, 9/5/13	500,000	499,628
2.350%, 10/7/13	300,000	300,267
3.125%, 12/13/13	1,000,000	1,039,173
3.000%, 12/29/14	100,000	99,359
3.000%, 1/29/15	250,000	250,139
3.000%, 3/2/15	100,000	99,960
3.250%, 3/19/15	250,000	250,346
Federal Home Loan Mortgage Corp.
0.750%, 9/15/11	500,000	498,306
1.200%, 11/10/11	250,000	249,917
1.250%, 12/15/11	1,000,000	996,973
1.250%, 12/21/11	1,000,000	997,420
1.000%, 12/22/11	200,000	199,291
1.125%, 12/30/11	250,000	248,921
1.300%, 1/12/12	250,000	249,869
1.250%, 1/19/12	200,000	199,749
1.375%, 1/25/12	100,000	100,160
1.250%, 1/27/12	300,000	299,843
1.300%, 3/30/12	450,000	448,155
1.500%, 4/19/12	100,000	100,050
1.125%, 4/25/12	500,000	499,088
1.250%, 6/15/12	100,000	99,376
1.600%, 10/15/12	200,000	199,744
2.000%, 11/5/12	1,000,000	1,004,207
1.700%, 12/17/12	500,000	498,294
1.375%, 1/9/13^	1,500,000	1,488,326
1.875%, 3/8/13	500,000	498,166
2.000%, 3/11/13	100,000	99,886
1.800%, 3/18/13	100,000	99,373
2.000%, 3/29/13	700,000	698,733
2.100%, 4/12/13	250,000	250,130
1.625%, 4/15/13	1,000,000	994,195
2.260%, 4/30/13	250,000	250,326
2.000%, 5/8/13	200,000	200,021
2.125%, 6/18/13	200,000	198,875
2.125%, 8/26/13	500,000	500,194
2.200%, 12/17/13	100,000	99,221
3.000%, 12/30/14	250,000	249,482
3.150%, 1/22/15	900,000	903,546
3.500%, 1/26/15	100,000	100,205
2.875%, 2/9/15	2,000,000	2,012,282
3.000%, 2/17/15	1,000,000	994,190
3.000%, 3/10/15	100,000	100,255
3.000%, 3/16/15	300,000	299,885
3.125%, 3/16/15	250,000	250,682
3.000%, 3/17/15	500,000	502,630
3.050%, 4/9/15	100,000	99,774
3.000%, 4/15/15	100,000	99,813
4.750%, 1/22/20	500,000	504,504
4.500%, 2/26/20	200,000	200,592
Federal National Mortgage Association
1.250%, 1/6/12	250,000	249,828
0.875%, 1/12/12^	1,500,000	1,494,109
1.000%, 4/4/12^	2,000,000	1,991,804
1.250%, 4/5/12	300,000	298,956
1.625%, 4/30/12	250,000	250,195
1.550%, 9/17/12	200,000	198,806
1.500%, 9/24/12	200,000	199,300
2.050%, 10/19/12	500,000	500,388
1.800%, 12/21/12	300,000	298,683
1.750%, 12/28/12	500,000	499,256
2.000%, 1/15/13	$150,000	$150,221
2.250%, 1/15/13	100,000	100,340
2.050%, 1/28/13	600,000	598,884
1.800%, 2/8/13	300,000	299,765
1.875%, 2/19/13	100,000	99,812
2.000%, 2/19/13	500,000	499,889
1.750%, 2/22/13	2,000,000	2,001,580
1.750%, 2/25/13	100,000	99,663
2.000%, 3/1/13	200,000	199,707
1.800%, 3/15/13^	850,000	846,119
1.850%, 3/25/13	450,000	447,981
2.000%, 4/8/13	600,000	599,138
2.150%, 4/12/13	250,000	250,817
1.750%, 5/7/13	3,600,000	3,590,831
2.050%, 8/26/13	200,000	199,389
2.125%, 9/10/13	300,000	300,512
2.100%, 9/16/13	600,000	597,066
2.500%, 3/3/14	100,000	100,124
3.250%, 11/5/14	250,000	250,643
3.125%, 11/10/14	1,000,000	1,010,112
2.625%, 12/10/14	250,000	247,380
2.875%, 12/10/14	450,000	447,217
2.750%, 12/29/14	100,000	99,710
3.000%, 12/30/14	200,000	199,732
3.125%, 1/21/15	150,000	151,357
3.250%, 1/26/15	100,000	100,061
3.000%, 3/9/15	450,000	450,568
3.000%, 8/17/15	100,000	99,297
4.000%, 1/20/17	2,000,000	2,015,682
6.000%, 3/9/20	250,000	266,319
4.300%, 3/30/20	200,000	198,695
Financing Corp.
9.400%, 2/8/18	2,300,000	3,112,220
9.650%, 11/2/18	2,090,000	2,917,038
8.600%, 9/26/19	410,000	541,438
Private Export Funding Corp.
4.375%, 3/15/19	300,000	302,734

		67,331,260

U.S. Government Agencies (16.1%)
Federal Farm Credit Bank
1.125%, 10/3/11	500,000	501,264
3.500%, 10/3/11	1,000,000	1,039,016
2.000%, 1/17/12	2,500,000	2,542,040
2.020%, 4/20/12	1,000,000	1,000,857
2.250%, 4/24/12	1,000,000	1,020,727
2.125%, 6/18/12	1,000,000	1,017,035
1.875%, 12/7/12	1,000,000	1,004,935
3.875%, 10/7/13	1,000,000	1,060,229
2.900%, 4/7/14	1,000,000	1,000,441
2.625%, 4/17/14	2,000,000	2,019,582
3.700%, 4/1/16	500,000	500,000
4.875%, 1/17/17	1,500,000	1,625,351
4.300%, 5/28/19	500,000	498,787
Federal Home Loan Bank
1.375%, 5/16/11	2,000,000	2,016,220
2.625%, 5/20/11	6,800,000	6,951,252
1.300%, 6/15/11	500,000	500,853
3.625%, 7/1/11	6,000,000	6,222,534
1.625%, 7/27/11	2,000,000	2,022,166
3.625%, 9/16/11	5,700,000	5,937,331
2.250%, 4/13/12	5,000,000	5,105,705
2.000%, 6/15/12	500,000	501,487
1.875%, 6/20/12	1,500,000	1,518,228
2.000%, 7/27/12	2,000,000	2,008,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.150%, 8/10/12	$1,000,000	$1,005,943
1.625%, 9/26/12	1,500,000	1,504,764
2.000%, 10/5/12	1,000,000	1,005,554
1.875%, 11/19/12	1,000,000	1,005,432
1.625%, 11/21/12	1,000,000	1,002,706
2.000%, 12/28/12	250,000	249,769
3.375%, 2/27/13	4,800,000	5,019,130
3.625%, 5/29/13	4,000,000	4,230,316
5.125%, 8/14/13	1,000,000	1,102,551
2.500%, 10/15/13	500,000	499,658
3.625%, 10/18/13	4,800,000	5,069,573
5.250%, 6/18/14^	2,000,000	2,223,838
5.375%, 5/18/16	6,500,000	7,223,060
4.875%, 5/17/17	2,900,000	3,135,219
5.000%, 11/17/17^	3,700,000	4,043,889
Federal Home Loan Mortgage Corp.
2.750%, 4/11/11	2,000,000	2,043,648
5.125%, 4/18/11	2,500,000	2,617,717
1.750%, 4/20/11	1,250,000	1,250,697
1.625%, 4/26/11	2,500,000	2,527,018
1.700%, 6/29/11	1,000,000	1,002,814
3.875%, 6/29/11	10,000,000	10,390,390
1.750%, 7/27/11	1,300,000	1,301,299
1.625%, 8/11/11	1,000,000	1,001,407
1.500%, 8/24/11	500,000	501,824
2.000%, 10/14/11	1,000,000	1,000,601
1.125%, 12/15/11	2,650,000	2,656,053
2.350%, 3/2/12	1,000,000	1,006,661
4.750%, 3/5/12^	4,700,000	5,023,811
2.125%, 3/23/12	8,500,000	8,653,663
2.200%, 4/20/12	500,000	500,480
2.000%, 4/27/12	500,000	505,372
2.050%, 5/11/12	1,000,000	1,001,840
1.750%, 6/15/12	5,300,000	5,351,187
2.000%, 6/15/12	1,000,000	1,002,921
2.450%, 6/29/12	1,000,000	1,004,407
2.250%, 8/24/12	500,000	503,475
2.000%, 9/28/12	1,000,000	1,001,101
2.000%, 10/1/12	1,200,000	1,200,000
2.000%, 11/5/12	1,500,000	1,501,866
2.250%, 1/30/13	1,000,000	1,003,633
2.500%, 4/8/13	1,500,000	1,523,118
4.125%, 9/27/13	7,200,000	7,703,906
3.250%, 3/18/14	500,000	509,676
3.000%, 4/21/14	1,250,000	1,252,085
2.750%, 4/29/14	1,000,000	1,004,035
3.000%, 6/9/14	1,000,000	1,005,378
3.250%, 6/25/14	250,000	251,779
5.000%, 7/15/14	5,000,000	5,517,925
3.000%, 7/28/14	2,135,000	2,182,284
3.625%, 8/25/14	500,000	506,071
3.000%, 12/30/14	1,250,000	1,257,825
4.750%, 11/17/15	6,000,000	6,527,166
5.500%, 7/18/16	3,400,000	3,807,041
5.125%, 10/18/16	3,500,000	3,841,709
5.000%, 2/16/17	1,000,000	1,087,600
4.340%, 12/18/17	3,000,000	3,014,490
4.875%, 6/13/18	4,500,000	4,815,419
Federal National Mortgage Association
2.000%, 4/1/11	500,000	500,000
2.750%, 4/11/11^	2,000,000	2,044,052
1.750%, 4/15/11	2,000,000	2,000,736
2.125%, 4/15/11	500,000	500,272
5.125%, 4/15/11	5,000,000	5,238,590
1.375%, 4/28/11	350,000	352,811
1.700%, 4/29/11	$1,000,000	$1,000,791
1.250%, 9/28/11	1,000,000	1,000,445
1.000%, 11/23/11	3,110,000	3,112,634
1.430%, 12/8/11	1,000,000	1,001,782
2.000%, 1/9/12	4,645,000	4,717,917
2.250%, 2/24/12	250,000	253,347
2.375%, 3/23/12	250,000	252,776
2.250%, 4/9/12	500,000	500,209
2.150%, 4/13/12	1,000,000	1,000,582
1.875%, 4/20/12	350,000	354,543
1.500%, 4/26/12	1,000,000	1,000,541
2.150%, 5/4/12	1,000,000	1,001,417
1.750%, 8/10/12	1,000,000	1,006,683
2.200%, 8/27/12	1,000,000	1,006,096
2.000%, 9/28/12	2,000,000	2,010,392
1.875%, 10/29/12	1,000,000	1,000,140
4.750%, 11/19/12	5,000,000	5,408,395
1.750%, 12/28/12	250,000	250,643
3.625%, 2/12/13	9,700,000	10,223,616
2.170%, 3/21/13	500,000	501,005
3.875%, 7/12/13	3,000,000	3,194,151
2.750%, 2/5/14	5,500,000	5,602,652
3.150%, 2/18/14	500,000	504,789
2.750%, 3/13/14	8,000,000	8,143,216
2.900%, 4/7/14	250,000	251,508
3.000%, 5/12/14	500,000	501,575
3.000%, 7/28/14	2,500,000	2,518,620
3.300%, 7/30/14	2,000,000	2,013,200
3.000%, 9/29/14	1,000,000	1,013,326
3.125%, 9/29/14	1,000,000	1,002,292
3.000%, 10/29/14	500,000	500,859
2.625%, 11/20/14	2,000,000	2,000,128
3.450%, 4/8/16	2,000,000	2,001,128
3.500%, 5/18/16	3,000,000	3,011,316
5.250%, 9/15/16	505,000	557,292
4.875%, 12/15/16	5,000,000	5,394,605
5.000%, 2/13/17	2,900,000	3,158,297
5.000%, 5/11/17	5,400,000	5,868,218
(Zero Coupon), 6/1/17	1,500,000	1,114,667
5.375%, 6/12/17	2,410,000	2,668,636
4.250%, 5/21/19	500,000	502,575
Overseas Private Investment Corp.
7.050%, 11/15/13†	803,572	749,912

		286,810,493

U.S. Treasuries (53.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	3,930,500
10.625%, 8/15/15	2,300,000	3,218,024
9.875%, 11/15/15	2,400,000	3,292,687
9.250%, 2/15/16	2,400,000	3,234,000
7.250%, 5/15/16	7,100,000	8,815,090
7.500%, 11/15/16	6,500,000	8,208,792
8.750%, 5/15/17	5,400,000	7,298,435
8.875%, 8/15/17	2,500,000	3,413,477
9.000%, 11/15/18	2,500,000	3,504,883
8.875%, 2/15/19	4,000,000	5,583,436
8.125%, 8/15/19	3,000,000	4,034,064
U.S. Treasury Notes
0.875%, 4/30/11	2,000,000	2,008,204
4.875%, 4/30/11	6,000,000	6,283,128
0.875%, 5/31/11	10,000,000	10,042,970
4.875%, 5/31/11	4,000,000	4,202,656
1.125%, 6/30/11	9,000,000	9,065,394
5.125%, 6/30/11	6,000,000	6,341,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 7/31/11	$16,570,000	$16,655,435
4.875%, 7/31/11	5,000,000	5,283,010
4.625%, 8/31/11	4,000,000	4,222,656
4.500%, 9/30/11^	4,000,000	4,224,688
1.000%, 10/31/11	15,000,000	15,052,155
4.625%, 10/31/11	3,000,000	3,182,109
1.750%, 11/15/11	15,000,000	15,226,170
0.750%, 11/30/11^	10,000,000	9,986,330
4.500%, 11/30/11	4,000,000	4,244,376
1.125%, 12/15/11	16,400,000	16,473,029
1.000%, 12/31/11^	8,000,000	8,015,936
4.625%, 12/31/11	4,400,000	4,686,515
1.125%, 1/15/12	11,500,000	11,542,228
0.875%, 1/31/12	20,000,000	19,976,560
1.375%, 2/15/12	15,000,000	15,116,595
4.875%, 2/15/12	12,000,000	12,878,436
0.875%, 2/29/12^	17,000,000	16,964,810
4.625%, 2/29/12	4,000,000	4,279,064
1.375%, 3/15/12	5,000,000	5,038,280
1.000%, 3/31/12	5,000,000	4,997,650
4.500%, 3/31/12	5,000,000	5,345,705
4.500%, 4/30/12	2,000,000	2,142,500
1.375%, 5/15/12	10,000,000	10,061,720
4.750%, 5/31/12	4,000,000	4,311,564
1.875%, 6/15/12^	11,140,000	11,321,894
4.625%, 7/31/12	6,000,000	6,475,782
1.750%, 8/15/12	13,000,000	13,159,458
1.375%, 9/15/12^	10,000,000	10,021,880
4.250%, 9/30/12	5,000,000	5,364,455
1.375%, 10/15/12	5,000,000	5,006,250
3.875%, 10/31/12	4,500,000	4,789,687
1.375%, 11/15/12	18,000,000	17,995,788
4.000%, 11/15/12	6,800,000	7,267,500
3.375%, 11/30/12	5,500,000	5,789,179
1.125%, 12/15/12	5,000,000	4,956,640
3.625%, 12/31/12	3,500,000	3,706,717
1.375%, 1/15/13	15,000,000	14,951,955
1.375%, 2/15/13	5,000,000	4,976,560
3.875%, 2/15/13	2,000,000	2,134,218
2.750%, 2/28/13	6,000,000	6,209,532
2.500%, 3/31/13	7,400,000	7,602,923
3.625%, 5/15/13	2,000,000	2,121,718
3.500%, 5/31/13	10,000,000	10,567,190
3.375%, 6/30/13	3,000,000	3,156,798
3.375%, 7/31/13	7,900,000	8,313,518
4.250%, 8/15/13	5,800,000	6,276,690
3.125%, 8/31/13	11,000,000	11,477,818
3.125%, 9/30/13	4,400,000	4,588,030
2.750%, 10/31/13	12,900,000	13,273,894
2.000%, 11/30/13	5,000,000	5,008,595
1.750%, 1/31/14	5,000,000	4,943,360
4.000%, 2/15/14	15,800,000	16,981,303
1.875%, 2/28/14	16,000,000	15,864,992
1.875%, 4/30/14	16,000,000	15,806,256
4.750%, 5/15/14^	11,000,000	12,144,682
2.250%, 5/31/14	5,000,000	5,006,640
2.625%, 6/30/14	12,800,000	12,989,005
2.625%, 7/31/14	5,000,000	5,068,360
4.250%, 8/15/14	1,000,000	1,084,375
2.375%, 9/30/14	16,000,000	16,004,992
2.375%, 10/31/14	20,000,000	19,973,440
4.250%, 11/15/14	1,800,000	1,950,609
2.625%, 12/31/14	10,000,000	10,071,880
2.250%, 1/31/15^	12,000,000	11,869,692
4.000%, 2/15/15	14,400,000	15,417,000
2.375%, 2/28/15	$6,000,000	$5,958,780
2.500%, 3/31/15	6,000,000	5,983,140
4.125%, 5/15/15	5,600,000	6,022,626
4.250%, 8/15/15	8,000,000	8,637,504
4.500%, 2/15/16	4,000,000	4,357,188
2.625%, 2/29/16	9,000,000	8,845,308
2.375%, 3/31/16	10,000,000	9,671,880
2.625%, 4/30/16	5,000,000	4,894,920
5.125%, 5/15/16	5,000,000	5,611,720
3.250%, 5/31/16	4,000,000	4,050,312
3.250%, 6/30/16	11,000,000	11,123,750
4.875%, 8/15/16^	5,000,000	5,541,015
3.125%, 10/31/16	10,000,000	9,965,620
4.625%, 11/15/16	11,000,000	12,000,318
2.750%, 11/30/16	8,000,000	7,779,376
3.250%, 12/31/16	9,000,000	9,011,952
3.125%, 1/31/17	10,000,000	9,928,910
4.625%, 2/15/17	2,300,000	2,506,101
3.250%, 3/31/17	10,000,000	9,987,500
4.500%, 5/15/17	6,900,000	7,449,847
4.750%, 8/15/17	5,000,000	5,469,140
4.250%, 11/15/17	7,000,000	7,404,684
3.500%, 2/15/18	15,000,000	15,045,705
3.875%, 5/15/18	10,000,000	10,252,340
4.000%, 8/15/18	5,500,000	5,665,429
3.750%, 11/15/18	15,000,000	15,113,670
2.750%, 2/15/19	11,000,000	10,210,233
3.125%, 5/15/19	23,000,000	21,905,706
3.625%, 8/15/19	24,000,000	23,707,488
3.375%, 11/15/19	15,000,000	14,473,830

		952,651,758

Total Government Securities		1,306,793,511

Total Long-Term Debt Securities (77.2%) (Cost $1,382,751,662)		1,377,838,175

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(22.6%)
iShares Barclays 1-3 Year Treasury Bond Fund	1,994,000	166,239,780
iShares Barclays 3-7 Year Treasury Bond Fund^	1,537,000	170,883,660
iShares Barclays 7-10 Year Treasury Bond Fund^	741,000	66,319,500

Total Investment Companies (22.6%) (Cost $413,716,731)		403,442,940

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.1%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$17,640,282	17,640,282
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	2,300,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		19,940,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (3.4%)
JPMorgan Chase Nassau
0.000%, 4/1/10	$60,154,076	$60,154,076

Total Short-Term Investments (4.5%) (Cost/Amortized Cost $87,794,358)		80,094,358

Total Investments (104.3%) (Cost/Amortized Cost $1,884,262,751)		1,861,375,473
Other Assets Less Liabilities (-4.3%)		(77,055,743)

Net Assets (100%)		$1,784,319,730

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $749,912 or 0.0% of net assets) at fair value by management.

(h)	Security in default.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%- 15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $17,993,088.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$67,186,939	$—	$67,186,939
Utilities	—	3,857,725	—	3,857,725
Government Securities
Agency ABS	—	67,331,260	—	67,331,260
U.S. Government Agencies	—	286,060,581	749,912	286,810,493
U.S. Treasuries	—	952,651,758	—	952,651,758
Investment Companies
Exchange Traded Funds (ETFs)	403,442,940	—	—	403,442,940
Short-Term Investments	—	80,094,358	—	80,094,358

Total Assets	$403,442,940	$1,457,182,621	$749,912	$1,861,375,473

Total Liabilities	$—	$—	$—	$—

Total	$403,442,940	$1,457,182,621	$749,912	$1,861,375,473

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Government
Balance as of 12/31/09	$794,260
Total gains or losses (realized/unrealized) included in earnings	9,224
Purchases, sales, issuances, and settlements (net)	(53,572)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$749,912

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$9,792

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$104,226,493
Long-term U.S. Treasury securities	297,133,947

$401,360,440

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,882,428
Long-term U.S. Treasury securities	271,890,899

$390,773,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(25,436,759)

Net unrealized depreciation	$(25,436,759)

Federal income tax cost of investments	$1,886,812,232

At March 31, 2010, the Portfolio had loaned securities with a total value of $27,104,518. This was secured by collateral of $27,640,282, which was received as cash and subsequently invested in short-term investments currently valued at $19,940,282, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $18,280,198 of which $11,384,023 expires in the year 2014, $1,221,059 expires in the year 2016, and $5,675,116 expires in the year 2017.

Included in the capital loss carryforward amounts are $1,221,059 of losses acquired from EQ/Government Securities Portfolio as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.0%)
AGL Energy Ltd.	38,485	$530,796
Alumina Ltd.	206,738	327,255
Amcor Ltd.	102,569	601,442
AMP Ltd.	174,493	1,002,373
Aristocrat Leisure Ltd.	26,818	111,481
Arrow Energy Ltd.*	44,081	203,468
Asciano Group*	233,460	405,975
ASX Ltd.	14,385	448,021
Australia & New Zealand Banking Group Ltd.	207,105	4,819,666
Bendigo and Adelaide Bank Ltd.	29,016	266,265
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	829,831	33,193,542
BHP Billiton Ltd. (ADR)	15,763	1,266,084
Billabong International Ltd.	16,353	169,572
BlueScope Steel Ltd.*	153,728	410,509
Boral Ltd.	49,482	254,734
Brambles Ltd.	118,013	797,048
Caltex Australia Ltd.	10,072	104,534
CFS Retail Property Trust (REIT)	143,951	247,681
Coca-Cola Amatil Ltd.	47,350	488,821
Cochlear Ltd.	4,276	285,815
Commonwealth Bank of Australia	126,783	6,548,915
Computershare Ltd.	37,584	431,802
Crown Ltd.	39,341	295,308
CSL Ltd.	48,011	1,605,007
CSR Ltd.	123,713	187,884
Dexus Property Group (REIT)	415,320	308,706
Energy Resources of Australia Ltd.	5,225	90,620
Fairfax Media Ltd.	180,578	298,273
Fortescue Metals Group Ltd.*	101,483	456,317
Foster’s Group Ltd.	161,249	782,762
Goodman Fielder Ltd.	111,881	146,815
Goodman Group (REIT)	480,176	288,615
GPT Group (REIT)	779,727	411,422
Harvey Norman Holdings Ltd.	39,623	131,623
Incitec Pivot Ltd.	135,701	432,105
Insurance Australia Group Ltd.	177,533	632,103
Intoll Group	183,591	188,689
Leighton Holdings Ltd.	12,560	449,502
Lend Lease Group	35,811	284,585
Macquarie Group Ltd.	27,613	1,197,271
MAp Group	61,925	175,591
Metcash Ltd.	65,857	250,195
Mirvac Group (REIT)	226,505	306,582
National Australia Bank Ltd.	173,304	4,376,572
Newcrest Mining Ltd.	40,225	1,211,467
Nufarm Ltd.	13,434	101,457
OneSteel Ltd.	112,241	401,692
Orica Ltd.	30,133	740,785
Origin Energy Ltd.	73,100	1,110,178
OZ Minerals Ltd.*	265,629	279,099
Paladin Energy Ltd.*	52,053	188,677
Qantas Airways Ltd.*	101,330	264,079
QBE Insurance Group Ltd.	85,536	1,634,991
Rio Tinto Ltd.	36,105	2,597,529
Santos Ltd.	69,477	934,657
Sims Metal Management Ltd.	11,791	234,361
Sonic Healthcare Ltd.	31,006	408,865
SP AusNet	113,962	94,642
Stockland Corp., Ltd. (REIT)	198,977	728,539
Suncorp-Metway Ltd.	110,541	866,280
TABCORP Holdings Ltd.	51,788	$327,911
Tatts Group Ltd.	105,467	238,083
Telstra Corp., Ltd.	361,328	991,402
Toll Holdings Ltd.	56,106	382,024
Transurban Group	94,426	437,583
Wesfarmers Ltd.	83,118	2,424,726
Wesfarmers Ltd. (PPS)	11,888	347,671
Westfield Group (REIT)	172,216	1,905,890
Westpac Banking Corp.	244,812	6,254,304
Woodside Petroleum Ltd.	44,771	1,926,845
Woolworths Ltd.	102,680	2,638,280
WorleyParsons Ltd.	13,984	326,585

		96,210,948

Austria (0.2%)
Erste Group Bank AG	14,743	619,283
Immoeast AG*	34,057	186,756
OMV AG	13,202	495,353
Raiffeisen International Bank Holding AG	4,039	192,026
Telekom Austria AG	25,736	359,769
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	6,498	257,942
Vienna Insurance Group	3,087	163,026
Voestalpine AG	9,445	382,069

		2,656,224

Belgium (0.6%)
Anheuser-Busch InBev N.V.*	84,644	2,974,033
Belgacom S.A.	12,608	492,478
Cie Nationale a Portefeuille	2,931	153,600
Colruyt S.A.	1,245	306,464
Delhaize Group S.A.	8,544	686,627
Dexia S.A.*	44,200	263,630
Fortis*	191,639	682,295
Groupe Bruxelles Lambert S.A.	6,507	574,955
KBC Groep N.V.*	13,280	643,118
Mobistar S.A.	2,557	157,364
Solvay S.A.	4,950	508,850
UCB S.A.	7,704	328,967
Umicore S.A.	9,505	331,925

		8,104,306

Bermuda (0.8%)
Nabors Industries Ltd.*	99,359	1,950,418
PartnerReinsurance Ltd.	107,578	8,576,118
Seadrill Ltd.	23,837	555,496

		11,082,032

Brazil (2.0%)
Petroleo Brasileiro S.A. (ADR)	159,312	7,087,791
Vale S.A. (ADR)	649,011	20,891,664

		27,979,455

Canada (9.0%)
Agrium, Inc. (When Issued)	286,915	20,264,806
Brookfield Asset Management, Inc., Class A	99,134	2,519,986
Canadian National Railway Co.	290,026	17,572,675
Canadian Natural Resources Ltd.	202,318	14,978,590
Canadian Pacific Railway Ltd. (New York Exchange)	132,235	7,436,896
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	5,850,355
Cenovus Energy, Inc.	133,700	3,500,923
EnCana Corp.	133,700	4,151,849
Ensign Energy Services, Inc.	15,370	222,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Finning International, Inc.	121,922	$2,208,797
Manulife Financial Corp.	112,082	2,208,514
Potash Corp. of Saskatchewan, Inc.	207,163	24,733,623
Suncor Energy, Inc.	490,541	15,959,991
Talisman Energy, Inc.	118,836	2,032,375

		123,641,838

China (0.0%)
Foxconn International Holdings Ltd.*	170,008	179,330
Yangzijiang Shipbuilding Holdings Ltd.	147,767	122,528

		301,858

Cyprus (0.0%)
Bank of Cyprus PCL	48,826	308,631

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	43	313,150
A. P. Moller - Maersk A/S, Class B	108	822,962
Carlsberg A/S, Class B	9,054	759,893
Coloplast A/S, Class B	1,982	218,272
Danske Bank A/S*	36,391	895,283
DSV A/S	18,076	323,032
H. Lundbeck A/S	4,618	87,051
Novo Nordisk A/S, Class B	36,471	2,830,046
Novozymes A/S, Class B	3,513	388,789
Topdanmark A/S*	1,183	154,105
TrygVesta A/S	2,030	133,988
Vestas Wind Systems A/S*	17,158	932,331
William Demant Holding A/S*	1,856	131,326

		7,990,228

Finland (0.8%)
Elisa Oyj*	10,795	222,641
Fortum Oyj	35,576	870,198
Kesko Oyj, Class B	4,958	195,137
Kone Oyj, Class B	12,395	512,284
Metso Oyj	10,936	353,168
Neste Oil Oyj	10,814	188,562
Nokia Oyj	307,285	4,785,347
Nokian Renkaat Oyj	9,266	240,666
Orion Oyj, Class B	6,663	147,410
Outokumpu Oyj	10,440	229,138
Pohjola Bank plc	13,768	154,717
Rautaruukki Oyj	6,284	135,800
Sampo Oyj, Class A	33,671	893,183
Sanoma Oyj	6,550	145,087
Stora Enso Oyj*	50,199	382,399
UPM-Kymmene Oyj	44,356	588,610
Wartsila Oyj	7,156	362,447

		10,406,794

France (6.2%)
Accor S.A.	12,399	685,945
Aeroports de Paris S.A.	2,268	186,737
Air France-KLM*	13,143	207,782
Air Liquide S.A.	20,504	2,461,419
Alcatel-Lucent*	195,854	619,265
Alstom S.A.	16,809	1,048,201
Atos Origin S.A.*	3,702	185,904
AXA S.A.	138,694	3,085,277
BioMerieux	1,110	127,479
BNP Paribas S.A.	77,349	5,940,245
Bouygues S.A.	18,870	948,617
Bureau Veritas S.A.	3,825	203,033
Cap Gemini S.A.	12,402	610,900
Carrefour S.A.	51,984	2,505,522
Casino Guichard Perrachon S.A.	4,563	386,113
Christian Dior S.A.	4,979	$531,132
Cie de Saint-Gobain S.A.	31,493	1,514,282
Cie Generale d’Optique Essilor International S.A.	16,922	1,080,389
Cie Generale de Geophysique - Veritas*	11,574	328,359
CNP Assurances S.A.	3,164	298,800
Compagnie Generale des Etablissements Michelin, Class B	12,422	915,395
Credit Agricole S.A.	73,533	1,287,153
Danone S.A.	45,233	2,724,790
Dassault Systemes S.A.	4,884	288,897
EDF S.A.	19,585	1,068,680
Eiffage S.A.	3,226	166,859
Eramet S.A.	421	144,914
Eurazeo S.A.	1,928	133,926
Eutelsat Communications S.A.	7,736	275,008
Fonciere Des Regions (REIT)	2,030	223,595
France Telecom S.A.	151,318	3,620,550
GDF Suez S.A.	101,522	3,921,652
Gecina S.A. (REIT)	1,467	162,356
Groupe Eurotunnel S.A.	36,304	369,962
Hermes International S.A.	4,404	611,779
ICADE (REIT)	1,469	163,510
Iliad S.A.	1,213	125,087
Imerys S.A.	2,741	168,965
Ipsen S.A.	2,027	98,984
J.C. Decaux S.A.*	5,242	146,487
Klepierre S.A. (REIT)	7,156	281,066
Lafarge S.A.	16,797	1,181,986
Lagardere S.C.A.	10,108	409,025
Legrand S.A.	8,229	259,968
L’Oreal S.A.	19,661	2,067,582
LVMH Moet Hennessy Louis Vuitton S.A.	19,990	2,336,536
M6-Metropole Television	5,182	134,032
Natixis S.A.*	75,927	409,691
Neopost S.A.	2,389	190,924
PagesJaunes Groupe S.A.	10,148	116,532
Pernod-Ricard S.A.	16,612	1,410,614
Peugeot S.A.*	13,015	383,216
PPR S.A.	6,417	854,318
Publicis Groupe S.A.	10,147	434,176
Renault S.A.*	15,639	732,962
Safran S.A.	14,334	373,652
Sanofi-Aventis S.A.	86,082	6,416,757
Schneider Electric S.A.	19,626	2,301,942
SCOR SE	13,051	329,631
Societe BIC S.A.	1,992	152,524
Societe Des Autoroutes Paris - Rhin - Rhone*	1,687	121,333
Societe Generale S.A.	51,372	3,230,940
Societe Television Francaise 1 S.A.	9,432	174,975
Sodexo S.A.	8,036	480,282
Suez Environnement Co. S.A.	21,721	499,911
Technip S.A.	8,793	714,951
Thales S.A.	7,544	302,826
Total S.A.	172,552	10,016,805
Unibail-Rodamco S.A. (REIT)	7,482	1,515,835
Vallourec S.A.	4,826	973,173
Veolia Environnement	33,205	1,151,705
Vinci S.A.	36,061	2,125,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi S.A.	100,520	$2,690,230

		84,349,327

Germany (5.1%)
Adidas AG	17,659	944,505
Allianz SE (Registered)	37,632	4,718,332
BASF SE	122,924	7,623,974
Bayer AG	67,538	4,568,308
Bayerische Motoren Werke (BMW) AG	27,194	1,255,417
Bayerische Motoren Werke (BMW) AG (Preference)	4,194	148,441
Beiersdorf AG	7,069	422,822
Celesio AG	6,345	202,849
Commerzbank AG*	60,063	514,408
Daimler AG	73,698	3,469,474
Deutsche Bank AG (Registered)	48,635	3,746,236
Deutsche Boerse AG	16,046	1,189,388
Deutsche Lufthansa AG (Registered)	20,859	345,967
Deutsche Post AG (Registered)	70,973	1,231,318
Deutsche Postbank AG*	7,034	225,684
Deutsche Telekom AG (Registered)	232,859	3,156,118
E.ON AG	155,469	5,739,918
Fraport AG	2,948	155,227
Fresenius Medical Care AG & Co. KGaA	15,312	863,955
Fresenius SE	2,267	168,743
Fresenius SE (Preference)	6,303	475,885
GEA Group AG	12,223	283,294
Hannover Rueckversicherung AG (Registered)*	4,498	222,110
HeidelbergCement AG	11,735	654,600
Henkel AG & Co. KGaA	10,669	494,338
Henkel AG & Co. KGaA (Preference)	14,262	767,822
Hochtief AG	3,536	297,156
Infineon Technologies AG*	91,929	638,078
K+S AG	14,513	880,717
Linde AG	12,455	1,486,086
MAN SE	8,960	750,071
Merck KGaA	5,171	419,053
Metro AG	9,317	552,690
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	16,241	2,635,599
Porsche Automobil Holding SE (Preference)	7,333	447,527
Puma AG Rudolf Dassler Sport	517	163,783
RWE AG	59,890	5,306,412
RWE AG (Non-Voting)(Preference)	2,910	239,321
Salzgitter AG	3,367	312,559
SAP AG	70,137	3,397,037
Siemens AG (Registered)	67,296	6,739,741
Solarworld AG	6,251	94,265
Suedzucker AG	5,326	117,543
ThyssenKrupp AG	27,781	955,133
TUI AG*	15,100	169,787
United Internet AG*	9,847	149,357
Volkswagen AG	2,851	275,325
Volkswagen AG (Preference)	8,434	773,475
Wacker Chemie AG	1,227	182,960

		70,572,808

Greece (0.2%)
Alpha Bank AE*	38,074	360,487
Coca Cola Hellenic Bottling Co. S.A.	14,735	397,240
EFG Eurobank Ergasias S.A.*	25,939	238,235
Hellenic Petroleum S.A.	9,458	108,327
Hellenic Telecommunications Organization S.A.	19,363	$240,343
Marfin Investment Group S.A.*	51,328	117,854
National Bank of Greece S.A.*	49,859	1,003,397
OPAP S.A.	18,007	408,595
Piraeus Bank S.A.*	24,416	213,364
Public Power Corp. S.A.*	8,743	153,514
Titan Cement Co. S.A.	4,463	118,148

		3,359,504

Hong Kong (1.5%)
ASM Pacific Technology Ltd.	16,607	157,317
Bank of East Asia Ltd.	125,380	461,844
BOC Hong Kong Holdings Ltd.	312,043	744,314
Cathay Pacific Airways Ltd.*	94,575	199,278
Cheung Kong Holdings Ltd.	116,899	1,505,606
Cheung Kong Infrastructure Holdings Ltd.	34,340	132,906
Chinese Estates Holdings Ltd.	66,991	111,993
CLP Holdings Ltd.	168,064	1,201,346
Esprit Holdings Ltd.	97,157	766,444
Genting Singapore plc*	457,082	289,158
Hang Lung Group Ltd.	64,739	343,529
Hang Lung Properties Ltd.	175,438	707,243
Hang Seng Bank Ltd.	61,474	856,681
Henderson Land Development Co., Ltd.	91,190	642,444
Hong Kong & China Gas Co., Ltd.	320,480	799,110
Hong Kong Aircraft Engineering Co., Ltd.	5,631	71,111
Hong Kong Exchanges and Clearing Ltd.	85,627	1,429,276
HongKong Electric Holdings Ltd.	117,496	696,872
Hopewell Holdings Ltd.	47,851	141,749
Hutchison Whampoa Ltd.	176,571	1,291,720
Hysan Development Co., Ltd.	48,459	140,117
Kerry Properties Ltd.	55,732	298,965
Li & Fung Ltd.	189,519	932,431
Lifestyle International Holdings Ltd.	54,606	98,603
Link REIT (REIT)	186,686	460,208
Mongolia Energy Co., Ltd.*	242,627	112,185
MTR Corp.	111,029	420,421
New World Development Ltd.	213,780	418,515
Noble Group Ltd.	164,516	359,855
NWS Holdings Ltd.	68,810	137,367
Orient Overseas International Ltd.	19,452	144,182
PCCW Ltd.	291,585	86,752
Shangri-La Asia Ltd.	104,332	204,787
Sino Land Co., Ltd.	130,038	254,909
Sun Hung Kai Properties Ltd.	118,278	1,779,292
Swire Pacific Ltd., Class A	63,331	761,840
Television Broadcasts Ltd.	21,392	103,595
Wharf Holdings Ltd.	113,573	639,961
Wheelock & Co., Ltd.	68,116	200,902
Wing Hang Bank Ltd.	14,356	131,278
Yue Yuen Industrial Holdings Ltd.†	53,199	184,998

		20,421,104

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd.*†	67,703	—
CRH plc	57,620	1,438,967
Elan Corp. plc*	42,633	321,309
Experian plc	85,636	842,743
Kerry Group plc, Class A	10,679	331,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc	46,730	$1,031,072

		3,965,833

Italy (2.3%)
A2A S.p.A.	93,480	175,373
Assicurazioni Generali S.p.A.	95,383	2,289,292
Atlantia S.p.A.	20,150	470,286
Autogrill S.p.A.*	8,560	104,170
Banca Carige S.p.A.	55,507	151,628
Banca Monte dei Paschi di Siena S.p.A.	188,785	279,461
Banca Popolare Societa Cooperativa	30,114	186,996
Banco Popolare S.c.a.r.l.*	54,683	380,367
Enel S.p.A.	538,111	3,008,950
ENI S.p.A.	213,835	5,016,738
Exor S.p.A.	7,556	131,243
Fiat S.p.A.*	64,848	844,338
Finmeccanica S.p.A.	34,582	461,477
Fondiaria-Sai S.p.A.	5,108	76,856
Intesa Sanpaolo S.p.A.*	706,276	2,577,368
Italcementi S.p.A.	5,986	69,208
Luxottica Group S.p.A.	10,615	283,876
Mediaset S.p.A.	58,641	503,734
Mediobanca S.p.A.*	39,459	423,964
Mediolanum S.p.A.	17,155	100,386
Parmalat S.p.A.	142,466	390,135
Pirelli & C S.p.A.*	195,184	119,950
Prysmian S.p.A.	8,705	171,070
Saipem S.p.A.	159,795	6,183,447
Snam Rete Gas S.p.A.	124,710	632,069
Telecom Italia S.p.A.	809,352	1,165,299
Telecom Italia S.p.A. (RNC)	485,995	548,102
Terna Rete Elettrica Nazionale S.p.A.	111,489	482,241
UniCredit S.p.A.*	1,337,835	3,952,696
Unione di Banche Italiane S.c.p.A.	48,914	659,996
Unipol Gruppo Finanziario S.p.A.*	49,677	56,092

		31,896,808

Japan (13.7%)
77 Bank Ltd.	26,459	151,130
ABC-Mart, Inc.	2,140	68,442
Acom Co., Ltd.	3,576	58,523
Advantest Corp.	13,598	340,059
Aeon Co., Ltd.	54,152	614,561
Aeon Credit Service Co., Ltd.	6,138	72,876
Aeon Mall Co., Ltd.	6,362	134,127
Air Water, Inc.	11,000	125,896
Aisin Seiki Co., Ltd.	16,238	486,324
Ajinomoto Co., Inc.	56,168	556,333
Alfresa Holdings Corp.	3,966	170,959
All Nippon Airways Co., Ltd.*	65,302	186,497
Amada Co., Ltd.	28,148	236,047
Aozora Bank Ltd.	52,918	74,716
Asahi Breweries Ltd.	32,587	611,028
Asahi Glass Co., Ltd.	82,752	932,055
Asahi Kasei Corp.	107,078	576,107
Asics Corp.	12,948	126,585
Astellas Pharma, Inc.	36,930	1,337,127
Bank of Kyoto Ltd.	23,082	212,575
Bank of Yokohama Ltd.	103,700	508,018
Benesse Holdings, Inc.	5,574	241,466
Bridgestone Corp.	51,164	873,438
Brother Industries Ltd.	18,015	217,745
Canon Marketing Japan, Inc.	5,462	74,373
Canon, Inc.	88,030	4,077,119
Casio Computer Co., Ltd.	20,827	160,173
Central Japan Railway Co.	126	$959,589
Chiba Bank Ltd.	60,672	362,773
Chiyoda Corp.	13,000	129,041
Chubu Electric Power Co., Inc.	55,554	1,388,701
Chugai Pharmaceutical Co., Ltd.	18,747	352,521
Chugoku Bank Ltd.	13,511	182,382
Chugoku Electric Power Co., Inc.	23,462	466,279
Chuo Mitsui Trust Holdings, Inc.	77,871	292,360
Citizen Holdings Co., Ltd.	25,952	177,381
Coca-Cola West Co., Ltd.	4,448	72,746
Cosmo Oil Co., Ltd.	42,222	102,066
Credit Saison Co., Ltd.	12,216	189,466
Dai Nippon Printing Co., Ltd.	46,162	623,624
Daicel Chemical Industries Ltd.	23,955	164,756
Daido Steel Co., Ltd.	22,519	94,662
Daihatsu Motor Co., Ltd.	15,200	145,188
Daiichi Sankyo Co., Ltd.	55,487	1,039,231
Daikin Industries Ltd.	19,723	806,936
Dainippon Sumitomo Pharma Co., Ltd.	13,892	127,345
Daito Trust Construction Co., Ltd.	6,738	325,044
Daiwa House Industry Co., Ltd.	43,658	492,664
Daiwa Securities Group, Inc.	139,476	734,006
DeNA Co., Ltd.	25	185,047
Denki Kagaku Kogyo KK	39,718	170,784
Denso Corp.	39,012	1,162,139
Dentsu, Inc.	14,863	390,613
Dowa Holdings Co., Ltd.	21,392	128,823
East Japan Railway Co.	28,035	1,949,166
Eisai Co., Ltd.	21,154	754,611
Electric Power Development Co., Ltd.	11,203	369,079
Elpida Memory, Inc.*	15,639	307,962
FamilyMart Co., Ltd.	4,504	143,324
Fanuc Ltd.	16,044	1,702,390
Fast Retailing Co., Ltd.	4,016	698,043
Fuji Electric Holdings Co., Ltd.	47,288	128,981
Fuji Heavy Industries Ltd.*	53,480	276,867
Fuji Media Holdings, Inc.	39	57,776
Fujifilm Holdings Corp.	38,668	1,331,810
Fujitsu Ltd.	149,742	980,234
Fukuoka Financial Group, Inc.	57,983	246,222
Furukawa Electric Co., Ltd.	54,288	282,212
GS Yuasa Corp.	30,963	208,981
Gunma Bank Ltd.	29,274	161,885
Hachijuni Bank Ltd.	32,088	182,595
Hakuhodo DY Holdings, Inc.	1,876	98,726
Hankyu Hanshin Holdings, Inc.	93,448	432,805
Hino Motors Ltd.	20,830	88,008
Hirose Electric Co., Ltd.	2,366	272,815
Hiroshima Bank Ltd.	38,280	161,735
Hisamitsu Pharmaceutical Co., Inc.	5,067	188,339
Hitachi Chemical Co., Ltd.	9,088	196,361
Hitachi Construction Machinery Co., Ltd.	9,351	220,947
Hitachi High-Technologies Corp.	5,518	126,603
Hitachi Ltd.*	372,211	1,389,471
Hitachi Metals Ltd.	12,386	130,233
Hokkaido Electric Power Co., Inc.	14,468	277,630
Hokuhoku Financial Group, Inc.	97,952	214,784
Hokuriku Electric Power Co.	14,638	321,914
Honda Motor Co., Ltd.	137,004	4,835,953
HOYA Corp.	33,502	920,597
Ibiden Co., Ltd.	10,834	373,147
Idemitsu Kosan Co., Ltd.	1,990	150,703
IHI Corp.	105,834	193,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INPEX Corp.	65	$476,949
Isetan Mitsukoshi Holdings Ltd.	30,448	327,310
Isuzu Motors Ltd.	101,138	273,697
Ito En Ltd.	5,011	77,558
ITOCHU Corp.	126,032	1,104,078
ITOCHU Techno-Solutions Corp.	2,534	83,211
Iyo Bank Ltd.	18,578	176,659
J. Front Retailing Co., Ltd.	39,068	229,836
Jafco Co., Ltd.	2,816	73,947
Japan Petroleum Exploration Co.	2,310	117,118
Japan Prime Realty Investment Corp. (REIT)	46	102,392
Japan Real Estate Investment Corp. (REIT)	36	306,899
Japan Retail Fund Investment Corp. (REIT)	104	122,366
Japan Steel Works Ltd.	28,022	321,014
Japan Tobacco, Inc.	370	1,377,260
JFE Holdings, Inc.	40,476	1,630,037
JGC Corp.	17,326	309,121
Joyo Bank Ltd.	53,480	238,541
JS Group Corp.	21,223	431,997
JSR Corp.	14,018	292,835
JTEKT Corp.	16,882	199,355
Jupiter Telecommunications Co., Ltd.	212	244,903
Kajima Corp.	73,739	180,621
Kamigumi Co., Ltd.	19,704	158,492
Kaneka Corp.	23,644	153,260
Kansai Electric Power Co., Inc.	62,823	1,439,372
Kansai Paint Co., Ltd.	17,452	142,244
Kao Corp.	43,967	1,114,577
Kawasaki Heavy Industries Ltd.	120,840	333,477
Kawasaki Kisen Kaisha Ltd.*	58,162	232,051
KDDI Corp.	234	1,211,424
Keihin Electric Express Railway Co., Ltd.	35,466	291,345
Keio Corp.	49,347	333,062
Keisei Electric Railway Co., Ltd.	21,955	133,623
Keyence Corp.	3,449	824,159
Kikkoman Corp.	11,823	138,350
Kinden Corp.	10,696	93,700
Kintetsu Corp.	133,980	417,030
Kirin Holdings Co., Ltd.	69,991	1,032,384
Kobe Steel Ltd.	202,095	434,497
Koito Manufacturing Co., Ltd.	9,000	133,619
Komatsu Ltd.	78,072	1,636,765
Konami Corp.	8,288	159,838
Konica Minolta Holdings, Inc.	40,436	471,876
Kubota Corp.	89,508	815,711
Kuraray Co., Ltd.	28,992	390,116
Kurita Water Industries Ltd.	9,714	274,826
Kyocera Corp.	13,404	1,306,134
Kyowa Hakko Kirin Co., Ltd.	20,267	209,195
Kyushu Electric Power Co., Inc.	31,188	678,870
Lawson, Inc.	5,580	238,145
Mabuchi Motor Co., Ltd.	2,252	129,594
Makita Corp.	9,346	307,901
Marubeni Corp.	138,668	861,762
Marui Group Co., Ltd.	19,986	144,941
Maruichi Steel Tube Ltd.	2,816	57,109
Matsui Securities Co., Ltd.	9,064	64,764
Mazda Motor Corp.	128,679	361,991
McDonald’s Holdings Co. Japan Ltd.	5,180	105,162
Medipal Holdings Corp.	10,922	129,326
MEIJI Holdings Co. Ltd.	5,318	206,486
Minebea Co., Ltd.	31,711	$193,000
Mitsubishi Chemical Holdings Corp.	101,859	520,789
Mitsubishi Corp.	105,584	2,766,935
Mitsubishi Electric Corp.	155,371	1,427,572
Mitsubishi Estate Co., Ltd.	96,011	1,571,257
Mitsubishi Gas Chemical Co., Inc.	28,711	172,899
Mitsubishi Heavy Industries Ltd.	254,256	1,052,488
Mitsubishi Logistics Corp.	9,008	111,962
Mitsubishi Materials Corp.*	93,819	269,947
Mitsubishi Motors Corp.*	279,218	379,299
Mitsubishi Tanabe Pharma Corp.	16,890	238,473
Mitsubishi UFJ Financial Group, Inc.	1,043,116	5,467,182
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,560	165,836
Mitsui & Co., Ltd.	140,454	2,360,180
Mitsui Chemicals, Inc.	69,288	209,739
Mitsui Engineering & Shipbuilding Co., Ltd.	56,858	141,704
Mitsui Fudosan Co., Ltd.	68,427	1,161,554
Mitsui Mining & Smelting Co., Ltd.	46,162	138,254
Mitsui O.S.K. Lines Ltd.	96,575	693,142
Mitsui Sumitomo Insurance Group Holdings, Inc.	44,198	1,226,810
Mitsumi Electric Co., Ltd.	6,700	146,627
Mizuho Financial Group, Inc.	1,136,738	2,249,401
Mizuho Securities Co., Ltd.	42,222	133,680
Mizuho Trust & Banking Co., Ltd.	112,588	113,202
Murata Manufacturing Co., Ltd.	17,871	1,015,028
Namco Bandai Holdings, Inc.	14,919	145,376
NEC Corp.	217,742	654,460
NGK Insulators Ltd.	21,267	433,802
NGK Spark Plug Co., Ltd.	12,948	175,890
NHK Spring Co., Ltd.	14,075	129,173
Nidec Corp.	8,846	948,090
Nikon Corp.	26,459	577,632
Nintendo Co., Ltd.	8,239	2,758,377
Nippon Building Fund, Inc. (REIT)	44	378,864
Nippon Electric Glass Co., Ltd.	30,022	422,922
Nippon Express Co., Ltd.	66,427	285,631
Nippon Meat Packers, Inc.	16,075	203,409
Nippon Mining Holdings, Inc.†	75,272	351,844
Nippon Oil Corp.†	105,455	531,279
Nippon Paper Group, Inc.	6,700	172,355
Nippon Sheet Glass Co., Ltd.	55,414	163,593
Nippon Steel Corp.	425,567	1,670,586
Nippon Telegraph & Telephone Corp.	43,034	1,813,605
Nippon Yusen KK	127,442	503,007
Nipponkoa Insurance Co., Ltd.†	55,976	351,459
Nishi-Nippon City Bank Ltd.	53,480	157,883
Nissan Chemical Industries Ltd.	10,696	149,646
Nissan Motor Co., Ltd.*	207,348	1,776,508
Nissha Printing Co., Ltd.	2,400	93,700
Nisshin Seifun Group, Inc.	14,638	188,983
Nisshin Steel Co., Ltd.	59,672	124,463
Nisshinbo Holdings, Inc.	10,134	104,928
Nissin Food Holdings Co., Ltd.	6,306	212,134
Nitori Co., Ltd.	3,125	237,325
Nitto Denko Corp.	13,911	540,132
NOK Corp.	9,064	136,411
Nomura Holdings, Inc.	307,008	2,262,579
Nomura Real Estate Holdings, Inc.	7,375	113,753
Nomura Real Estate Office Fund, Inc. (REIT)	23	129,158
Nomura Research Institute Ltd.	8,388	191,105
NSK Ltd.	39,970	315,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
NTN Corp.	33,214	$149,923
NTT Data Corp.	97	323,195
NTT DoCoMo, Inc.	1,280	1,949,642
NTT Urban Development Corp.	94	79,431
Obayashi Corp.	56,666	251,539
Obic Co., Ltd.	548	99,530
Odakyu Electric Railway Co., Ltd.	50,103	416,944
OJI Paper Co., Ltd.	77,612	340,367
Olympus Corp.	17,452	560,017
Omron Corp.	17,444	404,893
Ono Pharmaceutical Co., Ltd.	7,375	328,163
Oracle Corp. Japan	3,040	140,961
Oriental Land Co., Ltd.	3,886	271,010
ORIX Corp.	8,781	778,634
Osaka Gas Co., Ltd.	162,868	583,600
Otsuka Corp.	1,239	78,721
Panasonic Corp.	163,086	2,494,523
Panasonic Electric Works Co., Ltd.	31,526	397,911
Rakuten, Inc.	564	407,813
Resona Holdings, Inc.	42,108	532,374
Ricoh Co., Ltd.	53,480	835,178
Rinnai Corp.	2,984	156,717
Rohm Co., Ltd.	7,826	584,292
Sankyo Co., Ltd.	4,698	232,413
Santen Pharmaceutical Co., Ltd.	6,431	193,019
Sanyo Electric Co., Ltd.*	138,483	222,189
Sapporo Hokuyo Holdings, Inc.	23,475	107,218
Sapporo Holdings Ltd.	19,704	102,851
SBI Holdings, Inc.	1,439	283,983
Secom Co., Ltd.	17,627	771,146
Sega Sammy Holdings, Inc.	16,275	197,062
Seiko Epson Corp.	12,222	189,821
Sekisui Chemical Co., Ltd.	33,214	225,240
Sekisui House Ltd.	45,970	459,257
Senshu Ikeda Holdings, Inc.	44,300	80,554
Seven & I Holdings Co., Ltd.	63,612	1,537,058
Seven Bank Ltd.	44	88,480
Sharp Corp.	83,938	1,049,562
Shikoku Electric Power Co., Inc.	14,243	403,569
Shimadzu Corp.	19,140	153,341
Shimamura Co., Ltd.	1,746	154,636
Shimano, Inc.	5,236	231,585
Shimizu Corp.	43,910	183,174
Shin-Etsu Chemical Co., Ltd.	33,464	1,943,625
Shinko Electric Industries Co., Ltd.	5,406	83,614
Shinsei Bank Ltd.	84,173	101,739
Shionogi & Co., Ltd.	25,207	479,389
Shiseido Co., Ltd.	29,022	630,171
Shizuoka Bank Ltd.	50,724	442,187
Showa Denko KK	122,382	276,207
Showa Shell Sekiyu KK	17,175	116,104
SMC Corp.	4,548	617,329
Softbank Corp.	63,072	1,553,694
Sojitz Corp.	92,042	178,197
Sompo Japan Insurance, Inc.†	76,806	538,932
Sony Corp.	83,464	3,196,076
Sony Financial Holdings, Inc.	66	216,729
Square Enix Holdings Co., Ltd.	5,124	112,028
Stanley Electric Co., Ltd.	12,184	236,278
Sumco Corp.*	9,852	209,496
Sumitomo Chemical Co., Ltd.	132,158	646,018
Sumitomo Corp.	91,928	1,057,039
Sumitomo Electric Industries Ltd.	60,460	741,118
Sumitomo Heavy Industries Ltd.	49,784	299,801
Sumitomo Metal Industries Ltd.	281,920	853,389
Sumitomo Metal Mining Co., Ltd.	43,784	$651,444
Sumitomo Mitsui Financial Group, Inc.	107,746	3,561,185
Sumitomo Realty & Development Co., Ltd.	31,526	599,901
Sumitomo Rubber Industries Ltd.	13,736	121,066
Sumitomo Trust & Banking Co., Ltd.	119,092	698,068
Suruga Bank Ltd.	17,890	159,975
Suzuken Co., Ltd.	5,406	190,531
Suzuki Motor Corp.	28,936	638,517
Sysmex Corp.	2,900	169,986
T&D Holdings, Inc.	24,384	577,193
Taiheiyo Cement Corp.*	67,554	96,826
Taisei Corp.	73,183	161,255
Taisho Pharmaceutical Co., Ltd.	9,571	174,037
Taiyo Nippon Sanso Corp.	21,392	209,138
Takashimaya Co., Ltd.	21,955	180,356
Takeda Pharmaceutical Co., Ltd.	62,323	2,743,172
TDK Corp.	9,871	656,729
Teijin Ltd.	78,250	262,814
Terumo Corp.	13,850	737,758
THK Co., Ltd.	10,508	229,290
Tobu Railway Co., Ltd.	66,991	371,894
Toho Co., Ltd.	8,446	136,054
Toho Gas Co., Ltd.	36,592	199,614
Tohoku Electric Power Co., Inc.	34,959	738,892
Tokio Marine Holdings, Inc.	59,515	1,676,147
Tokuyama Corp.	23,452	129,940
Tokyo Electric Power Co., Inc.	101,258	2,699,058
Tokyo Electron Ltd.	14,336	950,724
Tokyo Gas Co., Ltd.	193,711	853,663
Tokyo Steel Manufacturing Co., Ltd.	8,276	103,660
Tokyo Tatemono Co., Ltd.	33,392	120,010
Tokyu Corp.	94,011	393,179
Tokyu Land Corp.	36,592	139,730
TonenGeneral Sekiyu KK	20,830	175,793
Toppan Printing Co., Ltd.	43,910	396,406
Toray Industries, Inc.	109,774	641,102
Toshiba Corp.*	335,683	1,734,248
Tosoh Corp.	41,095	104,617
TOTO Ltd.	20,267	138,090
Toyo Seikan Kaisha Ltd.	13,304	235,655
Toyo Suisan Kaisha Ltd.	7,756	200,599
Toyoda Gosei Co., Ltd.	5,742	160,977
Toyota Boshoku Corp.	5,292	101,663
Toyota Industries Corp.	14,018	400,343
Toyota Motor Corp.	243,136	9,739,484
Toyota Tsusho Corp.	16,214	254,249
Trend Micro, Inc.	8,982	313,203
Tsumura & Co.	5,304	154,031
Ube Industries Ltd.	87,123	223,655
Unicharm Corp.	3,498	337,864
UNY Co., Ltd.	13,511	111,713
Ushio, Inc.	9,064	153,765
USS Co., Ltd.	1,971	133,874
West Japan Railway Co.	144	495,967
Yahoo! Japan Corp.	1,215	442,515
Yakult Honsha Co., Ltd.	8,007	215,998
Yamada Denki Co., Ltd.	7,672	566,230
Yamaguchi Financial Group, Inc.	15,763	172,484
Yamaha Corp.	12,779	164,983
Yamaha Motor Co., Ltd.*	18,532	277,712
Yamato Holdings Co., Ltd.	33,736	474,159
Yamato Kogyo Co., Ltd.	3,854	127,999
Yamazaki Baking Co., Ltd.	9,571	118,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Yaskawa Electric Corp.	21,140	$193,333
Yokogawa Electric Corp.	17,903	155,878

		188,073,914

Luxembourg (1.1%)
ArcelorMittal S.A.	69,894	3,067,132
Millicom International Cellular S.A. (SDR)	5,921	529,730
SES S.A. (FDR)	23,780	600,454
Tenaris S.A.	38,083	821,960
Tenaris S.A. (ADR)	233,395	10,021,981

		15,041,257

Macau (0.0%)
Sands China Ltd.*	164,000	260,651

Mexico (0.0%)
Fresnillo plc	14,034	180,595

Netherlands (3.4%)
Aegon N.V.*	130,646	894,637
Akzo Nobel N.V.	19,523	1,112,629
ASML Holding N.V.	36,306	1,297,511
Corio N.V. (REIT)	4,504	300,729
European Aeronautic Defence and Space Co. N.V.	34,443	692,922
Fugro N.V. (CVA)	5,655	369,599
Heineken Holding N.V.	9,299	413,653
Heineken N.V.	19,567	1,005,592
ING Groep N.V. (CVA)*	297,952	2,974,754
James Hardie Industries SE (CDI)*	34,787	231,756
Koninklijke (Royal) KPN N.V.	139,433	2,209,054
Koninklijke Ahold N.V.	99,834	1,330,879
Koninklijke Boskalis Westminster N.V.	4,791	183,614
Koninklijke DSM N.V.	13,101	584,196
Koninklijke Philips Electronics N.V.	79,664	2,554,381
Koninklijke Vopak N.V.*	2,551	200,908
QIAGEN N.V.*	19,275	443,876
Randstad Holding N.V.*	8,558	406,699
Reed Elsevier N.V.	61,251	744,392
Royal Dutch Shell plc, Class A	291,220	8,440,793
Royal Dutch Shell plc, Class B	220,516	6,075,263
SBM Offshore N.V.	13,505	270,233
TNT N.V.	31,338	898,595
Unilever N.V. (N.Y. Shares)	67,440	2,033,990
Unilever N.V. (CVA)	346,071	10,467,889
Wolters Kluwer N.V.	22,715	492,568

		46,631,112

New Zealand (0.1%)
Auckland International Airport Ltd.	78,739	108,509
Contact Energy Ltd.*	24,194	109,992
Fletcher Building Ltd.	49,634	294,400
Sky City Entertainment Group Ltd.	42,135	96,377
Telecom Corp. of New Zealand Ltd.	149,013	229,697

		838,975

Norway (0.4%)
DnB NOR ASA*	73,664	841,598
Norsk Hydro ASA*	57,445	437,855
Orkla ASA	63,812	564,228
Renewable Energy Corp. ASA*	29,858	139,664
Statoil ASA	94,248	2,182,078
Telenor ASA*	67,055	909,381
Yara International ASA	16,026	$695,704

		5,770,508

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	205,885	229,137
Banco Espirito Santo S.A. (Registered)*	41,089	221,987
Brisa Auto-Estradas de Portugal S.A.	14,704	124,720
Cimpor Cimentos de Portugal SGPS S.A.	21,598	163,214
EDP - Energias de Portugal S.A.	150,162	596,888
Galp Energia SGPS S.A., Class B	14,382	249,806
Jeronimo Martins SGPS S.A.	17,699	179,289
Portugal Telecom SGPS S.A. (Registered)	45,704	511,002

		2,276,043

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	107,522	147,569
CapitaLand Ltd.	216,502	614,399
CapitaMall Trust (REIT)	181,267	229,345
CapitaMalls Asia Ltd.*	119,662	193,314
City Developments Ltd.	38,280	290,052
ComfortDelgro Corp., Ltd.	143,550	160,076
Cosco Corp. (Singapore) Ltd.	92,056	81,597
DBS Group Holdings Ltd.	143,795	1,469,866
Fraser and Neave Ltd.	72,620	249,170
Golden Agri-Resources Ltd.*	546,879	226,734
Jardine Cycle & Carriage Ltd.	11,449	240,446
Keppel Corp., Ltd.	108,078	704,579
Neptune Orient Lines Ltd.	80,991	116,367
Olam International Ltd.	104,924	194,255
Oversea-Chinese Banking Corp., Ltd.	208,922	1,300,769
SembCorp Industries Ltd.	78,812	232,670
SembCorp Marine Ltd.	72,626	217,522
Singapore Airlines Ltd.	44,682	485,483
Singapore Exchange Ltd.	72,302	395,375
Singapore Press Holdings Ltd.	124,410	339,716
Singapore Technologies Engineering Ltd.	103,019	234,912
Singapore Telecommunications Ltd.	659,119	1,493,554
StarHub Ltd.	46,724	76,485
United Overseas Bank Ltd.	100,826	1,385,236
UOL Group Ltd.	40,532	112,995
Wilmar International Ltd.	102,455	490,688

		11,683,174

Spain (2.4%)
Abertis Infraestructuras S.A.	24,125	464,328
Acciona S.A.	2,186	242,432
Acerinox S.A.	10,683	210,303
ACS Actividades de Construccion y Servicios S.A.	12,026	554,858
Banco Bilbao Vizcaya Argentaria S.A.	292,444	4,001,244
Banco de Sabadell S.A.	77,681	428,912
Banco de Valencia S.A.	15,892	101,313
Banco Popular Espanol S.A.	74,189	546,108
Banco Santander S.A.	667,027	8,865,006
Bankinter S.A.	25,966	216,037
Criteria Caixacorp S.A.	70,389	348,815
EDP Renovaveis S.A.*	16,656	130,142
Enagas S.A.	13,676	299,700
Ferrovial S.A.	37,113	360,912
Fomento de Construcciones y Contratas S.A.	3,582	131,135

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Gamesa Corp. Tecnologica S.A.	15,963	$218,838
Gas Natural SDG S.A.	19,853	366,554
Gestevision Telecinco S.A.	8,478	133,058
Grifols S.A.	11,469	171,326
Iberdrola Renovables S.A.	64,523	267,980
Iberdrola S.A.	302,260	2,561,753
Iberia Lineas Aereas de Espana S.A.*	38,290	133,842
Inditex S.A.	17,919	1,181,193
Indra Sistemas S.A.	7,523	154,243
Mapfre S.A.	59,193	217,142
Red Electrica Corporacion S.A.	9,300	499,113
Repsol YPF S.A.	60,177	1,424,804
Sacyr Vallehermoso S.A.*	8,291	73,147
Telefonica S.A.	347,797	8,239,450
Zardoya Otis S.A.	11,104	192,419

		32,736,107

Sweden (1.7%)
Alfa Laval AB	28,799	423,972
Assa Abloy AB, Class B	26,240	513,491
Atlas Copco AB, Class A	55,256	857,086
Atlas Copco AB, Class B	32,050	449,195
Electrolux AB, Class B	20,397	466,098
Getinge AB, Class B	17,034	408,357
Hennes & Mauritz AB, Class B	42,341	2,750,764
Holmen AB, Class B	4,060	109,363
Husqvarna AB, Class B*	35,093	255,156
Investor AB, Class B	38,476	738,017
Kinnevik Investment AB, Class B	18,892	347,982
Lundin Petroleum AB*	17,683	149,754
Nordea Bank AB	264,862	2,613,553
Ratos AB, Class B*	7,919	262,665
Sandvik AB	82,057	1,025,627
Scania AB, Class B	26,955	426,317
Securitas AB, Class B	26,998	287,905
Skandinaviska Enskilda Banken AB, Class A*	127,764	816,241
Skanska AB, Class B	33,425	607,340
SKF AB, Class B	33,056	587,359
SSAB AB, Class A	15,625	280,880
SSAB AB, Class B	7,135	115,811
Svenska Cellulosa AB, Class B	48,125	678,493
Svenska Handelsbanken AB, Class A	40,905	1,198,723
Swedbank AB, Class A*	51,673	530,284
Swedish Match AB	21,410	511,781
Tele2 AB, Class B	26,595	443,827
Telefonaktiebolaget LM Ericsson, Class B	250,627	2,641,431
TeliaSonera AB*	184,386	1,308,725
Volvo AB, Class A*	37,360	369,947
Volvo AB, Class B	89,212	897,606

		23,073,750

Switzerland (11.3%)
ABB Ltd. (Registered)*	313,462	6,846,576
ABB Ltd. (ADR)*	109,492	2,391,305
Actelion Ltd. (Registered)*	8,514	387,345
Adecco S.A. (Registered)	10,470	594,299
Aryzta AG	6,030	264,213
Baloise Holding AG (Registered)	4,235	375,543
BKW FMB Energie AG	1,242	92,290
Cie Financiere Richemont S.A., Class A	43,861	1,698,449
Credit Suisse Group AG (Registered)	94,040	4,847,377
Foster Wheeler AG*	166,855	4,528,445
GAM Holding Ltd.	16,914	207,735
Geberit AG (Registered)	3,197	$572,149
Givaudan S.A. (Registered)	651	571,107
Holcim Ltd. (Registered)*	20,625	1,537,486
Julius Baer Group Ltd.	17,525	635,747
Kuehne & Nagel International AG (Registered)	4,435	448,800
Lindt & Spruengli AG	67	158,540
Lindt & Spruengli AG (Registered)	10	270,770
Logitech International S.A. (Registered)*	14,247	234,432
Lonza Group AG (Registered)	3,577	291,751
Nestle S.A. (Registered)	436,737	22,367,031
Nestle S.A. (Registered) (ADR)	100,935	5,167,872
Nobel Biocare Holding AG (Registered)	10,580	282,963
Noble Corp.*	574,084	24,008,193
Novartis AG (Registered)	201,052	10,859,172
Novartis AG (ADR)	47,851	2,588,739
Pargesa Holding S.A.	2,017	171,208
Roche Holding AG	58,339	9,461,276
Schindler Holding AG	5,503	482,394
SGS S.A. (Registered)	464	639,848
Sonova Holding AG	3,928	488,020
STMicroelectronics N.V.	58,048	577,827
Straumann Holding AG (Registered)	629	156,594
Swatch Group AG	2,609	831,891
Swatch Group AG (Registered)	3,988	237,147
Swiss Life Holding AG (Registered)*	2,671	350,847
Swiss Reinsurance Co., Ltd.*	29,256	1,440,048
Swisscom AG (Registered)	1,974	720,405
Syngenta AG (Registered)	7,932	2,202,665
Syngenta AG (ADR)	58,884	3,268,651
Transocean Ltd.*	246,677	21,307,959
UBS AG (Registered)*	297,600	4,837,693
Weatherford International Ltd.*	563,556	8,937,998
Xstrata plc*	156,174	2,958,871
Zurich Financial Services AG	12,382	3,174,179

		154,473,850

United Kingdom (13.8%)
3i Group plc	79,252	350,211
Admiral Group plc	15,024	300,946
AMEC plc	27,856	337,749
Anglo American plc*	107,598	4,692,666
Antofagasta plc	33,360	526,487
Associated British Foods plc	30,147	447,645
AstraZeneca plc	119,692	5,338,182
Autonomy Corp. plc*	18,171	502,683
Aviva plc	229,271	1,340,531
BAE Systems plc	617,253	3,477,898
Balfour Beatty plc	50,928	225,822
Barclays plc	941,769	5,149,171
BG Group plc	275,957	4,776,012
BHP Billiton plc	181,271	6,216,780
BP plc	1,544,308	14,609,300
British Airways plc*	46,347	170,906
British American Tobacco plc	355,463	12,252,814
British American Tobacco plc (ADR)	46,162	3,180,562
British Land Co. plc (REIT)	73,694	538,017
British Sky Broadcasting Group plc	94,947	867,374
BT Group plc, Class A	644,376	1,211,544
Bunzl plc	25,330	277,140
Burberry Group plc	33,060	358,454
Cable & Wireless Worldwide plc*	216,733	302,581
Cairn Energy plc*	115,540	731,134
Capita Group plc	51,774	594,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Carnival plc	13,989	$574,226
Centrica plc	425,204	1,896,381
Cobham plc	87,048	339,485
Compass Group plc	154,236	1,231,119
Diageo plc	539,598	9,056,370
Diageo plc (ADR)	7,038	474,713
Drax Group plc	29,140	165,206
Eurasian Natural Resources Corp.	24,016	434,416
Firstgroup plc	35,940	195,795
G4S plc	101,226	401,691
GlaxoSmithKline plc	426,143	8,183,634
Hammerson plc (REIT)	60,551	361,480
Home Retail Group plc	70,322	289,194
HSBC Holdings plc	1,435,366	14,550,162
ICAP plc	43,614	247,397
Imperial Tobacco Group plc	84,075	2,564,435
Inmarsat plc	35,662	409,125
Intercontinental Hotels Group plc	21,971	344,079
International Power plc	127,473	616,881
Invensys plc	61,171	316,262
Investec plc	32,437	265,313
J Sainsbury plc	100,340	498,823
Johnson Matthey plc	18,161	481,186
Kazakhmys plc*	18,129	420,089
Kingfisher plc	195,351	635,578
Land Securities Group plc (REIT)	63,251	650,767
Legal & General Group plc	498,992	666,733
Liberty International plc (REIT)	42,793	326,965
Lloyds Banking Group plc*	3,124,559	2,976,251
London Stock Exchange Group plc	11,955	128,897
Lonmin plc*	12,581	389,088
Man Group plc	143,456	525,732
Marks & Spencer Group plc	132,193	742,431
National Grid plc	207,680	2,021,715
Next plc	16,369	537,537
Old Mutual plc*	439,383	816,786
Pearson plc	67,541	1,061,832
Petrofac Ltd.	16,654	303,775
Prudential plc	213,470	1,773,575
Randgold Resources Ltd.	7,567	575,869
Reckitt Benckiser Group plc	50,259	2,758,615
Reed Elsevier plc	101,273	807,598
Resolution Ltd.*	227,183	282,523
Rexam plc	84,586	375,964
Rio Tinto plc	312,772	18,534,361
Rio Tinto plc (ADR)	8,332	1,972,434
Rolls-Royce Group plc*	154,018	1,391,816
Royal Bank of Scotland Group plc*	1,374,138	917,512
RSA Insurance Group plc	291,662	564,311
SABMiller plc	77,494	2,271,977
Sage Group plc	111,071	403,004
Schroders plc	9,876	210,865
Scottish & Southern Energy plc	76,638	1,280,443
Segro plc (REIT)	58,416	283,314
Serco Group plc	39,306	358,478
Severn Trent plc	18,018	326,741
Smith & Nephew plc	73,968	736,898
Smiths Group plc	31,069	535,592
Standard Chartered plc	165,088	4,503,116
Standard Life plc	183,423	557,524
Tesco plc	651,374	4,304,249
Thomas Cook Group plc	70,113	287,058
Tomkins plc	65,955	236,205
TUI Travel plc	42,696	195,345
Tullow Oil plc	73,566	1,395,455
Unilever plc	106,722	$3,133,745
United Utilities Group plc	57,434	487,203
Vedanta Resources plc	11,588	488,154
Vodafone Group plc	4,391,872	10,130,292
Whitbread plc	13,485	301,632
WM Morrison Supermarkets plc	176,325	785,327
Wolseley plc*	25,513	616,358
WPP plc	104,424	1,082,305

		189,744,376

United States (2.2%)
Bunge Ltd.	61,868	3,812,925
Cooper Industries plc	168,938	8,098,888
Schlumberger Ltd.	282,144	17,904,858
Synthes, Inc.	4,906	612,319

		30,428,990

Total Common Stocks (87.8%) (Cost $1,041,098,883)		1,204,461,000

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.9%)
iShares FTSE/Xinhua China 25 Index Fund	105,310	4,433,551
iShares MSCI Australia Index Fund	101,215	2,426,124
iShares MSCI Austria Investable Market Index Fund	154,737	3,056,056
iShares MSCI Belgium Investable Market Index Fund	217,897	2,837,019
iShares MSCI BRIC Index Fund	91,016	4,221,322
iShares MSCI Canada Index Fund	63,258	1,764,266
iShares MSCI EAFE Index Fund	713,766	39,970,896
iShares MSCI Emerging Markets Index Fund	145,232	6,117,172
iShares MSCI France Index Fund	144,067	3,610,319
iShares MSCI Germany Index Fund	403,110	8,820,047
iShares MSCI Hong Kong Index Fund	84,477	1,376,130
iShares MSCI Italy Index Fund	304,348	5,551,307
iShares MSCI Japan Index Fund	1,104,680	11,532,859
iShares MSCI Malaysia Index Fund	15,062	175,924
iShares MSCI Mexico Investable Market Index Fund	16,448	877,830
iShares MSCI Netherlands Investable Market Index Fund	129,493	2,641,657
iShares MSCI Pacific ex-Japan Index Fund	88,492	3,804,271
iShares MSCI Singapore Index Fund	101,126	1,162,949
iShares MSCI South Korea Index Fund	7,000	350,000
iShares MSCI Spain Index Fund	51,821	2,188,919
iShares MSCI Sweden Index Fund	49,503	1,256,881
iShares MSCI Thailand Index Fund	4,018	192,543
iShares MSCI Turkey Index Fund	9,184	526,335
iShares S&P Europe 350 Index Fund	452,266	17,339,878
iShares S&P Latin America 40 Index Fund	5,547	267,754
SPDR DJ EURO Stoxx 50 Fund	153,264	5,961,970
SPDR S&P Emerging Asia Pacific ETF	29,579	2,225,228
SPDR S&P Emerging Europe ETF	13,567	618,519

Total Investment Companies (9.9%) (Cost $113,849,992)		135,307,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $—)	11,285	$7,011

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	28,904	2,583

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $19,655,746)	$19,655,746	$19,655,746

Total Investments (99.1%) (Cost/Amortized Cost $1,174,604,621)		1,359,434,066
Other Assets Less Liabilities (0.9%)		12,536,599

Net Assets (100%)		$1,371,970,665

*	Non-income producing.

†	Securities (totaling $1,958,512 or 0.1% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.0%
Consumer Staples	9.2
Energy	15.2
Exchange Traded Funds	9.9
Financials	16.7
Health Care	5.0
Industrials	10.7
Information Technology	3.4
Materials	14.3
Telecommunication Services	3.4
Utilities	3.9
Cash and Other	2.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
CAC40 10 Euro Index	2	June-10	$103,504	$104,540	$1,036
Dow Jones EURO Stoxx 50 Index	117	June-10	4,478,120	4,505,323	27,203
E-Mini MSCI EAFE Index	154	June-10	11,912,083	12,118,260	206,177
FTSE 100 Index	34	June-10	2,882,778	2,894,737	11,959
Hang Seng Index	2	April-10	265,136	273,433	8,297
OMXS 30 Index	12	April-10	169,084	169,100	16
SPI 200 Index	9	June-10	1,003,523	1,007,373	3,850
TOPIX Index	23	June-10	2,305,029	2,404,803	99,774

					$358,312

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$83,650,246	$184,998	$83,835,244
Consumer Staples	14,670,062	110,567,670	—	125,237,732
Energy	132,065,384	71,882,235	883,123	204,830,742
Financials	13,304,618	212,644,417	890,391	226,839,426
Health Care	2,588,739	69,916,485	—	72,505,224
Industrials	48,087,361	104,290,305	—	152,377,666
Information Technology	—	44,733,353	—	44,733,353
Materials	72,397,262	125,940,016	—	198,337,278
Telecommunication Services	—	46,419,122	—	46,419,122
Utilities	—	49,345,213	—	49,345,213
Futures	358,312	—	—	358,312
Investment Companies
Exchange Traded Funds (ETFs)	135,307,726	—	—	135,307,726
Rights
Consumer Discretionary	—	7,011	—	7,011
Short-Term Investments	—	19,655,746	—	19,655,746
Warrants
Consumer Staples	—	2,583	—	2,583

Total Assets	$418,779,464	$939,054,402	$1,958,512	$1,359,792,378

Total Liabilities	$—	$—	$—	$—

Total	$418,779,464	$939,054,402	$1,958,512	$1,359,792,378

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy
Balance as of 12/31/09	$—	$—
Total gains or losses (realized/unrealized) included in earnings	31,353	64,832
Purchases, sales, issuances, and settlements (net)	—	55,936
Transfers into Level 3	153,645	762,355
Transfers out of Level 3	—	—

Balance as of 3/31/10	$184,998	$883,123

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$31,353	$64,832

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$37,561
Total gains or losses (realized/unrealized) included in earnings	97,254	(364)
Purchases, sales, issuances, and settlements (net)	32,300	(37,197)
Transfers into Level 3	760,837	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$890,391	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$912,774	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,402,601
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$13,657,244

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,844,767
Aggregate gross unrealized depreciation	(64,299,445)

Net unrealized appreciation	$131,545,322

Federal income tax cost of investments	$1,227,888,744

The Portfolio has a net capital loss carryforward of $309,015,954 of which $9,429,837 expires in the year 2016 and $299,586,117 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
Iluka Resources Ltd.*	1,119,730	$4,500,539

Brazil (2.8%)
Cia de Bebidas das Americas (Preference) (ADR)	115,280	10,566,565
Fleury S.A.*	243,200	2,624,347
Petroleo Brasileiro S.A. (ADR)	205,760	9,154,262

		22,345,174

China (1.6%)
China Construction Bank Corp., Class H	7,493,000	6,137,808
China Pacific Insurance Group Co. Ltd., Class H*	1,437,600	6,369,378

		12,507,186

Czech Republic (0.6%)
CEZ A/S	94,580	4,467,776

Denmark (1.1%)
Novo Nordisk A/S, Class B	111,920	8,684,674

Finland (1.1%)
Nokia Oyj	550,380	8,571,065

France (8.6%)
Air Liquide S.A.	77,848	9,345,323
Cie Generale d’Optique Essilor International S.A.	87,290	5,573,050
Danone S.A.	187,549	11,297,762
LVMH Moet Hennessy Louis Vuitton S.A.	180,820	21,135,191
Schneider Electric S.A.	105,081	12,324,998
Total S.A.	146,220	8,488,208

		68,164,532

Germany (9.4%)
Bayer AG	169,172	11,442,887
Beiersdorf AG	151,730	9,075,508
Deutsche Boerse AG	137,930	10,223,878
Henkel AG & Co. KGaA (Preference)	159,730	8,599,369
Linde AG	103,150	12,307,489
Merck KGaA	91,110	7,383,463
SAP AG	150,970	7,312,128
Symrise AG	351,744	8,375,714

		74,720,436

Greece (0.6%)
Coca Cola Hellenic Bottling Co. S.A.	172,885	4,660,802

Hong Kong (4.9%)
China Unicom Hong Kong Ltd.	9,930,000	11,177,925
Dairy Farm International Holdings Ltd.	1,023,300	6,753,780
Esprit Holdings Ltd.	1,312,614	10,354,845
Li & Fung Ltd.	2,230,000	10,971,568

		39,258,118

India (0.7%)
Infosys Technologies Ltd. (ADR)	94,840	5,581,334

Indonesia (1.0%)
PT Bank Rakyat Indonesia	8,856,000	8,029,232

Ireland (1.8%)
Accenture plc, Class A	347,780	14,589,371

Israel (2.1%)
NICE Systems Ltd. (ADR)*	156,760	$4,977,130
Teva Pharmaceutical Industries Ltd. (ADR)	189,280	11,939,782

		16,916,912

Italy (1.9%)
Saipem S.p.A.	385,760	14,927,416

Japan (13.4%)
Hisamitsu Pharmaceutical Co., Inc.	122,800	4,564,445
HOYA Corp.	262,500	7,213,205
INPEX Corp.	2,054	15,071,601
Keyence Corp.	21,900	5,233,137
Konica Minolta Holdings, Inc.	1,079,500	12,597,438
Lawson, Inc.	104,500	4,459,889
Nomura Holdings, Inc.	1,270,600	9,364,033
Santen Pharmaceutical Co., Ltd.	156,900	4,709,182
Shimano, Inc.	165,800	7,333,223
Shin-Etsu Chemical Co., Ltd.	213,600	12,406,118
Shiseido Co., Ltd.	336,700	7,310,953
Tokyo Electron Ltd.	151,700	10,060,327
Trend Micro, Inc.	500	17,435
Unicharm Corp.	69,400	6,703,198

		107,044,184

Mexico (0.6%)
Grupo Televisa S.A. (ADR)	221,130	4,648,153

Netherlands (1.8%)
Akzo Nobel N.V.	181,210	10,327,281
Heineken N.V.	73,900	3,797,886

		14,125,167

Peru (0.9%)
Credicorp Ltd.	80,440	7,093,199

Philippines (1.0%)
Philippine Long Distance Telephone Co.	152,540	8,168,772

Russia (1.5%)
Gazprom OAO (ADR)	530,490	12,376,332

South Africa (0.8%)
MTN Group Ltd.*	439,270	6,754,521

South Korea (1.7%)
Amorepacific Corp.	6,373	4,635,626
Samsung Electronics Co., Ltd.	12,150	8,784,038

		13,419,664

Spain (2.2%)
Inditex S.A.	97,690	6,439,576
Telefonica S.A.	457,210	10,831,488

		17,271,064

Switzerland (11.7%)
Cie Financiere Richemont S.A., Class A	216,770	8,394,081
Credit Suisse Group AG (Registered)	262,120	13,511,212
Julius Baer Group Ltd.	304,152	11,033,587
Nestle S.A. (Registered)	508,250	26,029,495
Roche Holding AG	101,800	16,509,674
Sonova Holding AG	70,158	8,716,519
Swatch Group AG	26,951	8,593,443

		92,788,011

Taiwan (3.5%)
Acer, Inc.	3,385,160	9,998,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,687,098	$17,697,658

		27,696,021

United Kingdom (16.5%)
Aberdeen Asset Management plc	2,750,520	5,426,088
ARM Holdings plc	1,748,560	6,323,147
BHP Billiton plc	705,860	24,207,822
Capita Group plc	283,087	3,249,807
Diageo plc	564,370	9,472,132
HSBC Holdings plc	1,100,313	11,153,763
ICAP plc	861,800	4,888,487
IG Group Holdings plc	773,260	4,719,504
Intertek Group plc	433,180	9,584,173
Reckitt Benckiser Group plc	286,080	15,702,352
Reed Elsevier plc	912,670	7,278,053
SSL International plc	351,370	4,334,948
Standard Chartered plc	396,741	10,821,929
Tesco plc	1,162,800	7,683,729
WPP plc	621,865	6,445,335

		131,291,269

United States (1.4%)
Synthes, Inc.	91,490	11,418,896

Total Common Stocks (95.8%) (Cost $593,830,476)		762,019,820

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (2.0%)
Deutsche Bank AG/London, expiring 1/24/17(b)*§ (Cost $15,882,017)	380,604	16,259,479

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.3%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $18,152,071)	$18,152,071	$18,152,071

Total Investments (100.1%)
(Cost/Amortized Cost $627,864,564)		796,431,370
Other Assets Less Liabilities (-0.1%)		(700,093)

Net Assets (100%)		$795,731,277

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $16,259,479 or 2.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.5%
Consumer Staples	17.2
Energy	7.6
Financials	15.8
Health Care	12.2
Industrials	3.1
Information Technology	14.9
Materials	10.3
Telecommunication Services	4.6
Utilities	0.6
Cash and Other	2.2

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,648,153	$86,945,315	$—	$91,593,468
Consumer Staples	10,566,565	126,182,481	—	136,749,046
Energy	9,154,262	50,863,557	—	60,017,819
Financials	7,093,199	101,678,899	—	108,772,098
Health Care	14,564,129	83,337,738	—	97,901,867
Industrials	—	25,158,978	—	25,158,978
Information Technology	42,845,493	76,110,283	—	118,955,776
Materials	—	81,470,286	—	81,470,286
Telecommunication Services	—	36,932,706	—	36,932,706
Utilities	—	4,467,776	—	4,467,776
Short-Term Investments	—	18,152,071	—	18,152,071
Warrants
Financials	—	16,259,479	—	16,259,479

Total Assets	$88,871,801	$707,559,569	$—	$796,431,370

Total Liabilities	$—	$—	$—	$—

Total	$88,871,801	$707,559,569	$—	$796,431,370

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$119,595,966
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$91,775,934

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$153,396,873
Aggregate gross unrealized depreciation	(7,450,391)

Net unrealized appreciation	$145,946,482

Federal income tax cost of investments	$650,484,888

The Portfolio has a net capital loss carryforward of $60,527,546 of which $26,353 expires in the year 2010, $33,548,990 expires in the year 2016, and $26,952,203 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.7%)
Auto Components (1.0%)
Johnson Controls, Inc.	125,940	$4,154,761

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	35,800	1,391,904
International Game Technology	75,390	1,390,946
Royal Caribbean Cruises Ltd.*	41,885	1,381,786

		4,164,636

Household Durables (0.6%)
KB Home	34,700	581,225
Lennar Corp., Class A	101,380	1,744,750

		2,325,975

Media (5.3%)
Gannett Co., Inc.	156,600	2,587,032
Time Warner Cable, Inc.	70,407	3,753,397
Time Warner, Inc.	165,075	5,161,895
Walt Disney Co.	267,510	9,338,774

		20,841,098

Multiline Retail (0.4%)
Kohl’s Corp.*	28,400	1,555,752

Specialty Retail (0.8%)
Staples, Inc.	132,800	3,106,192

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	51,200	2,023,424

Total Consumer Discretionary		38,171,838

Consumer Staples (5.7%)
Beverages (0.8%)
Coca-Cola Co.	58,150	3,198,250

Food & Staples Retailing (3.2%)
CVS Caremark Corp.	193,631	7,079,150
Kroger Co.	57,986	1,255,977
Sysco Corp.	93,210	2,749,695
Wal-Mart Stores, Inc.	28,057	1,559,969

		12,644,791

Food Products (0.6%)
General Mills, Inc.	31,985	2,264,218

Household Products (1.1%)
Procter & Gamble Co.	67,360	4,261,867

Total Consumer Staples		22,369,126

Energy (16.5%)
Energy Equipment & Services (2.4%)
Baker Hughes, Inc.	20,500	960,220
Halliburton Co.	108,579	3,271,485
Schlumberger Ltd.	82,295	5,222,441

		9,454,146

Oil, Gas & Consumable Fuels (14.1%)
Anadarko Petroleum Corp.	50,265	3,660,800
Apache Corp.	35,555	3,608,832
Chevron Corp.	119,100	9,031,353
ConocoPhillips	166,400	8,514,688
EOG Resources, Inc.	7,400	687,756
Exxon Mobil Corp.	215,320	14,422,134
Occidental Petroleum Corp.	124,835	10,553,551
Williams Cos., Inc.	220,905	$5,102,905

		55,582,019

Total Energy		65,036,165

Financials (26.6%)
Capital Markets (5.5%)
Goldman Sachs Group, Inc.	66,075	11,274,377
Morgan Stanley	210,170	6,155,879
State Street Corp.	95,670	4,318,544

		21,748,800

Commercial Banks (7.2%)
BB&T Corp.	165,509	5,360,837
Fifth Third Bancorp	160,800	2,185,272
U.S. Bancorp	125,790	3,255,445
Wells Fargo & Co.	524,635	16,326,641
Zions Bancorp	66,500	1,451,030

		28,579,225

Consumer Finance (1.2%)
Capital One Financial Corp.	111,130	4,601,893

Diversified Financial Services (6.6%)
Bank of America Corp.	1,031,732	18,416,416
Citigroup, Inc.*	1,331,426	5,392,276
North American Financial Holdings, Inc., Class A(b)*§†	110,140	2,202,800

		26,011,492

Insurance (4.7%)
ACE Ltd.	72,060	3,768,738
Aflac, Inc.	70,603	3,833,037
Genworth Financial, Inc., Class A*	66,010	1,210,623
MetLife, Inc.	13,800	598,092
Primerica, Inc.*	7,000	105,000
Principal Financial Group, Inc.	53,100	1,551,051
Prudential Financial, Inc.	87,038	5,265,799
RenaissanceReinsurance Holdings Ltd.	37,715	2,140,704

		18,473,044

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	32,820	2,218,632
Lexington Realty Trust (REIT)	214,400	1,395,744
Mack-Cali Realty Corp. (REIT)	14,100	497,025

		4,111,401

Thrifts & Mortgage Finance (0.4%)
New York Community Bancorp, Inc.	96,500	1,596,110

Total Financials		105,121,965

Health Care (9.5%)
Biotechnology (0.1%)
Celgene Corp.*	9,460	586,142

Health Care Equipment & Supplies (0.7%)
Baxter International, Inc.	16,500	960,300
Covidien plc	38,460	1,933,769

		2,894,069

Health Care Providers & Services (2.7%)
Aetna, Inc.	73,380	2,576,372
McKesson Corp.	35,980	2,364,605
WellPoint, Inc.*	86,755	5,585,287

		10,526,264

Pharmaceuticals (6.0%)
Abbott Laboratories, Inc.	56,975	3,001,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Merck & Co., Inc.	307,280	$11,476,908
Pfizer, Inc.	535,895	9,190,599

		23,668,950

Total Health Care		37,675,425

Industrials (10.5%)
Aerospace & Defense (1.9%)
Honeywell International, Inc.	45,875	2,076,761
Precision Castparts Corp.	16,430	2,081,845
United Technologies Corp.	47,057	3,463,866

		7,622,472

Electrical Equipment (0.9%)
Cooper Industries plc	38,500	1,845,690
Roper Industries, Inc.	26,700	1,544,328

		3,390,018

Industrial Conglomerates (1.9%)
General Electric Co.	308,980	5,623,436
Tyco International Ltd.	51,910	1,985,557

		7,608,993

Machinery (3.5%)
Deere & Co.	58,400	3,472,464
Eaton Corp.	38,840	2,942,907
Joy Global, Inc.	27,070	1,532,162
Navistar International Corp.*	55,400	2,478,042
Parker Hannifin Corp.	54,420	3,523,151

		13,948,726

Road & Rail (2.0%)
Norfolk Southern Corp.	90,695	5,068,944
Union Pacific Corp.	38,680	2,835,244

		7,904,188

Trading Companies & Distributors (0.3%)
GATX Corp.	35,200	1,008,480

Total Industrials		41,482,877

Information Technology (8.4%)
Communications Equipment (1.1%)
Cisco Systems, Inc.*	161,885	4,213,866

Computers & Peripherals (2.5%)
Hewlett-Packard Co.	180,580	9,597,827

Electronic Equipment, Instruments & Components (1.5%)
Corning, Inc.	298,971	6,042,204

Internet Software & Services (0.4%)
Google, Inc., Class A*	2,691	1,525,824

Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.	147,300	1,985,604
Intersil Corp., Class A	75,200	1,109,952
Marvell Technology Group Ltd.*	46,400	945,632

		4,041,188

Software (1.9%)
Microsoft Corp.	154,435	4,520,313
Symantec Corp.*	179,485	3,036,886

		7,557,199

Total Information Technology		32,978,108

Materials (3.5%)
Chemicals (2.3%)
Dow Chemical Co.	172,650	5,105,260
E.I. du Pont de Nemours & Co.	40,900	1,523,116
PPG Industries, Inc.	30,400	1,988,160
Praxair, Inc.	6,800	$564,400

		9,180,936

Containers & Packaging (0.4%)
Sealed Air Corp.	79,800	1,682,184

Metals & Mining (0.8%)
Freeport-McMoRan Copper & Gold, Inc.	19,100	1,595,614
United States Steel Corp.	23,900	1,518,128

		3,113,742

Total Materials		13,976,862

Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.4%)
Verizon Communications, Inc.	434,250	13,470,435

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.*	747,800	2,841,640

Total Telecommunication Services		16,312,075

Utilities (3.7%)
Electric Utilities (2.4%)
Edison International	80,295	2,743,680
FPL Group, Inc.	76,500	3,697,245
NV Energy, Inc.	251,715	3,103,646

		9,544,571

Multi-Utilities (0.8%)
Public Service Enterprise Group, Inc.	56,060	1,654,891
SCANA Corp.	39,700	1,492,323

		3,147,214

Water Utilities (0.5%)
American Water Works Co., Inc.	83,600	1,819,136

Total Utilities		14,510,921

Total Common Stocks (98.2%) (Cost $330,964,771)		387,635,362

CONVERTIBLE PREFERRED STOCK:
Materials (0.5%)
Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.
6.750%	17,370	2,014,399

Total Convertible Preferred Stocks (0.5%) (Cost $1,122,222)		2,014,399

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.4%)
Federal Home Loan Bank
0.00%, 4/1/10 (o)(p)
(Amortized Cost $5,344,000)	$5,344,000	5,344,000

Total Investments (100.1%)
(Cost $337,430,993)		394,993,761
Other Assets Less Liabilities (-0.1%)		(447,815)

Net Assets (100%)		$394,545,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

*	Non-income producing.

†	Securities (totaling $2,202,800 or 0.6% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $2,202,800 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$38,171,838	$—	$—	$38,171,838
Consumer Staples	22,369,126	—	—	22,369,126
Energy	65,036,165	—	—	65,036,165
Financials	102,814,165	105,000	2,202,800	105,121,965
Health Care	37,675,425	—	—	37,675,425
Industrials	41,482,877	—	—	41,482,877
Information Technology	32,978,108	—	—	32,978,108
Materials	13,976,862	—	—	13,976,862
Telecommunication Services	16,312,075	—	—	16,312,075
Utilities	14,510,921	—	—	14,510,921
Convertible Preferred Stocks
Materials	2,014,399	—	—	2,014,399
Short-Term Investments	—	5,344,000	—	5,344,000

Total Assets	$387,341,961	$5,449,000	$2,202,800	$394,993,761

Total Liabilities	$—	$—	$—	$—

Total	$387,341,961	$5,449,000	$2,202,800	$394,993,761

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,826,000
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	376,800
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/10	$2,202,800

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,046,376
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,615,777

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,072,288
Aggregate gross unrealized depreciation	(11,560,997)

Net unrealized appreciation	$46,511,291

Federal income tax cost of investments	$348,482,470

The Portfolio has a net capital loss carryforward of $179,333,433 of which $80,429,321 expires in the year 2016, and $98,904,112 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (1.0%)
Goodyear Tire & Rubber Co.*	8,359	$105,658
Johnson Controls, Inc.	192,777	6,359,713

		6,465,371

Automobiles (0.3%)
Ford Motor Co.*	118,723	1,492,348
Harley-Davidson, Inc.	8,541	239,746

		1,732,094

Distributors (0.0%)
Genuine Parts Co.	5,614	237,135

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	4,353	266,795
DeVry, Inc.	2,224	145,005
H&R Block, Inc.	12,036	214,241

		626,041

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	15,482	601,940
Darden Restaurants, Inc.	4,968	221,275
International Game Technology	10,623	195,994
Marriott International, Inc., Class A	8,631	272,049
McDonald’s Corp.	37,873	2,526,887
Starbucks Corp.*	26,195	635,753
Starwood Hotels & Resorts Worldwide, Inc.	6,827	318,411
Wyndham Worldwide Corp.	5,944	152,939
Wynn Resorts Ltd.	2,248	170,466
Yum! Brands, Inc.	16,621	637,083

		5,732,797

Household Durables (0.2%)
D.R. Horton, Inc.	10,280	129,528
Fortune Brands, Inc.	5,407	262,294
Harman International Industries, Inc.*	2,508	117,324
Leggett & Platt, Inc.	5,133	111,078
Lennar Corp., Class A	5,857	100,799
Newell Rubbermaid, Inc.	9,185	139,612
Pulte Group, Inc.*	11,200	126,000
Stanley Black & Decker, Inc.	5,617	322,472
Whirlpool Corp.	2,643	230,602

		1,539,709

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	12,040	1,634,189
Expedia, Inc.	7,255	181,085
priceline.com, Inc.*	1,600	408,000

		2,223,274

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	8,068	46,714
Hasbro, Inc.	4,327	165,638
Mattel, Inc.	12,733	289,548

		501,900

Media (2.9%)
CBS Corp., Class B	23,626	329,346
Comcast Corp., Class A	100,078	1,883,468
DIRECTV, Class A*	32,911	1,112,721
Discovery Communications, Inc., Class A*	10,200	344,658
Gannett Co., Inc.	8,951	147,871
Interpublic Group of Cos., Inc.*	17,536	145,900
McGraw-Hill Cos., Inc.	11,091	395,394
Meredith Corp.	1,508	51,890
New York Times Co., Class A*	3,022	33,635
News Corp., Class A	78,944	$1,137,583
Omnicom Group, Inc.	10,928	424,116
Scripps Networks Interactive, Inc., Class A	3,352	148,661
Time Warner Cable, Inc.	12,177	649,156
Time Warner, Inc.	40,805	1,275,972
Viacom, Inc., Class B*	225,375	7,748,393
Walt Disney Co.	68,263	2,383,061
Washington Post Co., Class B	236	104,826

		18,316,651

Multiline Retail (0.5%)
Big Lots, Inc.*	3,177	115,706
Family Dollar Stores, Inc.	4,851	177,595
J.C. Penney Co., Inc.	8,323	267,751
Kohl’s Corp.*	10,938	599,184
Macy’s, Inc.	14,803	322,261
Nordstrom, Inc.	5,524	225,655
Sears Holdings Corp.*	1,644	178,259
Target Corp.	26,463	1,391,954

		3,278,365

Specialty Retail (2.5%)
Abercrombie & Fitch Co., Class A	3,337	152,301
AutoNation, Inc.*	3,798	68,668
AutoZone, Inc.*	1,071	185,379
Bed Bath & Beyond, Inc.*	9,241	404,386
Best Buy Co., Inc.	12,071	513,500
GameStop Corp., Class A*	5,957	130,518
Gap, Inc.	16,343	377,687
Home Depot, Inc.	59,852	1,936,212
Limited Brands, Inc.	9,360	230,443
Lowe’s Cos., Inc.	385,957	9,355,598
Office Depot, Inc.*	10,971	87,549
O’Reilly Automotive, Inc.*	4,674	194,953
RadioShack Corp.	4,319	97,739
Ross Stores, Inc.	4,200	224,574
Sherwin-Williams Co.	3,278	221,855
Staples, Inc.	25,619	599,228
Tiffany & Co.	4,387	208,339
TJX Cos., Inc.	14,724	626,064
Urban Outfitters, Inc.*	4,800	182,544

		15,797,537

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	11,078	437,802
NIKE, Inc., Class B	13,740	1,009,890
Polo Ralph Lauren Corp.	1,984	168,719
VF Corp.	3,091	247,744

		1,864,155

Total Consumer Discretionary		58,315,029

Consumer Staples (8.3%)
Beverages (3.2%)
Brown-Forman Corp., Class B	4,057	241,189
Coca-Cola Co.	81,107	4,460,885
Coca-Cola Enterprises, Inc.	11,619	321,381
Constellation Brands, Inc., Class A*	7,063	116,116
Dr. Pepper Snapple Group, Inc.	8,932	314,138
Molson Coors Brewing Co., Class B	5,355	225,231
PepsiCo, Inc.	219,766	14,539,719

		20,218,659

Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	15,322	914,877
CVS Caremark Corp.	49,404	1,806,210
Kroger Co.	22,754	492,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	14,280	$355,001
SUPERVALU, Inc.	6,949	115,909
Sysco Corp.	20,702	610,709
Walgreen Co.	34,550	1,281,460
Wal-Mart Stores, Inc.	75,094	4,175,226
Whole Foods Market, Inc.*	6,302	227,817

		9,980,061

Food Products (1.1%)
Archer-Daniels-Midland Co.	22,884	661,348
Campbell Soup Co.	6,575	232,426
ConAgra Foods, Inc.	15,577	390,515
Dean Foods Co.*	6,674	104,715
General Mills, Inc.	11,585	820,102
H.J. Heinz Co.	11,112	506,818
Hershey Co.	5,819	249,111
Hormel Foods Corp.	2,450	102,925
J.M. Smucker Co.	4,172	251,405
Kellogg Co.	8,853	473,016
Kraft Foods, Inc., Class A	61,119	1,848,239
McCormick & Co., Inc. (Non - Voting)	4,592	176,149
Mead Johnson Nutrition Co., Class A	6,848	356,302
Sara Lee Corp.	24,394	339,808
Tyson Foods, Inc., Class A	11,173	213,963

		6,726,842

Household Products (1.4%)
Clorox Co.	4,851	311,143
Colgate-Palmolive Co.	17,369	1,480,881
Kimberly-Clark Corp.	14,683	923,267
Procter & Gamble Co.	102,255	6,469,674

		9,184,965

Personal Products (0.1%)
Avon Products, Inc.	15,010	508,389
Estee Lauder Cos., Inc., Class A	4,298	278,811

		787,200

Tobacco (0.9%)
Altria Group, Inc.	73,146	1,500,956
Lorillard, Inc.	5,494	413,368
Philip Morris International, Inc.	66,168	3,451,323
Reynolds American, Inc.	5,922	319,670

		5,685,317

Total Consumer Staples		52,583,044

Energy (10.7%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	10,777	504,795
BJ Services Co.	10,407	222,710
Cameron International Corp.*	8,648	370,653
Diamond Offshore Drilling, Inc.	2,562	227,531
FMC Technologies, Inc.*	4,538	293,291
Halliburton Co.	241,743	7,283,717
Helmerich & Payne, Inc.	3,800	144,704
Nabors Industries Ltd.*	10,207	200,363
National Oilwell Varco, Inc.	14,575	591,454
Rowan Cos., Inc.*	4,444	129,365
Schlumberger Ltd.	42,431	2,692,671
Smith International, Inc.	8,488	363,456

		13,024,710

Oil, Gas & Consumable Fuels (8.6%)
Anadarko Petroleum Corp.	17,279	1,258,429
Apache Corp.	11,718	1,189,377
Cabot Oil & Gas Corp.	3,577	131,633
Chesapeake Energy Corp.	23,665	559,440
Chevron Corp.	70,684	5,359,968
ConocoPhillips	194,486	9,951,849
Denbury Resources, Inc.*	14,104	$237,934
Devon Energy Corp.	15,632	1,007,170
El Paso Corp.	26,048	282,360
EOG Resources, Inc.	8,919	828,932
Exxon Mobil Corp.	166,546	11,155,251
Hess Corp.	10,231	639,949
Marathon Oil Corp.	248,698	7,868,805
Massey Energy Co.	3,606	188,558
Murphy Oil Corp.	6,630	372,540
Noble Energy, Inc.	6,023	439,679
Occidental Petroleum Corp.	109,921	9,292,721
Peabody Energy Corp.	10,063	459,879
Pioneer Natural Resources Co.	4,405	248,090
Range Resources Corp.	5,533	259,332
Southwestern Energy Co.*	12,451	507,005
Spectra Energy Corp.	22,929	516,590
Sunoco, Inc.	4,421	131,348
Tesoro Corp.	5,311	73,823
Valero Energy Corp.	19,593	385,982
Williams Cos., Inc.	20,590	475,629
XTO Energy, Inc.	20,477	966,105

		54,788,378

Total Energy		67,813,088

Financials (15.6%)
Capital Markets (1.6%)
Ameriprise Financial, Inc.	8,988	407,696
Bank of New York Mellon Corp.	42,479	1,311,751
Charles Schwab Corp.	33,688	629,629
E*TRADE Financial Corp.*	56,203	92,735
Federated Investors, Inc., Class B	3,379	89,138
Franklin Resources, Inc.	5,200	576,680
Goldman Sachs Group, Inc.	18,610	3,175,424
Invesco Ltd.	15,143	331,783
Janus Capital Group, Inc.	6,564	93,800
Legg Mason, Inc.	5,342	153,155
Morgan Stanley	48,715	1,426,862
Northern Trust Corp.	8,518	470,705
State Street Corp.	17,401	785,481
T. Rowe Price Group, Inc.	9,155	502,884

		10,047,723

Commercial Banks (5.2%)
BB&T Corp.	190,237	6,161,776
Comerica, Inc.	6,335	240,983
Fifth Third Bancorp	28,054	381,254
First Horizon National Corp.*	8,264	116,104
Huntington Bancshares, Inc./Ohio	27,165	145,876
KeyCorp	32,356	250,759
M&T Bank Corp.	2,853	226,471
Marshall & Ilsley Corp.	18,501	148,933
PNC Financial Services Group, Inc.	18,245	1,089,227
Regions Financial Corp.	40,301	316,363
SunTrust Banks, Inc.	17,748	475,469
U.S. Bancorp	367,672	9,515,351
Wells Fargo & Co.	454,577	14,146,436
Zions Bancorp	4,806	104,867

		33,319,869

Consumer Finance (0.5%)
American Express Co.	42,116	1,737,706
Capital One Financial Corp.	16,169	669,558
Discover Financial Services	18,842	280,746
SLM Corp.*	17,878	223,833

		2,911,843

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (3.8%)
Bank of America Corp.	353,028	$6,301,550
Citigroup, Inc.*	693,234	2,807,598
CME Group, Inc.	2,335	738,117
IntercontinentalExchange, Inc.*	2,592	290,770
JPMorgan Chase & Co.	289,581	12,958,750
Leucadia National Corp.*	6,436	159,677
Moody’s Corp.	6,547	194,773
NASDAQ OMX Group, Inc.*	4,874	102,939
NYSE Euronext	9,541	282,509

		23,836,683

Insurance (3.7%)
Aflac, Inc.	106,367	5,774,664
Allstate Corp.	18,754	605,942
American International Group, Inc.*	4,966	169,539
Aon Corp.	111,350	4,755,759
Assurant, Inc.	4,354	149,691
Berkshire Hathaway, Inc., Class B*	58,287	4,736,984
Chubb Corp.	11,587	600,786
Cincinnati Financial Corp.	5,712	165,077
Genworth Financial, Inc., Class A*	17,777	326,030
Hartford Financial Services Group, Inc.	13,308	378,213
Lincoln National Corp.	10,795	331,407
Loews Corp.	12,467	464,770
Marsh & McLennan Cos., Inc.	18,755	457,997
MetLife, Inc.	28,971	1,255,603
Principal Financial Group, Inc.	10,928	319,207
Progressive Corp.	23,239	443,633
Prudential Financial, Inc.	16,157	977,498
Torchmark Corp.	3,165	169,359
Travelers Cos., Inc.	18,077	975,073
Unum Group	11,746	290,948
XL Capital Ltd., Class A	11,754	222,151

		23,570,331

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	3,637	66,957
AvalonBay Communities, Inc. (REIT)	2,911	251,365
Boston Properties, Inc. (REIT)	4,832	364,526
Equity Residential (REIT)	9,831	384,884
HCP, Inc. (REIT)	10,061	332,013
Health Care REIT, Inc. (REIT)	4,156	187,976
Host Hotels & Resorts, Inc. (REIT)	22,457	328,995
Kimco Realty Corp. (REIT)	14,052	219,773
Plum Creek Timber Co., Inc. (REIT)	5,807	225,950
ProLogis (REIT)	16,635	219,582
Public Storage (REIT)	4,945	454,891
Simon Property Group, Inc. (REIT)	10,050	843,195
Ventas, Inc. (REIT)	5,751	273,057
Vornado Realty Trust (REIT)	5,381	407,342

		4,560,506

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	8,687	137,689

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,139	228,529
People’s United Financial, Inc.	12,383	193,670

		422,199

Total Financials		98,806,843

Health Care (11.9%)
Biotechnology (0.9%)
Amgen, Inc.*	34,509	$2,062,258
Biogen Idec, Inc.*	9,564	548,591
Celgene Corp.*	16,322	1,011,311
Cephalon, Inc.*	2,770	187,751
Genzyme Corp.*	9,462	490,415
Gilead Sciences, Inc.*	31,790	1,445,809

		5,746,135

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	21,197	1,233,665
Becton, Dickinson and Co.	8,308	654,089
Boston Scientific Corp.*	53,131	383,606
C.R. Bard, Inc.	3,396	294,162
CareFusion Corp.*	6,538	172,799
Covidien plc	101,995	5,128,309
DENTSPLY International, Inc.	5,099	177,700
Hospira, Inc.*	5,817	329,533
Intuitive Surgical, Inc.*	1,388	483,204
Medtronic, Inc.	38,922	1,752,658
St. Jude Medical, Inc.*	11,512	472,568
Stryker Corp.	9,824	562,129
Varian Medical Systems, Inc.*	4,674	258,612
Zimmer Holdings, Inc.*	7,678	454,538

		12,357,572

Health Care Providers & Services (1.3%)
Aetna, Inc.	15,192	533,391
AmerisourceBergen Corp.	9,966	288,217
Cardinal Health, Inc.	12,674	456,644
CIGNA Corp.	9,540	348,973
Coventry Health Care, Inc.*	5,221	129,063
DaVita, Inc.*	3,793	240,476
Express Scripts, Inc.*	9,553	972,113
Humana, Inc.*	6,150	287,636
Laboratory Corp. of America Holdings*	3,835	290,348
McKesson Corp.	9,313	612,050
Medco Health Solutions, Inc.*	16,662	1,075,699
Patterson Cos., Inc.	3,160	98,118
Quest Diagnostics, Inc.	5,210	303,691
Tenet Healthcare Corp.*	15,228	87,104
UnitedHealth Group, Inc.*	40,750	1,331,303
WellPoint, Inc.*	15,642	1,007,032

		8,061,858

Life Sciences Tools & Services (0.3%)
Life Technologies Corp.*	6,183	323,185
Millipore Corp.*	1,968	207,821
PerkinElmer, Inc.	4,095	97,871
Thermo Fisher Scientific, Inc.*	14,191	729,985
Waters Corp.*	3,350	226,259

		1,585,121

Pharmaceuticals (7.5%)
Abbott Laboratories, Inc.	54,628	2,877,803
Allergan, Inc.	10,714	699,838
Bristol-Myers Squibb Co.	60,318	1,610,491
Eli Lilly and Co.	35,572	1,288,418
Forest Laboratories, Inc.*	10,706	335,740
Johnson & Johnson	96,886	6,316,967
King Pharmaceuticals, Inc.*	9,574	112,590
Merck & Co., Inc.	329,272	12,298,309
Mylan, Inc.*	11,200	254,352
Pfizer, Inc.	704,518	12,082,484
Sanofi-Aventis S.A. (ADR)	253,100	9,455,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	3,730	$155,802

		47,488,610

Total Health Care		75,239,296

Industrials (10.4%)
Aerospace & Defense (2.9%)
Boeing Co.	26,644	1,934,621
General Dynamics Corp.	13,590	1,049,148
Goodrich Corp.	4,512	318,186
Honeywell International, Inc.	189,272	8,568,343
ITT Corp.	6,430	344,712
L-3 Communications Holdings, Inc.	4,207	385,487
Lockheed Martin Corp.	11,116	925,074
Northrop Grumman Corp.	10,703	701,796
Precision Castparts Corp.	4,881	618,472
Raytheon Co.	13,382	764,380
Rockwell Collins, Inc.	5,547	347,187
United Technologies Corp.	33,000	2,429,130

		18,386,536

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	5,896	329,292
Expeditors International of Washington, Inc.	7,447	274,943
FedEx Corp.	10,897	1,017,780
United Parcel Service, Inc., Class B	34,981	2,253,126

		3,875,141

Airlines (0.0%)
Southwest Airlines Co.	26,872	355,248

Building Products (0.0%)
Masco Corp.	12,367	191,936

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	4,155	151,283
Cintas Corp.	4,720	132,585
Iron Mountain, Inc.	6,672	182,813
Pitney Bowes, Inc.	7,257	177,434
R.R. Donnelley & Sons Co.	6,756	144,241
Republic Services, Inc.	11,472	332,917
Stericycle, Inc.*	3,206	174,727
Waste Management, Inc.	16,965	584,105

		1,880,105

Construction & Engineering (0.1%)
Fluor Corp.	6,436	299,338
Jacobs Engineering Group, Inc.*	4,474	202,180
Quanta Services, Inc.*	7,099	136,017

		637,535

Electrical Equipment (0.3%)
Emerson Electric Co.	26,487	1,333,356
First Solar, Inc.*	1,700	208,505
Rockwell Automation, Inc.	5,040	284,054
Roper Industries, Inc.	3,200	185,088

		2,011,003

Industrial Conglomerates (1.8%)
3M Co.	25,031	2,091,840
General Electric Co.	375,534	6,834,719
Textron, Inc.	114,674	2,434,529

		11,361,088

Machinery (2.7%)
Caterpillar, Inc.	135,163	8,494,995
Cummins, Inc.	71,131	4,406,565
Danaher Corp.	9,195	734,772
Deere & Co.	14,859	883,516
Dover Corp.	6,529	305,231
Eaton Corp.	5,778	$437,799
Flowserve Corp.	2,019	222,635
Illinois Tool Works, Inc.	13,607	644,428
PACCAR, Inc.	12,695	550,201
Pall Corp.	4,212	170,544
Parker Hannifin Corp.	5,911	382,678
Snap-On, Inc.	2,015	87,330

		17,320,694

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,700	126,514
Equifax, Inc.	4,511	161,494
Robert Half International, Inc.	5,246	159,636

		447,644

Road & Rail (1.5%)
CSX Corp.	143,814	7,320,133
Norfolk Southern Corp.	12,948	723,664
Ryder System, Inc.	1,781	69,031
Union Pacific Corp.	17,911	1,312,876

		9,425,704

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,543	218,019
W.W. Grainger, Inc.	2,168	234,404

		452,423

Total Industrials		66,345,057

Information Technology (15.1%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	391,071	10,179,578
Harris Corp.	4,493	213,373
JDS Uniphase Corp.*	8,807	110,352
Juniper Networks, Inc.*	18,612	571,016
Motorola, Inc.*	82,438	578,715
QUALCOMM, Inc.	185,161	7,774,910
Tellabs, Inc.	13,443	101,763

		19,529,707

Computers & Peripherals (4.3%)
Apple, Inc.*	31,920	7,498,966
Dell, Inc.*	60,469	907,640
EMC Corp.*	72,126	1,301,153
Hewlett-Packard Co.	192,495	10,231,109
International Business Machines Corp.	45,734	5,865,385
Lexmark International, Inc., Class A*	2,463	88,865
NetApp, Inc.*	11,962	389,483
QLogic Corp.*	3,888	78,926
SanDisk Corp.*	7,831	271,188
Teradata Corp.*	6,263	180,938
Western Digital Corp.*	8,110	316,209

		27,129,862

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	11,861	407,900
Amphenol Corp., Class A	6,345	267,696
Corning, Inc.	55,093	1,113,429
FLIR Systems, Inc.*	5,302	149,516
Jabil Circuit, Inc.	6,732	108,991
Molex, Inc.	5,308	110,725

		2,158,257

Internet Software & Services (1.1%)
Akamai Technologies, Inc.*	6,028	189,339
eBay, Inc.*	39,275	1,058,461
Google, Inc., Class A*	8,505	4,822,420
Monster Worldwide, Inc.*	4,339	72,071
VeriSign, Inc.*	6,971	181,316
Yahoo!, Inc.*	41,756	690,227

		7,013,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.3%)
Accenture plc, Class A	69,400	$2,911,330
Automatic Data Processing, Inc.	17,628	783,917
Cognizant Technology Solutions Corp., Class A*	10,356	527,949
Computer Sciences Corp.*	5,444	296,643
Fidelity National Information Services, Inc.	11,379	266,724
Fiserv, Inc.*	5,230	265,475
Mastercard, Inc., Class A	3,347	850,138
Paychex, Inc.	11,342	348,199
SAIC, Inc.*	10,300	182,310
Total System Services, Inc.	7,313	114,522
Visa, Inc., Class A	15,700	1,429,171
Western Union Co.	24,632	417,759

		8,394,137

Office Electronics (0.1%)
Xerox Corp.	48,806	475,858

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	18,489	171,393
Altera Corp.	10,132	246,309
Analog Devices, Inc.	10,381	299,180
Applied Materials, Inc.	47,069	634,490
Broadcom Corp., Class A	15,171	503,374
Intel Corp.	194,409	4,327,544
KLA-Tencor Corp.	6,012	185,891
Linear Technology Corp.	8,061	227,965
LSI Corp.*	23,859	146,017
MEMC Electronic Materials, Inc.*	7,915	121,337
Microchip Technology, Inc.	6,530	183,885
Micron Technology, Inc.*	28,780	299,024
National Semiconductor Corp.	8,887	128,417
Novellus Systems, Inc.*	3,418	85,450
NVIDIA Corp.*	19,057	331,211
Teradyne, Inc.*	7,050	78,749
Texas Instruments, Inc.	327,230	8,007,318
Xilinx, Inc.	9,636	245,718

		16,223,272

Software (2.4%)
Adobe Systems, Inc.*	18,641	659,332
Autodesk, Inc.*	8,058	237,066
BMC Software, Inc.*	6,403	243,314
CA, Inc.	14,001	328,603
Citrix Systems, Inc.*	6,336	300,770
Compuware Corp.*	8,683	72,937
Electronic Arts, Inc.*	11,429	213,265
Intuit, Inc.*	10,906	374,512
McAfee, Inc.*	5,550	222,722
Microsoft Corp.	268,592	7,861,688
Novell, Inc.*	10,385	62,206
Oracle Corp.	137,559	3,533,891
Red Hat, Inc.*	6,896	201,846
Salesforce.com, Inc.*	3,719	276,880
Symantec Corp.*	28,939	489,648

		15,078,680

Total Information Technology		96,003,607

Materials (3.3%)
Chemicals (1.1%)
Air Products & Chemicals, Inc.	7,492	554,034
Airgas, Inc.	2,899	184,434
CF Industries Holdings, Inc.	1,744	159,018
Dow Chemical Co.	40,208	1,188,951
E.I. du Pont de Nemours & Co.	31,795	$1,184,046
Eastman Chemical Co.	2,506	159,582
Ecolab, Inc.	8,200	360,390
FMC Corp.	2,584	156,435
International Flavors & Fragrances, Inc.	2,763	131,712
Monsanto Co.	19,090	1,363,408
PPG Industries, Inc.	5,878	384,421
Praxair, Inc.	10,709	888,847
Sigma-Aldrich Corp.	4,521	242,597

		6,957,875

Construction Materials (0.0%)
Vulcan Materials Co.	4,443	209,887

Containers & Packaging (0.1%)
Ball Corp.	3,250	173,485
Bemis Co., Inc.	3,789	108,820
Owens-Illinois, Inc.*	6,796	241,530
Pactiv Corp.*	4,964	124,993
Sealed Air Corp.	5,851	123,339

		772,167

Metals & Mining (1.9%)
AK Steel Holding Corp.	3,929	89,817
Alcoa, Inc.	34,978	498,087
Allegheny Technologies, Inc.	3,570	192,744
Cliffs Natural Resources, Inc.	5,200	368,940
Freeport-McMoRan Copper & Gold, Inc.	15,570	1,300,718
Newmont Mining Corp.	167,202	8,515,598
Nucor Corp.	11,062	501,994
Titanium Metals Corp.*	3,989	66,177
United States Steel Corp.	5,518	350,503

		11,884,578

Paper & Forest Products (0.2%)
International Paper Co.	15,442	380,028
MeadWestvaco Corp.	6,507	166,254
Weyerhaeuser Co.	7,260	328,660

		874,942

Total Materials		20,699,449

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	207,714	5,367,330
CenturyTel, Inc.	10,570	374,812
Frontier Communications Corp.	10,968	81,602
Qwest Communications International, Inc.	50,539	263,814
Verizon Communications, Inc.	99,756	3,094,431
Windstream Corp.	15,581	169,677

		9,351,666

Wireless Telecommunication Services (1.0%)
American Tower Corp., Class A*	13,886	591,682
MetroPCS Communications, Inc.*	9,211	65,214
Sprint Nextel Corp.*	107,692	409,229
Vodafone Group plc (ADR)	228,968	5,332,665

		6,398,790

Total Telecommunication Services		15,750,456

Utilities (2.0%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.	6,262	144,026
American Electric Power Co., Inc.	17,560	600,201
Duke Energy Corp.	46,444	757,966
Edison International	12,303	420,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	7,010	$570,263
Exelon Corp.	23,756	1,040,750
FirstEnergy Corp.	10,708	418,576
FPL Group, Inc.	15,158	732,586
Northeast Utilities	6,223	172,004
Pepco Holdings, Inc.	7,316	125,469
Pinnacle West Capital Corp.	3,748	141,412
PPL Corp.	13,242	366,936
Progress Energy, Inc.	10,022	394,466
Southern Co.	28,576	947,580

		6,832,629

Gas Utilities (0.1%)
EQT Corp.	4,830	198,030
Nicor, Inc.	1,369	57,389
ONEOK, Inc.	3,800	173,470
Questar Corp.	6,292	271,814

		700,703

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	25,221	277,431
Constellation Energy Group, Inc.	7,014	246,262

		523,693

Multi-Utilities (0.7%)
Ameren Corp.	7,800	203,424
CenterPoint Energy, Inc.	13,083	187,872
CMS Energy Corp.	8,404	129,926
Consolidated Edison, Inc.	9,673	430,835
Dominion Resources, Inc.	20,801	855,129
DTE Energy Co.	6,021	268,537
Integrys Energy Group, Inc.	2,691	127,500
NiSource, Inc.	10,182	160,876
PG&E Corp.	13,194	559,689
Public Service Enterprise Group, Inc.	18,235	538,297
SCANA Corp.	4,202	157,953
Sempra Energy	8,727	435,477
TECO Energy, Inc.	7,507	119,286
Wisconsin Energy Corp.	4,126	203,866
Xcel Energy, Inc.	16,706	354,167

		4,732,834

Total Utilities		12,789,859

Total Common Stocks (89.0%) (Cost $414,457,897)		564,345,728

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.6%)
iShares Morningstar Large Core Index Fund	29,247	1,962,766
iShares Morningstar Large Growth Index Fund	73,798	4,446,330
iShares Morningstar Large Value Index Fund	70,263	3,942,457
iShares NYSE 100 Index Fund	5,536	317,268
iShares Russell 1000 Growth Index Fund	96,797	5,028,604
iShares Russell 1000 Index Fund	81,502	5,266,659
iShares Russell 1000 Value Index Fund	147,525	9,009,352
iShares S&P 100 Index Fund	94,215	5,048,040
iShares S&P 500 Growth Index Fund	42,448	2,543,484
iShares S&P 500 Index Fund	143,555	16,844,744
iShares S&P 500 Value Index Fund	104,846	$5,919,605

Total Investment Companies (9.6%) (Cost $46,655,804)		60,329,309

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $8,539,685)	$8,539,685	8,539,685

Total Investments (99.9%) (Cost/Amortized Cost $469,653,386)		633,214,722
Other Assets Less Liabilities (0.1%)		885,280

Net Assets (100%)		$634,100,002

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	90	June-10	$5,167,232	$5,243,400	$76,168

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$58,315,029	$—	$—	$58,315,029
Consumer Staples	52,583,044	—	—	52,583,044
Energy	67,813,088	—	—	67,813,088
Financials	98,806,843	—	—	98,806,843
Health Care	75,239,296	—	—	75,239,296
Industrials	66,345,057	—	—	66,345,057
Information Technology	96,003,607	—	—	96,003,607
Materials	20,699,449	—	—	20,699,449
Telecommunication Services	15,750,456	—	—	15,750,456
Utilities	12,789,859	—	—	12,789,859
Futures	76,168	—	—	76,168
Investment Companies
Exchange Traded Funds (ETFs)	60,329,309	—	—	60,329,309
Short-Term Investments	—	8,539,685	—	8,539,685

Total Assets	$624,751,205	$8,539,685	$—	$633,290,890

Total Liabilities	$—	$—	$—	$—

Total	$624,751,205	$8,539,685	$—	$633,290,890

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$39,382,869
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39.159.296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,378,796
Aggregate gross unrealized depreciation	(1,137,029)

Net unrealized appreciation	$157,241,767

Federal income tax cost of investments	$475,972,955

The Portfolio has a net capital loss carryforward of $23,562,332 of which $11,388,996 expires in the year 2016, and $12,173,336 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (0.4%)
BorgWarner, Inc.*	21,854	$834,386
Federal Mogul Corp.*	1,190	21,848
Gentex Corp.	27,786	539,604
Goodyear Tire & Rubber Co.*	48,808	616,933
Johnson Controls, Inc.	74,620	2,461,714
TRW Automotive Holdings Corp.*	2,812	80,367

		4,554,852

Automobiles (0.0%)
Thor Industries, Inc.	3,686	111,354

Distributors (0.0%)
LKQ Corp.*	28,327	575,038

Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A*	26,787	1,641,775
Brink’s Home Security Holdings, Inc.*	9,201	391,503
Career Education Corp.*	12,845	406,416
DeVry, Inc.	12,612	822,302
Education Management Corp.*	2,900	63,510
H&R Block, Inc.	68,640	1,221,792
Hillenbrand, Inc.	4,767	104,826
ITT Educational Services, Inc.*	7,804	877,794
Strayer Education, Inc.	2,912	709,130
Weight Watchers International, Inc.	624	15,931

		6,254,979

Hotels, Restaurants & Leisure (2.7%)
Brinker International, Inc.	20,606	397,284
Burger King Holdings, Inc.	21,438	455,772
Carnival Corp.	40,231	1,564,181
Chipotle Mexican Grill, Inc.*	6,473	729,313
Choice Hotels International, Inc.	1,623	56,497
Darden Restaurants, Inc.	27,703	1,233,892
Hyatt Hotels Corp., Class A*	5,500	214,280
International Game Technology	49,806	918,921
Las Vegas Sands Corp.*	45,688	966,301
Marriott International, Inc., Class A	28,544	899,707
McDonald’s Corp.	222,948	14,875,090
MGM MIRAGE*	18,236	218,832
Panera Bread Co., Class A*	5,558	425,131
Royal Caribbean Cruises Ltd.*	8,178	269,792
Scientific Games Corp., Class A*	12,903	181,674
Starbucks Corp.*	148,668	3,608,172
Starwood Hotels & Resorts Worldwide, Inc.	6,140	286,370
Wendy’s/Arby’s Group, Inc., Class A	29,558	147,790
WMS Industries, Inc.*	10,585	443,935
Wyndham Worldwide Corp.	15,881	408,618
Yum! Brands, Inc.	93,264	3,574,809

		31,876,361

Household Durables (0.2%)
Garmin Ltd.	18,568	714,496
Harman International Industries, Inc.*	7,797	364,744
KB Home	1,065	17,839
Leggett & Platt, Inc.	19,650	425,226
M.D.C. Holdings, Inc.	2,912	100,784
Newell Rubbermaid, Inc.	9,035	137,332
NVR, Inc.*	208	151,112
Pulte Group, Inc.*	7,163	80,584

		1,992,117

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	66,436	$9,017,358
Expedia, Inc.	33,759	842,625
Netflix, Inc.*	8,094	596,851
priceline.com, Inc.*	8,969	2,287,095

		12,743,929

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	15,049	576,076
Mattel, Inc.	56,195	1,277,874

		1,853,950

Media (1.0%)
Comcast Corp., Class A	43,542	819,461
CTC Media, Inc.	6,847	117,905
DIRECTV, Class A*	92,848	3,139,191
Discovery Communications, Inc., Class C*	52,784	1,552,378
Interactive Data Corp.	3,353	107,296
John Wiley & Sons, Inc., Class A	8,386	362,946
McGraw-Hill Cos., Inc.	63,582	2,266,698
Morningstar, Inc.*	3,935	189,234
New York Times Co., Class A*	1,456	16,205
Omnicom Group, Inc.	62,834	2,438,588
Regal Entertainment Group, Class A	8,286	145,585
Scripps Networks Interactive, Inc., Class A	10,532	467,094
Warner Music Group Corp.*	691	4,775

		11,627,356

Multiline Retail (1.2%)
Big Lots, Inc.*	1,872	68,178
Dollar General Corp.*	4,600	116,150
Dollar Tree, Inc.*	18,211	1,078,455
Family Dollar Stores, Inc.	28,327	1,037,051
Kohl’s Corp.*	57,734	3,162,669
Nordstrom, Inc.	33,343	1,362,062
Target Corp.	151,996	7,994,990

		14,819,555

Specialty Retail (2.7%)
Aaron’s, Inc.	9,617	320,631
Abercrombie & Fitch Co., Class A	8,785	400,947
Advance Auto Parts, Inc.	19,192	804,529
Aeropostale, Inc.*	20,478	590,381
American Eagle Outfitters, Inc.	34,466	638,310
AutoNation, Inc.*	1,415	25,583
AutoZone, Inc.*	6,114	1,058,272
Barnes & Noble, Inc.	1,481	32,019
Bed Bath & Beyond, Inc.*	52,759	2,308,734
Best Buy Co., Inc.	68,058	2,895,187
CarMax, Inc.*	31,596	793,692
Chico’s FAS, Inc.	33,592	484,397
Dick’s Sporting Goods, Inc.*	17,337	452,669
Foot Locker, Inc.	13,843	208,199
GameStop Corp., Class A*	29,242	640,692
Gap, Inc.	86,043	1,988,454
Guess?, Inc.	11,780	553,424
Home Depot, Inc.	22,977	743,306
Limited Brands, Inc.	35,988	886,025
Lowe’s Cos., Inc.	93,805	2,273,833
Office Depot, Inc.*	10,375	82,793
O’Reilly Automotive, Inc.*	27,411	1,143,313
Penske Automotive Group, Inc.*	2,687	38,747
PetSmart, Inc.	25,415	812,263
RadioShack Corp.	3,270	74,000
Ross Stores, Inc.	25,581	1,367,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sherwin-Williams Co.	17,171	$1,162,133
Staples, Inc.	144,526	3,380,463
Tiffany & Co.	22,936	1,089,231
TJX Cos., Inc.	83,523	3,551,398
Urban Outfitters, Inc.*	25,914	985,509
Williams-Sonoma, Inc.	7,579	199,252

		31,986,202

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	64,206	2,537,421
Hanesbrands, Inc.*	19,067	530,444
NIKE, Inc., Class B	73,033	5,367,925
Phillips-Van Heusen Corp.	6,764	387,983
Polo Ralph Lauren Corp.	10,491	892,155
VF Corp.	4,019	322,123

		10,038,051

Total Consumer Discretionary		128,433,744

Consumer Staples (15.7%)
Beverages (3.8%)
Brown-Forman Corp., Class B	15,191	903,105
Coca-Cola Co.	367,781	20,227,955
Coca-Cola Enterprises, Inc.	52,992	1,465,759
Hansen Natural Corp.*	13,943	604,847
Molson Coors Brewing Co., Class B	1,498	63,006
PepsiCo, Inc.	322,116	21,311,195

		44,575,867

Food & Staples Retailing (4.0%)
BJ’s Wholesale Club, Inc.*	1,956	72,352
Costco Wholesale Corp.	87,766	5,240,508
CVS Caremark Corp.	89,745	3,281,077
Kroger Co.	111,100	2,406,426
Sysco Corp.	119,236	3,517,462
Walgreen Co.	200,387	7,432,354
Wal-Mart Stores, Inc.	446,870	24,845,972
Whole Foods Market, Inc.*	18,485	668,233

		47,464,384

Food Products (1.4%)
Archer-Daniels-Midland Co.	72,783	2,103,429
Campbell Soup Co.	26,995	954,273
Dean Foods Co.*	36,279	569,218
Flowers Foods, Inc.	12,845	317,785
General Mills, Inc.	27,370	1,937,522
Green Mountain Coffee Roasters, Inc.*	7,013	678,999
H.J. Heinz Co.	51,511	2,349,417
Hershey Co.	18,169	777,815
Hormel Foods Corp.	1,415	59,444
Kellogg Co.	51,428	2,747,798
Kraft Foods, Inc., Class A	51,695	1,563,257
McCormick & Co., Inc. (Non- Voting)	26,288	1,008,408
Mead Johnson Nutrition Co., Class A	20,678	1,075,876
Sara Lee Corp.	34,782	484,513
Smithfield Foods, Inc.*	2,072	42,973

		16,670,727

Household Products (3.4%)
Church & Dwight Co., Inc.	14,234	952,966
Clorox Co.	24,974	1,601,832
Colgate-Palmolive Co.	100,984	8,609,896
Energizer Holdings, Inc.*	11,739	736,740
Kimberly-Clark Corp.	72,825	4,579,236
Procter & Gamble Co.	385,908	24,416,399

		40,897,069

Personal Products (0.5%)
Alberto-Culver Co.	14,592	381,581
Avon Products, Inc.	86,210	$2,919,933
Estee Lauder Cos., Inc., Class A	22,437	1,455,488
Herbalife Ltd.	12,446	574,009
NBTY, Inc.*	7,513	360,474

		5,691,485

Tobacco (2.6%)
Altria Group, Inc.	417,878	8,574,856
Lorillard, Inc.	30,074	2,262,768
Philip Morris International, Inc.	396,498	20,681,336

		31,518,960

Total Consumer Staples		186,818,492

Energy (3.9%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	9,617	333,037
Cameron International Corp.*	44,733	1,917,256
Diamond Offshore Drilling, Inc.	13,985	1,242,008
Dresser-Rand Group, Inc.*	16,630	522,515
Exterran Holdings, Inc.*	5,807	140,355
FMC Technologies, Inc.*	25,016	1,616,784
Helmerich & Payne, Inc.	6,681	254,412
Oceaneering International, Inc.*	11,073	703,025
Patterson-UTI Energy, Inc.	4,434	61,943
Pride International, Inc.*	16,380	493,202
Rowan Cos., Inc.*	3,977	115,770
Schlumberger Ltd.	109,827	6,969,621
Seahawk Drilling, Inc.*	1,015	19,133
Smith International, Inc.	29,730	1,273,039

		15,662,100

Oil, Gas & Consumable Fuels (2.6%)
Alpha Natural Resources, Inc.*	24,242	1,209,433
CNX Gas Corp.*	4,934	187,739
Comstock Resources, Inc.*	749	23,818
Consol Energy, Inc.	36,546	1,559,052
Continental Resources, Inc.*	2,995	127,437
El Paso Corp.	39,357	426,630
EXCO Resources, Inc.	24,749	454,887
Exxon Mobil Corp.	254,486	17,045,472
Forest Oil Corp.*	8,303	214,383
Frontier Oil Corp.	16,630	224,505
Holly Corp.	8,536	238,240
Mariner Energy, Inc.*	18,277	273,607
Massey Energy Co.	13,860	724,739
Peabody Energy Corp.	53,990	2,467,343
Petrohawk Energy Corp.*	60,754	1,232,091
Plains Exploration & Production Co.*	15,174	455,068
Quicksilver Resources, Inc.*	23,626	332,418
Range Resources Corp.	4,642	217,571
Southwestern Energy Co.*	69,472	2,828,900
St. Mary Land & Exploration Co.	3,062	106,588
Teekay Corp.	3,686	83,820
Tesoro Corp.	11,364	157,960

		30,591,701

Total Energy		46,253,801

Financials (5.2%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	8,386	662,494
Ameriprise Financial, Inc.	4,019	182,302
Bank of New York Mellon Corp.	49,515	1,529,023
BlackRock, Inc.	2,215	482,338
Charles Schwab Corp.	191,894	3,586,499
Eaton Vance Corp.	23,560	790,202
Federated Investors, Inc., Class B	16,630	438,699
Franklin Resources, Inc.	13,777	1,527,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GLG Partners, Inc.*	38,401	$117,891
Goldman Sachs Group, Inc.	6,348	1,083,159
Greenhill & Co., Inc.	4,143	340,099
Invesco Ltd.	6,622	145,088
Investment Technology Group, Inc.*	649	10,832
Janus Capital Group, Inc.	31,929	456,265
Jefferies Group, Inc.	17,753	420,214
Lazard Ltd., Class A	15,424	550,637
Morgan Stanley	63,749	1,867,208
Northern Trust Corp.	48,683	2,690,223
SEI Investments Co.	24,375	535,519
State Street Corp.	53,158	2,399,552
T. Rowe Price Group, Inc.	51,636	2,836,366
TD Ameritrade Holding Corp.*	52,743	1,005,282
Waddell & Reed Financial, Inc., Class A	17,379	626,339

		24,284,100

Commercial Banks (0.4%)
BOK Financial Corp.	1,415	74,203
CapitalSource, Inc.	7,995	44,692
Commerce Bancshares, Inc./Missouri	4,355	179,165
Wells Fargo & Co.	154,785	4,816,909

		5,114,969

Consumer Finance (0.3%)
American Express Co.	37,486	1,546,672
AmeriCredit Corp.*	5,516	131,060
Capital One Financial Corp.	25,706	1,064,485
SLM Corp.*	20,440	255,909
Student Loan Corp.	84	2,985

		3,001,111

Diversified Financial Services (0.4%)
CME Group, Inc.	791	250,043
IntercontinentalExchange, Inc.*	14,775	1,657,460
Leucadia National Corp.*	13,718	340,344
Moody’s Corp.	37,902	1,127,584
MSCI, Inc., Class A*	20,191	728,895
NASDAQ OMX Group, Inc.*	12,055	254,602
NYSE Euronext	13,427	397,573

		4,756,501

Insurance (1.2%)
Aflac, Inc.	94,470	5,128,776
American International Group, Inc.*	9,241	315,488
Arthur J. Gallagher & Co.	18,693	458,913
Axis Capital Holdings Ltd.	8,078	252,518
Brown & Brown, Inc.	17,296	309,944
CNA Financial Corp.*	2,438	65,144
Endurance Specialty Holdings Ltd.	3,353	124,564
Erie Indemnity Co., Class A	4,143	178,688
Fidelity National Financial, Inc., Class A	6,972	103,325
Genworth Financial, Inc., Class A*	42,036	770,940
Hanover Insurance Group, Inc.	791	34,496
Lincoln National Corp.	18,876	579,493
Marsh & McLennan Cos., Inc.	7,829	191,184
Principal Financial Group, Inc.	62,692	1,831,233
Progressive Corp.	13,968	266,649
Prudential Financial, Inc.	48,367	2,926,204
Reinsurance Group of America, Inc.	1,165	61,186
Validus Holdings Ltd.	2,687	73,973
W.R. Berkley Corp.	8,868	231,366

		13,904,084

Real Estate Investment Trusts (REITs) (0.7%)
Alexandria Real Estate Equities, Inc. (REIT)	1,948	131,685
Digital Realty Trust, Inc. (REIT)	15,341	$831,482
Federal Realty Investment Trust (REIT)	1,581	115,113
HCP, Inc. (REIT)	22,977	758,241
Health Care REIT, Inc. (REIT)	12,181	550,947
Nationwide Health Properties, Inc. (REIT)	17,232	605,705
Plum Creek Timber Co., Inc. (REIT)	11,739	456,764
Public Storage (REIT)	27,162	2,498,632
Rayonier, Inc. (REIT)	7,263	329,958
Simon Property Group, Inc. (REIT)	20,661	1,733,458

		8,011,985

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	47,643	755,142
St. Joe Co.*	18,710	605,268

		1,360,410

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial	4,019	150,552
Hudson City Bancorp, Inc.	52,468	742,947
TFS Financial Corp.	1,856	24,777

		918,276

Total Financials		61,351,436

Health Care (15.9%)
Biotechnology (3.4%)
Abraxis Bioscience, Inc.*	1,415	73,226
Alexion Pharmaceuticals, Inc.*	17,795	967,514
Amgen, Inc.*	204,672	12,231,199
Amylin Pharmaceuticals, Inc.*	28,451	639,863
Biogen Idec, Inc.*	58,358	3,347,415
BioMarin Pharmaceutical, Inc.*	20,149	470,882
Celgene Corp.*	93,073	5,766,803
Cephalon, Inc.*	14,983	1,015,548
Dendreon Corp.*	26,910	981,408
Genzyme Corp.*	54,490	2,824,217
Gilead Sciences, Inc.*	183,163	8,330,253
Myriad Genetics, Inc.*	19,234	462,578
OSI Pharmaceuticals, Inc.*	11,739	699,057
Talecris Biotherapeutics Holdings Corp.*	10,000	199,200
United Therapeutics Corp.*	9,452	522,979
Vertex Pharmaceuticals, Inc.*	39,207	1,602,390

		40,134,532

Health Care Equipment & Supplies (3.6%)
Baxter International, Inc.	122,256	7,115,299
Beckman Coulter, Inc.	13,902	873,046
Becton, Dickinson and Co.	48,392	3,809,902
Boston Scientific Corp.*	108,313	782,020
C.R. Bard, Inc.	20,124	1,743,141
DENTSPLY International, Inc.	30,032	1,046,615
Edwards Lifesciences Corp.*	11,323	1,119,618
Gen-Probe, Inc.*	9,932	496,600
Hill-Rom Holdings, Inc.	5,017	136,513
Hologic, Inc.*	5,058	93,775
Hospira, Inc.*	32,428	1,837,046
IDEXX Laboratories, Inc.*	11,947	687,550
Intuitive Surgical, Inc.*	7,721	2,687,912
Inverness Medical Innovations, Inc.*	7,454	290,333
Kinetic Concepts, Inc.*	4,393	210,029
Medtronic, Inc.	226,234	10,187,317
ResMed, Inc.*	15,216	968,498
St. Jude Medical, Inc.*	69,954	2,871,612
Stryker Corp.	68,391	3,913,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Teleflex, Inc.	3,395	$217,518
Varian Medical Systems, Inc.*	25,290	1,399,296

		42,486,973

Health Care Providers & Services (2.2%)
Aetna, Inc.	19,359	679,695
AmerisourceBergen Corp.	50,408	1,457,799
CIGNA Corp.	3,561	130,261
Community Health Systems, Inc.*	9,326	344,409
Coventry Health Care, Inc.*	8,411	207,920
DaVita, Inc.*	20,898	1,324,933
Emdeon, Inc., Class A*	4,100	67,732
Express Scripts, Inc.*	55,446	5,642,185
Health Management Associates, Inc., Class A*	49,806	428,332
Henry Schein, Inc.*	18,252	1,075,043
Humana, Inc.*	12,612	589,863
Laboratory Corp. of America Holdings*	21,896	1,657,746
Lincare Holdings, Inc.*	11,239	504,406
McKesson Corp.	26,871	1,765,962
Medco Health Solutions, Inc.*	97,549	6,297,764
MEDNAX, Inc.*	3,037	176,723
Omnicare, Inc.	10,075	285,022
Patterson Cos., Inc.	20,274	629,508
Quest Diagnostics, Inc.	31,446	1,832,987
Tenet Healthcare Corp.*	65,812	376,445
Universal Health Services, Inc., Class B	1,316	46,178
VCA Antech, Inc.*	17,129	480,126
WellPoint, Inc.*	6,572	423,105

		26,424,144

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.*	12,612	246,691
Cerner Corp.*	13,610	1,157,666

		1,404,357

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	3,952	409,111
Charles River Laboratories International, Inc.*	8,827	346,989
Covance, Inc.*	12,945	794,694
Illumina, Inc.*	24,891	968,260
Life Technologies Corp.*	31,324	1,637,305
Mettler-Toledo International, Inc.*	6,847	747,692
Millipore Corp.*	11,198	1,182,509
PerkinElmer, Inc.	5,100	121,890
Pharmaceutical Product Development, Inc.	21,189	503,239
Techne Corp.	7,554	481,114
Thermo Fisher Scientific, Inc.*	6,889	354,370
Waters Corp.*	19,542	1,319,867

		8,867,040

Pharmaceuticals (5.8%)
Abbott Laboratories, Inc.	312,406	16,457,548
Allergan, Inc.	61,544	4,020,054
Bristol-Myers Squibb Co.	191,642	5,116,842
Eli Lilly and Co.	107,332	3,887,565
Johnson & Johnson	431,114	28,108,633
Merck & Co., Inc.	238,508	8,908,274
Mylan, Inc.*	44,041	1,000,171
Perrigo Co.	16,089	944,746
Valeant Pharmaceuticals International*	13,777	$591,171

		69,035,004

Total Health Care		188,352,050

Industrials (10.6%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.*	6,639	539,751
BE Aerospace, Inc.*	9,368	285,256
Boeing Co.	12,071	876,475
General Dynamics Corp.	6,681	515,773
Goodrich Corp.	24,999	1,762,930
Honeywell International, Inc.	150,291	6,803,674
ITT Corp.	3,603	193,157
Lockheed Martin Corp.	64,331	5,353,626
Northrop Grumman Corp.	7,804	511,708
Precision Castparts Corp.	28,327	3,589,314
Raytheon Co.	61,336	3,503,512
Rockwell Collins, Inc.	31,970	2,001,002
Spirit AeroSystems Holdings, Inc., Class A*	6,847	160,083
TransDigm Group, Inc.	8,053	427,131
United Technologies Corp.	155,182	11,422,947

		37,946,339

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	34,258	1,913,309
Expeditors International of Washington, Inc.	42,876	1,582,982
United Parcel Service, Inc., Class B	139,759	9,001,877
UTi Worldwide, Inc.	18,568	284,462

		12,782,630

Airlines (0.4%)
AMR Corp.*	67,109	611,363
Continental Airlines, Inc., Class B*	27,869	612,282
Copa Holdings S.A., Class A	6,098	370,758
Delta Air Lines, Inc.*	155,889	2,274,421
Southwest Airlines Co.	46,645	616,647

		4,485,471

Building Products (0.1%)
Armstrong World Industries, Inc.*	1,831	66,484
Lennox International, Inc.	9,368	415,190
Masco Corp.	34,175	530,396
Owens Corning, Inc.*	7,496	190,698

		1,202,768

Commercial Services & Supplies (0.6%)
Avery Dennison Corp.	4,226	153,869
Brink’s Co.	9,660	272,702
Cintas Corp.	4,809	135,085
Copart, Inc.*	13,527	481,561
Corrections Corp. of America*	2,563	50,901
Iron Mountain, Inc.	36,404	997,470
R.R. Donnelley & Sons Co.	10,657	227,527
Republic Services, Inc.	20,606	597,986
Stericycle, Inc.*	17,171	935,819
Waste Connections, Inc.*	11,863	402,867
Waste Management, Inc.	89,163	3,069,882

		7,325,669

Construction & Engineering (0.3%)
Aecom Technology Corp.*	19,026	539,768
Fluor Corp.	36,379	1,691,987
Jacobs Engineering Group, Inc.*	24,916	1,125,954
Shaw Group, Inc.*	13,677	470,762
URS Corp.*	2,122	105,273

		3,933,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.0%)
A123 Systems, Inc.*	3,800	$52,212
AMETEK, Inc.	21,688	899,185
Emerson Electric Co.	151,871	7,645,186
First Solar, Inc.*	10,366	1,271,390
Hubbell, Inc., Class B	1,373	69,240
Rockwell Automation, Inc.	2,912	164,120
Roper Industries, Inc.	15,673	906,526
SunPower Corp., Class A*	19,442	367,454
Thomas & Betts Corp.*	3,353	131,572

		11,506,885

Industrial Conglomerates (1.1%)
3M Co.	140,341	11,728,297
Carlisle Cos., Inc.	3,311	126,149
McDermott International, Inc.*	46,104	1,241,120

		13,095,566

Machinery (1.7%)
Bucyrus International, Inc.	3,453	227,863
Caterpillar, Inc.	60,795	3,820,966
Crane Co.	5,100	181,050
Cummins, Inc.	13,486	835,458
Danaher Corp.	32,469	2,594,598
Deere & Co.	21,147	1,257,401
Donaldson Co., Inc.	15,590	703,421
Dover Corp.	26,579	1,242,568
Flowserve Corp.	11,323	1,248,587
Graco, Inc.	5,516	176,512
Harsco Corp.	11,863	378,904
IDEX Corp.	9,576	316,966
Joy Global, Inc.	18,128	1,026,045
Navistar International Corp.*	12,695	567,847
PACCAR, Inc.	67,891	2,942,396
Pall Corp.	23,768	962,366
Pentair, Inc.	5,516	196,480
Snap-On, Inc.	3,145	136,304
Toro Co.	6,763	332,537
Valmont Industries, Inc.	4,268	353,518
WABCO Holdings, Inc.*	11,447	342,494
Wabtec Corp.	9,617	405,068

		20,249,349

Marine (0.0%)
Kirby Corp.*	2,188	83,472

Professional Services (0.3%)
Dun & Bradstreet Corp.	10,740	799,271
Equifax, Inc.	19,899	712,384
FTI Consulting, Inc.*	10,366	407,591
IHS, Inc., Class A*	9,617	514,221
Robert Half International, Inc.	30,805	937,396
Verisk Analytics, Inc., Class A*	14,791	417,106

		3,787,969

Road & Rail (0.5%)
Con-way, Inc.	3,228	113,367
J.B. Hunt Transport Services, Inc.	17,670	634,000
Kansas City Southern*	8,369	302,707
Landstar System, Inc.	10,366	435,165
Norfolk Southern Corp.	9,617	537,494
Union Pacific Corp.	54,074	3,963,624

		5,986,357

Trading Companies & Distributors (0.3%)
Fastenal Co.	26,704	1,281,525
GATX Corp.	4,060	116,319
MSC Industrial Direct Co., Class A	8,677	440,097
W.W. Grainger, Inc.	12,446	1,345,662
WESCO International, Inc.*	4,476	$155,362

		3,338,965

Total Industrials		125,725,184

Information Technology (32.1%)
Communications Equipment (4.2%)
Brocade Communications Systems, Inc.*	31,295	178,695
Ciena Corp.*	1,997	30,434
Cisco Systems, Inc.*	1,165,743	30,344,290
F5 Networks, Inc.*	15,840	974,318
Harris Corp.	20,939	994,393
JDS Uniphase Corp.*	22,187	278,003
Juniper Networks, Inc.*	105,709	3,243,152
Motorola, Inc.*	29,558	207,497
QUALCOMM, Inc.	334,539	14,047,293

		50,298,075

Computers & Peripherals (9.3%)
Apple, Inc.*	180,322	42,363,047
Dell, Inc.*	346,160	5,195,862
Diebold, Inc.	11,739	372,831
EMC Corp.*	42,252	762,226
Hewlett-Packard Co.	374,129	19,884,956
International Business Machines Corp.	267,130	34,259,422
NCR Corp.*	32,012	441,766
NetApp, Inc.*	67,226	2,188,879
QLogic Corp.*	24,017	487,545
SanDisk Corp.*	22,062	764,007
Seagate Technology*	89,454	1,633,430
Teradata Corp.*	28,451	821,949
Western Digital Corp.*	40,605	1,583,189

		110,759,109

Electronic Equipment, Instruments & Components (1.1%)
Agilent Technologies, Inc.*	69,347	2,384,843
Amphenol Corp., Class A	34,632	1,461,124
Arrow Electronics, Inc.*	9,992	301,059
Avnet, Inc.*	10,199	305,970
AVX Corp.	2,063	29,295
Corning, Inc.	268,153	5,419,372
Dolby Laboratories, Inc., Class A*	10,574	620,377
FLIR Systems, Inc.*	30,306	854,629
Itron, Inc.*	7,471	542,171
Jabil Circuit, Inc.	18,818	304,663
Molex, Inc.	2,230	46,518
National Instruments Corp.	11,447	381,757
Trimble Navigation Ltd.*	24,084	691,693
Vishay Intertechnology, Inc.*	7,953	81,359

		13,424,830

Internet Software & Services (3.1%)
Akamai Technologies, Inc.*	34,923	1,096,932
eBay, Inc.*	52,576	1,416,923
Equinix, Inc.*	7,721	751,562
Google, Inc., Class A*	48,492	27,495,449
IAC/InterActiveCorp*	8,411	191,266
Monster Worldwide, Inc.*	14,841	246,509
Sohu.com, Inc.*	6,098	332,951
VeriSign, Inc.*	38,941	1,012,855
WebMD Health Corp.*	10,917	506,331
Yahoo!, Inc.*	224,404	3,709,398

		36,760,176

IT Services (2.8%)
Alliance Data Systems Corp.*	10,740	687,253
Amdocs Ltd.*	5,558	167,351

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Automatic Data Processing, Inc.	101,400	$4,509,258
Broadridge Financial Solutions, Inc.	17,587	376,010
Cognizant Technology Solutions Corp., Class A*	59,007	3,008,177
Convergys Corp.*	2,479	30,392
DST Systems, Inc.	6,789	281,404
Fidelity National Information Services, Inc.	41,079	962,892
Fiserv, Inc.*	31,429	1,595,336
Genpact Ltd.*	12,554	210,531
Global Payments, Inc.	16,256	740,461
Hewitt Associates, Inc., Class A*	16,880	671,486
Lender Processing Services, Inc.	19,275	727,631
Mastercard, Inc., Class A	17,212	4,371,848
NeuStar, Inc., Class A*	14,550	366,660
Paychex, Inc.	64,980	1,994,886
SAIC, Inc.*	59,139	1,046,760
Total System Services, Inc.	23,501	368,026
Visa, Inc., Class A	90,827	8,267,982
Western Union Co.	141,655	2,402,469

		32,786,813

Office Electronics (0.1%)
Xerox Corp.	54,946	535,724
Zebra Technologies Corp., Class A*	10,907	322,847

		858,571

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	59,423	550,851
Altera Corp.	59,256	1,440,513
Analog Devices, Inc.	58,799	1,694,587
Broadcom Corp., Class A	99,237	3,292,684
Cree, Inc.*	20,903	1,467,809
Cypress Semiconductor Corp.*	28,451	327,187
Integrated Device Technology, Inc.*	7,038	43,143
Intel Corp.	696,434	15,502,621
International Rectifier Corp.*	6,431	147,270
Intersil Corp., Class A	12,179	179,762
Lam Research Corp.*	25,498	951,585
Linear Technology Corp.	44,915	1,270,196
Marvell Technology Group Ltd.*	93,597	1,907,507
Maxim Integrated Products, Inc.	51,678	1,002,036
MEMC Electronic Materials, Inc.*	45,164	692,364
Microchip Technology, Inc.	33,717	949,471
Micron Technology, Inc.*	30,115	312,895
National Semiconductor Corp.	46,312	669,208
Novellus Systems, Inc.*	11,847	296,175
NVIDIA Corp.*	110,351	1,917,900
ON Semiconductor Corp.*	84,937	679,496
Rambus, Inc.*	21,064	460,248
Silicon Laboratories, Inc.*	8,993	428,696
Teradyne, Inc.*	34,907	389,911
Texas Instruments, Inc.	257,331	6,296,890
Varian Semiconductor Equipment Associates, Inc.*	14,758	488,785
Xilinx, Inc.	55,363	1,411,757

		44,771,547

Software (7.7%)
Activision Blizzard, Inc.	65,645	791,679
Adobe Systems, Inc.*	105,834	3,743,349
ANSYS, Inc.*	17,712	764,096
Autodesk, Inc.*	31,180	917,316
BMC Software, Inc.*	37,319	1,418,122
CA, Inc.	61,253	1,437,608
Cadence Design Systems, Inc.*	53,200	354,312
Citrix Systems, Inc.*	36,529	1,734,032
Electronic Arts, Inc.*	65,229	$1,217,173
FactSet Research Systems, Inc.	8,469	621,370
Intuit, Inc.*	65,229	2,239,964
McAfee, Inc.*	31,346	1,257,915
MICROS Systems, Inc.*	16,214	533,116
Microsoft Corp.#	1,557,749	45,595,313
Novell, Inc.*	31,596	189,260
Nuance Communications, Inc.*	42,098	700,511
Oracle Corp.	772,531	19,846,321
Red Hat, Inc.*	38,151	1,116,680
Rovi Corp.*	14,093	523,273
Salesforce.com, Inc.*	21,896	1,630,157
Sybase, Inc.*	16,796	783,029
Symantec Corp.*	165,839	2,805,996
Synopsys, Inc.*	18,252	408,297
VMware, Inc., Class A*	10,366	552,508

		91,181,397

Total Information Technology		380,840,518

Materials (3.8%)
Chemicals (2.4%)
Air Products & Chemicals, Inc.	14,692	1,086,473
Albemarle Corp.	1,082	46,126
Ashland, Inc.	1,224	64,590
Celanese Corp., Class A	28,992	923,395
CF Industries Holdings, Inc.	8,178	745,670
E.I. du Pont de Nemours & Co.	60,421	2,250,078
Ecolab, Inc.	47,768	2,099,404
FMC Corp.	12,529	758,506
International Flavors & Fragrances, Inc.	14,966	713,429
Intrepid Potash, Inc.*	7,662	232,388
Lubrizol Corp.	11,905	1,091,927
Monsanto Co.	110,368	7,882,482
Mosaic Co.	31,970	1,942,817
Nalco Holding Co.	27,911	679,075
Praxair, Inc.	62,168	5,159,944
RPM International, Inc.	13,594	290,096
Scotts Miracle-Gro Co., Class A	8,993	416,825
Sigma-Aldrich Corp.	24,724	1,326,690
Terra Industries, Inc.	13,818	632,312
Valhi, Inc.	150	2,952

		28,345,179

Construction Materials (0.0%)
Eagle Materials, Inc.	8,744	232,066
Martin Marietta Materials, Inc.	3,436	287,078

		519,144

Containers & Packaging (0.3%)
Ball Corp.	12,362	659,883
Crown Holdings, Inc.*	32,303	870,889
Owens-Illinois, Inc.*	27,703	984,565
Packaging Corp. of America	1,980	48,728
Pactiv Corp.*	21,813	549,251

		3,113,316

Metals & Mining (1.1%)
Alcoa, Inc.	91,160	1,298,118
Cliffs Natural Resources, Inc.	2,579	182,980
Compass Minerals International, Inc.	3,519	282,329
Freeport-McMoRan Copper & Gold, Inc.	50,513	4,219,856
Newmont Mining Corp.	96,758	4,927,885
Royal Gold, Inc.	2,122	98,058
Schnitzer Steel Industries, Inc., Class A	3,453	181,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Copper Corp.	26,122	$827,284
Walter Energy, Inc.	10,699	987,197

		13,005,093

Total Materials		44,982,732

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	27,411	203,938
tw telecom, Inc.*	30,057	545,534
Windstream Corp.	40,880	445,183

		1,194,655

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A*	80,420	3,426,696
Crown Castle International Corp.*	21,064	805,277
Leap Wireless International, Inc.*	9,076	148,484
MetroPCS Communications, Inc.*	51,179	362,347
NII Holdings, Inc.*	1,789	74,530
SBA Communications Corp., Class A*	23,518	848,294

		5,665,628

Total Telecommunication Services		6,860,283

Utilities (0.8%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	20,898	480,654
DPL, Inc.	2,937	79,857
Exelon Corp.	11,614	508,809
FPL Group, Inc.	10,865	525,106
ITC Holdings Corp.	10,033	551,815
NV Energy, Inc.	20,149	248,437
PPL Corp.	75,969	2,105,101

		4,499,779

Gas Utilities (0.1%)
EQT Corp.	26,413	1,082,933

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	108,521	1,193,731
Calpine Corp.*	36,529	434,330
Constellation Energy Group, Inc.	31,055	1,090,341
Ormat Technologies, Inc.	3,935	110,731

		2,829,133

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	66,115	949,411
Integrys Energy Group, Inc.	3,353	158,865

		1,108,276

Water Utilities (0.0%)
American Water Works Co., Inc.	1,806	39,299

Total Utilities		9,559,420

Total Common Stocks (99.4%) (Cost $837,520,369)		1,179,177,660

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $5,830,958)	$5,830,958	$5,830,958

Total Investments (99.9%) (Cost/Amortized Cost $843,351,327)		1,185,008,618
Other Assets Less Liabilities (0.1%)		1,184,801

Net Assets (100%)		$1,186,193,419

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,679,080.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	57	June-10	$3,265,333	$3,320,820	$55,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$128,433,744	$—	$—	$128,433,744
Consumer Staples	186,818,492	—	—	186,818,492
Energy	46,253,801	—	—	46,253,801
Financials	61,351,436	—	—	61,351,436
Health Care	188,352,050	—	—	188,352,050
Industrials	125,725,184	—	—	125,725,184
Information Technology	380,840,518	—	—	380,840,518
Materials	44,982,732	—	—	44,982,732
Telecommunication Services	6,860,283	—	—	6,860,283
Utilities	9,559,420	—	—	9,559,420
Futures	55,487	—	—	55,487
Short-Term Investments	—	5,830,958	—	5,830,958

Total Assets	$1,179,233,147	$5,830,958	$—	$1,185,064,105

Total Liabilities	$—	$—	$—	$—

Total	$1,179,233,147	$5,830,958	$—	$1,185,064,105

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,046,582
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,525,445

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,547,968
Aggregate gross unrealized depreciation	(5,100,616)

Net unrealized appreciation	$333,447,352

Federal income tax cost of investments	$851,561,266

The Portfolio has a net capital loss carryforward of $423,070,161 of which $250,494,433 expires in the year 2010, $103,882,638 expires in the year 2011, and $68,693,090 expires in the year 2016.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.3%)
BorgWarner, Inc.*	20,304	$775,207
Gentex Corp.	27,070	525,699
Goodyear Tire & Rubber Co.*	45,390	573,730
Johnson Controls, Inc.	70,057	2,311,180
TRW Automotive Holdings Corp.*	3,783	108,118

		4,293,934

Automobiles (0.0%)
Thor Industries, Inc.	3,493	105,523

Distributors (0.0%)
LKQ Corp.*	26,330	534,499

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	24,953	1,529,369
Brink’s Home Security Holdings, Inc.*	8,634	367,377
Career Education Corp.*	12,707	402,050
DeVry, Inc.	11,712	763,622
Education Management Corp.*	2,700	59,130
H&R Block, Inc.	63,816	1,135,925
Hillenbrand, Inc.	4,458	98,032
ITT Educational Services, Inc.*	7,202	810,081
Strayer Education, Inc.	2,950	718,384
Weight Watchers International, Inc.	614	15,675

		5,899,645

Hotels, Restaurants & Leisure (2.6%)
Brinker International, Inc.	19,143	369,077
Burger King Holdings, Inc.	19,954	424,222
Carnival Corp.	36,493	1,418,848
Chipotle Mexican Grill, Inc.*	6,464	728,299
Choice Hotels International, Inc.	1,550	53,955
Darden Restaurants, Inc.	26,637	1,186,412
Hyatt Hotels Corp., Class A*	4,200	163,632
International Game Technology	46,310	854,419
Las Vegas Sands Corp.*	42,528	899,467
Marriott International, Inc., Class A	26,600	838,432
McDonald’s Corp.	410,250	27,371,880
MGM MIRAGE*	18,034	216,408
Panera Bread Co., Class A*	5,661	433,010
Royal Caribbean Cruises Ltd.*	6,664	219,845
Scientific Games Corp., Class A*	10,970	154,458
Starbucks Corp.*	140,404	3,407,605
Starwood Hotels & Resorts Worldwide, Inc.	5,704	266,035
Wendy’s/Arby’s Group, Inc., Class A	27,530	137,650
WMS Industries, Inc.*	10,568	443,222
Wyndham Worldwide Corp.	14,748	379,466
Yum! Brands, Inc.	88,414	3,388,909

		43,355,251

Household Durables (0.1%)
Garmin Ltd.	17,321	666,512
Harman International Industries, Inc.*	6,965	325,823
Leggett & Platt, Inc.	18,303	396,077
M.D.C. Holdings, Inc.	1,848	63,959
Newell Rubbermaid, Inc.	8,471	128,759
NVR, Inc.*	171	124,232
Pulte Group, Inc.*	7,224	81,270

		1,786,632

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	141,432	19,196,565
Expedia, Inc.	31,387	783,420
Netflix, Inc.*	8,142	$600,391
priceline.com, Inc.*	44,547	11,359,485

		31,939,861

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	14,028	536,992
Mattel, Inc.	52,260	1,188,392

		1,725,384

Media (1.4%)
Comcast Corp., Class A	34,194	643,531
CTC Media, Inc.	6,371	109,709
DIRECTV, Class A*	87,206	2,948,435
Discovery Communications, Inc., Class C*	49,159	1,445,766
Interactive Data Corp.	3,178	101,696
John Wiley & Sons, Inc., Class A	8,502	367,967
McGraw-Hill Cos., Inc.	59,661	2,126,915
Morningstar, Inc.*	4,177	200,872
Omnicom Group, Inc.	59,688	2,316,491
Regal Entertainment Group, Class A	7,791	136,888
Scripps Networks Interactive, Inc., Class A	9,832	436,049
Walt Disney Co.	348,145	12,153,742
Warner Music Group Corp.*	984	6,799

		22,994,860

Multiline Retail (0.8%)
Big Lots, Inc.*	1,742	63,443
Dollar General Corp.*	4,300	108,575
Dollar Tree, Inc.*	16,944	1,003,424
Family Dollar Stores, Inc.	26,368	965,332
Kohl’s Corp.*	54,415	2,980,854
Nordstrom, Inc.	31,822	1,299,929
Target Corp.	142,093	7,474,092

		13,895,649

Specialty Retail (1.8%)
Aaron’s, Inc.	9,000	300,060
Abercrombie & Fitch Co., Class A	8,192	373,883
Advance Auto Parts, Inc.	17,791	745,799
Aeropostale, Inc.*	19,296	556,304
American Eagle Outfitters, Inc.	32,017	592,955
AutoZone, Inc.*	5,690	984,882
Barnes & Noble, Inc.	1,438	31,090
Bed Bath & Beyond, Inc.*	50,268	2,199,728
Best Buy Co., Inc.	64,537	2,745,404
CarMax, Inc.*	29,408	738,729
Chico’s FAS, Inc.	31,235	450,409
Dick’s Sporting Goods, Inc.*	16,178	422,408
Foot Locker, Inc.	11,334	170,463
GameStop Corp., Class A*	27,876	610,763
Gap, Inc.	82,219	1,900,081
Guess?, Inc.	11,684	548,914
Home Depot, Inc.	18,528	599,381
Limited Brands, Inc.	33,241	818,393
Lowe’s Cos., Inc.	85,535	2,073,368
Office Depot, Inc.*	10,279	82,026
O’Reilly Automotive, Inc.*	25,509	1,063,980
Penske Automotive Group, Inc.*	2,572	37,088
PetSmart, Inc.	24,954	797,530
RadioShack Corp.	3,102	70,198
Ross Stores, Inc.	24,007	1,283,654
Sherwin-Williams Co.	15,901	1,076,180
Staples, Inc.	135,717	3,174,421
Tiffany & Co.	21,347	1,013,769
TJX Cos., Inc.	78,656	3,344,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Urban Outfitters, Inc.*	25,310	$962,539
Williams-Sonoma, Inc.	7,162	188,289

		29,957,141

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	60,187	2,378,590
Hanesbrands, Inc.*	18,276	508,438
NIKE, Inc., Class B	68,786	5,055,771
Phillips-Van Heusen Corp.	6,249	358,443
Polo Ralph Lauren Corp.	9,921	843,682
VF Corp.	3,707	297,116

		9,442,040

Total Consumer Discretionary		165,930,419

Consumer Staples (10.8%)
Beverages (2.5%)
Brown-Forman Corp., Class B	14,629	869,694
Coca-Cola Co.	344,903	18,969,665
Coca-Cola Enterprises, Inc.	49,311	1,363,942
Hansen Natural Corp.*	13,885	602,331
Molson Coors Brewing Co., Class B	1,362	57,286
PepsiCo, Inc.	306,825	20,299,542

		42,162,460

Food & Staples Retailing (2.7%)
BJ's Wholesale Club, Inc.*	1,816	67,174
Costco Wholesale Corp.	82,551	4,929,120
CVS Caremark Corp.	82,389	3,012,142
Kroger Co.	105,383	2,282,596
Sysco Corp.	111,844	3,299,398
Walgreen Co.	188,842	7,004,150
Wal-Mart Stores, Inc.	419,815	23,341,714
Whole Foods Market, Inc.*	20,231	731,350

		44,667,644

Food Products (1.2%)
Archer-Daniels-Midland Co.	69,112	1,997,337
Campbell Soup Co.	25,095	887,108
Dean Foods Co.*	33,873	531,468
Flowers Foods, Inc.	12,026	297,523
General Mills, Inc.	25,473	1,803,234
Green Mountain Coffee Roasters, Inc.*	7,006	678,321
H.J. Heinz Co.	48,289	2,202,461
Hershey Co.	16,829	720,450
Hormel Foods Corp.	1,287	54,067
Kellogg Co.	48,340	2,582,806
Kraft Foods, Inc., Class A	45,600	1,378,944
McCormick & Co., Inc. (Non - Voting)	24,437	937,403
Mead Johnson Nutrition Co., Class A	116,564	6,064,825
Sara Lee Corp.	32,370	450,914
Smithfield Foods, Inc.*	3,500	72,590

		20,659,451

Household Products (2.3%)
Church & Dwight Co., Inc.	13,206	884,142
Clorox Co.	23,139	1,484,135
Colgate-Palmolive Co.	94,948	8,095,266
Energizer Holdings, Inc.*	10,937	686,406
Kimberly-Clark Corp.	68,486	4,306,400
Procter & Gamble Co.	361,650	22,881,596

		38,337,945

Personal Products (0.3%)
Alberto-Culver Co.	13,630	356,425
Avon Products, Inc.	81,790	2,770,227
Estee Lauder Cos., Inc., Class A	20,804	1,349,555
Herbalife Ltd.	12,360	570,043
NBTY, Inc.*	6,970	$334,421

		5,380,671

Tobacco (1.8%)
Altria Group, Inc.	390,822	8,019,668
Lorillard, Inc.	26,222	1,972,943
Philip Morris International, Inc.	372,365	19,422,558

		29,415,169

Total Consumer Staples		180,623,340

Energy (3.9%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	9,512	329,400
Cameron International Corp.*	42,664	1,828,579
Diamond Offshore Drilling, Inc.	12,951	1,150,178
Dresser-Rand Group, Inc.*	15,166	476,516
Exterran Holdings, Inc.*	5,046	121,962
FMC Technologies, Inc.*	24,303	1,570,703
Helmerich & Payne, Inc.	6,203	236,210
Oceaneering International, Inc.*	11,172	709,310
Patterson-UTI Energy, Inc.	4,168	58,227
Pride International, Inc.*	15,235	458,726
Rowan Cos., Inc.*	3,770	109,745
Schlumberger Ltd.	102,378	6,496,908
Seahawk Drilling, Inc.*	1,016	19,152
Smith International, Inc.	27,928	1,195,877
Transocean Ltd.*	190,106	16,421,356

		31,182,849

Oil, Gas & Consumable Fuels (2.0%)
Alpha Natural Resources, Inc.*	25,011	1,247,799
CNX Gas Corp.*	5,128	195,120
Cobalt International Energy, Inc.*	2,200	29,920
Comstock Resources, Inc.*	682	21,688
Continental Resources, Inc.*	2,756	117,268
El Paso Corp.	36,633	397,102
EXCO Resources, Inc.	23,068	423,990
Exxon Mobil Corp.	237,598	15,914,314
Forest Oil Corp.*	7,715	199,201
Frontier Oil Corp.	15,895	214,583
Holly Corp.	8,930	249,236
Mariner Energy, Inc.*	17,108	256,107
Massey Energy Co.	15,334	801,815
Peabody Energy Corp.	52,997	2,421,963
Petrohawk Energy Corp.*	56,816	1,152,229
Plains Exploration & Production Co.*	14,201	425,888
Quicksilver Resources, Inc.*	21,233	298,748
Range Resources Corp.	4,320	202,478
Southwestern Energy Co.*	217,445	8,854,360
St. Mary Land & Exploration Co.	2,919	101,610
Teekay Corp.	2,080	47,299
Tesoro Corp.	8,153	113,327

		33,686,045

Total Energy		64,868,894

Financials (8.3%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	7,680	606,720
Ameriprise Financial, Inc.	4,554	206,569
Bank of New York Mellon Corp.	43,959	1,357,454
BlackRock, Inc.	2,015	438,786
Charles Schwab Corp.	181,536	3,392,908
Eaton Vance Corp.	21,926	735,398
Federated Investors, Inc., Class B	16,515	435,666
Franklin Resources, Inc.	12,739	1,412,755
GLG Partners, Inc.*	35,721	109,663
Goldman Sachs Group, Inc.	95,154	16,236,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Greenhill & Co., Inc.	3,858	$316,703
Invesco Ltd.	6,239	136,697
Investment Technology Group, Inc.*	708	11,817
Janus Capital Group, Inc.	31,256	446,648
Jefferies Group, Inc.	16,488	390,271
Lazard Ltd., Class A	14,941	533,394
Morgan Stanley	57,752	1,691,556
Northern Trust Corp.	44,835	2,477,582
SEI Investments Co.	22,773	500,323
State Street Corp.	49,682	2,242,645
T. Rowe Price Group, Inc.	48,955	2,689,098
TD Ameritrade Holding Corp.*	49,082	935,503
Waddell & Reed Financial, Inc., Class A	16,171	582,803

		37,887,086

Commercial Banks (2.6%)
BOK Financial Corp.	1,287	67,490
CapitalSource, Inc.	1,359	7,597
Commerce Bancshares, Inc./Missouri	2,850	117,249
ICICI Bank Ltd. (ADR)	109,211	4,663,310
U.S. Bancorp	541,580	14,016,090
Wells Fargo & Co.	802,606	24,977,099

		43,848,835

Consumer Finance (0.9%)
American Express Co.	338,941	13,984,706
AmeriCredit Corp.*	5,144	122,221
Capital One Financial Corp.	23,099	956,530
SLM Corp.*	19,020	238,130

		15,301,587

Diversified Financial Services (1.2%)
CME Group, Inc.	670	211,794
IntercontinentalExchange, Inc.*	13,692	1,535,968
JPMorgan Chase & Co.	343,909	15,389,928
Leucadia National Corp.*	16,282	403,956
Moody’s Corp.	35,244	1,048,509
MSCI, Inc., Class A*	20,327	733,805
NASDAQ OMX Group, Inc.*	12,522	264,465
NYSE Euronext	11,363	336,458

		19,924,883

Insurance (0.8%)
Aflac, Inc.	89,010	4,832,353
American International Group, Inc.*	7,611	259,840
Arthur J. Gallagher & Co.	17,471	428,913
Axis Capital Holdings Ltd.	7,098	221,884
Brown & Brown, Inc.	16,088	288,297
CNA Financial Corp.*	2,346	62,685
Endurance Specialty Holdings Ltd.	3,102	115,239
Erie Indemnity Co., Class A	3,863	166,611
Fidelity National Financial, Inc., Class A	3,206	47,513
Genworth Financial, Inc., Class A*	37,439	686,631
Hanover Insurance Group, Inc.	687	29,960
Lincoln National Corp.	18,530	568,871
Marsh & McLennan Cos., Inc.	7,336	179,145
Principal Financial Group, Inc.	58,386	1,705,455
Progressive Corp.	13,084	249,774
Prudential Financial, Inc.	44,624	2,699,752
Reinsurance Group of America, Inc.	1,060	55,671
Validus Holdings Ltd.	1,172	32,265
W.R. Berkley Corp.	8,275	215,895

		12,846,754

Real Estate Investment Trusts (REITs) (0.4%)
Alexandria Real Estate Equities, Inc. (REIT)	1,590	107,484
Digital Realty Trust, Inc. (REIT)	13,774	$746,551
Federal Realty Investment Trust (REIT)	1,477	107,540
HCP, Inc. (REIT)	20,904	689,832
Health Care REIT, Inc. (REIT)	11,386	514,989
Nationwide Health Properties, Inc. (REIT)	16,215	569,957
Plum Creek Timber Co., Inc. (REIT)	10,908	424,430
Public Storage (REIT)	25,860	2,378,861
Rayonier, Inc. (REIT)	6,732	305,835
Simon Property Group, Inc. (REIT)	19,313	1,620,361

		7,465,840

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	48,434	767,679
St. Joe Co.*	17,351	561,305

		1,328,984

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	3,772	141,299
Hudson City Bancorp, Inc.	45,154	639,381
TFS Financial Corp.	3,900	52,065

		832,745

Total Financials		139,436,714

Health Care (13.0%)
Biotechnology (2.6%)
Abraxis Bioscience, Inc.*	1,124	58,167
Alexion Pharmaceuticals, Inc.*	16,942	921,136
Amgen, Inc.*	191,231	11,427,965
Amylin Pharmaceuticals, Inc.*	26,334	592,252
Biogen Idec, Inc.*	51,961	2,980,483
BioMarin Pharmaceutical, Inc.*	18,810	439,590
Celgene Corp.*	87,554	5,424,846
Cephalon, Inc.*	13,665	926,214
Dendreon Corp.*	25,907	944,828
Genzyme Corp.*	51,623	2,675,620
Gilead Sciences, Inc.*	316,467	14,392,919
Myriad Genetics, Inc.*	17,924	431,072
OSI Pharmaceuticals, Inc.*	10,891	648,559
Talecris Biotherapeutics Holdings Corp.*	9,500	189,240
United Therapeutics Corp.*	9,574	529,729
Vertex Pharmaceuticals, Inc.*	36,793	1,503,730

		44,086,350

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	115,223	6,705,979
Beckman Coulter, Inc.	13,026	818,033
Becton, Dickinson and Co.	45,343	3,569,854
Boston Scientific Corp.*	100,740	727,343
C.R. Bard, Inc.	18,680	1,618,062
DENTSPLY International, Inc.	27,867	971,165
Edwards Lifesciences Corp.*	10,551	1,043,283
Gen-Probe, Inc.*	9,309	465,450
Hill-Rom Holdings, Inc.	4,717	128,350
Hologic, Inc.*	4,753	88,121
Hospira, Inc.*	30,170	1,709,130
IDEXX Laboratories, Inc.*	12,090	695,779
Intuitive Surgical, Inc.*	35,947	12,514,229
Inverness Medical Innovations, Inc.*	6,796	264,704
Kinetic Concepts, Inc.*	4,063	194,252
Medtronic, Inc.	212,647	9,575,494
ResMed, Inc.*	14,745	938,519
St. Jude Medical, Inc.*	63,276	2,597,480
Stryker Corp.	64,149	3,670,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Teleflex, Inc.	3,178	$203,614
Varian Medical Systems, Inc.*	24,308	1,344,962

		49,844,409

Health Care Providers & Services (1.5%)
Aetna, Inc.	18,061	634,122
AmerisourceBergen Corp.	49,219	1,423,414
CIGNA Corp.	3,345	122,360
Community Health Systems, Inc.*	8,708	321,586
Coventry Health Care, Inc.*	9,074	224,309
DaVita, Inc.*	19,434	1,232,116
Emdeon, Inc., Class A*	3,900	64,428
Express Scripts, Inc.*	52,308	5,322,862
Health Management Associates, Inc., Class A*	46,283	398,034
Henry Schein, Inc.*	16,967	999,356
Humana, Inc.*	11,668	545,712
Laboratory Corp. of America Holdings*	20,397	1,544,257
Lincare Holdings, Inc.*	11,233	504,137
McKesson Corp.	24,963	1,640,568
Medco Health Solutions, Inc.*	91,879	5,931,708
MEDNAX, Inc.*	2,770	161,186
Omnicare, Inc.	9,410	266,209
Patterson Cos., Inc.	18,852	585,355
Quest Diagnostics, Inc.	29,942	1,745,319
Tenet Healthcare Corp.*	64,198	367,213
Universal Health Services, Inc., Class B	1,212	42,529
VCA Antech, Inc.*	15,923	446,322
WellPoint, Inc.*	5,772	371,601

		24,894,703

Health Care Technology (0.1%)
Allscripts-Misys Healthcare Solutions, Inc.*	11,723	229,302
Cerner Corp.*	12,979	1,103,994

		1,333,296

Life Sciences Tools & Services (0.5%)
Bio-Rad Laboratories, Inc., Class A*	3,631	375,881
Charles River Laboratories International, Inc.*	8,253	324,426
Covance, Inc.*	12,179	747,669
Illumina, Inc.*	23,975	932,628
Life Technologies Corp.*	29,064	1,519,175
Mettler-Toledo International, Inc.*	7,009	765,383
Millipore Corp.*	10,393	1,097,501
PerkinElmer, Inc.	4,738	113,238
Pharmaceutical Product Development, Inc.	21,192	503,310
Techne Corp.	6,877	437,996
Thermo Fisher Scientific, Inc.*	6,359	327,107
Waters Corp.*	18,647	1,259,418

		8,403,732

Pharmaceuticals (5.3%)
Abbott Laboratories, Inc.	293,198	15,445,671
Allergan, Inc.	58,050	3,791,826
Bristol-Myers Squibb Co.	177,663	4,743,602
Eli Lilly and Co.	99,047	3,587,482
Johnson & Johnson	578,570	37,722,764
Merck & Co., Inc.	573,933	21,436,397
Mylan, Inc.*	40,944	929,838
Perrigo Co.	15,536	912,274
Valeant Pharmaceuticals International*	12,782	$548,476

		89,118,330

Total Health Care		217,680,820

Industrials (10.4%)
Aerospace & Defense (3.6%)
Alliant Techsystems, Inc.*	6,185	502,840
BE Aerospace, Inc.*	8,785	267,503
Boeing Co.	10,913	792,393
General Dynamics Corp.	187,932	14,508,350
Goodrich Corp.	186,080	13,122,362
Honeywell International, Inc.	141,786	6,418,652
ITT Corp.	3,409	182,756
Lockheed Martin Corp.	58,138	4,838,244
Northrop Grumman Corp.	5,717	374,864
Precision Castparts Corp.	26,815	3,397,729
Raytheon Co.	57,958	3,310,561
Rockwell Collins, Inc.	29,764	1,862,929
Spirit AeroSystems Holdings, Inc., Class A*	6,354	148,557
TransDigm Group, Inc.	7,488	397,164
United Technologies Corp.	145,247	10,691,632

		60,816,536

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	32,609	1,821,213
Expeditors International of Washington, Inc.	39,858	1,471,557
FedEx Corp.	119,201	11,133,373
United Parcel Service, Inc., Class B	130,445	8,401,963
UTi Worldwide, Inc.	19,144	293,286

		23,121,392

Airlines (0.3%)
AMR Corp.*	67,135	611,600
Continental Airlines, Inc., Class B*	25,942	569,946
Copa Holdings S.A., Class A	5,636	342,669
Delta Air Lines, Inc.*	145,136	2,117,534
Southwest Airlines Co.	43,412	573,906

		4,215,655

Building Products (0.1%)
Armstrong World Industries, Inc.*	1,699	61,691
Lennox International, Inc.	9,053	401,229
Masco Corp.	31,764	492,977
Owens Corning, Inc.*	7,035	178,970

		1,134,867

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,934	143,237
Brink’s Co.	8,558	241,592
Cintas Corp.	4,463	125,366
Copart, Inc.*	12,523	445,819
Corrections Corp. of America*	2,447	48,597
Iron Mountain, Inc.	33,867	927,956
KAR Auction Services, Inc.*	1,100	16,566
R.R. Donnelley & Sons Co.	9,908	211,536
Republic Services, Inc.	19,195	557,039
Stericycle, Inc.*	16,544	901,648
Waste Connections, Inc.*	11,043	375,020
Waste Management, Inc.	84,522	2,910,092

		6,904,468

Construction & Engineering (0.2%)
Aecom Technology Corp.*	17,251	489,411
Fluor Corp.	34,489	1,604,083
Jacobs Engineering Group, Inc.*	23,501	1,062,010
Shaw Group, Inc.*	12,797	440,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	1,501	$74,465

		3,670,442

Electrical Equipment (0.6%)
A123 Systems, Inc.*	5,600	76,944
AMETEK, Inc.	20,153	835,543
Emerson Electric Co.	142,525	7,174,709
First Solar, Inc.*	9,653	1,183,940
Hubbell, Inc., Class B	1,265	63,794
Rockwell Automation, Inc.	2,690	151,608
Roper Industries, Inc.	14,576	843,076
SunPower Corp., Class A*	18,101	342,109
Thomas & Betts Corp.*	3,178	124,705

		10,796,428

Industrial Conglomerates (0.7%)
3M Co.	131,447	10,985,026
Carlisle Cos., Inc.	3,119	118,834
McDermott International, Inc.*	42,928	1,155,621

		12,259,481

Machinery (1.2%)
Bucyrus International, Inc.	3,771	248,848
Caterpillar, Inc.	57,393	3,607,150
Crane Co.	4,766	169,193
Cummins, Inc.	12,520	775,614
Danaher Corp.	30,520	2,438,853
Deere & Co.	19,663	1,169,162
Donaldson Co., Inc.	15,278	689,343
Dover Corp.	24,765	1,157,764
Flowserve Corp.	10,514	1,159,379
Graco, Inc.	5,114	163,648
Harsco Corp.	14,397	459,840
IDEX Corp.	8,965	296,742
Joy Global, Inc.	17,626	997,632
Navistar International Corp.*	12,799	572,499
PACCAR, Inc.	64,406	2,791,356
Pall Corp.	21,722	879,524
Pentair, Inc.	5,144	183,229
Snap-On, Inc.	2,951	127,896
Toro Co.	7,279	357,909
Valmont Industries, Inc.	5,246	434,526
WABCO Holdings, Inc.*	11,821	353,684
Wabtec Corp.	9,000	379,080

		19,412,871

Marine (0.0%)
Kirby Corp.*	2,065	78,780

Professional Services (0.2%)
Dun & Bradstreet Corp.	9,999	744,126
Equifax, Inc.	18,508	662,586
FTI Consulting, Inc.*	9,654	379,595
IHS, Inc., Class A*	8,984	480,375
Robert Half International, Inc.	28,695	873,189
Verisk Analytics, Inc., Class A*	13,900	391,980

		3,531,851

Road & Rail (1.5%)
Con-way, Inc.	2,872	100,865
J.B. Hunt Transport Services, Inc.	16,429	589,473
Kansas City Southern*	7,805	282,307
Landstar System, Inc.	11,182	469,420
Norfolk Southern Corp.	8,159	456,006
Union Pacific Corp.	326,473	23,930,471

		25,828,542

Trading Companies & Distributors (0.2%)
Fastenal Co.	24,852	1,192,648
GATX Corp.	3,802	108,927
MSC Industrial Direct Co., Class A	8,433	$427,722
W.W. Grainger, Inc.	11,520	1,245,542
WESCO International, Inc.*	4,172	144,810

		3,119,649

Total Industrials		174,890,962

Information Technology (26.5%)
Communications Equipment (3.5%)
Brocade Communications Systems, Inc.*	30,667	175,108
Ciena Corp.*	1,862	28,377
Cisco Systems, Inc.*	1,545,764	40,236,237
F5 Networks, Inc.*	15,468	951,437
Harris Corp.	19,489	925,533
JDS Uniphase Corp.*	20,632	258,519
Juniper Networks, Inc.*	99,865	3,063,858
Motorola, Inc.*	21,230	149,035
QUALCOMM, Inc.	311,375	13,074,636

		58,862,740

Computers & Peripherals (7.7%)
Apple, Inc.*	278,941	65,531,609
Dell, Inc.*	326,655	4,903,092
Diebold, Inc.	10,617	337,196
EMC Corp.*	39,311	709,170
Hewlett-Packard Co.	350,819	18,646,030
International Business Machines Corp.	251,082	32,201,266
NCR Corp.*	32,682	451,012
NetApp, Inc.*	63,720	2,074,723
QLogic Corp.*	22,311	452,913
SanDisk Corp.*	19,463	674,004
Seagate Technology*	82,333	1,503,401
Teradata Corp.*	28,064	810,769
Western Digital Corp.*	37,691	1,469,572

		129,764,757

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	65,048	2,237,001
Amphenol Corp., Class A	32,230	1,359,784
Arrow Electronics, Inc.*	9,288	279,847
Avnet, Inc.*	9,496	284,880
AVX Corp.	4,128	58,618
Corning, Inc.	250,393	5,060,442
Dolby Laboratories, Inc., Class A*	9,533	559,301
FLIR Systems, Inc.*	29,278	825,640
Itron, Inc.*	6,961	505,160
Jabil Circuit, Inc.	17,594	284,847
Molex, Inc.	2,130	44,432
National Instruments Corp	11,635	388,027
Trimble Navigation Ltd.*	22,796	654,701
Vishay Intertechnology, Inc.*	7,488	76,602

		12,619,282

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	32,425	1,018,469
Baidu, Inc. (ADR)*	18,766	11,203,302
eBay, Inc.*	48,897	1,317,774
Equinix, Inc.*	7,151	696,078
Google, Inc., Class A*	70,639	40,053,020
IAC/InterActiveCorp*	6,019	136,872
Monster Worldwide, Inc.*	13,885	230,630
Sohu.com, Inc.*	6,318	344,963
VeriSign, Inc.*	36,135	939,871
WebMD Health Corp.*	10,300	477,714
Yahoo!, Inc.*	211,651	3,498,591

		59,917,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (3.3%)
Alliance Data Systems Corp.*	10,270	$657,177
Amdocs Ltd.*	5,139	154,735
Automatic Data Processing, Inc.	95,307	4,238,302
Broadridge Financial Solutions, Inc.	16,341	349,371
Cognizant Technology Solutions Corp., Class A*	55,951	2,852,382
Convergys Corp.*	4,600	56,396
DST Systems, Inc.	5,992	248,368
Fidelity National Information Services, Inc.	39,683	930,170
Fiserv, Inc.*	29,246	1,484,527
Genpact Ltd.*	11,717	196,494
Global Payments, Inc.	15,075	686,666
Hewitt Associates, Inc., Class A*	15,676	623,591
Lender Processing Services, Inc.	17,943	677,348
Mastercard, Inc., Class A	65,753	16,701,262
NeuStar, Inc., Class A*	13,568	341,914
Paychex, Inc.	60,386	1,853,850
SAIC, Inc.*	55,614	984,368
Total System Services, Inc.	21,922	343,299
Visa, Inc., Class A	210,281	19,141,879
Western Union Co.	134,305	2,277,813

		54,799,912

Office Electronics (0.0%)
Xerox Corp.	53,100	517,725
Zebra Technologies Corp., Class A*	9,851	291,590

		809,315

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*	55,278	512,427
Altera Corp.	55,196	1,341,815
Analog Devices, Inc.	55,273	1,592,968
Broadcom Corp., Class A	93,183	3,091,812
Cree, Inc.*	19,821	1,391,831
Cypress Semiconductor Corp.*	25,626	294,699
Integrated Device Technology, Inc.*	10,310	63,200
Intel Corp.	649,266	14,452,661
International Rectifier Corp.*	6,008	137,583
Intersil Corp., Class A	11,394	168,175
Lam Research Corp.*	23,733	885,716
Linear Technology Corp.	41,732	1,180,181
Marvell Technology Group Ltd.*	86,105	1,754,820
Maxim Integrated Products, Inc.	48,026	931,224
MEMC Electronic Materials, Inc.*	43,084	660,478
Microchip Technology, Inc.	31,288	881,070
Micron Technology, Inc.*	30,841	320,438
National Semiconductor Corp.	42,339	611,799
Novellus Systems, Inc.*	11,102	277,550
NVIDIA Corp.*	102,583	1,782,892
ON Semiconductor Corp.*	82,354	658,832
Rambus, Inc.*	19,648	429,309
Silicon Laboratories, Inc.*	8,416	401,191
Teradyne, Inc.*	32,480	362,802
Texas Instruments, Inc.	242,622	5,936,960
Varian Semiconductor Equipment Associates, Inc.*	14,011	464,044
Xilinx, Inc.	51,569	1,315,009

		41,901,486

Software (5.1%)
Activision Blizzard, Inc.	61,037	736,106
Adobe Systems, Inc.*	100,097	3,540,431
ANSYS, Inc.*	16,489	711,335
Autodesk, Inc.*	29,028	854,004
BMC Software, Inc.*	35,527	1,350,026
CA, Inc.	56,978	$1,337,274
Cadence Design Systems, Inc.*	55,462	369,377
Citrix Systems, Inc.*	33,978	1,612,936
Electronic Arts, Inc.*	61,273	1,143,354
FactSet Research Systems, Inc.	7,982	585,639
Intuit, Inc.*	61,253	2,103,428
McAfee, Inc.*	29,207	1,172,077
MICROS Systems, Inc.*	16,527	543,408
Microsoft Corp.	1,461,491	42,777,842
Novell, Inc.*	34,841	208,698
Nuance Communications, Inc.*	37,599	625,647
Oracle Corp.	722,660	18,565,135
Red Hat, Inc.*	35,455	1,037,768
Rovi Corp.*	13,160	488,631
Salesforce.com, Inc.*	20,316	1,512,526
Sybase, Inc.*	15,656	729,883
Symantec Corp.*	155,796	2,636,068
Synopsys, Inc.*	16,942	378,992
VMware, Inc., Class A*	9,614	512,426

		85,533,011

Total Information Technology		444,207,787

Materials (6.2%)
Chemicals (4.2%)
Air Products & Chemicals, Inc.	13,600	1,005,720
Albemarle Corp.	973	41,479
Ashland, Inc.	1,362	71,873
Celanese Corp., Class A	28,776	916,515
CF Industries Holdings, Inc.	7,965	726,249
Dow Chemical Co.	947,619	28,021,094
E.I. du Pont de Nemours & Co.	54,892	2,044,178
Ecolab, Inc.	44,848	1,971,069
FMC Corp.	11,618	703,354
International Flavors & Fragrances, Inc.	14,301	681,729
Intrepid Potash, Inc.*	8,499	257,775
Lubrizol Corp.	11,043	1,012,864
Monsanto Co.	103,493	7,391,470
Mosaic Co.	29,705	1,805,173
Nalco Holding Co.	25,955	631,485
Potash Corp. of Saskatchewan, Inc.	49,594	5,919,044
Praxair, Inc.	191,937	15,930,771
RPM International, Inc.	12,707	271,167
Scotts Miracle-Gro Co., Class A	8,371	387,996
Sigma-Aldrich Corp.	22,936	1,230,746
Terra Industries, Inc.	12,837	587,421
Valhi, Inc.	152	2,991

		71,612,163

Construction Materials (0.0%)
Eagle Materials, Inc.	8,227	218,344
Martin Marietta Materials, Inc.	3,212	268,363

		486,707

Containers & Packaging (0.2%)
Ball Corp.	13,746	733,762
Crown Holdings, Inc.*	34,431	928,260
Owens-Illinois, Inc.*	25,732	914,515
Packaging Corp. of America	1,907	46,931
Pactiv Corp.*	21,470	540,615

		3,164,083

Metals & Mining (1.8%)
Alcoa, Inc.	84,710	1,206,270
BHP Billiton plc (ADR)	250,522	17,143,221
Cliffs Natural Resources, Inc.	3,571	253,363
Compass Minerals International, Inc.	3,254	261,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Freeport-McMoRan Copper & Gold, Inc.	48,542	$4,055,199
Newmont Mining Corp.	90,014	4,584,413
Royal Gold, Inc.	1,967	90,895
Schnitzer Steel Industries, Inc., Class A	4,978	261,494
Southern Copper Corp.	27,752	878,906
Walter Energy, Inc.	11,131	1,027,057

		29,761,886

Total Materials		105,024,839

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	50,205	373,525
Windstream Corp.	40,801	444,323

		817,848

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	75,895	3,233,886
Crown Castle International Corp.*	19,648	751,143
Leap Wireless International, Inc.*	9,208	150,643
MetroPCS Communications, Inc.*	46,454	328,894
NII Holdings, Inc.*	1,645	68,531
SBA Communications Corp., Class A*	22,783	821,783

		5,354,880

Total Telecommunication Services		6,172,728

Utilities (0.5%)
Electric Utilities (0.2%)
Allegheny Energy, Inc.	19,462	447,626
DPL, Inc.	2,774	75,425
Exelon Corp.	9,150	400,861
FPL Group, Inc.	8,735	422,163
ITC Holdings Corp.	9,379	515,845
NV Energy, Inc.	14,481	178,551
PPL Corp.	71,496	1,981,154

		4,021,625

Gas Utilities (0.1%)
EQT Corp.	25,996	1,065,836

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	100,896	1,109,856
Calpine Corp.*	34,054	404,902
Constellation Energy Group, Inc.	28,880	1,013,977
Ormat Technologies, Inc.	3,707	104,315

		2,633,050

Multi-Utilities (0.1%)
CenterPoint Energy, Inc.	61,764	886,931
Integrys Energy Group, Inc.	3,178	150,573

		1,037,504

Total Utilities		8,758,015

Total Common Stocks (89.9%) (Cost $1,124,967,748)		1,507,594,518

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(8.9%)
iShares Morningstar Large Core Index Fund	16,923	1,135,703
iShares Morningstar Large Growth Index Fund	804,865	48,493,116
iShares Morningstar Large Value Index Fund	162,568	$9,121,690
iShares NYSE 100 Index Fund	11,194	641,528
iShares Russell 1000 Growth Index Fund	651,618	33,851,555
iShares Russell 1000 Index Fund	42,225	2,728,580
iShares Russell 1000 Value Index Fund	49,890	3,046,782
iShares S&P 100 Index Fund	4,487	240,413
iShares S&P 500 Growth Index Fund.	743,650	44,559,508
iShares S&P 500 Index Fund	17,879	2,097,922
iShares S&P 500 Value Index Fund	72,004	4,065,346

Total Investment Companies (8.9%) (Cost $120,876,697)		149,982,143

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $14,508,627)	$14,508,627	14,508,627

Total Investments (99.7%) (Cost/Amortized Cost $1,260,353,072)		1,672,085,288
Other Assets Less Liabilities (0.3%)		5,576,597

Net Assets (100%)		$1,677,661,885

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	55	June-10	$2,121,465	$2,151,325	$29,860
S&P 500 E-Mini Index	149	June-10	8,540,858	8,680,740	139,882

					$169,742

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$165,930,419	$—	$—	$165,930,419
Consumer Staples	180,623,340	—	—	180,623,340
Energy	64,868,894	—	—	64,868,894
Financials	139,436,714	—	—	139,436,714
Health Care	217,680,820	—	—	217,680,820
Industrials	174,890,962	—	—	174,890,962
Information Technology	444,207,787	—	—	444,207,787
Materials	105,024,839	—	—	105,024,839
Telecommunication Services	6,172,728	—	—	6,172,728
Utilities	8,758,015	—	—	8,758,015
Futures	169,742	—	—	169,742
Investment Companies
Exchange Traded Funds (ETFs)	149,982,143	—	—	149,982,143
Short-Term Investments	—	14,508,627	—	14,508,627

Total Assets	$1,657,746,403	$14,508,627	$—	$1,672,255,030

Total Liabilities	$—	$—	$—	$—

Total	$1,657,746,403	$14,508,627	$—	$1,672,255,030

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$122,248,784
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$130,258,620

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,671,975
Aggregate gross unrealized depreciation	(8,425,096)

Net unrealized appreciation	$336,246,879

Federal income tax cost of investments	$1,335,838,409

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The Portfolio has a net capital loss carryforward of $1,104,720,226 of which $430,153,032 expires in the year 2010, $51,610,054 expires in the year 2011, $58,268,818 expires in the year 2016, and $564,688,322 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.3%)
Autoliv, Inc.*	1,954	$100,689
BorgWarner, Inc.*	194	7,407
Federal Mogul Corp.*	278	5,104
Johnson Controls, Inc.	7,026	231,788
TRW Automotive Holdings Corp.*	900	25,722

		370,710

Automobiles (0.8%)
Ford Motor Co.*	75,281	946,282
Harley-Davidson, Inc.	5,257	147,564
Motors Liquidation Co.*	1,950	1,114
Thor Industries, Inc.	410	12,386

		1,107,346

Distributors (0.1%)
Genuine Parts Co.	3,601	152,106

Diversified Consumer Services (0.1%)
Career Education Corp.*	65	2,057
Education Management Corp.*	300	6,570
Hillenbrand, Inc.	827	18,186
Service Corp. International	5,375	49,342
Weight Watchers International, Inc.	644	16,441

		92,596

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*	1,185	11,708
Carnival Corp.	5,514	214,384
Choice Hotels International, Inc.	494	17,196
Hyatt Hotels Corp., Class A*	400	15,584
International Game Technology	1,091	20,129
International Speedway Corp., Class A	599	15,436
Las Vegas Sands Corp.*	1,596	33,755
Marriott International, Inc., Class A	3,617	114,008
MGM MIRAGE*	2,252	27,024
Penn National Gaming, Inc.*	1,480	41,144
Royal Caribbean Cruises Ltd.*	2,040	67,300
Starwood Hotels & Resorts Worldwide, Inc.	3,574	166,691
Wendy’s/Arby’s Group, Inc., Class A	4,731	23,655
Wyndham Worldwide Corp.	2,183	56,169
Wynn Resorts Ltd.	1,512	114,655

		938,838

Household Durables (0.9%)
D.R. Horton, Inc.	6,450	81,270
Fortune Brands, Inc.	3,449	167,311
Garmin Ltd.	470	18,086
Harman International Industries, Inc.*	762	35,646
Jarden Corp.	2,065	68,744
KB Home	1,557	26,080
Leggett & Platt, Inc.	1,252	27,093
Lennar Corp., Class A	3,722	64,056
M.D.C. Holdings, Inc.	502	17,374
Mohawk Industries, Inc.*	1,280	69,606
Newell Rubbermaid, Inc.	5,368	81,593
NVR, Inc.*	126	91,539
Pulte Group, Inc.*	7,039	79,189
Stanley Black & Decker, Inc.	3,551	203,863
Toll Brothers, Inc.*	3,237	67,330
Whirlpool Corp.	1,657	144,573

		1,243,353

Internet & Catalog Retail (0.2%)
Expedia, Inc.	393	9,810
Liberty Media Corp. - Interactive, Class A*	13,381	$204,863

		214,673

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,131	43,295
Mattel, Inc.	1,975	44,911

		88,206

Media (5.1%)
Cablevision Systems Corp. - New York Group, Class A	5,380	129,873
CBS Corp., Class B	13,653	190,323
Central European Media Enterprises Ltd., Class A*	747	21,895
Clear Channel Outdoor Holdings, Inc., Class A*	838	8,891
Comcast Corp., Class A	60,408	1,136,879
DIRECTV, Class A*	11,925	403,184
Discovery Communications, Inc., Class C*	451	13,264
DISH Network Corp., Class A	4,484	93,357
DreamWorks Animation SKG, Inc., Class A*	1,586	62,473
Gannett Co., Inc.	5,414	89,439
Interactive Data Corp.	425	13,600
Interpublic Group of Cos., Inc.*	11,186	93,067
Lamar Advertising Co., Class A*	1,252	43,006
Liberty Global, Inc., Class A*	6,056	176,593
Liberty Media Corp. - Starz*	1,162	63,538
Liberty Media Corp., Capital Series, Class A*	1,770	64,375
Madison Square Garden, Inc., Class A*	1,345	29,227
Meredith Corp.	724	24,913
New York Times Co., Class A*	2,056	22,883
News Corp., Class A	52,124	751,107
Regal Entertainment Group, Class A	865	15,198
Scripps Networks Interactive, Inc., Class A	808	35,835
Time Warner Cable, Inc.	8,046	428,932
Time Warner, Inc.	27,384	856,298
Viacom, Inc., Class B*	12,459	428,340
Virgin Media, Inc.	6,599	113,899
Walt Disney Co.	43,065	1,503,399
Warner Music Group Corp.*	889	6,143
Washington Post Co., Class B	144	63,962

		6,883,893

Multiline Retail (0.5%)
Big Lots, Inc.*	1,741	63,407
Dollar General Corp.*	400	10,100
J.C. Penney Co., Inc.	5,108	164,325
Kohl’s Corp.*	419	22,953
Macy’s, Inc.	9,634	209,732
Sears Holdings Corp.*	1,191	129,140

		599,657

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	1,020	46,553
AutoNation, Inc.*	1,372	24,806
Barnes & Noble, Inc.	583	12,604
CarMax, Inc.*	1,367	34,339
Chico’s FAS, Inc.	400	5,768
Foot Locker, Inc.	1,881	28,290
GameStop Corp., Class A*	448	9,816
Gap, Inc.	1,187	27,432

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc.	35,974	$1,163,759
Limited Brands, Inc.	1,864	45,892
Lowe’s Cos., Inc.	23,104	560,041
Office Depot, Inc.*	4,801	38,312
Penske Automotive Group, Inc.*	570	8,219
RadioShack Corp.	2,622	59,336
Sherwin-Williams Co.	300	20,304
Signet Jewelers Ltd.*	2,008	64,939
Tiffany & Co.	197	9,355
Williams-Sonoma, Inc.	1,200	31,548

		2,191,313

Textiles, Apparel & Luxury Goods (0.1%)
Phillips-Van Heusen Corp.	380	21,797
Polo Ralph Lauren Corp.	91	7,738
VF Corp.	1,572	125,996

		155,531

Total Consumer Discretionary		14,038,222

Consumer Staples (5.4%)
Beverages (0.8%)
Brown-Forman Corp., Class B	342	20,332
Central European Distribution Corp.*	1,378	48,244
Coca-Cola Co.	11,317	622,435
Coca-Cola Enterprises, Inc.	1,030	28,490
Constellation Brands, Inc., Class A*	4,240	69,705
Dr. Pepper Snapple Group, Inc.	5,723	201,278
Molson Coors Brewing Co., Class B	2,710	113,983

		1,104,467

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	961	35,547
CVS Caremark Corp.	23,119	845,231
Kroger Co.	2,267	49,103
Rite Aid Corp.*	12,512	18,768
Safeway, Inc.	8,794	218,619
SUPERVALU, Inc.	4,713	78,613
Whole Foods Market, Inc.*	557	20,135

		1,266,016

Food Products (2.3%)
Archer-Daniels-Midland Co.	6,344	183,342
Bunge Ltd.	3,072	189,327
Campbell Soup Co.	1,437	50,798
ConAgra Foods, Inc.	10,131	253,984
Corn Products International, Inc.	1,635	56,669
Del Monte Foods Co.	4,271	62,357
Flowers Foods, Inc.	332	8,214
General Mills, Inc.	4,434	313,883
H.J. Heinz Co.	1,354	61,756
Hershey Co.	1,479	63,316
Hormel Foods Corp.	1,394	58,562
J.M. Smucker Co.	2,721	163,967
Kraft Foods, Inc., Class A	33,685	1,018,634
Mead Johnson Nutrition Co., Class A	2,374	123,519
Ralcorp Holdings, Inc.*	1,284	87,030
Sara Lee Corp.	12,202	169,974
Smithfield Foods, Inc.*	2,803	58,134
Tyson Foods, Inc., Class A	6,822	130,641

		3,054,107

Household Products (1.2%)
Clorox Co.	360	23,090
Energizer Holdings, Inc.*	242	15,188
Kimberly-Clark Corp.	1,263	79,417
Procter & Gamble Co.	22,902	1,449,010

		1,566,705

Personal Products (0.0%)
Alberto-Culver Co.	304	$7,950
NBTY, Inc.*	388	18,616

		26,566

Tobacco (0.2%)
Lorillard, Inc.	441	33,181
Reynolds American, Inc.	3,792	204,692

		237,873

Total Consumer Staples		7,255,734

Energy (17.3%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	181	6,268
Baker Hughes, Inc.	7,012	328,442
BJ Services Co.	6,540	139,956
Cameron International Corp.*	400	17,144
Exterran Holdings, Inc.*	718	17,354
Halliburton Co.	20,573	619,864
Helix Energy Solutions Group, Inc.*	2,183	28,445
Helmerich & Payne, Inc.	1,621	61,728
Nabors Industries Ltd.*	6,443	126,476
National Oilwell Varco, Inc.	9,566	388,188
Oil States International, Inc.*	1,089	49,375
Patterson-UTI Energy, Inc.	2,809	39,242
Pride International, Inc.*	2,016	60,702
Rowan Cos., Inc.*	2,166	63,052
Schlumberger Ltd.	14,893	945,110
SEACOR Holdings, Inc.*	538	43,395
Seahawk Drilling, Inc.*	95	1,791
Smith International, Inc.	2,275	97,416
Superior Energy Services, Inc.*	1,666	35,019
Tidewater, Inc.	1,164	55,022
Unit Corp.*	862	36,445

		3,160,434

Oil, Gas & Consumable Fuels (14.9%)
Anadarko Petroleum Corp.	11,404	830,553
Apache Corp.	7,638	775,257
Arch Coal, Inc.	3,794	86,693
Cabot Oil & Gas Corp.	2,334	85,891
Chesapeake Energy Corp.	14,153	334,577
Chevron Corp.	45,557	3,454,587
Cimarex Energy Co.	1,927	114,425
Cobalt International Energy, Inc.*	1,000	13,600
Comstock Resources, Inc.*	952	30,274
Concho Resources, Inc.*	1,889	95,130
ConocoPhillips	33,642	1,721,461
Continental Resources, Inc.*	367	15,616
Denbury Resources, Inc.*	8,884	149,873
Devon Energy Corp.	10,094	650,356
El Paso Corp.	11,272	122,188
EOG Resources, Inc.	5,711	530,780
EXCO Resources, Inc.	309	5,679
Exxon Mobil Corp.	82,248	5,508,971
Forest Oil Corp.*	1,496	38,627
Frontier Oil Corp.	483	6,521
Frontline Ltd.	1,081	33,111
Hess Corp.	6,701	419,148
Marathon Oil Corp.	16,283	515,194
Mariner Energy, Inc.*	272	4,072
Massey Energy Co.	412	21,543
Murphy Oil Corp.	4,298	241,505
Newfield Exploration Co.*	2,958	153,964
Noble Energy, Inc.	3,972	289,956
Occidental Petroleum Corp.	18,479	1,562,215
Overseas Shipholding Group, Inc.	559	21,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Natural Resources Co.	2,601	$146,488
Plains Exploration & Production Co.*	1,361	40,816
Range Resources Corp.	3,050	142,954
SandRidge Energy, Inc.*	3,476	26,765
Southern Union Co.	2,477	62,842
Spectra Energy Corp.	14,559	328,014
St. Mary Land & Exploration Co.	1,174	40,867
Sunoco, Inc.	2,741	81,435
Teekay Corp.	524	11,916
Tesoro Corp.	1,809	25,145
Valero Energy Corp.	12,788	251,924
Whiting Petroleum Corp.*	1,126	91,026
Williams Cos., Inc.	13,104	302,702
XTO Energy, Inc.	13,215	623,484

		20,010,075

Total Energy		23,170,509

Financials (25.7%)
Capital Markets (3.1%)
Ameriprise Financial, Inc.	5,299	240,363
Bank of New York Mellon Corp.	21,768	672,196
BlackRock, Inc.	432	94,072
Federated Investors, Inc., Class B	197	5,197
Franklin Resources, Inc.	1,864	206,718
Goldman Sachs Group, Inc.	10,756	1,835,296
Invesco Ltd.	8,879	194,539
Investment Technology Group, Inc.*	817	13,636
Janus Capital Group, Inc.	515	7,359
Jefferies Group, Inc.	565	13,373
Legg Mason, Inc.	3,676	105,391
Morgan Stanley	23,877	699,357
Raymond James Financial, Inc.	2,135	57,090

		4,144,587

Commercial Banks (5.7%)
Associated Banc-Corp.	3,921	54,110
BancorpSouth, Inc.	1,837	38,504
Bank of Hawaii Corp.	1,062	47,737
BB&T Corp.	15,778	511,049
BOK Financial Corp.	253	13,267
CapitalSource, Inc.	4,407	24,635
City National Corp./California	985	53,160
Comerica, Inc.	4,045	153,872
Commerce Bancshares, Inc./Missouri	957	39,371
Cullen/Frost Bankers, Inc.	1,167	65,119
Fifth Third Bancorp	18,385	249,852
First Citizens BancShares, Inc./North Carolina, Class A	144	28,621
First Horizon National Corp.*	4,639	65,172
Fulton Financial Corp.	3,812	38,844
Huntington Bancshares, Inc./Ohio	16,793	90,178
KeyCorp.	20,407	158,154
M&T Bank Corp.	1,755	139,312
Marshall & Ilsley Corp.	12,246	98,580
PNC Financial Services Group, Inc.	11,818	705,535
Popular, Inc.*	13,779	40,097
Regions Financial Corp.	25,985	203,982
SunTrust Banks, Inc.	11,312	303,049
Synovus Financial Corp.	8,139	26,777
TCF Financial Corp.	3,108	49,542
U.S. Bancorp	43,370	1,122,416
Valley National Bancorp	3,621	55,655
Wells Fargo & Co.	100,224	3,118,971
Whitney Holding Corp./Louisiana	2,126	29,318
Wilmington Trust Corp.	2,048	33,935
Zions Bancorp	3,345	$72,988

		7,631,802

Consumer Finance (1.0%)
American Express Co.	18,994	783,692
AmeriCredit Corp.*	1,313	31,197
Capital One Financial Corp.	7,311	302,749
Discover Financial Services	12,205	181,855
SLM Corp.*	8,495	106,357
Student Loan Corp.	136	4,832

		1,410,682

Diversified Financial Services (7.8%)
Bank of America Corp.	226,022	4,034,493
Citigroup, Inc.*	429,711	1,740,330
CME Group, Inc.	1,378	435,600
Interactive Brokers Group, Inc., Class A*	862	13,921
JPMorgan Chase & Co.	90,290	4,040,477
Leucadia National Corp.*	2,642	65,548
NASDAQ OMX Group, Inc.*	1,626	34,341
NYSE Euronext	4,313	127,708

		10,492,418

Insurance (4.7%)
Alleghany Corp.*	154	44,789
Allied World Assurance Co. Holdings Ltd./Bermuda	1,119	50,187
Allstate Corp.	12,276	396,638
American Financial Group, Inc./Ohio	1,897	53,970
American International Group, Inc.*	1,614	55,102
American National Insurance Co.	412	46,778
Aon Corp.	6,282	268,304
Arch Capital Group Ltd.*	1,077	82,121
Arthur J. Gallagher & Co.	155	3,805
Aspen Insurance Holdings Ltd.	1,824	52,604
Assurant, Inc.	2,602	89,457
Axis Capital Holdings Ltd.	2,103	65,740
Brown & Brown, Inc.	682	12,221
Chubb Corp.	7,515	389,653
Cincinnati Financial Corp.	3,190	92,191
CNA Financial Corp.*	297	7,936
Endurance Specialty Holdings Ltd.	675	25,076
Erie Indemnity Co., Class A	226	9,747
Everest Reinsurance Group Ltd.	1,372	111,036
Fidelity National Financial, Inc., Class A	4,485	66,468
First American Corp.	2,267	76,715
Genworth Financial, Inc., Class A*	6,564	120,384
Hanover Insurance Group, Inc.	1,074	46,837
Hartford Financial Services Group, Inc.	10,088	286,701
HCC Insurance Holdings, Inc.	2,478	68,393
LInc.oln National Corp.	4,816	147,851
Loews Corp.	7,565	282,023
Markel Corp.*	224	83,924
Marsh & McLennan Cos., Inc.	10,928	266,862
MBIA, Inc.*	2,842	17,819
Mercury General Corp.	584	25,532
MetLife, Inc.	13,184	571,395
Old Republic International Corp.	5,437	68,941
OneBeacon Insurance Group Ltd., Class A	519	8,953
PartnerReinsurance Ltd.	1,902	151,627
Progressive Corp.	13,907	265,485
Protective Life Corp.	1,878	41,297
Prudential Financial, Inc.	5,041	304,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Reinsurance Group of America, Inc.	1,485	$77,992
RenaissanceReinsurance Holdings Ltd.	1,450	82,302
StanCorp Financial Group, Inc.	1,096	52,202
Torchmark Corp.	1,839	98,405
Transatlantic Holdings, Inc.	607	32,050
Travelers Cos., Inc.	11,724	632,393
Unitrin, Inc.	919	25,778
Unum Group	7,425	183,917
Validus Holdings Ltd.	1,763	48,535
W.R. Berkley Corp.	2,097	54,711
Wesco Financial Corp.	68	26,214
White Mountains Insurance Group Ltd.	161	57,155
XL Capital Ltd., Class A	7,964	150,520

		6,281,717

Real Estate Investment Trusts (REITs) (2.9%)
Alexandria Real Estate Equities, Inc. (REIT)	786	53,134
AMB Property Corp. (REIT)	3,311	90,192
Annaly Capital Management, Inc. (REIT)	12,545	215,523
Apartment Investment & Management Co. (REIT), Class A	2,532	46,614
AvalonBay Communities, Inc. (REIT)	1,844	159,229
Boston Properties, Inc. (REIT)	3,121	235,448
Brandywine Realty Trust (REIT)	2,793	34,103
BRE Properties, Inc. (REIT)	1,254	44,830
Camden Property Trust (REIT)	1,500	62,445
Chimera Investment Corp. (REIT)	15,048	58,537
Corporate Office Properties Trust/Maryland (REIT)	1,252	50,243
Douglas Emmett, Inc. (REIT)	2,633	40,469
Duke Realty Corp. (REIT)	5,263	65,261
Equity Residential (REIT)	6,245	244,492
Essex Property Trust, Inc. (REIT)	629	56,579
Federal Realty Investment Trust (REIT)	1,210	88,100
HCP, Inc. (REIT)	4,145	136,785
Health Care REIT, Inc. (REIT)	1,348	60,970
Hospitality Properties Trust (REIT)	2,910	69,694
Host Hotels & Resorts, Inc. (REIT)	14,869	217,831
HRPT Properties Trust (REIT)	4,791	37,274
Kimco Realty Corp. (REIT)	9,322	145,796
Liberty Property Trust (REIT)	2,643	89,703
Macerich Co. (REIT)	2,339	89,607
Mack-Cali Realty Corp. (REIT)	1,695	59,749
Nationwide Health Properties, Inc. (REIT)	734	25,800
Plum Creek Timber Co., Inc. (REIT)	2,375	92,411
ProLogis (REIT)	11,007	145,292
Rayonier, Inc. (REIT)	970	44,067
Realty Income Corp. (REIT)	2,403	73,748
Regency Centers Corp. (REIT)	2,092	78,387
Senior Housing Properties Trust (REIT)	2,999	66,428
Simon Property Group, Inc. (REIT)	3,134	262,943
SL Green Realty Corp. (REIT)	1,691	96,844
Taubman Centers, Inc. (REIT)	1,149	45,868
UDR, Inc. (REIT)	3,527	62,216
Ventas, Inc. (REIT)	3,520	167,130
Vornado Realty Trust (REIT)	3,469	262,603
Weingarten Realty Investors (REIT)	2,235	48,187

		3,924,532

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	2,377	$34,252
Jones Lang LaSalle, Inc.	911	66,403

		100,655

Thrifts & Mortgage Finance (0.4%)
First Niagara Financial Group, Inc.	4,394	62,483
Hudson City Bancorp, Inc.	4,881	69,115
New York Community Bancorp, Inc.	9,480	156,799
People’s United Financial, Inc.	8,344	130,500
TFS Financial Corp.	1,601	21,373
Washington Federal, Inc.	2,439	49,561

		489,831

Total Financials		34,476,224

Health Care (8.5%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	22,188	160,197
CareFusion Corp.*	4,009	105,958
Cooper Cos., Inc.	1,042	40,513
Hill-Rom Holdings, Inc.	800	21,768
Hologic, Inc.*	5,392	99,968
Inverness Medical Innovations, Inc.*	937	36,496
Kinetic Concepts, Inc.*	917	43,842
Teleflex, Inc.	502	32,163
Zimmer Holdings, Inc.*	4,600	272,320

		813,225

Health Care Providers & Services (2.3%)
Aetna, Inc.	7,922	278,141
AmerisourceBergen Corp.	805	23,281
Brookdale Senior Living, Inc.*	911	18,976
Cardinal Health, Inc.	8,118	292,492
CIGNA Corp.	5,886	215,310
Community Health Systems, Inc.*	1,026	37,890
Coventry Health Care, Inc.*	2,487	61,479
Emdeon, Inc., Class A*	200	3,304
Health Net, Inc.*	2,296	57,101
Humana, Inc.*	2,414	112,903
LifePoint Hospitals, Inc.*	1,322	48,623
Lincare Holdings, Inc.*	257	11,534
McKesson Corp.	3,156	207,412
MEDNAX, Inc.*	689	40,093
Omnicare, Inc.	1,485	42,011
Tenet Healthcare Corp.*	3,324	19,013
UnitedHealth Group, Inc.	27,177	887,873
Universal Health Services, Inc., Class B	1,998	70,110
WellPoint, Inc.*	9,686	623,585

		3,051,131

Life Sciences Tools & Services (0.4%)
Charles River Laboratories
International, Inc.*	457	17,965
Life Technologies Corp.*	465	24,305
PerkinElmer, Inc.	1,992	47,609
Thermo Fisher Scientific, Inc.*	8,832	454,318

		544,197

Pharmaceuticals (5.2%)
Bristol-Myers Squibb Co.	17,524	467,891
Eli Lilly and Co.	11,044	400,014
Endo Pharmaceuticals Holdings, Inc.*	2,673	63,323
Forest Laboratories, Inc.*	6,798	213,185
Johnson & Johnson	14,216	926,883
King Pharmaceuticals, Inc.*	5,825	68,502
Merck & Co., Inc.	42,507	1,587,637
Mylan, Inc.*	1,875	42,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pfizer, Inc.	183,213	$3,142,103
Watson Pharmaceuticals, Inc.*	2,325	97,115

		7,009,234

Total Health Care		11,417,787

Industrials (10.6%)
Aerospace & Defense (2.1%)
BE Aerospace, Inc.*	1,023	31,150
Boeing Co.	15,224	1,105,415
General Dynamics Corp.	7,164	553,061
ITT Corp.	3,844	206,077
L-3 Communications Holdings, Inc.	2,668	244,469
Northrop Grumman Corp.	6,043	396,240
Raytheon Co.	2,034	116,182
Spirit AeroSystems Holdings, Inc., Class A*	1,519	35,514
United Technologies Corp.	1,584	116,598

		2,804,706

Air Freight & Logistics (0.5%)
FedEx Corp.	7,069	660,244
UTi Worldwide, Inc.	46	705

		660,949

Airlines (0.1%)
Southwest Airlines Co.	11,834	156,446

Building Products (0.1%)
Armstrong World Industries, Inc.*	285	10,348
Masco Corp.	4,468	69,343
Owens Corning, Inc.*	1,017	25,873
USG Corp.*	867	14,878

		120,442

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	2,189	79,702
Cintas Corp.	2,342	65,787
Corrections Corp. of America*	2,216	44,010
Covanta Holding Corp.*	3,034	50,546
Pitney Bowes, Inc.	4,840	118,338
R.R. Donnelley & Sons Co.	3,437	73,380
Republic Services, Inc.	4,902	142,256
Waste Connections, Inc.*	415	14,093
Waste Management, Inc.	1,133	39,009

		627,121

Construction & Engineering (0.2%)
KBR, Inc.	3,742	82,923
Quanta Services, Inc.*	4,858	93,079
Shaw Group, Inc.*	345	11,875
URS Corp.*	1,668	82,749

		270,626

Electrical Equipment (0.2%)
A123 Systems, Inc.*	400	5,496
General Cable Corp.*	1,103	29,781
Hubbell, Inc., Class B	1,188	59,911
Rockwell Automation, Inc.	2,856	160,964
Roper Industries, Inc.	309	17,872
Thomas & Betts Corp.*	832	32,648

		306,672

Industrial Conglomerates (3.4%)
Carlisle Cos., Inc.	939	35,776
General Electric Co.	240,624	4,379,357
Textron, Inc.	6,006	127,507

		4,542,640

Machinery (2.4%)
AGCO Corp.*	2,028	72,744
Bucyrus International, Inc.	1,297	85,589
Caterpillar, Inc.	6,884	$432,659
Crane Co.	546	19,383
Cummins, Inc.	3,040	188,328
Danaher Corp.	2,208	176,441
Deere & Co.	7,273	432,453
Dover Corp.	1,214	56,754
Eaton Corp.	3,741	283,456
Gardner Denver, Inc.	1,164	51,263
Graco, Inc.	656	20,992
Harsco Corp.	438	13,990
IDEX Corp.	701	23,203
Illinois Tool Works, Inc.	10,286	487,145
Joy Global, Inc.	309	17,489
Kennametal, Inc.	1,739	48,901
Lincoln Electric Holdings, Inc.	952	51,722
Manitowoc Co., Inc.	2,769	35,997
Oshkosh Corp.*	1,960	79,066
PACCAR, Inc.	608	26,351
Parker Hannifin Corp.	3,700	239,538
Pentair, Inc.	1,520	54,142
Snap-On, Inc.	903	39,136
SPX Corp.	1,155	76,600
Terex Corp.*	2,282	51,824
Timken Co.	2,162	64,882
Trinity Industries, Inc.	1,704	34,012
WABCO Holdings, Inc.*	184	5,505

		3,169,565

Marine (0.0%)
Alexander & Baldwin, Inc.	871	28,786
Kirby Corp.*	952	36,319

		65,105

Professional Services (0.1%)
Equifax, Inc.	626	22,411
Manpower, Inc.	1,748	99,846
Verisk Analytics, Inc., Class A*	500	14,100

		136,357

Road & Rail (1.0%)
Con-way, Inc.	686	24,092
CSX Corp.	8,868	451,381
Hertz Global Holdings, Inc.*	4,000	39,960
Kansas City Southern*	1,291	46,696
Norfolk Southern Corp.	7,278	406,768
Ryder System, Inc.	1,258	48,760
Union Pacific Corp.	5,340	391,422

		1,409,079

Trading Companies & Distributors (0.0%)
GATX Corp.	583	16,703
WESCO International, Inc.*	470	16,314

		33,017

Total Industrials		14,302,725

Information Technology (4.9%)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc.*	6,423	36,675
Ciena Corp.*	1,779	27,112
CommScope, Inc.*	2,047	57,357
EchoStar Corp., Class A*	776	15,737
Harris Corp.	676	32,103
JDS Uniphase Corp.*	2,177	27,278
Motorola, Inc.*	49,341	346,374
Tellabs, Inc.	9,310	70,477

		613,113

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (1.2%)
Diebold, Inc.	271	$8,607
EMC Corp.*	41,288	744,836
Hewlett-Packard Co.	12,362	657,040
Lexmark International, Inc., Class A*	1,773	63,970
SanDisk Corp.*	2,642	91,492
Seagate Technology*	1,049	19,155
Teradata Corp.*	727	21,003
Western Digital Corp.*	460	17,935

		1,624,038

Electronic Equipment, Instruments & Components (0.3%)
Arrow Electronics, Inc.*	1,574	47,425
Avnet, Inc.*	2,349	70,470
AVX Corp.	791	11,232
Corning, Inc.	5,202	105,132
Ingram Micro, Inc., Class A*	3,499	61,408
Itron, Inc.*	26	1,887
Jabil Circuit, Inc.	2,016	32,639
Molex, Inc.	2,598	54,194
Tech Data Corp.*	1,110	46,509
Vishay Intertechnology, Inc.*	3,167	32,398

		463,294

Internet Software & Services (0.5%)
AOL, Inc.*	2,434	61,532
eBay, Inc.*	19,676	530,268
IAC/InterActiveCorp*	1,163	26,447
Monster Worldwide, Inc.*	1,126	18,703
Yahoo!, Inc.*	1,621	26,795

		663,745

IT Services (0.4%)
Amdocs Ltd.*	3,875	116,676
Broadridge Financial Solutions, Inc.	1,149	24,566
Computer Sciences Corp.*	3,482	189,734
Convergys Corp.*	1,795	22,007
DST Systems, Inc.	103	4,269
Fidelity National Information Services, Inc.	2,981	69,875
SAIC, Inc.*	2,305	40,798
Total System Services, Inc.	965	15,112

		483,037

Office Electronics (0.2%)
Xerox Corp.	23,411	228,257
Zebra Technologies Corp., Class A*	223	6,601

		234,858

Semiconductors & Semiconductor Equipment (1.6%)
Advanced Micro Devices, Inc.*	5,718	53,006
Applied Materials, Inc.	30,532	411,571
Atmel Corp.*	9,680	48,690
Cypress Semiconductor Corp.*	270	3,105
Fairchild Semiconductor International, Inc.*	2,644	28,159
Integrated Device Technology, Inc.*	2,813	17,244
Intel Corp.	48,891	1,088,314
International Rectifier Corp.*	833	19,076
Intersil Corp., Class A	1,348	19,896
KLA-Tencor Corp.	3,886	120,155
LSI Corp.*	14,994	91,763
Marvell Technology Group Ltd.*	1,081	22,031
Maxim Integrated Products, Inc.	1,068	20,708
Microchip Technology, Inc.	367	10,335
Micron Technology, Inc.*	16,259	168,931
Novellus Systems, Inc.*	867	21,675
PMC-Sierra, Inc.*	4,811	42,914

		2,187,573

Software (0.2%)
Activision Blizzard, Inc.	5,468	$65,944
Autodesk, Inc.*	1,741	51,220
CA, Inc.	1,907	44,757
Compuware Corp.*	5,151	43,268
Novell, Inc.*	4,014	24,044
Nuance Communications, Inc.*	448	7,455
Rovi Corp.*	689	25,583
Synopsys, Inc.*	1,183	26,464

		288,735

Total Information Technology		6,558,393

Materials (4.0%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	3,172	234,569
Airgas, Inc.	1,879	119,542
Albemarle Corp.	1,969	83,939
Ashland, Inc.	1,651	87,123
Cabot Corp.	1,400	42,560
CF Industries Holdings, Inc.	200	18,236
Cytec Industries, Inc.	1,026	47,955
Dow Chemical Co.	25,424	751,788
E.I. du Pont de Nemours & Co.	13,842	515,476
Eastman Chemical Co.	1,612	102,652
FMC Corp.	216	13,077
Huntsman Corp.	3,456	41,645
International Flavors & Fragrances, Inc.	113	5,387
Intrepid Potash, Inc.*	134	4,064
Lubrizol Corp.	224	20,545
PPG Industries, Inc.	3,713	242,830
RPM International, Inc.	1,322	28,212
Terra Industries, Inc.	711	32,535
Valhi, Inc.	23	453
Valspar Corp.	2,215	65,298

		2,457,886

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	608	50,798
Vulcan Materials Co.	2,844	134,351

		185,149

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,544	60,756
Ball Corp.	773	41,263
Bemis Co., Inc.	2,525	72,518
Greif, Inc., Class A	701	38,499
Owens-Illinois, Inc.*	702	24,949
Packaging Corp. of America	1,998	49,171
Pactiv Corp.*	541	13,622
Sealed Air Corp.	3,564	75,129
Sonoco Products Co.	2,331	71,772
Temple-Inland, Inc.	2,294	46,866

		494,545

Metals & Mining (1.3%)
AK Steel Holding Corp.	2,535	57,950
Alcoa, Inc.	12,117	172,546
Allegheny Technologies, Inc.	2,249	121,424
Carpenter Technology Corp.	952	34,843
Cliffs Natural Resources, Inc.	2,735	194,048
Commercial Metals Co.	2,370	35,692
Compass Minerals International, Inc.	322	25,834
Freeport-McMoRan Copper & Gold, Inc.	3,649	304,837
Nucor Corp.	7,128	323,469
Reliance Steel & Aluminum Co.	1,429	70,350

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Royal Gold, Inc.	741	$34,242
Schnitzer Steel Industries, Inc., Class A	124	6,514
Southern Copper Corp.	1,033	32,715
Steel Dynamics, Inc.	4,950	86,476
Titanium Metals Corp.*	1,815	30,111
United States Steel Corp.	3,223	204,725

		1,735,776

Paper & Forest Products (0.4%)
International Paper Co.	9,789	240,907
MeadWestvaco Corp.	3,917	100,079
Weyerhaeuser Co.	4,787	216,708

		557,694

Total Materials		5,431,050

Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.5%)
AT&T, Inc.	134,100	3,465,144
CenturyTel, Inc.	6,696	237,440
Frontier Communications Corp.	3,780	28,123
Level 3 Communications, Inc.*	36,633	59,345
Qwest Communications International, Inc.	34,180	178,420
Verizon Communications, Inc.	64,607	2,004,109
Windstream Corp.	5,758	62,705

		6,035,286

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	1,390	9,939
Crown Castle International Corp.*	4,247	162,363
Leap Wireless International, Inc.*	250	4,090
NII Holdings, Inc.*	3,587	149,434
Sprint Nextel Corp.*	64,463	244,959
Telephone & Data Systems, Inc.	2,148	72,710
U.S. Cellular Corp.*	345	14,276

		657,771

Total Telecommunication Services		6,693,057

Utilities (6.3%)
Electric Utilities (3.1%)
Allegheny Energy, Inc.	1,380	31,740
American Electric Power Co., Inc.	10,956	374,476
DPL, Inc.	2,193	59,628
Duke Energy Corp.	29,571	482,599
Edison International	7,378	252,106
Entergy Corp.	4,487	365,018
Exelon Corp.	13,791	604,184
FirstEnergy Corp.	6,911	270,151
FPL Group, Inc.	8,161	394,421
Great Plains Energy, Inc.	2,944	54,670
Hawaiian Electric Industries, Inc.	2,021	45,371
Northeast Utilities	3,942	108,957
NV Energy, Inc.	2,861	35,276
Pepco Holdings, Inc.	4,887	83,812
Pinnacle West Capital Corp.	2,296	86,628
Progress Energy, Inc.	6,273	246,905
Southern Co.	17,954	595,355
Westar Energy, Inc.	2,364	52,717

		4,144,014

Gas Utilities (0.5%)
AGL Resources, Inc.	1,706	65,937
Atmos Energy Corp.	2,149	61,397
Energen Corp.	1,600	74,448
National Fuel Gas Co.	1,641	82,953
ONEOK, Inc.	2,521	115,084
Questar Corp.	3,902	168,566
UGI Corp.	2,399	$63,669

		632,054

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	2,824	31,064
Calpine Corp.*	3,297	39,201
Constellation Energy Group, Inc.	576	20,223
Dynegy, Inc., Class A*	10,747	13,541
Mirant Corp.*	3,089	33,547
NRG Energy, Inc.*	6,160	128,744
RRI Energy, Inc.*	7,546	27,845

		294,165

Multi-Utilities (2.5%)
Alliant Energy Corp.	2,572	85,545
Ameren Corp.	5,397	140,754
CenterPoint Energy, Inc.	1,298	18,639
CMS Energy Corp.	5,313	82,139
Consolidated Edison, Inc.	6,347	282,695
Dominion Resources, Inc.	13,556	557,287
DTE Energy Co.	3,762	167,785
Integrys Energy Group, Inc.	1,291	61,168
MDU Resources Group, Inc.	4,255	91,823
NiSource, Inc.	6,166	97,423
NSTAR	2,354	83,379
OGE Energy Corp.	2,135	83,137
PG&E Corp.	8,496	360,400
Public Service Enterprise Group, Inc.	11,670	344,498
SCANA Corp.	2,832	106,455
Sempra Energy	5,550	276,945
TECO Energy, Inc.	4,938	78,465
Vectren Corp.	1,748	43,210
Wisconsin Energy Corp.	2,675	132,172
Xcel Energy, Inc.	10,517	222,960

		3,316,879

Water Utilities (0.0%)
American Water Works Co., Inc	1,434	31,204
Aqua America, Inc.	2,924	51,375

		82,579

Total Utilities		8,469,691

Total Common Stocks (98.2%) (Cost $110,977,812)		131,813,392

	Number of Rights	Value (Note 1)
RIGHTS:
Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Clearwire Corp., expiring 6/21/10*
(Cost $—)	1,390	257

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.4%)
U.S. Treasury Bills
0.14%, 6/17/10 #(p)	$444,000	$443,862

Time Deposit (2.3%)
JPMorgan Chase Nassau
0.000%, 4/1/10	3,138,147	3,138,147

Total Short-Term Investments (2.7%) (Cost/Amortized Cost $3,582,014)		3,582,009

Total Investments (100.9%) (Cost/Amortized Cost $114,559,826)		135,395,658
Other Assets Less Liabilities (-0.9%)		(1,212,035)

Net Assets (100%)		$134,183,623

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $443,862.

(p)	Yield to maturity.

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	30	June-10	$1,718,993	$1,747,800	$28,807
S&P MidCap 400 E-Mini Index	6	June-10	465,193	472,860	7,667

					$36,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$14,038,222	$—	$—	$14,038,222
Consumer Staples	7,255,734	—	—	7,255,734
Energy	23,170,509	—	—	23,170,509
Financials	34,476,224	—	—	34,476,224
Health Care	11,417,787	—	—	11,417,787
Industrials	14,302,725	—	—	14,302,725
Information Technology	6,558,393	—	—	6,558,393
Materials	5,431,050	—	—	5,431,050
Telecommunication Services	6,693,057	—	—	6,693,057
Utilities	8,469,691	—	—	8,469,691
Futures	36,474	—	—	36,474
Rights
Telecommunication Services	257	—	—	257
Short-Term Investments	—	3,582,009	—	3,582,009

Total Assets	$131,850,123	$3,582,009	$—	$135,432,132

Total Liabilities	$—	$—	$—	$—

Total	$131,850,123	$3,582,009	$—	$135,432,132

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,534,786
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,874,397

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,714,860
Aggregate gross unrealized depreciation	(1,334,794)

Net unrealized appreciation	$16,380,066

Federal income tax cost of investments	$119,015,592

The Portfolio has a net capital loss carryforward of $56,096,953 of which $50,050,032 expires in the year 2016, and $6,046,921 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.2%)
Autoliv, Inc.*^	40,900	$2,107,577
BorgWarner, Inc.*	4,000	152,720
Federal Mogul Corp.*^	6,900	126,684
Johnson Controls, Inc.^	145,300	4,793,447
TRW Automotive Holdings Corp.*	20,900	597,322

		7,777,750

Automobiles (0.9%)
Ford Motor Co.*^	2,736,402	34,396,573
Harley-Davidson, Inc.^	112,800	3,166,296
Thor Industries, Inc.	8,200	247,722

		37,810,591

Distributors (0.1%)
Genuine Parts Co.^	76,700	3,239,808

Diversified Consumer Services (0.1%)
Career Education Corp.*	2,500	79,100
Education Management Corp.*^	4,000	87,600
Hillenbrand, Inc.	18,300	402,417
Service Corp. International	120,700	1,108,026
Weight Watchers International, Inc.^	14,500	370,185

		2,047,328

Hotels, Restaurants & Leisure (0.7%)
Boyd Gaming Corp.*^	26,500	261,820
Carnival Corp.	115,100	4,475,088
Choice Hotels International, Inc.^	10,000	348,100
Hyatt Hotels Corp., Class A*	8,000	311,680
International Game Technology^	23,900	440,955
International Speedway Corp., Class A	14,400	371,088
Las Vegas Sands Corp.*^	34,900	738,135
Marriott International, Inc., Class A .	76,225	2,402,612
MGM MIRAGE*^	50,500	606,000
Penn National Gaming, Inc.*	32,100	892,380
Royal Caribbean Cruises Ltd.*^	336,500	11,101,135
Starwood Hotels & Resorts Worldwide, Inc.^	75,200	3,507,328
Wendy’s/Arby’s Group, Inc., Class A	105,400	527,000
Wyndham Worldwide Corp.	47,800	1,229,894
Wynn Resorts Ltd.	32,200	2,441,726

		29,654,941

Household Durables (1.5%)
D.R. Horton, Inc.^	483,900	6,097,140
Fortune Brands, Inc.	72,300	3,507,273
Garmin Ltd.^	321,900	12,386,712
Harman International Industries, Inc.*	14,800	692,344
Jarden Corp.	42,200	1,404,838
KB Home^	34,000	569,500
Leggett & Platt, Inc.^	27,000	584,280
Lennar Corp., Class A^	75,300	1,295,913
M.D.C. Holdings, Inc.	11,100	384,171
Mohawk Industries, Inc.*	26,700	1,451,946
Newell Rubbermaid, Inc.^	111,900	1,700,880
NVR, Inc.*	14,200	10,316,300
Pulte Group, Inc.*^	785,602	8,838,022
Stanley Black & Decker, Inc.	75,402	4,328,829
Toll Brothers, Inc.*^	65,400	1,360,320
Whirlpool Corp.	35,500	3,097,375

		58,015,843

Internet & Catalog Retail (0.1%)
Expedia, Inc.	7,900	197,184
Liberty Media Corp. - Interactive, Class A*	286,700	$4,389,377

		4,586,561

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	24,300	930,204
Mattel, Inc.	38,600	877,764

		1,807,968

Media (5.4%)
Cablevision Systems Corp. - New York Group, Class A	112,800	2,722,992
CBS Corp., Class B^	843,700	11,761,178
Central European Media Enterprises Ltd., Class A*^	16,500	483,615
Clear Channel Outdoor Holdings, Inc., Class A*	19,500	206,895
Comcast Corp., Class A^	1,607,900	30,260,678
DIRECTV, Class A*	249,346	8,430,388
Discovery Communications, Inc., Class C*	9,400	276,454
DISH Network Corp., Class A	96,700	2,013,294
DreamWorks Animation SKG, Inc., Class A*	34,800	1,370,772
Gannett Co., Inc.	111,800	1,846,936
Interactive Data Corp.	9,300	297,600
Interpublic Group of Cos., Inc.*^	230,100	1,914,432
Lamar Advertising Co., Class A*	27,400	941,190
Liberty Global, Inc., Class A*^	128,000	3,732,480
Liberty Media Corp. - Starz*	24,980	1,365,906
Liberty Media Corp., Capital Series, Class A*	38,600	1,403,882
Madison Square Garden, Inc., Class A*	28,175	612,243
Meredith Corp.	16,300	560,883
New York Times Co., Class A*	46,500	517,545
News Corp., Class A	2,026,000	29,194,660
Regal Entertainment Group, Class A	18,600	326,802
Scripps Networks Interactive, Inc., Class A	17,100	758,385
Time Warner Cable, Inc.	650,913	34,700,172
Time Warner, Inc.	1,032,233	32,277,926
Viacom, Inc., Class B*	421,900	14,504,922
Virgin Media, Inc.^	138,700	2,393,962
Walt Disney Co.	910,740	31,793,934
Warner Music Group Corp.*	19,500	134,745
Washington Post Co., Class B	3,000	1,332,540

		218,137,411

Multiline Retail (0.5%)
Big Lots, Inc.*	35,300	1,285,626
Dollar General Corp.*	5,300	133,825
J.C. Penney Co., Inc	107,000	3,442,190
Kohl’s Corp.*	9,200	503,976
Macy’s, Inc.	619,700	13,490,869
Sears Holdings Corp.*^	24,000	2,602,320

		21,458,806

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A^ .	21,300	972,132
AutoNation, Inc.*^	31,600	571,328
Barnes & Noble, Inc.^	14,100	304,842
CarMax, Inc.*^	30,700	771,184
Chico’s FAS, Inc.	5,200	74,984
Foot Locker, Inc.	41,700	627,168
GameStop Corp., Class A*^	9,500	208,145
Gap, Inc.^	487,500	11,266,125

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Home Depot, Inc.	973,300	$31,486,255
Limited Brands, Inc.^	266,300	6,556,306
Lowe’s Cos., Inc.	743,300	18,017,592
Office Depot, Inc.*	1,110,100	8,858,598
Penske Automotive Group, Inc.*^	11,600	167,272
RadioShack Corp.	52,300	1,183,549
Ross Stores, Inc.	132,200	7,068,734
Sherwin-Williams Co.	6,900	466,992
Signet Jewelers Ltd.*	41,000	1,325,940
Tiffany & Co.	5,000	237,450
TJX Cos., Inc.	157,600	6,701,152
Williams-Sonoma, Inc.	27,000	709,830

		97,575,578

Textiles, Apparel & Luxury Goods (0.3%)
Jones Apparel Group, Inc.	513,500	9,766,770
Phillips-Van Heusen Corp.	8,800	504,768
Polo Ralph Lauren Corp.	1,600	136,064
VF Corp.^	33,000	2,644,950

		13,052,552

Total Consumer Discretionary		495,165,137

Consumer Staples (7.5%)
Beverages (1.6%)
Brown-Forman Corp., Class B	7,300	433,985
Central European Distribution Corp.*	29,400	1,029,294
Coca-Cola Co.	486,500	26,757,500
Coca-Cola Enterprises, Inc.	352,400	9,747,384
Constellation Brands, Inc., Class A*	457,200	7,516,368
Dr. Pepper Snapple Group, Inc.	122,100	4,294,257
Molson Coors Brewing Co., Class B^	58,000	2,439,480
PepsiCo, Inc.	193,700	12,815,192

		65,033,460

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*^	21,700	802,683
CVS Caremark Corp.	486,700	17,793,752
Kroger Co.	49,200	1,065,672
Rite Aid Corp.*	281,200	421,800
Safeway, Inc.	285,600	7,100,016
SUPERVALU, Inc.	508,500	8,481,780
Wal-Mart Stores, Inc.	62,100	3,452,760
Whole Foods Market, Inc.*^	10,300	372,345

		39,490,808

Food Products (2.5%)
Archer-Daniels-Midland Co.	539,200	15,582,880
Bunge Ltd.^	156,000	9,614,280
Campbell Soup Co.	30,400	1,074,640
ConAgra Foods, Inc.	215,100	5,392,557
Corn Products International, Inc.	35,900	1,244,294
Del Monte Foods Co.	95,100	1,388,460
Flowers Foods, Inc.^	6,400	158,336
General Mills, Inc.	93,100	6,590,549
H.J. Heinz Co.	28,800	1,313,568
Hershey Co.	30,900	1,322,829
Hormel Foods Corp.^	30,200	1,268,702
J.M. Smucker Co.	57,000	3,434,820
Kraft Foods, Inc., Class A	901,800	27,270,432
Mead Johnson Nutrition Co., Class A	49,100	2,554,673
Ralcorp Holdings, Inc.*	27,200	1,843,616
Sara Lee Corp.	544,700	7,587,671
Smithfield Foods, Inc.*^	276,600	5,736,684
Tyson Foods, Inc., Class A	373,000	7,142,950

		100,521,941

Household Products (1.5%)
Clorox Co.	7,600	487,464
Energizer Holdings, Inc.*	5,400	$338,904
Kimberly-Clark Corp.	68,900	4,332,432
Procter & Gamble Co.	900,670	56,985,391

		62,144,191

Personal Products (0.0%)
Alberto-Culver Co.	6,100	159,515
NBTY, Inc.*	8,000	383,840

		543,355

Tobacco (0.9%)
Altria Group, Inc.	833,900	17,111,628
Lorillard, Inc.	8,800	662,112
Philip Morris International, Inc.	123,200	6,426,112
Reynolds American, Inc.	196,500	10,607,070

		34,806,922

Total Consumer Staples		302,540,677

Energy (15.8%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	3,900	135,057
Baker Hughes, Inc.^	149,100	6,983,844
BJ Services Co.	140,900	3,015,260
Cameron International Corp.*	9,300	398,598
Ensco plc (ADR)	207,500	9,291,850
Exterran Holdings, Inc.*^	16,100	389,137
Halliburton Co.	431,500	13,001,095
Helix Energy Solutions Group, Inc.*	49,700	647,591
Helmerich & Payne, Inc.	34,900	1,328,992
Nabors Industries Ltd.*	136,100	2,671,643
National Oilwell Varco, Inc.	201,200	8,164,696
Noble Corp.*	136,200	5,695,884
Oil States International, Inc.*	23,800	1,079,092
Patterson-UTI Energy, Inc.^	63,000	880,110
Pride International, Inc.*	44,500	1,339,895
Rowan Cos., Inc.*^	354,300	10,313,673
Schlumberger Ltd.	314,300	19,945,478
SEACOR Holdings, Inc.*	10,900	879,194
Seahawk Drilling, Inc.*^	2,946	55,532
Smith International, Inc.	48,200	2,063,924
Superior Energy Services, Inc.*	37,500	788,250
Tidewater, Inc.	24,900	1,177,023
Transocean Ltd.*	105,200	9,087,176
Unit Corp.*^	19,600	828,688

		100,161,682

Oil, Gas & Consumable Fuels (13.3%)
Anadarko Petroleum Corp.	240,200	17,493,766
Apache Corp.	197,900	20,086,850
Arch Coal, Inc.^	78,100	1,784,585
Cabot Oil & Gas Corp.^	49,800	1,832,640
Chesapeake Energy Corp.	301,200	7,120,368
Chevron Corp.	1,075,840	81,580,947
Cimarex Energy Co.	226,800	13,467,384
Comstock Resources, Inc.*^	20,500	651,900
Concho Resources, Inc.*	39,100	1,969,076
ConocoPhillips	1,076,720	55,095,762
Continental Resources, Inc.*	7,600	323,380
Denbury Resources, Inc.*	190,829	3,219,285
Devon Energy Corp.	436,500	28,123,695
El Paso Corp.	243,400	2,638,456
EOG Resources, Inc.	120,400	11,189,976
EXCO Resources, Inc.	7,800	143,364
Exxon Mobil Corp.#	2,024,780	135,619,765
Forest Oil Corp.*^	115,600	2,984,792
Frontier Oil Corp.^	10,700	144,450
Frontline Ltd.^	24,800	759,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hess Corp.	139,700	$8,738,235
Marathon Oil Corp.	340,500	10,773,420
Mariner Energy, Inc.*	5,200	77,844
Massey Energy Co.	8,200	428,778
Murphy Oil Corp.	91,800	5,158,242
Newfield Exploration Co.*	236,300	12,299,415
Nexen, Inc.	534,800	13,214,908
Noble Energy, Inc.	83,400	6,088,200
Occidental Petroleum Corp.	390,000	32,970,600
Overseas Shipholding Group, Inc.	11,300	443,299
Pioneer Natural Resources Co.	54,800	3,086,336
Plains Exploration & Production Co.*^	30,700	920,693
Range Resources Corp.	64,200	3,009,054
SandRidge Energy, Inc.*^	67,500	519,750
Southern Union Co.^	53,500	1,357,295
Spectra Energy Corp.	310,200	6,988,806
St. Mary Land & Exploration Co.	22,600	786,706
Sunoco, Inc.	56,200	1,669,702
Teekay Corp.	11,300	256,962
Tesoro Corp.^	39,400	547,660
Valero Energy Corp.	904,400	17,816,680
Whiting Petroleum Corp.*	24,500	1,980,580
Williams Cos., Inc.	279,000	6,444,900
XTO Energy, Inc.	278,900	13,158,502

		534,966,632

Total Energy		635,128,314

Financials (23.1%)
Capital Markets (3.8%)
Ameriprise Financial, Inc.	349,000	15,830,640
Bank of New York Mellon Corp	457,200	14,118,336
BlackRock, Inc.	10,138	2,207,651
Deutsche Bank AG (Registered)^	155,800	11,976,346
Federated Investors, Inc., Class B^	2,800	73,864
Franklin Resources, Inc.	39,900	4,424,910
Goldman Sachs Group, Inc.	381,600	65,112,408
Invesco Ltd.	183,900	4,029,249
Investment Technology Group, Inc.*	19,100	318,779
Janus Capital Group, Inc.^	11,400	162,906
Jefferies Group, Inc.^	13,500	319,545
Legg Mason, Inc.^	77,000	2,207,590
Morgan Stanley	918,900	26,914,581
Raymond James Financial, Inc.^	47,100	1,259,454
State Street Corp.	110,900	5,006,026

		153,962,285

Commercial Banks (5.3%)
Associated Banc-Corp^	83,000	1,145,400
BancorpSouth, Inc.^	40,000	838,400
Bank of Hawaii Corp.^	23,000	1,033,850
BB&T Corp.^	665,900	21,568,501
BOK Financial Corp.	6,500	340,860
CapitalSource, Inc.	98,500	550,615
City National Corp./California^	20,700	1,117,179
Comerica, Inc.	72,700	2,765,508
Commerce Bancshares, Inc./Missouri	19,935	820,126
Cullen/Frost Bankers, Inc.^	24,900	1,389,420
Fifth Third Bancorp	382,500	5,198,175
First Citizens BancShares, Inc./North Carolina, Class A	2,900	576,404
First Horizon National Corp.*^	109,648	1,540,555
Fulton Financial Corp.^	84,400	860,036
Huntington Bancshares, Inc./Ohio^	343,600	1,845,132
KeyCorp	422,600	3,275,150
M&T Bank Corp.^	36,700	2,913,246
Marshall & Ilsley Corp.^	252,400	$2,031,820
PNC Financial Services Group, Inc.	248,700	14,847,390
Popular, Inc.*^	307,600	895,116
Regions Financial Corp.^	555,600	4,361,460
SunTrust Banks, Inc.	239,900	6,426,921
Synovus Financial Corp.^	182,300	599,767
TCF Financial Corp.^	61,600	981,904
U.S. Bancorp	1,278,400	33,084,992
Valley National Bancorp^	73,510	1,129,849
Wells Fargo & Co.	3,159,883	98,335,559
Whitney Holding Corp./Louisiana	46,600	642,614
Wilmington Trust Corp.^	33,300	551,781
Zions Bancorp.^	72,300	1,577,586

		213,245,316

Consumer Finance (0.7%)
American Express Co.	398,800	16,454,488
AmeriCredit Corp.*	30,100	715,176
Capital One Financial Corp.	156,000	6,459,960
Discover Financial Services	257,700	3,839,730
SLM Corp.*	176,000	2,203,520
Student Loan Corp.	1,700	60,401

		29,733,275

Diversified Financial Services (6.6%)
Bank of America Corp.	6,027,650	107,593,552
Citigroup, Inc.*	9,095,500	36,836,775
CME Group, Inc.	30,100	9,514,911
Interactive Brokers Group, Inc., Class A*	19,500	314,925
JPMorgan Chase & Co.	2,383,397	106,657,016
Leucadia National Corp.*	57,200	1,419,132
NASDAQ OMX Group, Inc.*	36,200	764,544
NYSE Euronext^	92,900	2,750,769

		265,851,624

Insurance (4.2%)
Alleghany Corp.*	2,815	818,660
Allied World Assurance Co. Holdings Ltd./Bermuda	23,800	1,067,430
Allstate Corp.	258,000	8,335,980
American Financial Group, Inc./Ohio	41,300	1,174,985
American International Group, Inc.*^	36,159	1,234,468
American National Insurance Co.^	7,700	874,258
Aon Corp.	133,200	5,688,972
Arch Capital Group Ltd.*	23,400	1,784,250
Arthur J. Gallagher & Co.	3,500	85,925
Aspen Insurance Holdings Ltd.	39,900	1,150,716
Assurant, Inc.	56,600	1,945,908
Axis Capital Holdings Ltd.	45,500	1,422,330
Brown & Brown, Inc.	14,800	265,216
Chubb Corp.^	159,700	8,280,445
Cincinnati Financial Corp.	69,600	2,011,440
CNA Financial Corp.*	6,900	184,368
Endurance Specialty Holdings Ltd.	15,700	583,255
Erie Indemnity Co., Class A	4,300	185,459
Everest Reinsurance Group Ltd.	29,600	2,395,528
Fidelity National Financial, Inc., Class A	96,300	1,427,166
First American Corp.	47,800	1,617,552
Genworth Financial, Inc., Class A*	134,800	2,472,232
Hanover Insurance Group, Inc.^	21,100	920,171
Hartford Financial Services Group, Inc.^	184,200	5,234,964
HCC Insurance Holdings, Inc.	53,900	1,487,640
Lincoln National Corp.	100,400	3,082,280
Loews Corp.	157,600	5,875,328

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Markel Corp.*	4,800	$1,798,368
Marsh & McLennan Cos., Inc.	232,500	5,677,650
MBIA, Inc.*	63,300	396,891
Mercury General Corp.	12,800	559,616
MetLife, Inc.	277,600	12,031,184
Old Republic International Corp.	115,700	1,467,076
OneBeacon Insurance Group Ltd., Class A^	11,100	191,475
PartnerReinsurance Ltd.	39,800	3,172,856
Principal Financial Group, Inc.	361,300	10,553,573
Progressive Corp.	294,100	5,614,369
Protective Life Corp.	41,100	903,789
Prudential Financial, Inc.	106,600	6,449,300
Reinsurance Group of America, Inc.	32,300	1,696,396
RenaissanceReinsurance Holdings Ltd.	30,000	1,702,800
StanCorp Financial Group, Inc.	23,600	1,124,068
Torchmark Corp.	39,800	2,129,698
Transatlantic Holdings, Inc.	13,100	691,680
Travelers Cos., Inc.	384,925	20,762,855
Unitrin, Inc.	20,200	566,610
Unum Group	459,100	11,371,907
Validus Holdings Ltd.	38,800	1,068,164
W.R. Berkley Corp.	43,400	1,132,306
Wesco Financial Corp.	700	269,850
White Mountains Insurance Group Ltd.	3,800	1,349,000
XL Capital Ltd., Class A	717,600	13,562,640

		167,851,047

Real Estate Investment Trusts (REITs) (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)^	16,700	1,128,920
AMB Property Corp. (REIT)^	70,300	1,914,972
Annaly Capital Management, Inc. (REIT)	261,800	4,497,724
Apartment Investment & Management Co. (REIT), Class A	56,242	1,035,415
AvalonBay Communities, Inc. (REIT)^	38,471	3,321,971
Boston Properties, Inc. (REIT)	66,700	5,031,848
Brandywine Realty Trust (REIT)	61,800	754,578
BRE Properties, Inc. (REIT)^	26,100	933,075
Camden Property Trust (REIT)	32,100	1,336,323
Chimera Investment Corp. (REIT)	322,400	1,254,136
Corporate Office Properties Trust/Maryland (REIT)^	27,600	1,107,588
Douglas Emmett, Inc. (REIT)^	58,300	896,071
Duke Realty Corp. (REIT)^	107,600	1,334,240
Equity Residential (REIT)	131,700	5,156,055
Essex Property Trust, Inc. (REIT)^ .	14,000	1,259,300
Federal Realty Investment Trust (REIT)	24,800	1,805,688
HCP, Inc. (REIT)^	86,300	2,847,900
Health Care REIT, Inc. (REIT)	28,700	1,298,101
Hospitality Properties Trust (REIT) .	58,700	1,405,865
Host Hotels & Resorts, Inc. (REIT)^	295,887	4,334,745
HRPT Properties Trust (REIT)	107,600	837,128
Kimco Realty Corp. (REIT)	195,040	3,050,426
Liberty Property Trust (REIT)	53,700	1,822,578
Macerich Co. (REIT)^	47,649	1,825,433
Mack-Cali Realty Corp. (REIT)	37,600	1,325,400
Nationwide Health Properties, Inc. (REIT)	13,600	478,040
Plum Creek Timber Co., Inc. (REIT)^	50,400	1,961,064
ProLogis (REIT)^	227,560	3,003,792
Rayonier, Inc. (REIT)	20,800	$944,944
Realty Income Corp. (REIT)^	50,200	1,540,638
Regency Centers Corp. (REIT)	43,100	1,614,957
Senior Housing Properties Trust (REIT)	61,000	1,351,150
Simon Property Group, Inc. (REIT) .	66,599	5,587,656
SL Green Realty Corp. (REIT)	37,000	2,118,990
Taubman Centers, Inc. (REIT)^	25,600	1,021,952
UDR, Inc. (REIT)	72,305	1,275,460
Ventas, Inc. (REIT)^	75,300	3,575,244
Vornado Realty Trust (REIT)	74,059	5,606,266
Weingarten Realty Investors (REIT)^	50,200	1,082,312

		82,677,945

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*^	52,700	759,407
Jones Lang LaSalle, Inc.	20,100	1,465,089

		2,224,496

Thrifts & Mortgage Finance (0.3%)
First Niagara Financial Group, Inc.^	90,500	1,286,910
Hudson City Bancorp, Inc.	100,100	1,417,416
New York Community Bancorp, Inc.^	203,500	3,365,890
People’s United Financial, Inc.	178,500	2,791,740
TFS Financial Corp.	35,200	469,920
Washington Federal, Inc.^	53,900	1,095,248

		10,427,124

Total Financials		925,973,112

Health Care (9.7%)
Biotechnology (0.2%)
Amgen, Inc.*	148,300	8,862,408

Health Care Equipment & Supplies (0.5%)
Boston Scientific Corp.*	466,600	3,368,852
CareFusion Corp.*	86,600	2,288,838
Cooper Cos., Inc.^	21,700	843,696
Hill-Rom Holdings, Inc.	18,000	489,780
Hologic, Inc.*	111,300	2,063,502
Hospira, Inc.*	34,300	1,943,095
Inverness Medical Innovations, Inc.*^	21,000	817,950
Kinetic Concepts, Inc.*	19,100	913,171
Teleflex, Inc.	11,000	704,770
Zimmer Holdings, Inc.*	103,500	6,127,200

		19,560,854

Health Care Providers & Services (2.3%)
Aetna, Inc.	530,100	18,611,811
AmerisourceBergen Corp.	17,000	491,640
Brookdale Senior Living, Inc.*	21,100	439,513
Cardinal Health, Inc.	173,200	6,240,396
CIGNA Corp.	122,700	4,488,366
Community Health Systems, Inc.*^	22,100	816,153
Coventry Health Care, Inc.*^	51,200	1,265,664
Emdeon, Inc., Class A*^	3,300	54,516
Health Net, Inc.*^	49,900	1,241,013
Humana, Inc.*	51,700	2,418,009
LifePoint Hospitals, Inc.*	26,100	959,958
Lincare Holdings, Inc.*^	6,300	282,744
McKesson Corp.	66,600	4,376,952
Medco Health Solutions, Inc.*	92,800	5,991,168
MEDNAX, Inc.*	14,900	867,031
Omnicare, Inc.	32,900	930,741
Tenet Healthcare Corp.*	74,100	423,852
UnitedHealth Group, Inc.	572,200	18,693,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	40,800	$1,431,672
WellPoint, Inc.*	356,000	22,919,280

		92,944,253

Life Sciences Tools & Services (0.3%)
Charles River Laboratories International, Inc.*^	10,600	416,686
Life Technologies Corp.*	9,600	501,792
PerkinElmer, Inc.	43,900	1,049,210
Thermo Fisher Scientific, Inc.*	184,900	9,511,256

		11,478,944

Pharmaceuticals (6.4%)
Abbott Laboratories, Inc.	193,500	10,193,580
AstraZeneca plc (ADR)	141,200	6,314,464
Bristol-Myers Squibb Co.	367,200	9,804,240
Eli Lilly and Co.	232,000	8,403,040
Endo Pharmaceuticals Holdings, Inc.*	56,300	1,333,747
Forest Laboratories, Inc.*	145,100	4,550,336
Johnson & Johnson	629,710	41,057,092
King Pharmaceuticals, Inc.*	119,200	1,401,792
Merck & Co., Inc.	1,641,528	61,311,071
Mylan, Inc.*^	373,700	8,486,727
Pfizer, Inc.	5,628,601	96,530,507
Sanofi-Aventis S.A. (ADR)	146,000	5,454,560
Watson Pharmaceuticals, Inc.*	50,700	2,117,739

		256,958,895

Total Health Care		389,805,354

Industrials (9.4%)
Aerospace & Defense (1.8%)
BE Aerospace, Inc.*	23,300	709,485
Boeing Co.	320,700	23,286,027
General Dynamics Corp.	150,500	11,618,600
ITT Corp.	78,900	4,229,829
L-3 Communications Holdings, Inc.	56,100	5,140,443
Northrop Grumman Corp.^	260,100	17,054,757
Raytheon Co.	86,900	4,963,728
Spirit AeroSystems Holdings, Inc., Class A*^	34,200	799,596
United Technologies Corp.	33,000	2,429,130

		70,231,595

Air Freight & Logistics (0.4%)
FedEx Corp.	149,800	13,991,320
UTi Worldwide, Inc.	3,700	56,684

		14,048,004

Airlines (0.3%)
Delta Air Lines, Inc.*	622,100	9,076,439
Southwest Airlines Co.	245,100	3,240,222

		12,316,661

Building Products (0.1%)
Armstrong World Industries, Inc.*	5,500	199,705
Masco Corp.	91,400	1,418,528
Owens Corning, Inc.*	23,000	585,120
USG Corp.*^	19,700	338,052

		2,541,405

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	44,100	1,605,681
Cintas Corp.^	51,800	1,455,062
Corrections Corp. of America*	49,000	973,140
Covanta Holding Corp.*	62,000	1,032,920
Pitney Bowes, Inc.	99,200	2,425,440
R.R. Donnelley & Sons Co.	73,200	1,562,820
Republic Services, Inc.	105,730	3,068,285
Waste Connections, Inc.*	10,200	346,392
Waste Management, Inc.	24,400	$840,092

		13,309,832

Construction & Engineering (0.1%)
KBR, Inc.	77,100	1,708,536
Quanta Services, Inc.*	100,600	1,927,496
Shaw Group, Inc.*	7,500	258,150
URS Corp.*	35,000	1,736,350

		5,630,532

Electrical Equipment (0.3%)
A123 Systems, Inc.*^	4,300	59,082
Cooper Industries plc	104,700	5,019,318
General Cable Corp.*^	25,000	675,000
Hubbell, Inc., Class B^	25,400	1,280,922
Rockwell Automation, Inc.	61,400	3,460,504
Roper Industries, Inc.	6,200	358,608
Thomas & Betts Corp.*	17,300	678,852

		11,532,286

Industrial Conglomerates (3.1%)
Carlisle Cos., Inc.	21,500	819,150
General Electric Co.	6,473,910	117,825,162
Textron, Inc.^	314,900	6,685,327

		125,329,639

Machinery (2.1%)
AGCO Corp.*^	44,500	1,596,215
Bucyrus International, Inc.	28,000	1,847,720
Caterpillar, Inc.	144,800	9,100,680
Crane Co.	11,500	408,250
Cummins, Inc.	65,100	4,032,945
Danaher Corp.	47,000	3,755,770
Deere & Co.	152,900	9,091,434
Dover Corp.	26,100	1,220,175
Eaton Corp.	79,700	6,038,869
Gardner Denver, Inc.	25,000	1,101,000
Graco, Inc.^	15,700	502,400
Harsco Corp.	10,400	332,176
IDEX Corp.	15,900	526,290
Illinois Tool Works, Inc.	215,900	10,225,024
Ingersoll-Rand plc	366,200	12,769,394
Joy Global, Inc.	6,100	345,260
Kennametal, Inc.	39,100	1,099,492
Lincoln Electric Holdings, Inc.	20,500	1,113,765
Manitowoc Co., Inc.^	62,700	815,100
Oshkosh Corp.*	43,000	1,734,620
PACCAR, Inc.	13,100	567,754
Parker Hannifin Corp.	77,200	4,997,928
Pentair, Inc.	34,100	1,214,642
Snap-On, Inc.	20,100	871,134
SPX Corp.	84,700	5,617,304
Terex Corp.*	50,700	1,151,397
Timken Co.	46,500	1,395,465
Trinity Industries, Inc.	37,800	754,488
WABCO Holdings, Inc.*	3,500	104,720

		84,331,411

Marine (0.0%)
Alexander & Baldwin, Inc.^	19,700	651,085
Kirby Corp.*	20,500	782,075

		1,433,160

Professional Services (0.1%)
Equifax, Inc.	13,200	472,560
Manpower, Inc.	37,700	2,153,424
Verisk Analytics, Inc., Class A*	11,800	332,760

		2,958,744

Road & Rail (0.8%)
Con-way, Inc.^	15,800	554,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CSX Corp.	188,300	$9,584,470
Hertz Global Holdings, Inc.*^	505,800	5,052,942
Kansas City Southern*^	25,300	915,101
Norfolk Southern Corp.	153,600	8,584,704
Ryder System, Inc.	26,900	1,042,644
Union Pacific Corp.	113,800	8,341,540

		34,076,297

Trading Companies & Distributors (0.0%)
GATX Corp.	12,900	369,585
WESCO International, Inc.*^	9,600	333,216

		702,801

Total Industrials		378,442,367

Information Technology (8.2%)
Communications Equipment (1.1%)
Brocade Communications Systems, Inc.*	137,300	783,983
Ciena Corp.*^	38,800	591,312
Cisco Systems, Inc.*	90,500	2,355,715
CommScope, Inc.*	45,000	1,260,900
EchoStar Corp., Class A*	18,200	369,096
Harris Corp.	13,800	655,362
JDS Uniphase Corp.*^	48,500	607,705
Motorola, Inc.*^	2,969,100	20,843,082
Nokia Oyj (ADR)	848,500	13,185,690
Tellabs, Inc.	190,300	1,440,571

		42,093,416

Computers & Peripherals (2.7%)
Apple, Inc.*	20,000	4,698,600
Dell, Inc.*	1,007,900	15,128,579
Diebold, Inc.	3,900	123,864
EMC Corp.*	867,600	15,651,504
Hewlett-Packard Co.^	593,800	31,560,470
International Business Machines Corp.	237,000	30,395,250
Lexmark International, Inc., Class A*^	37,500	1,353,000
SanDisk Corp.*^	56,500	1,956,595
Seagate Technology*^	385,500	7,039,230
Teradata Corp.*	15,300	442,017
Western Digital Corp.*	10,600	413,294

		108,762,403

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	33,600	1,012,368
Avnet, Inc.*	48,300	1,449,000
AVX Corp.	18,300	259,860
Corning, Inc.	109,100	2,204,911
Ingram Micro, Inc., Class A*	77,800	1,365,390
Itron, Inc.*^	1,400	101,598
Jabil Circuit, Inc.	45,300	733,407
Molex, Inc.^	57,900	1,207,794
Tech Data Corp.*	24,200	1,013,980
Tyco Electronics Ltd	449,800	12,360,504
Vishay Intertechnology, Inc.*^	220,000	2,250,600

		23,959,412

Internet Software & Services (0.4%)
AOL, Inc.*	169,912	4,295,375
eBay, Inc.*	412,500	11,116,875
IAC/InterActiveCorp*	25,800	586,692
Monster Worldwide, Inc.*^	25,100	416,911
Yahoo!, Inc.*	37,100	613,263

		17,029,116

IT Services (0.5%)
Accenture plc, Class A	194,100	8,142,495
Amdocs Ltd.*	79,900	$2,405,789
Broadridge Financial Solutions, Inc.	25,500	545,190
Computer Sciences Corp.*	72,900	3,972,321
Convergys Corp.*^	40,900	501,434
DST Systems, Inc.^	2,200	91,190
Fidelity National Information Services, Inc.	60,500	1,418,120
SAIC, Inc.*	49,500	876,150
Total System Services, Inc.^	21,700	339,822

		18,292,511

Office Electronics (0.1%)
Xerox Corp.	501,062	4,885,355
Zebra Technologies Corp., Class A*	2,600	76,960

		4,962,315

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*^	127,000	1,177,290
Applied Materials, Inc.^	639,400	8,619,112
Atmel Corp.*^	216,800	1,090,504
Cypress Semiconductor Corp.*	6,700	77,050
Fairchild Semiconductor International, Inc.*^	59,500	633,675
Integrated Device Technology, Inc.*	62,500	383,125
Intel Corp.	1,168,200	26,004,132
International Rectifier Corp.*^	19,100	437,390
Intersil Corp., Class A	29,500	435,420
KLA-Tencor Corp.	81,700	2,526,164
LSI Corp.*	312,100	1,910,052
Marvell Technology Group Ltd.*	24,700	503,386
Maxim Integrated Products, Inc.^	23,600	457,604
Microchip Technology, Inc.^	7,700	216,832
Micron Technology, Inc.*^	335,600	3,486,884
Novellus Systems, Inc.*	18,500	462,500
PMC-Sierra, Inc.*	107,100	955,332

		49,376,452

Software (1.6%)
Activision Blizzard, Inc.	112,200	1,353,132
Autodesk, Inc.*	35,400	1,041,468
CA, Inc.	43,000	1,009,210
Compuware Corp.*	109,300	918,120
Microsoft Corp.	1,337,400	39,145,698
Novell, Inc.*	90,200	540,298
Nuance Communications, Inc.*	10,000	166,400
Oracle Corp.	279,700	7,185,493
Rovi Corp.*^	15,000	556,950
Symantec Corp.*^	610,600	10,331,352
Synopsys, Inc.*	25,800	577,146

		62,825,267

Total Information Technology		327,300,892

Materials (3.8%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	66,100	4,888,095
Airgas, Inc.	39,100	2,487,542
Albemarle Corp.	41,400	1,764,882
Ashland, Inc.	34,700	1,831,119
Cabot Corp.	31,400	954,560
CF Industries Holdings, Inc.	4,000	364,720
Cytec Industries, Inc.	22,700	1,060,998
Dow Chemical Co.	535,250	15,827,342
E.I. du Pont de Nemours & Co.	509,400	18,970,056
Eastman Chemical Co.	35,000	2,228,800
FMC Corp.	5,200	314,808
Huntsman Corp.	78,000	939,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
International Flavors & Fragrances, Inc.^	2,100	$100,107
Intrepid Potash, Inc.*^	1,400	42,462
Lubrizol Corp.	4,100	376,052
PPG Industries, Inc.	79,200	5,179,680
RPM International, Inc.	29,200	623,128
Terra Industries, Inc.	15,200	695,552
Valhi, Inc.	1,900	37,392
Valspar Corp.	48,200	1,420,936

		60,108,131

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	13,200	1,102,860
Vulcan Materials Co.	60,100	2,839,124

		3,941,984

Containers & Packaging (0.3%)
AptarGroup, Inc.	32,600	1,282,810
Ball Corp.	15,800	843,404
Bemis Co., Inc.	51,900	1,490,568
Greif, Inc., Class A	16,000	878,720
Owens-Illinois, Inc.*	15,000	533,100
Packaging Corp. of America	44,400	1,092,684
Pactiv Corp.*	11,400	287,052
Sealed Air Corp.	76,300	1,608,404
Sonoco Products Co.^	48,000	1,477,920
Temple-Inland, Inc.^	51,200	1,046,016

		10,540,678

Metals & Mining (1.6%)
AK Steel Holding Corp.	324,800	7,424,928
Alcoa, Inc.^	251,600	3,582,784
Allegheny Technologies, Inc.^	47,200	2,548,328
Carpenter Technology Corp.	21,200	775,920
Cliffs Natural Resources, Inc.^	57,000	4,044,150
Commercial Metals Co.^	54,100	814,746
Compass Minerals International, Inc.^	7,300	585,679
Freeport-McMoRan Copper & Gold, Inc	278,700	23,282,598
Nucor Corp.	151,200	6,861,456
Reliance Steel & Aluminum Co.^	30,300	1,491,669
Royal Gold, Inc.	14,800	683,908
Schnitzer Steel Industries, Inc., Class A	2,200	115,566
Southern Copper Corp.	22,300	706,241
Steel Dynamics, Inc.	442,000	7,721,740
Titanium Metals Corp.*^	40,900	678,531
United States Steel Corp.^	69,000	4,382,880

		65,701,124

Paper & Forest Products (0.3%)
International Paper Co.	207,900	5,116,419
MeadWestvaco Corp.	82,300	2,102,765
Weyerhaeuser Co.	101,700	4,603,959

		11,823,143

Total Materials		152,115,060

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.8%)
AT&T, Inc.	3,748,400	96,858,656
CenturyTel, Inc.^	142,721	5,060,887
Frontier Communications Corp.^	84,800	630,912
Level 3 Communications, Inc.*	782,800	1,268,136
Qwest Communications International, Inc.	708,300	3,697,326
Verizon Communications, Inc.	1,366,500	42,388,830
Windstream Corp.^	117,100	1,275,219

		151,179,966

Wireless Telecommunication Services (0.8%)
Clearwire Corp., Class A*^	30,900	$220,935
Crown Castle International Corp.*^ .	89,700	3,429,231
Leap Wireless International, Inc.*^	6,500	106,340
NII Holdings, Inc.*	75,500	3,145,330
Sprint Nextel Corp.*^	4,376,800	16,631,840
Telephone & Data Systems, Inc.	43,600	1,475,860
U.S. Cellular Corp.*	7,500	310,350
Vodafone Group plc (ADR)^	397,500	9,257,775

		34,577,661

Total Telecommunication Services		185,757,627

Utilities (5.0%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.	31,700	729,100
American Electric Power Co., Inc.	275,270	9,408,729
DPL, Inc.	48,700	1,324,153
Duke Energy Corp.	619,100	10,103,712
Edison International	352,900	12,058,593
Entergy Corp.	94,400	7,679,440
Exelon Corp.	289,300	12,674,233
FirstEnergy Corp.	146,600	5,730,594
FPL Group, Inc.	171,700	8,298,261
Great Plains Energy, Inc.	64,900	1,205,193
Hawaiian Electric Industries, Inc.^	44,000	987,800
Northeast Utilities	84,200	2,327,288
NV Energy, Inc.	64,600	796,518
Pepco Holdings, Inc.	105,800	1,814,470
Pinnacle West Capital Corp.	48,600	1,833,678
Progress Energy, Inc.	134,200	5,282,112
Southern Co.	376,400	12,481,424
Westar Energy, Inc.	52,200	1,164,060

		95,899,358

Gas Utilities (0.3%)
AGL Resources, Inc.	37,100	1,433,915
Atmos Energy Corp.	44,200	1,262,794
Energen Corp.	34,500	1,605,285
National Fuel Gas Co.^	34,100	1,723,755
ONEOK, Inc.	50,700	2,314,455
Questar Corp.	83,700	3,615,840
UGI Corp.	52,000	1,380,080

		13,336,124

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	62,200	684,200
Calpine Corp.*	73,900	878,671
Constellation Energy Group, Inc.	13,700	481,007
Dynegy, Inc., Class A*^	239,600	301,896
Mirant Corp.*	69,300	752,598
NRG Energy, Inc.*^	127,600	2,666,840
RRI Energy, Inc.*^	168,500	621,765

		6,386,977

Multi-Utilities (2.0%)
Alliant Energy Corp.^	53,200	1,769,432
Ameren Corp.^	113,700	2,965,296
CenterPoint Energy, Inc.	30,000	430,800
CMS Energy Corp.^	389,900	6,027,854
Consolidated Edison, Inc.	132,000	5,879,280
Dominion Resources, Inc.	283,800	11,667,018
DTE Energy Co.	78,800	3,514,480
Integrys Energy Group, Inc.	28,700	1,359,806
MDU Resources Group, Inc.	88,400	1,907,672
NiSource, Inc.	622,700	9,838,660
NSTAR	51,400	1,820,588
OGE Energy Corp.	46,200	1,799,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.^	177,200	$7,516,824
Public Service Enterprise Group, Inc.	243,400	7,185,168
SCANA Corp.	58,600	2,202,774
Sempra Energy	117,500	5,863,250
TECO Energy, Inc.^	102,400	1,627,136
Vectren Corp.	38,900	961,608
Wisconsin Energy Corp.^	56,200	2,776,842
Xcel Energy, Inc.	219,200	4,647,040

		81,760,556

Water Utilities (0.1%)
American Water Works Co., Inc.	28,700	624,512
Aqua America, Inc.^	65,200	1,145,564

		1,770,076

Total Utilities		199,153,091

Total Common Stocks (99.4%) (Cost $3,410,643,493)		3,991,381,631

	Number of Rights	Value (Note 1)
RIGHTS:
Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Clearwire Corp., expiring 6/21/10* (Cost $—)	32,400	5,994

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.7%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$25,145,196	25,145,196
Lehman Brothers Holdings, Inc.
0.00%, 8/21/09 (h)(s)	10,000,000	2,300,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		27,445,196

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10	34,675,941	34,675,941

Total Short-Term Investments (1.6%) (Cost/Amortized Cost $69,821,137)		62,121,137

Total Investments (101.0%) (Cost/Amortized Cost $3,480,464,630)		4,053,508,762
Other Assets Less Liabilities (-1.0%)		(38,328,237)

Net Assets (100%)		$4,015,180,525

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $16,343,120.

(h)	Security in default.

(s)	Issuer in bankruptcy.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $25,648,100.

Glossary:

ADR — American Depositary Receipt

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	88	June-10	$5,137,158	$5,126,880	$(10,278)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$495,165,137	$—	$—	$495,165,137
Consumer Staples	302,540,677	—	—	302,540,677
Energy	635,128,314	—	—	635,128,314
Financials	925,973,112	—	—	925,973,112
Health Care	389,805,354	—	—	389,805,354
Industrials	378,442,367	—	—	378,442,367
Information Technology	327,300,892	—	—	327,300,892
Materials	152,115,060	—	—	152,115,060
Telecommunication Services	185,757,627	—	—	185,757,627
Utilities	199,153,091	—	—	199,153,091
Rights
Telecommunication Services	5,994	—	—	5,994
Short-Term Investments	—	62,121,137	—	62,121,137

Total Assets	$3,991,387,625	$62,121,137	$—	$4,053,508,762

Liabilities:
Futures	$(10,278)	$—	$—	$(10,278)

Total Liabilities	$(10,278)	$—	$—	$(10,278)

Total	$3,991,377,347	$62,121,137	$—	$4,053,498,484

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$249,581,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$431,948,431

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$627,268,057
Aggregate gross unrealized depreciation	(289,909,840)

Net unrealized appreciation	$337,358,217

Federal income tax cost of investments	$3,716,150,545

At March 31, 2010, the Portfolio had loaned securities with a total value of $34,139,093. This was secured by collateral of $35,145,196, which was received as cash and subsequently invested in short-term investments currently valued at $27,445,196, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $1,713,567,280 of which $541,357,502 expires in the year 2016, and $1,172,209,778 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Automobiles (1.6%)
Ford Motor Co.*	238,890	$3,002,847

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	31,000	1,205,280
Hyatt Hotels Corp., Class A*	44,600	1,737,616
Marriott International, Inc., Class A	60,343	1,902,011

		4,844,907

Household Durables (0.6%)
Pulte Group, Inc.*	100,780	1,133,775

Internet & Catalog Retail (1.6%)
HSN, Inc.*	99,406	2,926,513

Media (2.6%)
Comcast Corp., Class A	109,720	2,064,931
Omnicom Group, Inc.	13,830	536,742
Time Warner Cable, Inc.	17,901	954,302
Time Warner, Inc.	18,596	581,497
Viacom, Inc., Class B*	18,170	624,685

		4,762,157

Multiline Retail (2.9%)
J.C. Penney Co., Inc.	23,840	766,933
Kohl’s Corp.*	24,340	1,333,345
Target Corp.	63,120	3,320,112

		5,420,390

Specialty Retail (0.9%)
Home Depot, Inc.	17,160	555,126
J. Crew Group, Inc.*	22,590	1,036,881

		1,592,007

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc., Class B	1,390	102,165

Total Consumer Discretionary		23,784,761

Consumer Staples (5.3%)
Beverages (0.6%)
PepsiCo, Inc.	17,280	1,143,245

Food & Staples Retailing (2.4%)
Kroger Co.	179,746	3,893,298
Wal-Mart Stores, Inc.	8,426	468,486

		4,361,784

Food Products (1.7%)
Archer-Daniels-Midland Co.	88,130	2,546,957
Kraft Foods, Inc., Class A	20,089	607,491

		3,154,448

Household Products (0.6%)
Colgate-Palmolive Co.	13,630	1,162,094

Total Consumer Staples		9,821,571

Energy (16.7%)
Energy Equipment & Services (4.1%)
Halliburton Co.	81,010	2,440,831
Schlumberger Ltd.	68,949	4,375,504
Smith International, Inc.	17,840	763,909

		7,580,244

Oil, Gas & Consumable Fuels (12.6%)
Anadarko Petroleum Corp.	2,540	184,988
Apache Corp.	3,930	398,895
Chevron Corp.	59,520	$4,513,402
ConocoPhillips	3,490	178,583
Devon Energy Corp.	11,640	749,965
El Paso Corp.	162,680	1,763,451
EOG Resources, Inc.	10,260	953,564
Exxon Mobil Corp.	100,846	6,754,665
Hess Corp.	16,730	1,046,462
Marathon Oil Corp.	55,710	1,762,664
Occidental Petroleum Corp.	2,200	185,988
Petroleo Brasileiro S.A. (ADR)	23,680	1,053,523
Southwestern Energy Co.*	3,850	156,772
Suncor Energy, Inc.	34,450	1,121,003
Valero Energy Corp.	35,510	699,547
XTO Energy, Inc.	38,080	1,796,615

		23,320,087

Total Energy		30,900,331

Financials (28.3%)
Capital Markets (8.1%)
Bank of New York Mellon Corp.	125,137	3,864,231
Charles Schwab Corp.	109,880	2,053,657
Franklin Resources, Inc.	13,430	1,489,387
Goldman Sachs Group, Inc.	19,250	3,284,627
Morgan Stanley	87,630	2,566,683
State Street Corp.	39,450	1,780,773

		15,039,358

Commercial Banks (12.1%)
BB&T Corp.	34,540	1,118,751
KeyCorp.	194,430	1,506,833
M&T Bank Corp.	16,480	1,308,182
PNC Financial Services Group, Inc.	51,540	3,076,938
Regions Financial Corp.	116,110	911,463
SunTrust Banks, Inc.	142,320	3,812,753
Wells Fargo & Co.	271,160	8,438,499
Zions Bancorp	97,030	2,117,195

		22,290,614

Diversified Financial Services (7.3%)
Bank of America Corp.	263,616	4,705,546
Citigroup, Inc.*	516,300	2,091,015
JPMorgan Chase & Co.	149,359	6,683,815

		13,480,376

Insurance (0.6%)
MetLife, Inc.	23,998	1,040,073
Real Estate Investment Trusts (REITs) (0.2%)
Annaly Capital Management, Inc. (REIT)	24,000	412,320

Total Financials		52,262,741

Health Care (9.5%)
Biotechnology (2.0%)
Amgen, Inc.*	33,470	2,000,167
Gilead Sciences, Inc.*	35,640	1,620,907

		3,621,074

Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp.*	105,350	760,627
Covidien plc	41,860	2,104,721

		2,865,348

Health Care Providers & Services (1.7%)
UnitedHealth Group, Inc.*	94,490	3,086,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (4.3%)
Abbott Laboratories, Inc.	46,217	$2,434,712
Johnson & Johnson	26,050	1,698,460
Merck & Co., Inc.	32,270	1,205,285
Teva Pharmaceutical Industries Ltd. (ADR)	42,730	2,695,408

		8,033,865

Total Health Care		17,607,275

Industrials (9.5%)
Aerospace & Defense (1.3%)
Honeywell International, Inc.	18,040	816,671
Lockheed Martin Corp.	12,750	1,061,055
Raytheon Co.	8,730	498,658

		2,376,384

Airlines (3.4%)
AMR Corp.*	37,740	343,811
Delta Air Lines, Inc.*	410,230	5,985,256

		6,329,067

Electrical Equipment (0.6%)
Emerson Electric Co.	22,400	1,127,616

Machinery (3.1%)
Caterpillar, Inc.	30,480	1,915,668
Eaton Corp.	50,286	3,810,170

		5,725,838

Road & Rail (1.1%)
Hertz Global Holdings, Inc.*	198,780	1,985,812

Total Industrials		17,544,717

Information Technology (2.1%)
Computers & Peripherals (1.5%)
EMC Corp.*	59,440	1,072,298
Hewlett-Packard Co.	32,180	1,710,367

		2,782,665

Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	47,040	1,047,110

Total Information Technology		3,829,775

Materials (6.7%)
Chemicals (2.7%)
Dow Chemical Co.	66,900	1,978,233
Mosaic Co.	34,630	2,104,465
Potash Corp. of Saskatchewan, Inc.	3,760	448,756
Praxair, Inc.	4,540	376,820

		4,908,274

Metals & Mining (4.0%)
Barrick Gold Corp.	55,420	2,124,803
Cliffs Natural Resources, Inc.	30,880	2,190,936
Newmont Mining Corp.	27,280	1,389,370
United States Steel Corp.	25,950	1,648,344

		7,353,453

Total Materials		12,261,727

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	110,717	2,860,927
Verizon Communications, Inc.	48,630	1,508,503

Total Telecommunication Services		4,369,430

Utilities (1.6%)
Electric Utilities (1.0%)
Southern Co.	55,550	$1,842,038

Multi-Utilities (0.6%)
PG&E Corp.	27,310	1,158,490

Total Utilities		3,000,528

Total Common Stocks (95.0%) (Cost $147,454,312)		175,382,856

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.7%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $12,458,126)	$12,458,126	12,458,126

Total Investments (101.7%) (Cost/Amortized Cost $159,912,438)		187,840,982
Other Assets Less Liabilities (-1.7%)		(3,202,309)

Net Assets (100%)		$184,638,673

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Asset:
Common Stocks
Consumer Discretionary	$23,784,761	$—	$—	$23,784,761
Consumer Staples	9,821,571	—	—	9,821,571
Energy	30,900,331	—	—	30,900,331
Financials	52,262,741	—	—	52,262,741
Health Care	17,607,275	—	—	17,607,275
Industrials	17,544,717	—	—	17,544,717
Information Technology	3,829,775	—	—	3,829,775
Materials	12,261,727	—	—	12,261,727
Telecommunication Services	4,369,430	—	—	4,369,430
Utilities	3,000,528	—	—	3,000,528
Short-Term Investments	—	12,458,126	—	12,458,126

Total Asset	$175,382,856	$12,458,126	$—	$187,840,982

Total Liability	$—	$—	$—	$—

Total	$175,382,856	$12,458,126	$—	$187,840,982

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$19,695,906
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$20,911,649

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,252,113
Aggregate gross unrealized depreciation	(4,784,207)

Net unrealized appreciation	$23,467,906

Federal income tax cost of investments	$164,373,076

The Portfolio has a net capital loss carryforward of $58,084,849 of which $20,069,753 expires in the year 2016, and $38,015,096 expires in 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.7%)
Hotels, Restaurants & Leisure (6.4%)
Boyd Gaming Corp.*	37,958	$375,025
Carnival Corp.	62,400	2,426,112
Darden Restaurants, Inc.	16,558	737,493
Hyatt Hotels Corp., Class A*	10,098	393,418
International Game Technology	73,231	1,351,112
Marriott International, Inc., Class A .	112,201	3,536,576
Royal Caribbean Cruises Ltd.*	15,490	511,015
Starwood Hotels & Resorts Worldwide, Inc	42,983	2,004,727
Wynn Resorts Ltd.	37,885	2,872,820

		14,208,298

Media (1.5%)
DreamWorks Animation SKG, Inc., Class A*	5,000	196,950
Time Warner, Inc.	39,776	1,243,795
Walt Disney Co.	57,077	1,992,558

		3,433,303

Multiline Retail (2.9%)
J.C. Penney Co., Inc.	42,626	1,371,279
Kohl’s Corp.*	27,306	1,495,823
Macy’s, Inc.	18,464	401,961
Target Corp.	60,689	3,192,241

		6,461,304

Specialty Retail (2.4%)
Best Buy Co., Inc.	33,663	1,432,024
Dick’s Sporting Goods, Inc.*	112,954	2,949,229
Home Depot, Inc.	30,365	982,308

		5,363,561

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	27,802	1,098,735

Total Consumer Discretionary		30,565,201

Consumer Staples (5.2%)
Beverages (1.5%)
Coca-Cola Co.	38,845	2,136,475
PepsiCo, Inc.	18,734	1,239,442

		3,375,917

Food & Staples Retailing (1.1%)
CVS Caremark Corp.	36,916	1,349,649
Wal-Mart Stores, Inc.	18,759	1,043,000

		2,392,649

Food Products (0.6%)
Kellogg Co.	10,046	536,758
Kraft Foods, Inc., Class A	29,176	882,282

		1,419,040

Household Products (1.8%)
Colgate-Palmolive Co.	8,586	732,042
Procter & Gamble Co.	50,051	3,166,727

		3,898,769

Tobacco (0.2%)
Altria Group, Inc.	24,290	498,431

Total Consumer Staples		11,584,806

Energy (10.4%)
Energy Equipment & Services (2.4%)
Schlumberger Ltd.	54,714	3,472,150
Smith International, Inc.	27,230	1,165,989
Weatherford International Ltd.*	51,853	$822,389

		5,460,528

Oil, Gas & Consumable Fuels (8.0%)
Apache Corp.	15,353	1,558,329
BP plc (ADR)	7,595	433,447
Chevron Corp.	24,531	1,860,186
Continental Resources, Inc.*	16,279	692,671
Devon Energy Corp.	14,014	902,922
EOG Resources, Inc.	12,032	1,118,254
Exxon Mobil Corp.	51,392	3,442,236
Hess Corp.	41,736	2,610,587
Marathon Oil Corp.	6,790	214,836
Occidental Petroleum Corp.	16,664	1,408,774
Petrohawk Energy Corp.*	16,391	332,409
Range Resources Corp.	7,364	345,151
Southwestern Energy Co.*	16,437	669,315
Suncor Energy, Inc.	65,830	2,142,108

		17,731,225

Total Energy		23,191,753

Financials (20.0%)
Capital Markets (6.3%)
Bank of New York Mellon Corp.	21,989	679,020
Franklin Resources, Inc.	10,222	1,133,620
Goldman Sachs Group, Inc.	27,174	4,636,700
Morgan Stanley	97,172	2,846,168
State Street Corp.	63,892	2,884,085
T. Rowe Price Group, Inc.	31,068	1,706,565

		13,886,158

Commercial Banks (5.3%)
Fifth Third Bancorp	144,978	1,970,251
PNC Financial Services Group, Inc.	37,651	2,247,765
Regions Financial Corp.	171,665	1,347,570
SunTrust Banks, Inc.	38,842	1,040,577
U.S. Bancorp	65,990	1,707,821
Wells Fargo & Co.	111,475	3,469,102

		11,783,086

Consumer Finance (1.0%)
Capital One Financial Corp.	52,972	2,193,570

Diversified Financial Services (5.1%)
Bank of America Corp.	347,633	6,205,249
JPMorgan Chase & Co.	115,242	5,157,080

		11,362,329

Insurance (1.5%)
MetLife, Inc.	46,799	2,028,269
Prudential Financial, Inc.	23,301	1,409,710

		3,437,979

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT) .	117,800	1,725,770

Total Financials		44,388,892

Health Care (11.1%)
Biotechnology (3.4%)
Amgen, Inc.*	47,607	2,844,994
Celgene Corp.*	17,583	1,089,443
Genzyme Corp.*	17,965	931,126
Gilead Sciences, Inc.*	29,116	1,324,196
Human Genome Sciences, Inc.*	16,430	496,186
Myriad Genetics, Inc.*	13,600	327,080
Vertex Pharmaceuticals, Inc.*	12,470	509,649

		7,522,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	10,145	$590,439
St. Jude Medical, Inc.*	13,087	537,221

		1,127,660

Health Care Providers & Services (2.2%)
Express Scripts, Inc.*	26,308	2,677,102
Medco Health Solutions, Inc.*	24,156	1,559,512
Quest Diagnostics, Inc.	12,763	743,955

		4,980,569

Pharmaceuticals (5.0%)
Abbott Laboratories, Inc.	39,823	2,097,876
Johnson & Johnson	47,950	3,126,340
Merck & Co., Inc.	75,404	2,816,339
Pfizer, Inc.	176,126	3,020,561

		11,061,116

Total Health Care		24,692,019

Industrials (6.6%)
Aerospace & Defense (2.3%)
Boeing Co.	2,116	153,643
Honeywell International, Inc.	25,809	1,168,373
Precision Castparts Corp.	16,784	2,126,700
United Technologies Corp.	22,311	1,642,313

		5,091,029

Electrical Equipment (0.5%)
Emerson Electric Co.	21,955	1,105,215

Industrial Conglomerates (1.0%)
General Electric Co.	127,933	2,328,380

Machinery (1.4%)
Eaton Corp.	15,490	1,173,677
Parker Hannifin Corp.	28,310	1,832,790

		3,006,467

Road & Rail (1.4%)
Union Pacific Corp.	42,116	3,087,103

Total Industrials		14,618,194

Information Technology (21.7%)
Communications Equipment (3.3%)
Cisco Systems, Inc.*	130,551	3,398,242
Nokia Oyj (ADR)	46,072	715,959
QUALCOMM, Inc.	74,842	3,142,616

		7,256,817

Computers & Peripherals (6.2%)
Apple, Inc.*	26,970	6,336,062
Dell, Inc.*	144,951	2,175,715
EMC Corp.*	98,882	1,783,831
Hewlett-Packard Co.	66,195	3,518,264

		13,813,872

Electronic Equipment, Instruments & Components (0.7%)
Corning, Inc.	59,088	1,194,169
Dolby Laboratories, Inc., Class A*	4,260	249,934

		1,444,103

Internet Software & Services (2.5%)
Google, Inc., Class A*	8,192	4,644,946
Monster Worldwide, Inc.*	59,332	985,504

		5,630,450

IT Services (0.1%)
Mastercard, Inc., Class A	987	250,698

Semiconductors & Semiconductor Equipment (2.9%)
Broadcom Corp., Class A	23,303	773,194
Intel Corp.	140,746	$3,133,006
Micron Technology, Inc.*	177,987	1,849,285
Texas Instruments, Inc.	31,307	766,082

		6,521,567

Software (6.0%)
Activision Blizzard, Inc.	207,581	2,503,427
Adobe Systems, Inc.*	87,483	3,094,273
Microsoft Corp.	152,562	4,465,490
Oracle Corp.	65,990	1,695,283
VMware, Inc., Class A*	28,526	1,520,436

		13,278,909

Total Information Technology		48,196,416

Materials (6.6%)
Chemicals (5.1%)
Celanese Corp., Class A	32,947	1,049,362
Dow Chemical Co.	97,114	2,871,661
E.I. du Pont de Nemours & Co.	22,192	826,430
Monsanto Co.	54,618	3,900,817
Potash Corp. of Saskatchewan, Inc.	22,599	2,697,191

		11,345,461

Metals & Mining (1.5%)
Freeport-McMoRan Copper & Gold, Inc.	21,032	1,757,013
United States Steel Corp.	27,013	1,715,866

		3,472,879

Total Materials		14,818,340

Telecommunication Services (1.2%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	73,479	1,898,698
Verizon Communications, Inc.	22,600	701,052

Total Telecommunication Services		2,599,750

Utilities (0.8%)
Electric Utilities (0.5%)
FPL Group, Inc.	11,938	576,964
Progress Energy, Inc.	11,231	442,052

		1,019,016

Multi-Utilities (0.3%)
Dominion Resources, Inc.	16,660	684,892

Total Utilities		1,703,908

Total Common Stocks (97.3%) (Cost $179,672,825)		216,359,279

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $6,383,564)	$6,383,564	6,383,564

Total Investments (100.2%) (Cost/Amortized Cost $186,056,389)		222,742,843
Other Assets Less Liabilities (-0.2%)		(463,207)

Net Assets (100%)		$222,279,636

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$30,565,201	$—	$—	$30,565,201
Consumer Staples	11,584,806	—	—	11,584,806
Energy	23,191,753	—	—	23,191,753
Financials	44,388,892	—	—	44,388,892
Health Care	24,692,019	—	—	24,692,019
Industrials	14,618,194	—	—	14,618,194
Information Technology	48,196,416	—	—	48,196,416
Materials	14,818,340	—	—	14,818,340
Telecommunication Services	2,599,750	—	—	2,599,750
Utilities	1,703,908	—	—	1,703,908
Short-Term Investments	—	6,383,564	—	6,383,564

Total Assets	$216,359,279	$6,383,564	$—	$222,742,843

Total Liabilities	$—	$—	$—	$—

Total	$216,359,279	$6,383,564	$—	$222,742,843

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,142,444
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,221,608

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,271,452
Aggregate gross unrealized depreciation	(3,254,436)

Net unrealized appreciation	$33,017,016

Federal income tax cost of investments	$189,725,827

The Portfolio has a net capital loss carryforward of $14,102,674 of which $3,308,587 expires in the year 2016, and $10,794,087 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.3%)
Auto Components (0.7%)
BorgWarner, Inc.*	146,576	$5,596,271
Gentex Corp	173,226	3,364,049

		8,960,320

Automobiles (0.1%)
Thor Industries, Inc.	44,921	1,357,063

Distributors (0.3%)
LKQ Corp.*	177,010	3,593,303

Diversified Consumer Services (1.9%)
Brink’s Home Security Holdings, Inc.*	57,356	2,440,498
Career Education Corp.*	87,851	2,779,606
Corinthian Colleges, Inc.*^	109,544	1,926,879
ITT Educational Services, Inc.*	37,363	4,202,590
Matthews International Corp., Class A	38,308	1,359,934
Regis Corp.	72,562	1,355,458
Service Corp. International	317,652	2,916,045
Sotheby’s, Inc.	83,758	2,604,036
Strayer Education, Inc.^	17,551	4,274,020

		23,859,066

Hotels, Restaurants & Leisure (2.2%)
Bally Technologies, Inc.*^	68,900	2,793,206
Bob Evans Farms, Inc.	39,419	1,218,441
Boyd Gaming Corp.*^	69,926	690,869
Brinker International, Inc.	128,416	2,475,860
Burger King Holdings, Inc.	116,400	2,474,664
Cheesecake Factory, Inc.*^	75,963	2,055,559
Chipotle Mexican Grill, Inc.*	39,773	4,481,224
International Speedway Corp., Class A	38,781	999,386
Life Time Fitness, Inc.*	52,078	1,463,392
Panera Bread Co., Class A*	39,752	3,040,631
Scientific Games Corp., Class A*^	82,198	1,157,348
Wendy’s/Arby’s Group, Inc., Class A	434,207	2,171,035
WMS Industries, Inc.*	66,184	2,775,757

		27,797,372

Household Durables (1.8%)
American Greetings Corp., Class A^	50,136	1,044,834
KB Home	93,800	1,571,150
M.D.C. Holdings, Inc.	46,986	1,626,185
Mohawk Industries, Inc.*	70,981	3,859,947
NVR, Inc.*	7,628	5,541,742
Ryland Group, Inc.	55,607	1,247,821
Toll Brothers, Inc.*	173,597	3,610,818
Tupperware Brands Corp.	79,636	3,840,048

		22,342,545

Internet & Catalog Retail (0.3%)
Netflix, Inc.*^	53,055	3,912,276

Media (0.8%)
DreamWorks Animation SKG, Inc., Class A*	94,602	3,726,373
Harte-Hanks, Inc.^	48,339	621,639
John Wiley & Sons, Inc., Class A	53,596	2,319,635
Lamar Advertising Co., Class A*	67,411	2,315,568
Scholastic Corp.	32,428	907,984

		9,891,199

Multiline Retail (0.7%)
99 Cents Only Stores*	57,465	$936,680
Dollar Tree, Inc.*	110,919	6,568,623
Saks, Inc.*^	200,529	1,724,549

		9,229,852

Specialty Retail (4.3%)
Aaron’s, Inc.	68,620	2,287,791
Advance Auto Parts, Inc.	115,751	4,852,282
Aeropostale, Inc.*^	124,242	3,581,897
American Eagle Outfitters, Inc.	260,585	4,826,034
AnnTaylor Stores Corp.*^	74,091	1,533,684
Barnes & Noble, Inc.^	50,419	1,090,059
CarMax, Inc.*	278,717	7,001,371
Chico’s FAS, Inc.	222,670	3,210,901
Coldwater Creek, Inc.*^	74,156	514,643
Collective Brands, Inc.*	80,865	1,838,870
Dick’s Sporting Goods, Inc.*	112,113	2,927,270
Foot Locker, Inc.	196,078	2,949,013
Guess?, Inc.	73,454	3,450,869
J. Crew Group, Inc.*	70,834	3,251,281
PetSmart, Inc.	155,901	4,982,596
Rent-A-Center, Inc.*	83,084	1,964,936
Williams-Sonoma, Inc.	133,879	3,519,679

		53,783,176

Textiles, Apparel & Luxury Goods (1.2%)
Fossil, Inc.*^	60,793	2,294,328
Hanesbrands, Inc.*^	119,865	3,334,644
Phillips-Van Heusen Corp.	65,391	3,750,828
Timberland Co., Class A*	56,177	1,198,817
Under Armour, Inc., Class A*^	47,253	1,389,711
Warnaco Group, Inc.*	57,000	2,719,470

		14,687,798

Total Consumer Discretionary		179,413,970

Consumer Staples (3.9%)
Beverages (0.3%)
Hansen Natural Corp.*	89,650	3,889,017

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*^	69,772	2,580,866
Ruddick Corp.^	50,925	1,611,267

		4,192,133

Food Products (1.7%)
Corn Products International, Inc.	94,289	3,268,057
Flowers Foods, Inc.^	96,849	2,396,044
Green Mountain Coffee Roasters, Inc.*	43,700	4,231,034
Lancaster Colony Corp.	24,385	1,437,740
Ralcorp Holdings, Inc.*	68,611	4,650,454
Smithfield Foods, Inc.*^	176,637	3,663,451
Tootsie Roll Industries, Inc.	34,145	922,926

		20,569,706

Household Products (0.9%)
Church & Dwight Co., Inc.	88,399	5,918,313
Energizer Holdings, Inc.*	87,577	5,496,333

		11,414,646

Personal Products (0.5%)
Alberto-Culver Co.	107,126	2,801,345
NBTY, Inc.*	78,240	3,753,955

		6,555,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Universal Corp.^	31,264	$1,647,300

Total Consumer Staples		48,268,102

Energy (5.7%)
Energy Equipment & Services (2.1%)
Atwood Oceanics, Inc.*	70,900	2,455,267
Exterran Holdings, Inc.*^	78,249	1,891,278
Helix Energy Solutions Group, Inc.*.	116,589	1,519,155
Oceaneering International, Inc.*	68,784	4,367,096
Patterson-UTI Energy, Inc.^	192,619	2,690,888
Pride International, Inc.*	219,467	6,608,151
Superior Energy Services, Inc.*	97,884	2,057,522
Tidewater, Inc.	65,523	3,097,272
Unit Corp.*	51,086	2,159,916

		26,846,545

Oil, Gas & Consumable Fuels (3.6%)
Arch Coal, Inc.	203,824	4,657,378
Bill Barrett Corp.*	48,374	1,485,566
Cimarex Energy Co.	104,839	6,225,340
Comstock Resources, Inc.*	58,366	1,856,039
Forest Oil Corp.*^	140,604	3,630,395
Frontier Oil Corp.^	131,710	1,778,085
Mariner Energy, Inc.*	127,375	1,906,804
Newfield Exploration Co.*^	167,233	8,704,478
Overseas Shipholding Group, Inc.	33,743	1,323,738
Patriot Coal Corp.*	95,003	1,943,761
Plains Exploration & Production Co.*^	175,014	5,248,670
Quicksilver Resources, Inc.*	148,305	2,086,651
Southern Union Co.	155,952	3,956,502

		44,803,407

Total Energy		71,649,952

Financials (19.8%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*^	52,608	4,156,032
Apollo Investment Corp.	218,366	2,779,799
Eaton Vance Corp.	147,205	4,937,256
Greenhill & Co., Inc.	25,800	2,117,922
Jefferies Group, Inc.^	151,057	3,575,519
Raymond James Financial, Inc.^	123,646	3,306,294
SEI Investments Co.	163,189	3,585,262
Waddell & Reed Financial, Inc., Class A	106,799	3,849,036

		28,307,120

Commercial Banks (3.7%)
Associated Banc-Corp^	216,600	2,989,080
BancorpSouth, Inc.^	91,895	1,926,119
Bank of Hawaii Corp.	60,052	2,699,337
Cathay General Bancorp	94,418	1,099,970
City National Corp./California^	54,207	2,925,552
Commerce Bancshares, Inc./Missouri	91,292	3,755,753
Cullen/Frost Bankers, Inc.^	75,126	4,192,031
FirstMerit Corp.	107,499	2,318,754
Fulton Financial Corp.^	222,531	2,267,591
International Bancshares Corp.^	65,660	1,509,523
PacWest Bancorp^	37,865	864,079
Prosperity Bancshares, Inc.	58,300	2,390,300
SVB Financial Group*^	51,881	2,420,768
Synovus Financial Corp.^	606,663	1,995,921
TCF Financial Corp.^	154,182	2,457,661
Trustmark Corp.^	70,863	1,731,183
Valley National Bancorp	192,114	$2,952,792
Webster Financial Corp.^	81,611	1,427,376
Westamerica Bancorp	36,512	2,104,917
Wilmington Trust Corp.^	111,635	1,849,792

		45,878,499

Consumer Finance (0.2%)
AmeriCredit Corp.*	121,781	2,893,517

Diversified Financial Services (0.4%)
MSCI, Inc., Class A*	130,400	4,707,440

Insurance (4.5%)
American Financial Group, Inc./Ohio	99,079	2,818,797
Arthur J. Gallagher & Co.	127,386	3,127,326
Brown & Brown, Inc.	147,703	2,646,838
Everest Reinsurance Group Ltd.	74,404	6,021,516
Fidelity National Financial, Inc., Class A	288,784	4,279,779
First American Corp.	129,755	4,390,909
Hanover Insurance Group, Inc.^	62,979	2,746,514
HCC Insurance Holdings, Inc.	143,708	3,966,341
Horace Mann Educators Corp.^	49,837	750,545
Mercury General Corp.	44,988	1,966,875
Old Republic International Corp.^	301,148	3,818,557
Protective Life Corp.	108,320	2,381,957
Reinsurance Group of America, Inc.	91,372	4,798,857
StanCorp Financial Group, Inc.	59,274	2,823,221
Transatlantic Holdings, Inc.	80,800	4,266,240
Unitrin, Inc.	63,195	1,772,620
W.R. Berkley Corp.	160,969	4,199,681

		56,776,573

Real Estate Investment Trusts (REITs) (7.0%)
Alexandria Real Estate Equities, Inc. (REIT)^	55,265	3,735,914
AMB Property Corp. (REIT)	187,109	5,096,849
BRE Properties, Inc. (REIT)^	68,047	2,432,680
Camden Property Trust (REIT)	80,275	3,341,848
Corporate Office Properties Trust/Maryland (REIT)^	73,002	2,929,570
Cousins Properties, Inc. (REIT)	127,926	1,063,065
Duke Realty Corp. (REIT)	281,004	3,484,450
Equity One, Inc. (REIT)	41,639	786,561
Essex Property Trust, Inc. (REIT)^	36,402	3,274,360
Federal Realty Investment Trust (REIT)^	76,812	5,592,682
Highwoods Properties, Inc. (REIT)^.	89,066	2,826,064
Hospitality Properties Trust (REIT) .	155,098	3,714,597
Liberty Property Trust (REIT)	141,208	4,792,600
Macerich Co. (REIT)	123,727	4,739,981
Mack-Cali Realty Corp. (REIT)	98,392	3,468,318
Nationwide Health Properties, Inc. (REIT)	147,248	5,175,767
Omega Healthcare Investors, Inc. (REIT)	111,331	2,169,841
Potlatch Corp. (REIT)	50,047	1,753,647
Rayonier, Inc. (REIT)	99,727	4,530,598
Realty Income Corp. (REIT)^	131,123	4,024,165
Regency Centers Corp. (REIT)	100,999	3,784,433
Senior Housing Properties Trust (REIT)	161,200	3,570,580
SL Green Realty Corp. (REIT)	96,909	5,549,978
UDR, Inc. (REIT)	195,027	3,440,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Weingarten Realty Investors (REIT)^	132,074	$2,847,516

		88,126,340

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	52,588	3,833,139

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.^	103,189	1,496,240
First Niagara Financial Group, Inc.	236,535	3,363,528
New York Community Bancorp, Inc.^	543,308	8,986,314
NewAlliance Bancshares, Inc.	134,418	1,696,355
Washington Federal, Inc.	142,333	2,892,207

		18,434,644

Total Financials		248,957,272

Health Care (12.4%)
Biotechnology (1.4%)
OSI Pharmaceuticals, Inc.*	72,856	4,338,575
United Therapeutics Corp.*	59,704	3,303,422
Vertex Pharmaceuticals, Inc.*	251,551	10,280,890

		17,922,887

Health Care Equipment & Supplies (4.0%)
Beckman Coulter, Inc.	87,155	5,473,334
Edwards Lifesciences Corp.*	71,158	7,036,103
Gen-Probe, Inc.*^	62,201	3,110,050
Hill-Rom Holdings, Inc	79,014	2,149,971
Hologic, Inc.*	323,860	6,004,365
IDEXX Laboratories, Inc.*^	73,431	4,225,954
Immucor, Inc.*	88,908	1,990,650
Kinetic Concepts, Inc.*	78,383	3,747,491
Masimo Corp.^	65,575	1,741,016
ResMed, Inc.*^	94,188	5,995,066
STERIS Corp.^	74,220	2,498,245
Teleflex, Inc.	50,057	3,207,152
Thoratec Corp.*^	71,215	2,382,142

		49,561,539

Health Care Providers & Services (3.3%)
Community Health Systems, Inc.*	116,442	4,300,203
Health Management Associates, Inc., Class A*^	311,139	2,675,795
Health Net, Inc.*	125,669	3,125,388
Henry Schein, Inc.*^	113,760	6,700,464
Kindred Healthcare, Inc.*	49,644	896,074
LifePoint Hospitals, Inc.*	69,329	2,549,921
Lincare Holdings, Inc.*^	82,371	3,696,811
Omnicare, Inc.	149,556	4,230,939
Owens & Minor, Inc.^	52,944	2,456,072
Psychiatric Solutions, Inc.*	71,082	2,118,244
Universal Health Services, Inc., Class B	123,334	4,327,790
VCA Antech, Inc.*	107,149	3,003,387
WellCare Health Plans, Inc.*	53,608	1,597,518

		41,678,606

Health Care Technology (0.6%)
Cerner Corp.*^	85,158	7,243,539

Life Sciences Tools & Services (1.9%)
Affymetrix, Inc.*^	89,821	659,286
Bio-Rad Laboratories, Inc., Class A*	24,163	2,501,354
Charles River Laboratories International, Inc.*	82,450	3,241,109
Covance, Inc.*^	80,266	4,927,530
Mettler-Toledo International, Inc.*	42,314	4,620,689
Pharmaceutical Product Development, Inc.	148,063	$3,516,496
Techne Corp.	47,195	3,005,850
Varian, Inc.*	36,590	1,894,630

		24,366,944

Pharmaceuticals (1.2%)
Endo Pharmaceuticals Holdings, Inc.*	147,141	3,485,771
Medicis Pharmaceutical Corp., Class A	75,401	1,897,089
Perrigo Co.	100,985	5,929,839
Valeant Pharmaceuticals International*^	81,175	3,483,219

		14,795,918

Total Health Care		155,569,433

Industrials (14.1%)
Aerospace & Defense (0.6%)
Alliant Techsystems, Inc.*	41,271	3,355,332
BE Aerospace, Inc.*	126,529	3,852,808

		7,208,140

Airlines (0.3%)
AirTran Holdings, Inc.*^	170,328	865,266
Alaska Air Group, Inc.*	44,042	1,815,852
JetBlue Airways Corp.*^	261,056	1,456,692

		4,137,810

Building Products (0.2%)
Lennox International, Inc.	61,166	2,710,877

Commercial Services & Supplies (1.5%)
Brink’s Co.	60,634	1,711,698
Clean Harbors, Inc.*^	28,558	1,586,683
Copart, Inc.*	85,242	3,034,615
Corrections Corp. of America*	145,201	2,883,692
Deluxe Corp.^	65,079	1,263,834
Herman Miller, Inc.^	70,818	1,278,973
HNI Corp.	57,048	1,519,188
Mine Safety Appliances Co.	38,444	1,074,894
Rollins, Inc.^	54,553	1,182,709
Waste Connections, Inc.*	98,859	3,357,252

		18,893,538

Construction & Engineering (1.5%)
Aecom Technology Corp.*	141,031	4,001,050
Granite Construction, Inc.	42,593	1,287,161
KBR, Inc.	200,844	4,450,703
Shaw Group, Inc.*	104,739	3,605,116
URS Corp.*	105,361	5,226,959

		18,570,989

Electrical Equipment (1.4%)
AMETEK, Inc.^	135,316	5,610,201
Hubbell, Inc., Class B	74,714	3,767,827
Regal-Beloit Corp.	46,200	2,744,742
Thomas & Betts Corp.*	65,633	2,575,439
Woodward Governor Co.	71,795	2,296,004

		16,994,213

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	76,795	2,925,890

Machinery (5.5%)
AGCO Corp.*^	116,242	4,169,600
Bucyrus International, Inc.	101,467	6,695,807
Crane Co.	59,210	2,101,955
Donaldson Co., Inc.	96,863	4,370,459
Federal Signal Corp.^	61,510	554,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Graco, Inc.	75,075	$2,402,400
Harsco Corp.	100,712	3,216,741
IDEX Corp.	101,400	3,356,340
Joy Global, Inc.	128,546	7,275,704
Kennametal, Inc.	103,103	2,899,256
Lincoln Electric Holdings, Inc.	53,297	2,895,626
Nordson Corp.	42,103	2,859,636
Oshkosh Corp.*	112,221	4,526,995
Pentair, Inc.	123,166	4,387,173
SPX Corp.	61,666	4,089,689
Terex Corp.*	136,984	3,110,907
Timken Co.	99,593	2,988,786
Trinity Industries, Inc.^	100,270	2,001,389
Valmont Industries, Inc.^	25,023	2,072,655
Wabtec Corp.	59,563	2,508,794

		68,484,117

Marine (0.3%)
Alexander & Baldwin, Inc.	51,644	1,706,834
Kirby Corp.*	67,408	2,571,615

		4,278,449

Professional Services (1.1%)
Corporate Executive Board Co.^	43,256	1,150,177
FTI Consulting, Inc.*	58,302	2,292,435
Korn/Ferry International*	56,838	1,003,191
Manpower, Inc.	98,516	5,627,234
Navigant Consulting, Inc.*	63,455	769,709
Towers Watson & Co., Class A^	53,397	2,536,357

		13,379,103

Road & Rail (1.1%)
Con-way, Inc.	61,653	2,165,253
J.B. Hunt Transport Services, Inc.	110,942	3,980,599
Kansas City Southern*	120,256	4,349,660
Landstar System, Inc.	64,279	2,698,432
Werner Enterprises, Inc.	55,463	1,285,078

		14,479,022

Trading Companies & Distributors (0.4%)
GATX Corp.	58,332	1,671,212
MSC Industrial Direct Co., Class A	55,269	2,803,244
United Rentals, Inc.*	76,508	717,645

		5,192,101

Total Industrials		177,254,249

Information Technology (14.5%)
Communications Equipment (1.9%)
3Com Corp.*	491,470	3,779,404
ADC Telecommunications, Inc.*^	122,704	896,966
ADTRAN, Inc.^	70,873	1,867,504
Ciena Corp.*	116,000	1,767,840
CommScope, Inc.*	117,644	3,296,385
F5 Networks, Inc.*	99,505	6,120,553
Palm, Inc.*^	209,586	788,043
Plantronics, Inc.	62,240	1,946,867
Polycom, Inc.*	106,929	3,269,889

		23,733,451

Computers & Peripherals (0.4%)
Diebold, Inc.	83,883	2,664,124
NCR Corp.*	199,498	2,753,072

		5,417,196

Electronic Equipment, Instruments & Components (2.3%)
Arrow Electronics, Inc.*	150,225	4,526,279
Avnet, Inc.*	189,996	5,699,880
Ingram Micro, Inc., Class A*	204,999	3,597,733
Itron, Inc.*	50,802	3,686,701
National Instruments Corp.	71,027	$2,368,751
Tech Data Corp.*	63,781	2,672,424
Trimble Navigation Ltd.*	150,814	4,331,378
Vishay Intertechnology, Inc.*	236,793	2,422,392

		29,305,538

Internet Software & Services (0.9%)
AOL, Inc.*	134,900	3,410,272
Digital River, Inc.*	48,851	1,480,185
Equinix, Inc.*	48,972	4,766,935
ValueClick, Inc.*	107,300	1,088,022

		10,745,414

IT Services (2.7%)
Acxiom Corp.*	99,371	1,782,716
Alliance Data Systems Corp.*^	65,809	4,211,118
Broadridge Financial Solutions, Inc.	171,651	3,669,898
Convergys Corp.*	153,900	1,886,814
DST Systems, Inc.	49,167	2,037,972
Gartner, Inc.*	76,085	1,692,130
Global Payments, Inc.	101,705	4,632,663
Hewitt Associates, Inc., Class A*	104,251	4,147,105
Lender Processing Services, Inc.	120,195	4,537,361
ManTech International Corp., Class A*	28,238	1,378,862
NeuStar, Inc., Class A*	93,106	2,346,271
SRA International, Inc., Class A*	54,774	1,138,751

		33,461,661

Office Electronics (0.2%)
Zebra Technologies Corp., Class A* .	73,653	2,180,129

Semiconductors & Semiconductor Equipment (2.5%)
Atmel Corp.*^	568,653	2,860,325
Cree, Inc.*	133,162	9,350,636
Fairchild Semiconductor International, Inc.*	156,594	1,667,726
Integrated Device Technology, Inc.*	208,541	1,278,356
International Rectifier Corp.*	90,040	2,061,916
Intersil Corp., Class A	153,742	2,269,232
Lam Research Corp.*	159,866	5,966,199
RF Micro Devices, Inc.*^	339,930	1,692,852
Semtech Corp.*^	78,040	1,360,237
Silicon Laboratories, Inc.*	57,193	2,726,390

		31,233,869

Software (3.6%)
ACI Worldwide, Inc.*	43,256	891,506
Advent Software, Inc.*	19,871	889,227
ANSYS, Inc.*	111,268	4,800,101
Cadence Design Systems, Inc.*^	340,350	2,266,731
FactSet Research Systems, Inc.^	52,742	3,869,681
Fair Isaac Corp.^	60,584	1,535,199
Informatica Corp.*	112,465	3,020,810
Jack Henry & Associates, Inc.	106,138	2,553,680
Mentor Graphics Corp.*^	124,447	998,065
MICROS Systems, Inc.*	99,968	3,286,948
Parametric Technology Corp.*	147,768	2,667,212
Quest Software, Inc.*	79,060	1,406,477
Rovi Corp.*^	130,144	4,832,247
Solera Holdings, Inc.^	87,100	3,366,415
Sybase, Inc.*^	102,163	4,762,839
Synopsys, Inc.*	182,734	4,087,760

		45,234,898

Total Information Technology		181,312,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (6.6%)
Chemicals (3.6%)
Albemarle Corp.	114,968	$4,901,086
Ashland, Inc.	97,929	5,167,713
Cabot Corp.	81,864	2,488,666
Cytec Industries, Inc.	60,899	2,846,419
Intrepid Potash, Inc.*^	52,000	1,577,160
Lubrizol Corp.	85,836	7,872,878
Minerals Technologies, Inc.	23,654	1,226,223
Olin Corp.^	98,197	1,926,625
RPM International, Inc.	161,566	3,447,818
Scotts Miracle-Gro Co., Class A	57,005	2,642,182
Sensient Technologies Corp.	62,008	1,801,953
Terra Industries, Inc.	125,176	5,728,054
Valspar Corp.	126,731	3,736,030

		45,362,807

Construction Materials (0.4%)
Martin Marietta Materials, Inc.	56,048	4,682,810

Containers & Packaging (1.4%)
AptarGroup, Inc.	85,580	3,367,573
Greif, Inc., Class A	42,990	2,361,011
Packaging Corp. of America	130,415	3,209,513
Silgan Holdings, Inc.^	33,500	2,017,705
Sonoco Products Co.^	126,518	3,895,489
Temple-Inland, Inc.^	133,941	2,736,415

		17,587,706

Metals & Mining (1.1%)
Carpenter Technology Corp.	55,438	2,029,031
Commercial Metals Co.^	142,575	2,147,179
Reliance Steel & Aluminum Co.^	80,099	3,943,274
Steel Dynamics, Inc.	270,285	4,721,879
Worthington Industries, Inc.	77,219	1,335,116

		14,176,479

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*^	158,192	1,431,638

Total Materials		83,241,440

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Cincinnati Bell, Inc.*^	262,866	896,373
tw telecom, Inc.*^	187,400	3,401,310

		4,297,683

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	86,656	1,687,192
Telephone & Data Systems, Inc.	118,107	3,997,922

		5,685,114

Total Telecommunication Services		9,982,797

Utilities (5.7%)
Electric Utilities (1.8%)
Cleco Corp.	76,572	2,032,987
DPL, Inc.	150,093	4,081,029
Great Plains Energy, Inc.	169,286	3,143,641
Hawaiian Electric Industries, Inc.^	115,293	2,588,328
IDACORP, Inc.^	59,662	2,065,498
NV Energy, Inc.	294,980	3,637,103
PNM Resources, Inc.	109,779	1,375,531
Westar Energy, Inc.	137,059	3,056,416

		21,980,533

Gas Utilities (1.8%)
AGL Resources, Inc.	96,878	3,744,335
Atmos Energy Corp.	115,900	$3,311,263
Energen Corp.	89,995	4,187,467
National Fuel Gas Co.^	101,103	5,110,757
UGI Corp.	136,760	3,629,610
WGL Holdings, Inc.	63,337	2,194,627

		22,178,059

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc., Class A*	638,800	804,888

Multi-Utilities (1.8%)
Alliant Energy Corp.^	138,695	4,612,996
Black Hills Corp.^	48,849	1,482,567
MDU Resources Group, Inc.	235,815	5,088,888
NSTAR	134,039	4,747,661
OGE Energy Corp.	121,479	4,730,392
Vectren Corp.	101,699	2,513,999

		23,176,503

Water Utilities (0.2%)
Aqua America, Inc.^	170,466	2,995,088

Total Utilities		71,135,071

Total Common Stocks (97.8%) (Cost $792,272,131)		1,226,784,442

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.3%)
U.S. Treasury Bills
0.14%, 6/17/10 #(p)	$2,455,000	2,454,239

Short-Term Investment of Cash Collateral for Securities Loaned (1.9%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	24,402,258	24,402,258

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,402,258

Time Deposit (2.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	25,616,378	25,616,378

Total Short-Term Investments (4.2%) (Cost/Amortized Cost $52,472,901)		52,472,875

Total Investments (102.0%) (Cost/Amortized Cost $844,745,032)		1,279,257,317
Other Assets Less Liabilities (-2.0%)		(24,760,313)

Net Assets (100%)		$1,254,497,004

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,454,239.

(p)	Yield to maturity.

(v)	Represents the Portfolio's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40; Federal National Mortgage Association, 4.000%-6.500%, maturing 2/2/24-8/1/39; Federal Home Loan Mortgage Corp., 0.625%-5.500%, maturing 9/15/35-5/1/37, which had a total value of $24,890,303.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	342	June-10	$26,516,029	$26,953,020	$436,991

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$179,413,970	$—	$—	$179,413,970
Consumer Staples	48,268,102	—	—	48,268,102
Energy	71,649,952	—	—	71,649,952
Financials	248,957,272	—	—	248,957,272
Health Care	155,569,433	—	—	155,569,433
Industrials	177,254,249	—	—	177,254,249
Information Technology	181,312,156	—	—	181,312,156
Materials	83,241,440	—	—	83,241,440
Telecommunication Services	9,982,797	—	—	9,982,797
Utilities	71,135,071	—	—	71,135,071
Futures	436,991	—	—	436,991
Short-Term Investments	—	52,472,875	—	52,472,875

Total Assets	$1,227,221,433	$52,472,875	$—	$1,279,694,308

Total Liabilities	$—	$—	$—	$—

Total	$1,227,221,433	$52,472,875	$—	$1,279,694,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,436,189
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,390,791

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$432,938,290
Aggregate gross unrealized depreciation	(5,991,990)

Net unrealized appreciation	$426,946,300

Federal income tax cost of investments	$852,311,017

At March 31, 2010, the Portfolio had loaned securities with a total value of $23,718,546. This was secured by collateral of $24,402,258, which was received as cash and subsequently invested in short-term investments currently valued at $24,402,258, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $733,375,105 of which $416,578,506 expires in the year 2016, and $316,796,599 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (0.2%)
Autoliv, Inc.*	69,538	$3,583,293
BorgWarner, Inc.*	2,025	77,314
Federal Mogul Corp.*	11,800	216,648
TRW Automotive Holdings Corp.*	34,260	979,151

		4,856,406

Automobiles (0.3%)
Harley-Davidson, Inc.	193,091	5,420,065
Thor Industries, Inc.	10,268	310,196

		5,730,261

Distributors (0.3%)
Genuine Parts Co.	130,798	5,524,908

Diversified Consumer Services (0.2%)
Career Education Corp.*	1,138	36,006
Education Management Corp.*^	4,800	105,120
Hillenbrand, Inc.	28,419	624,934
Service Corp. International	194,747	1,787,777
Weight Watchers International, Inc.	22,816	582,493

		3,136,330

Hotels, Restaurants & Leisure (1.5%)
Boyd Gaming Corp.*	48,200	476,216
Choice Hotels International, Inc.	15,100	525,631
Hyatt Hotels Corp., Class A*	13,600	529,856
International Game Technology	38,389	708,277
International Speedway Corp., Class A	21,097	543,670
Las Vegas Sands Corp.*^	58,321	1,233,489
Marriott International, Inc., Class A .	131,927	4,158,339
MGM MIRAGE*^	90,095	1,081,140
Penn National Gaming, Inc.*	56,745	1,577,511
Royal Caribbean Cruises Ltd.*	75,691	2,497,046
Starwood Hotels & Resorts Worldwide, Inc.	128,494	5,992,960
Thomas Cook Group plc	983,963	4,028,556
Wendy’s/Arby’s Group, Inc., Class A	157,325	786,625
Wyndham Worldwide Corp.	80,090	2,060,716
Wynn Resorts Ltd.	55,021	4,172,242

		30,372,274

Household Durables (2.8%)
D.R. Horton, Inc.^	231,347	2,914,972
Fortune Brands, Inc.	123,471	5,989,578
Garmin Ltd.^	15,532	597,671
Harman International Industries, Inc.*	24,512	1,146,671
Jarden Corp.	70,701	2,353,636
KB Home	53,443	895,170
Leggett & Platt, Inc.	43,522	941,816
Lennar Corp., Class A	127,827	2,199,903
M.D.C. Holdings, Inc.	229,196	7,932,474
Mohawk Industries, Inc.*	43,505	2,365,802
Newell Rubbermaid, Inc.	189,637	2,882,483
NVR, Inc.*	3,904	2,836,256
Pulte Group, Inc.*	251,073	2,824,571
Stanley Black & Decker, Inc.	128,383	7,370,468
Toll Brothers, Inc.*^	359,769	7,483,195
Whirlpool Corp.	60,066	5,240,759

		55,975,425

Internet & Catalog Retail (0.4%)
Expedia, Inc.	11,630	290,285
Liberty Media Corp. - Interactive, Class A*	492,338	$7,537,695

		7,827,980

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	40,155	1,537,133
Mattel, Inc.	238,974	5,434,269

		6,971,402

Media (2.9%)
Cablevision Systems Corp. - New
York Group, Class A	192,145	4,638,380
CBS Corp., Class B^	833,715	11,621,987
Central European Media Enterprises Ltd., Class A*	26,770	784,629
Clear Channel Outdoor Holdings, Inc., Class A*	29,270	310,555
Discovery Communications, Inc., Class C*	17,311	509,116
DISH Network Corp., Class A	164,549	3,425,910
DreamWorks Animation SKG, Inc., Class A*	55,866	2,200,562
Gannett Co., Inc.	193,850	3,202,402
Interactive Data Corp.	13,870	443,840
Interpublic Group of Cos., Inc.*^	388,517	3,232,461
Lamar Advertising Co., Class A*	43,980	1,510,713
Liberty Global, Inc., Class A*	219,901	6,412,313
Liberty Media Corp., Capital Series, Class A*	64,853	2,358,704
Madison Square Garden, Inc., Class A*	46,236	1,004,708
Meredith Corp.	26,253	903,366
New York Times Co., Class A*	75,627	841,728
Regal Entertainment Group, Class A	31,312	550,152
Scripps Networks Interactive, Inc., Class A	28,126	1,247,388
Virgin Media, Inc.^	691,854	11,941,400
Warner Music Group Corp.*	26,800	185,188
Washington Post Co., Class B	4,942	2,195,138

		59,520,640

Multiline Retail (1.0%)
Big Lots, Inc.*	59,143	2,153,988
Dollar General Corp.*	7,200	181,800
J.C. Penney Co., Inc.	184,111	5,922,851
Macy’s, Inc.	347,333	7,561,440
Sears Holdings Corp.*	40,487	4,390,005

		20,210,084

Specialty Retail (1.2%)
Abercrombie & Fitch Co., Class A	35,672	1,628,070
American Eagle Outfitters, Inc.	128,500	2,379,820
AnnTaylor Stores Corp.*^	91,000	1,883,700
AutoNation, Inc.*^	51,452	930,252
Barnes & Noble, Inc.^	21,178	457,868
CarMax, Inc.*^	44,710	1,123,115
Chico's FAS, Inc.	1,042	15,026
Foot Locker, Inc.	69,444	1,044,438
GameStop Corp., Class A*	16,919	370,695
Limited Brands, Inc.	70,022	1,723,942
Office Depot, Inc.*	179,530	1,432,649
Penske Automotive Group, Inc.*^	16,956	244,506
RadioShack Corp.	87,374	1,977,274
Ross Stores, Inc.	91,800	4,908,546
Sherwin-Williams Co.	10,828	732,839
Signet Jewelers Ltd.*	68,398	2,211,991
Tiffany & Co.	7,170	340,503

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Williams-Sonoma, Inc.	41,331	$1,086,592

		24,491,826

Textiles, Apparel & Luxury Goods (0.5%)
Phillips-Van Heusen Corp.	12,514	717,803
Polo Ralph Lauren Corp.	1,893	160,981
VF Corp.	116,186	9,312,308

		10,191,092

Total Consumer Discretionary		234,808,628

Consumer Staples (5.0%)
Beverages (0.9%)
Brown-Forman Corp., Class B	11,325	673,271
Central European Distribution Corp.*	49,089	1,718,606
Coca-Cola Enterprises, Inc.	36,772	1,017,113
Constellation Brands, Inc., Class A*	156,368	2,570,690
Dr. Pepper Snapple Group, Inc.	207,199	7,287,189
Molson Coors Brewing Co., Class B	100,816	4,240,321

		17,507,190

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*	33,712	1,247,007
Rite Aid Corp.*	455,200	682,800
Safeway, Inc.	322,860	8,026,300
SUPERVALU, Inc.	175,205	2,922,419
Whole Foods Market, Inc.*	16,240	587,076

		13,465,602

Food Products (3.3%)
BRF - Brasil Foods S.A.	141,400	3,822,137
BRF - Brasil Foods S.A. (ADR)^	5,200	285,688
Bunge Ltd.^	153,770	9,476,845
Campbell Soup Co.	50,363	1,780,332
ConAgra Foods, Inc.	370,939	9,299,441
Corn Products International, Inc.	57,595	1,996,243
Dean Foods Co.*^	224,700	3,525,543
Del Monte Foods Co.	164,415	2,400,459
Flowers Foods, Inc.	5,915	146,337
H.J. Heinz Co.	48,068	2,192,382
Hershey Co.	51,645	2,210,922
Hormel Foods Corp.	50,010	2,100,920
J.M. Smucker Co.	97,208	5,857,754
Mead Johnson Nutrition Co., Class A	82,700	4,302,881
PureCircle Ltd.*	759,484	2,817,904
Ralcorp Holdings, Inc.*	44,067	2,986,861
Sara Lee Corp.	429,742	5,986,306
Smithfield Foods, Inc.*^	103,639	2,149,473
Tyson Foods, Inc., Class A	250,846	4,803,701

		68,142,129

Household Products (0.1%)
Clorox Co.	11,951	766,537
Energizer Holdings, Inc.*	6,351	398,589

		1,165,126

Personal Products (0.0%)
Alberto-Culver Co.	5,338	139,589
NBTY, Inc.*	10,853	520,727

		660,316

Tobacco (0.0%)
Lorillard, Inc.	14,005	1,053,736

Total Consumer Staples		101,994,099

Energy (7.3%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	3,523	122,002
BJ Services Co.	243,188	5,204,223
Cameron International Corp.*	14,200	608,612
Cie Generale de Geophysique- Veritas (ADR)*^	157,400	$4,457,568
Ensco plc (ADR)	46,500	2,082,270
Exterran Holdings, Inc.*^	23,888	577,373
Helix Energy Solutions Group, Inc.* .	79,217	1,032,198
Helmerich & Payne, Inc.	58,741	2,236,857
Nabors Industries Ltd.*	233,622	4,586,000
Oil States International, Inc.*	39,593	1,795,147
Patterson-UTI Energy, Inc.	107,452	1,501,105
Pride International, Inc.*	69,285	2,086,171
Rowan Cos., Inc.*	77,193	2,247,088
SBM Offshore N.V.	158,794	3,177,449
SEACOR Holdings, Inc.*	17,646	1,423,326
Seahawk Drilling, Inc.*	2,685	50,612
Smith International, Inc.	83,654	3,582,064
Superior Energy Services, Inc.*	59,861	1,258,278
Tidewater, Inc.	42,207	1,995,125
Unit Corp.*	33,704	1,425,005

		41,448,473

Oil, Gas & Consumable Fuels (5.3%)
Arch Coal, Inc.	130,958	2,992,390
Cabot Oil & Gas Corp.	84,488	3,109,158
Cimarex Energy Co.	66,218	3,932,025
Cobalt International Energy, Inc.*	221,200	3,008,320
Comstock Resources, Inc.*	34,497	1,097,005
Concho Resources, Inc.*	65,631	3,305,177
Consol Energy, Inc.	72,600	3,097,116
Continental Resources, Inc.*	11,642	495,367
Denbury Resources, Inc.*	327,310	5,521,720
El Paso Corp.	422,294	4,577,667
EXCO Resources, Inc.	10,913	200,581
Forest Oil Corp.*^	56,163	1,450,129
Frontier Oil Corp.	12,089	163,201
Frontline Ltd.^	43,290	1,325,973
Mariner Energy, Inc.*	3,346	50,090
Massey Energy Co.	14,998	784,245
Murphy Oil Corp.	157,261	8,836,496
Newfield Exploration Co.*^	242,031	12,597,714
Noble Energy, Inc.^	182,102	13,293,446
Overseas Shipholding Group, Inc.	19,879	779,853
Pioneer Natural Resources Co.	94,228	5,306,921
Plains Exploration & Production Co.*	49,591	1,487,234
Range Resources Corp.	109,476	5,131,140
SandRidge Energy, Inc.*^	112,724	867,975
Southern Union Co.	88,524	2,245,854
Spectra Energy Corp.	533,906	12,028,902
St. Mary Land & Exploration Co.	37,110	1,291,799
Sunoco, Inc.	96,690	2,872,660
Teekay Corp.	20,731	471,423
Tesoro Corp.	69,686	968,635
Whiting Petroleum Corp.*	41,486	3,353,728

		106,643,944

Total Energy		148,092,417

Financials (25.0%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*^	46,000	3,634,000
Ameriprise Financial, Inc.^	383,631	17,401,502
Federated Investors, Inc., Class B^	2,066	54,501
Invesco Ltd.^	542,771	11,892,113
Investment Technology Group, Inc.*	30,114	502,603
Janus Capital Group, Inc.	15,983	228,397
Jefferies Group, Inc.^	17,887	423,385
Legg Mason, Inc.	131,253	3,763,023
Raymond James Financial, Inc.^	75,698	2,024,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Solar Capital Ltd.	19,200	$405,888
TD Ameritrade Holding Corp.*	251,200	4,787,872

		45,117,449

Commercial Banks (4.5%)
Associated Banc-Corp^	217,652	3,003,598
BancorpSouth, Inc.^	63,680	1,334,733
Bank of Hawaii Corp.	36,367	1,634,697
BOK Financial Corp.^	9,569	501,798
CapitalSource, Inc.	176,550	986,914
City National Corp./California^	32,940	1,777,772
Comerica, Inc.^	275,230	10,469,749
Commerce Bancshares, Inc./Missouri	30,365	1,249,216
Cullen/Frost Bankers, Inc.^	39,593	2,209,289
Fifth Third Bancorp	657,723	8,938,456
First Citizens BancShares, Inc./North Carolina, Class A	4,604	915,091
First Horizon National Corp.*	182,524	2,564,465
Fulton Financial Corp.	134,113	1,366,611
Huntington Bancshares, Inc./Ohio^	1,232,796	6,620,115
KeyCorp	728,683	5,647,293
M&T Bank Corp.	62,955	4,997,368
Marshall & Ilsley Corp.	437,232	3,519,718
Popular, Inc.*	542,144	1,577,639
Regions Financial Corp.^	956,479	7,508,360
SunTrust Banks, Inc.	412,097	11,040,079
Susquehanna Bancshares, Inc.^	161,700	1,586,277
Synovus Financial Corp.^	309,019	1,016,672
TCF Financial Corp.^	109,042	1,738,129
Umpqua Holdings Corp.	62,500	828,750
Valley National Bancorp	117,257	1,802,240
Whitney Holding Corp./Louisiana^	81,088	1,118,204
Wilmington Trust Corp.^	69,437	1,150,571
Zions Bancorp.^	125,785	2,744,629

		89,848,433

Consumer Finance (0.6%)
AmeriCredit Corp.*	47,080	1,118,621
Discover Financial Services	443,802	6,612,650
SLM Corp.*	302,356	3,785,497
Student Loan Corp.	3,253	115,579

		11,632,347

Diversified Financial Services (1.0%)
Interactive Brokers Group, Inc., Class A*	30,097	486,067
Leucadia National Corp.*	95,610	2,372,084
NASDAQ OMX Group, Inc.*	61,128	1,291,023
NYSE Euronext	159,380	4,719,242
PHH Corp.*^	502,200	11,836,854

		20,705,270

Insurance (8.3%)
Alleghany Corp.*	4,450	1,294,112
Allied World Assurance Co. Holdings Ltd./Bermuda	41,169	1,846,430
American Financial Group, Inc./Ohio	71,232	2,026,550
American International Group, Inc.*^	63,041	2,152,220
American National Insurance Co.	13,538	1,537,105
Aon Corp.	226,704	9,682,528
Arch Capital Group Ltd.*	38,478	2,933,948
Arthur J. Gallagher & Co.	323	7,930
Aspen Insurance Holdings Ltd.	69,095	1,992,700
Assurant, Inc.	98,379	3,382,270
Axis Capital Holdings Ltd.	80,213	2,507,458
Brown & Brown, Inc.^	18,360	329,011
Cincinnati Financial Corp.	120,877	3,493,345
CNA Financial Corp.*^	12,772	341,268
Endurance Specialty Holdings Ltd.	27,512	$1,022,071
Erie Indemnity Co., Class A	5,570	240,234
Everest Reinsurance Group Ltd.	105,849	8,566,360
Fidelity National Financial, Inc., Class A	290,213	4,300,957
First American Corp.	137,935	4,667,720
Genworth Financial, Inc., Class A*	233,236	4,277,548
Hanover Insurance Group, Inc.	34,704	1,513,441
Hartford Financial Services Group, Inc.	365,455	10,386,231
HCC Insurance Holdings, Inc.	86,493	2,387,207
Lincoln National Corp.	173,390	5,323,073
Markel Corp.*^	7,953	2,979,671
Marsh & McLennan Cos., Inc.	394,736	9,639,453
MBIA, Inc.*^	101,049	633,577
Mercury General Corp.	19,460	850,791
Old Republic International Corp.	196,736	2,494,612
OneBeacon Insurance Group Ltd., Class A	16,200	279,450
PartnerReinsurance Ltd.^	83,118	6,626,167
Platinum Underwriters Holdings Ltd.	119,000	4,412,520
Primerica, Inc.*	13,100	196,500
Principal Financial Group, Inc.^	167,400	4,889,754
Progressive Corp.	504,117	9,623,594
Protective Life Corp.	65,855	1,448,151
Reinsurance Group of America, Inc.	207,735	10,910,242
RenaissanceReinsurance Holdings Ltd.	50,431	2,862,464
StanCorp Financial Group, Inc.	37,724	1,796,794
Symetra Financial Corp.*	17,600	231,968
Torchmark Corp.	67,408	3,607,002
Transatlantic Holdings, Inc.	19,661	1,038,101
Unitrin, Inc.	34,142	957,683
Unum Group^	628,988	15,580,033
Validus Holdings Ltd.	64,197	1,767,343
W.R. Berkley Corp.	67,950	1,772,816
Wesco Financial Corp.	916	353,118
White Mountains Insurance Group Ltd.	6,474	2,298,270
XL Capital Ltd., Class A	281,535	5,321,011

		168,782,802

Real Estate Investment Trusts (REITs) (6.8%)
Alexandria Real Estate Equities, Inc. (REIT)	26,379	1,783,220
AMB Property Corp. (REIT)	118,600	3,230,664
Annaly Capital Management, Inc. (REIT)	448,968	7,713,270
Apartment Investment & Management Co. (REIT), Class A	93,588	1,722,955
AvalonBay Communities, Inc. (REIT)	65,581	5,662,919
Boston Properties, Inc. (REIT)	114,149	8,611,401
Brandywine Realty Trust (REIT)	109,249	1,333,930
BRE Properties, Inc. (REIT)^	41,161	1,471,506
Camden Property Trust (REIT)	54,696	2,276,994
Chimera Investment Corp. (REIT)	1,891,936	7,359,631
Corporate Office Properties Trust/Maryland (REIT)	43,842	1,759,379
Douglas Emmett, Inc. (REIT)	96,800	1,487,816
Duke Realty Corp. (REIT)	178,010	2,207,324
Equity Residential (REIT)	225,638	8,833,728
Essex Property Trust, Inc. (REIT)	22,344	2,009,843
Federal Realty Investment Trust (REIT)^	39,659	2,887,572
HCP, Inc. (REIT)	148,098	4,887,234
Health Care REIT, Inc. (REIT)	49,440	2,236,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hospitality Properties Trust (REIT)	99,661	$2,386,881
Host Hotels & Resorts, Inc. (REIT)	533,813	7,820,360
HRPT Properties Trust (REIT)	214,393	1,667,978
Kimco Realty Corp. (REIT)	334,678	5,234,364
Liberty Property Trust (REIT)	90,734	3,079,512
Macerich Co. (REIT)	78,706	3,015,227
Mack-Cali Realty Corp. (REIT)^	64,015	2,256,529
Nationwide Health Properties, Inc. (REIT)	17,944	630,732
Piedmont Office Realty Trust, Inc. (REIT), Class A	82,600	1,639,610
Plum Creek Timber Co., Inc. (REIT)^	85,777	3,337,583
ProLogis (REIT)	392,797	5,184,920
Rayonier, Inc. (REIT)	31,716	1,440,858
Realty Income Corp. (REIT)^	80,606	2,473,798
Regency Centers Corp. (REIT)^	73,230	2,743,928
Senior Housing Properties Trust (REIT)	103,755	2,298,173
SL Green Realty Corp. (REIT)	60,239	3,449,888
Taubman Centers, Inc. (REIT)^	42,453	1,694,724
UDR, Inc. (REIT)	123,162	2,172,578
Ventas, Inc. (REIT)	128,524	6,102,319
Vornado Realty Trust (REIT)	126,824	9,600,577
Weingarten Realty Investors (REIT)	85,709	1,847,886

		137,553,982

Real Estate Management & Development (0.7%)
BR Malls Participacoes S.A.*	226,400	2,673,489
BR Properties S.A.	451,300	3,263,541
Forest City Enterprises, Inc., Class A*^	91,697	1,321,354
Iguatemi Empresa de Shopping Centers S.A.	115,200	1,942,079
Jones Lang LaSalle, Inc.	32,553	2,372,788
Multiplan Empreendimentos Imobiliarios S.A.	187,700	3,143,198

		14,716,449

Thrifts & Mortgage Finance (0.9%)
Beneficial Mutual Bancorp, Inc.*^	93,706	888,333
First Niagara Financial Group, Inc.	144,464	2,054,278
Hudson City Bancorp, Inc.	172,589	2,443,860
New York Community Bancorp, Inc.	338,422	5,597,500
People’s United Financial, Inc.	304,539	4,762,990
TFS Financial Corp.	54,689	730,098
Washington Federal, Inc.	85,631	1,740,022

		18,217,081

Total Financials		506,573,813

Health Care (4.6%)
Biotechnology (0.0%)
Theravance, Inc.*^	71,800	956,376

Health Care Equipment & Supplies (0.5%)
Cooper Cos., Inc.	35,808	1,392,215
Hill-Rom Holdings, Inc.	27,068	736,520
Hologic, Inc.*	185,363	3,436,630
Inverness Medical Innovations, Inc.*	34,678	1,350,708
Kinetic Concepts, Inc.*	29,893	1,429,184
Teleflex, Inc.	16,593	1,063,114

		9,408,371

Health Care Providers & Services (2.3%)
Amedisys, Inc.*^	63,100	3,484,382
AmerisourceBergen Corp.^	231,419	6,692,637
Brookdale Senior Living, Inc.*	34,100	710,303
CIGNA Corp.	424,725	15,536,441
Community Health Systems, Inc.*	34,547	$1,275,821
Coventry Health Care, Inc.*	86,462	2,137,341
Emdeon, Inc., Class A*	2,300	37,996
Health Net, Inc.*	80,957	2,013,401
Humana, Inc.*	88,133	4,121,980
LifePoint Hospitals, Inc.*	41,665	1,532,439
Lincare Holdings, Inc.*^	7,647	343,197
MEDNAX, Inc.*	24,500	1,425,655
Omnicare, Inc.	53,632	1,517,249
Team Health Holdings, Inc.*	134,700	2,262,960
Tenet Healthcare Corp.*	119,076	681,115
Universal Health Services, Inc., Class B	65,494	2,298,184

		46,071,101

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	14,859	584,107
Life Technologies Corp.*	15,016	784,886
PerkinElmer, Inc.	72,506	1,732,894

		3,101,887

Pharmaceuticals (1.6%)
Endo Pharmaceuticals Holdings, Inc.*^	211,312	5,005,981
Forest Laboratories, Inc.*	248,513	7,793,368
Impax Laboratories, Inc.*	492,900	8,813,052
King Pharmaceuticals, Inc.*^	563,849	6,630,864
Mylan, Inc.*^	69,174	1,570,942
Watson Pharmaceuticals, Inc.*	85,118	3,555,379

		33,369,586

Total Health Care		92,907,321

Industrials (10.4%)
Aerospace & Defense (1.2%)
BE Aerospace, Inc.*	35,385	1,077,474
Esterline Technologies Corp.*^	68,100	3,366,183
ITT Corp.	134,820	7,227,700
L-3 Communications Holdings, Inc .	96,130	8,808,392
Spirit AeroSystems Holdings, Inc., Class A*	56,698	1,325,599
Teledyne Technologies, Inc.*^	68,700	2,835,249

		24,640,597

Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	2,400	36,768

Airlines (0.9%)
Delta Air Lines, Inc.*^	860,875	12,560,166
Southwest Airlines Co.	414,357	5,477,800

		18,037,966

Building Products (0.2%)
Armstrong World Industries, Inc.*	8,263	300,029
Masco Corp.	159,825	2,480,484
Owens Corning, Inc.*	41,025	1,043,676
USG Corp.*	31,298	537,074

		4,361,263

Commercial Services & Supplies (1.0%)
Avery Dennison Corp.	74,482	2,711,890
Cintas Corp.	86,208	2,421,583
Corrections Corp. of America*	78,244	1,553,926
Covanta Holding Corp.*	102,544	1,708,383
KAR Auction Services, Inc.*	7,500	112,950
Pitney Bowes, Inc.	168,460	4,118,847
R.R. Donnelley & Sons Co.	123,935	2,646,012
Republic Services, Inc.	180,088	5,226,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.*	13,164	$447,049

		20,946,794

Construction & Engineering (0.6%)
KBR, Inc.	127,475	2,824,846
Quanta Services, Inc.*	171,194	3,280,077
Shaw Group, Inc.*	9,210	317,008
URS Corp.*	125,052	6,203,830

		12,625,761

Electrical Equipment (1.0%)
A123 Systems, Inc.*	4,200	57,708
AMETEK, Inc.^	119,000	4,933,740
General Cable Corp.*	41,098	1,109,646
Hubbell, Inc., Class B	40,297	2,032,178
Rockwell Automation, Inc.	104,920	5,913,291
Roper Industries, Inc.	9,415	544,564
Thomas & Betts Corp.*	152,877	5,998,893

		20,590,020

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	34,791	1,325,537
Textron, Inc.^	419,811	8,912,588

		10,238,125

Machinery (4.0%)
AGCO Corp.*^	174,745	6,268,103
Barnes Group, Inc.^	282,642	5,497,387
Bucyrus International, Inc.	48,744	3,216,617
Crane Co.	16,705	593,027
Cummins, Inc.	111,462	6,905,071
Dover Corp.	121,012	5,657,311
Eaton Corp.	136,577	10,348,439
Gardner Denver, Inc.	41,102	1,810,132
Graco, Inc.	23,043	737,376
Harsco Corp.	13,743	438,951
IDEX Corp.	22,779	753,985
Joy Global, Inc.	6,681	378,145
Kennametal, Inc.	65,039	1,828,897
Lincoln Electric Holdings, Inc.	32,690	1,776,048
Manitowoc Co., Inc.^	103,985	1,351,805
Oshkosh Corp.*	70,029	2,824,970
Parker Hannifin Corp.	132,195	8,558,304
Pentair, Inc.^	247,299	8,808,790
Snap-On, Inc.	32,867	1,424,456
SPX Corp.	38,226	2,535,148
Terex Corp.*^	279,399	6,345,151
Timken Co.	79,387	2,382,404
Trinity Industries, Inc.^	59,952	1,196,642
WABCO Holdings, Inc.*	4,213	126,053

		81,763,212

Marine (0.1%)
Alexander & Baldwin, Inc.^	30,791	1,017,642
Kirby Corp.*	31,978	1,219,961

		2,237,603

Professional Services (0.3%)
Equifax, Inc.	20,675	740,165
Manpower, Inc.	61,451	3,510,081
Verisk Analytics, Inc., Class A*	18,000	507,600

		4,757,846

Road & Rail (0.5%)
Con-way, Inc.	24,294	853,205
Hertz Global Holdings, Inc.*	149,444	1,492,946
J.B. Hunt Transport Services, Inc.^	118,900	4,266,132
Kansas City Southern*	39,251	1,419,709
Ryder System, Inc.	44,648	1,730,556

		9,762,548

Trading Companies & Distributors (0.1%)
GATX Corp.	22,865	$655,082
WESCO International, Inc.*^	14,872	516,207

		1,171,289

Total Industrials		211,169,792

Information Technology (6.3%)
Communications Equipment (0.6%)
Brocade Communications Systems, Inc.*	229,520	1,310,559
Ciena Corp.*^	61,098	931,134
CommScope, Inc.*	72,868	2,041,761
EchoStar Corp., Class A*	28,533	578,649
Harris Corp.	23,541	1,117,962
JDS Uniphase Corp.*^	208,532	2,612,906
Tellabs, Inc.	318,282	2,409,395

		11,002,366

Computers & Peripherals (0.4%)
Diebold, Inc.	3,200	101,632
Lexmark International, Inc., Class A*	63,005	2,273,220
SanDisk Corp.*^	95,479	3,306,438
Seagate Technology*	37,563	685,900
Teradata Corp.*	24,248	700,525
Western Digital Corp.*	16,924	659,867

		7,727,582

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	377,030	11,359,914
Avnet, Inc.*	76,497	2,294,910
AVX Corp.	26,600	377,720
Flextronics International Ltd.*	540,581	4,238,155
Ingram Micro, Inc., Class A*	129,236	2,268,092
Itron, Inc.*	400	29,028
Jabil Circuit, Inc.	74,881	1,212,323
Kingboard Laminates Holdings Ltd.	7,415,500	6,465,909
Molex, Inc.	101,713	2,121,733
Tech Data Corp.*	38,599	1,617,298
Vishay Intertechnology, Inc.*	111,493	1,140,574

		33,125,656

Internet Software & Services (0.1%)
IAC/InterActiveCorp*	41,638	946,848
Monster Worldwide, Inc.*	40,473	672,257

		1,619,105

IT Services (0.8%)
Amdocs Ltd.*	134,191	4,040,491
Broadridge Financial Solutions, Inc.	36,974	790,504
Computer Sciences Corp.*	123,329	6,720,197
Convergys Corp.*	62,847	770,505
DST Systems, Inc.	1,500	62,175
Fidelity National Information Services, Inc.	100,736	2,361,252
SAIC, Inc.*	80,780	1,429,806
Total System Services, Inc.	33,029	517,234

		16,692,164

Office Electronics (0.4%)
Xerox Corp.	859,795	8,383,001
Zebra Technologies Corp., Class A*	600	17,760

		8,400,761

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	212,702	1,971,748
Atmel Corp.*^	347,313	1,746,984
Cypress Semiconductor Corp.*	7,307	84,030
Fairchild Semiconductor International, Inc.*	93,924	1,000,291
Integrated Device Technology, Inc.*	94,264	577,838

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
International Rectifier Corp.*	28,069	$642,780
Intersil Corp., Class A	43,963	648,894
KLA-Tencor Corp.	140,282	4,337,519
Linear Technology Corp.^	99,200	2,805,376
LSI Corp.*	530,681	3,247,768
Marvell Technology Group Ltd.*	40,093	817,095
Maxim Integrated Products, Inc.	41,359	801,951
Microchip Technology, Inc.	13,929	392,241
Micron Technology, Inc.*	575,340	5,977,783
Novellus Systems, Inc.*	29,047	726,175
PMC-Sierra, Inc.*	177,405	1,582,453
Teradyne, Inc.*^	225,600	2,519,952
Varian Semiconductor Equipment Associates, Inc.*	247,550	8,198,856

		38,079,734

Software (0.5%)
Autodesk, Inc.*	58,678	1,726,307
CA, Inc.	71,296	1,673,317
Compuware Corp.*	180,006	1,512,050
McAfee, Inc.*	77,900	3,126,127
Novell, Inc.*	147,027	880,692
Nuance Communications, Inc.*^	14,150	235,456
Rovi Corp.*	21,276	789,978
Synopsys, Inc.*	36,950	826,571

		10,770,498

Total Information Technology		127,417,866

Materials (7.2%)
Chemicals (2.6%)
Agrium, Inc. (When Issued)	59,100	4,174,233
Airgas, Inc.	67,550	4,297,531
Albemarle Corp.	66,702	2,843,506
Ashland, Inc.	56,376	2,974,961
Cabot Corp.	52,655	1,600,712
CF Industries Holdings, Inc.	6,400	583,552
Cytec Industries, Inc.	100,027	4,675,262
Eastman Chemical Co.	60,587	3,858,180
FMC Corp.^	116,966	7,081,122
Huntsman Corp.	136,763	1,647,994
International Flavors & Fragrances, Inc.	2,061	98,248
Intrepid Potash, Inc.*^	549	16,651
Lubrizol Corp.	4,407	404,210
Methanex Corp.	39,600	962,676
Nalco Holding Co.	158,900	3,866,037
PPG Industries, Inc.	135,664	8,872,426
RPM International, Inc.	49,019	1,046,065
Terra Industries, Inc.	23,500	1,075,360
Valhi, Inc.	3,450	67,896
Valspar Corp.	82,164	2,422,195

		52,568,817

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	20,430	1,706,927
Vulcan Materials Co.^	103,147	4,872,664

		6,579,591

Containers & Packaging (1.5%)
AptarGroup, Inc.	51,991	2,045,846
Ball Corp.	25,990	1,387,346
Bemis Co., Inc.	87,232	2,505,303
Greif, Inc., Class A	96,946	5,324,274
Owens-Illinois, Inc.*	208,865	7,423,062
Packaging Corp. of America	70,697	1,739,853
Pactiv Corp.*	17,172	432,391
Rexam plc	818,621	3,638,572
Sealed Air Corp.	132,640	$2,796,051
Sonoco Products Co.	76,969	2,369,876
Temple-Inland, Inc.	86,354	1,764,212

		31,426,786

Metals & Mining (1.6%)
AK Steel Holding Corp.	88,025	2,012,252
Allegheny Technologies, Inc.	80,458	4,343,928
Carpenter Technology Corp.	33,642	1,231,297
Cliffs Natural Resources, Inc.	97,695	6,931,460
Commercial Metals Co.	92,001	1,385,535
Compass Minerals International, Inc.^	11,771	944,387
Reliance Steel & Aluminum Co.	48,886	2,406,658
Royal Gold, Inc.	23,768	1,098,319
Schnitzer Steel Industries, Inc., Class A	2,809	147,557
Steel Dynamics, Inc.	168,637	2,946,088
Titanium Metals Corp.*	67,424	1,118,564
United States Steel Corp.^	118,651	7,536,712

		32,102,757

Paper & Forest Products (1.2%)
International Paper Co.	357,165	8,789,831
MeadWestvaco Corp.	142,534	3,641,744
Sino-Forest Corp.*§	64,300	1,259,853
Sino-Forest Corp. (ADR)*	93,000	1,822,183
Weyerhaeuser Co.	175,386	7,939,724

		23,453,335

Total Materials		146,131,286

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.0%)
CenturyTel, Inc.	244,604	8,673,658
Frontier Communications Corp.	141,768	1,054,754
Level 3 Communications, Inc.*^	1,311,175	2,124,103
Qwest Communications International, Inc.	1,211,510	6,324,082
Windstream Corp.	202,758	2,208,035

		20,384,632

Wireless Telecommunication Services (0.7%)
Clearwire Corp., Class A*^	46,940	335,621
Crown Castle International Corp.*	151,824	5,804,232
Leap Wireless International, Inc.*	12,098	197,923
NII Holdings, Inc.*	127,951	5,330,439
Telephone & Data Systems, Inc.	69,850	2,364,422
U.S. Cellular Corp.*	13,680	566,078

		14,598,715

Total Telecommunication Services		34,983,347

Utilities (8.6%)
Electric Utilities (2.8%)
Allegheny Energy, Inc.	170,030	3,910,690
DPL, Inc.	77,364	2,103,527
Edison International	268,631	9,179,121
Great Plains Energy, Inc.^	111,096	2,063,053
Hawaiian Electric Industries, Inc.^	69,550	1,561,397
Northeast Utilities	373,139	10,313,562
NV Energy, Inc.	677,337	8,351,565
Pepco Holdings, Inc.	183,735	3,151,055
Pinnacle West Capital Corp.	81,982	3,093,181
Progress Energy, Inc.	230,024	9,053,745
Westar Energy, Inc.	199,142	4,440,867

		57,221,763

Gas Utilities (1.3%)
AGL Resources, Inc.	63,173	2,441,636
Atmos Energy Corp.	75,589	2,159,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Energen Corp.	55,447	$2,579,949
National Fuel Gas Co.	54,611	2,760,586
ONEOK, Inc.	87,116	3,976,845
Questar Corp.	142,933	6,174,706
UGI Corp.	230,290	6,111,897

		26,205,197

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	102,409	1,126,499
Calpine Corp.*	130,516	1,551,835
Constellation Energy Group, Inc.	21,302	747,913
Dynegy, Inc., Class A*^	362,529	456,787
Mirant Corp.*	121,867	1,323,476
NRG Energy, Inc.*	221,146	4,621,951
RRI Energy, Inc.*	299,939	1,106,775

		10,935,236

Multi-Utilities (3.9%)
Alliant Energy Corp.	90,074	2,995,861
Ameren Corp.	197,279	5,145,036
CenterPoint Energy, Inc.	51,043	732,977
CMS Energy Corp.	189,801	2,934,323
Consolidated Edison, Inc.	226,296	10,079,224
DTE Energy Co.	136,113	6,070,640
Integrys Energy Group, Inc.	47,490	2,250,076
MDU Resources Group, Inc.	143,038	3,086,760
NiSource, Inc.	230,553	3,642,737
NSTAR	82,849	2,934,512
OGE Energy Corp.	74,496	2,900,874
SCANA Corp.	99,296	3,732,537
Sempra Energy	201,493	10,054,501
TECO Energy, Inc.	177,712	2,823,844
Vectren Corp.	61,460	1,519,291
Wisconsin Energy Corp.^	192,194	9,496,306
Xcel Energy, Inc.	375,399	7,958,459

		78,357,958

Water Utilities (0.1%)
American Water Works Co., Inc.	47,071	1,024,265
Aqua America, Inc.^	103,740	1,822,712

		2,846,977

Total Utilities		175,567,131

Total Common Stocks (87.7%) (Cost $1,657,189,432)		1,779,645,700

CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Umpqua Holdings Corp.
15.000%*^	103,000	1,356,510

Total Convertible Preferred Stocks (0.1%) (Cost $1,141,037)		1,356,510

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.7%)
iShares Morningstar Mid Core Index Fund	16,366	1,208,629
iShares Morningstar Mid Growth Index Fund^	14,330	1,167,322
iShares Morningstar Mid Value Index Fund	334,737	23,672,601
iShares Russell Midcap Growth Index Fund	26,054	1,264,140
iShares Russell Midcap Index Fund	9,105	$813,076
iShares Russell Midcap Value Index Fund	3,644,275	146,973,611
iShares S&P MidCap 400 Growth Index Fund	13,800	1,170,792
iShares S&P MidCap 400 Index Fund	12,855	1,011,688
iShares S&P MidCap 400/BARRA Value Index Fund	542,321	38,683,757
SPDR Dow Jones Mid Cap Value ETF	23,094	1,148,742

Total Investment Companies (10.7%) (Cost $209,344,727)		217,114,358

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (1.4%)
Credit Agricole S.A./New York
0.41%, 7/2/10 (l)	$9,999,083	10,000,053
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	18,447,456	18,447,456

Total Short-Term Investments of Cash Collateral for Securities Loaned		28,447,509

Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 4/1/10	30,984,466	30,984,466

Total Short-Term Investments (2.9%) (Cost/Amortized Cost $59,431,005)		59,431,975

Total Investments (101.4%) (Cost/Amortized Cost $1,927,106,201)		2,057,548,543
Other Assets Less Liabilities (-1.4%)		(27,709,027)

Net Assets (100%)		$2,029,839,516

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $1,259,853 or 0.1% of net assets. Securities denoted with “§”but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%- 15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $18,816,405.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 E-Mini Index	323	June-10	$25,548,580	$25,455,630	$(92,950)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$230,780,072	$4,028,556	$—	$234,808,628
Consumer Staples	99,176,195	2,817,904	—	101,994,099
Energy	144,914,968	3,177,449	—	148,092,417
Financials	506,377,313	196,500	—	506,573,813
Health Care	92,907,321	—	—	92,907,321
Industrials	211,169,792	—	—	211,169,792
Information Technology	120,951,957	6,465,909	—	127,417,866
Materials	142,492,714	3,638,572	—	146,131,286
Telecommunication Services	34,983,347	—	—	34,983,347
Utilities	175,567,131	—	—	175,567,131
Convertible Preferred Stocks
Financials	1,356,510	—	—	1,356,510
Investment Companies
Exchange Traded Funds (ETFs)	217,114,358	—	—	217,114,358
Short-Term Investments	—	59,431,975	—	59,431,975

Total Assets	$1,977,791,678	$79,756,865	$—	$2,057,548,543

Liabilities:
Forward Currency Contracts	$—	$—	$—	$—
Futures	(92,950)	—	—	(92,950)

Total Liabilities	$(92,950)	$—	$—	$(92,950)

Total	$1,977,698,728	$79,756,865	$—	$2,057,455,593

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$89,402,004
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$176,544,924

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$195,086,758
Aggregate gross unrealized depreciation	(127,058,404)

Net unrealized appreciation	$68,028,354

Federal income tax cost of investments	$1,989,520,189

At March 31, 2010, the Portfolio had loaned securities with a total value of $ 27,557,343. This was secured by collateral of $28,446,539, which was received as cash and subsequently invested in short-term investments currently valued at $28,447,509, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $823,058,382 of which $60,990,178 expires in the year 2015, $468,590,638 expires in the year 2016, and $293,477,566 expires in the year 2017.

Included in the capital loss carryforward amounts are $383,587,435 of losses acquired from EQ/Ariel Appreciation II, EQ/Lord Abbett Mid Cap Value and EQ/Van Kampen Real Estate as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Bank Note (1.4%)
Bank of America N.A.
0.19%, 5/3/10	$25,000,000	$25,000,000

Certificates of Deposit (11.1%)
Banco Bilbao Vizcaya Argentaria, S.A./New York
0.20%, 5/18/10	25,000,000	25,000,000
Bank of Nova Scotia
0.19%, 6/8/10	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.20%, 4/26/10	25,000,000	25,000,000
Citibank N.A./New York
0.23%, 5/24/10	25,000,000	25,000,000
Credit Industriel et Commercial/New York
0.26%, 4/19/10	25,000,000	25,000,000
Mizuho Corporate Bank/New York
0.19%, 4/12/10	25,000,000	25,000,000
Nordea Bank Finland plc
0.18%, 5/8/10	25,000,000	25,000,000
Svenska Handelsbanken/New York
0.18%, 4/27/10	20,000,000	20,000,144

Total Certificates of Deposit		195,000,144

Commercial Paper (53.6%)
Abbey National North America LLC
0.00%, 4/1/10(p)	70,000,000	70,000,000
Atlantic Asset Securitization Corp.
0.18%, 4/27/10(n)(p)	20,000,000	19,997,256
Barclays U.S. Funding LLC
0.17%, 4/30/10(p)	25,000,000	24,996,375
Cafco LLC
0.20%, 6/2/10(n)(p)	25,000,000	24,991,389
Cancara Asset Securitisation LLC
0.25%, 6/10/10(n)(p)	25,000,000	24,987,847
Chariot Funding LLC
0.20%, 6/7/10(n)(p)	25,000,000	24,990,694
CHARTA, LLC
0.23%, 6/3/10(n)(p)	24,000,000	23,990,340
Ciesco LLC
0.20%, 6/2/10(n)(p)	25,000,000	24,991,389
Commonwealth Bank of Australia
0.21%, 6/7/10(p)	20,000,000	19,992,183
Credit Agricole North America, Inc.
0.00%, 4/1/10(p)	70,000,000	70,000,000
Edison Asset Securitization LLC
0.18%, 4/27/10(n)(p)	25,000,000	24,996,569
Gemini Securitization Corp. LLC
0.18%, 5/3/10(n)(p)	25,000,000	24,995,778
General Electric Co.
0.00%, 4/1/10(p)	70,000,000	70,000,000
Govco LLC
0.25%, 6/14/10(n)(p)	25,000,000	24,987,153
HSBC USA, Inc.
0.00%, 4/1/10(p)	70,000,000	70,000,000
ING (US) Funding LLC
0.20%, 6/3/10(p)	25,000,000	24,991,250
Intesa Funding LLC
0.21%, 6/7/10(p)	20,000,000	19,992,183
Lloyds TSB Bank plc
0.21%, 6/1/10(p)	25,000,000	24,991,104
Manhattan Asset Funding Co. LLC
0.23%, 5/20/10(n)(p)	25,000,000	24,992,174
NRW. Bank Corp
0.21%, 5/28/10(p)	25,000,000	24,991,688
Rabobank USA Financial Corp.
0.19%, 6/7/10(p)	25,000,000	24,991,160
Societe Generale North America, Inc.
0.00%, 4/1/10(p)	45,000,000	45,000,000
0.21%, 5/25/10(p)	25,000,000	24,992,125
Straight-A Funding LLC
0.16%, 4/19/10(n)(p)	15,000,000	14,998,725
Sumitomo Mitsui Banking Corp.
0.17%, 4/21/10(n)(p)	25,000,000	24,997,500
Surrey Funding Corp.
0.19%, 5/17/10(n)(p)	25,000,000	24,993,931
U.S. Bank N.A.
0.20%, 6/30/10(p)	25,000,000	24,987,500
UBS Finance Delaware LLC
0.00%, 4/1/10(p)	70,000,000	70,000,000
UniCredit Bank Ireland plc
0.25%, 4/22/10(n)(p)	25,000,000	24,996,208

Total Commercial Paper		943,832,521

Government Securities (32.3%)
Federal Home Loan Mortgage Corp.
0.21%, 9/1/10(o)(p)	100,000,000	99,910,750
Federal National Mortgage Association
0.26%, 9/15/10(o)(p)	120,000,000	119,855,267
U.S. Treasury Bills
0.00%, 4/1/10(p)	200,000,000	200,000,000
0.17%, 8/12/10(p)	150,000,000	149,905,791

Total Government Securities		569,671,808

Time Deposits (1.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10	166,205	166,205
State Street Bank and Trust Co.
0.03%, 4/1/10	28,000,000	28,000,000

Total Time Deposits		28,166,205

Total Investments (100.0%) (Amortized Cost $1,761,670,678)		1,761,670,678
Other Assets Less Liabilities (0.0%)		299,121

Net Assets (100%)		$1,761,969,799

Federal Income Tax Cost of Investments		$1,761,670,678

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own Assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,761,670,678	$—	$1,761,670,678

Total Assets	$—	$1,761,670,678	$—	$1,761,670,678

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,761,670,678	$—	$1,761,670,678

The Portfolio has a net capital loss carryforward of $445 which expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Hotels, Restaurants & Leisure (3.7%)
McDonald’s Corp.	214,008	$14,278,614

Media (2.6%)
Walt Disney Co.	282,800	9,872,548

Specialty Retail (3.2%)
TJX Cos., Inc.	282,900	12,028,908

Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc., Class B	120,800	8,878,800

Total Consumer Discretionary		45,058,870

Consumer Staples (19.8%)
Beverages (7.8%)
Coca-Cola Co.	248,300	13,656,500
PepsiCo, Inc.	244,040	16,145,686

		29,802,186

Food & Staples Retailing (7.1%)
Costco Wholesale Corp.	209,700	12,521,187
Wal-Mart Stores, Inc.	262,150	14,575,540

		27,096,727

Household Products (4.9%)
Colgate-Palmolive Co.	133,953	11,420,833
Procter & Gamble Co.	115,196	7,288,451

		18,709,284

Total Consumer Staples		75,608,197

Energy (8.8%)
Energy Equipment & Services (6.3%)
Cameron International Corp.*	214,100	9,176,326
Schlumberger Ltd.	233,652	14,827,556

		24,003,882

Oil, Gas & Consumable Fuels (2.5%)
Occidental Petroleum Corp.	110,800	9,367,032

Total Energy		33,370,914

Financials (5.3%)
Capital Markets (2.7%)
Charles Schwab Corp.	555,300	10,378,557

Diversified Financial Services (2.6%)
JPMorgan Chase & Co.	217,600	9,737,600

Total Financials		20,116,157

Health Care (16.8%)
Biotechnology (3.3%)
Gilead Sciences, Inc.*	273,200	12,425,136

Health Care Equipment & Supplies (2.2%)
Stryker Corp.	147,200	8,422,784

Pharmaceuticals (11.3%)
Abbott Laboratories, Inc.	304,350	16,033,158
Allergan, Inc.	184,000	12,018,880
Merck & Co., Inc.	404,393	$15,104,078

		43,156,116

Total Health Care		64,004,036

Industrials (8.4%)
Air Freight & Logistics (1.0%)
United Parcel Service, Inc., Class B	60,100	3,871,041

Construction & Engineering (2.1%)
Fluor Corp.	169,600	7,888,096

Electrical Equipment (1.8%)
Emerson Electric Co.	140,400	7,067,736

Industrial Conglomerates (3.5%)
3M Co.	159,200	13,304,344

Total Industrials		32,131,217

Information Technology (26.3%)
Communications Equipment (9.6%)
Juniper Networks, Inc.*	248,900	7,636,252
QUALCOMM, Inc.	383,000	16,082,170
Research In Motion Ltd.*	174,700	12,919,065

		36,637,487

Computers & Peripherals (8.9%)
Apple, Inc.*	74,300	17,455,299
Hewlett-Packard Co.	312,400	16,604,060

		34,059,359

Internet Software & Services (4.2%)
Google, Inc., Class A*	27,890	15,813,909

IT Services (3.6%)
Visa, Inc., Class A	150,800	13,727,324

Total Information Technology		100,238,079

Materials (2.1%)
Chemicals (2.1%)
Monsanto Co	113,300	8,091,886

Total Materials		8,091,886

Total Common Stocks (99.3%) (Cost $332,184,612)		378,619,356

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10 (Amortized Cost $3,266,566)	$3,266,566	3,266,566

Total Investments (100.2%) (Cost/Amortized Cost $335,451,178)		381,885,922
Other Assets Less Liabilities (-0.2%)		(675,851)

Net Assets (100%)		$381,210,071

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,058,870	$—	$—	$45,058,870
Consumer Staples	75,608,197	—	—	75,608,197
Energy	33,370,914	—	—	33,370,914
Financials	20,116,157	—	—	20,116,157
Health Care	64,004,036	—	—	64,004,036
Industrials	32,131,217	—	—	32,131,217
Information Technology	100,238,079	—	—	100,238,079
Materials	8,091,886	—	—	8,091,886
Short-Term Investments	—	3,266,566	—	3,266,566

Total Assets	$378,619,356	$3,266,566	$—	$381,885,922

Total Liabilities	$—	$—	$—	$—

Total	$378,619,356	$3,266,566	$—	$381,885,922

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$27,838,559
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$28,160,601

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,165,984
Aggregate gross unrealized depreciation	(3,804,284)

Net unrealized appreciation	$42,361,700

Federal income tax cost of investments	$339,524,222

The Portfolio has a net capital loss carryforward of $72,084,227 of which $31,864,645 expires in the year 2010, $10,247,355 expires in the year 2011, $340,608 expires in the year 2012, and $29,631,619 expires in the year 2017.

Included in the capital loss carryforward is $340,608 of losses acquired from the EQ/Enterprise Multi-Cap Growth Portfolio, as a result of tax-free reorganizations during the years ended 2003 and 2005.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	8,800	$111,232
International Automotive Components Group North America LLC (ADR)(b)*†	1,598	10,889
International Automotive Components Group North America LLC(b)*†	92,290	17,866
Johnson Controls, Inc.	23,000	758,770

		898,757

Automobiles (0.6%)
Daimler AG	34,729	1,634,934
Ford Motor Co.*	115,200	1,448,064
Harley-Davidson, Inc.	8,000	224,560
Volkswagen AG (Preference)	9,643	884,351

		4,191,909

Distributors (0.0%)
Genuine Parts Co.	5,800	244,992

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	4,300	263,547
DeVry, Inc.	2,100	136,920
H&R Block, Inc.	11,500	204,700
Hillenbrand, Inc.	41,050	902,689

		1,507,856

Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	14,800	575,424
Darden Restaurants, Inc.	4,500	200,430
GHCP Harrah’s Investment LP(b)*†	173,925	—
International Game Technology	10,100	186,345
Marriott International, Inc., Class A	8,711	274,571
McDonald’s Corp.	36,800	2,455,296
Starbucks Corp.*	25,400	616,458
Starwood Hotels & Resorts Worldwide, Inc.	6,400	298,496
Thomas Cook Group plc	107,235	439,043
Wyndham Worldwide Corp.	6,400	164,672
Wynn Resorts Ltd.	2,400	181,992
Yum! Brands, Inc.	16,000	613,280

		6,006,007

Household Durables (0.2%)
D.R. Horton, Inc.	9,500	119,700
Fortune Brands, Inc.	5,500	266,805
Harman International Industries, Inc.*	2,200	102,916
Leggett & Platt, Inc.	5,100	110,364
Lennar Corp., Class A	5,100	87,771
Newell Rubbermaid, Inc.	9,500	144,400
Pulte Group, Inc.*	10,885	122,456
Stanley Black & Decker, Inc.	8,765	503,199
Whirlpool Corp.	2,600	226,850

		1,684,461

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	11,690	1,586,684
Expedia, Inc.	7,200	179,712
priceline.com, Inc.*	1,500	382,500

		2,148,896

Leisure Equipment & Products (0.7%)
Eastman Kodak Co.*	17,127	99,166
Hasbro, Inc.	4,200	160,776
Mattel, Inc.	227,568	$5,174,896

		5,434,838

Media (3.4%)
CBS Corp., Class B	23,200	323,408
Comcast Corp., Class A	97,000	1,825,540
DIRECTV, Class A*	32,000	1,081,920
Discovery Communications, Inc., Class A*	9,700	327,763
Gannett Co., Inc.	8,400	138,768
Interpublic Group of Cos., Inc.*	16,600	138,112
McGraw-Hill Cos., Inc.	11,100	395,715
Meredith Corp.	1,300	44,733
New York Times Co., Class A*	4,300	47,859
News Corp., Class A	661,528	9,532,619
Omnicom Group, Inc.	10,600	411,386
Scripps Networks Interactive, Inc., Class A	3,300	146,355
Time Warner Cable, Inc.	44,681	2,381,944
Time Warner, Inc.	39,300	1,228,911
Viacom, Inc., Class B*	20,800	715,104
Virgin Media, Inc.	250,616	4,325,632
Walt Disney Co.	66,300	2,314,533
Washington Post Co., Class B	200	88,836

		25,469,138

Multiline Retail (0.4%)
Big Lots, Inc.*	2,800	101,976
Family Dollar Stores, Inc.	4,500	164,745
J.C. Penney Co., Inc.	7,900	254,143
Kohl’s Corp.*	10,500	575,190
Macy’s, Inc.	14,200	309,134
Nordstrom, Inc.	5,700	232,845
Sears Holdings Corp.*	1,700	184,331
Target Corp.	25,700	1,351,820

		3,174,184

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	2,800	127,792
AutoNation, Inc.*	3,700	66,896
AutoZone, Inc.*	1,000	173,090
Bed Bath & Beyond, Inc.*	9,000	393,840
Best Buy Co., Inc.	11,700	497,718
GameStop Corp., Class A*	5,300	116,123
Gap, Inc.	16,100	372,071
Home Depot, Inc.	58,100	1,879,535
Limited Brands, Inc.	8,900	219,118
Lowe’s Cos., Inc.	50,300	1,219,272
Office Depot, Inc.*	10,000	79,800
O’Reilly Automotive, Inc.*	4,700	196,037
RadioShack Corp.	4,300	97,309
Ross Stores, Inc.	4,100	219,227
Sherwin-Williams Co.	3,100	209,808
Staples, Inc.	24,700	577,733
Tiffany & Co.	4,100	194,709
TJX Cos., Inc.	14,400	612,288
Urban Outfitters, Inc.*	4,400	167,332

		7,419,698

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	10,700	422,864
NIKE, Inc., Class B	13,300	977,550
Polo Ralph Lauren Corp.	2,000	170,080
VF Corp.	3,000	240,450

		1,810,944

Total Consumer Discretionary		59,991,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (17.2%)
Beverages (3.7%)
Brown-Forman Corp., Class B	32,285	$1,919,343
Carlsberg A/S, Class B	24,205	2,031,502
Coca-Cola Co.	78,800	4,334,000
Coca-Cola Enterprises, Inc.	63,000	1,742,580
Constellation Brands, Inc., Class A*	7,100	116,724
Dr. Pepper Snapple Group, Inc.	196,896	6,924,832
Molson Coors Brewing Co., Class B	5,400	227,124
PepsiCo, Inc.	93,235	6,168,428
Pernod-Ricard S.A.	56,032	4,757,978

		28,222,511

Food & Staples Retailing (3.8%)
Carrefour S.A.	39,629	1,910,036
Costco Wholesale Corp.	15,000	895,650
CVS Caremark Corp.	357,707	13,077,768
Kroger Co.	211,015	4,570,585
Safeway, Inc.	13,300	330,638
SUPERVALU, Inc.	7,200	120,096
Sysco Corp.	20,300	598,850
Walgreen Co.	33,700	1,249,933
Wal-Mart Stores, Inc.	111,712	6,211,187
Whole Foods Market, Inc.*	5,800	209,670

		29,174,413

Food Products (3.4%)
Archer-Daniels-Midland Co.	22,000	635,800
Campbell Soup Co.	6,400	226,240
ConAgra Foods, Inc.	15,200	381,064
Danone S.A.	17,127	1,031,713
Dean Foods Co.*	6,200	97,278
General Mills, Inc.	50,357	3,564,772
H.J. Heinz Co.	10,800	492,588
Hershey Co.	5,400	231,174
Hormel Foods Corp.	2,600	109,226
J.M. Smucker Co.	4,100	247,066
Kellogg Co.	8,600	459,498
Kraft Foods, Inc., Class A	323,391	9,779,344
McCormick & Co., Inc.(Non- Voting)	4,800	184,128
Mead Johnson Nutrition Co., Class A	6,900	359,007
Nestle S.A. (Registered)	140,461	7,193,564
Sara Lee Corp.	23,800	331,534
Tyson Foods, Inc., Class A	10,400	199,160

		25,523,156

Household Products (1.2%)
Clorox Co.	4,800	307,872
Colgate-Palmolive Co.	16,900	1,440,894
Kimberly-Clark Corp.	14,200	892,896
Procter & Gamble Co.	99,300	6,282,711

		8,924,373

Personal Products (0.1%)
Avon Products, Inc.	14,500	491,115
Estee Lauder Cos., Inc., Class A	3,900	252,993

		744,108

Tobacco (5.0%)
Altria Group, Inc.	422,856	8,677,005
British American Tobacco plc	255,104	8,793,438
Imperial Tobacco Group plc	233,405	7,119,261
Japan Tobacco, Inc.	671	2,497,679
KT&G Corp.	21,755	1,203,644
Lorillard, Inc.	21,993	1,654,753
Philip Morris International, Inc.	105,527	5,504,289
Reynolds American, Inc.	52,247	$2,820,293

		38,270,362

Total Consumer Staples		130,858,923

Energy (8.1%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	42,187	1,976,039
BJ Services Co.	10,600	226,840
Cameron International Corp.*	8,400	360,024
Diamond Offshore Drilling, Inc.	2,200	195,382
Exterran Holdings, Inc.*	46,146	1,115,349
FMC Technologies, Inc.*	4,200	271,446
Halliburton Co.	30,900	931,017
Helmerich & Payne, Inc.	3,600	137,088
Nabors Industries Ltd.*	9,400	184,522
National Oilwell Varco, Inc.	14,300	580,294
Pride International, Inc.*	56,815	1,710,699
Rowan Cos., Inc.*	3,900	113,529
Schlumberger Ltd.	41,200	2,614,552
Smith International, Inc.	8,200	351,124
Transocean Ltd.*	66,955	5,783,573

		16,551,478

Oil, Gas & Consumable Fuels (5.9%)
Anadarko Petroleum Corp.	16,800	1,223,544
Apache Corp.	11,500	1,167,250
Cabot Oil & Gas Corp.	3,500	128,800
Chesapeake Energy Corp.	22,300	527,172
Chevron Corp.	68,700	5,209,521
ConocoPhillips	50,800	2,599,436
Consol Energy, Inc.	6,200	264,492
Denbury Resources, Inc.*	13,500	227,745
Devon Energy Corp.	15,300	985,779
El Paso Corp.	24,000	260,160
EOG Resources, Inc.	8,600	799,284
Exxon Mobil Corp.	161,700	10,830,666
Hess Corp.	10,000	625,500
Marathon Oil Corp.	162,141	5,130,141
Massey Energy Co.	2,700	141,183
Murphy Oil Corp.	6,500	365,235
Noble Energy, Inc.	21,267	1,552,491
Occidental Petroleum Corp.	27,800	2,350,212
Peabody Energy Corp.	9,200	420,440
Pioneer Natural Resources Co.	4,000	225,280
Range Resources Corp.	5,200	243,724
Royal Dutch Shell plc, Class A	151,979	4,395,867
Southwestern Energy Co.*	11,800	480,496
Spectra Energy Corp.	22,100	497,913
Sunoco, Inc.	4,000	118,840
Tesoro Corp.	4,800	66,720
Total S.A.	39,642	2,301,255
Valero Energy Corp.	19,200	378,240
Williams Cos., Inc.	19,700	455,070
XTO Energy, Inc.	20,300	957,754

		44,930,210

Total Energy		61,481,688

Financials (15.4%)
Capital Markets (2.2%)
Ameriprise Financial, Inc.	8,700	394,632
Bank of New York Mellon Corp.	41,300	1,275,344
CG Investor LLC I(b)*†	1,679,193	268,671
CG Investor LLC II(b)*†	1,679,193	268,671
CG Investor LLC III(b)*†	839,596	134,335
Charles Schwab Corp.	32,600	609,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	59,000	$97,350
Federated Investors, Inc., Class B	3,200	84,416
Franklin Resources, Inc.	5,100	565,590
Goldman Sachs Group, Inc.	18,000	3,071,340
Invesco Ltd.	14,700	322,077
Janus Capital Group, Inc.	5,800	82,882
Legg Mason, Inc.	5,600	160,552
Morgan Stanley	190,578	5,582,029
Northern Trust Corp.	8,300	458,658
State Street Corp.	16,900	762,866
T. Rowe Price Group, Inc.	8,900	488,877
UBS AG (Registered)*	148,972	2,421,643

		17,049,227

Commercial Banks (3.1%)
Barclays plc	780,110	4,265,292
BB&T Corp.	23,600	764,404
Comerica, Inc.	5,700	216,828
Fifth Third Bancorp	27,100	368,289
First Horizon National Corp.*	8,180	114,935
Guaranty Bancorp*	91,672	145,759
Huntington Bancshares, Inc./Ohio	24,400	131,028
Intesa Sanpaolo S.p.A.*	375,208	1,397,431
KeyCorp	29,500	228,625
M&T Bank Corp.	2,800	222,264
Marshall & Ilsley Corp.	18,000	144,900
PNC Financial Services Group, Inc.	61,000	3,641,700
Regions Financial Corp.	40,800	320,280
SunTrust Banks, Inc.	17,100	458,109
U.S. Bancorp	65,400	1,692,552
Wells Fargo & Co.	306,795	9,547,460
Zions Bancorp	4,600	100,372

		23,760,228

Consumer Finance (0.4%)
American Express Co.	40,900	1,687,534
Capital One Financial Corp.	15,500	641,855
Discover Financial Services	18,600	277,140
SLM Corp.*	17,000	212,840

		2,819,369

Diversified Financial Services (3.4%)
Bank of America Corp.	718,569	12,826,457
Bond Street Holdings LLC, Class A*§†	25,300	518,650
Citigroup, Inc.*	674,300	2,730,915
CME Group, Inc.	2,278	720,099
Deutsche Boerse AG	31,943	2,367,732
IntercontinentalExchange, Inc.*	2,500	280,450
JPMorgan Chase & Co.	135,900	6,081,525
Leucadia National Corp.*	6,600	163,746
Moody’s Corp.	6,900	205,275
NASDAQ OMX Group, Inc.*	5,000	105,600
NYSE Euronext	8,900	263,529

		26,263,978

Insurance (4.6%)
ACE Ltd.	60,010	3,138,523
Aflac, Inc.	16,000	868,640
Alleghany Corp.*	4,858	1,412,782
Allstate Corp.	18,300	591,273
American International Group, Inc.*	4,615	157,556
Aon Corp.	9,100	388,661
Assurant, Inc.	4,000	137,520
Berkshire Hathaway, Inc., Class B*	114,552	9,309,641
Chubb Corp.	11,200	580,720
Cincinnati Financial Corp.	5,900	170,510
Conseco, Inc.*	90,598	$563,520
Genworth Financial, Inc., Class A*	16,700	306,278
Hartford Financial Services Group, Inc.	13,100	372,302
Lincoln National Corp.	10,300	316,210
Loews Corp.	12,100	451,088
Marsh & McLennan Cos., Inc.	18,200	444,444
MetLife, Inc.	28,000	1,213,520
Old Republic International Corp.	156,506	1,984,496
Principal Financial Group, Inc.	10,900	318,389
Progressive Corp.	23,000	439,070
Prudential Financial, Inc.	15,900	961,950
Torchmark Corp.	2,800	149,828
Travelers Cos., Inc.	52,961	2,856,716
Unum Group	11,400	282,378
White Mountains Insurance Group Ltd.	13,520	4,799,600
XL Capital Ltd., Class A	11,700	221,130
Zurich Financial Services AG	8,650	2,217,465

		34,654,210

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)*	8,355	2,499,231
Apartment Investment & Management Co. (REIT), Class A	4,300	79,163
AvalonBay Communities, Inc. (REIT)	2,600	224,510
Boston Properties, Inc. (REIT)	4,800	362,112
Equity Residential (REIT)	9,600	375,840
HCP, Inc. (REIT)	9,800	323,400
Health Care REIT, Inc. (REIT)	4,000	180,920
Host Hotels & Resorts, Inc. (REIT)	21,546	315,649
Kimco Realty Corp. (REIT)	13,500	211,140
Link REIT (REIT)	681,341	1,679,604
Plum Creek Timber Co., Inc. (REIT)	5,600	217,896
ProLogis (REIT)	16,200	213,840
Public Storage (REIT)	4,600	423,154
Simon Property Group, Inc. (REIT)	9,818	823,730
Ventas, Inc. (REIT)	5,400	256,392
Vornado Realty Trust (REIT)	5,300	401,210

		8,587,791

Real Estate Management & Development (0.5%)
Canary Wharf Group plc(b)*†	353,084	1,635,947
CB Richard Ellis Group, Inc., Class A*	8,700	137,895
Forestar Group, Inc.*	45,974	867,989
St. Joe Co.*	30,594	989,716

		3,631,547

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,200	229,392
People’s United Financial, Inc.	12,700	198,628

		428,020

Total Financials		117,194,370

Health Care (8.1%)
Biotechnology (0.7%)
Amgen, Inc.*	33,500	2,001,960
Biogen Idec, Inc.*	9,200	527,712
Celgene Corp.*	15,700	972,772
Cephalon, Inc.*	2,400	162,672
Genzyme Corp.*	9,000	466,470
Gilead Sciences, Inc.*	30,900	1,405,332

		5,536,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.3%)
Alcon, Inc.	6,832	$1,103,778
Baxter International, Inc.	20,600	1,198,920
Becton, Dickinson and Co.	12,135	955,389
Boston Scientific Corp.*	293,070	2,115,965
C.R. Bard, Inc.	3,300	285,846
CareFusion Corp.*	6,500	171,795
DENTSPLY International, Inc.	5,400	188,190
Hospira, Inc.*	5,800	328,570
Intuitive Surgical, Inc.*	1,311	456,398
Medtronic, Inc.	37,800	1,702,134
St. Jude Medical, Inc.*	11,100	455,655
Stryker Corp.	9,700	555,034
Varian Medical Systems, Inc.*	4,200	232,386
Zimmer Holdings, Inc.*	7,300	432,160

		10,182,220

Health Care Providers & Services (2.5%)
Aetna, Inc.	14,700	516,117
AmerisourceBergen Corp.	9,600	277,632
Cardinal Health, Inc.	12,300	443,169
CIGNA Corp.	9,200	336,536
Community Health Systems, Inc.*	57,135	2,109,996
Coventry Health Care, Inc.*	5,400	133,488
DaVita, Inc.*	3,500	221,900
Express Scripts, Inc.*	9,400	956,544
Humana, Inc.*	5,700	266,589
Laboratory Corp. of America Holdings*	3,600	272,556
McKesson Corp.	9,200	604,624
Medco Health Solutions, Inc.*	15,900	1,026,504
Patterson Cos., Inc.	3,300	102,465
Quest Diagnostics, Inc.	5,100	297,279
Tenet Healthcare Corp.*	678,506	3,881,054
UnitedHealth Group, Inc.	205,521	6,714,371
WellPoint, Inc.*	15,200	978,576

		19,139,400

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	5,900	308,393
Millipore Corp.*	2,000	211,200
PerkinElmer, Inc.	4,200	100,380
Thermo Fisher Scientific, Inc.*	14,000	720,160
Waters Corp.*	3,200	216,128

		1,556,261

Pharmaceuticals (3.4%)
Abbott Laboratories, Inc.	53,100	2,797,308
Allergan, Inc.	10,500	685,860
Bristol-Myers Squibb Co.	58,600	1,564,620
Eli Lilly and Co.	44,044	1,595,274
Forest Laboratories, Inc.*	10,300	323,008
Johnson & Johnson	94,100	6,135,320
King Pharmaceuticals, Inc.*	9,000	105,840
Merck & Co., Inc.	106,571	3,980,427
Mylan, Inc.*	10,100	229,371
Novartis AG (Registered)	61,883	3,342,410
Pfizer, Inc.	275,968	4,732,851
Watson Pharmaceuticals, Inc.*	3,600	150,372

		25,642,661

Total Health Care		62,057,460

Industrials (8.1%)
Aerospace & Defense (1.4%)
Boeing Co.	25,900	1,880,599
GenCorp, Inc.*	61,699	355,386
General Dynamics Corp.	13,200	1,019,040
Goodrich Corp.	4,300	$303,236
Honeywell International, Inc.	26,100	1,181,547
ITT Corp.	6,100	327,021
L-3 Communications Holdings, Inc.	4,000	366,520
Lockheed Martin Corp.	10,800	898,776
Northrop Grumman Corp.	10,400	681,928
Precision Castparts Corp.	4,800	608,208
Raytheon Co.	13,000	742,560
Rockwell Collins, Inc.	5,400	337,986
United Technologies Corp.	32,000	2,355,520

		11,058,327

Air Freight & Logistics (0.7%)
C.H. Robinson Worldwide, Inc.	5,700	318,345
Expeditors International of Washington, Inc.	7,300	269,516
FedEx Corp.	10,700	999,380
TNT N.V.	55,521	1,592,026
United Parcel Service, Inc., Class B	34,000	2,189,940

		5,369,207

Airlines (0.0%)
Southwest Airlines Co.	25,400	335,788

Building Products (0.3%)
Masco Corp.	12,300	190,896
Owens Corning, Inc.*	84,474	2,149,018

		2,339,914

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	3,800	138,358
Cintas Corp.	4,800	134,832
Iron Mountain, Inc.	6,500	178,100
Pitney Bowes, Inc.	7,100	173,595
R.R. Donnelley & Sons Co.	7,500	160,125
Republic Services, Inc.	11,700	339,534
Stericycle, Inc.*	3,100	168,950
Waste Management, Inc.	16,600	571,538

		1,865,032

Construction & Engineering (0.1%)
Fluor Corp.	6,000	279,060
Jacobs Engineering Group, Inc.*	4,300	194,317
Quanta Services, Inc.*	7,400	141,784

		615,161

Electrical Equipment (0.5%)
Alstom S.A.	28,304	1,765,024
Emerson Electric Co.	25,700	1,293,738
First Solar, Inc.*	1,600	196,240
Rockwell Automation, Inc.	5,100	287,436
Roper Industries, Inc.	3,200	185,088

		3,727,526

Industrial Conglomerates (2.9%)
3M Co.	24,300	2,030,751
General Electric Co.	364,900	6,641,180
Orkla ASA	617,675	5,461,506
Siemens AG (Registered)	52,591	5,267,025
Textron, Inc.	9,200	195,316
Tyco International Ltd.	68,430	2,617,448

		22,213,226

Machinery (0.9%)
Caterpillar, Inc.	21,400	1,344,990
Cummins, Inc.	6,900	427,455
Danaher Corp.	9,000	719,190
Deere & Co.	14,500	862,170
Dover Corp.	6,400	299,200
Eaton Corp.	5,600	424,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Federal Signal Corp.	98,518	$887,647
Flowserve Corp.	1,900	209,513
Illinois Tool Works, Inc.	13,200	625,152
PACCAR, Inc.	12,500	541,750
Pall Corp.	4,300	174,107
Parker Hannifin Corp.	5,500	356,070
Snap-On, Inc.	2,100	91,014

		6,962,570

Marine (0.5%)
A. P. Moller - Maersk A/S, Class B	505	3,848,108

Professional Services (0.1%)
Dun & Bradstreet Corp.	1,900	141,398
Equifax, Inc.	4,600	164,680
Robert Half International, Inc.	5,100	155,193

		461,271

Road & Rail (0.4%)
CSX Corp.	13,300	676,970
Norfolk Southern Corp.	12,600	704,214
Ryder System, Inc.	2,000	77,520
Union Pacific Corp.	17,300	1,268,090

		2,726,794

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,500	215,955
W.W. Grainger, Inc.	2,000	216,240

		432,195

Total Industrials		61,955,119

Information Technology (13.2%)
Communications Equipment (1.6%)
Cisco Systems, Inc.*	195,800	5,096,674
Harris Corp.	4,800	227,952
JDS Uniphase Corp.*	7,800	97,734
Juniper Networks, Inc.*	18,000	552,240
Motorola, Inc.*	514,702	3,613,208
QUALCOMM, Inc.	57,500	2,414,425
Tandberg ASA	13,695	390,581
Tellabs, Inc.	13,500	102,195

		12,495,009

Computers & Peripherals (3.3%)
Apple, Inc.*	31,000	7,282,830
Dell, Inc.*	342,247	5,137,127
EMC Corp.*	70,200	1,266,408
Hewlett-Packard Co.	80,500	4,278,575
International Business Machines Corp.	44,400	5,694,300
Lexmark International, Inc., Class A*	2,700	97,416
NetApp, Inc.*	11,600	377,696
QLogic Corp.*	3,900	79,170
SanDisk Corp.*	7,600	263,188
Teradata Corp.*	6,200	179,118
Western Digital Corp.*	7,800	304,122

		24,959,950

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.*	11,900	409,241
Amphenol Corp., Class A	6,200	261,578
Corning, Inc.	53,300	1,077,193
FLIR Systems, Inc.*	5,200	146,640
Jabil Circuit, Inc.	7,200	116,568
Molex, Inc.	5,100	106,386
Tyco Electronics Ltd.	74,223	2,039,648

		4,157,254

Internet Software & Services (0.9%)
Akamai Technologies, Inc.*	5,900	$185,319
eBay, Inc.*	38,600	1,040,270
Google, Inc., Class A*	8,260	4,683,503
Monster Worldwide, Inc.*	4,700	78,067
VeriSign, Inc.*	6,300	163,863
Yahoo!, Inc.*	40,700	672,771

		6,823,793

IT Services (0.7%)
Automatic Data Processing, Inc.	17,300	769,331
Cognizant Technology Solutions Corp., Class A*	10,100	514,898
Computer Sciences Corp.*	5,500	299,695
Fidelity National Information Services, Inc.	11,500	269,560
Fiserv, Inc.*	5,200	263,952
Mastercard, Inc., Class A	3,299	837,946
Paychex, Inc.	10,700	328,490
SAIC, Inc.*	10,000	177,000
Total System Services, Inc.	7,200	112,752
Visa, Inc., Class A	15,300	1,392,759
Western Union Co.	23,300	395,168

		5,361,551

Office Electronics (0.8%)
Xerox Corp.	606,878	5,917,061

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	19,300	178,911
Altera Corp.	9,600	233,376
Analog Devices, Inc.	10,200	293,964
Applied Materials, Inc.	45,500	613,340
Broadcom Corp., Class A	14,600	484,428
Intel Corp.	188,900	4,204,914
KLA-Tencor Corp.	5,900	182,428
Linear Technology Corp.	7,200	203,616
LSI Corp.*	650,216	3,979,322
Maxim Integrated Products, Inc.	139,729	2,709,345
MEMC Electronic Materials, Inc.*	7,800	119,574
Microchip Technology, Inc.	6,300	177,408
Micron Technology, Inc.*	29,100	302,349
National Semiconductor Corp.	7,600	109,820
Novellus Systems, Inc.*	3,300	82,500
NVIDIA Corp.*	19,000	330,220
Teradyne, Inc.*	6,100	68,137
Texas Instruments, Inc.	42,500	1,039,975
Xilinx, Inc.	9,000	229,500

		15,543,127

Software (3.4%)
Adobe Systems, Inc.*	17,900	633,123
Autodesk, Inc.*	7,900	232,418
BMC Software, Inc.*	6,200	235,600
CA, Inc.	13,200	309,804
Citrix Systems, Inc.*	6,100	289,567
Compuware Corp.*	9,000	75,600
Electronic Arts, Inc.*	10,800	201,528
Intuit, Inc.*	10,700	367,438
McAfee, Inc.*	5,400	216,702
Microsoft Corp.	538,964	15,775,476
Nintendo Co., Ltd.	8,077	2,704,141
Novell, Inc.*	12,500	74,875
Oracle Corp.	133,700	3,434,753
Red Hat, Inc.*	6,900	201,963
Salesforce.com, Inc.*	3,800	282,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Symantec Corp.*	27,600	$466,992

		25,502,890

Total Information Technology		100,760,635

Materials (3.9%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	7,300	539,835
Airgas, Inc.	2,800	178,136
CF Industries Holdings, Inc.	1,800	164,124
Dow Chemical Co.	39,300	1,162,101
E.I. du Pont de Nemours & Co.	30,900	1,150,716
Eastman Chemical Co.	2,500	159,200
Ecolab, Inc.	8,100	355,995
FMC Corp.	2,500	151,350
International Flavors & Fragrances, Inc.	2,900	138,243
Linde AG	31,346	3,740,092
Monsanto Co.	18,700	1,335,554
PPG Industries, Inc.	5,700	372,780
Praxair, Inc.	10,500	871,500
Sigma-Aldrich Corp.	4,200	225,372

		10,544,998

Construction Materials (0.0%)
Vulcan Materials Co.	4,300	203,132

Containers & Packaging (0.1%)
Ball Corp.	3,400	181,492
Bemis Co., Inc.	3,600	103,392
Owens-Illinois, Inc.*	5,800	206,132
Pactiv Corp.*	4,500	113,310
Sealed Air Corp.	5,800	122,264

		726,590

Metals & Mining (0.5%)
AK Steel Holding Corp.	3,300	75,438
Alcoa, Inc.	34,000	484,160
Allegheny Technologies, Inc.	3,300	178,167
Cliffs Natural Resources, Inc.	4,400	312,180
Freeport-McMoRan Copper & Gold, Inc.	14,700	1,228,038
Newmont Mining Corp.	16,800	855,624
Nucor Corp.	10,800	490,104
Titanium Metals Corp.*	3,100	51,429
United States Steel Corp.	4,800	304,896

		3,980,036

Paper & Forest Products (1.9%)
Domtar Corp.*	23,168	1,492,251
International Paper Co.	147,078	3,619,590
MeadWestvaco Corp.	47,411	1,211,351
Weyerhaeuser Co.	168,171	7,613,101
		13,936,293

Total Materials		29,391,049

Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	201,800	5,214,512
Cable & Wireless Communications plc	1,567,107	1,316,270
Cable & Wireless Worldwide plc*	1,567,107	2,187,838
CenturyTel, Inc.	9,924	351,905
Frontier Communications Corp.	10,700	79,608
Koninklijke (Royal) KPN N.V	202,805	3,213,065
Qwest Communications International, Inc.	50,800	265,176
Telefonica S.A.	78,772	1,866,140
Verizon Communications, Inc.	97,000	$3,008,940
Windstream Corp.	16,100	175,329

		17,678,783

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	13,800	588,018
MetroPCS Communications, Inc.*	9,600	67,968
Sprint Nextel Corp.*	101,700	386,460
Vodafone Group plc	2,247,616	5,184,351

		6,226,797

Total Telecommunication Services		23,905,580

Utilities (3.8%)
Electric Utilities (2.4%)
Allegheny Energy, Inc.	6,200	142,600
American Electric Power Co., Inc.	16,300	557,134
Duke Energy Corp.	44,800	731,136
E.ON AG	133,293	4,921,180
Edison International	11,100	379,287
Entergy Corp.	27,404	2,229,316
Exelon Corp.	117,577	5,151,048
FirstEnergy Corp.	10,600	414,354
FPL Group, Inc.	14,100	681,453
Northeast Utilities	6,300	174,132
Pepco Holdings, Inc.	7,600	130,340
Pinnacle West Capital Corp.	3,500	132,055
PPL Corp.	12,900	357,459
Prime Infrastructure Group*	350,436	1,173,758
Progress Energy, Inc.	9,400	369,984
Southern Co.	27,600	915,216

		18,460,452

Gas Utilities (0.1%)
EQT Corp.	4,500	184,500
Nicor, Inc.	1,600	67,072
ONEOK, Inc.	3,700	168,905
Questar Corp.	6,300	272,160

		692,637

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	23,700	260,700
Constellation Energy Group, Inc.	6,900	242,259
NRG Energy, Inc.*	127,307	2,660,716

		3,163,675

Multi-Utilities (0.9%)
Ameren Corp.	8,100	211,248
CenterPoint Energy, Inc.	12,700	182,372
CMS Energy Corp.	7,900	122,134
Consolidated Edison, Inc.	9,600	427,584
Dominion Resources, Inc.	20,500	842,755
DTE Energy Co.	5,600	249,760
GDF Suez S.A.	44,817	1,731,218
Integrys Energy Group, Inc.	2,800	132,664
NiSource, Inc.	10,000	158,000
PG&E Corp.	12,700	538,734
Public Service Enterprise Group, Inc.	17,300	510,696
SCANA Corp.	4,400	165,396
Sempra Energy	8,400	419,160
TECO Energy, Inc.	7,800	123,942
Wisconsin Energy Corp.	4,300	212,463
Xcel Energy, Inc.	16,600	351,920

		6,380,046

Total Utilities		28,696,810

Total Common Stocks (88.8%) (Cost $580,526,435)		676,293,314

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.9%)
Consumer Discretionary (0.1%)
Auto Components (0.0%)
International Automotive Components Group North America LLC Term Loan
6.250%, 12/31/49(b)†	$17,684	$15,916
9.000%, 12/31/49(b)†	26,900	24,538

		40,454

Media (0.1%)
Charter Communications Operating LLC Term Loan
7.250%, 3/6/14	764,474	775,253

Total Consumer Discretionary		815,707

Financials (1.4%)
Capital Markets (0.1%)
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	235,808
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	235,808
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	117,904

		589,520

Commercial Banks (0.3%)
CIT Group, Inc.
7.000%, 5/1/13	196,549	191,144
7.000%, 5/1/14	294,824	278,609
7.000%, 5/1/15	294,824	274,923
7.000%, 5/1/16	740,376	682,997
7.000%, 5/1/17	819,927	756,382

		2,184,055

Diversified Financial Services (0.2%)
CIT Group, Inc.
9.500%, 1/20/12	1,325,700	1,355,529
Term Loan
13.000%, 1/20/12	595,800	615,908
Tropicana Entertainment LLC
9.625%, 12/15/14(h)	2,014,000	1,762

		1,973,199

Real Estate Management & Development (0.8%)
Realogy Corp.
13.500%, 10/15/17	155,000	169,803
Term Loan
2.504%, 12/15/13(l)(t)	1,411,900	1,200,115
3.251%, 12/15/13(l)	5,189,156	4,573,982

		5,943,900

Total Financials		10,690,674

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)†	1,510,000	—

Total Industrials		—

Information Technology (0.8%)
Communications Equipment (0.4%)
Avaya, Inc.
0.000%, 10/26/14	$3,192,000	$2,847,720

IT Services (0.4%)
First Data Corp. Term Loan
3.035%, 9/24/14(l)	3,626,345	3,209,753

		3,209,753

Total Information Technology		6,057,473

Materials (0.0%)
Chemicals (0.0%)
Lyondell Chemical Co.
13.000%, 6/3/10(t)	89,100	92,148

Total Materials		92,148

Utilities (0.6%)
Electric Utilities (0.6%)
Boston Generating LLC
2.528%, 12/20/13(l)	34,762	29,211
2.542%, 12/20/13(l)	124,292	104,444
Term Loan
2.528%, 12/20/13(l)	543,425	456,647
Texas Competitive Electric Holdings Co. LLC
3.751%, 10/10/14	1,324,345	1,061,315
Term Loan
3.729%, 10/10/14(l)	494,000	404,874
3.735%, 10/10/14(l)	2,690,156	2,190,415

Total Utilities		4,246,906

Total Corporate Bonds		21,902,908

Total Long-Term Debt Securities (2.9%) (Cost $25,033,443)		21,902,908

SHORT-TERM INVESTMENTS:
Government Securities (6.8%)
Federal Home Loan Bank
0.00%, 4/1/10 (o)(p)	$11,100,000	11,100,000
U.S. Treasury Bills
0.15%, 4/15/10 (p)	5,000,000	4,999,695
0.14%, 5/13/10 (p)	3,000,000	2,999,493
0.15%, 5/27/10 (p)	3,000,000	2,999,268
0.14%, 6/3/10 (p)	3,000,000	2,999,229
0.13%, 6/24/10 (p)	3,000,000	2,999,055
0.15%, 7/15/10 (p)	3,000,000	2,998,644
0.16%, 7/22/10 (p)	2,000,000	1,999,004
0.15%, 7/29/10 (p)	3,000,000	2,998,464
0.17%, 8/5/10 (p)	5,000,000	4,996,990
0.19%, 8/19/10 (p)	2,000,000	1,998,522
0.20%, 8/26/10 (p)	2,000,000	1,998,366
0.21%, 9/9/10 (p)	5,000,000	4,995,190
0.22%, 9/16/10 (p)	2,000,000	1,997,900

Total Government Securities		52,079,820

Time Deposit (1.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10	9,052,041	9,052,041

Total Short-Term Investments (8.0%) (Cost/Amortized Cost $61,132,765)		61,131,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Total Investments (99.7%) (Cost/Amortized Cost $666,692,643)		$759,328,083
Other Assets Less Liabilities (0.3%)		2,283,061

Net Assets (100%)		$761,611,144

*	Non-income producing.

†	Securities (totaling $3,485,003 or 0.5% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $518,650 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR — American Depositary Receipt

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	36	June-10	$10,393,339	$10,486,800	$93,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 5/12/10	700	$1,062,061	$1,128,183	$(66,122)
British Pound vs. U.S. Dollar, expiring 5/12/10	1,441	2,186,328	2,272,889	(86,561)
British Pound vs. U.S. Dollar, expiring 5/12/10	551	835,386	829,842	5,544
British Pound vs. U.S. Dollar, expiring 5/12/10	742	1,126,192	1,201,451	(75,259)
British Pound vs. U.S. Dollar, expiring 5/12/10	78	117,586	124,969	(7,383)
British Pound vs. U.S. Dollar, expiring 5/12/10	105	159,310	169,882	(10,572)
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	12,600	134,785	140,641	(5,856)
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	6,600	70,602	72,659	(2,057)
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	30,663	328,005	335,727	(7,722)
Korean Won vs. U.S. Dollar, expiring 4/19/10	217,000	191,682	191,189	493
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	1,600	267,436	264,866	2,570
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	165	156,429	162,527	(6,098)

				$(259,023)

	Local Current Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 5/19/10	417	$382,464	$380,789	$1,675
British Pound vs. U.S. Dollar, expiring 5/12/10	1,106	1,710,469	1,677,640	32,829
British Pound vs. U.S. Dollar, expiring 5/12/10	700	1,057,252	1,062,061	(4,809)
British Pound vs. U.S. Dollar, expiring 5/12/10	81	132,294	122,991	9,303
British Pound vs. U.S. Dollar, expiring 5/12/10	18,705	30,173,330	28,380,064	1,793,266
British Pound vs. U.S. Dollar, expiring 5/12/10	185	301,664	281,441	20,223
Danish Krone vs. U.S. Dollar, expiring 4/23/10	1,100	200,030	199,544	486
Danish Krone vs. U.S. Dollar, expiring 4/23/10	681	123,227	123,572	(345)
Danish Krone vs. U.S. Dollar, expiring 4/23/10	350	69,233	63,491	5,742
Danish Krone vs. U.S. Dollar, expiring 4/23/10	7,405	1,486,525	1,343,273	143,252
Danish Krone vs. U.S. Dollar, expiring 4/23/10	513	103,064	93,060	10,004
European Union Euro vs. U.S. Dollar, expiring 7/16/10	177	238,915	238,457	458
European Union Euro vs. U.S. Dollar, expiring 7/16/10	627	844,111	846,572	(2,461)
European Union Euro vs. U.S. Dollar, expiring 7/16/10	605	818,240	817,095	1,145
European Union Euro vs. U.S. Dollar, expiring 7/16/10	27,060	37,017,864	37,017,864	—
European Union Euro vs. U.S. Dollar, expiring 7/16/10	27,060	36,990,804	36,548,015	442,789
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	5,500	59,527	58,835	692
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	12,000	132,175	128,367	3,808
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	18,600	200,972	198,968	2,004
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	151,199	1,661,532	1,617,413	44,119
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	5,400	59,803	57,765	2,038
Japanese Yen vs. U.S. Dollar, expiring 4/20/10	22,000	249,038	235,339	13,699
Korean Won vs. U.S. Dollar, expiring 4/19/10	146,605	125,000	129,500	(4,500)
Korean Won vs. U.S. Dollar, expiring 4/19/10	99,892	88,401	88,238	163
Korean Won vs. U.S. Dollar, expiring 4/19/10	183,440	160,000	162,038	(2,038)
Korean Won vs. U.S. Dollar, expiring 4/19/10	212,386	182,000	187,607	(5,607)
Korean Won vs. U.S. Dollar, expiring 4/19/10	58,877	52,000	52,008	(8)
Korean Won vs. U.S. Dollar, expiring 4/19/10	140,750	125,000	124,329	671
Korean Won vs. U.S. Dollar, expiring 4/19/10	140,719	125,000	124,301	699
Korean Won vs. U.S. Dollar, expiring 4/19/10	29,393	26,000	25,964	36
Korean Won vs. U.S. Dollar, expiring 4/19/10	146,830	130,000	129,699	301
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	610	103,647	101,960	1,687
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	1,400	234,301	234,006	295
Norwegian Krone vs. U.S. Dollar, expiring 8/16/10	29,044	4,862,981	4,854,572	8,409
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	165	158,589	156,429	2,160
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	100	96,537	94,863	1,674
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	235	224,431	222,928	1,503
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	400	372,094	379,453	(7,359)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	300	277,136	284,589	(7,453)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	153	150,790	144,868	5,922

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	3,392	$3,193,978	$3,217,460	$(23,482)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	3,400	3,201,506	3,225,347	(23,841)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	1,056	997,104	1,002,221	(5,117)
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	280	281,328	265,617	15,711
Swiss Franc vs. U.S. Dollar, expiring 5/10/10	260	254,552	246,644	7,908

				$2,487,651

				$2,228,628

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,004,597	$2,958,328	$28,755	$59,991,680
Consumer Staples	94,320,108	36,538,815	—	130,858,923
Energy	54,784,566	6,697,122	—	61,481,688
Financials	100,018,929	14,349,167	2,826,274	117,194,370
Health Care	58,715,050	3,342,410	—	62,057,460
Industrials	44,021,430	17,933,689	—	61,955,119
Information Technology	97,665,913	3,094,722	—	100,760,635
Materials	25,650,957	3,740,092	—	29,391,049
Telecommunication Services	10,137,916	13,767,664	—	23,905,580
Utilities	20,870,654	7,826,156	—	28,696,810
Corporate Bonds
Consumer Discretionary	—	775,253	40,454	815,707
Financials	—	10,101,154	589,520	10,690,674
Industrials	—	—	—	—
Information Technology	—	6,057,473	—	6,057,473
Materials	—	92,148	—	92,148
Utilities	—	4,246,906	—	4,246,906
Forward Currency Contracts	—	2,583,278	—	2,583,278
Futures	93,461	—	—	93,461
Short-Term Investments	—	61,131,861	—	61,131,861

Total Assets	$563,283,581	$195,236,238	$3,485,003	$762,004,822

Liabilities:
Forward Currency Contracts	$—	$(354,650)	$—	$(354,650)

Total Liabilities	$—	$(354,650)	$—	$(354,650)

Total	$563,283,581	$194,881,588	$3,485,003	$761,650,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock- Financials	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/09	$27,802	$1,177,677	$39,612
Total gains or losses (realized/unrealized) included in earnings	953	(51,339)	842
Purchases, sales, issuances, and settlements (net)	—	1,699,936	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 3/31/10	$28,755	$2,826,274	$40,454

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$953	$(51,339)	$842

	Investments in Corporate Bonds- Financials	Investments in Corporate Bonds- Industrials
Balance as of 12/31/09	$589,520	$951
Total gains or losses (realized/unrealized) included in earnings	—	(951)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$589,520	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—	$(951)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$35,788,820
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$57,282,794

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,218,404
Aggregate gross unrealized depreciation	(37,813,725)

Net unrealized appreciation	$74,404,679

Federal income tax cost of investments	$684,923,404

The Portfolio has a net capital loss carryforward of $252,308,619 of which $59,261,455 expires in the year 2016, and $193,047,164 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (1.0%)
XL Capital Ltd., Class A	118,160	$2,233,224

Brazil (1.4%)
Cia de Bebidas das Americas (Preference) (ADR)	15,770	1,445,478
Empresa Brasileira de Aeronautica S.A. (ADR)	70,490	1,688,941

		3,134,419

Canada (0.7%)
Husky Energy, Inc.	53,760	1,541,898

Finland (0.7%)
Fortum Oyj	60,810	1,487,429

France (5.8%)
LVMH Moet Hennessy Louis Vuitton S.A.	35,520	4,151,764
Sanofi-Aventis S.A.	18,030	1,343,999
Societe Generale S.A.	24,901	1,566,099
Technip S.A.	33,000	2,683,201
Total S.A.	48,860	2,836,369

		12,581,432

Germany (7.2%)
Allianz SE (Registered)	23,843	2,989,455
Bayer AG	8,277	559,861
Bayerische Motoren Werke (BMW) AG	17,589	812,000
Bayerische Motoren Werke (BMW) AG (Preference)	36,230	1,282,317
Linde AG	6,587	785,937
SAP AG	74,940	3,629,667
Siemens AG (Registered)	55,163	5,524,613

		15,583,850

India (2.3%)
Infosys Technologies Ltd.	68,113	3,968,820
Wire and Wireless India Ltd.*	144,425	19,302
Zee Entertainment Enterprises Ltd.	166,000	991,859

		4,979,981

Italy (1.8%)
Bulgari S.p.A.	135,910	1,106,908
Lottomatica S.p.A.	17,700	337,560
Prysmian S.p.A.	38,400	754,635
Tod’s S.p.A.	22,300	1,640,609

		3,839,712

Japan (10.6%)
Dai-ichi Life Insurance Co., Ltd.*	855	1,280,351
Fanuc Ltd.	10,100	1,071,687
HOYA Corp.	80,743	2,218,727
KDDI Corp.	393	2,034,571
Keyence Corp.	7,270	1,737,210
Kyocera Corp.	12,720	1,239,482
Mitsubishi Tanabe Pharma Corp.	29,000	409,456
Murata Manufacturing Co., Ltd.	45,220	2,568,384
Nidec Corp.	13,660	1,464,041
Nintendo Co., Ltd.	4,940	1,653,888
Omron Corp.	400	9,285
Santen Pharmaceutical Co., Ltd.	100	3,001
Secom Co., Ltd.	31,586	1,381,824
Sony Corp.	106,750	4,087,763
Sumitomo Mitsui Financial Group, Inc.	53,617	$1,772,131

		22,931,801

Mexico (3.3%)
Fomento Economico Mexicano S.A.B. de C.V.	615,620	2,928,287
Grupo Modelo S.A.B. de C.V., Series C*	303,510	1,792,031
Grupo Televisa S.A. (ADR)	121,130	2,546,153

		7,266,471

Netherlands (3.0%)
European Aeronautic Defence and Space Co. N.V.	104,340	2,099,105
Koninklijke Philips Electronics N.V.	90,540	2,903,114
TNT N.V.	55,827	1,600,800

		6,603,019

Norway (0.6%)
Tandberg ASA	44,880	1,279,977

South Korea (0.1%)
Shinsegae Co., Ltd.	442	208,997

Spain (1.3%)
Inditex S.A.	41,560	2,739,572

Sweden (6.6%)
Assa Abloy AB, Class B	163,700	3,203,447
Investor AB, Class B	117,877	2,261,026
Telefonaktiebolaget LM Ericsson, Class B	846,038	8,916,640

		14,381,113

Switzerland (7.0%)
Basilea Pharmaceutica AG (Registered)*	2,029	157,313
Credit Suisse Group AG (Registered)	103,258	5,322,527
Nestle S.A. (Registered)	42,779	2,190,882
Roche Holding AG	17,119	2,776,317
Transocean Ltd.*	27,963	2,415,444
UBS AG (Registered)*	148,453	2,413,206

		15,275,689

Taiwan (1.7%)
MediaTek, Inc.	109,745	1,904,071
Taiwan Semiconductor Manufacturing Co., Ltd.	872,709	1,690,019

		3,594,090

United Kingdom (6.6%)
3i Group plc	200,782	887,248
Diageo plc	52,376	879,055
HSBC Holdings plc	297,800	3,033,903
Prudential plc	221,110	1,837,051
Reckitt Benckiser Group plc	21,020	1,153,745
Tesco plc	306,275	2,023,851
Unilever plc	87,147	2,558,952
Vodafone Group plc	849,570	1,959,618

		14,333,423

United States (36.6%)
3M Co.	37,710	3,151,425
Adobe Systems, Inc.*	75,930	2,685,644
Aetna, Inc.	79,000	2,773,690
Aflac, Inc.	54,000	2,931,660
Altera Corp.	126,680	3,079,591
Amylin Pharmaceuticals, Inc.*	56,900	1,279,681
Automatic Data Processing, Inc.	67,210	2,988,829
Boeing Co.	15,640	1,135,620
Carnival Corp.	95,320	3,706,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Colgate-Palmolive Co.	34,000	$2,898,840
Corning, Inc.	131,780	2,663,274
Dendreon Corp.*	14,400	525,168
eBay, Inc.*	183,160	4,936,162
Emerson Electric Co.	37,480	1,886,743
Fidelity National Financial, Inc., Class A	73,700	1,092,234
InterMune, Inc.*	24,600	1,096,422
Intuit, Inc.*	111,140	3,816,547
Juniper Networks, Inc.*	152,460	4,677,473
Lockheed Martin Corp.	14,350	1,194,207
Maxim Integrated Products, Inc.	104,540	2,027,030
McDonald’s Corp.	49,800	3,322,656
Microsoft Corp.	141,480	4,141,120
Raytheon Co.	34,280	1,958,074
Regeneron Pharmaceuticals, Inc.*	15,500	410,595
Seattle Genetics, Inc.*	58,500	698,490
Shuffle Master, Inc.*	47,700	390,663
Sirius XM Radio, Inc.*	749,920	652,805
SLM Corp.*	223,700	2,800,724
Theravance, Inc.*	44,210	588,877
Tiffany & Co.	67,220	3,192,278
Wal-Mart Stores, Inc.	54,430	3,026,308
Walt Disney Co.	104,900	3,662,059
WellPoint, Inc.*	46,500	2,993,670
Zimmer Holdings, Inc.*	17,500	1,036,000

		79,420,601

Total Common Stocks (98.3%) (Cost $203,792,312)		213,416,698

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
United States (0.0%)
Theravance, Inc.
3.000%, 1/15/15
(Cost $105,000)	$105,000	$90,300

SHORT-TERM INVESTMENT:
Time Deposit (3.1%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $6,730,116)	$6,730,116	$6,730,116

Total Investments (101.4%) (Cost/Amortized Cost $210,627,428)		220,237,114
Other Assets Less Liabilities (-1.4%)		(3,040,972)

Net Assets (100%)		$217,196,142

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		16.2%
Consumer Staples		9.5
Energy		4.4
Financials		14.8
Health Care		7 .7
Industrials		13.5
Information Technology
Communications Equipment	6.9%
Electronic Equipment, Instruments & Components	5.5
Internet Software & Services	2.3
IT Services	3.2
Semiconductors & Semiconductor Equipment	4.0
Software	7.4
Total Information Technology		29.3
Materials		0 .4
Telecommunication Services		1 .8
Utilities		0 .7
Cash and Other		1 .7

		100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,472,655	$17,169,654	$—	$34,642,309
Consumer Staples	12,090,944	9,015,482	—	21,106,426
Energy	3,957,342	5,519,570	—	9,476,912
Financials	9,057,842	23,362,997	—	32,420,839
Health Care	11,402,593	5,249,947	—	16,652,540
Industrials	11,015,010	18,539,225	—	29,554,235
Information Technology	31,015,671	32,280,211	—	63,295,882
Materials	—	785,937	—	785,937
Telecommunication Services	—	3,994,189	—	3,994,189
Utilities	—	1,487,429	—	1,487,429
Convertible Bonds
Health Care	—	90,300	—	90,300
Short-Term Investments	—	6,730,116	—	6,730,116

Total Assets	$96,012,057	$124,225,057	$—	$220,237,114

Total Liabilities	$—	$—	$—	$—

Total	$96,012,057	$124,225,057	$—	$220,237,114

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,430,560
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,994,876

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,765,957
Aggregate gross unrealized depreciation	(13,831,823)

Net unrealized appreciation	$3,934,134

Federal income tax cost of investments	$216,302,980

The Portfolio has a net capital loss carryforward of $15,461,972 of which $4,456,246 expires in the year 2016, and $11,005,726 expires in 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (9.5%)
Asset-Backed Securities (7.0%)
Access Group, Inc., Series 2008-1 A
1.549%, 10/27/25(l)	$19,936,042	$20,707,888
AmeriCredit Automobile Receivables Trust, Series 2008-1 A2
4.249%, 6/6/12(l)	8,333,980	8,447,624
Bank One Issuance Trust, Series 2004-A5 A5
0.360%, 3/15/14(l)	2,000,000	1,997,058
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
1.680%, 10/15/12(l)	5,900,000	5,953,052
CarMax Auto Owner Trust, Series 2010-1 A1
0.274%, 2/15/11	4,269,095	4,268,844
Chase Issuance Trust, Series 2006-A4 A4
0.250%, 10/15/13(l)	2,175,000	2,167,940
Series 2007-A1 A1
0.250%, 3/15/13(l)	13,400,000	13,381,598
Series 2007-A11 A11
0.230%, 7/16/12(l)	6,740,000	6,736,599
Series 2009-A2 A2
1.780%, 4/15/14(l)	21,800,000	22,334,834
Series 2009-A7 A7
0.680%, 9/17/12(l)	27,900,000	27,934,069
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 A3A
0.326%, 1/25/37(l)	323,171	212,795
Daimler Chrysler Auto Trust, Series 2008-B A3B
1.708%, 9/10/12(l)	600,000	604,475
Ford Credit Auto Owner Trust, Series 2008-C A3
1.650%, 6/15/12(l)	21,457,621	21,585,036
Series 2009-A A3B
2.730%, 5/15/13(l)	22,800,000	23,297,809
GSAA Home Equity Trust, Series 2007-6 A4
0.546%, 5/25/47(l)	700,000	286,114
RAAC Series, Series 2007-SP2 A2
0.646%, 6/25/47(l)	600,000	271,600
SLM Student Loan Trust, Series 2005-10 A3
0.299%, 10/25/16(l)	3,021,868	3,019,401
Series 2006-3 A3
0.289%, 4/25/17(l)	342,736	342,403
Series 2006-8 A2
0.249%, 10/25/16(l)	510,366	509,776
Series 2006-9 A2
0.249%, 4/25/17(l)	530,985	530,385
Series 2007-2 A1
0.229%, 4/25/14(l)	178,922	178,892
Series 2007-3 A3
0.289%, 4/25/19(l)	8,700,000	8,363,663
Series 2008-2 A2
0.699%, 1/25/17(l)	7,700,000	7,715,547
Series 2008-9 A
1.749%, 4/25/23(l)	21,396,370	22,148,403

		202,995,805

Non-Agency CMO (2.5%)
American Home Mortgage Assets, Series 2006-1 2A1
0.436%, 5/25/46(l)	$10,034,856	$5,274,371
Banc of America Commercial Mortgage, Inc., Series 2007-3 A4
5.658%, 6/10/49(l)	1,400,000	1,247,994
Series 2007-4 A4
5.744%, 2/10/51(l)	1,400,000	1,331,959
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	29,427	30,397
BCAP LLC Trust, Series 2006-AA2 A1
0.416%, 1/25/37(l)	1,409,128	681,513
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
3.399%, 2/25/33(l)	19,274	16,987
Series 2003-3 3A2
3.696%, 5/25/33(l)	154,577	149,931
Series 2003-8 2A1
3.552%, 1/25/34(l)	10,391	9,773
Series 2003-8 4A1
3.705%, 1/25/34(l)	31,001	27,472
Series 2004-10 21A1
3.556%, 1/25/35(l)	4,199,945	3,694,660
Series 2005-2 A1
2.810%, 3/25/35(l)	201,626	188,444
Series 2005-2 A2
2.934%, 3/25/35(l)	63,224	56,901
Series 2005-5 A1
2.530%, 8/25/35(l)	63,003	57,755
Series 2005-5 A2
2.560%, 8/25/35(l)	1,120,505	1,028,187
Series 2007-3 1A1
5.394%, 5/25/47(l)	11,388,919	8,335,434
Bear Stearns Alt-A Trust, Series 2005-7 22A1
5.158%, 9/25/35(l)	3,035,272	2,118,834
Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1 A2
6.440%, 6/16/30	1,373	1,379
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.376%, 5/25/48(l)§	1,988,953	890,482
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.990%, 12/25/35(l)	82,934	74,834
Series 2005-11 A2A
4.700%, 12/25/35(l)	1,164,433	1,061,472
Series 2005-12 2A1
1.046%, 8/25/35(l)§	913,171	698,532
Series 2005-6 A1
2.510%, 8/25/35(l)	87,304	77,039
Series 2005-6 A2
4.248%, 8/25/35(l)	406,820	355,652
Series 2005-6 A3
4.098%, 8/25/35(l)	61,843	54,984
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	3,977,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A2
4.630%, 5/10/43	$1,416,803	$1,445,983
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	2,412	2,162
Series 2005-61 2A1
0.526%, 12/25/35(l)	36,483	24,234
Series 2005-62 2A1
1.463%, 12/25/35(l)	362,015	200,081
Series 2006-OA12 A1A
0.320%, 9/20/46(l)	19,040	18,709
Series 2006-OA22 A1
0.406%, 2/25/47(l)	941,431	511,924
Series 2007-OA7 A1A
0.426%, 5/25/47(l)	215,128	108,731
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
3.323%, 10/19/32(l)	8,013	4,116
Series 2003-HYB3 7A1
3.754%, 11/19/33(l)	64,200	59,186
Series 2004-12 11A1
3.969%, 8/25/34(l)	770,784	564,137
Series 2005-25 A11
5.500%, 11/25/35	1,173,378	958,296
Series 2005-3 1A2
0.536%, 4/25/35(l)	397,918	221,975
Series 2005-R2 1AF1
0.586%, 6/25/35(l)§	165,780	136,410
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.837%, 3/25/32(l)§	1,769	1,466
Series 2005-C6 A1
4.938%, 12/15/40	2,991	2,988
Deutsche Alt-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	860,166	822,376
Series 2005-AR2 7A1
5.505%, 10/25/35(l)	443,062	335,620
Series 2006-AB4 A1B1
0.346%, 10/25/36(l)	5,613	2,262
Series 2007-1 1A1
0.336%, 8/25/37(l)	563,327	552,727
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
2.544%, 6/25/34(l)	251,262	198,878
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
5.338%, 8/25/35(l)	476,837	419,116
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	6,036,622
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.516%, 11/25/45(l)	57,981	33,686
Series 2006-AR6 A1A
0.326%, 10/25/46(l)	52,965	47,358
GS Mortgage Securities Corp. II, Series 2007-EOP A1
0.339%, 3/6/20(l)§	730,905	705,225
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.953%, 9/25/35(l)	292,905	271,122
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.457%, 5/19/35(l)	$45,831	$26,789
Series 2006-1 2A1A
0.477%, 3/19/36(l)	339,517	169,708
Series 2006-12 2A11
0.327%, 1/19/38(l)	30,049	29,050
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
2.948%, 12/25/34(l)	308,038	236,145
Series 2006-AR14 1A1A
0.336%, 11/25/46(l)	21,855	21,378
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	1,901,197
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
3.096%, 11/21/34(l)	200,000	182,387
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.670%, 12/15/30(l)	46,259	39,875
Series 2001-TBC1 A1
0.580%, 11/15/31(l)	167,949	153,474
Merrill Lynch Floating Trust, Series 2006-1 A1
0.300%, 6/15/22(l)§	55,357	50,578
MLCC Mortgage Investors, Inc., Series 2005-2 1A
4.250%, 10/25/35(l)	2,453,918	2,189,496
Series 2005-2 2A
4.250%, 10/25/35(l)	2,284,324	1,979,399
Series 2005-2 3A
1.246%, 10/25/35(l)	362,001	298,672
Series 2005-3 4A
0.496%, 11/25/35(l)	263,795	189,856
Series 2005-3 5A
0.496%, 11/25/35(l)	311,844	228,444
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.546%, 8/25/35(l)	72,908	41,951
Securitized Asset Sales, Inc., Series 1993-6 A5
3.315%, 11/26/23(l)	3,893	3,588
Sequoia Mortgage Trust, Series 10 2A1
0.620%, 10/20/27(l)	20,425	17,494
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
2.781%, 2/25/34(l)	191,747	168,335
Series 2004-19 2A1
1.871%, 1/25/35(l)	59,250	28,881
Series 2005-17 3A1
5.095%, 8/25/35(l)	271,309	219,035
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.567%, 10/19/34(l)	114,440	96,639
Series 2005-AR5 A1
0.487%, 7/19/35(l)	226,416	146,802
Series 2005-AR5 A2
0.487%, 7/19/35(l)	481,254	374,583
Series 2006-AR4 2A1
0.436%, 6/25/36(l)	77,490	42,962
Series 2006-AR5 1A1
0.456%, 5/25/46(l)	2,503,964	1,360,839

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR7 A8
0.316%, 8/25/36(l)	$29,896	$29,194
Series 2007-AR3 1A1
0.346%, 9/25/47(l)	460,764	427,163
Structured Asset Securities Corp., Series 2006-11 A1
3.183%, 10/25/35(l)§	108,964	91,818
TBW Mortgage Backed Pass Through Certificates, Series 2006-6 A1
0.356%, 1/25/37(l)	27,034	24,709
Thornburg Mortgage Securities Trust, Series 2006-5 A1
0.366%, 10/25/46(l)	604,383	586,653
Series 2007-1 A3A
0.329%, 3/25/37(l)	3,463,587	3,303,269
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.320%, 9/15/21(l)§	2,483,340	2,135,673
Series 2007-WHL8 A1
0.310%, 6/15/20(l)§	1,873,134	1,652,854
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
1.663%, 11/25/42(l)	14,369	9,613
Series 2002-AR2 A
3.078%, 2/27/34(l)	12,621	11,107
Series 2003-AR1 A5
2.385%, 3/25/33(l)	1,436,198	1,317,122
Series 2003-R1 A1
0.786%, 12/25/27(l)	360,031	316,075
Series 2004-AR1 A
2.784%, 3/25/34(l)	3,530,249	3,238,297
Series 2005-AR13 A1A1
0.536%, 10/25/45(l)	328,774	250,025
Series 2005-AR15 A1A1
0.506%, 11/25/45(l)	76,095	57,923
Series 2006-AR15 2A
1.963%, 11/25/46(l)	71,566	46,241
Series 2006-AR3 A1A
1.463%, 2/25/46(l)	117,115	78,455
Series 2006-AR7 3A
3.328%, 7/25/46(l)	349,568	198,540
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
3.096%, 9/25/34(l)	137,472	134,531
Series 2007-10 1A22
0.746%, 7/25/37(l)	2,787,498	2,187,685

		71,422,220

Total Asset-Backed and Mortgage-Backed Securities		274,418,025

Convertible Bonds (0.0%)
Government Securities (0.0%)
U.S. Government Agencies (0.0%)
Federal Home Loan Mortgage Corp.
2.630%, 1/1/34(l)	$53,599	55,620
Federal National Mortgage Association
5.528%, 1/1/36(l)	550,625	581,479

Total Government Securities		637,099

Total Convertible Bonds		637,099

Corporate Bonds (29.6%)
Consumer Discretionary (1.4%)
Automobiles (1.0%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	$1,000,000	$1,052,025
5.875%, 3/15/11	25,315,000	26,337,397
5.750%, 9/8/11	2,000,000	2,108,088

		29,497,510

Media (0.4%)
Comcast Corp.
5.450%, 11/15/10	2,100,000	2,153,464
COX Communications, Inc.
7.750%, 11/1/10	7,000,000	7,262,409
Time Warner Cable, Inc.
6.200%, 7/1/13	1,297,000	1,431,230
Time Warner, Inc.
6.875%, 5/1/12	1,500,000	1,649,933

		12,497,036

Total Consumer Discretionary		41,994,546

Consumer Staples (0.4%)
Food & Staples Retailing (0.3%)
CVS Caremark Corp.
0.552%, 6/1/10(l)	7,396,000	7,397,080

Food Products (0.1%)
Kraft Foods, Inc.
6.250%, 6/1/12	2,900,000	3,173,684
6.000%, 2/11/13	700,000	768,288

		3,941,972

Tobacco (0.0%)
Reynolds American, Inc.
0.957%, 6/15/11(l)	1,200,000	1,195,043

Total Consumer Staples		12,534,095

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Kinder Morgan Energy Partners LP
7.500%, 11/1/10	500,000	516,836
Transcontinental Gas Pipe Line Corp. Series B
7.000%, 8/15/11	2,820,000	3,010,917
8.875%, 7/15/12	2,000,000	2,283,772
Williams Cos., Inc.
2.251%, 10/1/10(l)^§	7,000,000	6,997,284
Williams Cos., Inc. Trust V
6.375%, 10/1/10§	5,140,000	5,235,003

Total Energy		18,043,812

Financials (23.9%)
Capital Markets (2.6%)
Bear Stearns Cos., Inc.
0.370%, 5/18/10(l)	1,220,000	1,220,161
Goldman Sachs Group, Inc.
0.653%, 10/7/11(l)	4,500,000	4,503,366
0.429%, 2/6/12(l)	2,000,000	1,989,376
Merrill Lynch & Co., Inc.
0.449%, 7/25/11(l)	3,100,000	3,082,280
0.482%, 6/5/12(l)	18,500,000	18,149,980
6.050%, 8/15/12	3,895,000	4,159,880
Morgan Stanley
6.750%, 4/15/11	8,400,000	8,867,443
0.499%, 1/9/12(l)	19,500,000	19,279,416
5.625%, 1/9/12	1,600,000	1,694,666

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
0.540%, 4/19/12(l)	$4,625,000	$4,520,156
5.750%, 8/31/12	4,000,000	4,291,532
0.549%, 1/9/14(l)	2,100,000	2,007,791
5.750%, 10/18/16	2,500,000	2,599,130

		76,365,177

Commercial Banks (3.0%)
American Express Bank FSB
0.380%, 6/12/12(l)	3,500,000	3,450,850
5.550%, 10/17/12	1,500,000	1,616,993
5.500%, 4/16/13	4,500,000	4,819,387
American Express Centurion Bank
0.297%, 4/19/10(l)	459,000	458,983
5.550%, 10/17/12	1,800,000	1,940,391
Banco Bilbao Vizcaya Argentaria/Puerto Rico
0.252%, 5/25/12(l)	1,700,000	1,699,140
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,337,184
Citibank N.A.
1.375%, 8/10/11	35,000,000	35,282,730
First Tennessee Bank N.A.
0.390%, 2/14/11(l)	5,950,000	5,844,126
JPMorgan Chase Bank N.A.
0.587%, 6/13/16(l)	5,700,000	5,348,880
Regions Financial Corp.
0.455%, 6/26/12(l)	1,635,000	1,494,550
SunTrust Bank/Georgia
6.375%, 4/1/11	2,750,000	2,870,920
Union Planters Corp.
4.375%, 12/1/10	1,000,000	1,005,018
7.750%, 3/1/11	1,000,000	1,015,855
Wachovia Corp.
0.381%, 10/15/11(l)	1,000,000	995,508
0.379%, 4/23/12(l)	6,850,000	6,779,863
2.019%, 5/1/13(l)	3,100,000	3,189,249

		86,149,627

Consumer Finance (2.7%)
American Express Credit Corp.
0.366%, 2/24/12(l)	9,045,000	8,938,559
American General Finance Corp.
4.875%, 5/15/10	2,000,000	1,999,174
American Honda Finance Corp.
1.021%, 6/20/11(l)§	19,600,000	19,599,941
HSBC Finance Corp.
0.500%, 5/10/10(l)	1,600,000	1,600,405
5.500%, 4/15/11	1,925,000	1,989,870
0.460%, 8/9/11(l)	18,650,000	18,536,048
6.375%, 10/15/11	650,000	691,589
0.519%, 4/24/12(l)	2,400,000	2,379,322
7.000%, 5/15/12	328,000	357,694
5.900%, 6/19/12	2,500,000	2,688,615
0.601%, 7/19/12(l)	2,000,000	1,972,678
0.501%, 1/15/14(l)	11,200,000	10,762,304
International Lease Finance Corp.
5.000%, 4/15/10	1,850,000	1,850,168
0.472%, 5/24/10(l)	2,000,000	2,000,062
5.125%, 11/1/10	650,000	650,769
Toyota Motor Credit Corp.
5.450%, 5/18/11	750,000	783,702

		76,800,900

Diversified Financial Services (13.3%)
American Express Travel Related Services Co., Inc.
0.429%, 6/1/11(l)	100,000	98,601
5.250%, 11/21/11§	2,000,000	2,090,210
BA Covered Bond Issuer
5.500%, 6/14/12§	$8,800,000	$9,394,264
Bank of America Corp.
7.400%, 1/15/11	4,000,000	4,185,584
5.375%, 8/15/11	500,000	525,546
0.989%, 12/2/11(l)	6,000,000	6,076,458
6.250%, 4/15/12	20,000,000	21,521,380
4.875%, 9/15/12	800,000	838,278
Caterpillar Financial Services Corp.
1.035%, 6/24/11(l)	20,300,000	20,472,489
Citigroup Funding, Inc.
1.375%, 5/5/11	35,000,000	35,275,590
Citigroup, Inc.
0.340%, 5/18/11(l)	34,213,000	33,994,276
6.000%, 2/21/12	18,950,000	20,098,408
0.382%, 3/16/12(l)^	18,935,000	18,466,473
5.300%, 10/17/12	1,000,000	1,050,297
General Electric Capital Corp.
0.270%, 1/26/11(l)	12,150,000	12,145,103
1.800%, 3/11/11	25,000,000	25,297,400
0.339%, 4/28/11(l)	2,073,000	2,071,514
0.341%, 3/15/12(l)	10,000,000	9,726,930
0.379%, 11/1/12(l)	7,000,000	6,861,106
0.502%, 12/7/12(l)	13,600,000	13,697,730
0.271%, 12/21/12(l)	40,000,000	39,999,920
1.151%, 5/22/13(l)	10,800,000	10,765,051
1.278%, 9/23/13(l)	450,000	440,806
1.101%, 12/20/13(l)	5,000,000	4,844,665
6.375%, 11/15/67(l)^	10,900,000	10,232,375
John Deere Capital Corp.
1.004%, 6/10/11(l)	23,600,000	23,786,511
JPMorgan Chase & Co.
0.289%, 5/7/10(l)	7,200,000	7,200,641
0.535%, 12/26/12(l)	25,000,000	25,169,125
National Rural Utilities Cooperative Finance Corp.
1.026%, 7/1/10(l)	19,000,000	19,035,150

		385,361,881

Insurance (2.1%)
American International Group, Inc.
5.375%, 10/18/11	1,000,000	1,027,098
MetLife, Inc.
5.375%, 12/15/12	140,000	151,470
Metropolitan Life Global Funding I
1.034%, 6/25/10(l)§	11,100,000	11,118,315
2.154%, 6/10/11(l)§	1,200,000	1,219,738
0.470%, 8/13/12(l)§	1,930,000	1,897,665
2.875%, 9/17/12§	500,000	508,249
5.125%, 4/10/13§	200,000	214,719
5.200%, 9/18/13§	230,000	245,014
Monumental Global Funding II
5.650%, 7/14/11§	1,500,000	1,562,076
Monumental Global Funding III
0.419%, 1/25/13(l)§	5,000,000	4,791,040
0.451%, 1/15/14(b)§	2,500,000	2,381,690
New York Life Global Funding
0.382%, 6/16/11(l)§	4,750,000	4,753,358
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,265,170
Pricoa Global Funding I
1.052%, 6/4/10(l)§	8,600,000	8,610,148
0.349%, 1/30/12(l)§	9,800,000	9,582,185
4.625%, 6/25/12§	3,400,000	3,571,452
0.415%, 6/26/12(l)^§	2,000,000	1,946,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.400%, 10/18/12§	$5,300,000	$5,715,732

		60,561,879

Real Estate Investment Trusts (REITs) (0.0%)
Simon Property Group LP
4.600%, 6/15/10	1,000,000	1,006,645

Thrifts & Mortgage Finance (0.2%)
Countrywide Financial Corp.
5.800%, 6/7/12	110,000	116,930
Santander Holdings USA, Inc.
4.800%, 9/1/10	5,000,000	5,073,795

		5,190,725

Total Financials		691,436,834

Industrials (0.1%)
Commercial Services & Supplies (0.1%)
Waste Management, Inc.
7.650%, 3/15/11	3,000,000	3,168,993

Total Industrials		3,168,993

Information Technology (0.7%)
Computers & Peripherals (0.7%)
Hewlett-Packard Co.
1.302%, 5/27/11(l)	18,600,000	18,820,949

Total Information Technology		18,820,949

Materials (0.2%)
Chemicals (0.2%)
Dow Chemical Co.
6.125%, 2/1/11	5,125,000	5,328,939
4.850%, 8/15/12	500,000	528,759

Total Materials		5,857,698

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	41,020,000	42,296,870

Total Telecommunication Services		42,296,870

Utilities (0.8%)
Electric Utilities (0.2%)
FPL Group Capital, Inc.
1.138%, 6/17/11(l)	800,000	806,602
Nevada Power Co. Series L
5.875%, 1/15/15	150,000	163,397
Ohio Power Co.
0.431%, 4/5/10(l)	4,600,000	4,600,000

		5,569,999

Gas Utilities (0.5%)
Florida Gas Transmission Co. LLC
7.625%, 12/1/10§	5,000,000	5,190,535
NGPL Pipeco LLC
6.514%, 12/15/12§	7,850,000	8,612,439

		13,802,974

Multi-Utilities (0.1%)
Dominion Resources, Inc.
4.750%, 12/15/10	2,500,000	2,568,373

Total Utilities		21,941,346

Total Corporate Bonds		856,095,143

Government Securities (58.5%)
Agency ABS (20.0%)
Federal Farm Credit Bank
0.110%, 6/29/10(l)	$25,000,000	$24,997,400
0.228%, 10/7/11(l)	1,000,000	999,976
Federal Home Loan Bank
0.700%, 4/18/11	50,000,000	50,048,350
0.500%, 5/10/11(e)	20,000,000	20,002,320
0.120%, 5/26/11(l)	30,000,000	29,985,270
0.250%, 5/27/11(l)	1,300,000	1,299,427
0.130%, 7/11/11(l)	2,000,000	1,997,804
0.111%, 7/15/11(l)	20,000,000	19,972,800
0.145%, 7/20/11(l)	20,000,000	19,978,480
0.166%, 8/26/11(l)	4,800,000	4,795,080
0.149%, 9/9/11(l)	26,500,000	26,471,035
0.216%, 9/26/11(l)	25,000,000	24,989,175
Federal Home Loan Mortgage Corp.
0.197%, 9/19/11(l)	50,000,000	49,972,100
0.216%, 9/26/11(l)	50,000,000	49,978,350
0.150%, 11/9/11(l)	50,000,000	49,926,650
0.160%, 1/13/12(l)	30,500,000	30,453,762
1.500%, 1/19/12	68,700,000	68,728,236
0.149%, 2/2/12(l)	31,702,000	31,640,022
Federal National Mortgage Association
0.197%, 9/19/11(l)	40,000,000	39,977,760
0.388%, 6/29/12(l)	5,000,000	5,008,335
Small Business Administration Series 2008-P10A
5.902%, 2/10/18	819,475	869,455
Small Business Administration Participation Certificates Series 2003-20I
5.130%, 9/1/23	26,014	27,524
Series 2004-20C
4.340%, 3/1/24	166,794	172,382
Series 2005-20B
4.625%, 2/1/25	186,878	194,982
Series 2008-20G
5.870%, 7/1/28	12,539,195	13,723,168
Series 2008-20H
6.020%, 8/1/28	12,117,406	13,420,951

		579,630,794

Agency CMO (0.8%)
Federal Home Loan Mortgage Corp.
5.500%, 5/15/16	288,612	288,878
4.500%, 5/15/17	54,001	55,809
5.000%, 1/15/18	97,400	100,404
0.460%, 2/15/19(l)	5,671,615	5,615,799
0.380%, 7/15/19(l)	2,747,949	2,739,883
5.000%, 2/15/20	698,474	722,672
5.000%, 8/15/20	338,240	356,294
0.380%, 10/15/20(l)	2,647,362	2,637,845
5.000%, 5/15/27	1,082,871	1,083,056
6.500%, 4/15/29	40,177	43,790
0.580%, 12/15/29(l)	4,913	4,872
0.580%, 12/15/30(l)	41,822	41,850
6.500%, 7/25/43	13,623	14,523
1.671%, 10/25/44(l)	1,276,067	1,229,484
1.671%, 2/25/45(l)	1,613,555	1,554,381
Federal National Mortgage Association
3.295%, 5/25/35(l)	678,135	673,431
0.306%, 12/25/36(l)	161,255	155,393
0.447%, 10/27/37(l)	6,700,000	6,687,606
0.596%, 5/25/42(l)	103,573	97,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.950%, 2/25/44	$165,994	$168,484

		24,271,717

Municipal Bonds (0.1%)
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	700,000	709,891
State of Texas
4.750%, 4/1/37	300,000	301,980
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,340,000	1,062,111

		2,073,982

U.S. Government Agencies (34.1%)
Federal Home Loan Mortgage Corp.
0.109%, 2/1/11(l)	51,033,000	50,999,369
0.311%, 4/1/11(l)	93,360,000	93,452,146
0.303%, 4/7/11(l)	178,870,000	179,030,983
1.750%, 4/20/11	53,500,000	53,529,853
0.160%, 5/4/11(l)	526,753,000	527,046,402
0.179%, 8/5/11(l)	50,000,000	49,982,900
2.990%, 11/1/23(l)	5,981	6,190
4.879%, 3/1/35(l)	580,746	605,917
4.843%, 10/1/35(l)	264,496	275,032
5.098%, 10/1/35(l)	305,792	321,194
4.792%, 11/1/35(l)	284,429	297,195
6.611%, 7/1/36(l)	2,967,281	3,117,963
6.346%, 9/1/36(l)	2,201,658	2,332,597
6.514%, 10/1/36(l)	3,432,430	3,642,667
Federal National Mortgage Association
2.500%, 4/6/11(e)	10,000,000	10,001,190
1.750%, 4/15/11	10,000,000	10,003,680
2.835%, 11/1/34(l)	359,593	375,044
2.600%, 1/1/35(l)	72,359	74,997
3.362%, 7/1/35(l)	366,134	377,811
5.635%, 12/1/35(l)	755,479	795,975
5.691%, 3/1/36(l)	838,837	890,216
5.743%, 3/1/36(l)	957,643	1,016,299
1.671%, 3/1/44(l)	711,369	705,433
1.671%, 7/1/44(l)	17,102	16,958
1.671%, 10/1/44(l)	84,577	83,846
Small Business Administration Series P10A
4.504%, 2/1/14	33,691	34,998

		989,016,855

U.S. Treasuries (3.5%)
U.S. Treasury Notes
1.125%, 6/30/11	807,000	812,864
1.000%, 7/31/11	99,100,000	99,610,959

		100,423,823

Total Government Securities		1,695,417,171

Total Long-Term Debt Securities (97.6%) (Cost $2,817,492,263)		2,826,567,438

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	$1,074,700

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		1,074,700

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.
(Cost $790)	4	$871

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.1%)
Federal Home Loan Bank
0.10%, 6/11/10 (o)(p)	$3,000,000	2,999,409
Federal Home Loan Mortgage Corp.
0.10%, 6/9/10 (o)(p)	6,100,000	6,098,829
Federal National Mortgage Association
0.10%, 6/14/10 (o)(p)	52,500,000	52,489,185
U.S. Treasury Bills
0.20%, 9/2/10 (p)	389,000	388,659

Total Government Securities		61,976,082

Short-Term Investments of Cash Collateral for Securities Loaned (0.5%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	358,980	358,980
Monumental Global Funding Ltd.
0.31%, 5/24/10 (l)	13,000,000	12,958,608

Total Short-Term Investments of Cash Collateral for Securities Loaned		13,317,588

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	324,659	324,659

Total Short-Term Investments (2.6%) (Cost/Amortized Cost $75,651,832)		75,618,329

Total Investments Before Options Written and Securities Sold Short (100.2%) (Cost/Amortized Cost $2,894,244,885)		2,903,261,338

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2010 @ $119.00*	(1,946)	(91,219)
May 2010 @ $119.00*	(859)	(147,640)

		(238,859)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Contracts	Value (Note 1)
Put Options Written (0.0%)
10 Year U.S. Treasury Notes
April 2010 @ $114.00*	(1,946)	$(243,250)
May 2010 @ $114.00*	(791)	(271,907)
May 2010 @ $115.00*	(73)	(42,203)

		(557,360)

Total Options Written (0.0%) (Premiums Received $1,870,712)		(796,219)

Total Investments Before Securities Sold Short (100.2%) (Cost/Amortized Cost $2,892,374,173)		2,902,465,119

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*†	(31)	(324)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(324)

Total Investments after Options Written and Securities Sold Short (100.2%) (Cost/Amortized Cost $2,892,374,173)		2,902,464,795
Other Assets Less Liabilities (-0.2%)		(4,989,619)

Net Assets (100%)		$2,897,475,176

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling ($324) or (0.0)% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $122,866,025 or 4.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $366,160.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	$260,824	$270,331	$(9,507)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,268,058	3,316,912	(48,854)

				$(58,361)

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	12,100	$250,362	$260,824	$(10,462)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	4,577	3,209,225	3,268,058	(58,833)

				$(69,295)

				$(127,656)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Options Written:

Options written through the three months ended March 31, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2010	6,171	$2,716,713
Options Written	7,325	2,452,719
Options Terminated in Closing Purchase Transactions	(364)	(249,403)
Options Expired	(7,517)	(3,049,317)
Options Exercised	—	—

Options Outstanding – March 31, 2010	5,615	$1,870,712

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$202,995,805	$—	$202,995,805
Non-Agency CMO	—	71,422,220	—	71,422,220
Common Stocks
Financials	871	—	—	871
Convertible Bonds
Government Securities	—	637,099	—	637,099
Convertible Preferred Stocks
Financials	1,074,700	—	—	1,074,700
Corporate Bonds
Consumer Discretionary	—	41,994,546	—	41,994,546
Consumer Staples	—	12,534,095	—	12,534,095
Energy	—	18,043,812	—	18,043,812
Financials	—	691,436,834	—	691,436,834
Industrials	—	3,168,993	—	3,168,993
Information Technology	—	18,820,949	—	18,820,949
Materials	—	5,857,698	—	5,857,698
Telecommunication Services	—	42,296,870	—	42,296,870
Utilities		21,941,346	—	21,941,346
Government Securities
Agency ABS	—	579,630,794	—	579,630,794
Agency CMO	—	24,271,717	—	24,271,717
Municipal Bonds	—	2,073,982	—	2,073,982
U.S. Government Agencies	—	989,016,855	—	989,016,855
U.S. Treasuries	—	100,423,823	—	100,423,823
Short-Term Investments	—	75,618,329	—	75,618,329

Total Assets	$1,075,571	$2,902,185,767	$—	$2,903,261,338

Liabilities:
Common Stocks
Financials	$—	$—	$(324)	$(324)
Forward Currency Contracts	—	(127,656)	—	(127,656)
Options Written
Call Options Written	(238,859)	—	—	(238,859)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Put Options Written	$(557,360)	$—	$—	$(557,360)
Total Liabilities	$(796,219)	$(127,656)	$(324)	$(924,199)

Total	$279,352	$2,902,058,111	$(324)	$2,902,337,139

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset Backed Securities	Investments in Securities-Financials
Balance as of 12/31/09	$6,365,000	$(1,473)
Total gains or losses (realized/unrealized) included in earnings	—	1,149
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(6,365,000)	—

Balance as of 3/31/10	$—	($324)

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$—	$1,149

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$990,637,736
Long-term U.S. Treasury securities	157,728,562

$1,148,366,298

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$339,028,347
Long-term U.S. Treasury securities	137,821,125

$476,849,472

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,807,729
Aggregate gross unrealized depreciation	(13,161,807)

Net unrealized appreciation	$2,645,922

Federal income tax cost of investments	$2,900,615,416

At March 31, 2010, the Portfolio had loaned securities with a total value of $13,101,661. This was secured by collateral of $13,358,980, which was received as cash and subsequently invested in short-term investments currently valued at $13,317,588, as reported in the Portfolio of Investments.

The Portfolio had a net capital loss carryforward of $259,362,578 of which $4,546,511 expires in the year 2013, $7,880,586 expires in the year 2015, $131,902,909 expires in the year 2016 and $115,032,572 expires in the year 2017.

Included in the capital loss carryforward amounts are $144,330,006 of losses acquired from EQ/Short Duration Bond as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.6%)
Asset-Backed Securities (0.7%)
AEP Texas Central Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	$175,000	$200,272
Bayview Financial Acquisition Trust, Series 2005-D AF2
5.402%, 12/28/35(l)	617,358	591,794
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	500,000	533,224
Series 2007-A7 A7
5.750%, 7/15/20	125,000	139,173
Chase Issuance Trust, Series 2007-A1 A1
0.250%, 3/15/13(l)	3,834,000	3,828,735
Series 2007-A17 A
5.120%, 10/15/14	1,500,000	1,623,679
Series 2008-A9 A9
4.260%, 5/15/13	750,000	778,314
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	200,000	215,490
Series 2003-A7 A7
4.150%, 7/7/17	300,000	312,573
Series 2004-A8 A8
4.900%, 12/12/16	700,000	756,614
Series 2005-A4 A4
4.400%, 6/20/14	600,000	635,906
Series 2006-A3 A3
5.300%, 3/15/18	1,000,000	1,094,502
Series 2007-A8 A8
5.650%, 9/20/19	125,000	138,839
Series 2009-A4 A4
4.900%, 6/23/16	250,000	270,597
Series 2009-A5 A5
2.250%, 12/23/14	3,190,000	3,214,182
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)	433,361	375,046
Daimler Chrysler Auto Trust, Series 2007-A A4
5.280%, 3/8/13	200,000	210,207
DB Master Finance LLC, Series 2006-1 A2
5.779%, 6/20/31§	600,000	583,840
Discover Card Master Trust, Series 2010-A1 A1
0.880%, 9/15/15(l)	1,113,000	1,113,131
Ford Credit Auto Owner Trust, Series 2007-B A4A
5.240%, 7/15/12	100,000	104,620
MBNA Credit Card Master Note Trust, Series 2005-A9 A9
0.270%, 4/15/13(l)	4,185,000	4,177,334
Nissan Auto Receivables Owner Trust, Series 2007-B A4
5.160%, 3/17/14	750,000	781,294
Series 2008-A A4
4.280%, 6/16/14	500,000	519,089
Option One Mortgage Loan Trust, Series 2006-3 M1
0.476%, 2/25/37(l)	2,915,000	15,493
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	$200,000	$213,469
Residential Asset Securities Corp., Series 2003-KS3 A2
0.846%, 5/25/33(l)	175,405	99,689
USAA Auto Owner Trust, Series 2008-1 A4
4.500%, 10/15/13	800,000	834,044

		23,361,150

Non-Agency CMO (4.9%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A3
4.512%, 12/10/42	2,000,000	2,049,423
Series 2006-5 A4
5.414%, 9/10/47	2,815,000	2,767,368
Series 2006-6 A2
5.309%, 10/10/45	1,000,000	1,021,839
Series 2006-6 A4
5.356%, 10/10/45	520,000	527,813
Series 2007-1 A4
5.451%, 1/15/49	2,945,000	2,839,050
Series 2007-2 A4
5.689%, 4/10/49(l)	2,150,000	2,053,058
Series 2007-3 A4
5.658%, 6/10/49(l)	1,200,000	1,069,710
Series 2007-4 A4
5.744%, 2/10/51(l)	1,041,000	990,406
Bear Stearns Alt-A Trust, Series 2006-1 22A1
5.130%, 2/25/36(l)	1,976,311	1,102,845
Series 2006-3 22A1
5.796%, 5/25/36(l)	838,302	385,523
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16 A6
4.750%, 2/13/46(l)	1,250,000	1,261,229
Series 2005-PWR7 A2
4.945%, 2/11/41	888,385	899,854
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	2,535,000	2,547,350
Series 2005-PWR8 A4
4.674%, 6/11/41	1,507,000	1,511,202
Series 2006-PW11 A4
5.456%, 3/11/39(l)	2,030,000	2,144,087
Series 2006-PW12 A4
5.719%, 9/11/38(l)	1,240,000	1,321,498
Series 2007-PW16 A4
5.719%, 6/11/40(l)	400,000	382,982
Citigroup Commercial Mortgage Trust, Inc., Series 2006-C5 A4
5.431%, 10/15/49	1,337,000	1,348,859
Series 2007-C6 A4
5.699%, 12/10/49(l)	750,000	729,040
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.137%, 5/25/35(l)	1,559,849	1,366,235
Series 2006-AR1 3A1
5.500%, 3/25/36(l)	2,547,854	1,701,099
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A1
5.171%, 11/15/44	266,784	274,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A4
4.982%, 5/10/43(l)	$750,000	$767,709
Series 2006-C8 A4
5.306%, 12/10/46	510,000	481,877
Credit Suisse Mortgage Capital Certificates, Series 2006-C4 A3
5.467%, 9/15/39	4,520,000	4,233,935
CS First Boston Mortgage Securities Corp., Series 2001-CK6 A3
6.387%, 8/15/36	481,085	504,370
Series 2002-CKN2 A3
6.133%, 4/15/37	1,000,400	1,054,945
Series 2004-C1 A4
4.750%, 1/15/37(l)	985,000	1,010,779
Series 2004-C2 A1
3.819%, 5/15/36	291,381	291,475
GE Capital Commercial Mortgage Corp., Series 2004-C3 A3
4.865%, 7/10/39(l)	521,000	532,222
Series 2007-C1 A4
5.543%, 12/10/49	830,000	757,906
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3 A5
4.864%, 12/10/41	2,650,000	2,653,171
Greenwich Capital Commercial Funding Corp., Series 2003-C1 A4
4.111%, 7/5/35	1,915,000	1,950,992
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,125,000	1,148,050
Series 2005-GG5 A41
5.243%, 4/10/37(l)	1,071,500	1,097,355
Series 2007-GG9 A2
5.381%, 3/10/39	5,185,000	5,319,930
Series 2007-GG9 A4
5.444%, 3/10/39	6,025,000	5,781,156
GS Mortgage Securities Corp. II, Series 2004-GG2 A6
5.396%, 8/10/38(l)	2,000,000	2,085,631
Series 2006-GG6 A4
5.553%, 4/10/38(l)	5,845,000	5,861,749
Series 2006-GG8 A2
5.479%, 11/10/39	500,000	507,338
Indymac Index Mortgage Loan Trust, Series 2006-AR7 4A1
5.844%, 5/25/36(l)	1,147,104	683,107
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	1,250,000	1,297,888
Series 2001-CIB2 A3
6.429%, 4/15/35	1,412,500	1,461,850
Series 2003-CB7 A4
4.879%, 1/12/38(l)	1,250,000	1,302,935
Series 2005-CB11 A3
5.197%, 8/12/37	1,025,000	1,057,464
Series 2005-CB11 A4
5.335%, 8/12/37(l)	6,190,000	6,408,942
Series 2005-LDP1 A3
4.865%, 3/15/46	625,000	628,988
Series 2005-LDP1 A4
5.038%, 3/15/46(l)	6,301,517	6,481,910
Series 2005-LDP4 A3A1
4.871%, 10/15/42	550,000	555,216
Series 2006-CB14 A4
5.481%, 12/12/44(l)	$3,790,000	$3,781,433
Series 2006-CB15 A4
5.814%, 6/12/43(l)	2,640,000	2,650,495
Series 2006-CB16 A4
5.552%, 5/12/45	1,039,000	1,049,452
Series 2007-CB18 A4
5.440%, 6/12/47^	5,730,000	5,632,063
Series 2007-LD11 A4
5.818%, 6/15/49(l)	5,755,000	5,534,828
Series 2007-LDPX A3
5.420%, 1/15/49	2,580,000	2,398,661
LB-UBS Commercial Mortgage Trust, Series 2003-C3 A4
4.166%, 5/15/32	2,810,000	2,865,269
Series 2004-C2 A4
4.367%, 3/15/36	2,115,000	2,147,031
Series 2004-C4 A4
5.223%, 6/15/29(l)	2,985,000	3,128,218
Series 2004-C8 A4
4.510%, 12/15/29	800,000	813,332
Series 2005-C1 A4
4.742%, 2/15/30	5,930,000	6,012,310
Series 2005-C7 A4
5.197%, 11/15/30(l)	400,000	412,746
Series 2006-C7 A3
5.347%, 11/15/38	1,985,000	1,955,848
Series 2007-C1 A4
5.424%, 2/15/40	3,785,000	3,647,074
Series 2007-C6 A4
5.858%, 7/15/40(l)	500,000	487,623
Lehman XS Trust, Series 2007-4N M1
0.696%, 3/25/47(l)	3,031,890	8,387
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8 A1C1
5.250%, 8/25/36(l)	960,139	906,850
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,000,000	2,011,195
Series 2005-CKI1 A6
5.233%, 11/12/37(l)	2,575,000	2,674,446
Series 2007-C1 A4
5.827%, 6/12/50(l)	950,000	932,981
Series 2008-C1 A3
5.710%, 2/12/51	500,000	508,846
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2 A4
5.908%, 6/12/46(l)	805,000	825,783
Series 2006-3 A4
5.414%, 7/12/46(l)	6,255,000	6,166,835
Series 2007-5 A4
5.378%, 8/12/48	2,300,000	1,921,073
Morgan Stanley Capital I, Inc., Series 2005-T17 A5
4.780%, 12/13/41	6,510,000	6,648,396
Series 2006-IQ12 A4
5.332%, 12/15/43	1,816,000	1,824,780
Series 2007-HQ12 A5
5.631%, 4/12/49(l)	825,000	806,512
Series 2007-HQ13 A3
5.569%, 12/15/44	1,437,500	1,311,692
Series 2007-IQ13 A4
5.364%, 3/15/44	2,940,000	2,798,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-T25 A3
5.514%, 11/12/49(l)	$975,000	$968,677
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27 A3
5.765%, 7/15/45(l)	8,786,372	8,984,344
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,530,243
Series 2007-C33 A4
5.902%, 2/15/51(l)	400,000	372,997
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1 A1A
1.171%, 2/25/47(l)	2,138,870	1,087,553

		171,020,185

Total Asset-Backed and Mortgage-Backed Securities		194,381,335

Corporate Bonds (26.1%)
Consumer Discretionary (2.2%)
Auto Components (0.0%)
Goodyear Tire & Rubber Co.
9.000%, 7/1/15^	$900,000	929,250
Johnson Controls, Inc.
5.000%, 3/30/20	100,000	99,759

		1,029,009

Automobiles (0.2%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	590,000	594,276
7.750%, 1/18/11	1,139,000	1,198,256
7.300%, 1/15/12	672,000	731,735
6.500%, 11/15/13	800,000	886,912
Volvo Treasury AB
5.950%, 4/1/15§	2,199,000	2,240,662

		5,651,841

Hotels, Restaurants & Leisure (0.3%)
International Game Technology
7.500%, 6/15/19	75,000	84,948
Marriott International, Inc.
5.625%, 2/15/13	3,418,000	3,636,629
McDonald’s Corp.
4.300%, 3/1/13	300,000	319,596
5.350%, 3/1/18	350,000	379,557
6.300%, 10/15/37	250,000	270,708
Sheraton Holding Corp.
7.375%, 11/15/15	1,139,000	1,187,407
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	1,189,000	1,287,092
6.250%, 2/15/13	1,450,000	1,522,500
Wyndham Worldwide Corp.
6.000%, 12/1/16	1,605,000	1,589,984
Yum! Brands, Inc.
6.875%, 11/15/37	500,000	542,903

		10,821,324

Household Durables (0.2%)
Fortune Brands, Inc.
3.000%, 6/1/12	2,250,000	2,254,518
4.875%, 12/1/13	642,000	667,141
6.375%, 6/15/14	1,000,000	1,094,382
MDC Holdings, Inc.
5.500%, 5/15/13	1,650,000	1,701,657
Mohawk Industries, Inc.
6.875%, 1/15/16	1,440,000	1,486,800
Toll Brothers Finance Corp.
6.750%, 11/1/19	$200,000	$202,084
Whirlpool Corp.
8.000%, 5/1/12	115,000	126,392
5.500%, 3/1/13	300,000	314,023
8.600%, 5/1/14	280,000	324,950

		8,171,947

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	65,000	64,223

Media (1.3%)
BSKYB Finance UK plc
5.625%, 10/15/15§	1,175,000	1,289,538
CBS Corp.
6.625%, 5/15/11	300,000	315,049
5.625%, 8/15/12	300,000	323,613
8.875%, 5/15/19	2,165,000	2,615,329
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	274,000	317,605
9.455%, 11/15/22	870,000	1,162,467
Comcast Corp.
5.500%, 3/15/11	1,285,000	1,336,896
5.300%, 1/15/14	500,000	537,585
5.900%, 3/15/16	600,000	655,433
6.500%, 1/15/17	600,000	667,026
5.700%, 7/1/19	200,000	208,839
6.500%, 11/15/35	500,000	512,138
6.450%, 3/15/37	1,000,000	1,018,366
6.950%, 8/15/37	600,000	649,091
6.550%, 7/1/39^	200,000	206,972
COX Communications, Inc.
7.125%, 10/1/12	300,000	335,298
5.450%, 12/15/14	500,000	540,473
CSC Holdings LLC
8.500%, 4/15/14§	890,000	947,850
DIRECTV Holdings LLC
3.550%, 3/15/15§	190,000	186,950
5.200%, 3/15/20§	200,000	196,901
6.350%, 3/15/40§	60,000	59,560
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14§	1,370,000	1,431,258
7.625%, 5/15/16	471,000	527,520
Grupo Televisa S.A.
6.625%, 3/18/25	500,000	505,085
Historic TW, Inc.
9.125%, 1/15/13	500,000	584,141
News America Holdings, Inc.
9.250%, 2/1/13	1,080,000	1,269,037
News America, Inc.
5.300%, 12/15/14	100,000	109,572
6.900%, 3/1/19	500,000	568,231
6.550%, 3/15/33	695,000	705,191
6.400%, 12/15/35	1,000,000	1,021,152
6.150%, 3/1/37	200,000	197,140
6.650%, 11/15/37	300,000	315,512
Omnicom Group, Inc.
6.250%, 7/15/19	250,000	270,820
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	420,000	523,974
Thomson Reuters Corp.
6.500%, 7/15/18	300,000	338,549
4.700%, 10/15/19	100,000	100,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner Cable, Inc.
5.400%, 7/2/12	$500,000	$536,751
6.200%, 7/1/13	300,000	331,048
7.500%, 4/1/14	1,320,000	1,523,879
3.500%, 2/1/15	250,000	250,212
5.850%, 5/1/17	1,100,000	1,177,826
8.250%, 4/1/19	500,000	605,044
5.000%, 2/1/20	185,000	182,406
6.550%, 5/1/37	300,000	306,632
7.300%, 7/1/38	500,000	556,462
6.750%, 6/15/39	250,000	262,252
Time Warner Entertainment Co. LP
8.375%, 3/15/23	1,250,000	1,525,553
Time Warner, Inc.
6.875%, 5/1/12	500,000	549,977
5.875%, 11/15/16	300,000	327,762
7.625%, 4/15/31	2,155,000	2,461,269
7.700%, 5/1/32	750,000	865,629
6.500%, 11/15/36	1,000,000	1,027,268
Turner Broadcasting System, Inc.
8.375%, 7/1/13	1,160,000	1,327,712
Univision Communications, Inc.
12.000%, 7/1/14^§	197,000	215,715
Viacom, Inc.
4.375%, 9/15/14	250,000	258,298
5.625%, 9/15/19	2,440,000	2,534,406
6.875%, 4/30/36	300,000	318,055
Walt Disney Co.
4.500%, 12/15/13	500,000	538,464
6.000%, 7/17/17	500,000	559,844
5.500%, 3/15/19	1,110,000	1,205,371
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,585,331
8.000%, 9/15/14	1,907,000	2,191,120

		46,774,957

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	300,000	333,751
Nordstrom, Inc.
6.750%, 6/1/14	60,000	67,374
6.250%, 1/15/18	400,000	440,084
Target Corp.
5.125%, 1/15/13	600,000	651,447
6.000%, 1/15/18^	300,000	335,874
6.500%, 10/15/37	200,000	217,648
7.000%, 1/15/38	600,000	693,557

		2,739,735

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	250,000	269,843
Home Depot, Inc.
5.400%, 3/1/16	800,000	864,478
5.875%, 12/16/36^	250,000	242,607
Lowe’s Cos., Inc.
5.600%, 9/15/12	300,000	330,949
5.500%, 10/15/35	300,000	290,589
6.650%, 9/15/37	150,000	168,067
Staples, Inc.
9.750%, 1/15/14	500,000	606,165
TJX Cos., Inc.
6.950%, 4/15/19	$145,000	$171,341

		2,944,039

Total Consumer Discretionary		78,197,075

Consumer Staples (1.9%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.
6.000%, 4/15/11	300,000	313,932
4.950%, 1/15/14^	300,000	318,822
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	1,525,000	1,565,929
4.125%, 1/15/15	325,000	334,392
5.375%, 1/15/20	900,000	928,423
6.375%, 1/15/40	600,000	640,415
Bottling Group LLC
6.950%, 3/15/14	1,765,000	2,043,356
5.125%, 1/15/19	500,000	523,893
Coca-Cola Co.
5.350%, 11/15/17	2,075,000	2,282,801
4.875%, 3/15/19	250,000	260,006
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	300,000	338,252
7.375%, 3/3/14	500,000	584,210
8.500%, 2/1/22	1,000,000	1,293,722
Diageo Capital plc
7.375%, 1/15/14	1,780,000	2,070,017
5.750%, 10/23/17	300,000	325,047
Diageo Finance B.V.
5.500%, 4/1/13	600,000	654,335
3.250%, 1/15/15	100,000	100,389
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	500,000	571,204
PepsiCo, Inc.
4.650%, 2/15/13	1,325,000	1,429,288
3.100%, 1/15/15	250,000	252,654
5.000%, 6/1/18	300,000	316,148
7.900%, 11/1/18	600,000	743,132
4.500%, 1/15/20	250,000	252,828
5.500%, 1/15/40	100,000	99,008

		18,242,203

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	300,000	329,210
CVS Caremark Corp.
6.125%, 8/15/16	500,000	551,308
5.750%, 6/1/17	300,000	323,517
6.600%, 3/15/19	1,370,000	1,531,682
6.250%, 6/1/27	200,000	207,689
Delhaize America, Inc.
9.000%, 4/15/31	100,000	127,211
Delhaize Group
5.875%, 2/1/14^	605,000	661,539
Kroger Co.
5.000%, 4/15/13	300,000	319,432
7.500%, 1/15/14	500,000	577,347
3.900%, 10/1/15	200,000	202,453
6.800%, 12/15/18	609,000	684,996
6.150%, 1/15/20	500,000	542,779
Safeway, Inc.
6.350%, 8/15/17	300,000	332,273
5.000%, 8/15/19	500,000	504,434
Sysco Corp.
5.250%, 2/12/18	500,000	532,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.625%, 3/17/39	$200,000	$230,788
Walgreen Co.
4.875%, 8/1/13	300,000	326,598
Wal-Mart Stores, Inc.
4.250%, 4/15/13	1,930,000	2,059,820
4.550%, 5/1/13	600,000	645,139
5.800%, 2/15/18	500,000	558,001
7.550%, 2/15/30	500,000	617,985
6.500%, 8/15/37	1,050,000	1,164,039
6.200%, 4/15/38	150,000	161,535

		13,192,420

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35^	500,000	481,541
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	2,210,000	2,354,046
5.100%, 7/15/15	705,000	724,240
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	1,705,000	1,805,708
Campbell Soup Co.
6.750%, 2/15/11	1,130,000	1,191,074
3.375%, 8/15/14	200,000	205,428
4.500%, 2/15/19	500,000	508,754
ConAgra Foods, Inc.
6.750%, 9/15/11	800,000	859,664
8.250%, 9/15/30	100,000	122,633
General Mills, Inc.
5.650%, 9/10/12	300,000	327,028
5.650%, 2/15/19	500,000	536,308
H.J. Heinz Co.
5.350%, 7/15/13	600,000	650,612
Kellogg Co.
4.250%, 3/6/13	300,000	316,934
4.450%, 5/30/16	750,000	796,567
Kraft Foods, Inc.
6.250%, 6/1/12	3,835,000	4,196,924
5.250%, 10/1/13	1,965,000	2,126,099
4.125%, 2/9/16	150,000	151,996
6.125%, 2/1/18	800,000	875,512
5.375%, 2/10/20	300,000	304,907
6.875%, 2/1/38	300,000	324,549
6.500%, 2/9/40	500,000	518,140
Ralcorp Holdings, Inc.
6.625%, 8/15/39§	200,000	198,825
Sara Lee Corp.
6.125%, 11/1/32	100,000	98,256

		19,675,745

Household Products (0.2%)
Clorox Co.
5.000%, 3/1/13	1,000,000	1,081,787
3.550%, 11/1/15	100,000	101,345
Colgate-Palmolive Co.
3.150%, 8/5/15	60,000	60,590
Kimberly-Clark Corp.
6.125%, 8/1/17	300,000	338,016
6.625%, 8/1/37	300,000	342,274
Procter & Gamble Co.
4.600%, 1/15/14	1,000,000	1,074,431
4.850%, 12/15/15	300,000	328,944
4.700%, 2/15/19	2,051,000	2,103,385
5.550%, 3/5/37	500,000	505,575

		5,936,347

Personal Products (0.0%)
Avon Products, Inc.
6.500%, 3/1/19	$1,905,000	$2,140,220
Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	1,775,000	2,182,592
9.250%, 8/6/19	1,000,000	1,215,132
9.950%, 11/10/38	350,000	459,607
Lorillard Tobacco Co.
8.125%, 6/23/19^	155,000	170,763
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	537,055
5.650%, 5/16/18	300,000	323,002
6.375%, 5/16/38	350,000	380,803
Reynolds American, Inc.
7.250%, 6/1/13	300,000	333,586
7.625%, 6/1/16^	755,000	848,318

		6,450,858

Total Consumer Staples		65,637,793

Energy (2.3%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	1,010,000	1,154,863
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	70,585
Halliburton Co.
6.150%, 9/15/19	250,000	280,213
6.700%, 9/15/38	500,000	557,035
7.450%, 9/15/39	250,000	305,025
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	148,891
Transocean, Inc.
6.000%, 3/15/18^	100,000	108,855
6.800%, 3/15/38	250,000	280,723
Weatherford International Ltd.
5.150%, 3/15/13	520,000	552,540
6.000%, 3/15/18	300,000	313,306
9.625%, 3/1/19	1,825,000	2,309,295
7.000%, 3/15/38	500,000	528,649

		6,609,980

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	2,971,000	3,236,818
6.450%, 9/15/36	1,470,000	1,498,136
Apache Corp.
5.250%, 4/15/13	895,000	973,818
6.000%, 1/15/37	300,000	315,655
Buckeye Partners LP
5.500%, 8/15/19	150,000	151,849
Canadian Natural Resources Ltd.
5.150%, 2/1/13	435,000	467,052
5.700%, 5/15/17	500,000	533,530
6.250%, 3/15/38	300,000	310,214
Cenovus Energy, Inc.
4.500%, 9/15/14§	500,000	521,649
5.700%, 10/15/19§	300,000	315,453
6.750%, 11/15/39§	400,000	433,826
Chevron Corp.
4.950%, 3/3/19	500,000	528,373
Conoco Funding Co.
6.350%, 10/15/11	1,300,000	1,402,328
Conoco, Inc.
6.950%, 4/15/29	750,000	860,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
ConocoPhillips
6.000%, 1/15/20	$500,000	$555,404
5.900%, 5/15/38	100,000	103,207
6.500%, 2/1/39	625,000	698,161
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	600,000	667,902
Devon Financing Corp. ULC
7.875%, 9/30/31	600,000	744,944
Ecopetrol SA
7.625%, 7/23/19	779,000	864,690
Enbridge Energy Partners LP
Series B
7.500%, 4/15/38	500,000	585,362
EnCana Corp.
5.900%, 12/1/17	100,000	108,212
6.500%, 5/15/19	625,000	697,094
6.625%, 8/15/37	100,000	107,395
6.500%, 2/1/38	500,000	532,366
Energy Transfer Partners LP
6.700%, 7/1/18	1,278,000	1,396,026
9.700%, 3/15/19	500,000	632,879
7.500%, 7/1/38	2,752,000	3,082,196
Enterprise Products Operating LLC
9.750%, 1/31/14	500,000	607,148
5.600%, 10/15/14	505,000	546,603
Series L
6.300%, 9/15/17	500,000	549,240
EOG Resources, Inc.
6.875%, 10/1/18	100,000	115,205
5.625%, 6/1/19	125,000	134,156
Gaz Capital S.A. for Gazprom
6.212%, 11/22/16	5,345,000	5,505,884
Hess Corp.
8.125%, 2/15/19	923,000	1,125,091
7.875%, 10/1/29	895,000	1,072,354
Husky Energy, Inc.
5.900%, 6/15/14	105,000	114,270
7.250%, 12/15/19	65,000	75,289
Kinder Morgan Energy Partners LP
5.950%, 2/15/18	300,000	321,763
9.000%, 2/1/19	1,000,000	1,247,702
6.850%, 2/15/20	30,000	33,655
5.800%, 3/15/35	300,000	281,961
Magellan Midstream Partners LP
6.550%, 7/15/19	125,000	138,445
Marathon Oil Corp.
5.900%, 3/15/18	750,000	800,117
7.500%, 2/15/19	1,270,000	1,491,747
6.600%, 10/1/37	100,000	104,973
Nabors Industries, Inc.
9.250%, 1/15/19	2,520,000	3,134,575
Nexen, Inc.
6.200%, 7/30/19^	80,000	86,252
6.400%, 5/15/37	300,000	302,407
7.500%, 7/30/39	145,000	165,399
Noble Energy, Inc.
8.250%, 3/1/19	1,873,000	2,268,398
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	579,172
4.125%, 6/1/16	250,000	257,572
ONEOK Partners LP
8.625%, 3/1/19	500,000	617,423
Pemex Project Funding Master Trust
5.750%, 3/1/18	1,000,000	1,029,145
6.625%, 6/15/35^	300,000	295,556
Petrobras International Finance Co.
6.125%, 10/6/16	$500,000	$538,613
5.875%, 3/1/18^	300,000	313,305
7.875%, 3/15/19	300,000	350,867
5.750%, 1/20/20^	4,940,000	5,060,986
Petro-Canada, Inc.
9.250%, 10/15/21	300,000	388,983
6.800%, 5/15/38	500,000	534,975
Petroleos Mexicanos
6.000%, 3/5/20§	120,000	123,000
Petronas Capital Ltd.
5.250%, 8/12/19^§	2,555,000	2,590,065
Plains All American Pipeline LP
6.500%, 5/1/18	500,000	544,776
6.650%, 1/15/37	100,000	103,694
Shell International Finance B.V.
1.300%, 9/22/11	500,000	502,504
4.950%, 3/22/12	100,000	107,299
1.875%, 3/25/13	175,000	174,828
4.000%, 3/21/14	500,000	526,164
4.300%, 9/22/19	700,000	690,199
4.375%, 3/25/20	150,000	148,707
6.375%, 12/15/38	500,000	550,603
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	539,185
Statoil ASA
3.875%, 4/15/14	250,000	260,646
5.250%, 4/15/19	105,000	109,654
7.150%, 1/15/29	100,000	115,722
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	110,411
6.500%, 6/15/38	250,000	260,691
Talisman Energy, Inc.
7.750%, 6/1/19	90,000	107,240
6.250%, 2/1/38	150,000	152,635
Tesoro Corp.
6.500%, 6/1/17	1,045,000	961,400
Trans-Canada Pipelines Ltd.
7.125%, 1/15/19	1,000,000	1,171,614
7.250%, 8/15/38	600,000	699,998
6.350%, 5/15/67(l)	1,690,000	1,608,026
Valero Energy Corp.
6.875%, 4/15/12	4,330,000	4,692,322
4.750%, 6/15/13	100,000	103,328
4.500%, 2/1/15	45,000	45,082
9.375%, 3/15/19	150,000	178,580
6.125%, 2/1/20	613,000	613,155
6.625%, 6/15/37	100,000	95,106
Williams Cos., Inc.
7.750%, 6/15/31	1,090,000	1,222,788
8.750%, 3/15/32	445,000	542,161
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	542,253
XTO Energy, Inc.
7.500%, 4/15/12	300,000	336,102
6.500%, 12/15/18	600,000	692,488
6.750%, 8/1/37	600,000	702,481

		74,439,530

Total Energy		81,049,510

Financials (10.6%)
Capital Markets (2.2%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	600,000	650,517

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
5.125%, 8/27/13		$750,000	$818,480
4.300%, 5/15/14		145,000	152,641
Bear Stearns Cos. LLC
5.700%, 11/15/14		300,000	326,703
5.550%, 1/22/17		1,705,000	1,771,227
6.400%, 10/2/17		1,500,000	1,657,074
BlackRock, Inc.
3.500%, 12/10/14^		250,000	253,071
5.000%, 12/10/19		250,000	250,257
Charles Schwab Corp.
4.950%, 6/1/14		50,000	53,311
Citigroup Funding, Inc.
0.169%, 5/5/11(l)		13,740,000	13,739,093
Deutsche Bank AG/London
5.000%, 10/12/10		1,190,000	1,217,744
5.375%, 10/12/12		1,100,000	1,197,071
2.375%, 1/11/13		500,000	500,848
4.875%, 5/20/13		600,000	642,975
3.450%, 3/30/15		3,000,000	2,980,977
6.000%, 9/1/17		500,000	548,222
Goldman Sachs Capital I
6.345%, 2/15/34		500,000	461,678
Goldman Sachs Group, Inc.
6.600%, 1/15/12		600,000	651,028
3.250%, 6/15/12		2,000,000	2,085,392
3.625%, 8/1/12		285,000	295,144
5.450%, 11/1/12		1,000,000	1,081,002
4.750%, 7/15/13		2,070,000	2,188,388
5.250%, 10/15/13		1,200,000	1,289,911
5.150%, 1/15/14		1,300,000	1,378,852
6.000%, 5/1/14		2,170,000	2,376,115
5.125%, 1/15/15		1,295,000	1,365,995
5.350%, 1/15/16		2,000,000	2,106,846
5.950%, 1/18/18		1,300,000	1,363,893
7.500%, 2/15/19		2,885,000	3,296,975
6.125%, 2/15/33^		300,000	296,519
6.750%, 10/1/37		1,600,000	1,597,990
Jefferies Group, Inc.
8.500%, 7/15/19		500,000	554,672
Merrill Lynch & Co., Inc.
5.450%, 2/5/13		2,000,000	2,116,018
6.150%, 4/25/13		600,000	646,021
6.050%, 5/16/16		1,448,000	1,476,456
6.400%, 8/28/17		1,070,000	1,127,701
6.875%, 4/25/18		900,000	969,902
7.750%, 5/14/38		1,300,000	1,441,013
Morgan Stanley
5.050%, 1/21/11		1,580,000	1,631,102
6.750%, 4/15/11		3,595,000	3,795,055
3.250%, 12/1/11		2,000,000	2,073,596
5.625%, 1/9/12		1,260,000	1,334,549
1.950%, 6/20/12		1,000,000	1,015,093
5.750%, 8/31/12		500,000	536,441
5.300%, 3/1/13		600,000	638,541
4.750%, 4/1/14		1,800,000	1,837,939
6.000%, 5/13/14		200,000	216,027
5.375%, 10/15/15		500,000	519,323
5.450%, 1/9/17		600,000	608,344
5.950%, 12/28/17		600,000	616,422
6.625%, 4/1/18		2,125,000	2,266,480
7.300%, 5/13/19		200,000	220,962
5.625%, 9/23/19		1,500,000	1,494,711
7.250%, 4/1/32		500,000	569,102
Nomura Holdings, Inc.
5.000%, 3/4/15		255,000	260,665
6.700%, 3/4/20		$282,000	$292,663
Northern Trust Corp.
4.625%, 5/1/14^		65,000	69,130
Raymond James Financial, Inc.
8.600%, 8/15/19		200,000	228,578

			77,152,445

Commercial Banks (2.9%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR	525,000	478,637
American Express Bank FSB
3.150%, 12/9/11		$1,000,000	1,036,559
5.500%, 4/16/13		1,200,000	1,285,170
ANZ National International Ltd./New Zealand
6.200%, 7/19/13§		2,065,000	2,275,723
Bank of Nova Scotia
2.250%, 1/22/13		275,000	277,537
3.400%, 1/22/15		350,000	352,302
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11		295,000	315,089
BankAmerica Capital II Series 2
8.000%, 12/15/26		691,000	694,455
Barclays Bank plc
5.450%, 9/12/12		1,622,000	1,748,500
5.000%, 9/22/16		1,000,000	1,027,870
6.750%, 5/22/19		300,000	331,888
8.550%, 12/31/49(l)§		1,255,000	1,261,275
BB&T Corp.
3.375%, 9/25/13		300,000	306,196
4.900%, 6/30/17		1,000,000	994,072
Citibank N.A.
1.500%, 7/12/11		2,000,000	2,018,632
1.250%, 9/22/11		350,000	352,279
Commerzbank Capital Funding Trust I
5.012%, 3/29/49	EUR	250,000	200,065
Compass Bank
5.500%, 4/1/20		$1,769,000	1,636,813
Credit Suisse AG
5.400%, 1/14/20		250,000	251,954
Credit Suisse AG/New York
3.450%, 7/2/12		400,000	414,076
5.000%, 5/15/13		2,000,000	2,149,554
5.500%, 5/1/14		500,000	544,216
6.000%, 2/15/18		600,000	635,269
5.300%, 8/13/19		500,000	512,723
Fifth Third Bancorp
6.250%, 5/1/13		1,000,000	1,075,441
GMAC, Inc.
1.750%, 10/30/12		600,000	603,471
2.200%, 12/19/12		1,000,000	1,015,027
HSBC Bank USA/New York
4.625%, 4/1/14		600,000	626,031
HSBC Holdings plc
6.500%, 5/2/36		600,000	618,285
6.500%, 9/15/37		1,250,000	1,295,727
6.800%, 6/1/38		350,000	375,315
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		600,000	639,697
KeyBank N.A.
5.800%, 7/1/14		300,000	306,822
KeyCorp
6.500%, 5/14/13		750,000	800,932
Korea Development Bank
4.625%, 9/16/10		900,000	910,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 8/10/15	$115,000	$116,720
Kreditanstalt fuer Wiederaufbau
3.750%, 6/27/11	2,000,000	2,073,160
3.250%, 10/14/11	600,000	620,768
4.000%, 10/15/13	1,100,000	1,167,606
3.500%, 3/10/14	2,000,000	2,081,282
4.125%, 10/15/14	1,000,000	1,049,191
5.125%, 3/14/16	1,030,000	1,132,354
4.500%, 7/16/18	1,600,000	1,682,310
4.000%, 1/27/20	1,500,000	1,494,749
(Zero Coupon), 6/29/37	1,000,000	245,120
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	927,000	961,310
4.125%, 7/15/13	600,000	638,656
5.125%, 2/1/17	1,495,000	1,630,755
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	1,310,000	1,141,496
National Australia Bank Ltd.
3.750%, 3/2/15§	1,975,000	1,982,864
National Capital Trust II
5.486%, 12/29/49(l)§	590,000	538,156
National City Bank/Ohio
6.250%, 3/15/11	1,535,000	1,593,372
6.200%, 12/15/11	755,000	813,725
National City Corp.
4.900%, 1/15/15	750,000	783,421
PNC Funding Corp.
5.625%, 2/1/17	750,000	773,875
5.125%, 2/8/20	100,000	100,734
Regions Bank/Alabama
3.250%, 12/9/11	1,000,000	1,037,197
Regions Financial Corp.
6.375%, 5/15/12	915,000	917,824
7.750%, 11/10/14	200,000	210,428
Royal Bank of Scotland Group plc
1.450%, 10/20/11§	8,096,000	8,131,201
2.625%, 5/11/12§	4,365,000	4,456,517
5.000%, 10/1/14	600,000	574,202
6.400%, 10/21/19	375,000	374,906
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
7.750%, 5/29/18§	4,319,000	4,847,646
SouthTrust Corp.
5.800%, 6/15/14	1,195,000	1,267,217
Sovereign Bank
8.750%, 5/30/18	500,000	560,730
Standard Chartered plc
6.409%, 12/31/49(l)§	1,710,000	1,561,355
SunTrust Bank/Georgia
7.250%, 3/15/18	500,000	534,673
SunTrust Banks, Inc./Georgia
5.450%, 12/1/17	300,000	290,271
U.S. Bancorp
4.200%, 5/15/14	250,000	262,298
U.S. Bank N.A./Ohio
6.375%, 8/1/11	1,600,000	1,703,621
UBS AG/Connecticut
3.875%, 1/15/15	500,000	493,266
5.875%, 12/20/17	1,000,000	1,035,663
5.750%, 4/25/18	600,000	614,592
UFJ Finance Aruba AEC
6.750%, 7/15/13	755,000	846,368
Union Planters Corp.
7.750%, 3/1/11	778,000	790,335
USB Capital XIII Trust
6.625%, 12/15/39	100,000	101,226
Wachovia Bank N.A.
4.875%, 2/1/15	$600,000	$622,141
6.600%, 1/15/38	1,500,000	1,543,308
Wachovia Corp.
5.300%, 10/15/11	1,100,000	1,163,845
5.500%, 5/1/13	1,840,000	1,987,139
5.250%, 8/1/14	1,000,000	1,050,387
5.750%, 2/1/18	1,100,000	1,169,380
5.500%, 8/1/35	500,000	439,000
Wells Fargo & Co.
3.000%, 12/9/11	750,000	774,411
4.375%, 1/31/13	1,000,000	1,055,344
3.750%, 10/1/14	800,000	809,691
5.625%, 12/11/17	4,460,000	4,731,462
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	516,250
Westpac Banking Corp.
2.250%, 11/19/12	250,000	251,750
4.875%, 11/19/19	250,000	248,320

		98,964,132

Consumer Finance (0.6%)
American Express Co.
7.250%, 5/20/14	1,925,000	2,181,539
6.150%, 8/28/17	800,000	863,544
7.000%, 3/19/18	500,000	567,896
8.125%, 5/20/19	2,255,000	2,731,254
American Express Credit Corp.
5.875%, 5/2/13	300,000	324,969
7.300%, 8/20/13	1,250,000	1,403,016
Capital One Financial Corp.
7.375%, 5/23/14	1,125,000	1,285,573
6.150%, 9/1/16	100,000	103,747
6.750%, 9/15/17	500,000	552,507
HSBC Finance Corp.
6.375%, 10/15/11	1,000,000	1,063,983
7.000%, 5/15/12	660,000	719,750
6.375%, 11/27/12	600,000	657,120
5.000%, 6/30/15	600,000	624,831
5.500%, 1/19/16	500,000	525,227
International Lease Finance Corp.
5.650%, 6/1/14^	168,000	155,704
Nissan Motor Acceptance Corp.
4.500%, 1/30/15^§	1,917,000	1,921,829
PACCAR Financial Corp.
1.950%, 12/17/12	100,000	99,787
SLM Corp.
5.400%, 10/25/11	1,061,000	1,070,954
5.375%, 1/15/13	1,565,000	1,545,668
5.000%, 10/1/13	1,000,000	955,359
5.375%, 5/15/14	1,260,000	1,193,458
8.450%, 6/15/18	100,000	101,136
8.000%, 3/25/20	250,000	243,440

		20,892,291

Diversified Financial Services (3.2%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	600,000	653,609
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	52,139
Bank of America Corp.
2.100%, 4/30/12	1,000,000	1,018,415
3.125%, 6/15/12	2,500,000	2,597,800
5.375%, 9/11/12	2,895,000	3,074,733
4.900%, 5/1/13	2,200,000	2,301,592
7.375%, 5/15/14	1,465,000	1,647,453

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 8/1/16	$700,000	$756,696
5.625%, 10/14/16	1,300,000	1,345,969
5.650%, 5/1/18	1,500,000	1,517,505
7.625%, 6/1/19^	3,635,000	4,157,942
7.250%, 10/15/25	100,000	103,204
Bank of America N.A.
5.300%, 3/15/17	300,000	296,970
Bear Stearns Cos. LLC
5.350%, 2/1/12	600,000	641,314
Boeing Capital Corp.
6.500%, 2/15/12	300,000	327,732
BP Capital Markets plc
1.550%, 8/11/11	300,000	302,953
5.250%, 11/7/13	1,000,000	1,100,425
3.625%, 5/8/14	200,000	207,467
3.875%, 3/10/15	350,000	363,502
4.750%, 3/10/19	250,000	256,985
Capital One Capital VI
8.875%, 5/15/40	136,000	148,211
Caterpillar Financial Services Corp.
1.900%, 12/17/12	65,000	65,446
2.000%, 4/5/13	100,000	99,829
4.900%, 8/15/13	300,000	323,974
6.125%, 2/17/14	500,000	563,472
7.150%, 2/15/19	750,000	882,822
Citigroup Funding, Inc.
1.875%, 10/22/12	500,000	503,989
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,547,746
2.125%, 4/30/12	2,000,000	2,036,612
5.300%, 10/17/12	1,000,000	1,050,297
5.500%, 4/11/13	4,600,000	4,833,593
6.500%, 8/19/13	990,000	1,067,232
5.000%, 9/15/14	1,050,000	1,048,521
5.500%, 10/15/14	1,200,000	1,241,887
5.850%, 8/2/16	600,000	615,332
6.125%, 11/21/17^	750,000	771,503
6.125%, 5/15/18^	1,025,000	1,047,334
8.500%, 5/22/19	3,600,000	4,201,870
6.125%, 8/25/36	500,000	436,318
6.875%, 3/5/38	1,000,000	1,010,496
8.125%, 7/15/39	1,060,000	1,223,667
Countrywide Home Loans, Inc.
4.000%, 3/22/11	24,000	24,674
Credit Suisse USA, Inc.
6.500%, 1/15/12	300,000	326,180
5.500%, 8/15/13^	372,000	407,026
5.850%, 8/16/16	1,000,000	1,082,157
Equifax, Inc.
4.450%, 12/1/14	100,000	102,898
General Electric Capital Corp.
5.000%, 11/15/11	1,000,000	1,055,462
4.375%, 11/21/11	1,980,000	2,070,042
3.000%, 12/9/11	1,500,000	1,550,093
5.875%, 2/15/12	1,300,000	1,397,406
2.200%, 6/8/12	1,000,000	1,018,561
6.000%, 6/15/12	1,000,000	1,083,815
5.250%, 10/19/12	1,300,000	1,395,603
2.625%, 12/28/12	2,000,000	2,053,816
4.800%, 5/1/13	2,490,000	2,646,198
5.900%, 5/13/14	1,250,000	1,375,308
4.375%, 9/21/15	1,000,000	1,031,109
5.625%, 5/1/18	4,165,000	4,352,475
6.750%, 3/15/32	1,200,000	1,269,576
5.875%, 1/14/38	1,000,000	950,749
6.875%, 1/10/39^	$1,500,000	$1,617,915
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,110,000	1,131,334
John Deere Capital Corp.
7.000%, 3/15/12	1,100,000	1,216,677
2.875%, 6/19/12	750,000	776,016
5.250%, 10/1/12	2,290,000	2,486,235
5.500%, 4/13/17	300,000	323,598
5.750%, 9/10/18	300,000	327,660
JPMorgan Chase & Co.
6.750%, 2/1/11	1,975,000	2,070,643
5.600%, 6/1/11	1,000,000	1,053,107
3.125%, 12/1/11	1,500,000	1,552,131
6.625%, 3/15/12	1,300,000	1,413,204
2.125%, 6/22/12	1,500,000	1,528,325
4.750%, 5/1/13	600,000	639,530
4.650%, 6/1/14	250,000	264,165
5.125%, 9/15/14	1,000,000	1,056,400
3.700%, 1/20/15	1,200,000	1,207,391
6.000%, 1/15/18	1,000,000	1,085,702
6.300%, 4/23/19	3,025,000	3,338,257
6.400%, 5/15/38	600,000	647,825
7.900%, 4/29/49(l)	705,000	751,601
LBG Capital No.1 plc
8.000%, 12/31/49(l)	2,665,000	2,305,225
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	991,547
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	250,000	248,806
5.550%, 1/15/20	100,000	99,447
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	105,637
8.000%, 3/1/32	600,000	714,835
Nationwide Building Society
6.250%, 2/25/20§	2,645,000	2,696,921
Noble Group Ltd.
6.750%, 1/29/20§	2,585,000	2,672,244
Private Export Funding Corp.
4.950%, 11/15/15	100,000	108,839
4.300%, 12/15/21	100,000	94,260
Teco Finance, Inc.
4.000%, 3/15/16	660,000	650,380
5.150%, 3/15/20	775,000	765,314
Textron Financial Corp.
4.600%, 5/3/10	167,000	166,989
5.400%, 4/28/13	325,000	333,931
TransCapitalInvest Ltd. for OJSC AK Transneft
8.700%, 8/7/18	2,260,000	2,700,700
Unilever Capital Corp.
4.800%, 2/15/19	500,000	515,515

		112,296,010

Insurance (1.2%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	50,000	54,501
Aflac, Inc.
8.500%, 5/15/19	150,000	180,608
Allied World Assurance Co. Holdings Ltd.
7.500%, 8/1/16	2,145,000	2,322,211
Allstate Corp.
6.200%, 5/16/14	250,000	278,269
7.450%, 5/16/19	250,000	293,365
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	117,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
American International Group, Inc.
5.050%, 10/1/15	$800,000	$742,947
5.850%, 1/16/18	600,000	557,500
8.250%, 8/15/18	900,000	944,352
Assurant, Inc.
5.625%, 2/15/14	495,000	513,966
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	250,000	263,217
5.000%, 8/15/13	1,000,000	1,092,079
5.400%, 5/15/18	1,000,000	1,063,237
5.750%, 1/15/40	100,000	98,923
Chubb Corp.
5.750%, 5/15/18^	600,000	648,712
CNA Financial Corp.
7.350%, 11/15/19	45,000	47,031
Genworth Financial, Inc.
6.515%, 5/22/18	3,335,000	3,285,375
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	1,255,000	1,343,800
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	525,000	520,097
5.500%, 3/30/20	1,446,000	1,424,177
Liberty Mutual Group, Inc.
5.750%, 3/15/14^§	840,000	879,232
Lincoln National Corp.
8.750%, 7/1/19	760,000	929,307
6.250%, 2/15/20	50,000	52,136
Markel Corp.
7.125%, 9/30/19	200,000	214,997
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	600,000	620,639
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	1,115,000	1,420,327
MetLife, Inc.
5.000%, 6/15/15	600,000	629,139
7.717%, 2/15/19	1,648,000	1,924,307
5.700%, 6/15/35	300,000	287,744
6.400%, 12/15/36	500,000	447,500
10.750%, 8/1/39	835,000	1,076,275
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	1,975,000	2,250,378
PartnerRe Finance B LLC
5.500%, 6/1/20	150,000	148,575
Principal Financial Group, Inc.
7.875%, 5/15/14	1,600,000	1,810,554
Principal Life Income Funding Trusts
5.300%, 4/24/13	300,000	322,038
Prudential Financial, Inc.
2.750%, 1/14/13	100,000	100,122
5.150%, 1/15/13	2,180,000	2,313,067
5.100%, 9/20/14	300,000	316,869
3.875%, 1/14/15	135,000	134,746
6.200%, 1/15/15	310,000	338,403
6.000%, 12/1/17	276,000	292,102
7.375%, 6/15/19	765,000	877,293
5.700%, 12/14/36	200,000	189,503
8.875%, 6/15/38(l)	1,015,000	1,139,338
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	104,493
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	3,435,000	3,481,554
Transatlantic Holdings, Inc.
8.000%, 11/30/39	100,000	102,201
Travelers Cos., Inc.
6.750%, 6/20/36	700,000	766,641
XL Capital Ltd.
5.250%, 9/15/14	$1,250,000	$1,292,175
Series E
6.500%, 12/31/49(l)	1,440,000	1,224,000

		41,477,922

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	200,000	210,816
6.100%, 3/15/20	200,000	212,592
ERP Operating LP
5.250%, 9/15/14	1,615,000	1,690,973
5.125%, 3/15/16	600,000	617,031
HCP, Inc.
5.650%, 12/15/13	2,245,000	2,346,718
6.000%, 1/30/17	1,965,000	1,957,266
Health Care REIT, Inc.
6.200%, 6/1/16	2,925,000	3,115,514
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	2,802,000	2,736,500
6.500%, 1/17/17	100,000	102,592
Hospitality Properties Trust
7.875%, 8/15/14	250,000	268,482
Kimco Realty Corp.
6.875%, 10/1/19	200,000	210,740
Mack-Cali Realty LP
7.750%, 8/15/19	200,000	220,544
ProLogis
7.625%, 8/15/14	175,000	191,344
5.625%, 11/15/15	800,000	793,156
6.250%, 3/15/17	75,000	73,833
7.375%, 10/30/19	100,000	102,652
6.875%, 3/15/20	105,000	103,712
Simon Property Group LP
6.750%, 5/15/14^	105,000	114,877
5.625%, 8/15/14	1,520,000	1,611,571
4.200%, 2/1/15	90,000	90,228
5.250%, 12/1/16	300,000	297,296
5.650%, 2/1/20	250,000	243,911
6.750%, 2/1/40	100,000	99,476
Ventas Realty LP/Ventas Capital Corp.
7.125%, 6/1/15	509,000	528,210
6.750%, 4/1/17	480,000	492,815

		18,432,849

Specialized Finance (0.0%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	47,000	50,533
5.150%, 5/15/15	165,000	164,650

		215,183

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	756,000	776,179
Western Corporate Federal Credit Union
1.750%, 11/2/12	300,000	300,865

		1,077,044

Total Financials		370,507,876

Health Care (1.4%)
Biotechnology (0.0%)
Amgen, Inc.
4.850%, 11/18/14	300,000	325,639
5.700%, 2/1/19	500,000	547,820
4.500%, 3/15/20	50,000	49,919
6.400%, 2/1/39	500,000	540,238

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 3/15/40	$55,000	$54,455
Genentech, Inc.
5.250%, 7/15/35	300,000	281,248

		1,799,319

Health Care Equipment & Supplies (0.1%)
Baxter FinCo B.V.
4.750%, 10/15/10	1,791,000	1,832,660
Baxter International, Inc.
1.800%, 3/15/13	40,000	39,915
4.625%, 3/15/15	300,000	320,665
4.250%, 3/15/20	100,000	98,958
6.250%, 12/1/37	100,000	108,780
Covidien International Finance S.A.
6.000%, 10/15/17	600,000	657,987
Hospira, Inc.
6.400%, 5/15/15	45,000	49,907
Mead Johnson Nutrition Co.
3.500%, 11/1/14§	100,000	99,123
4.900%, 11/1/19§	150,000	148,865
5.900%, 11/1/39§	100,000	97,404
Stryker Corp.
3.000%, 1/15/15	100,000	99,953
4.375%, 1/15/20	100,000	99,170

		3,653,387

Health Care Providers & Services (0.5%)
Aetna, Inc.
6.000%, 6/15/16	1,080,000	1,184,068
6.750%, 12/15/37	500,000	536,026
Bausch & Lomb, Inc.
9.875%, 11/1/15^	780,000	824,850
CIGNA Corp.
7.875%, 5/15/27	100,000	111,398
Coventry Health Care, Inc.
6.300%, 8/15/14	1,495,000	1,528,478
6.125%, 1/15/15	190,000	189,087
5.950%, 3/15/17	485,000	462,828
Express Scripts, Inc.
6.250%, 6/15/14	1,000,000	1,107,933
HCA, Inc.
8.500%, 4/15/19§	200,000	215,125
7.875%, 2/15/20§	700,000	732,813
Humana, Inc.
6.450%, 6/1/16	215,000	224,990
7.200%, 6/15/18	1,560,000	1,686,901
6.300%, 8/1/18	320,000	325,553
McKesson Corp.
6.500%, 2/15/14	500,000	558,468
Medco Health Solutions, Inc.
7.125%, 3/15/18	100,000	114,011
Quest Diagnostics, Inc.
4.750%, 1/30/20	90,000	88,047
5.750%, 1/30/40	40,000	38,233
UnitedHealth Group, Inc.
5.250%, 3/15/11	1,565,000	1,625,104
6.000%, 2/15/18	2,165,000	2,311,564
6.875%, 2/15/38	500,000	530,638
Universal Health Services, Inc.
7.125%, 6/30/16	1,820,000	2,035,830
WellPoint, Inc.
6.000%, 2/15/14	500,000	549,663
5.875%, 6/15/17	200,000	214,734
7.000%, 2/15/19	1,475,000	1,672,629
5.850%, 1/15/36	100,000	96,762

		18,965,733

Life Sciences Tools & Services (0.1%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	$2,521,000	$2,618,689

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.600%, 5/15/11	300,000	315,276
5.875%, 5/15/16	300,000	339,200
5.600%, 11/30/17	1,000,000	1,100,963
6.000%, 4/1/39	500,000	529,249
AstraZeneca plc
5.400%, 9/15/12^	300,000	327,612
5.900%, 9/15/17	700,000	781,849
6.450%, 9/15/37	300,000	333,842
Bristol-Myers Squibb Co.
5.450%, 5/1/18	475,000	510,892
6.125%, 5/1/38	500,000	531,745
Eli Lilly and Co.
3.550%, 3/6/12	1,000,000	1,043,385
5.200%, 3/15/17	200,000	215,239
5.950%, 11/15/37	500,000	523,237
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	800,000	867,121
5.650%, 5/15/18	600,000	651,506
6.375%, 5/15/38	300,000	330,885
Johnson & Johnson
5.550%, 8/15/17	1,420,000	1,568,393
5.150%, 7/15/18	300,000	322,333
5.850%, 7/15/38	600,000	641,587
Merck & Co., Inc.
1.875%, 6/30/11	500,000	504,757
4.000%, 6/30/15	200,000	209,470
6.000%, 9/15/17	300,000	337,603
6.400%, 3/1/28	300,000	328,052
6.550%, 9/15/37	500,000	571,017
5.850%, 6/30/39	350,000	366,640
Novartis Capital Corp.
1.900%, 4/24/13	60,000	59,966
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,000,000	1,059,881
Pfizer, Inc.
4.450%, 3/15/12	500,000	529,996
4.500%, 2/15/14	500,000	534,091
5.350%, 3/15/15	1,975,000	2,176,164
6.200%, 3/15/19	500,000	564,741
7.200%, 3/15/39	500,000	609,793
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	500,000	518,648
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	210,000	218,653
6.125%, 8/15/19	170,000	178,693
Wyeth
5.500%, 3/15/13	300,000	328,368
5.500%, 2/1/14	1,427,000	1,574,198
5.500%, 2/15/16	750,000	836,629
6.000%, 2/15/36	100,000	105,705
5.950%, 4/1/37	500,000	523,489

		23,070,868

Total Health Care		50,107,996

Industrials (1.4%)
Aerospace & Defense (0.3%)
Boeing Co.
3.500%, 2/15/15	700,000	712,203
6.000%, 3/15/19^	1,810,000	1,996,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 2/15/20	$110,000	$112,545
6.125%, 2/15/33	100,000	105,121
5.875%, 2/15/40	305,000	312,590
General Dynamics Corp.
4.250%, 5/15/13	300,000	320,432
Goodrich Corp.
4.875%, 3/1/20	100,000	100,718
Honeywell International, Inc.
4.250%, 3/1/13	800,000	846,759
5.000%, 2/15/19	850,000	885,135
ITT Corp.
4.900%, 5/1/14	65,000	69,031
6.125%, 5/1/19	90,000	97,443
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	338,411
5.500%, 11/15/39	250,000	243,921
Series B
6.150%, 9/1/36	350,000	370,352
Northrop Grumman Corp.
3.700%, 8/1/14	150,000	153,487
5.050%, 8/1/19	85,000	87,302
Northrop Grumman Systems Corp.
7.750%, 2/15/31	350,000	428,931
Raytheon Co.
6.400%, 12/15/18	300,000	339,243
4.400%, 2/15/20	100,000	98,563
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	51,930
United Technologies Corp.
4.875%, 5/1/15	947,000	1,027,228
5.375%, 12/15/17	300,000	323,570
6.125%, 2/1/19	500,000	562,385
6.125%, 7/15/38	500,000	533,285

		10,117,374

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	500,000	612,224
United Parcel Service, Inc.
4.500%, 1/15/13	300,000	320,671
6.200%, 1/15/38	500,000	544,204

		1,477,099

Airlines (0.1%)
Continental Airlines, Inc.
9.000%, 7/8/16	244,947	266,992
Delta Air Lines, Inc.
7.750%, 12/17/19	300,000	315,000
Southwest Airlines Co.
5.250%, 10/1/14	1,520,000	1,577,709
5.750%, 12/15/16	665,000	680,124
UAL Pass Through Trust Series 2007-1A
6.636%, 7/2/22	587,085	551,860

		3,391,685

Building Products (0.2%)
CRH America, Inc.
6.000%, 9/30/16	1,000,000	1,074,475
8.125%, 7/15/18	100,000	117,760
Masco Corp.
4.800%, 6/15/15	1,700,000	1,640,072
6.125%, 10/3/16^	1,590,000	1,585,495
Owens Corning, Inc.
6.500%, 12/1/16	1,470,000	1,555,723

		5,973,525

Commercial Services & Supplies (0.3%)
Allied Waste North America, Inc. Series B
7.125%, 5/15/16	$1,200,000	$1,303,500
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	723,000	801,753
Darthmouth College
4.750%, 6/1/19	50,000	51,570
Johns Hopkins University
5.250%, 7/1/19	225,000	235,373
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	105,455
5.750%, 9/15/17	231,000	248,705
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	1,315,000	1,321,596
8.600%, 8/15/16	250,000	277,446
11.250%, 2/1/19^	1,230,000	1,543,463
Republic Services, Inc.
5.500%, 9/15/19§	1,687,000	1,727,738
Vanderbilt University
5.250%, 4/1/19	250,000	262,228
Waste Management, Inc.
5.000%, 3/15/14	100,000	106,217
6.100%, 3/15/18	500,000	538,462
7.000%, 7/15/28	500,000	537,606
Yale University
2.900%, 10/15/14	250,000	252,115

		9,313,227

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	102,869
Emerson Electric Co.
4.125%, 4/15/15	100,000	104,947
5.250%, 10/15/18	100,000	106,499
4.875%, 10/15/19	750,000	784,600
6.125%, 4/15/39	100,000	107,185

		1,206,100

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	107,269
6.375%, 2/15/28	100,000	111,841
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	108,465
General Electric Co.
5.000%, 2/1/13	800,000	862,378
5.250%, 12/6/17	750,000	786,636
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	562,277
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	300,000	339,025
Tyco Electronics Group S.A.
6.000%, 10/1/12	450,000	484,528
7.125%, 10/1/37	563,000	616,489
Tyco International Finance S.A.
6.000%, 11/15/13	1,160,000	1,281,938
4.125%, 10/15/14	150,000	155,097
8.500%, 1/15/19	1,260,000	1,562,606

		6,978,549

Machinery (0.1%)
Case New Holland, Inc.
7.125%, 3/1/14	455,000	460,687
Caterpillar, Inc.
6.050%, 8/15/36	385,000	404,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Danaher Corp.
5.625%, 1/15/18	$600,000	$653,048
Deere & Co.
4.375%, 10/16/19	200,000	198,383
5.375%, 10/16/29	100,000	99,699
Dover Corp.
6.600%, 3/15/38	100,000	112,959
Snap-On, Inc.
6.125%, 9/1/21	200,000	209,092

		2,138,727

Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
5.750%, 3/15/18	500,000	535,211
4.700%, 10/1/19^	325,000	321,812
6.150%, 5/1/37	100,000	102,805
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	114,595
Canadian National Railway Co.
5.550%, 3/1/19	1,000,000	1,073,775
6.200%, 6/1/36	350,000	376,756
Canadian Pacific Railway Co.
6.500%, 5/15/18	229,000	248,744
7.250%, 5/15/19	65,000	73,843
Con-way, Inc.
6.700%, 5/1/34	1,492,000	1,353,662
CSX Corp.
6.250%, 4/1/15	100,000	111,847
7.375%, 2/1/19	1,000,000	1,165,284
6.150%, 5/1/37	100,000	100,786
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	237,666
5.750%, 4/1/18	500,000	536,684
5.900%, 6/15/19	65,000	70,229
7.800%, 5/15/27	1,000,000	1,205,280
Ryder System, Inc.
5.850%, 11/1/16	720,000	760,059
Union Pacific Corp.
6.125%, 2/15/20	500,000	541,704
6.150%, 5/1/37	100,000	103,354

		9,034,096

Total Industrials		49,630,382

Information Technology (0.7%)
Communications Equipment (0.2%)
American Tower Corp.
4.625%, 4/1/15	75,000	77,131
Cisco Systems, Inc.
5.250%, 2/22/11	1,470,000	1,529,848
5.500%, 2/22/16	200,000	222,863
4.950%, 2/15/19	550,000	571,964
4.450%, 1/15/20	500,000	497,229
5.900%, 2/15/39	500,000	507,627
5.500%, 1/15/40	350,000	335,640
Motorola, Inc.
7.625%, 11/15/10	122,000	126,456
6.000%, 11/15/17	300,000	310,464
7.500%, 5/15/25	145,000	149,423
6.500%, 9/1/25	895,000	869,117
Nokia Oyj
5.375%, 5/15/19	500,000	526,642

		5,724,404

Computers & Peripherals (0.2%)
Dell, Inc.
3.375%, 6/15/12	55,000	57,156
5.625%, 4/15/14	$1,405,000	$1,546,083
5.875%, 6/15/19	100,000	108,215
7.100%, 4/15/28	100,000	111,308
6.500%, 4/15/38	300,000	317,268
Hewlett-Packard Co.
2.250%, 5/27/11	750,000	761,537
4.500%, 3/1/13	600,000	642,418
4.750%, 6/2/14^	1,000,000	1,079,631
International Business Machines Corp.
4.750%, 11/29/12	300,000	324,555
2.100%, 5/6/13	200,000	201,397
5.700%, 9/14/17	1,500,000	1,662,276
5.875%, 11/29/32	100,000	104,549
5.600%, 11/30/39	632,000	637,440

		7,553,833

Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.
6.000%, 4/1/20	150,000	151,343
Corning, Inc.
6.625%, 5/15/19	20,000	22,184

		173,527

IT Services (0.1%)
Computer Sciences Corp.
5.500%, 3/15/13	1,010,000	1,084,870
Electronic Data Systems Corp.
6.000%, 8/1/13	1,219,000	1,363,592
7.450%, 10/15/29^	1,415,000	1,696,881

		4,145,343

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	1,560,000	1,530,536
Xerox Corp.
7.625%, 6/15/13	295,000	302,617
8.250%, 5/15/14	150,000	174,169
4.250%, 2/15/15	250,000	252,065
6.750%, 2/1/17	1,045,000	1,153,732
6.350%, 5/15/18	300,000	324,982
5.625%, 12/15/19	200,000	205,577
6.750%, 12/15/39	100,000	104,409

		4,048,087

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	250,000	264,026

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	100,396
4.750%, 2/1/20	125,000	122,780
Microsoft Corp.
2.950%, 6/1/14	190,000	192,898
4.200%, 6/1/19	175,000	177,251
5.200%, 6/1/39	150,000	148,434
Oracle Corp.
5.000%, 1/15/11	1,475,000	1,525,418
5.250%, 1/15/16	500,000	550,820
5.750%, 4/15/18	800,000	877,446
6.500%, 4/15/38	50,000	55,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 7/8/39	$500,000	$532,254

		4,282,886

Total Information Technology		26,192,106

Materials (1.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	194,664
Airgas, Inc.
2.850%, 10/1/13	100,000	99,779
Cabot Corp.
5.000%, 10/1/16	200,000	199,595
Dow Chemical Co.
7.600%, 5/15/14	1,411,000	1,610,786
8.550%, 5/15/19	2,786,000	3,370,339
7.375%, 11/1/29	100,000	111,505
9.400%, 5/15/39	135,000	180,959
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	300,000	324,879
5.875%, 1/15/14	841,000	935,159
3.250%, 1/15/15	250,000	251,522
5.250%, 12/15/16	100,000	107,912
6.000%, 7/15/18	1,150,000	1,278,063
4.625%, 1/15/20^	100,000	100,727
Eastman Chemical Co.
5.500%, 11/15/19	537,000	549,841
Monsanto Co.
7.375%, 8/15/12	300,000	338,751
5.125%, 4/15/18	100,000	105,687
5.875%, 4/15/38	300,000	306,450
Mosaic Co.
7.625%, 12/1/16§	1,200,000	1,316,320
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	80,000	86,488
3.750%, 9/30/15	80,000	80,950
6.500%, 5/15/19	65,000	72,296
4.875%, 3/30/20^	70,000	70,120
PPG Industries, Inc.
5.750%, 3/15/13	1,685,000	1,822,702
Praxair, Inc.
2.125%, 6/14/13	100,000	100,244
4.625%, 3/30/15	500,000	532,816
Rohm & Haas Co.
5.600%, 3/15/13	800,000	853,382
Sherwin-Williams Co.
3.125%, 12/15/14	250,000	251,229
Valspar Corp.
7.250%, 6/15/19	200,000	225,736

		15,478,901

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	217,000	225,354
Lafarge S.A.
6.150%, 7/15/11	783,000	817,862

		1,043,216

Containers & Packaging (0.1%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	59,151
6.800%, 8/1/19	45,000	50,260
Packaging Corp. of America
5.750%, 8/1/13	1,675,000	1,782,369

		1,891,780

Metals & Mining (1.2%)
Alcoa, Inc.
6.000%, 7/15/13^	$300,000	$320,001
6.750%, 7/15/18^	2,360,000	2,445,829
5.870%, 2/23/22	720,000	661,558
5.900%, 2/1/27	300,000	265,749
5.950%, 2/1/37	1,475,000	1,209,392
Allegheny Technologies, Inc.
9.375%, 6/1/19	150,000	174,528
Anglo American Capital plc
9.375%, 4/8/19§	2,055,000	2,617,478
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	319,324
9.000%, 2/15/15	225,000	268,723
6.125%, 6/1/18	2,920,000	3,065,145
9.850%, 6/1/19	250,000	317,749
ArcelorMittal USA Partnership
9.750%, 4/1/14	510,000	526,575
Barrick Australian Finance Pty Ltd.
5.950%, 10/15/39	200,000	196,966
Barrick Gold Corp.
6.950%, 4/1/19	250,000	286,051
Barrick N.A. Finance LLC
7.500%, 9/15/38	300,000	355,239
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	300,000	322,332
5.500%, 4/1/14	500,000	550,179
7.250%, 3/1/16	3,028,000	3,521,258
5.400%, 3/29/17	500,000	540,424
6.500%, 4/1/19	500,000	571,648
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15^	605,000	658,694
8.375%, 4/1/17	7,590,000	8,443,875
Newmont Mining Corp.
5.125%, 10/1/19	585,000	588,488
6.250%, 10/1/39	325,000	324,990
Nucor Corp.
5.750%, 12/1/17	300,000	324,184
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	300,000	329,758
8.950%, 5/1/14	315,000	379,576
6.500%, 7/15/18	2,410,000	2,712,619
9.000%, 5/1/19	1,320,000	1,694,129
7.125%, 7/15/28	700,000	801,257
Steel Capital S.A. for OAO Severstal
9.750%, 7/29/13§	945,000	1,043,044
United States Steel Corp.
5.650%, 6/1/13	2,434,000	2,470,510
Vale Overseas Ltd.
6.250%, 1/23/17	1,000,000	1,084,190
6.875%, 11/21/36	600,000	620,730
6.875%, 11/10/39	170,000	176,145

		40,188,337

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	359,000	367,960
International Paper Co.
5.300%, 4/1/15	1,915,000	2,022,903
7.950%, 6/15/18	1,795,000	2,097,172
7.500%, 8/15/21	949,000	1,078,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Westvaco Corp.
8.200%, 1/15/30	$1,130,000	$1,242,173

		6,808,570

Total Materials		65,410,804

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.3%)
AT&T Corp.
7.300%, 11/15/11	1,500,000	1,639,623
8.000%, 11/15/31	400,000	486,302
AT&T, Inc.
4.950%, 1/15/13	300,000	322,258
4.850%, 2/15/14^	500,000	536,844
5.100%, 9/15/14	300,000	324,583
5.625%, 6/15/16	600,000	657,792
5.800%, 2/15/19	850,000	908,605
6.500%, 9/1/37	250,000	259,235
6.300%, 1/15/38	700,000	710,348
6.400%, 5/15/38	300,000	308,440
6.550%, 2/15/39	750,000	788,431
BellSouth Capital Funding Corp.
7.875%, 2/15/30	1,000,000	1,162,265
British Telecommunications plc
9.125%, 12/15/10	2,240,000	2,365,496
9.625%, 12/15/30	500,000	629,639
CenturyTel, Inc.
7.600%, 9/15/39	500,000	481,978
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	750,000	804,256
4.875%, 7/8/14	250,000	262,863
6.000%, 7/8/19^	200,000	214,304
8.750%, 6/15/30	700,000	896,497
Embarq Corp.
7.082%, 6/1/16	3,000,000	3,267,441
7.995%, 6/1/36	100,000	101,394
France Telecom S.A.
4.375%, 7/8/14	500,000	527,050
8.500%, 3/1/31	600,000	795,867
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,970,000	1,971,062
Qwest Corp.
7.875%, 9/1/11	1,540,000	1,632,400
8.875%, 3/15/12	1,420,000	1,554,900
7.500%, 10/1/14	1,525,000	1,666,062
8.375%, 5/1/16	165,000	185,625
Telecom Italia Capital S.A.
5.250%, 11/15/13	300,000	314,228
6.175%, 6/18/14	2,035,000	2,175,201
5.250%, 10/1/15	600,000	614,335
7.175%, 6/18/19	1,645,000	1,775,950
7.721%, 6/4/38	850,000	911,946
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	130,000	137,273
6.421%, 6/20/16	1,200,000	1,333,105
5.877%, 7/15/19^	195,000	208,852
7.045%, 6/20/36	500,000	563,705
Verizon Communications, Inc.
7.375%, 9/1/12	600,000	679,454
4.350%, 2/15/13	20,000	21,214
5.250%, 4/15/13	2,945,000	3,217,404
5.500%, 2/15/18	1,000,000	1,059,880
6.100%, 4/15/18	300,000	328,161
6.350%, 4/1/19	1,000,000	1,107,208
7.750%, 12/1/30	700,000	832,945
6.400%, 2/15/38	$1,350,000	$1,400,668
6.900%, 4/15/38	100,000	110,289
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	545,000	580,514
Windstream Corp.
7.875%, 11/1/17	710,000	699,350

		43,533,242

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17^	500,000	528,191
5.000%, 3/30/20§	2,289,000	2,256,647
6.375%, 3/1/35	100,000	100,716
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	500,000	515,564
5.550%, 2/1/14	1,000,000	1,092,842
8.500%, 11/15/18	750,000	935,744
New Cingular Wireless Services, Inc.
7.875%, 3/1/11^	360,000	383,119
8.125%, 5/1/12	1,950,000	2,200,511
8.750%, 3/1/31	1,100,000	1,420,332
Rogers Communications, Inc.
6.800%, 8/15/18	600,000	682,530
7.500%, 8/15/38	100,000	117,139
U.S. Cellular Corp.
6.700%, 12/15/33	905,000	877,041
Vodafone Group plc
5.500%, 6/15/11	1,385,000	1,452,283
5.000%, 12/16/13	300,000	323,777
4.150%, 6/10/14	400,000	415,370
5.625%, 2/27/17	600,000	642,043
5.450%, 6/10/19	200,000	207,544
6.150%, 2/27/37^	500,000	512,141

		14,663,534

Total Telecommunication Services		58,196,776

Utilities (2.0%)
Electric Utilities (1.4%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	2,250,000	2,220,320
Ameren Corp.
8.875%, 5/15/14	1,400,000	1,615,390
Ameren Energy Generating Co.
6.300%, 4/1/20	100,000	100,491
American Transmission Systems, Inc.
5.250%, 1/15/22§	705,000	706,600
Appalachian Power Co.
7.000%, 4/1/38	250,000	281,224
Arizona Public Service Co.
8.750%, 3/1/19	1,000,000	1,211,888
Baltimore Gas & Electric Co.
6.125%, 7/1/13	500,000	554,685
Carolina Power & Light Co.
6.500%, 7/15/12	1,480,000	1,626,507
6.300%, 4/1/38	500,000	538,252
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	1,000,000	1,135,979
Columbus Southern Power Co. Series C
5.500%, 3/1/13	300,000	324,349
Commonwealth Edison Co.
6.450%, 1/15/38	600,000	643,278
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	1,000,000	1,179,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 07-A
6.300%, 8/15/37	$100,000	$106,564
Series 08-B
6.750%, 4/1/38	100,000	112,815
Consumers Energy Co.
6.700%, 9/15/19	500,000	565,221
Duke Energy Carolinas LLC
6.050%, 4/15/38	500,000	521,679
Series C
7.000%, 11/15/18	650,000	765,742
Duke Energy Corp.
5.650%, 6/15/13	600,000	655,118
3.350%, 4/1/15	100,000	99,364
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	168,665
Duke Energy Ohio, Inc.
5.700%, 9/15/12	300,000	325,018
5.450%, 4/1/19	500,000	533,531
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	90,000	91,887
Exelon Corp.
4.900%, 6/15/15	300,000	312,671
Exelon Generation Co. LLC
6.200%, 10/1/17	1,000,000	1,088,280
6.250%, 10/1/39	300,000	303,360
FirstEnergy Corp. Series B
6.450%, 11/15/11	123,000	130,460
Series C
7.375%, 11/15/31	975,000	1,009,012
FirstEnergy Solutions Corp.
4.800%, 2/15/15	200,000	204,684
6.050%, 8/15/21	400,000	400,517
6.800%, 8/15/39	278,000	272,196
Florida Power & Light Co.
5.950%, 2/1/38	350,000	358,788
5.960%, 4/1/39	175,000	179,728
5.690%, 3/1/40	50,000	49,451
Florida Power Corp.
5.650%, 6/15/18	1,000,000	1,082,765
4.550%, 4/1/20	50,000	49,671
5.650%, 4/1/40	75,000	73,336
FPL Group Capital, Inc.
5.625%, 9/1/11	905,000	956,301
6.000%, 3/1/19	750,000	803,152
Georgia Power Co.
4.250%, 12/1/19	205,000	201,280
5.950%, 2/1/39	750,000	773,394
Indiana Michigan Power Co.
7.000%, 3/15/19	1,000,000	1,128,670
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	62,757
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	99,109
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	225,000	230,601
5.875%, 10/1/12	1,430,000	1,561,039
6.125%, 4/1/36	300,000	302,258
5.950%, 5/15/37	100,000	98,446
6.500%, 9/15/37	300,000	317,243
Nevada Power Co.
6.500%, 8/1/18	300,000	327,458
Northern States Power Co.
5.250%, 3/1/18	300,000	314,141
5.350%, 11/1/39	40,000	37,915
NSTAR
4.500%, 11/15/19	$100,000	$99,510
NSTAR Electric Co.
5.500%, 3/15/40	50,000	49,369
Ohio Power Co.
5.375%, 10/1/21	200,000	204,159
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	108,137
7.000%, 9/1/22	1,000,000	1,139,999
Pacific Gas & Electric Co.
4.800%, 3/1/14	1,990,000	2,135,364
8.250%, 10/15/18	1,000,000	1,220,758
6.050%, 3/1/34	300,000	308,944
PacifiCorp
5.650%, 7/15/18	500,000	539,933
6.000%, 1/15/39	300,000	308,445
Pepco Holdings, Inc.
6.450%, 8/15/12	500,000	535,734
Portland General Electric Co.
6.100%, 4/15/19	250,000	277,187
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	32,030
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	106,555
Progress Energy, Inc.
7.100%, 3/1/11	471,000	495,327
PSEG Power LLC
2.500%, 4/15/13§	75,000	75,046
5.125%, 4/15/20§	80,000	79,949
Public Service Co. of Colorado
5.125%, 6/1/19	50,000	52,004
6.500%, 8/1/38	500,000	554,551
Series 10
7.875%, 10/1/12	450,000	515,295
Public Service Co. of Oklahoma
5.150%, 12/1/19	75,000	75,659
Public Service Electric & Gas Co.
5.375%, 9/1/13	300,000	329,205
5.300%, 5/1/18	500,000	527,388
Puget Sound Energy, Inc.
5.757%, 10/1/39	250,000	242,753
5.795%, 3/15/40	100,000	97,882
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	31,770
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	103,885
Southern California Edison Co.
5.750%, 3/15/14	600,000	666,557
5.950%, 2/1/38	100,000	103,929
6.050%, 3/15/39	500,000	527,065
5.500%, 3/15/40	100,000	98,026
Southern Co.
4.150%, 5/15/14	75,000	78,279
Series A
5.300%, 1/15/12	1,130,000	1,201,334
Southern Natural Gas Co.
5.900%, 4/1/17§	500,000	520,784
Southwestern Electric Power Co.
6.200%, 3/15/40	50,000	49,883
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	3,950,000	4,290,735
Tampa Electric Co.
6.100%, 5/15/18	100,000	108,411
Toledo Edison Co.
6.150%, 5/15/37	500,000	504,117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
TransAlta Corp.
6.500%, 3/15/40	$70,000 $	69,204
Union Electric Co.
6.700%, 2/1/19	550,000	608,412
8.450%, 3/15/39	200,000	264,613
Virginia Electric & Power Co.
5.000%, 6/30/19	200,000	205,449
8.875%, 11/15/38	300,000	416,854
Series A
4.750%, 3/1/13	300,000	320,702
6.000%, 5/15/37	100,000	103,168
Wisconsin Electric Power Co.
4.250%, 12/15/19	100,000	97,795
Wisconsin Power & Light Co.
5.000%, 7/15/19	100,000	101,229

		49,396,452

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	206,611
DCP Midstream LLC
5.350%, 3/15/20§	670,000	671,359
Enbridge Energy Partners LP
5.200%, 3/15/20	30,000	30,131
EQT Corp.
8.125%, 6/1/19	380,000	451,455
ONEOK, Inc.
6.000%, 6/15/35	100,000	95,413
Plains All American Pipeline LP
8.750%, 5/1/19	150,000	182,995
Williams Partners LP
3.800%, 2/15/15§	100,000	99,821
5.250%, 3/15/20§	1,168,000	1,170,380
6.300%, 4/15/40§	140,000	139,119

		3,047,284

Independent Power Producers & Energy Traders (0.2%)
AES Corp.
7.750%, 3/1/14	555,000	567,488
7.750%, 10/15/15	355,000	361,212
NRG Energy, Inc.
7.250%, 2/1/14	1,425,000	1,435,687
RRI Energy, Inc.
7.625%, 6/15/14	515,000	481,525
Tennessee Valley Authority
5.500%, 7/18/17	600,000	668,366
6.150%, 1/15/38	1,500,000	1,668,888
5.250%, 9/15/39^	425,000	420,273

		5,603,439

Multi-Utilities (0.3%)
Alliant Energy Corp.
4.000%, 10/15/14	100,000	100,782
Avista Corp.
5.125%, 4/1/22	115,000	115,429
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	500,000	528,427
Series B
7.875%, 4/1/13	300,000	343,517
CMS Energy Corp.
8.750%, 6/15/19	666,000	751,974
DCP Midstream LLC
7.875%, 8/16/10	400,000	410,288
Dominion Resources, Inc.
8.875%, 1/15/19	500,000	630,790
5.200%, 8/15/19	210,000	214,940
Series A
5.000%, 12/1/14	$300,000	$319,685
Series B
5.950%, 6/15/35	100,000	101,075
DTE Energy Co.
7.625%, 5/15/14	75,000	85,323
6.350%, 6/1/16	300,000	324,331
National Grid plc
6.300%, 8/1/16	500,000	555,954
NiSource Finance Corp.
7.875%, 11/15/10	660,000	685,319
10.750%, 3/15/16	1,000,000	1,271,144
6.800%, 1/15/19	1,385,000	1,505,658
5.450%, 9/15/20	100,000	99,122
6.125%, 3/1/22^	100,000	104,334
Sempra Energy
6.000%, 2/1/13	300,000	323,476
6.500%, 6/1/16	590,000	659,140
Veolia Environnement
6.000%, 6/1/18	885,000	946,651
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	765,000	726,750

		10,804,109

Total Utilities		68,851,284

Total Corporate Bonds		913,781,602

Government Securities (67.1%)
Agency ABS (0.1%)
Federal Home Loan Bank
1.125%, 5/18/12	$500,000	498,612
1.625%, 3/20/13	500,000	499,469
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	200,000	199,635
1.500%, 9/10/12	150,000	149,309
1.800%, 3/25/13	350,000	347,973
2.125%, 10/7/13	125,000	125,118
3.150%, 1/22/15	250,000	250,985
2.875%, 2/9/15	750,000	754,606
Federal National Mortgage Association
1.000%, 4/4/12	650,000	647,336
3.125%, 1/21/15	100,000	100,905
3.000%, 3/9/15	250,000	250,315
4.000%, 1/20/17	750,000	755,881

		4,580,144

Agency CMO (0.3%)
Federal National Mortgage Association
0.546%, 10/25/35(l)	3,214,258	3,164,027
0.666%, 6/25/36(l)	3,142,072	3,095,641
0.756%, 6/25/36(l)	3,106,632	3,057,298

		9,316,966

Foreign Governments (1.5%)
Canadian Government Bond
2.375%, 9/10/14	700,000	698,678
Croatia Government International Bond
6.750%, 11/5/19§	2,610,000	2,872,146
Export-Import Bank of Korea
8.125%, 1/21/14	1,500,000	1,740,170
5.875%, 1/14/15	100,000	107,795
4.125%, 9/9/15	250,000	250,777
Federative Republic of Brazil
10.250%, 6/17/13	1,000,000	1,234,000
8.000%, 1/15/18	1,111,111	1,295,000
8.875%, 10/14/19	800,000	1,030,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
8.875%, 4/15/24	$600,000	$792,000
10.125%, 5/15/27	1,100,000	1,614,250
8.250%, 1/20/34	3,090,000	3,939,750
11.000%, 8/17/40^	500,000	669,250
5.625%, 1/7/41	300,000	282,450
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	800,000	860,241
5.000%, 4/25/17	500,000	539,693
Province of Manitoba
5.000%, 2/15/12	600,000	642,642
Province of Nova Scotia
5.125%, 1/26/17	300,000	329,088
Province of Ontario
2.625%, 1/20/12	1,500,000	1,539,212
4.950%, 6/1/12	500,000	536,685
4.100%, 6/16/14	1,000,000	1,068,290
4.950%, 11/28/16	600,000	650,784
4.000%, 10/7/19	400,000	392,770
Province of Quebec
4.875%, 5/5/14	600,000	654,479
4.625%, 5/14/18^	600,000	626,143
7.125%, 2/9/24	500,000	600,548
7.500%, 9/15/29	500,000	650,781
Republic of Chile
5.500%, 1/15/13	500,000	545,500
Republic of Italy
3.500%, 7/15/11	1,600,000	1,647,727
4.375%, 6/15/13	1,000,000	1,057,175
5.250%, 9/20/16^	1,300,000	1,393,917
6.875%, 9/27/23	1,000,000	1,146,853
Republic of Korea
5.750%, 4/16/14	500,000	546,040
7.125%, 4/16/19	500,000	585,830
Republic of Lithuania
6.750%, 1/15/15§	2,565,000	2,799,923
Republic of Peru
8.375%, 5/3/16	750,000	912,375
7.125%, 3/30/19	3,910,000	4,529,735
6.550%, 3/14/37	300,000	321,000
Republic of Poland
5.000%, 10/19/15	1,000,000	1,055,251
6.375%, 7/15/19	480,000	526,964
Republic of South Africa
6.875%, 5/27/19	300,000	334,875
5.875%, 5/30/22^	700,000	715,750
Russian Federation
7.500%, 3/31/30(e)(m)	2,039,800	2,351,074
State of Israel
5.125%, 3/1/14	100,000	108,575
5.125%, 3/26/19	450,000	466,097
United Mexican States
6.375%, 1/16/13	300,000	333,000
5.875%, 2/17/14	750,000	836,625
5.625%, 1/15/17	1,100,000	1,177,000
5.950%, 3/19/19	1,000,000	1,080,000
8.300%, 8/15/31	700,000	899,500
6.050%, 1/11/40	1,100,000	1,097,250

		52,085,658

Municipal Bonds (0.2%)
Bay Area Toll Authority California State
6.263%, 4/1/49	300,000	299,805
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	200,000	196,374
Clark County, Nevada Airport Revenue
6.881%, 7/1/42	$200,000	$201,006
Los Angeles, California Unified School District
5.755%, 7/1/29	100,000	93,273
5.750%, 7/1/34	250,000	228,737
6.758%, 7/1/34	190,000	196,430
Metropolitan Transportation Authority
6.548%, 11/15/31	100,000	100,749
6.648%, 11/15/39	100,000	100,973
6.668%, 11/15/39	75,000	75,457
Metropolitan Washington Airports Authority
7.462%, 10/1/46	290,000	298,314
Municipal Electric Authority of Georgia
6.637%, 4/1/57	125,000	123,984
7.055%, 4/1/57	200,000	193,890
New Jersey Economic Development Authority Series A
7.425%, 2/15/29	450,000	493,078
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	100,000	104,534
New York City Municipal Water Finance Authority
6.011%, 6/15/42	35,000	35,316
New York State Urban Development Corp.
5.770%, 3/15/39	60,000	59,324
North Texas Tollway Authority, Class B
6.718%, 1/1/49	288,000	302,043
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	102,580
State of California
7.550%, 4/1/39	1,390,000	1,437,079
7.350%, 11/1/39	200,000	201,962
State of Georgia
4.503%, 11/1/25	100,000	101,049
State of Illinois
2.766%, 1/1/12	100,000	100,685
3.321%, 1/1/13	100,000	100,468
4.071%, 1/1/14	100,000	100,792
4.421%, 1/1/15	100,000	100,792
5.100%, 6/1/33	1,600,000	1,311,712
6.630%, 2/1/35	500,000	492,050
State of Massachusetts
5.456%, 12/1/39	250,000	249,590
State of New York
5.206%, 10/1/31	150,000	136,562
State of Utah
4.554%, 7/1/24	180,000	180,211
State of Washington
5.481%, 8/1/39	200,000	203,106

		7,921,925

Supranational (1.2%)
African Development Bank
1.875%, 1/23/12^	1,000,000	1,012,603
3.000%, 5/27/14	1,000,000	1,019,973
Asian Development Bank
4.250%, 10/20/14	600,000	643,451
5.500%, 6/27/16	2,375,000	2,662,470
Corp. Andina de Fomento
5.750%, 1/12/17	500,000	508,827
8.125%, 6/4/19	150,000	176,214
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,407,938
European Bank for Reconstruction & Development
1.250%, 6/10/11	1,000,000	1,005,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank
2.625%, 5/16/11	$1,000,000	$1,021,220
3.125%, 7/15/11	2,300,000	2,368,752
1.750%, 9/14/12	1,000,000	1,006,824
3.250%, 5/15/13	1,000,000	1,039,041
4.250%, 7/15/13	1,600,000	1,710,957
3.000%, 4/8/14	1,000,000	1,022,822
3.125%, 6/4/14	500,000	512,685
2.875%, 1/15/15	1,000,000	1,003,306
4.875%, 1/17/17	600,000	650,892
5.125%, 5/30/17	1,300,000	1,428,235
4.875%, 2/15/36	1,225,000	1,212,136
Export Development Canada
1.750%, 9/24/12	1,000,000	1,007,144
3.500%, 5/16/13	600,000	628,507
Inter-American Development Bank
4.375%, 9/20/12	600,000	642,365
4.750%, 10/19/12	1,000,000	1,080,907
3.500%, 3/15/13	1,000,000	1,052,161
5.125%, 9/13/16	1,840,000	2,032,240
3.875%, 2/14/20	1,000,000	984,852
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	2,034,978
9.250%, 7/15/17	865,000	1,160,525
4.750%, 2/15/35	100,000	96,735
International Bank for Reconstruction & Development
5.000%, 4/1/16	600,000	660,887
International Finance Corp.
3.000%, 4/22/14	1,275,000	1,293,929
Japan Finance Corp.
4.250%, 6/18/13	600,000	638,766
Korea Development Bank
5.300%, 1/17/13	600,000	636,952
Nordic Investment Bank
3.625%, 6/17/13	600,000	630,630
2.625%, 10/6/14	300,000	300,063
5.000%, 2/1/17^	1,540,000	1,665,396
Svensk Exportkredit AB
5.125%, 3/1/17	300,000	326,394

		42,287,093

U.S. Government Agencies (34.5%)
Federal Farm Credit Bank
3.875%, 8/25/11	100,000	104,265
1.125%, 10/3/11	200,000	200,506
1.875%, 12/7/12	300,000	301,480
2.300%, 9/3/13	1,000,000	994,315
2.625%, 4/17/14	1,000,000	1,009,791
2.970%, 12/2/14	1,000,000	1,000,450
Federal Home Loan Bank
0.500%, 4/6/11	350,000	349,635
1.375%, 5/16/11	1,000,000	1,008,110
3.375%, 6/24/11	5,000,000	5,152,310
3.625%, 7/1/11	5,000,000	5,185,445
1.625%, 7/27/11	3,000,000	3,033,249
5.375%, 8/19/11	2,300,000	2,439,651
3.625%, 9/16/11	3,000,000	3,124,911
4.875%, 11/18/11	2,000,000	2,125,904
1.875%, 6/20/12	500,000	506,076
1.875%, 11/19/12	1,500,000	1,508,148
1.625%, 11/21/12	650,000	651,759
2.000%, 12/28/12	200,000	199,816
5.125%, 8/14/13	1,300,000	1,433,316
4.000%, 9/6/13	$1,600,000	$1,704,651
2.500%, 10/15/13	1,000,000	999,316
5.250%, 6/18/14	4,000,000	4,447,676
5.500%, 8/13/14^	1,300,000	1,462,934
4.750%, 12/16/16	500,000	535,261
4.875%, 5/17/17	1,500,000	1,621,665
5.000%, 11/17/17	2,000,000	2,185,886
5.500%, 7/15/36	300,000	308,739
Federal Home Loan Mortgage Corp.
1.625%, 4/26/11	950,000	960,267
3.875%, 6/29/11	6,700,000	6,961,561
5.250%, 7/18/11	5,000,000	5,292,765
1.125%, 12/15/11	600,000	601,370
2.350%, 3/2/12	750,000	754,996
2.125%, 3/23/12	3,000,000	3,054,234
2.000%, 4/27/12	400,000	404,298
1.750%, 6/15/12	1,000,000	1,009,658
2.000%, 6/15/12	350,000	351,022
2.000%, 10/1/12	700,000	700,000
2.000%, 11/5/12	500,000	500,622
4.125%, 12/21/12^	5,000,000	5,321,015
2.500%, 4/8/13	1,000,000	1,015,412
3.750%, 6/28/13	1,000,000	1,057,968
2.500%, 1/7/14^	5,300,000	5,361,443
4.500%, 1/15/14	5,000,000	5,412,095
2.500%, 4/23/14	1,000,000	1,008,156
5.000%, 7/15/14	2,000,000	2,207,170
3.000%, 7/28/14	2,000,000	2,044,294
3.000%, 12/30/14	500,000	500,847
4.750%, 11/17/15	3,000,000	3,263,583
5.500%, 7/18/16	1,000,000	1,119,718
5.000%, 4/18/17	400,000	434,200
5.125%, 11/17/17^	2,500,000	2,737,625
4.875%, 6/13/18	6,500,000	6,955,605
4.250%, 12/12/18	1,000,000	996,404
3.750%, 3/27/19^	1,725,000	1,682,796
4.500%, 12/1/19	5,767,216	6,069,769
5.000%, 12/1/21	4,936,698	5,256,040
5.500%, 8/1/22	754,143	811,883
6.000%, 9/1/22	613,711	664,391
5.500%, 1/1/23	1,543,042	1,652,984
5.500%, 2/1/23	715,559	766,077
5.500%, 4/1/23	87,917	94,099
5.000%, 5/1/23	817,895	864,157
5.000%, 7/1/23	1,529,526	1,616,040
5.500%, 7/1/23	402,357	430,648
5.500%, 8/1/23	419,091	448,558
5.000%, 11/1/23	1,235,699	1,305,594
5.500%, 12/1/23	522,720	559,639
5.000%, 1/1/24	1,516,100	1,601,854
4.000%, 2/1/24	899,372	913,951
5.000%, 3/1/24	678,560	716,941
5.000%, 4/1/24	1,580,776	1,670,189
4.000%, 7/1/24	5,203,397	5,287,749
4.500%, 7/1/24	6,359,242	6,601,439
4.500%, 2/1/25	2,041,814	2,119,579
4.000%, 3/1/25	4,000,133	4,064,979
6.750%, 3/15/31	600,000	728,326
6.250%, 7/15/32	300,000	347,233
2.821%, 3/1/34(l)	908,541	942,881
5.500%, 1/1/35	2,356,749	2,496,773
5.500%, 7/1/35	5,419,553	5,753,406
4.500%, 8/1/35	1,996,511	2,019,885
4.500%, 9/1/35	1,782,514	1,802,359
4.500%, 10/1/35	4,106,957	4,152,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 11/1/35	$9,830,839	$10,187,975
5.000%, 12/1/35	4,143,388	4,293,909
4.099%, 4/1/36(l)	4,454,551	4,648,551
6.000%, 6/1/36	16,883,221	18,152,100
5.000%, 10/1/36	17,068,721	17,675,273
6.500%, 11/1/36	8,459,018	9,218,347
5.500%, 12/1/36	292,716	309,192
5.569%, 12/1/36(l)	3,952,437	4,120,811
7.000%, 2/1/37	7,869,544	8,725,357
5.500%, 3/1/37	938,697	991,536
4.500%, 4/1/37	1,820,746	1,846,136
5.745%, 5/1/37(l)	3,381,633	3,588,758
6.000%, 5/1/37	593,448	636,566
5.500%, 11/1/37	330,891	349,516
5.593%, 11/1/37(l)	1,258,619	1,304,986
5.293%, 1/1/38(l)	6,054,075	6,350,131
5.500%, 4/1/38	12,058,685	12,752,531
5.500%, 5/1/38	7,242,033	7,649,680
4.500%, 6/1/38	5,893,090	5,958,696
5.500%, 7/1/38	13,635,348	14,402,869
6.000%, 7/1/38	2,252,406	2,427,320
5.500%, 8/1/38	1,358,800	1,435,286
6.000%, 8/1/38	490,816	526,477
5.000%, 9/1/38	7,646,161	7,902,427
5.500%, 9/1/38	646,322	682,703
6.000%, 9/1/38	357,616	383,598
5.500%, 10/1/38	2,300,770	2,430,279
6.000%, 10/1/38	53,286	57,158
5.000%, 11/1/38	2,384,264	2,474,605
5.500%, 11/1/38	5,346,090	5,647,016
6.000%, 11/1/38	13,022,736	13,968,919
5.500%, 1/1/39	13,793,450	14,587,113
4.500%, 2/1/39	7,032,846	7,056,198
4.000%, 5/1/39	4,860,082	4,716,368
4.500%, 6/1/39	4,831,245	4,847,286
4.000%, 7/1/39	4,978,814	4,831,590
4.500%, 7/1/39	4,867,391	4,883,552
5.000%, 7/1/39	7,801,715	8,063,194
5.000%, 9/1/39	1,489,154	1,539,064
4.500%, 10/1/39	12,818,085	12,860,645
4.500%, 2/1/40	6,494,110	6,517,079
4.500%, 4/15/25 TBA	1,500,000	1,555,078
5.500%, 4/15/25 TBA	2,500,000	2,674,024
6.000%, 4/15/25 TBA	2,000,000	2,157,500
5.000%, 4/15/40 TBA	2,000,000	2,065,156
Federal National Mortgage Association
2.000%, 4/1/11	1,250,000	1,250,000
1.750%, 4/15/11	700,000	700,258
1.375%, 4/28/11	650,000	655,221
6.000%, 5/15/11	1,300,000	1,378,523
3.625%, 8/15/11	4,000,000	4,154,040
1.000%, 11/23/11	585,000	585,495
2.000%, 1/9/12	3,000,000	3,047,094
5.000%, 2/16/12	2,600,000	2,784,545
2.150%, 4/13/12	350,000	350,204
1.875%, 4/20/12	750,000	759,735
1.500%, 4/26/12	600,000	600,325
2.000%, 9/28/12	700,000	703,637
1.875%, 10/29/12	600,000	600,084
1.750%, 12/28/12	200,000	200,514
2.170%, 3/21/13	500,000	501,005
4.625%, 10/15/13	5,200,000	5,659,784
2.750%, 2/5/14	3,000,000	3,055,992
3.000%, 9/15/14	500,000	502,764
3.000%, 9/16/14^	1,000,000	1,018,395
3.000%, 10/29/14	$1,500,000	$1,502,577
2.625%, 11/20/14	750,000	750,048
4.375%, 10/15/15	3,000,000	3,200,955
5.000%, 2/13/17	3,300,000	3,593,924
5.000%, 5/11/17	1,600,000	1,738,731
5.500%, 6/1/22	693,689	743,439
5.500%, 9/1/22	117,032	125,645
6.000%, 9/1/22	14,149	15,292
6.000%, 10/1/22	2,189,148	2,365,905
4.500%, 4/1/23	8,605,363	8,941,174
5.000%, 4/1/23	652,233	688,360
5.000%, 5/1/23	5,594,095	5,903,955
5.500%, 5/1/23	4,611,804	4,931,027
4.500%, 6/1/23	3,144,694	3,284,117
5.000%, 6/1/23	8,314,185	8,774,712
5.000%, 7/1/23	789,952	833,708
5.000%, 8/1/23	5,070,422	5,351,276
5.500%, 9/1/23	1,612,374	1,723,981
5.500%, 10/1/23	50,567	54,099
6.000%, 12/1/23	1,397,721	1,506,208
4.000%, 2/1/24	3,252,981	3,305,207
5.000%, 5/20/24	500,000	500,591
4.000%, 6/1/24	6,546,525	6,651,628
5.375%, 6/25/24	500,000	505,668
4.500%, 7/1/24	12,093,244	12,553,826
9.000%, 8/1/26	4,189	4,745
6.500%, 12/1/28	2,779,711	3,064,100
6.250%, 5/15/29	19,700,000	22,257,513
7.125%, 1/15/30	1,100,000	1,382,340
6.625%, 11/15/30	3,000,000	3,585,204
5.500%, 4/1/33	8,336,767	8,834,368
5.500%, 7/1/33	3,011,086	3,190,810
5.000%, 11/1/33	7,475,231	7,755,844
5.500%, 11/1/33	1,675,458	1,775,462
4.728%, 3/1/34(l)	2,425,853	2,522,619
5.500%, 4/1/34	1,392,616	1,475,520
5.500%, 5/1/34	857,985	909,062
5.500%, 11/1/34	4,132,313	4,371,858
5.500%, 2/1/35	6,911,873	7,316,865
6.000%, 4/1/35	9,265,574	10,005,734
5.000%, 6/1/35	4,373,160	4,533,225
5.000%, 7/1/35	6,686,903	6,933,744
4.500%, 8/1/35	8,497,714	8,596,965
5.000%, 8/1/35	8,346,393	8,633,626
4.500%, 9/1/35	5,400,924	5,473,555
5.500%, 10/1/35	1,824,540	1,926,886
5.000%, 11/1/35	2,445,603	2,532,059
5.500%, 12/1/35	9,748,906	10,286,619
5.485%, 1/1/36(l)	4,272,538	4,499,175
5.000%, 2/1/36	17,150,375	17,740,590
5.500%, 3/1/36	12,065,449	12,719,623
6.000%, 3/1/36	15,621,087	16,595,574
6.000%, 5/1/36	30,705	32,621
5.500%, 6/1/36	26,023,144	27,434,088
5.000%, 7/1/36	6,543,749	6,777,126
5.500%, 7/1/36	46,572	49,039
6.000%, 7/1/36	50,912	54,041
6.000%, 8/1/36	57,153	60,665
6.000%, 9/1/36	6,126,666	6,503,518
6.500%, 9/1/36	17,590,888	18,994,724
5.500%, 11/1/36	50,991	53,692
6.500%, 11/1/36	702,028	757,176
5.500%, 1/1/37	3,727,261	3,924,689
6.500%, 1/1/37	542,299	584,899
5.974%, 2/1/37(l)	2,491,068	2,600,887

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/1/37	$3,458,694	$3,649,392
6.000%, 3/1/37	18,260	19,365
6.000%, 5/1/37	52,512	55,804
6.000%, 6/1/37	740,091	784,409
6.000%, 7/1/37	769,026	815,078
4.885%, 8/1/37(l)	1,512,476	1,589,045
6.000%, 8/1/37	1,015,836	1,076,667
5.392%, 9/1/37(l)	1,770,915	1,862,781
6.000%, 9/1/37	734,554	778,541
5.604%, 10/1/37(l)	4,306,687	4,513,416
6.000%, 10/1/37	996,246	1,055,904
6.500%, 10/1/37	904,764	975,838
6.000%, 11/1/37	14,352,450	15,211,915
6.500%, 11/1/37	1,001,760	1,080,820
6.500%, 12/1/37	303,891	327,763
5.000%, 2/1/38	5,439,456	5,617,301
6.000%, 2/1/38	1,716,730	1,819,532
4.500%, 3/1/38	30,227	30,325
5.500%, 3/1/38	3,819,761	4,022,089
6.000%, 5/1/38	72,637	76,986
4.500%, 6/1/38	66,738	66,955
6.000%, 6/1/38	17,250	18,283
4.965%, 7/1/38(l)	6,315,887	6,649,827
5.500%, 7/1/38	28,828,826	30,355,854
6.000%, 7/1/38	98,562	104,520
6.000%, 8/1/38	47,799	50,830
6.000%, 9/1/38	7,658,643	8,119,637
6.500%, 9/1/38	311,682	336,166
6.000%, 10/1/38	781,039	827,809
6.000%, 11/1/38	5,221,746	5,537,001
6.500%, 11/1/38	474,241	511,495
6.000%, 12/1/38	880,522	933,251
4.500%, 1/1/39	29,659	29,755
5.000%, 1/1/39	9,135,016	9,426,552
5.395%, 1/1/39(l)	1,319,244	1,395,198
5.565%, 1/1/39(l)	4,152,771	4,381,884
6.000%, 1/1/39	751,050	796,025
4.000%, 2/1/39	230,310	223,896
4.500%, 3/1/39	1,962,834	1,969,198
5.000%, 3/1/39	4,546,235	4,694,876
4.000%, 4/1/39	136,261	132,295
4.500%, 5/1/39	4,862,250	4,880,293
4.000%, 6/1/39	3,909,295	3,795,528
4.500%, 6/1/39	17,538,664	17,595,528
4.000%, 7/1/39	2,589,534	2,514,174
4.500%, 7/1/39	11,815,534	11,853,842
4.000%, 8/1/39	10,868,351	10,552,065
4.500%, 8/1/39	975,662	978,825
4.000%, 9/1/39	3,448,745	3,348,381
4.500%, 9/1/39	9,842,684	9,877,672
5.000%, 10/1/39	1,468,067	1,514,919
4.500%, 1/1/40	4,969,660	4,990,431
4.500%, 2/1/40	2,990,975	3,002,074
5.500%, 4/25/25 TBA	2,000,000	2,137,812
5.000%, 4/25/40 TBA	12,000,000	12,375,937
6.000%, 5/25/40 TBA	23,830,000	25,405,945
Government National Mortgage Association
8.500%, 10/15/17	1,728	1,899
8.500%, 11/15/17	6,264	6,881
8.000%, 7/15/26	383	421
6.500%, 9/15/36	157,522	170,352
5.500%, 4/15/37	762,368	809,420
5.500%, 5/15/37	175,240	185,672
6.500%, 5/15/37	305,407	329,517
6.500%, 9/15/37	178,910	193,034
6.500%, 10/15/37	$243,032	$263,889
6.000%, 1/15/38	1,211,279	1,294,886
5.500%, 2/15/38	10,490,573	11,157,708
5.500%, 4/15/38	695,637	736,614
6.000%, 4/15/38	29,982	32,042
5.500%, 6/15/38	1,758,247	1,861,818
6.500%, 6/15/38	266,805	287,534
5.500%, 7/15/38	556,632	589,421
6.000%, 7/15/38	3,649,570	3,911,213
5.500%, 8/15/38	1,211,355	1,282,711
6.000%, 8/15/38	910,353	972,904
6.500%, 8/15/38	1,116,411	1,203,151
6.000%, 9/15/38	1,250,108	1,336,004
6.500%, 9/15/38	1,309,758	1,411,520
6.000%, 10/15/38	7,117,001	7,606,016
6.500%, 10/15/38	1,261,963	1,360,012
6.000%, 11/15/38	1,820,564	1,945,657
5.500%, 12/15/38	6,017,259	6,371,713
6.000%, 12/15/38	3,338,318	3,567,697
6.500%, 12/15/38	1,711,458	1,845,501
5.500%, 1/15/39	3,171,315	3,358,126
6.000%, 1/15/39	646,367	690,779
5.000%, 2/15/39	10,455,874	10,883,912
4.500%, 4/15/39	7,809,447	7,914,386
4.500%, 5/15/39	5,791,087	5,869,809
4.500%, 6/15/39	8,395,431	8,508,245
5.000%, 6/15/39	974,804	1,017,452
6.000%, 6/15/39	198,630	212,278
5.500%, 7/15/39	139,723	147,954
6.000%, 8/15/39	114,129	121,971
4.000%, 9/15/39	3,967,935	3,891,366
4.500%, 9/15/39	2,974,742	3,014,715
5.000%, 9/15/39	20,280,444	21,120,823
5.500%, 10/15/39	4,062,711	4,302,030
6.000%, 10/15/39	164,181	175,462
4.500%, 12/15/39	4,979,376	5,047,064
4.500%, 1/15/40	1,994,620	2,021,423
4.500%, 4/15/40 TBA	3,000,000	3,033,750
5.000%, 4/15/40 TBA	10,000,000	10,389,844
5.500%, 4/15/40 TBA	22,925,000	24,237,814
6.000%, 4/15/40 TBA	24,125,000	25,764,747
6.500%, 4/15/40 TBA	3,100,000	3,348,969

		1,203,877,394

U.S. Treasuries (29.3%)
U.S. Treasury Bonds
3.000%, 7/15/12 TIPS	8,235,000	10,690,544
11.250%, 2/15/15	4,700,000	6,597,625
9.875%, 11/15/15	6,500,000	8,917,695
9.250%, 2/15/16	5,000,000	6,737,500
7.250%, 5/15/16	3,300,000	4,097,155
7.500%, 11/15/16	1,000,000	1,262,891
8.750%, 5/15/17	2,000,000	2,703,124
9.125%, 5/15/18^	1,000,000	1,401,172
9.000%, 11/15/18	2,000,000	2,803,906
8.875%, 2/15/19	2,500,000	3,489,647
8.125%, 8/15/19	3,300,000	4,437,470
8.500%, 2/15/20	4,000,000	5,532,500
8.750%, 8/15/20	4,600,000	6,501,815
7.875%, 2/15/21	2,500,000	3,362,500
8.125%, 5/15/21	1,500,000	2,054,296
8.125%, 8/15/21	1,000,000	1,372,188
8.000%, 11/15/21	4,800,000	6,540,000
7.250%, 8/15/22	1,000,000	1,299,688
7.125%, 2/15/23	3,000,000	3,866,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.250%, 8/15/23	$1,500,000	$1,802,579
7.625%, 2/15/25	2,000,000	2,717,500
6.000%, 2/15/26	4,000,000	4,717,500
6.750%, 8/15/26	2,700,000	3,429,421
6.625%, 2/15/27	1,900,000	2,388,657
6.125%, 11/15/27	4,500,000	5,390,154
5.500%, 8/15/28	3,600,000	4,032,562
5.250%, 11/15/28	2,900,000	3,157,375
5.250%, 2/15/29	2,200,000	2,393,875
6.125%, 8/15/29	5,700,000	6,863,153
6.250%, 5/15/30	3,000,000	3,672,186
5.375%, 2/15/31	2,000,000	2,212,500
4.500%, 2/15/36	29,255,000	28,573,914
4.750%, 2/15/37	1,300,000	1,317,875
5.000%, 5/15/37	1,200,000	1,263,563
4.375%, 2/15/38	2,500,000	2,377,345
4.500%, 5/15/38	4,400,000	4,268,686
3.500%, 2/15/39	4,600,000	3,722,407
4.250%, 5/15/39	5,400,000	5,003,435
4.500%, 8/15/39	7,000,000	6,759,375
4.375%, 11/15/39	7,300,000	6,903,063
4.625%, 2/15/40	4,900,000	4,829,563
U.S. Treasury Notes
0.875%, 4/30/11	1,000,000	1,004,102
4.875%, 4/30/11	1,000,000	1,047,188
0.875%, 5/31/11	18,028,000	18,105,466
4.875%, 5/31/11	5,500,000	5,778,652
1.125%, 6/30/11^	5,000,000	5,036,330
5.125%, 6/30/11	4,300,000	4,544,563
1.000%, 7/31/11	5,000,000	5,025,780
4.875%, 7/31/11	2,000,000	2,113,204
5.000%, 8/15/11	6,000,000	6,360,468
1.000%, 8/31/11	8,000,000	8,036,872
4.625%, 8/31/11	7,000,000	7,389,648
1.000%, 9/30/11	9,000,000	9,036,207
4.500%, 9/30/11	5,800,000	6,125,798
1.000%, 10/31/11	5,000,000	5,017,385
4.625%, 10/31/11	7,000,000	7,424,921
1.750%, 11/15/11	5,000,000	5,075,390
0.750%, 11/30/11	3,000,000	2,995,899
4.500%, 11/30/11	6,600,000	7,003,220
1.125%, 12/15/11	11,500,000	11,551,209
1.000%, 12/31/11	6,000,000	6,011,952
4.625%, 12/31/11	9,300,000	9,905,588
1.125%, 1/15/12	5,000,000	5,018,360
0.875%, 1/31/12^	5,000,000	4,994,140
4.750%, 1/31/12	5,000,000	5,349,610
1.375%, 2/15/12	5,000,000	5,038,865
4.875%, 2/15/12	3,300,000	3,541,570
0.875%, 2/29/12^	10,000,000	9,979,300
1.375%, 3/15/12	5,000,000	5,038,280
1.000%, 3/31/12	5,000,000	4,997,650
4.500%, 3/31/12	3,300,000	3,528,165
1.375%, 4/15/12	2,000,000	2,013,906
1.375%, 5/15/12	3,000,000	3,018,516
4.750%, 5/31/12	5,000,000	5,389,455
1.875%, 6/15/12	5,000,000	5,081,640
4.625%, 7/31/12	600,000	647,578
1.750%, 8/15/12	3,500,000	3,542,931
4.375%, 8/15/12	5,000,000	5,372,655
4.125%, 8/31/12	3,000,000	3,206,250
1.375%, 9/15/12	5,000,000	5,010,940
1.375%, 10/15/12	5,000,000	5,006,250
1.375%, 11/15/12	3,000,000	2,999,298
4.000%, 11/15/12	3,300,000	3,526,875
1.125%, 12/15/12	$7,000,000	$6,939,296
3.625%, 12/31/12	4,000,000	4,236,248
1.375%, 1/15/13	5,000,000	4,983,985
1.375%, 2/15/13	6,000,000	5,971,872
3.875%, 2/15/13	5,300,000	5,655,678
2.750%, 2/28/13	4,000,000	4,139,688
1.375%, 3/15/13	5,000,000	4,970,700
3.125%, 4/30/13	2,500,000	2,613,280
3.625%, 5/15/13	8,000,000	8,486,872
3.500%, 5/31/13	2,000,000	2,113,438
3.375%, 6/30/13	4,000,000	4,209,064
3.375%, 7/31/13	3,000,000	3,157,032
4.250%, 8/15/13	7,500,000	8,116,410
3.125%, 8/31/13	5,000,000	5,217,190
3.125%, 9/30/13	4,300,000	4,483,756
2.750%, 10/31/13	3,000,000	3,086,952
4.250%, 11/15/13	4,000,000	4,332,812
2.000%, 11/30/13	6,000,000	6,010,314
1.500%, 12/31/13	7,000,000	6,870,934
1.750%, 1/31/14	9,500,000	9,392,384
4.000%, 2/15/14	4,000,000	4,299,064
1.875%, 2/28/14	8,500,000	8,428,277
1.750%, 3/31/14	7,000,000	6,895,000
1.875%, 4/30/14	5,000,000	4,939,455
4.750%, 5/15/14	6,000,000	6,624,372
2.250%, 5/31/14	5,500,000	5,507,304
2.625%, 6/30/14	7,000,000	7,103,362
2.625%, 7/31/14	66,935,000	67,850,135
4.250%, 8/15/14^	5,600,000	6,072,500
2.375%, 8/31/14^	26,940,000	27,003,147
2.375%, 9/30/14^	5,000,000	5,001,560
2.375%, 10/31/14	7,500,000	7,490,040
4.250%, 11/15/14	7,500,000	8,127,540
2.125%, 11/30/14	5,000,000	4,934,375
2.625%, 12/31/14	2,500,000	2,517,970
2.250%, 1/31/15^	62,905,000	62,221,915
4.000%, 2/15/15	4,700,000	5,031,938
2.375%, 2/28/15	6,500,000	6,455,345
2.500%, 3/31/15	19,645,000	19,589,798
4.125%, 5/15/15	8,000,000	8,603,752
4.250%, 8/15/15	6,300,000	6,802,034
4.500%, 11/15/15	3,000,000	3,277,968
4.500%, 2/15/16	5,000,000	5,446,485
2.625%, 2/29/16	6,000,000	5,896,872
2.375%, 3/31/16	750,000	725,391
5.125%, 5/15/16	1,000,000	1,122,344
3.250%, 5/31/16	2,000,000	2,025,156
3.250%, 7/31/16	800,000	808,313
4.875%, 8/15/16	1,600,000	1,773,125
3.000%, 8/31/16	3,000,000	2,978,202
3.000%, 9/30/16	3,500,000	3,467,188
3.125%, 10/31/16	3,000,000	2,989,686
2.750%, 11/30/16	500,000	486,211
3.250%, 12/31/16	500,000	500,664
3.125%, 1/31/17	5,500,000	5,460,901
4.625%, 2/15/17	1,600,000	1,743,374
3.000%, 2/28/17^	5,000,000	4,921,485
3.250%, 3/31/17	3,000,000	2,996,250
4.500%, 5/15/17	4,000,000	4,318,752
4.750%, 8/15/17	2,800,000	3,062,718
4.250%, 11/15/17	3,300,000	3,490,780
3.500%, 2/15/18	5,000,000	5,015,235
3.875%, 5/15/18	5,800,000	5,946,357
4.000%, 8/15/18	4,200,000	4,326,328
3.750%, 11/15/18	39,264,600	39,562,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 2/15/19	$6,000,000	$5,569,218
3.125%, 5/15/19	7,000,000	6,666,954
3.625%, 8/15/19	10,250,000	10,125,073
3.375%, 11/15/19	72,115,000	69,585,350
3.625%, 2/15/20^	14,575,000	14,326,773

		1,023,458,818

Total Government Securities		2,343,527,998

Total Long-Term Debt Securities (98.8%) (Cost $3,360,605,951)		3,451,690,935

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
0.000%(l)*	32,375	41,116
Freddie Mac
0.000%(l)*	24,725	31,401

Total Preferred Stocks (0.0%) (Cost $1,427,500)		72,517

COMMON STOCKS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital* (Cost $1,025,000)	41,000	$1,052,470

Total Financials		1,052,470

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc. (b)*† (Cost $523,826)	4,056	$—

Total Information Technology		—

Total Common Stocks (0.0%) (Cost $1,548,826)		1,052,470

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (4.7%)
Federal Home Loan Bank
0.00%, 4/1/10 (o)(p)	$40,000,000	40,000,000
U.S. Treasury Bills
0.00%, 4/1/10 (p)	50,000,000	50,000,000
0.15%, 4/15/10 (p)	72,800,000	72,795,559

Total Government Securities		162,795,559

Short-Term Investments of Cash Collateral for Securities Loaned (0.5%)
Credit Agricole S.A./New York
0.41%, 7/2/10 (l)	4,999,541	5,000,027
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	9,399,742	9,399,742
Pricoa Global Funding I
0.40%, 6/25/10 (l)	$4,999,874	$4,968,345

Total Short-Term Investments of Cash Collateral for Securities Loaned		19,368,114

Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 4/1/10	65,977,634	65,977,634

Total Short-Term Investments (7.1%) (Cost/Amortized Cost $248,172,900)		248,141,307

Total Investments (105.9%) (Cost/Amortized Cost $3,611,755,177)		3,700,957,229
Other Assets Less Liabilities (-5.9%)		(206,794,462)

Net Assets (100%)		$3,494,162,767

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $78,637,695 or 2.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2010.

(p)	Yield to maturity.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%- 15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $9,587,737.

Glossary:

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 6/16/10	16,957	$22,902,634	$22,833,451	$69,183
European Union Euro vs. U.S. Dollar, expiring 6/16/10	28	38,156	37,840	316
New Zealand Dollar vs. U.S. Dollar, expiring 5/25/10	3,161	2,238,054	2,207,389	30,665

				$100,164

	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 6/16/10	17,481	$23,622,014	$23,610,127	$11,887
New Zealand Dollar vs. U.S. Dollar, expiring 5/25/10	3,161	2,218,168	2,238,053	(19,885)

				$(7,998)

				$92,166

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$23,361,150	$—	$23,361,150
Non-Agency CMO	—	171,020,185	—	171,020,185
Common Stocks
Financials	—	1,052,470	—	1,052,470
Information Technology	—	—	—	—
Corporate Bonds
Consumer Discretionary	—	78,197,075	—	78,197,075
Consumer Staples	—	65,637,793	—	65,637,793
Energy	—	81,049,510	—	81,049,510
Financials	—	370,507,876	—	370,507,876
Health Care	—	50,107,996	—	50,107,996
Industrials	—	49,630,382	—	49,630,382
Information Technology	—	26,192,106	—	26,192,106
Materials	—	65,410,804	—	65,410,804
Telecommunication Services	—	58,196,776	—	58,196,776
Utilities	—	68,851,284	—	68,851,284
Forward Currency Contracts Government Securities	—	112,051	—	112,051
Agency ABS	—	4,580,144	—	4,580,144
Agency CMO	—	9,316,966	—	9,316,966
Foreign Governments	—	52,085,658	—	52,085,658
Municipal Bonds	—	7,921,925	—	7,921,925
Supranational	—	42,287,093	—	42,287,093
U.S. Government Agencies	—	1,203,877,394	—	1,203,877,394

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
U.S. Treasuries	$—	$1,023,458,818	$—	$1,023,458,818
Preferred Stocks
Financials	72,517	—	—	72,517
Short-Term Investments	—	248,141,307	—	248,141,307

Total Assets	$72,517	$3,700,996,763	$—	$3,701,069,280

Liabilities:
Forward Currency Contracts	$—	$(19,885)	$—	$(19,885)

Total Liabilities	$—	$(19,885)	$—	$(19,885)

Total	$72,517	$3,700,976,878	$—	$3,701,049,395

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$653,686,801
Long-term U.S. Treasury securities	268,812,152

$922,498,953

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$797,626,445
Long-term U.S. Treasury securities	117,162,646

$914,789,091

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$122,557,634
Aggregate gross unrealized depreciation	(34,989,324)

Net unrealized appreciation	$87,568,310

Federal income tax cost of investments	$3,613,388,919

At March 31, 2010, the Portfolio had loaned securities with a total value of $19,011,524. This was secured by collateral of $19,399,157, which was received as cash and subsequently invested in short-term investments currently valued at $19,368,114, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $212,896,683 of which $2,157,878 expires in the year 2010, $431,165 expires in the year 2013, $21,239,747 expires in the year 2014, $7,279,445 expires in the year 2015, $63,492,926 expires in the year 2016, and $118,295,522 expires in the year 2017.

Included in the capital loss carryforward amounts are $23,147,934 of losses acquired from EQ/Caywood-Scholl High Yield as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*^	62,775	$626,494
ArvinMeritor, Inc.*^	68,135	909,602
Cooper Tire & Rubber Co.	55,722	1,059,832
Dana Holding Corp.*	118,365	1,406,176
Dorman Products, Inc.*^	12,143	230,596
Drew Industries, Inc.*	18,670	411,113
Fuel Systems Solutions, Inc.*	11,658	372,590
Modine Manufacturing Co.*^	39,726	446,520
Raser Technologies, Inc.*^	35,354	35,354
Standard Motor Products, Inc.	17,181	170,436
Superior Industries International, Inc.	16,146	259,628
Tenneco, Inc.*	52,397	1,239,189

		7,167,530

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	275,340

Distributors (0.0%)
Audiovox Corp., Class A*	20,901	162,610
Core-Mark Holding Co., Inc.*	8,810	269,674

		432,284

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	16,907	787,866
Bridgepoint Education, Inc.*^	12,904	317,180
Capella Education Co.*^	12,845	1,192,530
ChinaCast Education Corp.*	30,491	222,889
Coinstar, Inc.*^	28,586	929,045
Corinthian Colleges, Inc.*^	76,921	1,353,040
CPI Corp.	11,159	154,664
Grand Canyon Education, Inc.*	14,848	388,127
Jackson Hewitt Tax Service, Inc.*^	21,276	42,552
K12, Inc.*	21,984	488,265
Mac-Gray Corp.	14,347	161,978
Matthews International Corp., Class A	26,639	945,685
Pre-Paid Legal Services, Inc.*	5,247	198,599
Regis Corp.	53,252	994,747
Sotheby’s, Inc.	60,802	1,890,334
Steiner Leisure Ltd.*^	13,032	577,578
Stewart Enterprises, Inc., Class A^	69,487	434,294
Universal Technical Institute, Inc.*	19,093	435,702

		11,515,075

Hotels, Restaurants & Leisure (2.6%)
AFC Enterprises, Inc.*^	1,000	10,730
Ambassadors Group, Inc.	18,284	202,038
Ameristar Casinos, Inc.^	22,251	405,413
Bally Technologies, Inc.*	46,240	1,874,570
BJ’s Restaurants, Inc.*^	13,634	317,672
Bob Evans Farms, Inc.	27,190	840,443
Buffalo Wild Wings, Inc.*^	16,900	813,059
California Pizza Kitchen, Inc.*	15,972	268,170
CEC Entertainment, Inc.*	18,498	704,589
Cheesecake Factory, Inc.*	56,521	1,529,458
Churchill Downs, Inc.	6,793	254,738
CKE Restaurants, Inc.	40,555	448,944
Cracker Barrel Old Country Store, Inc.	20,623	956,495
Denny’s Corp.*	79,400	304,896
DineEquity, Inc.*	16,481	651,494
Domino’s Pizza, Inc.*	31,513	429,837
Dover Downs Gaming & Entertainment, Inc.	5,620	$22,255
Einstein Noah Restaurant Group, Inc.*	709	8,614
Gaylord Entertainment Co.*	38,876	1,138,678
Interval Leisure Group, Inc.*	36,800	535,808
Jack in the Box, Inc.*^	54,639	1,286,748
Life Time Fitness, Inc.*	37,500	1,053,750
Morgans Hotel Group Co.*	35,602	228,209
Orient-Express Hotels Ltd., Class A*	71,509	1,013,998
P.F. Chang’s China Bistro, Inc.*	22,760	1,004,399
Papa John’s International, Inc.*	17,571	451,750
Peet’s Coffee & Tea, Inc.*	12,568	498,321
Pinnacle Entertainment, Inc.*	55,600	541,544
Red Robin Gourmet Burgers, Inc.*^	14,746	360,392
Ruby Tuesday, Inc.*^	49,828	526,682
Shuffle Master, Inc.*	59,049	483,611
Sonic Corp.*	51,138	565,075
Steak n Shake Co.*	1,491	568,474
Texas Roadhouse, Inc.*	39,618	550,294
Town Sports International Holdings, Inc.*^	3,439	13,447
Vail Resorts, Inc.*	26,794	1,074,171

		21,938,766

Household Durables (1.3%)
American Greetings Corp., Class A^	42,357	882,720
Beazer Homes USA, Inc.*	51,600	234,264
Ethan Allen Interiors, Inc.	21,554	444,659
Helen of Troy Ltd.*	28,998	755,688
Hooker Furniture Corp.	1,960	31,517
Hovnanian Enterprises, Inc., Class A*^	53,685	233,530
iRobot Corp.*	21,242	322,029
La-Z-Boy, Inc.*	49,009	614,573
Meritage Homes Corp.*	29,039	609,819
National Presto Industries, Inc.	3,572	424,746
Ryland Group, Inc.	40,456	907,832
Sealy Corp.*^	63,330	221,655
Standard Pacific Corp.*	93,615	423,140
Tempur-Pedic International, Inc.*	65,519	1,976,053
Tupperware Brands Corp.	53,190	2,564,822
Universal Electronics, Inc.*	11,319	252,866

		10,899,913

Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*	10,768	592,455
Drugstore.Com, Inc.*	81,601	291,316
Gaiam, Inc., Class A	27,694	229,860
HSN, Inc.*	36,968	1,088,338
NutriSystem, Inc.^	29,067	517,683
Orbitz Worldwide, Inc.*^	32,831	233,428
PetMed Express, Inc.^	18,009	399,260
Shutterfly, Inc.*	21,797	525,090

		3,877,430

Leisure Equipment & Products (0.8%)
Brunswick Corp.	82,858	1,323,242
Callaway Golf Co.^	52,763	465,370
Eastman Kodak Co.*	249,591	1,445,132
JAKKS Pacific, Inc.*	21,998	287,074
Polaris Industries, Inc.	25,351	1,296,957
Pool Corp.	42,178	954,910
RC2 Corp.*	15,807	236,631
Smith & Wesson Holding Corp.*^	48,135	181,950

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sturm Ruger & Co., Inc.^	17,705	$212,283

		6,403,549

Media (1.0%)
Arbitron, Inc.^	24,981	665,993
Ascent Media Corp., Class A*	13,131	357,820
Belo Corp., Class A	76,323	520,523
Cinemark Holdings, Inc.	29,678	544,295
CKX, Inc.*	49,418	302,932
Dolan Media Co.*^	23,219	252,391
Global Sources Ltd.*	31,303	203,783
Harte-Hanks, Inc.^	36,841	473,775
Journal Communications, Inc., Class A*	1,360	5,712
Knology, Inc.*	36,304	487,926
LIN TV Corp., Class A*	5,129	29,492
Live Nation Entertainment, Inc.*	116,413	1,687,988
National CineMedia, Inc.	38,023	656,277
Playboy Enterprises, Inc., Class B*	1,417	5,186
PRIMEDIA, Inc.	3,602	12,391
RCN Corp.*	30,227	455,823
Scholastic Corp.^	22,160	620,480
Valassis Communications, Inc.*	44,834	1,247,730
Value Line, Inc.	2,481	57,286
World Wrestling Entertainment, Inc., Class A^	19,862	343,613

		8,931,416

Multiline Retail (0.4%)
99 Cents Only Stores*	41,149	670,729
Dillard’s, Inc., Class A	42,333	999,059
Fred’s, Inc., Class A	35,015	419,480
Saks, Inc.*	110,616	951,297

		3,040,565

Specialty Retail (3.5%)
AnnTaylor Stores Corp.*^	54,504	1,128,233
Asbury Automotive Group, Inc.*	30,242	402,219
Big 5 Sporting Goods Corp.^	29,655	451,349
Borders Group, Inc.*	81,131	139,545
Brown Shoe Co., Inc.^	39,863	617,079
Buckle, Inc.^	23,389	859,780
Cabela’s, Inc.*	35,935	628,503
Cato Corp., Class A	23,623	506,477
Charming Shoppes, Inc.*	107,653	587,785
Children’s Place Retail Stores, Inc.*	21,690	966,289
Citi Trends, Inc.*	15,079	489,163
Coldwater Creek, Inc.*	47,200	327,568
Collective Brands, Inc.*	60,250	1,370,085
Conn’s, Inc.*^	15,400	120,582
Dress Barn, Inc.*	50,712	1,326,626
DSW, Inc., Class A*	10,100	257,853
Finish Line, Inc., Class A	40,613	662,804
Genesco, Inc.*	20,857	646,776
Group 1 Automotive, Inc.*^	19,837	632,007
Gymboree Corp.*	26,615	1,374,132
hhgregg, Inc.*	11,300	285,212
Hibbett Sports, Inc.*^	24,155	617,885
HOT Topic, Inc.*	37,879	246,213
J. Crew Group, Inc.*	46,806	2,148,395
Jo-Ann Stores, Inc.*	23,333	979,519
JoS. A. Bank Clothiers, Inc.*	15,725	859,371
Lumber Liquidators Holdings, Inc.*^	14,176	378,074
Men’s Wearhouse, Inc.	45,251	1,083,309
Monro Muffler Brake, Inc.	14,403	515,051
OfficeMax, Inc.*	70,987	1,165,607
Pacific Sunwear of California, Inc.*^	54,300	$288,333
PEP Boys-Manny, Moe & Jack^	39,777	399,759
Pier 1 Imports, Inc.*^	98,656	628,439
Rent-A-Center, Inc.*	62,903	1,487,656
Sally Beauty Holdings, Inc.*	88,901	792,997
Sonic Automotive, Inc., Class A*	22,725	249,975
Stage Stores, Inc.^	36,374	559,796
Talbots, Inc.*^	20,300	263,088
Tractor Supply Co.	31,785	1,845,119
Ulta Salon Cosmetics & Fragrance, Inc.*	26,325	595,472
Wet Seal, Inc., Class A*^	90,801	432,213
Zale Corp.*^	20,055	54,951
Zumiez, Inc.*	16,900	346,281

		29,717,570

Textiles, Apparel & Luxury Goods (2.5%)
American Apparel, Inc.*	38,853	117,725
Carter’s, Inc.*	54,072	1,630,271
Cherokee, Inc.^	8,679	156,222
Columbia Sportswear Co.	9,634	506,074
Crocs, Inc.*	77,134	676,465
Deckers Outdoor Corp.*^	11,801	1,628,538
Fossil, Inc.*	42,180	1,591,873
G-III Apparel Group Ltd.*^	12,100	333,476
Iconix Brand Group, Inc.*	66,531	1,021,916
Jones Apparel Group, Inc.	79,494	1,511,976
Liz Claiborne, Inc.*^	88,465	657,295
Lululemon Athletica, Inc.*	37,835	1,570,153
Maidenform Brands, Inc.*	17,330	378,660
Oxford Industries, Inc.	10,700	217,531
Perry Ellis International, Inc.*	9,878	223,737
Quiksilver, Inc.*	105,800	500,434
Skechers U.S.A., Inc., Class A*	31,479	1,143,317
Steven Madden Ltd.*^	15,990	780,312
Timberland Co., Class A*	40,846	871,654
True Religion Apparel, Inc.*^	23,610	716,800
Under Armour, Inc., Class A*^	29,767	875,447
UniFirst Corp.	12,705	654,307
Volcom, Inc.*	25,203	491,963
Warnaco Group, Inc.*	41,097	1,960,738
Wolverine World Wide, Inc.	44,940	1,310,450

		21,527,334

Total Consumer Discretionary		125,726,772

Consumer Staples (3.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	11,774	615,309
Heckmann Corp.*	74,457	431,851

		1,047,160

Food & Staples Retailing (0.8%)
Andersons, Inc.	14,406	482,313
Casey’s General Stores, Inc.	47,113	1,479,348
Great Atlantic & Pacific Tea Co., Inc.*^	38,177	292,818
Ingles Markets, Inc., Class A	14,065	211,397
Nash Finch Co.^	9,061	304,903
Pantry, Inc.*	16,735	209,020
Pricesmart, Inc.	9,952	231,384
Ruddick Corp.^	36,902	1,167,579
Spartan Stores, Inc.	17,070	246,149
Susser Holdings Corp.*	15,744	133,037
United Natural Foods, Inc.*	40,788	1,147,367
Village Super Market, Inc., Class A	3,779	105,925
Weis Markets, Inc.^	8,051	292,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Winn-Dixie Stores, Inc.*	51,434	$642,411

		6,946,385

Food Products (1.4%)
AgFeed Industries, Inc.*^	21,612	94,877
Alico, Inc.	7,030	177,507
American Dairy, Inc.*^	8,848	169,439
American Italian Pasta Co., Class A*	19,499	757,926
Cal-Maine Foods, Inc.	11,692	396,242
Chiquita Brands International, Inc.*^	41,200	648,076
Darling International, Inc.*	68,297	611,941
Diamond Foods, Inc.^	14,137	594,319
Dole Food Co., Inc.*^	30,236	358,297
Farmer Bros Co.	9,617	180,223
Fresh Del Monte Produce, Inc.*	37,404	757,431
Griffin Land & Nurseries, Inc.	7,162	208,056
Hain Celestial Group, Inc.*	37,980	658,953
HQ Sustainable Maritime Industries, Inc.*	768	4,608
J&J Snack Foods Corp.	11,703	508,729
Lancaster Colony Corp.^	18,237	1,075,253
Lance, Inc.	25,540	590,740
Lifeway Foods, Inc.*	17,415	206,716
Sanderson Farms, Inc.	17,293	927,078
Smart Balance, Inc.*	59,595	386,176
Synutra International, Inc.*	14,900	336,889
Tootsie Roll Industries, Inc.	20,638	557,848
TreeHouse Foods, Inc.*	28,333	1,242,969
Zhongpin, Inc.*	29,817	378,676

		11,828,969

Household Products (0.1%)
Central Garden & Pet Co., Class A*	61,133	559,978
WD-40 Co.	12,027	394,847

		954,825

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	43,239	176,415
China Sky One Medical, Inc.*	10,270	161,342
Elizabeth Arden, Inc.*^	19,800	356,400
Mannatech, Inc.	13,698	45,751
Medifast, Inc.*	15,180	381,473
Nu Skin Enterprises, Inc., Class A	46,059	1,340,317
Revlon, Inc., Class A*^	16,600	246,510
USANA Health Sciences, Inc.*	7,168	225,147

		2,933,355

Tobacco (0.3%)
Alliance One International, Inc.*^	75,924	386,453
Star Scientific, Inc.*^	67,907	173,163
Universal Corp.	22,253	1,172,511
Vector Group Ltd.	42,936	662,502

		2,394,629

Total Consumer Staples		26,105,323

Energy (4.9%)
Energy Equipment & Services (1.6%)
Allis-Chalmers Energy, Inc.*	50,155	177,549
Bolt Technology Corp.*^	827	9,353
Bristow Group, Inc.*^	27,080	1,021,728
Cal Dive International, Inc.*	39,098	286,588
CARBO Ceramics, Inc.^	18,461	1,150,859
Complete Production Services, Inc.*	54,440	628,782
Dawson Geophysical Co.*^	8,463	247,458
Dril-Quip, Inc.*	24,705	1,503,052
ENGlobal Corp.*	35,011	96,981
Forbes Energy Services Ltd.*	8,600	$4,742
Global Industries Ltd.*	92,802	595,789
Gulf Island Fabrication, Inc.	10,396	226,113
Gulfmark Offshore, Inc., Class A*^	19,255	511,220
Hercules Offshore, Inc.*^	97,424	419,897
Hornbeck Offshore Services, Inc.*	21,834	405,457
ION Geophysical Corp.*^	82,900	407,868
Key Energy Services, Inc.*^	115,072	1,098,938
Lufkin Industries, Inc.	12,394	980,985
Matrix Service Co.*	22,222	239,109
Natural Gas Services Group, Inc.*^	10,277	163,096
Newpark Resources, Inc.*	70,202	368,561
OYO Geospace Corp.*	6,082	290,780
Parker Drilling Co.*	102,029	503,003
PHI, Inc.*	11,248	238,233
Pioneer Drilling Co.*	47,367	333,464
RPC, Inc.	26,148	291,027
Superior Well Services, Inc.*^	11,848	158,526
T-3 Energy Services, Inc.*^	11,250	276,300
TETRA Technologies, Inc.*	70,061	856,145
Union Drilling, Inc.*	27,798	171,236
Willbros Group, Inc.*	31,198	374,688

		14,037,527

Oil, Gas & Consumable Fuels (3.3%)
Alon USA Energy, Inc.	22,437	162,668
Apco Oil and Gas International, Inc.	7,755	209,850
Approach Resources, Inc.*	6,377	57,903
Arena Resources, Inc.*	35,270	1,178,018
Atlas Energy, Inc.*	57,376	1,785,541
ATP Oil & Gas Corp.*	33,749	634,819
Berry Petroleum Co., Class A	40,021	1,126,991
Bill Barrett Corp.*	33,102	1,016,562
BPZ Resources, Inc.*	73,455	539,894
Brigham Exploration Co.*	82,896	1,322,191
Carrizo Oil & Gas, Inc.*^	26,003	596,769
Clean Energy Fuels Corp.*	29,059	661,964
Cloud Peak Energy, Inc.*	25,577	425,601
Contango Oil & Gas Co.*^	10,649	544,696
Crosstex Energy, Inc.*	22,111	192,145
CVR Energy, Inc.*	19,568	171,220
Delta Petroleum Corp.*^	162,877	229,657
DHT Holdings, Inc.^	42,163	165,279
General Maritime Corp.^	37,717	271,185
GMX Resources, Inc.*^	26,525	218,036
Golar LNG Ltd.*	29,787	348,508
Goodrich Petroleum Corp.*	22,492	351,775
Gran Tierra Energy, Inc.*	199,797	1,178,802
Green Plains Renewable Energy, Inc.*	17,600	251,152
Gulfport Energy Corp.*	22,294	250,585
Harvest Natural Resources, Inc.*	31,469	236,962
International Coal Group, Inc.*	77,155	352,598
Isramco, Inc.*^	200	13,110
James River Coal Co.*	22,038	350,404
Jura Energy Corp.*	6,900	238
Knightsbridge Tankers Ltd.	16,250	275,275
McMoRan Exploration Co.*	70,819	1,036,082
Nordic American Tanker Shipping Ltd.	37,501	1,135,155
Northern Oil and Gas, Inc.*	25,761	408,312
Oilsands Quest, Inc.*	286,702	211,930
Panhandle Oil and Gas, Inc., Class A	8,020	189,513
Patriot Coal Corp.*	59,473	1,216,818
Penn Virginia Corp.	39,395	965,178
Petroleum Development Corp.*	21,161	490,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
PetroQuest Energy, Inc.*^	47,459	$238,719
PrimeEnergy Corp.*	4,279	115,233
Rex Energy Corp.*^	30,890	351,837
Rosetta Resources, Inc.*	46,424	1,093,285
Ship Finance International Ltd.	36,005	639,449
Stone Energy Corp.*	32,982	585,431
Swift Energy Co.*	34,769	1,068,799
Teekay Tankers Ltd., Class A^	7,657	96,248
USEC, Inc.*	96,814	558,617
VAALCO Energy, Inc.*	43,353	214,164
Venoco, Inc.*	18,600	238,638
W&T Offshore, Inc.^	31,644	265,810
Western Refining, Inc.*^	34,603	190,317
Westmoreland Coal Co.*^	260	3,281
World Fuel Services Corp.^	54,116	1,441,650

		27,875,164

Total Energy		41,912,691

Financials (20.8%)
Capital Markets (2.5%)
Allied Capital Corp.*	166,332	826,670
American Capital Ltd.*	261,164	1,326,713
Apollo Investment Corp.	151,403	1,927,360
Ares Capital Corp.	108,180	1,605,391
Artio Global Investors, Inc.	23,269	575,675
BGC Partners, Inc., Class A	39,339	240,361
BlackRock Kelso Capital Corp.	18,769	186,939
Broadpoint Gleacher Securities, Inc.*	40,452	161,808
Calamos Asset Management, Inc., Class A	15,571	223,288
Capital Southwest Corp.	2,190	199,027
Cohen & Steers, Inc.	14,609	364,641
Diamond Hill Investment Group, Inc.^	1,713	117,512
Duff & Phelps Corp., Class A	12,595	210,840
E*TRADE Financial Corp.*	1,317,587	2,174,019
Evercore Partners, Inc., Class A^	12,311	369,330
Fifth Street Finance Corp.^	29,609	343,760
GAMCO Investors, Inc., Class A^	6,558	298,389
GFI Group, Inc.	57,997	335,223
Gladstone Capital Corp.	18,501	218,312
Gladstone Investment Corp.	1,004	6,004
Hercules Technology Growth Capital, Inc.	43,007	455,444
International Assets Holding Corp.*	10,976	164,311
KBW, Inc.*	32,433	872,448
Knight Capital Group, Inc., Class A*	87,405	1,332,926
Kohlberg Capital Corp.^	675	3,821
LaBranche & Co., Inc.*	42,908	225,696
MCG Capital Corp.*	86,536	450,853
MF Global Holdings Ltd.*^	90,082	726,962
NGP Capital Resources Co.^	9,741	82,993
optionsXpress Holdings, Inc.*^	37,127	604,799
PennantPark Investment Corp.	21,558	223,341
Penson Worldwide, Inc.*	15,149	152,550
Piper Jaffray Cos., Inc.*	18,581	748,814
Prospect Capital Corp.^	44,345	538,792
Riskmetrics Group, Inc.*^	19,653	444,354
Safeguard Scientifics, Inc.*^	15,827	205,751
Stifel Financial Corp.*^	27,661	1,486,779
SWS Group, Inc.^	20,283	233,863
Thomas Weisel Partners Group, Inc.*	1,897	7,436
TradeStation Group, Inc.*	27,700	194,177
U.S. Global Investors, Inc., Class A	10,926	108,058
Virtus Investment Partners, Inc.*	3,578	$74,566
Westwood Holdings Group, Inc.	4,297	158,130

		21,208,126

Commercial Banks (6.1%)
1st Source Corp.^	10,620	186,381
Ames National Corp.^	7,850	157,393
Arrow Financial Corp.	7,495	201,541
BancFirst Corp.	6,297	263,907
Banco Latinoamericano de Comercio Exterior S.A.	24,681	354,419
Bank of Kentucky Financial Corp.	8,212	163,747
Bank of the Ozarks, Inc.^	11,169	393,037
Banner Corp.^	10,332	39,675
Boston Private Financial Holdings, Inc.^	61,370	452,297
Bridge Bancorp, Inc.	7,581	177,395
Bryn Mawr Bank Corp.	7,680	139,392
Camden National Corp.	6,493	208,490
Cardinal Financial Corp.	22,843	243,963
Cathay General Bancorp	64,847	755,468
Centerstate Banks, Inc.	9,493	116,289
Central Pacific Financial Corp.*^	41,568	69,834
Chemical Financial Corp.	22,141	522,970
Citizens & Northern Corp.	9,802	123,015
Citizens Holding Co.	6,882	169,848
Citizens Republic Bancorp, Inc.*	335,212	395,550
City Holding Co.	14,550	498,919
CoBiz Financial, Inc.	17,121	106,664
Columbia Banking System, Inc.	25,455	516,991
Community Bank System, Inc.	25,878	589,501
Community Trust Bancorp, Inc.	13,296	360,189
CVB Financial Corp.^	79,187	786,327
Danvers Bancorp, Inc.^	15,688	216,965
East West Bancorp, Inc.	91,989	1,602,448
Enterprise Financial Services Corp.	11,395	126,029
F.N.B. Corp./Pennsylvania	106,351	862,507
Farmers Capital Bank Corp.	7,127	61,078
Financial Institutions, Inc.	13,885	202,999
First Bancorp, Inc./Maine^	1,519	24,213
First Bancorp/North Carolina^	12,510	169,135
First BanCorp/Puerto Rico^	57,149	137,729
First Busey Corp.	9,106	40,249
First Commonwealth Financial Corp.	76,813	515,415
First Financial Bancorp	47,316	841,752
First Financial Bankshares, Inc.^	19,208	990,172
First Financial Corp./Indiana^	10,238	296,492
First Merchants Corp.^	14,152	98,498
First Midwest Bancorp, Inc./Illinois	61,668	835,601
First South Bancorp, Inc./North Carolina	1,895	23,687
FirstMerit Corp.	76,240	1,644,497
Glacier Bancorp, Inc.	53,214	810,449
Great Southern Bancorp, Inc.^	8,530	191,413
Guaranty Bancorp*	32,177	51,161
Hampton Roads Bankshares, Inc.^	27,021	42,153
Hancock Holding Co.	22,533	942,105
Harleysville National Corp.	36,631	245,428
Home Bancshares, Inc./Arkansas	16,137	426,662
IBERIABANK Corp.	22,185	1,331,322
Independent Bank Corp./Massachusetts	19,586	482,991
International Bancshares Corp.	46,090	1,059,609
Investors Bancorp, Inc.*	38,148	503,554
Lakeland Bancorp, Inc.^	23,228	205,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.^	12,777	$243,402
MainSource Financial Group, Inc.^	34,881	234,749
MB Financial, Inc.^	46,551	1,048,794
Merchants Bancshares, Inc.	1,100	23,881
Metro Bancorp, Inc.*	11,823	162,803
Nara Bancorp, Inc.*	28,055	245,762
National Bankshares, Inc./Virginia	8,044	219,199
National Penn Bancshares, Inc.	107,391	740,998
NBT Bancorp, Inc.	29,778	680,427
Northfield Bancorp, Inc./New Jersey	13,959	202,126
Old National Bancorp/Indiana	75,539	902,691
Old Second Bancorp, Inc.	11,189	73,736
Oriental Financial Group, Inc.	20,000	270,000
Orrstown Financial Services, Inc.	5,265	133,573
Pacific Capital Bancorp N.A.*^	40,372	73,073
Pacific Continental Corp.^	15,630	164,115
PacWest Bancorp	25,416	579,993
Park National Corp.	10,148	632,322
Peoples Bancorp, Inc./Ohio	10,220	168,426
Pinnacle Financial Partners, Inc.*^	30,777	465,040
Premierwest Bancorp*^	13,063	5,878
PrivateBancorp, Inc.	44,370	607,869
Prosperity Bancshares, Inc.	42,884	1,758,244
Renasant Corp.	16,481	266,663
S&T Bancorp, Inc.^	20,325	424,793
Sandy Spring Bancorp, Inc.	14,151	212,265
Santander BanCorp*	24,590	301,719
SCBT Financial Corp.^	10,334	382,771
Shore Bancshares, Inc.	8,434	120,185
Sierra Bancorp	10,066	129,751
Signature Bank/New York*	37,267	1,380,742
Simmons First National Corp., Class A	11,201	308,812
Smithtown Bancorp, Inc.^	14,090	58,192
South Financial Group, Inc.	149,544	103,380
Southwest Bancorp, Inc./Oklahoma^	15,157	125,348
State Bancorp, Inc./New York^	5,196	40,893
StellarOne Corp.	16,896	225,900
Sterling Bancorp/New York^	21,698	218,065
Sterling Bancshares, Inc./Texas	64,367	359,168
Sterling Financial Corp./Washington*^	5,950	3,392
Suffolk Bancorp	7,962	244,513
Sun Bancorp, Inc./New Jersey*	26,699	105,194
Susquehanna Bancshares, Inc.^	107,514	1,054,712
SVB Financial Group*^	34,606	1,614,716
SY Bancorp, Inc.	11,896	270,634
Texas Capital Bancshares, Inc.*	32,423	615,713
Tompkins Financial Corp.^	8,250	300,960
TowneBank/Virginia^	16,182	225,901
Trico Bancshares^	10,216	203,298
Trustmark Corp.^	53,380	1,304,073
UMB Financial Corp.	28,918	1,174,071
Umpqua Holdings Corp.	81,704	1,083,395
Union First Market Bankshares Corp.^	9,802	148,010
United Bankshares, Inc.	34,217	897,170
United Community Banks, Inc./Georgia*	69,740	307,553
Univest Corp. of Pennsylvania	14,726	275,229
Washington Trust Bancorp, Inc.	11,060	206,158
Webster Financial Corp.^	62,765	1,097,760
WesBanco, Inc.^	23,848	387,768
West Bancorp, Inc.^	21,026	138,351
Westamerica Bancorp	26,974	1,555,051
Western Alliance Bancorp*^	38,960	221,682
Wintrust Financial Corp.^	22,412	$833,951
Yadkin Valley Financial Corp.	6,967	29,958

		51,570,044

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	38,977	226,846
Cardtronics, Inc.*	23,000	289,110
Cash America International, Inc.^	26,938	1,063,512
CompuCredit Holdings Corp.^	37,046	191,157
Credit Acceptance Corp.*	5,111	210,778
Dollar Financial Corp.*^	21,405	515,004
EZCORP, Inc., Class A*	41,796	860,998
First Cash Financial Services, Inc.*^	20,968	452,280
Nelnet, Inc., Class A	16,369	303,809
World Acceptance Corp.*	15,781	569,378

		4,682,872

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	23,142	146,026
Compass Diversified Holdings	13,698	209,031
Encore Capital Group, Inc.*	11,444	188,254
Life Partners Holdings, Inc.	1,297	28,754
MarketAxess Holdings, Inc.	29,512	464,224
Medallion Financial Corp.	12,930	102,923
NewStar Financial, Inc.*^	15,228	97,155
PHH Corp.*	48,915	1,152,927
PICO Holdings, Inc.*	17,775	661,052
Portfolio Recovery Associates, Inc.*	13,516	741,623
Primus Guaranty Ltd.*	26,155	109,851
Resource America, Inc., Class A	3,189	15,307

		3,917,127

Insurance (3.0%)
American Equity Investment Life Holding Co.	49,493	527,100
American Safety Insurance Holdings Ltd.*	9,506	157,705
Amtrust Financial Services, Inc.	24,746	345,207
Argo Group International Holdings Ltd.	26,939	877,942
Assured Guaranty Ltd.^	103,666	2,277,542
Baldwin & Lyons, Inc., Class B	6,923	166,775
Citizens, Inc./Texas*	25,949	179,308
CNA Surety Corp.*^	14,287	254,166
Conseco, Inc.*^	210,501	1,309,316
Crawford & Co., Class B*^	29,363	119,507
Delphi Financial Group, Inc., Class A	38,659	972,660
Donegal Group, Inc., Class A^	10,144	147,189
eHealth, Inc.*	18,610	293,108
EMC Insurance Group, Inc.	80	1,802
Employers Holdings, Inc.	38,801	576,195
Enstar Group, Ltd.*	5,188	358,802
FBL Financial Group, Inc., Class A	10,900	266,832
First Mercury Financial Corp.^	12,143	158,223
Flagstone Reinsurance Holdings Ltd.	35,395	405,627
FPIC Insurance Group, Inc.*	8,998	243,936
Greenlight Capital Reinsurance Ltd., Class A*	26,793	714,837
Hallmark Financial Services*	700	6,300
Harleysville Group, Inc.	11,188	377,707
Hilltop Holdings, Inc.*	41,884	492,137
Horace Mann Educators Corp.	32,637	491,513
Infinity Property & Casualty Corp.	11,552	524,923
Maiden Holdings Ltd.	43,061	318,221
Max Capital Group Ltd.	41,214	947,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Meadowbrook Insurance Group, Inc.^	47,777	$377,438
Montpelier Reinsurance Holdings Ltd.	66,093	1,111,023
National Financial Partners Corp.*	34,969	493,063
National Western Life Insurance Co., Class A^	1,505	277,447
Navigators Group, Inc.*	12,303	483,877
Phoenix Cos., Inc.*^	106,367	257,408
Platinum Underwriters Holdings Ltd.	43,477	1,612,127
PMA Capital Corp., Class A*^	26,583	163,220
Presidential Life Corp.	14,858	148,134
ProAssurance Corp.*	30,097	1,761,878
RLI Corp.^	16,348	932,163
Safety Insurance Group, Inc.	13,125	494,419
SeaBright Insurance Holdings, Inc.	18,420	202,804
Selective Insurance Group, Inc.	49,732	825,551
State Auto Financial Corp.	11,834	212,420
Stewart Information Services Corp.^	12,627	174,253
Tower Group, Inc.	38,921	862,879
United America Indemnity Ltd., Class A*	29,323	280,621
United Fire & Casualty Co.	20,164	362,750
Zenith National Insurance Corp.	32,591	1,248,887

		25,794,452

Real Estate Investment Trusts (REITs) (6.6%)
Acadia Realty Trust (REIT)	32,673	583,540
Agree Realty Corp. (REIT)	2,912	66,568
Alexander’s, Inc. (REIT)*^	1,775	530,956
American Campus Communities, Inc. (REIT)	49,333	1,364,551
American Capital Agency Corp. (REIT)	13,944	356,966
Anworth Mortgage Asset Corp. (REIT)^	86,911	585,780
Ashford Hospitality Trust, Inc. (REIT)*	43,700	313,329
Associated Estates Realty Corp. (REIT)	14,524	200,286
BioMed Realty Trust, Inc. (REIT)^	92,597	1,531,554
CapLease, Inc. (REIT)^	40,725	226,024
Capstead Mortgage Corp. (REIT)	57,077	682,641
CBL & Associates Properties, Inc. (REIT)	123,438	1,691,101
Cedar Shopping Centers, Inc. (REIT)	33,046	261,394
Cogdell Spencer, Inc. (REIT)^	3,600	26,640
Colonial Properties Trust (REIT)	56,333	725,569
Colony Financial, Inc. (REIT)	12,046	240,920
Cousins Properties, Inc. (REIT)	68,427	568,628
Cypress Sharpridge Investments, Inc. (REIT)	14,025	187,655
DCT Industrial Trust, Inc. (REIT)^	189,900	993,177
Developers Diversified Realty Corp. (REIT)	171,049	2,081,666
DiamondRock Hospitality Co. (REIT)*^	110,098	1,113,091
DuPont Fabros Technology, Inc. (REIT)	20,000	431,800
EastGroup Properties, Inc. (REIT)^	21,827	823,751
Education Realty Trust, Inc. (REIT)	41,294	237,028
Entertainment Properties Trust (REIT)	35,114	1,444,239
Equity Lifestyle Properties, Inc. (REIT)	23,549	1,268,820
Equity One, Inc. (REIT)	29,786	562,658
Extra Space Storage, Inc. (REIT)	74,533	945,079
FelCor Lodging Trust, Inc. (REIT)*	54,972	$313,340
First Industrial Realty Trust, Inc. (REIT)*	44,930	348,657
First Potomac Realty Trust (REIT)	18,444	277,213
Franklin Street Properties Corp. (REIT)	61,399	885,988
Getty Realty Corp. (REIT)	15,620	365,508
Glimcher Realty Trust (REIT)	52,932	268,365
Government Properties Income Trust (REIT)^	10,566	274,822
Gramercy Capital Corp./New York (REIT)*^	23,004	64,181
Hatteras Financial Corp. (REIT)^	33,675	867,805
Healthcare Realty Trust, Inc. (REIT)	55,958	1,303,262
Hersha Hospitality Trust (REIT)	57,277	296,695
Highwoods Properties, Inc. (REIT)^	60,195	1,909,987
Home Properties, Inc. (REIT)^	30,450	1,425,060
Inland Real Estate Corp. (REIT)	69,108	632,338
Invesco Mortgage Capital, Inc. (REIT)	14,090	324,070
Investors Real Estate Trust (REIT)^	53,396	481,632
iStar Financial, Inc. (REIT)*^	84,651	388,548
Kilroy Realty Corp. (REIT)	40,093	1,236,468
Kite Realty Group Trust (REIT)	46,229	218,663
LaSalle Hotel Properties (REIT)^	59,340	1,382,622
Lexington Realty Trust (REIT)	79,136	515,175
LTC Properties, Inc. (REIT)	21,469	580,951
Medical Properties Trust, Inc. (REIT)	73,562	770,930
MFA Financial, Inc. (REIT)	238,166	1,752,902
Mid-America Apartment Communities, Inc. (REIT)	25,493	1,320,283
Mission West Properties, Inc. (REIT)	22,180	152,598
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	152,734
National Health Investors, Inc. (REIT)^	21,328	826,673
National Retail Properties, Inc. (REIT)^	73,387	1,675,425
NorthStar Realty Finance Corp. (REIT)	50,399	212,180
Omega Healthcare Investors, Inc. (REIT)	76,108	1,483,345
Parkway Properties, Inc./Maryland (REIT)	18,372	345,026
Pebblebrook Hotel Trust (REIT)*	15,543	326,869
Pennsylvania Real Estate Investment Trust (REIT)	43,152	538,105
Pennymac Mortgage Investment Trust (REIT)*	13,600	225,896
Post Properties, Inc. (REIT)	42,099	927,020
Potlatch Corp. (REIT)	34,544	1,210,422
PS Business Parks, Inc. (REIT)	16,580	885,372
RAIT Financial Trust (REIT)*^	71,852	142,267
Ramco-Gershenson Properties Trust (REIT)^	22,079	248,610
Redwood Trust, Inc. (REIT)	72,091	1,111,643
Resource Capital Corp. (REIT)	7,794	52,687
Saul Centers, Inc. (REIT)	5,456	225,878
Sovran Self Storage, Inc. (REIT)^	23,362	814,399
Strategic Hotels & Resorts, Inc. (REIT)*^	62,110	263,968
Sun Communities, Inc. (REIT)	21,828	550,066
Sunstone Hotel Investors, Inc. (REIT)*^	77,171	862,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tanger Factory Outlet Centers (REIT)^	37,421	$1,615,090
Universal Health Realty Income Trust (REIT)	11,050	390,507
Urstadt Biddle Properties, Inc. (REIT), Class A^	14,489	229,071
U-Store-It Trust (REIT)	70,668	508,810
Walter Investment Management Corp. (REIT)	19,568	313,088
Washington Real Estate Investment Trust (REIT)	51,617	1,576,899

		56,117,524

Real Estate Management & Development (0.1%)
American Realty Investors, Inc.*	2,150	23,113
Consolidated-Tomoka Land Co.^	4,600	144,946
Forestar Group, Inc.*	31,321	591,340
Tejon Ranch Co.*^	7,802	238,117

		997,516

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.^	15,485	122,332
Astoria Financial Corp.	79,553	1,153,518
Bank Mutual Corp.^	42,263	274,709
BankFinancial Corp.	22,221	203,767
Beneficial Mutual Bancorp, Inc.*^	22,754	215,708
Berkshire Hills Bancorp, Inc.	9,094	166,693
Brookline Bancorp, Inc.	54,077	575,379
Brooklyn Federal Bancorp, Inc.	10,661	89,552
Clifton Savings Bancorp, Inc.	18,221	168,909
Dime Community Bancshares, Inc.^	18,101	228,616
Doral Financial Corp.*^	53,363	229,995
ESB Financial Corp.	14,058	181,208
ESSA Bancorp, Inc.	9,839	123,381
First Financial Holdings, Inc.	7,691	115,826
First Financial Northwest, Inc.	14,936	102,013
Flagstar Bancorp, Inc.*	422,700	253,620
Flushing Financial Corp.	19,142	242,338
Home Federal Bancorp, Inc./Idaho	12,482	181,114
Kearny Financial Corp.	18,996	198,128
Meridian Interstate Bancorp, Inc.*^	13,991	145,506
MGIC Investment Corp.*^	116,461	1,277,577
NewAlliance Bancshares, Inc.^	100,926	1,273,686
Northwest Bancshares, Inc.	26,010	305,357
Ocwen Financial Corp.*	51,485	570,969
Oritani Financial Corp.	15,600	250,692
PMI Group, Inc.*^	79,085	428,641
Provident Financial Services, Inc.	55,316	658,260
Provident New York Bancorp	34,745	329,383
Radian Group, Inc.^	76,447	1,195,631
Rockville Financial, Inc.^	1,000	12,190
Territorial Bancorp, Inc.	10,395	197,817
TrustCo Bank Corp. NY/New York^	70,354	434,084
United Financial Bancorp, Inc.	13,745	192,155
Waterstone Financial, Inc.*	20,918	75,723
Westfield Financial, Inc.	29,414	270,315

		12,444,792

Total Financials		176,732,453

Health Care (14.2%)
Biotechnology (3.9%)
Acorda Therapeutics, Inc.*	32,435	1,109,277
Affymax, Inc.*^	12,393	290,368
Alkermes, Inc.*	83,825	1,087,210
Allos Therapeutics, Inc.*	47,269	351,209
Alnylam Pharmaceuticals, Inc.*	33,101	563,379
AMAG Pharmaceuticals, Inc.*^	15,823	$552,381
Amicus Therapeutics, Inc.*	13,473	42,979
Arena Pharmaceuticals, Inc.*^	84,134	260,815
ARIAD Pharmaceuticals, Inc.*	112,157	381,334
ArQule, Inc.*	46,615	268,502
Array BioPharma, Inc.*^	68,919	188,838
BioCryst Pharmaceuticals, Inc.*^	21,203	139,304
Celera Corp.*	71,271	506,024
Cell Therapeutics, Inc.*^	438,221	236,946
Celldex Therapeutics, Inc.*	16,278	99,947
Cepheid, Inc.*^	53,849	941,281
Cubist Pharmaceuticals, Inc.*	49,318	1,111,628
Cytokinetics, Inc.*	46,685	149,392
Cytori Therapeutics, Inc.*	3,720	16,963
Dyax Corp.*	64,968	221,541
Enzon Pharmaceuticals, Inc.*	41,114	418,541
Exelixis, Inc.*	92,186	559,569
Facet Biotech Corp.*	19,883	536,642
Genomic Health, Inc.*	13,012	228,881
Geron Corp.*	80,111	455,030
Halozyme Therapeutics, Inc.*	55,035	439,730
Hemispherx Biopharma, Inc.*	102,985	76,209
Human Genome Sciences, Inc.#*	154,136	4,654,907
Idera Pharmaceuticals, Inc.*	27,381	170,036
Immunogen, Inc.*^	47,068	380,780
Incyte Corp.*^	78,747	1,099,308
InterMune, Inc.*	36,934	1,646,148
Isis Pharmaceuticals, Inc.*^	84,998	928,178
Lexicon Pharmaceuticals, Inc.*	121,679	180,085
Ligand Pharmaceuticals, Inc., Class B*	82,360	144,130
MannKind Corp.*^	48,416	317,609
Martek Biosciences Corp.*^	30,182	679,397
Maxygen, Inc.*	35,908	235,916
Medivation, Inc.*	26,386	276,789
Metabolix, Inc.*	21,834	265,938
Micromet, Inc.*^	45,879	370,702
Momenta Pharmaceuticals, Inc.*^	31,728	474,968
Myriad Pharmaceuticals, Inc.*	22,562	101,980
Nabi Biopharmaceuticals*	39,237	214,626
Nanosphere, Inc.*	827	3,961
Neurocrine Biosciences, Inc.*^	32,000	81,600
Novavax, Inc.*^	71,059	164,146
NPS Pharmaceuticals, Inc.*^	39,622	199,695
Onyx Pharmaceuticals, Inc.*	57,384	1,737,588
Orexigen Therapeutics, Inc.*	28,003	164,938
Osiris Therapeutics, Inc.*	12,884	95,342
PDL BioPharma, Inc.^	104,627	649,734
Pharmasset, Inc.*^	19,699	527,933
Poniard Pharmaceuticals, Inc.*^	3,400	3,910
Progenics Pharmaceuticals, Inc.*^	44,898	239,306
Protalix BioTherapeutics, Inc.*^	33,900	222,384
Regeneron Pharmaceuticals, Inc.*	56,012	1,483,758
Rigel Pharmaceuticals, Inc.*	45,840	365,345
Sangamo BioSciences, Inc.*^	37,600	203,792
Savient Pharmaceuticals, Inc.*	57,929	837,074
Seattle Genetics, Inc.*	72,755	868,695
SIGA Technologies, Inc.*	27,652	183,333
Spectrum Pharmaceuticals, Inc.*	34,365	158,423
StemCells, Inc.*^	128,784	149,389
Synta Pharmaceuticals Corp.*	24,207	104,332
Theravance, Inc.*	46,727	622,404
Vanda Pharmaceuticals, Inc.*	24,822	286,446
Vical, Inc.*	5,400	18,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ZymoGenetics, Inc.*	43,363	$248,470

		32,995,559

Health Care Equipment & Supplies (3.6%)
Abaxis, Inc.*	16,862	458,478
ABIOMED, Inc.*^	28,350	292,856
Align Technology, Inc.*	57,276	1,107,718
Alphatec Holdings, Inc.*	709	4,516
American Medical Systems Holdings, Inc.*	65,723	1,221,133
Analogic Corp.	12,116	517,717
AngioDynamics, Inc.*	20,940	327,083
ATS Medical, Inc.*^	67,635	175,851
Bovie Medical Corp.*	22,969	143,556
Conceptus, Inc.*^	28,842	575,686
CONMED Corp.*	25,287	602,083
CryoLife, Inc.*	37,668	243,712
Cyberonics, Inc.*	25,834	494,979
Cynosure, Inc., Class A*^	12,753	143,344
DexCom, Inc.*	37,808	367,872
Electro-Optical Sciences, Inc.*	3,050	22,631
ev3, Inc.*	67,871	1,076,434
Greatbatch, Inc.*^	21,718	460,204
Haemonetics Corp.*	23,954	1,368,971
Hansen Medical, Inc.*^	4,950	11,336
HeartWare International, Inc.*	5,900	262,373
ICU Medical, Inc.*	9,545	328,825
Immucor, Inc.*	63,311	1,417,533
Insulet Corp.*	21,378	322,594
Integra LifeSciences Holdings Corp.*	15,144	663,762
Invacare Corp.	28,116	746,199
IRIS International, Inc.*	17,037	173,948
Kensey Nash Corp.*^	8,104	191,173
Masimo Corp.	43,438	1,153,279
Medical Action Industries, Inc.*	19,104	234,406
Meridian Bioscience, Inc.	36,277	738,963
Merit Medical Systems, Inc.*	22,486	342,912
Micrus Endovascular Corp.*	14,122	278,486
Natus Medical, Inc.*^	27,018	429,856
Neogen Corp.*	15,978	401,048
NuVasive, Inc.*^	33,609	1,519,127
OraSure Technologies, Inc.*	40,086	237,710
Orthofix International N.V.*	15,053	547,628
Orthovita, Inc.*^	58,808	250,522
Palomar Medical Technologies, Inc.*	15,971	173,445
Quidel Corp.*^	24,514	356,434
Rochester Medical Corp.*	15,389	197,287
RTI Biologics, Inc.*	46,849	202,856
Sirona Dental Systems, Inc.*	16,067	611,028
SonoSite, Inc.*	14,365	461,260
Stereotaxis, Inc.*	53,634	268,706
STERIS Corp.^	55,270	1,860,388
SurModics, Inc.*	14,421	301,976
Symmetry Medical, Inc.*	33,416	335,497
Synovis Life Technologies, Inc.*	10,689	166,000
Thoratec Corp.*^	50,946	1,704,144
TomoTherapy, Inc.*	13,639	46,509
TranS1, Inc.*	1,713	5,567
Vascular Solutions, Inc.*	21,668	194,795
Volcano Corp.*	42,624	1,029,796
West Pharmaceutical Services, Inc.	30,064	1,261,185
Wright Medical Group, Inc.*	31,559	560,803
Young Innovations, Inc.^	9,720	273,715
Zoll Medical Corp.*	16,401	$432,330

		30,300,225

Health Care Providers & Services (3.7%)
Air Methods Corp.*	9,000	306,000
Alliance HealthCare Services, Inc.*^	29,549	166,065
Almost Family, Inc.*	6,700	252,523
Amedisys, Inc.*^	24,634	1,360,289
AMERIGROUP Corp.*	49,770	1,654,355
AMN Healthcare Services, Inc.*^	33,107	291,342
Amsurg Corp.*	25,262	545,407
Assisted Living Concepts, Inc., Class A*^	7,341	241,078
Bio-Reference Labs, Inc.*	10,715	471,139
BioScrip, Inc.*^	39,629	316,239
CardioNet, Inc.*^	22,102	169,080
Catalyst Health Solutions, Inc.*	31,127	1,288,035
Centene Corp.*	39,183	941,959
Chemed Corp.	19,590	1,065,304
Chindex International, Inc.*^	15,396	181,827
Clarient, Inc.*	65,260	170,981
Cross Country Healthcare, Inc.*	28,695	290,106
Emergency Medical Services Corp., Class A*	24,387	1,379,085
Emeritus Corp.*	18,206	370,492
Ensign Group, Inc.	14,524	251,701
Genoptix, Inc.*^	15,675	556,306
Gentiva Health Services, Inc.*	26,641	753,408
Hanger Orthopedic Group, Inc.*	28,309	514,658
HealthSouth Corp.*^	81,806	1,529,772
Healthspring, Inc.*	38,378	675,453
Healthways, Inc.*	32,147	516,602
HMS Holdings Corp.*	23,943	1,220,854
inVentiv Health, Inc.*	30,843	692,734
IPC The Hospitalist Co., Inc.*^	14,984	526,088
Kindred Healthcare, Inc.*	36,329	655,738
Landauer, Inc.	8,626	562,588
LHC Group, Inc.*^	12,043	403,802
Magellan Health Services, Inc.*	29,315	1,274,616
Molina Healthcare, Inc.*^	9,607	241,808
MWI Veterinary Supply, Inc.*	9,592	387,517
Nighthawk Radiology Holdings, Inc.*	14,288	45,436
Odyssey HealthCare, Inc.*	23,889	432,630
Owens & Minor, Inc.#	38,267	1,775,206
PharMerica Corp.*	24,781	451,510
Providence Service Corp.*	5,723	86,932
PSS World Medical, Inc.*^	55,921	1,314,703
Psychiatric Solutions, Inc.*	50,051	1,491,520
RadNet, Inc.*	1,713	5,447
RehabCare Group, Inc.*	20,680	563,944
Res-Care, Inc.*	19,417	232,810
Select Medical Holdings Corp.*^	28,203	238,033
Skilled Healthcare Group, Inc., Class A*^	27,166	167,614
Sun Healthcare Group, Inc.*	37,620	358,895
Sunrise Senior Living, Inc.*	24,077	123,274
Triple-S Management Corp., Class B*^	14,336	254,464
U.S. Physical Therapy, Inc.*	9,807	170,642
Universal American Corp.*	24,150	371,910
Virtual Radiologic Corp.*	1,476	16,236
WellCare Health Plans, Inc.*	39,284	1,170,663

		31,496,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.7%)
athenahealth, Inc.*	31,181	$1,139,977
Computer Programs & Systems, Inc.^	7,602	297,086
Eclipsys Corp.*	51,247	1,018,790
MedAssets, Inc.*	36,682	770,322
Merge Healthcare, Inc.*	52,592	108,866
Omnicell, Inc.*^	28,055	393,612
Phase Forward, Inc.*	39,774	519,846
Quality Systems, Inc.^	21,938	1,347,871
Vital Images, Inc.*	17,065	275,941

		5,872,311

Life Sciences Tools & Services (0.8%)
Accelrys, Inc.*	31,958	196,861
Affymetrix, Inc.*^	79,593	584,212
Bruker Corp.*	36,032	527,869
Dionex Corp.*	16,096	1,203,659
Enzo Biochem, Inc.*	36,735	221,145
eResearchTechnology, Inc.*^	39,075	270,008
Kendle International, Inc.*	11,716	204,796
Luminex Corp.*	37,219	626,396
PAREXEL International Corp.*	54,437	1,268,926
Sequenom, Inc.*^	53,949	340,418
Varian, Inc.*	27,433	1,420,481

		6,864,771

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*	34,052	183,540
Adolor Corp.*	47,376	85,277
Ardea Biosciences, Inc.*	100	1,826
Auxilium Pharmaceuticals, Inc.*^	38,257	1,192,088
AVANIR Pharmaceuticals, Inc., Class A*^	102,985	238,925
Biodel, Inc.*	9,034	38,575
Cadence Pharmaceuticals, Inc.*	25,735	234,961
Cypress Bioscience, Inc.*	31,549	154,590
Depomed, Inc.*^	58,634	208,151
Durect Corp.*	96,364	290,056
Hi-Tech Pharmacal Co., Inc.*^	12,163	269,289
Impax Laboratories, Inc.*	56,466	1,009,612
Inspire Pharmaceuticals, Inc.*^	51,903	323,875
ISTA Pharmaceuticals, Inc.*	43,985	179,019
Javelin Pharmaceuticals, Inc.*	2,893	3,732
Lannett Co., Inc.*	33,557	142,617
Medicines Co.*	41,787	327,610
Medicis Pharmaceutical Corp., Class A	50,975	1,282,531
MiddleBrook Pharmaceuticals, Inc.*	15,140	4,542
Nektar Therapeutics*	80,386	1,222,671
Obagi Medical Products, Inc.*	5,013	61,058
Optimer Pharmaceuticals, Inc.*	22,256	273,304
Par Pharmaceutical Cos., Inc.*	32,135	796,948
Pozen, Inc.*	26,986	258,526
Questcor Pharmaceuticals, Inc.*^	47,900	394,217
Salix Pharmaceuticals Ltd.*	46,463	1,730,747
Sucampo Pharmaceuticals, Inc., Class A*	42,720	152,510
ViroPharma, Inc.*	63,233	861,866
Vivus, Inc.*	73,827	643,771
XenoPort, Inc.*	23,178	214,628

		12,781,062

Total Health Care		120,310,748

Industrials (15.1%)
Aerospace & Defense (1.8%)
AAR Corp.*	33,512	831,768
Aerovironment, Inc.*	10,321	269,481
American Science & Engineering, Inc.	7,277	$545,193
Applied Signal Technology, Inc.	12,400	242,792
Argon ST, Inc.*	11,700	311,337
Ascent Solar Technologies, Inc.*	1,536	5,914
Ceradyne, Inc.*	24,493	555,746
Cubic Corp.	12,186	438,696
Curtiss-Wright Corp.	41,917	1,458,712
DigitalGlobe, Inc.*	13,713	383,278
DynCorp International, Inc., Class A*	22,496	258,479
Esterline Technologies Corp.*	26,887	1,329,024
GenCorp, Inc.*^	54,650	314,784
GeoEye, Inc.*	15,341	452,559
HEICO Corp	20,848	1,074,923
Hexcel Corp.*	89,159	1,287,456
Ladish Co., Inc.*	13,200	266,112
Moog, Inc., Class A*^	37,353	1,323,043
Orbital Sciences Corp.*	52,887	1,005,382
Stanley, Inc.*	8,280	234,241
Taser International, Inc.*^	43,802	256,680
Teledyne Technologies, Inc.*	32,954	1,360,012
Triumph Group, Inc.	14,502	1,016,445

		15,222,057

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	62,760	211,501
Atlas Air Worldwide Holdings, Inc.*	15,727	834,317
Forward Air Corp.	26,940	708,522
Hub Group, Inc., Class A*	34,333	960,637
Pacer International, Inc.*	9,220	55,505

		2,770,482

Airlines (1.0%)
AirTran Holdings, Inc.*^	99,811	507,040
Alaska Air Group, Inc.*	33,407	1,377,371
Allegiant Travel Co.*	12,677	733,491
Hawaiian Holdings, Inc.*^	57,863	426,450
JetBlue Airways Corp.*	235,389	1,313,471
SkyWest, Inc.	54,215	774,190
U.S. Airways Group, Inc.*	148,186	1,089,167
UAL Corp.*	133,043	2,600,991

		8,822,171

Building Products (0.6%)
AAON, Inc.^	10,421	235,723
American Woodmark Corp.	10,138	196,576
Ameron International Corp.	7,995	502,806
Apogee Enterprises, Inc.^	21,337	337,338
Gibraltar Industries, Inc.*^	25,168	317,368
Griffon Corp.*	51,143	637,242
Insteel Industries, Inc.^	15,467	165,342
NCI Building Systems, Inc.*	2,492	27,512
Quanex Building Products Corp.^	33,467	553,210
Simpson Manufacturing Co., Inc.	34,619	961,023
Trex Co., Inc.*	15,112	321,734
Universal Forest Products, Inc.	15,654	602,992

		4,858,866

Commercial Services & Supplies (2.3%)
ABM Industries, Inc.	40,632	861,398
ACCO Brands Corp.*	53,466	409,550
ATC Technology Corp.*	19,804	339,837
Bowne & Co., Inc.	27,173	303,251
Cenveo, Inc.*^	46,631	403,824
Clean Harbors, Inc.*	19,018	1,056,640
Consolidated Graphics, Inc.*	11,364	470,583
Cornell Cos., Inc.*^	9,570	175,227
Courier Corp.	13,342	220,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Deluxe Corp.^	46,861	$910,041
EnergySolutions, Inc.	70,271	451,843
EnerNOC, Inc.*	11,944	354,498
Ennis, Inc.	22,556	366,986
Fuel Tech, Inc.*	18,014	144,472
G&K Services, Inc., Class A	17,482	452,434
GEO Group, Inc.*	47,414	939,745
Healthcare Services Group, Inc.	40,046	896,630
Herman Miller, Inc.	52,691	951,599
HNI Corp.	38,941	1,036,999
Innerworkings, Inc.*	23,805	123,786
Interface, Inc., Class A	40,298	466,651
Kimball International, Inc., Class B	22,522	156,528
Knoll, Inc.^	39,158	440,528
M&F Worldwide Corp.*	9,100	278,460
McGrath RentCorp^	19,645	475,998
Metalico, Inc.*	17,703	106,041
Mine Safety Appliances Co.	28,007	783,076
Mobile Mini, Inc.*^	32,795	507,995
Multi-Color Corp.	12,655	151,607
Rollins, Inc.^	38,618	837,238
Standard Parking Corp.*	2,010	33,004
Steelcase, Inc., Class A^	66,472	430,074
Sykes Enterprises, Inc.*	35,099	801,661
Team, Inc.*^	17,272	286,542
Tetra Tech, Inc.#*	56,337	1,298,005
U.S. Ecology, Inc.^	11,654	187,629
United Stationers, Inc.*	21,736	1,279,164
Viad Corp.^	16,724	343,678

		19,733,498

Construction & Engineering (0.8%)
Argan, Inc.*^	12,930	168,090
Comfort Systems USA, Inc.	32,243	402,715
Dycom Industries, Inc.*	39,416	345,678
EMCOR Group, Inc.*	54,399	1,339,847
Furmanite Corp.*	830	4,308
Granite Construction, Inc.	29,073	878,586
Great Lakes Dredge & Dock Corp.	27,907	146,512
Insituform Technologies, Inc., Class A*^	34,662	922,356
Layne Christensen Co.*	17,093	456,554
MasTec, Inc.*	48,462	611,106
Northwest Pipe Co.*	7,972	174,188
Orion Marine Group, Inc.*	24,577	443,615
Primoris Services Corp.	29,446	227,912
Sterling Construction Co., Inc.*	13,400	210,648
Tutor Perini Corp.*	23,995	521,891

		6,854,006

Electrical Equipment (2.2%)
A. O. Smith Corp.	18,548	975,068
Acuity Brands, Inc.	40,202	1,696,926
Advanced Battery Technologies, Inc.*	46,966	183,167
American Superconductor Corp.*^	39,075	1,129,268
AZZ, Inc.	10,493	355,188
Baldor Electric Co.^	42,894	1,604,236
Belden, Inc.	40,735	1,118,583
Brady Corp., Class A	45,341	1,411,012
Broadwind Energy, Inc.*	29,219	130,609
China BAK Battery, Inc.*^	2,000	4,820
Day4 Energy, Inc.*	7,000	5,376
Encore Wire Corp.^	17,428	362,502
Ener1, Inc.*	42,839	202,629
Energy Conversion Devices, Inc.*^	41,908	328,140
EnerSys*	37,539	$925,712
Franklin Electric Co., Inc.	21,276	638,067
FuelCell Energy, Inc.*	63,560	179,239
GrafTech International Ltd.*	107,992	1,476,251
GT Solar International, Inc.*^	30,520	159,620
Harbin Electric, Inc.*	12,800	276,352
II-VI, Inc.*	21,393	723,939
LSI Industries, Inc.	6,318	43,089
Microvision, Inc.*^	71,396	201,337
Orion Energy Systems, Inc.*	2,126	10,417
Polypore International, Inc.*	19,200	335,232
Powell Industries, Inc.*	5,060	164,602
Preformed Line Products Co.^	4,355	166,143
Regal-Beloit Corp.	32,088	1,906,348
Ultralife Corp.*^	27,572	110,564
Valence Technology, Inc.*^	98,044	83,337
Woodward Governor Co.	54,633	1,747,163

		18,654,936

Industrial Conglomerates (0.3%)
Otter Tail Corp.	32,825	720,837
Raven Industries, Inc.^	14,213	419,141
Seaboard Corp.	267	346,860
Standex International Corp.	9,079	233,966
Tredegar Corp.	28,029	478,735
United Capital Corp.*	1,351	32,046

		2,231,585

Machinery (2.7%)
Actuant Corp., Class A^	63,213	1,235,814
Alamo Group, Inc.^	5,491	109,765
Albany International Corp., Class A	27,591	594,034
Altra Holdings, Inc.*^	22,700	311,671
American Railcar Industries, Inc.	7,969	96,903
Ampco-Pittsburgh Corp.	1,780	44,180
Astec Industries, Inc.*^	15,843	458,813
Badger Meter, Inc.^	13,430	517,189
Barnes Group, Inc.	45,506	885,092
Blount International, Inc.*	51,233	530,774
Briggs & Stratton Corp.	46,044	897,858
Cascade Corp.	7,500	241,575
Chart Industries, Inc.*	26,821	536,420
CIRCOR International, Inc.	15,109	501,770
CLARCOR, Inc.	47,374	1,633,929
Columbus McKinnon Corp.*	17,600	279,312
Energy Recovery, Inc.*^	25,255	159,107
EnPro Industries, Inc.*	17,254	501,746
ESCO Technologies, Inc.^	24,852	790,542
Federal Signal Corp.	44,885	404,414
Flow International Corp.*^	16,296	49,051
Force Protection, Inc.*	59,260	356,745
Gorman-Rupp Co.	10,776	274,141
Graham Corp.	12,999	233,852
Hurco Cos., Inc.*	4,842	81,491
John Bean Technologies Corp.	25,631	449,568
Kaydon Corp.^	30,954	1,163,870
K-Tron International, Inc.*	2,100	314,937
L.B. Foster Co., Class A*	8,400	242,676
Lindsay Corp.^	11,575	479,321
McCoy Corp.	3,100	4,059
Met-Pro Corp.	8,996	88,161
Middleby Corp.*	16,798	967,397
Mueller Industries, Inc.	32,157	861,486
Mueller Water Products, Inc., Class A	141,493	676,337
NACCO Industries, Inc., Class A	4,400	326,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nordson Corp.	27,945	$1,898,024
RBC Bearings, Inc.*	17,000	541,790
Robbins & Myers, Inc.	24,068	573,300
SmartHeat, Inc.*	3,300	35,442
Sun Hydraulics Corp.^	10,500	272,790
Tennant Co.	15,831	433,611
Titan International, Inc.	29,200	254,916
Trimas Corp.*^	25,211	163,619
Twin Disc, Inc.	9,936	121,418
Watts Water Technologies, Inc., Class A	27,659	859,089

		22,454,259

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	43,044	228,564
Genco Shipping & Trading Ltd.*^	22,967	484,833
Horizon Lines, Inc., Class A	32,800	178,432
International Shipholding Corp.	5,969	175,429
Ultrapetrol Bahamas Ltd.*	12,635	69,366

		1,136,624

Professional Services (1.2%)
Acacia Research Corp.- Acacia Technologies*^	29,741	322,095
Administaff, Inc.	17,787	379,575
Advisory Board Co.*	14,242	448,623
COMSYS IT Partners, Inc.*	890	15,557
Corporate Executive Board Co.	31,704	843,009
CoStar Group, Inc.*^	18,236	757,159
CRA International, Inc.*	9,781	224,181
Exponent, Inc.*	12,223	348,600
Heidrick & Struggles International, Inc.	15,604	437,380
Hill International, Inc.*	32,434	189,090
Huron Consulting Group, Inc.*	18,750	380,625
Kelly Services, Inc., Class A*^	19,134	318,772
Kforce, Inc.*	28,891	439,432
Korn/Ferry International*	37,552	662,793
Navigant Consulting, Inc.*	42,332	513,487
Odyssey Marine Exploration, Inc.*	35,188	46,096
Resources Connection, Inc.*	41,095	787,791
School Specialty, Inc.*	14,747	334,904
SFN Group, Inc.*^	53,354	427,366
Towers Watson & Co., Class A#^	40,366	1,917,385
TrueBlue, Inc.*	35,615	552,033
VSE Corp.	3,825	157,437

		10,503,390

Road & Rail (1.0%)
Amerco, Inc.*	8,242	447,458
Arkansas Best Corp.^	23,168	692,260
Avis Budget Group, Inc.*	94,764	1,089,786
Dollar Thrifty Automotive Group, Inc.*^	20,599	661,846
Genesee & Wyoming, Inc., Class A*	31,361	1,070,037
Heartland Express, Inc.^	48,655	802,808
Knight Transportation, Inc.^	54,150	1,142,024
Marten Transport Ltd.*	14,208	280,040
Old Dominion Freight Line, Inc.*	24,262	810,108
Patriot Transportation Holding, Inc.*	300	25,344
RailAmerica, Inc.*	18,605	219,539
Saia, Inc.*^	11,796	163,728
USA Truck, Inc.*	1,800	29,088
Werner Enterprises, Inc.	35,366	819,430
YRC Worldwide, Inc.*	874,725	475,675

		8,729,171

Trading Companies & Distributors (0.8%)
Aircastle Ltd.	33,955	$321,554
Applied Industrial Technologies, Inc.	38,188	948,972
Beacon Roofing Supply, Inc.*	42,176	806,827
DXP Enterprises, Inc.*	14,072	179,699
Houston Wire & Cable Co.^	10,410	120,548
Interline Brands, Inc.*	30,046	575,080
Kaman Corp.	23,992	600,040
Lawson Products, Inc.	5,314	82,208
RSC Holdings, Inc.*	44,821	356,775
Rush Enterprises, Inc., Class A*	32,200	425,362
Textainer Group Holdings Ltd.	11,600	249,980
United Rentals, Inc.*	55,944	524,755
Watsco, Inc.^	23,687	1,347,316

		6,539,116

Transportation Infrastructure (0.0%)
CAI International, Inc.*	3,870	47,679

Total Industrials		128,557,840

Information Technology (17.9%)
Communications Equipment (3.1%)
3Com Corp.#*	329,292	2,532,255
Acme Packet, Inc.*	33,447	644,858
ADC Telecommunications, Inc.*^	89,904	657,198
ADTRAN, Inc.	49,306	1,299,213
Airvana, Inc.*	29,878	228,865
Arris Group, Inc.*	110,703	1,329,543
Aruba Networks, Inc.*^	54,216	740,591
Aviat Networks, Inc.*	42,137	279,368
Bel Fuse, Inc., Class B	1,450	29,218
BigBand Networks, Inc.*	39,895	140,829
Black Box Corp.	15,043	462,723
Blue Coat Systems, Inc.*	36,795	1,142,117
Cogo Group, Inc.*	36,695	256,498
Comtech Telecommunications Corp.*^	25,643	820,320
DG FastChannel, Inc.*	16,560	529,092
EMS Technologies, Inc.*	11,349	188,393
Emulex Corp.*	79,657	1,057,845
Globecomm Systems, Inc.*^	3,550	27,300
Harmonic, Inc.*	86,459	545,556
Hughes Communications, Inc.*	8,443	235,138
Infinera Corp.*	86,261	734,944
InterDigital, Inc.*^	43,125	1,201,463
Ixia*^	26,063	241,604
Loral Space & Communications, Inc.*	10,096	354,572
NETGEAR, Inc.*	31,829	830,737
Oplink Communications, Inc.*	24,426	452,858
Opnext, Inc.*	83,712	197,560
Palm, Inc.#*^	150,768	566,888
Parkervision, Inc.*	2,771	4,711
PC-Tel, Inc.*	6,672	41,233
Plantronics, Inc.	45,859	1,434,470
Polycom, Inc.#*	71,264	2,179,253
Powerwave Technologies, Inc.*	88,598	110,747
Riverbed Technology, Inc.*^	52,106	1,479,810
SeaChange International, Inc.*	28,110	201,830
ShoreTel, Inc.*	39,787	262,992
Sonus Networks, Inc.*	163,241	426,059
Sycamore Networks, Inc.	16,421	330,226
Tekelec*	58,881	1,069,279
ViaSat, Inc.*^	21,640	748,960

		26,017,116

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (0.8%)
3PAR, Inc.*^	18,495	$184,950
Adaptec, Inc.*^	82,342	269,258
Avid Technology, Inc.*	22,731	313,233
Compellent Technologies, Inc.*^	13,900	243,945
Cray, Inc.*^	32,222	191,721
Electronics for Imaging, Inc.*	49,952	580,942
Imation Corp.*	22,476	247,461
Intermec, Inc.*	57,202	811,124
Intevac, Inc.*	18,600	257,052
Isilon Systems, Inc.*	4,950	42,620
Netezza Corp.*^	43,908	561,583
Quantum Corp.*	201,581	530,158
Silicon Graphics International Corp.*	37,094	396,535
STEC, Inc.*^	23,499	281,518
Stratasys, Inc.*	22,466	547,721
Super Micro Computer, Inc.*	19,200	331,776
Synaptics, Inc.*^	30,737	848,649

		6,640,246

Electronic Equipment, Instruments & Components (2.0%)
Anixter International, Inc.*	26,558	1,244,242
Benchmark Electronics, Inc.*	62,748	1,301,394
Brightpoint, Inc.*	43,412	326,892
Checkpoint Systems, Inc.*	36,911	816,471
China Security & Surveillance Technology, Inc.*	29,982	230,562
Cogent, Inc.*	31,949	325,880
Cognex Corp.	36,803	680,487
Coherent, Inc.*	21,452	685,606
Comverge, Inc.*^	20,308	229,683
CPI International, Inc.*	473	6,272
CTS Corp.	28,000	263,760
Daktronics, Inc.^	31,204	237,775
DTS, Inc.*^	15,895	541,066
Electro Rent Corp.	2,169	28,479
Electro Scientific Industries, Inc.*	29,437	377,088
FARO Technologies, Inc.*	16,067	413,725
ICx Technologies, Inc.*	25,569	178,216
Insight Enterprises, Inc.*	46,143	662,613
IPG Photonics Corp.*	28,560	422,688
L-1 Identity Solutions, Inc.*	69,037	616,500
Littelfuse, Inc.*^	19,549	743,058
Measurement Specialties, Inc.*	17,653	259,676
Methode Electronics, Inc.	45,082	446,312
MTS Systems Corp.	15,602	452,926
Newport Corp.*	27,187	339,838
OSI Systems, Inc.*^	15,768	442,292
Park Electrochemical Corp.	15,472	444,665
PC Connection, Inc.*	21,196	131,415
PC Mall, Inc.*	1,358	6,872
Plexus Corp.*	36,075	1,299,782
Power-One, Inc.*	65,400	275,988
RadiSys Corp.*	23,542	210,936
Rofin-Sinar Technologies, Inc.*	24,925	563,804
Rogers Corp.*	13,684	396,973
Scansource, Inc.*	23,039	663,062
SYNNEX Corp.*^	15,862	468,881
TTM Technologies, Inc.*^	42,126	374,079
Universal Display Corp.*	23,260	273,770

		17,383,728

Internet Software & Services (1.8%)
Art Technology Group, Inc.*^	109,506	482,922
comScore, Inc.*	26,663	445,006
Constant Contact, Inc.*^	18,346	$425,994
DealerTrack Holdings, Inc.*	37,064	633,053
Digital River, Inc.*	35,331	1,070,529
DivX, Inc.*	18,089	129,517
EarthLink, Inc.^	103,433	883,318
GSI Commerce, Inc.*	21,312	589,703
InfoSpace, Inc.*	35,041	387,203
Internet Capital Group, Inc.*	30,400	256,880
j2 Global Communications, Inc.*^	41,578	972,925
Keynote Systems, Inc.	12,104	137,865
Knot, Inc.*^	25,652	200,599
Limelight Networks, Inc.*^	58,291	213,345
LivePerson, Inc.*	34,100	261,547
Marchex, Inc., Class B	33,458	170,970
MercadoLibre, Inc.*	22,320	1,076,047
ModusLink Global Solutions, Inc.*	38,214	322,144
Move, Inc.*^	120,105	251,019
NIC, Inc.^	46,855	368,749
OpenTable, Inc.*	7,177	273,659
Openwave Systems, Inc.*^	79,841	183,634
Perficient, Inc.*	23,900	269,353
Rackspace Hosting, Inc.*^	61,790	1,157,327
RealNetworks, Inc.*	70,152	338,834
SAVVIS, Inc.*	35,722	589,413
Stamps.com, Inc.*	14,405	145,491
support.com, Inc.*	69,031	225,731
Switch & Data Facilities Co., Inc.*	26,307	467,212
Terremark Worldwide, Inc.*	60,575	424,631
Travelzoo, Inc.*	2,300	34,523
United Online, Inc.	72,273	540,602
ValueClick, Inc.*	80,524	816,513
Vocus, Inc.*^	14,803	252,391
Web.com Group, Inc.*^	8,030	43,764

		15,042,413

IT Services (2.1%)
Acxiom Corp.*	63,869	1,145,810
CACI International, Inc., Class A*	27,959	1,365,797
CSG Systems International, Inc.*	33,465	701,426
Cybersource Corp.*	64,496	1,137,709
Euronet Worldwide, Inc.*^	44,426	818,771
ExlService Holdings, Inc.*	12,400	206,832
Forrester Research, Inc.*	11,280	339,190
Gartner, Inc.*	53,472	1,189,217
Global Cash Access Holdings, Inc.*	31,800	259,806
Hackett Group, Inc.*^	10,719	29,799
Heartland Payment Systems, Inc.	35,637	662,848
infoGROUP, Inc.*	29,000	226,200
Integral Systems, Inc.*	23,769	228,896
ManTech International Corp., Class A*	18,541	905,357
MAXIMUS, Inc.	16,442	1,001,811
MoneyGram International, Inc.*^	67,800	258,318
NCI, Inc., Class A*^	8,225	248,642
Ness Technologies, Inc.*	36,300	229,053
Online Resources Corp.*	38,873	156,658
RightNow Technologies, Inc.*	24,700	441,142
Sapient Corp.	83,569	763,821
SRA International, Inc., Class A*	39,774	826,901
Syntel, Inc.	12,582	484,030
TeleTech Holdings, Inc.*	34,125	582,855
TNS, Inc.*^	23,218	517,761
Unisys Corp.*	34,464	1,202,449
VeriFone Holdings, Inc.*	63,531	1,283,962

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Wright Express Corp.*	34,002	$1,024,140

		18,239,201

Semiconductors & Semiconductor Equipment (3.6%)
Actel Corp.*	24,547	339,976
Advanced Analogic Technologies, Inc.*^	51,670	180,328
Advanced Energy Industries, Inc.*	26,403	437,234
Amkor Technology, Inc.*^	104,109	736,051
Applied Micro Circuits Corp.*	58,562	505,390
Atheros Communications, Inc.*	56,518	2,187,812
ATMI, Inc.*	29,870	576,790
Brooks Automation, Inc.*	59,550	525,231
Cabot Microelectronics Corp.*	22,120	836,800
Cavium Networks, Inc.*	29,802	740,878
Cirrus Logic, Inc.*	43,767	367,205
Cohu, Inc.	21,557	296,840
Cymer, Inc.*	26,598	992,105
Diodes, Inc.*	29,708	665,459
Entegris, Inc.*	148,646	749,176
Entropic Communications, Inc.*	11,345	57,633
Exar Corp.*	30,032	211,726
FEI Co.*	34,673	794,358
FormFactor, Inc.*	42,795	760,039
Hittite Microwave Corp.*	17,115	752,547
IXYS Corp.*	25,145	214,738
Kopin Corp.*	61,081	226,000
Kulicke & Soffa Industries, Inc.*	56,441	409,197
Lattice Semiconductor Corp.*^	96,400	353,788
Micrel, Inc.^	40,675	433,595
Microsemi Corp.*	74,627	1,294,032
Microtune, Inc.*	67,752	184,963
MKS Instruments, Inc.*	42,872	839,862
Monolithic Power Systems, Inc.*	31,496	702,361
Netlogic Microsystems, Inc.*^	39,410	1,159,836
NVE Corp.*	4,043	183,148
OmniVision Technologies, Inc.*	41,618	714,997
Pericom Semiconductor Corp.*	21,500	230,265
Photronics, Inc.*^	46,702	237,713
Power Integrations, Inc.	24,124	993,909
RF Micro Devices, Inc.*	254,946	1,269,631
Semtech Corp.*	55,396	965,552
Sigma Designs, Inc.*	20,459	239,984
Silicon Image, Inc.*	86,901	262,441
Skyworks Solutions, Inc.*	138,316	2,157,730
Standard Microsystems Corp.*	17,920	417,178
Tessera Technologies, Inc.*	43,710	886,439
Trident Microsystems, Inc.*	41,033	71,397
TriQuint Semiconductor, Inc.*	125,665	879,655
Ultratech, Inc.*	17,324	235,606
Veeco Instruments, Inc.*^	30,694	1,335,189
Volterra Semiconductor Corp.*^	15,083	378,583
Zoran Corp.*	44,522	479,057

		30,470,424

Software (4.5%)
ACI Worldwide, Inc.*	31,072	640,394
Actuate Corp.*	37,203	207,965
Advent Software, Inc.*	13,507	604,438
American Software, Inc., Class A^	6,090	35,383
ArcSight, Inc.*	20,009	563,253
Ariba, Inc.*	77,194	991,943
AsiaInfo Holdings, Inc.*^	30,414	805,363
Blackbaud, Inc.	41,587	1,047,577
Blackboard, Inc.*	27,157	1,131,361
Bottomline Technologies, Inc.*	23,491	$395,353
Callidus Software, Inc.*	1,476	5,358
Chordiant Software, Inc.*	4,547	23,053
CommVault Systems, Inc.*	39,714	847,894
Concur Technologies, Inc.*	34,420	1,411,564
DemandTec, Inc.*^	22,861	158,884
Double-Take Software, Inc.*	18,001	160,389
Ebix, Inc.*^	18,849	301,019
Epicor Software Corp.*	46,139	441,089
EPIQ Systems, Inc.*^	31,930	396,890
Fair Isaac Corp.^	43,927	1,113,110
FalconStor Software, Inc.*^	44,909	156,283
Informatica Corp.*	72,955	1,959,571
Jack Henry & Associates, Inc.	77,944	1,875,333
JDA Software Group, Inc.*	27,755	772,144
Kenexa Corp.*	18,700	257,125
Lawson Software, Inc.*	127,975	845,915
Manhattan Associates, Inc.*^	21,550	549,094
Mentor Graphics Corp.*	87,318	700,290
MicroStrategy, Inc., Class A*	8,709	740,875
Net 1 UEPS Technologies, Inc.*^	28,561	525,237
NetScout Systems, Inc.*	18,154	268,498
Parametric Technology Corp.*	107,045	1,932,162
Pegasystems, Inc.	10,425	385,725
Phoenix Technologies Ltd.*	4,195	13,508
Progress Software Corp.*	37,518	1,179,191
PROS Holdings, Inc.*	27,621	272,895
QAD, Inc.*	159	835
Quest Software, Inc.*	57,711	1,026,679
Radiant Systems, Inc.*	34,637	494,270
Rosetta Stone, Inc.*	8,103	192,689
S1 Corp.*	42,669	251,747
SolarWinds, Inc.*	11,900	257,754
Solera Holdings, Inc.#	57,810	2,234,356
SonicWALL, Inc.*	46,889	407,465
Sourcefire, Inc.*	20,346	466,941
SuccessFactors, Inc.*^	35,546	676,796
Synchronoss Technologies, Inc.*	16,634	322,201
Take-Two Interactive Software, Inc.*	71,456	703,842
Taleo Corp., Class A*	28,441	736,906
TeleCommunication Systems, Inc., Class A*	27,494	201,531
THQ, Inc.*^	71,641	502,203
TIBCO Software, Inc.*	158,050	1,705,359
TiVo, Inc.*	92,067	1,576,187
Tyler Technologies, Inc.*	31,177	584,257
Ultimate Software Group, Inc.*	21,570	710,731
VASCO Data Security International, Inc.*	29,783	245,710
Websense, Inc.*	42,504	967,816

		37,982,401

Total Information Technology		151,775,529

Materials (4.6%)
Chemicals (2.2%)
A. Schulman, Inc.	21,143	517,369
American Vanguard Corp.	17,846	145,445
Arch Chemicals, Inc.	21,246	730,650
Balchem Corp.	24,885	613,415
Calgon Carbon Corp.*^	51,138	875,483
Ferro Corp.*^	72,473	637,038
H.B. Fuller Co.	43,759	1,015,646
Hawkins, Inc.^	9,198	222,592
Innophos Holdings, Inc.	14,913	416,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Innospec, Inc.*	19,498	$221,497
Koppers Holdings, Inc.^	16,713	473,312
Minerals Technologies, Inc.	17,025	882,576
NewMarket Corp.	9,287	956,468
NL Industries, Inc.^	19,126	164,101
Olin Corp.^	69,503	1,363,649
OM Group, Inc.*	28,287	958,363
Omnova Solutions, Inc.*	36,300	284,955
PolyOne Corp.*	73,100	748,544
Rockwood Holdings, Inc.*	45,940	1,222,923
Sensient Technologies Corp.	42,125	1,224,152
ShengdaTech, Inc.*	27,961	209,428
Solutia, Inc.*	108,279	1,744,375
Spartech Corp.*	29,123	340,739
Stepan Co.	6,244	348,977
W.R. Grace & Co.*	59,605	1,654,635
Westlake Chemical Corp.	18,078	466,232
Zep, Inc.	18,982	415,326
Zoltek Cos., Inc.*	23,537	226,897

		19,080,860

Construction Materials (0.1%)
Headwaters, Inc.*	50,400	231,336
Texas Industries, Inc.	20,526	701,373

		932,709

Containers & Packaging (0.5%)
Graphic Packaging Holding Co.*	94,953	342,781
Myers Industries, Inc.	44,961	471,191
Rock-Tenn Co., Class A	36,044	1,642,525
Silgan Holdings, Inc.	23,701	1,427,511

		3,884,008

Metals & Mining (1.0%)
Allied Nevada Gold Corp.*^	41,421	686,346
AMCOL International Corp.^	23,149	629,653
Brush Engineered Materials, Inc.*	19,245	434,360
Century Aluminum Co.*	42,291	581,924
Coeur d’Alene Mines Corp.*^	65,236	977,235
General Moly, Inc.*	38,231	126,927
General Steel Holdings, Inc.*	18,242	74,975
Haynes International, Inc.	16,433	583,865
Hecla Mining Co.*^	199,429	1,090,877
Horsehead Holding Corp.*	32,667	386,777
Kaiser Aluminum Corp.	13,791	531,919
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	836,683
Stillwater Mining Co.*^	48,978	635,734
Sutor Technology Group Ltd.*	1,299	3,767
Worthington Industries, Inc.^	59,280	1,024,951

		8,605,993

Paper & Forest Products (0.8%)
Buckeye Technologies, Inc.*	37,020	484,222
Clearwater Paper Corp.*	10,569	520,523
Deltic Timber Corp.	9,253	407,595
Domtar Corp.*	34,344	2,212,097
Glatfelter	43,415	629,083
KapStone Paper and Packaging Corp.*	27,486	326,259
Louisiana-Pacific Corp.*^	89,948	814,029
Schweitzer-Mauduit International, Inc.	14,782	703,032
Wausau Paper Corp.*^	37,989	324,426

		6,421,266

Total Materials		38,924,836

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.6%)
AboveNet, Inc.*	11,455	$581,112
Alaska Communications Systems Group, Inc.	31,677	257,217
Atlantic Tele-Network, Inc.^	9,090	408,414
Cbeyond, Inc.*^	18,708	255,925
Cincinnati Bell, Inc.*^	208,237	710,088
Cogent Communications Group, Inc.*	39,925	415,619
Consolidated Communications Holdings, Inc.	22,542	427,396
Global Crossing Ltd.*	25,589	387,673
Iowa Telecommunications Services, Inc.	28,612	477,820
Neutral Tandem, Inc.*^	30,573	488,557
PAETEC Holding Corp.*	126,685	592,886
Premiere Global Services, Inc.*	58,452	482,814
SureWest Communications*	2,450	21,046

		5,506,567

Wireless Telecommunication Services (0.3%)
NTELOS Holdings Corp.	27,721	493,157
Shenandoah Telecommunications Co.	21,724	408,411
Syniverse Holdings, Inc.*	63,729	1,240,804

		2,142,372

Total Telecommunication Services		7,648,939

Utilities (3.0%)
Electric Utilities (1.1%)
Allete, Inc.	25,023	837,770
Cleco Corp.	55,981	1,486,296
El Paso Electric Co.*	40,746	839,368
Empire District Electric Co.	30,023	541,014
IDACORP, Inc.	37,108	1,284,679
MGE Energy, Inc.	20,553	726,754
PNM Resources, Inc.	75,781	949,536
Portland General Electric Co.	69,532	1,342,663
UIL Holdings Corp.	23,901	657,277
UniSource Energy Corp.	32,843	1,032,584

		9,697,941

Gas Utilities (1.3%)
Laclede Group, Inc.	23,052	777,314
New Jersey Resources Corp.	39,011	1,465,253
Nicor, Inc.	40,792	1,710,001
Northwest Natural Gas Co.	24,242	1,129,677
Piedmont Natural Gas Co., Inc.#	63,677	1,756,212
South Jersey Industries, Inc.	26,076	1,094,931
Southwest Gas Corp.^	39,036	1,167,957
WGL Holdings, Inc.	44,725	1,549,721

		10,651,066

Multi-Utilities (0.4%)
Avista Corp.	46,099	954,710
Black Hills Corp.	34,719	1,053,722
CH Energy Group, Inc.	14,668	599,041
NorthWestern Corp.	34,978	937,760

		3,545,233

Water Utilities (0.2%)
American States Water Co.	16,779	582,231
California Water Service Group^	16,750	629,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SJW Corp.^	15,852	$402,958

		1,615,156

Total Utilities		25,509,396

Total Common Stocks (99.3%) (Cost $607,799,730)		843,204,527

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $6,445)	785	12,685

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
Goldman Sachs & Co., Repurchase Agreement
0.01%, 4/1/10 (v)	$19,233,279	19,233,279
Monumental Global Funding II
0.43%, 5/26/10 (l)	2,000,000	1,985,800

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,219,079

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 4/1/10	8,317,296	8,317,296

Total Short-Term Investments (3.5%) (Cost/Amortized Cost $29,550,575)		29,536,375

Total Investments (102.8%) (Cost/Amortized Cost $637,356,750)		872,753,587
Other Assets Less Liabilities (-2.8%)		(23,991,752)

Net Assets (100%)		$848,761,835

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,246,331.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2010.

(v)	Represents the Portfolio’s undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Government National Mortgage Association, 3.500%-15.000%, maturing 7/15/10 to 3/20/40, which had a total value of $19,617,945.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	51	June-10	$3,476,665	$3,453,210	$(23,455)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$125,726,772	$—	$—	$125,726,772
Consumer Staples	26,105,323	—	—	26,105,323
Energy	41,912,691	—	—	41,912,691
Financials	176,732,453	—	—	176,732,453
Health Care	120,310,748	—	—	120,310,748
Industrials	128,557,840	—	—	128,557,840
Information Technology	151,775,529	—	—	151,775,529
Materials	38,924,836	—	—	38,924,836
Telecommunication Services	7,648,939	—	—	7,648,939
Utilities	25,509,396	—	—	25,509,396
Investment Companies
Investment Companies	12,685	—	—	12,685
Short-Term Investments	—	29,536,375	—	29,536,375

Total Assets	$843,217,212	$29,536,375	$—	$872,753,587

Liabilities:
Futures	$(23,455)	$—	$—	$(23,455)

Total Liabilities	$(23,455)	$—	$—	$(23,455)

Total	$843,193,757	$29,536,375	$—	$872,730,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09		$1,519
Total gains or losses (realized/unrealized) included in earnings		(1,519)
Purchases, sales, issuances, and settlements (net)		—
Transfers into Level 3		—
Transfers out of Level 3		—

Balance as of 3/31/10		$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$17,149,365
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$27,383,435

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,851,823
Aggregate gross unrealized depreciation	(30,235,286)

Net unrealized appreciation	$226,616,537

Federal income tax cost of investments	$646,137,050

At March 31, 2010, the Portfolio had loaned securities with a total value of $20,448,562. This was secured by collateral of $21,233,279, which was received as cash and subsequently invested in short-term investments currently valued at $21,219,079, as reported in the Portfolio of Investments.

The Portfolio has a net capital loss carryforward of $49,881,127 of which $9,554,499 expires in the year 2015, $16,190,204 expires in the year 2016, and $24,136,424 expires in the year 2017.

Included in the capital loss carryforward amounts are $25,744,703 of losses acquired from EQ/Small Company Index II as a result of a tax free reorganization that occurred during the year 2009. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Hotels, Restaurants & Leisure (3.3%)
Carnival Corp.	38,100	$1,481,328
Marriott International, Inc., Class A	200,309	6,313,740
MGM MIRAGE*	104,300	1,251,600
Starbucks Corp.*	331,300	8,040,651
Starwood Hotels & Resorts Worldwide, Inc.	82,800	3,861,792

		20,949,111

Internet & Catalog Retail (4.8%)
Amazon.com, Inc.*	162,800	22,096,844
Liberty Media Corp. - Interactive, Class A*	329,500	5,044,645
priceline.com, Inc.*	13,300	3,391,500

		30,532,989

Media (1.7%)
McGraw-Hill Cos., Inc.	117,900	4,203,135
Walt Disney Co.	187,100	6,531,661

		10,734,796

Multiline Retail (0.6%)
Kohl’s Corp.*	66,300	3,631,914

Specialty Retail (2.7%)
AutoZone, Inc.*	29,000	5,019,610
CarMax, Inc.*	133,500	3,353,520
Lowe’s Cos., Inc.	255,500	6,193,320
O’Reilly Automotive, Inc.*	53,000	2,210,630

		16,777,080

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.	134,300	5,307,536
NIKE, Inc., Class B	71,100	5,225,850

		10,533,386

Total Consumer Discretionary		93,159,276

Consumer Staples (2.5%)
Beverages (0.9%)
PepsiCo, Inc.	87,800	5,808,848

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	80,700	4,818,597

Household Products (0.8%)
Procter & Gamble Co.	80,100	5,067,927

Total Consumer Staples		15,695,372

Energy (6.0%)
Energy Equipment & Services (2.6%)
Cameron International Corp.*	104,700	4,487,442
FMC Technologies, Inc.*	30,700	1,984,141
Schlumberger Ltd.	152,200	9,658,612

		16,130,195

Oil, Gas & Consumable Fuels (3.4%)
EOG Resources, Inc.	49,300	4,581,942
Murphy Oil Corp.	52,600	2,955,594
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	200,100	7,921,959
Suncor Energy, Inc.	193,500	6,296,490

		21,755,985

Total Energy		37,886,180

Financials (13.3%)
Capital Markets (5.8%)
BlackRock, Inc.	8,500	$1,850,960
Charles Schwab Corp.	248,200	4,638,858
Franklin Resources, Inc.	64,600	7,164,140
Goldman Sachs Group, Inc.	37,500	6,398,625
Invesco Ltd.	280,000	6,134,800
Morgan Stanley	175,700	5,146,253
Northern Trust Corp.	93,500	5,166,810

		36,500,446

Commercial Banks (2.5%)
PNC Financial Services Group, Inc.	60,900	3,635,730
U.S. Bancorp	256,400	6,635,632
Wells Fargo & Co.	165,900	5,162,808

		15,434,170

Consumer Finance (1.0%)
American Express Co.	155,000	6,395,300

Diversified Financial Services (3.5%)
CME Group, Inc.	9,200	2,908,212
IntercontinentalExchange, Inc.*	50,100	5,620,218
JPMorgan Chase & Co.	304,000	13,604,000

		22,132,430

Insurance (0.5%)
Sun Life Financial, Inc.	97,700	3,142,676

Total Financials		83,605,022

Health Care (11.8%)
Biotechnology (2.3%)
Celgene Corp.*	52,900	3,277,684
Gilead Sciences, Inc.*	203,600	9,259,728
Vertex Pharmaceuticals, Inc.*	48,100	1,965,847

		14,503,259

Health Care Equipment & Supplies (1.7%)
Intuitive Surgical, Inc.*	16,400	5,709,332
Stryker Corp.	89,300	5,109,746

		10,819,078

Health Care Providers & Services (6.2%)
Express Scripts, Inc.*	145,300	14,785,728
McKesson Corp.	84,900	5,579,628
Medco Health Solutions, Inc.*	288,900	18,651,384

		39,016,740

Life Sciences Tools & Services (0.4%)
Illumina, Inc.*	61,300	2,384,570

Pharmaceuticals (1.2%)
Allergan, Inc.	122,200	7,982,104

Total Health Care		74,705,751

Industrials (10.3%)
Aerospace & Defense (1.2%)
Precision Castparts Corp.	60,200	7,627,942

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	115,600	4,267,952
FedEx Corp.	52,300	4,884,820

		9,152,772

Commercial Services & Supplies (0.4%)
Republic Services, Inc.	90,500	2,626,310

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	56,100	$3,161,796

Industrial Conglomerates (1.2%)
3M Co.	53,500	4,470,995
McDermott International, Inc.*	119,300	3,211,556

		7,682,551

Machinery (4.6%)
Bucyrus International, Inc.	48,200	3,180,718
Danaher Corp.	241,000	19,258,310
Deere & Co.	43,500	2,586,510
PACCAR, Inc.	95,400	4,134,636

		29,160,174

Road & Rail (0.2%)
Union Pacific Corp.	18,100	1,326,730

Trading Companies & Distributors (0.7%)
Fastenal Co.	93,400	4,482,266

Total Industrials		65,220,541

Information Technology (34.2%)
Communications Equipment (4.0%)
Cisco Systems, Inc.*	320,800	8,350,424
Juniper Networks, Inc.*	224,600	6,890,728
QUALCOMM, Inc.	242,800	10,195,172

		25,436,324

Computers & Peripherals (8.1%)
Apple, Inc.*	179,600	42,193,428
Hewlett-Packard Co.	74,800	3,975,620
International Business Machines Corp.	37,900	4,860,675

		51,029,723

Electronic Equipment, Instruments & Components (1.0%)
Dolby Laboratories, Inc., Class A*	104,300	6,119,281

Internet Software & Services (9.2%)
Akamai Technologies, Inc.*	93,600	2,939,976
Baidu, Inc. (ADR)*	15,000	8,955,000
eBay, Inc.*	223,600	6,026,020
Google, Inc., Class A*	58,700	33,283,487
Tencent Holdings Ltd.	345,000	6,922,884

		58,127,367

IT Services (6.5%)
Accenture plc, Class A	147,300	6,179,235
Automatic Data Processing, Inc.	86,000	3,824,420
Mastercard, Inc., Class A	31,000	7,874,000
Visa, Inc., Class A	228,600	20,809,458
Western Union Co.	136,100	2,308,256

		40,995,369

Semiconductors & Semiconductor Equipment (3.1%)
ASML Holding N.V. (N.Y. Shares)	81,500	2,885,100
Broadcom Corp., Class A	96,300	3,195,234
Intel Corp.	79,600	1,771,896
Marvell Technology Group Ltd.*	319,100	6,503,258
NVIDIA Corp.*	181,600	3,156,208
Samsung Electronics Co., Ltd. (GDR)(b)§	5,800	2,096,602

		19,608,298

Software (2.3%)
Autodesk, Inc.*	96,900	2,850,798
McAfee, Inc.*	109,800	4,406,274
Microsoft Corp.	163,700	4,791,499
Salesforce.com, Inc.*	29,400	$2,188,830

		14,237,401

Total Information Technology		215,553,763

Materials (2.7%)
Chemicals (1.7%)
Monsanto Co.	36,800	2,628,256
Praxair, Inc.	94,200	7,818,600

		10,446,856

Metals & Mining (1.0%)
Agnico-Eagle Mines Ltd.	26,600	1,480,822
BHP Billiton Ltd.	125,166	5,006,685

		6,487,507

Total Materials		16,934,363

Telecommunication Services (4.1%)
Wireless Telecommunication Services (4.1%)
American Tower Corp., Class A*	234,100	9,975,001
Crown Castle International Corp.*	365,400	13,969,242
Leap Wireless International, Inc.*	71,522	1,170,100
MetroPCS Communications, Inc.*	126,400	894,912

Total Telecommunication Services		26,009,255

Total Common Stocks (99.7%) (Cost $522,859,878)		628,769,523

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $3,619,589)	$3,619,589	3,619,589

Total Investments (100.3%) (Cost/Amortized Cost $526,479,467)		632,389,112
Other Assets Less Liabilities (-0.3%)		(1,775,779)

Net Assets (100%)		$630,613,333

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $2,096,602 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$93,159,276	$—	$—	$93,159,276
Consumer Staples	15,695,372	—	—	15,695,372
Energy	37,886,180	—	—	37,886,180
Financials	83,605,022	—	—	83,605,022
Health Care	74,705,751	—	—	74,705,751
Industrials	65,220,541	—	—	65,220,541
Information Technology	206,534,277	9,019,486	—	215,553,763
Materials	11,927,678	5,006,685	—	16,934,363
Telecommunication Services	26,009,255	—	—	26,009,255
Short-Term Investments	—	3,619,589	—	3,619,589

Total Assets	$614,743,352	$17,645,760	$—	$632,389,112

Total Liabilities	$—	$—	$—	$—

Total	$614,743,352	$17,645,760	$—	$632,389,112

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$77,939,441
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$59,135,017

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,601,723
Aggregate gross unrealized depreciation	(6,436,056)

Net unrealized appreciation	$101,165,667

Federal income tax cost of investments	$531,223,445

The Portfolio has a net capital loss carryforward of $200,719,409 of which $36,616,290 expires in the year 2011, $17,890,565 expires in the year 2012, $63,200,966 expires in the year 2016, and $83,011,588 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.5%)
Aisin Seiki Co., Ltd.	3,600	$107,819
Bridgestone Corp.	9,600	163,885
Compagnie Generale des Etablissements Michelin, Class B	30,471	2,245,453
Denso Corp.	8,100	241,293
Goodyear Tire & Rubber Co.*	4,200	53,088
Johnson Controls, Inc.	11,000	362,890
Koito Manufacturing Co., Ltd.	2,000	29,693
NGK Spark Plug Co., Ltd.	2,000	27,169
NHK Spring Co., Ltd.	2,000	18,355
NOK Corp.	1,400	21,070
Nokian Renkaat Oyj	2,183	56,699
Pirelli & C S.p.A.*	59,872	36,794
Stanley Electric Co., Ltd.	2,500	48,481
Sumitomo Rubber Industries Ltd.	2,200	19,390
Toyoda Gosei Co., Ltd.	1,200	33,642
Toyota Boshoku Corp.	1,200	23,053
Toyota Industries Corp.	3,400	97,101

		3,585,875

Automobiles (2.2%)
Bayerische Motoren Werke (BMW) AG	61,254	2,827,804
Bayerische Motoren Werke (BMW) AG (Preference)	614	21,732
Daihatsu Motor Co., Ltd.	3,000	28,655
Daimler AG	15,347	722,489
Fiat S.p.A.*	12,299	160,136
Ford Motor Co.*	55,300	695,121
Fuji Heavy Industries Ltd.*	10,000	51,770
Harley-Davidson, Inc.	4,000	112,280
Honda Motor Co., Ltd.	28,000	988,341
Hyundai Motor Co.	39,481	4,030,276
Isuzu Motors Ltd.	21,000	56,830
Mazda Motor Corp.	26,100	73,423
Mitsubishi Motors Corp.*	61,000	82,864
Nissan Motor Co., Ltd.*	42,300	362,416
Peugeot S.A.*	2,713	79,882
Porsche Automobil Holding SE (Preference)	1,627	99,294
Renault S.A.*	3,263	152,929
Suzuki Motor Corp.	6,200	136,813
Toyota Motor Corp.	126,300	5,059,295
Volkswagen AG	593	57,267
Volkswagen AG (Preference)	1,817	166,636
Yamaha Motor Co., Ltd.*	3,700	55,447

		16,021,700

Distributors (0.0%)
Canon Marketing Japan, Inc.	700	9,532
Genuine Parts Co.	2,500	105,600
Jardine Cycle & Carriage Ltd.	2,000	42,003
Li & Fung Ltd.	40,000	196,799

		353,934

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	2,000	122,580
Benesse Holdings, Inc.	1,500	64,980
DeVry, Inc.	1,100	71,720
H&R Block, Inc.	5,800	103,240

		362,520

Hotels, Restaurants & Leisure (0.8%)
Accor S.A.	35,336	1,954,880
Aristocrat Leisure Ltd.	4,679	$19,451
Autogrill S.p.A.*	893	10,867
Carnival Corp.	7,200	279,936
Carnival plc	2,980	122,324
Compass Group plc	32,763	261,516
Crown Ltd.	8,597	64,532
Darden Restaurants, Inc.	2,300	102,442
Genting Singapore plc*	65,868	41,669
Intercontinental Hotels Group plc	4,335	67,889
International Game Technology	5,100	94,095
Marriott International, Inc., Class A	4,152	130,871
McDonald’s Corp.	17,700	1,180,944
McDonald’s Holdings Co. Japan Ltd.	1,423	28,889
OPAP S.A.	4,170	94,621
Oriental Land Co., Ltd.	1,000	69,740
Sands China Ltd.*	36,000	57,216
Shangri-La Asia Ltd.	24,000	47,108
Sky City Entertainment Group Ltd.	6,322	14,461
Sodexo S.A.	1,814	108,416
Starbucks Corp.*	12,200	296,094
Starwood Hotels & Resorts Worldwide, Inc.	3,100	144,584
TABCORP Holdings Ltd.	11,710	74,145
Tatts Group Ltd.	15,749	35,552
Thomas Cook Group plc	11,879	48,635
TUI AG*	1,678	18,868
TUI Travel plc	7,758	35,495
Whitbread plc	2,529	56,569
Wyndham Worldwide Corp.	3,100	79,763
Wynn Resorts Ltd.	1,200	90,996
Yum! Brands, Inc.	7,700	295,141

		5,927,709

Household Durables (0.4%)
Casio Computer Co., Ltd.	4,800	36,915
D.R. Horton, Inc.	4,700	59,220
Electrolux AB, Class B	4,198	95,930
Fortune Brands, Inc.	2,600	126,126
Harman International Industries, Inc.*	1,100	51,458
Husqvarna AB, Class B*	7,381	53,666
Leggett & Platt, Inc.	2,300	49,772
Lennar Corp., Class A	2,500	43,025
Makita Corp.	2,000	65,890
Newell Rubbermaid, Inc.	4,800	72,960
Panasonic Corp.	33,700	515,467
Pulte Group, Inc.*	5,357	60,266
Rinnai Corp.	800	42,015
Sanyo Electric Co., Ltd.*	32,000	51,342
Sekisui Chemical Co., Ltd.	8,000	54,252
Sekisui House Ltd.	8,000	79,923
Sharp Corp.	16,000	200,064
Sony Corp.	16,700	639,491
Stanley Black & Decker, Inc.	2,702	155,122
Whirlpool Corp.	1,200	104,700

		2,557,604

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	5,620	762,803
DeNA Co., Ltd.	4	29,607
Expedia, Inc.	74,740	1,865,510
Home Retail Group plc	14,678	60,362
priceline.com, Inc.*	700	178,500
Rakuten, Inc.	134	96,892

		2,993,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	4,700	$27,213
Hasbro, Inc.	2,100	80,388
Mattel, Inc.	5,900	134,166
Namco Bandai Holdings, Inc.	4,000	38,978
Nikon Corp.	6,000	130,987
Sankyo Co., Ltd.	1,000	49,471
Sega Sammy Holdings, Inc.	2,800	33,903
Shimano, Inc.	1,200	53,075
Yamaha Corp.	2,400	30,985

		579,166

Media (6.1%)
British Sky Broadcasting Group plc	20,601	188,197
CBS Corp., Class B	11,600	161,704
Comcast Corp., Class A	376,150	6,799,195
Dentsu, Inc.	3,257	85,597
DIRECTV, Class A*	15,600	527,436
Discovery Communications, Inc., Class A*	4,700	158,813
Eutelsat Communications S.A.	2,043	72,627
Fairfax Media Ltd.	31,023	51,243
Fuji Media Holdings, Inc.	8	11,852
Gannett Co., Inc.	4,100	67,732
Gestevision Telecinco S.A.	995	15,616
Hakuhodo DY Holdings, Inc.	260	13,683
Interpublic Group of Cos., Inc.*	7,500	62,400
J.C. Decaux S.A.*	1,470	41,079
Jupiter Telecommunications Co., Ltd.	32	36,967
Lagardere S.C.A.	2,273	91,978
M6-Metropole Television	719	18,597
McGraw-Hill Cos., Inc.	5,300	188,945
Mediaset S.p.A.	13,389	115,013
Meredith Corp.	400	13,764
New York Times Co., Class A*	1,500	16,695
News Corp., Class A	436,860	6,295,153
Omnicom Group, Inc.	5,100	197,931
PagesJaunes Groupe S.A.	1,296	14,882
Pearson plc	283,267	4,453,325
Publicis Groupe S.A.	2,246	96,103
Reed Elsevier N.V.	169,610	2,061,296
Reed Elsevier plc	20,663	164,776
Sanoma Oyj	909	20,135
Scripps Networks Interactive, Inc., Class A	1,400	62,090
SES S.A. (FDR)	5,277	133,246
Singapore Press Holdings Ltd.	29,000	79,188
Societe Television Francaise 1 S.A.	1,457	27,029
Television Broadcasts Ltd.	3,000	14,528
Time Warner Cable, Inc.	65,754	3,505,346
Time Warner, Inc.	135,400	4,233,958
Toho Co., Ltd.	1,500	24,163
Viacom, Inc., Class B*	93,600	3,217,968
Vivendi S.A.	210,813	5,642,016
Walt Disney Co.	131,500	4,590,665
Washington Post Co., Class B	100	44,418
Wolters Kluwer N.V.	4,944	107,209
WPP plc	21,366	221,448

		43,946,006

Multiline Retail (0.6%)
Big Lots, Inc.*	1,400	50,988
Family Dollar Stores, Inc.	2,300	84,203
Harvey Norman Holdings Ltd.	6,723	22,333
Isetan Mitsukoshi Holdings Ltd.	6,100	65,574
J. Front Retailing Co., Ltd.	7,000	41,181
J.C. Penney Co., Inc.	3,900	$125,463
Kohl’s Corp.*	5,000	273,900
Lifestyle International Holdings Ltd.	6,500	11,737
Macy’s, Inc.	6,900	150,213
Marks & Spencer Group plc	26,919	151,185
Marui Group Co., Ltd.	3,300	23,932
Next plc	3,359	110,305
Nordstrom, Inc.	2,700	110,295
PPR S.A.	1,340	178,399
Sears Holdings Corp.*	800	86,744
Takashimaya Co., Ltd.	4,000	32,859
Target Corp.	50,320	2,646,832

		4,166,143

Specialty Retail (2.2%)
ABC-Mart, Inc.	200	6,396
Abercrombie & Fitch Co., Class A	1,300	59,332
AutoNation, Inc.*	1,800	32,544
AutoZone, Inc.*	400	69,236
Bed Bath & Beyond, Inc.*	4,300	188,168
Best Buy Co., Inc.	5,500	233,970
Chico’s FAS, Inc.	133,750	1,928,675
Esprit Holdings Ltd.	20,716	163,423
Fast Retailing Co., Ltd.	800	139,052
GameStop Corp., Class A*	2,500	54,775
Gap, Inc.	7,600	175,636
Hennes & Mauritz AB, Class B	8,391	545,137
Home Depot, Inc.	91,950	2,974,582
Inditex S.A.	38,147	2,514,592
Kingfisher plc	915,911	2,979,935
Limited Brands, Inc.	4,400	108,328
Lowe’s Cos., Inc.	24,100	584,184
Nitori Co., Ltd.	750	56,958
Office Depot, Inc.*	5,000	39,900
O’Reilly Automotive, Inc.*	2,300	95,933
RadioShack Corp.	2,200	49,786
Ross Stores, Inc.	1,900	101,593
Sherwin-Williams Co.	1,600	108,288
Shimamura Co., Ltd.	300	26,570
Staples, Inc.	11,800	276,002
Tiffany & Co.	2,000	94,980
TJX Cos., Inc.	6,800	289,136
Urban Outfitters, Inc.*	2,100	79,863
USS Co., Ltd.	24,590	1,670,195
Yamada Denki Co., Ltd.	1,600	118,088

		15,765,257

Textiles, Apparel & Luxury Goods (0.4%)
Adidas AG	3,683	196,988
Asics Corp.	2,000	19,553
Billabong International Ltd.	2,587	26,826
Burberry Group plc	6,348	68,828
Christian Dior S.A.	1,182	126,089
Cie Financiere Richemont S.A., Class A	9,147	354,203
Coach, Inc.	5,200	205,504
Hermes International S.A.	934	129,746
Luxottica Group S.p.A.	2,355	62,980
LVMH Moet Hennessy Louis Vuitton S.A.	4,008	468,476
NIKE, Inc., Class B	6,400	470,400
Nisshinbo Holdings, Inc.	1,000	10,354
Polo Ralph Lauren Corp.	900	76,536
Puma AG Rudolf Dassler Sport	76	24,076
Swatch Group AG	564	179,834
Swatch Group AG (Registered)	795	47,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	1,500	$120,225
Yue Yuen Industrial Holdings Ltd.†	11,500	39,991

		2,627,884

Total Consumer Discretionary		98,887,472

Consumer Staples (6.5%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	12,081	608,550
Asahi Breweries Ltd.	7,100	133,130
Brown-Forman Corp., Class B	1,700	101,065
Carlsberg A/S, Class B	1,927	161,731
Coca Cola Hellenic Bottling Co. S.A.	2,902	78,235
Coca-Cola Amatil Ltd.	9,749	100,644
Coca-Cola Co.	37,800	2,079,000
Coca-Cola Enterprises, Inc.	5,400	149,364
Coca-Cola West Co., Ltd.	500	8,177
Constellation Brands, Inc., Class A*	3,400	55,896
Diageo plc	42,375	711,203
Dr. Pepper Snapple Group, Inc.	4,100	144,197
Foster’s Group Ltd.	34,970	169,757
Heineken Holding N.V.	1,734	77,135
Heineken N.V.	4,224	217,081
Ito En Ltd.	400	6,191
Kirin Holdings Co., Ltd.	13,000	191,753
Molson Coors Brewing Co., Class B	2,600	109,356
PepsiCo, Inc.	26,808	1,773,617
Pernod-Ricard S.A.	3,451	293,043
SABMiller plc	15,883	465,659
Sapporo Holdings Ltd.	3,000	15,660

		7,650,444

Food & Staples Retailing (1.9%)
Aeon Co., Ltd.	9,900	112,353
Carrefour S.A.	10,585	510,175
Casino Guichard Perrachon S.A.	1,060	89,695
Colruyt S.A.	265	65,231
Costco Wholesale Corp.	7,100	423,941
CVS Caremark Corp.	88,738	3,244,261
Delhaize Group S.A.	1,776	142,726
FamilyMart Co., Ltd.	1,300	41,368
J Sainsbury plc	20,452	101,674
Jeronimo Martins SGPS S.A.	2,930	29,681
Kesko Oyj, Class B	918	36,131
Koninklijke Ahold N.V.	20,192	269,178
Kroger Co.	10,400	225,264
Lawson, Inc.	1,300	55,482
Metcash Ltd.	10,845	41,201
Metro AG	2,013	119,412
Olam International Ltd.	21,000	38,879
Safeway, Inc.	6,700	166,562
Seven & I Holdings Co., Ltd.	12,600	304,454
SUPERVALU, Inc.	3,600	60,048
Sysco Corp.	9,700	286,150
Tesco plc	503,368	3,326,232
UNY Co., Ltd.	2,000	16,537
Walgreen Co.	16,200	600,858
Wal-Mart Stores, Inc.	35,000	1,946,000
Wesfarmers Ltd.	16,720	487,757
Wesfarmers Ltd. (PPS)	2,426	70,950
Whole Foods Market, Inc.*	2,900	104,835
WM Morrison Supermarkets plc	36,130	160,918
Woolworths Ltd.	21,084	541,736

		13,619,689

Food Products (1.9%)
Ajinomoto Co., Inc.	12,000	118,858
Archer-Daniels-Midland Co.	10,500	303,450
Aryzta AG	1,185	$51,922
Associated British Foods plc	6,098	90,548
Campbell Soup Co.	3,200	113,120
ConAgra Foods, Inc.	7,300	183,011
Danone S.A.	9,177	552,813
Dean Foods Co.*	3,100	48,639
General Mills, Inc.	5,400	382,266
Golden Agri-Resources Ltd.*	123,472	51,191
Goodman Fielder Ltd.	15,534	20,384
H.J. Heinz Co.	5,200	237,172
Hershey Co.	2,600	111,306
Hormel Foods Corp.	1,000	42,010
J.M. Smucker Co.	2,000	120,520
Kellogg Co.	4,200	224,406
Kerry Group plc, Class A	2,613	81,173
Kikkoman Corp.	2,000	23,404
Kraft Foods, Inc., Class A	28,500	861,840
Lindt & Spruengli AG	11	26,029
Lindt & Spruengli AG (Registered)	2	54,154
McCormick & Co., Inc.(Non- Voting)	2,100	80,556
Mead Johnson Nutrition Co., Class A	3,300	171,699
MEIJI Holdings Co. Ltd.	1,400	54,359
Nestle S.A. (Registered)	134,702	6,898,623
Nippon Meat Packers, Inc.	4,000	50,615
Nisshin Seifun Group, Inc.	2,500	32,276
Nissin Food Holdings Co., Ltd.	1,500	50,460
Parmalat S.p.A.	31,567	86,444
Premier Foods plc*§	1,780,555	857,612
Sara Lee Corp.	11,900	165,767
Suedzucker AG	832	18,362
Toyo Suisan Kaisha Ltd.	2,000	51,728
Tyson Foods, Inc., Class A	5,200	99,580
Unilever N.V. (CVA)	27,404	828,911
Unilever plc	21,734	638,189
Wilmar International Ltd.	21,000	100,575
Yakult Honsha Co., Ltd.	1,400	37,767
Yamazaki Baking Co., Ltd.	2,000	24,751

		13,946,490

Household Products (0.8%)
Clorox Co.	2,400	153,936
Colgate-Palmolive Co.	8,100	690,606
Henkel AG & Co. KGaA	2,095	97,070
Henkel AG & Co. KGaA (Preference)	2,984	160,649
Kao Corp.	9,000	228,153
Kimberly-Clark Corp.	6,800	427,584
Procter & Gamble Co.	47,700	3,017,979
Reckitt Benckiser Group plc	10,261	563,206
Unicharm Corp.	800	77,270

		5,416,453

Personal Products (0.1%)
Avon Products, Inc.	7,000	237,090
Beiersdorf AG	1,569	93,848
Estee Lauder Cos., Inc., Class A	1,900	123,253
L’Oreal S.A.	3,917	411,918
Shiseido Co., Ltd.	6,000	130,281

		996,390

Tobacco (0.7%)
Altria Group, Inc.	34,000	697,680
British American Tobacco plc	33,808	1,165,362
Imperial Tobacco Group plc	17,333	528,687
Japan Tobacco, Inc.	75	279,174
Lorillard, Inc.	2,500	188,100
Philip Morris International, Inc.	31,000	1,616,960
Reynolds American, Inc.	2,700	145,746

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	4,321	$103,289

		4,724,998

Total Consumer Staples		46,354,464

Energy (8.8%)
Energy Equipment & Services (1.3%)
AMEC plc	5,123	62,115
Baker Hughes, Inc.	34,350	1,608,954
BJ Services Co.	5,000	107,000
Cameron International Corp.*	4,000	171,440
Cie Generale de Geophysique-Veritas*	2,598	73,706
Diamond Offshore Drilling, Inc.	1,100	97,691
FMC Technologies, Inc.*	2,100	135,723
Fugro N.V. (CVA)	1,309	85,554
Halliburton Co.	86,860	2,617,092
Helmerich & Payne, Inc.	1,800	68,544
Nabors Industries Ltd.*	4,600	90,298
National Oilwell Varco, Inc.	6,900	280,002
Petrofac Ltd.	3,246	59,208
Rowan Cos., Inc.*	2,000	58,220
Saipem S.p.A.	4,821	186,554
SBM Offshore N.V.	91,202	1,824,941
Schlumberger Ltd.	19,700	1,250,162
Seadrill Ltd.	4,862	113,304
Smith International, Inc.	4,100	175,562
Technip S.A.	1,928	156,764
Tenaris S.A.	8,306	179,272
WorleyParsons Ltd.	3,033	70,833

		9,472,939

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	8,100	589,923
Apache Corp.	5,500	558,250
Arrow Energy Ltd.*	7,365	33,995
BG Group plc	150,649	2,607,296
BP plc	876,339	8,290,250
Cabot Oil & Gas Corp.	1,800	66,240
Cairn Energy plc*	22,420	141,873
Caltex Australia Ltd.	1,382	14,343
Chesapeake Energy Corp.	10,500	248,220
Chevron Corp.	56,230	4,263,921
ConocoPhillips	24,400	1,248,548
Consol Energy, Inc.	3,000	127,980
Cosmo Oil Co., Ltd.	8,000	19,339
Denbury Resources, Inc.*	6,600	111,342
Devon Energy Corp.	7,200	463,896
El Paso Corp.	11,300	122,492
Energy Resources of Australia Ltd.	1,492	25,877
ENI S.p.A.	195,347	4,582,995
EOG Resources, Inc.	4,100	381,054
Exxon Mobil Corp.	77,600	5,197,648
Galp Energia SGPS S.A., Class B	2,317	40,245
Gazprom OAO (ADR)	74,400	1,746,168
Hellenic Petroleum S.A.	1,510	17,295
Hess Corp.	4,800	300,240
Idemitsu Kosan Co., Ltd.	300	22,719
INPEX Corp.	12	88,052
Japan Petroleum Exploration Co.	400	20,280
Lundin Petroleum AB*	3,230	27,354
Marathon Oil Corp.	11,600	367,024
Massey Energy Co.	1,400	73,206
Mongolia Energy Co., Ltd.*	56,134	25,955
Murphy Oil Corp.	3,200	179,808
Neste Oil Oyj	2,324	40,523
Nippon Mining Holdings, Inc.†	16,500	77,126
Nippon Oil Corp.†	23,000	$115,873
Noble Energy, Inc.	2,800	204,400
Occidental Petroleum Corp.	13,300	1,124,382
OMV AG	2,749	103,146
Origin Energy Ltd.	15,621	237,238
Paladin Energy Ltd.*	8,614	31,223
Peabody Energy Corp.	4,400	201,080
Pioneer Natural Resources Co.	2,000	112,640
Range Resources Corp.	2,500	117,175
Repsol YPF S.A.	12,023	284,667
Royal Dutch Shell plc, Class A	60,044	1,740,330
Royal Dutch Shell plc, Class B	200,781	5,531,559
Santos Ltd.	14,902	200,473
Showa Shell Sekiyu KK	3,400	22,984
Southwestern Energy Co.*	5,700	232,104
Spectra Energy Corp.	10,500	236,565
Statoil ASA	90,530	2,095,997
Sunoco, Inc.	2,000	59,420
Tesoro Corp.	2,400	33,360
TonenGeneral Sekiyu KK	4,000	33,758
Total S.A.	120,202	6,977,839
Tullow Oil plc	15,101	286,447
Valero Energy Corp.	9,300	183,210
Williams Cos., Inc.	9,600	221,760
Woodside Petroleum Ltd.	8,988	386,824
XTO Energy, Inc.	9,500	448,210

		53,344,141

Total Energy		62,817,080

Financials (15.8%)
Capital Markets (1.4%)
3i Group plc	16,363	72,307
Ameriprise Financial, Inc.	4,300	195,048
Bank of New York Mellon Corp.	19,700	608,336
Charles Schwab Corp.	15,600	291,564
Credit Suisse Group AG (Registered)	19,633	1,012,001
Daiwa Securities Group, Inc.	29,500	155,246
Deutsche Bank AG (Registered)	9,941	765,731
E*TRADE Financial Corp.*	24,100	39,765
Federated Investors, Inc., Class B	1,600	42,208
Franklin Resources, Inc.	2,400	266,160
GAM Holding Ltd.	2,812	34,537
Goldman Sachs Group, Inc.	8,630	1,472,537
ICAP plc	8,026	45,527
Invesco Ltd.	6,900	151,179
Investec plc	6,188	50,614
Jafco Co., Ltd.	200	5,252
Janus Capital Group, Inc.	2,800	40,012
Julius Baer Group Ltd.	3,782	137,198
Legg Mason, Inc.	2,800	80,276
Macquarie Group Ltd.	5,490	238,041
Man Group plc	31,528	115,543
Marfin Investment Group S.A.*	11,826	27,154
Matsui Securities Co., Ltd.	1,400	10,003
Mediobanca S.p.A.*	9,044	97,172
Mizuho Securities Co., Ltd.	10,000	31,661
Morgan Stanley	22,700	664,883
Nomura Holdings, Inc.	61,100	450,293
Northern Trust Corp.	4,000	221,040
Ratos AB, Class B*	1,898	62,955
SBI Holdings, Inc.	322	63,546
Schroders plc	1,544	32,966
State Street Corp.	8,100	365,634
T. Rowe Price Group, Inc.	4,200	230,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UBS AG (Registered)*	135,699	$2,205,881

		10,282,976

Commercial Banks (5.9%)
77 Bank Ltd.	7,000	39,983
Alpha Bank AE*	8,668	82,069
Aozora Bank Ltd.	10,000	14,119
Australia & New Zealand Banking Group Ltd.	42,156	981,038
Banca Carige S.p.A.	12,050	32,917
Banca Monte dei Paschi di Siena S.p.A.	39,976	59,177
Banca Popolare Societa Cooperativa	5,500	34,153
Banco Bilbao Vizcaya Argentaria S.A.	59,903	819,598
Banco Comercial Portugues S.A. (Registered)	45,784	50,955
Banco de Sabadell S.A.	16,084	88,807
Banco de Valencia S.A.	2,907	18,532
Banco Espirito Santo S.A. (Registered)*	10,469	56,560
Banco Popolare S.c.a.r.l.*	12,157	84,562
Banco Popular Espanol S.A.	16,103	118,535
Banco Santander S.A.	137,329	1,825,157
Bank of Cyprus PCL	10,565	66,782
Bank of East Asia Ltd.	28,000	103,139
Bank of Kyoto Ltd.	5,000	46,048
Bank of Yokohama Ltd.	23,000	112,675
Bankinter S.A.	4,868	40,502
Barclays plc	193,247	1,056,588
BB&T Corp.	11,300	366,007
Bendigo and Adelaide Bank Ltd.	5,159	47,342
BNP Paribas S.A.	15,737	1,208,569
BOC Hong Kong Holdings Ltd.	60,000	143,117
Chiba Bank Ltd.	12,000	71,751
Chugoku Bank Ltd.	2,000	26,998
Chuo Mitsui Trust Holdings, Inc.	18,000	67,579
Comerica, Inc.	3,000	114,120
Commerzbank AG*	12,518	107,210
Commonwealth Bank of Australia	26,110	1,348,699
Credit Agricole S.A.	15,244	266,837
Danske Bank A/S*	8,135	200,135
DBS Group Holdings Ltd.	216,988	2,218,041
Deutsche Postbank AG*	1,574	50,501
Dexia S.A.*	9,983	59,543
DnB NOR ASA*	15,277	174,537
EFG Eurobank Ergasias S.A.*	5,179	47,566
Erste Group Bank AG	3,229	135,635
Fifth Third Bancorp	12,900	175,311
First Horizon National Corp.*	3,824	53,725
Fukuoka Financial Group, Inc.	14,000	59,450
Gunma Bank Ltd.	8,000	44,240
Hachijuni Bank Ltd.	9,000	51,214
Hang Seng Bank Ltd.	13,900	193,706
Hiroshima Bank Ltd.	7,000	29,575
Hokuhoku Financial Group, Inc.	18,000	39,469
HSBC Holdings plc	614,151	6,241,815
Huntington Bancshares, Inc./Ohio	10,800	57,996
ICICI Bank Ltd. (ADR)	43,240	1,846,348
Intesa Sanpaolo S.p.A.*	729,974	2,708,882
Iyo Bank Ltd.	3,000	28,527
Joyo Bank Ltd.	11,000	49,064
KB Financial Group, Inc. (ADR)	26,155	1,254,394
KBC Groep N.V.*	2,903	140,585
KeyCorp	14,500	112,375
Lloyds Banking Group plc*	646,719	616,022
M&T Bank Corp.	1,300	103,194
Marshall & Ilsley Corp.	8,400	$67,620
Mitsubishi UFJ Financial Group, Inc.	212,000	1,111,135
Mizuho Financial Group, Inc.	226,945	449,084
Mizuho Trust & Banking Co., Ltd.	26,000	26,142
National Australia Bank Ltd.	35,285	891,078
National Bank of Greece S.A.*	10,640	214,127
Natixis S.A.*	15,457	83,404
Nishi-Nippon City Bank Ltd.	14,000	41,331
Nordea Bank AB	53,938	532,239
Oversea-Chinese Banking Corp., Ltd.	45,000	280,174
Piraeus Bank S.A.*	4,847	42,357
PNC Financial Services Group, Inc.	8,500	507,450
Raiffeisen International Bank Holding AG	850	40,411
Regions Financial Corp.	19,800	155,430
Resona Holdings, Inc.	7,518	95,051
Royal Bank of Scotland Group plc*	292,499	195,302
Sapporo Hokuyo Holdings, Inc.	2,924	13,355
Senshu Ikeda Holdings, Inc.	6,000	10,910
Seven Bank Ltd.	13	26,142
Shinsei Bank Ltd.	21,000	25,382
Shizuoka Bank Ltd.	10,000	87,175
Skandinaviska Enskilda Banken AB, Class A*	26,676	170,424
Societe Generale S.A.	10,554	663,773
Standard Chartered plc	34,276	934,949
Sumitomo Mitsui Financial Group, Inc.	21,689	716,858
Sumitomo Trust & Banking Co., Ltd.	25,000	146,540
SunTrust Banks, Inc.	8,200	219,678
Suruga Bank Ltd.	5,000	44,711
Svenska Handelsbanken AB, Class A	7,865	230,484
Swedbank AB, Class A*	9,188	94,290
U.S. Bancorp	31,400	812,632
UniCredit S.p.A.*	977,644	2,888,495
Unione di Banche Italiane S.c.p.A.	10,531	142,095
United Overseas Bank Ltd.	22,000	302,255
Wells Fargo & Co.	85,000	2,645,200
Westpac Banking Corp.	50,374	1,286,924
Wing Hang Bank Ltd.	2,500	22,861
Yamaguchi Financial Group, Inc.	3,000	32,827
Zions Bancorp	2,200	48,004

		42,490,274

Consumer Finance (0.7%)
Acom Co., Ltd.	750	12,274
Aeon Credit Service Co., Ltd.	400	4,749
American Express Co.	98,970	4,083,502
Capital One Financial Corp.	7,400	306,434
Credit Saison Co., Ltd.	3,200	49,631
Discover Financial Services	9,100	135,590
ORIX Corp.	1,680	148,970
SLM Corp.*	8,000	100,160

		4,841,310

Diversified Financial Services (2.0%)
ASX Ltd.	3,232	100,661
Bank of America Corp.	165,056	2,946,250
Cie Nationale a Portefeuille	527	27,617
Citigroup, Inc.*	322,500	1,306,125
CME Group, Inc.	1,092	345,192
Criteria Caixacorp S.A.	15,090	74,779
Deutsche Boerse AG	3,412	252,910
Eurazeo S.A.	584	40,567
Exor S.p.A.	839	14,573
Groupe Bruxelles Lambert S.A.	1,465	129,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hong Kong Exchanges and Clearing Ltd.	17,300	$288,770
ING Groep N.V. (CVA)*	400,746	4,001,050
IntercontinentalExchange, Inc.*	1,200	134,616
Investor AB, Class B	8,289	158,993
JPMorgan Chase & Co.	91,340	4,087,465
Kinnevik Investment AB, Class B	4,006	73,789
Leucadia National Corp.*	3,100	76,911
London Stock Exchange Group plc	1,891	20,388
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,030	37,458
Moody’s Corp.	3,100	92,225
NASDAQ OMX Group, Inc.*	2,400	50,688
NYSE Euronext	4,400	130,284
Pargesa Holding S.A.	496	42,102
Pohjola Bank plc	2,090	23,486
Singapore Exchange Ltd.	16,000	87,494

		14,543,840

Insurance (4.2%)
ACE Ltd.	38,940	2,036,562
Admiral Group plc	2,663	53,342
Aegon N.V.*	28,356	194,176
Aflac, Inc.	7,700	418,033
Allianz SE (Registered)	7,523	943,240
Allstate Corp.	8,800	284,328
American International Group, Inc.*	2,305	78,693
AMP Ltd.	36,570	210,076
Aon Corp.	4,500	192,195
Assicurazioni Generali S.p.A.	19,443	466,652
Assurant, Inc.	2,000	68,760
Aviva plc	697,248	4,076,758
AXA S.A.	28,392	631,586
Baloise Holding AG (Registered)	751	66,596
Berkshire Hathaway, Inc., Class B*	27,264	2,215,745
Chubb Corp.	5,400	279,990
Cincinnati Financial Corp.	2,800	80,920
CNP Assurances S.A.	749	70,734
Fondiaria-Sai S.p.A.	434	6,530
Fortis*	38,098	135,641
Genworth Financial, Inc., Class A*	7,700	141,218
Hannover Rueckversicherung AG (Registered)*	1,147	56,639
Hartford Financial Services Group, Inc.	6,300	179,046
Insurance Australia Group Ltd.	39,334	140,048
Legal & General Group plc	109,296	146,037
Lincoln National Corp.	4,900	150,430
Loews Corp.	6,100	227,408
Mapfre S.A.	13,973	51,258
Marsh & McLennan Cos., Inc.	8,700	212,454
Mediolanum S.p.A.	2,314	13,541
MetLife, Inc.	13,400	580,756
Mitsui Sumitomo Insurance Group Holdings, Inc.	8,911	247,342
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,851	2,896,871
Nipponkoa Insurance Co., Ltd.†	13,000	81,624
Old Mutual plc*	97,084	180,473
Principal Financial Group, Inc.	5,300	154,813
Progressive Corp.	202,230	3,860,571
Prudential Financial, Inc.	7,600	459,800
Prudential plc	43,904	364,768
QBE Insurance Group Ltd.	17,872	341,617
RenaissanceReinsurance Holdings Ltd.	31,890	1,810,076
Resolution Ltd.*	31,588	$39,282
RSA Insurance Group plc	61,744	119,463
Sampo Oyj, Class A	7,715	204,654
SCOR SE	3,277	82,768
Sompo Japan Insurance, Inc.†	16,000	112,269
Sony Financial Holdings, Inc.	18	59,108
Standard Life plc§	35,867	109,020
Suncorp-Metway Ltd.	23,216	181,937
Swiss Life Holding AG (Registered)*	431	56,614
Swiss Reinsurance Co., Ltd.*	45,492	2,239,221
T&D Holdings, Inc.	5,250	124,273
Tokio Marine Holdings, Inc.	11,800	332,329
Topdanmark A/S*	205	26,704
Torchmark Corp.	1,500	80,265
Travelers Cos., Inc.	8,400	453,096
TrygVesta A/S	520	34,322
Unipol Gruppo Finanziario S.p.A.*	4,165	4,703
Unum Group	5,500	136,235
Vienna Insurance Group	501	26,458
XL Capital Ltd., Class A	5,900	111,510
Zurich Financial Services AG	2,583	662,163

		30,003,741

Real Estate Investment Trusts (REITs) (0.6%)
Apartment Investment & Management Co. (REIT), Class A	2,100	38,661
Ascendas Real Estate Investment Trust (REIT)	19,000	26,077
AvalonBay Communities, Inc. (REIT)	1,300	112,255
Boston Properties, Inc. (REIT)	2,300	173,512
British Land Co. plc (REIT)	14,637	106,860
CapitaMall Trust (REIT)	40,000	50,609
CFS Retail Property Trust (REIT)	28,118	48,380
Corio N.V. (REIT)	963	64,299
Dexus Property Group (REIT)	70,587	52,467
Equity Residential (REIT)	4,500	176,175
Fonciere Des Regions (REIT)	482	53,090
Gecina S.A. (REIT)	392	43,384
Goodman Group (REIT)	99,465	59,785
GPT Group (REIT)	161,389	85,157
Hammerson plc (REIT)	11,857	70,784
HCP, Inc. (REIT)	4,800	158,400
Health Care REIT, Inc. (REIT)	1,900	85,937
Host Hotels & Resorts, Inc. (REIT)	10,311	151,056
ICADE (REIT)	366	40,738
Japan Prime Realty Investment Corp. (REIT)	8	17,807
Japan Real Estate Investment Corp. (REIT)	9	76,725
Japan Retail Fund Investment Corp. (REIT)	20	23,532
Kimco Realty Corp. (REIT)	6,200	96,968
Klepierre S.A. (REIT)	1,764	69,284
Land Securities Group plc (REIT)	12,995	133,701
Liberty International plc (REIT)	7,183	54,883
Link REIT (REIT)	40,500	99,838
Mirvac Group (REIT)	40,514	54,837
Nippon Building Fund, Inc. (REIT)	10	86,105
Nomura Real Estate Office Fund, Inc. (REIT)	3	16,847
Plum Creek Timber Co., Inc. (REIT)	2,800	108,948
ProLogis (REIT)	7,400	97,680
Public Storage (REIT)	2,200	202,378
Segro plc (REIT)	10,803	52,394
Simon Property Group, Inc. (REIT)	4,703	394,582
Stockland Corp., Ltd. (REIT)	43,027	157,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Unibail-Rodamco S.A. (REIT)	1,479	$299,642
Ventas, Inc. (REIT)	2,700	128,196
Vornado Realty Trust (REIT)	2,546	192,732
Westfield Group (REIT)	35,773	395,895

		4,358,140

Real Estate Management & Development (1.0%)
Aeon Mall Co., Ltd.	1,500	31,624
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	45,000	127,703
CapitaMalls Asia Ltd.*	24,200	39,095
CB Richard Ellis Group, Inc., Class A*	4,100	64,985
Cheung Kong Holdings Ltd.	166,000	2,138,004
Chinese Estates Holdings Ltd.	10,500	17,554
City Developments Ltd.	10,000	75,771
Daito Trust Construction Co., Ltd.	1,500	72,361
Daiwa House Industry Co., Ltd.	10,000	112,846
Hang Lung Group Ltd.	13,000	68,983
Hang Lung Properties Ltd.	38,000	153,189
Henderson Land Development Co., Ltd.	20,000	140,902
Hopewell Holdings Ltd.	8,000	23,698
Hysan Development Co., Ltd.	8,000	23,132
Immoeast AG*	8,379	45,947
Kerry Properties Ltd.	13,000	69,736
Lend Lease Group	6,882	54,690
Mitsubishi Estate Co., Ltd.	20,000	327,308
Mitsui Fudosan Co., Ltd.	14,000	237,651
New World Development Ltd.	48,000	93,969
Nomura Real Estate Holdings, Inc.	1,600	24,679
NTT Urban Development Corp.	14	11,830
Sino Land Co., Ltd.	34,000	66,649
Sumitomo Realty & Development Co., Ltd.	6,000	114,173
Sun Hung Kai Properties Ltd.	24,000	361,039
Swire Pacific Ltd., Class A	194,000	2,333,722
Tokyo Tatemono Co., Ltd.	4,000	14,376
Tokyu Land Corp.	9,000	34,367
UOL Group Ltd.	6,000	16,727
Wharf Holdings Ltd.	25,000	140,870
Wheelock & Co., Ltd.	14,000	41,292

		7,078,872

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	8,300	117,528
People’s United Financial, Inc.	6,000	93,840

		211,368

Total Financials		113,810,521

Health Care (13.6%)
Biotechnology (1.8%)
Actelion Ltd. (Registered)*	1,815	82,574
Amgen, Inc.*	156,900	9,376,344
Biogen Idec, Inc.*	22,600	1,296,336
Celgene Corp.*	7,500	464,700
Cephalon, Inc.*	1,100	74,558
CSL Ltd.	9,855	329,452
Genzyme Corp.*	4,200	217,686
Gilead Sciences, Inc.*	14,800	673,104
Grifols S.A.	1,547	23,109

		12,537,863

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	9,900	576,180
Becton, Dickinson and Co.	3,900	307,047
BioMerieux	146	16,768
Boston Scientific Corp.*	206,410	$1,490,280
C.R. Bard, Inc.	1,600	138,592
CareFusion Corp.*	2,950	77,969
Cie Generale d’Optique Essilor International S.A.	3,599	229,779
Cochlear Ltd.	833	55,679
Coloplast A/S, Class B	435	47,905
Covidien plc	117,570	5,911,420
DENTSPLY International, Inc.	2,600	90,610
Fresenius SE	523	38,929
Fresenius SE (Preference)	1,437	108,495
Getinge AB, Class B	3,379	81,005
Hospira, Inc.*	2,600	147,290
Intuitive Surgical, Inc.*	627	218,278
Medtronic, Inc.	69,198	3,115,986
Nobel Biocare Holding AG (Registered)	1,813	48,489
Olympus Corp.	4,000	128,356
Smith & Nephew plc	15,968	159,079
Sonova Holding AG	815	101,257
St. Jude Medical, Inc.*	5,500	225,775
Straumann Holding AG (Registered)	95	23,651
Stryker Corp.	4,600	263,212
Synthes, Inc.	1,090	136,043
Sysmex Corp.	700	41,031
Terumo Corp.	2,900	154,476
Varian Medical Systems, Inc.*	2,100	116,193
William Demant Holding A/S*	423	29,930
Zimmer Holdings, Inc.*	3,500	207,200

		14,286,904

Health Care Providers & Services (1.1%)
Aetna, Inc.	7,000	245,770
Alfresa Holdings Corp.	400	17,242
AmerisourceBergen Corp.	4,700	135,924
Cardinal Health, Inc.	5,900	212,577
Celesio AG	1,278	40,858
CIGNA Corp.	4,400	160,952
Coventry Health Care, Inc.*	2,600	64,272
DaVita, Inc.*	1,600	101,440
Express Scripts, Inc.*	4,500	457,920
Fresenius Medical Care AG & Co. KGaA	3,459	195,169
Humana, Inc.*	2,800	130,956
Laboratory Corp. of America Holdings*	1,700	128,707
McKesson Corp.	4,400	289,168
Medco Health Solutions, Inc.*	7,700	497,112
Medipal Holdings Corp.	2,000	23,682
Patterson Cos., Inc.	1,300	40,365
Quest Diagnostics, Inc.	70,680	4,119,937
Sonic Healthcare Ltd.	7,062	93,124
Suzuken Co., Ltd.	1,000	35,244
Tenet Healthcare Corp.*	6,300	36,036
UnitedHealth Group, Inc.	19,100	623,997
WellPoint, Inc.*	7,400	476,412

		8,126,864

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	2,900	151,583
Lonza Group AG (Registered)	28,679	2,339,144
Millipore Corp.*	1,000	105,600
PerkinElmer, Inc.	1,700	40,630
QIAGEN N.V.*	4,116	94,786
Thermo Fisher Scientific, Inc.*	6,700	344,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,600	$108,064

		3,184,455

Pharmaceuticals (8.3%)
Abbott Laboratories, Inc.	53,870	2,837,872
Allergan, Inc.	5,000	326,600
Astellas Pharma, Inc.	7,400	267,932
AstraZeneca plc	24,548	1,094,824
Bayer AG	13,924	941,827
Bristol-Myers Squibb Co.	94,190	2,514,873
Chugai Pharmaceutical Co., Ltd.	4,200	78,977
Daiichi Sankyo Co., Ltd.	11,600	217,260
Dainippon Sumitomo Pharma Co., Ltd.	3,000	27,500
Eisai Co., Ltd.	4,500	160,525
Elan Corp. plc*	8,710	65,644
Eli Lilly and Co.	16,600	601,252
Forest Laboratories, Inc.*	4,900	153,664
GlaxoSmithKline plc	374,604	7,193,881
H. Lundbeck A/S	1,400	26,391
Hisamitsu Pharmaceutical Co., Inc.	1,200	44,604
Ipsen S.A.	237	11,573
Johnson & Johnson	45,200	2,947,040
King Pharmaceuticals, Inc.*	4,300	50,568
Kyowa Hakko Kirin Co., Ltd.	4,000	41,288
Merck & Co., Inc.	166,561	6,221,053
Merck KGaA	23,153	1,876,296
Mitsubishi Tanabe Pharma Corp.	4,000	56,477
Mylan, Inc.*	5,000	113,550
Novartis AG (Registered)	135,297	7,307,629
Novo Nordisk A/S, Class B	7,433	576,780
Ono Pharmaceutical Co., Ltd.	1,500	66,745
Orion Oyj, Class B	1,088	24,071
Pfizer, Inc.	455,364	7,809,493
Roche Holding AG	41,105	6,666,308
Sanofi-Aventis S.A.	112,723	8,402,640
Santen Pharmaceutical Co., Ltd.	1,000	30,014
Shionogi & Co., Ltd.	5,000	95,090
Shire plc	10,059	221,946
Taisho Pharmaceutical Co., Ltd.	2,000	36,368
Takeda Pharmaceutical Co., Ltd.	12,500	550,193
Tsumura & Co.	800	23,232
UCB S.A.	1,634	69,773
Watson Pharmaceuticals, Inc.*	1,800	75,186

		59,826,939

Total Health Care		97,963,025

Industrials (12.0%)
Aerospace & Defense (1.3%)
BAE Systems plc	377,856	2,129,021
Boeing Co.	12,400	900,364
Cobham plc	17,106	66,713
Empresa Brasileira de Aeronautica S.A. (ADR)	54,400	1,303,424
European Aeronautic Defence and Space Co. N.V.	7,190	144,648
Finmeccanica S.p.A.	7,324	97,735
General Dynamics Corp.	6,300	486,360
Goodrich Corp.	2,000	141,040
Honeywell International, Inc.	12,500	565,875
ITT Corp.	3,000	160,830
L-3 Communications Holdings, Inc.	2,000	183,260
Lockheed Martin Corp.	5,200	432,744
Northrop Grumman Corp.	5,100	334,407
Precision Castparts Corp.	2,300	291,433
Raytheon Co.	6,200	354,144
Rockwell Collins, Inc.	2,500	$156,475
Rolls-Royce Group plc*	32,619	294,769
Safran S.A.	3,781	98,561
Singapore Technologies Engineering Ltd.	19,000	43,325
Thales S.A.	1,760	70,649
United Technologies Corp.	15,400	1,133,594

		9,389,371

Air Freight & Logistics (2.2%)
C.H. Robinson Worldwide, Inc.	2,800	156,380
Deutsche Post AG (Registered)	167,088	2,898,826
Expeditors International of Washington, Inc.	3,500	129,220
FedEx Corp.	61,570	5,750,638
TNT N.V.	6,673	191,344
Toll Holdings Ltd.	12,605	85,827
United Parcel Service, Inc., Class B	98,300	6,331,503
Yamato Holdings Co., Ltd.	7,000	98,385

		15,642,123

Airlines (0.1%)
Air France-KLM*	2,904	45,910
All Nippon Airways Co., Ltd.*	14,000	39,983
British Airways plc*	10,069	37,130
Cathay Pacific Airways Ltd.*	15,000	31,606
Deutsche Lufthansa AG (Registered)	4,348	72,116
Iberia Lineas Aereas de Espana S.A.*	5,937	20,753
Qantas Airways Ltd.*	24,199	63,065
Singapore Airlines Ltd.	10,000	108,653
Southwest Airlines Co.	12,200	161,284

		580,500

Building Products (0.2%)
Asahi Glass Co., Ltd.	18,000	202,738
Assa Abloy AB, Class B	5,916	115,770
Cie de Saint-Gobain S.A.	6,331	304,414
Daikin Industries Ltd.	4,200	171,837
Geberit AG (Registered)	689	123,306
JS Group Corp.	4,000	81,421
Masco Corp.	6,200	96,224
Nippon Sheet Glass Co., Ltd.	8,000	23,618
TOTO Ltd.	3,000	20,441

		1,139,769

Commercial Services & Supplies (0.8%)
Avery Dennison Corp.	1,700	61,897
Brambles Ltd.	323,454	2,184,577
Cintas Corp.	2,300	64,607
Dai Nippon Printing Co., Ltd.	10,000	135,095
G4S plc	19,509	77,417
Iron Mountain, Inc.	2,800	76,720
Nissha Printing Co., Ltd.	200	7,808
Pitney Bowes, Inc.	3,500	85,575
R.R. Donnelley & Sons Co.	3,200	68,320
Rentokil Initial plc*	936,970	1,854,095
Republic Services, Inc.	5,500	159,610
Secom Co., Ltd.	3,400	148,743
Securitas AB, Class B	5,668	60,443
Serco Group plc	7,389	67,389
Societe BIC S.A.	332	25,421
Stericycle, Inc.*	1,500	81,750
Toppan Printing Co., Ltd.	10,000	90,277
Waste Management, Inc.	8,100	278,883

		5,528,627

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios S.A.	2,624	121,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Balfour Beatty plc	11,863	$52,602
Bouygues S.A.	3,940	198,068
Chiyoda Corp.	3,000	29,779
Eiffage S.A.	851	44,016
Ferrovial S.A.	7,883	76,660
Fluor Corp.	2,900	134,879
Fomento de Construcciones y Contratas S.A.	558	20,428
Hochtief AG	763	64,121
Jacobs Engineering Group, Inc.*	2,100	94,899
JGC Corp.	4,000	71,366
Kajima Corp.	13,000	31,843
Kinden Corp.	1,000	8,760
Koninklijke Boskalis Westminster N.V.	823	31,541
Leighton Holdings Ltd.	2,810	100,565
Obayashi Corp.	12,000	53,268
Quanta Services, Inc.*	3,400	65,144
Sacyr Vallehermoso S.A.*	621	5,479
Shimizu Corp.	11,000	45,887
Skanska AB, Class B	7,396	134,387
Taisei Corp.	14,000	30,848
Vinci S.A.	7,270	428,462

		1,844,069

Electrical Equipment (0.5%)
ABB Ltd. (Registered)*	38,514	841,215
Alstom S.A.	3,283	204,726
Emerson Electric Co.	12,300	619,182
First Solar, Inc.*	800	98,120
Fuji Electric Holdings Co., Ltd.	6,000	16,365
Furukawa Electric Co., Ltd.	12,000	62,381
Gamesa Corp. Tecnologica S.A.	3,483	47,749
GS Yuasa Corp.	5,000	33,747
Legrand S.A.	2,196	69,375
Mitsubishi Electric Corp.	31,000	284,833
Panasonic Electric Works Co., Ltd.	6,000	75,730
Prysmian S.p.A.	1,449	28,476
Renewable Energy Corp. ASA*	6,182	28,917
Rockwell Automation, Inc.	2,400	135,264
Roper Industries, Inc.	1,500	86,760
Schneider Electric S.A.	3,913	458,957
Solarworld AG	961	14,492
Sumitomo Electric Industries Ltd.	13,500	165,483
Ushio, Inc.	1,600	27,143
Vestas Wind Systems A/S*	3,437	186,760

		3,485,675

Industrial Conglomerates (3.4%)
3M Co.	11,700	977,769
CSR Ltd.	18,853	28,632
Fraser and Neave Ltd.	18,000	61,761
General Electric Co.	389,110	7,081,802
Hankyu Hanshin Holdings, Inc.	20,000	92,630
Hutchison Whampoa Ltd.	36,000	263,361
Keppel Corp., Ltd.	22,000	143,422
Koninklijke Philips Electronics N.V.	116,785	3,744,644
NWS Holdings Ltd.	15,000	29,945
Orkla ASA	14,400	127,325
SembCorp Industries Ltd.	18,000	53,140
Siemens AG (Registered)	70,368	7,047,404
Smiths Group plc	6,030	103,950
Textron, Inc.	4,300	91,289
Tomkins plc	12,055	43,173
Tyco International Ltd.	126,580	4,841,685

		24,731,932

Machinery (0.9%)
Alfa Laval AB	6,003	$88,375
Amada Co., Ltd.	5,000	41,930
Atlas Copco AB, Class A	10,537	163,441
Atlas Copco AB, Class B	6,103	85,536
Caterpillar, Inc.	10,200	641,070
Cosco Corp. (Singapore) Ltd.	25,000	22,160
Cummins, Inc.	3,300	204,435
Danaher Corp.	4,300	343,613
Deere & Co.	6,900	410,274
Dover Corp.	3,200	149,600
Eaton Corp.	2,700	204,579
Fanuc Ltd.	3,100	328,934
Flowserve Corp.	1,000	110,270
GEA Group AG	2,353	54,536
Hino Motors Ltd.	3,000	12,675
Hitachi Construction Machinery Co., Ltd.	2,200	51,982
IHI Corp.	20,000	36,581
Illinois Tool Works, Inc.	6,300	298,368
Invensys plc	11,647	60,216
Japan Steel Works Ltd.	6,000	68,735
JTEKT Corp.	3,600	42,512
Kawasaki Heavy Industries Ltd.	28,000	77,270
Komatsu Ltd.	15,600	327,051
Kone Oyj, Class B	2,749	113,616
Kubota Corp.	20,000	182,266
Kurita Water Industries Ltd.	2,200	62,242
MAN SE	1,950	163,241
Metso Oyj	2,429	78,442
Minebea Co., Ltd.	5,000	30,431
Mitsubishi Heavy Industries Ltd.	54,000	223,532
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	24,922
NGK Insulators Ltd.	5,000	101,990
NSK Ltd.	9,000	71,045
NTN Corp.	7,000	31,597
PACCAR, Inc.	6,000	260,040
Pall Corp.	2,100	85,029
Parker Hannifin Corp.	2,600	168,324
Sandvik AB	16,028	200,333
Scania AB, Class B	4,941	78,146
Schindler Holding AG	1,342	117,577
SembCorp Marine Ltd.	18,000	53,912
SKF AB, Class B	7,189	127,739
SMC Corp.	1,000	135,736
Snap-On, Inc.	800	34,672
Sumitomo Heavy Industries Ltd.	11,000	66,242
THK Co., Ltd.	1,700	37,095
Vallourec S.A.	1,007	203,064
Volvo AB, Class A*	6,785	67,187
Volvo AB, Class B	19,163	192,808
Wartsila Oyj	1,465	74,201
Yangzijiang Shipbuilding Holdings Ltd.	21,106	17,501
Zardoya Otis S.A.	1,999	34,640

		6,861,713

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	9	65,543
A. P. Moller - Maersk A/S, Class B	22	167,640
Kawasaki Kisen Kaisha Ltd.*	12,000	47,877
Kuehne & Nagel International AG (Registered)	963	97,451
Mitsui O.S.K. Lines Ltd.	18,000	129,190
Neptune Orient Lines Ltd.	15,750	22,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Yusen KK	26,000	$102,621
Orient Overseas International Ltd.	4,000	29,649

		662,600

Professional Services (0.9%)
Adecco S.A. (Registered)	52,741	2,993,692
Bureau Veritas S.A.	1,028	54,567
Capita Group plc	11,432	131,238
Dun & Bradstreet Corp.	900	66,978
Equifax, Inc.	2,200	78,760
Experian plc	18,542	182,472
Randstad Holding N.V.*	56,242	2,672,767
Robert Half International, Inc.	2,600	79,118
SGS S.A. (Registered)	97	133,761

		6,393,353

Road & Rail (0.4%)
Asciano Group*	49,000	85,208
Central Japan Railway Co.	24	182,779
ComfortDelgro Corp., Ltd.	25,000	27,878
CSX Corp.	6,400	325,760
DSV A/S	4,124	73,699
East Japan Railway Co.	5,818	404,503
Firstgroup plc	7,188	39,159
Keihin Electric Express Railway Co., Ltd.	7,000	57,503
Keio Corp.	10,000	67,494
Keisei Electric Railway Co., Ltd.	3,000	18,259
Kintetsu Corp.	30,000	93,379
MTR Corp.	24,500	92,771
Nippon Express Co., Ltd.	15,000	64,499
Norfolk Southern Corp.	6,000	335,340
Odakyu Electric Railway Co., Ltd.	12,000	99,861
Ryder System, Inc.	1,000	38,760
Tobu Railway Co., Ltd.	14,000	77,720
Tokyu Corp.	20,000	83,645
Union Pacific Corp.	8,300	608,390
West Japan Railway Co.	32	110,215

		2,886,822

Trading Companies & Distributors (0.9%)
Bunzl plc	4,759	52,069
Fastenal Co.	2,200	105,578
ITOCHU Corp.	24,000	210,247
Marubeni Corp.	26,000	161,579
Mitsubishi Corp.	21,500	563,429
Mitsui & Co., Ltd.	28,700	482,273
Noble Group Ltd.	30,000	65,621
Sojitz Corp.	18,700	36,204
Sumitomo Corp.	18,100	208,124
Toyota Tsusho Corp.	3,600	56,451
W.W. Grainger, Inc.	1,000	108,120
Wolseley plc*	191,477	4,625,816

		6,675,511

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	5,290	101,815
Aeroports de Paris S.A.	654	53,847
Atlantia S.p.A.	4,789	111,772
Auckland International Airport Ltd.	9,394	12,946
Brisa Auto-Estradas de Portugal S.A.	4,185	35,498
Fraport AG	498	26,222
Groupe Eurotunnel S.A.	8,051	82,045
Hong Kong Aircraft Engineering Co., Ltd.	800	10,103
Intoll Group	30,538	31,386
Kamigumi Co., Ltd.	3,000	24,131
Koninklijke Vopak N.V.*	533	41,977
MAp Group	12,945	$36,706
Mitsubishi Logistics Corp.	1,000	12,429
Societe Des Autoroutes Paris-Rhin-Rhone*	284	20,426
Transurban Group	20,024	92,794

		694,097

Total Industrials		86,516,162

Information Technology (14.8%)
Communications Equipment (1.8%)
Alcatel-Lucent*	40,856	129,182
Cisco Systems, Inc.*	280,880	7,311,306
Harris Corp.	2,300	109,227
JDS Uniphase Corp.*	3,300	41,349
Juniper Networks, Inc.*	8,600	263,848
Motorola, Inc.*	37,900	266,058
Nokia Oyj	63,015	981,332
QUALCOMM, Inc.	27,600	1,158,924
Telefonaktiebolaget LM Ericsson, Class B	268,991	2,834,974
Tellabs, Inc.	6,900	52,233

		13,148,433

Computers & Peripherals (2.0%)
Apple, Inc.*	14,900	3,500,457
Dell, Inc.*	121,040	1,816,810
EMC Corp.*	33,400	602,536
Fujitsu Ltd.	33,000	216,023
Hewlett-Packard Co.	38,800	2,062,220
International Business Machines Corp.	21,300	2,731,725
Lexmark International, Inc., Class A*	1,400	50,512
Logitech International S.A. (Registered)*	2,533	41,680
NEC Corp.	44,000	132,250
NetApp, Inc.*	5,500	179,080
QLogic Corp.*	2,100	42,630
SanDisk Corp.*	3,700	128,131
Seagate Technology*	135,040	2,465,830
Seiko Epson Corp.	2,500	38,828
Teradata Corp.*	2,700	78,003
Toshiba Corp.*	66,000	340,978
Western Digital Corp.*	3,700	144,263

		14,571,956

Electronic Equipment, Instruments & Components (1.6%)
Agilent Technologies, Inc.*	5,700	196,023
Amphenol Corp., Class A	2,900	122,351
Citizen Holdings Co., Ltd.	4,400	30,074
Corning, Inc.	25,500	515,355
Flextronics International Ltd.*	474,530	3,720,315
FLIR Systems, Inc.*	2,600	73,320
Foxconn International Holdings Ltd.*	34,284	36,164
Fujifilm Holdings Corp.	55,800	1,921,874
Hirose Electric Co., Ltd.	500	57,653
Hitachi High-Technologies Corp.	800	18,355
Hitachi Ltd.*	72,400	270,271
HOYA Corp.	7,400	203,344
Ibiden Co., Ltd.	2,400	82,661
Jabil Circuit, Inc.	3,000	48,570
Keyence Corp.	700	167,269
Kyocera Corp.	2,600	253,353
Mabuchi Motor Co., Ltd.	300	17,264
Mitsumi Electric Co., Ltd.	900	19,696
Molex, Inc.	2,000	41,720
Murata Manufacturing Co., Ltd.	3,800	215,831
Nidec Corp.	1,700	182,201
Nippon Electric Glass Co., Ltd.	6,000	84,522

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Omron Corp.	3,500	$81,239
Shimadzu Corp.	3,000	24,035
TDK Corp.	2,100	139,716
Tyco Electronics Ltd.	113,700	3,124,476
Yaskawa Electric Corp.	3,000	27,436
Yokogawa Electric Corp.	3,300	28,732

		11,703,820

Internet Software & Services (0.5%)
Akamai Technologies, Inc.*	2,900	91,089
eBay, Inc.*	18,400	495,880
Google, Inc., Class A*	3,970	2,251,030
Monster Worldwide, Inc.*	2,300	38,203
United Internet AG*	1,718	26,058
VeriSign, Inc.*	3,200	83,232
Yahoo! Japan Corp.	218	79,398
Yahoo!, Inc.*	19,400	320,682

		3,385,572

IT Services (1.7%)
Accenture plc, Class A	221,990	9,312,480
Atos Origin S.A.*	570	28,624
Automatic Data Processing, Inc.	8,300	369,101
Cap Gemini S.A.	2,327	114,624
Cognizant Technology Solutions Corp., Class A*	4,800	244,704
Computer Sciences Corp.*	2,400	130,776
Computershare Ltd.	8,479	97,415
Fidelity National Information Services, Inc.	5,300	124,232
Fiserv, Inc.*	2,600	131,976
Indra Sistemas S.A.	1,201	24,624
ITOCHU Techno-Solutions Corp.	300	9,851
Mastercard, Inc., Class A	1,569	398,526
Nomura Research Institute Ltd.	1,800	41,010
NTT Data Corp.	24	79,966
Obic Co., Ltd.	70	12,714
Otsuka Corp.	100	6,353
Paychex, Inc.	5,300	162,710
SAIC, Inc.*	4,700	83,190
Total System Services, Inc.	2,900	45,414
Visa, Inc., Class A	7,300	664,519
Western Union Co.	11,600	196,736

		12,279,545

Office Electronics (0.4%)
Brother Industries Ltd.	3,800	45,930
Canon, Inc.	17,800	824,409
Konica Minolta Holdings, Inc.	143,000	1,668,767
Neopost S.A.	409	32,686
Ricoh Co., Ltd.	12,000	187,400
Xerox Corp.	22,300	217,425

		2,976,617

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	9,800	90,846
Advantest Corp.	3,100	77,525
Altera Corp.	4,600	111,826
Analog Devices, Inc.	4,800	138,336
Applied Materials, Inc.	21,400	288,472
ASM Pacific Technology Ltd.	3,600	34,102
ASML Holding N.V.	7,181	256,636
Broadcom Corp., Class A	6,900	228,942
Elpida Memory, Inc.*	3,100	61,045
Infineon Technologies AG*	19,754	137,112
Intel Corp.	90,600	2,016,756
KLA-Tencor Corp.	2,800	86,576
Linear Technology Corp.	3,700	104,636
LSI Corp.*	10,300	$63,036
MEMC Electronic Materials, Inc.*	3,800	58,254
Microchip Technology, Inc.	3,000	84,480
Micron Technology, Inc.*	14,000	145,460
National Semiconductor Corp.	3,500	50,575
Novellus Systems, Inc.*	1,700	42,500
NVIDIA Corp.*	8,900	154,682
Rohm Co., Ltd.	1,800	134,389
Samsung Electronics Co., Ltd. (GDR)§	15,420	5,574,069
Shinko Electric Industries Co., Ltd.	900	13,920
STMicroelectronics N.V.	12,847	127,883
Sumco Corp.*	2,400	51,034
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	347,503	3,645,307
Teradyne, Inc.*	3,100	34,627
Texas Instruments, Inc.	20,500	501,635
Tokyo Electron Ltd.	2,700	179,057
Xilinx, Inc.	4,500	114,750

		14,608,468

Software (4.7%)
Adobe Systems, Inc.*	8,600	304,182
Autodesk, Inc.*	3,900	114,738
Autonomy Corp. plc*	3,987	110,297
BMC Software, Inc.*	3,200	121,600
CA, Inc.	6,500	152,555
Citrix Systems, Inc.*	3,000	142,410
Compuware Corp.*	3,500	29,400
Dassault Systemes S.A.	1,305	77,193
Electronic Arts, Inc.*	5,300	98,898
Intuit, Inc.*	5,400	185,436
Konami Corp.	1,400	27,000
McAfee, Inc.*	2,600	104,338
Microsoft Corp.	399,620	11,696,877
Nintendo Co., Ltd.	7,600	2,544,443
Novell, Inc.*	4,900	29,351
Oracle Corp.	433,960	11,148,432
Oracle Corp. Japan	500	23,184
Red Hat, Inc.*	3,300	96,591
Sage Group plc	20,510	74,417
Salesforce.com, Inc.*	1,800	134,010
SAP AG	126,575	6,130,573
Square Enix Holdings Co., Ltd.	1,400	30,609
Symantec Corp.*	13,300	225,036
Trend Micro, Inc.	2,000	69,740

		33,671,310

Total Information Technology		106,345,721

Materials (4.4%)
Chemicals (1.2%)
Air Liquide S.A.	4,170	500,591
Air Products & Chemicals, Inc.	3,500	258,825
Air Water, Inc.	2,000	22,890
Airgas, Inc.	1,400	89,068
Akzo Nobel N.V.	4,118	234,688
Asahi Kasei Corp.	23,000	123,746
BASF SE	15,221	944,035
CF Industries Holdings, Inc.	800	72,944
Daicel Chemical Industries Ltd.	3,000	20,633
Denki Kagaku Kogyo KK	10,000	42,999
Dow Chemical Co.	18,800	555,916
E.I. du Pont de Nemours & Co.	14,800	551,152
Eastman Chemical Co.	1,300	82,784
Ecolab, Inc.	3,800	167,010
FMC Corp.	1,300	78,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Givaudan S.A. (Registered)	143	$125,450
Hitachi Chemical Co., Ltd.	1,400	30,249
Incitec Pivot Ltd.	27,917	88,895
International Flavors & Fragrances, Inc.	1,200	57,204
Johnson Matthey plc	3,334	88,336
JSR Corp.	3,600	75,204
K+S AG	3,027	183,693
Kaneka Corp.	4,000	25,928
Kansai Paint Co., Ltd.	3,000	24,452
Koninklijke DSM N.V.	2,843	126,774
Kuraray Co., Ltd.	6,500	87,464
Linde AG	2,676	319,291
Mitsubishi Chemical Holdings Corp.	22,500	115,039
Mitsubishi Gas Chemical Co., Inc.	5,000	30,110
Mitsui Chemicals, Inc.	14,000	42,379
Monsanto Co.	8,900	635,638
Nissan Chemical Industries Ltd.	2,000	27,982
Nitto Denko Corp.	2,800	108,717
Novozymes A/S, Class B	881	97,502
Nufarm Ltd.	2,066	15,603
Orica Ltd.	6,589	161,983
PPG Industries, Inc.	2,700	176,580
Praxair, Inc.	5,000	415,000
Shin-Etsu Chemical Co., Ltd.	6,800	394,951
Showa Denko KK	25,000	56,423
Sigma-Aldrich Corp.	2,100	112,686
Solvay S.A.	1,035	106,396
Sumitomo Chemical Co., Ltd.	29,000	141,758
Syngenta AG (Registered)	1,655	459,583
Taiyo Nippon Sanso Corp.	5,000	48,882
Teijin Ltd.	14,000	47,021
Tokuyama Corp.	4,000	22,163
Toray Industries, Inc.	24,000	140,165
Tosoh Corp.	6,000	15,274
Ube Industries Ltd.	15,000	38,507
Umicore S.A.	2,237	78,118
Wacker Chemie AG	286	42,646
Yara International ASA	3,100	134,574

		8,644,603

Construction Materials (0.5%)
Boral Ltd.	10,724	55,207
Cimpor Cimentos de Portugal SGPS S.A.	3,348	25,300
CRH plc	118,284	2,953,968
Fletcher Building Ltd.	10,968	65,056
HeidelbergCement AG	2,545	141,965
Holcim Ltd. (Registered)*	4,282	319,201
Imerys S.A.	770	47,466
Italcementi S.p.A.	614	7,099
James Hardie Industries SE (CDI)*	6,489	43,230
Lafarge S.A.	3,321	233,695
Taiheiyo Cement Corp.*	8,000	11,466
Titan Cement Co. S.A.	710	18,796
Vulcan Materials Co.	2,100	99,204

		4,021,653

Containers & Packaging (0.1%)
Amcor Ltd.	21,108	123,773
Ball Corp.	1,600	85,408
Bemis Co., Inc.	1,500	43,080
Owens-Illinois, Inc.*	2,900	103,066
Pactiv Corp.*	2,300	57,914
Rexam plc	12,895	57,315
Sealed Air Corp.	2,400	50,592
Toyo Seikan Kaisha Ltd.	2,800	$49,597

		570,745

Metals & Mining (2.3%)
Acerinox S.A.	2,441	48,053
AK Steel Holding Corp.	1,800	41,148
Alcoa, Inc.	142,650	2,031,336
Allegheny Technologies, Inc.	1,700	91,783
Alumina Ltd.	38,429	60,831
Anglo American plc*	22,290	972,133
Antofagasta plc	7,435	117,339
ArcelorMittal S.A.	14,094	618,482
BHP Billiton Ltd.	56,929	2,277,181
BHP Billiton plc	37,375	1,281,794
BlueScope Steel Ltd.*	34,070	90,979
Cliffs Natural Resources, Inc.	2,200	156,090
Daido Steel Co., Ltd.	3,000	12,611
Dowa Holdings Co., Ltd.	3,000	18,066
Eramet S.A.	97	33,389
Eurasian Natural Resources Corp.	4,443	80,368
Fortescue Metals Group Ltd.*	22,421	100,816
Freeport-McMoRan Copper & Gold, Inc.	7,100	593,134
Fresnillo plc	2,979	38,335
Hitachi Metals Ltd.	3,000	31,543
JFE Holdings, Inc.	8,100	326,201
Kazakhmys plc*	4,162	96,443
Kobe Steel Ltd.	48,000	103,198
Lonmin plc*	2,343	72,461
Mitsubishi Materials Corp.*	22,000	63,301
Mitsui Mining & Smelting Co., Ltd.	6,000	17,970
Newcrest Mining Ltd.	8,563	257,894
Newmont Mining Corp.	8,000	407,440
Nippon Steel Corp.	86,000	337,597
Nisshin Steel Co., Ltd.	6,000	12,515
Norsk Hydro ASA*	12,961	98,791
Nucor Corp.	5,100	231,438
OneSteel Ltd.	25,241	90,333
Outokumpu Oyj	2,430	53,334
OZ Minerals Ltd.*	48,705	51,175
Randgold Resources Ltd.	1,617	123,058
Rautaruukki Oyj	1,749	37,796
Rio Tinto Ltd.	7,379	530,873
Rio Tinto plc	23,151	1,371,891
Salzgitter AG	787	73,057
Sims Metal Management Ltd.	2,306	45,835
SSAB AB, Class A	3,674	66,045
SSAB AB, Class B	1,570	25,483
Sumitomo Metal Industries Ltd.	61,000	184,651
Sumitomo Metal Mining Co., Ltd.	8,000	119,029
ThyssenKrupp AG	5,886	202,365
Titanium Metals Corp.*	1,000	16,590
Tokyo Steel Manufacturing Co., Ltd.	700	8,768
United States Steel Corp.	2,300	146,096
Vale S.A. (ADR)	65,060	1,806,065
Vedanta Resources plc	2,327	98,027
Voestalpine AG	2,261	91,462
Xstrata plc*	32,150	609,113
Yamato Kogyo Co., Ltd.	500	16,606

		16,488,312

Paper & Forest Products (0.3%)
Holmen AB, Class B	721	19,421
International Paper Co.	7,300	179,653
MeadWestvaco Corp.	2,600	66,430
Nippon Paper Group, Inc.	1,800	46,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
OJI Paper Co., Ltd.	16,000	$70,168
Stora Enso Oyj*	11,260	85,775
Svenska Cellulosa AB, Class B	87,496	1,233,567
UPM-Kymmene Oyj	9,295	123,346
Weyerhaeuser Co.	3,600	162,972

		1,987,636

Total Materials		31,712,949

Telecommunication Services (5.7%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	143,520	3,708,557
Belgacom S.A.	2,715	106,050
BT Group plc, Class A	132,152	248,470
Cable & Wireless Worldwide plc*	48,138	67,205
CenturyTel, Inc.	4,814	170,704
China Telecom Corp., Ltd. (ADR)	14,900	729,951
Deutsche Telekom AG (Registered)	46,669	632,541
Elisa Oyj*	1,923	39,661
France Telecom S.A.	214,497	5,132,219
Frontier Communications Corp.	4,400	32,736
Hellenic Telecommunications Organization S.A.	4,600	57,097
Iliad S.A.	256	26,399
Inmarsat plc	6,779	77,771
Koninklijke (Royal) KPN N.V.	28,444	450,642
Nippon Telegraph & Telephone Corp.	8,661	365,005
PCCW Ltd.	84,000	24,991
Portugal Telecom SGPS S.A. (Registered)	11,035	123,379
Qwest Communications International, Inc.	24,500	127,890
Singapore Telecommunications Ltd.	2,085,000	4,724,579
Swisscom AG (Registered)	422	154,008
Tele2 AB, Class B	5,267	87,898
Telecom Corp. of New Zealand Ltd.	38,653	59,582
Telecom Italia S.p.A.	164,039	236,182
Telecom Italia S.p.A. (RNC)	99,713	112,456
Telefonica S.A.	206,147	4,883,705
Telekom Austria AG	164,843	2,304,378
Telenor ASA*	121,430	1,646,799
TeliaSonera AB*	35,832	254,327
Telstra Corp., Ltd.	67,094	184,091
Verizon Communications, Inc.	46,500	1,442,430
Windstream Corp.	7,600	82,764

		28,294,467

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	6,600	281,226
KDDI Corp.	47	243,320
MetroPCS Communications, Inc.*	4,400	31,152
Millicom International Cellular S.A. (SDR)	1,258	112,549
Mobistar S.A.	562	34,587
NTT DoCoMo, Inc.	260	396,021
Softbank Corp.	12,400	305,457
Sprint Nextel Corp.*	560,010	2,128,038
StarHub Ltd.	14,054	23,006
Turkcell Iletisim Hizmet A/S (ADR)	103,680	1,561,421
Vodafone Group plc	3,299,270	7,610,096

		12,726,873

Total Telecommunication Services		41,021,340

Utilities (2.2%)
Electric Utilities (1.2%)
Acciona S.A.	526	58,334
Allegheny Energy, Inc.	2,900	66,700
American Electric Power Co., Inc.	7,700	$263,186
BKW FMB Energie AG	90	6,688
Cheung Kong Infrastructure Holdings Ltd.	6,000	23,222
Chubu Electric Power Co., Inc.	10,800	269,971
Chugoku Electric Power Co., Inc.	4,500	89,432
CLP Holdings Ltd.	36,500	260,907
Contact Energy Ltd.*	2,907	13,216
Duke Energy Corp.	21,200	345,984
E.ON AG	31,537	1,164,347
EDF S.A.	3,925	214,173
Edison International	5,500	187,935
EDP - Energias de Portugal S.A.	29,609	117,695
Enel S.p.A.	108,779	608,258
Entergy Corp.	3,200	260,320
Exelon Corp.	10,800	473,148
FirstEnergy Corp.	5,200	203,268
Fortum Oyj	7,886	192,894
FPL Group, Inc.	6,800	328,644
Hokkaido Electric Power Co., Inc.	3,200	61,405
Hokuriku Electric Power Co.	2,900	63,776
HongKong Electric Holdings Ltd.	26,000	154,207
Iberdrola S.A.	61,336	519,843
Kansai Electric Power Co., Inc.	12,500	286,394
Kyushu Electric Power Co., Inc.	6,900	150,192
Northeast Utilities	3,000	82,920
Pepco Holdings, Inc.	3,800	65,170
Pinnacle West Capital Corp.	1,800	67,914
PPL Corp.	6,100	169,031
Progress Energy, Inc.	4,700	184,992
Public Power Corp. S.A.*	2,225	39,068
Red Electrica Corporacion S.A.	2,076	111,415
Scottish & Southern Energy plc	16,231	271,182
Shikoku Electric Power Co., Inc.	2,900	82,170
Southern Co.	13,200	437,712
SP AusNet	9,940	8,255
Terna Rete Elettrica Nazionale S.p.A.	22,913	99,109
Tohoku Electric Power Co., Inc.	7,600	160,633
Tokyo Electric Power Co., Inc.	20,200	538,436
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,263	50,136

		8,752,282

Gas Utilities (0.2%)
Enagas S.A.	2,742	60,089
EQT Corp.	2,000	82,000
Gas Natural SDG S.A.	4,123	76,125
Hong Kong & China Gas Co., Ltd.	72,000	179,531
Nicor, Inc.	800	33,536
ONEOK, Inc.	1,700	77,605
Osaka Gas Co., Ltd.	34,000	121,831
Questar Corp.	2,700	116,640
Snam Rete Gas S.p.A.	26,458	134,097
Toho Gas Co., Ltd.	7,000	38,186
Tokyo Gas Co., Ltd.	41,000	180,682

		1,100,322

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	11,100	122,100
Constellation Energy Group, Inc.	3,100	108,841
Drax Group plc	5,284	29,957
EDP Renovaveis S.A.*	2,988	23,347
Electric Power Development Co., Ltd.	2,200	72,478
Iberdrola Renovables S.A.	16,930	70,315
International Power plc	25,948	125,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
NRG Energy, Inc.*	2,085	$43,577

		596,185

Multi-Utilities (0.7%)
A2A S.p.A.	20,253	37,996
AGL Energy Ltd.	7,787	107,400
Ameren Corp.	4,000	104,320
CenterPoint Energy, Inc.	6,000	86,160
Centrica plc	87,367	389,651
CMS Energy Corp.	4,000	61,840
Consolidated Edison, Inc.	4,700	209,338
Dominion Resources, Inc.	9,700	398,767
DTE Energy Co.	2,600	115,960
GDF Suez S.A.	20,520	792,659
Integrys Energy Group, Inc.	1,100	52,118
National Grid plc	41,949	408,364
NiSource, Inc.	4,800	75,840
PG&E Corp.	6,100	258,762
Public Service Enterprise Group, Inc.	8,300	245,016
RWE AG	7,011	621,193
RWE AG (Non-Voting)(Preference)	570	46,877
SCANA Corp.	2,100	78,939
Sempra Energy	4,100	204,590
Suez Environnement Co. S.A.	4,777	109,943
TECO Energy, Inc.	3,100	49,259
United Utilities Group plc	11,614	98,519
Veolia Environnement	6,930	240,365
Wisconsin Energy Corp.	2,000	98,820
Xcel Energy, Inc.	7,700	163,240

		5,055,936

Water Utilities (0.0%)
Severn Trent plc	3,713	67,332

Total Utilities		15,572,057

Total Common Stocks (97.6%) (Cost $666,506,160)		701,000,791

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
Volkswagen AG, expiring 4/13/10* (Cost $—)	2,410	1,497

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Time Deposits (1.3%)
Bank of Montreal
0.05%, 4/1/10	$7,870,000	7,870,000
JPMorgan Chase Nassau
0.000%, 4/1/10	1,768,905	1,768,905

Total Time Deposits		9,638,905

Total Short-Term Investments (1.3%) (Amortized Cost $9,638,905)		9,638,905

Total Investments (98.9%) (Cost/Amortized Cost $676,145,065)		710,641,193
Other Assets Less Liabilities (1.1%)		7,673,836

Net Assets (100%)		$718,315,029

*	Non-income producing.

†	Securities (totaling $426,883 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2010, the market value of these securities amounted to $6,540,701 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

At March 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Dow Jones EURO Stoxx 50 Index	35	June-10	$1,338,106	$1,347,746	$9,640
E-Mini MSCI EAFE Index	20	June-10	1,556,083	1,573,800	17,717
FTSE 100 Index	12	June-10	1,013,628	1,021,672	8,044
OMXS 30 Index	14	April-10	196,434	197,283	849
S&P 500 Index	5	June-10	1,446,144	1,456,500	10,356
SPI 200 Index	4	June-10	442,972	447,722	4,750
TOPIX Index	13	June-10	1,279,201	1,359,236	80,035

					$131,391

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$50,183,042	$48,664,439	$39,991	$98,887,472
Consumer Staples	21,914,690	24,439,774	—	46,354,464
Energy	25,880,954	36,743,127	192,999	62,817,080
Financials	43,611,012	70,005,616	193,893	113,810,521
Health Care	57,111,981	40,851,044	—	97,963,025
Industrials	38,830,432	47,685,730	—	86,516,162
Information Technology	78,754,727	27,590,994	—	106,345,721
Materials	9,622,948	22,090,001	—	31,712,949
Telecommunication Services	10,296,869	30,724,471	—	41,021,340
Utilities	5,924,192	9,647,865	—	15,572,057
Futures	131,391	—	—	131,391
Rights
Consumer Discretionary	—	1,497	—	1,497
Short-Term Investments	—	9,638,905	—	9,638,905

Total Assets	$342,262,238	$368,083,463	$426,883	$710,772,584

Total Liabilities	$—	$—	$—	$—

Total	$342,262,238	$368,083,463	$426,883	$710,772,584

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Energy
Balance as of 12/31/09	$—	$—
Total gains or losses (realized/unrealized) included in earnings	6,489	15,873
Purchases, sales, issuances, and settlements (net)	8,953	—
Transfers into Level 3	24,549	177,126
Transfers out of Level 3	—	—

Balance as of 3/31/10	$39,991	$192,999

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$6,489	$15,873

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$3,251
Total gains or losses (realized/unrealized) included in earnings	18,543	(31)
Purchases, sales, issuances, and settlements (net)	—	(3,220)
Transfers into Level 3	175,350	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$193,893	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$18,543	$—

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$11,432,633
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$23,265,460

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,309,613
Aggregate gross unrealized depreciation	(78,663,007)

Net unrealized appreciation	$28,646,606

Federal income tax cost of investments	$681,994,587

The Portfolio has a net capital loss carryforward of $191,371,416 of which $27,529,602 expires in 2016, and $163,841,814 expires in 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (1.1%)
BorgWarner, Inc.*	44,100	$1,683,738

Diversified Consumer Services (1.1%)
Apollo Group, Inc., Class A*	17,300	1,060,317
H&R Block, Inc.	31,100	553,580

		1,613,897

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	60,800	2,363,904

Household Durables (1.9%)
Fortune Brands, Inc.	60,900	2,954,259

Media (7.0%)
Comcast Corp., Class A	194,000	3,651,080
Interpublic Group of Cos., Inc.*	193,100	1,606,592
Omnicom Group, Inc.	43,800	1,699,878
Time Warner, Inc.	55,700	1,741,739
Viacom, Inc., Class B*	57,300	1,969,974

		10,669,263

Specialty Retail (1.4%)
Lowe’s Cos., Inc.	85,900	2,082,216

Total Consumer Discretionary		21,367,277

Consumer Staples (6.4%)
Beverages (2.0%)
PepsiCo, Inc.	47,200	3,122,752

Food & Staples Retailing (1.0%)
Kroger Co.	70,100	1,518,366

Household Products (1.9%)
Procter & Gamble Co.	45,400	2,872,458

Personal Products (1.5%)
Avon Products, Inc.	66,300	2,245,581

Total Consumer Staples		9,759,157

Energy (12.1%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	48,400	2,267,056
Noble Corp.*	26,300	1,099,866

		3,366,922

Oil, Gas & Consumable Fuels (9.9%)
Chevron Corp.	40,200	3,048,366
EOG Resources, Inc.	12,000	1,115,280
Exxon Mobil Corp.	62,400	4,179,552
Hess Corp.	29,500	1,845,225
Marathon Oil Corp.	51,300	1,623,132
Peabody Energy Corp.	26,900	1,229,330
Ultra Petroleum Corp.*	42,000	1,958,460

		14,999,345

Total Energy		18,366,267

Financials (13.4%)
Capital Markets (1.3%)
Bank of New York Mellon Corp.	62,800	1,939,264

Commercial Banks (2.6%)
Wells Fargo & Co.	128,800	$4,008,256

Diversified Financial Services (5.5%)
Bank of America Corp.	214,400	3,827,040
JPMorgan Chase & Co.	102,700	4,595,825

		8,422,865

Insurance (4.0%)
ACE Ltd.	23,800	1,244,740
Aflac, Inc.	46,800	2,540,772
Principal Financial Group, Inc.	77,900	2,275,459

		6,060,971

Total Financials		20,431,356

Health Care (15.0%)
Biotechnology (1.9%)
Amgen, Inc.*	29,300	1,750,968
Genzyme Corp.*	20,800	1,078,064

		2,829,032

Health Care Equipment & Supplies (4.7%)
Boston Scientific Corp.*	106,400	768,208
Covidien plc	75,100	3,776,028
Medtronic, Inc.	57,100	2,571,213

		7,115,449

Health Care Providers & Services (1.1%)
UnitedHealth Group, Inc.*	52,900	1,728,243

Pharmaceuticals (7.3%)
Allergan, Inc.	36,600	2,390,712
Johnson & Johnson	45,900	2,992,680
Merck & Co., Inc.	61,600	2,300,760
Pfizer, Inc.	196,800	3,375,120

		11,059,272

Total Health Care		22,731,996

Industrials (11.8%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	45,200	3,489,440
Raytheon Co.	27,400	1,565,088

		5,054,528

Air Freight & Logistics (2.0%)
FedEx Corp.	32,600	3,044,840

Airlines (1.0%)
Southwest Airlines Co.	111,500	1,474,030

Machinery (4.7%)
Illinois Tool Works, Inc.	57,200	2,708,992
PACCAR, Inc.	64,050	2,775,927
Pall Corp.	40,200	1,627,698

		7,112,617

Road & Rail (0.8%)
Ryder System, Inc.	30,100	1,166,676

Total Industrials		17,852,691

Information Technology (16.6%)
Communications Equipment (0.9%)
QUALCOMM, Inc.	31,700	1,331,083

Computers & Peripherals (5.4%)
Apple, Inc.*	16,200	3,805,866
Hewlett-Packard Co.	59,700	3,173,055

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Seagate Technology*	71,800	$1,311,068

		8,289,989

Semiconductors & Semiconductor Equipment (3.6%)
Applied Materials, Inc.	71,600	965,168
Broadcom Corp., Class A	54,000	1,791,720
Intersil Corp., Class A	46,300	683,388
Marvell Technology Group Ltd.*	66,900	1,363,422
National Semiconductor Corp.	43,000	621,350

		5,425,048

Software (6.7%)
Autodesk, Inc.*	68,400	2,012,328
Intuit, Inc.*	31,100	1,067,974
Microsoft Corp.	166,900	4,885,163
VMware, Inc., Class A*	42,300	2,254,590

		10,220,055

Total Information Technology		25,266,175

Materials (2.1%)
Chemicals (1.0%)
Monsanto Co.	20,800	1,485,536

Containers & Packaging (1.1%)
Ball Corp.	32,900	1,756,202

Total Materials		3,241,738

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	116,000	2,997,440

Total Telecommunication Services		2,997,440

Utilities (5.1%)
Electric Utilities (4.9%)
American Electric Power Co., Inc.	76,200	2,604,516
Exelon Corp.	63,900	2,799,459
FirstEnergy Corp.	41,100	1,606,599
Pepco Holdings, Inc.	28,500	488,775

		7,499,349

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	167,900	211,554

Total Utilities		7,710,903

Total Common Stocks (98.6%) (Cost $136,182,507)		149,725,000

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $2,583,298)	$2,583,298	2,583,298

Total Investments (100.3%) (Cost/Amortized Cost $138,765,805)		152,308,298
Other Assets Less Liabilities (-0.3%)		(440,227)

Net Assets (100%)		$151,868,071

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,367,277	$—	$—	$21,367,277
Consumer Staples	9,759,157	—	—	9,759,157
Energy	18,366,267	—	—	18,366,267
Financials	20,431,356	—	—	20,431,356
Health Care	22,731,996	—	—	22,731,996
Industrials	17,852,691	—	—	17,852,691
Information Technology	25,266,175	—	—	25,266,175
Materials	3,241,738	—	—	3,241,738
Telecommunication Services	2,997,440	—	—	2,997,440
Utilities	7,710,903	—	—	7,710,903
Short-Term Investments	—	2,583,298	—	2,583,298

Total Assets	$149,725,000	$2,583,298	$—	$152,308,298

Total Liabilities	$—	$—	$—	$—

Total	$149,725,000	$2,583,298	$—	$152,308,298

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,973,857
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$23,364,914

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,309,390
Aggregate gross unrealized depreciation	(6,769,883)

Net unrealized appreciation	$12,539,507

Federal income tax cost of investments	$139,768,791

The Portfolio has a net capital loss carryforward of $42,401,238 of which $5,281,513 expires in the year 2011, $1,730,958 expires in the year 2016 and $35,388,767 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.5%)
Media (13.8%)
Comcast Corp., Class A	593,502	$11,169,708
DIRECTV, Class A*	87,034	2,942,619
News Corp., Class B	246,000	4,184,460
Time Warner Cable, Inc.	65,187	3,475,119
Time Warner, Inc.	120,033	3,753,432
Viacom, Inc., Class B*	292,428	10,053,675

		35,579,013

Multiline Retail (1.6%)
J.C. Penney Co., Inc.	59,900	1,926,983
Macy’s, Inc.	61,271	1,333,869
Target Corp.	17,300	909,980

		4,170,832

Specialty Retail (2.1%)
Home Depot, Inc.	90,200	2,917,970
Lowe’s Cos., Inc.	101,700	2,465,208

		5,383,178

Total Consumer Discretionary		45,133,023

Consumer Staples (11.0%)
Beverages (1.4%)
Coca-Cola Co.	48,900	2,689,500
PepsiCo, Inc.	12,100	800,536

		3,490,036

Food & Staples Retailing (3.5%)
CVS Caremark Corp.	89,900	3,286,744
Wal-Mart Stores, Inc.	103,300	5,743,480

		9,030,224

Food Products (3.8%)
Kraft Foods, Inc., Class A	181,336	5,483,601
Unilever N.V. (N.Y. Shares)	145,900	4,400,344

		9,883,945

Household Products (0.4%)
Procter & Gamble Co.	17,700	1,119,879

Tobacco (1.9%)
Altria Group, Inc.	106,300	2,181,276
Philip Morris International, Inc.	54,700	2,853,152

		5,034,428

Total Consumer Staples		28,558,512

Energy (7.2%)
Energy Equipment & Services (1.6%)
Halliburton Co.	138,000	4,157,940

Oil, Gas & Consumable Fuels (5.6%)
BP plc (ADR)	33,100	1,889,017
Chevron Corp.	60,800	4,610,464
ConocoPhillips	68,900	3,525,613
Royal Dutch Shell plc (ADR), Class A	43,800	2,534,268
Total S.A. (ADR)	33,600	1,949,472

		14,508,834

Total Energy		18,666,774

Financials (24.7%)
Capital Markets (3.4%)
Bank of New York Mellon Corp.	178,087	5,499,327
Goldman Sachs Group, Inc.	13,300	2,269,379
State Street Corp.	23,100	$1,042,734

		8,811,440

Commercial Banks (3.2%)
PNC Financial Services Group, Inc.	56,700	3,384,990
U.S. Bancorp	73,900	1,912,532
Wells Fargo & Co.	96,300	2,996,856

		8,294,378

Diversified Financial Services (6.6%)
Bank of America Corp.	370,630	6,615,745
Citigroup, Inc.*	597,900	2,421,495
JPMorgan Chase & Co.	183,000	8,189,250

		17,226,490

Insurance (11.5%)
Aflac, Inc.	25,600	1,389,824
Berkshire Hathaway, Inc., Class B*	34,000	2,763,180
Chubb Corp.	259,480	13,454,038
MetLife, Inc.	86,600	3,753,244
Primerica, Inc.*	1,800	27,000
Torchmark Corp.	42,800	2,290,228
Travelers Cos., Inc.	111,000	5,987,340

		29,664,854

Total Financials		63,997,162

Health Care (13.6%)
Health Care Equipment & Supplies (0.4%)
Boston Scientific Corp.*	129,600	935,712

Health Care Providers & Services (3.4%)
Cardinal Health, Inc.	129,300	4,658,679
UnitedHealth Group, Inc.*	63,600	2,077,812
WellPoint, Inc.*	31,400	2,021,532

		8,758,023

Pharmaceuticals (9.8%)
Abbott Laboratories, Inc.	35,000	1,843,800
Bristol-Myers Squibb Co.	226,264	6,041,249
Eli Lilly and Co.	79,300	2,872,246
GlaxoSmithKline plc (ADR)	32,600	1,255,752
Merck & Co., Inc.	130,391	4,870,104
Pfizer, Inc.	387,625	6,647,768
Roche Holding AG (ADR)	46,500	1,884,180

		25,415,099

Total Health Care		35,108,834

Industrials (3.9%)
Aerospace & Defense (0.8%)
Honeywell International, Inc.	46,400	2,100,528

Electrical Equipment (0.7%)
Emerson Electric Co.	35,300	1,777,002

Industrial Conglomerates (1.5%)
General Electric Co.	206,700	3,761,940

Machinery (0.9%)
Ingersoll-Rand plc	68,300	2,381,621

Total Industrials		10,021,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (10.5%)
Communications Equipment (1.1%)
Cisco Systems, Inc.*	109,500	$2,850,285

Computers & Peripherals (2.0%)
Dell, Inc.*	156,761	2,352,983
Hewlett-Packard Co.	53,100	2,822,265

		5,175,248

Internet Software & Services (4.3%)
eBay, Inc.*	278,200	7,497,490
Yahoo!, Inc.*	211,300	3,492,789

		10,990,279

IT Services (0.8%)
Accenture plc, Class A	33,600	1,409,520
Western Union Co.	38,300	649,568

		2,059,088

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	173,600	3,864,336
KLA-Tencor Corp.	45,100	1,394,492

		5,258,828

Software (0.3%)
Microsoft Corp.	30,700	898,589

Total Information Technology		27,232,317

Materials (4.0%)
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.	46,259	1,722,685

Metals & Mining (0.8%)
Alcoa, Inc.	145,700	2,074,768

Paper & Forest Products (2.5%)
International Paper Co.	260,877	6,420,183

Total Materials		10,217,636

Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	128,900	3,330,776
Verizon Communications, Inc.	159,100	4,935,282

		8,266,058

Wireless Telecommunication Services (0.8%)
Vodafone Group plc (ADR)	88,300	2,056,507

Total Telecommunication Services		10,322,565

Utilities (0.3%)
Multi-Utilities (0.3%)
Sempra Energy	15,700	783,430

Total Utilities		783,430

Total Common Stocks (96.7%) (Cost $232,747,105)		250,041,344

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.2%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $8,349,420)	$8,349,420	$8,349,420

Total Investments (99.9%) (Cost/Amortized Cost $241,096,525)		258,390,764
Other Assets Less Liabilities (0.1%)		283,272

Net Assets (100%)		$258,674,036

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,133,023	$—	$—	$45,133,023
Consumer Staples	28,558,512	—	—	28,558,512
Energy	18,666,774	—	—	18,666,774
Financials	63,970,162	27,000	—	63,997,162
Health Care	35,108,834	—	—	35,108,834
Industrials	10,021,091	—	—	10,021,091
Information Technology	27,232,317	—	—	27,232,317
Materials	10,217,636	—	—	10,217,636
Telecommunication Services	10,322,565	—	—	10,322,565
Utilities	783,430	—	—	783,430
Short-Term Investments	—	8,349,420	—	8,349,420

Total Assets	$250,014,344	$8,376,420	$—	$258,390,764

Total Liabilities	$—	$—	$—	$—

Total	$250,014,344	$8,376,420	$—	$258,390,764

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$9,867,528
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$9,303,565

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,787,598
Aggregate gross unrealized depreciation	(13,897,603)

Net unrealized appreciation	$11,889,995

Federal income tax cost of investments	$246,500,769

The Portfolio has a net capital loss carryforward of $68,136,111 of which $22,136,216 expires in the year 2016, and $45,999,895 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.8%)
Auto Components (0.4%)
Better Place(b)*†	1,171,377	$2,987,011

Distributors (3.5%)
Li & Fung Ltd.	4,774,000	23,488,012

Diversified Consumer Services (3.0%)
New Oriental Education & Technology Group, Inc. (ADR)*	120,595	10,312,079
Strayer Education, Inc.	40,210	9,791,939

		20,104,018

Hotels, Restaurants & Leisure (7.8%)
Ctrip.com International Ltd. (ADR)*	614,002	24,068,879
Las Vegas Sands Corp.*	445,481	9,421,923
Wynn Resorts Ltd.	254,493	19,298,204

		52,789,006

Household Durables (2.4%)
Gafisa S.A. (ADR)	490,380	6,737,821
NVR, Inc.*	12,488	9,072,532

		15,810,353

Internet & Catalog Retail (4.0%)
Netflix, Inc.*	97,891	7,218,482
priceline.com, Inc.*	77,943	19,875,465

		27,093,947

Media (3.6%)
Discovery Communications, Inc., Class C*	222,106	6,532,138
Groupe Aeroplan, Inc.	654,007	6,857,849
Morningstar, Inc.*	231,053	11,111,339

		24,501,326

Multiline Retail (1.1%)
Sears Holdings Corp.*	65,095	7,058,251

Total Consumer Discretionary		173,831,924

Consumer Staples (1.6%)
Food Products (1.6%)
Mead Johnson Nutrition Co., Class A	207,927	10,818,442

Total Consumer Staples		10,818,442

Energy (5.7%)
Oil, Gas & Consumable Fuels (5.7%)
Petrohawk Energy Corp.*	173,825	3,525,171
Range Resources Corp.	306,810	14,380,184
Ultra Petroleum Corp.*	446,306	20,811,249

Total Energy		38,716,604

Financials (11.6%)
Capital Markets (3.7%)
Calamos Asset Management, Inc., Class A	322,867	4,629,913
Greenhill & Co., Inc.	138,926	11,404,435
T. Rowe Price Group, Inc.	161,184	8,853,837

		24,888,185

Diversified Financial Services (7.9%)
CIT Group, Inc.*	185,409	7,223,535
IntercontinentalExchange, Inc.*	84,678	9,499,178
Leucadia National Corp.*	506,623	12,569,316
Moody’s Corp.	137,481	4,090,060
MSCI, Inc., Class A*	540,518	$19,512,700

		52,894,789

Total Financials		77,782,974

Health Care (9.7%)
Health Care Equipment & Supplies (3.4%)
Gen-Probe, Inc.*	259,413	12,970,650
Intuitive Surgical, Inc.*	27,278	9,496,290

		22,466,940

Life Sciences Tools & Services (4.2%)
Illumina, Inc.*	440,436	17,132,960
Techne Corp.	177,107	11,279,945

		28,412,905

Pharmaceuticals (2.1%)
Allergan, Inc.	116,961	7,639,893
Ironwood Pharmaceuticals, Inc.(b)*†	523,730	6,372,747
Ironwood Pharmaceuticals, Inc.*	10,439	141,135

		14,153,775

Total Health Care		65,033,620

Industrials (12.4%)
Air Freight & Logistics (3.5%)
C.H. Robinson Worldwide, Inc.	176,270	9,844,680
Expeditors International of Washington, Inc.	365,687	13,501,164

		23,345,844

Commercial Services & Supplies (0.7%)
Covanta Holding Corp.*	296,872	4,945,888

Professional Services (6.6%)
Corporate Executive Board Co.	188,435	5,010,487
IHS, Inc., Class A*	148,367	7,933,183
Intertek Group plc	644,680	14,263,642
Verisk Analytics, Inc., Class A*	612,782	17,280,452

		44,487,764

Trading Companies & Distributors (1.6%)
Fastenal Co.	215,851	10,358,689

Total Industrials		83,138,185

Information Technology (20.3%)
Communications Equipment (0.4%)
Palm, Inc.*	660,434	2,483,232

Computers & Peripherals (2.5%)
Teradata Corp.*	581,282	16,793,237

Internet Software & Services (9.7%)
Akamai Technologies, Inc.*	425,794	13,374,189
Alibaba.com Ltd.	4,716,500	9,488,583
Baidu, Inc. (ADR)*	53,012	31,648,164
Equinix, Inc.*	68,548	6,672,462
Monster Worldwide, Inc.*	266,103	4,419,971

		65,603,369

IT Services (2.1%)
Redecard S.A.	754,924	13,966,317

Semiconductors & Semiconductor Equipment (0.4%)
NVIDIA Corp.*	165,151	2,870,324

Software (5.2%)
Autodesk, Inc.*	303,822	8,938,443
Rovi Corp.*	165,805	6,156,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*	265,775	$19,786,949

		34,881,732

Total Information Technology		136,598,211

Materials (6.0%)
Chemicals (3.9%)
Intrepid Potash, Inc.*	243,540	7,386,568
Nalco Holding Co.	432,840	10,530,997
Rockwood Holdings, Inc.*	308,182	8,203,805

		26,121,370

Construction Materials (2.1%)
Martin Marietta Materials, Inc.	133,115	11,121,758
Texas Industries, Inc.	83,315	2,846,874

		13,968,632

Total Materials		40,090,002

Telecommunication Services (1.0%)
Wireless Telecommunication Services (1.0%)
Millicom International Cellular S.A.	76,012	6,776,470

Total Telecommunication Services		6,776,470

Total Common Stocks (94.1%) (Cost $589,449,162)		632,786,432

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.4%)
JPMorgan Chase Nassau
0.000%, 4/1/10
(Amortized Cost $43,313,513)	$43,313,513	43,313,513

Total Investments (100.5%) (Cost/Amortized Cost $632,762,675)		676,099,945
Other Assets Less Liabilities (-0.5%)		(3,437,879)

Net Assets (100%)		$672,662,066

*	Non-income producing.

†	Securities (totaling $9,359,758 or 1.4% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$147,356,901	$23,488,012	$2,987,011	$173,831,924
Consumer Staples	10,818,442	—	—	10,818,442
Energy	38,716,604	—	—	38,716,604
Financials	77,782,974	—	—	77,782,974
Health Care	58,660,873	—	6,372,747	65,033,620
Industrials	68,874,543	14,263,642	—	83,138,185
Information Technology	127,109,628	9,488,583	—	136,598,211
Materials	40,090,002	—	—	40,090,002
Telecommunication Services	6,776,470	—	—	6,776,470
Short-Term Investments	—	43,313,513	—	43,313,513

Total Assets	$576,186,437	$90,553,750	$9,359,758	$676,099,945

Total Liabilities	$—	$—	$—	$—

Total	$576,186,437	$90,553,750	$9,359,758	$676,099,945

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Health Care
Balance as of 12/31/09	$—	$3,663,475
Total gains or losses (realized/unrealized) included in earnings	(527,120)	(1,101,171)
Purchases, sales, issuances, and settlements (net)	3,514,131	3,810,443
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 3/31/10	$2,987,011	$6,372,747

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/10.	$(527,120)	$(1,101,171)

Investment security transactions for the three months ended March 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$27,698,272
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,800,727

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2010 (Unaudited)

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,306,969
Aggregate gross unrealized depreciation	(67,399,923)

Net unrealized appreciation	$43,907,046

Federal income tax cost of investments	$632,192,899

The Portfolio has a net capital loss carryforward of $36,495,939 of which $20,518,785 expires in the year 2016, and $15,977,154 expires in the year 2017.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of FASB Accounting Standards CodificationTM (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820). This standard defines fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s net assets as of March 31, 2010 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of ASC 815, “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 requires disclosures about entities derivative and hedging activities. The following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Porfolios’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
May 28, 2010

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
May 28, 2010